UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-308184) and the immediately following companion submission (the “first companion submission) of the Certified Shareholder Report on Form N-CSR (accession #0001193125-25-308321) provide the information required by Items 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “second companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission and the Registrant’s first companion submission. Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the first companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

•	PIMCO All Asset Fund Class A
•	PIMCO All Asset Fund Administrative Class
•	PIMCO All Asset Fund Class C
•	PIMCO All Asset Fund Institutional Class
•	PIMCO All Asset Fund I-2
•	PIMCO All Asset Fund Class R
•	PIMCO All Asset Fund I-3
•	PIMCO All Asset All Authority Fund Class A
•	PIMCO All Asset All Authority Fund Class C
•	PIMCO All Asset All Authority Fund Institutional Class
•	PIMCO All Asset All Authority Fund I-2
•	PIMCO All Asset All Authority Fund I-3
•	PIMCO Global Core Asset Allocation Fund Class A
•	PIMCO Global Core Asset Allocation Fund Class C
•	PIMCO Global Core Asset Allocation Fund Institutional Class
•	PIMCO Global Core Asset Allocation Fund I-2
•	PIMCO Climate Bond Fund Class A
•	PIMCO Climate Bond Fund Class C
•	PIMCO Climate Bond Fund Institutional Class
•	PIMCO Climate Bond Fund I-2
•	PIMCO Climate Bond Fund I-3
•	PIMCO Dynamic Bond Fund Class A
•	PIMCO Dynamic Bond Fund Class C
•	PIMCO Dynamic Bond Fund Institutional Class
•	PIMCO Dynamic Bond Fund I-2
•	PIMCO Dynamic Bond Fund Class R
•	PIMCO Dynamic Bond Fund I-3
•	PIMCO Extended Duration Fund Institutional Class
•	PIMCO Extended Duration Fund I-2
•	PIMCO GNMA and Government Securities Fund Class A
•	PIMCO GNMA and Government Securities Fund Class C
•	PIMCO GNMA and Government Securities Fund Institutional Class
•	PIMCO GNMA and Government Securities Fund I-2
•	PIMCO GNMA and Government Securities Fund I-3
•	PIMCO Investment Grade Credit Bond Fund Class A
•	PIMCO Investment Grade Credit Bond Fund Administrative Class
•	PIMCO Investment Grade Credit Bond Fund Class C
•	PIMCO Investment Grade Credit Bond Fund Institutional Class
•	PIMCO Investment Grade Credit Bond Fund I-2
•	PIMCO Investment Grade Credit Bond Fund I-3
•	PIMCO Long Duration Total Return Fund Institutional Class
•	PIMCO Long Duration Total Return Fund I-2
•	PIMCO Long Duration Total Return Fund Class A
•	PIMCO Long Duration Total Return Fund Class C
•	PIMCO Long-Term U.S. Government Fund Class A
•	PIMCO Long-Term U.S. Government Fund Class C
•	PIMCO Long-Term U.S. Government Fund Institutional Class
•	PIMCO Long-Term U.S. Government Fund I-2
•	PIMCO Low Duration Opportunities Fund Class A
•	PIMCO Low Duration Opportunities Fund Class C
•	PIMCO Low Duration Opportunities Fund Institutional Class
•	PIMCO Low Duration Opportunities Fund I-2
•	PIMCO Moderate Duration Fund Institutional Class
•	PIMCO Moderate Duration Fund I-2

•	PIMCO Mortgage Opportunities and Bond Fund I-3
•	PIMCO Mortgage Opportunities and Bond Fund Class A
•	PIMCO Mortgage Opportunities and Bond Fund Class C
•	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
•	PIMCO Mortgage Opportunities and Bond Fund I-2
•	PIMCO Total Return ESG Fund Administrative Class
•	PIMCO Total Return ESG Fund Institutional Class
•	PIMCO Total Return ESG Fund I-2
•	PIMCO Total Return ESG Fund Class A
•	PIMCO Total Return ESG Fund Class C
•	PIMCO Total Return ESG Fund I-3
•	PIMCO Total Return Fund II Institutional Class
•	PIMCO Total Return Fund II I-2
•	PIMCO Total Return Fund IV Class A
•	PIMCO Total Return Fund IV Institutional Class
•	PIMCO Total Return Fund V Institutional Class
•	PIMCO Credit Opportunities Bond Fund Class A
•	PIMCO Credit Opportunities Bond Fund Class C
•	PIMCO Credit Opportunities Bond Fund Institutional Class
•	PIMCO Credit Opportunities Bond Fund I-2
•	PIMCO Diversified Income Fund Class A
•	PIMCO Diversified Income Fund Administrative Class
•	PIMCO Diversified Income Fund Class C
•	PIMCO Diversified Income Fund Institutional Class
•	PIMCO Diversified Income Fund I-2
•	PIMCO Diversified Income Fund I-3
•	PIMCO ESG Income Fund Class A
•	PIMCO ESG Income Fund Class C
•	PIMCO ESG Income Fund Institutional Class
•	PIMCO ESG Income Fund I-2
•	PIMCO ESG Income Fund I-3
•	PIMCO High Yield Fund Class A
•	PIMCO High Yield Fund Administrative Class
•	PIMCO High Yield Fund Class C
•	PIMCO High Yield Fund Institutional Class
•	PIMCO High Yield Fund I-2
•	PIMCO High Yield Fund Class R
•	PIMCO High Yield Fund I-3
•	PIMCO High Yield Spectrum Fund Class A
•	PIMCO High Yield Spectrum Fund Class C
•	PIMCO High Yield Spectrum Fund Institutional Class
•	PIMCO High Yield Spectrum Fund I-2
•	PIMCO High Yield Spectrum Fund I-3
•	PIMCO Long-Term Credit Bond Fund Institutional Class
•	PIMCO Long-Term Credit Bond Fund I-2
•	PIMCO Low Duration Credit Fund Class A
•	PIMCO Low Duration Credit Fund Class C
•	PIMCO Low Duration Credit Fund Institutional Class
•	PIMCO Low Duration Credit Fund I-2
•	PIMCO Low Duration Income Fund Class A
•	PIMCO Low Duration Income Fund Class C
•	PIMCO Low Duration Income Fund Institutional Class
•	PIMCO Low Duration Income Fund I-2
•	PIMCO Low Duration Income Fund I-3
•	PIMCO Low Duration Income Fund Class C-2
•	PIMCO Preferred and Capital Securities Fund Class A
•	PIMCO Preferred and Capital Securities Fund Class C
•	PIMCO Preferred and Capital Securities Fund I-2
•	PIMCO Preferred and Capital Securities Fund Institutional Class
•	PIMCO Preferred and Capital Securities Fund I-3

Filed under the first companion submission on Form N-CSR:

•	PIMCO RAE Fundamental Advantage PLUS Fund Class A
•	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
•	PIMCO RAE PLUS EMG Fund Institutional Class
•	PIMCO RAE PLUS EMG Fund I-2
•	PIMCO RAE PLUS EMG Fund Class A
•	PIMCO RAE PLUS EMG Fund Class C
•	PIMCO RAE PLUS Fund Class A
•	PIMCO RAE PLUS Fund Class C
•	PIMCO RAE PLUS Fund Institutional Class
•	PIMCO RAE PLUS Fund I-2
•	PIMCO RAE PLUS Fund I-3
•	PIMCO RAE PLUS International Fund Institutional Class
•	PIMCO RAE PLUS International Fund Class A
•	PIMCO RAE PLUS International Fund I-2
•	PIMCO RAE PLUS Small Fund Institutional Class
•	PIMCO RAE PLUS Small Fund Class A
•	PIMCO RAE PLUS Small Fund Class C
•	PIMCO RAE PLUS Small Fund I-2
•	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
•	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
•	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
•	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
•	PIMCO StocksPLUS® Absolute Return Fund Class A
•	PIMCO StocksPLUS® Absolute Return Fund Class C
•	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
•	PIMCO StocksPLUS® Absolute Return Fund I-2
•	PIMCO StocksPLUS® Absolute Return Fund I-3
•	PIMCO StocksPLUS® Fund Class A
•	PIMCO StocksPLUS® Fund Class C
•	PIMCO StocksPLUS® Fund Institutional Class
•	PIMCO StocksPLUS® Fund I-2
•	PIMCO StocksPLUS® Fund Class R
•	PIMCO StocksPLUS® Fund I-3
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
•	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
•	PIMCO StocksPLUS® International Fund (Unhedged) Class A
•	PIMCO StocksPLUS® International Fund (Unhedged) Class C
•	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
•	PIMCO StocksPLUS® International Fund (Unhedged) I-2
•	PIMCO StocksPLUS® International Fund (Unhedged) I-3
•	PIMCO StocksPLUS® Long Duration Fund Institutional Class
•	PIMCO StocksPLUS® Short Fund Class A
•	PIMCO StocksPLUS® Short Fund Class C
•	PIMCO StocksPLUS® Short Fund Institutional Class
•	PIMCO StocksPLUS® Short Fund I-2
•	PIMCO StocksPLUS® Short Fund I-3
•	PIMCO StocksPLUS® Small Fund Class A
•	PIMCO StocksPLUS® Small Fund Class C
•	PIMCO StocksPLUS® Small Fund Institutional Class
•	PIMCO StocksPLUS® Small Fund I-2
•	PIMCO StocksPLUS® Small Fund I-3
•	PIMCO Emerging Markets Bond Fund Class A
•	PIMCO Emerging Markets Bond Fund Class C
•	PIMCO Emerging Markets Bond Fund Institutional Class
•	PIMCO Emerging Markets Bond Fund I-2
•	PIMCO Emerging Markets Bond Fund I-3

•	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
•	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
•	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
•	PIMCO Emerging Markets Local Currency and Bond Fund Class A
•	PIMCO Emerging Markets Local Currency and Bond Fund Class C
•	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
•	PIMCO Emerging Markets Local Currency and Bond Fund I-2
•	PIMCO Emerging Markets Local Currency and Bond Fund I-3
•	PIMCO Global Advantage® Strategy Bond Fund Class A
•	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
•	PIMCO International Bond Fund (Unhedged) Class A
•	PIMCO International Bond Fund (Unhedged) Administrative Class
•	PIMCO International Bond Fund (Unhedged) Class C
•	PIMCO International Bond Fund (Unhedged) Institutional Class
•	PIMCO International Bond Fund (Unhedged) I-2
•	PIMCO International Bond Fund (Unhedged) I-3
•	PIMCO California Municipal Intermediate Value Fund Institutional Class
•	PIMCO California Municipal Opportunistic Value Fund Institutional Class
•	PIMCO National Municipal Intermediate Value Fund Institutional Class
•	PIMCO National Municipal Opportunistic Value Fund Institutional Class
•	PIMCO Income Fund Class A
•	PIMCO Income Fund Administrative Class
•	PIMCO Income Fund Class C
•	PIMCO Income Fund Institutional Class
•	PIMCO Income Fund I-2
•	PIMCO Income Fund Class R
•	PIMCO Income Fund I-3
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
•	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
•	PIMCO Total Return Fund Class A
•	PIMCO Total Return Fund Administrative Class
•	PIMCO Total Return Fund Class C
•	PIMCO Total Return Fund Institutional Class
•	PIMCO Total Return Fund I-2
•	PIMCO Total Return Fund Class R
•	PIMCO Total Return Fund I-3
•	PIMCO TRENDS Managed Futures Strategy Fund I-3
•	PIMCO TRENDS Managed Futures Strategy Fund Class C
•	PIMCO TRENDS Managed Futures Strategy Fund Class A
•	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
•	PIMCO TRENDS Managed Futures Strategy Fund I-2

Filed under this submission (the second companion submission) on Form N-CSR:

•	PIMCO ABS and Short-Term Investments Portfolio
•	PIMCO EM Bond and Short-Term Investments Portfolio
•	PIMCO High Yield and Short-Term Investments Portfolio
•	PIMCO Investment Grade Credit Bond Portfolio
•	PIMCO Long Duration Credit Bond Portfolio

•	PIMCO Low Duration Portfolio
•	PIMCO Moderate Duration Portfolio
•	PIMCO Mortgage and Short-Term Investments Portfolio
•	PIMCO Municipal Portfolio
•	PIMCO Real Return Portfolio
•	PIMCO Sector Funds Series – AM
•	PIMCO Sector Fund Series – H
•	PIMCO Sector Fund Series – I
•	PIMCO Short-Term Portfolio
•	PIMCO Short-Term Floating NAV Portfolio II
•	PIMCO U.S. Government and Short-Term Investments Portfolio
•	PIMCO International Portfolio
•	PIMCO Short Asset Portfolio
•	PIMCO Short-Term Floating NAV Portfolio III
•	PIMCO All Asset: Multi-RAE PLUS Fund
•	PIMCO All Asset: Multi-Real Fund
•	PIMCO All Authority: Multi-RAE PLUS Fund
•	PIMCO CommoditiesPLUS® Strategy Fund Class A
•	PIMCO CommoditiesPLUS® Strategy Fund Class C
•	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class
•	PIMCO CommoditiesPLUS® Strategy Fund I-2
•	PIMCO CommoditiesPLUS® Strategy Fund I-3
•	PIMCO CommodityRealReturnStrategy Fund® Class A
•	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
•	PIMCO CommodityRealReturnStrategy Fund® Class C
•	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
•	PIMCO CommodityRealReturnStrategy Fund® I-2
•	PIMCO CommodityRealReturnStrategy Fund® Class R
•	PIMCO CommodityRealReturnStrategy Fund® I-3
•	PIMCO Inflation Response Multi-Asset Fund Class A
•	PIMCO Inflation Response Multi-Asset Fund Institutional Class
•	PIMCO Inflation Response Multi-Asset Fund I-2
•	PIMCO Inflation Response Multi-Asset Fund I-3
•	PIMCO Long-Term Real Return Fund Institutional Class
•	PIMCO Long-Term Real Return Fund I-2
•	PIMCO Real Return Fund Class A
•	PIMCO Real Return Fund Administrative Class
•	PIMCO Real Return Fund Class C
•	PIMCO Real Return Fund Institutional Class
•	PIMCO Real Return Fund I-2
•	PIMCO Real Return Fund Class R
•	PIMCO Real Return Fund I-3
•	PIMCO RealEstateRealReturn Strategy Fund Class A
•	PIMCO RealEstateRealReturn Strategy Fund Class C
•	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
•	PIMCO RealEstateRealReturn Strategy Fund I-2
•	PIMCO RealEstateRealReturn Strategy Fund I-3
•	PIMCO Government Money Market Fund Class A
•	PIMCO Government Money Market Fund Class C
•	PIMCO Government Money Market Fund Class M
•	PIMCO Government Money Market Fund I-2
•	PIMCO Government Money Market Fund Institutional Class
•	PIMCO Government Money Market Fund Administrative Class
•	PIMCO Low Duration Fund Class A
•	PIMCO Low Duration Fund Administrative Class
•	PIMCO Low Duration Fund Class C
•	PIMCO Low Duration Fund Institutional Class
•	PIMCO Low Duration Fund I-2
•	PIMCO Low Duration Fund Class R
•	PIMCO Low Duration Fund I-3
•	PIMCO Low Duration Fund Class C-2

•	PIMCO Low Duration Fund II Administrative Class
•	PIMCO Low Duration Fund II Institutional Class
•	PIMCO Low Duration ESG Fund Institutional Class
•	PIMCO Low Duration ESG Fund I-2
•	PIMCO Short Asset Investment Fund Class A
•	PIMCO Short Asset Investment Fund Administrative Class
•	PIMCO Short Asset Investment Fund Institutional Class
•	PIMCO Short Asset Investment Fund I-2
•	PIMCO Short Asset Investment Fund Class M
•	PIMCO Short Asset Investment Fund I-3
•	PIMCO Short-Term Fund Class A
•	PIMCO Short-Term Fund Administrative Class
•	PIMCO Short-Term Fund Class C
•	PIMCO Short-Term Fund Institutional Class
•	PIMCO Short-Term Fund I-2
•	PIMCO Short-Term Fund Class R
•	PIMCO Short-Term Fund I-3
•	PIMCO California Intermediate Municipal Bond Fund Class A
•	PIMCO California Intermediate Municipal Bond Fund Class C
•	PIMCO California Intermediate Municipal Bond Fund Institutional Class
•	PIMCO California Intermediate Municipal Bond Fund I-2
•	PIMCO California Municipal Bond Fund Class A
•	PIMCO California Municipal Bond Fund Class C
•	PIMCO California Municipal Bond Fund Institutional Class
•	PIMCO California Municipal Bond Fund I-2
•	PIMCO California Short Duration Municipal Income Fund Class A
•	PIMCO California Short Duration Municipal Income Fund Institutional Class
•	PIMCO California Short Duration Municipal Income Fund I-2
•	PIMCO High Yield Municipal Bond Fund Class A
•	PIMCO High Yield Municipal Bond Fund Class C
•	PIMCO High Yield Municipal Bond Fund Institutional Class
•	PIMCO High Yield Municipal Bond Fund I-2
•	PIMCO High Yield Municipal Bond Fund I-3
•	PIMCO Municipal Bond Fund Class A
•	PIMCO Municipal Bond Fund Class C
•	PIMCO Municipal Bond Fund Institutional Class
•	PIMCO Municipal Bond Fund I-2
•	PIMCO Municipal Bond Fund I-3
•	PIMCO National Intermediate Municipal Bond Fund Class A
•	PIMCO National Intermediate Municipal Bond Fund Class C
•	PIMCO National Intermediate Municipal Bond Fund Institutional Class
•	PIMCO National Intermediate Municipal Bond Fund I-2
•	PIMCO New York Municipal Bond Fund Class A
•	PIMCO New York Municipal Bond Fund Class C
•	PIMCO New York Municipal Bond Fund Institutional Class
•	PIMCO New York Municipal Bond Fund I-2
•	PIMCO New York Municipal Bond Fund I-3
•	PIMCO Short Duration Municipal Income Fund Class A
•	PIMCO Short Duration Municipal Income Fund Class C
•	PIMCO Short Duration Municipal Income Fund Institutional Class
•	PIMCO Short Duration Municipal Income Fund I-2
•	PIMCO Short Duration Municipal Income Fund Class C-2
•	PIMCO Short Duration Municipal Income Fund I-3
(b)	Not applicable to the Registrant.

PIMCO All Asset: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$58	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,983,819
# of Portfolio Holdings	2,078
Portfolio Turnover Rate	410%
Total Net Advisory Fees Paid During the Reporting Period	$6,951
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	101.5%
Asset-Backed Securities	30.8%
Sovereign Issues	12.2%
U.S. Treasury Obligations	9.6%
Non-Agency Mortgage-Backed Securities	9.2%
Corporate Bonds & Notes	6.6%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Instruments	21.6%
Affiliated Investments	0.5%
Financial Derivative Instruments	2.8%
Other Assets and Liabilities, Net	(95.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2221TSRSAR_093025

PIMCO All Asset: Multi-Real Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$210	4.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,765,167
# of Portfolio Holdings	987
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$4,532
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.9%
Real Estate Investment Trusts	31.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	9.1%
Commodities	6.5%
Sovereign Issues	5.5%
Corporate Bonds & Notes	1.1%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	8.2%
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(89.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Asset: Multi-Real Fund

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2223TSRSAR_093025

PIMCO All Authority: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$57	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,936
# of Portfolio Holdings	859
Portfolio Turnover Rate	412%
Total Net Advisory Fees Paid During the Reporting Period	$608
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	84.9%
Non-Agency Mortgage-Backed Securities	18.1%
Asset-Backed Securities	17.5%
Sovereign Issues	10.9%
Corporate Bonds & Notes	5.6%
U.S. Treasury Obligations	2.7%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	24.7%
Affiliated Investments	4.1%
Financial Derivative Instruments	2.5%
Other Assets and Liabilities, Net	(71.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO All Authority: Multi-RAE PLUS Fund

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2236TSRSAR_093025

PIMCO ABS and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,311,006
# of Portfolio Holdings	2,193
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$778
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.7%
Asset-Backed Securities	58.6%
Non-Agency Mortgage-Backed Securities	20.6%
U.S. Treasury Obligations	1.1%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	0.3%
Affiliated Investments	13.5%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(55.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO ABS and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0460TSRSAR_093025

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4038TSRSAR_093025

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4238TSRSAR_093025

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0054TSRSAR_093025

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$260,178
# of Portfolio Holdings	170
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$244
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	15.2%
Electric Power & Light Revenue	10.9%
Health, Hospital & Nursing Home Revenue	10.9%
Port, Airport & Marina Revenue	9.7%
Ad Valorem Property Tax	9.2%
U.S. Government Agencies	4.2%
Resource Recovery Revenue	3.6%
Lease (Abatement)	3.5%
Highway Revenue Tolls	3.5%
Sales Tax Revenue	2.6%
College & University Revenue	2.4%
Other Investments	14.9%
Short-Term Instruments	0.2%
Affiliated Investments	9.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1918TSRSAR_093025

Class A: PCTTX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCTTX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6040TSRSAR_093025

Class C: PCTGX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCTGX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6240TSRSAR_093025

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2062TSRSAR_093025

I-2: PCTPX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$448,096
# of Portfolio Holdings	289
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$411
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	19.9%
Local or Guaranteed Housing	13.5%
Port, Airport & Marina Revenue	8.7%
Health, Hospital & Nursing Home Revenue	8.6%
Electric Power & Light Revenue	8.4%
College & University Revenue	5.0%
Special Tax	4.8%
U.S. Government Agencies	3.7%
Water Revenue	3.7%
Sales Tax Revenue	2.5%
Private Schools	2.4%
Other Investments	14.2%
Affiliated Investments	3.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCTPX

PIMCO California Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2068TSRSAR_093025

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$201,897
# of Portfolio Holdings	126
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.1%
Ad Valorem Property Tax	10.9%
Local or Guaranteed Housing	8.7%
Electric Power & Light Revenue	8.4%
Resource Recovery Revenue	6.0%
Highway Revenue Tolls	5.3%
Port, Airport & Marina Revenue	4.9%
Water Revenue	4.8%
General Fund	4.7%
Lease (Abatement)	4.1%
Other Investments	12.2%
Short-Term Instruments	6.2%
Affiliated Investments	12.1%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4117TSRSAR_093025

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$201,897
# of Portfolio Holdings	126
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.1%
Ad Valorem Property Tax	10.9%
Local or Guaranteed Housing	8.7%
Electric Power & Light Revenue	8.4%
Resource Recovery Revenue	6.0%
Highway Revenue Tolls	5.3%
Port, Airport & Marina Revenue	4.9%
Water Revenue	4.8%
General Fund	4.7%
Lease (Abatement)	4.1%
Other Investments	12.2%
Short-Term Instruments	6.2%
Affiliated Investments	12.1%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1888TSRSAR_093025

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$201,897
# of Portfolio Holdings	126
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$155
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	11.1%
Ad Valorem Property Tax	10.9%
Local or Guaranteed Housing	8.7%
Electric Power & Light Revenue	8.4%
Resource Recovery Revenue	6.0%
Highway Revenue Tolls	5.3%
Port, Airport & Marina Revenue	4.9%
Water Revenue	4.8%
General Fund	4.7%
Lease (Abatement)	4.1%
Other Investments	12.2%
Short-Term Instruments	6.2%
Affiliated Investments	12.1%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1929TSRSAR_093025

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCLAX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6016TSRSAR_093025

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCPCX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6216TSRSAR_093025

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCLNX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2176TSRSAR_093025

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCLIX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1970TSRSAR_093025

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommoditiesPLUS® Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,763,867
# of Portfolio Holdings	953
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$11,123
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Commodities	15.1%
Asset-Backed Securities	12.4%
U.S. Government Agencies	11.5%
Corporate Bonds & Notes	8.8%
U.S. Treasury Obligations	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	66.6%
Affiliated Investments	5.7%
Financial Derivative Instruments	(0.8%)
Other Assets and Liabilities, Net	(26.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCLPX

PIMCO CommoditiesPLUS® Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1980TSRSAR_093025

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCRAX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4049TSRSAR_093025

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PCRRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0410TSRSAR_093025

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCRCX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4249TSRSAR_093025

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$52	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCRNX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2177TSRSAR_093025

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCRIX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0045TSRSAR_093025

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCRPX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1921TSRSAR_093025

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn Strategy Fund® (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$79	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,423,824
# of Portfolio Holdings	1,066
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$8,618
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	72.7%
U.S. Government Agencies	16.5%
Sovereign Issues	9.4%
Asset-Backed Securities	9.3%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.7%
Preferred Securities	0.1%
Short-Term Instruments	18.9%
Affiliated Investments	1.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(30.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PCSRX

PIMCO CommodityRealReturn Strategy Fund®

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4549TSRSAR_093025

PIMCO EM Bond and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$455,954
# of Portfolio Holdings	478
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$42
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Peru	13.3%
South Africa	12.5%
Mexico	10.3%
Saudi Arabia	8.8%
Colombia	5.5%
Luxembourg	4.9%
United States	4.8%
Romania	4.6%
Serbia	4.3%
Brazil	3.2%
Other Countries	18.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.3%
Other Assets and Liabilities, Net	1.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO EM Bond and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0138TSRSAR_093025

Class A: AMAXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: AMAXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4099TSRSAR_093025

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGOXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2169TSRSAR_093025

Class C: AMGXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: AMGXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4299TSRSAR_093025

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGYXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2168TSRSAR_093025

Class M: PGFXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PGFXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1940TSRSAR_093025

I-2: PGPXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Government Money Market Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,090,614
# of Portfolio Holdings	16
Total Net Advisory Fees Paid During the Reporting Period	$2,584
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	143.9%
Other Assets and Liabilities, Net	(43.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGPXX

PIMCO Government Money Market Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1941TSRSAR_093025

PIMCO High Yield and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$144,979
# of Portfolio Holdings	621
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$14
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.1%
Loan Participations and Assignments	7.6%
U.S. Treasury Obligations	3.8%
Common Stocks	3.6%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.3%
Affiliated Investments	1.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO High Yield and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0477TSRSAR_093025

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4025TSRSAR_093025

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4225TSRSAR_093025

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2232TSRSAR_093025

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1886TSRSAR_093025

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,763,472
# of Portfolio Holdings	944
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$8,175
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Local or Guaranteed Housing	12.5%
Health, Hospital & Nursing Home Revenue	10.8%
Ad Valorem Property Tax	7.2%
Industrial Revenue	5.7%
Tobacco Settlement Funded	5.4%
Port, Airport & Marina Revenue	5.4%
Sales Tax Revenue	5.2%
Electric Power & Light Revenue	5.1%
Natural Gas Revenue	3.9%
Water Revenue	3.9%
Special Assessment	2.9%
Other Investments	26.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.6%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1919TSRSAR_093025

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	2.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6034TSRSAR_093025

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$121	2.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2238TSRSAR_093025

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	2.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2031TSRSAR_093025

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Inflation Response Multi-Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$118	2.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,023,000
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	109%
Total Net Advisory Fees Paid During the Reporting Period	$3,379
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	58.6%
U.S. Government Agencies	30.1%
Commodities	13.1%
Sovereign Issues	7.6%
Asset-Backed Securities	7.0%
Real Estate Investment Trusts	4.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	0.5%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	25.5%
Affiliated Investments	9.6%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPRMX

PIMCO Inflation Response Multi-Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2033TSRSAR_093025

PIMCO International Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$528,293
# of Portfolio Holdings	252
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$51
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	17.1%
Canada	12.6%
Supranational	7.3%
United Kingdom	6.9%
Australia	3.5%
United States	2.3%
Short-Term Instruments	11.2%
Affiliated Investments	35.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	4.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO International Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0109TSRSAR_093025

PIMCO Investment Grade Credit Bond Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,472,045
# of Portfolio Holdings	792
Portfolio Turnover Rate	92%
Total Net Advisory Fees Paid During the Reporting Period	$240
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	84.6%
U.S. Government Agencies	9.4%
Preferred Securities	4.8%
Sovereign Issues	1.8%
Non-Agency Mortgage-Backed Securities	1.5%
Asset-Backed Securities	1.0%
Municipal Bonds & Notes	0.8%
Convertible Preferred Securities	0.7%
U.S. Treasury Obligations	0.6%
Loan Participations and Assignments	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	3.6%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(9.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Investment Grade Credit Bond Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0476TSRSAR_093025

PIMCO Long Duration Credit Bond Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$27,209,220
# of Portfolio Holdings	2,490
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$2,597
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	75.7%
U.S. Treasury Obligations	22.5%
U.S. Government Agencies	14.9%
Sovereign Issues	3.7%
Preferred Securities	2.7%
Municipal Bonds & Notes	2.2%
Asset-Backed Securities	0.4%
Non-Agency Mortgage-Backed Securities	0.3%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(22.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Long Duration Credit Bond Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS1830TSRSAR_093025

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	2.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$364,178
# of Portfolio Holdings	531
Portfolio Turnover Rate	64%
Total Net Advisory Fees Paid During the Reporting Period	$457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	7.3%
Sovereign Issues	6.2%
Non-Agency Mortgage-Backed Securities	3.0%
Corporate Bonds & Notes	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRAIX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0066TSRSAR_093025

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$112	2.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$364,178
# of Portfolio Holdings	531
Portfolio Turnover Rate	64%
Total Net Advisory Fees Paid During the Reporting Period	$457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	106.2%
U.S. Government Agencies	18.4%
Asset-Backed Securities	7.3%
Sovereign Issues	6.2%
Non-Agency Mortgage-Backed Securities	3.0%
Corporate Bonds & Notes	0.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(43.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRTPX

PIMCO Long-Term Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1993TSRSAR_093025

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$339,531
# of Portfolio Holdings	424
Portfolio Turnover Rate	52%
Total Net Advisory Fees Paid During the Reporting Period	$393
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.2%
Corporate Bonds & Notes	13.6%
U.S. Treasury Obligations	13.0%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	0.7%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	56.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(27.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDIX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0121TSRSAR_093025

I-2: PLUPX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$339,531
# of Portfolio Holdings	424
Portfolio Turnover Rate	52%
Total Net Advisory Fees Paid During the Reporting Period	$393
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	29.2%
Corporate Bonds & Notes	13.6%
U.S. Treasury Obligations	13.0%
Asset-Backed Securities	8.8%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	0.7%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	56.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(27.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLUPX

PIMCO Low Duration ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1991TSRSAR_093025

Class A: PTLAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTLAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4004TSRSAR_093025

Administrative Class: PLDAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PLDAX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0436TSRSAR_093025

Class C: PTLCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$56	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTLCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4204TSRSAR_093025

Class C-2: PLCCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$66	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLCCX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4804TSRSAR_093025

I-3: PTLNX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTLNX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2188TSRSAR_093025

Institutional Class: PTLDX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTLDX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0036TSRSAR_093025

I-2: PLDPX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLDPX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1901TSRSAR_093025

Class R: PLDRX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$5,852,766
# of Portfolio Holdings	1,102
Portfolio Turnover Rate	224%
Total Net Advisory Fees Paid During the Reporting Period	$8,048
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.7%
U.S. Treasury Obligations	13.5%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	6.0%
Non-Agency Mortgage-Backed Securities	4.8%
Sovereign Issues	3.0%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	32.0%
Affiliated Investments	14.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(28.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PLDRX

PIMCO Low Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4504TSRSAR_093025

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$287,386
# of Portfolio Holdings	323
Portfolio Turnover Rate	203%
Total Net Advisory Fees Paid During the Reporting Period	$343
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.0%
U.S. Treasury Obligations	16.1%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	6.4%
Asset-Backed Securities	2.9%
Short-Term Instruments	41.8%
Affiliated Investments	15.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(30.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDFAX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0407TSRSAR_093025

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$287,386
# of Portfolio Holdings	323
Portfolio Turnover Rate	203%
Total Net Advisory Fees Paid During the Reporting Period	$343
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	41.0%
U.S. Treasury Obligations	16.1%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	6.4%
Asset-Backed Securities	2.9%
Short-Term Instruments	41.8%
Affiliated Investments	15.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(30.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLDTX

PIMCO Low Duration Fund II

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0107TSRSAR_093025

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,358,865
# of Portfolio Holdings	468
Portfolio Turnover Rate	30%
Total Net Advisory Fees Paid During the Reporting Period	$231
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	37.1%
Corporate Bonds & Notes	22.6%
U.S. Government Agencies	16.7%
Asset-Backed Securities	11.9%
Non-Agency Mortgage-Backed Securities	5.9%
Municipal Bonds & Notes	1.2%
Sovereign Issues	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	13.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(9.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2034TSRSAR_093025

PIMCO Moderate Duration Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,652,745
# of Portfolio Holdings	746
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$357
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.9%
Corporate Bonds & Notes	22.4%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	11.5%
Non-Agency Mortgage-Backed Securities	6.0%
Municipal Bonds & Notes	2.5%
Other Investments	0.1%
Short-Term Instruments	23.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(24.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Moderate Duration Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2035TSRSAR_093025

PIMCO Mortgage and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,167,871
# of Portfolio Holdings	2,473
Portfolio Turnover Rate	654%
Total Net Advisory Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	292.0%
U.S. Treasury Obligations	17.5%
Non-Agency Mortgage-Backed Securities	7.4%
Asset-Backed Securities	5.8%
Municipal Bonds & Notes	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(225.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Mortgage and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0474TSRSAR_093025

Class A: PMLAX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMLAX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4012TSRSAR_093025

Class C: PMLCX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMLCX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4212TSRSAR_093025

I-3: PMUNX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMUNX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2233TSRSAR_093025

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0040TSRSAR_093025

I-2: PMUPX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$4,240,179
# of Portfolio Holdings	753
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$4,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.1%
Local or Guaranteed Housing	12.5%
Port, Airport & Marina Revenue	10.3%
Ad Valorem Property Tax	7.1%
Income Tax Revenue	5.9%
Electric Power & Light Revenue	4.4%
Sales Tax Revenue	4.3%
Natural Gas Revenue	4.3%
Industrial Revenue	4.1%
Water Revenue	3.6%
Miscellaneous Revenue	3.0%
Other Investments	22.0%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	4.1%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMUPX

PIMCO Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1916TSRSAR_093025

PIMCO Municipal Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,377
# of Portfolio Holdings	87
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$10
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	14.6%
Port, Airport & Marina Revenue	14.5%
Ad Valorem Property Tax	10.0%
College & University Revenue	9.2%
Highway Revenue Tolls	7.1%
Income Tax Revenue	6.3%
Appropriations	5.8%
Electric Power & Light Revenue	4.7%
Water Revenue	3.4%
Hotel Occupancy Tax	3.3%
Natural Gas Revenue	3.1%
Sales Tax Revenue	2.3%
Other Investments	13.1%
Short-Term Instruments	0.5%
Affiliated Investments	1.0%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Municipal Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0489TSRSAR_093025

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6041TSRSAR_093025

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6241TSRSAR_093025

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2064TSRSAR_093025

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,148,217
# of Portfolio Holdings	465
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1,135
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.5%
Local or Guaranteed Housing	12.9%
Port, Airport & Marina Revenue	9.8%
Ad Valorem Property Tax	8.1%
Electric Power & Light Revenue	6.7%
Natural Gas Revenue	5.5%
Industrial Revenue	4.6%
College & University Revenue	3.2%
Water Revenue	3.0%
U.S. Government Agencies	3.0%
Miscellaneous Revenue	2.9%
Other Investments	19.5%
Short-Term Instruments	0.1%
Affiliated Investments	7.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2069TSRSAR_093025

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4037TSRSAR_093025

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4237TSRSAR_093025

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2234TSRSAR_093025

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0055TSRSAR_093025

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$894,409
# of Portfolio Holdings	259
Portfolio Turnover Rate	33%
Total Net Advisory Fees Paid During the Reporting Period	$983
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Income Tax Revenue	18.0%
College & University Revenue	7.7%
Port, Airport & Marina Revenue	7.7%
Ad Valorem Property Tax	7.5%
Water Revenue	7.0%
Health, Hospital & Nursing Home Revenue	6.6%
Local or Guaranteed Housing	6.4%
Sales Tax Revenue	6.2%
Electric Power & Light Revenue	5.0%
Industrial Revenue	4.1%
Natural Gas Revenue	4.1%
Highway Revenue Tolls	2.2%
Other Investments	12.4%
Short-Term Instruments	2.0%
Affiliated Investments	1.9%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1992TSRSAR_093025

PIMCO Sector Fund Series – AM

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$33	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$53,125
# of Portfolio Holdings	136
Portfolio Turnover Rate	501%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	167.7%
Non-Agency Mortgage-Backed Securities	13.4%
Short-Term Instruments	0.5%
Affiliated Investments	4.0%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(87.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – AM

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2226TSRSAR_093025

PIMCO Sector Fund Series – H

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$97,144
# of Portfolio Holdings	490
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	78.9%
U.S. Treasury Obligations	3.6%
Loan Participations and Assignments	3.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	15.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – H

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2230TSRSAR_093025

PIMCO Sector Fund Series – I

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$46	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,069,616
# of Portfolio Holdings	1,386
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.6%
U.S. Treasury Obligations	34.2%
U.S. Government Agencies	7.2%
Asset-Backed Securities	4.5%
Sovereign Issues	1.8%
Preferred Securities	1.6%
Non-Agency Mortgage-Backed Securities	0.7%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(23.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – I

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2231TSRSAR_093025

Class A: PRTNX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PRTNX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4010TSRSAR_093025

Administrative Class: PARRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PARRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0422TSRSAR_093025

Class C: PRTCX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PRTCX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4210TSRSAR_093025

I-3: PRNPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PRNPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2194TSRSAR_093025

Institutional Class: PRRIX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRIX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0122TSRSAR_093025

I-2: PRLPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRLPX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1920TSRSAR_093025

Class R: PRRRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,758,043
# of Portfolio Holdings	1,155
Portfolio Turnover Rate	93%
Total Net Advisory Fees Paid During the Reporting Period	$9,514
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	16.6%
Asset-Backed Securities	7.7%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.9%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(11.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PRRRX

PIMCO Real Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4510TSRSAR_093025

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$185	3.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$472,454
# of Portfolio Holdings	82
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$45
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	178.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(78.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0488TSRSAR_093025

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$241	4.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PETAX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4061TSRSAR_093025

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$278	5.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PETCX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4261TSRSAR_093025

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$228	4.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNRNX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2195TSRSAR_093025

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$221	4.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PRRSX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0347TSRSAR_093025

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO RealEstateRealReturn Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$226	4.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$519,361
# of Portfolio Holdings	651
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$1,254
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	110.2%
Real Estate Investment Trusts	40.2%
U.S. Government Agencies	14.3%
Asset-Backed Securities	13.1%
Sovereign Issues	4.1%
Corporate Bonds & Notes	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Preferred Securities	0.2%
Common Stocks	0.2%
Short-Term Instruments	0.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(84.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PETPX

PIMCO RealEstateRealReturn Strategy Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1923TSRSAR_093025

Class A: PAIAX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIAX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6042TSRSAR_093025

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAIQX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2067TSRSAR_093025

I-3: PANDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2196TSRSAR_093025

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAIDX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2066TSRSAR_093025

Class M: PAMSX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class M: PAMSX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2163TSRSAR_093025

I-2: PAIPX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Investment Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,202,088
# of Portfolio Holdings	406
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$1,952
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	50.2%
Asset-Backed Securities	14.8%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	3.9%
Sovereign Issues	2.1%
U.S. Treasury Obligations	1.5%
Short-Term Instruments	12.7%
Affiliated Investments	7.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAIPX

PIMCO Short Asset Investment Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2070TSRSAR_093025

PIMCO Short Asset Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,247,973
# of Portfolio Holdings	765
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	51.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	17.2%
Non-Agency Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	1.9%
Sovereign Issues	0.6%
Short-Term Instruments	6.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short Asset Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2172TSRSAR_093025

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4039TSRSAR_093025

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$52	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4239TSRSAR_093025

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$62	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4839TSRSAR_093025

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2235TSRSAR_093025

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0053TSRSAR_093025

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$503,300
# of Portfolio Holdings	215
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$421
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Health, Hospital & Nursing Home Revenue	13.9%
Local or Guaranteed Housing	12.6%
Ad Valorem Property Tax	9.3%
Electric Power & Light Revenue	8.2%
Port, Airport & Marina Revenue	5.6%
Industrial Revenue	4.9%
Natural Gas Revenue	4.5%
Highway Revenue Tolls	4.2%
Resource Recovery Revenue	3.9%
College & University Revenue	3.4%
Sales Tax Revenue	2.8%
Other Investments	17.9%
Short-Term Instruments	0.9%
Affiliated Investments	9.3%
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1917TSRSAR_093025

PIMCO Short-Term Floating NAV Portfolio II

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,514,021
# of Portfolio Holdings	225
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$1,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	9.6%
Sovereign Issues	1.1%
U.S. Government Agencies	1.1%
U.S. Treasury Obligations	0.8%
Asset-Backed Securities	0.3%
Short-Term Instruments	98.8%
Other Assets and Liabilities, Net	(11.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio II

Semi-Annual Shareholder Report |

September 30, 2025

PAPS1944TSRSAR_093025

PIMCO Short-Term Floating NAV Portfolio III

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$33,864,074
# of Portfolio Holdings	388
Portfolio Turnover Rate	157%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	7.9%
U.S. Treasury Obligations	6.5%
U.S. Government Agencies	1.1%
Sovereign Issues	0.9%
Asset-Backed Securities	0.2%
Short-Term Instruments	91.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(7.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio III

Semi-Annual Shareholder Report |

September 30, 2025

PAPS2056TSRSAR_093025

Class A: PSHAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSHAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4002TSRSAR_093025

Administrative Class: PSFAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PSFAX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0437TSRSAR_093025

Class C: PFTCX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFTCX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4202TSRSAR_093025

I-3: PTSNX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTSNX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2197TSRSAR_093025

Institutional Class: PTSHX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSHX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0037TSRSAR_093025

I-2: PTSPX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PTSPX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1900TSRSAR_093025

Class R: PTSRX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$54	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$9,508,456
# of Portfolio Holdings	1,228
Portfolio Turnover Rate	50%
Total Net Advisory Fees Paid During the Reporting Period	$12,049
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	48.2%
U.S. Government Agencies	20.2%
Asset-Backed Securities	17.9%
Non-Agency Mortgage-Backed Securities	8.1%
Sovereign Issues	2.0%
U.S. Treasury Obligations	2.0%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	16.6%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(18.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PTSRX

PIMCO Short-Term Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4502TSRSAR_093025

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$3	0.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$179,154
# of Portfolio Holdings	763
Portfolio Turnover Rate	329%
Total Net Advisory Fees Paid During the Reporting Period	$18
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	65.7%
Asset-Backed Securities	45.6%
Non-Agency Mortgage-Backed Securities	31.5%
U.S. Treasury Obligations	4.9%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	7.1%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(54.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0468TSRSAR_093025

PIMCO U.S. Government and Short-Term Investments Portfolio

Semi-Annual Shareholder Report | September 30, 2025

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,212,856
# of Portfolio Holdings	236
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	88.7%
Asset-Backed Securities	3.2%
Non-Agency Mortgage-Backed Securities	3.1%
U.S. Government Agencies	0.5%
Short-Term Instruments	0.1%
Affiliated Investments	3.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO U.S. Government and Short-Term Investments Portfolio

Semi-Annual Shareholder Report |

September 30, 2025

PAPS0470TSRSAR_093025

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

•	PAPS Portfolios
•	PAPS All Asset Funds
•	Real Return Strategy Funds
•	Short Duration Strategy Funds
•	Tax-Efficient Strategy Funds

Filed under the initially filed companion submission on Form N-CSR:

•	Asset Allocation Funds
•	Bond Funds
•	Credit Bond Funds

Filed under the first companion submission on Form N-CSR:

•	Equity-Related Strategy Funds
•	International Bond Funds
•	Municipal Value Funds
•	Income Fund
•	International Bond Fund (U.S. Dollar-Hedged)
•	Total Return Fund
•	TRENDS Managed Futures Strategy Fund

(b) Not applicable to the Registrant.

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Private Account Portfolio Series

PIMCO ABS and Short-Term Investments Portfolio

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Municipal Portfolio

PIMCO Real Return Portfolio

PIMCO Sector Fund Series - AM

PIMCO Sector Fund Series - H

PIMCO Sector Fund Series - I

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government and Short-Term Investments Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

(1) Consolidated Schedule of Investments

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than portfolios or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s offering memorandum and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Portfolio’s compliance calculations, including those used in a Portfolio’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions

2	PRIVATE ACCOUNT PORTFOLIO SERIES

and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolios and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolios, issuers in which they invest and other market participants and Portfolio service providers. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO ABS and Short-Term Investments Portfolio	10/31/00	Diversified
PIMCO EM Bond and Short-Term Investments Portfolio	04/03/98	Non-diversified
PIMCO High Yield and Short-Term Investments Portfolio	12/08/00	Diversified
PIMCO Investment Grade Credit Bond Portfolio	01/26/00	Diversified
PIMCO Long Duration Credit Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO Municipal Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Sector Fund Series - AM	07/19/24	Non-diversified
PIMCO Sector Fund Series - H	02/22/24	Non-diversified
PIMCO Sector Fund Series - I	06/02/22	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s offering memorandum nor offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Portfolios	(Cont.)

documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

A supplement was filed on May 21, 2025 to provide notification of changes to the principal investment strategies of the PIMCO Sector Fund Series - AM. As of May 21, 2025, the second sentence in the second paragraph of the principal investment strategies of PIMCO Sector Fund Series - AM was deleted and replaced with the following: In addition, the Portfolio may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, for the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ABS and Short-Term Investments Portfolio

04/01/2025 - 09/30/2025+	$11.83	$0.32	$0.09	$0.41	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2025	11.65	0.68	0.19	0.87	(0.69)	0.00	0.00	(0.69)

03/31/2024	11.50	0.65	0.14	0.79	(0.64)	0.00	0.00	(0.64)

03/31/2023	12.14	0.49	(0.63)	(0.14)	(0.50)	0.00	0.00	(0.50)

03/31/2022	12.60	0.36	(0.45)	(0.09)	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	11.95	0.31	0.79	1.10	(0.37)	(0.08)	0.00	(0.45)

PIMCO EM Bond and Short-Term Investments Portfolio

04/01/2025 - 09/30/2025+	$9.70	$0.29	$0.25	$0.54	$(0.49)	$0.00	$0.00	$(0.49)

03/31/2025	8.88	0.51	0.42	0.93	(0.11)	0.00	0.00	(0.11)

03/31/2024	8.61	0.46	0.28	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2023	9.14	0.37	(0.40)	(0.03)	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.92	0.32	(0.70)	(0.38)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.15	0.28	0.50	0.78	(0.01)	0.00	0.00	(0.01)

PIMCO High Yield and Short-Term Investments Portfolio

04/01/2025 - 09/30/2025+	$7.16	$0.24	$0.21	$0.45	$(0.37)	$0.00	$0.00	$(0.37)

03/31/2025	6.96	0.50	0.08	0.58	(0.38)	0.00	0.00	(0.38)

03/31/2024	6.88	0.51	0.16	0.67	(0.53)	(0.06)	0.00	(0.59)

03/31/2023	7.83	0.43	(0.83)	(0.40)	(0.55)	0.00	0.00	(0.55)

03/31/2022	7.60	0.38	0.26	0.64	(0.41)	0.00	0.00	(0.41)

03/31/2021	6.76	0.42	0.89	1.31	(0.47)	0.00	0.00	(0.47)

PIMCO Investment Grade Credit Bond Portfolio

04/01/2025 - 09/30/2025+	$9.06	$0.21	$0.17	$0.38	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2025	8.90	0.42	0.20	0.62	(0.46)	0.00	0.00	(0.46)

03/31/2024	8.67	0.37	0.21	0.58	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.12	0.30	(0.43)	(0.13)	(0.30)	(0.02)	0.00	(0.32)

03/31/2022	9.78	0.27	(0.60)	(0.33)	(0.28)	(0.05)	0.00	(0.33)

03/31/2021	9.14	0.27	0.65	0.92	(0.28)	0.00	0.00	(0.28)

PIMCO Long Duration Credit Bond Portfolio

04/01/2025 - 09/30/2025+	$9.42	$0.24	$0.25	$0.49	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	9.49	0.47	(0.04)	0.43	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.59	0.43	(0.08)	0.35	(0.45)	0.00	0.00	(0.45)

03/31/2023	11.26	0.46	(1.56)	(1.10)	(0.48)	(0.09)	0.00	(0.57)

03/31/2022	12.42	0.52	(0.89)	(0.37)	(0.59)	(0.20)	0.00	(0.79)

03/31/2021	12.09	0.55	0.60	1.15	(0.57)	(0.25)	0.00	(0.82)

PIMCO Low Duration Portfolio

04/01/2025 - 09/30/2025+	$9.55	$0.22	$0.07	$0.29	$(0.14)	$0.00	$0.00	$(0.14)

03/31/2025	9.47	0.46	0.13	0.59	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.49	0.44	(0.01)	0.43	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.69	0.28	(0.23)	0.05	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.04	0.09	(0.34)	(0.25)	(0.08)	(0.02)	0.00	(0.10)

03/31/2021	9.92	0.12	0.17	0.29	(0.15)	(0.02)	0.00	(0.17)

PIMCO Moderate Duration Portfolio

04/01/2025 - 09/30/2025+	$9.06	$0.21	$0.13	$0.34	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2025	8.92	0.41	0.14	0.55	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.03	0.38	(0.10)	0.28	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.54	0.26	(0.53)	(0.27)	(0.24)	0.00	0.00	(0.24)

03/31/2022	10.18	0.15	(0.59)	(0.44)	(0.16)	(0.04)	0.00	(0.20)

03/31/2021	10.27	0.15	0.09	0.24	(0.18)	(0.15)	0.00	(0.33)

PIMCO Mortgage and Short-Term Investments Portfolio

04/01/2025 - 09/30/2025+	$7.86	$0.16	$0.29	$0.45	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2025	7.93	0.35	(0.02)	0.33	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.24	0.34	(0.26)	0.08	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.75	0.31	(1.40)	(1.09)	(0.42)	0.00	0.00	(0.42)

03/31/2022	11.00	0.28	(1.15)	(0.87)	(0.38)	0.00	0.00	(0.38)

03/31/2021	11.39	0.29	0.31	0.60	(0.44)	(0.55)	0.00	(0.99)

6	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.92	3.49%	$8,311,006	0.06	%*	0.06	%*	0.05	%*	0.05	%*	5.35	%*	305%

11.83	7.68	7,419,457	0.10		0.10		0.05		0.05		5.81		683

11.65	7.07	5,637,981	0.22		0.22		0.05		0.05		5.65		567

11.50	(1.15)	4,269,304	0.09		0.09		0.05		0.05		4.17		382

12.14	(0.76)	4,915,605	0.05		0.05		0.05		0.05		2.88		433

12.60	9.34	4,714,005	0.05		0.05		0.05		0.05		2.52		492

$9.75	5.87%	$455,954	0.17	%*	0.17	%*	0.12	%*	0.12	%*	6.11	%*	23%

9.70	10.52	432,926	0.24		0.24		0.12		0.12		5.61		16

8.88	8.79	465,137	0.16		0.16		0.12		0.12		5.30		10

8.61	(0.20)	423,236	0.15		0.15		0.12		0.12		4.21		14

9.14	(3.96)	488,117	0.12		0.12		0.12		0.12		3.30		23

9.92	8.51	536,966	0.12		0.12		0.12		0.12		2.81		57

$7.24	6.39%	$144,979	0.10	%*	0.10	%*	0.05	%*	0.05	%*	6.77	%*	33%

7.16	8.50	142,730	0.09		0.09		0.05		0.05		7.09		61

6.96	10.08	154,524	0.06		0.06		0.05		0.05		7.38		97

6.88	(5.04)	170,349	0.10		0.10		0.05		0.05		6.02		17

7.83	8.41	518,756	0.12		0.12		0.05		0.05		4.69		53

7.60	19.60	500,459	0.12		0.12		0.05		0.05		5.65		37

$9.24	4.23%	$2,472,045	0.37	%*	0.37	%*	0.05	%*	0.05	%*	4.72	%*	92%

9.06	7.12	2,468,007	0.17		0.17		0.05		0.05		4.70		221

8.90	6.85	3,470,318	0.07		0.07		0.05		0.05		4.29		158

8.67	(1.42)	3,250,613	0.06		0.06		0.05		0.05		3.43		114

9.12	(3.59)	4,774,312	0.05		0.05		0.05		0.05		2.72		58

9.78	10.09	4,660,053	0.05		0.05		0.05		0.05		2.74		122

$9.67	5.26%	$27,209,220	0.56	%*	0.56	%*	0.05	%*	0.05	%*	5.12	%*	124%

9.42	4.63	26,365,712	0.79		0.79		0.05		0.05		4.89		333

9.49	3.73	25,606,564	0.91		0.91		0.05		0.05		4.63		171

9.59	(9.64)	26,091,834	0.54		0.54		0.05		0.05		4.73		76

11.26	(3.69)	28,855,611	0.06		0.06		0.05		0.05		4.08		66

12.42	9.16	28,614,011	0.08		0.08		0.05		0.05		4.13		143

$9.70	3.03%	$2,358,865	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.46	%*	30%

9.55	6.30	2,216,829	0.05		0.05		0.05		0.05		4.79		92

9.47	4.66	2,083,810	0.05		0.05		0.05		0.05		4.63		73

9.49	0.51	2,207,295	0.06		0.06		0.05		0.05		2.94		119

9.69	(2.60)	1,999,224	0.05		0.05		0.05		0.05		0.85		143

10.04	3.00	1,049,333	0.05		0.05		0.05		0.05		1.18		301

$9.22	3.80%	$3,652,745	0.06	%*	0.06	%*	0.05	%*	0.05	%*	4.51	%*	123%

9.06	6.33	3,427,861	0.06		0.06		0.05		0.05		4.55		239

8.92	3.17	3,183,864	0.06		0.06		0.05		0.05		4.33		396

9.03	(2.78)	3,197,253	0.06		0.06		0.05		0.05		2.80		530

9.54	(4.45)	3,553,079	0.05		0.05		0.05		0.05		1.45		370

10.18	2.26	4,321,603	0.05		0.05		0.05		0.05		1.43		544

$8.12	5.74%	$1,167,871	0.19	%*	0.19	%*	0.05	%*	0.05	%*	4.14	%*	654%

7.86	4.32	1,112,104	0.30		0.30		0.05		0.05		4.41		1,758

7.93	1.03	1,399,256	0.52		0.52		0.05		0.05		4.31		1,483

8.24	(11.12)	1,368,313	0.62		0.62		0.05		0.05		3.62		1,297

9.75	(8.17)	1,406,044	0.06		0.06		0.05		0.05		2.61		966

11.00	5.31	1,504,263	0.09		0.09		0.05		0.05		2.48		1,143

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Portfolio

04/01/2025 - 09/30/2025+	$5.96	$0.13	$0.03	$0.16	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2025	6.10	0.24	(0.18)	0.06	(0.20)	0.00	0.00	(0.20)

03/31/2024	6.09	0.23	0.01	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2023	6.48	0.23	(0.40)	(0.17)	(0.22)	0.00	0.00	(0.22)

03/31/2022	6.97	0.21	(0.48)	(0.27)	(0.20)	(0.02)	0.00	(0.22)

03/31/2021	6.96	0.23	0.19	0.42	(0.27)	(0.14)	0.00	(0.41)

PIMCO Real Return Portfolio

04/01/2025 - 09/30/2025+	$12.29	$0.36	$(0.03)	$0.33	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2025	11.88	0.52	0.33	0.85	(0.44)	0.00	0.00	(0.44)

03/31/2024	12.70	0.39	(0.79)	(0.40)	(0.42)	0.00	0.00	(0.42)

03/31/2023 ~	17.04	1.04	(3.15)	(2.11)	(1.57)	(0.66)	0.00	(2.23)

03/31/2022 ~	23.88	2.19	0.12	2.31	(1.89)	(7.26)	0.00	(9.15)

03/31/2021 ~	25.08	0.66	3.06	3.72	(2.64)	(2.28)	0.00	(4.92)

PIMCO Sector Fund Series - AM

04/01/2025 - 09/30/2025+	$10.10	$0.27	$0.09	$0.36	$(0.25)	$0.00	$0.00	$(0.25)

07/19/2024 - 03/31/2025	10.00	0.37	0.05	0.42	(0.24)	(0.08)	0.00	(0.32)

PIMCO Sector Fund Series - H

04/01/2025 - 09/30/2025+	$10.18	$0.33	$0.29	$0.62	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2025	10.10	0.66	0.11	0.77	(0.66)	(0.03)	0.00	(0.69)

02/22/2024 - 03/31/2024	10.00	0.07	0.03	0.10	0.00	0.00	0.00	0.00

PIMCO Sector Fund Series - I

04/01/2025 - 09/30/2025+	$9.97	$0.26	$0.23	$0.49	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2025	9.85	0.52	0.11	0.63	(0.46)	(0.05)	0.00	(0.51)

03/31/2024	9.74	0.52	(0.02)	0.50	(0.39)	0.00	0.00	(0.39)

06/02/2022 - 03/31/2023	10.00	0.37	(0.39)	(0.02)	(0.24)	0.00	0.00	(0.24)

PIMCO Short-Term Portfolio

04/01/2025 - 09/30/2025+	$8.99	$0.21	$0.12	$0.33	$(0.31)	$0.00	$0.00	$(0.31)

03/31/2025	8.90	0.46	0.24	0.70	(0.61)	0.00	0.00	(0.61)

03/31/2024	8.75	0.39	0.33	0.72	(0.57)	0.00	0.00	(0.57)

03/31/2023	9.11	0.27	(0.32)	(0.05)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.43	0.19	(0.33)	(0.14)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.06	0.19	0.45	0.64	(0.27)	0.00	0.00	(0.27)

PIMCO Short-Term Floating NAV Portfolio II

04/01/2025 - 09/30/2025+	$10.02	$0.22	$0.00	$0.22	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2025	10.01	0.50	0.01	0.51	(0.50)	0.00	0.00	(0.50)

03/31/2024	10.01	0.53	0.00	0.53	(0.53)	0.00	0.00	(0.53)

03/31/2023	10.01	0.27	0.01	0.28	(0.28)	0.00	0.00	(0.28)

03/31/2022	10.01	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.96	0.03	0.05	0.08	(0.03)	0.00	0.00	(0.03)

PIMCO U.S. Government and Short-Term Investments Portfolio

04/01/2025 - 09/30/2025+	$6.32	$0.11	$0.07	$0.18	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2025	6.25	0.21	0.09	0.30	(0.23)	0.00	0.00	(0.23)

03/31/2024	6.70	0.18	(0.45)	(0.27)	(0.18)	0.00	0.00	(0.18)

03/31/2023	8.21	0.17	(1.50)	(1.33)	(0.18)	0.00	0.00	(0.18)

03/31/2022	9.06	0.23	(0.87)	(0.64)	(0.19)	(0.02)	0.00	(0.21)

03/31/2021	12.10	0.27	(1.41)	(1.14)	(0.23)	(1.67)	0.00	(1.90)

PIMCO International Portfolio (Consolidated)

04/01/2025 - 09/30/2025+	$6.44	$0.12	$0.09	$0.21	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2025	6.13	0.22	0.26	0.48	(0.17)	0.00	0.00	(0.17)

03/31/2024	5.79	0.29	0.05	0.34	0.00	0.00	0.00	0.00

03/31/2023	5.64	0.14	0.15	0.29	(0.14)	0.00	0.00	(0.14)

03/31/2022	5.67	0.02	(0.05)	(0.03)	0.00	0.00	0.00	0.00

03/31/2021	5.43	0.00	0.24	0.24	0.00	0.00	0.00	0.00

8	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.95	2.71%	$100,377	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.27	%*	14%

5.96	0.97	100,378	0.05		0.05		0.05		0.05		4.00		9

6.10	4.08	119,336	0.05		0.05		0.05		0.05		3.87		35

6.09	(2.45)	111,612	0.05		0.05		0.05		0.05		3.68		21

6.48	(3.94)	136,326	0.05		0.05		0.05		0.05		3.00		12

6.97	6.08	143,819	0.05		0.05		0.05		0.05		3.24		7

$12.22	2.78%	$472,454	3.64	%*	3.64	%*	0.05	%*	0.05	%*	5.98	%*	8%

12.29	7.29	462,085	4.14		4.14		0.05		0.05		4.39		33

11.88	(3.15)	362,090	4.33		4.33		0.05		0.05		3.31		13

12.70	(12.70)	156,177	2.69		2.69		0.05		0.05		7.74		102

17.04	8.35	57,769	0.11		0.11		0.05		0.05		9.91		34

23.88	14.90	54,516	0.39		0.39		0.05		0.05		2.48		134

$10.21	3.65%	$53,125	0.64	%*	0.69	%*	0.00	%*	0.05	%*	5.44	%*	501%

10.10	4.26	51,208	1.28	*	1.33	*	0.00	*	0.05	*	5.25	*	906

$10.55	6.19%	$97,144	0.14	%*	0.19	%*	0.00	%*	0.05	%*	6.31	%*	21%

10.18	7.80	35,605	0.10		0.15		0.00		0.05		6.45		33

10.10	1.00	33,028	0.06	*	0.11	*	0.00	*	0.05	*	6.26	*	3

$10.23	4.92%	$3,069,616	0.89	%*	0.94	%*	0.00	%*	0.05	%*	5.20	%*	62%

9.97	6.50	2,834,233	0.61		0.66		0.00		0.05		5.20		218

9.85	5.24	1,251,571	0.29		0.34		0.00		0.05		5.40		81

9.74	(0.14)	150,411	0.01	*	0.06	*	0.00	*	0.05	*	4.66	*	36

$9.01	3.71%	$179,154	0.06	%*	0.06	%*	0.05	%*	0.05	%*	4.65	%*	329%

8.99	8.07	172,846	0.17		0.17		0.05		0.05		5.07		765

8.90	8.44	198,558	0.68		0.68		0.05		0.05		4.43		784

8.75	(0.52)	215,073	0.25		0.25		0.05		0.05		3.01		626

9.11	(1.50)	345,957	0.05		0.05		0.05		0.05		1.99		604

9.43	7.07	415,981	0.05		0.05		0.05		0.05		2.03		487

$10.02	2.23%	$10,514,021	0.07	%*	0.07	%*	0.05	%*	0.05	%*	4.40	%*	73%

10.02	5.23	8,439,747	0.06		0.06		0.05		0.05		4.98		112

10.01	5.49	7,428,700	0.06		0.06		0.05		0.05		5.30		110

10.01	2.81	13,096,392	0.08		0.08		0.05		0.05		2.73		68

10.01	0.04	15,196,560	0.05		0.05		0.05		0.05		0.10		96

10.01	0.88	14,025,137	0.05		0.05		0.05		0.05		0.27		68

$6.40	2.83%	$1,212,856	0.17	%*	0.17	%*	0.05	%*	0.05	%*	3.60	%*	9%

6.32	5.01	1,166,284	0.39		0.39		0.05		0.05		3.44		15

6.25	(4.07)	1,784,051	0.67		0.67		0.05		0.05		2.96		24

6.70	(16.12)	1,507,329	0.93		0.93		0.05		0.05		2.39		23

8.21	(7.36)	1,961,097	0.06		0.06		0.05		0.05		2.43		10

9.06	(11.08)	2,086,074	0.06		0.06		0.05		0.05		2.35		30

$6.23	3.26%	$528,293	0.18	%*	0.18	%*	0.12	%*	0.12	%*	3.82	%*	24%

6.44	7.94	517,524	0.19		0.19		0.12		0.12		3.56		104

6.13	5.87	574,377	0.14		0.14		0.12		0.12		4.89		6

5.79	5.12	521,621	0.16		0.16		0.12		0.12		2.45		0

5.64	(0.53)	537,322	0.12		0.12		0.12		0.12		0.39		0

5.67	4.42	528,273	0.12		0.12		0.12		0.12		0.07		20

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short Asset Portfolio (Consolidated)

04/01/2025 - 09/30/2025+	$9.79	$0.23	$0.03	$0.26	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	9.74	0.47	0.09	0.56	(0.46)	0.00	(0.05)	(0.51)

03/31/2024	9.60	0.48	0.18	0.66	(0.45)	0.00	(0.07)	(0.52)

03/31/2023	9.86	0.26	(0.02)	0.24	(0.49)	0.00	(0.01)	(0.50)

03/31/2022	10.03	0.09	(0.16)	(0.07)	(0.10)	0.00	0.00	(0.10)

03/31/2021	9.71	0.13	0.32	0.45	(0.13)	0.00	0.00	(0.13)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

04/01/2025 - 09/30/2025+	$9.73	$0.21	$0.02	$0.23	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2025	9.73	0.47	0.02	0.49	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.72	0.43	0.10	0.53	(0.52)	0.00	0.00	(0.52)

03/31/2023	9.71	0.24	0.04	0.28	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.86	0.01	0.00	0.01	(0.16)	0.00	0.00	(0.16)

03/31/2021	9.82	0.03	0.04	0.07	(0.03)	0.00	0.00	(0.03)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ offering memoranda and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ offering memoranda and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.81	2.72%	$6,247,973	0.00	%*	0.00	%*	0.00	%*	0.00	%*	4.64	%*	24%

9.79	5.93	6,044,808	0.00		0.00		0.00		0.00		4.84		53

9.74	7.04	5,235,359	0.00		0.00		0.00		0.00		4.97		55

9.60	2.48	4,622,405	0.00		0.00		0.00		0.00		2.62		21

9.86	(0.74)	5,423,395	0.00		0.00		0.00		0.00		0.92		112

10.03	4.67	8,215,974	0.00		0.00		0.00		0.00		1.30		52

$9.74	2.30%	$33,864,074	0.00	%*	0.00	%*	0.00	%*	0.00	%*	4.25	%*	157%

9.73	5.27	18,102,198	0.00		0.00		0.00		0.00		4.83		118

9.73	5.59	14,627,120	0.00		0.00		0.00		0.00		4.49		104

9.72	2.96	11,460,092	0.00		0.00		0.00		0.00		2.47		74

9.71	0.15	11,834,353	0.00		0.00		0.00		0.00		0.13		51

9.86	0.74	22,775,705	0.00		0.00		0.00		0.00		0.26		80

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:

Investments, at value
Investments in securities*	$11,757,277	$414,629	$145,789	$2,609,578	$33,392,115	$2,577,533	$4,528,489
Investments in Affiliates	1,122,259	29,473	2,489	89,000	36,087	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,539	106	6	418	9,934	524	504
Over the counter	2,344	12,537	9	36	8,047	0	0
Cash	0	0	5	0	1,461	565	1,539
Deposits with counterparty	3,169	3,242	1,276	106,627	25,741	14,933	9,138
Foreign currency, at value	0	12,891	46	0	14,795	0	0
Receivable for investments sold	10,565	0	474	1,244	777,039	17	108
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	14,620	0	0
Receivable for TBA investments sold	4,885,373	0	0	265,302	5,267,439	112,731	555,843
Receivable for Portfolio shares sold	31	5	0	31	136,103	0	0
Interest and/or dividends receivable	26,560	5,325	2,097	25,770	352,956	10,880	22,941
Dividends receivable from Affiliates	4,216	233	2	344	299	0	0
Reimbursement receivable from PIMCO	0	0	0	0	1	0	0
Other assets	0	0	0	0	0	0	0
Total Assets	17,815,333	478,441	152,193	3,098,350	40,036,637	2,717,183	5,118,562

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$2,393	$90,043	$2,769,595	$0	$0
Payable for sale-buyback transactions	0	0	0	0	214,798	0	0
Payable for short sales	0	0	0	0	145,514	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,252	50	12	2,003	19,790	83	238
Over the counter	630	6,851	22	166	15,458	0	0
Payable for investments purchased	37,446	9,063	4,745	28,592	590,060	177,341	444,874
Payable for investments in Affiliates purchased	4,350	237	2	354	299	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	3,300	30,400	0	0
Payable for TBA investments purchased	9,435,345	0	0	495,216	8,964,886	179,847	1,011,590
Payable for unfunded loan commitments	0	0	3	0	0	0	0
Deposits from counterparty	21,074	6,153	0	2,804	58,277	950	8,970
Payable for Portfolio shares redeemed	2,902	91	31	3,711	17,272	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	0	0	0	18	0	0	0
Accrued investment advisory fees	131	7	2	39	427	38	58
Accrued supervisory and administrative fees	197	35	4	59	640	56	87
Foreign capital gains tax payable	0	0	0	0	0	0	0
Other liabilities	0	0	0	0	1	3	0
Total Liabilities	9,504,327	22,487	7,214	626,305	12,827,417	358,318	1,465,817

Commitments and Contingent Liabilities^

Net Assets	$8,311,006	$455,954	$144,979	$2,472,045	$27,209,220	$2,358,865	$3,652,745

Net Assets Consist of:

Paid in capital	$8,441,483	$471,003	$185,435	$2,719,270	$31,744,399	$2,397,094	$3,984,300
Distributable earnings (accumulated loss)	(130,477)	(15,049)	(40,456)	(247,225)	(4,535,179)	(38,229)	(331,555)

Net Assets	$8,311,006	$455,954	$144,979	$2,472,045	$27,209,220	$2,358,865	$3,652,745

Shares Issued and Outstanding	697,307	46,782	20,026	267,476	2,812,853	243,184	396,374

Net Asset Value Per Share Outstanding(a):	$11.92	$9.75	$7.24	$9.24	$9.67	$9.70	$9.22

Cost of investments in securities	$11,928,293	$411,876	$145,325	$2,610,105	$35,971,191	$2,561,559	$4,509,983
Cost of investments in Affiliates	$1,121,816	$29,463	$6,363	$88,972	$36,086	$0	$0
Cost of foreign currency held	$0	$12,854	$45	$0	$15,362	$0	$0
Proceeds received on short sales	$0	$0	$0	$0	$145,699	$0	$0
Cost or premiums of financial derivative instruments, net	$50,986	$902	$425	$17,987	$499,939	$179	$911

* Includes repurchase agreements of:	$0	$0	$0	$0	$0	$322,600	$856,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Sector Fund Series – AM	PIMCO Sector Fund Series – H	PIMCO Sector Fund Series – I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$3,772,539	$98,282	$842,916	$96,486	$83,409	$3,782,166	$264,764	$11,742,237	$1,160,178
25,155	995	851	2,103	14,666	9,277	12,653	0	40,933

947	0	43	3	17	252	161	0	1,937
12	0	0	915	2	3,884	106	0	0
0	0	0	0	0	168	0	7,330	0
23,538	0	749	336	1,217	9,750	4,202	0	1,755
0	0	308	0	16	916	0	0	0
101	0	126,440	3	280	403,417	17	21,307	58
0	0	0	0	0	5,757	0	0	0
4,357,058	0	0	58,882	0	226,129	134,344	0	56,464
18	1	8	0	0	4,851	0	0	18
4,495	1,103	2,576	179	1,152	37,279	694	46,484	10,562
27	2	7	6	44	24	45	0	112
0	0	0	2	3	124	0	0	0
0	0	0	0	0	1	0	0	0
8,183,890	100,383	973,898	158,915	100,806	4,483,995	416,986	11,817,358	1,272,017

$0	$0	$501,317	$0	$0	$882,574	$0	$0	$0
0	0	0	0	0	10,905	0	0	0
937,570	0	0	3,084	0	0	7,840	0	18,929

422	0	9	3	7	811	117	0	1,858
0	0	1	13	7	983	0	0	0
0	0	0	3	3,579	65,650	3,598	1,217,445	0
12,830	2	7	6	46	24	47	0	117
0	0	0	906	0	0	0	0	0
6,041,151	0	0	101,212	0	437,024	225,942	0	37,958
0	0	0	0	20	6,452	0	0	0
23,759	0	0	561	0	5,906	281	85,423	0
226	0	91	0	0	3,909	0	0	241
0	0	0	0	0	0	0	48	0
15	0	0	0	0	0	0	0	11
18	2	8	1	1	50	3	168	19
28	2	11	1	2	74	4	253	28
0	0	0	0	0	17	0	0	0
0	0	0	0	0	0	0	0	0
7,016,019	6	501,444	105,790	3,662	1,414,379	237,832	1,303,337	59,161

$1,167,871	$100,377	$472,454	$53,125	$97,144	$3,069,616	$179,154	$10,514,021	$1,212,856

$1,545,279	$109,446	$517,104	$52,950	$95,150	$2,956,094	$267,318	$10,509,880	$2,088,763
(377,408)	(9,069)	(44,650)	175	1,994	113,522	(88,164)	4,141	(875,907)

$1,167,871	$100,377	$472,454	$53,125	$97,144	$3,069,616	$179,154	$10,514,021	$1,212,856

143,828	16,880	38,652	5,201	9,208	299,936	19,876	1,049,571	189,593

$8.12	$5.95	$12.22	$10.21	$10.55	$10.23	$9.01	$10.02	$6.40

$3,874,679	$100,168	$844,815	$96,063	$82,405	$3,714,860	$272,952	$11,740,809	$1,526,327
$25,154	$994	$851	$2,102	$14,664	$9,277	$12,648	$0	$40,927
$0	$0	$302	$0	$16	$918	$0	$0	$0
$935,552	$0	$0	$3,089	$0	$0	$7,844	$0	$18,991
$2,229	$0	$0	$1,054	$884	$25,748	$990	$0	$8,739

$0	$0	$0	$0	$0	$3,490	$0	$10,277,621	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Consolidated Statements of Assets and Liabilities	September 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:

Investments, at value
Investments in securities*	$320,953	$6,227,648	$36,463,904
Investments in Affiliates	184,773	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,172	2,330	0
Over the counter	2,255	8,087	7,859
Cash	535	5,192	29,241
Deposits with counterparty	14,537	62,679	2,206
Foreign currency, at value	5,670	4,088	251
Receivable for investments sold	18	2,271	0
Receivable for Portfolio shares sold	8	0	506,900
Interest and/or dividends receivable	2,550	35,578	68,794
Dividends receivable from Affiliates	475	0	0
Other assets	0	0	1
Total Assets	533,946	6,347,873	37,079,156

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$1,247	$2,307	$0
Over the counter	2,028	10,672	6,886
Payable for investments purchased	0	82,338	3,122,520
Payable for investments in Affiliates purchased	495	0	0
Deposits from counterparty	1,731	4,583	85676
Payable for Portfolio shares redeemed	105	0	0
Accrued investment advisory fees	8	0	0
Accrued supervisory and administrative fees	39	0	0
Total Liabilities	5,653	99,900	3,215,082

Commitments and Contingent Liabilities^

Net Assets	$528,293	$6,247,973	$33,864,074

Net Assets Consist of:

Paid in capital	$579,358	$6,451,583	$33,881,157
Distributable earnings (accumulated loss)	(51,065)	(203,610)	(17,083)

Net Assets	$528,293	$6,247,973	$33,864,074

Shares Issued and Outstanding	84,818	636,795	3,477,244

Net Asset Value Per Share Outstanding(a):	$6.23	$9.81	$9.74

Cost of investments in securities	$331,234	$6,219,951	$36,453,812
Cost of investments in Affiliates	$184,634	$0	$0
Cost of foreign currency held	$5,650	$4,107	$252
Cost or premiums of financial derivative instruments, net	$(8,067)	$(2,947)	$0

* Includes repurchase agreements of:	$55,600	$103,984	$30,519,692

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio

Investment Income:

Interest	$188,238	$11,708	$4,689	$58,168	$733,298	$52,144
Dividends	145	765	130	838	2,388	0
Dividends from Investments in Affiliates	22,442	769	26	1,937	1,929	0
Miscellaneous income	0	0	15	0	0	0
Total Income	210,825	13,242	4,860	60,943	737,615	52,144

Expenses:

Investment advisory fees	778	42	14	240	2,597	231
Supervisory and administrative fees	1,166	211	21	359	3,896	346
Trustee fees	15	1	0	6	55	5
Interest expense	559	115	37	3,794	66,163	30
Miscellaneous expense	19	1	1	6	81	6
Total Expenses	2,537	370	73	4,405	72,792	618
Waiver and/or Reimbursement by PIMCO	(15)	(1)	0	(6)	(54)	(5)
Net Expenses	2,522	369	73	4,399	72,738	613

Net Investment Income (Loss)	208,303	12,873	4,787	56,544	664,877	51,531

Net Realized Gain (Loss):

Investments in securities	72,997	(8,215)	(3,393)	(2,924)	(414,816)	1,258
Investments in Affiliates	(81)	5	(1)	27	69	0
Exchange-traded or centrally cleared financial derivative instruments	(7,017)	52	385	(13,369)	92,577	4,961
Over the counter financial derivative instruments	6,064	(10,169)	(227)	1,398	(40,331)	0
Short sales	0	0	1	0	0	0
Foreign currency	0	(764)	4	0	(2,352)	0

Net Realized Gain (Loss)	71,963	(19,091)	(3,231)	(14,868)	(364,853)	6,219

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,547	31,844	7,184	43,417	937,573	14,557
Investments in Affiliates	501	10	8	30	3	0
Exchange-traded or centrally cleared financial derivative instruments	(10,133)	(296)	(49)	13,820	120,176	(4,281)
Over the counter financial derivative instruments	(1,388)	(539)	55	17	2,203	0
Short sales	0	0	0	0	0	0
Foreign currency assets and liabilities	0	(208)	4	0	326	0

Net Change in Unrealized Appreciation (Depreciation)	(9,473)	30,811	7,202	57,284	1,060,281	10,276

Net Increase (Decrease) in Net Assets Resulting from Operations	$270,793	$24,593	$8,758	$98,960	$1,360,305	$68,026

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Statements of Operations	(Cont.)

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Fund Series – AM	PIMCO Sector Fund Series – H

Investment Income:

Interest	$81,603	$23,435	$2,022	$21,679	$1,539	$1,381
Dividends	0	20	9	11	5	3
Dividends from Investments in Affiliates	0	297	51	52	26	74
Miscellaneous income	0	0	0	0	0	3
Total Income	81,603	23,752	2,082	21,742	1,570	1,461

Expenses:

Investment advisory fees	357	110	10	45	5	4
Supervisory and administrative fees	535	164	14	68	8	7
Trustee fees	7	2	0	1	0	0
Interest expense	134	773	0	8,108	164	31
Miscellaneous expense	9	9	0	1	0	0
Total Expenses	1,042	1,058	24	8,223	177	42
Waiver and/or Reimbursement by PIMCO	(7)	(2)	0	(1)	(13)	(11)
Net Expenses	1,035	1,056	24	8,222	164	31

Net Investment Income (Loss)	80,568	22,696	2,058	13,520	1,406	1,430

Net Realized Gain (Loss):

Investments in securities	8,463	36,219	(435)	(880)	611	191
Investments in Affiliates	0	8	0	(6)	1	1
Exchange-traded or centrally cleared financial derivative instruments	15,981	17,792	0	521	(143)	206
Over the counter financial derivative instruments		0	0	(4)	18	(10)
Short sales	0	0	0	0	0	0
Foreign currency	0	0	0	19	0	(11)

Net Realized Gain (Loss)	24,444	54,019	(435)	(350)	487	377

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	36,690	4,102	863	(201)	(15)	853
Investments in Affiliates	0	1	0	0	1	0
Exchange-traded or centrally cleared financial derivative instruments	(10,574)	(18,303)	0	(258)	90	143
Over the counter financial derivative instruments	0	(262)	0	(1)	(51)	(1)
Short sales	0	0	0	0	0	0
Foreign currency assets and liabilities	0	0	0	5	0	(2)

Net Change in Unrealized Appreciation (Depreciation)	26,116	(14,462)	863	(455)	25	993

Net Increase (Decrease) in Net Assets Resulting from Operations	$131,128	$62,253	$2,486	$12,715	$1,918	$2,800

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Sector Fund Series – I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$87,518	$3,869	$232,853	$21,296
32	13	0	15
201	265	0	271
0	0	0	0

87,751	4,147	232,853	21,582

288	18	1,042	114
431	26	1,563	172
5	0	19	2
12,879	8	1,149	663
2	1	25	3
13,605	53	3,798	954
(720)	0	(19)	(3)
12,885	53	3,779	951

74,866	4,094	229,074	20,631

13,542	1,564	2,024	190
(51)	0	0	2
2,859	1,420	0	33,856
(5,557)	71	0	0
4	0	0	0
66	0	0	3

10,863	3,055	2,024	34,051

45,636	702	(982)	(4,774)
0	6	0	5
5,979	(1,402)	0	(18,195)
2,032	99	0	0
47	0	0	0
15	0	0	(3)

53,709	(595)	(982)	(22,967)

$139,438	$6,554	$230,116	$31,715

$14	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Consolidated Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:

Interest, net of foreign taxes*	$6,922	$134,338	$619,043
Dividends	11	0	0
Dividends from Investments in Affiliates	3,291	0	0
Total Income	10,224	134,338	619,043

Expenses:

Investment advisory fees	51	0	0
Supervisory and administrative fees	256	0	0
Trustee fees	1	0	0
Interest expense	147	16	0
Miscellaneous expense	2	1	1
Total Expenses	457	17	1
Waiver and/or Reimbursement by PIMCO	(1)	0	0
Net Expenses	456	17	1

Net Investment Income (Loss)	9,768	134,321	619,042

Net Realized Gain (Loss):

Investments in securities	2,325	2,712	75,417
Investments in Affiliates	(35)	0	0
Exchange-traded or centrally cleared financial derivative instruments	8,331	1,732	0
Over the counter financial derivative instruments	(11,235)	(33,271)	(34,106)
Short sales	0	(2,823)	0
Foreign currency	1,025	5,594	2,425

Net Realized Gain (Loss)	411	(26,056)	43,736

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(2,725)	49,156	18,915
Investments in Affiliates	72	0	0
Exchange-traded or centrally cleared financial derivative instruments	3,233	5,012	0
Over the counter financial derivative instruments	5,205	(7,815)	(26,276)
Short sales	0	58	0
Foreign currency assets and liabilities	67	833	496

Net Change in Unrealized Appreciation (Depreciation)	5,852	47,244	(6,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,031	$155,509	$655,913

* Foreign tax withholdings	$0	$69	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO ABS and Short-Term Investments Portfolio		PIMCO EM Bond and Short-Term Investments Portfolio		PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$208,303	$386,367	$12,873	$24,524	$4,787	$10,600
Net realized gain (loss)	71,963	64,026	(19,091)	22,383	(3,231)	2,659
Net change in unrealized appreciation (depreciation)	(9,473)	43,145	30,811	(3,669)	7,202	(1,026)

Net Increase (Decrease) in Net Assets Resulting from Operations	270,793	493,538	24,593	43,238	8,758	12,233

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(210,002)	(392,238)	(21,650)	(5,000)	(7,200)	(7,950)

Total Distributions(a)	(210,002)	(392,238)	(21,650)	(5,000)	(7,200)	(7,950)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	830,758	1,680,176	20,085	(70,449)	691	(16,077)

Total Increase (Decrease) in Net Assets	891,549	1,781,476	23,028	(32,211)	2,249	(11,794)

Net Assets:

Beginning of period	7,419,457	5,637,981	432,926	465,137	142,730	154,524
End of period	$8,311,006	$7,419,457	$455,954	$432,926	$144,979	$142,730

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO Investment Grade Credit Bond Portfolio		PIMCO Long Duration Credit Bond Portfolio		PIMCO Low Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$56,544	$142,674	$664,877	$1,244,007	$51,531	$99,685
Net realized gain (loss)	(14,868)	(21,488)	(364,853)	(252,684)	6,219	2,289
Net change in unrealized appreciation (depreciation)	57,284	89,838	1,060,281	215,999	10,276	26,137

Net Increase (Decrease) in Net Assets Resulting from Operations	98,960	211,024	1,360,305	1,207,322	68,026	128,111

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(52,502)	(145,722)	(660,524)	(1,325,209)	(33,002)	(109,228)

Total Distributions(a)	(52,502)	(145,722)	(660,524)	(1,325,209)	(33,002)	(109,228)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(42,420)	(1,067,613)	143,727	877,035	107,012	114,136

Total Increase (Decrease) in Net Assets	4,038	(1,002,311)	843,508	759,148	142,036	133,019

Net Assets:

Beginning of period	2,468,007	3,470,318	26,365,712	25,606,564	2,216,829	2,083,810
End of period	$2,472,045	$2,468,007	$27,209,220	$26,365,712	$2,358,865	$2,216,829

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Moderate Duration Portfolio		PIMCO Mortgage and Short-Term Investments Portfolio		PIMCO Municipal Portfolio		PIMCO Real Return Portfolio

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$80,568	$145,690	$22,696	$53,541	$2,058	$4,422	$13,520	$19,105
24,444	4,881	54,019	(44,124)	(435)	(523)	(350)	(6,751)
26,116	46,445	(14,462)	44,719	863	(2,560)	(455)	17,876

131,128	197,016	62,253	54,136	2,486	1,339	12,715	30,230

(71,005)	(145,851)	(26,051)	(59,899)	(2,750)	(3,600)	(15,000)	(15,001)

(71,005)	(145,851)	(26,051)	(59,899)	(2,750)	(3,600)	(15,000)	(15,001)

164,761	192,832	19,565	(281,389)	263	(16,697)	12,654	84,766

224,884	243,997	55,767	(287,152)	(1)	(18,958)	10,369	99,995

3,427,861	3,183,864	1,112,104	1,399,256	100,378	119,336	462,085	362,090
$3,652,745	$3,427,861	$1,167,871	$1,112,104	$100,377	$100,378	$472,454	$462,085

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Statements of Changes in Net Assets	(Cont.)

	PIMCO Sector Fund Series – AM		PIMCO Sector Fund Series – H		PIMCO Sector Fund Series – I

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Inception date through March 31, 2025(b)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,406	$1,981	$1,430	$2,225	$74,866	$103,867
Net realized gain (loss)	487	(551)	377	296	10,863	19,868
Net change in unrealized appreciation (depreciation)	25	291	993	56	53,709	3,679

Net Increase (Decrease) in Net Assets Resulting from Operations	1,918	1,721	2,800	2,577	139,438	127,414

Distributions to Shareholders:
From net investment income and/or net realized capital gains	(1,301)	(2,163)	(1,400)	(2,310)	(65,251)	(108,540)

Total Distributions(a)	(1,301)	(2,163)	(1,400)	(2,310)	(65,251)	(108,540)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	1,300	51,650	60,139	2,310	161,196	1,563,788

Total Increase (Decrease) in Net Assets	1,917	51,208	61,539	2,577	235,383	1,582,662

Net Assets:

Beginning of period	51,208	0	35,605	33,028	2,834,233	1,251,571
End of period	$53,125	$51,208	$97,144	$35,605	$3,069,616	$2,834,233

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Portfolio was July 19, 2024.

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government and Short-Term Investments Portfolio

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$4,094	$9,257	$229,074	$410,925	$20,631	$48,224
3,055	10,571	2,024	2,768	34,051	(103,776)
(595)	(5,544)	(982)	600	(22,967)	150,850

6,554	14,284	230,116	414,293	31,715	95,298

(6,000)	(12,350)	(229,102)	(412,735)	(17,752)	(49,483)

(6,000)	(12,350)	(229,102)	(412,735)	(17,752)	(49,483)

5,754	(27,646)	2,073,260	1,009,489	32,609	(663,582)

6,308	(25,712)	2,074,274	1,011,047	46,572	(617,767)

172,846	198,558	8,439,747	7,428,700	1,166,284	1,784,051
$179,154	$172,846	$10,514,021	$8,439,747	$1,212,856	$1,166,284

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,768	$19,301	$134,321	$268,519	$619,042	$753,939
Net realized gain (loss)	411	44,093	(26,056)	19,121	43,736	32,883
Net change in unrealized appreciation (depreciation)	5,852	(21,399)	47,244	29,823	(6,865)	2,936

Net Increase (Decrease) in Net Assets Resulting from Operations	16,031	41,995	155,509	317,463	655,913	789,758

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(33,001)	(14,602)	(142,701)	(263,409)	(644,267)	(783,389)
Tax basis return of capital	0	0	0	(27,196)	0	0

Total Distributions(a)	(33,001)	(14,602)	(142,701)	(290,605)	(644,267)	(783,389)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	27,739	(84,246)	190,357	782,591	15,750,230	3,468,709

Total Increase (Decrease) in Net Assets	10,769	(56,853)	203,165	809,449	15,761,876	3,475,078

Net Assets:

Beginning of period	517,524	574,377	6,044,808	5,235,359	18,102,198	14,627,120
End of period	$528,293	$517,524	$6,247,973	$6,044,808	$33,864,074	$18,102,198

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Real Return Portfolio	PIMCO Sector Fund Series-I

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$12,715	$139,438

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(90,220)	(2,397,871)
Proceeds from sales of long-term securities	68,098	2,272,603
(Purchases) Proceeds from sales of short-term portfolio investments, net	18,030	(7,329)
(Increase) decrease in deposits with counterparty	345	52
(Increase) decrease in receivable for investments sold	181,042	373,240
(Increase) decrease in interest and/or dividends receivable	(423)	1,339
(Increase) decrease in dividends receivable from Affiliates	54	103
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	216	8,624
Proceeds from (Payments on) over the counter financial derivative instruments	(4)	(5,411)
(Increase) decrease in reimbursement receivable from PIMCO	1	(13)
Increase (decrease) in payable for investments purchased	(54)	(177,992)
Increase (decrease) in deposits from counterparty	0	(2,084)
Increase (decrease) in accrued investment advisory fees	0	6
Increase (decrease) in accrued supervisory and administrative fees	0	8
Proceeds from short sales transactions, net	0	74,192
Payments on short sales transactions, net	0	(76,131)
Proceeds from (Payments on) foreign currency transactions	24	81
Increase (decrease) in foreign capital gains tax payable	0	14
Net Realized (Gain) Loss
Investments in securities	880	(13,542)
Investments in Affiliates	6	51
Exchange-traded or centrally cleared financial derivative instruments	(521)	(2,859)
Over the counter financial derivative instruments	4	5,557
Short sales	0	(4)
Foreign currency	(19)	(66)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	201	(45,636)
Exchange-traded or centrally cleared financial derivative instruments	258	(5,979)
Over the counter financial derivative instruments	1	(2,032)
Short sales	0	(47)
Foreign currency assets and liabilities	(5)	(15)
Net amortization (accretion) on investments	(3,017)	(3,243)

Net Cash Provided by (Used for) Operating Activities	187,612	135,054

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	17,371	514,863
Payments on shares redeemed	(19,257)	(420,451)
Increase (decrease) in overdraft due to custodian	0	(1,322)
Cash distributions paid*	(377)	(450)
Proceeds from reverse repurchase agreements	16,564,778	34,515,067
Payments on reverse repurchase agreements	(16,750,047)	(34,740,850)
Proceeds from sale-buyback transactions	2,722	2,146,678
Payments on sale-buyback transactions	(2,722)	(2,148,515)

Net Cash Received from (Used for) Financing Activities	(187,532)	(134,980)

Net Increase (Decrease) in Cash and Foreign Currency	80	74

Cash and Foreign Currency:

Beginning of period	228	1,010
End of period	$308	$1,084

* Reinvestment of distributions	$14,623	$64,801

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$8,081	$13,001

† A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.5%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)	$43	$54

Preferred Term Securities X Ltd./Preferred Term Securities X, Inc.
5.424% (US0003M + 0.860%) due 07/03/2033 ~	325	325

Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.388% (US0003M + 0.350%) due 03/22/2038 ~	17,003	16,195

		16,574

INDUSTRIALS 0.0%

Crown Castle Towers LLC
4.241% due 07/15/2048	500	495

CVS Pass-Through Trust
5.880% due 01/10/2028	351	354

Times Square Hotel Trust
8.528% due 08/01/2026	683	685

		1,534

Total Corporate Bonds & Notes (Cost $18,027)		18,108

U.S. GOVERNMENT AGENCIES 60.7%

Federal Home Loan Mortgage Corp.
3.000% due 04/01/2037 - 05/01/2052	16,411	14,759
3.500% due 07/01/2046 - 05/01/2052	461	425
4.000% due 04/01/2039 - 09/01/2052	7,070	6,905
5.000% due 06/01/2053 - 03/01/2055	1,256	1,248
5.500% due 12/01/2052 - 05/01/2053	46,025	46,630
5.938% due 08/01/2031 •	4	4
6.191% due 09/01/2035 •	2	2
6.340% due 02/01/2035 •	6	6
6.402% due 11/01/2034 •	5	6
6.479% due 01/01/2035 •	1	1
6.480% due 03/01/2034 - 04/01/2034 •	6	6
6.500% due 02/01/2035 •	4	4
6.500% due 02/01/2054 - 04/01/2055	19,167	19,817
6.552% due 01/01/2035 •	2	2
6.595% due 12/01/2033 •	8	8
6.612% due 01/01/2035 •	4	4
6.617% due 07/01/2037 •	1	1
6.645% due 02/01/2036 •	1	1
6.651% due 11/01/2034 •	1	1
6.657% due 02/01/2035 •	2	2
6.714% due 10/01/2034 •	3	3
6.724% due 03/01/2032 •	6	6
6.911% due 09/01/2033 •	5	5
7.000% due 05/01/2054 - 08/01/2055	35,508	37,309
7.090% due 09/01/2028 •	1	1

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.635% due 01/25/2034 ~(a)	85,597	2,461
0.926% due 03/25/2034 ~(a)	66,607	3,082
2.872% due 07/25/2054 ~	49,951	47,531

Federal Home Loan Mortgage Corp. REMICS
4.000% due 10/15/2033	12	11
4.737% due 10/15/2032 •	2	2
4.837% due 12/15/2029 •	2	2
4.937% due 12/15/2031 •	1	1
5.000% due 02/15/2036	72	73
5.037% due 08/15/2031 •	2	2
5.500% due 05/15/2036	5	6
5.556% due 12/25/2054 •	1,780	1,790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 06/15/2029	$2	$2
7.500% due 01/15/2031	1	1

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	15	15
5.353% due 10/25/2044 - 02/25/2045 •	810	745
5.553% due 07/25/2044 •	170	165
6.500% due 07/25/2043	220	229

Federal National Mortgage Association
2.500% due 07/01/2037	829	780
3.000% due 12/01/2026 - 05/01/2052	6,829	6,311
3.500% due 03/01/2040 - 02/01/2050	16,278	15,156
4.000% due 08/01/2038 - 01/01/2059	7,908	7,643
4.500% due 07/01/2052 - 04/01/2053	10,078	9,819
4.695% due 05/01/2036 •	1	1
5.000% due 06/01/2053	31	31
5.421% due 03/01/2044 - 10/01/2044 •	13	13
5.500% due 11/01/2052 - 03/01/2053	13,902	14,083
5.621% due 10/01/2040 •	4	4
5.890% due 11/01/2035 •	1	1
5.994% due 09/01/2033 •	10	10
6.000% due 12/01/2052 - 02/01/2054	2,233	2,294
6.022% due 05/01/2034 •	8	8
6.056% due 06/01/2033 •	2	2
6.060% due 02/01/2033 •	6	6
6.106% due 03/01/2035 •	3	3
6.194% due 07/01/2035 •	1	1
6.212% due 07/01/2033 •	1	1
6.242% due 02/01/2035 •	2	2
6.272% due 05/01/2036 •	3	3
6.276% due 01/01/2035 •	3	3
6.298% due 12/01/2035 •	2	2
6.302% due 11/01/2032 - 02/01/2035 •	7	7
6.332% due 03/01/2035 •	4	4
6.346% due 10/01/2032 •	3	3
6.350% due 11/01/2034 •	1	1
6.375% due 03/01/2029 - 04/01/2032 •	2	2
6.410% due 11/01/2034 •	5	5
6.449% due 07/01/2033 •	1	1
6.465% due 05/01/2033 •	6	7
6.493% due 03/01/2033 •	1	1
6.500% due 09/01/2033 •	4	4
6.500% due 02/01/2044 - 03/01/2055	107,053	110,763
6.584% due 12/01/2036 •	1	1
6.634% due 04/01/2033 •	3	3
6.637% due 01/01/2037 •	2	2
6.650% due 03/01/2035 •	1	1
6.701% due 12/01/2036 •	3	3
6.709% due 10/01/2034 •	2	2
6.819% due 09/01/2033 •	2	2
6.983% due 06/01/2033 •	43	45
7.000% due 03/01/2045 - 04/01/2055	32,638	34,360
7.283% due 04/01/2036 •	7	7
8.500% due 04/01/2030 - 11/01/2030	3	3

Federal National Mortgage Association Grantor Trust
7.000% due 07/25/2042	2	3

Federal National Mortgage Association REMICS
1.529% due 11/25/2049 •(a)	461	63
4.000% due 11/25/2033	26	26
4.523% due 07/25/2037 •	341	335
4.593% due 03/25/2036 •	5	5
5.000% due 11/25/2032	433	431
5.101% due 11/18/2031 •	1	1
5.121% due 11/25/2031 •	10	10
5.471% due 04/25/2032 •	1	1
5.500% due 09/25/2035	2,306	2,368
5.556% due 12/25/2054 •	1,677	1,686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association REMICS Trust
4.591% due 08/25/2031 •	$25	$24
6.500% due 06/25/2028	1	1

Government National Mortgage Association
3.000% due 10/20/2051 - 12/20/2052	20,744	18,541
3.500% due 01/20/2052 - 07/20/2055	50,561	46,206
4.500% due 07/20/2040 - 12/20/2053	7,131	7,007
4.625% due 07/20/2029 - 09/20/2033 •	11	12
4.750% (H15T1Y + 1.500%) due 10/20/2026 ~	1	1
4.750% due 12/20/2027 - 10/20/2033 •	6	5
5.000% due 07/20/2030 •	8	8
5.625% due 01/20/2027 - 05/20/2032 •	19	19
6.000% due 02/20/2055	276	280
6.500% due 01/20/2055 - 02/20/2055	12,499	12,851

Government National Mortgage Association REMICS
4.766% due 03/20/2068 •	883	882
4.806% due 12/20/2062 •	482	480
4.816% due 10/20/2062 •	388	387
4.839% due 01/20/2072 •	220	219
4.916% due 02/20/2061 •	49	49
5.116% due 02/20/2070 •	207	208
5.196% due 09/20/2063 •	221	223
5.216% due 09/20/2063 - 02/20/2067 •	589	590
5.466% due 12/20/2066 •	609	612

Government National Mortgage Association, TBA
2.000% due 11/01/2055	3,000	2,481
2.500% due 11/01/2055	3,600	3,100
3.500% due 11/01/2055	12,900	11,761
4.000% due 11/01/2055	14,800	13,915
4.500% due 11/01/2055	27,400	26,561
5.000% due 11/01/2055	3,300	3,279
5.500% due 11/01/2055	24,400	24,568
6.000% due 10/01/2055 - 11/01/2055	145,400	147,895
6.500% due 10/01/2055 - 11/01/2055	80,500	82,683

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2055	29,400	24,779
3.000% due 10/01/2040 - 11/01/2055	128,740	117,893
3.500% due 11/01/2055	85,000	77,646
4.000% due 11/01/2055	256,850	242,046
4.500% due 10/01/2055 - 11/01/2055	60,200	58,379
5.000% due 11/01/2055	734,035	727,567
5.500% due 11/01/2055	609,600	614,265
6.000% due 10/01/2055 - 11/01/2055	1,182,710	1,208,103
6.500% due 10/01/2055 - 11/01/2055	1,142,415	1,181,383

Total U.S. Government Agencies (Cost $5,055,719)		5,046,516

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Bonds
4.000% due 11/15/2042 (i)(k)	49,800	46,059
4.000% due 11/15/2052 (i)	37,800	33,459

U.S. Treasury Notes
2.375% due 05/15/2029 (i)(k)	8,900	8,514

Total U.S. Treasury Obligations (Cost $100,225)		88,032

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.6%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	4,050	3,912

225 Liberty Street Trust
3.597% due 02/10/2036	2,000	1,961

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

280 Park Avenue Mortgage Trust
5.398% due 09/15/2034 •	$1,400	$1,390

ACRA Trust
5.608% due 10/25/2064 þ	860	865

Adjustable Rate Mortgage Trust
4.832% due 11/25/2035 •	89	89
4.832% due 08/25/2036 •	29,238	9,008
4.912% due 01/25/2036 •	200	173
6.102% due 11/25/2037 ~	296	192

AG Trust
6.166% due 07/15/2041 •	3,136	3,152

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	6,678	6,010

American Home Mortgage Investment Trust
6.445% due 04/25/2044 •	156	172

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	88	85
4.800% due 11/25/2067 þ	24,452	24,346
5.985% due 01/25/2069 þ	746	755
6.197% due 01/25/2069 þ	2,349	2,379
6.500% due 12/25/2067 þ	721	729

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	3,142	2,848
1.483% due 10/25/2048 ~	4,134	3,763
1.637% due 10/25/2048 ~	2,097	1,907

Ashford Hospitality Trust
5.223% due 04/15/2035 •	4,245	4,243

ATLX Trust
3.850% due 04/25/2064 þ	1,989	1,932

BAMLL Commercial Mortgage Securities Trust
4.227% due 08/10/2038 ~	1,655	1,615

Banc of America Alternative Loan Trust
6.000% due 07/25/2034	360	337
6.000% due 04/25/2037	1,314	1,138

Banc of America Funding Trust
3.453% due 01/20/2047 ~	321	229
3.501% due 10/20/2046 ~	283	243
3.778% due 10/26/2036 ~	63,345	60,987
4.071% due 09/20/2046 ~	48	40
4.630% due 10/20/2036 •	2,250	1,750
4.710% due 02/20/2047 •	1,204	1,134
4.835% due 09/20/2046 ~	335	303
4.971% due 01/20/2047 ~	4	3
5.750% due 08/25/2036	72	61
6.593% due 09/20/2046 ~	269	261

Banc of America Mortgage Trust
3.641% due 11/20/2046 ~	22	18
4.675% due 10/25/2035 ~	163	154
5.401% due 06/25/2035 ~	206	199
5.697% due 06/25/2034 ~	69	67
5.848% due 09/25/2033 ~	369	313
5.936% due 11/25/2033 ~	3	3
6.996% due 12/25/2033 ~	22	22
7.082% due 05/25/2034 ~	292	289

BankUnited Trust
4.872% due 09/25/2045 •	38	36

BCAP LLC Trust
4.358% due 11/26/2036 ~	3,907	3,247
4.425% due 01/26/2036 •	8,568	7,944
6.672% due 10/25/2047 •	11,440	8,573

Bear Stearns ALT-A Trust
3.477% due 11/25/2034 ~	193	162
3.740% due 04/25/2035 ~	992	811
4.164% due 08/25/2036 ~	901	410
4.281% due 04/25/2035 ~	11	10
4.511% due 02/25/2036 ~	1,824	1,292
4.774% due 08/25/2036 ~	1,348	852
5.166% due 07/25/2035 ~	6,073	3,794
5.170% due 01/25/2036 ~	538	513
5.569% due 11/25/2035 ~	608	269
5.644% due 01/25/2034 ~	173	164
5.921% due 08/25/2034 ~	361	346
5.997% due 09/25/2034 •	2,668	2,614
6.139% due 12/25/2033 ~	92	90

Bear Stearns ARM Trust
0.000% due 10/25/2034 ~	16	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 05/25/2034 ~	$14	$13
4.208% due 05/25/2047 ~	179	162
4.577% due 04/25/2034 ~	25	21
4.688% due 02/25/2035 ~	294	239
4.812% due 11/25/2030 ~	30	29
5.265% due 01/25/2035 ~	861	809
5.439% due 12/25/2035 ~	74	63
5.784% due 11/25/2034 ~	169	154
5.914% due 08/25/2035 ~	328	321
5.923% due 01/25/2034 ~	17	16
6.100% due 12/25/2046 •	1,527	1,368
6.328% due 02/25/2036 ~	31	30
6.341% due 11/25/2034 ~	62	59

Bear Stearns Mortgage Funding Trust
4.432% due 12/25/2046 •	4,609	4,169
4.482% due 01/25/2037 •	280	261

Bear Stearns Mortgage Securities, Inc.
5.107% due 06/25/2030 ~	1	1

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~	2,002	1,599
4.972% due 01/26/2036 ~	1,372	973

Bella Vista Mortgage Trust
4.748% due 05/20/2045 •	1,067	684
5.012% due 02/25/2035 •	6,892	4,320
7.271% due 11/20/2034 ~	1,798	1,820

Benchmark Mortgage Trust
3.094% due 04/15/2054 ~	8,809	6,095
4.377% due 05/15/2053	8,254	8,238

BINOM Securitization Trust
4.441% due 08/25/2057 ~	6,608	6,444

BX Commercial Mortgage Trust
4.935% due 06/15/2038 •	1,173	1,172
4.953% due 10/15/2038 •	80	80
5.114% due 11/15/2038 •	10,359	10,355
5.140% due 01/17/2039 •	9,600	9,597
5.163% due 02/15/2039 •	871	871

BX Trust
3.202% due 12/09/2041	2,726	2,578
5.065% due 02/15/2036 •	4,152	4,152

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	3,256	3,190
4.000% due 10/25/2054 ~	5,271	5,181

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,806	5,279
3.250% due 09/25/2063 ~	5,757	5,224
3.250% due 03/25/2064 ~	3,605	3,243
3.250% due 08/25/2064 ~	2,713	2,435
3.250% due 09/25/2064 ~	44,604	40,087
3.375% due 12/25/2064 ~	9,547	8,659
3.375% due 04/25/2065 ~	2,847	2,586
3.500% due 06/25/2062 ~	3,236	3,003
5.606% due 09/25/2055 •	3,573	3,570

Chase Mortgage Finance Trust
4.511% due 12/25/2035 ~	430	375

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.453% due 01/25/2035 ~	199	187
4.975% due 03/25/2035 ~	557	453

CHL Mortgage Pass-Through Trust
3.871% due 07/19/2033 ~	43	41
4.391% due 05/19/2033 ~	6	5
4.491% due 04/25/2035 ~	267	235
4.529% due 07/19/2033 ~	770	700
4.752% due 03/25/2036 •	8,120	7,628
4.772% due 03/25/2036 •	5,096	4,685
4.801% due 01/20/2035 ~	1,671	1,573
4.852% due 04/25/2035 •	2	2
4.872% due 03/25/2035 •	23	13
4.882% due 01/25/2036 ~	15	14
4.892% due 03/25/2035 •	16	15
4.912% due 03/25/2035 •	1,460	1,429
4.952% due 02/25/2035 •	37	34
4.972% due 02/25/2035 •	287	263
4.972% due 05/25/2035 •	1,102	900
4.982% due 03/20/2036 ~	3,059	2,738
5.009% due 06/20/2036 ~	560	502
5.052% due 02/25/2035 •	52	49
5.063% due 05/20/2035 ~	1,435	1,189

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.097% due 11/25/2034 ~	$1,048	$654
5.116% due 02/20/2036 ~	314	274
5.192% due 09/25/2034 •	111	96
5.388% due 02/20/2035 ~	14	14
5.500% due 06/25/2034	1,538	1,225
5.500% due 06/25/2035	3,486	1,868
5.500% due 05/25/2036	987	860
5.594% due 12/19/2033 ~	138	136
5.750% due 12/25/2035	962	451
5.750% due 02/25/2036	3,347	1,446
6.000% due 03/25/2037	3,064	1,345
6.000% due 11/25/2037	68	29
6.176% due 06/20/2034 ~	1,139	1,071
6.224% due 02/20/2036 •	29	25
6.248% due 02/20/2036 •	599	559
6.305% due 06/19/2031 ~	1	1
6.571% due 02/19/2034 ~	4	4
6.741% due 02/25/2034 ~	5	5
7.086% due 02/19/2034 ~	5	5

CIM Trust
3.000% due 01/25/2061 ~	2,794	2,619
3.250% due 10/25/2058 ~	1,030	945
3.750% due 12/25/2061 ~	9,089	8,688
4.500% due 01/25/2063 ~	3,944	3,859
5.000% due 05/25/2062 ~	1,300	1,300
5.000% due 02/25/2099 þ	2,489	2,477
5.500% due 08/25/2064 ~	18,544	18,718
6.639% due 12/25/2067 þ	852	858

Citicorp Mortgage Securities REMICS Pass-Through Certificates Trust
5.349% due 08/25/2035 ~	1,295	839

Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	447	413

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	700	695

Citigroup Mortgage Loan Trust, Inc.
4.248% due 11/25/2036 ~	889	832
4.402% due 06/25/2036 •	409	392
4.602% due 12/25/2034 •	44	42
4.772% due 09/25/2036 •	1,890	1,800
5.072% due 08/25/2035 •	520	507
5.482% due 08/25/2035 ~	53	51
5.774% due 05/25/2042 ~	455	445
5.840% due 09/25/2035 •	41	40
6.147% due 11/25/2036 •	1,957	1,947
6.310% due 11/25/2035 •	185	188
6.480% due 10/25/2035 •	7	7
6.490% due 05/25/2035 •	22	22
7.208% due 12/25/2034 ~	13	13

CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	770	698

CLNY Trust
5.717% due 11/15/2038 •	5,863	5,796

COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	6,098	6,081
4.550% due 04/25/2067 ~	8,781	8,756
6.393% due 06/25/2069 þ	1,964	1,994
6.421% due 05/25/2069 þ	785	798
6.467% due 08/25/2067 þ	3,415	3,406
7.243% due 12/25/2067 ~	7,516	7,495

COMM Mortgage Trust
3.545% due 02/10/2036	3,800	3,761

Countrywide Alternative Loan Trust
3.547% due 08/25/2035 ~	1,744	1,666
4.430% due 02/20/2047 •	1,094	885
4.445% due 12/20/2046 •	5,070	4,469
4.572% due 10/25/2035 •	1,976	713
4.592% due 02/25/2047 •	4,179	4,119
4.650% due 07/20/2046 •	364	312
4.652% due 07/25/2046 •	6,880	6,254
4.652% due 09/25/2046 •	170	166
4.670% due 03/20/2046 •	179	167
4.672% due 06/25/2037 •	482	444
4.692% due 06/25/2046 •	1,139	917
4.772% due 05/25/2035 •	160	144
4.772% due 06/25/2035 •	1,116	1,070
4.812% due 02/25/2036 •	60	52
4.832% due 12/25/2035 •	307	289
4.852% due 02/25/2036 •	166	154

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.890% due 11/20/2035 •	$93	$88
4.932% due 10/25/2035 •	2,508	1,665
4.972% due 01/25/2046 •	789	662
4.993% due 03/25/2047 •	1,504	1,306
5.030% due 05/25/2035 ~	85	72
5.032% due 12/25/2035 •	4,180	3,705
5.123% due 02/25/2036 ~	1,115	1,037
5.153% due 02/25/2036 •	396	363
5.335% due 12/25/2034 ~	1,284	1,247
5.403% due 11/25/2047 •	2,460	2,204
5.500% due 04/25/2035	767	526
5.500% due 11/25/2035	705	382
5.500% due 03/25/2036	62	25
5.533% due 11/25/2047 •	4,486	4,019
5.750% due 03/25/2037 •	238	122
5.750% due 04/25/2047	339	174
5.812% due 11/25/2035 •	1,417	1,298
6.000% due 03/25/2037	813	382
6.000% due 04/25/2037	2,980	1,524
6.250% due 12/25/2033	10	11
6.250% due 07/25/2036	3,616	902
6.500% due 11/25/2031	13	13
6.500% due 06/25/2036	3,210	1,476
7.000% due 10/25/2035	3,000	1,525

Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~	361	166

Credit Suisse First Boston Mortgage Securities Corp.
2.653% due 12/25/2032 ~	26	21
4.608% due 12/25/2033 ~	77	76
5.063% due 03/25/2032 ~	39	38
5.422% due 09/25/2034 •	196	377
5.683% due 06/25/2033 ~	81	79
5.750% due 04/25/2033	4	4
6.250% due 07/25/2035	101	105
6.272% due 03/25/2034 •	1,068	745
6.318% due 08/25/2033 ~	729	676
7.000% due 02/25/2033	7	8

Cross Mortgage Trust
5.129% due 09/25/2069 ~	6,550	6,558
5.549% due 12/25/2069 ~	907	914
6.093% due 04/25/2069 þ	1,812	1,833
6.147% due 07/25/2069 þ	18,602	18,855
6.272% due 06/25/2069 þ	2,674	2,712
6.615% due 03/25/2068 þ	1,309	1,320

CSFB Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035	117	84
6.565% due 10/25/2033 ~	1,169	1,066
6.991% due 10/25/2033 ~	20	20

CSFB Mortgage-Backed Trust
5.472% due 10/25/2034 •	1,758	1,701

CSMC Mortgage-Backed Trust
5.500% due 04/25/2036	417	259
6.421% due 10/25/2037 ~	173	101

CSMC Trust
2.000% due 01/25/2060 ~	5,440	4,847
2.000% due 10/25/2060 ~	5,475	4,984
2.750% due 01/25/2060 ~	5,626	4,337
2.750% due 01/25/2060	9,795	7,535
2.972% due 07/25/2057 ~	1,000	866
3.250% due 01/25/2060 ~	3,775	2,833
3.250% due 01/25/2060	7,373	5,599
3.375% due 01/25/2060	1,000	829
3.566% due 01/25/2060 ~	3,343	2,312
3.843% due 04/28/2037 ~	207	193
3.869% due 02/25/2061 ~	4,441	4,423
3.904% due 04/25/2062 ~	4,842	4,673
3.952% due 09/25/2057 ~	1,300	1,235
4.209% due 07/27/2061 ~	8,153	8,122
4.400% due 02/27/2036 ~	3,671	2,332
5.750% due 12/26/2035	160	93
6.115% due 10/15/2037 •	1,000	990
6.250% due 05/26/2048	5,660	4,729

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,244

DC Office Trust
2.965% due 09/15/2045	2,205	2,012

Deephaven Residential Mortgage Trust
4.300% due 03/25/2067 ~	1,477	1,445

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.632% due 01/25/2047 •	$3,328	$3,075
4.912% due 08/25/2047 •	4,094	3,034

DSLA Mortgage Loan Trust
5.068% due 08/19/2045 •	327	206
5.093% due 04/19/2046 •	223	183

Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ	1,750	1,753
5.522% due 01/26/2060 þ	870	878
5.655% due 02/25/2060 þ	1,665	1,683
5.726% due 01/25/2060 þ	1,005	1,018

Extended Stay America Trust
5.344% due 07/15/2038 •	48,910	48,948

First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 ~	379	349
4.592% due 09/25/2035 ~	427	180
4.640% due 03/25/2035 ~	72	41
4.740% due 02/25/2037 ~	1,018	695
5.099% due 09/25/2034 ~	157	161
5.361% due 12/25/2035 ~	357	270
5.389% due 07/25/2035 ~	2,265	2,138
5.856% due 06/25/2034 ~	482	482

First Horizon Asset Securities, Inc.
4.750% due 01/25/2036 ~	371	337
4.985% due 01/25/2036 ~	1,392	706

First Horizon Mortgage Pass-Through Trust
4.747% due 10/25/2035 ~	1,178	1,081

GCAT Trust
3.450% due 10/25/2068 ~	1,500	1,418
4.250% due 05/25/2067 ~	14,443	13,847
6.007% due 01/25/2059 þ	797	804
6.085% due 06/25/2059 þ	1,151	1,166

GMACM Mortgage Loan Trust
4.198% due 05/25/2035 ~	692	647
4.639% due 09/19/2035 ~	761	619
7.500% due 05/25/2035 ~	5	5

GreenPoint Mortgage Funding Trust
4.692% due 04/25/2036 •	82	74
5.157% due 07/25/2035 •	5,064	4,815

GreenPoint MTA Trust
4.732% due 06/25/2045 •	6,230	4,950

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	9,374
5.520% due 12/15/2036 •	4,149	4,146

GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~	1,100	950

GS Mortgage-Backed Securities Trust
3.750% due 07/25/2061 ~	2,136	2,091
4.100% due 07/25/2065 þ	4,808	4,686

GSAA Trust
5.986% due 11/25/2033 þ	392	361

GSC Capital Corp. Mortgage Trust
4.632% due 05/25/2036 •	601	579

GSMPS Mortgage Loan Trust
4.622% due 09/25/2035 •	13,167	11,331
4.622% due 01/25/2036 •	16,598	13,434
7.000% due 06/25/2043	288	304
8.000% due 09/19/2027 ~	133	131

GSMSC Resecuritization Trust
0.702% due 11/26/2037 •	11,401	10,821

GSR Mortgage Loan Trust
4.622% due 01/25/2034 •	1	1
4.668% due 01/25/2036 ~	87	82
4.751% due 12/25/2034 ~	966	126
4.757% due 06/25/2034 ~	604	545
4.772% due 07/25/2035 •	290	260
5.272% due 04/25/2035 ~	231	219
5.743% due 09/25/2035 ~	2,420	2,008
6.000% due 03/25/2032	4	5
6.363% due 09/25/2035 ~	3	3
6.400% due 01/25/2034 ~	943	732
6.560% due 04/25/2035 ~	174	171

HarborView Mortgage Loan Trust
4.304% due 06/19/2036 ~	684	275
4.628% due 01/19/2038 •	18,353	16,229
4.628% due 02/19/2046 •	142	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.658% due 12/19/2036 •	$882	$699
4.688% due 05/19/2035 •	481	465
4.728% due 06/19/2035 •	2,694	2,639
4.728% due 01/19/2036 •	18	18
4.728% due 03/19/2036 •	4,820	4,465
4.728% due 12/19/2036 •	5,835	5,547
4.783% due 06/19/2045 •	217	97
4.948% due 01/19/2035 •	10	9
5.150% due 06/20/2035 •	107	102
5.372% due 08/19/2034 ~	617	444
5.509% due 08/19/2034 ~	37	35
5.593% due 11/19/2034 ~	3	3
5.975% due 06/20/2035 •	2,140	1,717

Hilton USA Trust
2.828% due 11/05/2035	6,500	5,450
3.719% due 11/05/2038	1,000	990

HomeBanc Mortgage Trust
4.962% due 03/25/2035 •	102	86
5.007% due 10/25/2035 •	6,158	6,164

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	1,192	372

Impac Secured Assets CMN Owner Trust
4.542% due 07/25/2035 •	837	529
4.582% due 07/25/2035 •	791	506
5.382% due 03/25/2034 þ	317	298
6.321% due 07/25/2035 ~	1,170	726

Impac Secured Assets Trust
4.492% due 05/25/2037 •	3,135	2,642
4.972% due 05/25/2036 •	11	10

IndyMac ARM Trust
5.774% due 01/25/2032 ~	2	2

IndyMac INDA Mortgage Loan Trust
3.199% due 11/25/2035 ~	1,314	994
5.496% due 01/25/2036 ~	300	283

IndyMac INDX Mortgage Loan Trust
2.848% due 06/25/2036 ~	401	320
3.321% due 06/25/2035 ~	2,725	2,134
3.401% due 06/25/2036 ~	2,539	1,982
3.407% due 06/25/2036 ~	1,494	911
3.462% due 06/25/2036 ~	708	614
3.542% due 02/25/2036 ~	2,810	1,996
3.613% due 02/25/2036 ~	1,923	1,499
3.711% due 05/25/2035 ~	1,207	1,069
3.822% due 07/25/2035 ~	757	700
4.106% due 01/25/2036 ~	2,922	2,650
4.138% due 06/25/2034 ~(a)	1,198	984
4.447% due 09/25/2035 ~	7,116	4,778
4.512% due 07/25/2036 •	11,510	11,340
4.527% due 07/25/2037 ~	2,485	1,032
4.572% due 06/25/2037 •	101	34
4.612% due 11/25/2036 •	143	144
4.632% due 07/25/2037 •	5,053	4,673
4.632% due 08/25/2037 •	2,795	2,587
4.652% due 09/25/2046 •	299	274
4.752% due 04/25/2035 •	77	63
4.912% due 02/25/2035 •	433	404
4.912% due 07/25/2045 •	2,578	1,973
5.012% due 07/25/2045 •	533	390
5.072% due 11/25/2034 •	1,916	1,784
5.492% due 09/25/2034 •	55	45

IndyMac Residential Mortgage-Backed Trust
4.712% due 01/25/2049	14	11

JP Morgan Alternative Loan Trust
4.752% due 07/25/2036 •	11,781	10,954
4.752% due 11/25/2036 •	2,894	2,473
4.832% due 06/25/2037 •	30,451	11,239
4.946% due 06/27/2037 •	966	570
5.928% due 06/27/2037 ~	13,532	6,497

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	16,971
3.648% due 12/15/2049 ~	300	297
4.549% due 07/05/2033	23,176	18,993
5.248% due 02/15/2035 •	5,681	5,639
5.439% due 07/05/2033 •	510	497
5.530% due 11/15/2038 •	7,000	6,996
5.648% due 12/15/2031 •	413	412
5.739% due 07/05/2033 •	3,239	2,747

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~	$418	$219
4.341% due 10/25/2036 ~	1,074	604
4.625% due 07/25/2063 ~	1,165	1,145
4.752% due 08/25/2037 •	2,366	741
5.000% due 07/25/2036	210	79
5.125% due 10/25/2035 ~	22	15
5.250% due 11/25/2063 ~	766	770
5.439% due 10/25/2035 ~	162	152
5.561% due 09/25/2055 þ	3,760	3,781
5.606% due 03/25/2055 •	4,689	4,683
5.706% due 02/25/2055 •	3,256	3,265
5.835% due 06/25/2035 ~	748	613
5.990% due 07/25/2064 ~	1,117	1,129
6.069% due 06/25/2035 ~	38	30
6.588% due 08/25/2034 ~	732	701
7.700% due 08/25/2036	32	12

JP Morgan Seasoned Mortgage Trust
3.692% due 01/25/2063 ~	3,851	3,628
4.415% due 01/25/2063 ~	925	891

Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ	1,758	1,759
5.650% due 11/25/2060 þ	1,535	1,537
5.750% due 07/25/2061 þ	6,742	6,746
5.892% due 10/25/2066 þ	1,656	1,657

Lehman Mortgage Trust
5.500% due 02/25/2036	200	91

Lehman XS Trust
4.632% due 11/25/2035 •	3,164	3,149
4.812% due 12/25/2035 •	2,500	2,346

Luminent Mortgage Trust
4.692% due 05/25/2036 •	1,555	1,377

LUX
6.841% due 08/15/2040 •	2,800	2,837

Manhattan West Mortgage Trust
2.130% due 09/10/2039	3,400	3,242

MASTR Adjustable Rate Mortgages Trust
3.636% due 07/25/2034 ~	620	558
4.404% due 02/25/2034 ~	1,037	906
4.572% due 03/25/2047 •	5,155	4,737
4.602% due 12/25/2034 •	172	161
4.980% due 05/25/2034 ~	812	502
5.372% due 09/25/2037 •	3,311	1,309
5.552% due 07/25/2035 ~	9,039	4,533
6.459% due 12/21/2034 ~	27	26
6.500% due 12/25/2033 ~	3	3

MASTR Alternative Loan Trust
5.500% due 04/25/2035	540	493
6.179% due 06/25/2033 ~	203	130

MASTR Asset Securitization Trust
5.500% due 03/25/2034	550	444

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032	1,796	261

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •	12	11

Merrill Lynch Alternative Note Asset Trust
5.750% due 05/25/2037	78	75

Merrill Lynch Mortgage Investors Trust
4.892% due 08/25/2028 •	1	1
4.912% due 10/25/2028 •	30	30
4.932% due 06/25/2028 •	1	1
4.992% due 08/25/2035 •	11,821	10,982
5.012% due 03/25/2028 •	1	1
5.087% due 04/25/2035 ~	5	5
5.190% due 09/25/2029 •	419	411
5.207% due 05/25/2036 ~	215	203
5.472% due 03/25/2028 •	135	101
5.674% due 08/25/2033 ~	5	0
5.943% due 11/25/2035 •	2,649	2,576
6.017% due 05/25/2036 ~	4,319	3,895

MFA Trust
1.947% due 04/25/2065 ~	172	169
2.855% due 07/25/2060 ~	500	420
3.300% due 08/25/2061 ~	7,454	7,031
4.400% due 03/25/2068 þ	4,694	4,654
6.105% due 12/25/2068 þ	13,187	13,310

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.775% due 10/25/2058 þ	$1,119	$1,132

Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,770
2.500% due 11/25/2060 ~	5,358	4,640
3.250% due 01/25/2061 ~	97	83
3.899% due 11/25/2058 ~	1,000	857

Mill City Mortgage Trust
3.701% due 09/25/2057 ~	58	57

Morgan Stanley Capital I Trust
5.265% due 05/15/2036 •	5,347	788

Morgan Stanley Mortgage Loan Trust
0.000% due 11/25/2037 ~	1,364	115
3.423% due 10/25/2037 ~	2,318	1,313
4.522% due 03/25/2036 •	1,901	1,230
4.532% due 03/25/2036 •	7,474	4,842
5.172% due 02/25/2036 •	176	167
5.395% due 10/25/2034 ~	11	11

Morgan Stanley Resecuritization Trust
3.146% due 06/26/2047 •	11,102	9,988

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	2,091	2,044

MTN Commercial Mortgage Trust
5.557% due 03/15/2039 •	6,165	6,166

NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034	271	255

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	12,573	12,159
3.000% due 07/25/2059 ~	1,000	926
3.250% due 02/25/2059 ~	5,499	5,370
3.500% due 12/25/2057 ~	266	259
4.000% due 02/25/2057 ~	14,092	13,752
4.500% due 05/25/2058 ~	401	393

NLT Trust
3.200% due 10/25/2062 ~	10,999	10,040

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.372% due 08/25/2034 •	625	700
5.754% due 10/25/2034 þ	6,399	6,357
6.159% due 05/25/2036 ~	200	36

NYMT Loan Trust
3.215% due 07/25/2061	250	220
3.514% due 07/25/2061	2,000	1,726
3.750% due 02/25/2068 ~	845	786
3.750% due 11/25/2069 ~	3,917	3,763
5.379% due 06/25/2069 ~	1,075	1,080

NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •	3,865	3,855

OBX Trust
3.631% due 03/25/2053 ~	3,106	3,059
3.688% due 04/25/2053 ~	4,808	4,738
5.110% due 08/25/2062 þ	1,186	1,185
5.949% due 02/25/2063 þ	5,004	5,018
6.030% due 01/25/2064 þ	1,803	1,826
6.113% due 03/25/2063 þ	2,360	2,370
6.233% due 05/25/2064 þ	1,301	1,320
6.465% due 10/25/2063 þ	1,886	1,909
6.520% due 07/25/2063 þ	1,313	1,325
6.567% due 06/25/2063 þ	2,173	2,190
6.844% due 04/25/2063 þ	838	850
7.045% due 09/25/2063 þ	1,605	1,630
7.159% due 10/25/2063 þ	2,680	2,728

Oceanview Mortgage Trust
5.156% due 11/25/2054 •	1,477	1,479

One Market Plaza Trust
3.614% due 02/10/2032	2,337	2,267

ONE Mortgage Trust
4.964% due 03/15/2036 •	2,600	2,564

One New York Plaza Trust
5.215% due 01/15/2036 •	9,700	9,549

OPEN Trust
7.239% due 11/15/2040 •	488	489

PRET LLC
5.249% due 10/25/2055 «	3,100	3,099
5.963% due 11/25/2054 þ	2,356	2,360

PRET Trust
3.900% due 10/25/2063 ~	958	928
4.000% due 08/25/2064 þ	949	920

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/25/2065 «þ	$10,300	$10,024
4.000% due 07/25/2069 þ	939	912
4.075% due 06/25/2064 ~	894	859
4.150% due 04/25/2065 þ	3,007	2,920

Prime Mortgage Trust
3.767% due 10/25/2032 ~	405	360
5.250% due 06/25/2033	324	311

PRKCM Trust
6.333% due 03/25/2059 þ	1,265	1,281
6.431% due 05/25/2059 þ	703	714
6.584% due 09/25/2058 þ	1,812	1,831
7.225% due 11/25/2058 þ	981	998

PRPM LLC
3.750% due 03/25/2054 þ	789	774
3.750% due 04/25/2055 þ	1,242	1,210
4.000% due 11/25/2053 þ	354	351
4.000% due 01/25/2054 þ	760	750
4.000% due 05/25/2054 þ	705	697
4.000% due 07/25/2054 þ	723	713
4.000% due 11/25/2054 þ	1,809	1,770
4.000% due 10/25/2064 þ	5,414	5,311
4.200% due 12/25/2064 þ	834	823
4.500% due 02/25/2055 þ	894	889
4.500% due 08/25/2055 þ	1,364	1,352
5.228% due 08/25/2069 þ	7,205	7,225
5.250% due 07/25/2055 þ	1,025	1,032
5.503% due 08/25/2030 þ	996	999
5.699% due 11/25/2029 þ	901	902
5.729% due 07/25/2030 þ	985	986
5.774% due 08/25/2028 þ	2,762	2,767
5.870% due 11/25/2029 þ	2,256	2,259
5.897% due 12/25/2029 þ	1,399	1,399
6.179% due 06/25/2030 þ	2,621	2,629
6.255% due 05/25/2030 þ	932	934

PRPM Trust
5.674% due 12/26/2069 þ	3,786	3,818
5.802% due 11/25/2069 þ	2,780	2,812
6.221% due 11/25/2068 þ	5,243	5,299
6.250% due 08/25/2068 þ	1,729	1,742
6.265% due 12/25/2068 þ	711	720
6.327% due 06/25/2069 þ	16,327	16,706

RALI Trust
4.632% due 11/25/2036 •	5,906	3,082
4.652% due 07/25/2036 •	4,735	4,376
4.652% due 08/25/2036 •	4,204	4,256
4.652% due 04/25/2046 •	919	865
4.672% due 10/25/2046 •	4,697	4,521
4.903% due 02/25/2035 ~	417	371
5.091% due 12/26/2034 ~	91	46
5.139% due 10/25/2037 ~	707	566
5.394% due 09/25/2034 ~	2	2
5.484% due 12/25/2035 ~	593	520
6.000% due 12/25/2035	2,210	1,922
6.500% due 10/25/2036	16,896	14,775

RCKT Mortgage Trust
5.158% due 10/25/2044 þ	2,917	2,926
5.472% due 06/25/2055 þ	6,419	6,488
5.553% due 03/25/2055 þ	3,969	4,019
5.582% due 12/25/2044 þ	3,528	3,568
5.653% due 01/25/2045 þ	3,721	3,768
5.846% due 08/25/2044 þ	37,166	37,587
6.808% due 09/25/2043 ~	514	520

Residential Asset Securitization Trust
4.622% due 10/25/2048 •	2	2
4.722% due 02/25/2034 •	13	12
4.722% due 04/25/2035 •	3,193	1,596
4.772% due 08/25/2036 •	2,732	838
6.000% due 08/25/2036	6,020	2,532
6.250% due 08/25/2036	1,752	1,202
6.500% due 04/25/2037	4,348	1,159

RFMSI Trust
3.200% due 02/25/2037 ~	198	170
3.636% due 06/25/2035 ~	1,531	844
5.231% due 09/25/2035 ~	4,237	2,393
5.594% due 02/25/2036 ~	62	59
6.000% due 02/25/2037 ~	489	432
6.000% due 04/25/2037	81	62
6.096% due 02/25/2036 ~	29	27
6.148% due 10/25/2037 ~	1,015	987

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RiverView HECM Trust
4.110% due 05/25/2047 •	$2,065	$1,809

SACO I, Inc.
7.000% due 08/25/2036	2	2

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ	901	908

Sequoia Mortgage Trust
4.387% due 06/20/2034 ~	30	28
4.442% due 11/25/2063 ~	6,288	6,335
4.699% due 01/20/2047 ~	269	191
4.710% due 02/20/2035 •	268	256
4.870% due 11/20/2034 •	11	11
5.069% due 10/25/2055 ~	1,900	1,910
5.076% due 05/20/2034 •	114	108
5.239% due 02/20/2034 •	35	31
5.599% due 08/20/2034 ~	18	18

Sequoia Mortgage Trust 10
5.010% due 10/20/2027 •	1	1
5.050% due 10/20/2027 •	2	2
5.610% due 10/20/2027 •	36	36

Sequoia Mortgage Trust 5
4.948% due 10/19/2026 •	9	8

Sequoia Mortgage Trust 9
6.265% due 09/20/2032 ~	7	7

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •	1,800	1,788

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	12,581	12,592

SMRT Commercial Mortgage Trust
5.151% due 01/15/2039 •	25,570	25,547

STARM Mortgage Loan Trust
6.376% due 01/25/2037 ~	77	54
6.699% due 01/25/2037 ~	768	766

Structured Adjustable Rate Mortgage Loan Trust
3.887% due 05/25/2036 ~	2,293	1,297
4.065% due 02/25/2036 ~	51	44
4.652% due 07/25/2037 •	4,350	4,109
5.001% due 07/25/2035 ~	23	21
5.007% due 06/25/2034 •	139	136
5.137% due 09/25/2034 ~	258	253
5.553% due 01/25/2035 •	266	245
5.553% due 05/25/2035 •	315	250
6.100% due 04/25/2034 ~	1	1
6.336% due 02/25/2034 ~	16	15

Structured Asset Mortgage Investments II Trust
4.572% due 02/25/2037 •	673	649
4.652% due 09/25/2047 •	6,899	6,483
4.812% due 08/25/2035 •	3,498	3,364
4.832% due 02/25/2036 •	86	73
4.848% due 07/19/2034 •	137	128
4.892% due 12/25/2035 •	10,817	9,171
4.948% due 03/19/2034 •	56	53

Structured Asset Mortgage Investments Trust
5.088% due 10/19/2033 •	30	28
5.148% due 11/19/2033 •	630	574
5.448% due 10/19/2033 •	615	646

Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~	63	0

Structured Asset Securities Corp. Mortgage Loan Trust
4.562% due 10/25/2036 •	176	148
7.500% due 10/25/2036	1,004	568

TBW Mortgage-Backed Pass-Through Certificates
6.500% due 04/25/2036	1,260	401

TBW Mortgage-Backed Trust
6.500% due 07/25/2036	5,765	1,915
7.000% due 07/25/2036	863	244

Thornburg Mortgage Securities Trust
4.072% due 09/25/2037 ~	712	708
4.490% due 09/25/2037 ~	14,206	7,952

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	30,278	27,727
2.250% due 12/25/2061 ~	4,457	4,343
2.710% due 01/25/2060 ~	22,213	21,470
2.750% due 06/25/2057 ~	2,968	2,911
2.900% due 10/25/2059 ~	8,563	8,240
3.000% due 10/25/2057 ~	1,000	961

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 07/25/2056 ~	$432	$429
3.750% due 10/25/2056 ~	4,183	4,126
4.083% due 04/25/2056 ~	1,000	950
4.541% due 10/27/2064 ~	6,216	6,232
4.562% due 10/25/2064 ~	10,781	10,863
5.043% due 07/25/2065 ~	770	780
5.272% due 10/25/2059 •	215	215
5.725% due 11/25/2064 þ	2,805	2,832
5.972% due 10/25/2059 •	11,615	11,981

Verus Securitization Trust
0.820% due 10/25/2063 ~	617	595
1.057% due 10/25/2063 ~	17	16
1.262% due 10/25/2063 ~	25	24
4.130% due 02/25/2067 þ	5,966	5,752
4.260% due 02/25/2067 þ	1,236	1,191
5.218% due 09/25/2069 ~	2,095	2,097
5.402% due 05/25/2065 þ	2,793	2,819
5.811% due 05/25/2068 þ	1,769	1,776
5.999% due 02/25/2068 þ	844	844
6.116% due 03/25/2069 þ	10,905	11,041
6.192% due 06/25/2069 þ	2,518	2,554
6.218% due 06/25/2069 þ	1,947	1,975
6.338% due 04/25/2069 þ	1,422	1,443
6.443% due 08/25/2068 þ	1,351	1,363
6.476% due 06/25/2068 þ	832	838
6.665% due 09/25/2068 þ	6,100	6,174
6.876% due 11/25/2068 ~	721	733
7.070% due 10/25/2068 þ	3,428	3,485

Visio Trust
6.598% due 10/25/2058 þ	877	885

Wachovia Mortgage Loan Trust LLC
7.280% due 10/20/2035 ~	36	35

WaMu Mortgage Pass-Through Certificates Trust
2.471% due 11/25/2041 ~	2	2
3.875% due 05/25/2037 ~	767	672
4.546% due 10/25/2035 ~	735	675
4.642% due 05/25/2034 •	13,388	12,528
4.680% due 09/25/2035 ~	2,756	2,626
4.812% due 12/25/2045 •	3,325	3,374
4.852% due 07/25/2045 •	3,480	3,354
4.993% due 11/25/2046 •	7,424	6,371
5.012% due 11/25/2034 •	63	61
5.052% due 10/25/2044 •	191	188
5.112% due 06/25/2044 •	912	913
5.153% due 08/25/2046 •	3,866	3,557
5.197% due 07/25/2034 ~	398	366
5.201% due 08/25/2046 •	10,517	9,161
5.252% due 11/25/2034 •	403	391
5.252% due 10/25/2045 •	604	593
5.272% due 07/25/2044 •	9	9
5.375% due 06/25/2034 ~	269	236
5.471% due 08/25/2033 ~	4	4
5.500% due 06/25/2033 ~	917	780
5.553% due 06/25/2042 •	48	45
5.553% due 08/25/2042 •	494	482
5.553% due 04/25/2044 •	359	311
5.711% due 06/25/2034 ~	107	106
5.781% due 03/25/2033 ~	46	45
5.886% due 10/25/2033 ~	71	59
6.248% due 01/25/2033 ~	613	609

WaMu Mortgage-Backed Pass-Through Certificates
6.173% due 12/19/2039 ~	81	76

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.903% due 02/25/2047 •	10,759	9,988
4.922% due 10/25/2035 •	289	242
4.983% due 11/25/2046 •	11,086	9,453
5.500% due 05/25/2035	1,099	979
5.500% due 06/25/2035	91	84
5.500% due 11/25/2035	143	128

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.264% due 02/25/2033 ~	328	313
5.750% due 03/25/2033	63	58
5.765% due 02/25/2033 ~	475	504
5.885% due 12/25/2032 ~	78	74
6.219% due 12/25/2032 ~	70	69
6.721% due 11/25/2030 ~	2	2
7.500% due 04/25/2033 ~	94	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Commercial Mortgage Trust
5.575% due 09/15/2040 ~	$1,600	$1,612
5.693% due 10/15/2042 «•(c)	4,500	4,489
5.793% due 07/15/2037 •	3,500	3,514

Wells Fargo Mortgage Loan Trust
3.903% due 09/27/2036 ~	403	399

Wells Fargo Mortgage-Backed Securities Trust
6.814% due 12/25/2036 ~	30	30

WSTN Trust
6.518% due 07/05/2037 ~	4,800	4,897

Total Non-Agency Mortgage-Backed Securities (Cost $1,768,448)		1,708,808

ASSET-BACKED SECURITIES 58.6%

AUTOMOBILE ABS OTHER 0.3%

Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032	329	332
5.215% due 09/15/2032	329	331

AmeriCredit Automobile Receivables Trust
4.986% due 02/18/2028 •	925	925

CarMax Select Receivables Trust
5.052% due 05/15/2028 •	2,748	2,751
5.102% due 09/15/2027 •	1,977	1,979

Carvana Auto Receivables Trust
2.900% due 03/10/2028	492	481
4.550% due 01/10/2028	305	303

M&T Bank Auto Receivables Trust
4.872% due 05/15/2028 •	15,444	15,463

Tesla Electric Vehicle Trust
4.909% due 12/21/2026 •	2,459	2,460

Westlake Automobile Receivables Trust
5.032% due 08/16/2027 •	1,002	1,003

		26,028

AUTOMOBILE SEQUENTIAL 16.8%

Ally Auto Receivables Trust
4.140% due 07/16/2029	3,500	3,510

Ally Bank Auto Credit-Linked Notes
4.970% due 09/15/2032	790	797

American Credit Acceptance Receivables Trust
4.730% due 01/12/2029	565	567
4.810% due 03/13/2028	153	153

American Heritage Auto Receivables Issuer Trust
4.400% due 11/15/2030	23,000	23,071
4.480% due 08/15/2028	1,600	1,605

American Heritage Auto Receivables Trust
4.830% due 03/15/2028	550	552

AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029	5,900	5,963
5.750% due 02/18/2028	1,010	1,012

ARI Fleet Lease Trust
4.380% due 01/17/2034	2,400	2,409

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029	500	501

Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,884
5.810% due 12/20/2029	1,000	1,043

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028	1,184	1,189

BMW Vehicle Lease Trust
4.180% due 10/25/2027	5,300	5,317

BofA Auto Trust
4.520% due 11/22/2027	14,955	14,969
5.350% due 11/15/2028	1,500	1,515
5.570% due 12/15/2026	117	117

Bridgecrest Lending Auto Securitization Trust
4.506% due 08/17/2026	2,242	2,242
4.720% due 09/15/2028	1,300	1,302
4.730% due 02/15/2028	1,200	1,202
4.840% due 09/15/2027	629	629
4.840% due 01/18/2028	19,826	19,842
5.340% due 04/17/2028	10,336	10,359

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CarMax Auto Owner Trust
4.420% due 08/15/2028	$22,253	$22,358
4.670% due 12/15/2027	1,520	1,523
4.750% due 10/15/2027	1,913	1,917
5.280% due 05/15/2028	3,262	3,287

CarMax Select Receivables Trust
4.120% due 03/15/2030	24,500	24,503
4.166% due 10/15/2026	17,000	17,003
4.190% due 03/15/2029	5,600	5,603
4.760% due 05/15/2028	3,298	3,305
5.400% due 11/15/2028	6,200	6,277
5.780% due 09/15/2027	3,418	3,429

Carvana Auto Receivables Trust
0.800% due 01/10/2027	158	158
4.040% due 11/11/2030	50,000	49,936
4.070% due 02/12/2029	9,200	9,203
4.171% due 10/12/2026	2,700	2,700
4.260% due 10/10/2029	3,900	3,908
4.310% due 09/10/2030	2,300	2,313
4.500% due 06/12/2028	1,748	1,749
4.530% due 01/10/2029	4,600	4,609
4.550% due 05/10/2030	8,200	8,267
4.560% due 08/10/2028	9,000	9,023
4.610% due 11/10/2027	521	522
4.620% due 02/10/2028	1,100	1,101
4.640% due 01/10/2030	3,000	3,021
4.740% due 12/10/2030	1,800	1,828
4.740% due 04/10/2031	5,400	5,479
4.780% due 05/10/2028	495	496
4.840% due 12/10/2027	411	412
4.910% due 08/10/2029	1,100	1,110
5.050% due 04/10/2029	1,500	1,509
5.080% due 03/11/2030	2,000	2,038
5.210% due 06/10/2030	2,600	2,653
5.330% due 07/10/2029	3,300	3,330
5.500% due 08/10/2027	12	12
5.620% due 01/10/2029	7,819	7,895
5.630% due 11/10/2027	249	249
5.710% due 07/10/2028	1,482	1,491
5.710% due 07/10/2029	1,300	1,334
5.740% due 11/13/2029	9,457	9,759
5.820% due 08/10/2028	1,232	1,241
5.900% due 08/10/2027	320	320
6.160% due 10/10/2028	349	353

Chase Auto Owner Trust
4.180% due 08/27/2029	2,300	2,307
4.400% due 11/26/2027	814	814
5.220% due 07/25/2029	25,000	25,349
5.530% due 09/27/2027	5,672	5,685
5.680% due 01/25/2029	2,534	2,564

Citizens Auto Receivables Trust
5.830% due 02/15/2028	15,813	15,939
5.840% due 01/18/2028	1,311	1,321

Consumer Portfolio Services Auto Trust
4.740% due 02/15/2029	3,693	3,704

CPS Auto Receivables Trust
4.710% due 03/15/2029	2,475	2,482
4.910% due 06/15/2028	1,004	1,006
5.880% due 02/15/2028	5,646	5,661

Drive Auto Receivables Trust
4.140% due 09/15/2032	6,900	6,903
4.290% due 10/16/2028	10,800	10,803
4.500% due 09/15/2028	3,000	3,005
4.870% due 08/15/2028	60,641	60,785
4.940% due 12/15/2027	2,250	2,252

Ent Auto Receivables Trust
6.240% due 01/16/2029	1,646	1,659
6.260% due 11/15/2029	1,000	1,027

Enterprise Fleet Financing LLC
4.500% due 04/20/2028	15,400	15,490
4.560% due 11/20/2028	2,700	2,725
4.650% due 10/20/2027	1,500	1,507
4.690% due 07/20/2027	2,214	2,222
4.820% due 02/20/2029	1,500	1,525
4.980% due 08/21/2028	12,600	12,799
5.310% due 04/20/2027	9,160	9,210

Exeter Automobile Receivables Trust
4.450% due 03/15/2028	1,822	1,823

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.530% due 03/15/2028	$3,100	$3,104
4.780% due 06/15/2027	1,480	1,481
4.830% due 01/18/2028	19,866	19,894
5.280% due 08/15/2030	1,047	1,049
5.650% due 12/15/2027	533	534

Exeter Select Automobile Receivables Trust
4.531% due 08/17/2026	1,037	1,038
4.540% due 06/15/2029	700	703

FCCU Auto Receivables Trust
4.870% due 01/16/2029	8,769	8,799
5.460% due 04/15/2030	500	512
5.540% due 04/16/2029	1,200	1,216
5.760% due 11/15/2027	605	606

FHF Issuer Trust
4.920% due 02/15/2031	3,539	3,534
4.940% due 11/15/2030	1,226	1,225
5.690% due 02/15/2030	1,303	1,314
5.890% due 06/15/2030	1,017	1,027
6.790% due 10/15/2029	881	892

First Investors Auto Owner Trust
6.440% due 10/16/2028	591	596

Flagship Credit Auto Trust
5.640% due 03/15/2028	1,360	1,364

Ford Credit Auto Owner Trust
4.070% due 07/15/2029	2,900	2,908
4.320% due 08/15/2027	6,456	6,460
4.610% due 08/15/2029	7,050	7,136
5.530% due 09/15/2028	6,792	6,866

GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028	5,700	5,713
4.750% due 03/15/2028	14,500	14,533
4.750% due 07/17/2028	1,000	1,004
4.760% due 10/15/2027	1,355	1,356

GLS Auto Select Receivables Trust
4.430% due 12/17/2029	2,127	2,133
4.460% due 10/15/2030	700	705
5.580% due 06/17/2030	1,699	1,721
5.590% due 10/15/2029	5,648	5,720
6.370% due 06/15/2028	601	604

GM Financial Automobile Leasing Trust
4.190% due 10/20/2027	9,250	9,278
4.210% due 10/20/2027	5,000	5,010

Gm Financial Automobile Leasing Trust
4.550% due 07/20/2027	13,800	13,855

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	4,700	4,734
4.470% due 02/16/2028	920	922
4.530% due 10/18/2027	1,283	1,284
5.130% due 04/16/2029	20,000	20,260

GreenState Auto Receivables Trust
5.530% due 08/16/2027	608	609

Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	12,200	12,250
4.620% due 08/16/2027	9,033	9,041
5.650% due 02/16/2027	82	82

Hertz Vehicle Financing III LLC
5.570% due 09/25/2029	10,000	10,313

Hertz Vehicle Financing III LP
1.680% due 12/27/2027	5,321	5,189

Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	5,200	5,230

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	20,197	20,251

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	6,900	6,956
4.840% due 03/15/2029	52,300	52,894

LAD Auto Receivables Trust
4.300% due 07/17/2028	36,200	36,268
4.520% due 03/15/2029	1,200	1,205
4.600% due 12/15/2027	2,557	2,561
4.640% due 11/15/2027	872	872
5.420% due 02/15/2028	295	296
5.460% due 07/16/2029	500	509
5.610% due 08/15/2028	1,073	1,081

Lendbuzz Securitization Trust
4.759% due 07/15/2026	311	311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.970% due 10/15/2029	$1,366	$1,368
5.100% due 10/15/2030	727	728

M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	25,264	25,341
5.220% due 02/17/2032	3,600	3,647
5.590% due 02/17/2032	788	789

Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026	2,089	2,091
4.570% due 04/17/2028	67,100	67,552

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	2,800	2,814
4.500% due 02/15/2028	63,500	63,783

Octane Receivables Trust
4.940% due 05/20/2030	723	728

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	7,800	7,870

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	600	601
4.630% due 12/10/2027	1,518	1,520

PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030	5,100	5,097
4.120% due 09/15/2028	500	500
4.700% due 06/15/2029	2,500	2,517
5.040% due 09/15/2027	1,181	1,182

Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	3,500	3,509
4.470% due 12/21/2026	903	903
4.600% due 12/20/2027	29,300	29,398

Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	3,333	3,337
5.124% due 04/25/2034	2,500	2,513
7.130% due 01/26/2032	1,284	1,286

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032	290	293

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	700	702
4.630% due 10/16/2028	13,300	13,344
4.710% due 06/15/2028	9,494	9,513
4.880% due 09/15/2027	1,662	1,663
5.630% due 01/16/2029	6,437	6,471

SBNA Auto Lease Trust
4.680% due 04/20/2027	1,792	1,795
4.830% due 04/20/2028	3,000	3,024
5.560% due 11/22/2027	6,700	6,746
5.670% due 11/20/2026	98	98
6.520% due 04/20/2028	1,000	1,013

SBNA Auto Receivables Trust
5.210% due 04/16/2029	1,100	1,111
5.320% due 12/15/2028	2,654	2,665

SCCU Auto Receivables Trust
4.570% due 01/15/2031	11,700	11,794
4.670% due 11/15/2028	2,100	2,108
4.680% due 09/15/2031	3,200	3,234
5.110% due 06/15/2029	2,800	2,824
5.160% due 05/15/2030	3,200	3,258
5.450% due 12/15/2027	1,654	1,656
5.700% due 10/16/2028	1,383	1,395
5.700% due 08/15/2029	700	718

SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	23,950	24,017
4.550% due 06/20/2030	2,900	2,918
4.650% due 05/22/2028	3,770	3,777
4.710% due 05/22/2028	1,063	1,064
5.470% due 10/20/2028	2,192	2,209

Stellantis Financial Underwritten Enhanced Lease Trust
4.310% due 05/22/2028	48,900	49,114

Tesla Auto Lease Trust
4.790% due 01/20/2027	935	936

Tesla Electric Vehicle Trust
5.380% due 06/20/2028	25,000	25,245
5.380% due 02/20/2029	12,500	12,737
5.540% due 12/21/2026	1,279	1,280

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	5,000	5,036

Toyota Lease Owner Trust
3.910% due 05/22/2028	47,000	47,002

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tricolor Auto Securitization Trust
6.360% due 12/15/2027	$82	$79

USB Auto Owner Trust
4.510% due 06/15/2028	7,500	7,527

Veros Auto Receivables Trust
6.280% due 11/15/2027	175	176

Westlake Automobile Receivables Trust
4.660% due 09/15/2028	8,200	8,226
4.710% due 04/17/2028	2,500	2,514
4.820% due 09/15/2027	3,948	3,953
5.560% due 02/15/2028	1,400	1,410
5.750% due 08/16/2027	2,217	2,222

World Omni Auto Receivables Trust
5.270% due 09/17/2029	2,200	2,225
5.480% due 09/15/2027	69	69
5.610% due 02/15/2028	411	413

World Omni Select Auto Trust
4.140% due 05/15/2030	5,100	5,102
4.980% due 02/15/2030	20,000	20,131
5.370% due 02/15/2028	5,253	5,262

		1,396,692

CMBS OTHER 1.5%

ACREC LLC
5.446% due 08/18/2042 •	6,400	6,402
6.380% due 02/19/2038 •	1,211	1,215

ACRES LLC
5.755% due 08/18/2040 •	10,200	10,234

AREIT Trust
6.255% due 08/17/2041 •	2,731	2,734

BDS LLC
5.415% due 10/21/2042 •	2,650	2,655

BDS Ltd.
5.600% due 12/16/2036 •	5,145	5,152

BSPRT Issuer Ltd.
5.585% due 12/15/2038 •	4,739	4,751

BXMT Ltd.
6.157% due 11/15/2037 •	7,761	7,753

LFT CRE Ltd.
5.435% due 06/15/2039 •	303	304

MF1 LLC
5.456% due 02/18/2040 •	9,100	9,112
5.586% due 02/18/2043 •	17,800	17,836
5.871% due 03/19/2039 •	3,500	3,517
6.284% due 06/19/2037 •	14,160	14,165

MF1 Ltd.
5.330% due 10/16/2036 •	8,376	8,382
5.350% due 07/16/2036 •	1,516	1,519
5.484% due 02/19/2037 •	18,993	19,017
5.957% due 12/15/2035 •	5,111	5,120

PFP Ltd.
6.050% due 09/17/2039 •	3,051	3,058

Ready Capital Mortgage Financing LLC
6.532% due 10/25/2039 •	18	18

TRTX Issuer Ltd.
5.457% due 03/15/2038 •	1,110	1,111
5.793% due 02/15/2039 •	5,295	5,309

		129,364

CREDIT CARD OTHER 0.7%

Golden Credit Card Trust
1.140% due 08/15/2028	26,900	26,264
1.970% due 01/15/2029	33,100	32,250

		58,514

HOME EQUITY OTHER 15.9%

Aames Mortgage Investment Trust
5.187% due 10/25/2035 •	1,900	1,805

ABFC Trust
4.552% due 11/25/2036 •	7,398	4,741
4.752% due 09/25/2036 •	3,577	3,547
4.952% due 04/25/2033 •	374	370

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.272% due 05/25/2037 •	$12,189	$9,025
5.292% due 03/25/2032 •	130	133
5.522% due 06/25/2037 •	7,303	5,216

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	476	377

Accredited Mortgage Loan Trust
4.532% due 09/25/2036 •	216	215
5.420% due 04/25/2035 •	824	857

ACE Securities Corp. Home Equity Loan Trust
4.632% due 10/25/2036 •	14,187	4,712
4.712% due 01/25/2037 •	22,483	4,875
4.712% due 05/25/2037 •	56,649	8,593
4.792% due 10/25/2036 •	2,023	672
5.172% due 09/25/2033 •	593	592
5.322% due 12/25/2033 •	429	431
5.322% due 07/25/2034 •	10	9
7.467% due 06/25/2034 •	675	572

AFC Home Equity Loan Trust
4.872% due 06/25/2028 •	50	50

American Home Mortgage Investment Trust
4.452% due 08/25/2035 •	3	3

Ameriquest Mortgage Securities Trust
4.432% due 10/25/2036 •	18,084	5,360
4.512% due 10/25/2036 •	3,000	889

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.145% due 06/25/2034 •	2,525	2,431
5.142% due 10/25/2035 •	8,370	8,273
5.187% due 01/25/2035 •	146	149
5.217% due 07/25/2035 •	120	120
5.322% due 11/25/2034 •	6,087	6,025
5.382% due 03/25/2035 •	3,172	3,164
6.327% due 11/25/2034 •	3,844	3,499

Amortizing Residential Collateral Trust
5.272% due 10/25/2034 •	1,349	1,357

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.742% due 01/25/2036 •	4,178	4,155
5.007% due 10/25/2035 •	72	72
5.037% due 10/25/2035 •	37,500	35,163
5.397% due 05/25/2034 •	1,231	1,043

Asset-Backed Securities Corp. Home Equity Loan Trust
3.610% due 01/25/2036 •	9,184	9,023
4.270% due 11/25/2035 •	12,475	12,628
4.785% due 06/15/2031 •	111	110
5.615% due 04/15/2033 •	10	10

Bayview Financial Acquisition Trust
4.880% due 12/28/2036 •	7,064	6,291

Bear Stearns Asset-Backed Securities I Trust
2.709% due 09/25/2034 •	11	11
4.552% due 01/25/2037 •	637	623
4.592% due 08/25/2036 •	260	253
4.618% due 11/25/2035 •	686	701
5.249% due 01/25/2035 •	1,892	1,976
5.272% due 10/25/2037 •	5,397	4,825
5.292% due 03/25/2035 •	8,392	8,527
5.522% due 08/25/2037 •	1,111	1,104
5.997% due 08/25/2034 •	16	15

Bear Stearns Asset-Backed Securities Trust
4.922% due 01/25/2047 •	6,982	5,945
5.072% due 10/27/2032 •	1	1
5.097% due 10/25/2036 •	14,787	14,175
5.172% due 12/25/2033 •	207	215
5.272% due 11/25/2042 •	36	36
5.382% due 06/25/2043 ~	466	434
5.452% due 06/25/2043 •	207	205
5.528% due 01/25/2034 •	969	982
5.772% due 11/25/2042 •	22	22

BNC Mortgage Loan Trust
4.482% due 07/25/2037 •	60,841	56,403

C-BASS Trust
3.394% due 04/25/2037 þ	1,104	1,087

Centex Home Equity Loan Trust
4.450% due 06/25/2034 •	200	197
5.292% due 03/25/2035 •	1,413	1,387
5.307% due 09/25/2034 •	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Funding Trust
4.537% due 09/25/2032	$1	$1
4.852% due 11/25/2034 •	1	1
5.172% due 05/25/2033 •	583	591

Citigroup Global Markets Mortgage Securities VII, Inc.
7.000% due 12/25/2027	341	64

Citigroup Mortgage Loan Trust, Inc.
4.432% due 01/25/2037 •	520	384
4.552% due 01/25/2037 •	8,700	8,201
4.592% due 09/25/2036 •	8,974	8,144
4.792% due 03/25/2036 •	3,418	3,136
7.647% due 12/25/2033 •	1,723	1,731

Countrywide Asset-Backed Certificates
4.692% due 08/25/2034 •	5,885	5,817
5.172% due 05/25/2032 •	92	90
5.172% due 06/25/2034 •	543	542
5.272% due 09/25/2032 •	93	96
5.367% due 02/25/2036 •	4,065	3,578

Countrywide Asset-Backed Certificates Trust
3.943% due 12/25/2034 •	332	308
3.984% due 01/25/2037 •	2,271	2,247
4.061% due 12/25/2035 •	6,279	6,226
4.061% due 02/25/2036 •	6,250	5,713
4.472% due 10/25/2047 •	13,275	12,625
4.552% due 06/25/2035 •	14,321	13,133
4.562% due 10/25/2047 •	47,529	41,532
4.712% due 06/25/2047 •	14,617	13,723
4.772% due 04/25/2046 •	4,885	4,836
4.832% due 04/25/2034 •	379	362
4.857% due 06/25/2036 •	14,465	14,350
4.962% due 04/25/2036 •	3,896	3,837
4.992% due 05/25/2036 •	46,492	44,358
5.012% due 12/25/2034 •	10	10
5.012% due 08/25/2047 •	457	448
5.052% due 11/25/2034 •	2,289	2,221
5.052% due 05/25/2036 •	32,300	28,128
5.125% due 12/25/2034 ~	281	280
5.242% due 08/25/2047 •	3,000	2,635
5.247% due 10/25/2034 •	5	5
5.367% due 04/25/2036 •	5,500	5,341
5.412% due 08/25/2035 •	10,028	10,034
6.547% due 05/25/2036 þ	293	244

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	12	12

Credit-Based Asset Servicing & Securitization LLC
2.875% due 05/25/2036 •	3,945	2,706
3.404% due 12/25/2035 •	1,377	1,326
6.780% due 05/25/2035 þ	165	153

Ellington Loan Acquisition Trust
5.772% due 05/25/2037 •	1,840	1,817

EMC Mortgage Loan Trust
5.772% due 08/25/2040 •	141	144

Encore Credit Receivables Trust
4.962% due 07/25/2035 •	244	239
5.202% due 11/25/2035 •	11,364	10,895
5.322% due 01/25/2036 •	12,708	10,686

EquiFirst Mortgage Loan Trust
9.372% due 10/25/2034 •	2,281	1,958

Equity One Mortgage Pass-Through Trust
2.802% due 07/25/2034 •	2	2

Finance of America HECM Buyout
4.000% due 10/01/2034 ~	4,001	3,990

First NLC Trust
4.412% due 08/25/2037 •	23,765	11,985
4.552% due 08/25/2037 •	1,298	655

Fremont Home Loan Trust
4.412% due 01/25/2037 •	7,269	3,757
4.542% due 10/25/2036 •	25,537	23,348
5.127% due 07/25/2034 •	2,980	2,805
5.247% due 06/25/2035 •	12,476	10,761

GSAA Home Equity Trust
4.912% due 10/25/2035 •	982	1,031
4.947% due 10/25/2035 •	3,600	3,512
4.977% due 10/25/2035 •	4,148	4,015
5.697% due 12/25/2034 •	3,413	3,135
6.114% due 06/25/2034 þ	4,009	4,017

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
2.357% due 10/25/2036 •	$5,043	$23
4.412% due 12/25/2036 •	739	395
4.722% due 06/25/2036 •	13,061	11,350
4.917% due 11/25/2035 •	23	22
5.007% due 09/25/2035 •	4,737	4,701

Home Equity Asset Trust
4.872% due 11/25/2032 •	4	3
5.172% due 12/25/2035 •	4,466	4,447
5.187% due 03/25/2035 •	2,490	2,478
5.192% due 02/25/2033 •	1	1
5.472% due 07/25/2035 •	1,157	1,150

Home Equity Loan Trust
4.462% due 04/25/2037 •	2,200	2,138

Home Equity Mortgage Loan Asset-Backed Trust
3.434% due 06/25/2031 •	313	327
3.522% due 07/25/2034 •	184	178
4.592% due 07/25/2037 •	77	44
5.421% due 02/25/2030 þ	203	100

HSI Asset Loan Obligation Trust
4.392% due 12/25/2036 •	9	3

HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(e)	4,110	1,099
4.472% due 07/25/2036 •	2,028	877
4.857% due 01/25/2036 •	198	197

IXIS Real Estate Capital Trust
4.472% due 01/25/2037 •	15,097	5,052
4.592% due 08/25/2036 •	21,038	5,751
4.732% due 01/25/2037 •	41,107	13,755

JP Morgan Mortgage Acquisition Corp.
4.902% due 05/25/2035 •	21,779	20,667
5.247% due 12/25/2035 •	5,000	4,735
6.072% due 07/25/2035 •	10,000	9,175

JP Morgan Mortgage Acquisition Trust
4.432% due 08/25/2036 •	448	198
4.492% due 08/25/2036 •	530	399
4.572% due 03/25/2037 •	3,851	3,767
4.642% due 03/25/2037 •	20,645	18,127
4.677% due 07/25/2036 •	1,353	1,341
5.397% due 01/25/2037 •	4,474	3,690

Long Beach Mortgage Loan Trust
4.572% due 05/25/2036 •	12,552	6,624
4.572% due 09/25/2036 •	1,115	717
4.592% due 11/25/2036 •	12,757	3,799
4.632% due 05/25/2046 •	39,089	11,601
4.832% due 10/25/2034 •	622	616
4.892% due 08/25/2033 •	565	562
4.977% due 08/25/2045 •	15,860	14,122
5.127% due 07/25/2034 •	4,011	3,996
5.322% due 10/25/2034 •	3	3
5.322% due 06/25/2035 •	12,498	12,305
5.697% due 03/25/2032 •	5	7

MASTR Asset-Backed Securities Trust
4.017% due 08/25/2033 •	591	622
4.532% due 08/25/2036 •	12,947	6,403
4.972% due 09/25/2034 •	478	417
5.022% due 12/25/2034 •	245	249
5.097% due 10/25/2034 •	373	364
5.172% due 10/25/2035 •	1,950	1,810
5.372% due 08/25/2037 •	11,301	9,189
10.272% due 11/25/2032 •	3,412	3,270

MASTR Specialized Loan Trust
5.547% due 05/25/2037 •	198	34

Meritage Mortgage Loan Trust
5.067% due 11/25/2035 •	4,632	4,508

Merrill Lynch First Franklin Mortgage Loan Trust
4.532% due 06/25/2037 •	1,212	1,229
7.272% due 10/25/2037 •	88	86

Merrill Lynch Mortgage Investors Trust
4.392% due 10/25/2037 •	5,813	851
4.432% due 09/25/2037 •	123	24
4.452% due 06/25/2037 •	6,331	1,661
4.612% due 07/25/2037 •	26,828	10,448
4.772% due 05/25/2037 •	15,197	1,687

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 05/25/2037 •	65	59
4.372% due 11/25/2036 •	7,041	3,368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.402% due 01/25/2037 •	$52,535	$19,849
4.572% due 06/25/2036 •	427	375
4.612% due 03/25/2037 •	18,908	8,049
4.752% due 06/25/2036 •	5,350	4,732
4.767% due 03/25/2036 •	19,096	16,493
4.932% due 11/25/2035 •	5,678	5,555
4.952% due 08/25/2034 •	5,861	5,509
5.127% due 07/25/2034 •	6,016	6,120
5.157% due 11/25/2034 •	1,512	1,458
5.262% due 03/25/2035 •	2,248	2,195
5.307% due 03/25/2035 •	3,789	3,440
6.272% due 07/25/2037 •	359	292

Morgan Stanley Capital I, Inc. Trust
4.812% due 02/25/2036 •	2,494	2,423
4.812% due 03/25/2036 •	5,070	4,267
4.827% due 01/25/2036 •	7,117	5,949

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.622% due 02/25/2033 •	20	22
6.747% due 01/25/2032 •	31	86

Morgan Stanley Mortgage Loan Trust
4.592% due 11/25/2036 •	544	39
4.792% due 10/25/2036 •	1,183	330

Nationstar Home Equity Loan Trust
4.692% due 03/25/2037 •	5,632	5,462
4.827% due 09/25/2036 •	5,483	5,293

New Century Home Equity Loan Trust
3.406% due 06/20/2031 ~	1,051	985
4.632% due 05/25/2036 •	49	49
4.947% due 02/25/2036 •	5,288	5,153
5.052% due 03/25/2035 •	1,980	1,978
5.650% due 08/25/2034 ~	31	39
6.222% due 07/25/2035 •	23,642	21,305

Newcastle Mortgage Securities Trust
4.992% due 03/25/2036 •	7,700	7,663

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.767% due 03/25/2036 •	6,266	5,888

NovaStar Mortgage Funding Trust
4.472% due 03/25/2037 •	551	175
4.572% due 09/25/2037 •	10,378	9,682
5.007% due 01/25/2036 •	23,764	22,962
5.012% due 02/25/2034 •	4,844	4,858
5.372% due 02/25/2034 •	2	2

Option One Mortgage Accept Corp. Asset Back Certificates
5.172% due 08/25/2033 •	23	26

Option One Mortgage Loan Trust
4.812% due 01/25/2036 •	22,473	21,285
5.052% due 02/25/2035 •	346	332
5.067% due 05/25/2034 •	7	8
5.772% due 02/25/2035 •	2,932	2,113

Option One Mortgage Loan Trust Asset-Backed Certificates
4.750% due 08/20/2030 •	1	1

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.322% due 10/25/2034 •	2,952	2,923

Popular ABS Mortgage Pass-Through Trust
3.282% due 11/25/2035 •	3,855	3,609
3.298% due 01/25/2036 þ	136	130

RCKT Mortgage Trust
4.795% due 09/25/2055 «þ	7,700	7,687
5.344% due 09/25/2044 þ	1,620	1,627
6.025% due 02/25/2044 ~	601	607
6.141% due 04/25/2044 ~	4,249	4,303

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •	663	267
5.434% due 08/25/2035 þ	6	6
5.472% due 08/25/2032 •	391	374
5.512% due 03/25/2033 •	7	6
5.784% due 11/25/2034 þ	3,606	3,220

Residential Asset Mortgage Products Trust
4.812% due 02/25/2036 •	10,275	10,019

Residential Asset Securities Corporation Trust
4.542% due 08/25/2036 •	2,927	2,902
4.562% due 06/25/2033 •	388	370
4.562% due 08/25/2036 •	18,508	16,756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.917% due 01/25/2036 •	$8,090	$8,009
5.422% due 06/25/2035 •	3,139	3,120
5.922% due 07/25/2035 •	594	594
6.147% due 07/25/2035 •	3,000	2,887
6.192% due 07/25/2035 •	1,645	1,673
6.222% due 11/25/2034 •	2,653	2,649

SACO I Trust
4.632% due 05/25/2036 •	53	90
4.792% due 06/25/2036 •	12	12

SACO I, Inc.
5.022% due 07/25/2035 •	43	43

SASCO Mortgage Loan Trust
4.457% due 12/25/2034 •	615	613
5.397% due 04/25/2035 •	255	265

Saxon Asset Securities Trust
1.209% due 11/25/2035 •	758	528
2.065% due 08/25/2035 •	3,200	3,468
4.512% due 05/25/2047 •	7,091	5,246
4.579% due 03/25/2035 •	1,565	1,392
4.582% due 09/25/2037 •	557	539
6.022% due 12/25/2037 •	6,062	5,821
6.860% due 12/25/2032 •	2,971	2,742

Securitized Asset-Backed Receivables LLC Trust
4.552% due 09/25/2036 •	11,260	6,407
4.572% due 12/25/2036 •	17,595	8,675
4.632% due 05/25/2037 •	18,568	14,406
5.052% due 02/25/2034 •	1,164	1,215

SG Mortgage Securities Trust
4.532% due 07/25/2036 •	45,223	18,785

Soundview Home Loan Trust
4.352% due 06/25/2037 •	3,193	2,132
4.442% due 07/25/2037 •	22,743	20,276
4.442% due 08/25/2037 •	20,323	17,645
4.522% due 08/25/2037 •	3,000	2,786
4.647% due 07/25/2036 •	11,146	9,624
4.887% due 02/25/2036 •	11,221	10,830
4.977% due 11/25/2035 •	508	506
5.172% due 10/25/2037 •	56,863	44,293
5.247% due 03/25/2036 •	2,200	2,109
5.272% due 09/25/2037 •	7,243	5,324
5.572% due 11/25/2033 •	1	1

Structured Asset Investment Loan Trust
5.037% due 08/25/2035 •	469	461
5.547% due 12/25/2034 •	813	793
7.197% due 04/25/2033 •	3,731	3,925

Structured Asset Securities Corp. Mortgage Loan Trust
4.427% due 09/25/2036 •	5,883	3,654
4.532% due 05/25/2047 •	21,126	18,855
4.592% due 01/25/2037 •	3,561	3,397

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	2	1

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ	5,938	5,976
5.348% due 07/25/2065 þ	2,206	2,222
6.125% due 02/25/2064 ~	615	622
6.290% due 05/25/2064 ~	4,008	4,062

Washington Mutual Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •	73	26

Wells Fargo Home Equity Asset-Backed Securities Trust
4.617% due 01/25/2037 •	3,970	3,969

		1,320,346

HOME EQUITY SEQUENTIAL 0.0%

EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 þ	78	77

JP Morgan Mortgage Acquisition Trust
4.552% due 03/25/2047 •	3,721	3,532

Wells Fargo Home Equity Asset-Backed Securities Trust
4.912% due 03/25/2037 •	230	218

		3,827

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE ABS OTHER 0.0%

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	$10	$10

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	914	942

Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	22,467	3,778

		4,720

WHOLE LOAN COLLATERAL 4.1%

Bear Stearns Asset-Backed Securities I Trust
4.522% due 07/25/2036 •	8,614	6,683
5.500% due 06/25/2034 þ	157	154
5.500% due 12/25/2035	46	29
12.347% due 02/25/2037 •	2,332	2,112

Bear Stearns Asset-Backed Securities Trust
4.772% due 05/25/2037 •	470	444
5.037% due 07/25/2036 ~	6	6
5.500% due 01/25/2034 þ	17	14
5.750% due 10/25/2033 þ	41	48

Citigroup Mortgage Loan Trust, Inc.
4.677% due 06/25/2037 •	24,348	23,600
4.692% due 08/25/2036 •	6,071	6,014
4.737% due 08/25/2036 •	11,356	10,347
6.050% due 08/25/2035 þ	176	165
6.129% due 08/25/2035 þ	976	906

First Franklin Mortgage Loan Trust
4.392% due 11/25/2036 •	30,862	28,837
4.492% due 12/25/2037 •	30,434	28,969
4.522% due 06/25/2036 •	200	200
4.582% due 11/25/2036 •	25,256	21,871
4.592% due 06/25/2036 •	8,571	8,508
4.947% due 11/25/2035 •	725	720
5.022% due 12/25/2035 •	13,715	13,426
6.147% due 03/25/2034 •	1,765	1,693
6.147% due 07/25/2034 •	1,723	1,734

Lehman XS Trust
4.672% due 06/25/2046 •	4,743	4,435
4.692% due 04/25/2036 •	2,038	1,780
4.732% due 03/25/2036 •	6,443	6,540
4.752% due 03/25/2037 •	10,022	9,383
4.872% due 06/25/2037 •	19,828	18,010

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.247% due 07/25/2035 •	3,983	4,012

PRET LLC
5.487% due 10/25/2051 ~	882	883
5.657% due 08/25/2055 þ	3,717	3,731
5.732% due 08/25/2055 þ	969	972
5.744% due 07/25/2051 þ	4,474	4,474
5.744% due 06/25/2055 þ	961	966
5.843% due 09/25/2051 þ	21,198	21,222
5.851% due 12/25/2054 þ	3,379	3,387
5.925% due 10/25/2054 þ	4,808	4,817
5.926% due 10/25/2054 þ	2,124	2,130
5.963% due 09/25/2054 þ	1,986	1,989
6.244% due 05/25/2055 þ	5,639	5,686
6.721% due 07/25/2051 þ	13,838	13,857

RAAC Trust
6.372% due 05/25/2044 •	500	500
8.022% due 12/25/2035 •	1,348	1,423

Residential Asset Mortgage Products Trust
4.872% due 05/25/2036 •	18,234	15,540
5.052% due 09/25/2035 •	2,450	2,385

Securitized Asset-Backed Receivables LLC Trust
4.372% due 10/25/2036 •	4,222	1,411
4.772% due 03/25/2036 •	3,235	2,033

Specialty Underwriting & Residential Finance Trust
4.502% due 04/25/2037 •	7,994	5,866
4.552% due 06/25/2037 •	22,846	21,359
4.572% due 06/25/2037 •	17,323	10,303
5.172% due 06/25/2036 •	8,185	7,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VCAT LLC
5.877% due 01/25/2055 þ	$1,930	$1,936
5.977% due 01/25/2055 þ	3,439	3,447

		338,890

OTHER ABS 19.2%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •	2,900	2,903

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •	5,000	5,004

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •	1,600	1,602

522 Funding CLO Ltd.
5.519% due 10/23/2034 •	2,600	2,605

ACHV ABS Trust
4.760% due 04/26/2032	307	308
5.010% due 12/26/2031	236	239
5.040% due 04/26/2032	238	239
5.900% due 04/25/2031	85	86

Affirm Asset Securitization Trust
5.220% due 12/17/2029	841	842

Affirm Master Trust
4.670% due 07/15/2033	7,400	7,447
4.990% due 02/15/2033	8,100	8,169

AGL CLO 14 Ltd.
5.455% due 12/02/2034 •	6,750	6,756

Allegro CLO XI Ltd.
5.575% due 01/19/2033 •	811	812

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •	2,400	2,405

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •	1,000	1,001

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •	6,500	6,506

Anchorage Capital CLO 28 Ltd.
6.025% due 04/20/2037 •	11,800	11,846

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037	5,329	5,274

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	2,000	1,966
4.169% due 04/25/2038	1,000	971

Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038	9,184	8,952

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	2,000	1,944

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	1,000	961

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040	1,000	957

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	10,800	10,835
5.702% due 10/22/2040	2,100	2,111

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038	2,800	2,760

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039	1,725	1,670

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037	805	803

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037	1,687	1,680

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037	1,456	1,443

Apex Credit CLO Ltd.
6.125% due 04/20/2036 •	6,400	6,433

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •	7,400	7,411

Aqua Finance Issuer Trust
4.790% due 05/17/2051	3,472	3,495

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •	5,100	5,118

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •	10,600	10,614

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •	$6,700	$6,711

Atlantic Avenue Ltd.
0.000% due 10/15/2038 •(c)	11,900	11,900
5.585% due 01/20/2035 •	7,400	7,409

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •	5,977	5,984

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •	6,800	6,826

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •	9,750	9,785
5.355% due 10/21/2034 •	4,100	4,104
5.379% due 07/24/2034 •	4,000	4,005
5.415% due 10/21/2034 •	3,700	3,705
5.469% due 10/23/2034 •	1,000	1,001
5.482% due 04/22/2035 •	9,200	9,218
5.525% due 10/20/2034 •	6,800	6,811
5.529% due 10/23/2034 •	2,600	2,606
5.565% due 07/19/2034 •	4,300	4,306
5.775% due 10/20/2034 •	1,000	1,000
5.975% due 10/20/2034 •	1,000	1,000

Benefit Street Partners CLO XXII Ltd.
5.475% due 04/20/2035 •	6,300	6,322

BHG Securitization Trust
1.420% due 11/17/2033	485	480
4.820% due 04/17/2036	1,286	1,300
4.840% due 09/17/2036	4,235	4,272

BlueMountain CLO Ltd.
5.411% due 11/15/2030 •	356	356
5.508% due 10/25/2030 •	3,937	3,944

Canyon Capital CLO Ltd.
5.328% due 10/15/2034 •	2,800	2,802

Canyon CLO Ltd.
5.398% due 07/15/2034 •	1,000	1,001
5.418% due 10/15/2034 •	4,100	4,100

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •	30,000	30,135

Capital Street Master Trust
0.000% due 08/16/2029 •	4,000	4,004

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •	8,300	8,305
5.523% due 05/15/2031 •	810	811
5.545% due 07/20/2032 •	553	554

CarVal CLO I Ltd.
5.548% due 07/16/2031 •	3,606	3,610

CarVal CLO III Ltd.
5.315% due 07/20/2032 •	5,965	5,971

Cathedral Lake VIII Ltd.
5.807% due 01/20/2035 •	3,300	3,312

CBAM Ltd.
5.687% due 07/20/2031 •	7,118	7,127

Cedar Funding V CLO Ltd.
5.684% due 07/17/2031 •	2,489	2,493

CIFC Funding Ltd.
5.530% due 10/24/2030 •	759	760
5.531% due 10/18/2030 •	2,352	2,352
5.719% due 07/15/2036 •	7,000	7,011

College Avenue Student Loans LLC
1.600% due 07/25/2051	6,161	5,661
3.280% due 12/28/2048	6,367	6,118
4.130% due 12/26/2047	3,227	3,183
5.472% due 12/26/2047 •	2,365	2,368
5.537% due 07/25/2051 •	3,675	3,670
6.256% due 05/25/2055 •	993	1,006

CoreVest American Finance Ltd.
1.358% due 08/15/2053	900	886

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •	3,700	3,714

Crossroads Asset Trust
4.910% due 02/20/2032	600	604

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •	1,004	1,005

Dell Equipment Finance Trust
4.690% due 08/22/2030	4,873	4,884

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dewolf Park CLO Ltd.
5.499% due 10/15/2030 •	$346	$346

Diameter Capital CLO 4 Ltd.
6.148% due 01/15/2037 •	50,000	50,165

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •	11,700	11,757

Dryden 43 Senior Loan Fund
5.395% due 04/20/2034 •	1,000	1,001

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •	2,940	2,941

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •	9,100	9,109

ECMC Group Student Loan Trust
5.621% due 11/25/2069 •	4,610	4,664

Elevation CLO Ltd.
5.448% due 07/25/2034 •	6,100	6,110
5.618% due 01/25/2035 •	6,600	6,623
5.918% due 01/25/2035 •	1,000	1,006
6.168% due 01/25/2035 •	1,000	1,002

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •	2,405	2,408

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •	1,473	1,474

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(c)	3,300	3,300

Foundation Finance Trust
4.670% due 04/15/2052	1,207	1,213

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •	7,543	7,552

Generate CLO 3 Ltd.
6.155% due 10/20/2036 •	50,000	50,384

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •	1,000	1,002

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •	8,200	8,228

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049	4,346	4,399

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027	10,141	10,197

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060	2,097	2,112
4.930% due 06/25/2060	1,796	1,803
5.020% due 06/25/2060	900	913
5.120% due 03/25/2060	2,351	2,360
5.150% due 10/27/2059	771	781
5.220% due 03/25/2060	1,374	1,393
5.320% due 03/25/2060	2,400	2,456

GreenSky Home Improvement Trust
5.550% due 06/25/2059	500	513
5.880% due 06/25/2059	521	524

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •	6,241	6,258
6.182% due 04/22/2033 •	2,700	2,703

Greywolf CLO VI Ltd.
5.605% due 04/26/2031 •	1,162	1,162

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •	3,650	3,652

Home Partners of America Trust
2.200% due 01/17/2041	5,039	4,685

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •	2,869	2,869
5.475% due 10/20/2034 •	6,700	6,708

Invesco CLO Ltd.
5.441% due 07/20/2035 •	7,400	7,430

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •	6,500	6,499

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •	6,700	6,708

KKR CLO 21 Ltd.
5.579% due 04/15/2031 •	314	315

KKR CLO 28 Ltd.
5.758% due 02/09/2035 •	6,000	6,023

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •	10,300	10,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •	$8,700	$8,700

LCM 26 Ltd.
5.657% due 01/20/2031 •	19	19

LCM 30 Ltd.
5.667% due 04/20/2031 •	579	580

LCM 31 Ltd.
5.605% due 07/20/2034 •	40,900	40,954

LCM 35 Ltd.
5.398% due 10/15/2034 •	4,400	4,405

LCM Loan Income Fund I Ltd.
5.617% due 04/20/2031 •	2,999	3,002

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	189	188

Lendmark Funding Trust
4.470% due 02/21/2034	1,600	1,603
5.530% due 06/21/2032	800	812

M&T Equipment Notes
4.700% due 12/16/2027	7,700	7,758

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •	6,250	6,260

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •	9,200	9,210

Madison Park Funding XXIII Ltd.
5.545% due 07/27/2031 •	1,302	1,303

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •	1,000	1,002

Madison Park Funding XXXV Ltd.
5.577% due 04/20/2032 •	2,115	2,120

Magnetite XXV Ltd.
5.780% due 01/25/2032 •	590	591

Marathon CLO XIII Ltd.
5.518% due 04/15/2032 •	3,310	3,316

Marble Point CLO XIV Ltd.
5.525% due 01/20/2032 •	777	776

Marble Point CLO XXII Ltd.
5.538% due 07/25/2034 •	7,900	7,911

Marlette Funding Trust
7.130% due 12/15/2033	977	989

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •	80	81

MidOcean Credit CLO VI
5.555% due 04/20/2033 •	10,007	10,016

Mountain View CLO IX Ltd.
5.699% due 07/15/2031 •	175	175

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •	6,300	6,309

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •	3,400	3,406

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •	2,000	2,002

Navient Education Loan Trust
5.020% due 07/15/2055	2,761	2,792

Navient Private Education Loan Trust
3.910% due 12/15/2045	346	346
5.715% due 07/16/2040 •	1,150	1,155

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	808	765
1.330% due 04/15/2069	1,053	977
1.690% due 05/15/2069	680	639
2.600% due 08/15/2068	1,117	1,081
5.265% due 04/15/2069 •	1,185	1,180

Navient Refinance Loan Trust
5.150% due 02/16/2055	1,613	1,635

Navient Student Loan Trust
5.245% due 12/15/2059 •	2,027	2,024
6.072% due 03/15/2072 •	4,799	4,843
7.230% due 03/15/2072	4,300	4,681

Nelnet Student Loan Trust
0.000% due 05/17/2055 •	17,100	17,227
0.000% due 06/22/2065 •	24,000	24,034
4.670% due 06/22/2065	32,800	32,719
4.840% due 05/17/2055	18,200	18,355

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.271% due 09/25/2065 •	$5,205	$5,213
5.371% due 06/27/2067 •	12,962	12,984
6.589% due 02/20/2041 •	2,862	2,926
6.640% due 02/20/2041	2,662	2,760

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •	5,300	5,306

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •	6,400	6,408

Newark BSL CLO 2 Ltd.
5.550% due 07/25/2030 •	353	354

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •	7,000	7,000

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •	2,142	2,144

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •	621	622

Ocean Trails CLO 8
5.608% due 07/15/2034 •	7,500	7,511

Ocean Trails CLO X
5.618% due 10/15/2034 •	1,000	1,002

Ocean Trails CLO XI
5.355% due 07/20/2034 •	7,300	7,306

OCP CLO Ltd.
5.655% due 04/26/2031 •	179	180

Octagon Investment Partners 36 Ltd.
5.549% due 04/15/2031 •	1,250	1,252

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •	1,911	1,912

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •	8,900	8,916

OFSI BSL X Ltd.
5.595% due 04/20/2034 •	5,200	5,206

OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,716	1,687
5.872% due 09/15/2036 •	6,000	6,066

Oportun Funding Trust
4.960% due 08/16/2032	1,211	1,212

Oportun Issuance Trust
5.010% due 02/08/2033	1,600	1,603

OZLM XVII Ltd.
5.475% due 07/20/2030 •	88	88

OZLM XVIII Ltd.
5.599% due 04/15/2031 •	925	926

Pagaya AI Debt Grantor Trust
4.670% due 03/16/2026	1,344	1,344
4.684% due 08/17/2026	7,200	7,210
4.865% due 10/15/2032	5,347	5,366
4.961% due 10/15/2032	500	501
5.065% due 03/15/2032	781	783
5.108% due 03/15/2033	600	605
5.156% due 07/15/2032	606	611
5.183% due 06/15/2032	1,092	1,098
5.331% due 01/15/2032	693	696
6.278% due 10/15/2031	425	429

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031	417	420

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	5,881	5,932

Pagaya AI Debt Trust
5.373% due 01/17/2033	1,200	1,210
6.258% due 10/15/2031	1,105	1,111
6.319% due 08/15/2031	470	473

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034	1,800	1,822

Parallel Ltd.
5.428% due 07/15/2034 •	5,700	5,705

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •	4,400	4,402

Pikes Peak CLO 2
5.549% due 10/11/2034 •	6,000	6,007

Pikes Peak CLO 4
5.528% due 07/15/2034 •	6,100	6,110

RCKT Trust
4.900% due 07/25/2034	413	414

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reach ABS Trust
4.930% due 08/18/2032	$5,464	$5,487
4.960% due 08/16/2032	1,299	1,303
5.880% due 07/15/2031	433	436

Regatta XIX Funding Ltd.
5.645% due 04/20/2035 •	2,100	2,101

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •	6,593	6,609

Regional Management Issuance Trust
5.110% due 12/15/2033	1,800	1,816
5.830% due 07/15/2036	900	921

Rockford Tower CLO Ltd.
5.293% due 07/20/2034 •	2,800	2,800
5.475% due 07/20/2035 •	6,400	6,424

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(c)	5,700	5,700

Romark CLO V Ltd.
5.476% due 01/15/2035 •	7,800	7,830

Romark Credit Funding I Ltd.
3.572% due 04/28/2038	3,700	3,617

Romark Credit Funding II Ltd.
2.625% due 10/25/2039	1,000	946

Romark Credit Funding III Ltd.
5.539% due 09/15/2042	2,500	2,509

Romark Credit Funding Ltd.
5.423% due 07/29/2043	8,300	8,322

Romark WM-R Ltd.
5.617% due 04/20/2031 •	4,905	4,910

Sandstone Peak Ltd.
5.598% due 10/15/2034 •	6,300	6,314

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •	5,200	5,202

Shenton Aircraft Investment I Ltd.
4.750% due 10/15/2042	5,282	5,122

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •	5,000	5,019

SLC Student Loan Trust
5.529% due 06/15/2040 •	1,570	1,556

SLM Private Credit Student Loan Trust
4.629% due 06/15/2039 •	824	805

SLM Student Loan Trust
5.829% due 12/15/2033 •	9,786	9,624
6.302% due 01/27/2026 •	2,081	2,091

SMB Private Education Loan Trust
1.600% due 09/15/2054	10,270	9,698
3.940% due 02/16/2055	10,366	10,145
5.020% due 03/17/2053	6,757	6,840
5.060% due 03/16/2054	3,166	3,213
5.090% due 10/16/2056	1,714	1,738
5.122% due 09/15/2054 •	4,350	4,338
5.240% due 03/15/2056	1,886	1,929
5.380% due 01/15/2053	307	315
5.380% due 07/15/2053	34,294	35,231
5.474% due 06/17/2052 •	751	751
5.474% due 07/15/2053 •	17,147	17,116
5.500% due 06/17/2052	3,171	3,268
5.822% due 02/16/2055 •	12,500	12,627
5.822% due 03/15/2056 •	5,165	5,230
6.222% due 05/16/2050 •	638	648

SoFi Consumer Loan Program Trust
4.470% due 08/15/2034	6,100	6,114
4.800% due 02/27/2034	1,214	1,220
4.820% due 06/25/2034	12,680	12,750

SoFi Professional Loan Program LLC
1.950% due 02/15/2046	717	674
2.370% due 11/16/2048	8,811	8,516

Sound Point CLO XIX Ltd.
5.579% due 04/15/2031 •	3,663	3,667

Sound Point CLO XVIII Ltd.
5.707% due 01/21/2031 •	1,180	1,181

Sound Point CLO XX Ltd.
5.675% due 07/26/2031 •	2,406	2,410

Sound Point CLO XXIII
5.749% due 07/15/2034 •	7,000	7,012

Sound Point CLO XXVII Ltd.
5.760% due 10/25/2034 •	3,500	3,508

Sound Point CLO XXVIII Ltd.
5.598% due 01/25/2032 •	3,892	3,899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sounds Point CLO IV-R Ltd.
5.741% due 04/18/2031 •	$4,546	$4,551

Steele Creek CLO Ltd.
5.589% due 04/15/2031 •	4,830	4,834
5.829% due 10/15/2030 •	612	613

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	2,900	2,914

Symphony CLO 37 Ltd.
6.125% due 01/20/2037 •	1,700	1,707

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •	2,264	2,267

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •	4,700	4,700

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •	7,300	7,329

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •	9,200	9,238

T-Mobile U.S. Trust
4.250% due 05/21/2029	2,700	2,712

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •	26,374	26,413

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •	7,200	7,211

Tesla Sustainable Energy Trust
5.290% due 06/20/2050	600	610

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •	12,300	12,319

Tiaa CLO III Ltd.
5.729% due 01/16/2031 •	101	101

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •	14,828	14,839

Tralee CLO V Ltd.
5.405% due 10/20/2034 •	4,700	4,706

Tralee CLO VI Ltd.
5.538% due 10/25/2032 •	650	651

Tricon American Homes
1.499% due 07/17/2038	26,294	25,732
2.049% due 07/17/2038	5,280	5,176
2.249% due 07/17/2038	3,300	3,237

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(c)	7,200	7,200
5.648% due 01/25/2034 •	5,100	5,100

Trinitas CLO VII Ltd.
5.378% due 01/25/2035 •	5,300	5,318

Trinitas CLO VIII Ltd.
5.687% due 07/20/2031 •	322	322

Trinitas CLO XIX Ltd.
5.435% due 10/20/2033 •	6,818	6,833

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •	10,700	10,700

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •	4,100	4,105

Trysail CLO Ltd.
5.564% due 10/20/2033 •	1,000	1,001

TSTAT Ltd.
5.475% due 07/20/2037 •	4,604	4,609

Upstart Pass-Through Trust
3.800% due 04/20/2030	111	111
7.900% due 10/20/2028	4,132	4,193

Upstart Securitization Trust
4.600% due 09/20/2035	2,200	2,202

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	186	185

UPX HIL Issuer Trust
5.160% due 01/25/2047	962	967

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •	669	670

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •	800	801

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •	1,502	1,504

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •	1,487	1,488

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •	73,039	73,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya CLO Ltd.
5.385% due 04/20/2034 •	$12,400	$12,416
5.525% due 07/20/2032 •	1,783	1,784
5.579% due 10/15/2030 •	1,340	1,341
5.621% due 10/17/2032 •	26,699	26,730

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •	5,300	5,312

Wind River CLO Ltd.
5.122% due 07/20/2034 •	7,900	7,901
5.378% due 10/15/2034 •	4,824	4,831

		1,592,564

Total Asset-Backed Securities (Cost $4,961,024)		4,870,955

	SHARES
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (g)	1,505,585	1,506

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.2%

ARI Fleet Lease Trust
4.511% due 02/17/2026	$1,115	1,115

Arivo Acceptance Auto Loan Receivables Trust
4.712% due 07/15/2026	929	930

Pagaya AI Debt Trust
4.858% due 06/15/2026	1,935	1,936

PenFed Auto Receivables Owner Trust
4.178% due 09/15/2026	1,100	1,100

SCCU Auto Receivables Trust
4.552% due 07/15/2026	1,160	1,161

Upstart Securitization Trust
4.503% due 08/20/2026	10,700	10,704

		16,946

U.S. TREASURY BILLS 0.1%
4.186% due 11/12/2025 - 12/18/2025 (d)(e)(i)(k)	6,441	6,406

Total Short-Term Instruments (Cost $24,850)		24,858

Total Investments in Securities (Cost $11,928,293)		11,757,277

	SHARES
INVESTMENTS IN AFFILIATES 13.5%

SHORT-TERM INSTRUMENTS 13.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.5%

PIMCO Short-Term Floating NAV Portfolio III	115,233,499	1,122,259

Total Short-Term Instruments (Cost $1,121,816)		1,122,259

Total Investments in Affiliates (Cost $1,121,816)		1,122,259

Total Investments 155.0% (Cost $13,050,109)		$12,879,536

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $50,986)		3,001

Other Assets and Liabilities, net (55.0)%		(4,571,531)

Net Assets 100.0%		$8,311,006

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Coupon represents a 7-Day Yield.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	3,106	$647,286	$(1,141)	$340	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	430	51,627	(580)	0	(242)

				$(1,721)	$340	$(242)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	104	$(25,042)	$398	$0	$(8)
3-Month SOFR Active Contract March Futures	06/2026	99	(23,885)	326	0	(7)
3-Month SOFR Active Contract September Futures	12/2025	81	(19,431)	381	0	(2)
U.S. Treasury 5-Year Note December Futures	12/2025	7,601	(829,994)	(862)	0	(297)
U.S. Treasury 10-Year Note December Futures	12/2025	11,594	(1,304,325)	(5,826)	181	0
U.S. Treasury Long-Term Bond December Futures	12/2025	748	(87,212)	(1,877)	187	0

				$(7,460)	$368	$(314)

Total Futures Contracts				$(9,181)	$708	$(556)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.300%	Annual	01/17/2026	$15,800	$7	$312	$319	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	233	222	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(441)	(1,742)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	3,072	87	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	306	309	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	112	72	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	(139)	2,235	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(527)	(548)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(178)	(185)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(359)	(377)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(179)	(184)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(327)	(347)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(282)	(294)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(383)	(407)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(397)	(431)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(269)	(297)	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$8,100	$(28)	$(267)	$(295)	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	132	633	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(391)	(462)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	(57)	460	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(237)	(287)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(163)	(224)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(77)	(136)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(14)	(44)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(672)	(937)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	(23)	(23)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	(50)	(50)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	(33)	(33)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(2,676)	(5,080)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	(5)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	153	150	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(575)	(585)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(2,773)	(2,190)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	1,792	1,478	128	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	513	511	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(211)	(216)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(336)	(346)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	68,400	(163)	(4,806)	(4,969)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	497,600	0	3,797	3,797	279	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	915	893	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	705	955	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	117,740	215	(1,394)	(1,179)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	38,000	(327)	3,427	3,100	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	2,373	2,010	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	987	974	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	78,600	3,058	(1,269)	1,789	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	23,031	32,783	0	(110)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	1,085,170	(17,257)	7,723	(9,534)	485	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	1,539	3,682	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	104,640	(1,544)	(176)	(1,720)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	23	23	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	52	52	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	38	38	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	(4)	(4)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	(39)	(39)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	(59)	(59)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	(131)	(131)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	(137)	(137)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	(68)	(68)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	(100)	(100)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	(117)	(117)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	(106)	(106)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	(185)	(185)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	(313)	(313)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	(241)	(241)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	(188)	(188)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	(189)	(189)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	(195)	(195)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	14,800	0	(134)	(134)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	(206)	(206)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	(211)	(211)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	(223)	(223)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,120	1,149	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	5,000	(102)	14	(88)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	(1,118)	488	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	91	(721)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(3,521)	(6,756)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	(13,382)	(7,045)	0	(178)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,313	1,269	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(742)	(756)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(733)	(743)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(477)	(486)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(475)	(483)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	(436)	(389)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(466)	(476)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(604)	(618)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(431)	(442)	1	0

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.650%	Annual	02/08/2032	$6,400	$(24)	$(749)	$(773)	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	186	196	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	306	318	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(625)	(645)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(680)	(703)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(226)	(236)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	88,270	3,344	(1,709)	1,635	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(2,415)	(2,530)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,180)	(1,241)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	329,800	0	4,263	4,263	113	0
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	333,400	0	3,867	3,867	111	0
Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	270,200	0	3,199	3,199	90	0
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	333,700	0	3,972	3,972	112	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	298,700	0	4,018	4,018	100	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(4,849)	(10,132)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(3,178)	(5,681)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	11,890	153	47	200	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(42)	(57)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(42)	(57)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(173)	(247)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	97,750	(1,707)	149	(1,558)	0	(30)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	5,880	(111)	14	(97)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(18)	(28)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(23)	(34)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(6)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(44)	(53)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(31)	(49)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(53)	(62)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	421	562	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	710	(259)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	849	(482)	367	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	1,894	521	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	19	(78)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	943,940	47,260	(13,889)	33,371	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(10,253)	(10,422)	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	19,213	31,732	137	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	8,533	8,360	56	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	25,703	25,177	169	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(396)	(404)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(386)	(395)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	44,278	65,215	417	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(189)	(201)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	5,063	9,292	117	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	8,611	14,049	302	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	166,700	(22,712)	2,203	(20,509)	0	(479)

Total Swap Agreements						$54,465	$103,887	$158,352	$2,831	$(1,696)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$708	$2,831	$3,539	$0	$(556)	$(1,696)	$(2,252)

(i)

Securities with an aggregate market value of $70,122 and cash of $3,169 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$49	$0	$0	$0	$0

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$7,749	$(2,232)	$1,623	$0	$(609)

DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	104	(42)	26	0	(16)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36	(1)	1	0	0

GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	(68)	164	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	676	592	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	26	(1)	1	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,719	(751)	752	1	0

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	86	13	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,134	(52)	52	0	0

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	106	68	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	49	44	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	789	201	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	104	301	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	135,000	(340)	1,024	684	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(24)	276	0

UAG	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	60	0	(5)	0	(5)

Total Swap Agreements						$(3,479)	$5,193	$2,344	$(630)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$0	$0	$0	$0	$(609)	$(609)	$(609)	$582	$(27)
DUB	0	0	0	0	0	0	(16)	(16)	(16)	187	171
GST	0	0	757	757	0	0	0	0	757	(1,000)	(243)
JPS	0	0	13	13	0	0	0	0	13	0	13
MYC	0	0	112	112	0	0	0	0	112	18	130
SAL	0	0	1,462	1,462	0	0	0	0	1,462	(1,450)	12
UAG	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)

Total Over the Counter	$0	$0	$2,344	$2,344	$0	$0	$(630)	$(630)

(k)

Securities with an aggregate market value of $788 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$708	$708
Swap Agreements	0	0	0	0	2,831	2,831

	$0	$0	$0	$0	$3,539	$3,539

Over the counter
Swap Agreements	$0	$2,344	$0	$0	$0	$2,344

	$0	$2,344	$0	$0	$3,539	$5,883

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$556	$556
Swap Agreements	0	0	0	0	1,696	1,696

	$0	$0	$0	$0	$2,252	$2,252

Over the counter
Swap Agreements	$0	$630	$0	$0	$0	$630

	$0	$630	$0	$0	$2,252	$2,882

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(13,575)	$(13,575)
Swap Agreements	0	0	0	0	6,558	6,558

	$0	$0	$0	$0	$(7,017)	$(7,017)

Over the counter
Written Options	$0	$0	$0	$0	$49	$49
Swap Agreements	0	6,015	0	0	0	6,015

	$0	$6,015	$0	$0	$49	$6,064

	$0	$6,015	$0	$0	$(6,968)	$(953)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(15,399)	$(15,399)
Swap Agreements	0	0	0	0	5,266	5,266

	$0	$0	$0	$0	$(10,133)	$(10,133)

Over the counter
Swap Agreements	$0	$(1,388)	$0	$0	$0	$(1,388)

	$0	$(1,388)	$0	$0	$(10,133)	$(11,521)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,574	$0	$16,574
Industrials	0	1,534	0	1,534
U.S. Government Agencies	0	5,046,516	0	5,046,516
U.S. Treasury Obligations	0	88,032	0	88,032
Non-Agency Mortgage-Backed Securities	0	1,691,196	17,612	1,708,808
Asset-Backed Securities
Automobile ABS Other	0	26,028	0	26,028
Automobile Sequential	0	1,396,692	0	1,396,692
CMBS Other	0	129,364	0	129,364
Credit Card Other	0	58,514	0	58,514
Home Equity Other	0	1,312,659	7,687	1,320,346
Home Equity Sequential	0	3,827	0	3,827
Manufacturing House ABS Other	0	10	0	10
Manufacturing House Sequential	0	4,720	0	4,720
Whole Loan Collateral	0	338,890	0	338,890
Other ABS	7,200	1,585,364	0	1,592,564
Short-Term Instruments
Mutual Funds	0	1,506	0	1,506
Short-Term Notes	0	16,946	0	16,946
U.S. Treasury Bills	0	6,406	0	6,406

	$7,200	$11,724,778	$25,299	$11,757,277

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,122,259	$0	$0	$1,122,259

Total Investments	$1,129,459	$11,724,778	$25,299	$12,879,536

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,539	0	3,539
Over the counter	0	2,344	0	2,344

	$0	$5,883	$0	$5,883

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,252)	0	(2,252)
Over the counter	0	0	(630)	(630)

	$0	$(2,252)	$(630)	$(2,882)

Total Financial Derivative Instruments	$0	$3,631	$(630)	$3,001

Totals	$1,129,459	$11,728,409	$24,669	$12,882,537

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.9%

BRAZIL 3.2%

CORPORATE BONDS & NOTES 0.8%

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$3,420	$3,424

SOVEREIGN ISSUES 2.4%

Brazil Government International Bonds
6.000% due 04/07/2026		200	202
7.125% due 05/13/2054		2,396	2,436
7.250% due 01/12/2056		8,258	8,362

			11,000

Total Brazil (Cost $14,046)			14,424

CAYMAN ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,174

Total Cayman Islands (Cost $1,170)			1,174

CHILE 1.5%

CORPORATE BONDS & NOTES 0.5%

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		$500	490
4.700% due 05/07/2050		2,000	1,745

			2,235

SOVEREIGN ISSUES 1.0%

Chile Government International Bonds
3.100% due 01/22/2061		500	311
4.340% due 03/07/2042		5,000	4,433

			4,744

Total Chile (Cost $7,808)			6,979

COLOMBIA 5.5%

CORPORATE BONDS & NOTES 0.6%

Ecopetrol SA
8.375% due 01/19/2036		$2,700	2,790

SOVEREIGN ISSUES 4.9%

Colombia Government International Bonds
3.125% due 04/15/2031		200	174
3.875% due 04/25/2027		12,800	12,716
8.000% due 04/20/2033		8,000	8,724
8.000% due 11/14/2035		800	860

			22,474

Total Colombia (Cost $24,220)			25,264

DOMINICAN REPUBLIC 0.6%

SOVEREIGN ISSUES 0.6%

Dominican Republic International Bonds
4.875% due 09/23/2032		$2,500	2,394
5.950% due 01/25/2027		200	204

Total Dominican Republic (Cost $2,822)			2,598

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra
4.625% due 10/15/2039		$1,002	854

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		$1,000	$992

Total India (Cost $1,988)			1,846

INDONESIA 2.4%

CORPORATE BONDS & NOTES 0.0%

Pelabuhan Indonesia Persero PT
5.375% due 05/05/2045		$200	191

SOVEREIGN ISSUES 2.4%

Indonesia Government International Bonds
3.500% due 02/14/2050		2,000	1,473
4.750% due 07/18/2047		755	706
5.125% due 01/15/2045		1,865	1,843
5.250% due 01/17/2042		500	503
5.250% due 01/08/2047		1,249	1,247
5.950% due 01/08/2046		918	978
6.750% due 01/15/2044		2,400	2,779
7.750% due 01/17/2038		1,025	1,266

			10,795

Total Indonesia (Cost $12,979)			10,986

ISRAEL 3.2%

SOVEREIGN ISSUES 3.2%

Israel Government International Bonds
3.875% due 07/03/2050		$5,000	3,607
5.500% due 03/12/2034		7,000	7,200

State of Israel
3.375% due 01/15/2050		5,400	3,598

Total Israel (Cost $18,470)			14,405

IVORY COAST 1.1%

SOVEREIGN ISSUES 1.1%

Ivory Coast Government International Bonds
5.250% due 03/22/2030	EUR	2,300	2,696
5.875% due 10/17/2031		2,000	2,341

Total Ivory Coast (Cost $4,779)			5,037

KUWAIT 2.0%

SOVEREIGN ISSUES 2.0%

Kuwait International Bonds
4.016% due 10/09/2028 (a)		$3,000	3,000
4.136% due 10/09/2030 (a)		3,000	3,000
4.652% due 10/09/2035 (a)		3,000	3,000

Total Kuwait (Cost $9,000)			9,000

LUXEMBOURG 4.9%

		SHARES
COMMON STOCKS 0.8%

Drillco Holdings Luxembourg SA «(f)		123,735	2,681

Foresea Holdings SA «		48,750	1,056

			3,737

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.1%

FORESEA Holding SA
7.500% due 06/15/2030		$2,149	2,105

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200	210
6.103% due 08/23/2042		3,300	3,474
6.129% due 02/23/2038		7,000	7,456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.510% due 02/23/2042		$5,000	$5,425

			18,670

Total Luxembourg (Cost $19,851)			22,407

MALAYSIA 0.8%

CORPORATE BONDS & NOTES 0.8%

Petronas Capital Ltd.
3.500% due 04/21/2030		$2,500	2,432
4.550% due 04/21/2050		500	443
4.800% due 04/21/2060		200	182

Petronas Energy Canada Ltd.
2.112% due 03/23/2028		500	478

Total Malaysia (Cost $3,760)			3,535

MEXICO 10.3%

CORPORATE BONDS & NOTES 1.4%

Coca-Cola Femsa SAB de CV
1.850% due 09/01/2032		$2,150	1,793

Petroleos Mexicanos
6.700% due 02/16/2032		498	494
7.690% due 01/23/2050		500	455
10.000% due 02/07/2033		3,100	3,600

			6,342

SOVEREIGN ISSUES 8.9%

Mexico Government International Bonds
1.350% due 09/18/2027	EUR	300	344
3.500% due 09/19/2029		1,500	1,771
4.490% due 05/25/2032		3,000	3,630
4.500% due 03/19/2034		1,500	1,790
4.750% due 03/22/2031		$1,500	1,491
4.750% due 04/27/2032		3,000	2,940
5.000% due 04/27/2051		7,300	6,008
5.125% due 03/19/2038	EUR	900	1,077
5.375% due 03/22/2033		$2,500	2,501
5.625% due 09/22/2035		2,500	2,491
6.000% due 05/07/2036		1,200	1,230
6.400% due 05/07/2054		2,000	1,959
6.625% due 01/29/2038		4,655	4,904
6.875% due 05/13/2037		4,500	4,864

Mexico Udibonos
2.750% due 11/27/2031 (d)	MXN	17,614	872
4.000% due 11/30/2028 (d)		14,536	792
4.000% due 08/24/2034 (d)		40,735	2,131

			40,795

Total Mexico (Cost $47,739)			47,137

PARAGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Paraguay Government International Bonds
4.950% due 04/28/2031		$1,000	1,013

Total Paraguay (Cost $1,099)			1,013

PERU 13.3%

SOVEREIGN ISSUES 13.3%

Peru Government Bonds
6.850% due 08/12/2035	PEN	72,100	21,963
7.300% due 08/12/2033		33,500	10,760

Peru Government International Bonds
5.875% due 08/08/2054		$1,000	1,006
6.150% due 08/12/2032	PEN	48,170	14,708
6.950% due 08/12/2031		38,082	12,149

Total Peru (Cost $55,896)			60,586

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Poland Government International Bonds
5.125% due 09/18/2034		$2,000	$2,049

Total Poland (Cost $1,973)			2,049

QATAR 3.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$700	631

SOVEREIGN ISSUES 3.0%

Qatar Government International Bonds
3.750% due 04/16/2030		4,100	4,076
4.400% due 04/16/2050		7,000	6,270
4.817% due 03/14/2049		1,200	1,147
5.103% due 04/23/2048		2,000	1,992

			13,485

Total Qatar (Cost $14,645)			14,116

ROMANIA 4.6%

SOVEREIGN ISSUES 4.6%

Romania Government International Bonds
2.000% due 01/28/2032	EUR	3,000	2,923
2.000% due 04/14/2033		3,000	2,767
3.624% due 05/26/2030		3,000	3,385
5.375% due 03/22/2031		3,000	3,589
5.625% due 05/30/2037		6,000	6,744
7.500% due 02/10/2037		$1,500	1,613

Total Romania (Cost $19,016)			21,021

SAUDI ARABIA 8.8%

CORPORATE BONDS & NOTES 2.2%

Saudi Arabian Oil Co.
5.250% due 07/17/2034		$3,000	3,091
5.750% due 07/17/2054		3,000	2,988
5.875% due 07/17/2064		4,000	3,947

			10,026

SOVEREIGN ISSUES 6.6%

Saudi Government International Bonds
3.625% due 03/04/2028		1,500	1,484
4.750% due 01/18/2028		5,000	5,074
4.750% due 01/16/2030		5,000	5,111
4.875% due 07/18/2033		5,000	5,078
5.000% due 01/18/2053		2,000	1,811
5.125% due 01/13/2028		3,000	3,066
5.375% due 01/13/2031		500	526
5.750% due 01/16/2054		8,000	8,049

			30,199

Total Saudi Arabia (Cost $39,315)			40,225

SERBIA 4.3%

SOVEREIGN ISSUES 4.3%

Serbia International Bonds
1.000% due 09/23/2028	EUR	3,000	3,282
1.500% due 06/26/2029		5,400	5,894
1.650% due 03/03/2033		150	147
2.050% due 09/23/2036		2,500	2,294
3.125% due 05/15/2027		6,900	8,103

Total Serbia (Cost $21,175)			19,720

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 12.5%

SOVEREIGN ISSUES 12.5%

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	171,400	$9,415
8.500% due 01/31/2037		493,700	26,341
8.875% due 02/28/2035		293,700	16,708

Republic of South Africa Government International Bonds
4.875% due 04/14/2026		$200	200
5.750% due 09/30/2049		400	321
7.100% due 11/19/2036		2,000	2,089
7.950% due 11/19/2054		2,000	2,037

Total South Africa (Cost $54,139)			57,111

TURKEY 1.2%

SOVEREIGN ISSUES 1.2%

Turkiye Government International Bonds
7.625% due 05/15/2034		$5,000	5,313

Total Turkey (Cost $4,924)			5,313

UNITED ARAB EMIRATES 1.1%

CORPORATE BONDS & NOTES 0.4%

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		$2,000	2,011

SOVEREIGN ISSUES 0.7%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070		4,500	2,641
3.875% due 04/16/2050		793	651

			3,292

Total United Arab Emirates (Cost $7,366)			5,303

UNITED STATES 4.8%

ASSET-BACKED SECURITIES 0.0%

GSAA Home Equity Trust
4.872% due 03/25/2037 •		$167	66

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •		196	51

			117

CORPORATE BONDS & NOTES 0.4%

Rio Oil Finance Trust
8.200% due 04/06/2028		309	320
9.750% due 01/06/2027		1,537	1,594

			1,914

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Mortgage Trust
5.046% due 02/25/2036 ~		4	3

Chase Mortgage Finance Trust
4.619% due 03/25/2037 ~		10	10

CHL Mortgage Pass-Through Trust
4.593% due 09/25/2047 ~		4	4

Citigroup Mortgage Loan Trust, Inc.
5.094% due 07/25/2046 ~		7	7
6.751% due 03/25/2034 ~		1	1

Luminent Mortgage Trust
4.632% due 12/25/2036 •		4	4

MASTR Adjustable Rate Mortgages Trust
4.752% due 05/25/2037 •		80	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Alternative Note Asset Trust
4.582% due 06/25/2037 ~	$74	$33
4.872% due 03/25/2037 •	209	49

Merrill Lynch Mortgage-Backed Securities Trust
4.360% due 04/25/2037 ~	14	13

Morgan Stanley Mortgage Loan Trust
6.035% due 06/25/2036 ~	2	2

Sequoia Mortgage Trust
4.699% due 01/20/2047 ~	5	4

WaMu Mortgage Pass-Through Certificates Trust
3.411% due 05/25/2037 ~	17	14
3.712% due 04/25/2037 ~	9	8
3.714% due 01/25/2037 ~	13	11
4.161% due 12/25/2036 ~	30	27
4.357% due 12/25/2036 ~	9	8
4.498% due 09/25/2036 ~	13	11

		240

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Bonds
4.625% due 05/15/2054 (h)(j)	20,000	19,656

Total United States (Cost $22,243)		21,927

	SHARES
SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (e)	249,389	249

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
3.931% due 01/27/2026 (b)(c)	$1,219	1,204

Total Short-Term Instruments (Cost $1,453)		1,453

Total Investments in Securities (Cost $411,876)		414,629

	SHARES
INVESTMENTS IN AFFILIATES 6.5%

SHORT-TERM INSTRUMENTS 6.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%

PIMCO Short-Term Floating NAV Portfolio III	3,026,282	29,473

Total Short-Term Instruments (Cost $29,463)		29,473

Total Investments in Affiliates (Cost $29,463)		29,473

Total Investments 97.4% (Cost $441,339)		$444,102

Financial Derivative Instruments (g)(i) 1.3% (Cost or Premiums, net $902)		5,742

Other Assets and Liabilities, net 1.3%		6,110

Net Assets 100.0%		$455,954

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$2,475	$2,681	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(712) at a weighted average interest rate of 4.464%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2025	124	$10,911	$227	$49	$0
U.S. Treasury 5-Year Note December Futures	12/2025	123	13,431	5	5	0
U.S. Treasury 10-Year Note December Futures	12/2025	68	7,650	22	0	(1)

Total Futures Contracts				$254	$54	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.iTraxx Asia Ex-Japan IG 44 5-Year Index	1.000%	Quarterly	12/20/2030	$1,800	$31	$(1)	$30	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.760%	Maturity	01/04/2027	BRL	38,500	$0	$(554)	$(554)	$0	$(2)
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027		32,100	0	(679)	(679)	0	(2)
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027		132,400	0	(2,709)	(2,709)	0	(10)
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027		30,000	0	(180)	(180)	0	(1)
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027		101,000	0	(498)	(498)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		2,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	0	0	0	0
Pay	1-Year BRL-CDI	13.415	Maturity	01/02/2029		441,800	616	(358)	258	49	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	60,000	3	60	63	3	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(317)	(331)	(648)	0	(32)

							$302	$(5,251)	$(4,949)	$52	$(49)

Total Swap Agreements							$333	$(5,252)	$(4,919)	$52	$(49)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$54	$52	$106	$0	$(1)	$(49)	$(50)

(h)

Securities with an aggregate market value of $2,027 and cash of $3,242 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	26,381		$30,770	$0	$(203)

BOA	10/2025	SGD	13		10	0	0
	10/2025		$1,202	ILS	4,042	18	0
	10/2025		2,683	INR	237,333	0	(14)
	10/2025		22	JPY	3,274	0	0
	10/2025		1,535	KRW	2,125,615	0	(20)
	10/2025		710	PLN	2,554	0	(7)
	11/2025		856	ILS	2,861	8	0
	12/2025		2,465	MXN	46,371	47	0

BPS	10/2025	BRL	177,122		$32,775	20	(525)
	10/2025	CNH	50,796		7,132	3	0
	10/2025	IDR	104,874,310		6,372	85	0
	10/2025	INR	254,360		2,888	27	0
	10/2025	KRW	7,603,744		5,480	62	0
	10/2025	TWD	684,092		22,772	312	(13)
	10/2025		$32,607	BRL	177,122	673	0
	10/2025		12,581	IDR	207,534,260	0	(143)
	10/2025		28,120	INR	2,487,172	0	(143)
	10/2025		9,819	KRW	13,557,415	0	(158)
	10/2025		5,895	PLN	21,455	8	(2)
	10/2025	ZAR	69,725		$4,007	0	(25)
	11/2025		$1,501	ILS	5,045	22	0
	12/2025	TWD	37,178		$1,239	12	0
	12/2025		$306	MXN	5,668	1	0

BRC	10/2025	CAD	55		$40	0	0
	10/2025	CHF	1,136		1,417	0	(10)
	10/2025	GBP	5,182		6,998	29	0
	10/2025	IDR	820,121		50	1	0
	10/2025	NZD	51		30	1	0
	10/2025	TWD	477,910		15,814	118	0
	10/2025		$763	GBP	565	0	(3)
	10/2025		335	MXN	6,265	7	0
	10/2025		5,744	PLN	21,002	33	0
	10/2025		6,271	TRY	269,614	143	0
	10/2025		9,421	ZAR	166,174	190	0
	11/2025		6,999	GBP	5,182	0	(29)
	11/2025		42,437	TRY	1,846,778	568	0

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	ZAR	2,819		$160	$0	$(3)
	12/2025		$206	MXN	3,813	0	0

BSH	10/2025	PEN	203		$57	0	(2)
	12/2025		9,501		2,667	0	(64)
	12/2025		$481	PEN	1,714	11	0
	01/2026	PEN	11,146		$3,119	0	(81)
	01/2026		$515	PEN	1,825	10	0
	02/2026	PEN	9,292		$2,658	0	(9)
	03/2026		1,755		502	0	(1)

CBK	10/2025	AUD	30,556		20,300	98	(17)
	10/2025	BRL	531,729		99,055	0	(851)
	10/2025	CNH	204,693		28,822	93	0
	10/2025	IDR	42,164,366		2,573	46	0
	10/2025	NOK	635		64	1	0
	10/2025	SGD	14,124		11,004	55	0
	10/2025	THB	5,698		177	0	0
	10/2025	TWD	908,853		30,580	720	0
	10/2025		$99,975	BRL	531,729	0	(68)
	10/2025		251	EUR	215	1	0
	10/2025		6,522	IDR	107,228,084	0	(95)
	10/2025		11,425	INR	1,003,661	0	(137)
	10/2025		2,076	SEK	19,680	14	0
	10/2025		5,999	TWD	182,459	6	(10)
	10/2025	ZAR	7,287		$421	0	(1)
	11/2025		$1,071	ILS	3,591	13	0
	12/2025	BRL	2,109		$391	0	0
	12/2025	TWD	181,389		5,999	14	(2)
	01/2026	PEN	10,972		3,083	0	(69)
	01/2026		$99,055	BRL	543,199	748	0

DUB	10/2025	CNH	108,847		$15,308	31	0
	10/2025	IDR	43,198,421		2,636	47	0
	10/2025	KRW	4,770,254		3,441	41	0
	10/2025	SGD	35,764		27,905	180	0
	10/2025		$5,166	ILS	17,651	163	0
	10/2025		5,173	INR	457,240	0	(30)
	11/2025	ILS	17,641		$5,166	0	(161)
	11/2025	ZAR	3,206		182	0	(3)
	12/2025		$1,068	PEN	3,747	9	0

FAR	10/2025	AUD	39,727		$25,769	0	(519)
	10/2025	CNH	47,457		6,684	23	0
	10/2025	PEN	79,685		22,479	0	(467)
	10/2025	SGD	38		29	0	0
	10/2025		$10,849	INR	956,851	0	(87)
	10/2025		8,848	JPY	1,300,820	0	(52)
	10/2025		9,799	PLN	35,789	46	0
	11/2025	PEN	4,776		$1,301	0	(73)
	12/2025	MXN	12,386		650	0	(21)
	12/2025	PEN	41,935		11,926	0	(129)
	12/2025		$21,388	MXN	405,310	565	0

GLM	10/2025	BRL	29,500		$4,861	0	(682)
	10/2025	CHF	291		364	0	(2)
	10/2025	CNH	3,741		526	1	0
	10/2025	IDR	764,720		46	1	0
	10/2025	SGD	525		410	3	0
	10/2025		$4,981	BRL	29,500	562	(1)
	10/2025		2,959	IDR	48,908,558	0	(28)
	10/2025		3,107	INR	272,672	0	(41)
	10/2025		373	MXN	6,993	8	0
	10/2025		14,513	PLN	52,793	7	0
	11/2025		271	ILS	902	2	0
	11/2025		1,850	TRY	80,800	11	0
	12/2025	MXN	3,173		$167	0	(5)
	12/2025		$5,024	MXN	97,261	244	0

IND	10/2025	AUD	1,835		$1,199	0	(15)

JPM	10/2025	BRL	505,248		94,992	65	(4)
	10/2025	CAD	70,217		50,810	354	0
	10/2025	KRW	8,256,307		5,955	71	0
	10/2025	SGD	2,518		1,959	7	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$92,311	BRL	505,248	$2,621	$0
	10/2025		1,412	GBP	1,048	0	(3)
	10/2025		5,354	IDR	88,154,201	0	(71)
	10/2025		1,274	ILS	4,278	17	0
	10/2025		3,785	PLN	13,910	41	0
	10/2025		623	TWD	18,915	0	(1)
	10/2025		2,118	ZAR	37,465	49	0
	11/2025	ILS	2,095		$628	0	(4)
	11/2025	ZAR	3,024		171	0	(3)
	12/2025		$1,528	MXN	28,564	19	0

MBC	10/2025	CAD	38		$27	0	0
	10/2025	CHF	290		364	0	(1)
	10/2025	CNH	55,390		7,793	19	0
	10/2025	EUR	5,818		6,891	61	0
	10/2025	GBP	3,660		4,951	28	0
	10/2025	IDR	4,292,354		261	3	0
	10/2025	KRW	10,436,502		7,503	66	0
	10/2025	SEK	38,019		3,966	0	(73)
	10/2025	SGD	91,549		71,437	466	0
	10/2025	THB	13,463		418	2	0
	10/2025		$9,424	CHF	7,473	0	(37)
	10/2025		8,992	EUR	7,657	2	(3)
	10/2025		12,227	GBP	9,026	2	(89)
	10/2025		16	JPY	2,328	0	0
	10/2025		2,783	KRW	3,877,022	0	(19)
	10/2025		540	NZD	920	0	(6)
	10/2025		1,570	SEK	15,035	27	0
	10/2025		1,100	THB	35,613	1	0
	11/2025		4,952	GBP	3,660	0	(28)
	11/2025		519	ILS	1,728	2	0
	12/2025		4,385	MXN	82,658	92	0

MYI	10/2025	CNH	55,921		$7,859	10	0
	10/2025	IDR	17,364,447		1,055	14	0
	10/2025		$98	JPY	14,479	0	0
	10/2025		3,214	PLN	11,634	0	(14)
	10/2025		4,856	TWD	146,302	0	(49)
	12/2025	TWD	145,350		$4,856	58	0
	12/2025		$37	CZK	768	0	0

NGF	10/2025	KRW	10,935,755		$7,863	69	0
	10/2025		$2,654	IDR	43,927,587	0	(21)
	11/2025		40,417	TRY	1,760,972	430	0
	12/2025		4,401		192,996	14	0

SCX	10/2025	CNH	40,669		$5,723	15	0
	10/2025	SGD	898		704	8	0
	10/2025	TWD	464,970		15,691	414	0
	10/2025		$2,964	IDR	48,735,704	0	(43)
	10/2025		5,028	INR	443,705	0	(37)
	10/2025		504	JPY	74,131	0	(3)
	10/2025		540	NZD	920	0	(7)
	10/2025		491	SEK	4,620	0	0

SOG	10/2025	BRL	122,114		$22,753	0	(191)
	10/2025	NZD	5,533		3,224	16	0
	10/2025		$22,960	BRL	122,114	0	(16)
	10/2025		4,616	JPY	678,811	0	(26)
	12/2025		22,753	BRL	123,848	185	0
	03/2026		1,021	CLP	989,792	7	0

SSB	10/2025		280	CHF	225	2	0
	10/2025		6,273	GBP	4,654	0	(14)
	12/2025	PEN	41,010		$11,615	0	(173)

UAG	10/2025	CAD	26,467		19,155	137	0
	10/2025	ILS	27,744		8,316	0	(60)
	10/2025		$518	ILS	1,772	17	0
	10/2025		125	INR	11,020	0	(1)
	10/2025		68	NOK	691	1	0
	10/2025		3,645	PLN	13,215	0	(10)
	10/2025		1,100	THB	35,598	0	0
	11/2025	ILS	1,771		$518	0	(17)
	11/2025	ZAR	384,105		22,099	0	(66)
	12/2025		$4,058	MXN	75,832	50	0

Total Forward Foreign Currency Contracts						$11,624	$(6,111)

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC EUR versus USD		$1.132	10/10/2025	120,600	$419	$3
	Put - OTC EUR versus USD		1.122	10/14/2025	961	117	2
	Put - OTC EUR versus USD		1.110	11/26/2025	59,380	250	20

BRC	Put - OTC AUD versus USD		0.623	10/14/2025	6,438	19	0
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	18,840	118	9

GLM	Put - OTC EUR versus USD		$1.129	10/14/2025	43,907	170	2
	Put - OTC EUR versus USD		1.105	12/17/2025	4,692	563	123

MBC	Put - OTC AUD versus USD		0.618	10/10/2025	54,400	138	0

MYI	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	4,352	23	0

Total Purchased Options						$1,817	$159

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Chile Government International Bonds	1.000%	Quarterly	12/20/2025	0.138%	$	6,000	$142	$(129)	$13	$0
	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.512		2,000	46	1	47	0
	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.819		2,000	15	3	18	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394		400	(17)	20	3	0

BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.512		10,000	234	2	236	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933		2,800	(134)	138	4	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025		700	(62)	62	0	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487		3,000	(31)	72	41	0

BRC	Chile Government International Bonds	1.000	Quarterly	12/20/2025	0.138		5,700	136	(124)	12	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766		2,110	(100)	106	6	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025		17,000	15	(20)	0	(5)
	Romania Government International Bonds	1.000	Quarterly	12/20/2030	1.591		10,000	(267)	(5)	0	(272)

CBK	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.228		5,000	(717)	256	0	(461)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766		2,300	(116)	123	7	0

DUB	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.819		10,000	75	13	88	0

GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025		3,500	(312)	311	0	(1)
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.681		15,000	235	(4)	231	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.634		2,600	46	(4)	42	0

MYC	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025		4,500	(401)	400	0	(1)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394		800	(35)	41	6	0

Total Swap Agreements								$(1,248)	$1,262	$754	$(740)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(203)	$0	$0	$(203)	$(203)	$366	$163
BOA	73	0	81	154	(41)	0	0	(41)	113	0	113
BPS	1,225	25	281	1,531	(1,009)	0	0	(1,009)	522	(242)	280
BRC	1,090	9	18	1,117	(45)	0	(277)	(322)	795	(1,020)	(225)
BSH	21	0	0	21	(157)	0	0	(157)	(136)	273	137
CBK	1,809	0	7	1,816	(1,250)	0	(461)	(1,711)	105	(380)	(275)
DUB	471	0	88	559	(194)	0	0	(194)	365	(310)	55
FAR	634	0	0	634	(1,348)	0	0	(1,348)	(714)	446	(268)
GLM	839	125	0	964	(759)	0	0	(759)	205	(150)	55
GST	0	0	231	231	0	0	(1)	(1)	230	0	230
IND	0	0	0	0	(15)	0	0	(15)	(15)	0	(15)
JPM	3,244	0	42	3,286	(86)	0	0	(86)	3,200	(3,242)	(42)
MBC	771	0	0	771	(256)	0	0	(256)	515	(390)	125
MYC	0	0	6	6	0	0	(1)	(1)	5	0	5
MYI	82	0	0	82	(63)	0	0	(63)	19	(38)	(19)
NGF	513	0	0	513	(21)	0	0	(21)	492	(260)	232
SCX	437	0	0	437	(90)	0	0	(90)	347	(110)	237
SOG	208	0	0	208	(233)	0	0	(233)	(25)	0	(25)
SSB	2	0	0	2	(187)	0	0	(187)	(185)	0	(185)
UAG	205	0	0	205	(154)	0	0	(154)	51	0	51

Total Over the Counter	$11,624	$159	$754	$12,537	$(6,111)	$0	$(740)	$(6,851)

(j)

Securities with an aggregate market value of $1,085 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54	$54
Swap Agreements	0	0	0	0	52	52

	$0	$0	$0	$0	$106	$106

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,624	$0	$11,624
Purchased Options	0	0	0	159	0	159
Swap Agreements	0	754	0	0	0	754

	$0	$754	$0	$11,783	$0	$12,537

	$0	$754	$0	$11,783	$106	$12,643

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	49	49

	$0	$0	$0	$0	$50	$50

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,111	$0	$6,111
Swap Agreements	0	740	0	0	0	740

	$0	$740	$0	$6,111	$0	$6,851

	$0	$740	$0	$6,111	$50	$6,901

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37
Swap Agreements	0	23	0	0	(8)	15

	$0	$23	$0	$0	$29	$52

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,027)	$0	$(11,027)
Swap Agreements	0	858	0	0	0	858

	$0	$858	$0	$(11,027)	$0	$(10,169)

	$0	$881	$0	$(11,027)	$29	$(10,117)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$52	$52
Swap Agreements	0	2	0	0	(350)	(348)

	$0	$2	$0	$0	$(298)	$(296)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$659	$0	$659
Purchased Options	0	0	0	(1,658)	0	(1,658)
Written Options	0	0	0	648	0	648
Swap Agreements	0	(188)	0	0	0	(188)

	$0	$(188)	$0	$(351)	$0	$(539)

	$0	$(186)	$0	$(351)	$(298)	$(835)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$3,424	$0	$3,424
Sovereign Issues	0	11,000	0	11,000
Cayman Islands
Corporate Bonds & Notes	0	0	1,174	1,174
Chile
Corporate Bonds & Notes	0	2,235	0	2,235
Sovereign Issues	0	4,744	0	4,744
Colombia
Corporate Bonds & Notes	0	2,790	0	2,790
Sovereign Issues	0	22,474	0	22,474
Dominican Republic
Sovereign Issues	0	2,598	0	2,598
India
Corporate Bonds & Notes	0	1,846	0	1,846
Indonesia
Corporate Bonds & Notes	0	191	0	191
Sovereign Issues	0	10,795	0	10,795
Israel
Sovereign Issues	0	14,405	0	14,405
Ivory Coast
Sovereign Issues	0	5,037	0	5,037
Kuwait
Sovereign Issues	9,000	0	0	9,000
Luxembourg
Common Stocks	0	0	3,737	3,737
Corporate Bonds & Notes	0	18,670	0	18,670
Malaysia
Corporate Bonds & Notes	0	3,535	0	3,535
Mexico
Corporate Bonds & Notes	0	6,342	0	6,342
Sovereign Issues	0	40,795	0	40,795
Paraguay
Sovereign Issues	0	1,013	0	1,013
Peru
Sovereign Issues	0	60,586	0	60,586
Poland
Sovereign Issues	0	2,049	0	2,049
Qatar
Corporate Bonds & Notes	0	631	0	631
Sovereign Issues	0	13,485	0	13,485
Romania
Sovereign Issues	0	21,021	0	21,021
Saudi Arabia
Corporate Bonds & Notes	0	10,026	0	10,026
Sovereign Issues	0	30,199	0	30,199

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Serbia
Sovereign Issues	$0	$19,720	$0	$19,720
South Africa
Sovereign Issues	0	57,111	0	57,111
Turkey
Sovereign Issues	0	5,313	0	5,313
United Arab Emirates
Corporate Bonds & Notes	0	2,011	0	2,011
Sovereign Issues	0	3,292	0	3,292
United States
Asset-Backed Securities	0	117	0	117
Corporate Bonds & Notes	0	1,914	0	1,914
Non-Agency Mortgage-Backed Securities	0	240	0	240
U.S. Treasury Obligations	0	19,656	0	19,656
Short-Term Instruments
Mutual Funds	0	249	0	249
U.S. Treasury Bills	0	1,204	0	1,204

	$9,000	$400,718	$4,911	$414,629

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,473	$0	$0	$29,473

Total Investments	$38,473	$400,718	$4,911	$444,102

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	57	0	106
Over the counter	0	12,537	0	12,537

	$49	$12,594	$0	$12,643

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(50)	0	(50)
Over the counter	0	(6,851)	0	(6,851)

	$0	$(6,901)	$0	$(6,901)

Total Financial Derivative Instruments	$49	$5,693	$0	$5,742

Totals	$38,522	$406,411	$4,911	$449,844

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$1,170	$0	$0	$0	$4	$0	$0	$1,174	$4
Luxembourg
Common Stocks	4,344	0	0	0	0	(607)	0	0	3,737	(607)

Totals	$4,344	$1,170	$0	$0	$0	$(603)	$0	$0	$4,911	$(603)

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,174	Recent Transaction	Purchase Price	100.000	—
Luxembourg
Common Stocks	3,737	Indicative Market Quotation	Broker Quote	$21.667	—

Total	$4,911

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.6%

American Axle & Manufacturing, Inc.
TBD% due 02/24/2032 «	$225	$224

B&G Foods, Inc.
7.663% (TSFR1M + 3.500%) due 10/10/2029 ~	322	310

Barnes Group, Inc.
6.913% (TSFR1M + 2.750%) due 01/27/2032 ~	149	150

Bausch & Lomb Corp.
8.413% (TSFR1M + 4.250%) due 01/15/2031 ~	25	25

Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	3	3
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	172	172

Cotiviti Corp.
7.030% (TSFR1M + 2.750%) due 05/01/2031 ~	246	242

Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~	1,056	1,056
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~	5,021	5,172

Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~	250	249

GFL Environmental, Inc.
6.671% (TSFR3M + 2.500%) due 03/03/2032 ~	100	100

Gray Television, Inc.
9.530% (TSFR1M + 5.250%) due 06/04/2029 ~	2	2

INEOS U.S. Finance LLC
7.163% (TSFR1M + 3.000%) due 02/07/2031 ~	40	36
7.413% (TSFR1M + 3.250%) due 02/18/2030 ~	251	228

LifePoint Health, Inc.
7.660% (TSFR3M + 3.500%) due 05/19/2031 ~	99	99

McAfee LLC
7.223% (TSFR1M + 3.000%) due 03/01/2029 ~	374	358

Medline Borrower LP
6.163% (TSFR1M + 2.000%) due 10/23/2030 ~	527	527

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «(b)	212	62

Paradigm Parent LLC
8.822% (TSFR3M + 4.500%) due 04/16/2032 ~	25	23

Petco Health & Wellness Co., Inc.
TBD% due 03/03/2028	175	171

QuidelOrtho Corp.
8.002% (TSFR3M + 4.000%) due 08/20/2032 ~	275	274

Specialty Building Products Holdings LLC
8.013% (TSFR1M + 3.750%) due 10/15/2028 ~	125	120

Stepstone Group MidCo 2 GmbH
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~	548	522

TransDigm, Inc.
6.252% (TSFR3M + 2.250%) due 03/22/2030 ~	296	296
6.502% (TSFR3M + 2.500%) due 02/28/2031 ~	495	496

Voyager Parent LLC
8.752% (TSFR3M + 4.750%) due 07/01/2032 ~	50	50

Total Loan Participations and Assignments (Cost $10,918)		10,967

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 85.1%

BANKING & FINANCE 14.3%

Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/2032	$150	$155

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	525	537
7.000% due 01/15/2031	350	362

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	250	257

AmWINS Group, Inc.
4.875% due 06/30/2029	75	73
6.375% due 02/15/2029	325	332

Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125% due 05/15/2031	100	104

BGC Group, Inc.
8.000% due 05/25/2028	100	107

BNP Paribas SA
8.500% due 08/14/2028 •(f)(g)	200	214

Bread Financial Holdings, Inc.
8.375% due 06/15/2035 •	25	26

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	125	123

Burford Capital Global Finance LLC
6.250% due 04/15/2028	750	752

Credit Acceptance Corp.
6.625% due 03/15/2030	25	25
9.250% due 12/15/2028	125	131

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	100	100

Diversified Healthcare Trust
7.250% due 10/15/2030	100	102

EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030 (a)	125	125

Encore Capital Group, Inc.
6.625% due 04/15/2031 (a)	100	100
8.500% due 05/15/2030	350	372
9.250% due 04/01/2029	100	106

Focus Financial Partners LLC
6.750% due 09/15/2031	125	128

Ford Motor Credit Co. LLC
4.271% due 01/09/2027	25	25
5.918% due 03/20/2028	50	51
6.800% due 05/12/2028	50	52

Freedom Mortgage Corp.
6.625% due 01/15/2027	800	799

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	50	52
9.125% due 05/15/2031	225	240
9.250% due 02/01/2029	125	132

FS KKR Capital Corp.
6.125% due 01/15/2031	200	198

FTAI Aviation Investors LLC
7.000% due 05/01/2031	450	471

GGAM Finance Ltd.
6.875% due 04/15/2029	225	234

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	125	123

HUB International Ltd.
7.250% due 06/15/2030	325	339

Hudson Pacific Properties LP
5.950% due 02/15/2028	200	197

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% due 05/15/2026	60	60
10.000% due 11/15/2029	275	277

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •	400	378

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (a)	525	522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032	$250	$241

Iron Mountain, Inc.
4.500% due 02/15/2031	75	72
4.875% due 09/15/2027	175	174
5.250% due 07/15/2030	50	49
5.625% due 07/15/2032	175	174
6.250% due 01/15/2033	400	408

Jane Street Group/JSG Finance, Inc.
4.500% due 11/15/2029	500	489
6.125% due 11/01/2032	150	152
6.750% due 05/01/2033	175	182
7.125% due 04/30/2031	275	289

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	100	106

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029	75	74
7.000% due 07/15/2031	150	157

Millrose Properties, Inc.
6.250% due 09/15/2032	175	176
6.375% due 08/01/2030	175	178

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032	175	186

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	400	406
6.500% due 08/01/2029	250	257

Navient Corp.
5.000% due 03/15/2027	200	199

Newmark Group, Inc.
7.500% due 01/12/2029	650	698

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	50	48
5.625% due 09/29/2028	325	325
6.125% due 09/30/2030	500	500
6.950% due 09/15/2026	75	76
7.050% due 09/15/2028	200	208

OneMain Finance Corp.
5.375% due 11/15/2029	150	148
6.125% due 05/15/2030	925	937
6.625% due 05/15/2029	150	154
7.500% due 05/15/2031	150	157

Osaic Holdings, Inc.
6.750% due 08/01/2032	50	52

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)	150	113

Panther Escrow Issuer LLC
7.125% due 06/01/2031	675	703

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029	225	220

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029	150	152

PennyMac Financial Services, Inc.
5.750% due 09/15/2031	500	496
6.875% due 05/15/2032	150	156
7.125% due 11/15/2030	275	287
7.875% due 12/15/2029	100	106

PRA Group, Inc.
8.875% due 01/31/2030	125	129

Rfna LP
7.875% due 02/15/2030	75	76

RHP Hotel Properties LP/RHP Finance Corp.
6.500% due 04/01/2032	350	360
6.500% due 06/15/2033	25	26

RLJ Lodging Trust LP
3.750% due 07/01/2026	50	50
4.000% due 09/15/2029	175	165

Rocket Cos., Inc.
6.125% due 08/01/2030	575	591

Service Properties Trust
0.000% due 09/30/2028 (e)	275	243

SLM Corp.
6.500% due 01/31/2030	25	26

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Property Trust, Inc.
4.375% due 01/15/2027	$25	$25
6.000% due 04/15/2030	75	76
6.500% due 07/01/2030	125	129
6.500% due 10/15/2030	75	78

UBS Group AG
9.250% due 11/13/2028 •(f)(g)	100	111

USI, Inc.
7.500% due 01/15/2032	226	237

UWM Holdings LLC
6.250% due 03/15/2031	250	249

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031	150	155

Vornado Realty LP
3.400% due 06/01/2031	100	90

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^(c)	132	0

XHR LP
6.625% due 05/15/2030	75	77

		20,779

INDUSTRIALS 67.2%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	575	550
4.000% due 10/15/2030	1,050	991

1261229 BC Ltd.
10.000% due 04/15/2032	325	333

AAR Escrow Issuer LLC
6.750% due 03/15/2029	25	26

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029	25	24

ADT Security Corp.
4.125% due 08/01/2029	400	387
5.875% due 10/15/2033 (a)	225	225

Advance Auto Parts, Inc.
3.500% due 03/15/2032	150	131
7.000% due 08/01/2030	350	360
7.375% due 08/01/2033	125	129

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	50	43

Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028	250	243

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625% due 01/15/2027	375	373
4.875% due 02/15/2030	325	320

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	775	804

Allied Universal Holdco LLC
7.875% due 02/15/2031	300	315

Altice France SA
5.500% due 10/15/2029	1,000	870
8.125% due 02/01/2027	125	120

Alumina Pty. Ltd.
6.125% due 03/15/2030	275	281

AMC Networks, Inc.
10.250% due 01/15/2029	200	211

Amentum Holdings, Inc.
7.250% due 08/01/2032	125	130

Amer Sports Co.
6.750% due 02/16/2031	125	130

American Airlines Pass-Through Trust
3.375% due 11/01/2028	50	49

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	50	50
5.750% due 04/20/2029	800	804

American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	25	24
6.500% due 04/01/2027	25	25
6.875% due 07/01/2028	25	25

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	175	166
4.000% due 01/15/2028	275	270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amkor Technology, Inc.
5.875% due 10/01/2033	$25	$25

Amneal Pharmaceuticals LLC
6.875% due 08/01/2032	100	104

APi Group DE, Inc.
4.125% due 07/15/2029	275	266

Aramark Services, Inc.
5.000% due 02/01/2028	200	199

Arcosa, Inc.
6.875% due 08/15/2032	150	157

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032	275	281

Ashton Woods USA LLC/Ashton Woods Finance Co.
6.875% due 08/01/2033	100	101

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	500	490

AthenaHealth Group, Inc.
6.500% due 02/15/2030	175	174

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	275	267
5.375% due 03/01/2029	75	73
5.750% due 07/15/2027	72	72

Axon Enterprise, Inc.
6.125% due 03/15/2030	100	103
6.250% due 03/15/2033	75	77

B&G Foods, Inc.
8.000% due 09/15/2028	175	170

Ball Corp.
2.875% due 08/15/2030	75	68
3.125% due 09/15/2031	25	23

Bausch & Lomb Corp.
8.375% due 10/01/2028	375	391

Beacon Mobility Corp.
7.250% due 08/01/2030	175	182

Beignet
6.850% due 06/01/2049 «(a)	1,475	1,475

BKV Upstream Midstream LLC
7.500% due 10/15/2030	200	200

Block, Inc.
2.750% due 06/01/2026	200	198
3.500% due 06/01/2031	525	489
5.625% due 08/15/2030	225	228
6.000% due 08/15/2033	175	179
6.500% due 05/15/2032	250	259

Bombardier, Inc.
6.750% due 06/15/2033	325	340

Boyd Gaming Corp.
4.750% due 12/01/2027	75	75

Brink’s Co.
4.625% due 10/15/2027	75	74

Buckeye Partners LP
6.750% due 02/01/2030	150	156

Builders FirstSource, Inc.
4.250% due 02/01/2032	325	306
6.375% due 03/01/2034	325	335
6.750% due 05/15/2035	175	183

BWX Technologies, Inc.
4.125% due 06/30/2028	25	24
4.125% due 04/15/2029	125	121

CACI International, Inc.
6.375% due 06/15/2033	100	103

Camelot Finance SA
4.500% due 11/01/2026	3	3

Capstone Borrower, Inc.
8.000% due 06/15/2030	50	52

Carnival Corp.
5.750% due 03/15/2030	400	409
5.750% due 08/01/2032	525	535
5.875% due 06/15/2031	300	308
6.000% due 05/01/2029	75	76

Carvana Co.
9.000% due 06/01/2031	54	61

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Co. (9.000% Cash)
9.000% due 06/01/2030	$200	$209

CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031	225	207
4.250% due 01/15/2034	50	43
4.750% due 02/01/2032	500	463
5.000% due 02/01/2028	1,700	1,685
5.125% due 05/01/2027	100	99

Celanese U.S. Holdings LLC
6.500% due 04/15/2030	300	302
6.879% due 07/15/2032	200	205

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029	100	88

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029	25	22

Century Communities, Inc.
3.875% due 08/15/2029	50	47
6.625% due 09/15/2033	50	50

Cerdia Finanz GmbH
9.375% due 10/03/2031	725	769

Champ Acquisition Corp.
8.375% due 12/01/2031	50	53

Chart Industries, Inc.
9.500% due 01/01/2031	50	54

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	25	25

Chord Energy Corp.
6.000% due 10/01/2030	225	224
6.750% due 03/15/2033	450	456

CHS/Community Health Systems, Inc.
5.250% due 05/15/2030	425	385
6.000% due 01/15/2029	225	219
9.750% due 01/15/2034	450	462
10.875% due 01/15/2032	275	292

Churchill Downs, Inc.
4.750% due 01/15/2028	575	568

Cimpress PLC
7.375% due 09/15/2032	100	100

Civitas Resources, Inc.
5.000% due 10/15/2026	75	75
8.625% due 11/01/2030	25	26
8.750% due 07/01/2031	175	180

Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/2030	50	52

Clarivate Science Holdings Corp.
4.875% due 07/01/2029	700	662

Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/2031	50	52
7.500% due 03/15/2033	200	209

Cleveland-Cliffs, Inc.
5.875% due 06/01/2027	25	25
6.875% due 11/01/2029	100	102
7.000% due 03/15/2032	450	455
7.625% due 01/15/2034	50	52

Cloud Software Group, Inc.
6.500% due 03/31/2029	500	505
6.625% due 08/15/2033	25	25
8.250% due 06/30/2032	225	239

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032	400	411
6.875% due 01/15/2030	475	488

CNX Midstream Partners LP
4.750% due 04/15/2030	200	192

CNX Resources Corp.
7.250% due 03/01/2032	75	78

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032	400	389

CommScope LLC
4.750% due 09/01/2029	125	124

Comstock Resources, Inc.
5.875% due 01/15/2030	75	72
6.750% due 03/01/2029	175	175

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CoreWeave, Inc.
9.000% due 02/01/2031	$600	$616
9.250% due 06/01/2030	100	103

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031	575	570

Crescent Energy Finance LLC
7.375% due 01/15/2033	225	219
7.625% due 04/01/2032	175	174
8.375% due 01/15/2034	25	25

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	300	286

Crown Americas LLC
5.875% due 06/01/2033	150	152

Czechoslovak Group AS
6.500% due 01/10/2031	400	413

DaVita, Inc.
6.750% due 07/15/2033	475	490
6.875% due 09/01/2032	100	103

Dcli Bidco LLC
7.750% due 11/15/2029	250	260

Deluxe Corp.
8.125% due 09/15/2029	50	52

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030	275	292

Diebold Nixdorf, Inc.
7.750% due 03/31/2030	75	79

Directv Financing LLC
8.875% due 02/01/2030	350	346

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027	216	216
10.000% due 02/15/2031	100	100

Discovery Communications LLC
3.625% due 05/15/2030	75	69
3.950% due 03/20/2028	150	147

DISH Network Corp.
11.750% due 11/15/2027	300	318

EchoStar Corp.
10.750% due 11/30/2029	575	633

EchoStar Corp. (6.750% Cash or 6.750% PIK)
6.750% due 11/30/2030 (b)	250	258

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032	275	280

Ellucian Holdings, Inc.
6.500% due 12/01/2029	175	178

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	75	81

Energizer Holdings, Inc.
4.750% due 06/15/2028	25	25

Excelerate Energy LP
8.000% due 05/15/2030	100	107

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029	325	309

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031	125	119
4.500% due 09/15/2027	125	125
5.875% due 04/15/2030	125	128

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031	275	288

Froneri Lux FinCo SARL
6.000% due 08/01/2032	150	150

Frontier Communications Holdings LLC
6.000% due 01/15/2030	350	354
8.625% due 03/15/2031	75	79

Gap, Inc.
3.625% due 10/01/2029	400	375

GFL Environmental, Inc.
4.000% due 08/01/2028	100	98
4.375% due 08/15/2029	375	366

Global Medical Response, Inc.
7.375% due 10/01/2032	100	103

Global Partners LP/GLP Finance Corp.
7.125% due 07/01/2033	50	51
8.250% due 01/15/2032	100	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goat Holdco LLC
6.750% due 02/01/2032	$475	$487

goeasy Ltd.
6.875% due 05/15/2030	125	124
7.375% due 10/01/2030	275	277
7.625% due 07/01/2029	50	51
9.250% due 12/01/2028	500	522

Goodyear Tire & Rubber Co.
5.000% due 07/15/2029	100	97
5.250% due 07/15/2031	25	23
5.625% due 04/30/2033	25	23

Graham Packaging Co., Inc.
7.125% due 08/15/2028	300	301

Graphic Packaging International LLC
4.750% due 07/15/2027	25	25
6.375% due 07/15/2032	250	254

Gray Media, Inc.
4.750% due 10/15/2030	100	77
5.375% due 11/15/2031	175	132
10.500% due 07/15/2029	75	81

Great Canadian Gaming Corp./Raptor LLC
8.750% due 11/15/2029	50	49

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	75	77

Herc Holdings, Inc.
7.000% due 06/15/2030	225	234
7.250% due 06/15/2033	225	235

Hess Midstream Operations LP
5.875% due 03/01/2028	75	76

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	800	733

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031	300	280

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	125	128
7.375% due 07/15/2032	525	545

Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000% due 02/15/2029	50	52

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)	175	183

IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK)
8.000% due 11/15/2032 (b)	75	79

Imola Merger Corp.
4.750% due 05/15/2029	225	219

INEOS Finance PLC
6.750% due 05/15/2028	75	74

Ingevity Corp.
3.875% due 11/01/2028	850	817

Insulet Corp.
6.500% due 04/01/2033	50	52

Inversion Escrow Issuer LLC
6.750% due 08/01/2032	150	148

IQVIA, Inc.
6.250% due 06/01/2032	500	515

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031	675	685

Kaiser Aluminum Corp.
4.500% due 06/01/2031	50	47
4.625% due 03/01/2028	75	74

KBR, Inc.
4.750% due 09/30/2028	25	25

Kinetik Holdings LP
6.625% due 12/15/2028	50	51

Kioxia Holdings Corp.
0.000% due 07/24/2030	525	536

Kodiak Gas Services LLC
6.500% due 10/01/2033	50	51
6.750% due 10/01/2035	50	51
7.250% due 02/15/2029	150	156

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	400	397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lamar Media Corp.
5.375% due 11/01/2033	$125	$124

LBM Acquisition LLC
9.500% due 06/15/2031	150	158

Level 3 Financing, Inc.
4.500% due 04/01/2030	50	46
6.875% due 06/30/2033	250	255
7.000% due 03/31/2034	550	560

LGI Homes, Inc.
7.000% due 11/15/2032	50	49

LifePoint Health, Inc.
8.375% due 02/15/2032	175	187
11.000% due 10/15/2030	450	497

Light & Wonder International, Inc.
7.500% due 09/01/2031	100	104

Lindblad Expeditions LLC
7.000% due 09/15/2030	25	25

Lithia Motors, Inc.
3.875% due 06/01/2029	25	24
4.375% due 01/15/2031	100	95
4.625% due 12/15/2027	100	99
5.500% due 10/01/2030	175	175

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	25	24

Matador Resources Co.
6.250% due 04/15/2033	475	478
6.500% due 04/15/2032	100	101

Match Group Holdings II LLC
3.625% due 10/01/2031	150	136
5.000% due 12/15/2027	25	25
6.125% due 09/15/2033	275	278

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	300	303

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	125	125
7.375% due 09/01/2031	225	234

Medline Borrower LP
3.875% due 04/01/2029	600	579

MEG Energy Corp.
5.875% due 02/01/2029	425	425

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	125	108

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	50	49

Mineral Resources Ltd.
7.000% due 04/01/2031 (a)	125	127

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032	150	154

Molina Healthcare, Inc.
4.375% due 06/15/2028	125	122

Motion Bondco DAC
6.625% due 11/15/2027	200	196

Motion Finco SARL
8.375% due 02/15/2032	125	108

Murphy Oil USA, Inc.
3.750% due 02/15/2031	150	140

NCL Corp. Ltd.
5.875% due 01/15/2031	25	25
6.750% due 02/01/2032	375	386

NCR Atleos Corp.
9.500% due 04/01/2029	175	190

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	300	295

Newell Brands, Inc.
6.625% due 05/15/2032	43	43
8.500% due 06/01/2028	225	239

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	500	355

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	40	38
7.500% due 07/17/2030	200	210
7.750% due 07/17/2032	100	106

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.125% due 07/17/2035	$50	$54

Noble Finance II LLC
8.000% due 04/15/2030	575	596

Nordstrom, Inc.
5.000% due 01/15/2044	200	148

Northriver Midstream Finance LP
6.750% due 07/15/2032	200	205

NOVA Chemicals Corp.
4.250% due 05/15/2029	150	145
7.000% due 12/01/2031	175	185

Novelis Corp.
4.750% due 01/30/2030	375	362
6.875% due 01/30/2030	150	156

NuStar Logistics LP
6.375% due 10/01/2030	250	259

Olin Corp.
6.625% due 04/01/2033	75	75

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	300	289

OneSky Flight LLC
8.875% due 12/15/2029	75	79

Opal Bidco SAS
6.500% due 03/31/2032	250	256

Open Text Holdings, Inc.
4.125% due 02/15/2030	325	308

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	275	266
6.750% due 05/15/2034	275	264

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	100	97

Park River Holdings, Inc.
8.000% due 03/15/2031 (a)	50	51

Parkland Corp.
4.500% due 10/01/2029	100	97
6.625% due 08/15/2032	75	77

Permian Resources Operating LLC
5.875% due 07/01/2029	100	101
6.250% due 02/01/2033	75	76
7.000% due 01/15/2032	625	649

Perrigo Finance Unlimited Co.
4.900% due 12/15/2044	250	202

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	1,250	204
5.500% due 04/12/2037 ^(c)	1,250	204

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032	75	75

Post Holdings, Inc.
4.500% due 09/15/2031	150	140
5.500% due 12/15/2029	300	299
6.250% due 10/15/2034	675	682

Precision Drilling Corp.
6.875% due 01/15/2029	50	50

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	175	182

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	225	219
6.250% due 04/01/2029	200	200

PTC, Inc.
4.000% due 02/15/2028	200	196

Qnity Electronics, Inc.
5.750% due 08/15/2032	175	177
6.250% due 08/15/2033	25	26

Quikrete Holdings, Inc.
6.375% due 03/01/2032	575	596
6.750% due 03/01/2033	100	104

QXO Building Products, Inc.
6.750% due 04/30/2032	375	389

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	125	131

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	50	52
9.750% due 04/15/2029	200	225
11.250% due 02/15/2027	200	217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rand Parent LLC
8.500% due 02/15/2030	$325	$338

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	500	515

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625% due 02/01/2033	25	25

Rockies Express Pipeline LLC
6.750% due 03/15/2033	75	78

RR Donnelley & Sons Co.
9.500% due 08/01/2029	50	51

Ryan Specialty LLC
5.875% due 08/01/2032	125	126

Sabre GLBL, Inc.
10.750% due 11/15/2029	25	24

Science Applications International Corp.
5.875% due 11/01/2033	225	225

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	125	122

SCIL IV LLC/SCIL USA Holdings LLC
5.375% due 11/01/2026	50	50

Scripps Escrow II, Inc.
3.875% due 01/15/2029	100	88

Seadrill Finance Ltd.
8.375% due 08/01/2030	500	520

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	225	218
5.875% due 07/15/2030	425	433

Sensata Technologies, Inc.
6.625% due 07/15/2032	350	363

Service Corp. International
3.375% due 08/15/2030	275	255

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% due 08/15/2032	175	181

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	1,000	960

Sirius XM Radio LLC
3.125% due 09/01/2026	175	173
3.875% due 09/01/2031	725	658
4.125% due 07/01/2030	275	258

Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
6.500% due 10/01/2028	150	151

SK Invictus Intermediate II SARL
5.000% due 10/30/2029	25	24

SM Energy Co.
6.750% due 08/01/2029	100	101
7.000% due 08/01/2032	225	225

Snap, Inc.
6.875% due 03/01/2033	325	333
6.875% due 03/15/2034	325	330

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	100	102

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	100	99

SS&C Technologies, Inc.
6.500% due 06/01/2032	350	362

Stagwell Global LLC
5.625% due 08/15/2029	275	267

Standard Industries, Inc.
4.375% due 07/15/2030	650	624

Staples, Inc.
10.750% due 09/01/2029	150	149

Station Casinos LLC
4.500% due 02/15/2028	75	74
4.625% due 12/01/2031	50	47
6.625% due 03/15/2032	225	231

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Strathcona Resources Ltd.
6.875% due 08/01/2026	$300	$300

Sunoco LP
5.625% due 03/15/2031	150	149
6.250% due 07/01/2033	25	25
7.000% due 05/01/2029	150	155
7.250% due 05/01/2032	100	105

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	250	244

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	200	206

Talos Production, Inc.
9.000% due 02/01/2029	25	26

TEGNA, Inc.
4.625% due 03/15/2028	350	345

Teleflex, Inc.
4.625% due 11/15/2027	100	99

Teva Pharmaceutical Finance Netherlands III BV
6.000% due 12/01/2032	250	261

Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030	75	77

TGS ASA
8.500% due 01/15/2030	300	309

Tidewater, Inc.
9.125% due 07/15/2030	150	161

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	225	224

TopBuild Corp.
3.625% due 03/15/2029	450	432
4.125% due 02/15/2032	425	399

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	250	245

TransDigm, Inc.
6.000% due 01/15/2033	150	152
6.250% due 01/31/2034	75	77
6.375% due 03/01/2029	100	102
6.750% due 01/31/2034	700	724
6.875% due 12/15/2030	500	519

Transocean International Ltd.
7.875% due 10/15/2032 (a)	250	252
8.750% due 02/15/2030	19	20

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	40	42

Trivium Packaging Finance BV
8.250% due 07/15/2030	75	80

Tronox, Inc.
9.125% due 09/30/2030	100	98

Twilio, Inc.
3.875% due 03/15/2031	125	118

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	100	103

U.S. Foods, Inc.
5.750% due 04/15/2033	300	302

UKG, Inc.
6.875% due 02/01/2031	300	310

Unisys Corp.
10.625% due 01/15/2031	100	107

United Rentals North America, Inc.
3.750% due 01/15/2032	275	255
4.000% due 07/15/2030	266	255
6.125% due 03/15/2034	150	156

Univision Communications, Inc.
8.000% due 08/15/2028	225	233
8.500% due 07/31/2031	575	594
9.375% due 08/01/2032	200	213

USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033	350	352

Valaris Ltd.
8.375% due 04/30/2030	775	805

Vallourec SACA
7.500% due 04/15/2032	175	187

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valvoline, Inc.
3.625% due 06/15/2031	$200	$184

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031	100	94

Venture Global LNG, Inc.
7.000% due 01/15/2030	50	52
9.500% due 02/01/2029	1,400	1,544
9.875% due 02/01/2032	725	790

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	202	213
6.750% due 01/15/2036	206	219
7.500% due 05/01/2033	300	332

Veritiv Operating Co.
10.500% due 11/30/2030	125	134

Vermilion Energy, Inc.
7.250% due 02/15/2033	50	47

Vertiv Group Corp.
4.125% due 11/15/2028	150	147

VF Corp.
2.950% due 04/23/2030	129	114

Viking Cruises Ltd.
5.875% due 10/15/2033 (a)	475	476

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	700	661

Viridien
10.000% due 10/15/2030	25	26

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030	50	49
7.875% due 05/01/2027	175	178
9.500% due 06/01/2028	225	234

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031	1,000	942
7.750% due 04/15/2032	700	736

VZ Secured Financing BV
5.000% due 01/15/2032	150	136

Wand NewCo 3, Inc.
7.625% due 01/30/2032	150	158

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	100	99
4.054% due 03/15/2029	200	193
4.279% due 03/15/2032	225	206
5.050% due 03/15/2042	350	280

Waste Pro USA, Inc.
7.000% due 02/01/2033	150	156

Wayfair LLC
7.250% due 10/31/2029	125	129
7.750% due 09/15/2030	100	105

WBI Operating LLC
6.250% due 10/15/2030 (a)	175	175
6.500% due 10/15/2033 (a)	50	50

Weatherford International Ltd.
6.750% due 10/15/2033 (a)	425	426
8.625% due 04/30/2030	175	179

Western Digital Corp.
2.850% due 02/01/2029	200	188
3.100% due 02/01/2032	150	136

WEX, Inc.
6.500% due 03/15/2033	75	77

Whirlpool Corp.
6.125% due 06/15/2030	75	76

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	75	76

Williams Scotsman, Inc.
6.625% due 06/15/2029	225	230

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031	50	52

WR Grace Holdings LLC
5.625% due 08/15/2029	25	23
6.625% due 08/15/2032	300	297

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033	25	25
7.125% due 02/15/2031	750	808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yum! Brands, Inc.
4.625% due 01/31/2032	$800	$778

Zayo Group Holdings, Inc.
9.250% due 03/09/2030	147	141

ZF North America Capital, Inc.
6.750% due 04/23/2030	425	415
7.500% due 03/24/2031	250	248

Ziggo Bond Co. BV
5.125% due 02/28/2030	25	23

Ziggo BV
4.875% due 01/15/2030	450	425

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	150	142

		97,411

UTILITIES 3.6%

AES Corp.
6.950% due 07/15/2055 •	175	172

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	175	183

Archrock Partners LP/Archrock Partners Finance Corp.
6.625% due 09/01/2032	75	77

Calpine Corp.
5.000% due 02/01/2031	700	698

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	200	208

Electricite de France SA
9.125% due 03/15/2033 •(f)	225	261

FORESEA Holding SA
7.500% due 06/15/2030	234	229

Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032	200	209
8.000% due 05/15/2033	150	157
8.250% due 01/15/2029	75	78

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033	125	126

Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/2030	400	394

Lightning Power LLC
7.250% due 08/15/2032	200	212

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375% due 02/15/2032	150	154

NRG Energy, Inc.
3.375% due 02/15/2029	25	24
3.625% due 02/15/2031	175	162
5.750% due 07/15/2029	275	277
6.000% due 02/01/2033	75	76
6.250% due 11/01/2034	275	282

PBF Holding Co. LLC/PBF Finance Corp.
7.875% due 09/15/2030	200	198

PG&E Corp.
7.375% due 03/15/2055 •	100	103

Vistra Operations Co. LLC
4.375% due 05/01/2029	300	294
5.000% due 07/31/2027	75	75
6.875% due 04/15/2032	375	392
7.750% due 10/15/2031	150	159

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	25	26

		5,226

Total Corporate Bonds & Notes (Cost $121,707)		123,416

U.S. TREASURY OBLIGATIONS 3.8%

U.S. Treasury Notes
3.375% due 09/15/2027 (j)	5,475	5,451

Total U.S. Treasury Obligations (Cost $5,465)		5,451

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 3.6%

COMMUNICATION SERVICES 0.2%

Clear Channel Outdoor Holdings, Inc. (d)	163,228	$258

FINANCIALS 0.6%

Hipotecaria Su Casita SA (d)	78,886	0

Intelsat SA «(d)(i)	26,145	0

Mr. Cooper Group, Inc.	4,374	922

		922

HEALTH CARE 2.4%

AmSurg Corp. «(d)(i)	78,042	3,523

NVHL SA Class A «(d)(i)	197,572	0

NVHL SA Class B «(d)(i)	197,572	0

NVHL SA Class C «(d)(i)	395,144	0

NVHL SA Class E «(d)(i)	197,572	0

NVHL SA Class F «(d)(i)	197,572	0

NVHL SA Class G «(d)(i)	197,572	0

NVHL SA Class H «(d)(i)	197,572	0

NVHL SA Class I «(d)(i)	197,572	0

NVHL SA Class J «(d)(i)	197,572	0

		3,523

INDUSTRIALS 0.4%

Foresea Holdings SA «	22,653	491

Total Common Stocks (Cost $6,422)		5,194

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 (i)	3	0

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 12/31/2099	7,451	3

Total Warrants (Cost $65)		3

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

First Citizens BancShares, Inc.
8.271% (TSFR3M + 4.234%) due 01/04/2027 ~(f)	350,000	360

Total Preferred Securities (Cost $350)		360

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (h)	398,170	398

Total Short-Term Instruments (Cost $398)		398

Total Investments in Securities (Cost $145,325)		145,789

INVESTMENTS IN AFFILIATES 1.7%

COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%

Xfit Brands, Inc. ^«(d)	68,040,639	200

Total Common Stocks (Cost $4,074)		200

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%

PIMCO Short-Term Floating NAV Portfolio III	235,055	$2,289

Total Short-Term Instruments (Cost $2,289)		2,289

Total Investments in Affiliates (Cost $6,363)		2,489

Total Investments 102.3% (Cost $151,688)		$148,278

Financial Derivative Instruments (k)(l) (0.0)% (Cost or Premiums, net $425)		(19)

Other Assets and Liabilities, net (2.3)%		(3,280)

Net Assets 100.0%		$144,979

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$3,261	$3,523	2.43%
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Intelsat SA	09/05/2018 - 08/29/2025	1,541	0	0.00
NVHL SA Class A	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class B	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class C	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class E	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class F	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class G	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class H	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class I	03/09/2012 - 05/01/2013	0	0	0.00
NVHL SA Class J	03/09/2012 - 05/01/2013	0	0	0.00

		$4,802	$3,523	2.43%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025	$(897)	$(897)
DEU	4.340	09/24/2025	10/01/2025	(1,494)	(1,496)

Total Reverse Repurchase Agreements					$(2,393)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(897)	$0	$(897)	$896	$(1)
DEU	0	(1,496)	0	(1,496)	1,493	(3)

Total Borrowings and Other Financing Transactions	$0	$(2,393)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,496)	$(897)	$0	$0	$(2,393)

Total Borrowings	$(1,496)	$(897)	$0	$0	$(2,393)

Payable for reverse repurchase agreements					$(2,393)

(j)	Securities with an aggregate market value of $2,389 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(1,197) at a weighted average interest rate of 4.437%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	23	$2,511	$(2)	$1	$(1)
U.S. Treasury 10-Year Note December Futures	12/2025	31	3,488	22	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	2	240	6	0	(1)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	18	2,071	14	0	(2)

				$40	$1	$(6)

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2025	1	$(151)	$(2)	$0	$(1)
U.S. Treasury 2-Year Note December Futures	12/2025	1	(208)	1	0	0

				$(1)	$0	$(1)

Total Futures Contracts				$39	$1	$(7)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Telecom Italia spa	1.000%	Quarterly	12/20/2029	0.989%	EUR 200	$(8)	$8	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$5,000	$381	$12	$393	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$3,100	$22	$(12)	$10	$0	$(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	1,325	(8)	8	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	725	6	(14)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	975	42	(24)	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	2,380	(10)	(29)	(39)	0	(1)

						$52	$(71)	$(19)	$0	$(3)

Total Swap Agreements						$425	$(51)	$374	$5	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$5	$6	$0	$(7)	$(5)	$(12)

Cash of $1,276 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asse t	Liability
AZD	10/2025	EUR	1,618		$1,886	$0	$(13)

BOA	11/2025		$1,339	EUR	1,138	0	0

CBK	10/2025		480	HKD	3,733	0	0

FAR	10/2025		1,398	EUR	1,196	7	0
	11/2025	EUR	1,196		$1,401	0	(7)

JPM	10/2025		$1,334	EUR	1,138	1	0

MBC	10/2025		496		421	0	(2)
	11/2025	EUR	1,124		$1,323	1	0

Total Forward Foreign Currency Contracts						$9	$(22)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$0	$0	$0	$0	$(13)	$0	$0	$(13)	$(13)	$0	$(13)
FAR	7	0	0	7	(7)	0	0	(7)	0	0	0
JPM	1	0	0	1	0	0	0	0	1	0	1
MBC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)

Total Over the Counter	$9	$0	$0	$9	$(22)	$0	$0	$(22)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$0	$1	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9	$0	$9

	$0	$5	$0	$9	$1	$15

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	2	0	0	3	5

	$0	$2	$0	$0	$10	$12

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22	$0	$22

	$0	$2	$0	$22	$10	$34

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$88	$88
Swap Agreements	0	340	0	0	(43)	297

	$0	$340	$0	$0	$45	$385

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(227)	$0	$(227)

	$0	$340	$0	$(227)	$45	$158

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(74)	$(74)
Swap Agreements	0	23	0	0	2	25

	$0	$23	$0	$0	$(72)	$(49)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55	$0	$55

	$0	$23	$0	$55	$(72)	$6

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,453	$6,514	$10,967
Corporate Bonds & Notes
Banking & Finance	647	20,132	0	20,779
Industrials	477	95,104	1,830	97,411
Utilities	0	5,226	0	5,226
U.S. Treasury Obligations	0	5,451	0	5,451
Common Stocks
Communication Services	258	0	0	258
Financials	922	0	0	922
Health Care	0	0	3,523	3,523
Industrials	0	0	491	491
Warrants
Industrials	0	3	0	3
Preferred Securities
Banking & Finance	0	360	0	360
Short-Term Instruments
Mutual Funds	0	398	0	398

	$2,304	$131,127	$12,358	$145,789

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	0	0	200	200

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,289	$0	$0	$2,289

	$2,289	$0	$200	$2,489

Total Investments	$4,593	$131,127	$12,558	$148,278

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6	0	6
Over the counter	0	9	0	9

	$0	$15	$0	$15

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(9)	0	(10)
Over the counter	0	(22)	0	(22)

	$(1)	$(31)	$0	$(32)

Total Financial Derivative Instruments	$(1)	$(16)	$0	$(17)

Totals	$4,592	$131,111	$12,558	$148,261

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$6,347	$436	$(197)	$14	$0	$(86)	$0	$0	$6,514	$(88)
Corporate Bonds & Notes
Industrials	410	1,475	0	0	0	(55)	0	0	1,830	(55)
Common Stocks
Energy	38	0	(17)	0	17	(38)	0	0	0	0
Financials	881	0	(909)	0	0	28	0	0	0	0
Health Care	4,867	0	0	0	0	(1,344)	0	0	3,523	(125)
Industrials	805	0	(180)	0	(53)	(81)	0	0	491	(80)
Warrants
Industrials	267	0	(125)	0	(29)	(110)	0	(3)	0	0

Totals	$13,615	$1,911	$(1,428)	$14	$(65)	$(1,686)	$0	$(3)	$12,358	$(348)

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	193	0	0	0	0	7	0	0	200	7

Totals	$13,808	$1,911	$(1,428)	$14	$(65)	$(1,679)	$0	$(3)	$12,558	$(341)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$6,228	Comparable Companies	EBITDA Multiple	X		16.290	—
	62	Discounted Cash Flow	Discount Rate			50.000	—
	224	Third Party Vendor	Broker Quote			99.625	—
Corporate Bonds & Notes
Industrials	355	Indicative Market Quotation	Broker Quote			71.000	—
	1,475	Recent Transaction	Purchase Price			100.000	—
Common Stocks
Health Care	3,523	Comparable Companies	EBITDA Multiple	X		16.290	—
Industrials	491	Indicative Market Quotation	Broker Quote	$		21.667	—

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	200	Reference Instrument/Discounted Cash Flow	Stock Price w/Liquidity Discount	$/	%	0.003/20.000	—

Total	$12,558

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Castlelake LP
2.950% due 05/12/2031 «	$5,007	$4,785

Total Loan Participations and Assignments (Cost $5,002)		4,785

CORPORATE BONDS & NOTES 84.6%

BANKING & FINANCE 43.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	4,461	4,384
4.450% due 04/03/2026	10,275	10,276

Aircastle Ltd.
2.850% due 01/26/2028	8,600	8,295
5.950% due 02/15/2029	2,471	2,579
6.500% due 07/18/2028	1,000	1,051

Ally Financial, Inc.
6.992% due 06/13/2029 •	2,068	2,184
8.000% due 11/01/2031 (i)	3,275	3,735

American Assets Trust LP
3.375% due 02/01/2031	6,900	6,270
6.150% due 10/01/2034	3,000	3,055

American Express Co.
5.442% due 01/30/2036 •	300	312

American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,432
4.250% due 02/15/2028	962	960
4.900% due 02/15/2029	340	346

American Tower Corp.
1.500% due 01/31/2028	1,000	942
2.700% due 04/15/2031	4,000	3,652
2.750% due 01/15/2027	8,800	8,648
3.550% due 07/15/2027	1,811	1,794
3.800% due 08/15/2029	525	515
3.950% due 03/15/2029	1,000	990
4.050% due 03/15/2032	10,100	9,793
5.000% due 01/31/2030	5,300	5,427
5.200% due 02/15/2029	600	618

Americold Realty Operating Partnership LP
5.600% due 05/15/2032	100	101

Antares Holdings LP
2.750% due 01/15/2027	5,700	5,526
3.750% due 07/15/2027	6,100	5,933
3.950% due 07/15/2026	5,400	5,368
6.350% due 10/23/2029	3,500	3,581
6.500% due 02/08/2029	2,000	2,045

Apollo Debt Solutions BDC
6.700% due 07/29/2031	2,700	2,863
6.900% due 04/13/2029	800	841

Arch Capital Group Ltd.
3.635% due 06/30/2050	1,235	920

ARES Finance Co. III LLC
4.125% due 06/30/2051 •	100	99

ARES Management Corp.
6.375% due 11/10/2028	8,200	8,675

ARES Strategic Income Fund
4.850% due 01/15/2029	3,800	3,762

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028	6,000	6,314

Athene Global Funding
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~	15,000	15,124

Aviation Capital Group LLC
1.950% due 01/30/2026	2,036	2,018
3.500% due 11/01/2027	9,876	9,706
4.875% due 10/01/2025	1,500	1,500
5.375% due 07/15/2029	6,400	6,558

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	8,199	7,885
4.950% due 01/15/2028	2,000	2,021
5.150% due 01/15/2030	1,000	1,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
7.883% due 11/15/2034 •	$1,800	$2,095

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	1,700	1,705

Banco Santander SA
4.175% due 03/24/2028 •	2,000	1,997
5.294% due 08/18/2027	2,000	2,039
5.538% due 03/14/2030 •	200	207
6.607% due 11/07/2028 (i)	18,700	20,001

Bangkok Bank PCL
3.466% due 09/23/2036 •(f)	200	182

Bank of America Corp.
1.898% due 07/23/2031 •	2,000	1,787
1.922% due 10/24/2031 •	2,000	1,777
3.194% due 07/23/2030 •	205	198
3.419% due 12/20/2028 •	2,905	2,861
3.593% due 07/21/2028 •	347	344
3.970% due 03/05/2029 •	2,300	2,289
5.202% due 04/25/2029 •	400	410
5.308% (SOFRRATE + 1.010%) due 01/24/2031 ~	3,900	3,908
5.819% due 09/15/2029 •	6,845	7,159
5.872% due 09/15/2034 •	400	429
6.204% due 11/10/2028 •	681	710

Barclays PLC
2.645% due 06/24/2031 •	14,600	13,431
6.056% (SOFRRATE + 1.880%) due 09/13/2027 ~	15,000	15,160
6.224% due 05/09/2034 •	10,500	11,299
7.385% due 11/02/2028 •	500	530

BGC Group, Inc.
4.375% due 12/15/2025	6,200	6,193

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	7,200	6,731
2.500% due 01/10/2030	1,200	1,118

Blackstone Secured Lending Fund
5.875% due 11/15/2027	1,400	1,435

Blue Owl Finance LLC
3.125% due 06/10/2031	100	91
4.125% due 10/07/2051	2,300	1,688
6.250% due 04/18/2034	400	420

BNP Paribas SA
5.786% due 01/13/2033 •	6,200	6,512
7.375% due 09/10/2034 •(e)(f)	8,500	8,904

BPCE SA
1.652% due 10/06/2026 •	750	750
5.716% due 01/18/2030 •	600	621
5.876% due 01/14/2031 •	3,250	3,395
5.936% due 05/30/2035 •	2,491	2,610
5.975% due 01/18/2027 •	4,919	4,938

Broadstone Net Lease LLC
5.000% due 11/01/2032	600	597

Brookfield Capital Finance LLC
6.087% due 06/14/2033	6,000	6,465

Brookfield Finance, Inc.
5.675% due 01/15/2035	1,000	1,038
5.968% due 03/04/2054	450	464

Brown & Brown, Inc.
5.550% due 06/23/2035	2,300	2,368

Cantor Fitzgerald LP
7.200% due 12/12/2028	2,800	2,992

Capital One Financial Corp.
6.312% due 06/08/2029 •	2,500	2,623

CBRE Services, Inc.
5.500% due 04/01/2029	400	415
5.500% due 06/15/2035	400	412

CI Financial Corp.
3.200% due 12/17/2030	1,127	1,012
4.100% due 06/15/2051	1,000	726
7.500% due 05/30/2029	800	853

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	1,500	1,540
6.200% due 06/18/2035	3,800	3,995

Citibank NA
5.488% due 12/04/2026	6,000	6,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citizens Bank NA
3.750% due 02/18/2026	$1,170	$1,167

CNA Financial Corp.
5.500% due 06/15/2033	5,600	5,816

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •	7,971	8,258

COPT Defense Properties LP
4.500% due 10/15/2030 (a)	600	596

Corebridge Global Funding
4.900% due 01/07/2028	2,500	2,543

CoStar Group, Inc.
2.800% due 07/15/2030	3,000	2,748

Credit Agricole SA
5.222% due 05/27/2031 •	3,150	3,233

Crown Castle, Inc.
3.100% due 11/15/2029	4,000	3,806
4.900% due 09/01/2029	800	812

Deutsche Bank AG
3.547% due 09/18/2031 •	1,600	1,517
4.999% due 09/11/2030 •	1,300	1,319
5.706% due 02/08/2028 •	3,500	3,564
6.720% due 01/18/2029 •	6,807	7,152
7.146% due 07/13/2027 •	1,729	1,766

Digital Realty Trust LP
5.550% due 01/15/2028	500	515

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,200	4,635

EPR Properties
3.750% due 08/15/2029	2,000	1,926
4.500% due 06/01/2027	1,200	1,201
4.750% due 12/15/2026	8,200	8,222
4.950% due 04/15/2028	4,700	4,737

Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/2034	1,400	1,454

Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	6,611

Essex Portfolio LP
3.000% due 01/15/2030	4,200	3,981

Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,390
3.875% due 12/15/2027	2,274	2,260

F&G Global Funding
5.522% (SOFRRATE + 1.325%) due 09/08/2028 ~	1,300	1,311
5.875% due 01/16/2030	3,300	3,432

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,318
6.000% due 12/07/2033	3,600	3,836

Federation des Caisses Desjardins du Quebec
4.930% (SOFRRATE + 0.630%) due 01/27/2027 ~	1,600	1,601

First American Financial Corp.
2.400% due 08/15/2031	2,268	1,972

FMR LLC
4.950% due 02/01/2033	1,600	1,615

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	394
3.815% due 11/02/2027	6,595	6,435
4.125% due 08/17/2027	5,790	5,696
4.271% due 01/09/2027	3,330	3,304
4.542% due 08/01/2026	4,765	4,762
4.950% due 05/28/2027	1,050	1,049
5.125% due 11/05/2026	8,016	8,045
5.800% due 03/05/2027	10,315	10,422
5.800% due 03/08/2029	4,000	4,060
5.850% due 05/17/2027	1,574	1,594
6.950% due 03/06/2026	1,889	1,904
6.950% due 06/10/2026	2,950	2,989

FS KKR Capital Corp.
2.625% due 01/15/2027	100	97
6.125% due 01/15/2030	4,000	3,984

GA Global Funding Trust
1.625% due 01/15/2026	1,056	1,048
4.500% due 09/18/2030	3,000	2,978
5.500% due 01/08/2029	3,000	3,106

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Atlantic Fin Co.
4.400% due 10/15/2029	$200	$197

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,200	1,081
4.000% due 01/15/2030	4,270	4,139
4.000% due 01/15/2031	6,200	5,939
5.300% due 01/15/2029	4,560	4,647
5.750% due 06/01/2028	1,200	1,234
6.750% due 12/01/2033	1,300	1,410

Goldman Sachs Group, Inc.
2.600% due 02/07/2030	1,580	1,480
3.615% due 03/15/2028 •	9,062	8,995
4.223% due 05/01/2029 •	460	461
6.026% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	611
6.484% due 10/24/2029 •	14,837	15,792

Golub Capital BDC, Inc.
6.000% due 07/15/2029	400	409

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	2,125	1,983

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	15,600	15,396

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031	3,500	3,597

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,500	1,354

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030	2,800	2,584

Highwoods Realty LP
2.600% due 02/01/2031	1,000	884
3.050% due 02/15/2030	3,500	3,243

Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,519
3.500% due 09/15/2030	1,700	1,597

HPS Corporate Lending Fund
5.950% due 04/14/2032	1,200	1,220

HSBC Holdings PLC
5.546% due 03/04/2030 •(i)	12,000	12,454

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031	2,400	2,200

ING Groep NV
3.875% due 05/16/2027 •(e)(f)	200	192

Intesa Sanpaolo SpA
7.200% due 11/28/2033	7,100	8,094
8.248% due 11/21/2033 •	3,700	4,368

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,823
2.300% due 11/15/2028	1,800	1,700
5.500% due 08/15/2033	1,000	1,040

JPMorgan Chase & Co.
2.182% due 06/01/2028 •	750	727
2.545% due 11/08/2032 •	7,000	6,280
2.580% due 04/22/2032 •	500	455
3.509% due 01/23/2029 •	200	197
3.960% due 01/29/2027 •	10,700	10,688
4.203% due 07/23/2029 •	600	601
4.323% due 04/26/2028 •	1,000	1,003
4.452% due 12/05/2029 •	120	121
4.851% due 07/25/2028 •	9,300	9,425
4.995% due 07/22/2030 •	5,100	5,233
5.012% due 01/23/2030 •	3,845	3,940
5.140% due 01/24/2031 •	7,600	7,851
5.299% due 07/24/2029 •	1,626	1,676
5.581% due 04/22/2030 •	5,000	5,224
6.087% due 10/23/2029 •	8,300	8,761

Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,957
6.250% due 01/15/2036	400	414

Lazard Group LLC
5.625% due 08/01/2035	400	407
6.000% due 03/15/2031	5,000	5,287

Lloyds Bank PLC
0.000% due 04/02/2032 þ	1,000	744

Lloyds Banking Group PLC
3.750% due 01/11/2027 (i)	1,100	1,096

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 03/22/2028	$700	$703
5.985% due 08/07/2027 •	2,037	2,066
8.000% due 09/27/2029 •(e)(f)	2,300	2,491

Loews Corp.
3.200% due 05/15/2030	1,900	1,819

LPL Holdings, Inc.
5.650% due 03/15/2035	400	408

LXP Industrial Trust
2.700% due 09/15/2030	1,500	1,371

Marex Group PLC
5.829% due 05/08/2028	4,900	4,973

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	600	607
6.100% due 06/11/2055 •	6,100	6,352

Mitsubishi UFJ Financial Group, Inc.
5.574% due 01/16/2036 •	1,000	1,051
5.615% due 04/24/2036 •	2,300	2,415

Mizuho Financial Group, Inc.
2.839% due 09/13/2026	1,346	1,332
2.869% due 09/13/2030 •	800	758
5.594% due 07/10/2035 •	2,000	2,095

Morgan Stanley
3.772% due 01/24/2029 •	4,522	4,483
4.431% due 01/23/2030 •	2,000	2,010
4.994% due 04/12/2029 •	3,100	3,162
5.164% due 04/20/2029 •	4,607	4,716
5.173% due 01/16/2030 •	2,600	2,673
5.320% due 07/19/2035 •	2,500	2,581
5.449% due 07/20/2029 •	1,322	1,366
5.587% due 01/18/2036 •	2,600	2,723
5.656% due 04/18/2030 •	4,000	4,178
5.664% due 04/17/2036 •	3,000	3,167
6.407% due 11/01/2029 •	8,483	9,018

Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •	6,550	6,588

Mutual of Omaha Cos Global Funding
5.350% due 04/09/2027	2,000	2,035

National Health Investors, Inc.
3.000% due 02/01/2031	2,600	2,354

Nationwide Building Society
4.302% due 03/08/2029 •	8,800	8,797

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	1,900	1,470

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	100	136

NatWest Group PLC
5.076% due 01/27/2030 •	17,600	17,982
7.300% due 11/19/2034 •(e)(f)	4,500	4,752

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027	884	885

Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	180
6.250% due 09/13/2053 •	2,000	2,123

NLG Global Funding
5.400% due 01/23/2030	2,700	2,799

Nomura Holdings, Inc.
1.653% due 07/14/2026	8,409	8,250
2.679% due 07/16/2030	3,400	3,126
3.103% due 01/16/2030	1,900	1,794

Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	2,000	1,393

Omega Healthcare Investors, Inc.
4.500% due 04/01/2027	2,757	2,766

Pacific Life Global Funding II
1.600% due 09/21/2028	4,900	4,535
4.823% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,705

Pacific Life Insurance Co.
9.250% due 06/15/2039	600	819

Pacific LifeCorp
3.350% due 09/15/2050	1,000	692

Phillips Edison Grocery Center Operating Partnership I LP
5.250% due 08/15/2032	3,500	3,579

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Piedmont Operating Partnership LP
6.875% due 07/15/2029	$1,600	$1,694

Protective Life Global Funding
1.737% due 09/21/2030	4,800	4,243
4.772% due 12/09/2029 (i)	12,500	12,738

Rayonier LP
2.750% due 05/17/2031	2,973	2,670

Rexford Industrial Realty LP
2.125% due 12/01/2030	200	178

RGA Global Funding
5.500% due 01/11/2031	1,000	1,044
6.000% due 11/21/2028	4,000	4,209

Sammons Financial Group Global Funding
5.050% due 01/10/2028	3,400	3,460

Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	8,141
5.353% due 09/06/2030 •	2,400	2,449

Santander U.K. Group Holdings PLC
5.694% due 04/15/2031 •	5,000	5,219

SBA Tower Trust
1.631% due 05/15/2051	15,600	15,148

SBL Holdings, Inc.
5.900% due 09/26/2028	500	502

Sixth Street Lending Partners
6.500% due 03/11/2029	3,500	3,639

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030	4,100	4,110

Store Capital LLC
2.750% due 11/18/2030	1,000	910
5.400% due 04/30/2030	1,400	1,426

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028	7,918	7,437
5.518% (SOFRRATE + 1.170%) due 07/09/2029 ~	10,000	10,114
5.767% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,817
6.600% due 06/05/2034 •(e)(f)	2,000	2,094

Sun Communities Operating LP
2.700% due 07/15/2031	100	91
4.200% due 04/15/2032	1,900	1,842

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,493

Trust Fibra Uno
4.869% due 01/15/2030 (i)	4,000	3,924

Trustage Financial Group, Inc.
4.625% due 04/15/2032	9,600	9,212

UBS AG
7.500% due 02/15/2028 (i)	15,100	16,260

UBS Group AG
3.091% due 05/14/2032 •	1,000	926
4.151% due 12/23/2029 •	2,600	2,594
4.875% due 02/12/2027 •(e)(f)	1,000	988
5.699% due 02/08/2035 •	3,166	3,337
5.959% due 01/12/2034 •(i)	19,600	20,973
6.301% due 09/22/2034 •	6,100	6,663
6.850% due 09/10/2029 •(e)(f)	1,000	1,035
9.250% due 11/13/2028 •(e)(f)	1,350	1,493
9.250% due 11/13/2033 •(e)(f)	4,000	4,769

UniCredit SpA
5.459% due 06/30/2035 •	4,600	4,640

Unum Group
3.875% due 11/05/2025	4,760	4,755

VICI Properties LP
4.750% due 02/15/2028	2,300	2,320
5.125% due 05/15/2032	1,600	1,616
5.625% due 04/01/2035	1,100	1,127
5.625% due 05/15/2052	1,600	1,528

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029	7,600	7,425
4.125% due 08/15/2030	500	483

Wells Fargo & Co.
2.393% due 06/02/2028 •	259	252
2.879% due 10/30/2030 •	1,000	947
3.584% due 05/22/2028 •	972	963
4.808% due 07/25/2028 •	1,105	1,118

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.892% due 09/15/2036 •	$1,900	$1,897
5.211% due 12/03/2035 •	3,100	3,169
5.389% due 04/24/2034 •	1,500	1,559
5.574% due 07/25/2029 •	5,776	5,987
6.303% due 10/23/2029 •	5,800	6,144

Welltower OP LLC
4.500% due 07/01/2030	4,100	4,140

Weyerhaeuser Co.
4.000% due 04/15/2030	12,000	11,840
4.750% due 05/15/2026	1,067	1,070

		1,080,645

INDUSTRIALS 31.9%

AbbVie, Inc.
3.200% due 11/21/2029	7,605	7,339

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026	1,600	1,586

Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,721	3,530

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	4,287	4,297

Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,129

Allegion PLC
3.500% due 10/01/2029	2,000	1,935

American Airlines Pass-Through Trust
2.875% due 01/11/2036	84	76
3.000% due 04/15/2030	3,886	3,742
3.150% due 08/15/2033	3,951	3,708
3.200% due 12/15/2029	1,621	1,571
3.350% due 04/15/2031	5,715	5,519
3.375% due 11/01/2028	599	590
3.575% due 07/15/2029	2,517	2,469
3.600% due 03/22/2029	4,173	4,093
3.700% due 04/01/2028	345	343

Amgen, Inc.
4.050% due 08/18/2029	4,936	4,918
5.250% due 03/02/2030	6,400	6,636
5.600% due 03/02/2043	2,100	2,129
5.650% due 03/02/2053 (i)	6,500	6,488

Amrize Finance U.S. LLC
5.400% due 04/07/2035	1,000	1,031

Anglo American Capital PLC
5.625% due 04/01/2030	1,250	1,305

AppLovin Corp.
5.125% due 12/01/2029	2,656	2,718

Ashtead Capital, Inc.
4.000% due 05/01/2028	4,000	3,969

BAE Systems PLC
3.400% due 04/15/2030	800	771

Bayer U.S. Finance II LLC
4.250% due 12/15/2025	8,500	8,493
4.375% due 12/15/2028	4,400	4,385

Bayer U.S. Finance LLC
6.125% due 11/21/2026	10,800	10,990
6.375% due 11/21/2030	2,367	2,530
6.500% due 11/21/2033	19,600	21,151

Becton Dickinson & Co.
4.874% due 02/08/2029	1,200	1,224

Beignet
6.850% due 06/01/2049 «(a)	24,700	24,700

Berry Global, Inc.
4.875% due 07/15/2026	6,700	6,701
5.650% due 01/15/2034	200	209

Block, Inc.
5.625% due 08/15/2030	3,200	3,244

BMW U.S. Capital LLC
4.750% due 03/21/2028	2,900	2,943

Boeing Co.
2.196% due 02/04/2026	24,300	24,119
5.705% due 05/01/2040	1,400	1,429
5.805% due 05/01/2050	4,600	4,599
5.930% due 05/01/2060	13,200	13,197
6.259% due 05/01/2027	8,000	8,235

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	$5,700	$5,594
5.950% due 08/04/2033	1,000	1,051

Boston Scientific Corp.
6.500% due 11/15/2035	3,000	3,368

British Airways Pass-Through Trust
2.900% due 09/15/2036	82	74
3.300% due 06/15/2034	73	69
3.350% due 12/15/2030	2,351	2,268
3.800% due 03/20/2033	1,041	1,019
4.125% due 03/20/2033	1,302	1,256
4.250% due 05/15/2034	218	213

Broadcom, Inc.
2.450% due 02/15/2031	27,858	25,346
2.600% due 02/15/2033	8,300	7,289
3.419% due 04/15/2033	6,543	6,058
4.926% due 05/15/2037	12,249	12,221

Cameron LNG LLC
3.402% due 01/15/2038	100	87

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	1,200	1,227
5.400% due 12/15/2034	1,800	1,834
6.250% due 03/15/2038	1,700	1,815

Canadian Pacific Railway Co.
2.450% due 12/02/2031	6,000	5,345

Carnival Corp.
4.000% due 08/01/2028	4,845	4,779

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	1,900	1,865
3.250% due 02/15/2029	1,010	968
5.100% due 03/01/2030	300	305

Centene Corp.
2.450% due 07/15/2028	3,300	3,069
2.500% due 03/01/2031	2,000	1,724
2.625% due 08/01/2031	1,600	1,376
3.000% due 10/15/2030	3,625	3,241
4.625% due 12/15/2029	2,491	2,417

CGI, Inc.
1.450% due 09/14/2026	9,500	9,272

Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% due 06/01/2052	6,000	4,067
6.100% due 06/01/2029	1,000	1,050

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	500	420

Cigna Group
2.400% due 03/15/2030	1,391	1,284
4.375% due 10/15/2028	400	402

Constellation Brands, Inc.
2.250% due 08/01/2031	100	88

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(h)	1,079	1,114

Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,846

CVS Health Corp.
3.750% due 04/01/2030	1,800	1,744
4.300% due 03/25/2028	1,235	1,236
4.780% due 03/25/2038	1,100	1,031
5.050% due 03/25/2048	3,800	3,384
5.125% due 02/21/2030	3,335	3,419
5.450% due 09/15/2035	2,700	2,749
5.700% due 06/01/2034	1,000	1,044
5.875% due 06/01/2053	1,100	1,082
6.050% due 06/01/2054	1,000	1,012

CVS Pass-Through Trust
7.507% due 01/10/2032	990	1,055

DAE Funding LLC
3.375% due 03/20/2028	400	388

DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,371
5.125% due 05/15/2029	200	205

Delta Air Lines, Inc.
3.750% due 10/28/2029	1,900	1,847
7.375% due 01/15/2026	1,104	1,109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Devon Energy Corp.
5.200% due 09/15/2034	$400	$398

Diamondback Energy, Inc.
5.550% due 04/01/2035	400	411
5.900% due 04/18/2064	400	385
6.250% due 03/15/2053	2,600	2,665

DT Midstream, Inc.
4.125% due 06/15/2029	1,102	1,075

Ecopetrol SA
4.625% due 11/02/2031	100	90

Edwards Lifesciences Corp.
4.300% due 06/15/2028	970	974

Elevance Health, Inc.
2.250% due 05/15/2030	9,524	8,696

Embraer Netherlands Finance BV
5.980% due 02/11/2035	200	212

Enbridge, Inc.
3.700% due 07/15/2027	2,500	2,480
5.550% due 06/20/2035	200	206

Energy Transfer LP
3.900% due 07/15/2026	900	898
4.950% due 05/15/2028	900	915
5.200% due 04/01/2030	4,330	4,466
5.250% due 07/01/2029	1,200	1,235
5.550% due 02/15/2028	1,053	1,084
5.700% due 04/01/2035	400	413
6.050% due 12/01/2026	6,200	6,317

Eni SpA
5.500% due 05/15/2034	4,500	4,632

Enterprise Products Operating LLC
5.200% due 01/15/2036	3,600	3,661

EQT Corp.
3.900% due 10/01/2027	466	463

Equifax, Inc.
5.100% due 06/01/2028	2,500	2,556

Expand Energy Corp.
5.375% due 03/15/2030	1,200	1,220
5.700% due 01/15/2035	400	411
6.750% due 04/15/2029	2,242	2,266

Ferguson Finance PLC
3.250% due 06/02/2030	1,100	1,045

Fiserv, Inc.
5.150% due 08/12/2034	400	405
5.250% due 08/11/2035	6,000	6,066

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	9,700	8,930

Flex Ltd.
4.875% due 06/15/2029	100	101

Fox Corp.
4.709% due 01/25/2029	2,300	2,330

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	800	775

Gartner, Inc.
3.750% due 10/01/2030	2,200	2,078

Global Payments, Inc.
2.900% due 05/15/2030	1,553	1,438

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,900	2,024

Harbour Energy PLC
6.327% due 04/01/2035	4,000	4,110

HCA, Inc.
3.500% due 09/01/2030	16,400	15,670
5.000% due 03/01/2028	1,015	1,034
5.500% due 06/01/2033	6,800	7,067
5.625% due 09/01/2028	1,734	1,789
5.875% due 02/01/2029	200	208

Huntington Ingalls Industries, Inc.
5.749% due 01/15/2035	1,200	1,260

Hyatt Hotels Corp.
5.050% due 03/30/2028	900	915
5.750% due 04/23/2030	2,192	2,281

Hyundai Capital America
1.500% due 06/15/2026	2,000	1,962

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IQVIA, Inc.
6.250% due 02/01/2029	$700	$737

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,934	1,718

Keurig Dr. Pepper, Inc.
5.050% due 03/15/2029	2,000	2,036

Kinder Morgan, Inc.
8.050% due 10/15/2030	6,500	7,475

Kraft Heinz Foods Co.
5.400% due 03/15/2035	5,321	5,440

Las Vegas Sands Corp.
3.500% due 08/18/2026	4,250	4,217
3.900% due 08/08/2029	5,300	5,130
5.900% due 06/01/2027	8,800	8,982

Marriott International, Inc.
4.625% due 06/15/2030	2,000	2,021
5.550% due 10/15/2028	3,800	3,948

Mars, Inc.
5.000% due 03/01/2032	4,000	4,094

Mattel, Inc.
3.375% due 04/01/2026	1,000	993
3.750% due 04/01/2029	361	351

McDonald’s Corp.
2.125% due 03/01/2030	4,200	3,853

Microchip Technology, Inc.
4.900% due 03/15/2028	900	913

Micron Technology, Inc.
4.663% due 02/15/2030	1,100	1,110
5.327% due 02/06/2029	1,500	1,546

MPLX LP
2.650% due 08/15/2030	2,450	2,250

MSCI, Inc.
3.625% due 11/01/2031	3,400	3,195

National Football League
5.250% due 10/05/2034 «(h)	1,300	1,333
5.420% due 10/05/2037 «(h)	400	412

Netflix, Inc.
5.375% due 11/15/2029	3,525	3,690

NFL Football Club Term Notes
5.250% due 10/05/2034 «(h)	2,400	2,427
5.420% due 10/05/2037 «(h)	900	912

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	750	736

Norfolk Southern Corp.
4.100% due 05/15/2121	100	71

Northern Star Resources Ltd.
6.125% due 04/11/2033	1,000	1,059

Northwest Pipeline LLC
4.000% due 04/01/2027	3,500	3,493

NTT Finance Corp.
5.171% due 07/16/2032	3,000	3,073

NVR, Inc.
3.000% due 05/15/2030	2,760	2,610

NXP BV/NXP Funding LLC
5.550% due 12/01/2028	600	621

NXP BV/NXP Funding LLC/NXP USA, Inc.
4.300% due 08/19/2028	402	403

Occidental Petroleum Corp.
5.200% due 08/01/2029	2,300	2,335
6.450% due 09/15/2036	2,500	2,659
6.625% due 09/01/2030	2,400	2,573

Oracle Corp.
2.300% due 03/25/2028	5,029	4,809
3.250% due 11/15/2027	2,800	2,752
3.250% due 05/15/2030	1,765	1,682
3.950% due 03/25/2051	2,000	1,488
4.200% due 09/27/2029	3,200	3,194
4.650% due 05/06/2030	2,917	2,959
5.500% due 08/03/2035	400	412
6.000% due 08/03/2055	2,000	2,009
6.100% due 09/26/2065	6,100	6,093

Petroleos Mexicanos
5.350% due 02/12/2028	5,000	4,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philip Morris International, Inc.
4.375% due 04/30/2030	$2,425	$2,437
4.625% due 11/01/2029	1,363	1,384
4.875% due 02/13/2029	3,500	3,577
5.125% due 02/15/2030	1,700	1,758
5.250% due 02/13/2034	400	413

RELX Capital, Inc.
4.750% due 03/27/2030	923	942
4.750% due 05/20/2032	800	815

Rolls-Royce PLC
5.750% due 10/15/2027	250	257

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036 (a)	3,300	3,321
5.500% due 04/01/2028	3,025	3,084

Royalty Pharma PLC
1.750% due 09/02/2027	1,000	956
4.450% due 03/25/2031	1,300	1,290

RTX Corp.
4.125% due 11/16/2028	3,205	3,203

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	12,900	12,951
5.875% due 06/30/2026	2,667	2,676

Santos Finance Ltd.
3.649% due 04/29/2031	11,430	10,677
4.125% due 09/14/2027	2,200	2,182

Schlumberger Holdings Corp.
5.000% due 06/01/2034	200	202

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,400	2,361

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	900	911

Southern Co.
5.500% due 03/15/2029	200	208

Spectra Energy Partners LP
3.375% due 10/15/2026	3,500	3,475

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	199

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,341	2,138
4.100% due 10/01/2029	98	93

Starbucks Corp.
4.000% due 11/15/2028	1,800	1,798

Stryker Corp.
4.250% due 09/11/2029	2,500	2,508
4.850% due 12/08/2028	4,000	4,099
4.850% due 02/10/2030	2,900	2,973

Synopsys, Inc.
5.150% due 04/01/2035	3,300	3,358

T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	8,800
2.400% due 03/15/2029	2,889	2,720
2.700% due 03/15/2032	7,900	7,084
3.875% due 04/15/2030	14,000	13,732
4.800% due 07/15/2028	3,141	3,199
4.950% due 03/15/2028	3,034	3,093

Tapestry, Inc.
5.100% due 03/11/2030	2,700	2,763

Targa Resources Corp.
6.125% due 03/15/2033	6,400	6,809

TD SYNNEX Corp.
2.375% due 08/09/2028	100	95

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	5,000	4,685

Textron, Inc.
3.375% due 03/01/2028	1,500	1,472

TR Finance LLC
5.500% due 08/15/2035	1,000	1,040

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,000	2,757
2.875% due 04/07/2030	561	535
2.900% due 11/01/2029	2,564	2,437
3.500% due 09/01/2031	1,221	1,174
4.000% due 10/11/2027	546	545
4.150% due 02/25/2033	1,205	1,179
5.450% due 08/15/2038	1,545	1,595

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 07/15/2037	$6,531	$6,778
5.875% due 04/15/2029	7,597	7,814

United Rentals North America, Inc.
3.875% due 11/15/2027	1,700	1,672
6.000% due 12/15/2029	500	515

UnitedHealth Group, Inc.
4.950% due 01/15/2032	7,665	7,856
5.300% due 02/15/2030	280	292

Viper Energy Partners LLC
4.900% due 08/01/2030	1,500	1,512

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	1,500	1,520
5.250% due 03/22/2029	7,065	7,215

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	7,503	7,609

Williams Cos., Inc.
4.900% due 03/15/2029	909	926
5.300% due 09/30/2035	3,000	3,046

WMG Acquisition Corp.
3.750% due 12/01/2029	3,800	3,628

Woodside Finance Ltd.
3.700% due 09/15/2026	2,500	2,484
5.100% due 09/12/2034	5,300	5,262

Yara International ASA
3.800% due 06/06/2026	3,300	3,284

		788,924

UTILITIES 9.0%

AES Corp.
3.950% due 07/15/2030	3,200	3,094
5.450% due 06/01/2028	12,100	12,396

American Electric Power Co., Inc.
5.750% due 11/01/2027	200	207

American Transmission Systems, Inc.
2.650% due 01/15/2032	2,200	1,975

AT&T, Inc.
2.300% due 06/01/2027	600	583

Black Hills Corp.
2.500% due 06/15/2030	2,200	2,028
6.150% due 05/15/2034	2,700	2,890

Dominion Energy, Inc.
3.300% due 04/15/2041	2,500	1,912

Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	969

Edison International
5.450% due 06/15/2029	3,100	3,125
5.750% due 06/15/2027	4,000	4,048

Electricite de France SA
6.950% due 01/26/2039	600	673

Enel Finance International NV
5.125% due 06/26/2029	3,967	4,065

Entergy Corp.
1.900% due 06/15/2028	8,900	8,398
3.750% due 06/15/2050	2,900	2,147

Evergy Kansas Central, Inc.
5.250% due 03/15/2035	2,000	2,040

Fells Point Funding Trust
3.046% due 01/31/2027	3,400	3,346

FirstEnergy Corp.
3.900% due 07/15/2027	1,100	1,094
4.850% due 07/15/2047	1,100	975

FirstEnergy Transmission LLC
2.866% due 09/15/2028	6,500	6,248

FORESEA Holding SA
7.500% due 06/15/2030	266	260

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	6,500	4,779

Georgia Power Co.
5.004% due 02/23/2027	1,455	1,476

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	3,787	3,711

Jersey Central Power & Light Co.
4.300% due 01/15/2026	8,684	8,683

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029	$1,200	$1,206

New York State Electric & Gas Corp.
3.300% due 09/15/2049	200	133

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	5,000	5,005

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,264

ONEOK, Inc.
3.400% due 09/01/2029	3,000	2,891
4.250% due 09/24/2027	3,376	3,381
5.050% due 11/01/2034	10,200	10,064

Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,800	2,700
4.200% due 03/01/2029	3,300	3,273
4.500% due 12/15/2041	1,269	1,049
6.150% due 03/01/2055	2,500	2,517
6.750% due 01/15/2053	4,200	4,528
6.950% due 03/15/2034	22,200	24,656

PacifiCorp
4.150% due 02/15/2050	1,700	1,325
5.300% due 02/15/2031	2,600	2,697
5.450% due 02/15/2034	5,200	5,329
5.800% due 01/15/2055	1,174	1,152
7.375% due 09/15/2055 •	2,000	2,109

Public Service Co. of Oklahoma
2.200% due 08/15/2031	244	215
5.450% due 01/15/2036	2,500	2,556

Rio Oil Finance Trust
9.750% due 01/06/2027	99	103

Sempra
6.375% due 04/01/2056 •	1,900	1,951

Southern California Edison Co.
1.200% due 02/01/2026	800	791
2.850% due 08/01/2029	2,000	1,874
3.900% due 12/01/2041	400	312
4.200% due 03/01/2029	1,000	988
4.700% due 06/01/2027	4,455	4,473
4.875% due 03/01/2049	4,277	3,622
5.350% due 03/01/2026	200	201
5.650% due 10/01/2028	1,700	1,754
5.850% due 11/01/2027	12,405	12,731
6.650% due 04/01/2029	4,500	4,722

Southern California Gas Co.
3.950% due 02/15/2050	1,500	1,176
5.200% due 06/01/2033	6,200	6,415

Southern Power Co.
4.250% due 10/01/2030	5,800	5,768

Spire, Inc.
5.300% due 03/01/2026	2,500	2,511

System Energy Resources, Inc.
5.300% due 12/15/2034	1,800	1,813

Verizon Communications, Inc.
2.100% due 03/22/2028	1,828	1,744
5.401% due 07/02/2037	2,094	2,128

Vistra Operations Co. LLC
6.950% due 10/15/2033	952	1,063

Xcel Energy, Inc.
3.400% due 06/01/2030	886	850
5.600% due 04/15/2035	4,400	4,565

		220,727

Total Corporate Bonds & Notes (Cost $2,083,093)		2,090,296

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.1%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	114

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	120

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	$300	$325

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	360

		919

GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,035	8,752

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	659

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	307

NEW YORK 0.0%

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	235	243

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	7,983

Total Municipal Bonds & Notes (Cost $21,634)		18,863

U.S. GOVERNMENT AGENCIES 9.4%

Federal National Mortgage Association
3.500% due 08/01/2047 - 08/01/2048	742	689
4.000% due 08/01/2049	885	847

Government National Mortgage Association
8.500% due 08/15/2030	1	1

Government National Mortgage Association, TBA
4.000% due 10/01/2055 - 11/01/2055	30,800	28,958
5.000% due 11/01/2055	11,600	11,525
6.000% due 11/01/2055	4,400	4,475

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055	10	9
4.000% due 11/01/2055	97,540	91,918
4.500% due 10/01/2055 - 11/01/2055	37,290	36,162
5.000% due 11/01/2055	59,200	58,678

Total U.S. Government Agencies (Cost $233,678)		233,262

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Bonds
4.750% due 08/15/2055	15,500	15,556

Total U.S. Treasury Obligations (Cost $15,401)		15,556

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

245 Park Avenue Trust
3.508% due 06/05/2037	3,100	3,040

Atrium Hotel Portfolio Trust
5.378% due 12/15/2036 •	2,204	2,172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	$3,437	$3,119

COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	5,600	5,584

CSMC Trust
3.904% due 04/25/2062 ~	729	704
5.665% due 07/15/2038 •	1,000	911

DC Office Trust
2.965% due 09/15/2045	10,500	9,581

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,865
4.997% due 04/15/2037 •	976	963

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	144	141

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,368	3,257
6.864% due 10/25/2063 þ	1,397	1,418

PRKCM Trust
7.225% due 11/25/2058 þ	654	665

PRPM Trust
6.250% due 08/25/2068 þ	346	349

Structured Asset Mortgage Investments II Trust
4.948% due 03/19/2034 •	148	139

Verus Securitization Trust
6.193% due 03/25/2068 þ	1,104	1,107
6.876% due 11/25/2068 ~	721	733
7.070% due 10/25/2068 þ	306	311

VNDO Trust
3.805% due 01/10/2035	200	198

Total Non-Agency Mortgage-Backed Securities (Cost $36,342)		36,257

ASSET-BACKED SECURITIES 1.0%

AUTOMOBILE SEQUENTIAL 0.0%

FHF Trust
6.570% due 06/15/2028	713	719

CMBS OTHER 0.1%

MF1 LLC
5.871% due 03/19/2039 •	1,000	1,005

MF1 Ltd.
5.484% due 02/19/2037 •	2,156	2,159

		3,164

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.614% due 11/26/2036 •	5	4

OTHER ABS 0.9%

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •	8,600	8,606

Bain Capital Credit CLO Ltd.
5.415% due 10/21/2034 •	1,700	1,702

Dewolf Park CLO Ltd.
5.499% due 10/15/2030 •	519	519

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •	1,200	1,205

KKR CLO 21 Ltd.
5.579% due 04/15/2031 •	472	472

KKR CLO 28 Ltd.
5.758% due 02/09/2035 •	1,000	1,004

Magnetite XXV Ltd.
5.780% due 01/25/2032 •	590	591

Ocean Trails CLO XI
5.355% due 07/20/2034 •	3,400	3,403

Sound Point CLO XXIII
5.749% due 07/15/2034 •	2,000	2,003

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Start II Ltd.
4.089% due 03/15/2044	$329	$327

Wellfleet CLO Ltd.
5.505% due 04/20/2034 •	1,800	1,803

		21,635

Total Asset-Backed Securities (Cost $25,388)		25,522

SOVEREIGN ISSUES 1.8%

Eagle Funding Luxco SARL
5.500% due 08/17/2030	5,200	5,282

Israel Government International Bonds
5.375% due 03/12/2029	4,100	4,219

Mexico Government International Bonds
4.750% due 03/22/2031	10,000	9,942
5.850% due 07/02/2032	1,000	1,034

Republic of South Africa Government International Bonds
4.850% due 09/30/2029	6,000	5,939

Saudi Government International Bonds
2.250% due 02/02/2033	9,300	7,979
5.125% due 01/13/2028	9,600	9,811

Total Sovereign Issues (Cost $45,070)		44,206

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNSN Holdings, Inc. (b)(h)	2,033	122

INDUSTRIALS 0.0%

Foresea Holdings SA «	25,822	560

Total Common Stocks (Cost $556)		682

CONVERTIBLE PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

Wells Fargo & Co.
7.500%	13,190	16,280

Total Convertible Preferred Securities (Cost $10,405)		16,280

PREFERRED SECURITIES 4.8%

BANKING & FINANCE 4.7%

AGFC Capital Trust I
6.329% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	2,082

	SHARES	MARKET VALUE (000S)

American Express Co.
3.550% due 09/15/2026 •(e)	2,000,000	$1,962

Banco Santander SA
8.000% due 02/01/2034 •(e)(f)	2,000,000	2,207

Bank of America Corp.
5.875% due 03/15/2028 •(e)	14,085,000	14,245

Capital One Financial Corp.
3.950% due 09/01/2026 •(e)	3,250,000	3,203

Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	10,100,000	9,500

Citigroup, Inc.
3.875% due 02/18/2026 •(e)	12,500,000	12,395
6.875% (H15T5Y + 2.890%) due 12/31/2099 ~	3,000,000	3,097
6.950% due 02/15/2030 •(e)	900,000	926
7.200% due 05/15/2029 •(e)	2,800,000	2,899

CoBank ACB
4.250% due 01/01/2027 •(e)	4,200,000	4,088

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(e)	2,000,000	1,967

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)	3,000,000	3,057
6.850% due 02/10/2030 •(e)	4,100,000	4,266
7.500% due 02/10/2029 •(e)	2,500,000	2,662

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(e)	2,500,000	2,472
4.200% due 09/01/2026 (e)	250,000	4,720
4.625% due 06/01/2026 (e)	110,000	2,230
6.500% due 04/01/2030 •(e)	4,400,000	4,560
6.730% (TSFR3M + 2.745%) due 01/01/2026 ~(e)(i)	11,000,000	11,053
6.875% due 06/01/2029 •(e)	3,300,000	3,483

USB Capital IX
5.599% due 10/30/2025 •(e)	14,250,000	11,842

Wells Fargo & Co.
6.850% due 09/15/2029 •(e)	6,500,000	6,845
7.625% due 09/15/2028 •(e)	1,400,000	1,502

		117,263

INDUSTRIALS 0.1%

SVB Financial Trust
0.000% due 11/07/2032 (d)	228,000	27
11.000% due 11/07/2032	2,317	1,263

		1,290

UTILITIES 0.0%

Sempra
4.875% due 10/15/2025 •(e)	1,000,000	1,001

Total Preferred Securities (Cost $129,222)		119,554

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (g)	564,259	$564

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.2%
4.225% due 11/12/2025 - 01/27/2026 (c)(d)(k)(m)	$3,770	3,751

Total Short-Term Instruments (Cost $4,314)		4,315

Total Investments in Securities (Cost $2,610,105)		2,609,578

	SHARES
INVESTMENTS IN AFFILIATES 3.6%

SHORT-TERM INSTRUMENTS 3.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%

PIMCO Short-Term Floating NAV Portfolio III	9,138,563	89,000

Total Short-Term Instruments (Cost $88,972)		89,000

Total Investments in Affiliates (Cost $88,972)		89,000

Total Investments 109.2% (Cost $2,699,077)		$2,698,578

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $17,987)		(1,715)

Other Assets and Liabilities, net (9.1)%		(224,818)

Net Assets 100.0%		$2,472,045

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	Coupon represents a 7-Day Yield.

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$1,079	$1,114	0.05%
MNSN Holdings, Inc.	04/26/2022	40	122	0.00
NFL Football Club Term Notes 5.250% due 10/05/2034	06/27/2025	2,400	2,427	0.10
NFL Football Club Term Notes 5.420% due 10/05/2037	06/27/2025	900	912	0.04
National Football League 5.250% due 10/05/2034	06/27/2025	1,300	1,333	0.05
National Football League 5.420% due 10/05/2037	06/27/2025	400	412	0.02

		$6,119	$6,320	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	4.150%	09/19/2025	TBD	(2)	$(18,067)	$(18,092)
NOM	3.000	09/19/2025	TBD	(2)	(3,851)	(3,855)
TDM	4.250	09/19/2025	TBD	(2)	(9,396)	(9,410)
	4.260	09/19/2025	TBD	(2)	(11,884)	(11,901)
	4.270	09/19/2025	TBD	(2)	(46,719)	(46,785)

Total Reverse Repurchase Agreements						$(90,043)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(18,092)	$0	$(18,092)	$18,734	$642
NOM	0	(3,855)	0	(3,855)	3,924	69
TDM	0	(68,096)	0	(68,096)	70,566	2,470

Total Borrowings and Other Financing Transactions	$0	$(90,043)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(90,043)	$(90,043)

Total Borrowings	$0	$0	$0	$(90,043)	$(90,043)

Payable for reverse repurchase agreements					$(90,043)

(i)	Securities with an aggregate market value of $93,179 and cash of $45 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(129,512) at a weighted average interest rate of 4.464%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	175	$175	$(33)	$(36)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	130	130	(29)	(28)

					$(62)	$(64)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	72	$72	$(14)	$(8)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	117	117	(29)	(16)

					$(43)	$(24)

Total Written Options					$(105)	$(88)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	306	$74,132	$655	$19	$0
3-Month SOFR Active Contract June Futures	09/2027	306	74,129	637	23	0
3-Month SOFR Active Contract March Futures	06/2027	306	74,140	652	19	0
3-Month SOFR Active Contract September Futures	12/2027	306	74,102	600	23	0
U.S. Treasury 2-Year Note December Futures	12/2025	2,067	430,760	378	226	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	2,898	347,941	9,498	0	(1,630)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,700	195,633	1,919	0	(106)

				$14,339	$310	$(1,736)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	2,578	$(281,506)	$195	$0	$(101)

Total Futures Contracts				$14,534	$310	$(1,837)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boeing Co.	(1.000)%	Quarterly	06/20/2029	0.496%	$1,200	$17	$(39)	$(22)	$0	$0
Citigroup, Inc.	(1.000)	Quarterly	12/20/2032	0.725	5,000	204	(291)	(87)	2	0
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.049	3,300	(556)	(7)	(563)	2	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.563	7,500	161	(369)	(208)	3	0

						$(174)	$(706)	$(880)	$7	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.177%	$5,000	$1,022	$(843)	$179	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.706	1,000	124	8	132	0	0
AES Corp.	5.000	Quarterly	12/20/2029	0.905	3,000	540	(59)	481	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.248	2,500	(15)	56	41	0	0

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.237%	$8,500	$164	$(116)	$48	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402	16,800	(91)	357	266	0	(2)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326	9,600	115	(35)	80	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.209	800	(6)	11	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.272	17,300	(84)	240	156	1	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648	400	7	0	7	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.251	5,700	37	(26)	11	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	61,400	472	(45)	427	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.079	1,300	17	(2)	15	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.322	3,710	701	(488)	213	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.273	4,200	867	(623)	244	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227	3,100	8	(2)	6	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.161	2,600	59	(43)	16	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528	1,300	28	(1)	27	0	(1)

						$3,965	$(1,611)	$2,354	$1	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$1,000	$19	$4	$23	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	503,900	8,146	3,442	11,588	39	(4)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	248,600	5,597	116	5,713	41	0

					$13,762	$3,562	$17,324	$80	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$73,800	$1,423	$(775)	$648	$0	$(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	66,677	(70)	(1,009)	(1,079)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	11,010	(99)	(225)	(324)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035	65,388	(747)	337	(410)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	7,080	315	241	556	20	0

						$822	$(1,431)	$(609)	$20	$(61)

Total Swap Agreements						$18,375	$(186)	$18,189	$108	$(69)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$310	$108	$418		$(88)	$(1,837)	$(78)	$(2,003)

(k)

Securities with an aggregate market value of $2,226 and cash of $106,582 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(9) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	3,400	$(10)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	3,400	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	4,600	(12)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	3,400	(9)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	4,600	(12)	(18)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	4,700	(14)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	4,700	(14)	(16)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	4,800	(17)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	4,800	(17)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	3,100	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	3,100	(10)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	3,400	(9)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	3,400	(9)	(6)

Total Written Options							$(152)	$ (84)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.124%	$1,400	$30	$(27)	$3	$0

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631	1,100	(12)	27	15	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210	200	(1)	2	1	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.626	11,400	(145)	63	0	(82)

MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289	500	1	3	4	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365	1,200	(4)	17	13	0

Total Swap Agreements							$(131)	$85	$36	$(82)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

Counterparty	Financial Derivative Assets				Financial Derivative Liabilities
	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$0	$0	$0	$(41)	$0	$(41)	$(41)	$0	$(41)
BRC	0	0	3	3	0	0	0	0	3	0	3

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Financial Derivative Assets				Financial Derivative Liabilities
	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
CBK	$0	$0	$0	$0	$0	$(17)	$0	$(17)	$(17)	$0	$(17)
DUB	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
GLM	0	0	0	0	0	(24)	0	(24)	(24)	0	(24)
JPM	0	0	16	16	0	0	(82)	(82)	(66)	148	82
MYC	0	0	17	17	0	0	0	0	17	150	167

Total Over the Counter	$0	$0	$36	$36	$0	$(84)	$(82)	$(166)

(m)

Securities with an aggregate market value of $298 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$310	$310
Swap Agreements	0	88	0	0	20	108

	$0	$88	$0	$0	$330	$418

Over the counter
Swap Agreements	$0	$36	$0	$0	$0	$36

	$0	$124	$0	$0	$330	$454

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$88	$88
Futures	0	0	0	0	1,837	1,837
Swap Agreements	0	17	0	0	61	78

	$0	$17	$0	$0	$1,986	$2,003

Over the counter
Written Options	$0	$0	$0	$0	$84	$84
Swap Agreements	0	82	0	0	0	82

	$0	$82	$0	$0	$84	$166

	$0	$99	$0	$0	$2,070	$2,169

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$482	$482
Futures	0	0	0	0	(22,462)	(22,462)
Swap Agreements	0	5,931	0	0	2,680	8,611

	$0	$5,931	$0	$0	$(19,300)	$(13,369)

Over the counter
Written Options	$0	$74	$0	$0	$1,239	$1,313
Swap Agreements	0	85	0	0	0	85

	$0	$159	$0	$0	$1,239	$1,398

	$0	$6,090	$0	$0	$(18,061)	$(11,971)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	14,436	14,436
Swap Agreements	0	2,814	0	0	(3,449)	(635)

	$0	$2,814	$0	$0	$11,006	$13,820

Over the counter
Written Options	$0	$(7)	$0	$0	$35	$28
Swap Agreements	0	(11)	0	0	0	(11)

	$0	$(18)	$0	$0	$35	$17

	$0	$2,796	$0	$0	$11,041	$13,837

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,785	$4,785
Corporate Bonds & Notes
Banking & Finance	0	1,080,645	0	1,080,645
Industrials	0	758,026	30,898	788,924
Utilities	0	220,727	0	220,727
Municipal Bonds & Notes
California	0	919	0	919
Georgia	0	8,752	0	8,752
Illinois	0	659	0	659
Massachusetts	0	307	0	307
New York	0	243	0	243
Ohio	0	7,983	0	7,983
U.S. Government Agencies	0	233,262	0	233,262
U.S. Treasury Obligations	0	15,556	0	15,556
Non-Agency Mortgage-Backed Securities	0	36,257	0	36,257
Asset-Backed Securities
Automobile Sequential	0	719	0	719
CMBS Other	0	3,164	0	3,164
Home Equity Sequential	0	4	0	4
Other ABS	0	21,635	0	21,635
Sovereign Issues	0	44,206	0	44,206
Common Stocks
Financials	122	0	0	122
Industrials	0	0	560	560
Convertible Preferred Securities
Banking & Finance	16,280	0	0	16,280
Preferred Securities
Banking & Finance	6,950	110,313	0	117,263
Industrials	0	1,290	0	1,290
Utilities	0	1,001	0	1,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Mutual Funds	$0	$564	$0	$564
U.S. Treasury Bills	0	3,751	0	3,751

	$23,352	$2,549,983	$36,243	$2,609,578

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$89,000	$0	$0	$89,000

Total Investments	$112,352	$2,549,983	$36,243	$2,698,578

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	418	0	418
Over the counter	0	36	0	36

	$0	$454	$0	$454

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,994)	0	(1,994)
Over the counter	0	(166)	0	(166)

	$0	$(2,160)	$0	$(2,160)

Total Financial Derivative Instruments	$0	$(1,706)	$0	$(1,706)

Totals	$112,352	$2,548,277	$36,243	$2,696,872

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,098	$0	$(397)	$0	$0	$84	$0	$0	$4,785	$61
Corporate Bonds & Notes
Industrials	1,102	29,700	(21)	0	0	117	0	0	30,898	117
Common Stocks
Financials	9	0	0	0	0	113	0	(122)	0	0
Industrials	651	0	0	0	0	(91)	0	0	560	(91)

Totals	$6,860	$29,700	$(418)	$0	$0	$223	$0	$(122)	$36,243	$87

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$4,785	Indicative Market Quotation	Broker Quote	95.558	—
Corporate Bonds & Notes
Industrials	2,859	Discounted Cash Flow	Discount Rate	4.900 - 5.350	5.102
	3,339	Proxy Pricing	Base Price	100.000	—
	24,700	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	560	Indicative Market Quotation	Broker Quote	$21.667	—

Total	$36,243

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Castlelake LP
2.950% due 05/12/2031 «		$29,613	$28,301

Charter Communications Operating LLC
6.541% (TSFR3M + 2.250%) due 12/15/2031 ~		14,021	14,032

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(k)		8,700	8,701

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(k)	EUR	5,198	6,102

Project Hudson II
7.730% due 05/29/2026 «		$12,500	12,658

Total Loan Participations and Assignments (Cost $70,169)			69,794

CORPORATE BONDS & NOTES 75.7%

BANKING & FINANCE 27.8%

ABN AMRO Bank NV
6.875% due 09/22/2031 •(h)(i)	EUR	1,200	1,539

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		$103,000	104,118

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.625% due 10/15/2027		16,500	16,629

Aircastle Ltd.
2.850% due 01/26/2028		11,500	11,093
6.500% due 07/18/2028		2,088	2,195

Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/2030		1,600	1,633

Alexandria Real Estate Equities, Inc.
4.000% due 02/01/2050		2,300	1,767
4.850% due 04/15/2049		900	785
5.500% due 10/01/2035		7,100	7,294

Alleghany Corp.
4.900% due 09/15/2044		5,400	5,078

Ally Financial, Inc.
6.992% due 06/13/2029 •		3,400	3,591

American Assets Trust LP
3.375% due 02/01/2031		30,500	27,717
6.150% due 10/01/2034		8,800	8,961

American Express Co.
5.442% due 01/30/2036 •		20,900	21,746

American Financial Group, Inc.
4.500% due 06/15/2047		40,300	33,783

American Homes 4 Rent LP
2.375% due 07/15/2031		700	620
3.375% due 07/15/2051		10,700	7,188
3.625% due 04/15/2032		18,877	17,686
4.250% due 02/15/2028		7,483	7,467
4.300% due 04/15/2052		10,700	8,603
4.950% due 06/15/2030		1,200	1,222
5.250% due 03/15/2035		3,700	3,742

American Tower Corp.
1.875% due 10/15/2030		300	265
2.100% due 06/15/2030		17,600	15,871
2.950% due 01/15/2051 (l)		26,346	17,092
3.100% due 06/15/2050		14,059	9,443
3.125% due 01/15/2027		7,300	7,202
3.375% due 10/15/2026		2,666	2,647
3.600% due 01/15/2028		2,250	2,223
3.700% due 10/15/2049		7,300	5,481
3.800% due 08/15/2029		61,400	60,256
3.950% due 03/15/2029		25,300	25,049
4.050% due 03/15/2032		1,300	1,260
4.400% due 02/15/2026		3,100	3,100
5.250% due 07/15/2028		2,095	2,155
5.550% due 07/15/2033		14,400	15,083
5.650% due 03/15/2033		11,675	12,328
5.900% due 11/15/2033		22,000	23,595

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AmFam Holdings, Inc.
2.805% due 03/11/2031		$11,960	$10,396
3.833% due 03/11/2051		10,315	6,821

Antares Holdings LP
2.750% due 01/15/2027		7,700	7,465
3.750% due 07/15/2027		18,400	17,895
3.950% due 07/15/2026		4,100	4,076
6.500% due 02/08/2029		10,000	10,227
7.950% due 08/11/2028		5,500	5,853

Apollo Debt Solutions BDC
6.550% due 03/15/2032		7,500	7,874
6.700% due 07/29/2031		15,000	15,904
6.900% due 04/13/2029		8,346	8,777

Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	3,812

Arch Capital Group Ltd.
3.635% due 06/30/2050 (l)		23,025	17,152

ARES Capital Corp.
5.950% due 07/15/2029		3,740	3,865

ARES Finance Co. II LLC
3.250% due 06/15/2030		6,400	6,048

ARES Finance Co. III LLC
4.125% due 06/30/2051 •		12,400	12,219

ARES Finance Co. IV LLC
3.650% due 02/01/2052		5,100	3,657

ARES Management Corp.
5.600% due 10/11/2054		12,000	11,618
6.375% due 11/10/2028		34,300	36,289

ARES Strategic Income Fund
4.850% due 01/15/2029		5,000	4,949
5.150% due 01/15/2031		5,000	4,942
5.600% due 02/15/2030		4,800	4,849
6.200% due 03/21/2032		5,800	5,995

Arthur J Gallagher & Co.
3.500% due 05/20/2051		17,500	12,424

Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	7,395
6.125% due 09/15/2028		8,400	8,839

Athene Global Funding
5.322% due 11/13/2031		12,000	12,288
5.516% due 03/25/2027		11,300	11,511
5.526% due 07/11/2031		14,600	15,060
5.583% due 01/09/2029		6,700	6,928

Augustar Life Insurance Co.
6.875% due 06/15/2042		400	373

Aviation Capital Group LLC
3.500% due 11/01/2027		2,050	2,015

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		16,946	16,296
4.950% due 10/15/2032		15,000	14,824
5.500% due 01/15/2026		15,000	15,021

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,941

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		15,000	15,957

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		5,100	5,116

Banco Santander SA
3.306% due 06/27/2029		3,600	3,485
4.875% due 10/18/2031	EUR	4,300	5,494

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(i)		$7,500	7,853

Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,963
2.687% due 04/22/2032 •		10,000	9,112
3.194% due 07/23/2030 •		30,600	29,483
3.311% due 04/22/2042 •		8,700	6,905
3.419% due 12/20/2028 •		81,151	79,927
3.593% due 07/21/2028 •		5,700	5,649
3.974% due 02/07/2030 •		14,862	14,756
4.083% due 03/20/2051 •		12,200	9,936
4.571% due 04/27/2033 •		88,000	88,014
5.080% due 01/20/2027 •		1,300	1,303
5.202% due 04/25/2029 •		4,825	4,947

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.288% due 04/25/2034 •		$5,000	$5,175
5.308% (SOFRRATE + 1.010%) due 01/24/2031 ~		14,000	14,029
5.468% due 01/23/2035 •		22,300	23,300
5.511% due 01/24/2036 •		30,000	31,373
5.872% due 09/15/2034 •		2,521	2,702

Barclays PLC
4.972% due 05/16/2029 •		24,214	24,578
5.746% due 08/09/2033 •		2,400	2,524
5.851% due 03/21/2035 •	GBP	12,100	16,484
6.224% due 05/09/2034 •		$12,195	13,123
6.375% due 12/15/2025 •(h)(i)	GBP	4,000	5,389
6.692% due 09/13/2034 •		$13,720	15,185
7.437% due 11/02/2033 •		7,300	8,379
8.375% due 09/15/2031 •(h)(i)	GBP	2,200	3,120
8.875% due 09/15/2027 •(h)(i)		1,347	1,910
9.250% due 09/15/2028 •(h)(i)		23,900	34,821

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(i)		$1,000	1,003
7.625% due 02/11/2035 •(i)		10,000	10,545
8.450% due 06/29/2038 •(i)		400	444

Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,393
3.850% due 03/15/2052		13,600	10,682
4.200% due 08/15/2048		13,700	11,714

Berkshire Hathaway, Inc.
4.500% due 02/11/2043		245	233

BGC Group, Inc.
4.375% due 12/15/2025		6,100	6,093
6.150% due 04/02/2030		9,800	10,055
6.600% due 06/10/2029		3,500	3,642
8.000% due 05/25/2028		5,600	5,981

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		5,300	4,555
2.800% due 09/30/2050		10,500	6,576
3.200% due 01/30/2052		43,000	29,369
3.500% due 09/10/2049		5,500	4,020
4.000% due 10/02/2047		4,600	3,668

Blackstone Secured Lending Fund
2.750% due 09/16/2026		8,300	8,172

Block Financial LLC
2.500% due 07/15/2028		4,181	3,967

Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	26,241
4.125% due 10/07/2051		10,500	7,707
4.375% due 02/15/2032		11,000	10,527
6.250% due 04/18/2034		13,000	13,642

BNP Paribas SA
3.052% due 01/13/2031 •		10,700	10,069
3.132% due 01/20/2033 •(l)		12,400	11,291
5.125% due 01/13/2029 •		10,100	10,304
5.786% due 01/13/2033 •		9,400	9,872
7.375% due 06/11/2030 •(h)(i)	EUR	4,200	5,470
7.375% due 09/10/2034 •(h)(i)		$12,400	12,989
8.500% due 08/14/2028 •(h)(i)		5,400	5,776

BPCE SA
5.716% due 01/18/2030 •		4,200	4,345
5.936% due 05/30/2035 •		7,700	8,069
6.293% due 01/14/2036 •		16,450	17,612
7.003% due 10/19/2034 •		15,544	17,347

Brandywine Operating Partnership LP
4.550% due 10/01/2029 (l)		3,400	3,252

Brighthouse Financial, Inc.
3.850% due 12/22/2051		8,600	5,677

Broadstone Net Lease LLC
5.000% due 11/01/2032		2,200	2,188

Brookfield Asset Management Ltd.
6.077% due 09/15/2055		3,000	3,115

Brookfield Capital Finance LLC
6.087% due 06/14/2033		10,000	10,774

Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050		19,000	13,343

Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	10,542
3.625% due 02/15/2052		33,900	24,541

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.700% due 09/20/2047		$34,350	$30,133
5.330% due 01/15/2036		1,400	1,408
5.813% due 03/03/2055		6,000	6,050
5.968% due 03/04/2054		32,700	33,738

Brown & Brown, Inc.
4.500% due 03/15/2029		10,300	10,330
4.950% due 03/17/2052		14,800	13,054
5.550% due 06/23/2035		2,700	2,780
6.250% due 06/23/2055		4,300	4,528

Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,392
7.200% due 12/12/2028		15,000	16,031

Capital One Financial Corp.
5.268% due 05/10/2033 •		3,800	3,887

Carlyle Finance LLC
5.650% due 09/15/2048		5,700	5,666

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,600	3,490

CBRE Services, Inc.
5.950% due 08/15/2034		10,000	10,673

Chubb INA Holdings LLC
2.850% due 12/15/2051		3,800	2,489
3.050% due 12/15/2061		10,748	6,741

CI Financial Corp.
3.200% due 12/17/2030		2,500	2,244
4.100% due 06/15/2051		38,200	27,729
7.500% due 05/30/2029		17,800	18,978

Citadel Finance LLC
5.900% due 02/10/2030		22,200	22,532

Citadel LP
6.000% due 01/23/2030		2,200	2,288
6.375% due 01/23/2032		2,900	3,071

Citibank NA
5.570% due 04/30/2034		2,000	2,121

Citigroup, Inc.
3.200% due 10/21/2026		13,052	12,947
3.668% due 07/24/2028 •		10,000	9,914
4.075% due 04/23/2029 •		44,000	43,899
5.333% due 03/27/2036 •		10,200	10,430
5.827% due 02/13/2035 •		13,400	13,902

CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,535
5.500% due 06/15/2033		7,400	7,686

Commonwealth Bank of Australia
3.784% due 03/14/2032 (i)		13,700	12,976

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		37,195	35,379
4.375% due 06/29/2027 •(h)(i)	EUR	21,400	25,318
4.625% due 12/29/2025 •(h)(i)		9,200	10,844
5.447% due 03/05/2030 •		$6,100	6,320

COPT Defense Properties LP
2.250% due 03/15/2026		3,600	3,564
2.900% due 12/01/2033		4,000	3,389
4.500% due 10/15/2030 (b)		2,100	2,087

Corebridge Financial, Inc.
3.900% due 04/05/2032		18,900	18,059
4.350% due 04/05/2042		10,400	8,990
4.400% due 04/05/2052		30,500	25,252
6.375% due 09/15/2054 •(l)		7,000	7,195
6.875% due 12/15/2052 •		12,500	12,822

Corebridge Global Funding
4.900% due 01/07/2028		3,700	3,764

CoStar Group, Inc.
2.800% due 07/15/2030		11,400	10,441

Credit Agricole SA
5.862% due 01/09/2036 •		16,100	16,935
7.250% due 09/23/2028 •(h)(i)	EUR	35,700	45,194

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)		$6,900	6,988
6.740% due 03/20/2030 «(k)		8,200	8,370

Crown Castle, Inc.
2.100% due 04/01/2031		700	613
2.250% due 01/15/2031		5,253	4,677
2.500% due 07/15/2031		385	343
3.100% due 11/15/2029		7,500	7,137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 01/15/2051		$16,025	$10,827
3.800% due 02/15/2028		14,700	14,533
4.000% due 11/15/2049		39,410	30,306
4.300% due 02/15/2029		4,400	4,382
4.450% due 02/15/2026		13,095	13,089
4.750% due 05/15/2047		16,840	14,895
5.200% due 09/01/2034		17,549	17,745
5.200% due 02/15/2049		18,710	17,245

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		5,000	4,981

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(h)		8,400	8,738

Danske Bank AS
5.427% due 03/01/2028 •		2,100	2,136

Deutsche Bank AG
2.129% due 11/24/2026 •		12,200	12,156
3.729% due 01/14/2032 •		16,000	15,009

Digital Realty Trust LP
4.450% due 07/15/2028		8,886	8,956

DOC Dr. LLC
3.950% due 01/15/2028		7,900	7,839

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		36,000	32,091

EPR Properties
3.600% due 11/15/2031		2,700	2,494
3.750% due 08/15/2029		11,360	10,940
4.500% due 06/01/2027		9,325	9,334
4.750% due 12/15/2026		100	100
4.950% due 04/15/2028		14,200	14,313

Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/2034		250	260

Equinix, Inc.
3.000% due 07/15/2050		17,681	11,569
3.900% due 04/15/2032 (l)		49,725	47,721

Equitable Holdings, Inc.
4.350% due 04/20/2028		2,689	2,699
4.572% due 02/15/2029		6,032	6,062
5.000% due 04/20/2048		15,017	13,835
6.700% due 03/28/2055 •		13,000	13,562

Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	8,000	9,406
8.500% due 10/15/2028 •(h)(i)		1,200	1,590

Essential Properties LP
2.950% due 07/15/2031		$5,000	4,509
5.400% due 12/01/2035		2,200	2,210

Essex Portfolio LP
2.550% due 06/15/2031		7,500	6,720
2.650% due 09/01/2050		11,800	7,244
3.625% due 05/01/2027		900	894
5.375% due 04/01/2035		8,000	8,265
5.500% due 04/01/2034		1,011	1,051

Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,686
3.900% due 04/01/2029		2,900	2,861
4.950% due 01/15/2033		2,800	2,818

F&G Global Funding
5.875% due 01/16/2030		5,000	5,200

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	7,230
4.850% due 04/17/2028		9,600	9,730
5.625% due 08/16/2032		7,450	7,748
6.000% due 12/07/2033		15,000	15,984
6.100% due 03/15/2055 (l)		19,700	20,225
6.350% due 03/22/2054		11,900	12,592

Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	18,231
7.000% due 10/15/2064 •		11,100	11,574

First American Financial Corp.
4.000% due 05/15/2030		3,300	3,192
5.450% due 09/30/2034		2,200	2,208

FMR LLC
5.150% due 02/01/2043		1,550	1,490
6.450% due 11/15/2039		500	555
6.500% due 12/14/2040		10,000	11,195

Ford Holdings LLC
9.300% due 03/01/2030		10,500	12,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Motor Credit Co. LLC
5.850% due 05/17/2027	$5,000	$5,064
5.918% due 03/20/2028	4,000	4,069

Franklin Resources, Inc.
2.950% due 08/12/2051	2,800	1,797

FS KKR Capital Corp.
3.125% due 10/12/2028	6,200	5,749
6.125% due 01/15/2030	8,000	7,968
6.875% due 08/15/2029	1,330	1,363
7.875% due 01/15/2029	17,000	17,866

GA Global Funding Trust
5.200% due 12/09/2031	4,000	4,075
5.400% due 01/13/2030	2,700	2,801
5.500% due 01/08/2029	4,200	4,349
5.900% due 01/13/2035	10,600	11,016

Global Atlantic Fin Co.
6.750% due 03/15/2054	1,810	1,918
7.950% due 06/15/2033	10,000	11,597
7.950% due 10/15/2054 •	5,500	5,829

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	15,074	13,574
4.000% due 01/15/2030	13,040	12,639
4.000% due 01/15/2031	3,100	2,970
5.250% due 02/15/2033	1,800	1,804
5.300% due 01/15/2029	28,800	29,350
5.625% due 09/15/2034	19,234	19,483
5.750% due 06/01/2028	1,166	1,199
5.750% due 11/01/2037	17,300	17,193
6.250% due 09/15/2054	15,000	15,123
6.750% due 12/01/2033	4,400	4,771

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	4,000	3,630
3.102% due 02/24/2033 •	1,700	1,560
3.436% due 02/24/2043 •	14,100	11,130
3.691% due 06/05/2028 •	14,644	14,540
4.411% due 04/23/2039 •	9,100	8,420
5.016% due 10/23/2035 •	50,000	50,357
5.049% due 07/23/2030 •	6,200	6,356
5.330% due 07/23/2035 •	17,724	18,252
5.536% due 01/28/2036 •	20,000	20,887
5.734% due 01/28/2056 •	25,900	26,872
6.750% due 10/01/2037	80,100	89,782

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	21,100	20,996

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	21,200	19,786

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034	10,900	11,022

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	21,450	21,170

Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047	3,200	2,644

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	7,903	6,667

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034	16,600	16,902
6.750% due 07/15/2035	15,100	15,577

Hanover Insurance Group, Inc.
4.500% due 04/15/2026	6,600	6,605

Hardwood Funding LLC
4.840% due 06/07/2028 «(k)	2,600	2,634
4.980% due 06/07/2030 «(k)	1,700	1,736
5.160% due 06/07/2032 «(k)	4,200	4,325

Hartford Insurance Group, Inc.
6.598% due 02/12/2067 •	3,600	3,370

Healthpeak OP LLC
5.375% due 02/15/2035	11,100	11,348
6.750% due 02/01/2041	3,500	3,862

High Street Funding Trust II
4.682% due 02/15/2048	8,800	7,765

Highwoods Realty LP
2.600% due 02/01/2031	2,700	2,387
4.200% due 04/15/2029	2,198	2,155
7.650% due 02/01/2034	1,822	2,069

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034	18,000	17,611

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	79

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Host Hotels & Resorts LP
5.700% due 07/01/2034		$25	$26

HPS Corporate Lending Fund
5.950% due 04/14/2032		10,000	10,171

HSBC Holdings PLC
2.804% due 05/24/2032 •		46,910	42,530
4.583% due 06/19/2029 •		3,050	3,072
5.402% due 08/11/2033 •		500	519
5.450% due 03/03/2036 •		15,900	16,414
5.875% due 09/28/2026 •(h)(i)	GBP	17,200	23,204
6.500% due 03/23/2028 •(h)(i)(l)		$17,900	18,307
6.500% due 09/15/2037		18,115	19,467
6.800% due 06/01/2038		4,300	4,796
7.000% due 04/07/2038	GBP	1,900	2,714
7.625% due 05/17/2032		$11,347	12,713

Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	6,534
4.650% due 04/01/2029 (l)		4,537	4,226
5.950% due 02/15/2028		2,400	2,369

ING Groep NV
5.550% due 03/19/2035 •		13,696	14,235

Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,671
4.600% due 03/15/2033		17,886	18,000

Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	16,518
7.778% due 06/20/2054 •		26,000	31,253
7.800% due 11/28/2053		34,100	42,163

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	3,113
2.700% due 01/15/2034		7,800	6,623
4.150% due 04/15/2032		14,500	14,034
4.875% due 02/01/2035		2,600	2,570
4.950% due 01/15/2033		8,100	8,144
5.450% due 08/15/2030		4,400	4,580
5.500% due 08/15/2033		2,200	2,288

JAB Holdings BV
2.200% due 11/23/2030		1,571	1,380
3.750% due 05/28/2051		5,200	3,611
4.500% due 04/08/2052		60,700	48,036

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		22,200	23,850

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	11,215
2.739% due 10/15/2030 •		20,175	19,057
2.963% due 01/25/2033 •		31,000	28,370
3.509% due 01/23/2029 •		12,100	11,942
3.702% due 05/06/2030 •		5,000	4,916
3.897% due 01/23/2049 •		4,720	3,809
4.005% due 04/23/2029 •		12,113	12,086
4.586% due 04/26/2033 •		23,000	23,081
4.946% due 10/22/2035 •		13,500	13,620
4.995% due 07/22/2030 •		7,300	7,490
5.012% due 01/23/2030 •		30,500	31,251
5.294% due 07/22/2035 •		12,300	12,709
5.336% due 01/23/2035 •		15,000	15,596
5.350% due 06/01/2034 •		33,100	34,500
5.502% due 01/24/2036 •		15,600	16,329
5.534% due 11/29/2045 •		40,340	41,511
5.572% due 04/22/2036 •		10,000	10,546
5.576% (SOFRRATE + 1.635%) due 07/23/2036 ~		11,400	11,826
5.581% due 04/22/2030 •		5,300	5,537
5.766% due 04/22/2035 •		9,460	10,083
6.087% due 10/23/2029 •		3,356	3,542
6.254% due 10/23/2034 •		11,400	12,566

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,129

KBC Group NV
6.250% due 09/17/2031 •(h)(i)	EUR	600	737
8.000% due 09/05/2028 •(h)(i)		2,400	3,135

Kilroy Realty LP
2.650% due 11/15/2033		$15,850	12,982
3.050% due 02/15/2030		1,500	1,385
4.250% due 08/15/2029 (l)		12,400	12,171
4.750% due 12/15/2028		2,000	2,013
5.875% due 10/15/2035		14,200	14,402

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 01/15/2036		$3,300	$3,416

KKR Financial Holdings LLC
5.400% due 05/23/2033		15,900	15,600

KKR Group Finance Co. VII LLC
3.625% due 02/25/2050		26,000	19,101

KKR Group Finance Co. VIII LLC
3.500% due 08/25/2050		43,777	31,527

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,400	1,429

Lazard Group LLC
4.500% due 09/19/2028		400	402
6.000% due 03/15/2031		4,000	4,230

Legg Mason, Inc.
5.625% due 01/15/2044 (l)		18,493	18,574

Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	14,450
4.300% due 02/01/2061		14,500	9,144

Lloyds Bank PLC
0.000% due 04/02/2032 þ		10,000	7,437

Lloyds Banking Group PLC
4.550% due 08/16/2028		20,200	20,412
5.590% due 11/26/2035 •		14,500	15,079
5.679% due 01/05/2035 •(l)		11,629	12,195
8.000% due 09/27/2029 •(h)(i)		750	812
8.500% due 09/27/2027 •(h)(i)	GBP	4,600	6,502

LPL Holdings, Inc.
5.750% due 06/15/2035		$19,800	20,320

LSEGA Financing PLC
3.200% due 04/06/2041		2,700	2,085

M&G PLC
5.560% due 07/20/2055 •	GBP	1,900	2,416

Marex Group PLC
5.829% due 05/08/2028		$800	812

Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		4,900	4,120
4.350% due 01/30/2047		4,800	4,121
4.900% due 03/15/2049		5,200	4,787
5.000% due 03/15/2035		10,000	10,128
5.350% due 11/15/2044		20,000	19,855
5.400% due 03/15/2055		34,900	34,253
5.450% due 03/15/2053		10,800	10,730
5.700% due 09/15/2053 (l)		20,000	20,500

Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,523
4.900% due 04/01/2077		4,800	4,085
5.077% due 02/15/2069 •		27,500	25,034

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	7,179
6.100% due 06/11/2055 •		15,000	15,619

Mercury General Corp.
4.400% due 03/15/2027		4,495	4,476

MetLife, Inc.
6.350% due 03/15/2055 •		15,100	16,057
9.250% due 04/08/2068		51,066	61,365
10.750% due 08/01/2069		5,132	6,864

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	12,553
2.309% due 07/20/2032 •		3,000	2,659
3.751% due 07/18/2039		1,200	1,054
4.315% due 04/19/2033 •		25,000	24,593
5.133% due 07/20/2033 •		17,300	17,805
5.188% due 09/12/2036 •		16,900	17,180
5.441% due 02/22/2034 •		11,600	12,155

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	16,399
2.172% due 05/22/2032 •		6,556	5,779
2.201% due 07/10/2031 •		9,800	8,855
5.422% due 05/13/2036 •		10,000	10,359

Morgan Stanley
0.000% due 04/02/2032 þ(k)		62,100	44,862
2.239% due 07/21/2032 •		28,500	25,178
2.943% due 01/21/2033 •		5,200	4,729
3.217% due 04/22/2042 •		15,200	11,893
4.654% due 10/18/2030 •		14,800	14,966
4.889% due 07/20/2033 •		2,700	2,742

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.042% due 07/19/2030 •		$3,400	$3,485
5.250% due 04/21/2034 •		6,500	6,705
5.297% due 04/20/2037 •		16,019	16,256
5.320% due 07/19/2035 •		18,000	18,580
5.424% due 07/21/2034 •		11,400	11,881
5.466% due 01/18/2035 •		8,373	8,724
5.587% due 01/18/2036 •		15,600	16,341
5.656% due 04/18/2030 •		1,900	1,984
5.664% due 04/17/2036 •		8,000	8,444
5.831% due 04/19/2035 •		10,000	10,664
6.627% due 11/01/2034 •		8,255	9,242

Mutual of Omaha Cos Global Funding
5.450% due 12/12/2028		3,100	3,208

Mutual of Omaha Insurance Co.
6.144% due 01/16/2064 •		25,000	25,905

National Health Investors, Inc.
3.000% due 02/01/2031		10,600	9,597
5.350% due 02/01/2033		900	893

Nationwide Building Society
4.302% due 03/08/2029 •		1,500	1,499
6.557% due 10/18/2027 •		10,755	11,001

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		10,000	7,734

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,791
9.375% due 08/15/2039		32,300	43,837

NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)		19,400	17,780
5.076% due 01/27/2030 •		42,350	43,269
5.778% due 03/01/2035 •		10,453	11,027
7.300% due 11/19/2034 •(h)(i)		10,000	10,560
7.625% due 09/30/2035 •(h)(i)	GBP	11,000	14,928
8.125% due 11/10/2033 •(h)(i)		$5,000	5,637

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		6,200	6,205
4.875% due 04/15/2045		13,688	12,020

New York Life Insurance Co.
4.450% due 05/15/2069		16,700	13,310
6.750% due 11/15/2039		4,260	4,870

Newmark Group, Inc.
7.500% due 01/12/2029		3,300	3,543

Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	33,248

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		39,200	38,600
2.750% due 03/09/2028		9,503	8,924

NLG Global Funding
5.400% due 01/23/2030		6,100	6,323

Nomura Holdings, Inc.
2.172% due 07/14/2028		11,600	10,963
2.608% due 07/14/2031		12,400	11,144
2.679% due 07/16/2030		11,200	10,298
2.999% due 01/22/2032		14,100	12,765
3.103% due 01/16/2030		2,200	2,077
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		3,800	3,832
5.842% due 01/18/2028		12,400	12,825
6.181% due 01/18/2033		30,000	32,470

Nordea Bank Abp
3.750% due 03/01/2029 •(h)(i)		2,500	2,329

Norinchukin Bank
5.094% due 10/16/2029		2,400	2,457

Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		31,400	22,318
3.625% due 09/30/2059		62,990	43,883
3.850% due 09/30/2047		10,340	8,040
6.063% due 03/30/2040		1	1
6.170% due 05/29/2055		7,000	7,539

Old Republic International Corp.
3.850% due 06/11/2051		37,900	27,606

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		500	464
3.625% due 10/01/2029		4,000	3,839
4.750% due 01/15/2028		7,000	7,064
5.250% due 01/15/2026		10,061	10,064

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Omnis Funding Trust
6.722% due 05/15/2055	$10,000	$10,794

OneAmerica Financial Partners, Inc.
4.250% due 10/15/2050	5,400	4,245

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	3,900	3,877

Pacific Life Insurance Co.
5.950% due 09/15/2055	25,100	25,965
9.250% due 06/15/2039	63,816	87,090

Pacific LifeCorp
3.350% due 09/15/2050	5,700	3,945

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)	17,987	13,556

Paychex, Inc.
5.350% due 04/15/2032	1,816	1,885
5.600% due 04/15/2035	800	838

Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	26,828
7.625% due 06/15/2040	32,535	38,447

Pine Street Trust II
5.568% due 02/15/2049	23,800	22,601

Pinnacol Assurance
8.625% due 06/25/2034 «(k)	24,000	27,075

Popular, Inc.
7.250% due 03/13/2028	14,700	15,369

Progressive Corp.
4.125% due 04/15/2047	1,700	1,433

Prologis Targeted U.S. Logistics Fund LP
5.250% due 01/15/2035	3,500	3,582

Protective Life Global Funding
5.432% due 01/14/2032	20,000	20,841
5.467% due 12/08/2028	2,000	2,076

Rayonier LP
2.750% due 05/17/2031	7,500	6,737

Realty Income Corp.
2.700% due 02/15/2032	11,400	10,270
3.200% due 02/15/2031	6,700	6,320
3.400% due 01/15/2028	1,265	1,247
3.400% due 01/15/2030	1,725	1,671
3.950% due 08/15/2027	3,316	3,314
4.450% due 09/15/2026	2,350	2,355

Regency Centers LP
4.125% due 03/15/2028	1,100	1,100

Rexford Industrial Realty LP
2.125% due 12/01/2030	11,800	10,508

RGA Global Funding
5.250% due 01/09/2030	6,900	7,141
5.500% due 01/11/2031	4,500	4,699
6.000% due 11/21/2028	3,000	3,156

Sabra Health Care LP
3.200% due 12/01/2031	7,659	6,959
3.900% due 10/15/2029	3,368	3,265

Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	16,940
6.875% due 04/15/2034	8,000	8,816

Santander Holdings USA, Inc.
4.400% due 07/13/2027	3,080	3,089
5.473% due 03/20/2029 •	4,100	4,180
5.741% due 03/20/2031 •	3,200	3,305

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	15,703
3.823% due 11/03/2028 •	47,925	47,456
4.858% due 09/11/2030 •	5,680	5,747
5.694% due 04/15/2031 •	8,900	9,290

SBA Tower Trust
2.328% due 07/15/2052	10,300	9,792

Selective Insurance Group, Inc.
5.375% due 03/01/2049	8,800	8,131
5.900% due 04/15/2035	600	624

Simon Property Group LP
3.250% due 09/13/2049	175	123

Sixth Street Lending Partners
5.750% due 01/15/2030	11,300	11,491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$4,200	$3,985

Societe Generale SA
6.221% due 06/15/2033 •(l)		10,500	11,040

Standard Chartered PLC
3.265% due 02/18/2036 •		15,500	14,234

Stifel Financial Corp.
4.000% due 05/15/2030		5,600	5,491

Store Capital LLC
2.750% due 11/18/2030		1,900	1,728
5.400% due 04/30/2030		5,000	5,094

Sumitomo Life Insurance Co.
3.375% due 04/15/2081 •		16,300	15,117

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	33,612
3.040% due 07/16/2029		7,000	6,696
5.424% due 07/09/2031		34,930	36,664
5.558% due 07/09/2034		20,100	21,216
5.710% due 01/13/2030		14,600	15,401
5.808% due 09/14/2033 (l)		6,800	7,302

Sun Communities Operating LP
2.700% due 07/15/2031		6,800	6,156

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(h)(i)(l)		6,000	5,724

Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,733
4.270% due 05/15/2047		11,300	9,390
4.900% due 09/15/2044		18,400	17,024
6.850% due 12/16/2039		5,129	5,892

Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP	276	379

Toronto-Dominion Bank
8.125% due 10/31/2082 •(i)		$20,000	21,166

Transatlantic Holdings, Inc.
8.000% due 11/30/2039		7,933	9,961

Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,313

Truist Financial Corp.
6.123% due 10/28/2033 •		12,000	12,933

Trust Fibra Uno
6.390% due 01/15/2050		23,500	21,707
6.950% due 01/30/2044		25,270	25,096
7.375% due 02/13/2034		2,900	3,129

Trustage Financial Group, Inc.
4.625% due 04/15/2032		54,700	52,490

UBS AG
7.500% due 02/15/2028		34,800	37,474

UBS Group AG
2.746% due 02/11/2033 •		10,900	9,723
3.091% due 05/14/2032 •		57,529	53,249
3.179% due 02/11/2043 •		1,100	840
3.869% due 01/12/2029 •		6,450	6,397
4.125% due 04/15/2026		34,600	34,605
4.151% due 12/23/2029 •		21,400	21,355
4.194% due 04/01/2031 •		2,250	2,225
4.282% due 01/09/2028		13,400	13,406
4.550% due 04/17/2026		13,000	13,036
4.875% due 02/12/2027 •(h)(i)		7,400	7,312
4.988% due 08/05/2033 •		5,000	5,056
5.379% due 09/06/2045 •		15,000	15,017
5.617% due 09/13/2030 •		1,200	1,254
5.699% due 02/08/2035 •		11,400	12,015
5.959% due 01/12/2034 •		40,000	42,801
6.301% due 09/22/2034 •		12,900	14,090
6.537% due 08/12/2033 •		38,750	42,758
6.600% due 08/05/2030 •(h)(i)		15,000	15,101
6.850% due 09/10/2029 •(h)(i)		8,500	8,797
7.000% due 02/10/2030 •(h)(i)		17,000	17,471
7.125% due 08/10/2034 •(h)(i)		7,700	7,931
9.250% due 11/13/2028 •(h)(i)		19,900	22,004
9.250% due 11/13/2033 •(h)(i)		7,000	8,346

UDR, Inc.
3.500% due 07/01/2027		3,323	3,290

Unum Group
4.046% due 08/15/2041		15,000	12,267
6.000% due 06/15/2054		3,800	3,852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VICI Properties LP
4.750% due 04/01/2028	$1,200	$1,213
5.125% due 11/15/2031	3,200	3,249
5.125% due 05/15/2032	11,100	11,214
5.625% due 04/01/2035	11,500	11,783
5.625% due 05/15/2052	24,400	23,295
5.750% due 04/01/2034	2,400	2,495
6.125% due 04/01/2054	4,000	4,061

VICI Properties LP/VICI Note Co., Inc.
4.125% due 08/15/2030	4,633	4,479

Visa, Inc.
2.000% due 08/15/2050	407	226

Voya Financial, Inc.
4.700% due 01/23/2048 •	6,800	6,569
5.000% due 09/20/2034	5,200	5,175

W.R. Berkley Corp.
4.000% due 05/12/2050	4,900	3,857

Wells Fargo & Co.
2.393% due 06/02/2028 •	9,300	9,042
2.572% due 02/11/2031 •	16,817	15,632
2.879% due 10/30/2030 •	30,900	29,263
3.000% due 04/22/2026	2,000	1,989
3.584% due 05/22/2028 •	21,300	21,112
4.611% due 04/25/2053 •	64,700	56,882
4.892% due 09/15/2036 •	23,200	23,163
5.211% due 12/03/2035 •	47,750	48,807
5.376% (SOFRRATE + 1.070%) due 04/22/2028 ~	13,700	13,791
5.557% due 07/25/2034 •	63,737	66,972

Wells Fargo Bank NA
6.600% due 01/15/2038	10,000	11,298

Welltower OP LLC
4.500% due 07/01/2030	11,500	11,613
5.125% due 07/01/2035	11,700	11,922
6.500% due 03/15/2041	29,850	33,296

Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	16,216
6.950% due 10/01/2027	4,500	4,749
7.375% due 03/15/2032	39,647	45,442

Willis North America, Inc.
3.875% due 09/15/2049	13,550	10,294
5.350% due 05/15/2033	3,944	4,084

		7,560,939

INDUSTRIALS 32.0%

7-Eleven, Inc.
2.800% due 02/10/2051	15,352	9,512

AbbVie, Inc.
4.250% due 11/21/2049	8,499	7,165
4.300% due 05/14/2036	19,258	18,517
4.400% due 11/06/2042	40,050	36,140
4.450% due 05/14/2046	33,150	29,361
4.500% due 05/14/2035	20,877	20,494
4.550% due 03/15/2035	1,697	1,671
4.700% due 05/14/2045	13,300	12,208
4.850% due 06/15/2044	36,900	34,843
5.200% due 03/15/2035	11,600	12,011
5.400% due 03/15/2054	4,800	4,776
5.500% due 03/15/2064	7,800	7,802
5.600% due 03/15/2055	14,000	14,335

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047	7,900	7,334

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030	4,185	3,949

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054	17,500	16,631

Advocate Health & Hospitals Corp.
2.211% due 06/15/2030	11,150	10,232

AEP Transmission Co. LLC
2.750% due 08/15/2051	5,402	3,434
3.150% due 09/15/2049	6,000	4,135
3.650% due 04/01/2050	2,700	2,042
4.250% due 09/15/2048	1,474	1,233
5.400% due 03/15/2053	10,300	10,231

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	81

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	4,600	$4,996

Aetna, Inc.
4.750% due 03/15/2044		$50	43

Air Canada Pass-Through Trust
5.250% due 10/01/2030		4,529	4,637

Aker BP ASA
5.800% due 10/01/2054		9,900	9,186

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029 (l)		12,040	12,067

Alcon Finance Corp.
3.000% due 09/23/2029		500	477

Amazon.com, Inc.
2.700% due 06/03/2060		2,769	1,640
3.100% due 05/12/2051		18,352	12,780
3.250% due 05/12/2061		40,500	27,117
4.100% due 04/13/2062		10,000	8,055
4.250% due 08/22/2057		19,550	16,442

American Airlines Pass-Through Trust
2.875% due 01/11/2036		17,790	16,153
3.000% due 04/15/2030		419	403
3.150% due 08/15/2033		6,065	5,692
3.200% due 12/15/2029		5,266	5,105
3.350% due 04/15/2031		3,106	2,999
3.375% due 11/01/2028		5,195	5,113
3.500% due 08/15/2033		2,736	2,507
3.575% due 07/15/2029		5,662	5,554
3.600% due 03/22/2029		5,574	5,468
3.600% due 04/15/2031		2,395	2,278
3.650% due 08/15/2030		1,892	1,841
3.700% due 04/01/2028		5,043	5,014

American Medical Systems Europe BV
3.000% due 03/08/2031	EUR	5,600	6,554
3.250% due 03/08/2034		5,600	6,508

Amgen, Inc.
2.800% due 08/15/2041		$3,700	2,730
3.375% due 02/21/2050		4,515	3,271
4.663% due 06/15/2051		144,713	126,503
4.875% due 03/01/2053		800	714
4.950% due 10/01/2041		4,650	4,406
5.250% due 03/02/2033		27,706	28,708
5.600% due 03/02/2043		8,792	8,913
5.650% due 03/02/2053		41,810	41,732
5.750% due 03/02/2063		35,965	35,907

Amrize Finance U.S. LLC
4.750% due 09/22/2046		2,400	2,129

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		9,100	8,808

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036		82,070	81,069
4.900% due 02/01/2046		105,682	99,080

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		1,520	1,421

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,250	2,164
5.450% due 01/23/2039		3,150	3,256
5.800% due 01/23/2059		27,601	28,793

Apple, Inc.
2.800% due 02/08/2061		7,100	4,286
2.850% due 08/05/2061		7,900	4,810
2.950% due 09/11/2049		20,600	14,123
3.750% due 09/12/2047		21,600	17,395
3.850% due 08/04/2046		53,395	44,222
4.850% due 05/10/2053 (l)		6,800	6,618

Aptiv Swiss Holdings Ltd.
5.400% due 03/15/2049		10,000	9,169

Arrow Electronics, Inc.
2.950% due 02/15/2032		600	536

Ashtead Capital, Inc.
5.800% due 04/15/2034		14,400	15,099

Astrazeneca Finance LLC
5.000% due 02/26/2034		21,061	21,729

AstraZeneca PLC
4.375% due 11/16/2045		1,400	1,249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bacardi Ltd.
5.150% due 05/15/2038		$22,540	$21,306
5.300% due 05/15/2048		21,150	19,269

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		15,000	10,872

Barrick North America Finance LLC
5.700% due 05/30/2041		4,768	4,907

Bayer U.S. Finance II LLC
4.200% due 07/15/2034		14,484	13,453
4.375% due 12/15/2028		5,700	5,681
4.400% due 07/15/2044		4,000	3,209
4.625% due 06/25/2038		2,400	2,174
4.875% due 06/25/2048		24,000	20,273

Bayer U.S. Finance LLC
6.250% due 01/21/2029		400	421
6.375% due 11/21/2030		24,305	25,984
6.500% due 11/21/2033		21,900	23,633
6.875% due 11/21/2053 (l)		8,900	9,696

Becton Dickinson & Co.
3.794% due 05/20/2050		17,200	13,180
5.110% due 02/08/2034		6,646	6,795

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	6,200	7,418

Beignet
6.850% due 06/01/2049 «(b)		$270,300	270,300

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		14,000	9,219

Bio-Rad Laboratories, Inc.
3.700% due 03/15/2032		5,527	5,168

Block, Inc.
6.000% due 08/15/2033		800	820

BMW U.S. Capital LLC
4.500% due 08/11/2030		6,000	6,011
4.936% (SOFRINDX + 0.780%) due 03/19/2027 ~		3,300	3,315
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~		6,000	6,035

Boeing Co.
3.250% due 02/01/2035		2,255	1,958
3.600% due 05/01/2034		8,470	7,665
3.625% due 02/01/2031		1,400	1,342
3.650% due 03/01/2047		1,945	1,423
3.750% due 02/01/2050		3,200	2,366
3.825% due 03/01/2059		4,515	3,198
3.950% due 08/01/2059		9,500	6,833
5.040% due 05/01/2027		8,000	8,088
5.705% due 05/01/2040		63,800	65,139
5.805% due 05/01/2050		115,490	115,457
5.930% due 05/01/2060		107,175	107,151
6.259% due 05/01/2027		3,600	3,706
6.528% due 05/01/2034		14,500	16,041
6.858% due 05/01/2054		360	411
7.008% due 05/01/2064		2,000	2,317

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		5,900	6,199
5.950% due 04/15/2035		5,200	5,425

Boston Scientific Corp.
6.500% due 11/15/2035		36,000	40,420
7.375% due 01/15/2040		41,000	50,080

BP Capital Markets America, Inc.
4.893% due 09/11/2033		58,653	59,525

Bristol-Myers Squibb Co.
3.700% due 03/15/2052		8,400	6,274
4.250% due 10/26/2049		9,728	8,071
4.350% due 11/15/2047		2,884	2,461
5.550% due 02/22/2054		10,800	10,772
5.650% due 02/22/2064		28,925	28,708

British Airways Pass-Through Trust
3.300% due 06/15/2034		16,868	15,983
3.350% due 12/15/2030		1,050	1,012
4.250% due 05/15/2034		2,522	2,464

Broadcom, Inc.
2.600% due 02/15/2033		42,501	37,324
3.137% due 11/15/2035		57,112	49,432
3.419% due 04/15/2033		22,730	21,044
3.469% due 04/15/2034		52,213	47,671

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 02/15/2041	$22,400	$18,444
4.150% due 11/15/2030	918	915
4.150% due 04/15/2032	44,100	43,266
4.300% due 11/15/2032	21,250	20,983
5.150% due 11/15/2031	1,600	1,663
5.200% due 04/15/2032	10,000	10,415

Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	24,378
4.450% due 01/15/2053	4,909	4,221
5.200% due 04/15/2054	42,483	40,814
5.500% due 03/15/2055	11,700	11,740

Cameron LNG LLC
3.402% due 01/15/2038	26,700	23,164
3.701% due 01/15/2039	1,430	1,228

Canadian Pacific Railway Co.
3.000% due 12/02/2041	12,500	9,375
4.300% due 05/15/2043	5,000	4,351
4.700% due 05/01/2048	15,900	14,208
4.950% due 08/15/2045	24,795	23,305
6.125% due 09/15/2115	51,558	53,260

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031	11,800	11,030
5.550% due 08/22/2034	16,600	17,031

Centene Corp.
2.450% due 07/15/2028	25,913	24,100
2.500% due 03/01/2031	3,800	3,276
2.625% due 08/01/2031	1,100	946
3.375% due 02/15/2030	700	644
4.625% due 12/15/2029	4,188	4,063

CF Industries, Inc.
5.150% due 03/15/2034	20,066	20,261

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041	15,877	11,590
3.500% due 03/01/2042	13,700	9,873
3.700% due 04/01/2051	7,185	4,743
3.850% due 04/01/2061	94,400	58,883
3.900% due 06/01/2052	22,775	15,436
4.400% due 12/01/2061	65,700	45,557
4.800% due 03/01/2050	36,900	29,245
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	32,684
5.250% due 04/01/2053 (l)	24,971	20,880
5.850% due 12/01/2035	11,100	11,210
6.484% due 10/23/2045	19	19
6.700% due 12/01/2055	7,200	7,291

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	17,632
3.700% due 11/15/2029	5,000	4,861

Cheniere Energy Partners LP
5.550% due 10/30/2035	13,600	13,903
5.750% due 08/15/2034	17,680	18,389
5.950% due 06/30/2033	16,975	17,977

Cheniere Energy, Inc.
5.650% due 04/15/2034	8,900	9,179

Cigna Group
5.250% due 01/15/2036	11,500	11,651
6.000% due 01/15/2056	3,200	3,322

Coca-Cola Co.
2.500% due 03/15/2051	12,860	7,871
5.300% due 05/13/2054	1,000	996
5.400% due 05/13/2064	975	971

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,000

Comcast Corp.
2.650% due 08/15/2062	18,400	9,700
2.800% due 01/15/2051	250	153
2.887% due 11/01/2051	1,879	1,158
2.937% due 11/01/2056	127,118	75,502
3.450% due 02/01/2050	20,000	13,993
3.969% due 11/01/2047	34,422	26,921
3.999% due 11/01/2049	98,621	76,120
4.000% due 03/01/2048	12,260	9,608
5.350% due 05/15/2053	596	559
5.500% due 05/15/2064	169	159

CommonSpirit Health
3.347% due 10/01/2029	10,000	9,672

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.187% due 10/01/2049	$2,100	$1,671

Conagra Brands, Inc.
5.000% due 08/01/2030	2,200	2,223
5.750% due 08/01/2035	10,100	10,289

Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,635
4.500% due 05/09/2047	8,100	6,810
4.750% due 05/09/2032	2,661	2,677

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(k)	9,909	10,226

Cox Communications, Inc.
4.500% due 06/30/2043	21,841	17,628
4.700% due 12/15/2042	4,070	3,356
4.800% due 02/01/2035	13,000	12,286
5.800% due 12/15/2053	19,854	18,084

CSL Finance PLC
4.750% due 04/27/2052	12,170	10,771
4.950% due 04/27/2062	9,200	8,220

CVS Health Corp.
3.750% due 04/01/2030	4,900	4,748
4.125% due 04/01/2040	4,543	3,862
5.050% due 03/25/2048	36,500	32,504
5.125% due 07/20/2045	33,485	30,415
5.250% due 02/21/2033	3,000	3,070
5.300% due 12/05/2043	7,100	6,650
5.450% due 09/15/2035	13,800	14,049
5.625% due 02/21/2053	18,200	17,307
5.875% due 06/01/2053	4,600	4,523
6.000% due 06/01/2063	2,200	2,169
6.050% due 06/01/2054	500	506
6.200% due 09/15/2055	12,600	12,977
6.250% due 09/15/2065	23,500	23,920

CVS Pass-Through Trust
4.163% due 08/11/2036	6,817	6,438
5.773% due 01/10/2033	780	800
5.880% due 01/10/2028	1,076	1,085
5.926% due 01/10/2034	19,016	19,362
6.036% due 12/10/2028	584	597
6.943% due 01/10/2030	14,731	15,396
7.507% due 01/10/2032	45,051	48,022
8.353% due 07/10/2031	8,321	9,089

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,598
2.500% due 12/14/2031	4,204	3,725

DCP Midstream Operating LP
3.250% due 02/15/2032	5,612	5,117

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	13,398	13,476
5.300% due 10/01/2029	10,487	10,831
6.020% due 06/15/2026	23,645	23,839
8.100% due 07/15/2036	129	157

Delta Air Lines, Inc.
3.750% due 10/28/2029	26,563	25,825
7.375% due 01/15/2026	35,442	35,614

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	2,150	2,163

Devon Energy Corp.
5.750% due 09/15/2054	2,000	1,857
7.950% due 04/15/2032	5,535	6,450

Diamondback Energy, Inc.
4.250% due 03/15/2052	7,100	5,578
5.550% due 04/01/2035	11,155	11,457
5.750% due 04/18/2054	14,015	13,500
5.900% due 04/18/2064	4,000	3,854

DT Midstream, Inc.
4.300% due 04/15/2032	17,400	16,652
5.800% due 12/15/2034	5,984	6,174

Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054	7,200	7,103
6.200% due 01/15/2055	5,000	5,249

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,613
4.800% due 11/01/2043	800	720

Ecopetrol SA
7.375% due 09/18/2043 (l)	25,700	23,807

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	9,069

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 06/15/2032	$25,670	$30,818

Elevance Health, Inc.
3.600% due 03/15/2051	1,350	967
3.700% due 09/15/2049	5,640	4,156
4.375% due 12/01/2047	30,200	25,208
4.550% due 03/01/2048	7,500	6,417
4.550% due 05/15/2052	12,100	10,159
4.625% due 05/15/2042	7,700	6,947
5.100% due 01/15/2044	13,244	12,570
5.125% due 02/15/2053	2,000	1,828
5.200% due 02/15/2035	7,700	7,851
5.700% due 02/15/2055	2,200	2,179
5.850% due 11/01/2064	10,000	9,961
6.100% due 10/15/2052	1,900	1,980

Eli Lilly & Co.
4.600% due 08/14/2034	526	528
4.900% due 10/15/2035	786	797
5.050% due 08/14/2054	48,065	45,889
5.200% due 08/14/2064	2,600	2,503

Embotelladora Andina SA
3.950% due 01/21/2050	3,600	2,790

Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,982
7.375% due 10/15/2045	19,892	23,337

Enbridge, Inc.
2.500% due 08/01/2033	18,906	16,101
3.400% due 08/01/2051	29,500	20,251
4.500% due 06/10/2044	10,948	9,361
5.625% due 04/05/2034	6,930	7,237
5.700% due 03/08/2033 (l)	36,914	38,860
5.950% due 04/05/2054	2,900	2,981
6.700% due 11/15/2053	18,800	21,012

Energy Transfer LP
4.900% due 03/15/2035	14,773	14,386
4.950% due 01/15/2043	27,800	24,728
5.000% due 05/15/2044	44,517	39,573
5.000% due 05/15/2050	5,300	4,540
5.150% due 02/01/2043	26,785	24,418
5.150% due 03/15/2045	42,386	38,067
5.300% due 04/01/2044	12,314	11,289
5.300% due 04/15/2047	22,750	20,564
5.350% due 05/15/2045	20,088	18,443
5.400% due 10/01/2047	5,038	4,615
5.550% due 05/15/2034	5,600	5,748
5.950% due 05/15/2054	12,300	11,920
6.000% due 06/15/2048	600	592
6.050% due 09/01/2054	7,000	6,878
6.125% due 12/15/2045	23,548	23,724
6.200% due 04/01/2055	9,200	9,261

Eni SpA
5.500% due 05/15/2034	3,200	3,294
5.950% due 05/15/2054	17,900	17,906

Entergy Louisiana LLC
2.900% due 03/15/2051	8,400	5,420
3.100% due 06/15/2041	14,600	11,153
4.200% due 09/01/2048	7,555	6,225
4.750% due 09/15/2052	15,800	14,114
5.000% due 07/15/2044	4,300	3,921
5.150% due 09/15/2034	2,475	2,529
5.700% due 03/15/2054	4,500	4,552

Enterprise Products Operating LLC
4.200% due 01/31/2050	10,062	8,218
4.450% due 02/15/2043	77,745	68,740
4.800% due 02/01/2049	3,575	3,194
4.850% due 08/15/2042	11,300	10,560
4.850% due 03/15/2044	32,362	29,786
4.950% due 02/15/2035	2,005	2,023
5.100% due 02/15/2045	31,665	30,123
5.200% due 01/15/2036	11,200	11,388
5.550% due 02/16/2055	6,350	6,281
5.750% due 03/01/2035	13,761	14,584
7.433% (TSFR3M + 3.248%) due 08/16/2077 ~	8,000	8,006

Equinor ASA
3.250% due 11/18/2049	5,000	3,596

Essent Group Ltd.
6.250% due 07/01/2029	2,600	2,725

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Expand Energy Corp.
5.700% due 01/15/2035		$3,575	$3,677

FactSet Research Systems, Inc.
3.450% due 03/01/2032		5,000	4,622

FedEx Corp.
5.100% due 01/15/2044		10,877	9,970

Ferguson Enterprises, Inc.
5.000% due 10/03/2034		2,800	2,821

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029		700	701
6.150% due 10/01/2038		2,409	2,616

Fiserv, Inc.
4.400% due 07/01/2049		11,423	9,425

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	5,892
4.317% due 12/30/2039		55,500	46,199

Flex Ltd.
4.875% due 05/12/2030		15,685	15,845

Ford Foundation
2.415% due 06/01/2050		3,800	2,293

Fox Corp.
5.576% due 01/25/2049 (l)		8,000	7,794

Freeport-McMoRan, Inc.
5.400% due 11/14/2034		3,520	3,610
5.450% due 03/15/2043		1,225	1,181

Fresenius Medical Care U.S. Finance III, Inc.
3.000% due 12/01/2031		24,600	21,952

GE Capital Funding LLC
4.550% due 05/15/2032		9,751	9,865

Georgetown University
5.115% due 04/01/2053		3,300	3,111

Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,577
6.900% due 11/15/2037		100	113

Glencore Finance Europe Ltd.
3.125% due 03/26/2026	GBP	500	668

Global Payments, Inc.
4.150% due 08/15/2049		$4,400	3,347

GNL Quintero SA
4.634% due 07/31/2029		2,354	2,359

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,835
6.103% due 08/23/2042		6,000	6,316
6.129% due 02/23/2038		2,600	2,769
6.510% due 02/23/2042		10,700	11,610

Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,508
4.000% due 03/24/2052		3,053	2,442

Harbour Energy PLC
6.327% due 04/01/2035		15,500	15,925

Hasbro, Inc.
3.900% due 11/19/2029		1	1

HCA, Inc.
3.500% due 07/15/2051		23,764	16,269
3.625% due 03/15/2032		17,875	16,774
4.625% due 03/15/2052		39,825	32,910
5.250% due 06/15/2049		11,000	10,083
5.450% due 09/15/2034		4,900	5,028
5.500% due 06/01/2033		850	883
5.500% due 06/15/2047		26,202	25,011
5.750% due 03/01/2035		14,400	15,062
5.900% due 06/01/2053		5,300	5,236
5.950% due 09/15/2054		10,000	9,985
6.000% due 04/01/2054		10,520	10,548
6.100% due 04/01/2064		5,200	5,225
6.200% due 03/01/2055		11,000	11,363

Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	900	1,291

Heineken NV
4.350% due 03/29/2047		$7,848	6,572

Hess Corp.
5.600% due 02/15/2041		1,000	1,038

Hexcel Corp.
5.875% due 02/26/2035		800	837

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	83

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		$8,800	$6,772

Holcim Sterling Finance Netherlands BV
2.250% due 04/04/2034	GBP	5,200	5,515

Home Depot, Inc.
4.200% due 04/01/2043		$304	265
4.250% due 04/01/2046		545	468

Honeywell International, Inc.
5.250% due 03/01/2054		1,270	1,223

Humana, Inc.
8.150% due 06/15/2038		1,000	1,216

Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,102
5.050% due 03/30/2028		1,100	1,118
5.375% due 12/15/2031		1,900	1,944
5.750% due 04/23/2030		5,850	6,087
5.750% due 03/30/2032		500	522

Hyundai Capital America
2.000% due 06/15/2028		1,500	1,411

Imperial Brands Finance PLC
6.125% due 07/27/2027		9,798	10,114

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		10,800	7,913

Intel Corp.
5.700% due 02/10/2053		3,990	3,861
5.900% due 02/10/2063		479	467

Jabil, Inc.
5.450% due 02/01/2029		1,600	1,652

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,860	1,652
4.000% due 05/15/2034		9,807	9,244

Johnson & Johnson
3.550% due 03/01/2036		350	321

Juniper Networks, Inc.
5.950% due 03/15/2041		42,478	42,982

Kaiser Foundation Hospitals
4.150% due 05/01/2047		14,300	11,988

Keurig Dr. Pepper, Inc.
4.500% due 04/15/2052 (l)		42,243	34,152
5.150% due 05/15/2035		70	69

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,470
5.000% due 03/01/2043		33,335	30,625
5.400% due 09/01/2044		300	286
5.500% due 03/01/2044		5,536	5,354
5.625% due 09/01/2041		1,700	1,697
5.800% due 03/15/2035		10,942	11,476
6.375% due 03/01/2041		10,715	11,490
6.500% due 02/01/2037		12,219	13,276
6.500% due 09/01/2039		36,840	40,011
6.550% due 09/15/2040		30,300	33,027
6.950% due 01/15/2038		800	901
7.400% due 03/15/2031		5,000	5,705
7.500% due 11/15/2040		25,567	30,097

Kinder Morgan, Inc.
5.300% due 12/01/2034		990	1,011
5.550% due 06/01/2045		4,190	4,073
7.800% due 08/01/2031		2,000	2,321

Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,334
4.375% due 06/01/2046		$3,000	2,498
4.875% due 10/01/2049		4,450	3,895
5.000% due 06/04/2042		8,855	8,179
5.200% due 07/15/2045		333	308
5.500% due 06/01/2050		3,400	3,215
6.500% due 02/09/2040		44,988	48,793
7.125% due 08/01/2039		1,043	1,191

L3Harris Technologies, Inc.
5.400% due 07/31/2033		191	199
5.500% due 08/15/2054		8,548	8,508

Laboratory Corp. of America Holdings
4.800% due 10/01/2034		4,900	4,864

Las Vegas Sands Corp.
3.500% due 08/18/2026		35,500	35,227
3.900% due 08/08/2029 (l)		70,142	67,895

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.200% due 08/15/2034	$17,615	$18,444

Leidos, Inc.
2.300% due 02/15/2031	7,900	7,051
4.375% due 05/15/2030	2,000	1,994

Leland Stanford Junior University
2.413% due 06/01/2050	12,600	7,748

Lockheed Martin Corp.
4.300% due 06/15/2062	20,800	16,847
5.200% due 02/15/2055	20,510	19,754
5.200% due 02/15/2064	7,412	7,002
5.700% due 11/15/2054	25,498	26,329

Lowe’s Cos., Inc.
5.800% due 09/15/2062	752	755
5.850% due 04/01/2063	12,400	12,526

LYB International Finance III LLC
3.625% due 04/01/2051	360	241

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	8,654

Marriott International, Inc.
2.750% due 10/15/2033	6,087	5,288
2.850% due 04/15/2031	8,335	7,673
3.500% due 10/15/2032	17,801	16,504
4.625% due 06/15/2030	4,364	4,410
5.250% due 10/15/2035	9,100	9,185

Mars, Inc.
5.000% due 03/01/2032	3,100	3,173
5.200% due 03/01/2035	13,500	13,806
5.650% due 05/01/2045	9,500	9,643
5.700% due 05/01/2055	18,500	18,753

Marvell Technology, Inc.
2.950% due 04/15/2031	8,364	7,727
4.875% due 06/22/2028	6,300	6,400

Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	1,694

McDonald’s Corp.
3.625% due 09/01/2049	10,972	8,225
4.450% due 03/01/2047	2,000	1,738
4.875% due 12/09/2045	345	319
6.300% due 10/15/2037	700	781

MDC Holdings, Inc.
3.966% due 08/06/2061 (l)	10,300	6,899

Meta Platforms, Inc.
4.450% due 08/15/2052	1,000	859
4.650% due 08/15/2062	26,200	22,498
5.400% due 08/15/2054 (l)	6,400	6,328
5.550% due 08/15/2064	20,000	19,869

Micron Technology, Inc.
5.327% due 02/06/2029	6,565	6,766
6.750% due 11/01/2029	575	625

Microsoft Corp.
2.500% due 09/15/2050	29,900	18,760
2.675% due 06/01/2060	28,895	17,299
2.921% due 03/17/2052	17,621	11,963

Moody’s Corp.
3.100% due 11/29/2061	6,000	3,838
4.875% due 12/17/2048	9,000	8,282
5.250% due 07/15/2044	4,144	4,061

Motorola Solutions, Inc.
5.500% due 09/01/2044	5,686	5,680

MPLX LP
4.700% due 04/15/2048	2,800	2,347
4.900% due 04/15/2058	19,120	15,923
4.950% due 03/14/2052	45,604	38,937
5.200% due 03/01/2047	5,000	4,503
5.200% due 12/01/2047	2,100	1,885
5.500% due 02/15/2049	200	186
5.950% due 04/01/2055	19,200	18,783

MSCI, Inc.
3.250% due 08/15/2033	5,000	4,470
3.875% due 02/15/2031	600	575

National Football League
5.250% due 10/05/2034 «(k)	12,200	12,509
5.420% due 10/05/2037 «(k)	4,000	4,119
5.580% due 10/05/2033 «(k)	10,000	10,283
5.680% due 10/05/2035 «(k)	5,000	5,118
5.890% due 10/05/2043 «(k)	5,000	5,024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	$803
2.000% due 04/17/2040		3,300	2,743

Nationwide Children’s Hospital, Inc.
4.556% due 11/01/2052		$2,500	2,181

NBCUniversal Media LLC
4.450% due 01/15/2043		19,107	16,704

NetApp, Inc.
5.500% due 03/17/2032		1,400	1,457
5.700% due 03/17/2035		5,900	6,171

Netflix, Inc.
4.875% due 04/15/2028		1,295	1,324
5.400% due 08/15/2054		4,105	4,137

Newmont Corp.
5.450% due 06/09/2044		14,200	14,291

Newmont Corp./Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		3,982	4,107

NFL Football Club Term Notes
5.250% due 10/05/2034 «(k)		22,400	22,652
5.420% due 10/05/2037 «(k)		8,000	8,109

Norfolk Southern Corp.
4.100% due 05/15/2121		9,700	6,890

Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,399
4.100% due 09/15/2042		14,000	11,497
4.300% due 01/15/2049		18,375	15,110
5.625% due 02/01/2054		1,500	1,478

Northern Star Resources Ltd.
6.125% due 04/11/2033		7,600	8,047

Northrop Grumman Corp.
3.850% due 04/15/2045		9,500	7,733
4.900% due 06/01/2034		150	152

Northwell Healthcare, Inc.
3.809% due 11/01/2049		14,900	11,082

NPC Ukrenergo
6.875% due 11/09/2028		800	638

NTT Finance Corp.
5.171% due 07/16/2032		4,800	4,917
5.502% due 07/16/2035		6,300	6,519

NVIDIA Corp.
3.500% due 04/01/2050		125	96

NXP BV/NXP Funding LLC
5.350% due 03/01/2026		10,000	10,018

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		1,800	1,773

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031		5,600	4,711

ONEOK Partners LP
6.125% due 02/01/2041		21,327	21,932
6.200% due 09/15/2043		47,644	48,999

Oracle Corp.
3.600% due 04/01/2040		22,300	17,920
3.600% due 04/01/2050		28,506	20,081
3.650% due 03/25/2041		13,880	11,123
3.800% due 11/15/2037		8,405	7,270
3.850% due 04/01/2060		65,142	44,832
3.900% due 05/15/2035		5,000	4,559
3.950% due 03/25/2051		17,100	12,723
4.000% due 07/15/2046		2,750	2,144
4.000% due 11/15/2047		62,830	48,726
4.100% due 03/25/2061		50,490	36,391
4.500% due 07/08/2044		1,400	1,198
4.700% due 09/27/2034		96	94
4.900% due 02/06/2033		2,295	2,316
5.200% due 09/26/2035		10,000	10,059
5.375% due 09/27/2054		13,255	12,185
5.500% due 08/03/2035		20,000	20,589
5.500% due 09/27/2064		10,870	9,963
5.550% due 02/06/2053		35,400	33,519
5.875% due 09/26/2045		15,000	15,049
6.000% due 08/03/2055		24,100	24,211
6.100% due 09/26/2065		14,300	14,284
6.500% due 04/15/2038		500	549
6.900% due 11/09/2052		8,500	9,464

Orlando Health Obligated Group
3.327% due 10/01/2050		8,500	6,091

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ovintiv, Inc.
6.625% due 08/15/2037	$3,310	$3,519

Paramount Global
2.900% due 01/15/2027	1,100	1,078
6.875% due 04/30/2036	130	138

PeaceHealth Obligated Group
4.787% due 11/15/2048	2,200	1,904

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030	8,300	8,108

Petroleos Mexicanos
5.350% due 02/12/2028	7,200	7,174
6.750% due 09/21/2047	39,095	32,290
6.950% due 01/28/2060	8,284	6,819

Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,559
4.125% due 03/04/2043	2,575	2,203
4.250% due 11/10/2044	24,400	21,063
4.375% due 11/15/2041	11,100	9,965
4.875% due 11/15/2043	2,500	2,337

Pioneer Natural Resources Co.
1.900% due 08/15/2030	14,227	12,784
7.200% due 01/15/2028	24,475	26,057

QatarEnergy
3.125% due 07/12/2041	200	154
3.300% due 07/12/2051	22,880	16,146

Qatarenergy LNG S3
5.838% due 09/30/2027	1,929	1,962
6.332% due 09/30/2027	1,032	1,046

Rockies Express Pipeline LLC
7.500% due 07/15/2038	5,262	5,625

Rogers Communications, Inc.
3.800% due 03/15/2032	7,440	7,031
4.550% due 03/15/2052	2,987	2,478

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036 (b)	15,000	15,093

Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,589
3.350% due 09/02/2051	500	335
3.550% due 09/02/2050	1,000	703
4.450% due 03/25/2031	4,400	4,365
5.950% due 09/25/2055	7,600	7,638

RTX Corp.
4.150% due 05/15/2045	1,200	1,013
4.450% due 11/16/2038	6,200	5,839
4.500% due 06/01/2042	2,200	1,991
5.375% due 02/27/2053	12,574	12,310
6.100% due 03/15/2034 (l)	37,200	40,748
6.400% due 03/15/2054	33,912	37,967

S&P Global, Inc.
2.900% due 03/01/2032	460	422
3.250% due 12/01/2049	1,700	1,224
3.700% due 03/01/2052 (l)	2,701	2,088

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	20,047	20,029
4.500% due 05/15/2030	25,932	26,034
5.000% due 03/15/2027	35,565	35,791
5.875% due 06/30/2026	957	960

Santos Finance Ltd.
3.649% due 04/29/2031	35,700	33,347
6.875% due 09/19/2033	25,000	27,527

Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	10,024
3.500% due 11/24/2070	19,600	12,735
5.250% due 07/17/2034	3,800	3,914
5.750% due 07/17/2054	5,200	5,180
5.875% due 07/17/2064	6,400	6,316

Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031	1,263	1,172
9.625% due 12/01/2032	1,790	2,029

Sherwin-Williams Co.
4.500% due 06/01/2047	1,757	1,520

Skyworks Solutions, Inc.
3.000% due 06/01/2031	21,130	19,131

Snam SpA
6.500% due 05/28/2055	8,900	9,566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Bow USA Infrastructure Holdings LLC
6.176% due 10/01/2054		$3,900	$3,806

South Jersey Industries, Inc.
5.020% due 04/15/2031		28,000	24,067

Southern Co.
3.750% due 09/15/2051 •		13,400	13,239
4.250% due 07/01/2036		5,100	4,743
4.850% due 03/15/2035		3,600	3,566

Southern Natural Gas Co. LLC
8.000% due 03/01/2032 (l)		8,346	9,708

Spirit AeroSystems, Inc.
3.850% due 06/15/2026		2,400	2,386
4.600% due 06/15/2028		800	800

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		4,744	4,507

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		11,050	11,094

Stryker Corp.
2.900% due 06/15/2050		7,400	4,974
4.625% due 09/11/2034		7,226	7,194
4.625% due 03/15/2046		6,475	5,861
5.200% due 02/10/2035		14,350	14,804

Suncor Energy, Inc.
7.000% due 11/15/2028		17,772	19,055

Sutter Health
3.161% due 08/15/2040		1,950	1,543
3.361% due 08/15/2050		2,600	1,853
5.164% due 08/15/2033		3,500	3,599
5.547% due 08/15/2053		2,600	2,614

Synopsys, Inc.
5.000% due 04/01/2032		400	409
5.700% due 04/01/2055		6,300	6,363

Sysco Corp.
6.600% due 04/01/2050		1,353	1,505

T-Mobile USA, Inc.
2.050% due 02/15/2028		11,280	10,756
2.550% due 02/15/2031		10,400	9,453
2.700% due 03/15/2032		7,674	6,881
3.300% due 02/15/2051		47,800	32,604
3.400% due 10/15/2052		32,506	22,290
3.500% due 04/15/2031		958	912
3.600% due 11/15/2060		47,797	32,501
3.750% due 04/15/2027		5,020	4,992
4.375% due 04/15/2040		17,804	16,084
4.500% due 04/15/2050 (l)		52,300	44,026
5.250% due 06/15/2055		11,300	10,528
5.500% due 01/15/2055		3,600	3,484
5.650% due 01/15/2053 (l)		29,000	28,673
5.750% due 01/15/2034		187	198
5.750% due 01/15/2054		10,000	10,007
5.800% due 09/15/2062		9,300	9,362
5.875% due 11/15/2055		16,025	16,381
6.000% due 06/15/2054		3,300	3,419

Tapestry, Inc.
5.100% due 03/11/2030		3,885	3,975
5.500% due 03/11/2035		10,800	11,039

Targa Resources Corp.
5.500% due 02/15/2035		1,390	1,415
6.250% due 07/01/2052		14,300	14,599
6.500% due 02/15/2053		3,000	3,161

TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,735
2.650% due 08/09/2031		2,450	2,200

Telefonica Emisiones SA
4.895% due 03/06/2048		16,000	13,744
5.213% due 03/08/2047		14,700	13,222
5.520% due 03/01/2049		1,685	1,567
7.045% due 06/20/2036		11,697	13,202

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,216
7.625% due 04/01/2037		320	377

Texas Eastern Transmission LP
4.150% due 01/15/2048		400	322

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	2,012	3,023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	23,100	$19,124
5.125% due 09/28/2039	GBP	2,200	2,072
6.500% due 02/09/2034		400	381

Thomas Jefferson University
3.847% due 11/01/2057		$4,754	3,372

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		18,420	21,618

Time Warner Cable LLC
4.500% due 09/15/2042		18,500	14,873
5.500% due 09/01/2041		14,800	13,571
5.875% due 11/15/2040		5,200	4,973
6.550% due 05/01/2037		7,306	7,603
6.750% due 06/15/2039		52,495	54,946
7.300% due 07/01/2038		2,080	2,274

Toll Brothers Finance Corp.
5.600% due 06/15/2035		900	923

Topaz Solar Farms LLC
4.875% due 09/30/2039		4,106	3,613

TotalEnergies Capital SA
5.425% due 09/10/2064		11,000	10,605

TR Finance LLC
5.650% due 11/23/2043		10,791	10,868

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050		23,200	18,202
5.400% due 08/15/2041		21,385	21,054

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		2,500	2,120

Trustees of Tufts College
5.017% due 04/15/2112		3,000	2,580

TTX Co.
4.600% due 02/01/2049		3,700	3,297

UMass Memorial Health Care Obligated Group
5.363% due 07/01/2052		1,900	1,797

Union Pacific Corp.
2.891% due 04/06/2036		2,666	2,246
2.950% due 03/10/2052		345	225
3.250% due 02/05/2050		593	418
3.550% due 05/20/2061		22,710	15,735
3.750% due 02/05/2070		8,493	5,919
3.799% due 04/06/2071		12,500	8,824
3.950% due 08/15/2059		10	8

United Airlines Pass-Through Trust
2.700% due 11/01/2033		2,876	2,644
3.100% due 01/07/2030		19,821	19,174
3.100% due 04/07/2030		2,640	2,507
3.450% due 06/01/2029		1,751	1,717
3.450% due 01/07/2030		614	590
3.500% due 09/01/2031		3,123	3,002
3.750% due 03/03/2028		4,168	4,134
4.000% due 10/11/2027		8,059	8,044
4.150% due 02/25/2033		6,916	6,763
4.550% due 02/25/2033		10,879	10,474
5.450% due 08/15/2038		37,848	39,066
5.875% due 04/15/2029		17,259	17,753

UnitedHealth Group, Inc.
3.050% due 05/15/2041		22,011	16,753
3.250% due 05/15/2051		20,000	13,650
3.700% due 08/15/2049		5,800	4,359
3.875% due 08/15/2059		700	515
4.200% due 01/15/2047		285	237
4.950% due 05/15/2062		5,000	4,400
5.150% due 07/15/2034		19,100	19,610
5.200% due 04/15/2063		67,307	61,678
5.300% due 06/15/2035		5,700	5,895
5.375% due 04/15/2054		14,700	14,128
5.500% due 07/15/2044		20,000	20,049
5.625% due 07/15/2054		17,400	17,318
5.750% due 07/15/2064		31,088	30,975
5.950% due 06/15/2055		1,200	1,252

UPMC
5.377% due 05/15/2043		3,000	2,946

Vale Overseas Ltd.
3.750% due 07/08/2030		2,285	2,200
6.400% due 06/28/2054		3,800	3,910

Var Energi ASA
8.000% due 11/15/2032		9,800	11,387

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	85

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VeriSign, Inc.
2.700% due 06/15/2031		$15,400	$13,887

Verisk Analytics, Inc.
3.625% due 05/15/2050		11,900	8,893

Viper Energy Partners LLC
4.900% due 08/01/2030		1,300	1,311
5.700% due 08/01/2035		10,600	10,784

VMware LLC
1.800% due 08/15/2028		5,600	5,255
4.700% due 05/15/2030		25,900	26,229

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,500	3,531
5.050% due 03/27/2028		6,700	6,789

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	2,450	2,791

Walt Disney Co.
2.750% due 09/01/2049		$3,406	2,197
3.800% due 05/13/2060		8,354	6,262
4.750% due 09/15/2044		1,600	1,488

Warnermedia Holdings, Inc.
5.050% due 03/15/2042		10,440	8,341
5.141% due 03/15/2052		1,391	1,038

Weir Group, Inc.
5.350% due 05/06/2030		5,000	5,145

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		4,400	2,829

Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,940
5.150% due 01/15/2049		16,000	14,681

Western Midstream Operating LP
5.250% due 02/01/2050		475	414
5.300% due 03/01/2048		8,531	7,430

Williams Cos., Inc.
5.300% due 09/30/2035		11,500	11,675
5.300% due 08/15/2052		10,250	9,631
5.600% due 03/15/2035		8,288	8,606
5.800% due 11/15/2054		3,641	3,657
6.000% due 03/15/2055		4,947	5,109
8.750% due 03/15/2032		1,710	2,076

Woodside Finance Ltd.
4.500% due 03/04/2029		3,809	3,807
5.100% due 09/12/2034		14,400	14,297
5.400% due 05/19/2030		6,500	6,676
5.700% due 05/19/2032		2,940	3,054
5.700% due 09/12/2054		25,000	23,966
6.000% due 05/19/2035		14,000	14,621

Workday, Inc.
3.800% due 04/01/2032		23,214	22,176

Yale University
2.402% due 04/15/2050		6,900	4,213

Yara International ASA
3.148% due 06/04/2030		4,800	4,509

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,764
4.250% due 08/15/2035		$1,681	1,569
5.200% due 09/15/2034		15,053	15,419
5.500% due 02/19/2035		11,000	11,465

Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,233
4.450% due 08/20/2048		7,500	6,517

			8,712,898

UTILITIES 15.9%

AEP Texas, Inc.
3.450% due 05/15/2051		7,000	4,843
4.150% due 05/01/2049		14,400	11,305
5.700% due 05/15/2034		2,900	3,020
6.650% due 02/15/2033		1,000	1,103

AES Corp.
3.950% due 07/15/2030		7,000	6,767
5.450% due 06/01/2028		2,019	2,068

Alabama Power Co.
3.125% due 07/15/2051		1,300	883
3.450% due 10/01/2049		3,600	2,642

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 12/01/2047		$100	$78
3.850% due 12/01/2042		2,950	2,431
3.940% due 09/01/2032		5,500	5,342
4.300% due 07/15/2048		8,700	7,430
5.200% due 06/01/2041		200	200

Alliant Energy Finance LLC
3.600% due 03/01/2032		13,500	12,497

Ameren Illinois Co.
2.900% due 06/15/2051		32,500	21,107
3.250% due 03/15/2050		2,600	1,828
3.700% due 12/01/2047		2,200	1,722
4.150% due 03/15/2046		5,451	4,603
5.625% due 03/01/2055		5,000	5,101

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		7,938	7,699
5.625% due 03/01/2033		1,489	1,566
5.950% due 11/01/2032		140	150

American Transmission Systems, Inc.
5.000% due 09/01/2044		13,395	12,538

American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,893
4.300% due 12/01/2042		8,700	7,643

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	2,900	3,779

Appalachian Power Co.
4.400% due 05/15/2044		$8,350	7,072
4.450% due 06/01/2045		2,000	1,701
4.500% due 08/01/2032		3,800	3,766
5.800% due 10/01/2035		2,176	2,251
6.375% due 04/01/2036		5,146	5,563
6.700% due 08/15/2037		3,600	4,006
7.000% due 04/01/2038		5,478	6,219

Arizona Public Service Co.
3.500% due 12/01/2049		7,100	5,115
4.500% due 04/01/2042		6,104	5,406

AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	3,105
3.500% due 09/15/2053		$57,101	39,527
3.550% due 09/15/2055		124,782	86,057
3.650% due 06/01/2051		6,050	4,378
3.650% due 09/15/2059		272,284	186,313
3.800% due 12/01/2057		215,980	154,135
3.850% due 06/01/2060		29,624	21,082
4.300% due 12/15/2042		175	152

Atmos Energy Corp.
2.850% due 02/15/2052		7,836	4,983
3.375% due 09/15/2049		5,000	3,603
4.125% due 03/15/2049		5,300	4,367
4.300% due 10/01/2048		6,200	5,297

Avista Corp.
4.000% due 04/01/2052		12,800	9,989

Baltimore Gas & Electric Co.
2.900% due 06/15/2050		1,681	1,100
3.200% due 09/15/2049		2,400	1,660

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,788
4.450% due 01/15/2049		24,790	21,221
4.500% due 02/01/2045		580	514
4.600% due 05/01/2053		18,900	16,278
6.125% due 04/01/2036		5,200	5,660

BG Energy Capital PLC
5.125% due 10/15/2041		30,145	29,255

Black Hills Corp.
4.200% due 09/15/2046		4,284	3,472
6.000% due 01/15/2035		5,625	5,993

Boston Gas Co.
4.487% due 02/15/2042		7,784	6,739
5.843% due 01/10/2035		3,000	3,167
6.119% due 07/20/2053		17,500	18,048

Brooklyn Union Gas Co.
4.487% due 03/04/2049		7,500	6,143

CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	2,902
3.350% due 04/01/2051		13,900	9,897
3.600% due 03/01/2052		16,270	12,099
4.950% due 04/01/2033		7,000	7,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleco Power LLC
6.000% due 12/01/2040	$18,175	$18,921

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,453

CMS Energy Corp.
4.700% due 03/31/2043	3,837	3,400

Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054	10,000	9,638
6.497% due 08/15/2043	4,675	5,005
6.544% due 11/15/2053	12,300	13,205
6.714% due 08/15/2063	9,800	10,756

Commonwealth Edison Co.
3.000% due 03/01/2050	5,200	3,464
3.125% due 03/15/2051	19,200	12,959
3.850% due 03/15/2052	8,400	6,414

Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	4,286
4.000% due 04/01/2048	1,300	1,057
4.300% due 04/15/2044	13,009	11,352

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	3,952
3.600% due 06/15/2061	16,585	11,574
4.125% due 05/15/2049	18,110	14,704
4.200% due 03/15/2042	5,000	4,374
4.300% due 12/01/2056	1,270	1,033
4.500% due 05/15/2058	29,031	24,336
5.700% due 06/15/2040	4,900	5,076

Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	22,029
5.750% due 03/15/2054	8,211	8,329
5.800% due 03/01/2033	8,852	9,462
6.250% due 10/01/2039	12,875	14,007
6.500% due 10/01/2053	6,980	7,787

Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,724
4.100% due 11/15/2045	2,150	1,793
4.350% due 04/15/2049	14,000	12,006

Dayton Power & Light Co.
3.950% due 06/15/2049	11,000	8,327

Dominion Energy, Inc.
2.250% due 08/15/2031	8,877	7,860
4.850% due 08/15/2052	7,800	6,790

DTE Electric Co.
3.250% due 04/01/2051	8,400	5,936
3.650% due 03/01/2052	5,600	4,202
3.950% due 06/15/2042	500	423
4.300% due 07/01/2044	9,150	7,925
5.400% due 04/01/2053	10,000	9,944

Duke Energy Carolinas LLC
2.850% due 03/15/2032	3,600	3,284
3.200% due 08/15/2049	16,000	11,196
3.450% due 04/15/2051	5,600	4,069
3.550% due 03/15/2052	8,000	5,899
3.700% due 12/01/2047	15,355	11,829
3.750% due 06/01/2045	4,358	3,464
3.875% due 03/15/2046	2,034	1,644
3.950% due 03/15/2048	9,915	7,991
4.000% due 09/30/2042	3,500	2,981
4.250% due 12/15/2041	16,400	14,530
4.850% due 01/15/2034	910	922
5.350% due 01/15/2053	12,014	11,800

Duke Energy Corp.
3.300% due 06/15/2041	3,025	2,331
3.500% due 06/15/2051	6,750	4,765
3.950% due 08/15/2047	4,670	3,645
4.200% due 06/15/2049	5,000	4,030
6.100% due 09/15/2053	3,227	3,401

Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,278
5.650% due 04/01/2040	6,000	6,288

Duke Energy Indiana LLC
4.900% due 07/15/2043	2,000	1,885
5.400% due 04/01/2053	7,000	6,864

Duke Energy Ohio, Inc.
5.650% due 04/01/2053	2,000	2,019

Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	15,058

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.600% due 09/15/2047		$44,900	$34,174
4.000% due 04/01/2052		3,687	2,910
4.100% due 03/15/2043		6,026	5,148
5.250% due 03/15/2033		9,850	10,257
5.350% due 03/15/2053		9,300	9,083
5.550% due 03/15/2055		4,750	4,782

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030		3,700	3,331

E.ON International Finance BV
6.650% due 04/30/2038		1,520	1,687

Edison International
6.250% due 03/15/2030		6,400	6,658
8.125% due 06/15/2053 •(l)		7,200	7,369

Electricite de France SA
4.950% due 10/13/2045		19,324	17,612
5.000% due 09/21/2048		12,622	11,266
6.000% due 04/22/2064		41,474	41,054
6.000% due 01/22/2114 (l)		17,924	17,751
6.250% due 05/23/2033		10,000	10,920
6.375% due 01/13/2055		10,800	11,313
6.900% due 05/23/2053		8,492	9,485

Enel Finance America LLC
2.875% due 07/12/2041		2,000	1,438

Enel Finance International NV
4.750% due 05/25/2047		24,780	21,491
7.750% due 10/14/2052		7,000	8,628

Entergy Arkansas LLC
2.650% due 06/15/2051		9,375	5,678
3.350% due 06/15/2052		7,400	5,152
4.200% due 04/01/2049		5,800	4,764
5.750% due 06/01/2054		10,000	10,269

Entergy Corp.
3.750% due 06/15/2050 (l)		13,000	9,626

Entergy Mississippi LLC
3.500% due 06/01/2051		1,500	1,076
5.000% due 09/01/2033		6,800	6,940

Entergy Texas, Inc.
4.500% due 03/30/2039		4,000	3,724
5.000% due 09/15/2052		11,900	10,757
5.800% due 09/01/2053		2,200	2,238

Evergy Kansas Central, Inc.
3.450% due 04/15/2050		8,300	5,963
5.250% due 03/15/2035		5,000	5,101
5.700% due 03/15/2053		6,500	6,594

Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	12,511
4.200% due 06/15/2047		1,200	991
4.200% due 03/15/2048		2,000	1,656

Evergy, Inc.
6.650% due 06/01/2055 •		1,000	1,026

Eversource Energy
3.350% due 03/15/2026		2,838	2,825
5.125% due 05/15/2033		3,976	4,033

Exelon Corp.
5.600% due 03/15/2053		4,103	4,015

Fells Point Funding Trust
3.046% due 01/31/2027		20,000	19,683

FirstEnergy Corp.
3.400% due 03/01/2050		7,500	5,249

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,499
5.450% due 07/15/2044		10,100	9,886

Florida Power & Light Co.
2.875% due 12/04/2051		1,100	712
3.700% due 12/01/2047		16,800	13,084
4.050% due 10/01/2044		4,200	3,555
5.100% due 04/01/2033		1,440	1,491
5.700% due 03/15/2055		4,900	5,085

FORESEA Holding SA
7.500% due 06/15/2030		1,851	1,813

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	182
2.950% due 01/27/2029		$21,000	15,440

Georgia Power Co.
3.250% due 03/15/2051		19,600	13,739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 09/01/2040		$1,425	$1,358
5.125% due 05/15/2052 (l)		30,600	29,226
5.400% due 06/01/2040		9,085	9,340

Idaho Power Co.
4.850% due 08/15/2040		8,000	7,562

Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	13,238
4.250% due 08/15/2048		5,570	4,549
4.550% due 03/15/2046		500	440
5.625% due 04/01/2053		13,219	13,319

Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	31,501
5.700% due 04/01/2054		3,600	3,628

Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	5,417

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		14,524	14,233

Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	5,369
5.150% due 01/15/2036		10,000	10,117
6.150% due 06/01/2037		8,562	9,298

Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,442
4.375% due 10/01/2045		7,100	6,130
5.125% due 11/01/2040		14,500	14,222

KeySpan Gas East Corp.
3.586% due 01/18/2052		12,700	8,636

Liberty Utilities Co.
5.869% due 01/31/2034		10,000	10,367

Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,564
5.450% due 04/15/2033		15,000	15,709

Massachusetts Electric Co.
5.867% due 02/26/2054		9,100	9,245

MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	632
3.150% due 04/15/2050		1,200	826
3.650% due 08/01/2048		6,000	4,584
3.950% due 08/01/2047		8,262	6,675
4.250% due 07/15/2049		5,300	4,440
4.400% due 10/15/2044		500	439
5.300% due 02/01/2055		17,000	16,593
5.350% due 01/15/2034		5,000	5,230
5.850% due 09/15/2054		19,415	20,469

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		12,200	12,257

Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,574
4.250% due 03/15/2042		7,400	6,475

Monongahela Power Co.
5.400% due 12/15/2043		9,061	8,977

National Grid Electricity Distribution East Midlands PLC
3.949% due 09/20/2032	EUR	9,700	11,841

National Grid PLC
5.809% due 06/12/2033		$3,700	3,947

Nevada Power Co.
6.000% due 03/15/2054		5,000	5,209

New York State Electric & Gas Corp.
3.300% due 09/15/2049		10,200	6,798

Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,274
5.664% due 01/17/2054		1,665	1,658
5.783% due 09/16/2052		10,550	10,627
5.996% due 07/03/2055		5,000	5,167

NiSource, Inc.
3.950% due 03/30/2048 (l)		6,830	5,457
4.375% due 05/15/2047		14,845	12,513
5.650% due 02/01/2045		8,640	8,618
5.800% due 02/01/2042		6,723	6,878

Northern States Power Co.
3.200% due 04/01/2052		1,400	988
4.500% due 06/01/2052		6,800	5,898
5.400% due 03/15/2054		6,881	6,834

NSTAR Electric Co.
4.400% due 03/01/2044		1,500	1,317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.550% due 06/01/2052	$5,900	$5,141
4.950% due 09/15/2052	9,200	8,484

Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	7,686
4.500% due 04/01/2047	36,100	30,598
5.050% due 10/01/2048	28,500	26,010
5.250% due 09/01/2050	25,000	23,327

Ohio Edison Co.
5.500% due 01/15/2033	4,000	4,159
6.875% due 07/15/2036	3,500	4,020
8.250% due 10/15/2038	1,000	1,289

Ohio Power Co.
5.000% due 06/01/2033	3,600	3,651

Oklahoma Gas & Electric Co.
5.850% due 06/01/2040	4,000	4,252

Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051	7,204	4,431
3.100% due 09/15/2049	6,000	4,076
4.100% due 11/15/2048	421	345
4.600% due 06/01/2052	8,700	7,462
4.950% due 09/15/2052	2,644	2,412
5.250% due 09/30/2040	15,100	15,181
5.300% due 06/01/2042	600	594
7.250% due 01/15/2033	1,900	2,190
7.500% due 09/01/2038	2,590	3,175

ONEOK, Inc.
4.450% due 09/01/2049	5,900	4,768
4.950% due 07/13/2047	4,900	4,267
5.050% due 11/01/2034	15,000	14,800
5.200% due 07/15/2048	67,423	60,306
5.450% due 06/01/2047	20,500	18,932
5.700% due 11/01/2054	26,490	25,026
5.850% due 11/01/2064	30,000	28,665
6.625% due 09/01/2053	5,700	6,068

Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	20,411
3.150% due 01/01/2026	19,651	19,590
3.250% due 06/01/2031	9,400	8,649
3.300% due 03/15/2027	4,910	4,846
3.300% due 12/01/2027	8,000	7,831
3.300% due 08/01/2040	11,300	8,570
3.500% due 08/01/2050	68,788	47,001
3.750% due 08/15/2042	18,181	13,890
3.950% due 12/01/2047	12,183	9,117
4.000% due 12/01/2046	22,370	16,890
4.200% due 06/01/2041	2,000	1,643
4.250% due 03/15/2046	26,543	20,925
4.300% due 03/15/2045	9,100	7,311
4.500% due 07/01/2040	22,679	19,746
4.500% due 12/15/2041	27,149	22,440
4.600% due 06/15/2043	19,804	16,692
4.650% due 08/01/2028	12,000	12,037
4.750% due 02/15/2044	15,157	13,001
4.950% due 07/01/2050	32,577	27,985
5.250% due 03/01/2052	2,000	1,781
5.700% due 03/01/2035	10,000	10,251
6.000% due 08/15/2035	16,000	16,758
6.100% due 10/15/2055 (b)	17,500	17,476
6.150% due 03/01/2055	28,100	28,288
6.700% due 04/01/2053	37,196	39,822

PacifiCorp
2.700% due 09/15/2030	1,200	1,108
2.900% due 06/15/2052	23,756	14,511
3.300% due 03/15/2051	17,431	11,505
4.100% due 02/01/2042	2,419	2,007
4.125% due 01/15/2049	6,400	4,987
4.150% due 02/15/2050	5,545	4,320
5.300% due 02/15/2031	3,800	3,942
5.350% due 12/01/2053	27,100	25,022
5.450% due 02/15/2034	11,800	12,093
5.500% due 05/15/2054	15,008	14,186
5.800% due 01/15/2055	15,537	15,242
6.250% due 10/15/2037	10,000	10,729
7.375% due 09/15/2055 •	6,500	6,853

PECO Energy Co.
2.800% due 06/15/2050	6,500	4,208
4.150% due 10/01/2044	8,900	7,583
4.600% due 05/15/2052	9,400	8,338
4.800% due 10/15/2043	1,185	1,096

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	87

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	$14,100	$10,441
4.875% due 07/17/2049	11,200	9,702
6.250% due 01/25/2049	1,200	1,237

PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	5,124
5.256% due 01/15/2040	5,000	5,120
5.536% due 07/15/2049	8,000	8,109

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,307
5.050% due 05/15/2052	5,000	4,546
5.100% due 02/15/2035	7,000	7,127

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~	8,700	8,727

Plains All American Pipeline LP/PAA Finance Corp.
5.150% due 06/01/2042	300	274
5.700% due 09/15/2034	14,602	15,061
6.650% due 01/15/2037	2,329	2,530
6.700% due 05/15/2036	3,073	3,292

PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	11,201
5.200% due 07/15/2041	5,500	5,502

Progress Energy, Inc.
7.750% due 03/01/2031	5,000	5,767

Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	7,259
3.800% due 06/15/2047	5,000	3,860
3.950% due 03/15/2043	1,500	1,215
4.100% due 06/15/2048	8,626	6,932
4.300% due 03/15/2044	3,600	3,046
4.500% due 06/01/2052	4,600	3,878
5.250% due 04/01/2053	10,000	9,483
5.350% due 05/15/2034	16,925	17,490
5.750% due 05/15/2054	9,700	9,906
5.850% due 05/15/2055	20,741	21,365
6.250% due 09/01/2037	700	760

Public Service Co. of New Hampshire
3.600% due 07/01/2049	4,700	3,567

Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,505
6.625% due 11/15/2037	1,135	1,268

Public Service Electric & Gas Co.
4.850% due 08/01/2034	5,902	5,962

Puget Energy, Inc.
4.100% due 06/15/2030	6,010	5,873

Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,120
5.448% due 06/01/2053	4,400	4,322
5.764% due 07/15/2040	8,200	8,390

Rio Oil Finance Trust
9.750% due 01/06/2027	2,413	2,502

RWE Finance U.S. LLC
5.125% due 09/18/2035	5,900	5,823
5.875% due 09/18/2055	9,800	9,689

San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	10,087
3.320% due 04/15/2050	10,305	7,237
3.700% due 03/15/2052	15,130	11,156
3.750% due 06/01/2047	7,550	5,809
3.950% due 11/15/2041	1,968	1,639
4.100% due 06/15/2049	18,761	15,124
4.150% due 05/15/2048	12,140	9,882
4.300% due 04/01/2042	5,097	4,404
4.500% due 08/15/2040	2,600	2,401
5.350% due 04/01/2053	38,086	36,671
5.400% due 04/15/2035	9,915	10,245
5.550% due 04/15/2054	4,500	4,432
6.000% due 06/01/2039	3,357	3,656

Saudi Electricity Global Sukuk Co. 2
5.060% due 04/08/2043	22,700	21,882

Saudi Electricity Global Sukuk Co. 3
5.500% due 04/08/2044	27,700	27,983

SCE Recovery Funding LLC
5.112% due 12/14/2049	3,000	2,904

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sempra
3.250% due 06/15/2027		$1,100	$1,081
6.000% due 10/15/2039		15,145	15,793
6.375% due 04/01/2056 •		20,700	21,256

Sierra Pacific Power Co.
5.900% due 03/15/2054		4,800	4,907

Southern California Edison Co.
2.750% due 02/01/2032		6,800	5,983
2.950% due 02/01/2051		13,000	7,964
3.450% due 02/01/2052		14,000	9,325
3.650% due 02/01/2050		12,765	8,934
3.650% due 06/01/2051		31,200	21,610
3.900% due 12/01/2041		42,994	33,573
3.900% due 03/15/2043		6,655	5,215
4.000% due 04/01/2047		106,850	80,958
4.050% due 03/15/2042		3,834	3,079
4.125% due 03/01/2048		26,468	20,252
4.650% due 10/01/2043		41,350	35,268
4.875% due 03/01/2049		17,583	14,889
5.150% due 06/01/2029		9,890	10,065
5.200% due 06/01/2034		9,400	9,351
5.750% due 04/01/2035		8,073	8,337
5.900% due 03/01/2055		413	401
6.000% due 01/15/2034		5,900	6,183
6.050% due 03/15/2039		12,000	12,362
6.200% due 09/15/2055		17,400	17,562
6.650% due 04/01/2029		6,995	7,340

Southern California Gas Co.
3.750% due 09/15/2042		4,900	3,951
3.950% due 02/15/2050		8,127	6,371
4.300% due 01/15/2049		1,942	1,617
5.050% due 09/01/2034		17,850	18,171
5.125% due 11/15/2040		1,300	1,281
5.200% due 06/01/2033		3,500	3,622
5.600% due 04/01/2054		9,785	9,835
6.000% due 06/15/2055		7,100	7,446

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		15,925	13,424
5.875% due 03/15/2041		7,500	7,783

Southern Power Co.
5.250% due 07/15/2043		1,000	965

Southwest Gas Corp.
4.050% due 03/15/2032		11,261	10,833

Southwestern Electric Power Co.
2.750% due 10/01/2026		900	888
3.250% due 11/01/2051		550	367
3.850% due 02/01/2048		24,272	18,357
5.300% due 04/01/2033		7,000	7,172
6.200% due 03/15/2040		14,340	15,197

Southwestern Public Service Co.
3.150% due 05/01/2050		18,050	12,195
3.700% due 08/15/2047		3,465	2,626
3.750% due 06/15/2049		4,000	3,003
4.400% due 11/15/2048		1,000	839
4.500% due 08/15/2041		3,900	3,522
5.150% due 06/01/2052		13,000	11,285
6.000% due 10/01/2036		2,000	2,077
6.000% due 06/01/2054		13,170	13,734

SW Finance I PLC
7.000% due 04/16/2040	GBP	19,300	25,097

System Energy Resources, Inc.
5.300% due 12/15/2034		$4,100	4,129
6.000% due 04/15/2028		5,000	5,206

Tampa Electric Co.
4.450% due 06/15/2049		18,500	15,746

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% due 02/01/2031		12,800	12,841

Toledo Edison Co.
2.650% due 05/01/2028		16,667	15,827
6.150% due 05/15/2037		4,900	5,333

Union Electric Co.
3.900% due 04/01/2052		31,000	24,272
5.125% due 03/15/2055		8,300	7,863
5.450% due 03/15/2053		15,600	15,306

Verizon Communications, Inc.
2.987% due 10/30/2056		29,357	18,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 11/20/2060	$500	$304
3.400% due 03/22/2041 (l)	9,422	7,449
3.550% due 03/22/2051	100	73
3.700% due 03/22/2061	1,400	987
3.850% due 11/01/2042	14,860	12,083
3.875% due 03/01/2052 (l)	29,380	22,569
4.862% due 08/21/2046	6,470	5,891
5.050% due 05/09/2033	65	67
5.500% due 02/23/2054	1,602	1,579

Virginia Electric & Power Co.
3.800% due 09/15/2047	12,700	9,852
4.000% due 11/15/2046	10,600	8,543
4.600% due 12/01/2048	4,744	4,160
5.450% due 04/01/2053	6,500	6,364
5.600% due 09/15/2055	10,000	9,969
6.000% due 05/15/2037	400	430

Vistra Operations Co. LLC
5.700% due 12/30/2034	3,000	3,107
6.000% due 04/15/2034	4,100	4,326
6.950% due 10/15/2033	5,067	5,655

Vodafone Group PLC
5.750% due 06/28/2054	13,673	13,471
5.875% due 06/28/2064	17,754	17,685
6.250% due 11/30/2032	2,650	2,874
7.000% due 04/04/2079 •	5,700	6,030

Wisconsin Public Service Corp.
2.850% due 12/01/2051	25,500	16,165
3.300% due 09/01/2049	3,100	2,181

Xcel Energy, Inc.
4.600% due 06/01/2032	9,171	9,106
6.500% due 07/01/2036	6,900	7,630

		4,323,209

Total Corporate Bonds & Notes (Cost $22,329,080)		20,597,046

MUNICIPAL BONDS & NOTES 2.2%

CALIFORNIA 0.8%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	7,000	7,999

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	4,800	5,079

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	28,895	32,999
7.043% due 04/01/2050	15,775	18,145

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	4,802

California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	2,628

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,683
7.550% due 04/01/2039	3,607	4,406

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	9,196

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	10,134

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,155

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	690	617
3.714% due 06/01/2041	14,115	11,087

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	13,140	14,440
7.618% due 08/01/2040	5,200	6,224

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	$2,000	$2,164

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	875	988

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	564

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	4,648

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	27,090

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	2,500	2,366

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,795	1,876

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	27,844	23,670

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	7,803	6,508

		205,468

GEORGIA 0.2%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,212	2,427
6.655% due 04/01/2057	40,737	44,376

		46,803

ILLINOIS 0.1%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	949

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	14,975	16,746

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	1,080	1,116

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	5,000	5,398

		24,209

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	1,958

MASSACHUSETTS 0.0%

Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	2,360	2,504

MICHIGAN 0.1%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	16,800	12,443

University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,338
2.562% due 04/01/2050	7,000	4,453

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	7,400	5,976

		34,210

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2036 (e)	$6,375	$3,773

NEW JERSEY 0.0%

New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	920	1,067

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	5,249

NEW YORK 0.3%

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	460	456

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,140	1,167

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	452	460
5.389% due 03/15/2040	200	203

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,789

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	7,370	7,625

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	533

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	188

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	71,916

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,796

		88,133

OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009
6.449% due 02/15/2044	1,000	1,069

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	890	925
7.734% due 02/15/2033	7,325	8,536
8.084% due 02/15/2050	40,725	52,353

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	57

		62,940

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,677

TEXAS 0.4%

Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	15,799

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	14,131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 02/15/2035 (e)	$8,205	$5,244

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	22,067	22,749
5.169% due 04/01/2041	25,300	25,805

Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	16,000	16,335

University of Texas System Revenue Bonds, Series 2020
2.439% due 08/15/2049	8,700	5,455

		105,518

VIRGINIA 0.0%

University of Virginia Revenue Bonds, (BABs), Series 2009
6.200% due 09/01/2039	1,245	1,378

WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	1,118
0.000% due 04/01/2037 (e)	2,150	1,190
0.000% due 04/01/2038 (e)	2,800	1,454
0.000% due 04/01/2039 (e)	2,500	1,216

		4,978

Total Municipal Bonds & Notes (Cost $622,970)		600,865

U.S. GOVERNMENT AGENCIES 14.9%

Federal Home Loan Mortgage Corp.
5.500% due 08/01/2054 - 01/01/2055	37,273	37,621

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
4.305% due 10/25/2052 ~	18,050	15,462

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.552% due 08/15/2032 ~	1	1

Federal National Mortgage Association
3.500% due 12/01/2042 - 04/01/2049	5,985	5,581
4.000% due 10/01/2040 - 08/01/2049	559	537
5.500% due 10/01/2054	316	324

Government National Mortgage Association
3.500% due 07/20/2052 - 07/20/2055	101,497	92,653
4.500% due 09/15/2033	3	3
8.500% due 09/15/2030	2	2

Government National Mortgage Association, TBA
3.500% due 11/01/2055	200	182
4.000% due 10/01/2055 - 11/01/2055	171,300	161,067
4.500% due 11/01/2055	116,600	113,028
5.000% due 10/01/2055 - 11/01/2055	123,400	122,687
6.000% due 10/01/2055 - 11/01/2055	47,800	48,620

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2055 - 11/01/2055	81,831	77,114
4.500% due 10/01/2055 - 11/01/2055	1,505,938	1,460,232
5.000% due 11/01/2055	1,612,649	1,598,439
6.000% due 11/01/2055	300,000	306,441

Total U.S. Government Agencies (Cost $4,053,873)		4,039,994

U.S. TREASURY OBLIGATIONS 22.5%

U.S. Treasury Bonds
1.875% due 02/15/2051	221,800	126,742
2.000% due 02/15/2050 (n)(p)	14,100	8,435

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 02/15/2052 (n)	$84,300	$52,309
2.375% due 02/15/2042 (l)(n)	514,700	381,572
2.500% due 02/15/2045 (l)(n)	498,818	357,454
2.500% due 02/15/2046 (n)	185,185	130,780
2.500% due 05/15/2046 (n)(p)	189,000	132,957
2.750% due 11/15/2042 (n)	100,000	77,480
2.750% due 08/15/2047 (n)	216,500	157,013
2.750% due 11/15/2047 (n)	100,512	72,679
2.875% due 08/15/2045 (n)	170,392	129,521
2.875% due 05/15/2049 (l)(n)	633,400	462,233
2.875% due 05/15/2052 (n)(p)	79,743	56,920
3.000% due 02/15/2048 (n)(p)	17,600	13,294
3.000% due 08/15/2048 (n)	207,264	155,885
3.000% due 02/15/2049	151,900	113,768
3.125% due 02/15/2043 (n)	321,900	262,839
3.125% due 05/15/2048 (n)(p)	91,885	70,877
3.250% due 05/15/2042 (n)	156,686	131,690
3.375% due 08/15/2042 (n)	122,000	103,993
3.375% due 11/15/2048 (n)(p)	57,500	46,207
3.875% due 02/15/2043 (n)(p)	128,300	116,482
3.875% due 05/15/2043 (l)(n)	176,200	159,654
4.000% due 11/15/2052 (n)	210,654	186,462
4.250% due 02/15/2054 (n)	189,500	174,969
4.250% due 08/15/2054 (l)	138,500	127,896
4.500% due 11/15/2054 (l)(n)(p)	502,600	484,067
4.625% due 11/15/2044 (l)	11,700	11,594
4.625% due 05/15/2054 (l)	351,800	345,740
4.625% due 02/15/2055 (l)	539,600	530,578
4.750% due 02/15/2045 (l)	18,800	18,922
4.750% due 05/15/2055 (l)	191,590	192,249
4.750% due 08/15/2055 (l)	386,200	387,588
4.875% due 08/15/2045 (l)	128,800	131,688

U.S. Treasury Notes
4.250% due 08/15/2035	166,900	168,269

U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	16,580
0.000% due 02/15/2042 (a)(n)	17,670	8,067
0.000% due 05/15/2042 (a)	21,000	9,433
0.000% due 11/15/2042 (a)	26,900	11,743

Total U.S. Treasury Obligations (Cost $6,861,692)		6,126,629

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037	20,220	18,109

Bank
2.283% due 09/15/2064	7,400	6,974

BIG Commercial Mortgage Trust
5.492% due 02/15/2039 •	4,500	4,489

BX Commercial Mortgage Trust
5.163% due 02/15/2039 •	5,589	5,587

CHL Mortgage Pass-Through Trust
4.932% due 02/25/2035 •	7	7

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ	5,742	5,743

CSMC Trust
5.665% due 07/15/2038 •	3,000	2,733

DC Commercial Mortgage Trust
6.314% due 09/12/2040	2,000	2,073

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	6,910	6,443
4.248% due 07/05/2033	6,100	5,803
4.997% due 04/15/2037 •	976	963

Merrill Lynch Mortgage Investors Trust
5.290% due 03/25/2028 •	2	2
5.381% due 01/25/2029 •	10	9

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039	9,900	9,278

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	6,812	6,562
6.864% due 10/25/2063 þ	4,764	4,835

One New York Plaza Trust
5.215% due 01/15/2036 •	8,000	7,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OPEN Trust
7.239% due 11/15/2040 •	$585	$586

PMT Loan Trust
5.706% due 08/25/2056 •	693	695

PRKCM Trust
7.225% due 11/25/2058 þ	850	865

Structured Adjustable Rate Mortgage Loan Trust
5.238% due 09/25/2034 ~	68	67

Towd Point Mortgage Trust
5.272% due 05/25/2058 •	742	759

VASA Trust
5.165% due 07/15/2039 •	1,000	980

Total Non-Agency Mortgage-Backed Securities (Cost $94,900)		91,438

ASSET-BACKED SECURITIES 0.4%

CMBS OTHER 0.1%

Arbor Realty Commercial Real Estate Notes Ltd.
5.615% due 11/15/2036 •	7,674	7,693

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	169	169

MF1 LLC
5.871% due 03/19/2039 •	1,000	1,005

MF1 Ltd.
5.330% due 10/16/2036 •	5,026	5,029

PFP Ltd.
6.050% due 09/17/2039 •	3,254	3,262

		17,158

HOME EQUITY OTHER 0.0%

Finance America Mortgage Loan Trust
5.142% due 11/25/2034 •	3,053	3,088

Morgan Stanley ABS Capital I, Inc. Trust
5.127% due 03/25/2034 •	1,827	1,889

Soundview Home Loan Trust
4.732% due 06/25/2036 •	4,018	3,906

Structured Asset Securities Corp. Mortgage Loan Trust
6.272% due 08/25/2037 •	6	6

		8,889

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.614% due 11/26/2036 •	5	5

OTHER ABS 0.3%

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	4,092	3,929

Allegro CLO XI Ltd.
5.575% due 01/19/2033 •	811	812

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •	5,296	5,302

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •	7,152	7,165

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •	3,581	3,583

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	1,771	1,759

KKR CLO 11 Ltd.
5.759% due 01/15/2031 •	1,982	1,984

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	8,975	8,751

LCM XVIII LP
5.607% due 04/20/2031 •	166	166

Madison Park Funding XXXV Ltd.
5.577% due 04/20/2032 •	1,498	1,501

Marble Point CLO XIV Ltd.
5.525% due 01/20/2032 •	6,838	6,828

METAL LLC
4.581% due 10/15/2042	9,856	6,653

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		$3,329	$3,332

Pikes Peak CLO 2
5.549% due 10/11/2034 •		3,000	3,004

Pikes Peak CLO 4
5.528% due 07/15/2034 •		3,000	3,005

Start II Ltd.
4.089% due 03/15/2044		2,633	2,617

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		1,354	1,354

VB-S1 Issuer LLC
3.706% due 02/15/2057		7,100	6,538

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		4,800	4,811

Venture XIX CLO Ltd.
5.839% due 01/15/2032 •		1,487	1,490

Voya CLO Ltd.
5.525% due 07/20/2032 •		3,651	3,653
5.621% due 10/17/2032 •		1,848	1,850

			80,087

Total Asset-Backed Securities (Cost $109,762)			106,139

SOVEREIGN ISSUES 3.7%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070		37,100	21,772
3.125% due 04/16/2030		13,700	13,328
3.125% due 09/30/2049		5,200	3,782
3.875% due 04/16/2050		12,600	10,344

Brazil Government International Bonds
5.000% due 01/27/2045		46,630	37,943

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		11,500	12,144

Chile Government International Bonds
4.000% due 01/31/2052		3,200	2,531

Israel Government International Bonds
3.875% due 07/03/2050		18,000	12,983
4.125% due 01/17/2048		13,300	10,406
4.500% due 04/03/2120		4,600	3,350
5.375% due 03/12/2029		5,000	5,145
5.375% due 02/19/2030 (l)		17,400	17,969
5.500% due 03/12/2034		5,000	5,143
5.750% due 03/12/2054		20,000	18,959

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	5,500	6,496
3.771% due 05/24/2061		$59,442	37,609
4.500% due 03/19/2034	EUR	4,400	5,250
4.750% due 03/22/2031		$15,000	14,914
5.125% due 03/19/2038	EUR	1,700	2,034
5.375% due 03/22/2033		$4,800	4,802
5.625% due 09/22/2035		9,600	9,567
6.338% due 05/04/2053		1,564	1,524
6.400% due 05/07/2054		25,000	24,488
6.875% due 05/13/2037		8,200	8,864
7.375% due 05/13/2055		3,100	3,412

Mexico Udibonos
2.750% due 11/27/2031 (g)	MXN	170,500	8,437
4.000% due 11/30/2028 (g)		124,669	6,789
4.000% due 08/24/2034 (g)		32,493	1,700

Peru Government Bonds
5.350% due 08/12/2040	PEN	2,700	690
5.400% due 08/12/2034		21,100	5,886
7.300% due 08/12/2033		192,055	61,688

Peru Government International Bonds
5.375% due 02/08/2035		$1,800	1,838
5.400% due 08/12/2034	PEN	365,300	101,909
5.875% due 08/08/2054		$1,400	1,409
6.150% due 08/12/2032	PEN	121,496	37,096
6.900% due 08/12/2037		3,900	1,175
6.950% due 08/12/2031		88,832	28,338

Qatar Government International Bonds
4.400% due 04/16/2050		$6,800	6,091
5.103% due 04/23/2048		28,900	28,786

Republic of Poland Government International Bonds
5.500% due 04/04/2053 (l)		12,400	12,048

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$7,300	$7,226
5.750% due 09/30/2049		38,900	31,220

Romania Government International Bonds
1.750% due 07/13/2030	EUR	9,100	9,395
2.875% due 04/13/2042		9,100	6,868
3.750% due 02/07/2034		2,900	2,972
5.250% due 03/10/2030		12,700	15,375
5.250% due 05/30/2032		8,700	10,207
5.625% due 02/22/2036		4,900	5,603
5.625% due 05/30/2037		9,700	10,902

Saudi Government International Bonds
3.375% due 03/05/2032		5,000	5,931
3.450% due 02/02/2061		$13,100	8,582
3.750% due 03/05/2037	EUR	7,100	8,255
4.500% due 10/26/2046		$47,700	41,428
4.625% due 10/04/2047		14,800	12,925
5.000% due 04/17/2049		15,000	13,822
5.000% due 01/18/2053		25,000	22,632
5.125% due 01/13/2028		20,000	20,440
5.375% due 01/13/2031		20,000	21,032
5.750% due 01/16/2054		34,400	34,611

State of Israel
3.800% due 05/13/2060		2,100	1,403

U.K. Gilts
4.375% due 07/31/2054	GBP	101,327	114,093

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)		$25	13
0.000% due 02/01/2034 þ(f)		93	39
0.000% due 02/01/2035 þ(f)		79	38
0.000% due 02/01/2036 þ(f)		65	32
4.500% due 02/01/2034 þ		137	77
4.500% due 02/01/2035 þ		182	101
4.500% due 02/01/2036 þ		137	74

Total Sovereign Issues (Cost $1,058,472)			1,003,935

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNSN Holdings, Inc. (c)(k)		14,866	892

INDUSTRIALS 0.0%

Foresea Holdings SA «		179,471	3,888

Total Common Stocks (Cost $3,878)			4,780

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%		20,200	24,933

Total Convertible Preferred Securities (Cost $24,500)			24,933

PREFERRED SECURITIES 2.7%

BANKING & FINANCE 2.6%

American Express Co.
3.550% due 09/15/2026 •(h)		6,400,000	6,280

	SHARES	MARKET VALUE (000S)

Banco Santander SA
8.000% due 02/01/2034 •(h)(i)	15,000,000	$16,550

Bank of America Corp.
5.875% due 03/15/2028 •(h)	93,500,000	94,562

Capital One Financial Corp.
3.950% due 09/01/2026 •(h)	5,700,000	5,617

Charles Schwab Corp.
4.000% due 06/01/2026 •(h)	11,000,000	10,880
4.000% due 12/01/2030 •(h)	57,000,000	53,611
5.000% due 12/01/2027 •(h)	8,150,000	8,024

Citigroup, Inc.
3.875% due 02/18/2026 •(h)	40,000,000	39,664
4.000% due 12/10/2025 •(h)	3,000,000	2,989
6.875% (H15T5Y + 2.890%) due 12/31/2099 ~	29,000,000	29,940
6.950% due 02/15/2030 •(h)	26,469,000	27,223
7.000% due 08/15/2034 •(h)	17,100,000	18,205
7.125% due 08/15/2029 •(h)	9,000,000	9,308
7.200% due 05/15/2029 •(h)	9,400,000	9,733
7.625% due 11/15/2028 •(h)	5,100,000	5,363

CoBank ACB
4.250% due 01/01/2027 •(h)	12,600,000	12,264
6.450% due 10/01/2027 •(h)	15,000,000	15,136
7.125% due 01/01/2030 •(h)	15,000,000	15,582

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(h)	8,500,000	8,360

Farm Credit Bank of Texas
7.000% due 09/15/2030 •(h)	5,400,000	5,673
7.750% due 06/15/2029 •(h)	4,000,000	4,200

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)	21,900,000	21,477
6.125% due 11/10/2034 •(h)(l)	32,000,000	32,614
6.850% due 02/10/2030 •(h)	15,000,000	15,607
7.500% due 02/10/2029 •(h)	3,500,000	3,726
7.500% due 05/10/2029 •(h)	10,000,000	10,589

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	26,000,000	25,711
4.625% due 06/01/2026 (h)	829,000	16,804
6.500% due 04/01/2030 •(h)	41,000,000	42,492
6.730% (TSFR3M + 2.745%) due 01/01/2026 ~(h)	12,700,000	12,761
6.875% due 06/01/2029 •(h)	18,050,000	19,053

MetLife Capital Trust IV
7.875% due 12/15/2067	23,640,000	26,480

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(h)	2,700,000	2,622
6.250% due 03/15/2030 •(h)	1,100,000	1,130

State Street Corp.
6.700% due 03/15/2029 •(h)	11,900,000	12,402

U.S. Bancorp
5.300% due 04/15/2027 •(h)	13,555,000	13,542

Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	26,874,000	26,658
6.850% due 09/15/2029 •(h)	20,000,000	21,061

		703,893

INDUSTRIALS 0.1%

SVB Financial Trust
0.000% due 11/07/2032 (e)	516,000	62

	SHARES	MARKET VALUE (000S)
11.000% due 11/07/2032	16,945	$9,235

		9,297

UTILITIES 0.0%

Sempra
4.875% due 10/15/2025 •(h)	7,450,000	7,453

Total Preferred Securities (Cost $735,976)		720,643

SHORT-TERM INSTRUMENTS 0.0%

COMMERCIAL PAPER 0.0%

Eversource Energy
4.600% due 10/06/2025	$600	600

	SHARES

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (j)	977,960	978

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.101% due 11/04/2025 - 01/27/2026 (d)(e)(l)(n)(p)	$4,372	4,341

Total Short-Term Instruments (Cost $5,919)		5,919

Total Investments in Securities (Cost $35,971,191)		33,392,115

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	3,705,424	36,087

Total Short-Term Instruments (Cost $36,086)		36,087

Total Investments in Affiliates (Cost $36,086)		36,087

Total Investments 122.9% (Cost $36,007,277)		$33,428,202

Financial Derivative Instruments (m)(o) (0.1)% (Cost or Premiums, net $499,939)		(17,267)

Other Assets and Liabilities, net (22.8)%		(6,201,715)

Net Assets 100.0%		$27,209,220

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$9,909	$10,226	0.04%
Credit Opportunities Partners LLC 6.520% due 03/20/2028	03/20/2025	6,900	6,988	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	8,200	8,370	0.03
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	2,600	2,634	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	1,700	1,736	0.01
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	4,200	4,325	0.02
MNSN Holdings, Inc.	04/26/2022	289	892	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020 - 08/23/2021	55,458	44,862	0.16
NFL Football Club Term Notes 5.250% due 10/05/2034	06/27/2025	22,400	22,652	0.08
NFL Football Club Term Notes 5.420% due 10/05/2037	06/27/2025	8,000	8,109	0.03
National Football League 5.250% due 10/05/2034	06/27/2025	12,200	12,509	0.05
National Football League 5.420% due 10/05/2037	06/27/2025	4,000	4,119	0.01
National Football League 5.580% due 10/05/2033	03/14/2024	10,000	10,283	0.04
National Football League 5.680% due 10/05/2035	03/14/2024	5,000	5,118	0.02
National Football League 5.890% due 10/05/2043	03/14/2024	5,000	5,024	0.02
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	8,700	8,701	0.03
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	24,000	27,075	0.10
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	5,392	6,102	0.02

		$193,948	$189,725	0.70%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.270%	09/30/2025	10/01/2025		$(33,825)	$(33,829)
	4.550	09/30/2025	10/01/2025		(315,769)	(315,809)
BRC	(1.250)	09/19/2025	TBD	(2)	(2,749)	(2,747)
	2.250	09/19/2025	TBD	(2)	(779)	(780)
	3.000	09/19/2025	TBD	(2)	(1,082)	(1,083)
	3.250	09/24/2025	TBD	(2)	(3,873)	(3,875)
	3.500	09/19/2025	TBD	(2)	(2,857)	(2,860)
	3.850	09/19/2025	TBD	(2)	(28,181)	(28,217)
	3.950	09/19/2025	TBD	(2)	(9,274)	(9,287)
	4.050	09/19/2025	TBD	(2)	(17,197)	(17,220)
	4.150	09/19/2025	TBD	(2)	(94,226)	(94,356)
	4.150	09/24/2025	TBD	(2)	(3,022)	(3,024)
	4.150	10/01/2025	10/06/2025		(132,342)	(132,342)
	4.190	10/01/2025	10/06/2025		(165,737)	(165,737)
	4.340	09/30/2025	10/02/2025		(275,220)	(275,253)
DEU	4.180	10/01/2025	10/03/2025		(178,736)	(178,737)
	4.250	09/22/2025	10/17/2025		(1,702)	(1,704)
	4.250	09/24/2025	10/01/2025		(144,245)	(144,364)
	4.260	09/19/2025	10/10/2025		(4,090)	(4,096)
	4.310	09/26/2025	10/03/2025		(18,964)	(18,976)
IND	4.230	10/01/2025	10/02/2025		(101,250)	(101,250)
JML	1.750	09/19/2025	TBD	(2)	(2,922)	(2,924)
JPS	4.000	09/19/2025	10/31/2025		(683)	(683)
	4.050	09/19/2025	10/31/2025		(33,602)	(33,647)
	4.050	09/24/2025	10/31/2025		(2,011)	(2,012)
	4.350	09/24/2025	10/01/2025		(34,278)	(34,307)
MEI	2.500	09/19/2025	10/31/2025		(6,998)	(7,004)

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
	4.050%	09/19/2025	TBD	(2)	$(9,687)	$(9,700)
MSC	3.500	09/24/2025	10/31/2025		(5,582)	(5,586)
NOM	3.900	09/30/2025	TBD	(2)	(4,429)	(4,430)
	4.050	09/19/2025	TBD	(2)	(3,740)	(3,745)
NXN	4.255	09/18/2025	10/23/2025		(1,116,413)	(1,118,128)
	4.255	09/26/2025	10/23/2025		(11,875)	(11,883)

Total Reverse Repurchase Agreements						$(2,769,595)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	4.250%	09/25/2025	10/14/2025	$(17,308)	$(17,320)
GSC	4.270	09/30/2025	10/16/2025	(1,569)	(1,569)
	4.270	10/01/2025	10/16/2025	(6,729)	(6,730)
	4.280	09/22/2025	10/08/2025	(5,932)	(5,938)
TDM	4.240	09/22/2025	10/02/2025	(1,186)	(1,188)
	4.240	09/22/2025	10/23/2025	(593)	(594)
	4.240	10/01/2025	10/23/2025	(9,301)	(9,301)
	4.270	09/18/2025	10/08/2025	(5,349)	(5,358)
	4.270	09/22/2025	10/08/2025	(3,485)	(3,489)
	4.270	10/01/2025	10/20/2025	(2,485)	(2,485)
UBS	4.250	10/01/2025	10/22/2025	(6,729)	(6,729)
	4.260	09/18/2025	10/24/2025	(10,172)	(10,187)
	4.260	09/22/2025	10/24/2025	(4,004)	(4,008)
	4.260	09/26/2025	10/16/2025	(7,038)	(7,042)
	4.260	09/26/2025	10/24/2025	(4,593)	(4,596)
	4.260	09/30/2025	10/24/2025	(1,661)	(1,661)
	4.260	10/01/2025	10/16/2025	(26,170)	(26,170)
	4.260	10/01/2025	10/24/2025	(10,468)	(10,468)
	4.320	09/15/2025	10/15/2025	(14,482)	(14,509)
	4.320	09/17/2025	10/15/2025	(14,636)	(14,661)
	4.320	09/18/2025	10/15/2025	(5,651)	(5,660)
	4.320	09/22/2025	10/15/2025	(2,966)	(2,969)
	4.320	09/26/2025	10/15/2025	(4,445)	(4,448)
	4.320	09/30/2025	10/15/2025	(4,060)	(4,060)
	4.320	10/01/2025	10/15/2025	(18,693)	(18,693)
	4.340	09/10/2025	10/06/2025	(9,381)	(9,404)
	4.340	09/17/2025	10/06/2025	(83)	(83)
	4.340	09/18/2025	10/06/2025	(716)	(717)
	4.340	09/22/2025	10/06/2025	(8,898)	(8,908)
	4.340	09/26/2025	10/06/2025	(593)	(593)
	4.340	09/30/2025	10/06/2025	(5,259)	(5,260)

Total Sale-Buyback Transactions					$(214,798)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA	4.500%	10/01/2055	$150,000	$(145,699)	$(145,514)

Total Short Sales (0.5)%				$(145,699)	$(145,514)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(349,638)	$0	$(349,638)	$350,144	$506
BRC	0	(736,781)	0	(736,781)	445,869	(290,912)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
DEU	$0	$(347,877)	$0	$(347,877)	$166,028	$(181,849)
IND	0	(101,250)	0	(101,250)	0	(101,250)
JML	0	(2,924)	0	(2,924)	2,862	(62)
JPS	0	(70,649)	0	(70,649)	71,689	1,040
MEI	0	(16,704)	0	(16,704)	17,215	511
MSC	0	(5,586)	0	(5,586)	5,783	197
NOM	0	(8,175)	0	(8,175)	8,551	376
NXN	0	(1,130,011)	0	(1,130,011)	1,109,788	(20,223)

Master Securities Forward Transaction Agreement
BCY	0	0	(17,320)	(17,320)	17,058	(262)
GSC	0	0	(14,237)	(14,237)	14,143	(94)
TDM	0	0	(22,415)	(22,415)	22,213	(202)
UBS	0	0	(160,826)	(160,826)	159,798	(1,028)

Total Borrowings and Other Financing Transactions	$0	$(2,769,595)	$(214,798)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(48,932)	$(146,331)	$(195,263)
U.S. Treasury Obligations	(528,309)	(1,392,732)	0	0	(1,921,041)
Sovereign Issues	0	(37,308)	0	(9,700)	(47,008)
Preferred Securities	0	0	0	(28,217)	(28,217)

Total	$(528,309)	$(1,430,040)	$(48,932)	$(184,248)	$(2,191,529)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(214,798)	0	0	(214,798)

Total	$0	$(214,798)	$0	$0	$(214,798)

Total Borrowings	$(528,309)	$(1,644,838)	$(48,932)	$(184,248)	$(2,406,327)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(2,406,327)

(l)	Securities with an aggregate market value of $2,390,209 and cash of $1,887 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(2,921,356) at a weighted average interest rate of 4.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(369) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(578,066) is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$ 111.500	10/24/2025	1,953	$1,953	$(363)	$(397)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	1,472	1,472	(335)	(315)
Put - EUREX Euro-Bund October 2025 Futures	EUR 127.500	10/24/2025	432	432	(162)	(97)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	260	260	(58)	(73)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	172	172	(75)	(18)

					$(993)	$(900)

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	797	$797	$(148)	$(89)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	1,278	1,278	(320)	(176)

					$(468)	$(265)

Total Written Options					$(1,461)	$(1,165)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	5,193	$1,258,069	$11,469	$325	$0
3-Month SOFR Active Contract December Futures	03/2028	7,248	1,754,378	16,179	544	0
3-Month SOFR Active Contract June Futures	09/2027	6,992	1,693,812	15,359	524	0
3-Month SOFR Active Contract March Futures	06/2027	10,307	2,497,257	23,008	644	0
3-Month SOFR Active Contract September Futures	12/2026	958	231,956	2,049	72	0
3-Month SOFR Active Contract September Futures	12/2027	9,554	2,313,621	20,153	716	0
Euro-Bobl December Futures	12/2025	129	17,843	5	24	0
Japan Government 10-Year Bond December Futures	12/2025	204	187,316	(1,812)	152	(152)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	22,939	2,754,114	72,065	0	(12,903)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	4,577	526,713	5,273	0	(286)

				$163,748	$3,001	$(13,341)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	19,403	$(2,118,717)	$2,046	$0	$(758)

Total Futures Contracts				$165,794	$3,001	$(14,099)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.725%	$7,500	$305	$(436)	$(131)	$3	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.049	21,300	(3,584)	(50)	(3,634)	11	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.563	12,500	269	(616)	(347)	6	0

						$(3,010)	$(1,102)	$(4,112)	$20	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.170%		$11,600	$2,127	$(1,988)	$139	$0	$0
AES Corp.	5.000	Quarterly	06/20/2027	0.428		15,000	2,072	(903)	1,169	0	(6)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		87,600	(468)	1,853	1,385	0	(11)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.222		16,300	110	(78)	32	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		31,000	393	(134)	259	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	13,400	79	(49)	30	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.265		1,600	(4)	48	44	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.759		9,000	(19)	2,230	2,211	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		$5,200	62	(26)	36	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	0.962	EUR	5,000	1,153	111	1,264	0	(5)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		$11,700	73	(9)	64	0	(1)
Lennar Corp.	5.000	Quarterly	12/20/2025	0.220		4,900	890	(832)	58	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		46,950	127	(34)	93	0	(1)
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		33,000	209	(21)	188	0	(2)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.161		15,900	469	(369)	100	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		36,500	804	(46)	758	0	(34)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Teck Resources Ltd.	5.000%	Quarterly	06/20/2026	0.107%		$10,800	$1,877	$(1,485)	$392	$1	$0
Tesco PLC	1.000	Quarterly	06/20/2028	0.245	EUR	7,700	82	103	185	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284		$10,000	240	(151)	89	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		45,200	(132)	860	728	0	(7)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		9,700	(24)	195	171	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	13,350	106	72	178	0	(3)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.124		$10,900	78	40	118	0	0

							$10,304	$(613)	$9,691	$2	$(73)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.EM-43 5-Year Index	(1.000)%	Quarterly	06/20/2030		$200	$(7)	$4	$(3)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		1,179,850	(26,444)	(688)	(27,132)	0	0
CDX.iTraxx Europe 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	219,970	4,949	899	5,848	73	0

						$(21,502)	$215	$(21,287)	$73	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025		$36,892	$(1,371)	$1,409	$38	$0	$(6)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		276	(8)	9	1	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		32,292	(1,171)	1,312	141	0	(13)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		5,100	(223)	215	(8)	0	(2)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		1,600	(61)	53	(8)	0	(1)
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		2,000	(58)	42	(16)	0	(1)
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		1,400	(31)	1	(30)	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		81,680	1,150	452	1,602	4	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		38,800	566	267	833	3	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		31,565	587	119	706	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		43,810	829	182	1,011	5	0
CDX.IG-44 5-Year Index	0.000	Quarterly	06/20/2030		12,940,320	227,603	69,972	297,575	1,006	(393)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		6,445,600	145,164	2,975	148,139	1,047	0
CDX.iTraxx Europe 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	47,360	1,204	5	1,209	13	0

						$374,173	$77,020	$451,193	$2,079	$(416)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030		GBP	608,600	$(3,412)	$(105)	$(3,517)	$837	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035			4,200	(12)	(84)	(96)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	$		275,000	1,177	14,654	15,831	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027			776,800	60,943	(21,916)	39,027	0	(216)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027			400,000	25,816	(11,550)	14,266	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029			593,560	(10,846)	4,903	(5,943)	0	(330)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030			2,354,200	54,136	(554)	53,582	0	(1,118)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030			500,000	7,081	(2,688)	4,393	0	(223)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031			785,750	(502)	(8,078)	(8,580)	0	(300)
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031			344,000	0	(3,941)	(3,941)	0	(131)
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031			218,500	0	(3,334)	(3,334)	0	(85)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034			510,660	18,869	(24,161)	(5,292)	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034			301,000	(14,925)	13,307	(1,618)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035			18,100	(53)	212	159	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053			145,377	(1,145)	1,762	617	430	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054			71,000	0	2,494	2,494	209	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054			249,200	4,161	16,587	20,748	721	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030		AUD	940,100	7,577	3,637	11,214	881	0
Pay(7)	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035			256,600	(2,938)	(907)	(3,845)	925	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		EUR	443,500	2,279	(940)	1,339	744	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056			166,530	(1,738)	(1,323)	(3,061)	0	(1,302)

								$146,468	$(22,025)	$124,443	$4,759	$(3,960)

Total Swap Agreements								$506,433	$53,495	$559,928	$6,933	$(4,449)

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,001	$6,933	$9,934	$(1,165)	$(14,099)	$(4,526)	$(19,790)

(n)

Securities with an aggregate market value of $1,025,992 and cash of $23,854 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $62 and liability of $(20) is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(77) for closed swap agreements is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	105,767		$123,361	$0	$(815)
	10/2025		$1,350	AUD	2,055	10	0
	11/2025	AUD	2,055		$1,350	0	(10)

BOA	10/2025	JPY	367,298		2,479	0	(5)
	10/2025		$543	JPY	81,329	7	0
	11/2025	JPY	81,047		$543	0	(7)
	12/2025		$5,310	MXN	99,908	101	0

BPS	10/2025	EUR	50,270		$59,537	518	0
	10/2025		$2,017	EUR	1,708	0	(12)
	10/2025		453	JPY	67,265	2	0
	11/2025	JPY	67,032		$453	0	(2)
	12/2025		$3,841	MXN	73,220	125	0

BRC	10/2025		722		13,513	14	0
	11/2025	AUD	5,564		$3,678	0	(5)
	11/2025	PEN	52,402		14,222	0	(848)

BSH	11/2025		158,800		42,940	0	(2,735)
	11/2025		$453	JPY	67,032	2	0
	12/2025	PEN	90,319		$25,311	0	(653)
	12/2025		$10	PEN	36	0	0
	01/2026	PEN	113		$32	0	(1)
	03/2026		14,645		4,193	0	(6)
	05/2026		46,829		13,176	0	(224)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	10/2025	AUD	14,392		$9,394	$0	$(129)
	10/2025	GBP	12,143		16,514	183	0
	10/2025	PEN	60,025		16,761	0	(516)
	10/2025		$1,516	AUD	2,315	16	0
	10/2025		2,732	EUR	2,320	0	(8)
	10/2025		35	JPY	5,199	0	0
	11/2025		22	PEN	82	1	0
	12/2025	PEN	72,164		$19,740	0	(1,003)
	01/2026		76,821		21,462	0	(598)
	03/2026		57,006		16,217	0	(128)
	05/2026		28,067		7,915	0	(117)

DUB	11/2025		52,251		14,913	0	(116)
	02/2026		14,478		4,071	0	(84)

FAR	10/2025	AUD	21		14	0	0
	10/2025	JPY	43,479		296	2	0
	10/2025		$1,558	AUD	2,387	21	0
	10/2025		272,110	EUR	232,911	1,339	0
	10/2025		335	JPY	50,000	4	0
	11/2025	AUD	2,387		$1,559	0	(21)
	11/2025	EUR	232,911		272,657	0	(1,340)
	12/2025	MXN	983,394		51,894	0	(1,371)
	12/2025		$65	MXN	1,229	2	0

GLM	10/2025	EUR	63,509		$75,214	652	0
	10/2025		$806	MXN	15,084	17	0

JPM	12/2025		2,178		40,648	24	0

MBC	10/2025	EUR	17,393		$20,598	178	0
	10/2025		$224	JPY	33,337	1	0
	11/2025	JPY	56,995		$385	0	(1)
	12/2025		$26,900	MXN	500,173	191	0

MYI	10/2025	JPY	3,971		$27	0	0
	10/2025		$739	JPY	110,312	7	0
	11/2025	EUR	1,511	AUD	2,700	9	0
	11/2025	JPY	109,931		$739	0	(7)

RBC	12/2025		$1,221	MXN	22,791	14	0

SCX	10/2025	JPY	20,330		$138	1	0
	10/2025		$270,006	GBP	201,858	1,473	0
	10/2025		430	JPY	63,479	0	(1)
	11/2025	GBP	201,858		$270,054	0	(1,473)
	11/2025	JPY	275		2	0	0
	12/2025		$2,097	MXN	38,853	7	0

SSB	10/2025	GBP	189,715		$255,720	572	0
	10/2025	PEN	79,889		21,687	0	(1,305)

UAG	10/2025		$1,385	AUD	2,092	0	0

Total Forward Foreign Currency Contracts						$5,493	$(13,541)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	36,200	$ (110)	$(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	36,700	(101)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	50,600	(131)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	36,700	(101)	(224)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	50,600	(131)	(199)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	37,800	(96)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	37,800	(96)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	26,000	(60)	(16)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	26,000	(60)	(58)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	51,100	(156)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	51,100	(148)	(171)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	51,000	(175)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	51,000	(175)	(14)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	35,000	(112)	(1)

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698%	10/06/2025	35,000	$(112)	$(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	36,700	(99)	(128)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	36,700	(99)	(62)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	21,400	(55)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	21,400	(55)	(4)

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	2,100	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	2,100	(7)	(1)

Total Written Options							$(2,086)	$(1,002)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Colombia Government International Bonds	1.000%	Quarterly	12/20/2026	0.766%	$1,400	$(37)	$41	$4	$0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.082	43,300	80	410	490	0

BPS	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	1,100	(30)	33	3	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	700	(62)	62	0	0

BRC	Colombia Government International Bonds	1.000	Quarterly	06/20/2026	0.624	9,300	(242)	269	27	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.124	8,400	183	(164)	19	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	1,100	(29)	32	3	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	300	(11)	12	1	0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.082	13,100	9	139	148	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2026	0.624	9,400	(245)	273	28	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	12,300	(498)	515	17	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	5,700	(508)	506	0	(2)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.638	8,800	1,230	(577)	653	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	5,200	(55)	129	74	0

JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	200	(8)	8	0	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210	9,300	(73)	128	55	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.626	73,600	(936)	406	0	(530)

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	3,400	(192)	197	5	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	4,000	(357)	356	0	(1)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194	1,500	(21)	24	3	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289	23,100	65	138	203	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365	16,700	(57)	239	182	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487	7,200	(139)	237	98	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543	31,300	(330)	775	445	0

							$(2,263)	$4,188	$2,458	$(533)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	1,800	$(53)	$59	$6	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		1,881	(70)	70	0	0

MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		1	0	0	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		7,700	(228)	253	25	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		2,395	(92)	92	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		4,900	(140)	156	16	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		7,500	(9)	47	38	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,200	(92)	103	11	0

							$(684)	$780	$96	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iBoxx USD Liquid Investment Grade Index	2,707,216	3.750% (SOFR less a specified spread)	Monthly	09/23/2026	$301,205	$0	$(382)	$0	$(382)

Total Swap Agreements								$(2,947)	$4,586	$2,554	$(915)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$10	$0	$0	$10	$(825)	$0	$0	$(825)	$(815)	$733	$(82)
BOA	108	0	494	602	(12)	(453)	0	(465)	137	0	137
BPS	645	0	3	648	(14)	0	0	(14)	634	(910)	(276)
BRC	14	0	46	60	(853)	(77)	0	(930)	(870)	783	(87)
BSH	2	0	0	2	(3,619)	0	0	(3,619)	(3,617)	3,353	(264)
CBK	200	0	152	352	(2,499)	(182)	0	(2,681)	(2,329)	2,329	0
DUB	0	0	0	0	(200)	(30)	0	(230)	(230)	302	72
FAR	1,368	0	0	1,368	(2,732)	0	0	(2,732)	(1,364)	1,197	(167)
GLM	669	0	0	669	0	(253)	0	(253)	416	(760)	(344)
GST	0	0	778	778	0	0	(2)	(2)	776	(990)	(214)
JPM	24	0	55	79	0	0	(912)	(912)	(833)	1,330	497
MBC	370	0	0	370	(1)	0	0	(1)	369	(270)	99
MYC	0	0	961	961	0	(5)	(1)	(6)	955	(800)	155
MYI	16	0	0	16	(7)	0	0	(7)	9	0	9
RBC	14	0	0	14	0	0	0	0	14	0	14
SAL	0	0	54	54	0	0	0	0	54	0	54
SCX	1,481	0	0	1,481	(1,474)	0	0	(1,474)	7	0	7
SSB	572	0	0	572	(1,305)	0	0	(1,305)	(733)	415	(318)
UAG	0	0	11	11	0	(2)	0	(2)	9	0	9

Total Over the Counter	$5,493	$0	$2,554	$8,047	$(13,541)	$(1,002)	$(915)	$(15,458)

(p)

Securities with an aggregate market value of $10,442 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,001	$3,001
Swap Agreements	0	2,174	0	0	4,759	6,933

	$0	$2,174	$0	$0	$7,760	$9,934

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,493	$0	$5,493
Swap Agreements	0	2,554	0	0	0	2,554

	$0	$2,554	$0	$5,493	$0	$8,047

	$0	$4,728	$0	$5,493	$7,760	$17,981

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,165	$1,165
Futures	0	0	0	0	14,099	14,099
Swap Agreements	0	566	0	0	3,960	4,526

	$0	$566	$0	$0	$19,224	$19,790

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,541	$0	$13,541
Written Options	0	0	0	0	1,002	1,002
Swap Agreements	0	533	382	0	0	915

	$0	$533	$382	$13,541	$1,002	$15,458

	$0	$1,099	$382	$13,541	$20,226	$35,248

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6,243	$6,243
Futures	0	0	0	0	(112,740)	(112,740)
Swap Agreements	0	79,525	0	0	119,549	199,074

	$0	$79,525	$0	$0	$13,052	$92,577

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(48,628)	$0	$(48,628)
Purchased Options	0	0	0	0	(2,056)	(2,056)
Written Options	0	874	0	0	15,583	16,457
Swap Agreements	0	2,665	(8,769)	0	0	(6,104)

	$0	$3,539	$(8,769)	$(48,628)	$13,527	$(40,331)

	$0	$83,064	$(8,769)	$(48,628)	$26,579	$52,246

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$315	$315
Futures	0	0	0	0	105,888	105,888
Swap Agreements	0	102,793	0	0	(88,820)	13,973

	$0	$102,793	$0	$0	$17,383	$120,176

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,717	$0	$1,717
Purchased Options	0	0	0	0	1,524	1,524
Written Options	0	(68)	0	0	414	346
Swap Agreements	0	(312)	(1,072)	0	0	(1,384)

	$0	$(380)	$(1,072)	$1,717	$1,938	$2,203

	$0	$102,413	$(1,072)	$1,717	$19,321	$122,379

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,032	$55,762	$69,794
Corporate Bonds & Notes
Banking & Finance	0	7,509,811	51,128	7,560,939
Industrials	0	8,364,558	348,340	8,712,898
Utilities	17,476	4,305,733	0	4,323,209
Municipal Bonds & Notes
California	0	205,468	0	205,468
Georgia	0	46,803	0	46,803
Illinois	0	24,209	0	24,209
Indiana	0	1,958	0	1,958
Massachusetts	0	2,504	0	2,504
Michigan	0	34,210	0	34,210
Nevada	0	3,773	0	3,773
New Jersey	0	1,067	0	1,067
New Mexico	0	5,249	0	5,249
New York	0	88,133	0	88,133
Ohio	0	62,940	0	62,940
Pennsylvania	0	12,677	0	12,677
Texas	0	105,518	0	105,518
Virginia	0	1,378	0	1,378
Wisconsin	0	4,978	0	4,978
U.S. Government Agencies	0	4,039,994	0	4,039,994
U.S. Treasury Obligations	0	6,126,629	0	6,126,629
Non-Agency Mortgage-Backed Securities	0	91,438	0	91,438
Asset-Backed Securities
CMBS Other	0	17,158	0	17,158
Home Equity Other	0	8,889	0	8,889
Home Equity Sequential	0	5	0	5
Other ABS	0	80,087	0	80,087
Sovereign Issues	0	1,003,935	0	1,003,935
Common Stocks
Financials	892	0	0	892
Industrials	0	0	3,888	3,888
Convertible Preferred Securities
Banking & Finance	24,933	0	0	24,933
Preferred Securities
Banking & Finance	16,804	687,089	0	703,893
Industrials	0	9,297	0	9,297
Utilities	0	7,453	0	7,453

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Commercial Paper	$0	$600	$0	$600
Mutual Funds	0	978	0	978
U.S. Treasury Bills	0	4,341	0	4,341

	$60,105	$32,872,892	$459,118	$33,392,115

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,087	$0	$0	$36,087

Total Investments	$96,192	$32,872,892	$459,118	$33,428,202

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(145,514)	$0	$(145,514)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	176	9,758	0	9,934
Over the counter	0	8,047	0	8,047

	$176	$17,805	$0	$17,981

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(340)	(19,373)	0	(19,713)
Over the counter	0	(15,458)	0	(15,458)

	$(340)	$(34,831)	$0	$(35,171)

Total Financial Derivative Instruments	$(164)	$(17,026)	$0	$(17,190)

Totals	$96,028	$32,710,352	$459,118	$33,265,498

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$57,139	$0	$(2,346)	$2	$2	$965	$0	$0	$55,762	$834
Corporate Bonds & Notes
Banking & Finance	50,354	23,600	(23,600)	0	0	774	0	0	51,128	1,034
Industrials	30,076	316,900	(191)	0	0	1,555	0	0	348,340	1,555
Common Stocks
Financials	67	0	0	0	0	825	0	(892)	0	0
Industrials	4,520	0	0	0	0	(632)	0	0	3,888	(632)

Totals	$142,156	$340,500	$(26,137)	$2	$2	$3,487	$0	$(892)	$459,118	$2,791

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$27,461	Discounted Cash Flow	Discount Rate	4.070-6.010	5.573
	28,301	Indicative Market Quotation	Broker Quote	95.559	—
Corporate Bonds & Notes
Banking & Finance	51,128	Discounted Cash Flow	Discount Rate	4.320-6.778	6.186
Industrials	47,279	Discounted Cash Flow	Discount Rate	4.470-5.850	5.072
	30,761	Proxy Pricing	Base Price	100.000	—
	270,300	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	3,888	Indicative Market Quotation	Broker Quote	$21.667	—

Total	$459,118

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.3%

CORPORATE BONDS & NOTES 22.6%

BANKING & FINANCE 14.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$4,800	$4,717
3.875% due 01/23/2028	500	496

American Express Co.
2.550% due 03/04/2027	6,250	6,130
6.338% due 10/30/2026 •	900	902

American Tower Corp.
5.800% due 11/15/2028	2,600	2,716

Athene Global Funding
4.860% due 08/27/2026	4,400	4,430
5.380% due 01/07/2030	2,500	2,581

Avolon Holdings Funding Ltd.
4.950% due 10/15/2032	3,000	2,965

Banco Santander SA
5.552% due 03/14/2028 •	2,000	2,037

Bank of America Corp.
1.658% due 03/11/2027 •	6,100	6,030
1.734% due 07/22/2027 •	3,000	2,940
2.592% due 04/29/2031 •	7,000	6,489
4.271% due 07/23/2029 •	2,000	2,007

Bank of Nova Scotia
4.404% due 09/08/2028 •	2,800	2,816

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028	2,200	2,249
5.896% due 07/13/2026	2,500	2,535

Barclays PLC
4.375% due 01/12/2026	7,000	7,001
4.972% due 05/16/2029 •	1,800	1,827
6.490% due 09/13/2029 •	4,300	4,555

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	2,500	2,337

BNP Paribas SA
1.904% due 09/30/2028 •	10,500	10,014

BPCE SA
5.281% due 05/30/2029	1,700	1,752
5.975% due 01/18/2027 •	1,500	1,506

Brighthouse Financial Global Funding
5.550% due 04/09/2027	5,000	5,087

Brookfield Finance, Inc.
4.250% due 06/02/2026	1,070	1,070

Capital One Financial Corp.
7.149% due 10/29/2027 •	950	979

Chubb INA Holdings LLC
4.650% due 08/15/2029	3,800	3,878

CNO Global Funding
5.875% due 06/04/2027	1,000	1,026

Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	4,077
4.655% due 08/22/2028 •	900	908

COPT Defense Properties LP
2.900% due 12/01/2033	750	635

Corebridge Financial, Inc.
3.850% due 04/05/2029	3,900	3,842

Corebridge Global Funding
5.750% due 07/02/2026	1,000	1,012
5.900% due 09/19/2028	2,000	2,094

Deutsche Bank AG
3.035% due 05/28/2032 •	3,400	3,107
7.146% due 07/13/2027 •	5,000	5,107

DOC Dr. LLC
4.300% due 03/15/2027	700	700

Equinix, Inc.
3.200% due 11/18/2029	600	575

Equitable America Global Funding
4.650% due 06/09/2028	1,600	1,620
4.950% due 06/09/2030	2,100	2,143

F&G Global Funding
5.522% (SOFRRATE + 1.325%) due 09/08/2028 ~	3,900	3,933

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	$600	$608
5.625% due 08/16/2032	1,500	1,560

GA Global Funding Trust
1.950% due 09/15/2028	3,600	3,364

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	98
2.640% due 02/24/2028 •	6,125	5,997
3.691% due 06/05/2028 •	6,500	6,454
5.727% due 04/25/2030 •	4,600	4,814
6.026% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,088

Guardian Life Global Funding
5.737% due 10/02/2028	4,000	4,185

Healthpeak OP LLC
3.250% due 07/15/2026	1,000	993

HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,561
4.755% due 06/09/2028 •	3,350	3,379
5.887% due 08/14/2027 •	9,000	9,122

ING Groep NV
5.335% due 03/19/2030 •	3,300	3,406

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034	400	340

Jackson National Life Global Funding
4.600% due 10/01/2029	1,700	1,716
4.700% due 06/05/2028	3,700	3,744
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~	2,500	2,511

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,732
3.540% due 05/01/2028 •	4,300	4,264
4.851% due 07/25/2028 •	10,000	10,134
5.571% due 04/22/2028 •	4,500	4,599
6.087% due 10/23/2029 •	5,000	5,277

Lincoln Financial Global Funding
4.625% due 08/18/2030	1,200	1,208

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	4,100	4,047
5.985% due 08/07/2027 •	3,700	3,753

MassMutual Global Funding II
4.850% due 01/17/2029	6,300	6,441
4.950% due 01/10/2030	3,000	3,080

Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	999
5.422% due 02/22/2029 •	5,000	5,144

Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,534
3.125% due 07/27/2026	1,000	993
5.164% due 04/20/2029 •	5,400	5,528
5.652% due 04/13/2028 •	8,000	8,181

Mutual of Omaha Cos Global Funding
5.450% due 12/12/2028	3,000	3,105

National Securities Clearing Corp.
4.700% due 05/20/2030	2,700	2,760

NatWest Group PLC
1.642% due 06/14/2027 •	5,500	5,397

NLG Global Funding
5.400% due 01/23/2030	2,500	2,591

Nomura Holdings, Inc.
2.999% due 01/22/2032	1,000	905

Norinchukin Bank
4.674% due 09/09/2030	1,500	1,508

Northwestern Mutual Global Funding
4.900% due 06/12/2028	2,000	2,049
4.960% due 01/13/2030	1,500	1,540

Northwestern University
4.940% due 12/01/2035	4,300	4,413

Pacific Life Global Funding II
1.375% due 04/14/2026	1,200	1,183
4.500% due 08/28/2029	2,500	2,524

PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	2,800	2,894
5.300% due 01/21/2028 •	3,250	3,299

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Principal Life Global Funding II
4.800% due 01/09/2028	$3,800	$3,853

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029	3,400	3,512

Protective Life Global Funding
4.992% due 01/12/2027	1,800	1,819
5.432% due 01/14/2032	3,000	3,126

Realty Income Corp.
3.400% due 01/15/2030	700	678

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	300	300

RGA Global Funding
5.448% due 05/24/2029	2,000	2,077
6.000% due 11/21/2028	5,000	5,261

Sammons Financial Group Global Funding
4.950% due 06/12/2030	3,000	3,046
5.050% due 01/10/2028	1,500	1,526
5.064% due 09/02/2027 •	2,700	2,703

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	488
3.244% due 10/05/2026	1,000	990
4.400% due 07/13/2027	300	301

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	982
3.823% due 11/03/2028 •	300	297

SBA Tower Trust
1.840% due 04/15/2027	3,600	3,440

Sumitomo Mitsui Financial Group, Inc.
5.716% due 09/14/2028	3,000	3,134

SURA Asset Management SA
4.375% due 04/11/2027	208	207

UBS Group AG
3.091% due 05/14/2032 •	3,900	3,610
4.703% due 08/05/2027 •	4,100	4,114
6.442% due 08/11/2028 •	5,650	5,872

Western-Southern Global Funding
4.500% due 07/16/2028	5,600	5,642

		345,825

INDUSTRIALS 4.0%

Adventist Health System
2.952% due 03/01/2029	2,500	2,361

American Airlines Pass-Through Trust
3.375% due 11/01/2028	949	934

Bayer U.S. Finance LLC
6.125% due 11/21/2026	6,200	6,309

Beignet
6.850% due 06/01/2049 «(a)	23,500	23,500

Comcast Corp.
5.100% due 06/01/2029	2,800	2,896

Dell International LLC/EMC Corp.
6.020% due 06/15/2026	1,154	1,163

Elevance Health, Inc.
4.750% due 02/15/2030	1,000	1,017

Enbridge, Inc.
5.900% due 11/15/2026	2,600	2,646

Eni SpA
5.500% due 05/15/2034	5,400	5,558

FactSet Research Systems, Inc.
3.450% due 03/01/2032	500	462

Fiserv, Inc.
4.750% due 03/15/2030	6,250	6,344

Global Payments, Inc.
2.900% due 11/15/2031	500	449

HCA, Inc.
3.125% due 03/15/2027	2,000	1,973

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,455	2,180

Leland Stanford Junior University
4.679% due 03/01/2035	3,400	3,419

Marriott International, Inc.
2.750% due 10/15/2033	900	782

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mars, Inc.
4.600% due 03/01/2028	$2,000	$2,025

NTT Finance Corp.
4.620% due 07/16/2028	1,500	1,515
5.643% (SOFRRATE + 1.310%) due 07/16/2030 ~	1,000	1,019

ONE Gas, Inc.
5.100% due 04/01/2029	1,800	1,857

Philip Morris International, Inc.
4.125% due 04/28/2028	4,400	4,409

Reliance, Inc.
2.150% due 08/15/2030	500	449

RTX Corp.
5.750% due 11/08/2026	3,000	3,051

Snam SpA
5.000% due 05/28/2030	1,600	1,624

Sutter Health
2.294% due 08/15/2030	2,800	2,565

T-Mobile USA, Inc.
4.200% due 10/01/2029	2,600	2,598

United Airlines Pass-Through Trust
2.700% due 11/01/2033	303	278
2.900% due 11/01/2029	1,126	1,070
4.550% due 02/25/2033	1,081	1,041
5.875% due 04/15/2029	959	986

Weir Group, Inc.
5.350% due 05/06/2030	1,100	1,132

Woodside Finance Ltd.
3.700% due 03/15/2028	700	689

WRKCo, Inc.
3.900% due 06/01/2028	800	794

Yale University
4.701% due 04/15/2032	5,300	5,400

		94,495

UTILITIES 3.9%

AES Corp.
5.450% due 06/01/2028	2,000	2,049

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041	2,300	2,313

Berkshire Hathaway Energy Co.
3.700% due 07/15/2030	165	162

Consumers Energy Co.
4.700% due 01/15/2030	1,500	1,533
4.900% due 02/15/2029	3,500	3,590

DTE Electric Co.
4.250% due 05/14/2027	2,600	2,614

Empire District Bondco LLC
4.943% due 01/01/2035	5,514	5,587

Entergy Arkansas LLC
5.450% due 06/01/2034	3,500	3,665

Florida Power & Light Co.
5.150% due 06/15/2029	5,350	5,555

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	3,500	3,559

NBN Co. Ltd.
1.450% due 05/05/2026	1,000	984

NorthWestern Corp.
5.073% due 03/21/2030	2,000	2,052

NSTAR Electric Co.
5.600% due 10/01/2028	3,500	3,557

Ohio Edison Co.
4.950% due 12/15/2029	1,250	1,278

Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,928
5.000% due 06/04/2028	1,500	1,521
5.450% due 06/15/2027	1,600	1,628

PG&E Recovery Funding LLC
4.838% due 06/01/2035	3,675	3,744

Pinnacle West Capital Corp.
5.150% due 05/15/2030	500	514

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
4.875% due 02/01/2027	$7,000	$7,043
5.300% due 03/01/2028	2,100	2,138

Southern California Gas Co.
5.450% due 06/15/2035	3,100	3,217

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	3,578	3,600

System Energy Resources, Inc.
5.300% due 12/15/2034	4,200	4,230

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	8,749	8,739

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	2,300	2,360

Verizon Communications, Inc.
5.401% due 07/02/2037	812	825

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,119
5.088% due 05/01/2029	5,349	5,379

		91,483

Total Corporate Bonds & Notes (Cost $527,187)		531,803

MUNICIPAL BONDS & NOTES 1.2%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	2,000	1,936

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	2,600	2,505

		4,441

FLORIDA 0.2%

Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	2,000
1.471% due 10/01/2026	700	684

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	3,400	3,546

		6,230

LOUISIANA 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.275% due 02/01/2036	2,200	2,172

MASSACHUSETTS 0.0%

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	30	30

NEW YORK 0.3%

New York State Urban Development Corp. Revenue Notes, Series 2019
3.540% due 03/15/2028	7,000	6,961

OREGON 0.1%

Oregon Department of Transportation State Revenue Notes, Series 2020
1.084% due 11/15/2027	2,000	1,894

TEXAS 0.2%

Houston Community College System, Texas General Obligation Notes, Series 2021
5.000% due 02/15/2029	1,800	1,864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Williamson County, Texas General Obligation Notes, Series 2021
0.640% due 02/15/2026	$2,500	$2,471

		4,335

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	300	273

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	800	788
2.551% due 06/01/2029	500	469

		1,530

WISCONSIN 0.0%

Wisconsin State Revenue Notes, Series 2021
1.486% due 05/01/2029	600	552

Total Municipal Bonds & Notes (Cost $27,866)		28,145

U.S. GOVERNMENT AGENCIES 16.7%

Federal Home Loan Banks
1.050% due 08/13/2026	4,800	4,692

Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026	9,200	8,920
2.500% due 12/01/2032	754	730
4.000% due 08/01/2042 - 11/01/2052	41,233	39,051
4.170% due 04/01/2028	5,826	5,828
4.380% due 05/01/2028	23	23
4.500% due 02/01/2049 - 02/01/2053	15,748	15,371
4.840% due 04/01/2028	2,451	2,468
5.500% due 03/01/2054	49,050	49,558
6.000% due 02/01/2055 - 03/01/2055	19,077	19,513
6.400% due 06/01/2037 •	43	45

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	3,463	3,295
4.650% due 08/25/2028 ~	2,500	2,540
4.850% due 09/25/2028	4,300	4,401
5.430% due 06/25/2031 ~	2,600	2,715

Federal Home Loan Mortgage Corp. REMICS
1.000% due 12/15/2040 - 05/25/2047	1,491	1,382
2.500% due 09/25/2048	1,220	1,135
3.000% due 08/15/2046	393	380
4.960% due 07/15/2041 •	515	511
5.296% due 11/25/2054 •	21,856	21,894
5.356% due 08/25/2054 •	2,547	2,556
5.406% due 08/25/2054 •	1,504	1,511
5.506% due 03/25/2055 - 08/25/2055 •	6,390	6,415

Federal Home Loan Mortgage Corp. STRIPS
4.810% due 10/15/2037 •	397	392

Federal National Mortgage Association
1.630% due 05/01/2027	5,400	5,208
2.500% due 02/01/2035	1,096	1,062
3.000% due 01/01/2035 - 06/01/2052	20,498	18,300
3.020% due 03/01/2028	2,594	2,538
3.290% due 04/01/2027	6,006	5,946
3.500% due 12/01/2033	1,298	1,283
4.000% due 08/01/2042 - 04/01/2055	5,532	5,224
4.250% due 04/01/2030	5,800	5,820
4.320% due 03/01/2030	4,598	4,634
4.500% due 08/01/2048 - 10/01/2052	39,898	38,904
4.600% due 04/01/2030	6,700	6,822
5.500% due 04/01/2034 - 04/01/2039	75	77

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.239% due 07/01/2034 •	$19	$20
6.470% due 10/01/2037 •	37	38

Federal National Mortgage Association REMICS
0.750% due 11/25/2050	2,151	1,608
4.711% due 06/25/2037 •	30	29
4.900% due 12/25/2046 •	327	325
4.910% due 10/25/2046 •	449	441
4.921% due 07/25/2049 •	1,172	1,144
4.960% due 01/25/2047 •	351	350
4.981% due 03/25/2041 •	700	697
5.406% due 01/25/2055 •	1,804	1,807
5.506% due 03/25/2055 •	905	908
5.556% due 10/25/2053 - 07/25/2055 •	5,267	5,296

Government National Mortgage Association REMICS
1.500% due 10/20/2045	1,374	1,141
4.816% due 08/20/2065 •	153	153
4.906% due 06/20/2065 •	106	106
4.912% due 09/20/2065 •	217	217
4.926% due 02/20/2067 •	264	264
4.986% due 10/20/2065 •	546	547
5.006% due 07/20/2063 •	58	58
5.036% due 06/20/2065 •	237	237
5.046% due 06/20/2065 •	278	278
5.066% due 03/20/2065 •	530	530
5.116% due 12/20/2064 - 11/20/2065 •	680	680
5.236% due 02/20/2066 •	3	3
5.346% due 04/20/2066 •	759	762
5.366% due 04/20/2066 •	1,079	1,083
5.466% due 01/20/2067 •	511	514

Tennessee Valley Authority
3.875% due 08/01/2030	11,800	11,836
4.375% due 08/01/2034	2,700	2,731

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	43,600	38,305
4.000% due 11/01/2055	10,900	10,272
6.500% due 11/01/2055	18,900	19,545

Total U.S. Government Agencies (Cost $391,782)		393,069

U.S. TREASURY OBLIGATIONS 37.1%

U.S. Treasury Inflation Protected Securities (c)
2.125% due 01/15/2035	29,991	30,885

U.S. Treasury Notes
3.500% due 09/30/2026	688,000	686,615
3.750% due 06/30/2027	37,300	37,370
3.875% due 07/31/2027	75,600	75,918
4.250% due 05/15/2035	43,000	43,403

Total U.S. Treasury Obligations (Cost $869,816)		874,191

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%

1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037	1,693	1,715

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	7,000	6,762

Bank
2.808% due 10/17/2052	2,001	1,954
2.978% due 11/15/2062	12,500	11,804
3.279% due 11/15/2054	753	737
3.432% due 05/15/2062	1,899	1,870
3.623% due 04/15/2052	2,153	2,135
4.005% due 02/15/2052	7,100	7,017
4.217% due 08/15/2061 ~	7,000	6,981

Bank5
4.745% due 11/15/2058 (a)	2,000	2,024

BBCMS Mortgage Trust
3.488% due 02/15/2050	410	407
5.137% due 12/15/2057	2,200	2,259
5.433% due 02/15/2062	3,200	3,354

Benchmark Mortgage Trust
3.615% due 03/15/2062	2,896	2,868
4.957% due 08/15/2058	3,800	3,873

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.176% due 04/15/2057	$2,500	$2,572
5.660% due 04/15/2057	2,800	2,934

BMO Mortgage Trust
5.057% due 10/15/2058 (a)	1,300	1,319
5.092% due 11/15/2057	3,500	3,584
5.153% due 12/15/2057	2,000	2,052
5.462% due 02/15/2057	4,000	4,118
5.566% due 11/15/2057 ~	1,000	1,039

BX Commercial Mortgage Trust
4.994% due 10/15/2036 •	387	387
5.185% due 12/15/2038 •	3,387	3,386

BX Trust
4.853% due 09/15/2034 •	8,482	8,465
4.899% due 04/15/2039 •	1,172	1,170
5.164% due 10/15/2036 •	8,300	8,295

Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	437	433
3.297% due 10/12/2050	1,731	1,716

COMM Mortgage Trust
4.181% due 05/10/2051	759	759

EQUS Mortgage Trust
5.170% due 10/15/2038 •	5,484	5,479

Extended Stay America Trust
5.344% due 07/15/2038 •	4,596	4,599

Hilton USA Trust
3.719% due 11/05/2038	2,000	1,980

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,664
5.439% due 07/05/2033 •	1,072	1,043

JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	414	411
3.409% due 10/15/2050	2,000	1,957

Morgan Stanley Capital I Trust
2.606% due 08/15/2049	66	65
2.860% due 11/15/2049	464	462

MSSG Trust
3.397% due 09/13/2039	3,400	3,249

New Orleans Hotel Trust
5.187% due 04/15/2032 •	2,700	2,685

SMRT Commercial Mortgage Trust
5.151% due 01/15/2039 •	1,926	1,924

Starwood Mortgage Trust
5.123% due 11/15/2036 •	2,550	2,546

UBS Commercial Mortgage Trust
3.215% due 08/15/2050	986	978
3.460% due 04/15/2052	2,293	2,260
3.903% due 02/15/2051	752	752
4.119% due 06/15/2051	1,033	1,029

Wells Fargo Commercial Mortgage Trust
2.911% due 06/15/2049	42	42
3.390% due 11/15/2050	428	425
4.147% due 06/15/2051	322	323
5.439% due 11/15/2057	4,100	4,242
5.920% due 11/15/2057 ~	2,700	2,845

Total Non-Agency Mortgage-Backed Securities (Cost $137,257)		139,949

ASSET-BACKED SECURITIES 11.9%

AUTOMOBILE SEQUENTIAL 4.3%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	4,095
5.360% due 06/20/2030	7,000	7,251
5.440% due 02/22/2028	4,000	4,060
5.780% due 04/20/2028	6,400	6,539
6.020% due 02/20/2030	6,550	6,887

Bank of America Auto Trust
5.660% due 11/15/2029	2,000	2,042

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	3,036	3,076

CarMax Auto Owner Trust
5.300% due 03/15/2027	344	344
6.000% due 07/17/2028	4,521	4,582

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Auto Receivables Trust
4.040% due 11/11/2030	$7,000	$6,991

Chesapeake Funding II LLC
5.520% due 05/15/2036	1,467	1,486

Ford Credit Auto Lease Trust
5.060% due 05/15/2027	4,133	4,144

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,700	3,821

GM Financial Consumer Automobile Receivables Trust
5.780% due 08/16/2028	4,109	4,157

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036	6,000	6,298

Hertz Vehicle Financing III LLC
6.150% due 03/25/2030	3,400	3,559

Honda Auto Receivables Owner Trust
4.570% due 03/21/2029	3,700	3,731

Hyundai Auto Lease Securitization Trust
4.530% due 04/17/2028	5,000	5,047
5.840% due 09/15/2027	8,700	8,758

Nissan Auto Lease Trust
4.910% due 04/15/2027	6,000	6,024

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	2,475	2,493
5.470% due 12/20/2029	3,200	3,263

Toyota Lease Owner Trust
5.660% due 11/20/2026	737	739

World Omni Auto Receivables Trust
5.150% due 11/15/2028	3,351	3,371

		102,758

CMBS OTHER 1.5%

ACREC Ltd.
5.400% due 10/16/2036 •	484	484

Arbor Realty Commercial Real Estate Notes Ltd.
5.615% due 11/15/2036 •	1,535	1,538

AREIT Trust
5.636% due 01/20/2037 •	1,832	1,833
6.385% due 06/17/2039 •	5,254	5,263

BDS LLC
5.934% due 03/19/2039 •	3,215	3,221

BDS Ltd.
5.600% due 12/16/2036 •	1,972	1,975

BSPRT Issuer Ltd.
6.446% due 07/15/2039 •	1,279	1,282

FS Rialto Issuer LLC
6.287% due 01/19/2039 •	2,179	2,179

Greystone CRE Notes LLC
5.631% due 01/15/2043 •	2,150	2,156

HGI CRE CLO Ltd.
6.074% due 04/20/2037 •	1,751	1,756

LoanCore Issuer Ltd.
5.565% due 11/15/2038 •	1,189	1,191
5.931% due 01/17/2037 •	1,435	1,439

MF1 LLC
6.769% due 09/17/2037 •	1,351	1,353

MF1 Ltd.
5.484% due 02/19/2037 •	3,594	3,598

Starwood Ltd.
5.450% due 04/18/2038 •	3,135	3,145

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	3,340	3,349

		35,762

CREDIT CARD BULLET 0.6%

American Express Credit Account Master Trust
4.950% due 10/15/2027	3,800	3,801

BA Credit Card Trust
4.790% due 05/15/2028	5,600	5,629

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	3,900	3,908

		13,338

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CREDIT CARD OTHER 0.6%

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	$5,600	$5,615
4.950% due 10/15/2027	5,200	5,202

Synchrony Card Funding LLC
5.740% due 10/15/2029	3,700	3,769

		14,586

OTHER ABS 4.9%

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •	2,800	2,803

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •	2,500	2,504

Atlas Senior Loan Fund X Ltd.
5.669% due 01/15/2031 •	33	33

Atlas Senior Loan Fund XIII
5.674% due 04/22/2031 •	210	210

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •	4,085	4,090

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •	2,000	2,007

Bain Capital Credit CLO Ltd.
5.482% due 04/22/2035 •	1,500	1,503

Barings CLO Ltd.
5.577% due 01/20/2031 •	270	270

Bethpage Park CLO Ltd.
5.709% due 01/15/2035 •	3,700	3,705

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •	4,100	4,120

Capital Street Master Trust
0.000% due 08/16/2029 •	2,000	2,002

CarVal CLO III Ltd.
5.315% due 07/20/2032 •	2,982	2,985

CBAMR Ltd.
5.948% due 07/15/2037 •	6,000	6,030

DLLMT LLC
5.340% due 03/22/2027	3,699	3,719

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •	2,300	2,302

ECMC Group Student Loan Trust
5.221% due 02/27/2068 •	937	934
5.271% due 09/25/2068 •	1,564	1,558
5.471% due 07/25/2069 •	2,052	2,060
5.471% due 01/27/2070 •	913	919
5.521% due 05/25/2067 •	620	622

Elevation CLO Ltd.
5.448% due 07/25/2034 •	1,500	1,503

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •	829	830

KKR CLO 21 Ltd.
5.579% due 04/15/2031 •	472	472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM 30 Ltd.
5.667% due 04/20/2031 •	$891	$892

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •	2,600	2,604

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •	5,800	5,806

Madison Park Funding XXXVI Ltd.
5.378% due 04/15/2035 •	2,000	2,008

Marathon CLO XIII Ltd.
5.518% due 04/15/2032 •	1,197	1,199

Navient Private Education Loan Trust
5.715% due 07/16/2040 •	883	887

Navient Student Loan Trust
5.621% due 07/26/2066 •	3,424	3,478
6.480% due 03/15/2072	612	629

Nelnet Student Loan Trust
0.000% due 05/17/2055 •	3,600	3,627
0.000% due 06/22/2065 •	3,600	3,605
5.280% due 04/20/2062 •	4,800	4,798

Newark BSL CLO 2 Ltd.
5.550% due 07/25/2030 •	247	248

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •	4,400	4,408

OZLM XXIV Ltd.
5.747% due 07/20/2032 •	970	972

PK ALIFT Loan Funding 6 LP
4.750% due 03/15/2043 «(a)	1,700	1,694

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •	905	906

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •	4,500	4,502

SLM Private Education Loan Trust
9.015% due 10/15/2041 •	1,622	1,702

SMB Private Education Loan Trust
3.630% due 11/15/2035	2,140	2,131
4.995% due 01/15/2053 •	1,882	1,865
5.130% due 04/15/2054	1,922	1,959
5.822% due 02/16/2055 •	610	616

Symphony CLO XXV Ltd.
5.567% due 04/19/2034 •	1,000	1,001

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •	3,000	3,005

Tralee CLO V Ltd.
5.405% due 10/20/2034 •	2,100	2,102

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •	409	410

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •	3,327	3,330

Verizon Master Trust
4.170% due 08/20/2030	3,900	3,921
4.350% due 08/20/2032	2,500	2,528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voya CLO Ltd.
5.385% due 04/20/2034 •	$1,200	$1,202

		115,216

Total Asset-Backed Securities (Cost $278,394)		281,660

SOVEREIGN ISSUES 0.2%

CDP Financial, Inc.
4.250% due 07/25/2028	1,800	1,825

Mexico Government International Bonds
6.000% due 05/13/2030	1,100	1,156

Province of Quebec
2.500% due 04/20/2026	2,200	2,183

Total Sovereign Issues (Cost $5,082)		5,164

	SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNSN Holdings, Inc. (b)(d)	1,397	84

Total Common Stocks (Cost $27)		84

PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	1,593	868

Total Preferred Securities (Cost $1,548)		868

SHORT-TERM INSTRUMENTS 13.7%

REPURCHASE AGREEMENTS (e) 13.7%
		322,600

Total Short-Term Instruments (Cost $322,600)		322,600

Total Investments in Securities (Cost $2,561,559)		2,577,533

Total Investments 109.3% (Cost $2,561,559)		$2,577,533

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $179)		441

Other Assets and Liabilities, net (9.3)%		(219,109)

Net Assets 100.0%		$2,358,865

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Principal amount of security is adjusted for inflation.

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(d) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNSN Holdings, Inc.	06/23/2022	$27	$84	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.210%	10/01/2025	10/02/2025	$148,800	U.S. Treasury Notes 1.250% - 1.625% due 10/31/2026 -11/30/2026	$(151,920)	$148,800	$148,800
	4.290	09/30/2025	10/01/2025	173,800	U.S. Treasury Notes 1.250% - 4.500% due 11/30/2026 -03/31/2029	(177,455)	173,800	173,821

Total Repurchase Agreements						$(329,375)	$322,600	$322,621

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$322,621	$0	$0	$322,621	$(329,375)	$(6,754)

Total Borrowings and Other Financing Transactions	$322,621	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	3,213	$	669,584	$596	$351	$0
U.S. Treasury 5-Year Note December Futures	12/2025	1,400		152,873	(144)	55	0
U.S. Treasury 10-Year Note December Futures	12/2025	18		2,025	17	0	0

					$469	$406	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	144	$	(17,289)	$(510)	$81	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	407		(46,837)	(393)	26	0

					$(903)	$107	$0

Total Futures Contracts					$(434)	$513	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$6,100	$0	$17	$17	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	6,500	0	17	17	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	13,200	(24)	130	106	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	14,100	145	(221)	(76)	0	(7)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	65,188	(396)	408	12	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	2,400	0	22	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	3,900	0	13	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	7,100	0	67	67	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	58,723	(58)	(893)	(951)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	7,700	(75)	(144)	(219)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	4,100	587	119	706	11	0

Total Swap Agreements						$179	$(465)	$(286)	$11	$(83)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$513	$11	$524	$0	$0	$(83)	$(83)

Cash of $14,933 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$513	$513
Swap Agreements	0	0	0	0	11	11

	$0	$0	$0	$0	$524	$524

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$83	$83

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,159	$5,159
Swap Agreements	0	941	0	0	(1,139)	(198)

	$0	$941	$0	$0	$4,020	$4,961

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,924)	$(3,924)
Swap Agreements	0	(50)	0	0	(307)	(357)

	$0	$(50)	$0	$0	$(4,231)	$(4,281)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$345,825	$0	$345,825
Industrials	0	70,995	23,500	94,495
Utilities	0	91,483	0	91,483
Municipal Bonds & Notes
California	0	4,441	0	4,441
Florida	0	6,230	0	6,230
Louisiana	0	2,172	0	2,172
Massachusetts	0	30	0	30
New York	0	6,961	0	6,961
Oregon	0	1,894	0	1,894
Texas	0	4,335	0	4,335
West Virginia	0	1,530	0	1,530
Wisconsin	0	552	0	552
U.S. Government Agencies	0	393,069	0	393,069
U.S. Treasury Obligations	0	874,191	0	874,191
Non-Agency Mortgage-Backed Securities	0	139,949	0	139,949
Asset-Backed Securities
Automobile Sequential	0	102,758	0	102,758
CMBS Other	0	35,762	0	35,762
Credit Card Bullet	0	13,338	0	13,338
Credit Card Other	0	14,586	0	14,586
Other ABS	0	113,522	1,694	115,216

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Sovereign Issues	$0	$5,164	$0	$5,164
Common Stocks
Financials	84	0	0	84
Preferred Securities
Industrials	0	868	0	868
Short-Term Instruments
Repurchase Agreements	0	322,600	0	322,600

Total Investments	$84	$2,552,255	$25,194	$2,577,533

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$524	$0	$524

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(83)	$0	$(83)

Total Financial Derivative Instruments	$0	$441	$0	$441

Totals	$84	$2,552,696	$25,194	$2,577,974

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$23,500	$0	$0	$0	$0	$0	$0	$23,500	$0
U.S. Government Agencies	12,515	0	(12,459)	0	0	(56)	0	0	0	0
Asset-Backed Securities
Other ABS	0	1,700	0	0	0	(6)	0	0	1,694	0
Common Stocks
Financials	6	0	0	0	0	78	0	(84)	0	0

Totals	$12,521	$25,200	$(12,459)	$0	$0	$16	$0	$(84)	$25,194	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$23,500	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	$1,694	Proxy Pricing	Base Price	99.998	—

Total	$25,194

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Portfolio	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.0%

CORPORATE BONDS & NOTES 22.4%

BANKING & FINANCE 13.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$4,000	$3,931
4.625% due 09/10/2029	3,650	3,684

American Express Co.
6.489% due 10/30/2031 •	2,100	2,302

Ameriprise Financial, Inc.
5.700% due 12/15/2028	1,300	1,361

Andrew W Mellon Foundation
0.947% due 08/01/2027	7,000	6,615

Athene Global Funding
4.860% due 08/27/2026	6,700	6,745
5.380% due 01/07/2030	4,500	4,645

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	3,000	3,100

Banco Santander SA
6.033% due 01/17/2035	2,200	2,366

Bank of America Corp.
1.922% due 10/24/2031 •	2,900	2,577
3.419% due 12/20/2028 •	2,000	1,970

Bank of Nova Scotia
4.404% due 09/08/2028 •	1,000	1,006
4.740% due 11/10/2032 •	2,000	2,024

Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,781
5.896% due 07/13/2026	3,450	3,498

Barclays PLC
2.667% due 03/10/2032 •	1,400	1,268
2.894% due 11/24/2032 •	8,000	7,212
7.437% due 11/02/2033 •	9,300	10,674

BNP Paribas SA
1.904% due 09/30/2028 •	5,900	5,627
2.871% due 04/19/2032 •	7,050	6,408
3.052% due 01/13/2031 •	4,400	4,140

BPCE SA
5.936% due 05/30/2035 •	1,200	1,258

Brighthouse Financial Global Funding
5.650% due 06/10/2029	3,000	3,081

Brookfield Asset Management Ltd.
5.795% due 04/24/2035	5,750	6,027

Brookfield Finance, Inc.
4.350% due 04/15/2030	550	550

CaixaBank SA
5.673% due 03/15/2030 •	5,000	5,188

Capital One Financial Corp.
7.624% due 10/30/2031 •	3,100	3,507

Chubb INA Holdings LLC
4.650% due 08/15/2029	5,500	5,613

Citigroup, Inc.
2.572% due 06/03/2031 •	5,600	5,154

CNO Global Funding
5.875% due 06/04/2027	2,000	2,053

Consumers Securitization Funding LLC
5.550% due 03/01/2028	2,240	2,269

Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	4,077
5.710% due 01/21/2033 •	4,000	4,209

Corebridge Global Funding
5.750% due 07/02/2026	6,000	6,073
5.900% due 09/19/2028	2,000	2,094

Deutsche Bank AG
7.146% due 07/13/2027 •	6,000	6,129

Equitable America Global Funding
4.950% due 06/09/2030	5,200	5,307

Extra Space Storage LP
5.400% due 06/15/2035	3,250	3,322

F&G Global Funding
4.650% due 09/08/2028	1,000	1,004
5.875% due 01/16/2030	1,800	1,872

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fairfax Financial Holdings Ltd.
5.750% due 05/20/2035	$6,000	$6,225

First American Financial Corp.
2.400% due 08/15/2031	2,100	1,826

GA Global Funding Trust
1.625% due 01/15/2026	1,600	1,587
5.400% due 01/13/2030	5,700	5,912

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,175	7,124

Guardian Life Global Funding
5.737% due 10/02/2028	6,000	6,277

HSBC Holdings PLC
2.848% due 06/04/2031 •	1,550	1,442
3.973% due 05/22/2030 •	5,000	4,926

ING Groep NV
5.163% due 04/01/2027 •	4,000	4,009
5.550% due 03/19/2035 •	4,500	4,677

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	1,800	1,557

Jackson National Life Global Funding
4.600% due 10/01/2029	2,700	2,725
4.700% due 06/05/2028	5,600	5,666
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~	4,000	4,018

JPMorgan Chase & Co.
1.953% due 02/04/2032 •	13,900	12,291
2.739% due 10/15/2030 •	2,700	2,550
5.581% due 04/22/2030 •	3,500	3,657

KKR Group Finance Co. VI LLC
3.750% due 07/01/2029	1,600	1,572

Lincoln Financial Global Funding
4.625% due 08/18/2030	2,000	2,014

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	7,699
4.550% due 08/16/2028	2,000	2,021

LSEGA Financing PLC
2.000% due 04/06/2028	1,400	1,328

MassMutual Global Funding II
4.850% due 01/17/2029	8,400	8,588
4.950% due 01/10/2030	3,000	3,080
5.150% due 05/30/2029	2,900	2,991

Metropolitan Life Global Funding I
1.875% due 01/11/2027	5,500	5,358

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	6,000	5,419

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,782
2.172% due 05/22/2032 •	15,450	13,619

Morgan Stanley
2.239% due 07/21/2032 •	1,100	972
2.475% due 01/21/2028 •	16,100	15,759
5.656% due 04/18/2030 •	2,000	2,089

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026	2,200	2,231

National Securities Clearing Corp.
4.700% due 05/20/2030	4,000	4,089

NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,813
4.800% due 04/05/2026	3,000	3,010

NLG Global Funding
5.400% due 01/23/2030	3,800	3,939

Norinchukin Bank
5.359% due 09/09/2035	2,900	2,949

Northwestern Mutual Global Funding
4.900% due 06/12/2028	4,000	4,098
4.960% due 01/13/2030	1,300	1,334

Northwestern University
4.940% due 12/01/2035	6,000	6,157

Pacific Life Global Funding II
4.500% due 08/28/2029	5,150	5,199
4.875% due 07/17/2032	3,600	3,670

PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	4,400	4,548
5.300% due 01/21/2028 •	1,750	1,776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pricoa Global Funding I
4.650% due 08/27/2031	$4,300	$4,349

Principal Life Global Funding II
4.800% due 01/09/2028	5,500	5,577

Prologis Targeted U.S. Logistics Fund LP
5.500% due 04/01/2034	5,600	5,820

Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,960
4.992% due 01/12/2027	1,800	1,819
5.432% due 01/14/2032	2,000	2,084
5.467% due 12/08/2028	1,000	1,038

RGA Global Funding
2.700% due 01/18/2029	2,500	2,370
5.448% due 05/24/2029	4,200	4,361
6.000% due 11/21/2028	5,000	5,261

Safehold GL Holdings LLC
6.100% due 04/01/2034	5,800	6,115

Sammons Financial Group Global Funding
4.950% due 06/12/2030	5,750	5,838
5.050% due 01/10/2028	1,500	1,526
5.064% due 09/02/2027 •	4,250	4,255

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	982
2.469% due 01/11/2028 •	2,700	2,638
3.823% due 11/03/2028 •	4,000	3,961

SBA Tower Trust
1.884% due 07/15/2050	8,000	7,940

SMBC Aviation Capital Finance DAC
5.700% due 07/25/2033	3,900	4,081

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	7,500	7,174

UBS Group AG
2.095% due 02/11/2032 •	12,000	10,591
3.091% due 05/14/2032 •	6,600	6,109
4.703% due 08/05/2027 •	4,000	4,014

Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,722
4.478% due 04/04/2031 •	10,000	10,058

		472,937

INDUSTRIALS 5.3%

Adventist Health System
2.952% due 03/01/2029	4,299	4,061

Air Canada Pass-Through Trust
3.750% due 06/15/2029	311	305

American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,343	1,219
3.375% due 11/01/2028	3,015	2,967
3.650% due 08/15/2030	1,833	1,784

Bayer U.S. Finance LLC
6.375% due 11/21/2030	2,000	2,138
6.500% due 11/21/2033	1,800	1,942

Beignet
6.850% due 06/01/2049 «(a)	36,200	36,200

Bon Secours Mercy Health, Inc.
3.464% due 06/01/2030	12,000	11,639

British Airways Pass-Through Trust
2.900% due 09/15/2036	571	519

CGI, Inc.
4.950% due 03/14/2030	3,000	3,055

CHRISTUS Health
4.341% due 07/01/2028	3,000	3,010

Comcast Corp.
5.100% due 06/01/2029	2,000	2,068

CommonSpirit Health
2.782% due 10/01/2030	4,700	4,347

CVS Pass-Through Trust
7.507% due 01/10/2032	788	840

Eastern Energy Gas Holdings LLC
5.800% due 01/15/2035	4,100	4,316

Elevance Health, Inc.
2.550% due 03/15/2031	3,200	2,906
5.200% due 02/15/2035	3,200	3,263

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	111

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
5.200% due 04/01/2030	$2,200	$2,269

Eni SpA
5.500% due 05/15/2034	8,100	8,337

Fiserv, Inc.
4.750% due 03/15/2030	5,000	5,075
5.150% due 08/12/2034	1,200	1,215

Georgetown University
2.247% due 04/01/2030	4,500	4,085

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	1,500	1,577

JetBlue Pass-Through Trust
2.750% due 11/15/2033	5,952	5,285

Kraft Heinz Foods Co.
5.400% due 03/15/2035	2,500	2,556

Leland Stanford Junior University
4.679% due 03/01/2035	5,300	5,330

Mars, Inc.
4.800% due 03/01/2030	3,500	3,567
5.000% due 03/01/2032	2,700	2,763

NTT Finance Corp.
4.876% due 07/16/2030	3,200	3,253

ONE Gas, Inc.
5.100% due 04/01/2029	2,700	2,785

PeaceHealth Obligated Group
1.375% due 11/15/2025	3,100	3,088

Philip Morris International, Inc.
4.375% due 04/30/2030	5,100	5,125

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	3,000	3,086

Smith & Nephew PLC
5.400% due 03/20/2034	4,825	4,984

Snam SpA
5.750% due 05/28/2035	2,000	2,076

Stryker Corp.
4.250% due 09/11/2029	1,800	1,806

Sutter Health
2.294% due 08/15/2030	7,700	7,053
3.695% due 08/15/2028	1,300	1,290
5.213% due 08/15/2032	2,100	2,176
5.537% due 08/15/2035	400	420

Synopsys, Inc.
5.000% due 04/01/2032	2,800	2,862

T-Mobile USA, Inc.
4.700% due 01/15/2035	3,350	3,291

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,514	1,391
3.100% due 01/07/2030	693	671
3.450% due 01/07/2030	520	500
4.550% due 02/25/2033	3,051	2,938
5.875% due 04/15/2029	3,393	3,490

UPMC
5.035% due 05/15/2033	1,300	1,327

Weir Group, Inc.
5.350% due 05/06/2030	2,900	2,984

Yale University
4.701% due 04/15/2032	8,100	8,253

		193,487

UTILITIES 4.1%

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041	3,600	3,620

Consumers Energy Co.
4.700% due 01/15/2030	1,750	1,788
4.900% due 02/15/2029	5,300	5,436

DTE Electric Co.
5.250% due 05/15/2035	5,500	5,664

DTE Electric Securitization Funding II LLC
5.970% due 03/01/2033	3,933	4,128

Empire District Bondco LLC
4.943% due 01/01/2035	8,615	8,729

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Arkansas LLC
5.450% due 06/01/2034	$6,000	$6,282

Evergy Metro, Inc.
5.400% due 04/01/2034	900	938

Florida Power & Light Co.
5.150% due 06/15/2029	8,500	8,826
5.300% due 06/15/2034	3,000	3,131

National Grid PLC
5.602% due 06/12/2028	3,100	3,211

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	8,000	8,134

NBN Co. Ltd.
1.450% due 05/05/2026	3,000	2,952
4.250% due 10/01/2029	1,400	1,402

New York State Electric & Gas Corp.
5.650% due 08/15/2028	2,000	2,079

NorthWestern Corp.
5.073% due 03/21/2030	2,400	2,462

Ohio Edison Co.
4.950% due 12/15/2029	1,500	1,534

Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,315
3.300% due 03/15/2027	3,000	2,961
5.450% due 06/15/2027	3,500	3,560
6.100% due 01/15/2029	1,200	1,256
6.400% due 06/15/2033	1,900	2,043
6.950% due 03/15/2034	2,700	2,999

PacifiCorp
5.300% due 02/15/2031	2,200	2,282

PG&E Recovery Funding LLC
4.838% due 06/01/2035	6,936	7,067

Pinnacle West Capital Corp.
5.150% due 05/15/2030	800	823

Public Service Co. of Colorado
5.350% due 05/15/2034	5,000	5,167

Public Service Electric & Gas Co.
4.850% due 08/01/2034	3,700	3,737

Puget Sound Energy, Inc.
5.330% due 06/15/2034	1,900	1,962

San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,285	1,135
5.400% due 04/15/2035	3,000	3,100

Sempra
5.400% due 08/01/2026	1,600	1,614

Southern California Edison Co.
4.875% due 02/01/2027	1,000	1,006

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	5,511	5,547

System Energy Resources, Inc.
5.300% due 12/15/2034	6,000	6,043

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	8,670	8,659
4.966% due 02/01/2044	4,600	4,561

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	3,600	3,695

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,119
5.088% due 05/01/2029	3,343	3,362

		150,329

Total Corporate Bonds & Notes (Cost $821,321)		816,753

MUNICIPAL BONDS & NOTES 2.5%

ALABAMA 0.1%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.263% due 09/15/2032	3,545	3,535

CALIFORNIA 0.7%

California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	951

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.490% due 11/01/2028	$5,400	$5,029
1.690% due 11/01/2029	4,400	4,031
1.740% due 11/01/2030	2,600	2,328

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (b)	5,200	4,218

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.787% due 06/01/2031	1,000	903
3.037% due 06/01/2032	4,200	3,763

Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003
5.410% due 08/01/2026	720	729

Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	234
1.893% due 06/01/2030	300	269

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	1,000	946

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	601

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,156
1.366% due 05/15/2027	3,000	2,886

		28,044

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Notes, Series 2021
1.936% due 10/01/2028	1,000	942

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	5,100	5,319

		6,261

KANSAS 0.1%

Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,882
1.961% due 09/01/2029	600	554

		2,436

LOUISIANA 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	4,400	4,391

MICHIGAN 0.1%

Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,097
2.596% due 12/01/2026	1,400	1,382

		2,479

NEW YORK 0.6%

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	917

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2019
2.980% due 11/01/2027	7,000	6,895

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	5,500	5,299

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	$9,400	$9,106

		22,217

TEXAS 0.2%

Houston Community College System, Texas General Obligation Notes, Series 2021
5.000% due 02/15/2029	2,000	2,071

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	4,413	4,550

Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	575	576

		7,197

UTAH 0.1%

Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,967

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,250
2.020% due 06/01/2027	4,400	4,246
2.351% due 06/01/2028	3,000	2,853

		10,349

WISCONSIN 0.1%

Wisconsin State Revenue Notes, Series 2020
2.299% due 05/01/2028	2,100	2,021

Total Municipal Bonds & Notes (Cost $93,067)		90,897

U.S. GOVERNMENT AGENCIES 43.9%

Federal Home Loan Mortgage Corp.
2.500% due 04/01/2051 - 10/01/2053	33,943	28,679
3.000% due 10/01/2046 - 06/01/2052	98,729	87,231
3.500% due 06/01/2044 - 10/01/2048	804	754
4.000% due 05/01/2047 - 01/01/2055	59,154	56,032
4.500% due 10/01/2048 - 01/01/2053	97,631	95,216
5.000% due 02/01/2053 - 12/01/2053	74,444	74,104
6.000% due 02/01/2055 - 03/01/2055	84,893	86,830
6.500% due 04/01/2054 - 05/01/2055	26,997	27,961

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	6,431	6,120
4.650% due 08/25/2028 ~	4,800	4,877
4.850% due 09/25/2028	1,400	1,433
5.430% due 06/25/2031 ~	3,000	3,133

Federal Home Loan Mortgage Corp. REMICS
1.000% due 12/15/2040 - 05/25/2047	14,899	13,411
1.250% due 12/15/2044	1,238	1,048
2.500% due 09/25/2048	3,141	2,922
4.787% due 09/15/2035 •	5	5
4.810% due 08/15/2040 - 10/15/2040 •	1,504	1,485
4.887% due 02/15/2041 •	133	132
4.900% due 07/15/2040 •	1,327	1,318
4.937% due 04/15/2041 •	41	41
4.957% due 11/15/2036 •	34	34
4.960% due 07/15/2041 - 03/15/2042 •	3,431	3,427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.037% due 04/15/2041 •	$330	$328
5.296% due 11/25/2054 •	32,785	32,841
5.356% due 08/25/2054 •	3,855	3,868
5.406% due 08/25/2054 •	2,220	2,231
5.506% due 03/25/2055 - 08/25/2055 •	7,959	7,989

Federal Home Loan Mortgage Corp. STRIPS
4.810% due 10/15/2037 •	2,009	1,986

Federal National Mortgage Association
1.630% due 05/01/2027	8,200	7,909
2.500% due 03/01/2051 - 07/01/2053	37,170	31,430
3.000% due 01/01/2035 - 07/01/2052	260,096	229,446
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	12,330
3.430% due 05/01/2028	65	64
3.500% due 10/01/2034 - 07/01/2048	5,336	5,154
4.000% due 01/01/2046 - 04/01/2055	78,665	74,778
4.250% due 04/01/2030	8,700	8,729
4.320% due 03/01/2030	7,112	7,169
4.500% due 08/01/2048 - 05/01/2053	64,642	63,124
4.600% due 04/01/2030	8,700	8,859
5.000% due 01/01/2028 - 07/01/2053	6,776	6,789
5.500% due 01/01/2026 - 02/01/2054	29,051	29,381
6.239% due 07/01/2034 •	55	56
6.470% due 10/01/2037 •	110	114
6.500% due 05/01/2054 - 05/01/2055	22,998	23,833

Federal National Mortgage Association REMICS
0.750% due 11/25/2050	13,308	9,950
4.711% due 06/25/2037 •	105	104
4.721% due 11/25/2045 •	291	287
4.771% due 12/25/2045 •	166	164
4.821% due 03/25/2035 - 03/25/2046 •	342	338
4.860% due 11/25/2046 •	254	251
4.863% due 03/25/2036 •	203	200
4.880% due 11/25/2046 - 12/25/2056 •	2,158	2,118
4.900% due 12/25/2046 •	1,432	1,421
4.910% due 07/25/2046 - 10/25/2046 •	2,310	2,272
4.960% due 01/25/2047 •	1,405	1,398
5.201% due 06/25/2040 •	119	119
5.406% due 01/25/2055 •	2,345	2,349
5.506% due 03/25/2055 •	905	908
5.556% due 10/25/2053 - 07/25/2055 •	7,047	7,085

Government National Mortgage Association
3.500% due 09/20/2045	1,192	1,111

Government National Mortgage Association REMICS
1.500% due 10/20/2045	4,734	3,934
3.000% due 01/20/2067	2,072	2,032
4.912% due 09/20/2065 •	870	870
4.916% due 08/20/2066 •	0	1
5.006% due 07/20/2063 •	222	222
5.036% due 06/20/2065 •	1,827	1,827
5.066% due 03/20/2065 •	1,438	1,438
5.116% due 12/20/2064 - 06/20/2066 •	2,145	2,148
5.146% due 08/20/2061 •	1	1
5.196% due 09/20/2063 •	7	7
5.216% due 10/20/2063 - 09/20/2065 •	130	131
5.236% due 02/20/2066 •	8	8
5.266% due 05/20/2066 •	1,164	1,167
5.346% due 04/20/2066 •	1,977	1,984
5.366% due 04/20/2066 •	2,114	2,122
5.386% due 07/20/2065 •	59	59
5.416% due 12/20/2066 •	1,600	1,607
5.466% due 01/20/2067 •	1,921	1,931
5.616% due 03/20/2066 •	947	954

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association, TBA
3.000% due 10/01/2055 - 11/01/2055	$120,100	$107,232

Tennessee Valley Authority
3.875% due 08/01/2030	18,750	18,806
4.375% due 08/01/2034	3,200	3,237
7.125% due 05/01/2030	10,000	11,404

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2055	76,600	64,559
3.000% due 11/01/2055	23,500	20,646
4.000% due 11/01/2055	280,200	264,050
6.500% due 11/01/2055	7,600	7,859

Total U.S. Government Agencies (Cost $1,586,520)		1,604,913

U.S. TREASURY OBLIGATIONS 14.2%

U.S. Treasury Inflation Protected Securities (c)
2.125% due 01/15/2035	46,062	47,434

U.S. Treasury Notes
3.875% due 04/30/2030 (f)	11,500	11,575
4.000% due 07/31/2029 (f)	92,800	93,842
4.000% due 06/30/2032	29,900	30,059
4.125% due 07/31/2031	131,760	133,788
4.375% due 01/31/2032	1,100	1,131
4.625% due 02/15/2035	14,400	14,968
4.875% due 10/31/2030 (f)	175,425	184,433

Total U.S. Treasury Obligations (Cost $507,396)		517,230

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%

225 Liberty Street Trust
3.597% due 02/10/2036	1,200	1,177

Bank
1.805% due 11/15/2053	6,000	5,698
2.933% due 09/15/2062	8,263	8,040
3.183% due 08/15/2061	4,300	4,066
4.775% due 10/15/2057	3,000	3,005

Bank5
4.745% due 11/15/2058 (a)	3,500	3,542

BBCMS Mortgage Trust
4.534% due 09/15/2058	2,000	2,007
5.433% due 02/15/2062	3,300	3,458
5.586% due 07/15/2058 ~	2,400	2,536
5.609% due 12/15/2057	5,100	5,325
5.720% due 02/15/2062	1,700	1,815

Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,528
2.888% due 08/15/2057	3,499	3,420
2.957% due 12/15/2062	5,075	4,970
3.780% due 02/15/2051 ~	433	431
4.232% due 01/15/2052	5,700	5,632
5.439% due 08/15/2058 ~	2,700	2,810
5.660% due 04/15/2057	7,400	7,755

BMO Mortgage Trust
5.057% due 10/15/2058 (a)	2,400	2,435
5.566% due 11/15/2057 ~	7,000	7,276
5.625% due 12/15/2057 ~	4,500	4,693
5.857% due 02/15/2057	6,000	6,287

BX Commercial Mortgage Trust
4.994% due 10/15/2036 •	476	476
5.185% due 12/15/2038 •	2,199	2,198

BX Trust
5.164% due 10/15/2036 •	3,000	2,998

Cantor Commercial Real Estate Lending
2.817% due 11/15/2052	6,767	6,605

COMM Mortgage Trust
2.873% due 08/15/2057	1,394	1,361
3.091% due 10/10/2049	3,700	3,644
3.510% due 09/10/2050	4,200	4,117
4.228% due 05/10/2051	3,800	3,746

CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	6,938	6,814

CSMC Trust
6.115% due 10/15/2037 •	5,300	5,248

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	113

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSWF Corp.
5.332% due 06/15/2034 •	$13	$13

Extended Stay America Trust
5.344% due 07/15/2038 •	21,841	21,858

JP Morgan Chase Commercial Mortgage Securities Trust
5.614% due 12/15/2036 •	6,000	2,970

JPMBB Commercial Mortgage Securities Trust
3.639% due 11/15/2047	218	214

JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	2,651	2,600
2.994% due 12/15/2049	60	60
3.144% due 06/15/2049	2,900	2,867

Morgan Stanley Bank of America Merrill Lynch Trust
3.306% due 04/15/2048	293	289

Morgan Stanley Capital I Trust
2.606% due 08/15/2049	153	152
3.067% due 11/15/2052	5,135	5,022
3.587% due 12/15/2050	700	691
3.809% due 12/15/2048	1,678	1,673

MSWF Commercial Mortgage Trust
6.014% due 12/15/2056 ~	4,000	4,334

NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •	18,000	17,953

UBS Commercial Mortgage Trust
2.866% due 10/15/2052	5,562	5,428
2.987% due 12/15/2052	778	760
3.366% due 10/15/2050	960	952
3.504% due 12/15/2050	2,989	2,965
3.903% due 02/15/2051	1,755	1,754
4.195% due 08/15/2051	683	683

Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,250	1,214
2.652% due 08/15/2049	1,600	1,575
3.311% due 06/15/2052	4,750	4,499
4.147% due 06/15/2051	752	753
5.920% due 11/15/2057 ~	9,900	10,432

WSTN Trust
6.518% due 07/05/2037 ~	3,000	3,061

Total Non-Agency Mortgage-Backed Securities (Cost $227,266)		219,885

ASSET-BACKED SECURITIES 11.5%

AUTOMOBILE SEQUENTIAL 3.8%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	6,143
5.360% due 06/20/2030	11,000	11,395
5.440% due 02/22/2028	5,000	5,076
5.810% due 12/20/2029	7,900	8,239
6.020% due 02/20/2030	3,500	3,680

Bank of America Auto Trust
5.660% due 11/15/2029	3,950	4,033

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	4,684	4,745

CarMax Auto Owner Trust
6.000% due 07/17/2028	7,233	7,332

Carvana Auto Receivables Trust
4.240% due 08/11/2031	11,200	11,186

Chesapeake Funding II LLC
5.520% due 05/15/2036	2,054	2,080

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,800	3,924

GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,133
5.780% due 08/16/2028	1,748	1,769

GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700	6,793
4.980% due 12/11/2036	6,300	6,472
5.770% due 08/11/2036	5,400	5,668

Hertz Vehicle Financing III LLC
5.570% due 09/25/2029	8,000	8,251
6.150% due 03/25/2030	3,400	3,559

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	$1,000	$1,010
4.570% due 03/21/2029	4,700	4,739

Hyundai Auto Lease Securitization Trust
4.530% due 04/17/2028	6,500	6,561

Nissan Auto Lease Trust
4.910% due 04/15/2027	10,000	10,040
4.970% due 09/15/2028	2,200	2,216

SBNA Auto Lease Trust
6.520% due 04/20/2028	1,000	1,013

SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	508
4.950% due 05/21/2029	810	816

Toyota Lease Owner Trust
5.660% due 11/20/2026	737	739

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	3,368	3,390

World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	913
5.150% due 11/15/2028	1,828	1,839

		139,262

CMBS OTHER 1.0%

ACREC Ltd.
5.400% due 10/16/2036 •	1,420	1,419

Arbor Realty Commercial Real Estate Notes Ltd.
5.615% due 11/15/2036 •	4,553	4,565

AREIT Trust
5.636% due 01/20/2037 •	3,141	3,143
6.255% due 08/17/2041 •	1,850	1,852
6.385% due 06/17/2039 •	2,402	2,406

BDS Ltd.
5.600% due 12/16/2036 •	1,834	1,837

BXMT Ltd.
6.157% due 11/15/2037 •	2,642	2,639

GPMT Ltd.
5.600% due 12/15/2036 •	876	858
5.750% due 07/16/2035 •	1,295	1,292

Greystone CRE Notes LLC
5.631% due 01/15/2043 •	3,500	3,509

LoanCore Issuer Ltd.
5.565% due 11/15/2038 •	1,577	1,579

MF1 LLC
6.769% due 09/17/2037 •	1,225	1,226

MF1 Ltd.
5.330% due 10/16/2036 •	905	905
5.957% due 12/15/2035 •	1,136	1,138

Starwood Ltd.
5.450% due 04/18/2038 •	4,478	4,493

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	4,073	4,084

		36,945

CREDIT CARD BULLET 1.2%

American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,047
4.870% due 05/15/2028	10,000	10,056
4.950% due 10/15/2027	2,500	2,501
5.240% due 04/15/2031	6,000	6,267

BA Credit Card Trust
4.790% due 05/15/2028	12,600	12,665

Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	9,600	9,618

		43,154

CREDIT CARD OTHER 0.4%

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	8,300	8,322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Synchrony Card Funding LLC
5.740% due 10/15/2029	$5,000	$5,094

		13,416

OTHER ABS 5.1%

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •	4,200	4,204

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037	735	728

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038	2,900	2,858

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •	6,800	6,810

Atlantic Avenue Ltd.
0.000% due 10/15/2038 •(a)	3,900	3,900

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •	1,000	1,001

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •	2,000	2,008

Bethpage Park CLO Ltd.
5.709% due 01/15/2035 •	5,691	5,699

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •	6,200	6,231

Capital Street Master Trust
0.000% due 08/16/2029 •	3,000	3,003

Catamaran CLO Ltd.
5.694% due 04/22/2030 •	1,052	1,054

CBAMR Ltd.
5.948% due 07/15/2037 •	9,200	9,245

DLLMT LLC
5.340% due 03/22/2027	2,220	2,231
5.350% due 03/20/2031	5,660	5,727

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •	3,600	3,603

ECMC Group Student Loan Trust
5.221% due 02/27/2068 •	2,699	2,690
5.271% due 09/25/2068 •	3,678	3,663
5.471% due 01/27/2070 •	4,646	4,675
5.521% due 05/25/2067 •	2,355	2,364

Elevation CLO Ltd.
5.448% due 07/25/2034 •	2,200	2,204
5.618% due 01/25/2035 •	4,500	4,516

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •	2,488	2,491

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •	2,142	2,144

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •	3,984	3,984
5.475% due 10/20/2034 •	4,500	4,505

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •	3,200	3,200

KKR CLO 21 Ltd.
5.579% due 04/15/2031 •	943	944

LCM 36 Ltd.
5.388% due 01/15/2034 •	1,000	1,003

Marathon CLO XIII Ltd.
5.518% due 04/15/2032 •	1,760	1,764

Navient Private Education Loan Trust
5.715% due 07/16/2040 •	1,315	1,321

Navient Private Education Refi Loan Trust
5.165% due 01/15/2043 •	209	209
5.265% due 04/15/2069 •	1,229	1,224

Navient Student Loan Trust
5.271% due 07/26/2066 •	1,849	1,856
6.480% due 03/15/2072	894	919

Nelnet Student Loan Trust
0.000% due 05/17/2055 •	5,500	5,541
0.000% due 06/22/2065 •	5,600	5,608

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •	2,800	2,803

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •	2,800	2,803

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •	$2,000	$2,000

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •	6,700	6,712

OFSI BSL X Ltd.
5.595% due 04/20/2034 •	3,500	3,504

OZLM XXIV Ltd.
5.747% due 07/20/2032 •	2,803	2,808

Parallel Ltd.
5.428% due 07/15/2034 •	4,200	4,203

Pawnee Equipment Receivables LLC
5.170% due 02/15/2028	78	78

PK ALIFT Loan Funding 6 LP
4.750% due 03/15/2043 «(a)	2,700	2,691

Romark CLO Ltd.
5.611% due 10/23/2030 •	660	661

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •	431	432

SLM Private Education Loan Trust
9.015% due 10/15/2041 •	2,324	2,440

SMB Private Education Loan Trust
4.995% due 01/15/2053 •	2,286	2,265
5.020% due 03/17/2053	2,252	2,280
5.122% due 09/15/2054 •	410	409
5.130% due 04/15/2054	2,883	2,938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •	$2,600	$2,604

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	435	438

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •	4,700	4,707

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(a)	2,600	2,600

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •	629	629

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •	1,095	1,096

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •	4,911	4,915

Verizon Master Trust
4.350% due 08/20/2032	7,500	7,583

Voya CLO Ltd.
5.385% due 04/20/2034 •	3,300	3,304
5.491% due 04/17/2030 •	425	426

Wind River CLO Ltd.
5.378% due 10/15/2034 •	5,172	5,180

		187,636

Total Asset-Backed Securities (Cost $416,122)		420,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Mexico Government International Bonds
6.000% due 05/13/2030	$1,900	$1,998

Total Sovereign Issues (Cost $1,891)		1,998

SHORT-TERM INSTRUMENTS 23.4%

REPURCHASE AGREEMENTS (d) 23.4%
		856,400

Total Short-Term Instruments (Cost $856,400)		856,400

Total Investments in Securities (Cost $4,509,983)		4,528,489

Total Investments 124.0% (Cost $4,509,983)		$4,528,489

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $911)		266

Other Assets and Liabilities, net (24.0)%		(876,010)

Net Assets 100.0%		$3,652,745

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.210%	10/01/2025	10/02/2025	$393,500	U.S. Treasury Notes 1.250% - 1.750% due 11/30/2026 - 12/31/2026	$(401,734)	$393,500	$393,500
	4.290	09/30/2025	10/01/2025	462,900	U.S. Treasury Notes 0.375% - 4.125% due 12/31/2025 - 10/31/2029	(472,728)	462,900	462,955

Total Repurchase Agreements						$(874,462)	$856,400	$856,455

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$856,455	$0	$0	$856,455	$(874,462)	$(18,007)

Total Borrowings and Other Financing Transactions	$856,455	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	115

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	2,323	$	484,110	$431	$254	$0
U.S. Treasury 5-Year Note December Futures	12/2025	4,608		503,172	(184)	180	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,336		150,300	904	0	(21)

					$1,151	$434	$(21)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	20	$	(2,401)	$(59)	$11	$0

Total Futures Contracts					$1,092	$445	$(21)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	09/05/2028	$195,000	$(2,270)	$(132)	$(2,402)	$0	$(117)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	15,400	(35)	158	123	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	72,600	748	(1,139)	(391)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	140,170	(140)	(2,129)	(2,269)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	39,400	(383)	(739)	(1,122)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	20,900	2,991	607	3,598	59	0

Total Swap Agreements						$911	$(3,374)	$(2,463)	$59	$(217)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$445	$59	$504	$0	$ (21)	$ (217)	$ (238)

(f)

Securities with an aggregate market value of $22,504 and cash of $9,138 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$445	$445
Swap Agreements	0	0	0	0	59	59

	$0	$0	$0	$0	$504	$504

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	0	0	0	217	217

	$0	$0	$0	$0	$238	$238

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13,169	$13,169
Swap Agreements	0	1,667	0	0	1,145	2,812

	$0	$1,667	$0	$0	$14,314	$15,981

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6,358)	$(6,358)
Swap Agreements	0	(265)	0	0	(3,951)	(4,216)

	$0	$(265)	$0	$0	$(10,309)	$(10,574)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$472,937	$0	$472,937
Industrials	0	157,287	36,200	193,487
Utilities	0	150,329	0	150,329
Municipal Bonds & Notes
Alabama	0	3,535	0	3,535
California	0	28,044	0	28,044
Florida	0	6,261	0	6,261
Kansas	0	2,436	0	2,436
Louisiana	0	4,391	0	4,391
Michigan	0	2,479	0	2,479
New York	0	22,217	0	22,217
Texas	0	7,197	0	7,197
Utah	0	1,967	0	1,967
West Virginia	0	10,349	0	10,349
Wisconsin	0	2,021	0	2,021
U.S. Government Agencies	0	1,604,913	0	1,604,913
U.S. Treasury Obligations	0	517,230	0	517,230
Non-Agency Mortgage-Backed Securities	0	219,885	0	219,885
Asset-Backed Securities
Automobile Sequential	0	139,262	0	139,262
CMBS Other	0	36,945	0	36,945

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Credit Card Bullet	$0	$43,154	$0	$43,154
Credit Card Other	0	13,416	0	13,416
Other ABS	2,600	182,345	2,691	187,636
Sovereign Issues	0	1,998	0	1,998
Short-Term Instruments
Repurchase Agreements	0	856,400	0	856,400

Total Investments	$2,600	$4,486,998	$38,891	$4,528,489

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$504	$0	$504

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(238)	$0	$(238)

Total Financial Derivative Instruments	$0	$266	$0	$266

Totals	$2,600	$4,487,264	$38,891	$4,528,755

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	117

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$36,200	$0	$0	$0	$0	$0	$0	$36,200	$0
U.S. Government Agencies	17,411	0	(17,330)	0	0	(81)	0	0	0	0
Asset-Backed Securities
Other ABS	0	2,700	0	0	0	(9)	0	0	2,691	(9)

Totals	$17,411	$38,900	$(17,330)	$0	$0	$(90)	$0	$0	$38,891	$(9)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$36,200	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	2,691	Proxy Pricing	Base Price	99.998	—

Total	$38,891

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 323.0%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Ambac Assurance Corp.
5.100% due 12/31/2099 (d)	$38	$47

INDUSTRIALS 0.0%

CVS Pass-Through Trust
6.036% due 12/10/2028	468	478

Total Corporate Bonds & Notes (Cost $517)		525

MUNICIPAL BONDS & NOTES 0.3%

TEXAS 0.3%

Ennis Economic Development Corp. Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (c)	6,860	3,838

Total Municipal Bonds & Notes (Cost $5,190)		3,838

U.S. GOVERNMENT AGENCIES 292.0%

Federal Agricultural Mortgage Corp.
8.850% due 04/25/2030 «~	22	23

Federal Home Loan Mortgage Corp.
1.500% due 12/01/2050 - 04/01/2051	157	122
2.000% due 04/01/2036	6,850	6,332
2.500% due 01/01/2032 - 03/01/2052	8,113	7,068
3.000% due 02/01/2040 - 04/01/2052	63,589	56,832
3.500% due 09/01/2032 - 02/01/2050	1,754	1,689
4.000% due 06/01/2029 - 12/01/2048	6,575	6,385
4.164% due 07/01/2030 •	40	39
4.500% due 03/01/2029 - 06/01/2048	5,474	5,482
4.515% due 03/01/2029 •	1	1
5.000% due 11/01/2025 - 06/01/2053	4,604	4,687
5.500% due 11/01/2030 - 06/01/2041	9,135	9,467
6.000% due 07/01/2027 - 05/01/2040	1,280	1,350
6.262% due 01/01/2028 •	2	2
6.285% due 03/01/2033 •	23	23
6.346% due 11/01/2029 •	34	34
6.348% due 12/01/2032 •	4	4
6.357% due 07/01/2027 •	0	1
6.369% due 09/01/2028 •	1	1
6.390% due 05/01/2032 •	4	4
6.406% due 11/01/2027 •	10	10
6.430% due 08/01/2035 •	3	4
6.488% due 05/01/2032 •	57	58
6.497% due 07/01/2035 •	67	69
6.499% due 03/01/2032 •	2	2
6.500% due 08/01/2027 - 10/01/2036 •	24	24
6.500% due 04/01/2029 - 08/01/2037	245	259
6.532% due 06/01/2028 - 02/01/2031 •	5	5
6.535% due 07/01/2030 •	1	1
6.635% due 12/01/2035 •	164	169
6.639% due 12/01/2026 •	1	1
6.643% due 02/01/2027 •	7	7
6.647% due 11/01/2034 •	9	9
6.650% due 12/01/2029 •	1	1
6.750% due 03/01/2033 •	8	8
7.000% due 01/01/2026 - 12/01/2032	9	9
7.125% due 10/01/2035 •	10	10
8.000% due 06/01/2030 - 09/01/2030	1	0

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660% due 01/25/2031	$6,100	$6,190

Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2035 - 05/15/2041 •	6,691	6,348
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	33,717	21,700
0.347% due 05/15/2035 •	2,642	2,678
1.640% due 10/15/2037 ~(a)	42	2
1.646% due 10/15/2037 ~(a)	86	4
1.755% due 03/15/2037 ~(a)	102	6
1.774% due 05/15/2037 ~(a)	251	14
1.887% due 11/15/2036 ~(a)	278	16
1.931% due 08/15/2041 ~(a)	88	5
1.936% due 02/15/2038 ~(a)	177	10
1.941% due 11/15/2038 ~(a)	292	16
2.000% due 11/25/2050 (a)	5,552	755
2.012% due 10/15/2041 ~(a)	181	11
2.019% due 06/15/2038 ~(a)	229	14
2.190% due 08/15/2036 ~(a)	110	8
2.500% due 12/15/2027 (a)	426	9
3.000% due 08/15/2032	3,262	3,142
3.000% due 02/15/2033 - 09/15/2048 (a)	2,370	215
3.500% due 08/15/2026 (a)	76	1
4.000% due 01/15/2046 (a)	3,009	525
4.787% due 06/15/2048 - 12/15/2048 •	2,554	2,503
4.810% due 08/15/2040 - 10/15/2040 •	4,205	4,149
4.837% due 12/15/2029 •	17	17
4.937% due 09/15/2026 - 12/15/2031 •	6	6
4.960% due 12/15/2046 •	320	317
5.021% due 01/25/2050 •	1,305	1,276
5.087% due 08/15/2035 •	177	177
5.437% due 04/15/2031 •	132	133
5.487% due 06/15/2031 •	9	9
5.687% due 07/15/2027 •	19	19
6.000% due 11/15/2028 - 09/15/2032	76	77
6.250% due 12/15/2028	26	27
6.500% due 06/15/2027 - 06/15/2032	191	197
7.500% due 01/15/2030	16	17

Federal Home Loan Mortgage Corp. STRIPS
2.262% due 12/15/2043 •	1,114	1,035
2.500% due 10/15/2052 (a)	38,684	6,136
3.500% due 01/15/2043 - 08/15/2045 (a)	10,097	1,614
4.810% due 10/15/2037 •	448	443
5.037% due 03/15/2044 •	794	792

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.552% due 08/15/2032 ~	5	5
4.583% due 07/25/2031 •	18	18
4.721% due 05/25/2031 •	59	59
4.751% due 09/25/2031 •	19	19
6.500% due 10/25/2043	112	115

Federal National Mortgage Association
1.500% due 06/01/2051	118	91
2.000% due 11/01/2026 - 03/01/2033	1,128	1,065
2.500% due 01/01/2033 - 04/01/2052	27,800	23,783
3.000% due 10/01/2026 - 05/01/2058	143,523	127,848
3.500% due 10/01/2025 - 01/01/2059	88,396	82,640
3.575% due 02/01/2026	9,000	8,963
4.000% due 12/01/2025 - 06/01/2049	56,294	54,880
4.198% due 10/01/2031 •	11	11
4.213% due 11/01/2028 •	8	8
4.374% due 02/01/2028 ~	5,992	6,010
4.387% due 08/01/2028 •	6	6
4.390% due 05/01/2036 •	1	1
4.428% due 11/01/2028 •	4	4
4.437% due 05/01/2036 •	28	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.440% due 06/01/2033	$2,000	$2,002
4.461% due 02/01/2028 •	3	3
4.490% due 04/01/2033	2,000	2,015
4.500% due 12/01/2025 - 04/01/2059	27,066	26,911
4.542% due 05/01/2036 •	1	1
4.550% due 05/01/2028	200	203
4.580% due 08/01/2033	1,000	1,014
4.599% due 03/01/2035 •	24	23
4.617% due 05/01/2036 •	1	1
4.630% due 07/01/2033	3,452	3,498
4.700% due 04/01/2033	3,682	3,713
4.860% due 07/01/2033	2,500	2,579
4.900% due 10/01/2028	709	726
4.990% due 03/01/2031	1,474	1,514
5.000% due 10/01/2025 - 06/01/2053	6,278	6,336
5.066% due 02/01/2031 •	11	11
5.300% due 09/01/2038	1,010	1,066
5.421% due 08/01/2042 - 10/01/2044 •	453	455
5.497% due 02/01/2031 •	8	8
5.500% due 11/01/2028 - 02/01/2042	5,924	6,076
5.570% due 10/01/2028	861	884
5.610% due 10/01/2028	883	908
5.613% due 09/01/2034 •	1	1
5.621% due 10/01/2030 - 09/01/2040 •	26	26
5.730% due 10/01/2028	1,122	1,176
5.750% due 12/01/2030 •	11	11
5.828% due 05/01/2030 •	5	5
5.890% due 11/01/2035 •	53	54
6.000% due 09/01/2028 - 05/01/2041	6,191	6,477
6.032% due 02/01/2030 •	13	13
6.047% due 03/01/2035 •	11	11
6.050% due 11/01/2035 •	205	207
6.125% due 08/01/2029 •	3	3
6.152% due 07/01/2032 •	11	11
6.160% due 09/01/2035 •	35	35
6.187% due 01/01/2035 •	5	5
6.233% due 05/01/2035 •	5	5
6.260% due 06/01/2035 •	53	55
6.275% due 06/01/2035 •	14	15
6.279% due 07/01/2035 •	11	11
6.290% due 07/01/2034 - 09/01/2035 •	51	51
6.305% due 07/01/2035 •	5	6
6.320% due 02/01/2027 •	1	1
6.358% due 12/01/2048 •	598	619
6.375% due 08/01/2035 •	21	21
6.395% due 06/01/2029 - 04/01/2032 •	12	13
6.405% due 11/01/2035 •	4	4
6.422% due 09/01/2035 •	28	29
6.447% due 06/01/2032 •	12	13
6.453% due 01/01/2049 •	1,108	1,146
6.460% due 05/01/2035 •	21	22
6.487% due 11/01/2048 •	412	426
6.499% due 02/01/2034 •	5	5
6.500% due 02/01/2026 - 04/01/2043	2,887	3,024
6.583% due 11/01/2035 •	3	3
6.600% due 01/01/2030 •	24	24
6.612% due 12/01/2031 •	1	1
6.654% due 09/01/2031 •	3	3
6.675% due 02/01/2035 •	12	12
6.848% due 12/01/2027 •	2	2
6.898% due 05/01/2036 •	8	8
6.912% due 02/01/2036 •	7	7
7.000% due 09/01/2032	3	3
7.435% due 09/01/2034 •	22	23
7.500% due 10/01/2028	4	4
8.000% due 07/01/2030 - 10/01/2030	3	3

Federal National Mortgage Association Grantor Trust
2.674% due 09/26/2033 •	1	1
4.492% due 07/25/2032 •	20	20
7.500% due 07/25/2041	39	40

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	119

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association Interest STRIPS
3.000% due 11/25/2043 (a)	$1,347	$182
6.500% due 04/25/2038 (a)	94	21

Federal National Mortgage Association REMICS
0.000% due 10/25/2042 - 10/25/2045 •	1,221	821
0.200% due 02/25/2043 •(a)	1,550	10
1.446% due 07/25/2044 ~(a)	296	12
1.465% due 10/25/2046 ~(a)	171	8
1.500% due 02/25/2036 (a)	35,065	1,755
1.529% due 11/25/2049 •(a)	1,898	259
1.575% due 04/25/2046 ~(a)	254	13
1.590% due 06/25/2042 •	379	340
1.595% due 07/25/2052 ~(a)	305	15
1.625% due 07/25/2045 ~(a)	1,364	80
1.666% due 07/25/2044 ~(a)	431	27
1.679% due 07/25/2042 - 08/25/2042 •(a)	4,640	512
1.698% due 04/25/2055 ~(a)	490	24
1.734% due 03/25/2045 ~(a)	651	37
1.744% due 08/25/2054 ~(a)	582	31
1.745% due 01/25/2045 ~(a)	262	14
1.897% due 08/25/2044 ~(a)	260	18
1.980% due 08/25/2055 ~(a)	302	17
2.500% due 02/25/2051 (a)	7,289	1,247
3.000% due 04/25/2043 - 05/25/2048	392	361
3.000% due 04/25/2046 - 12/25/2048 (a)	5,891	717
3.500% due 04/25/2046 (a)	173	14
4.000% due 06/25/2044 (a)	37	2
4.523% due 12/25/2036 - 07/25/2037 •	709	697
4.871% due 06/25/2029 - 04/25/2032 •	13	13
4.901% due 04/18/2028 - 12/18/2032 •	8	8
4.921% due 06/25/2046 •	657	648
4.951% due 10/18/2030 •	5	5
4.971% due 06/25/2030 - 11/25/2059 •	10,039	9,909
5.000% due 11/25/2028	37	37
5.171% due 10/25/2037 •	1,174	1,175
5.371% due 04/25/2032 •	2	2
6.000% due 04/25/2031	66	68
6.373% due 05/25/2035 ~	27	28
6.500% due 10/25/2028 - 10/25/2031	160	166
6.850% due 12/18/2027	20	20
7.000% due 11/25/2026 - 12/20/2027	6	5
7.500% due 11/20/2026	17	17

Federal National Mortgage Association REMICS Trust
4.823% due 02/25/2033 •	6	6
6.500% due 06/25/2028	7	7

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	6,597	384
6.300% due 06/25/2031 ~	38	38

Government National Mortgage Association
1.087% due 03/16/2051 ~(a)	600	0
2.500% due 03/20/2027 - 09/20/2051	33,798	29,168
3.000% due 12/15/2042 - 05/20/2050	13,581	12,320
3.500% due 11/15/2041 - 02/20/2052	66,591	61,566
4.000% due 09/15/2040 - 03/15/2052	19,346	18,580
4.500% due 06/15/2035 - 01/20/2049	16,376	16,209
4.625% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	3	3
4.625% due 07/20/2027 - 07/20/2035 •	1,522	1,537
4.750% due 12/20/2029 - 12/20/2032 •	274	278
4.861% due 01/20/2059 •	9	9
5.000% due 07/20/2027 - 08/20/2030 •	77	77

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 05/15/2033 - 12/20/2048	$9,065	$9,262
5.203% due 10/20/2058 •	1	1
5.500% due 07/20/2030 - 09/20/2030 •	18	18
5.500% due 09/15/2031 - 07/15/2041	3,720	3,882
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 06/20/2026 ~	13	11
5.625% due 01/20/2027 - 04/20/2033 •	1,002	1,007
6.000% due 09/15/2036 - 12/15/2040	687	714
6.125% due 01/20/2034 •	833	859
6.500% due 01/15/2028 - 07/15/2039	719	748
7.000% due 06/20/2026 - 09/20/2028	2	2
7.500% due 06/15/2027 - 10/15/2031	13	12
8.000% due 12/15/2028 - 09/15/2031	12	13
8.500% due 08/15/2027 - 01/20/2031	92	92

Government National Mortgage Association REMICS
0.000% due 03/20/2035 (b)(c)	94	90
0.000% due 09/20/2045 •	1,736	1,167
0.221% due 09/20/2045 ~(a)	634	28
0.256% due 08/20/2045 ~(a)	198	8
0.259% due 06/20/2043 ~(a)	424	22
0.315% due 12/20/2045 ~(a)	333	16
0.341% due 11/20/2045 ~(a)	470	23
0.807% due 06/20/2042 ~(a)	438	25
0.857% due 06/20/2042 ~(a)	403	18
3.000% due 06/20/2046 (a)	136	8
3.000% due 11/20/2067	3,069	2,993
3.500% due 08/20/2042 - 09/20/2046 (a)	5,066	504
5.516% due 07/20/2070 - 08/20/2070 •	14,001	14,173
5.716% due 10/20/2070 •	6,782	6,909
5.889% due 09/20/2071 •	24,571	25,161

Government National Mortgage Association, TBA
2.000% due 11/01/2055	99,600	82,363
2.500% due 11/01/2055	94,850	81,678
3.000% due 10/01/2055 - 11/01/2055	253,350	226,212
3.500% due 11/01/2055	17,882	16,303
4.000% due 11/01/2055	38,650	36,339
4.500% due 10/01/2055 - 11/01/2055	42,900	41,593
5.000% due 10/01/2055 - 11/01/2055	54,800	54,512
5.500% due 10/01/2055 - 11/01/2055	33,500	33,734
6.000% due 10/01/2055	33,600	34,177

U.S. Small Business Administration
5.370% due 04/01/2028	265	268
5.490% due 05/01/2028	271	275
5.870% due 05/01/2026 - 07/01/2028	167	170
6.220% due 12/01/2028	43	44

Uniform Mortgage-Backed Security, TBA
1.500% due 10/01/2055	14,400	11,061
2.000% due 10/01/2040	18,600	17,099
2.500% due 10/01/2055	5,330	4,491
3.000% due 10/01/2040 - 11/01/2055	427,880	380,177
3.500% due 10/01/2040	97,900	94,861
4.000% due 10/01/2055	29,147	27,474
4.500% due 10/01/2040 - 11/01/2055	508,718	493,362
5.000% due 10/01/2040 - 11/01/2055	431,604	427,888
5.500% due 10/01/2040 - 11/01/2055	347,600	350,336
6.000% due 10/01/2055 - 11/01/2055	213,800	218,392
7.000% due 11/01/2055	9,000	9,424

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vendee Mortgage Trust
6.281% due 01/15/2030 ~	$48	$50
6.500% due 03/15/2029	62	62

Total U.S. Government Agencies (Cost $3,480,945)		3,409,589

U.S. TREASURY OBLIGATIONS 17.5%

U.S. Treasury Bonds
4.125% due 08/15/2044	77,200	71,680
4.750% due 08/15/2055	131,600	132,073

Total U.S. Treasury Obligations (Cost $206,349)		203,753

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%

Adjustable Rate Mortgage Trust
5.450% due 09/25/2035 ~	132	117

Banc of America Funding Trust
4.830% due 05/20/2035 •	180	169
6.253% due 10/25/2036 þ	357	318
6.337% due 01/25/2037 þ	367	345

Banc of America Mortgage Trust
5.046% due 02/25/2036 ~	71	66
5.841% due 07/25/2034 ~	1	1

Bank of America Mortgage Trust
6.768% due 06/20/2031 ~	17	17

Bear Stearns ALT-A Trust
4.167% due 11/25/2036 ~	143	64
4.467% due 11/25/2036 ~	283	161
4.475% due 11/25/2036 ~	389	198
5.425% due 05/25/2035 ~	69	67

Bear Stearns ARM Trust
4.812% due 11/25/2030 ~	1	1
6.375% due 08/25/2033 ~	85	83
6.500% due 01/25/2034 ~	1	1

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~	478	382

Bella Vista Mortgage Trust
4.748% due 05/20/2045 •	91	58

Chase Mortgage Finance Trust
4.164% due 09/25/2036 ~	14	12
6.000% due 07/25/2037	1,502	654

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.452% due 05/25/2036 •	41	40
4.453% due 01/25/2035 ~	114	107
4.522% due 08/25/2035 •	58	56

CHL Mortgage Pass-Through Trust
4.462% due 11/25/2037 ~	263	249
4.593% due 09/25/2047 ~	203	183
4.732% due 05/25/2035 •	343	303
4.812% due 02/25/2035 •	26	25
4.852% due 04/25/2035 •	183	175
4.912% due 03/25/2035 •	27	25
4.932% due 02/25/2035 •	217	206
4.952% due 02/25/2035 •	5	5
4.952% due 03/25/2036 •	5	1
4.954% due 09/25/2034 ~	107	101
4.972% due 02/25/2036 •	15	6
6.250% due 07/19/2031 ~	2	2
6.305% due 06/19/2031 ~	2	2

Citigroup Mortgage Loan Trust, Inc.
5.482% due 08/25/2035 ~	45	40
6.000% due 09/25/2035 •	46	47
6.490% due 05/25/2035 •	1	1
6.500% due 06/25/2054 ~	1,553	1,581

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	320	281

Countrywide Alternative Loan Trust
4.530% due 09/20/2046 •	5,455	4,868
4.650% due 07/20/2046 •	211	181
4.652% due 09/25/2046 •	1,935	1,820
4.672% due 05/25/2036 •	25	21
4.692% due 05/25/2035 •	276	265
4.712% due 05/25/2035 •	42	40

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.772% due 05/25/2035 •	$75	$69
4.772% due 09/25/2046 •	3,654	3,007
4.772% due 10/25/2046 •	266	208
4.792% due 07/25/2046 •	1,474	1,075
4.832% due 12/25/2035 •	128	120
4.890% due 12/20/2035 •	359	343
4.952% due 10/25/2046 •	1,187	891
6.250% due 11/25/2036	525	385

Countrywide Alternative Loan Trust Resecuritization
3.948% due 08/25/2037 ~	80	35

Credit Suisse First Boston Mortgage Securities Corp.
5.683% due 06/25/2033 ~	3	3

CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ	1,715	477

CSMC Trust
2.500% due 07/25/2056 ~	968	806
4.699% due 05/27/2053 ~	4,303	3,878

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.372% due 10/25/2036 •	5	4

FNT Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	3	3

GreenPoint Mortgage Funding Trust
4.672% due 12/25/2046 •	1,056	1,045
4.812% due 04/25/2036 •	449	401

GreenPoint Mortgage Pass-Through Certificates
7.107% due 10/25/2033 ~	4	4

GS Mortgage Securities Corp. Trust
5.348% due 07/15/2031 •	2,000	1,554

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~	14,111	12,157

GSR Mortgage Loan Trust
4.292% due 04/25/2036 ~	101	61
4.792% due 08/25/2046 •	2,056	452
4.844% due 06/25/2034 ~	7	7

HarborView Mortgage Loan Trust
2.340% due 11/19/2034 ~	14	12
4.508% due 03/19/2037 •	172	160
4.688% due 05/19/2046 •	510	147
5.509% due 08/19/2034 ~	331	309
5.509% due 08/19/2036 ~	19	18

HomeBanc Mortgage Trust
5.132% due 08/25/2029 •	45	44

IndyMac ARM Trust
5.774% due 01/25/2032 ~	1	1

IndyMac INDB Mortgage Loan Trust
4.872% due 11/25/2035 •	77	44

IndyMac INDX Mortgage Loan Trust
3.369% due 01/25/2036 ~	106	96
3.558% due 01/25/2036 ~	1	0
3.686% due 08/25/2035 ~	360	267
3.911% due 08/25/2036 ~	6,412	5,438
4.572% due 06/25/2037 •	285	97
4.580% due 12/25/2034 ~	2	2
4.692% due 05/25/2046 •	417	382
4.752% due 04/25/2035 •	38	32
4.752% due 07/25/2035 •	311	288
4.912% due 02/25/2035 •	57	53

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	5,243	4,566
3.000% due 05/25/2052 ~	6,023	5,227
5.172% due 12/25/2049 •	1,101	1,062
5.222% due 08/25/2049 •	575	551
5.439% due 10/25/2035 ~	447	421

Lehman XS Trust
4.912% due 11/25/2046 •	1,568	1,207

Luminent Mortgage Trust
4.632% due 12/25/2036 •	207	200

MASTR Adjustable Rate Mortgages Trust
4.752% due 05/25/2037 •	318	125
4.952% due 05/25/2047 •	3,114	2,599

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	60	41

MASTR Seasoned Securitization Trust
4.122% due 10/25/2032 ~	28	26

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •	$44	$42
5.145% due 11/15/2031 •	6	5

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705% due 12/15/2030 •	54	52
4.745% due 06/15/2030 •	44	43

Merrill Lynch Alternative Note Asset Trust
4.872% due 03/25/2037 •	836	195

Merrill Lynch Mortgage Investors Trust
4.954% due 10/25/2028 •	2	2
5.087% due 04/25/2035 ~	3	2
5.206% due 01/25/2029 ~	436	364

Morgan Stanley Mortgage Loan Trust
4.782% due 02/25/2047 •	750	298
5.252% due 07/25/2035 ~	253	206

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •	1,929	1,727

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,065	3,931

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	85	85

OBX Trust
3.000% due 01/25/2052 ~	2,491	2,155

Prime Mortgage Trust
4.672% due 02/25/2034 •	5	4

RALI Trust
4.104% due 08/25/2035 ~	421	147
4.812% due 05/25/2046 •	331	265

RFMSI Trust
5.534% due 09/25/2035 ~	581	364

Sequoia Mortgage Trust
4.699% due 01/20/2047 ~	223	158

Sequoia Mortgage Trust 10
5.010% due 10/20/2027 •	23	22

Sequoia Mortgage Trust 5
4.948% due 10/19/2026 •	3	3

Sequoia Mortgage Trust 6
4.888% due 04/19/2027 •	2	2

Structured Adjustable Rate Mortgage Loan Trust
0.000% due 07/25/2034 ~	9	8
3.925% due 01/25/2035 ~	49	49
4.461% due 11/25/2035 ~	132	121
4.529% due 08/25/2035 ~	4	4
4.652% due 07/25/2035 ~	15	13
5.007% due 06/25/2034 •	139	136
5.945% due 10/25/2037 •	643	588

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •	57	22
4.652% due 06/25/2036 •	39	38
4.692% due 05/25/2036 •	350	247
4.732% due 05/25/2045 •	393	375
4.748% due 07/19/2035 •	329	324
4.872% due 08/25/2036 •	1,896	1,399
4.908% due 10/19/2034 •	24	23
4.948% due 03/19/2034 •	124	118

Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •	107	103

Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~	49	0

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.555% due 06/25/2033 ~	1	1

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	845	189
6.470% due 09/25/2036 þ	9,085	232
6.515% due 07/25/2037 þ	1,317	490

Thornburg Mortgage Securities Trust
5.520% due 06/25/2043 ~	62	60

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	4,891	4,706

WaMu Mortgage Pass-Through Certificates Trust
3.712% due 04/25/2037 ~	424	383

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.357% due 12/25/2036 ~	$405	$372
4.792% due 11/25/2045 •	335	325
4.852% due 10/25/2045 •	22	21
4.912% due 01/25/2045 •	72	72
4.912% due 07/25/2045 •	12	12
4.932% due 01/25/2045 •	184	184
4.993% due 11/25/2046 •	102	88
5.055% due 12/25/2035 ~	77	73
5.153% due 02/25/2046 •	403	371
5.272% due 07/25/2044 •	35	34
5.322% due 12/25/2045 •	687	606
5.353% due 11/25/2042 •	12	11
5.403% due 01/25/2047 •	460	428
5.471% due 08/25/2033 ~	84	83
5.553% due 06/25/2042 •	55	52
5.553% due 08/25/2042 •	107	104
5.677% due 09/25/2033 ~	38	38
6.187% due 03/25/2034 ~	2	2

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.768% due 07/25/2036 þ	2,106	444

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
6.721% due 11/25/2030 ~	9	9

Wells Fargo Mortgage-Backed Securities Trust
6.421% due 07/25/2034 ~	5	5

Total Non-Agency Mortgage-Backed Securities (Cost $101,491)		86,780

ASSET-BACKED SECURITIES 5.8%

CMBS OTHER 0.4%

MF1 LLC
6.284% due 06/19/2037 •	2,575	2,575

MF1 Ltd.
5.330% due 10/16/2036 •	1,776	1,777

		4,352

HOME EQUITY OTHER 2.2%

ABFC Trust
4.972% due 06/25/2034 •	86	87
5.292% due 03/25/2032 •	95	97

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	476	377

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •	119	46
4.932% due 11/25/2035 •	89	96
5.322% due 07/25/2034 •	67	66

AFC Home Equity Loan Trust
5.082% due 06/25/2029 •	113	85

Amortizing Residential Collateral Trust
4.972% due 10/25/2031 •	54	53

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.212% due 06/25/2029 •	137	141

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.007% due 10/25/2035 •	540	536

Asset-Backed Securities Corp. Home Equity Loan Trust
4.352% due 05/25/2037 •	1	1
4.785% due 06/15/2031 •	183	181

Bayview Financial Acquisition Trust
4.805% due 05/28/2037 •	559	531

Bear Stearns Asset-Backed Securities Trust
5.247% due 02/25/2034 •	264	270
5.772% due 11/25/2042 •	82	82
6.140% due 06/25/2043 ~	7	7

C-BASS Trust
3.009% due 01/25/2037 •	240	71

Centex Home Equity Loan Trust
4.572% due 01/25/2032 •	35	35
5.122% due 01/25/2032 •	160	174

Chase Funding Trust
4.872% due 07/25/2033 •	13	13

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	121

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.912% due 08/25/2032 •	$306	$304
4.932% due 11/25/2032 •	4	4

Citigroup Global Markets Mortgage Securities VII, Inc.
5.622% due 01/25/2032 •	28	28

Citigroup Mortgage Loan Trust, Inc.
4.332% due 07/25/2045 •	123	86

Countrywide Asset-Backed Certificates
5.272% due 09/25/2032 •	673	689

Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •	662	622
4.672% due 09/25/2037 •	355	328
5.172% due 10/25/2047 •	661	619

Credit Suisse First Boston Mortgage Securities Corp.
3.691% due 08/25/2032 •	79	76

Delta Funding Home Equity Loan Trust
5.085% due 09/15/2029 •	6	6

Ellington Loan Acquisition Trust
5.322% due 05/25/2037 •	696	686
5.372% due 05/25/2037 •	276	272

EMC Mortgage Loan Trust
5.012% due 05/25/2040 •	91	90

Encore Credit Receivables Trust
4.962% due 07/25/2035 •	1,708	1,676

EquiFirst Mortgage Loan Trust
4.752% due 01/25/2034 •	50	50

Fremont Home Loan Trust
4.752% due 08/25/2036 •	5,742	1,793

GE-WMC Mortgage Securities Trust
4.352% due 08/25/2036 •	32	14

GMACM Home Equity Loan Trust
4.752% due 01/25/2029 •	4	3

GSAMP Trust
2.357% due 10/25/2036 •	7,472	35
4.412% due 12/25/2036 •	844	452

Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	539	421

JP Morgan Mortgage Acquisition Trust
4.432% due 08/25/2036 •	33	15

Long Beach Mortgage Loan Trust
4.832% due 10/25/2034 •	53	53
5.322% due 10/25/2034 •	24	22
5.697% due 03/25/2032 •	13	20

MASTR Asset-Backed Securities Trust
5.022% due 12/25/2034 •	360	366

Merrill Lynch Mortgage Investors Trust
4.392% due 10/25/2037 •	947	139
4.432% due 09/25/2037 •	121	24

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	445	215
6.000% due 02/25/2037 ~	623	345

NovaStar Mortgage Funding Trust
4.532% due 03/25/2037 •	1,340	875

Option One Mortgage Loan Trust
4.552% due 01/25/2037 •	444	261
5.052% due 02/25/2035 •	1,081	1,037

Option One Mortgage Loan Trust Asset-Backed Certificates
4.962% due 11/25/2035 •	159	154

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	421	425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
3.434% due 08/25/2033 •	$141	$129
4.992% due 11/25/2034 •	109	97
5.032% due 12/25/2032 •	14	13
5.472% due 08/25/2032 •	189	181

Residential Asset Mortgage Products Trust
5.217% due 09/25/2035 •	1,368	1,349

Residential Asset Securities Corporation Trust
4.562% due 06/25/2033 •	35	34

SACO I Trust
4.792% due 06/25/2036 •	16	17

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •	2,001	428

Soundview Home Loan Trust
4.392% due 11/25/2036 •	57	15

Structured Asset Investment Loan Trust
5.202% due 06/25/2035 •	7,190	6,972
5.547% due 12/25/2034 •	976	951

Structured Asset Securities Corp. Trust
4.962% due 09/25/2035 •	328	315

		25,655

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.532% due 03/25/2037 •	62	61

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •	196	52

		113

MANUFACTURING HOUSE ABS OTHER 0.0%

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	26	25

WHOLE LOAN COLLATERAL 0.5%

Bear Stearns Asset-Backed Securities Trust
5.072% due 09/25/2046 •	401	386

GSAMP Trust
5.072% due 02/25/2033 •	12	13

PRET LLC
6.721% due 07/25/2051 þ	5,385	5,393

Residential Asset Mortgage Products Trust
4.872% due 03/25/2036 •	30	30

		5,822

OTHER ABS 2.7%

Atlas Senior Loan Fund XII Ltd.
5.760% due 10/24/2031 •	772	773

CIFC Funding Ltd.
5.530% due 10/24/2030 •	1,806	1,809
5.690% due 07/17/2037 •	5,000	5,016

Dryden 41 Senior Loan Fund
5.549% due 04/15/2031 •	1,203	1,204

Dryden 64 CLO Ltd.
5.561% due 04/18/2031 •	1,643	1,645

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •	2,761	2,764

KKR CLO 21 Ltd.
5.579% due 04/15/2031 •	314	315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM 30 Ltd.
5.667% due 04/20/2031 •	$2,583	$2,588

Madison Park Funding XXIII Ltd.
5.545% due 07/27/2031 •	814	814

Magnetite XXV Ltd.
5.780% due 01/25/2032 •	590	591

Marathon CLO XIII Ltd.
5.518% due 04/15/2032 •	1,479	1,481

Mountain View CLO IX Ltd.
5.699% due 07/15/2031 •	397	397

Newark BSL CLO 2 Ltd.
5.550% due 07/25/2030 •	2,435	2,439

OZLM XVII Ltd.
5.475% due 07/20/2030 •	145	145

Romark CLO Ltd.
5.611% due 10/23/2030 •	5,565	5,568

SLM Student Loan Trust
5.829% due 12/15/2033 •	1,006	989

Tiaa CLO III Ltd.
5.729% due 01/16/2031 •	72	72

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •	2,940	2,947

		31,557

Total Asset-Backed Securities (Cost $79,657)		67,524

	SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (e)	529,779	530

Total Short-Term Instruments (Cost $530)		530

Total Investments in Securities (Cost $3,874,679)		3,772,539

INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%

PIMCO Short-Term Floating NAV Portfolio III	2,582,945	25,155

Total Short-Term Instruments (Cost $25,154)		25,155

Total Investments in Affiliates (Cost $25,154)		25,155

Total Investments 325.2% (Cost $3,899,833)		$3,797,694

Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $2,229)		537

Other Assets and Liabilities, net (225.2)%		(2,630,360)

Net Assets 100.0%		$1,167,871

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (80.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2055	$246,300	$(195,151)	$(198,575)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	264,600	(242,636)	(241,707)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2055	46,524	(43,945)	(43,854)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	152,283	(143,806)	(143,506)
Uniform Mortgage-Backed Security, TBA	6.500	11/01/2055	299,700	(310,014)	(309,928)

Total Short Sales (80.3)%				$(935,552)	$(937,570)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(16,936) at a weighted average interest rate of 4.409%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	11,264	$1,229,976	$2,243	$440	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	521	62,553	1,647	0	(293)

				$3,890	$440	$(293)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	3,214	$(361,575)	$(1,710)	$50	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	5,072	(583,676)	(6,168)	317	0

				$(7,878)	$367	$0

Total Futures Contracts				$(3,988)	$807	$(293)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/21/2026	$23,500	$(21)	$124	$103	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(32)	122	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(69)	106	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	251	798	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	1,205	1,012	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	1,127	993	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	475	421	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	1,531	1,323	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(2,543)	(2,220)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	1,207	941	16	0
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	1,765	1,477	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	521	438	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(839)	(10)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	240	450	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	(221)	(76)	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	123

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.013%	Annual	04/09/2031	$14,000	$301	$74	$375	$0	$(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	(41)	248	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	(82)	150	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	(436)	(895)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032	23,000	267	(159)	108	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	2,792	2,792	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	241	340	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	422	422	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	53	93	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	86	140	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	98	192	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(125)	(206)	(331)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	26,800	1,129	(167)	962	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	73,100	(1,251)	669	(582)	0	(2)

Total Swap Agreements						$1,806	$8,086	$9,892	$140	$(129)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$807	$140	$947	$0	$(293)	$(129)	$(422)

Cash of $23,538 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	10/24/2025	81,800	$65	$0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	23,500	361	12

Total Purchased Options							$426	$12

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements						$(3)	$3	$0	$0

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BRC	$0	$0	$0	$0	$0	$0	$0	$0	$0	$(40)	$(40)
GST	0	0	0	0	0	0	0	0	0	0	0
MYC	0	12	0	12	0	0	0	0	12	(159)	(147)

Total Over the Counter	$0	$12	$0	$12	$0	$0	$0	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$807	$807
Swap Agreements	0	0	0	0	140	140

	$0	$0	$0	$0	$947	$947

Over the counter
Purchased Options	$0	$0	$0	$0	$12	$12

	$0	$0	$0	$0	$959	$959

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$293	$293
Swap Agreements	0	0	0	0	129	129

	$0	$0	$0	$0	$422	$422

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11,881	$11,881
Swap Agreements	0	0	0	0	5,911	5,911

	$0	$0	$0	$0	$17,792	$17,792

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	125

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)	September 30, 2025	(Unaudited)

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(13,282)	$(13,282)
Swap Agreements	0	0	0	0	(5,021)	(5,021)

	$0	$0	$0	$0	$(18,303)	$(18,303)

Over the counter
Purchased Options	$0	$0	$0	$0	$(262)	$(262)

	$0	$0	$0	$0	$(18,565)	$(18,565)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$47	$0	$47
Industrials	0	478	0	478
Municipal Bonds & Notes
Texas	0	3,838	0	3,838
U.S. Government Agencies	0	3,409,566	23	3,409,589
U.S. Treasury Obligations	0	203,753	0	203,753
Non-Agency Mortgage-Backed Securities	0	86,780	0	86,780
Asset-Backed Securities
CMBS Other	0	4,352	0	4,352
Home Equity Other	0	25,655	0	25,655
Home Equity Sequential	0	113	0	113
Manufacturing House ABS Other	0	25	0	25
Whole Loan Collateral	0	5,822	0	5,822
Other ABS	0	31,557	0	31,557
Short-Term Instruments
Mutual Funds	0	530	0	530

	$0	$3,772,516	$23	$3,772,539

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,155	$0	$0	$25,155

Total Investments	$25,155	$3,772,516	$23	$3,797,694

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(937,570)	$0	$(937,570)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	947	0	947
Over the counter	0	12	0	12

	$0	$959	$0	$959

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(422)	$0	$(422)

Total Financial Derivative Instruments	$0	$537	$0	$537

Totals	$25,155	$2,835,483	$23	$2,860,661

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Portfolio	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

MUNICIPAL BONDS & NOTES 97.4%

ARIZONA 2.1%

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023
5.000% due 01/01/2050	$2,000	$2,079

ARKANSAS 1.4%

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	1,500	1,421

CALIFORNIA 8.2%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	500	538

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	445	448

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	705	679

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,250	1,132

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,047

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	2,300	2,381

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2025
5.500% due 05/01/2055	1,000	1,066

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	953

		8,244

COLORADO 3.8%

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	1,000	1,028

Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2025
5.250% due 11/15/2055	1,700	1,818

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
4.000% due 12/01/2043	1,000	911

		3,757

CONNECTICUT 2.7%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	2,699

DISTRICT OF COLUMBIA 1.6%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2049	500	522

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	1,000	1,031

		1,553

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 2.5%

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	$1,500	$1,447

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	1,000	1,014

		2,461

GEORGIA 1.2%

DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2025
5.000% due 10/01/2055	200	208

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2059	1,000	998

		1,206

ILLINOIS 4.0%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	1,000	998

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	1,000	1,088

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,000	1,032

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	1,000	887

		4,005

INDIANA 0.9%

Indiana Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,000	894

KENTUCKY 1.0%

University of Kentucky Revenue Bonds, Series 2025
5.250% due 04/01/2050	1,000	1,046

LOUISIANA 0.7%

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2040	685	731

MARYLAND 1.7%

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2034	1,600	1,724

MASSACHUSETTS 1.3%

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	300	317

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,000	1,008

		1,325

MICHIGAN 1.3%

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	1,250	1,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 2.5%

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	$2,500	$2,529

NEVADA 2.6%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	1,000	1,033

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	980	651
0.000% due 06/01/2036 (a)	1,520	899

		2,583

NEW JERSEY 4.0%

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	1,000	1,038

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2040	1,000	970

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	1,000	989

New Jersey Turnpike Authority Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000	1,058

		4,055

NEW YORK 12.3%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300	318
5.250% due 06/15/2053	400	422

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 08/01/2042	3,100	3,182

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2048	1,000	1,043

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	554

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	2,000	2,130

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2046	1,000	1,044

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	695	651

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	1,000	1,030

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/30/2049	1,000	1,002

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	1,000	968

		12,344

OHIO 0.4%

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	400	437

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	127

Schedule of Investments	PIMCO Municipal Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 1.0%

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	$1,000	$1,036

PENNSYLVANIA 13.2%

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2039	2,500	2,450

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2037	1,000	981

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	1,575	1,587

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	1,000	1,005

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2041	3,000	2,969

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	893

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,250	3,329

		13,214

RHODE ISLAND 1.0%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2043	1,000	1,016

TENNESSEE 1.1%

Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,100

TEXAS 16.3%

Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	745	769

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	1,000	1,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	$1,880	$1,707

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2038	150	159

Houston, Texas General Obligation Bonds, Series 2024
5.250% due 03/01/2049	1,000	1,066

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	1,000	1,006

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	1,550	1,464

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2050	1,500	1,567

Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	1,115	1,159

SA Energy Acquisition Public Facility Corp. Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,070

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023
5.500% due 02/01/2050	1,000	1,071

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	900	957

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	1,000	1,011

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800	827
5.000% due 10/15/2058	500	519

		16,385

UTAH 3.9%

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	1,200	1,308
5.250% due 07/01/2043	1,500	1,558
5.250% due 07/01/2048	1,000	1,030

		3,896

VIRGINIA 3.3%

Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022
4.000% due 07/01/2057	2,500	2,285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2048	$1,000	$1,028

		3,313

WASHINGTON 0.9%

Port of Seattle, Washington Revenue Bonds, Series 2021
4.000% due 08/01/2041	1,000	936

WISCONSIN 0.5%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	550	503

Total Municipal Bonds & Notes (Cost $99,692)		97,806

	SHARES
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (b)	475,780	476

Total Short-Term Instruments (Cost $476)		476

Total Investments in Securities (Cost $100,168)		98,282

INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%

PIMCO Short-Term Floating NAV Portfolio III	102,141	995

Total Short-Term Instruments (Cost $994)		995

Total Investments in Affiliates (Cost $994)		995

Total Investments 98.9% (Cost $101,162)		$99,277

Other Assets and Liabilities, net 1.1%		1,100

Net Assets 100.0%		$100,377

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a 7-Day Yield.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$ 759	$651	0.65%

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,079	$0	$2,079
Arkansas	0	1,421	0	1,421
California	0	8,244	0	8,244
Colorado	0	3,757	0	3,757
Connecticut	0	2,699	0	2,699
District of Columbia	0	1,553	0	1,553
Florida	0	2,461	0	2,461
Georgia	0	1,206	0	1,206
Illinois	0	4,005	0	4,005
Indiana	0	894	0	894
Kentucky	0	1,046	0	1,046
Louisiana	0	731	0	731
Maryland	0	1,724	0	1,724
Massachusetts	0	1,325	0	1,325
Michigan	0	1,314	0	1,314
Minnesota	0	2,529	0	2,529
Nevada	0	2,583	0	2,583
New Jersey	0	4,055	0	4,055
New York	0	12,344	0	12,344

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Ohio	$0	$437	$0	$437
Oregon	0	1,036	0	1,036
Pennsylvania	0	13,214	0	13,214
Rhode Island	0	1,016	0	1,016
Tennessee	0	1,100	0	1,100
Texas	0	16,385	0	16,385
Utah	0	3,896	0	3,896
Virginia	0	3,313	0	3,313
Washington	0	936	0	936
Wisconsin	0	503	0	503
Short-Term Instruments
Mutual Funds	0	476	0	476

	$0	$98,282	$0	$98,282

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$995	$0	$0	$995

Total Investments	$995	$98,282	$0	$99,277

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	129

Schedule of Investments	PIMCO Real Return Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.4%

U.S. TREASURY OBLIGATIONS 178.3%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$7,482	$4,155
0.125% due 02/15/2052	7,775	4,219
0.250% due 02/15/2050	8,770	5,194
0.625% due 02/15/2043	9,554	7,264
0.750% due 02/15/2042	11,179	8,874
0.750% due 02/15/2045	16,928	12,636
0.875% due 02/15/2047	9,541	7,053
1.000% due 02/15/2046	12,502	9,650
1.000% due 02/15/2048	9,117	6,839
1.000% due 02/15/2049	6,804	5,025
1.375% due 02/15/2044	13,500	11,556
1.500% due 02/15/2053	9,237	7,401
1.750% due 01/15/2028	9,327	9,483
2.125% due 02/15/2040	2,242	2,261
2.125% due 02/15/2041	6,387	6,387
2.125% due 02/15/2054	10,947	10,115
2.375% due 01/15/2027	11,053	11,252
2.375% due 02/15/2055 (c)	7,473	7,303
3.625% due 04/15/2028	5,512	5,866
3.875% due 04/15/2029	3,551	3,883
0.125% due 07/15/2026 (c)	37,869	37,739
0.125% due 10/15/2026	18,418	18,318
0.125% due 04/15/2027	17,734	17,492
0.125% due 01/15/2030	21,734	20,756
0.125% due 07/15/2030	18,899	17,975
0.125% due 01/15/2031 (c)	33,306	31,285
0.125% due 07/15/2031 (c)	34,542	32,269
0.125% due 01/15/2032	19,391	17,861
0.250% due 07/15/2029	17,806	17,279
0.375% due 01/15/2027	24,338	24,154
0.375% due 07/15/2027 (c)	35,655	35,419
0.500% due 01/15/2028	23,965	23,693
0.625% due 07/15/2032 (c)	33,243	31,475
0.750% due 07/15/2028	24,065	23,959
0.875% due 01/15/2029	24,435	24,255

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 01/15/2033 (c)	$30,473	$29,545
1.250% due 04/15/2028	26,493	26,599
1.375% due 07/15/2033 (c)	30,845	30,382
1.625% due 10/15/2027 (c)	29,443	29,921
1.625% due 10/15/2029	12,422	12,672
1.625% due 04/15/2030	25,471	25,869
1.750% due 01/15/2034 (c)	36,466	36,651
1.875% due 07/15/2034 (c)	29,340	29,778
1.875% due 07/15/2035 (c)	12,173	12,275
2.125% due 04/15/2029 (c)	32,062	33,103
2.125% due 01/15/2035 (c)	26,613	27,406
2.375% due 10/15/2028 (c)	26,577	27,688

Total U.S. Treasury Obligations (Cost $844,129)		842,234

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.552% due 01/25/2035 •	22	22

Merrill Lynch Mortgage Investors Trust
4.692% due 07/25/2030 •	123	114

Total Non-Agency Mortgage-Backed Securities (Cost $140)		136

	SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (b)	546,054	546

Total Short-Term Instruments (Cost $546)		546

Total Investments in Securities (Cost $844,815)		842,916

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	87,385	$851

Total Short-Term Instruments (Cost $851)		851

Total Investments in Affiliates (Cost $851)		851

Total Investments 178.6% (Cost $845,666)		$843,767

Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $0)		33

Other Assets and Liabilities, net (78.6)%		(371,346)

Net Assets 100.0%		$472,454

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025	$(113,841)	$(113,951)
BSN	4.380	09/25/2025	10/02/2025	(106,025)	(106,102)
JPS	4.150	09/23/2025	10/07/2025	(12,342)	(12,353)
NOM	4.280	09/18/2025	10/16/2025	(15,804)	(15,828)
STR	4.270	10/01/2025	10/02/2025	(126,433)	(126,434)
	4.370	09/30/2025	10/01/2025	(126,634)	(126,649)

Total Reverse Repurchase Agreements					$(501,317)

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(113,951)	$0	$(113,951)	$113,491	$(460)
BSN	0	(106,102)	0	(106,102)	105,805	(297)
JPS	0	(12,353)	0	(12,353)	12,275	(78)
NOM	0	(15,828)	0	(15,828)	15,568	(260)
STR	0	(253,083)	0	(253,083)	128,677	(124,406)

Total Borrowings and Other Financing Transactions	$0	$(501,317)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(126,649)	$(248,235)	$0	$0	$(374,884)

Total Borrowings	$(126,649)	$(248,235)	$0	$0	$(374,884)

Payable for reverse repurchase agreements(3)					$(374,884)

(c)	Securities with an aggregate market value of $375,816 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(359,739) at a weighted average interest rate of 4.426%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(126,433) is outstanding at period end.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	150	$16,379	$6	$6	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	72	8,286	81	0	(4)

				$87	$6	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	37	$(7,711)	$(13)	$0	$(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	61	(7,324)	(181)	34	0

				$(194)	$34	$(4)

Total Futures Contracts				$(107)	$40	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	131

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	CPURNSA	2.380%	Maturity	10/15/2025	$800	$0	$(3)	$(3)	$0	$0
Pay	CPURNSA	2.700	Maturity	01/14/2026	3,800	0	(16)	(16)	0	(1)
Pay	CPURNSA	3.300	Maturity	06/04/2026	2,200	0	1	1	1	0
Pay	CPURNSA	0.000	Maturity	08/27/2026	4,700	0	8	8	2	0

Total Swap Agreements						$0	$(10)	$(10)	$3	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$40	$3	$43	$0	$(8)	$(1)	$(9)

Cash of $749 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	90		$104	$0	$(1)

SOG	10/2025		$105	EUR	90	0	0
	11/2025	EUR	90		$106	0	0

Total Forward Foreign Currency Contracts						$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$40	$40
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$43	$43

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$9	$9

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$0	$1	$9	$10

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$532	$532
Swap Agreements	0	0	0	0	(11)	(11)

	$0	$0	$0	$0	$521	$521

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4)	$0	$(4)

	$0	$0	$0	$(4)	$521	$517

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(335)	$(335)
Swap Agreements	0	0	0	0	77	77

	$0	$0	$0	$0	$(258)	$(258)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1)	$0	$(1)

	$0	$0	$0	$(1)	$(258)	$(259)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$842,234	$0	$842,234
Non-Agency Mortgage-Backed Securities	0	136	0	136
Short-Term Instruments
Mutual Funds	0	546	0	546

	$0	$842,916	$0	$842,916

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$851	$0	$0	$851

Total Investments	$851	$842,916	$0	$843,767

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$43	$0	$43

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(9)	0	(9)
Over the counter	0	(1)	0	(1)

	$0	$(10)	$0	$(10)

Total Financial Derivative Instruments	$0	$33	$0	$33

Totals	$851	$842,949	$0	$843,800

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	133

Schedule of Investments	PIMCO Sector Fund Series - AM

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 181.6%

U.S. GOVERNMENT AGENCIES 167.7%

Federal Home Loan Mortgage Corp.
5.000% due 11/01/2053	$4,118	$4,102
5.500% due 04/01/2054 - 07/01/2054	3,321	3,372
6.000% due 05/01/2054 - 04/01/2055	4,330	4,493
6.500% due 09/01/2053 - 08/01/2055	611	641

Federal Home Loan Mortgage Corp. REMICS
3.000% due 10/25/2049 (a)	2,707	366
5.306% due 08/25/2054 •	818	821

Federal Home Loan Mortgage Corp. STRIPS
2.500% due 04/25/2052 (a)	3,267	480

Federal National Mortgage Association
4.000% due 04/01/2043 - 08/01/2051	534	519
4.300% due 12/01/2029	401	405
4.740% due 04/01/2030	245	248
4.880% due 06/01/2028	500	511
5.140% due 02/01/2035	500	521
6.000% due 09/01/2054 - 04/01/2055	3,121	3,203
6.500% due 11/01/2053 - 07/01/2054	211	222
7.000% due 03/01/2045	500	524

Federal National Mortgage Association Interest STRIPS
2.000% due 04/25/2052 (a)	950	123

Federal National Mortgage Association REMICS
3.000% due 10/25/2051 (a)	1,925	345
4.500% due 05/25/2049 (a)	486	95
5.021% due 09/25/2041 •	1,220	1,214
5.606% due 05/25/2054 •	3,574	3,587
5.706% due 01/25/2055 •	3,130	3,150
5.806% due 06/25/2054 •	2,663	2,676

Government National Mortgage Association
4.500% due 07/15/2049 - 07/20/2054	714	696
5.000% due 03/20/2053	2,918	2,927
5.500% due 03/20/2036 - 05/20/2036	2,053	2,109

Government National Mortgage Association REMICS
5.076% due 03/20/2070 •	338	337
5.099% due 01/20/2068 •	375	377
5.289% due 08/20/2072 •	2,608	2,612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.439% due 08/20/2053 •	$1,622	$1,625
5.889% due 07/20/2071 •	911	935

Government National Mortgage Association, TBA
2.000% due 11/01/2055	500	413
2.500% due 11/01/2055	3,000	2,583
3.000% due 11/01/2055	5,000	4,464
3.500% due 11/01/2055	5,865	5,347
4.000% due 11/01/2055	1,500	1,410
5.000% due 11/01/2055	1,400	1,391
6.500% due 11/01/2055	2,000	2,054

Uniform Mortgage-Backed Security, TBA
2.000% due 10/01/2040 - 11/01/2055	9,300	7,634
2.500% due 10/01/2040 - 11/01/2055	3,200	2,746
3.000% due 11/01/2055	6,800	5,974
3.500% due 10/01/2040 - 11/01/2055	2,400	2,275
4.500% due 10/01/2055	2,100	2,037
5.000% due 11/01/2055	2,000	1,982
5.500% due 11/01/2055	200	202
6.000% due 11/01/2055	2,300	2,349
6.500% due 11/01/2055	2,900	2,999

Total U.S. Government Agencies (Cost $88,728)		89,096

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.4%

ACRA Trust
5.608% due 10/25/2064 þ	1,720	1,731

Citigroup Mortgage Loan Trust, Inc.
5.706% due 07/25/2054 •	1,916	1,926

MFA Trust
4.250% due 02/25/2066 ~	1,747	1,680

NYMT Loan Trust
5.379% due 06/25/2069 ~	1,792	1,801

Total Non-Agency Mortgage-Backed Securities (Cost $7,082)		7,138

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (b)	252,592	$252

Total Short-Term Instruments (Cost $253)		252

Total Investments in Securities (Cost $96,063)		96,486

INVESTMENTS IN AFFILIATES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%

PIMCO Short-Term Floating NAV Portfolio III	215,893	2,103

Total Short-Term Instruments (Cost $2,102)		2,103

Total Investments in Affiliates (Cost $2,102)		2,103

Total Investments 185.6% (Cost $98,165)		$98,589

Financial Derivative Instruments (c)(d) 1.7% (Cost or Premiums, net $1,054)		902

Other Assets and Liabilities, net (87.3)%		(46,366)

Net Assets 100.0%		$53,125

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.8)%
Government National Mortgage Association, TBA	4.500%	10/01/2055	$100	$(98)	$(97)
Government National Mortgage Association, TBA	5.500	10/01/2055	1,000	(1,008)	(1,008)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	2,100	(1,983)	(1,979)

Total Short Sales (5.8)%				$(3,089)	$(3,084)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(6,932) at a weighted average interest rate of 4.469%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	38	$(4,149)	$(17)	$0	$(2)
U.S. Treasury 10-Year Note December Futures	12/2025	72	(8,100)	(15)	1	0

Total Futures Contracts				$(32)	$1	$(2)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$2,300	$(7)	$(16)	$(23)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	1,200	17	(5)	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	4,100	36	(16)	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	600	39	(17)	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	900	30	2	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	1,600	(12)	0	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	200	(2)	19	17	1	0

Total Swap Agreements						$101	$(33)	$68	$2	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$1	$2	$3	$0		$(2)		$(1)		$(3)

Cash of $336 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	03/30/2026	11,600	$3	$3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.906	03/04/2026	1,600	18	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	200	18	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	200	18	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	100	9	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	100	9	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	1,000	89	83
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	500	45	42
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	600	54	55
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	300	27	24
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	200	17	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	200	18	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.623	08/20/2035	4,500	390	404
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	200	17	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	200	17	16

CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	10,000	15	0

FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/14/2025	17,500	5	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.181	12/04/2025	1,400	7	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	3,900	13	1

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	135

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310%	04/24/2035	200	$18	$16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	200	18	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	200	18	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	200	18	17

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	200	18	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	200	18	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	200	17	18
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	200	17	15

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	200	18	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	200	18	16

							$967	$914

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	97.094	10/07/2025	500	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.875	10/07/2025	500	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.891	10/07/2025	500	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.961	10/07/2025	1,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		99.164	10/07/2025	1,000	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.813	11/06/2025	2,200	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.945	12/04/2025	500	1	0

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.957	12/04/2025	500	0	1

						$7	$1

Total Purchased Options						$974	$915

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200%	03/30/2026	500	$(3)	$(4)

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.248	10/07/2025	300	(1)	0

FAR	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.410	10/14/2025	1,000	(5)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.681	12/04/2025	1,600	(6)	(5)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	700	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.221	10/07/2025	400	(1)	0

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.032	12/04/2025	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.036	12/04/2025	400	(1)	(1)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	300	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.081	11/06/2025	700	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	11/06/2025	800	(1)	0

Total Written Options							$(21)	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$744	$0	$744	$0	$(4)	$0	$(4)	$740	$0	$740
FAR	0	4	0	4	0	(7)	0	(7)	(3)	0	(3)
GLM	0	67	0	67	0	0	0	0	67	0	67
JPM	0	67	0	67	0	(2)	0	(2)	65	0	65
MYC	0	33	0	33	0	0	0	0	33	0	33

Total Over the Counter	$0	$915	$0	$915	$0	$(13)	$0	$(13)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$3	$3

Over the counter
Purchased Options	$0	$0	$0	$0	$915	$915

	$0	$0	$0	$0	$918	$918

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$3	$3

Over the counter
Written Options	$0	$0	$0	$0	$13	$13

	$0	$0	$0	$0	$16	$16

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(152)	$(152)
Swap Agreements	0	0	0	0	9	9

	$0	$0	$0	$0	$(143)	$(143)

Over the counter
Purchased Options	$0	$0	$0	$0	$(56)	$(56)
Written Options	0	0	0	0	74	74

	$0	$0	$0	$0	$18	$18

	$0	$0	$0	$0	$(125)	$(125)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$67	$67
Swap Agreements	0	0	0	0	23	23

	$0	$0	$0	$0	$90	$90

Over the counter
Purchased Options	$0	$0	$0	$0	$(46)	$(46)
Written Options	0	0	0	0	(5)	(5)

	$0	$0	$0	$0	$(51)	$(51)

	$0	$0	$0	$0	$39	$39

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	137

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
U.S. Government Agencies	$0	$89,096	$0	$89,096
Non-Agency Mortgage-Backed Securities	0	7,138	0	7,138
Short-Term Instruments
Mutual Funds	0	252	0	252

	$0	$96,486	$0	$96,486

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,103	$0	$0	$2,103

Total Investments	$2,103	$96,486	$0	$98,589

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,084)	$0	$(3,084)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3	$0	$3
Over the counter	0	915	0	915

	$0	$918	$0	$918

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(13)	0	(13)

	$0	$(16)	$0	$(16)

Total Financial Derivative Instruments	$0	$902	$0	$902

Totals	$2,103	$94,304	$0	$96,407

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Sector Fund Series - H	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 85.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%

American Axle & Manufacturing, Inc.
TBD% due 02/24/2032 «	$225	$224

Aspire Bakeries Holdings LLC
7.663% (TSFR1M + 3.500%) due 12/23/2030 ~	99	100

Camelot U.S. Acquisition LLC
7.413% (TSFR1M + 3.250%) due 01/31/2031 ~	75	75

Clearwater Analytics LLC
6.460% (TSFR6M + 2.250%) due 04/21/2032 ~	100	100

Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	20	20
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~	200	200

Cotiviti Corp.
7.030% (TSFR1M + 2.750%) due 05/01/2031 ~	74	73
7.030% (TSFR1M + 2.750%) due 03/26/2032 ~	50	49

Cyberswift U.S. Finco LLC
TBD% due 09/23/2032	100	100

Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~	100	100

Fortress Intermediate 3, Inc.
7.255% (TSFR1M + 3.000%) due 06/27/2031 ~	99	100

Froneri Lux FinCo SARL
TBD% due 08/02/2032	100	100

GFL Environmental, Inc.
6.671% (TSFR3M + 2.500%) due 03/03/2032 ~	125	125

INEOS Quattro Holdings U.K. Ltd.
8.513% (TSFR1M + 4.250%) due 04/02/2029 ~	14	13

INEOS U.S. Finance LLC
7.413% (TSFR1M + 3.250%) due 02/18/2030 ~	50	45

Kaseya, Inc.
7.413% (TSFR1M + 3.250%) due 03/20/2032 ~	75	75

LifePoint Health, Inc.
7.660% (TSFR3M + 3.500%) due 05/19/2031 ~	149	149

Modena Buyer LLC
8.808% (TSFR3M + 4.500%) due 07/01/2031 ~	25	25

MPH Acquisition Holdings LLC
8.058% (TSFR3M + 3.750%) due 12/31/2030 ~	4	4

Neptune Bidco U.S., Inc.
9.429% (TSFR3M + 5.000%) due 04/11/2029 ~	75	72

Novelis Corp.
5.752% (TSFR3M + 1.750%) due 03/11/2032 ~	75	75

Petco Health & Wellness Co., Inc.
TBD% due 03/03/2028	100	98

Primo Brands Corp.
6.252% (TSFR3M + 2.250%) due 03/31/2028 ~	98	98

QualityTech LP
7.723% (TSFR1M + 3.500%) due 10/30/2031 «~	100	100

Specialty Building Products Holdings LLC
8.013% (TSFR1M + 3.750%) due 10/15/2028 ~	224	216

Stepstone Group MidCo 2 GmbH
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~	100	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TK Elevator Midco GmbH
7.197% - 7.308% (TSFR6M + 3.000%) due 04/30/2030 ~	$50	$50

U.S. Renal Care, Inc.
9.278% (TSFR1M + 5.000%) due 06/28/2028 ~	99	95

UKG, Inc.
6.810% (TSFR3M + 2.500%) due 02/10/2031 ~	50	49

VEON Amsterdam BV
8.548% (TSFR3M + 4.250%) due 03/25/2027 «~	75	75

Veritiv Corp.
8.002% (TSFR3M + 4.000%) due 11/30/2030 ~	100	99

Vista Management Holding, Inc.
8.041% (TSFR3M + 3.750%) due 04/01/2031 ~	74	75

Vistra Zero Operating Co. LLC
6.163% (TSFR1M + 2.000%) due 04/30/2031 ~	100	99

X Corp.
9.500% due 10/26/2029	50	50
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~	99	97

Total Loan Participations and Assignments (Cost $3,117)		3,120

CORPORATE BONDS & NOTES 78.9%

BANKING & FINANCE 13.8%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	25	26
7.000% due 01/15/2031	350	362

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	325	334

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	100	98

Ally Financial, Inc.
5.543% due 01/17/2031 •	50	51
8.000% due 11/01/2031	50	57

AmWINS Group, Inc.
6.375% due 02/15/2029	250	255

ARES Strategic Income Fund
5.150% due 01/15/2031	150	148

Boost Newco Borrower LLC
7.500% due 01/15/2031	250	265

Brandywine Operating Partnership LP
8.875% due 04/12/2029	125	136

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	50	49

Burford Capital Global Finance LLC
6.875% due 04/15/2030	350	352

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	125	126

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	75	76

Diversified Healthcare Trust
7.250% due 10/15/2030	125	127

EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030 (a)	175	175

Encore Capital Group, Inc.
8.500% due 05/15/2030	375	399
9.250% due 04/01/2029	25	26

Ford Motor Credit Co. LLC
5.918% due 03/20/2028	200	203

Freedom Mortgage Corp.
12.000% due 10/01/2028	100	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	$50	$52
9.125% due 05/15/2031	50	53
9.250% due 02/01/2029	450	474

FS KKR Capital Corp.
3.125% due 10/12/2028	275	255
6.125% due 01/15/2031	100	99

FTAI Aviation Investors LLC
5.500% due 05/01/2028	75	75
5.875% due 04/15/2033	350	353
7.000% due 05/01/2031	100	105

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026	22	22

Hudson Pacific Properties LP
3.950% due 11/01/2027	125	120

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027	75	74
9.000% due 06/15/2030	25	24

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •	75	71

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (a)	475	472

Iron Mountain, Inc.
4.500% due 02/15/2031	375	358

Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032	75	76
6.750% due 05/01/2033	525	546
7.125% due 04/30/2031	150	157

Jefferson Capital Holdings LLC
8.250% due 05/15/2030	125	131

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	50	48

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029	50	49
5.500% due 08/01/2030	150	153

Midcap Financial Issuer Trust
6.500% due 05/01/2028	50	50

Millrose Properties, Inc.
6.250% due 09/15/2032	100	100
6.375% due 08/01/2030	25	25

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032	100	106

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032	125	131

Navient Corp.
5.000% due 03/15/2027	125	125

Newmark Group, Inc.
7.500% due 01/12/2029	75	81

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028	200	200
7.050% due 09/15/2028	475	495

OneMain Finance Corp.
3.500% due 01/15/2027	350	342
6.125% due 05/15/2030	50	51
6.625% due 01/15/2028	400	410
6.625% due 05/15/2029	125	129

Osaic Holdings, Inc.
6.750% due 08/01/2032	50	52

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)	75	57

Panther Escrow Issuer LLC
7.125% due 06/01/2031	150	156

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029	125	127

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	121
7.125% due 11/15/2030	50	52
7.875% due 12/15/2029	300	319

PRA Group, Inc.
8.875% due 01/31/2030	250	258

RHP Hotel Properties LP/RHP Finance Corp.
4.750% due 10/15/2027	75	75

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	139

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RLJ Lodging Trust LP
4.000% due 09/15/2029	$200	$189

Rocket Cos., Inc.
6.125% due 08/01/2030	475	488

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/2026	125	123

SBA Communications Corp.
3.125% due 02/01/2029	150	140
3.875% due 02/15/2027	100	99

Service Properties Trust
0.000% due 09/30/2028 (d)	300	265
5.500% due 12/15/2027	50	49

SLM Corp.
3.125% due 11/02/2026	125	123
6.500% due 01/31/2030	175	182

Starwood Property Trust, Inc.
5.250% due 10/15/2028 (a)	250	250
5.750% due 01/15/2031 (a)	150	150
6.000% due 04/15/2030	50	51
6.500% due 10/15/2030	25	26
7.250% due 04/01/2029	50	53

Stonex Escrow Issuer LLC
6.875% due 07/15/2032	75	77

Sunrise FinCo I BV
4.875% due 07/15/2031	25	24

UniCredit SpA
5.459% due 06/30/2035 •	100	101

UWM Holdings LLC
6.250% due 03/15/2031	200	199

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031	100	103

Vornado Realty LP
3.400% due 06/01/2031	175	157

		13,449

INDUSTRIALS 62.5%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	125	120
4.000% due 10/15/2030	875	826

1261229 BC Ltd.
10.000% due 04/15/2032	100	103

Advance Auto Parts, Inc.
7.000% due 08/01/2030	100	103
7.375% due 08/01/2033	275	284

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029	175	166
4.625% due 01/15/2027	100	100

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	350	363

Alcoa Nederland Holding BV
7.125% due 03/15/2031	25	26

Allison Transmission, Inc.
4.750% due 10/01/2027	75	75

Allwyn Entertainment Financing U.K. PLC
7.875% due 04/30/2029	100	104

Altice France Holding SA
10.500% due 05/15/2027	100	36

Altice France SA
5.125% due 07/15/2029	350	301

Amer Sports Co.
6.750% due 02/16/2031	25	26

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029	250	251

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	150	142
4.000% due 01/15/2028	200	196

ams-OSRAM AG
12.250% due 03/30/2029	225	242

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	250	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032		$50	$51

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		125	123

Avantor Funding, Inc.
4.625% due 07/15/2028		75	74

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028		50	49

Axalta Coating Systems LLC
3.375% due 02/15/2029		150	142

Axon Enterprise, Inc.
6.125% due 03/15/2030		250	257
6.250% due 03/15/2033		50	52

B&G Foods, Inc.
8.000% due 09/15/2028		200	194

Ball Corp.
2.875% due 08/15/2030		475	432

Bath & Body Works, Inc.
6.875% due 11/01/2035		100	104

Bausch & Lomb Corp.
8.375% due 10/01/2028		100	104

Beacon Mobility Corp.
7.250% due 08/01/2030		350	364

BellRing Brands, Inc.
7.000% due 03/15/2030		75	78

Belron U.K. Finance PLC
5.750% due 10/15/2029		75	76

BKV Upstream Midstream LLC
7.500% due 10/15/2030		200	200

Block, Inc.
3.500% due 06/01/2031		75	70
5.625% due 08/15/2030		675	684
6.500% due 05/15/2032		200	207

Boise Cascade Co.
4.875% due 07/01/2030		25	25

Bombardier, Inc.
7.250% due 07/01/2031		175	186

Brightstar Lottery PLC
5.250% due 01/15/2029		275	274

Buckeye Partners LP
4.500% due 03/01/2028		75	74

Builders FirstSource, Inc.
5.000% due 03/01/2030		200	198
6.750% due 05/15/2035		375	392

BWX Technologies, Inc.
4.125% due 04/15/2029		250	242

Cablevision Lightpath LLC
3.875% due 09/15/2027		25	24

Caesars Entertainment, Inc.
6.500% due 02/15/2032		50	51

Carnival Corp.
5.125% due 05/01/2029 (a)		300	300
5.750% due 08/01/2032		350	357
7.000% due 08/15/2029		225	237

Carvana Co. (9.000% Cash)
9.000% due 06/01/2030		100	105

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030		975	921
5.375% due 06/01/2029		1,200	1,193

Celanese U.S. Holdings LLC
6.500% due 04/15/2030		175	176

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029		100	88

Century Communities, Inc.
6.625% due 09/15/2033		100	101

Cerdia Finanz GmbH
9.375% due 10/03/2031		300	318

Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031	EUR	100	121

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		$100	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chord Energy Corp.
6.000% due 10/01/2030		$200	$199
6.750% due 03/15/2033		200	203

CHS/Community Health Systems, Inc.
9.750% due 01/15/2034		750	769

CITGO Petroleum Corp.
8.375% due 01/15/2029		50	52

Civitas Resources, Inc.
8.375% due 07/01/2028		50	52
8.750% due 07/01/2031		225	231

Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/2030		75	78

Cleveland-Cliffs, Inc.
7.000% due 03/15/2032		325	329

Cloud Software Group, Inc.
6.500% due 03/31/2029		125	126
6.625% due 08/15/2033		425	433

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		75	76
6.750% due 04/15/2032		50	51
6.875% due 01/15/2030		50	51
8.750% due 04/15/2030		375	386

CMA CGM SA
5.000% due 01/15/2031	EUR	100	120

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		$75	73
7.000% due 06/15/2027		275	275

CommScope LLC
4.750% due 09/01/2029		40	40

Comstock Resources, Inc.
5.875% due 01/15/2030		125	121

Consolidated Communications, Inc.
6.500% due 10/01/2028		25	25

CoreWeave, Inc.
9.000% due 02/01/2031		200	205
9.250% due 06/01/2030		250	259

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031		400	397

Crescent Energy Finance LLC
7.375% due 01/15/2033		75	73
7.625% due 04/01/2032		200	199

Crocs, Inc.
4.125% due 08/15/2031		25	23
4.250% due 03/15/2029		25	24

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		325	310

Crown Americas LLC
5.875% due 06/01/2033		225	227

Crown Cork & Seal Co., Inc.
7.375% due 12/15/2026		75	77

DaVita, Inc.
4.625% due 06/01/2030		325	312
6.875% due 09/01/2032		50	52

Dcli Bidco LLC
7.750% due 11/15/2029		275	286

Deluxe Corp.
8.125% due 09/15/2029		25	26

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030		300	318

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027		93	93
10.000% due 02/15/2031		200	200

Dream Finders Homes, Inc.
6.875% due 09/15/2030		100	101

EchoStar Corp.
10.750% due 11/30/2029		440	484

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		300	306

Element Solutions, Inc.
3.875% due 09/01/2028		25	24

Ellucian Holdings, Inc.
6.500% due 12/01/2029		225	229

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Esab Corp.
6.250% due 04/15/2029		$50	$51

EW Scripps Co.
9.875% due 08/15/2030		50	47

Excelerate Energy LP
8.000% due 05/15/2030		100	107

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		200	190

Fortescue Treasury Pty. Ltd.
4.500% due 09/15/2027		200	199

Froneri Lux FinCo SARL
6.000% due 08/01/2032		275	276

Frontier Communications Holdings LLC
5.875% due 10/15/2027		150	150

Gap, Inc.
3.875% due 10/01/2031		100	91

GFL Environmental, Inc.
4.375% due 08/15/2029		425	415

Global Medical Response, Inc.
7.375% due 10/01/2032		250	258

Global Partners LP/GLP Finance Corp.
7.125% due 07/01/2033		75	77

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029		100	95

Goat Holdco LLC
6.750% due 02/01/2032		50	51

goeasy Ltd.
7.375% due 10/01/2030		250	251
7.625% due 07/01/2029		150	152

Graphic Packaging International LLC
6.375% due 07/15/2032		75	76

Gray Media, Inc.
7.250% due 08/15/2033		200	198
9.625% due 07/15/2032		50	51

Grifols SA
4.750% due 10/15/2028		200	194

Gulfport Energy Operating Corp.
6.750% due 09/01/2029		50	51

HealthEquity, Inc.
4.500% due 10/01/2029		200	194

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		175	160
4.000% due 05/01/2031		400	379

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% due 01/15/2032		150	152

Hologic, Inc.
3.250% due 02/15/2029		250	242

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		275	281
7.375% due 07/15/2032		50	52

IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK)
6.750% due 11/15/2029 (b)	EUR	100	125

Imola Merger Corp.
4.750% due 05/15/2029		$150	146

INEOS Finance PLC
7.250% due 03/31/2031	EUR	100	117

Ingevity Corp.
3.875% due 11/01/2028		$375	361

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	300	356

Inversion Escrow Issuer LLC
6.750% due 08/01/2032		$200	197

IQVIA, Inc.
6.250% due 06/01/2032		575	592

Jazz Securities DAC
4.375% due 01/15/2029		25	24

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		400	406

KBR, Inc.
4.750% due 09/30/2028		75	74

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinetik Holdings LP
6.625% due 12/15/2028		$150	$154

Kioxia Holdings Corp.
0.000% due 07/24/2030		225	230
0.000% due 07/24/2033		100	103

Kodiak Gas Services LLC
6.500% due 10/01/2033		150	153

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		200	198

Lamar Media Corp.
3.625% due 01/15/2031		100	93
4.000% due 02/15/2030		50	48

Lamb Weston Holdings, Inc.
4.125% due 01/31/2030		75	72
4.375% due 01/31/2032		100	95

Level 3 Financing, Inc.
6.875% due 06/30/2033		300	306
7.000% due 03/31/2034		50	51

LifePoint Health, Inc.
11.000% due 10/15/2030		175	193

Lindblad Expeditions LLC
7.000% due 09/15/2030		15	15

Lithia Motors, Inc.
5.500% due 10/01/2030		200	200

Live Nation Entertainment, Inc.
4.750% due 10/15/2027		325	323

Manuchar Group SARL
7.014% due 07/07/2032 •	EUR	100	116

Matador Resources Co.
6.250% due 04/15/2033		$50	50
6.500% due 04/15/2032		125	126

Match Group Holdings II LLC
4.625% due 06/01/2028		225	221

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		225	228

McGraw-Hill Education, Inc.
7.375% due 09/01/2031		50	52

Medline Borrower LP
3.875% due 04/01/2029		675	652
5.250% due 10/01/2029		150	149

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		225	194

MGM China Holdings Ltd.
4.750% due 02/01/2027		75	75

Mineral Resources Ltd.
7.000% due 04/01/2031 (a)		200	203
9.250% due 10/01/2028		25	26

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032		25	26

Molina Healthcare, Inc.
3.875% due 11/15/2030		225	208

Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031		38	37

Motion Finco SARL
8.375% due 02/15/2032		50	43

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		13	12

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)		7	8

Murphy Oil USA, Inc.
3.750% due 02/15/2031		150	140

NCL Corp. Ltd.
6.750% due 02/01/2032		200	206

NCR Atleos Corp.
9.500% due 04/01/2029		25	27

Newell Brands, Inc.
6.375% due 05/15/2030		150	149

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		100	71

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		$100	$98
8.125% due 07/17/2035		200	215

Noble Finance II LLC
8.000% due 04/15/2030		350	363

Nordstrom, Inc.
5.000% due 01/15/2044		200	148

Northriver Midstream Finance LP
6.750% due 07/15/2032		75	77

Novelis Corp.
3.875% due 08/15/2031		375	342
6.375% due 08/15/2033		100	101
6.875% due 01/30/2030		100	104

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		150	144
6.125% due 02/15/2033 (a)	EUR	100	118
7.250% due 06/15/2031		$75	76

ON Semiconductor Corp.
3.875% due 09/01/2028		75	73

Opal Bidco SAS
6.500% due 03/31/2032		50	51

Open Text Corp.
3.875% due 02/15/2028		100	97
3.875% due 12/01/2029		175	166

Option Care Health, Inc.
4.375% due 10/31/2029		150	145

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		600	580

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		100	97

Park River Holdings, Inc.
8.000% due 03/15/2031 (a)		100	101

Parkland Corp.
6.625% due 08/15/2032		50	51

Performance Food Group, Inc.
4.250% due 08/01/2029		350	340

Permian Resources Operating LLC
6.250% due 02/01/2033		475	484

Perrigo Finance Unlimited Co.
4.900% due 06/15/2030		250	244

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032		50	50

Pilgrim’s Pride Corp.
3.500% due 03/01/2032		250	229

Post Holdings, Inc.
4.500% due 09/15/2031		225	210
4.625% due 04/15/2030		425	410
6.250% due 10/15/2034		25	25

Prestige Brands, Inc.
3.750% due 04/01/2031		100	92

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		100	104

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		450	438
5.750% due 04/15/2026		31	31

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		275	267

Qnity Electronics, Inc.
5.750% due 08/15/2032		275	277

Quikrete Holdings, Inc.
6.375% due 03/01/2032		50	52
6.750% due 03/01/2033		450	468

QXO Building Products, Inc.
6.750% due 04/30/2032		425	441

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029		125	131

Rakuten Group, Inc.
9.750% due 04/15/2029		350	394

Rand Parent LLC
8.500% due 02/15/2030		200	208

Range Resources Corp.
4.750% due 02/15/2030		100	98

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	141

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	$275	$283

RB Global Holdings, Inc.
6.750% due 03/15/2028	50	51

ROBLOX Corp.
3.875% due 05/01/2030	75	72

Rockies Express Pipeline LLC
6.750% due 03/15/2033	175	183

Seadrill Finance Ltd.
8.375% due 08/01/2030	275	286

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	325	315
4.125% due 01/15/2031	75	70
5.750% due 12/01/2034	75	75

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% due 08/15/2032	225	233

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	375	360

Sirius XM Radio LLC
4.000% due 07/15/2028	775	750

SM Energy Co.
6.750% due 08/01/2029	50	50
7.000% due 08/01/2032	75	75

Snap, Inc.
6.875% due 03/01/2033	75	77
6.875% due 03/15/2034	375	381

Sotera Health Holdings LLC
7.375% due 06/01/2031	25	26

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	50	53
9.750% due 11/15/2030	12	13

Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/12/2030 (b)	36	14

Stagwell Global LLC
5.625% due 08/15/2029	250	243

Standard Industries, Inc.
4.750% due 01/15/2028	475	471

Staples, Inc.
10.750% due 09/01/2029	75	75

Star Parent, Inc.
9.000% due 10/01/2030	150	159

Station Casinos LLC
4.500% due 02/15/2028	125	123
4.625% due 12/01/2031	275	260

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	225	237

Sunoco LP
5.625% due 03/15/2031	300	298
7.000% due 05/01/2029	75	78

TEGNA, Inc.
4.625% due 03/15/2028	75	74

Tenet Healthcare Corp.
4.625% due 06/15/2028	250	248

TGS ASA
8.500% due 01/15/2030	50	52

Tidewater, Inc.
9.125% due 07/15/2030	125	134

TopBuild Corp.
4.125% due 02/15/2032	375	352

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	225	221

TransDigm, Inc.
4.625% due 01/15/2029	75	74
6.375% due 03/01/2029	1,125	1,152
6.750% due 01/31/2034	50	52

Transocean International Ltd.
7.875% due 10/15/2032 (a)	300	303
8.750% due 02/15/2030	56	59

Travel & Leisure Co.
6.000% due 04/01/2027	150	152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trivium Packaging Finance BV
8.250% due 07/15/2030	$350	$374

Tronox, Inc.
9.125% due 09/30/2030	125	123

Twilio, Inc.
3.875% due 03/15/2031	125	118

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	25	26

U.S. Foods, Inc.
4.750% due 02/15/2029	150	148
5.750% due 04/15/2033	225	227

UKG, Inc.
6.875% due 02/01/2031	400	413

United Airlines, Inc.
4.625% due 04/15/2029	125	123

United Rentals North America, Inc.
3.750% due 01/15/2032	475	440
3.875% due 02/15/2031	125	118

Univision Communications, Inc.
4.500% due 05/01/2029	50	47
8.500% due 07/31/2031	50	52
9.375% due 08/01/2032	575	613

USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033	100	100
7.125% due 03/15/2029	125	129

Valaris Ltd.
8.375% due 04/30/2030	500	519

Vallourec SACA
7.500% due 04/15/2032	75	80

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	225	216
4.125% due 08/15/2031	250	236

Venture Global LNG, Inc.
7.000% due 01/15/2030	50	52
9.500% due 02/01/2029	400	441
9.875% due 02/01/2032	750	817

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	100	105
6.750% due 01/15/2036	100	106
7.500% due 05/01/2033	50	55
7.750% due 05/01/2035	275	311

Vertiv Group Corp.
4.125% due 11/15/2028	100	98

Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/2029	25	26

Viking Cruises Ltd.
9.125% due 07/15/2031	175	188

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	875	826

Viridien
10.000% due 10/15/2030	50	51

Vital Energy, Inc.
7.875% due 04/15/2032	45	44

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031	400	377

Vnom Sub, Inc.
5.375% due 11/01/2027	50	50

VOC Escrow Ltd.
5.000% due 02/15/2028	425	424

VZ Secured Financing BV
5.000% due 01/15/2032	250	226

Wand NewCo 3, Inc.
7.625% due 01/30/2032	25	26

Warnermedia Holdings, Inc.
4.279% due 03/15/2032	600	551
5.050% due 03/15/2042	275	220

Waste Pro USA, Inc.
7.000% due 02/01/2033	50	52

Wayfair LLC
7.750% due 09/15/2030	100	105

WBI Operating LLC
6.250% due 10/15/2030 (a)	150	150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/15/2033 (a)	$100	$100

Weatherford International Ltd.
6.750% due 10/15/2033 (a)	250	250
8.625% due 04/30/2030	50	51

Western Digital Corp.
4.750% due 02/15/2026	22	22

Whirlpool Corp.
6.125% due 06/15/2030	25	25

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	85	86

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031	200	207

WR Grace Holdings LLC
6.625% due 08/15/2032	175	173

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	100	98

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033	25	25
7.125% due 02/15/2031	375	404

Xerox Corp.
13.500% due 04/15/2031	50	48

Yum! Brands, Inc.
3.625% due 03/15/2031	225	210
4.750% due 01/15/2030	100	100

ZF North America Capital, Inc.
6.875% due 04/14/2028	325	330
7.500% due 03/24/2031	150	149

Ziggo BV
4.875% due 01/15/2030	100	94

ZipRecruiter, Inc.
5.000% due 01/15/2030	50	40

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	75	71

		60,661

UTILITIES 2.6%

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	50	52

Archrock Partners LP/Archrock Partners Finance Corp.
6.625% due 09/01/2032	50	51

Calpine Corp.
4.500% due 02/15/2028	175	174

Clearway Energy Operating LLC
3.750% due 02/15/2031	175	161

Edison International
8.125% due 06/15/2053 •	75	77

Electricite de France SA
9.125% due 03/15/2033 •(e)	75	87

FORESEA Holding SA
7.500% due 06/15/2030	100	98

Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032	100	104
8.250% due 01/15/2029	150	157

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033	75	76

Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 02/01/2031	225	218
6.875% due 05/15/2034	50	48

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375% due 02/15/2032	75	77

NRG Energy, Inc.
5.750% due 07/15/2029	450	453

PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028	125	124

TerraForm Power Operating LLC
5.000% due 01/31/2028	175	174

Vistra Operations Co. LLC
4.375% due 05/01/2029	175	171

Vodafone Group PLC
5.125% due 06/04/2081 •	175	138

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	$50	$53

		2,493

Total Corporate Bonds & Notes (Cost $75,606)		76,603

U.S. TREASURY OBLIGATIONS 3.6%

U.S. Treasury Notes
3.250% due 06/30/2027	2,450	2,434
4.000% due 02/15/2034	1,025	1,023

Total U.S. Treasury Obligations (Cost $3,411)		3,457

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. (c)	1,490	0

Total Common Stocks (Cost $22)		0

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. -Exp. 12/31/2099	1,693	$1

Total Warrants (Cost $21)		1

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)	228,003	228

Total Short-Term Instruments (Cost $228)		228

Total Investments in Securities (Cost $82,405)		83,409

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 15.1%

SHORT-TERM INSTRUMENTS 15.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.1%

PIMCO Short-Term Floating NAV Portfolio III	1,505,877	$14,666

Total Short-Term Instruments (Cost $14,664)		14,666

Total Investments in Affiliates (Cost $14,664)		14,666

Total Investments 101.0% (Cost $97,069)		$98,075

Financial Derivative Instruments (g)(h) 0.0% (Cost or Premiums, net $884)		5

Other Assets and Liabilities, net (1.0)%		(936)

Net Assets 100.0%		$97,144

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(245) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Guilt December Futures	12/2025	3	$367	$0	$0	$0
U.S. Treasury 2-Year Note December Futures	12/2025	27	5,627	(1)	3	0
U.S. Treasury 5-Year Note December Futures	12/2025	37	4,040	(7)	1	(1)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	16	1,841	17	0	(1)

				$9	$4	$(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	143

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	1	$(138)	$0	$0	$0
Euro-Bund December Futures	12/2025	1	(151)	0	0	(1)
U.S. Treasury 10-Year Note December Futures	12/2025	8	(900)	2	0	0

				$2	$0	$(1)

Total Futures Contracts				$11	$4	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2028	0.873%	$ 125	$12	$4	$16	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	0.464	100	10	4	14	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	0.704	175	(14)	16	2	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.759	EUR 100	22	2	24	0	0
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.754	25	1	0	1	0	0

						$31	$26	$57	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$1,300	$93	$6	$99	$0	$(2)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	5,400	315	123	438	1	(2)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	4,200	319	11	330	5	0

					$727	$140	$867	$6	$(4)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/18/2031	GBP	900	$(3)	$(2)	$(5)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		$200	3	(1)	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		900	125	(12)	113	3	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036	AUD	900	1	(4)	(3)	3	0

							$126	$(19)	$107	$7	$0

Total Swap Agreements							$884	$147	$1,031	$13	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4	$13	$17	$0	$ (3)	$ (4)	$ (7)

Cash of $1,217 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

AZD	10/2025	EUR	640		$746	$0	$(5)

BOA	11/2025		302		355	0	0

BRC	10/2025		302		354	0	(1)
	10/2025		$591	EUR	504	1	0
	11/2025	EUR	504		$592	0	(1)

CBK	10/2025		101		119	0	0

MBC	10/2025		$128	EUR	109	0	0

UAG	10/2025		150		128	1	0

Total Forward Foreign Currency Contracts						$2	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$0	$0	$0	$0	$(5)	$0	$0	$(5)	$(5)	$0	$(5)
BRC	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
UAG	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$2	$0	$0	$2	$(7)	$0	$0	$(7)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	6	0	0	7	13

	$0	$6	$0	$0	$11	$17

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$6	$0	$2	$11	$19

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	145

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)	September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$0	$3	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7

	$0	$4	$0	$7	$3	$14

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$105	$105
Swap Agreements	0	128	0	0	(27)	101

	$0	$128	$0	$0	$78	$206

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10)	$0	$(10)

	$0	$128	$0	$(10)	$78	$196

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(55)	$(55)
Swap Agreements	0	201	0	0	(3)	198

	$0	$201	$0	$0	$(58)	$143

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1)	$0	$(1)

	$0	$201	$0	$(1)	$(58)	$142

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,721	$399	$3,120
Corporate Bonds & Notes
Banking & Finance	647	12,802	0	13,449
Industrials	603	59,987	71	60,661
Utilities	0	2,493	0	2,493
U.S. Treasury Obligations	0	3,457	0	3,457
Common Stocks
Industrials	0	0	0	0
Warrants
Industrials	0	1	0	1
Short-Term Instruments
Mutual Funds	0	228	0	228

	$1,250	$81,689	$470	$83,409

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,666	$0	$0	$14,666

Total Investments	$15,916	$81,689	$470	$98,075

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$17	$0	$17
Over the counter	0	2	0	2

	$0	$19	$0	$19

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(6)	0	(7)
Over the counter	0	(7)	0	(7)

	$(1)	$(13)	$0	$(14)

Total Financial Derivative Instruments	$(1)	$6	$0	$5

Totals	$15,915	$81,695	$470	$98,080

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Sector Fund Series - I	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Project Flash
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ	$3,000	$3,000
TBD% due 04/30/2030 «~µ	3,000	3,000
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ	3,000	3,000

Total Loan Participations and Assignments (Cost $9,000)		9,000

CORPORATE BONDS & NOTES 72.6%

BANKING & FINANCE 32.2%

ABN AMRO Bank NV
6.575% due 10/13/2026 •	2,000	2,001

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	4,400	4,324
3.000% due 10/29/2028	200	193
6.100% due 01/15/2027	1,500	1,533
6.450% due 04/15/2027	3,000	3,095

AIA Group Ltd.
5.625% due 10/25/2027	200	206

Aircastle Ltd.
6.500% due 07/18/2028	800	841

Aircastle Ltd./Aircastle Ireland DAC
5.750% due 10/01/2031	350	365

Ally Financial, Inc.
5.548% due 07/31/2033 •	1,800	1,808
6.184% due 07/26/2035 •	7,655	7,900
6.646% due 01/17/2040 •	2,600	2,601
8.000% due 11/01/2031	300	342

American Express Co.
5.085% due 01/30/2031 •	1,200	1,238
5.249% (SOFRINDX + 1.000%) due 02/16/2028 ~	2,900	2,919
5.442% due 01/30/2036 •	4,500	4,682
5.645% due 04/23/2027 •	600	605

American Financial Group, Inc.
5.000% due 09/23/2035	3,000	2,941

American Tower Corp.
1.500% due 01/31/2028	3,000	2,826
2.100% due 06/15/2030	900	812
3.550% due 07/15/2027	500	495
3.600% due 01/15/2028	800	790
5.000% due 01/31/2030	2,725	2,790
5.200% due 02/15/2029	1,100	1,132
5.650% due 03/15/2033	1,797	1,898

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	2,200	2,164

Antares Holdings LP
6.350% due 10/23/2029	1,250	1,279
6.500% due 02/08/2029	3,650	3,733
7.950% due 08/11/2028	2,700	2,873

ARES Capital Corp.
5.100% due 01/15/2031	1,200	1,192
5.875% due 03/01/2029	2,000	2,058
7.000% due 01/15/2027	1,100	1,133

ARES Strategic Income Fund
4.850% due 01/15/2029	2,900	2,871
5.150% due 01/15/2031	2,300	2,273

Aviation Capital Group LLC
5.125% due 04/10/2030	4,300	4,370
5.375% due 07/15/2029	3,000	3,074
6.250% due 04/15/2028	300	313
6.750% due 10/25/2028	1,800	1,915

Avolon Holdings Funding Ltd.
4.950% due 01/15/2028	1,700	1,718
4.950% due 10/15/2032	4,100	4,052
5.375% due 05/30/2030	1,800	1,847
5.750% due 03/01/2029	750	777
6.375% due 05/04/2028	2,575	2,687

Bain Capital Specialty Finance, Inc.
5.950% due 03/15/2030	4,000	4,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		$1,400	$1,447
7.883% due 11/15/2034 •		2,000	2,328

Banco Santander SA
4.175% due 03/24/2028 •		8,600	8,589
5.294% due 08/18/2027		800	816
5.552% due 03/14/2028 •		2,200	2,240
5.565% (SOFRRATE + 1.380%) due 03/14/2028 ~		1,600	1,612

Bank of America Corp.
1.922% due 10/24/2031 •		1,800	1,599
2.592% due 04/29/2031 •		2,600	2,410
3.419% due 12/20/2028 •		2,565	2,526
3.559% due 04/23/2027 •		580	578
3.593% due 07/21/2028 •		4,200	4,162
3.824% due 01/20/2028 •		1,300	1,294
4.948% due 07/22/2028 •		1,288	1,307
5.202% due 04/25/2029 •		12,549	12,865
5.288% due 04/25/2034 •		13,100	13,558
5.468% due 01/23/2035 •		3,450	3,605

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,800	1,840
5.538% due 01/22/2030		2,200	2,292
5.790% due 07/13/2028		4,000	4,167

Barclays PLC
4.476% due 11/11/2029 •		1,500	1,503
5.785% due 02/25/2036 •		3,000	3,132
6.496% due 09/13/2027 •		1,900	1,939
7.385% due 11/02/2028 •		1,300	1,379
7.437% due 11/02/2033 •		3,000	3,443
8.500% due 06/15/2030 •(e)(f)	GBP	3,000	4,287
9.625% due 12/15/2029 •(e)(f)		$1,500	1,706

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(f)		3,100	3,269
8.125% due 01/08/2039 •(f)		900	982

BGC Group, Inc.
6.150% due 04/02/2030		5,700	5,848
6.600% due 06/10/2029		1,700	1,769
8.000% due 05/25/2028		1,718	1,835

Blackstone Private Credit Fund
6.000% due 01/29/2032		3,400	3,510

Blue Owl Credit Income Corp.
6.600% due 09/15/2029		1,200	1,251

Blue Owl Finance LLC
6.250% due 04/18/2034		185	194

BNP Paribas SA
5.283% due 11/19/2030 •		5,200	5,343
5.786% due 01/13/2033 •		1,100	1,155
5.906% due 11/19/2035 •		5,200	5,391
8.000% due 08/22/2031 •(e)(f)		1,200	1,294

BPCE SA
5.389% due 05/28/2031 •		4,000	4,106
5.876% due 01/14/2031 •		2,000	2,089
5.975% due 01/18/2027 •		500	502
6.293% due 01/14/2036 •		3,300	3,533
6.612% due 10/19/2027 •		800	818
6.915% due 01/14/2046 •		1,750	1,880

Brandywine Operating Partnership LP
3.950% due 11/15/2027		2,500	2,456

Brookfield Asset Management Ltd.
5.795% due 04/24/2035		3,500	3,669

Brown & Brown, Inc.
6.250% due 06/23/2055		1,500	1,580

CaixaBank SA
6.037% due 06/15/2035 •		200	213
6.684% due 09/13/2027 •		3,500	3,577

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(f)		1,600	1,626

Cantor Fitzgerald LP
7.200% due 12/12/2028		2,400	2,565

Capital One Financial Corp.
6.183% due 01/30/2036 •		6,100	6,330
6.377% due 06/08/2034 •		200	216
7.624% due 10/30/2031 •		1,600	1,810
7.964% due 11/02/2034 •		500	591

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Group, Inc.
5.050% due 09/19/2035		$4,500	$4,486

CI Financial Corp.
7.500% due 05/30/2029		1,150	1,226

Citadel Finance LLC
5.900% due 02/10/2030		14,080	14,290

Citadel LP
6.000% due 01/23/2030		700	728
6.375% due 01/23/2032		3,600	3,813

Citadel Securities Global Holdings LLC
6.200% due 06/18/2035		2,450	2,576

Citigroup, Inc.
3.785% due 03/17/2033 •		1,600	1,521
4.412% due 03/31/2031 •		4,900	4,893
4.503% due 09/11/2031 •		7,800	7,806
5.174% due 09/11/2036 •		4,700	4,750
5.333% due 03/27/2036 •		5,100	5,215

Citizens Financial Group, Inc.
5.253% due 03/05/2031 •		3,000	3,076
5.718% due 07/23/2032 •		8,500	8,878
5.841% due 01/23/2030 •		1,700	1,772

Corebridge Financial, Inc.
3.650% due 04/05/2027		600	595
6.375% due 09/15/2054 •		500	514

Corp. Inmobiliaria Vesta SAB de CV
5.500% due 01/30/2033		3,100	3,136

CoStar Group, Inc.
2.800% due 07/15/2030		1,400	1,282

Cousins Properties LP
5.375% due 02/15/2032		2,884	2,961

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	3,000	916

Credit Agricole SA
5.222% due 05/27/2031 •		$600	616
5.862% due 01/09/2036 •		6,900	7,258

Crown Castle, Inc.
1.050% due 07/15/2026		500	488
3.650% due 09/01/2027		800	792
4.900% due 09/01/2029		1,400	1,421
5.600% due 06/01/2029		880	915
5.800% due 03/01/2034		400	421

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(e)		5,700	5,929

Danske Bank AS
4.420% due 09/12/2031 •		1,700	1,685
5.705% due 03/01/2030 •		700	729

DaVinciRe Holdings Ltd.
5.950% due 04/15/2035		2,600	2,693

Deloitte LLP
5.590% due 01/30/2035 «(g)		2,800	2,870

Deutsche Bank AG
5.706% due 02/08/2028 •		1,100	1,120
6.720% due 01/18/2029 •		4,130	4,339
6.819% due 11/20/2029 •		1,900	2,033

Digital Realty Trust LP
5.550% due 01/15/2028		1,640	1,688

EPR Properties
3.600% due 11/15/2031		2,000	1,847
3.750% due 08/15/2029		4,400	4,237
4.500% due 06/01/2027		200	200
4.950% due 04/15/2028		1,400	1,411

Equinix Europe 2 Financing Corp. LLC
3.250% due 03/15/2031	EUR	3,700	4,333

Equinix, Inc.
1.450% due 05/15/2026		$1,900	1,868
3.000% due 07/15/2050		300	196

Essential Properties LP
2.950% due 07/15/2031		3,600	3,246

Essex Portfolio LP
5.500% due 04/01/2034		2,200	2,287

Extra Space Storage LP
5.400% due 06/15/2035		5,900	6,031
5.700% due 04/01/2028		400	413

F&G Annuities & Life, Inc.
6.250% due 10/04/2034		3,000	3,062

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	147

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/04/2029		$3,300	$3,442

F&G Global Funding
5.875% due 01/16/2030		2,100	2,184

Federation des Caisses Desjardins du Quebec
4.565% due 08/26/2030		2,400	2,414
4.930% (SOFRRATE + 0.630%) due 01/27/2027 ~		1,700	1,701

First Citizens BancShares, Inc.
5.231% due 03/12/2031 •		4,100	4,165

First Industrial LP
5.250% due 01/15/2031		1,300	1,334

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	951
3.815% due 11/02/2027		400	390
4.125% due 08/17/2027		2,005	1,973
4.271% due 01/09/2027		400	397
4.950% due 05/28/2027		534	533
5.125% due 11/05/2026		1,600	1,606
5.303% due 09/06/2029		4,225	4,216
5.800% due 03/05/2027		400	404
5.800% due 03/08/2029		800	812
5.850% due 05/17/2027		1,198	1,213
5.875% due 11/07/2029		6,000	6,106
5.918% due 03/20/2028		200	203
6.800% due 05/12/2028		585	608
6.950% due 06/10/2026		400	405
7.122% due 11/07/2033		800	856
7.200% due 06/10/2030		300	321
7.350% due 11/04/2027		1,900	1,982

FS KKR Capital Corp.
6.125% due 01/15/2031		5,200	5,154

FWD Group Holdings Ltd.
5.252% due 09/22/2030		2,700	2,711
5.836% due 09/22/2035		2,500	2,542

GA Global Funding Trust
5.900% due 01/13/2035		2,400	2,494

General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	194
5.000% due 07/15/2027		1,800	1,822
5.050% due 04/04/2028		5,000	5,082

Global Atlantic Fin Co.
6.750% due 03/15/2054		1,300	1,378

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		3,050	2,956
4.000% due 01/15/2031		1,900	1,820
5.300% due 01/15/2029		2,700	2,752
5.625% due 09/15/2034		9,150	9,269
5.750% due 06/01/2028		3,100	3,188

Goldman Sachs Bank USA
4.929% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,100	3,107
4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~		3,100	3,111

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,367
2.615% due 04/22/2032 •		3,791	3,440
3.102% due 02/24/2033 •		2,575	2,363
3.615% due 03/15/2028 •		1,300	1,290
3.691% due 06/05/2028 •		1,015	1,008
5.016% due 10/23/2035 •		2,500	2,518
5.049% due 07/23/2030 •		1,700	1,743
5.330% due 07/23/2035 •		2,400	2,472
5.536% due 01/28/2036 •		2,000	2,089
5.727% due 04/25/2030 •		2,300	2,407
7.250% due 04/10/2028	GBP	200	286

Golub Capital Private Credit Fund
0.000% due 08/15/2028		$3,000	3,016

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034		4,600	4,651

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,036

HAT Holdings I LLC/HAT Holdings II LLC
8.000% due 06/15/2027		945	984

Highwoods Realty LP
3.050% due 02/15/2030		200	185
7.650% due 02/01/2034		700	795

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034		$2,000	$1,957

Host Hotels & Resorts LP
3.500% due 09/15/2030		1,500	1,409
4.500% due 02/01/2026		100	100
5.700% due 06/15/2032		3,900	4,020
5.700% due 07/01/2034		1,950	1,999

HPS Corporate Lending Fund
4.900% due 09/11/2028		1,100	1,095
5.300% due 06/05/2027		3,400	3,420
5.450% due 01/14/2028		1,800	1,817
5.450% due 11/15/2030		3,700	3,699
6.750% due 01/30/2029		1,500	1,565

HSBC Holdings PLC
2.206% due 08/17/2029 •		1,980	1,869
4.041% due 03/13/2028 •		375	374
5.130% due 11/19/2028 •		2,000	2,037
5.130% due 03/03/2031 •		500	512
5.286% due 11/19/2030 •		4,300	4,437
5.838% (SOFRRATE + 1.570%) due 05/13/2031 ~		4,500	4,591
7.390% due 11/03/2028 •		6,000	6,373

ING Bank Australia Ltd.
4.837% due 03/22/2027	AUD	1,100	736

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$1,300	1,482

Invitation Homes Operating Partnership LP
4.950% due 01/15/2033		5,400	5,429
5.500% due 08/15/2033		2,700	2,808

Israel Discount Bank Ltd.
5.375% due 01/26/2028		1,600	1,614

JAB Holdings BV
4.375% due 04/25/2034	EUR	1,100	1,342

Jackson National Life Global Funding
4.900% due 01/13/2027		$600	605

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		1,300	1,315

John Deere Capital Corp.
4.711% (SOFRRATE + 0.500%) due 03/06/2028 ~		1,100	1,102
5.100% due 04/11/2034		1,700	1,760

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		800	776
2.739% due 10/15/2030 •		4,600	4,345
3.509% due 01/23/2029 •		2,300	2,270
3.540% due 05/01/2028 •		1,592	1,579
3.782% due 02/01/2028 •		2,000	1,992
4.005% due 04/23/2029 •		1,400	1,397
4.203% due 07/23/2029 •		918	920
4.323% due 04/26/2028 •		3,970	3,981
4.603% due 10/22/2030 •		3,000	3,036
4.851% due 07/25/2028 •		4,000	4,054
4.979% due 07/22/2028 •		1,000	1,015
5.040% due 01/23/2028 •		3,687	3,729
5.140% due 01/24/2031 •		1,800	1,859
5.236% (SOFRRATE + 0.930%) due 07/22/2028 ~		2,000	2,014
5.294% due 07/22/2035 •		600	620
5.299% due 07/24/2029 •		1,200	1,237
5.350% due 06/01/2034 •		4,100	4,273
5.571% due 04/22/2028 •		2,300	2,351
5.581% due 04/22/2030 •		3,300	3,448
5.766% due 04/22/2035 •		3,140	3,347
6.087% due 10/23/2029 •		7,400	7,811
6.254% due 10/23/2034 •		3,600	3,968

Kilroy Realty LP
2.500% due 11/15/2032		1,400	1,165
2.650% due 11/15/2033		5,550	4,546
4.250% due 08/15/2029		200	196
6.250% due 01/15/2036		2,900	3,002

KKR & Co., Inc.
5.100% due 08/07/2035		1,000	1,002

Lazard Group LLC
4.375% due 03/11/2029		450	449
6.000% due 03/15/2031		1,400	1,480

Lloyds Banking Group PLC
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~		5,000	5,029

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.871% due 03/06/2029 •	$1,620	$1,681
6.068% due 06/13/2036 •	3,000	3,151

LPL Holdings, Inc.
5.650% due 03/15/2035	1,600	1,632

Main Street Capital Corp.
5.400% due 08/15/2028	3,300	3,314

Marex Group PLC
5.829% due 05/08/2028	3,601	3,654
6.404% due 11/04/2029	3,132	3,231

MassMutual Global Funding II
5.050% due 08/26/2035	3,000	3,036

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	200	203

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •	1,800	1,808
5.197% due 01/16/2031 •	1,600	1,650
5.426% due 04/17/2035 •	2,000	2,082
5.574% due 01/16/2036 •	7,400	7,774
5.615% due 04/24/2036 •	6,000	6,299

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •	2,500	2,530
5.382% due 07/10/2030 •	1,100	1,139
5.739% due 05/27/2031 •	300	317

Morgan Stanley
2.475% due 01/21/2028 •	900	881
3.772% due 01/24/2029 •	300	297
4.210% due 04/20/2028 •	535	536
4.654% due 10/18/2030 •	4,100	4,146
5.042% due 07/19/2030 •	1,950	1,999
5.123% due 02/01/2029 •	2,400	2,452
5.250% due 04/21/2034 •	2,300	2,373
5.320% due 07/19/2035 •	4,900	5,058
5.424% due 07/21/2034 •(i)	5,600	5,837
5.449% due 07/20/2029 •	5,600	5,787
5.516% due 11/19/2055 •	3,400	3,439
5.652% due 04/13/2028 •	600	614
6.407% due 11/01/2029 •	1,000	1,063

Morgan Stanley Bank NA
4.952% due 01/14/2028 •	1,900	1,919
4.968% due 07/14/2028 •	1,850	1,878
5.016% due 01/12/2029 •	4,800	4,887
5.398% (SOFRRATE + 1.080%) due 01/14/2028 ~	1,600	1,609
5.504% due 05/26/2028 •	1,200	1,227

Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •	5,450	5,482
4.734% due 07/18/2031 •	2,600	2,640

MSD Investment Corp.
6.250% due 05/31/2030	3,300	3,345

Mutual of Omaha Cos Global Funding
5.350% due 04/09/2027	1,900	1,933

National Health Investors, Inc.
5.350% due 02/01/2033	1,700	1,687

National Securities Clearing Corp.
4.700% due 05/20/2030	700	716

Nationwide Building Society
5.537% due 07/14/2036 •	1,400	1,440
6.557% due 10/18/2027 •	2,100	2,148

NatWest Group PLC
3.073% due 05/22/2028 •	2,400	2,358
4.892% due 05/18/2029 •	2,613	2,655
5.516% due 09/30/2028 •	2,300	2,358
7.472% due 11/10/2026 •	500	502

Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027	2,800	2,799
6.226% (SOFRINDX + 2.050%) due 09/13/2027 ~	1,800	1,797
6.950% due 09/15/2026	1,500	1,521

NLG Global Funding
5.400% due 01/23/2030	2,000	2,073

Nomura Holdings, Inc.
2.329% due 01/22/2027	600	585

Nordea Bank Abp
6.300% due 09/25/2031 •(e)(f)(i)	1,300	1,316

Norinchukin Bank
5.094% due 10/16/2029	2,200	2,252

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.359% due 09/09/2035		$6,800	$6,915

Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/2030		800	826

Nuveen LLC
5.550% due 01/15/2030		2,000	2,086

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030		2,600	2,613

Pacific Life Global Funding II
4.500% due 08/28/2029		4,500	4,543

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		1,200	904

Paychex, Inc.
5.350% due 04/15/2032		1,100	1,142
5.600% due 04/15/2035		1,000	1,047

Piedmont Operating Partnership LP
9.250% due 07/20/2028		600	666

PNC Financial Services Group, Inc.
5.373% due 07/21/2036 •		5,600	5,765
5.575% due 01/29/2036 •		2,000	2,088
6.615% due 10/20/2027 •		1,400	1,434

Popular, Inc.
7.250% due 03/13/2028		400	418

Prologis LP
4.200% due 02/15/2033	CAD	2,400	1,764

Protective Life Global Funding
5.432% due 01/14/2032		$3,100	3,230

Realty Income Corp.
5.000% due 10/15/2029	GBP	1,400	1,898

RGA Global Funding
5.250% due 01/09/2030		$900	931
5.500% due 01/11/2031		2,000	2,089

Royal Bank of Canada
4.970% due 05/02/2031 •		2,000	2,049

Sabra Health Care LP
3.200% due 12/01/2031		4,000	3,635

Safehold GL Holdings LLC
5.650% due 01/15/2035		4,800	4,916

Sammons Financial Group, Inc.
6.875% due 04/15/2034		2,500	2,755

Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		1,600	1,653

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,100	1,075
5.136% due 09/22/2036 •		5,000	4,956
6.833% due 11/21/2026 •		600	602

SBL Holdings, Inc.
5.900% due 09/26/2028		3,300	3,315
7.200% due 10/30/2034		3,900	3,913

Selective Insurance Group, Inc.
5.900% due 04/15/2035		600	624

Sixth Street Lending Partners
5.750% due 01/15/2030		4,500	4,576
6.500% due 03/11/2029		3,000	3,120

SMBC Aviation Capital Finance DAC
5.300% due 04/03/2029		1,100	1,130
5.700% due 07/25/2033		1,300	1,360

Standard Chartered PLC
6.750% due 02/08/2028 •		4,200	4,329

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030		4,900	4,913

Store Capital LLC
5.400% due 04/30/2030		2,000	2,038

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		3,000	2,870
5.240% due 04/15/2030		300	311

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,100	1,108
4.500% due 03/13/2028		2,000	2,019
4.500% due 09/10/2029		2,900	2,930
4.850% due 09/10/2034		200	201
5.050% due 03/13/2035		4,000	4,055
5.200% due 03/07/2027		700	711

Sumitomo Mitsui Trust Group, Inc.
5.416% due 09/11/2036 •		1,900	1,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SURA Asset Management SA
6.350% due 05/13/2032	$850	$914

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •	1,200	1,246

Synchrony Bank
5.625% due 08/23/2027	2,550	2,605

Synchrony Financial
3.950% due 12/01/2027	2,300	2,274

Toronto-Dominion Bank
4.701% due 06/05/2027	300	302

Toyota Motor Credit Corp.
3.050% due 01/11/2028	960	941
4.806% (SOFRRATE + 0.650%) due 03/19/2027 ~	400	401

Trust Fibra Uno
7.375% due 02/13/2034	1,500	1,618
8.250% due 01/23/2037	3,400	3,834

U.S. Bancorp
6.787% due 10/26/2027 •	1,150	1,181

UBS AG
1.250% due 08/07/2026	400	391
4.864% due 01/10/2028 •	1,400	1,412

UBS Group AG
1.305% due 02/02/2027 •	2,300	2,277
3.869% due 01/12/2029 •	800	793
4.151% due 12/23/2029 •	900	898
4.398% due 09/23/2031 •	3,000	2,990
4.703% due 08/05/2027 •	400	401
5.010% due 03/23/2037 •	5,900	5,874
5.617% due 09/13/2030 •	2,900	3,030
6.850% due 09/10/2029 •(e)(f)	3,500	3,622
7.000% due 02/10/2030 •(e)(f)	3,000	3,083

USAA Capital Corp.
4.375% due 06/01/2028	2,500	2,525

VB DPR Finance Co.
6.833% due 03/15/2035 «(g)	6,300	6,499

VICI Properties LP
4.750% due 02/15/2028	800	807
5.125% due 11/15/2031	1,400	1,421
5.125% due 05/15/2032	2,600	2,627
5.625% due 04/01/2035	4,900	5,021
5.625% due 05/15/2052	2,100	2,005
5.750% due 04/01/2034	2,000	2,079

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029	2,985	2,916

Vornado Realty LP
2.150% due 06/01/2026	100	98

Wells Fargo & Co.
2.393% due 06/02/2028 •	9,018	8,768
2.879% due 10/30/2030 •	2,500	2,368
3.196% due 06/17/2027 •	2,250	2,234
3.526% due 03/24/2028 •	305	302
4.808% due 07/25/2028 •	1,500	1,518
5.211% due 12/03/2035 •	3,000	3,066
5.376% (SOFRRATE + 1.070%) due 04/22/2028 ~	300	302
5.499% due 01/23/2035 •	900	939
5.557% due 07/25/2034 •	5,700	5,989
5.574% due 07/25/2029 •	4,400	4,561
5.707% due 04/22/2028 •	3,900	3,992
6.303% due 10/23/2029 •	2,450	2,595
6.491% due 10/23/2034 •	1,100	1,223

Wells Fargo Bank NA
5.036% (SOFRRATE + 0.710%) due 01/15/2026 ~	2,000	2,002
5.254% due 12/11/2026	1,900	1,928

Welltower OP LLC
5.125% due 07/01/2035	2,200	2,242

Weyerhaeuser Co.
4.000% due 04/15/2030	900	888

		989,637

INDUSTRIALS 31.6%

AbbVie, Inc.
3.200% due 11/21/2029	1,500	1,448

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 03/15/2029		$2,600	$2,659
4.875% due 03/15/2030		1,000	1,030

AEP Transmission Co. LLC
5.150% due 04/01/2034		3,200	3,270

Air Canada Pass-Through Trust
5.250% due 10/01/2030		755	773

Aker BP ASA
5.125% due 10/01/2034		3,100	3,049

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		304	305

Alibaba Group Holding Ltd.
2.700% due 02/09/2041		600	447
5.625% due 11/26/2054		3,000	3,139

Alimentation Couche-Tard, Inc.
5.267% due 02/12/2034		2,600	2,662

Altria Group, Inc.
4.500% due 08/06/2030		1,400	1,406
4.875% due 02/04/2028		700	712
5.625% due 02/06/2035		2,600	2,701

Amcor Flexibles North America, Inc.
5.100% due 03/17/2030		2,000	2,046

American Airlines Pass-Through Trust
3.200% due 12/15/2029		425	412
3.575% due 07/15/2029		776	761
3.600% due 03/22/2029		165	162

American Medical Systems Europe BV
3.500% due 03/08/2032	EUR	1,100	1,319

Amgen, Inc.
2.450% due 02/21/2030		$6,100	5,652
4.200% due 03/01/2033		3,000	2,919
5.150% due 03/02/2028		400	409
5.750% due 03/02/2063		1,500	1,498

Amrize Finance U.S. LLC
4.700% due 04/07/2028		4,400	4,453
4.950% due 04/07/2030		2,000	2,045
5.400% due 04/07/2035		1,000	1,031

Anglo American Capital PLC
5.750% due 04/05/2034		5,400	5,670

AP Moller - Maersk AS
5.875% due 09/14/2033		1,000	1,062

APA Corp.
6.100% due 02/15/2035		2,700	2,761
6.750% due 02/15/2055		2,000	2,018

AppLovin Corp.
5.125% due 12/01/2029		2,600	2,660
5.375% due 12/01/2031		900	931

Aptiv Swiss Holdings Ltd.
4.150% due 05/01/2052		500	378
5.150% due 09/13/2034		2,000	1,990

Arcos Dorados BV
6.375% due 01/29/2032		3,100	3,274

AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		4,000	4,004

Ashtead Capital, Inc.
5.800% due 04/15/2034		7,500	7,864

AstraZeneca PLC
6.450% due 09/15/2037		700	798

Atlassian Corp.
5.250% due 05/15/2029		2,400	2,468

Aurizon Network Pty. Ltd.
3.125% due 06/01/2026	EUR	700	827

AutoZone, Inc.
5.050% due 07/15/2026		$500	504
5.125% due 06/15/2030		3,000	3,098
6.250% due 11/01/2028		1,600	1,697

Bacardi Ltd./Bacardi-Martini BV
5.250% due 01/15/2029		2,000	2,042
5.400% due 06/15/2033		200	202

Bacardi-Martini BV
6.000% due 02/01/2035		4,000	4,164

BAE Systems PLC
5.125% due 03/26/2029		3,470	3,575

BAT Capital Corp.
5.625% due 08/15/2035		2,100	2,183
6.343% due 08/02/2030		1,100	1,188

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	149

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance II LLC
4.250% due 12/15/2025	$1,600	$1,599

Bayer U.S. Finance LLC
6.500% due 11/21/2033	1,300	1,403

Becton Dickinson & Co.
1.957% due 02/11/2031	1,300	1,147
4.874% due 02/08/2029	801	817

Beignet
6.850% due 06/01/2049 «(b)	32,100	32,100

BMW U.S. Capital LLC
4.750% due 03/21/2028	3,500	3,552

Boeing Co.
2.196% due 02/04/2026	1,500	1,489
2.250% due 06/15/2026	300	296
2.700% due 02/01/2027	1,200	1,176
2.800% due 03/01/2027	800	784
2.950% due 02/01/2030	600	565
3.200% due 03/01/2029	1,400	1,351
3.250% due 02/01/2028	100	98
3.950% due 08/01/2059	1,900	1,367
5.040% due 05/01/2027	1,013	1,024
5.150% due 05/01/2030	1,200	1,232
5.705% due 05/01/2040	3,800	3,880
5.930% due 05/01/2060	500	500
6.298% due 05/01/2029	3,000	3,185
6.388% due 05/01/2031	2,500	2,724
7.008% due 05/01/2064	998	1,156

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	2,500	2,453

British Airways Pass-Through Trust
4.250% due 05/15/2034	566	553

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500% due 01/15/2028	1,400	1,384

Broadcom, Inc.
1.950% due 02/15/2028	300	286
2.600% due 02/15/2033	2,000	1,756
3.187% due 11/15/2036	2,000	1,708
4.150% due 04/15/2032	500	491
4.350% due 02/15/2030	3,100	3,116
4.926% due 05/15/2037	1,600	1,596
5.050% due 07/12/2029	930	958
5.050% due 04/15/2030	3,200	3,311

Cameron LNG LLC
2.902% due 07/15/2031	2,000	1,828

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	4,200	4,295
6.450% due 06/30/2033	1,000	1,084

Canadian Pacific Railway Co.
4.800% due 03/30/2030	1,500	1,537
6.125% due 09/15/2115	500	516

Carnival Corp.
4.000% due 08/01/2028	2,200	2,170

CDW LLC/CDW Finance Corp.
3.250% due 02/15/2029	1,100	1,054
3.276% due 12/01/2028	2,300	2,223
3.569% due 12/01/2031	700	654
5.550% due 08/22/2034	500	513

Centene Corp.
2.450% due 07/15/2028	5,790	5,385
2.500% due 03/01/2031	2,200	1,896
3.000% due 10/15/2030	1,700	1,520
3.375% due 02/15/2030	1,200	1,105
4.625% due 12/15/2029	1,000	970

CGI, Inc.
1.450% due 09/14/2026	900	878
4.950% due 03/14/2030	5,900	6,008

Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% due 04/01/2061	1,400	873
3.950% due 06/30/2062	1,300	823
4.400% due 12/01/2061	6,000	4,160
5.500% due 04/01/2063	1,300	1,090
5.850% due 12/01/2035	5,900	5,959
6.100% due 06/01/2029	1,000	1,050
6.550% due 06/01/2034	500	533
6.650% due 02/01/2034	3,000	3,207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		$1,100	$1,069

Cheniere Energy Partners LP
3.250% due 01/31/2032		1,200	1,094
5.550% due 10/30/2035		5,800	5,929
5.950% due 06/30/2033		200	212

Cheniere Energy, Inc.
4.625% due 10/15/2028		1,200	1,197

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.750% due 05/15/2030		6,500	6,615

Choice Hotels International, Inc.
3.700% due 12/01/2029		850	812

Cigna Group
4.375% due 10/15/2028		2,000	2,011
4.500% due 09/15/2030		1,500	1,505
5.250% due 01/15/2036		5,000	5,066

CIMIC Finance USA Pty. Ltd.
7.000% due 03/25/2034		2,000	2,181

CommonSpirit Health
6.073% due 11/01/2027		100	104

Concentrix Corp.
6.650% due 08/02/2026		500	508

Constellation Brands, Inc.
2.250% due 08/01/2031		1,200	1,058
4.800% due 05/01/2030		1,600	1,623

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(g)		3,532	3,645

Coterra Energy, Inc.
5.400% due 02/15/2035		2,500	2,523
5.600% due 03/15/2034		700	720

Cox Communications, Inc.
5.450% due 09/01/2034		3,600	3,589
5.700% due 06/15/2033		200	204
5.800% due 12/15/2053		2,600	2,368

CRH SMW Finance DAC
5.125% due 01/09/2030		1,000	1,030

CSL Finance PLC
4.950% due 04/27/2062		200	179

CVS Health Corp.
5.125% due 02/21/2030		5,000	5,127
5.450% due 09/15/2035		5,000	5,090
5.700% due 06/01/2034		2,200	2,297
5.875% due 06/01/2053		600	590
6.000% due 06/01/2044		2,300	2,335
6.000% due 06/01/2063		1,700	1,676

Czechoslovak Group AS
5.250% due 01/10/2031	EUR	2,000	2,442

Daimler Truck Finance North America LLC
5.000% due 10/12/2032		$3,000	3,016
5.400% due 09/20/2028		1,700	1,755

Darden Restaurants, Inc.
4.550% due 10/15/2029		3,700	3,721

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		280	269

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028		1,000	1,006

Denso Corp.
4.282% due 09/17/2030		6,200	6,196

Devon Energy Corp.
5.200% due 09/15/2034		4,700	4,682
5.750% due 09/15/2054		1,300	1,207

Diamondback Energy, Inc.
5.400% due 04/18/2034		1,100	1,123
5.550% due 04/01/2035		5,600	5,752
5.900% due 04/18/2064		3,000	2,891

DT Midstream, Inc.
5.800% due 12/15/2034		2,700	2,786

Dyno Nobel Ltd.
4.300% due 03/18/2026	AUD	2,400	1,588

Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054		$1,100	1,085
5.800% due 01/15/2035		3,000	3,158
6.200% due 01/15/2055		1,700	1,785

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ecolab, Inc.
5.000% due 09/01/2035		$2,900	$2,959

Ecopetrol SA
8.375% due 01/19/2036		1,100	1,137
8.875% due 01/13/2033		500	542

Elevance Health, Inc.
5.150% due 06/15/2029		1,000	1,030
5.200% due 02/15/2035		1,800	1,835
5.950% due 12/15/2034		600	642

Embraer Netherlands Finance BV
5.980% due 02/11/2035		6,300	6,687

EMD Finance LLC
4.375% due 10/15/2030		5,950	5,952

Enbridge, Inc.
5.625% due 04/05/2034		6,500	6,788
5.900% due 11/15/2026		1,000	1,018
7.375% due 03/15/2055 •		2,400	2,548
7.625% due 01/15/2083 •		100	109
8.250% due 01/15/2084 •		600	647

Energy Transfer LP
3.900% due 07/15/2026		1,100	1,098
4.400% due 03/15/2027		1,200	1,205
4.750% due 01/15/2026		200	200
5.350% due 05/15/2045		1,000	918
5.400% due 10/01/2047		200	183
5.500% due 06/01/2027		1,400	1,425
5.550% due 05/15/2034		2,900	2,977
5.700% due 04/01/2035		6,500	6,715
5.950% due 05/15/2054		1,000	969
6.000% due 06/15/2048		375	370
6.050% due 12/01/2026		800	815
7.500% due 07/01/2038		4,000	4,659

Eni SpA
5.500% due 05/15/2034		3,500	3,602
5.750% due 05/19/2035		1,800	1,876
5.950% due 05/15/2054		4,000	4,001

Entergy Louisiana LLC
4.000% due 03/15/2033		1,200	1,153
5.800% due 03/15/2055		1,700	1,743

Enterprise Products Operating LLC
4.950% due 02/15/2035		2,700	2,724

Essential Utilities, Inc.
5.250% due 08/15/2035		3,900	3,922

Expand Energy Corp.
4.750% due 02/01/2032		3,000	2,950
5.700% due 01/15/2035		1,300	1,337

Ferguson Enterprises, Inc.
5.000% due 10/03/2034		1,300	1,310

Fiserv, Inc.
4.550% due 02/15/2031		2,400	2,410

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,300	2,117

Flex Ltd.
5.250% due 01/15/2032		2,300	2,359

Florida Gas Transmission Co. LLC
5.750% due 07/15/2035		3,800	3,943

Flutter Treasury DAC
5.000% due 04/29/2029	EUR	1,000	1,213
6.375% due 04/29/2029		$300	310

Foundry JV Holdco LLC
5.900% due 01/25/2030		500	528

Fox Corp.
4.709% due 01/25/2029		2,000	2,026

Freeport-McMoRan, Inc.
5.450% due 03/15/2043		200	193

Glencore Funding LLC
5.338% due 04/04/2027		3,200	3,251
5.400% due 05/08/2028		500	514

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,500	1,577

Grupo Nutresa SA
8.000% due 05/12/2030		7,550	8,095

Gulfstream Natural Gas System LLC
5.600% due 07/23/2035		4,900	5,023

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$2,250	$2,228
3.375% due 03/24/2029		1,300	1,266

Harbour Energy PLC
6.327% due 04/01/2035		5,000	5,137

Hasbro, Inc.
6.050% due 05/14/2034		2,000	2,093

HCA, Inc.
4.375% due 03/15/2042		700	599
5.200% due 06/01/2028		2,000	2,049
5.250% due 03/01/2030		1,000	1,033
5.250% due 06/15/2049		400	367
5.450% due 09/15/2034		8,200	8,414
5.500% due 03/01/2032		1,200	1,251
5.625% due 09/01/2028		1,221	1,260
5.750% due 03/01/2035		2,100	2,196

Hewlett Packard Enterprise Co.
4.050% due 09/15/2027		1,100	1,098

Hexcel Corp.
5.875% due 02/26/2035		600	628

HF Sinclair Corp.
5.500% due 09/01/2032		1,300	1,322
5.750% due 01/15/2031		1,100	1,139

Honeywell International, Inc.
3.750% due 03/01/2036	EUR	300	353

Humana, Inc.
5.375% due 04/15/2031		$1,400	1,440

Huntington Ingalls Industries, Inc.
5.353% due 01/15/2030		2,100	2,166

Hyatt Hotels Corp.
5.050% due 03/30/2028		2,800	2,846
5.250% due 06/30/2029		1,900	1,949
5.750% due 03/30/2032		3,200	3,339

Hyundai Capital America
4.850% due 03/25/2027		3,000	3,024
5.143% (SOFRRATE + 0.990%) due 03/25/2027 ~		2,600	2,611
5.150% due 03/27/2030		2,300	2,349
5.196% (SOFRRATE + 1.040%) due 03/19/2027 ~		4,400	4,416
5.500% due 03/30/2026		400	402
5.680% due 06/26/2028		300	310

Icon Investments Six DAC
5.809% due 05/08/2027		300	306

Illumina, Inc.
4.650% due 09/09/2026		1,600	1,608
5.800% due 12/12/2025		200	200

Imperial Brands Finance PLC
3.500% due 07/26/2026		540	536
6.125% due 07/27/2027		200	206

Intel Corp.
5.200% due 02/10/2033 (i)		1,500	1,534

Japan Tobacco, Inc.
5.250% due 06/15/2030		1,900	1,968
5.850% due 06/15/2035		3,300	3,516

JDE Peet’s NV
1.375% due 01/15/2027		2,100	2,021
2.250% due 09/24/2031		4,700	4,077

JetBlue Pass-Through Trust
2.750% due 11/15/2033		644	571
4.000% due 05/15/2034		141	133

JT International Financial Services BV
3.875% due 09/28/2028		2,600	2,577

Kinder Morgan, Inc.
5.000% due 02/01/2029		1,900	1,943
5.150% due 06/01/2030		1,300	1,341
5.400% due 02/01/2034		1,900	1,960
5.550% due 06/01/2045		2,600	2,527
5.850% due 06/01/2035		1,400	1,475

Kraft Heinz Foods Co.
3.500% due 03/15/2029	EUR	1,700	2,032
5.200% due 03/15/2032		$1,900	1,948
5.400% due 03/15/2035		1,700	1,738
6.875% due 01/26/2039		200	223

L3Harris Technologies, Inc.
5.050% due 06/01/2029		2,000	2,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas Sands Corp.
5.625% due 06/15/2028		$1,000	$1,023
6.000% due 08/15/2029		2,400	2,501
6.000% due 06/14/2030		6,400	6,668
6.200% due 08/15/2034		5,600	5,863

Leland Stanford Junior University
4.679% due 03/01/2035		5,500	5,531

Lenovo Group Ltd.
5.831% due 01/27/2028		400	414

LG Energy Solution Ltd.
5.250% due 04/02/2028		1,600	1,631

LKQ Corp.
5.750% due 06/15/2028		1,000	1,034

LYB International Finance III LLC
6.150% due 05/15/2035		4,500	4,692

Marathon Petroleum Corp.
5.700% due 03/01/2035		2,800	2,892

Marriott International, Inc.
2.850% due 04/15/2031		300	276
4.000% due 04/15/2028		500	498
4.200% due 07/15/2027		2,600	2,609
4.500% due 10/15/2031		3,400	3,386
4.625% due 06/15/2030		500	505
4.800% due 03/15/2030		1,500	1,528
5.250% due 10/15/2035		3,100	3,129
5.350% due 03/15/2035		5,400	5,525
5.450% due 09/15/2026		600	608
5.550% due 10/15/2028		300	312

Mars, Inc.
4.800% due 03/01/2030		3,500	3,567
5.200% due 03/01/2035		8,100	8,283

Marvell Technology, Inc.
1.650% due 04/15/2026		100	99
2.450% due 04/15/2028		1,100	1,054
2.950% due 04/15/2031		1,050	970
4.750% due 07/15/2030		800	811
5.450% due 07/15/2035		3,000	3,094

McDonald’s Corp.
6.300% due 10/15/2037		700	781

Mercedes-Benz Finance North America LLC
4.750% due 08/01/2027		1,100	1,113
4.800% due 08/01/2029		1,500	1,529
4.900% due 11/15/2027		4,200	4,268

Micron Technology, Inc.
5.300% due 01/15/2031		1,200	1,242
5.327% due 02/06/2029		1,000	1,031
5.650% due 11/01/2032		2,200	2,310
5.800% due 01/15/2035		3,800	4,000
6.050% due 11/01/2035		2,800	2,993
6.750% due 11/01/2029		1,100	1,196

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	3,400	2,563

Motorola Solutions, Inc.
4.600% due 05/23/2029		$200	202
5.400% due 04/15/2034		400	415

MPLX LP
4.000% due 03/15/2028		315	314
4.500% due 04/15/2038		800	724
4.950% due 09/01/2032		200	201
5.400% due 04/01/2035		2,100	2,118
5.400% due 09/15/2035		4,000	4,011
5.500% due 06/01/2034		3,000	3,059

MSCI, Inc.
3.625% due 09/01/2030		2,000	1,910

National Football League
5.480% due 10/05/2028 «(g)		4,000	4,106

National Fuel Gas Co.
5.950% due 03/15/2035		2,400	2,505

NetApp, Inc.
5.700% due 03/17/2035		4,200	4,393

Novartis Capital Corp.
3.700% due 09/21/2042		500	419

NTT Finance Corp.
3.678% due 07/16/2033	EUR	1,300	1,551
4.091% due 07/16/2037		1,100	1,328
5.104% due 07/02/2027		$300	305

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.643% (SOFRRATE + 1.310%) due 07/16/2030 ~	$1,300	$1,325

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.650% due 02/15/2032	2,700	2,404
4.300% due 06/18/2029	300	300

Occidental Petroleum Corp.
5.200% due 08/01/2029	900	914
5.550% due 10/01/2034 (i)	7,300	7,411
6.050% due 10/01/2054	1,000	977
6.200% due 03/15/2040	2,800	2,848
6.625% due 09/01/2030	6,000	6,433
7.500% due 05/01/2031	500	562
8.500% due 07/15/2027	300	315
8.875% due 07/15/2030	2,400	2,775

Open Text Corp.
6.900% due 12/01/2027	200	208

Oracle Corp.
1.650% due 03/25/2026	200	198
4.200% due 09/27/2029	8,995	8,978
4.700% due 09/27/2034	2,000	1,954
5.200% due 09/26/2035	5,000	5,029
5.500% due 09/27/2064	1,650	1,512
6.100% due 09/26/2065	1,200	1,199

ORLEN SA
6.000% due 01/30/2035	4,000	4,186

Ovintiv, Inc.
6.250% due 07/15/2033	4,400	4,643

Paramount Global
2.900% due 01/15/2027	600	588
3.375% due 02/15/2028	300	292
3.700% due 06/01/2028	1,275	1,248
4.950% due 01/15/2031	800	791
6.875% due 04/30/2036	800	849
7.875% due 07/30/2030	200	223

Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 01/12/2027	1,500	1,519

Petroleos Mexicanos
6.700% due 02/16/2032	400	397

Philip Morris International, Inc.
1.750% due 11/01/2030	700	620
4.375% due 04/30/2030	1,100	1,105
5.250% due 09/07/2028	1,800	1,859
5.250% due 02/13/2034	6,000	6,198

Plains All American Pipeline LP
5.950% due 06/15/2035	2,600	2,715

POSCO
4.875% due 01/23/2027	500	504

Providence St. Joseph Health Obligated Group
2.532% due 10/01/2029	300	281

Quanta Services, Inc.
4.300% due 08/09/2028	4,100	4,121

Repsol E&P Capital Markets U.S. LLC
5.204% due 09/16/2030	4,400	4,434

Rio Tinto Finance USA PLC
4.875% due 03/14/2030	1,000	1,025

Rolls-Royce PLC
5.750% due 10/15/2027	1,000	1,028

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036 (b)	7,800	7,848

Royalty Pharma PLC
5.150% due 09/02/2029	400	411
5.200% due 09/25/2035	4,800	4,798

RTX Corp.
5.750% due 01/15/2029	2,200	2,308
6.100% due 03/15/2034	2,000	2,191

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,000	1,998
4.500% due 05/15/2030	800	803

Santos Finance Ltd.
3.649% due 04/29/2031	3,048	2,847
6.875% due 09/19/2033	4,200	4,624

SK Hynix, Inc.
6.375% due 01/17/2028	400	418

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,200	2,164

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	151

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Snam SpA
5.000% due 05/28/2030		$1,600	$1,624
5.750% due 05/28/2035		6,900	7,161

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		1,600	1,619
5.584% due 10/01/2034		1,300	1,308

Southern Co.
3.750% due 09/15/2051 •		2,200	2,173

Spectra Energy Partners LP
3.375% due 10/15/2026		400	397

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		420	392
4.100% due 10/01/2029		196	187

Stryker Corp.
1.950% due 06/15/2030		1,100	994
4.100% due 04/01/2043		500	428
4.850% due 12/08/2028		500	512

Sutter Health
5.164% due 08/15/2033		200	206

Synopsys, Inc.
4.650% due 04/01/2028		1,400	1,416
4.850% due 04/01/2030		2,900	2,955
5.150% due 04/01/2035		1,200	1,221

Sysco Corp.
5.400% due 03/23/2035		4,400	4,553

T-Mobile USA, Inc.
2.400% due 03/15/2029		700	659
2.550% due 02/15/2031		3,000	2,727
2.875% due 02/15/2031		500	461
3.600% due 11/15/2060		1,000	680
3.750% due 04/15/2027		600	597
3.875% due 04/15/2030		3,000	2,943
4.200% due 10/01/2029		5,661	5,655
4.850% due 01/15/2029		2,103	2,146
5.125% due 05/15/2032		1,100	1,132
5.750% due 01/15/2034		4,500	4,770

Take-Two Interactive Software, Inc.
5.400% due 06/12/2029		1,000	1,036
5.600% due 06/12/2034		1,500	1,567

Tapestry, Inc.
5.500% due 03/11/2035		10,100	10,323

Targa Resources Corp.
4.200% due 02/01/2033		600	570
6.150% due 03/01/2029		1,100	1,159

TD SYNNEX Corp.
2.375% due 08/09/2028		1,000	949
6.100% due 04/12/2034		4,000	4,255

Telefonica Emisiones SA
4.103% due 03/08/2027		800	799

Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		600	708

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	169	255

Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	1,650	1,338
4.375% due 01/18/2033		600	497

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		$3,900	4,577

Time Warner Cable LLC
5.500% due 09/01/2041		6,028	5,527

TransCanada PipeLines Ltd.
4.625% due 03/01/2034		600	585

Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026		100	100

Trustees of Princeton University
4.647% due 07/01/2030		1,600	1,635

TSMC Arizona Corp.
1.750% due 10/25/2026		300	293

Tyson Foods, Inc.
5.700% due 03/15/2034		1,400	1,476

Uber Technologies, Inc.
4.150% due 01/15/2031		1,000	991
4.300% due 01/15/2030		2,412	2,421
4.800% due 09/15/2034		2,800	2,807
5.350% due 09/15/2054		1,000	971

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UCB SA
4.250% due 03/20/2030	EUR	1,100	$1,336

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$681	626
3.500% due 09/01/2031		586	563
5.450% due 08/15/2038		9,269	9,567
5.875% due 04/15/2029		922	948

United Airlines, Inc.
4.375% due 04/15/2026		200	200

UnitedHealth Group, Inc.
4.400% due 06/15/2028		1,100	1,111
4.500% due 04/15/2033		1,500	1,485
4.950% due 05/15/2062		400	352
5.150% due 07/15/2034		3,600	3,696
5.200% due 04/15/2063		700	641

UPMC
5.035% due 05/15/2033		200	204

Vale Overseas Ltd.
6.125% due 06/12/2033		1,700	1,816

Var Energi ASA
5.875% due 05/22/2030		1,000	1,041
7.500% due 01/15/2028		2,500	2,656
8.000% due 11/15/2032		3,326	3,865

Veralto Corp.
5.500% due 09/18/2026		3,250	3,290

VeriSign, Inc.
2.700% due 06/15/2031		300	271

VF Corp.
0.625% due 02/25/2032	EUR	1,100	978

Viper Energy Partners LLC
5.700% due 08/01/2035		$2,100	2,136

VMware LLC
2.200% due 08/15/2031		2,250	1,985
4.700% due 05/15/2030		2,147	2,174

Volkswagen Group of America Finance LLC
4.450% due 09/11/2027		3,000	3,008
4.550% due 09/11/2028		3,000	3,010
4.850% due 08/15/2027		750	757
4.900% due 08/14/2026		600	603
4.950% due 03/25/2027		1,250	1,261
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~		300	301
5.050% due 03/27/2028		1,250	1,267
5.250% due 03/22/2029		1,900	1,940
5.350% due 03/27/2030		1,800	1,848
5.650% due 09/12/2028		400	413
5.700% due 09/12/2026		400	405

Volkswagen International Finance NV
7.875% due 09/06/2032 •(e)	EUR	3,000	4,070

Vulcan Materials Co.
4.950% due 12/01/2029		$3,750	3,842
5.350% due 12/01/2034		2,500	2,580

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		253	250
4.279% due 03/15/2032		5,255	4,821

Weir Group, Inc.
5.350% due 05/06/2030		3,300	3,396

Western Midstream Operating LP
6.350% due 01/15/2029		2,200	2,315

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		400	397
4.700% due 09/15/2028		100	101

Whistler Pipeline LLC
5.700% due 09/30/2031		1,600	1,664

Williams Cos., Inc.
5.150% due 03/15/2034		2,000	2,031
5.300% due 09/30/2035		3,100	3,147
5.400% due 03/02/2026		700	703
8.750% due 03/15/2032		200	243

Woodside Finance Ltd.
5.400% due 05/19/2030		3,300	3,390

Workday, Inc.
3.800% due 04/01/2032		300	287

Yale University
4.701% due 04/15/2032		3,900	3,974

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zimmer Biomet Holdings, Inc.
3.518% due 12/15/2032	EUR	3,300	$3,895

			968,343

UTILITIES 8.8%

AEP Texas, Inc.
3.800% due 10/01/2047		$300	226
5.400% due 06/01/2033		100	103
5.700% due 05/15/2034		2,500	2,603

AES Corp.
3.950% due 07/15/2030		4,900	4,737
5.450% due 06/01/2028		700	717
5.800% due 03/15/2032		5,100	5,283

Ameren Corp.
5.700% due 12/01/2026		800	813

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		3,000	3,016

American Electric Power Co., Inc.
6.050% due 03/15/2056 •		4,100	4,116

Appalachian Power Co.
5.650% due 04/01/2034		1,100	1,150

Arizona Public Service Co.
5.500% due 09/01/2035		1,000	1,026
5.700% due 08/15/2034		200	210

AT&T, Inc.
1.650% due 02/01/2028		4,900	4,639
2.300% due 06/01/2027		340	330
3.650% due 09/15/2059		1,800	1,232
3.800% due 12/01/2057		100	71
4.350% due 03/01/2029		200	201
5.375% due 08/15/2035		2,000	2,061

Black Hills Corp.
3.950% due 01/15/2026		400	399
6.150% due 05/15/2034		600	642

BP Capital Markets PLC
6.125% due 03/18/2035 •(e)		3,300	3,422
6.450% due 12/01/2033 •(e)		1,800	1,924

Brooklyn Union Gas Co.
6.388% due 09/15/2033		4,600	4,962

Capital Power U.S. Holdings, Inc.
6.189% due 06/01/2035		5,400	5,671

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		5,865	6,066

Colbun SA
5.375% due 09/11/2035		3,100	3,103

Columbia Pipelines Holding Co. LLC
5.097% due 10/01/2031		1,200	1,219

Columbia Pipelines Operating Co. LLC
5.439% due 02/15/2035		3,600	3,673
5.927% due 08/15/2030		100	106

Connecticut Light & Power Co.
4.950% due 01/15/2030		2,000	2,059

Constellation Energy Generation LLC
6.125% due 01/15/2034		1,600	1,742

Consumers Energy Co.
4.200% due 09/01/2052		200	165

Dominion Energy South Carolina, Inc.
5.300% due 01/15/2035		4,000	4,135

Dominion Energy, Inc.
5.450% due 03/15/2035		2,100	2,153
7.000% due 06/01/2054 •		2,300	2,497

Duke Energy Carolinas LLC
2.450% due 02/01/2030		1,000	934
3.550% due 03/15/2052		600	442
6.100% due 06/01/2037		100	108

Duke Energy Progress LLC
5.050% due 03/15/2035		3,000	3,051

Edison International
4.125% due 03/15/2028		5,000	4,910
5.250% due 03/15/2032		1,900	1,883
5.450% due 06/15/2029		1,500	1,512
6.250% due 03/15/2030		3,550	3,693
7.875% due 06/15/2054 •		1,300	1,327

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Electricite de France SA
6.250% due 05/23/2033	$1,700	$1,856
6.375% due 01/13/2055	3,400	3,561

Enel Finance International NV
3.625% due 05/25/2027	325	322
4.125% due 09/30/2028	1,100	1,097
5.125% due 06/26/2029	3,400	3,484
7.500% due 10/14/2032	700	807
7.750% due 10/14/2052	950	1,171

Entergy Texas, Inc.
5.250% due 04/15/2035	1,480	1,519

Eversource Energy
5.000% due 01/01/2027	400	404
5.450% due 03/01/2028	600	616

Florida Power & Light Co.
5.100% due 04/01/2033	500	518

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	2,100	2,058

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	1,900	1,763

Massachusetts Electric Co.
1.729% due 11/24/2030	400	348

MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	880
5.300% due 02/01/2055	600	586
5.350% due 01/15/2034	1,000	1,046

Monongahela Power Co.
5.850% due 02/15/2034	2,000	2,116

Narragansett Electric Co.
5.350% due 05/01/2034	1,300	1,341

National Grid PLC
5.418% due 01/11/2034	2,000	2,078
5.602% due 06/12/2028	400	414

NBN Co. Ltd.
2.625% due 05/05/2031	500	457
4.250% due 10/01/2029	1,900	1,902
5.750% due 10/06/2028	1,300	1,360

New York State Electric & Gas Corp.
5.050% due 08/15/2035	2,700	2,720

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	100	95

NGPL PipeCo LLC
3.250% due 07/15/2031	300	272

Niagara Energy SAC
5.746% due 10/03/2034	2,900	2,988

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	536
5.290% due 01/17/2034	500	510

NorthWestern Corp.
5.073% due 03/21/2030	1,500	1,539

NSTAR Electric Co.
4.850% due 03/01/2030	2,300	2,358

NYSEG Storm Funding LLC
4.713% due 05/01/2029	3,700	3,732

Oglethorpe Power Corp.
5.800% due 06/01/2054	2,200	2,204

Oncor Electric Delivery Co. LLC
5.350% due 04/01/2035	2,000	2,070

ONEOK, Inc.
4.400% due 10/15/2029	2,000	1,999
4.950% due 10/15/2032	3,900	3,900
5.050% due 11/01/2034	6,000	5,920
5.375% due 06/01/2029	50	52
5.650% due 11/01/2028	1,613	1,673
5.850% due 11/01/2064	1,600	1,529
6.050% due 09/01/2033	2,400	2,546
6.625% due 09/01/2053	3,500	3,726

Pacific Gas & Electric Co.
2.950% due 03/01/2026	200	199
3.300% due 12/01/2027	800	783
4.000% due 12/01/2046	1,100	831
5.050% due 10/15/2032 (b)	7,700	7,685
5.700% due 03/01/2035	2,000	2,050
5.800% due 05/15/2034	1,400	1,451
6.000% due 08/15/2035	6,500	6,808

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.100% due 01/15/2029		$3,265	$3,417
6.150% due 01/15/2033		400	424
6.400% due 06/15/2033		400	430
6.750% due 01/15/2053		1,400	1,509
6.950% due 03/15/2034		1,500	1,666

PacifiCorp
2.700% due 09/15/2030		100	92

Piedmont Natural Gas Co., Inc.
5.100% due 02/15/2035		2,500	2,545

Pinnacle West Capital Corp.
4.900% due 05/15/2028		2,300	2,338
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~		500	502

Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 01/15/2031		2,900	2,907
5.600% due 01/15/2036		3,000	3,039
5.700% due 09/15/2034		3,300	3,404

PPL Capital Funding, Inc.
5.250% due 09/01/2034		600	614

Public Service Co. of Colorado
5.350% due 05/15/2034		3,400	3,513

Puget Energy, Inc.
5.725% due 03/15/2035		5,700	5,889

Raizen Fuels Finance SA
5.700% due 01/17/2035		1,900	1,752
6.250% due 07/08/2032		1,000	977
6.700% due 02/25/2037		1,700	1,653

San Diego Gas & Electric Co.
5.400% due 04/15/2035		5,100	5,270
6.000% due 06/01/2026		3,000	3,034

Sempra
6.875% due 10/01/2054 •		1,000	1,038

Sierra Pacific Power Co.
5.900% due 03/15/2054		700	716

Southern California Edison Co.
2.750% due 02/01/2032		300	264
2.850% due 08/01/2029		1,750	1,640
2.950% due 02/01/2051		300	184
4.650% due 10/01/2043		350	299
4.900% due 06/01/2026		300	301
5.450% due 03/01/2035		1,000	1,013
5.650% due 10/01/2028		1,500	1,548

Southern California Gas Co.
2.550% due 02/01/2030		1,900	1,774
2.600% due 06/15/2026		200	198
5.200% due 06/01/2033		400	414

Southern Co. Gas Capital Corp.
3.950% due 10/01/2046		500	397

Southwestern Public Service Co.
4.400% due 11/15/2048		460	386

Spire Missouri, Inc.
5.150% due 08/15/2034		500	514

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041		2,901	2,919

System Energy Resources, Inc.
5.300% due 12/15/2034		4,100	4,129

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031		1,000	1,026

Verizon Communications, Inc.
3.000% due 11/20/2060		400	243
4.780% due 02/15/2035		302	297
5.401% due 07/02/2037		2,514	2,555

Virginia Electric & Power Co.
4.900% due 09/15/2035		3,000	2,986
5.050% due 08/15/2034		200	203

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033		1,800	1,843

Vistra Operations Co. LLC
6.000% due 04/15/2034		900	950
6.950% due 10/15/2033		2,700	3,013

WEC Energy Group, Inc.
4.750% due 01/09/2026		300	300
5.600% due 09/12/2026		376	381

Wintershall Dea Finance BV
1.823% due 09/25/2031	EUR	1,000	1,046

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Electric Power Co.
4.150% due 10/15/2030	$1,200	$1,196

Xcel Energy, Inc.
4.750% due 03/21/2028	800	810
5.500% due 03/15/2034	300	310
5.600% due 04/15/2035	5,000	5,187

		271,267

Total Corporate Bonds & Notes (Cost $2,170,090)		2,229,247

MUNICIPAL BONDS & NOTES 0.2%

ARIZONA 0.2%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	4,500	4,723

LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	400	415

TEXAS 0.0%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	353	364

Total Municipal Bonds & Notes (Cost $5,253)		5,502

U.S. GOVERNMENT AGENCIES 7.2%

Federal Home Loan Mortgage Corp.
5.500% due 02/01/2053 - 05/01/2053	712	722
6.000% due 04/01/2053	1,159	1,191

Federal Home Loan Mortgage Corp. REMICS
5.556% due 02/25/2055 •	1,081	1,087

Federal National Mortgage Association
5.500% due 11/01/2052 - 06/01/2053	2,513	2,545
6.000% due 03/01/2053	357	367
6.500% due 10/01/2053	1,525	1,579

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	69,200	65,212
4.500% due 10/01/2055 - 11/01/2055	82,000	79,512
6.000% due 11/01/2055	67,300	68,745

Total U.S. Government Agencies (Cost $221,016)		220,960

U.S. TREASURY OBLIGATIONS 34.2%

U.S. Treasury Bonds
2.875% due 08/15/2045	4,700	3,573
3.000% due 02/15/2048	7,300	5,514
3.000% due 08/15/2048	17,000	12,786
3.125% due 05/15/2048	8,500	6,556
3.875% due 05/15/2043	6,000	5,436
4.125% due 08/15/2044 (i)	149,800	139,089
4.250% due 08/15/2054 (i)	57,600	53,190
4.375% due 08/15/2043	13,330	12,869
4.500% due 11/15/2054	12,700	12,232
4.625% due 11/15/2044 (i)	10,800	10,702
4.625% due 02/15/2055 (i)	41,100	40,413
4.750% due 11/15/2043	5,100	5,156
4.750% due 11/15/2053	1,234	1,236
4.750% due 08/15/2055 (i)	36,100	36,230
4.875% due 08/15/2045 (i)	8,700	8,895

U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028 (k)	1,939	1,946
1.750% due 01/15/2034 (k)	19,651	19,751
1.875% due 07/15/2034	412	418
2.125% due 04/15/2029 (k)	34,464	35,583

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	153

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
3.250% due 06/30/2029 (k)(m)		$2,400	$2,365
3.500% due 09/30/2029 (i)(k)		182,400	181,142
3.625% due 08/31/2030 (i)		13,700	13,631
3.875% due 08/15/2034 (i)		34,200	33,683
4.125% due 05/31/2032 (m)		14,100	14,281
4.250% due 01/31/2030 (k)(m)		25,000	25,534
4.250% due 11/15/2034		116,200	117,534
4.250% due 05/15/2035 (i)		65,500	66,114
4.250% due 08/15/2035 (i)		53,700	54,141
4.375% due 12/31/2029 (k)		81,100	83,215
4.625% due 02/15/2035 (i)		41,700	43,345

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)		3,900	1,781
0.000% due 05/15/2042 (a)		6,100	2,740

Total U.S. Treasury Obligations (Cost $1,050,183)			1,051,081

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

ATLX Trust
3.850% due 04/25/2063 þ		922	890

Chase Home Lending Mortgage Trust
3.250% due 08/25/2064 ~		6,331	5,681

Cross Mortgage Trust
5.549% due 12/25/2069 ~		907	914

Ellington Financial Mortgage Trust
5.726% due 01/25/2060 þ		457	463

JP Morgan Seasoned Mortgage Trust
4.415% due 01/25/2063 ~		925	891

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		909	888

OBX Trust
5.110% due 08/25/2062 þ		719	718

PRET Trust
4.000% due 08/25/2064 þ		949	920
4.000% due 07/25/2069 þ		939	912

PRPM LLC
3.750% due 04/25/2055 þ		955	931
4.000% due 11/25/2054 þ		904	885

PRPM Trust
5.674% due 12/26/2069 þ		841	849
5.802% due 11/25/2069 þ		818	827

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		901	908

Towd Point Mortgage Trust
4.562% due 10/25/2064 ~		2,587	2,607
5.725% due 11/25/2064 þ		1,155	1,166

Total Non-Agency Mortgage-Backed Securities (Cost $20,152)			20,450

ASSET-BACKED SECURITIES 4.5%

AUTOMOBILE SEQUENTIAL 0.3%

BMW Vehicle Lease Trust
4.430% due 06/26/2028		2,000	2,016
4.980% due 03/25/2027		847	850
5.990% due 09/25/2026		77	78

Chase Auto Owner Trust
5.680% due 01/25/2029		2,196	2,222

CPS Auto Receivables Trust
4.910% due 06/15/2028		372	373

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	466	339

Ford Credit Auto Lease Trust
4.720% due 06/15/2028		$1,000	1,010

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		271	271

Lendbuzz Securitization Trust
5.100% due 10/15/2030		454	455

			7,614

CMBS OTHER 0.0%

AREIT Trust
6.255% due 08/17/2041 •		1,145	1,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 4.2%

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		$1,000	$1,001

522 Funding CLO Ltd.
5.519% due 10/23/2034 •		500	501

AGL CLO 14 Ltd.
5.455% due 12/02/2034 •		1,200	1,201

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		1,000	1,002

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •		1,000	1,001

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		1,100	1,101

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		910	902

Apex Credit CLO Ltd.
6.125% due 04/20/2036 •		1,950	1,960

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		1,350	1,352

ARES European CLO XIV DAC
3.054% due 10/21/2034 •	EUR	712	836

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •		$1,000	1,004

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		2,400	2,403

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		1,600	1,603

Atlantic Avenue Ltd.
5.585% due 01/20/2035 •		1,550	1,552

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •		1,000	1,001

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		1,200	1,205

Avoca Static CLO I DAC
2.996% due 01/15/2035 •	EUR	893	1,048

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		$2,100	2,107
5.355% due 10/21/2034 •		1,000	1,001
5.379% due 07/24/2034 •		1,000	1,001
5.415% due 10/21/2034 •		1,000	1,001
5.469% due 10/23/2034 •		1,000	1,001
5.482% due 04/22/2035 •		2,000	2,004
5.482% due 07/17/2035 •		1,200	1,204

Benefit Street Partners CLO XXII Ltd.
5.475% due 04/20/2035 •		1,300	1,305

Canyon Capital CLO Ltd.
5.328% due 10/15/2034 •		1,000	1,001

Canyon CLO Ltd.
5.398% due 07/15/2034 •		1,000	1,001
5.418% due 10/15/2034 •		800	800

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		3,600	3,602

CarVal CLO III Ltd.
5.315% due 07/20/2032 •		962	963

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		1,000	1,004

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •		6,885	6,893

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		1,000	960

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		1,900	1,902

Elevation CLO Ltd.
5.448% due 07/25/2034 •		1,000	1,002

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •		600	602

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •		829	830

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		491	491

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(b)		800	800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		$1,700	$1,706

Grosvenor Place CLO DAC
3.266% due 01/15/2039 •	EUR	1,900	2,236

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		$1,000	1,001

Hayfin Emerald CLO V DAC
3.244% due 11/17/2037 •	EUR	2,100	2,469

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •		$797	797
5.475% due 10/20/2034 •		1,200	1,201

Indigo Credit Management II DAC
3.479% due 07/15/2038 •	EUR	2,200	2,590

Invesco CLO Ltd.
5.441% due 07/20/2035 •		$1,500	1,506

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		1,100	1,100

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		2,020	2,020

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •		1,800	1,800

LCM 35 Ltd.
5.398% due 10/15/2034 •		1,000	1,001

LCM 36 Ltd.
5.388% due 01/15/2034 •		1,000	1,003

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		1,200	1,202

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		2,100	2,102

Marble Point CLO XXII Ltd.
5.538% due 07/25/2034 •		1,600	1,602

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		1,100	1,102

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		2,000	2,002

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •		1,000	1,001

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		1,100	1,101

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •		1,500	1,500

Ocean Trails CLO XI
5.355% due 07/20/2034 •		1,300	1,301

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		1,700	1,703

OFSI BSL X Ltd.
5.595% due 04/20/2034 •		1,000	1,001

Oportun Funding Trust
4.960% due 08/16/2032		242	243

Oportun Issuance Trust
5.010% due 02/08/2033		500	501

Pagaya AI Debt Grantor Trust
4.670% due 03/16/2026		282	282
4.961% due 10/15/2032		500	501
5.156% due 07/15/2032		336	340

Parallel Ltd.
5.428% due 07/15/2034 •		1,100	1,101

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		800	800

Rockford Tower CLO Ltd.
5.293% due 07/20/2034 •		500	500
5.475% due 07/20/2035 •		1,300	1,305

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(b)		1,300	1,300

Romark CLO V Ltd.
5.476% due 01/15/2035 •		1,600	1,606

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •		1,000	1,000

Shackleton CLO Ltd.
5.525% due 07/20/2034 •		1,200	1,202

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •		1,000	1,004

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •		$900	$900

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •		1,400	1,406

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •		1,700	1,707

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		435	438

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		2,600	2,604

Tikehau CLO IX DAC
3.244% due 01/20/2037 •	EUR	2,000	2,354

Tralee CLO V Ltd.
5.405% due 10/20/2034 •		$1,000	1,001

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(b)		1,500	1,500

Trinitas CLO VII Ltd.
5.378% due 01/25/2035 •		1,000	1,003

Trinitas CLO XIX Ltd.
5.435% due 10/20/2033 •		1,186	1,188

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		2,200	2,200

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •		1,000	1,001

Trysail CLO Ltd.
5.564% due 10/20/2033 •		2,000	2,003

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •		1,000	1,002

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		1,400	1,400

Voya CLO Ltd.
5.385% due 04/20/2034 •		2,500	2,503

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •		1,000	1,002
5.505% due 04/20/2034 •		800	801

Wind River CLO Ltd.
5.122% due 07/20/2034 •		1,600	1,600
5.378% due 10/15/2034 •		995	996

			129,489

Total Asset-Backed Securities (Cost $137,015)			138,250

SOVEREIGN ISSUES 1.8%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		1,500	1,583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$300	$303
5.875% due 04/30/2029		3,000	3,168

Chile Government International Bonds
3.750% due 01/14/2032	EUR	3,000	3,605

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,400	1,821

Israel Government International Bonds
5.375% due 03/12/2029		$3,200	3,293
5.375% due 02/19/2030		7,700	7,952
5.625% due 02/19/2035		600	621

Mexico Government International Bonds
4.490% due 05/25/2032	EUR	500	605
5.850% due 07/02/2032		$2,200	2,274
6.000% due 05/13/2030		2,600	2,734
6.000% due 05/07/2036		1,400	1,434
6.400% due 05/07/2054		1,200	1,175
6.625% due 01/29/2038		2,100	2,212

Mexico Udibonos
4.000% due 08/24/2034 (d)	MXN	770	40

Panama Government International Bonds
7.500% due 03/01/2031		$3,800	4,182

Peru Government International Bonds
5.375% due 02/08/2035		1,800	1,838
6.900% due 08/12/2037	PEN	2,500	753

Province of British Columbia
4.750% due 06/12/2034		$500	514

Republic of Poland Government International Bonds
5.125% due 09/18/2034		2,300	2,357

Romania Government International Bonds
5.250% due 03/10/2030	EUR	3,300	3,995

Saudi Government International Bonds
3.375% due 03/05/2032		4,200	4,982
5.125% due 01/13/2028		$1,100	1,124
5.375% due 01/13/2031		1,700	1,788

Total Sovereign Issues (Cost $50,661)			54,353

		SHARES

PREFERRED SECURITIES 1.6%

BANKING & FINANCE 1.6%

Bank of America Corp.
6.625% due 05/01/2030 •(e)		6,300,000	6,567

Citigroup, Inc.
6.750% due 02/15/2030 •(e)		4,100,000	4,168
6.875% (H15T5Y + 2.890%) due 12/31/2099 ~		1,500,000	1,549
6.950% due 02/15/2030 •(e)		5,400,000	5,554

	SHARES	MARKET VALUE (000S)
7.000% due 08/15/2034 •(e)	2,100,000	$2,236
7.125% due 08/15/2029 •(e)	3,200,000	3,310

CoBank ACB
7.125% due 01/01/2030 •(e)	3,900,000	4,051
7.250% due 07/01/2029 •(e)	1,800,000	1,857

Farm Credit Bank of Texas
7.000% due 09/15/2030 •(e)	6,200,000	6,514

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)	3,200,000	3,261
7.500% due 05/10/2029 •(e)	2,300,000	2,435

JPMorgan Chase & Co.
6.500% due 04/01/2030 •(e)	5,600,000	5,804

Wells Fargo & Co.
6.850% due 09/15/2029 •(e)	2,400,000	2,527

Total Preferred Securities (Cost $48,000)		49,833

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (h) 0.1%
		3,490

Total Short-Term Instruments (Cost $3,490)		3,490

Total Investments in Securities (Cost $3,714,860)		3,782,166

INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	952,603	9,277

Total Short-Term Instruments (Cost $9,277)		9,277

Total Investments in Affiliates (Cost $9,277)		9,277

Total Investments 123.5% (Cost $3,724,137)		$3,791,443

Financial Derivative Instruments (j)(l) 0.1% (Cost or Premiums, net $25,748)		2,342
Other Assets and Liabilities, net (23.6)%		(724,169)

Net Assets 100.0%		$3,069,616

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	155

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical, Inc.	5.550%	07/01/2033	01/16/2025	$3,532	$3,645	0.12%
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,800	2,870	0.09
National Football League	5.480	10/05/2028	03/14/2024	4,000	4,106	0.14
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	6,300	6,499	0.21

				$16,632	$17,120	0.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.100%	09/29/2025	10/02/2025	$3,490	U.S. Treasury Bonds 5.000% due 05/15/2045	$(3,490)	$3,490	$3,491

Total Repurchase Agreements						$(3,490)	$3,490	$3,491

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOO	3.500%	09/29/2025	10/01/2025		$(3,699)	$(3,700)
	4.150	09/25/2025	10/02/2025		(410)	(410)
	4.220	09/26/2025	10/03/2025		(13,257)	(13,264)
	4.260	09/25/2025	10/02/2025		(54,438)	(54,477)
	4.330	09/30/2025	10/01/2025		(23,085)	(23,088)
BRC	3.700	09/19/2025	10/31/2025		(6,834)	(6,842)
	3.750	09/19/2025	TBD	(3)	(1,437)	(1,439)
	4.150	09/19/2025	TBD	(3)	(5,011)	(5,018)
	4.150	10/01/2025	10/06/2025		(8,939)	(8,939)
	4.190	10/01/2025	10/06/2025		(40,741)	(40,740)
	4.230	10/01/2025	10/06/2025		(36,551)	(36,551)
BSN	4.380	09/25/2025	10/02/2025		(21,379)	(21,395)
MSR	4.230	09/30/2025	10/01/2025		(5,253)	(5,254)
MYI	3.250	09/19/2025	TBD	(3)	(675)	(676)
STR	4.270	10/01/2025	10/02/2025		(303,798)	(303,798)
	4.370	09/30/2025	10/01/2025		(356,940)	(356,983)

Total Reverse Repurchase Agreements						$(882,574)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
TDM	4.270%	09/22/2025	10/20/2025	$(5,693)	$(5,699)
UBS	4.320	09/15/2025	10/15/2025	(5,196)	(5,206)

Total Sale-Buyback Transactions					$(10,905)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOO	$0	$(94,939)	$0	$(94,939)	$94,356	$(583)
BOS	3,491	0	0	3,491	(3,490)	1
BRC	0	(99,529)	0	(99,529)	14,156	(85,373)
BSN	0	(21,395)	0	(21,395)	21,148	(247)

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
MSR	$0	$(5,254)	$0	$(5,254)	$5,214	$(40)
MYI	0	(676)	0	(676)	658	(18)
STR	0	(660,781)	0	(660,781)	361,909	(298,872)

Master Securities Forward Transaction Agreement
TDM	0	0	(5,699)	(5,699)	5,609	(90)
UBS	0	0	(5,206)	(5,206)	5,107	(99)

Total Borrowings and Other Financing Transactions	$3,491	$(882,574)	$(10,905)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(6,842)	$(7,133)	$(13,975)
U.S. Treasury Obligations	(389,024)	(89,546)	0	0	(478,570)

Total	$(389,024)	$(89,546)	$(6,842)	$(7,133)	$(492,545)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(10,905)	0	0	(10,905)

Total	$0	$(10,905)	$0	$0	$(10,905)

Total Borrowings	$(389,024)	$(100,451)	$(6,842)	$(7,133)	$(503,450)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(503,450)

(i)	Securities with an aggregate market value of $508,136 and cash of $20 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(546,341) at a weighted average interest rate of 4.396%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(22) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(6)	Unsettled reverse repurchase agreements liability of $(390,029) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.500	10/24/2025	224	$	224	$(42)	$(45)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	166		166	(37)	(36)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	51		51	(19)	(11)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	31		31	(7)	(9)
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	20		20	(9)	(2)

							$(114)	$(103)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.000	10/24/2025	94	$	94	$(18)	$(11)
Call - CBOT U.S. Treasury 10-Year Note November Futures		114.000	10/24/2025	152		152	(38)	(21)

							$(56)	$(32)

Total Written Options							$(170)	$(135)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	157

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	14	$1,936	$1	$3	$0
U.S. Treasury 2-Year Note December Futures	12/2025	550	114,619	57	60	0
U.S. Treasury 10-Year Note December Futures	12/2025	941	105,863	430	0	(14)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	455	54,628	400	0	(256)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	722	83,086	405	0	(45)

				$1,293	$63	$(315)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2025	154	$(23,246)	$(108)	$5	$(62)
Euro-Schatz December Futures	12/2025	40	(5,024)	6	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	4,875	(532,327)	(270)	0	(190)
U.S. Treasury Long-Term Bond December Futures	12/2025	159	(18,538)	(383)	40	0

				$(755)	$45	$(253)

Total Futures Contracts				$538	$108	$(568)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.706%	$	1,300	$161	$11	$172	$0	$0
AES Corp.	5.000	Quarterly	06/20/2030	1.037		4,200	722	(3)	719	0	(3)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.248		200	(1)	4	3	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.226		6,000	41	(29)	12	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		2,800	(7)	51	44	0	(1)
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.222		5,200	37	(27)	10	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		1,200	14	(4)	10	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	7,900	46	(28)	18	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170		2,700	18	(11)	7	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648	$	1,300	22	0	22	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.195		2,000	223	8	231	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.618		2,100	298	(56)	242	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		6,900	43	(5)	38	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		7,600	21	(6)	15	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		7,600	48	(5)	43	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		2,600	58	(4)	54	0	(3)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	1,000	8	5	13	0	0

							$1,752	$(99)	$1,653	$0	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.iTraxx Europe 43 5-Year Index	(1.000)%	Quarterly	06/20/2030	EUR	10,600	$232	$50	$282	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$	740,200	$12,702	$4,320	$17,022	$49	$(9)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		360,500	8,115	170	8,285	59	0
CDX.iTraxx Europe 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	2,280	58	0	58	1	0

						$20,875	$4,490	$25,365	$109	$(9)

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029		$3,800	$(815)	$376	$(439)	$0	$(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,500	(7)	(50)	(57)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		66,450	982	(398)	584	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		54,616	(54)	(830)	(884)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		64,220	(287)	(58)	(345)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,100	(7)	(28)	(35)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(8)	(34)	(42)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,500	(7)	(57)	(64)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		4,300	(13)	(81)	(94)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,200	(6)	(33)	(39)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	404	374	778	28	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	1,780	8	(3)	5	3	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	2,300	5	(33)	(28)	0	(5)

							$195	$(855)	$(660)	$31	$(88)

Total Swap Agreements							$23,054	$3,586	$26,640	$144	$(105)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$108	$144	$252	$(135)	$(568)	$(108)	$(811)

(k)

Securities with an aggregate market value of $41,537 and cash of $9,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $7 and liability of $(2) is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	42,014		$49,003	$0	$(324)
	10/2025		$13,608	CAD	18,931	0	(4)
	11/2025	CAD	18,901		$13,608	4	0

BOA	10/2025	JPY	43,390		290	0	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	159

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1,550	INR	137,099	$0	$(8)
	10/2025		17	JPY	2,532	0	0
	11/2025		290		43,239	4	0
	12/2025		116	MXN	2,177	2	0

BRC	10/2025	CHF	15		$18	0	0
	10/2025		$15	CHF	12	0	0
	11/2025	CHF	12		$16	0	0

BSH	02/2026	PEN	3,017		863	0	(3)

CBK	10/2025	CAD	22		16	0	0
	10/2025	CNH	1,418		200	1	0
	10/2025	INR	130,097		1,465	2	0
	10/2025		$7,586	INR	666,905	0	(85)
	11/2025		16	CAD	22	0	0
	11/2025		1,465	INR	130,351	0	(2)

FAR	10/2025	AUD	3,475		$2,254	0	(45)
	10/2025	CNH	14,274		2,010	7	0
	10/2025		$2,269	AUD	3,475	30	0
	10/2025		49,093	EUR	42,014	236	(3)
	10/2025		6,545	INR	577,271	0	(52)
	10/2025		834	JPY	122,614	0	(5)
	11/2025	AUD	3,475		$2,270	0	(31)
	11/2025	EUR	41,091		48,103	0	(236)
	12/2025	MXN	199		11	0	0
	12/2025		$8,399	MXN	159,168	222	0

JPM	10/2025	CAD	18,892		$13,671	95	0

MBC	10/2025	CNH	10,489		1,476	3	0
	10/2025	JPY	54,074		364	0	(2)
	10/2025		$744	CNH	5,299	0	0
	10/2025		12	JPY	1,801	0	0
	11/2025	CNH	5,287		$744	0	0
	11/2025		$625	JPY	92,426	2	0

MYI	10/2025	CNH	10,590		$1,488	2	0
	10/2025	JPY	58,852		394	0	(4)
	10/2025		$351	CAD	488	0	0
	10/2025		76	JPY	11,198	0	0
	11/2025		394		58,651	4	0

SCX	10/2025	CNH	12,232		$1,721	5	0
	10/2025	INR	145,688		1,639	0	0
	10/2025		$7,842	GBP	5,863	43	0
	10/2025		4,413	INR	389,443	0	(33)
	10/2025		390	JPY	57,333	0	(2)
	11/2025	GBP	5,863		$7,844	0	(43)
	11/2025		$1,639	INR	145,970	0	0
	11/2025		3	JPY	445	0	0

SSB	10/2025	GBP	5,863		$7,903	18	0

UAG	10/2025	CAD	17		12	0	0
	10/2025		$134	INR	11,814	0	(1)

Total Forward Foreign Currency Contracts						$680	$(887)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	4,200	$(13)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	4,900	(14)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	5,900	(15)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	4,900	(14)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	5,900	(15)	(23)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	5,000	(12)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	5,000	(12)	(11)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	5,900	(18)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	5,900	(17)	(20)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	2,500	(6)	0

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790%	10/06/2025	2,500	$(6)	$0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	6,500	(22)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	6,500	(22)	(2)

Total Written Options							$(186)	$(96)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,462	$3,050	$154	$3,204	$0

Total Swap Agreements							$3,050	$154	$3,204	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$4	$0	$0	$4	$(328)	$0	$0	$(328)	$(324)	$334	$10
BOA	6	0	0	6	(12)	(57)	0	(69)	(63)	0	(63)
BRC	0	0	0	0	0	(14)	0	(14)	(14)	1	(13)
BSH	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
CBK	3	0	0	3	(87)	(21)	0	(108)	(105)	0	(105)
FAR	495	0	0	495	(372)	0	0	(372)	123	(260)	(137)
JPM	95	0	3,204	3,299	0	0	0	0	3,299	3,220)	79
MBC	5	0	0	5	(2)	0	0	(2)	3	0	3
MYI	6	0	0	6	(4)	0	0	(4)	2	0	2
SCX	48	0	0	48	(78)	0	0	(78)	(30)	0	(30)
SSB	18	0	0	18	0	0	0	0	18	0	18
UAG	0	0	0	0	(1)	(4)	0	(5)	(5)	0	(5)

Total Over the Counter	$680	$0	$3,204	$3,884	$(887)	$(96)	$0	$(983)

(m)

Securities with an aggregate market value of $335 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	161

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$108	$108
Swap Agreements	0	113	0	0	31	144

	$0	$113	$0	$0	$139	$252

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$680	$0	$680
Swap Agreements	0	3,204	0	0	0	3,204

	$0	$3,204	$0	$680	$0	$3,884

	$0	$3,317	$0	$680	$139	$4,136

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$135	$135
Futures	0	0	0	0	568	568
Swap Agreements	0	20	0	0	88	108

	$0	$20	$0	$0	$791	$811

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$887	$0	$887
Written Options	0	0	0	0	96	96

	$0	$0	$0	$887	$96	$983

	$0	$20	$0	$887	$887	$1,794

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$726	$726
Futures	0	0	0	0	(83)	(83)
Swap Agreements	0	2,123	0	0	93	2,216

	$0	$2,123	$0	$0	$736	$2,859

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,271)	$0	$(7,271)
Written Options	0	41	0	0	1,279	1,320
Swap Agreements	0	394	0	0	0	394

	$0	$435	$0	$(7,271)	$1,279	$(5,557)

	$0	$2,558	$0	$(7,271)	$2,015	$(2,698)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	978	978
Swap Agreements	0	6,689	0	0	(1,725)	4,964

	$0	$6,689	$0	$0	$(710)	$5,979

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,815	$0	$1,815
Written Options	0	0	0	0	60	60
Swap Agreements	0	157	0	0	0	157

	$0	$157	$0	$1,815	$60	$2,032

	$0	$6,846	$0	$1,815	$(650)	$8,011

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,000	$9,000
Corporate Bonds & Notes
Banking & Finance	0	980,268	9,369	989,637
Industrials	0	928,492	39,851	968,343
Utilities	7,685	263,582	0	271,267
Municipal Bonds & Notes
Arizona	0	4,723	0	4,723
Louisiana	0	415	0	415
Texas	0	364	0	364
U.S. Government Agencies	0	220,960	0	220,960
U.S. Treasury Obligations	0	1,051,081	0	1,051,081
Non-Agency Mortgage-Backed Securities	0	20,450	0	20,450
Asset-Backed Securities
Automobile Sequential	0	7,614	0	7,614
CMBS Other	0	1,147	0	1,147
Other ABS	1,500	127,989	0	129,489
Sovereign Issues	0	54,353	0	54,353
Preferred Securities
Banking & Finance	0	49,833	0	49,833
Short-Term Instruments
Repurchase Agreements	0	3,490	0	3,490

	$9,185	$3,714,761	$58,220	$3,782,166

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,277	$0	$0	$9,277

Total Investments	$18,462	$3,714,761	$58,220	$3,791,443

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	244	0	252
Over the counter	0	3,884	0	3,884

	$8	$4,128	$0	$4,136

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(85)	(723)	0	(808)
Over the counter	0	(983)	0	(983)

	$(85)	$(1,706)	$0	$(1,791)

Total Financial Derivative Instruments	$(77)	$2,422	$0	$2,345

Totals	$18,385	$3,717,183	$58,220	$3,793,788

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,000	$0	$0	$0	$0	$0	$0	$9,000	$0
Corporate Bonds & Notes
Banking & Finance	9,196	0	0	0	0	173	0	0	9,369	173
Industrials	7,648	32,100	(68)	0	0	171	0	0	39,851	171

Totals	$16,844	$41,100	$(68)	$0	$0	$344	$0	$0	$58,220	$344

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$9,000	Discounted Cash Flow	Discount Rate	5.749-5.813	5.780
Corporate Bonds & Notes
Banking & Finance	9,369	Discounted Cash Flow	Discount Rate	5.250-6.208	5.915
Industrials	7,751	Discounted Cash Flow	Discount Rate	4.610-5.350	5.098
	32,100	Recent Transaction	Purchase Price	100.000	—

Total	$58,220

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	163

Schedule of Investments	PIMCO Short-Term Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.7%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^(b)	$2,000	$2

Total Corporate Bonds & Notes (Cost $1,031)		2

U.S. GOVERNMENT AGENCIES 65.7%

Federal Home Loan Mortgage Corp.
3.000% due 02/01/2048 - 05/01/2052	2,566	2,296
4.000% due 08/01/2042 - 12/01/2042	190	186
4.184% due 01/01/2030 •	10	9
5.590% due 09/01/2030 •	24	24
5.655% due 09/01/2037 •	178	178
5.844% due 04/01/2030 •	7	7
5.975% due 08/01/2033 •	1	1
6.000% due 05/01/2035	7	8
6.200% due 07/01/2033 •	4	4
6.250% due 07/01/2033 - 09/01/2035 •	7	8
6.286% due 03/01/2035 •	5	5
6.291% due 12/01/2035 •	6	6
6.386% due 04/01/2036 •	75	76
6.415% due 08/01/2035 •	73	74
6.430% due 08/01/2035 •	1	1
6.460% due 02/01/2035 •	26	27
6.475% due 04/01/2034 •	22	22
6.481% due 08/01/2035 •	7	7
6.491% due 12/01/2032 •	2	2
6.495% due 02/01/2036 •	1	1
6.499% due 03/01/2032 •	11	11
6.500% due 04/01/2032 - 03/01/2036 •	36	37
6.534% due 06/01/2035 •	2	2
6.543% due 07/01/2035 - 11/01/2036 •	6	5
6.552% due 01/01/2036 •	5	5
6.564% due 01/01/2034 •	48	49
6.580% due 12/01/2036 •	11	11
6.587% due 02/01/2037 •	2	2
6.590% due 09/01/2035 •	1	1
6.615% due 11/01/2036 •	2	2
6.619% due 05/01/2035 •	33	34
6.685% due 12/01/2034 •	1	1
6.686% due 03/01/2036 •	54	56
6.697% due 01/01/2037 •	2	2
6.709% due 07/01/2037 •	41	42
6.745% due 02/01/2036 •	2	2
6.746% due 01/01/2036 •	1	1
6.750% due 11/01/2033 •	24	24
6.760% due 11/01/2033 •	8	8
6.780% due 03/01/2036 •	97	100
6.796% due 07/01/2035 •	1	1
6.798% due 01/01/2035 •	1	1
6.811% due 01/01/2030 •	23	23
6.837% due 03/01/2035 •	9	9
6.927% due 09/01/2034 •	81	83
7.020% due 09/01/2035 •	1	1
7.368% due 09/01/2035 •	32	33
7.540% due 11/01/2034 •	99	100

Federal Home Loan Mortgage Corp. REMICS
4.500% due 04/15/2032	72	72
4.787% due 03/15/2036 •	1	1
4.837% due 02/15/2029 - 03/15/2029 •	10	10
4.887% due 07/15/2026 - 01/15/2033 •	20	20
4.937% due 09/15/2026 - 08/15/2029 •	3	2
4.987% due 10/15/2026 - 01/15/2032 •	2	1
5.037% due 08/15/2029 - 03/15/2032 •	13	14
5.087% due 06/15/2029 - 12/15/2031 •	13	14
5.500% due 10/15/2032	2	2
7.000% due 07/15/2027	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	$94	$93
4.751% due 09/25/2031 •	44	44
4.821% due 06/25/2029 •	38	37
4.871% due 05/25/2043 •	572	547
5.353% due 10/25/2044 - 02/25/2045 •	256	239
5.553% due 07/25/2044 •	834	808

Federal National Mortgage Association
3.000% due 08/01/2028 - 05/01/2052	380	340
3.500% due 11/01/2044 - 02/01/2050	2,010	1,872
4.000% due 07/01/2042 - 02/01/2043	153	150
4.060% due 03/01/2030	408	408
4.184% due 08/01/2032 •	2	2
4.390% due 05/01/2036 •	11	11
4.437% due 05/01/2036 •	11	11
4.617% due 05/01/2036 •	5	5
4.766% due 08/01/2026	367	368
5.346% due 06/01/2032 •	2	2
5.371% due 11/01/2027 - 01/01/2038 •	1	0
5.396% due 11/01/2040 •	1	1
5.421% due 07/01/2042 - 07/01/2044 •	95	96
5.471% due 09/01/2041 •	6	6
5.700% due 10/01/2034 •	28	28
5.750% due 02/01/2034 •	27	27
5.873% due 06/01/2035 •	12	12
5.890% due 11/01/2035 •	10	11
5.900% due 05/01/2030 •	8	9
5.915% due 12/01/2032 •	2	2
5.938% due 05/01/2034 •	3	3
5.945% due 04/01/2028 •	5	5
5.950% due 11/01/2035 •	10	10
5.994% due 09/01/2033 •	12	12
6.000% due 11/01/2036 •	110	111
6.007% due 12/01/2034 •	3	3
6.038% due 04/01/2033 - 09/01/2033 •	9	9
6.040% due 10/01/2032 •	5	5
6.041% due 04/01/2037 •	1	1
6.044% due 11/01/2035 •	2	2
6.060% due 05/01/2035 •	26	26
6.069% due 09/01/2034 •	17	17
6.094% due 01/01/2035 •	1	1
6.105% due 05/01/2032 •	2	2
6.113% due 03/01/2030 •	14	14
6.115% due 11/01/2033 - 01/01/2035 •	37	37
6.133% due 07/01/2035 •	2	2
6.143% due 03/01/2034 •	163	164
6.145% due 07/01/2033 •	24	24
6.149% due 07/01/2034 •	18	19
6.184% due 09/01/2033 •	12	12
6.195% due 04/01/2034 - 07/01/2037 •	29	30
6.196% due 01/01/2035 •	4	4
6.205% due 08/01/2033 •	4	4
6.223% due 07/01/2035 •	7	7
6.225% due 11/01/2034 - 02/01/2037 •	24	24
6.227% due 04/01/2040 •	51	52
6.228% due 05/01/2033 •	2	2
6.231% due 07/01/2035 •	3	3
6.249% due 02/01/2035 •	8	8
6.250% due 01/01/2033 •	1	1
6.252% due 06/01/2035 •	6	6
6.258% due 07/01/2034 •	31	32
6.272% due 01/01/2034 •	1	1
6.292% due 04/01/2034 •	4	4
6.302% due 02/01/2035 •	2	2
6.307% due 12/01/2034 •	19	19
6.308% due 03/01/2033 •	47	48
6.325% due 11/01/2047 •	101	104
6.345% due 06/01/2034 •	45	46
6.358% due 01/01/2033 - 02/01/2035 •	5	5
6.370% due 02/01/2035 •	60	61

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 05/01/2032 - 12/01/2033 •	$44	$45
6.390% due 09/01/2037 •	118	120
6.395% due 07/01/2029 •	1	1
6.425% due 03/01/2035 - 01/01/2036 •	29	30
6.428% due 02/01/2035 •	7	7
6.440% due 04/01/2033 •	4	4
6.449% due 07/01/2033 •	1	1
6.450% due 03/01/2033 •	8	8
6.460% due 04/01/2035 •	4	4
6.467% due 01/01/2035 - 12/01/2036 •	9	8
6.472% due 08/01/2035 •	8	9
6.500% due 11/01/2026 - 06/01/2034 •	8	8
6.505% due 02/01/2034 •	7	7
6.515% due 07/01/2035 •	1	1
6.518% due 09/01/2035 •	49	51
6.525% due 01/01/2033 •	1	1
6.526% due 11/01/2034 •	2	2
6.529% due 03/01/2035 •	27	28
6.530% due 03/01/2034 •	8	9
6.547% due 05/01/2037 •	141	144
6.552% due 01/01/2037 •	1	1
6.556% due 12/01/2035 •	3	4
6.557% due 02/01/2034 - 11/01/2034 •	9	10
6.572% due 01/01/2033 - 12/01/2036 •	26	26
6.585% due 09/01/2035 •	9	9
6.596% due 10/01/2035 •	51	52
6.601% due 02/01/2034 •	21	22
6.605% due 12/01/2035 •	133	136
6.621% due 05/01/2036 •	11	11
6.625% due 10/01/2034 •	2	2
6.631% due 06/01/2037 •	6	6
6.633% due 12/01/2030 •	1	1
6.654% due 11/01/2032 •	1	1
6.655% due 10/01/2033 •	1	1
6.664% due 10/01/2035 •	5	5
6.675% due 04/01/2035 •	2	2
6.705% due 06/01/2036 •	6	6
6.730% due 04/01/2033 •	59	61
6.750% due 03/01/2034 - 02/01/2036 •	50	51
6.790% due 01/01/2036 •	1	1
6.815% due 08/01/2037 •	258	266
6.848% due 11/01/2031 - 11/01/2034 •	9	10
6.860% due 11/01/2033 •	12	12
6.875% due 09/01/2033 •	20	21
6.910% due 11/01/2033 •	22	23
7.000% due 10/01/2033 - 03/01/2045	610	639
7.120% due 11/01/2033 •	11	11
7.195% due 11/01/2033 •	75	77
7.255% due 10/01/2033 •	18	18
7.594% due 09/01/2035 •	38	40

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	3	3
6.500% due 01/25/2044	111	115

Federal National Mortgage Association REMICS
4.523% due 12/25/2036 •	27	26
4.583% due 03/25/2034 •	5	5
4.771% due 01/25/2034 •	5	5
4.871% due 06/25/2029 - 12/25/2033 •	11	10
4.901% due 05/18/2032 •	4	4
4.911% due 05/25/2036 •	4	4
4.921% due 10/25/2030 •	8	8
4.946% due 09/17/2027 •	2	2
4.951% due 10/18/2030 •	9	9
4.971% due 08/25/2031 - 01/25/2033 •	7	7
5.001% due 11/18/2030 •	4	4
5.021% due 12/25/2030 •	5	5
5.121% due 11/25/2031 •	10	10
5.171% due 04/25/2032 •	6	6
5.471% due 04/25/2032 •	5	5

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association REMICS Trust
4.721% due 12/25/2042 ~	$47	$47
6.250% due 05/25/2042	10	10
7.500% due 05/25/2042	10	10

Federal National Mortgage Association Trust
4.758% due 08/25/2042 ~	6	6
4.821% due 05/25/2042 - 09/25/2042 •	82	81
6.000% due 08/25/2044	9	9
7.000% due 02/25/2044	2	2

Government National Mortgage Association
3.500% due 05/20/2052 - 04/20/2055	5,047	4,621
4.625% due 09/20/2029 - 12/20/2045 •	284	289
4.750% due 10/20/2029 •	84	84
5.625% due 01/20/2027 - 04/20/2033 •	26	26
6.500% due 01/20/2055 - 02/20/2055	300	309

Government National Mortgage Association REMICS
5.066% due 05/20/2069 •	635	635

Government National Mortgage Association, TBA
2.500% due 11/01/2055	600	517
3.000% due 11/01/2055	2,900	2,589
4.000% due 11/01/2055	200	188
4.500% due 11/01/2055	13,500	13,086
5.000% due 11/01/2055	500	497
5.500% due 11/01/2055	300	302
6.000% due 10/01/2055 - 11/01/2055	1,500	1,526
6.500% due 11/01/2055	600	616

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2040 - 11/01/2055	800	684
3.000% due 10/01/2040 - 11/01/2055	20,100	18,700
5.000% due 11/01/2055	6,700	6,641
5.500% due 11/01/2055	12,200	12,293
6.000% due 11/01/2055	25,900	26,456
6.500% due 11/01/2055	15,000	15,512

Total U.S. Government Agencies (Cost $118,315)		117,773

U.S. TREASURY OBLIGATIONS 4.9%

U.S. Treasury Bonds
3.125% due 02/15/2043	4,730	3,862
4.000% due 11/15/2042	3,100	2,867
4.000% due 11/15/2052	2,300	2,036

Total U.S. Treasury Obligations (Cost $10,976)		8,765

NON-AGENCY MORTGAGE-BACKED SECURITIES 31.5%

Adjustable Rate Mortgage Trust
4.672% due 03/25/2035 ~	9	9
4.783% due 11/25/2035 ~	67	47

AG Trust
6.166% due 07/15/2041 •	428	430

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	1,200	1,122

ATLX Trust
3.850% due 04/25/2063 þ	922	890

Banc of America Funding Trust
5.334% due 05/25/2035 ~	3,068	2,876

Banc of America Mortgage Trust
5.758% due 11/25/2033 ~	15	13
5.827% due 09/25/2033 ~	44	41
6.636% due 01/25/2034 ~	9	9
6.870% due 06/25/2034 ~	10	10
6.872% due 02/25/2034 ~	18	18
7.404% due 10/25/2035 ~	6	6

BCAP LLC Trust
6.500% due 02/26/2036 ~	381	162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.475% due 11/25/2036 ~	$218	$111
4.592% due 02/25/2034 •	99	94
4.612% due 08/25/2036 •	3	3

Bear Stearns ARM Trust
4.186% due 07/25/2034 ~	9	9
4.761% due 02/25/2034 ~	104	98
5.053% due 01/25/2035 ~	15	15
5.125% due 01/25/2035 ~	14	12
5.235% due 02/25/2034 ~	21	20
5.923% due 01/25/2034 ~	36	35
6.513% due 01/25/2034 ~	118	118
6.575% due 04/25/2033 ~	11	11
7.037% due 10/25/2033 ~	2	2

Benchmark Mortgage Trust
4.377% due 05/15/2053	873	871

CD Mortgage Trust
3.431% due 08/15/2050	400	393

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	908	816
5.606% due 09/25/2055 •	560	560

Chase Mortgage Finance Trust
4.511% due 12/25/2035 ~	20	18
4.838% due 12/25/2035 ~	16	15
6.522% due 02/25/2037 ~	73	72

CHL Mortgage Pass-Through Trust
4.622% due 08/25/2035 •	60	11
5.097% due 11/25/2034 ~	550	530
5.492% due 06/20/2035 ~	31	29
5.500% due 11/25/2035	67	31
6.137% due 12/25/2033 ~	19	19
6.248% due 02/20/2036 •	15	14

Citigroup Mortgage Loan Trust, Inc.
5.072% due 08/25/2035 •	27	26
6.000% due 09/25/2035 •	20	20
6.310% due 11/25/2035 •	21	22
6.490% due 05/25/2035 •	9	9
6.998% due 03/25/2034 ~	13	13

Countrywide Alternative Loan Trust
3.547% due 08/25/2035 ~	758	724
4.625% due 10/25/2035 ~	7	6
4.672% due 06/25/2037 •	597	551

Credit Suisse First Boston Mortgage Securities Corp.
5.921% due 11/25/2032 ~	4	4

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	200	193

CSFB Mortgage-Backed Pass-Through Certificates
5.369% due 01/25/2034 ~	81	78
6.230% due 07/25/2033 ~	187	182
6.458% due 10/25/2033 ~	7	7

CSMC Trust
3.904% due 04/25/2062 ~	875	845

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~	4	4

First Horizon Alternative Mortgage Securities Trust
5.074% due 08/25/2034 ~	28	29
5.474% due 07/25/2035 ~	60	31

First Horizon Mortgage Pass-Through Trust
4.542% due 02/25/2035 •	21	20
4.955% due 02/25/2035 •	46	44

GMACM Mortgage Loan Trust
3.763% due 11/19/2035 ~	21	18

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	1,238

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	1,957	1,842

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ	2,234	2,187

GSR Mortgage Loan Trust
3.837% due 08/25/2034 ~	10	10
4.317% due 05/25/2035 ~	32	24
4.622% due 01/25/2034 •	23	22
4.844% due 06/25/2034 ~	4	4
4.898% due 06/25/2034 ~	9	9
5.191% due 09/25/2035 ~	1,296	1,250
5.880% due 03/25/2033 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2032	$2	$2
6.300% due 09/25/2034 ~	802	811

HarborView Mortgage Loan Trust
4.628% due 02/19/2046 •	285	264
4.688% due 05/19/2035 •	16	16

Impac CMB Trust
4.912% due 08/25/2035 •	353	334

IndyMac ARM Trust
5.774% due 01/25/2032 ~	6	6

IndyMac INDX Mortgage Loan Trust
4.652% due 09/25/2046 •	199	183
5.052% due 05/25/2034 •	13	12

JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 ~	19	8

JP Morgan Chase Commercial Mortgage Securities Trust
5.614% due 12/15/2036 •	500	247

JP Morgan Mortgage Trust
5.204% due 07/25/2035 ~	94	91
5.425% due 11/25/2035 ~	55	45
5.439% due 10/25/2035 ~	112	105
5.882% due 09/25/2034 ~	1	1
5.945% due 11/25/2033 ~	2	2
6.262% due 07/25/2035 ~	59	58
6.706% due 11/25/2033 ~	2	2

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ	2,248	2,250

MASTR Adjustable Rate Mortgages Trust
3.800% due 02/25/2034 ~	134	121
4.398% due 01/25/2034 ~	3	3
4.766% due 08/25/2034 ~	163	161
5.321% due 12/25/2033 ~	11	10
5.578% due 11/21/2034 ~	18	17
5.762% due 01/25/2036 ~	11	11
6.500% due 09/25/2033 ~	78	79
6.534% due 07/25/2034 ~	66	65
6.606% due 08/25/2034 ~	62	61

Merrill Lynch Mortgage Investors Trust
3.186% due 02/25/2034 ~	18	15
4.892% due 08/25/2028 •	92	87
4.932% due 06/25/2028 •	17	16
5.087% due 04/25/2035 ~	110	99
5.290% due 03/25/2028 •	15	13
5.457% due 02/25/2035 ~	33	31
6.644% due 09/25/2033 ~	4	4

MFA Trust
1.014% due 01/26/2065 ~	305	290
1.324% due 01/26/2065 ~	109	104
1.632% due 01/26/2065 ~	109	104
2.479% due 03/25/2065 ~	96	93
4.250% due 02/25/2066 ~	873	840

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	330	321

Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~	1,800	1,591

Morgan Stanley Mortgage Loan Trust
4.592% due 01/25/2035 •	351	334

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,626	1,573
2.750% due 11/25/2059 ~	2,115	2,038
3.500% due 10/25/2059 ~	62	58

NLT Trust
3.200% due 10/25/2062 ~	815	744

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.350% due 10/25/2035 ~	11	10

OBX Trust
1.072% due 02/25/2066 ~	2,412	2,110

PRET Trust
4.000% due 03/25/2065 «þ	900	876

Prime Mortgage Trust
4.672% due 02/25/2034 •	7	7
6.000% due 02/25/2034	2	2

PRPM LLC
4.000% due 06/25/2053 þ	1,375	1,362
4.000% due 07/25/2054 þ	723	713
4.000% due 08/25/2054 þ	718	708

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	165

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RCKT Mortgage Trust
5.846% due 08/25/2044 þ	$147	$149

Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	309	140

RFMSI Trust
6.096% due 02/25/2036 ~	53	49
6.500% due 03/25/2032	4	4

Sequoia Mortgage Trust
4.896% due 07/20/2034 ~	9	8
4.978% due 03/20/2035 •	37	34
5.010% due 04/20/2033 •	6	6

Sequoia Mortgage Trust 10
5.050% due 10/20/2027 •	7	7

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	108	103
1.439% due 11/25/2055 ~	54	52
1.486% due 04/25/2065 ~	83	81
1.593% due 11/25/2055 ~	54	52

Structured Adjustable Rate Mortgage Loan Trust
4.512% due 03/25/2035 •	34	29
4.572% due 09/25/2034 •	62	59
5.238% due 09/25/2034 ~	14	14

Structured Asset Mortgage Investments II Trust
4.928% due 05/19/2035 •	59	56
4.948% due 02/19/2035 •	953	908

Structured Asset Mortgage Investments Trust
4.928% due 11/19/2033 •	9	8

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.309% due 09/25/2033 ~	13	12
5.621% due 11/25/2033 ~	6	6
6.555% due 06/25/2033 ~	110	108
6.698% due 03/25/2033 ~	62	61

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	181	177
3.750% due 03/25/2058 ~	850	829
4.562% due 10/25/2064 ~	1,466	1,477
5.272% due 05/25/2058 •	2,686	2,748
5.272% due 10/25/2059 •	92	92

Verus Securitization Trust
5.799% due 07/25/2069 þ	767	775

WaMu Mortgage Pass-Through Certificates Trust
4.546% due 10/25/2035 ~	283	259
4.680% due 09/25/2035 ~	125	119
4.812% due 12/25/2045 •	915	843
4.852% due 10/25/2045 •	799	792
4.852% due 12/25/2045 •	602	607
5.072% due 01/25/2045 •	361	358
5.153% due 08/25/2046 •	19	17
5.201% due 08/25/2046 •	980	854
5.353% due 11/25/2042 •	37	35
5.471% due 08/25/2033 ~	151	145
5.553% due 08/25/2042 •	3	3
5.653% due 09/25/2046 •	2,363	2,310
6.200% due 10/25/2033 ~	49	47

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.690% due 06/25/2033 ~	6	5
6.350% due 02/25/2033 ~	1	1
6.721% due 11/25/2030 ~	8	8
7.000% due 03/25/2034	11	11

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	560
3.809% due 12/15/2048	173	173
4.023% due 03/15/2052	300	297
5.693% due 10/15/2042 «•(a)	900	898
5.793% due 07/15/2037 •	900	903

Wells Fargo Mortgage-Backed Securities Trust
6.461% due 08/25/2035 ~	2	2

Worldwide Plaza Trust
3.526% due 11/10/2036	1,000	676

WSTN Trust
6.518% due 07/05/2037 ~	500	510

Total Non-Agency Mortgage-Backed Securities (Cost $59,015)		56,538

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 45.6%

AUTOMOBILE ABS OTHER 0.0%

CarMax Select Receivables Trust
5.102% due 09/15/2027 •	$34	$34

AUTOMOBILE SEQUENTIAL 14.2%

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	800	801
4.840% due 09/15/2027	265	265
4.840% due 01/18/2028	801	801

CarMax Auto Owner Trust
4.420% due 08/15/2028	880	884

CarMax Select Receivables Trust
4.120% due 03/15/2030	500	500
4.166% due 10/15/2026	400	400
5.400% due 11/15/2028	100	101
5.780% due 09/15/2027	34	34

Carvana Auto Receivables Trust
4.070% due 02/12/2029	900	900

CPS Auto Receivables Trust
5.880% due 02/15/2028	23	23

Drive Auto Receivables Trust
4.140% due 09/15/2032	100	100
4.290% due 10/16/2028	200	200
4.870% due 08/15/2028	1,406	1,409

Enterprise Fleet Financing LLC
4.500% due 04/20/2028	900	905

Exeter Automobile Receivables Trust
4.530% due 03/15/2028	900	901

FHF Issuer Trust
4.940% due 11/15/2030	613	612

Flagship Credit Auto Trust
4.880% due 11/15/2028	268	269

GLS Auto Select Receivables Trust
5.590% due 10/15/2029	328	333

Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	800	805
4.560% due 03/15/2027	442	443

LAD Auto Receivables Trust
4.300% due 07/17/2028	800	802
4.600% due 12/15/2027	568	569

M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	692	694

Mercedes-Benz Auto Lease Trust
4.570% due 04/17/2028	1,600	1,611

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	800	804
4.500% due 02/15/2028	1,500	1,507
4.510% due 06/15/2027	493	494

Octane Receivables Trust
4.940% due 05/20/2030	643	647

Porsche Innovative Lease Owner Trust
4.600% due 12/20/2027	700	702

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	800	802
4.880% due 09/15/2027	175	175

SCCU Auto Receivables Trust
4.570% due 01/15/2031	900	907
5.110% due 06/15/2029	1,000	1,008

SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	850	852
4.550% due 06/20/2030	800	805

Stellantis Financial Underwritten Enhanced Lease Trust
4.310% due 05/22/2028	1,100	1,105

Tesla Auto Lease Trust
4.790% due 01/20/2027	312	312

Westlake Automobile Receivables Trust
4.660% due 09/15/2028	900	903

World Omni Select Auto Trust
4.140% due 05/15/2030	100	100

		25,485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.9%

BDS LLC
5.415% due 10/21/2042 •	$850	$852

BXMT Ltd.
6.157% due 11/15/2037 •	330	330

TRTX Issuer Ltd.
5.457% due 03/15/2038 •	385	385

		1,567

HOME EQUITY OTHER 4.9%

Accredited Mortgage Loan Trust
4.815% due 01/25/2035 •	278	277

Bear Stearns Asset-Backed Securities Trust
5.272% due 11/25/2042 •	52	51

Countrywide Asset-Backed Certificates
4.692% due 08/25/2034 •	1,080	1,068

Countrywide Asset-Backed Certificates Trust
4.812% due 12/25/2034 •	2,707	2,641

Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 þ	274	254

EquiFirst Mortgage Loan Trust
5.386% due 09/25/2033 •	23	22

Home Equity Asset Trust
4.872% due 11/25/2032 •	8	7

HSI Asset Securitization Corp. Trust
4.372% due 10/25/2036 •	5	2

Long Beach Mortgage Loan Trust
4.832% due 10/25/2034 •	635	630
4.972% due 03/25/2032 •	16	16
5.127% due 07/25/2034 •	849	846

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.622% due 02/25/2033 •	32	35

Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0

NovaStar Mortgage Funding Trust
5.012% due 02/25/2034 •	1,284	1,288

Renaissance Home Equity Loan Trust
4.972% due 08/25/2032 •	10	9
5.372% due 09/25/2037 •	3,124	1,259

Soundview Home Loan Trust
5.572% due 11/25/2033 •	2	2

Terwin Mortgage Trust
5.397% due 04/25/2036 •	292	292

		8,699

HOME EQUITY SEQUENTIAL 0.1%

Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	183	182

WHOLE LOAN COLLATERAL 1.2%

Bear Stearns Asset-Backed Securities Trust
5.299% due 10/25/2036 ~	353	176

PRET LLC
5.843% due 09/25/2051 þ	2,029	2,032

		2,208

OTHER ABS 24.3%

Affirm Master Trust
4.990% due 02/15/2033	800	807

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037	919	909

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	900	885

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038	900	887

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039	1,000	962

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037	819	811

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •	$900	$901

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •	800	801

Atlantic Avenue Ltd.
0.000% due 10/15/2038 •(a)	900	900

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •	1,000	1,001

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •	850	853

Bryant Park Funding Ltd.
5.938% due 04/15/2037 •	1,000	1,005

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039	1,000	966

College Avenue Student Loans LLC
1.600% due 07/25/2051	504	464
3.280% due 12/28/2048	802	770
4.130% due 12/26/2047	406	401
5.472% due 12/26/2047 •	296	296
5.537% due 07/25/2051 •	288	288

Commonbond Student Loan Trust
1.980% due 08/25/2050	359	323

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(a)	900	900

GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059	194	195

GreenSky Home Improvement Trust
5.880% due 06/25/2059	93	93

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •	850	851

LCM 31 Ltd.
5.605% due 07/20/2034 •	1,000	1,001

LCM 36 Ltd.
5.388% due 01/15/2034 •	1,000	1,003

LCM Loan Income Fund I Ltd.
5.617% due 04/20/2031 •	129	129

Lendmark Funding Trust
5.530% due 06/21/2032	1,000	1,016

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •	450	451

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •	1,700	1,702

Madison Park Funding XXXV Ltd.
5.577% due 04/20/2032 •	1,516	1,519

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Private Education Loan Trust
5.165% due 11/15/2068 •	$71	$71

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	392	368
3.010% due 12/15/2059	661	644
3.130% due 02/15/2068	113	112

Navient Student Loan Trust
4.000% due 12/15/2059	226	226

Nelnet Student Loan Trust
0.000% due 06/22/2065 •	900	901
1.420% due 04/20/2062	1,128	1,068

Pagaya AI Debt Grantor Trust
5.183% due 06/15/2032	312	314

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	172	173

Pagaya AI Debt Trust
5.373% due 01/17/2033	800	807

Parallel Ltd.
5.428% due 07/15/2034 •	800	801

Reach ABS Trust
6.300% due 02/18/2031	65	65

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(a)	900	900

SLM Private Credit Student Loan Trust
4.569% due 12/15/2039 •	129	126
4.589% due 06/15/2039 •	1,811	1,740
4.629% due 06/15/2039 •	712	696

SMB Private Education Loan Trust
1.290% due 07/15/2053	651	621
1.600% due 09/15/2054	473	446
2.230% due 09/15/2037	181	176
2.840% due 06/15/2037	158	155
3.940% due 02/16/2055	711	696
5.822% due 02/16/2055 •	813	821

SoFi Consumer Loan Program Trust
4.800% due 02/27/2034	503	506
4.820% due 06/25/2034	319	321

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •	200	200

TCW CLO Ltd.
5.918% due 01/16/2037 •	4,000	4,019

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	696	701

Upstart Pass-Through Trust
7.900% due 10/20/2028	65	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •	$1,000	$1,002

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •	792	793

Wind River CLO Ltd.
5.378% due 10/15/2034 •	845	847

		43,472

Total Asset-Backed Securities (Cost $83,576)		81,647

	SHARES

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (c)	39,202	39

Total Short-Term Instruments (Cost $39)		39

Total Investments in Securities (Cost $272,952)		264,764

INVESTMENTS IN AFFILIATES 7.1%

SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%

PIMCO Short-Term Floating NAV Portfolio III	1,299,168	12,653

Total Short-Term Instruments (Cost $12,648)		12,653

Total Investments in Affiliates (Cost $12,648)		12,653

Total Investments 154.8% (Cost $285,600)		$277,417

Financial Derivative Instruments (d)(e) 0.1% (Cost or Premiums, net $990)		150

Other Assets and Liabilities, net (54.9)%		(98,413)

Net Assets 100.0%		$179,154

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	167

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$6,700	$(5,400)	$(5,402)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	2,150	(1,971)	(1,964)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	400	(378)	(377)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2055	100	(95)	(97)

Total Short Sales (4.4)%				$(7,844)	$(7,840)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	6	$(1,445)	$0	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	6	(1,448)	(2)	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	3	0	0
U.S. Treasury 5-Year Note December Futures	12/2025	268	(29,264)	29	0	(11)
U.S. Treasury 10-Year Note December Futures	12/2025	105	(11,813)	(53)	2	0
U.S. Treasury Long-Term Bond December Futures	12/2025	31	(3,614)	(80)	8	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	72	(8,645)	(213)	40	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	213	(24,512)	(233)	13	0

Total Futures Contracts				$(549)	$63	$(11)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.300%	Annual	01/17/2026	$1,000	$17	$3	$20	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	40	(20)	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(452)	464	12	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	10	(4)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	11,400	26	9	35	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	10,600	121	104	225	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	943	2,148	3,091	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(20)	(24)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	8	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	39	(222)	(183)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(142)	85	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	(12)	39	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	2	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	4	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(11)	(505)	(516)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	(3)	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(23)	(1)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	6	(84)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	1	(37)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	(1)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(1)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	17,700	0	135	135	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.572	Annual	11/30/2029	10,700	0	84	84	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	(24)	115	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	(23)	113	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	(30)	514	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(41)	308	267	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(3)	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(3)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	1	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	(13)	124	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,510	57	(23)	34	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	574	1,942	2,516	0	(8)

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$9,910	$(158)	$71	$(87)	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	22	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	53	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	44	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(45)	45	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	80	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	56	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	100	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	100	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	44	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	44	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	29	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	24	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	38	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	62	(25)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	47	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	29	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	29	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	29	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	18	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	28	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	29	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	29	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	(11)	89	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	8	(76)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	153	(226)	(73)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	91	390	481	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	(5)	101	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	2	(62)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	2	(61)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	2	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	2	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	(1)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	0	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	0	(35)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(5)	(48)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	0	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	1	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(40)	(5)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(5)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	(1)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,780	66	(33)	33	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(18)	(174)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(9)	(84)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	6,300	0	81	81	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	5,700	0	66	66	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	4,700	0	56	56	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	7,800	0	93	93	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	7,000	0	94	94	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(14)	(489)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(17)	(293)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	260	3	1	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(4)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(5)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(7)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	10	0	0	0	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	30	1	(1)	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(5)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(4)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(6)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(5)	(12)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(49)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	88	(62)	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	(3)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	22,100	1,106	(325)	781	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(22)	(1,353)	(1,375)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(8)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(9)	(40)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	13,600	1,459	3,621	5,080	32	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(10)	(15)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	169

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	12/20/2053	$400	$6	$45	$51	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	10,200	(1,390)	135	(1,255)	0	(29)

Total Swap Agreements						$1,136	$7,610	$8,746	$98	$(106)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$63	$98	$161	$0	$(11)	$(106)	$(117)

Cash of $4,202 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
									Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$	16	$0	$0	$0	$0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		10,950	(111)	147	36	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		1	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		50	(3)	3	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		15	(1)	1	0	0

MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		3	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,100	(24)	34	10	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		2,400	11	2	13	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		9,200	(18)	65	47	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		6	0	0	0	0

Total Swap Agreements							$(146)	$252	$106	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
GST	$0	$0	$36	$36	$0	$0	$0	$0	$36	$0	$36
SAL	0	0	70	70	0	0	0	0	70	0	70

Total Over the Counter	$0	$0	$106	$106	$0	$0	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$63	$63
Swap Agreements	0	0	0	0	98	98

	$0	$0	$0	$0	$161	$161

Over the counter
Swap Agreements	$0	$106	$0	$0	$0	$106

	$0	$106	$0	$0	$161	$267

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11
Swap Agreements	0	0	0	0	106	106

	$0	$0	$0	$0	$117	$117

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$297	$297
Swap Agreements	0	0	0	0	1,123	1,123

	$0	$0	$0	$0	$1,420	$1,420

Over the counter
Written Options	$0	$0	$0	$0	$1	$1
Swap Agreements	0	70	0	0	0	70

	$0	$70	$0	$0	$1	$71

	$0	$70	$0	$0	$1,421	$1,491

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(642)	$(642)
Swap Agreements	0	0	0	0	(760)	(760)

	$0	$0	$0	$0	$(1,402)	$(1,402)

Over the counter
Swap Agreements	$0	$99	$0	$0	$0	$99

	$0	$99	$0	$0	$(1,402)	$(1,303)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	171

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2	$0	$2
U.S. Government Agencies	0	117,773	0	117,773
U.S. Treasury Obligations	0	8,765	0	8,765
Non-Agency Mortgage-Backed Securities	0	54,764	1,774	56,538
Asset-Backed Securities
Automobile ABS Other	0	34	0	34
Automobile Sequential	0	25,485	0	25,485
CMBS Other	0	1,567	0	1,567
Home Equity Other	0	8,699	0	8,699
Home Equity Sequential	0	182	0	182
Whole Loan Collateral	0	2,208	0	2,208
Other ABS	0	43,472	0	43,472
Short-Term Instruments
Mutual Funds	0	39	0	39

	$0	$262,990	$1,774	$264,764

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,653	$0	$0	$12,653

Total Investments	$12,653	$262,990	$1,774	$277,417

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,840)	$0	$(7,840)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	161	0	161
Over the counter	0	106	0	106

	$0	$267	$0	$267

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(117)	$0	$(117)

Total Financial Derivative Instruments	$0	$150	$0	$150

Totals	$12,653	$255,300	$1,774	$269,727

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	September 30, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.7%

CORPORATE BONDS & NOTES 9.6%

BANKING & FINANCE 6.1%

ABN AMRO Bank NV
1.542% due 06/16/2027 •	$5,300	$5,197

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	18,900	18,574

Allstate Corp.
0.750% due 12/15/2025	1,000	993

American Express Co.
4.932% (SOFRINDX + 0.650%) due 11/04/2026 ~	1,200	1,203
5.639% (SOFRINDX + 1.350%) due 10/30/2026 ~	1,000	1,001

American Honda Finance Corp.
4.806% due 12/11/2026 •	2,344	2,346
4.831% (SOFRRATE + 0.500%) due 10/10/2025 ~	25,504	25,506
4.880% due 10/06/2026 •	11,200	11,220
4.950% due 01/09/2026	600	601
5.139% (SOFRINDX + 0.790%) due 10/03/2025 ~	1,123	1,123

American Tower Corp.
1.450% due 09/15/2026	1,050	1,025
4.400% due 02/15/2026	264	264

Asian Development Bank
5.182% (SOFRINDX + 1.000%) due 06/16/2026 ~	10,300	10,361

Athene Global Funding
1.450% due 01/08/2026	1,500	1,488
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~	11,900	11,965
5.620% due 05/08/2026	200	202
5.684% due 02/23/2026	14,500	14,568

Australia & New Zealand Banking Group Ltd.
4.745% (SOFRRATE + 0.560%) due 03/18/2026 ~	1,265	1,267
4.989% (SOFRRATE + 0.640%) due 10/03/2025 ~	9,400	9,400

Bank of America Corp.
1.197% due 10/24/2026 •	5,000	4,990
5.080% due 01/20/2027 •	19,200	19,237

Bank of Montreal
5.342% (SOFRINDX + 1.160%) due 12/11/2026 ~	510	515
5.530% (SOFRINDX + 1.330%) due 06/05/2026 ~	4,800	4,835

Bank of Nova Scotia
4.759% (SOFRINDX + 0.545%) due 03/02/2026 ~	1,000	1,001

Banque Federative du Credit Mutuel SA
4.935% due 01/26/2026	4,428	4,437
5.433% (SOFRRATE + 1.130%) due 01/23/2027 ~	225	226

Barclays PLC
4.375% due 01/12/2026	10,700	10,701
5.829% due 05/09/2027 •	21,000	21,188
7.325% due 11/02/2026 •	3,500	3,508

BPCE SA
5.100% due 01/26/2026	1,800	1,805
5.975% due 01/18/2027 •	10,800	10,841

Canadian Imperial Bank of Commerce
1.250% due 06/22/2026	700	686

Caterpillar Financial Services Corp.
4.682% due 02/27/2026 •	2,213	2,215

Charles Schwab Corp.
4.776% (SOFRINDX + 0.520%) due 05/13/2026 ~	2,300	2,303

Citibank NA
4.879% (SOFRINDX + 0.590%) due 04/30/2026 ~	2,100	2,103
4.980% (SOFRRATE + 0.708%) due 08/06/2026 ~	8,200	8,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Global Markets Holdings, Inc.
4.610% (SOFRRATE + 0.480%) due 01/20/2026 ~	$8,100	$8,095

Citigroup, Inc.
1.122% due 01/28/2027 •	20,500	20,290

Commonwealth Bank of Australia
4.701% (SOFRRATE + 0.460%) due 11/27/2026 ~	14,400	14,432
4.720% (SOFRRATE + 0.520%) due 06/15/2026 ~	3,800	3,807
4.950% (SOFRRATE + 0.750%) due 03/13/2026 ~	1,500	1,504

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	1,000	987
5.043% (SOFRINDX + 0.710%) due 01/09/2026 ~	28,900	28,940

Corebridge Global Funding
5.350% due 06/24/2026	1,200	1,210

Crown Castle, Inc.
1.050% due 07/15/2026	6,400	6,242
4.450% due 02/15/2026	1,500	1,499

Deutsche Bank AG
1.686% due 03/19/2026	735	727

DNB Bank ASA
5.896% due 10/09/2026 •	1,000	1,000

European Bank for Reconstruction & Development
4.518% (SOFRINDX + 0.190%) due 04/14/2026 ~	30,000	29,995

Federation des Caisses Desjardins du Quebec
4.850% due 10/14/2025	2,900	2,901

GA Global Funding Trust
1.625% due 01/15/2026	900	893

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	2,000	1,975
4.984% due 12/09/2026 •	4,545	4,550

Guardian Life Global Funding
0.875% due 12/10/2025	100	99

HSBC Holdings PLC
7.336% due 11/03/2026 •	2,700	2,706

International Bank for Reconstruction & Development
4.519% (SOFRINDX + 0.280%) due 02/23/2027 ~	2,300	2,302
4.705% due 01/12/2027 •	8,500	8,514

Jackson National Life Global Funding
5.500% due 01/09/2026	400	401
5.600% due 04/10/2026	2,900	2,922

John Deere Capital Corp.
4.790% (SOFRRATE + 0.570%) due 03/03/2026 ~	2,400	2,404
4.796% due 10/22/2025 •	2,275	2,275
5.001% due 06/08/2026 •	910	914

JPMorgan Chase & Co.
3.960% due 01/29/2027 •	34,600	34,562

Kreditanstalt fuer Wiederaufbau
5.300% (SOFRINDX + 1.000%) due 10/30/2026 ~	7,400	7,466

Landeskreditbank Baden-Wuerttemberg Foerderbank
5.277% (SOFRINDX + 1.000%) due 05/08/2026 ~	17,000	17,082

Morgan Stanley
5.050% due 01/28/2027 •	11,600	11,626

National Australia Bank Ltd.
4.853% (SOFRRATE + 0.550%) due 01/29/2026 ~	450	450

Nationwide Building Society
4.000% due 09/14/2026	400	399

NatWest Group PLC
4.800% due 04/05/2026	2,750	2,759
7.472% due 11/10/2026 •	7,700	7,724

New York Life Global Funding
4.674% (SOFRRATE + 0.480%) due 06/09/2026 ~	3,258	3,264
4.898% due 01/16/2026 •	9,000	9,010

Nomura Holdings, Inc.
1.653% due 07/14/2026	5,800	5,690

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Bank Abp
1.500% due 09/30/2026	$1,000	$976

Pacific Life Global Funding II
4.752% due 03/27/2026 •	2,755	2,760

PNC Bank NA
4.826% (SOFRRATE + 0.500%) due 01/15/2027 ~	22,900	22,909

PNC Financial Services Group, Inc.
4.758% due 01/26/2027 •	2,838	2,841

Protective Life Global Funding
4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~	21,500	21,516

Royal Bank of Canada
4.743% (SOFRINDX + 0.460%) due 08/03/2026 ~	1,000	1,002
4.838% (SOFRRATE + 0.525%) due 01/20/2026 ~	10,100	10,112
4.870% (SOFRINDX + 0.570%) due 04/27/2026 ~	600	601
4.875% due 01/12/2026	4,290	4,298
Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •	5,500	5,516

Sumitomo Mitsui Financial Group, Inc.
2.632% due 07/14/2026	5,700	5,639
3.784% due 03/09/2026	30,691	30,654
5.637% (SOFRRATE + 1.300%) due 07/13/2026 ~	500	504
5.767% (SOFRRATE + 1.430%) due 01/13/2026 ~	1,499	1,504

Sumitomo Mitsui Trust Bank Ltd.
5.650% due 03/09/2026	2,000	2,013

Toronto-Dominion Bank
1.200% due 06/03/2026	3,600	3,534
4.811% (SOFRRATE + 0.480%) due 10/10/2025 ~	6,485	6,485
5.103% due 01/09/2026	693	695
5.396% (SOFRRATE + 1.080%) due 07/17/2026 ~	1,800	1,812

Toyota Motor Credit Corp.
4.781% (SOFRINDX + 0.450%) due 04/10/2026 ~	19,000	19,021

UBS Group AG
1.305% due 02/02/2027 •	3,600	3,564
5.711% due 01/12/2027 •	7,575	7,602

Voya Financial, Inc.
3.650% due 06/15/2026	470	468

Wells Fargo & Co.
3.000% due 04/22/2026	3,400	3,381

Wells Fargo Bank NA
5.036% (SOFRRATE + 0.710%) due 01/15/2026 ~	9,600	9,610

Westpac Banking Corp.
4.984% (SOFRRATE + 0.720%) due 11/17/2025 ~	4,300	4,303

Weyerhaeuser Co.
4.750% due 05/15/2026	3,350	3,360

		645,415

INDUSTRIALS 2.7%

Altria Group, Inc.
4.400% due 02/14/2026	6,500	6,496

BAT International Finance PLC
1.668% due 03/25/2026	47,198	46,634

Baxter International, Inc.
2.600% due 08/15/2026	1,000	986

Bayer U.S. Finance II LLC
4.250% due 12/15/2025	1,650	1,649

Boeing Co.
2.196% due 02/04/2026	8,100	8,040
3.100% due 05/01/2026	7,600	7,550

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875% due 01/15/2027	2,300	2,299

Cigna Group
1.250% due 03/15/2026	600	592

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	173

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conagra Brands, Inc.
4.600% due 11/01/2025	$300	$300

Dell International LLC/EMC Corp.
6.020% due 06/15/2026	6,600	6,654

Energy Transfer LP
4.750% due 01/15/2026	671	671
6.050% due 12/01/2026	2,310	2,354

Expedia Group, Inc.
5.000% due 02/15/2026	166	166

GlaxoSmithKline Capital PLC
4.679% (SOFRRATE + 0.500%) due 03/12/2027 ~	300	301

Global Payments, Inc.
1.200% due 03/01/2026	11,600	11,448

HCA, Inc.
5.375% due 09/01/2026	2,300	2,310
5.875% due 02/15/2026	10,401	10,415

Home Depot, Inc.
4.486% (SOFRRATE + 0.330%) due 12/24/2025 ~	300	300

Hyundai Capital America
6.250% due 11/03/2025	2,100	2,103

Keurig Dr. Pepper, Inc.
3.400% due 11/15/2025	1,111	1,109

LYB International Finance III LLC
1.250% due 10/01/2025	525	525

Marvell Technology, Inc.
1.650% due 04/15/2026	1,700	1,675

Molson Coors Beverage Co.
3.000% due 07/15/2026	1,700	1,685

MPLX LP
1.750% due 03/01/2026	9,800	9,699

NTT Finance Corp.
1.162% due 04/03/2026	3,295	3,244

Oracle Corp.
1.650% due 03/25/2026	67,100	66,318
2.650% due 07/15/2026	9,300	9,193
5.800% due 11/10/2025	202	202

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200% due 11/15/2025	4,799	4,779

PepsiCo, Inc.
4.656% (SOFRINDX + 0.400%) due 02/13/2026 ~	900	901

Philip Morris International, Inc.
4.875% due 02/13/2026	2,500	2,506

Rogers Communications, Inc.
3.625% due 12/15/2025	5,882	5,871

RTX Corp.
5.000% due 02/27/2026	400	401

Starbucks Corp.
2.450% due 06/15/2026	700	693

T-Mobile USA, Inc.
2.250% due 02/15/2026	3,500	3,473
2.625% due 04/15/2026	6,000	5,952

Take-Two Interactive Software, Inc.
5.000% due 03/28/2026	3,504	3,517

UnitedHealth Group, Inc.
4.826% (SOFRRATE + 0.500%) due 07/15/2026 ~	4,700	4,706

VMware LLC
1.400% due 08/15/2026	1,400	1,369

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	500	498
4.625% due 11/13/2025	3,200	3,199
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~	2,000	2,004
5.400% due 03/20/2026	22,000	22,118

Zimmer Biomet Holdings, Inc.
3.050% due 01/15/2026	17,100	17,031

		283,936

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.8%

CenterPoint Energy, Inc.
1.450% due 06/01/2026	$750	$736

Dominion Energy, Inc.
3.900% due 10/01/2025	400	400

Electricite de France SA
3.625% due 10/13/2025	2,000	1,999

Georgia Power Co.
4.456% (SOFRINDX + 0.280%) due 09/15/2026 ~	6,700	6,702

National Rural Utilities Cooperative Finance Corp.
4.611% (SOFRRATE + 0.400%) due 12/03/2025 ~	1,996	1,997
4.809% (SOFRRATE + 0.580%) due 11/22/2026 ~	3,600	3,615

NextEra Energy Capital Holdings, Inc.
5.054% (SOFRINDX + 0.760%) due 01/29/2026 ~	4,200	4,208

ONEOK, Inc.
4.850% due 07/15/2026	3,600	3,613

Pacific Gas & Electric Co.
2.950% due 03/01/2026	9,500	9,436
3.150% due 01/01/2026	34,594	34,486

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~	400	401

Southwestern Electric Power Co.
1.650% due 03/15/2026	13,900	13,738

WEC Energy Group, Inc.
4.750% due 01/09/2026	1,600	1,602

		82,933

Total Corporate Bonds & Notes (Cost $1,010,851)		1,012,284

U.S. GOVERNMENT AGENCIES 1.1%

Federal Home Loan Banks
4.330% due 10/05/2027 •(a)	114,000	114,011

Total U.S. Government Agencies (Cost $114,000)		114,011

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Floating Rate Notes
4.057% due 07/31/2027 •	88,900	88,838

Total U.S. Treasury Obligations (Cost $88,860)		88,838

ASSET-BACKED SECURITIES 0.3%

AUTOMOBILE SEQUENTIAL 0.3%

American Heritage Auto Receivables Issuer Trust
4.453% due 09/15/2026	2,289	2,291

Enterprise Fleet Financing LLC
4.536% due 02/20/2026	230	230
4.555% due 05/20/2026	11,553	11,561

GM Financial Automobile Leasing Trust
4.359% due 08/20/2026	832	833

Stellantis Financial Underwritten Enhanced Lease Trust
4.390% due 08/20/2026	7,268	7,274

World Omni Auto Receivables Trust
4.359% due 08/17/2026	7,586	7,591

Total Asset-Backed Securities (Cost $29,758)		29,780

SOVEREIGN ISSUES 1.1%

BNG Bank NV
5.286% (SOFRINDX + 1.000%) due 08/05/2026 ~	8,200	8,251

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026	500	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPPIB Capital, Inc.
4.805% (SOFRRATE + 0.500%) due 07/27/2026 ~	$2,900	$2,907

Export Development Canada
4.314% (FEDL01 + 0.224%) due 08/13/2026 ~	50,000	49,981

Kommunalbanken AS
5.179% (SOFRINDX + 1.000%) due 06/17/2026 ~	5,150	5,177

Kommunekredit
5.305% (SOFRRATE + 1.000%) due 07/27/2026 ~	4,900	4,933

Svensk Exportkredit AB
5.286% (SOFRRATE + 1.000%) due 05/05/2027 ~	42,600	43,040

Total Sovereign Issues (Cost $114,844)		114,793

SHORT-TERM INSTRUMENTS 98.8%

CERTIFICATES OF DEPOSIT 0.2%

MUFG Bank Ltd.
4.410% (SOFRRATE + 0.250%) due 12/03/2025 ~	400	400
4.600% due 02/04/2026 ~	16,000	16,006

Sumitomo Mitsui Banking Corp.
4.350% (SOFRRATE + 0.230%) due 04/07/2026 ~	3,500	3,500
4.410% (SOFRRATE + 0.250%) due 12/05/2025 ~	6,500	6,502

		26,408

COMMERCIAL PAPER 0.4%

HCA, Inc.
4.580% due 10/15/2025	4,500	4,491

NextEra Energy Capital Holdings, Inc.
4.580% due 10/06/2025	1,100	1,099

Oracle Corp.
4.330% due 11/19/2025	31,600	31,415

		37,005

REPURCHASE AGREEMENTS (b) 97.8%
		10,277,621

SHORT-TERM NOTES 0.4%

ARI Fleet Lease Trust
4.559% due 05/15/2026	5,810	5,815

CarMax Auto Owner Trust
4.474% due 07/15/2026	24,945	24,960

Chase Auto Owner Trust
4.467% due 07/27/2026	5,656	5,658

Enterprise Fleet Financing LLC
4.551% due 07/20/2026	4,058	4,064

PenFed Auto Receivables Owner Trust
4.178% due 09/15/2026	1,000	1,000

		41,497

Total Short-Term Instruments (Cost $10,382,496)		10,382,531

Total Investments in Securities (Cost $11,740,809)		11,742,237

Total Investments 111.7% (Cost $11,740,809)		$11,742,237

Other Assets and Liabilities, net (11.7)%		(1,228,216)

Net Assets 100.0%		$10,514,021

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	4.240%	10/01/2025	10/02/2025		$500,000	U.S. Treasury Bonds 4.750% due 11/15/2053	$(508,022)	$500,000	$500,000
	4.350	09/30/2025	10/01/2025		500,000	U.S. Treasury Bonds 4.750% due 11/15/2053	(508,707)	500,000	500,060
BOS	4.170	10/01/2025	10/31/2025		200,000	U.S. Treasury Notes 1.125% - 4.500% due 02/28/2027 - 04/15/2027	(204,111)	200,000	200,000
	4.190	09/18/2025	10/07/2025		250,000	U.S. Treasury Notes 3.875% due 05/31/2027	(255,101)	250,000	250,378
	4.190	10/01/2025	10/07/2025		400,000	U.S. Treasury Notes 3.875% due 05/31/2027	(408,162)	400,000	400,000
	4.190	09/18/2025	10/08/2025		50,000	U.S. Treasury Notes 3.875% due 10/15/2027	(51,021)	50,000	50,075
	4.190	09/19/2025	10/16/2025		100,000	U.S. Treasury Bonds 3.875% due 05/15/2043	(102,020)	100,000	100,140
	4.200	09/19/2025	10/15/2025		50,000	U.S. Treasury Notes 4.250% due 02/15/2028	(50,986)	50,000	50,070
	4.200	09/18/2025	10/27/2025		550,000	U.S. Treasury Notes 2.750% - 4.250% due 01/15/2028 - 02/15/2028	(561,040)	550,000	550,834
	4.200	09/29/2025	10/27/2025		50,000	U.S. Treasury Notes 4.125% due 01/31/2027	(51,071)	50,000	50,012
	4.210	09/19/2025	10/07/2025		100,000	U.S. Treasury Notes 3.750% due 06/30/2027	(102,028)	100,000	100,140
	4.220	09/30/2025	10/01/2025		620,500	U.S. Treasury Notes 1.250% - 4.375% due 12/31/2026 - 12/31/2029	(633,232)	620,500	620,573
	4.220	09/23/2025	10/09/2025		400,000	U.S. Treasury Notes 0.500% - 3.750% due 06/30/2027 - 08/31/2027	(408,470)	400,000	400,375
	4.220	09/16/2025	10/14/2025		100,000	U.S. Treasury Notes 4.250% due 11/30/2026	(102,161)	100,000	100,176
	4.220	09/16/2025	10/15/2025		150,000	U.S. Treasury Notes 3.750% due 06/30/2027	(153,042)	150,000	150,264
	4.240	09/12/2025	10/16/2025		50,000	U.S. Treasury Notes 4.250% due 06/30/2029	(50,904)	50,000	50,112
	4.240	09/12/2025	10/20/2025		50,000	U.S. Treasury Notes 4.250% due 06/30/2029	(50,904)	50,000	50,112
	4.250	09/25/2025	10/06/2025		400,000	U.S. Treasury Notes 0.625% - 4.250% due 04/30/2027 - 02/15/2028	(408,353)	400,000	400,283
	4.250	09/30/2025	10/06/2025		500,000	U.S. Treasury Notes 2.875% - 4.250% due 11/15/2027 - 05/15/2028	(510,561)	500,000	500,059
	4.250	09/12/2025	10/15/2025		450,000	U.S. Treasury Notes 2.750% - 4.625% due 04/30/2029 - 05/31/2029	(458,126)	450,000	451,009
	4.260	09/24/2025	10/06/2025		500,000	U.S. Treasury Notes 2.375% - 2.875% due 05/15/2028 - 03/31/2029	(504,563)	500,000	500,414
	4.260	09/12/2025	10/08/2025		100,000	U.S. Treasury Notes 3.625% due 03/31/2028	(100,176)	100,000	100,225
	4.260	09/12/2025	10/14/2025		250,000	U.S. Treasury Notes 4.250% due 02/28/2029	(254,754)	250,000	250,562
	4.270	09/15/2025	10/02/2025		100,000	U.S. Treasury Notes 1.125% due 02/28/2027	(102,108)	100,000	100,190
	4.270	09/11/2025	10/06/2025		500,000	U.S. Treasury Notes 1.250% - 3.750% due 04/30/2028 - 06/30/2028	(510,040)	500,000	501,186
	4.270	09/12/2025	10/09/2025		300,000	U.S. Treasury Notes 3.875% - 4.000% due 12/15/2025 - 06/15/2028	(306,011)	300,000	300,676
	4.280	09/25/2025	10/02/2025		200,000	U.S. Treasury Notes 3.625% due 08/15/2028	(204,009)	200,000	200,143
	4.280	09/30/2025	10/02/2025		400,000	U.S. Treasury Notes 4.000% due 02/29/2028	(408,531)	400,000	400,047
	4.280	09/25/2025	10/03/2025		200,000	U.S. Treasury Notes 3.625% due 08/15/2028	(204,009)	200,000	200,143
	4.280	09/11/2025	10/10/2025		100,000	U.S. Treasury Notes 3.875% due 07/15/2028	(101,864)	100,000	100,238
	4.290	09/15/2025	10/01/2025		250,000	U.S. Treasury Notes 4.250% due 11/30/2026	(255,404)	250,000	250,477
	4.290	09/30/2025	10/01/2025		160,000	U.S. Treasury Notes 1.250% - 1.500% due 12/31/2026 - 01/31/2027	(163,292)	160,000	160,019
	4.290	09/12/2025	10/02/2025		450,000	U.S. Treasury Notes 3.625% due 05/31/2028	(459,057)	450,000	451,019
	4.290	09/29/2025	10/02/2025		100,000	U.S. Treasury Notes 2.750% due 02/15/2028	(102,218)	100,000	100,024
	4.310	09/09/2025	10/01/2025		50,000	U.S. Treasury Notes 2.250% due 02/15/2027	(51,048)	50,000	50,132
	4.320	09/30/2025	10/01/2025		94,100	U.S. Treasury Notes 3.500% due 09/30/2027	(95,950)	94,100	94,111
	4.450	09/30/2025	10/01/2025		500,000	U.S. Treasury Notes 3.875% - 4.625% due 05/31/2027 - 09/30/2028	(506,542)	500,000	500,062
FICC STR	4.200	09/30/2025	10/01/2025		50,000	U.S. Treasury Bonds 2.000 - 4.200% due 02/15/2025 -02/15/2055	(51,000)	50,000	50,006
JPS	4.220	07/30/2024	TBD	(2)	501,521	U.S. Treasury Bonds 2.000% - 3.880% due 08/15/2040 - 08/15/2051	(493,790)	501,521	528,870
SAL	4.230	09/30/2025	10/01/2025		1,500	U.S. Treasury Notes 1.500% due 08/15/2026	(1,531)	1,500	1,500

Total Repurchase Agreements							$10,453,919)	$10,277,621	$10,314,716

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	175

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)	September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$1,000,060	$0	$0	$1,000,060	$(1,016,729)	$(16,669)
BOO	0	0	0	0	(18,635)	(18,635)
BOS	8,734,280	0	0	8,734,280	(8,890,868)	(156,588)
FICC STR	50,006	0	0	50,006	(51,000)	(994)
JPS	528,870	0	0	528,870	(537,392)	(8,522)
SAL	1,500	0	0	1,500	(1,531)	(31)

Total Borrowings and Other Financing Transactions	$10,314,716	$0	$0

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$645,415	$0	$645,415
Industrials	0	283,936	0	283,936
Utilities	0	82,933	0	82,933
U.S. Government Agencies	0	114,011	0	114,011
U.S. Treasury Obligations	0	88,838	0	88,838
Asset-Backed Securities
Automobile Sequential	0	29,780	0	29,780

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Sovereign Issues	$0	$114,793	$0	$114,793
Short-Term Instruments
Certificates of Deposit	0	26,408	0	26,408
Commercial Paper	0	37,005	0	37,005
Repurchase Agreements	0	10,277,621	0	10,277,621
Short-Term Notes	0	41,497	0	41,497

Total Investments	$0	$11,742,237	$0	$11,742,237

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	September 30, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6%

U.S. GOVERNMENT AGENCIES 0.5%

Federal Home Loan Mortgage Corp.
5.500% due 11/01/2038 - 10/01/2039	$32	$33
6.208% due 05/01/2032 •	3	3
6.483% due 07/01/2029 •	1	1
6.508% due 06/01/2035 •	310	321
6.676% due 02/01/2035 •	115	118
6.688% due 01/01/2032 •	1	2

Federal Home Loan Mortgage Corp. Coupon STRIPS
0.000% due 01/15/2032 (a)	563	433

Federal Home Loan Mortgage Corp. REMICS
4.500% due 06/15/2035 - 09/15/2035	293	294
4.987% due 06/15/2030 - 12/15/2032 •	13	13
5.000% due 01/15/2034	793	811
5.037% due 06/15/2031 •	5	5

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.583% due 07/25/2031 •	150	148
5.353% due 10/25/2044 - 02/25/2045 •	680	633
5.553% due 07/25/2044 •	306	297
6.500% due 10/25/2043	258	265

Federal National Mortgage Association
4.000% due 05/01/2030 - 12/01/2041	766	747
4.500% due 04/01/2028 - 11/01/2029	46	46
5.395% due 12/01/2029 •	3	3
5.420% due 06/01/2043 •	127	129
5.421% due 02/01/2041 - 10/01/2044 •	581	588
5.890% due 11/01/2035 •	45	45
5.950% due 11/01/2035 •	46	47
6.047% due 03/01/2035 •	99	100
6.250% due 12/01/2032 •	1	1
6.346% due 10/01/2032 •	2	2
6.842% due 01/01/2036 •	36	37

Federal National Mortgage Association Grantor Trust
4.492% due 07/25/2032 •	38	37
4.604% due 03/25/2032 •	111	107

Federal National Mortgage Association REMICS
4.523% due 12/25/2036 •	78	76
4.583% due 03/25/2034 •	21	21
4.593% due 03/25/2036 •	38	38
5.371% due 04/25/2032 •	5	5

Federal National Mortgage Association REMICS Trust
4.591% due 06/25/2033 •	50	48

Federal National Mortgage Association Trust
4.821% due 05/25/2042 •	55	55

Government National Mortgage Association
4.625% (H15T1Y + 1.500%) due 08/20/2026 ~	1	1
5.625% due 04/20/2027 - 04/20/2032 •	122	122

Total U.S. Government Agencies (Cost $5,688)		5,632

U.S. TREASURY OBLIGATIONS 88.7%

U.S. Treasury Bonds
1.375% due 11/15/2040 (d)	37,030	24,174
1.375% due 08/15/2050	150,550	75,742
1.625% due 11/15/2050	214,700	115,259
1.750% due 08/15/2041	12,400	8,417
1.875% due 02/15/2041	110,500	77,728
2.250% due 08/15/2049	50,320	32,130
2.250% due 02/15/2052	600	372
2.750% due 11/15/2042	83,400	64,619
2.875% due 05/15/2043 (d)	10,960	8,590
2.875% due 05/15/2049	56,970	41,575
3.000% due 05/15/2042	51,000	41,392
3.000% due 11/15/2044	213,100	166,792
3.000% due 08/15/2048 (d)	8,300	6,242
3.000% due 02/15/2049	38,140	28,565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% due 02/15/2043	$41,250	$33,682
3.625% due 08/15/2043	53,000	46,259
3.625% due 02/15/2044	32,300	28,047
4.000% due 11/15/2042	38,100	35,238
4.125% due 08/15/2044 (d)	7,500	6,964
4.375% due 02/15/2038	78,530	79,239
4.375% due 08/15/2043 (d)	23,300	22,494
4.500% due 05/15/2038	31,463	32,152

U.S. Treasury Notes
2.875% due 05/15/2028 (d)	9,680	9,500
3.875% due 03/31/2027	46,600	46,744
3.875% due 05/31/2027 (d)	44,100	44,257

Total U.S. Treasury Obligations (Cost $1,427,170)		1,076,173

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%

Bear Stearns ALT-A Trust
4.467% due 11/25/2036 ~	5,109	2,905
4.475% due 11/25/2036 ~	10,717	5,456
4.592% due 02/25/2034 •	353	334

Bear Stearns ARM Trust
6.341% due 11/25/2034 ~	154	147
6.513% due 01/25/2034 ~	68	68
6.575% due 04/25/2033 ~	10	10
6.625% due 04/25/2033 ~	5	5

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.522% due 08/25/2035 •	74	71

CHL Mortgage Pass-Through Trust
3.649% due 04/25/2035 ~	165	123
4.115% due 09/20/2036 ~	1,510	1,339
4.732% due 05/25/2035 •	388	343
4.852% due 04/25/2035 •	7	7
4.932% due 02/25/2035 •	249	236
4.952% due 02/25/2035 •	142	132

Citigroup Mortgage Loan Trust, Inc.
6.490% due 05/25/2035 •	43	43

Countrywide Alternative Loan Trust
4.430% due 02/20/2047 •	2,069	1,674
4.592% due 02/25/2047 •	183	180
4.632% due 05/25/2047 •	1,168	1,085
4.670% due 03/20/2046 •	1,493	1,397
4.672% due 05/25/2036 •	25	21
4.692% due 05/25/2035 •	201	193
4.832% due 12/25/2035 •	128	120
5.153% due 02/25/2036 •	122	112
5.500% due 03/25/2036	807	331

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1

DSLA Mortgage Loan Trust
4.988% due 08/19/2045 •	148	133

GreenPoint MTA Trust
4.712% due 06/25/2045 •	115	105

GSR Mortgage Loan Trust
4.292% due 04/25/2036 ~	1,396	836

HarborView Mortgage Loan Trust
4.508% due 03/19/2037 •	542	504
4.688% due 05/19/2035 •	472	456

IndyMac INDX Mortgage Loan Trust
4.912% due 02/25/2035 •	572	533

JP Morgan Mortgage Trust
5.204% due 07/25/2035 ~	127	122
5.244% due 02/25/2036 ~	242	168
5.990% due 07/25/2064 ~	798	807

MASTR Adjustable Rate Mortgages Trust
5.859% due 05/25/2034 ~	41	40

Merrill Lynch Mortgage Investors Trust
5.945% due 12/25/2032 •	12	12

RALI Trust
4.572% due 08/25/2035 •	391	272
5.513% due 09/25/2045 •	130	111

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	114	106

RFMSI Trust
6.500% due 03/25/2032	7	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
4.950% due 07/20/2033 •	$141	$141
4.955% due 07/20/2033 •	100	95

Sequoia Mortgage Trust 5
4.948% due 10/19/2026 •	54	53

Structured Adjustable Rate Mortgage Loan Trust
5.553% due 01/25/2035 •	144	133

Structured Asset Mortgage Investments II Trust
4.712% due 05/25/2036 •	5,970	4,929
4.828% due 07/19/2034 •	18	17
4.948% due 03/19/2034 •	52	49

WaMu Mortgage Pass-Through Certificates Trust
3.727% due 05/25/2046 •	188	155
3.943% due 12/25/2046 •	475	432
3.949% due 12/25/2046 •	646	571
4.792% due 11/25/2045 •	401	388
4.812% due 12/25/2045 •	129	131
4.883% due 01/25/2047 •	288	276
5.133% due 06/25/2046 •	919	864
5.153% due 02/25/2046 •	704	648
5.201% due 07/25/2046 •	2,151	1,966
5.201% due 08/25/2046 •	6,269	5,460
5.353% due 11/25/2042 •	82	79
5.653% due 09/25/2046 •	866	846
5.653% due 10/25/2046 •	304	289
6.187% due 03/25/2034 ~	20	21

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.319% due 05/25/2033 ~	30	30

Total Non-Agency Mortgage-Backed Securities (Cost $50,235)		38,118

ASSET-BACKED SECURITIES 3.2%

HOME EQUITY OTHER 0.3%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.352% due 05/25/2037 •	16	12
4.785% due 06/15/2031 •	268	265

C-BASS Trust
3.009% due 01/25/2037 •	805	237

Citigroup Global Markets Mortgage Securities VII, Inc.
5.622% due 01/25/2032 •	11	10

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	18	18

GE-WMC Mortgage Securities Trust
4.352% due 08/25/2036 •	38	16

GSAMP Trust
4.342% due 12/25/2036 •	362	179
4.452% due 11/25/2035 •	130	10

Home Equity Asset Trust
5.192% due 02/25/2033 •	1	1

HSI Asset Securitization Corp. Trust
4.372% due 10/25/2036 •	88	31

JP Morgan Mortgage Acquisition Trust
4.432% due 08/25/2036 •	25	11

Lehman ABS Mortgage Loan Trust
4.362% due 06/25/2037 •	327	218

Long Beach Mortgage Loan Trust
4.832% due 10/25/2034 •	1,336	1,324

MASTR Asset-Backed Securities Trust
4.372% due 11/25/2036 •	71	21

Merrill Lynch Mortgage Investors Trust
4.512% due 02/25/2037 •	247	70

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 05/25/2037 •	120	109

Morgan Stanley IXIS Real Estate Capital Trust
4.322% due 11/25/2036 •	29	9

New Century Home Equity Loan Trust
4.632% due 05/25/2036 •	102	103

Renaissance Home Equity Loan Trust
4.972% due 08/25/2032 •	2	2

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •	1,391	297

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	177

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
4.352% due 06/25/2037 •	$172	$115
4.392% due 11/25/2036 •	431	116

		3,174

WHOLE LOAN COLLATERAL 0.0%

Securitized Asset-Backed Receivables LLC Trust
4.432% due 11/25/2036 •	436	121

OTHER ABS 2.9%

Anchorage Capital CLO 28 Ltd.
6.025% due 04/20/2037 •	2,500	2,510

Apex Credit CLO Ltd.
6.125% due 04/20/2036 •	1,300	1,307

Atlas Senior Loan Fund XII Ltd.
5.760% due 10/24/2031 •	888	889

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •	783	785

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •	2,200	2,210

Carlyle Global Market Strategies CLO Ltd.
5.567% due 07/20/2031 •	803	804

Cathedral Lake VIII Ltd.
5.807% due 01/20/2035 •	1,000	1,004

Dewolf Park CLO Ltd.
5.499% due 10/15/2030 •	692	692

Diameter Capital CLO 4 Ltd.
6.148% due 01/15/2037 •	2,700	2,709
Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •	2,400	2,412
Dryden 37 Senior Loan Fund
5.679% due 01/15/2031 •	1,224	1,225
Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •	573	573

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Generate CLO 3 Ltd.
6.155% due 10/20/2036 •	$3,500	$3,527
KKR CLO 21 Ltd.
5.579% due 04/15/2031 •	314	315
KKR CLO 28 Ltd.
5.758% due 02/09/2035 •	1,700	1,706
Madison Park Funding XXIII Ltd.
5.545% due 07/27/2031 •	814	814
Magnetite XXV Ltd.
5.780% due 01/25/2032 •	590	591
Marble Point CLO XIV Ltd.
5.525% due 01/20/2032 •	389	388
Newark BSL CLO 2 Ltd.
5.550% due 07/25/2030 •	706	707
Romark WM-R Ltd.
5.617% due 04/20/2031 •	396	396
Sound Point CLO XVIII Ltd.
5.707% due 01/21/2031 •	320	321
Sound Point CLO XXIII
5.749% due 07/15/2034 •	1,000	1,002
Sound Point CLO XXVII Ltd.
5.760% due 10/25/2034 •	3,000	3,007
Sycamore Tree CLO Ltd.
6.005% due 01/20/2037 •	1,800	1,808
TCW CLO Ltd.
5.918% due 01/16/2037 •	1,000	1,005
Tiaa CLO III Ltd.
5.729% due 01/16/2031 •	72	72
Venture 35 CLO Ltd.
5.794% due 10/22/2031 •	1,710	1,712
Venture XIX CLO Ltd.
5.839% due 01/15/2032 •	991	993

		35,484

Total Asset-Backed Securities (Cost $41,758)		38,779

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (b)	1,476,243	$1,476

Total Short-Term Instruments (Cost $1,476)		1,476

Total Investments in Securities (Cost $1,526,327)		1,160,178

INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%

PIMCO Short-Term Floating NAV Portfolio III	4,202,959	40,933

Total Short-Term Instruments (Cost $40,927)		40,933

Total Investments in Affiliates (Cost) $40,927)		40,933

Total Investments 99.0% (Cost $1,567,254)		$1,201,111
Financial Derivative Instruments (c)(f) 0.0%(Cost or Premiums, net $8,739)		79
Other Assets and Liabilities, net 1.0%		11,666

Net Assets 100.0%		$1,212,856

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	11/01/2055	$17,000	$(16,054)	$(16,020)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2055	3,000	(2,937)	(2,909)

Total Short Sales (1.6)%				$(18,991)	$(18,929)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(29,523) at a weighted average interest rate of 4.415%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	6,168	$673,517	$(1,252)	$241	$0
U.S. Treasury 10-Year Note December Futures	12/2025	7,414	834,075	3,576	0	(116)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	245	29,415	1,117	0	(138)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	7,813	899,105	6,422	0	(488)

				$9,863	$241	$(742)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	5,539	$(1,154,319)	$720	$0	$(606)
U.S. Treasury Long-Term Bond December Futures	12/2025	2,354	(274,462)	(5,848)	589	0

				$(5,128)	$589	$(606)

Total Futures Contracts				$4,735	$830	$(1,348)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$11,700	$119	$110	$229	$1	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,200	14	12	26	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	300	7	0	7	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	68,200	1,211	357	1,568	5	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	34,500	777	16	793	5	0

					$2,128	$495	$2,623	$11	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.300%	Annual	02/28/2029	$118,000	$(155)	$1,099	$944	$0	$(78)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	765,584	(1,373)	2,262	889	0	(387)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	6,301	(38)	39	1	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	140,300	191	2,272	2,463	72	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	11,500	0	105	105	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	38,900	3	366	369	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/15/2034	394,400	0	14,746	14,746	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	31,000	(223)	72	(151)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	9,558	9,545	67	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	10,624	20,719	145	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053	114,046	(2,865)	(129)	(2,994)	329	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	4.137	Annual	11/15/2053	85,300	0	(2,763)	(2,763)	247	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	14,000	342	773	1,115	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	64,200	647	4,769	5,416	194	0

						$6,611	$43,793	$50,404	$1,096	$(508)

Total Swap Agreements						$8,739	$44,288	$53,027	$1,107	$(508)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	179

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(5)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$830	$1,107	$1,937	$0	$(1,348)	$(510)	$(1,858)

(d)

Securities with an aggregate market value of $70,002 and cash of $1,755 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$830	$830
Swap Agreements	0	11	0	0	1,096	1,107

	$0	$11	$0	$0	$1,926	$1,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,348	$1,348
Swap Agreements	0	2	0	0	508	510

	$0	$2	$0	$0	$1,856	$1,858

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37,364	$37,364
Swap Agreements	0	410	0	0	(3,918)	(3,508)

	$0	$410	$0	$0	$33,446	$33,856

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(17,589)	$(17,589)
Swap Agreements	0	645	0	0	(1,251)	(606)

	$0	$645	$0	$0	$(18,840)	$(18,195)

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
U.S. Government Agencies	$0	$5,632	$0	$5,632
U.S. Treasury Obligations	0	1,076,173	0	1,076,173
Non-Agency Mortgage-Backed Securities	0	38,118	0	38,118
Asset-Backed Securities
Home Equity Other	0	3,174	0	3,174
Whole Loan Collateral	0	121	0	121
Other ABS	0	35,484	0	35,484
Short-Term Instruments
Mutual Funds	0	1,476	0	1,476

	$0	$1,160,178	$0	$1,160,178

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,933	$0	$0	$40,933

Total Investments	$40,933	$1,160,178	$0	$1,201,111

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,929)	$0	$(18,929)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,937	$0	$1,937

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1,856)	$0	$(1,856)

Total Financial Derivative Instruments	$0	$81	$0	$81

Totals	$40,933	$1,141,330	$0	$1,182,263

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	181

Consolidated Schedule of Investments	PIMCO International Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 60.7%

AUSTRALIA 3.5%

SOVEREIGN ISSUES 3.5%

Australia Government Bonds
2.750% due 06/21/2035	AUD	31,400	$18,245

Total Australia (Cost $17,974)			18,245

CANADA 12.6%

SOVEREIGN ISSUES 12.6%

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	11,800	8,951

Province of British Columbia
4.150% due 06/18/2034		29,000	21,757

Province of Ontario
3.800% due 12/02/2034		13,300	9,687

Province of Quebec
3.600% due 09/01/2033		21,400	15,587
4.450% due 09/01/2034		13,600	10,415

Total Canada (Cost $63,478)			66,397

JAPAN 17.1%

SOVEREIGN ISSUES 17.1%

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	1,630,000	8,451

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		2,800,000	16,153
2.400% due 03/20/2055		3,060,000	18,031
2.800% due 06/20/2055		1,700,000	10,895

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		3,680,000	22,810
2.400% due 03/20/2045		2,100,000	13,833

Total Japan (Cost $97,587)			90,173

SUPRANATIONAL 7.3%

CORPORATE BONDS & NOTES 0.9%

European Investment Bank
2.250% due 12/14/2029	EUR	3,900	4,551

SOVEREIGN ISSUES 6.4%

European Union
2.875% due 10/05/2029		28,300	33,791

Total Supranational (Cost $34,739)			38,342

UNITED KINGDOM 6.9%

SOVEREIGN ISSUES 6.9%

U.K. Gilts
0.500% due 10/22/2061	GBP	2,900	954
4.375% due 07/31/2054		31,600	35,581

Total United Kingdom (Cost $40,571)			36,535

UNITED STATES 2.2%

ASSET-BACKED SECURITIES 0.6%

ABFC Trust
4.972% due 06/25/2034 •		$186	187

Amortizing Residential Collateral Trust
4.972% due 10/25/2031 •		68	68

Argent Securities Trust
4.452% due 07/25/2036 •		1,158	315

Asset-Backed Securities Corp. Home Equity Loan Trust
4.352% due 05/25/2037 •		33	24

C-BASS Trust
3.009% due 01/25/2037 •		240	71
4.392% due 11/25/2036 •		27	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	$28	$28

Home Equity Asset Trust
4.872% due 11/25/2032 •	1	1

HSI Asset Securitization Corp. Trust
4.372% due 10/25/2036 •	20	7

Long Beach Mortgage Loan Trust
4.832% due 10/25/2034 •	24	24

Merrill Lynch Mortgage Investors Trust
4.432% due 09/25/2037 •	22	4

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 05/25/2037 •	33	30
4.372% due 11/25/2036 •	5,104	2,569

Soundview Home Loan Trust
4.392% due 11/25/2036 •	215	58

Washington Mutual Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •	21	7

		3,405

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Bear Stearns ALT-A Trust
4.774% due 08/25/2036 ~	18	11
5.170% due 01/25/2036 ~	222	212

CHL Mortgage Pass-Through Trust
4.732% due 05/25/2035 •	61	54
4.852% due 03/25/2035 •	232	210
4.872% due 03/25/2035 •	29	16
4.912% due 03/25/2035 •	1,303	1,230
4.932% due 02/25/2035 •	5	4
5.032% due 09/25/2034 •	2	2

Citigroup Mortgage Loan Trust, Inc.
5.482% due 08/25/2035 ~	5	5

Countrywide Alternative Loan Trust
4.430% due 02/20/2047 •	2,363	1,912
4.592% due 02/25/2047 •	48	47
4.670% due 03/20/2046 •	188	176
4.792% due 12/25/2035 •	20	19
4.832% due 12/25/2035 •	128	120
4.832% due 02/25/2037 •	57	48
4.872% due 08/25/2035 •	132	128
4.872% due 12/25/2035 •	556	425
4.972% due 09/25/2035 •	497	455

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.372% due 10/25/2036 •	1	1

DSLA Mortgage Loan Trust
4.668% due 03/19/2045 •	93	88
4.908% due 09/19/2045 •	918	481
4.988% due 08/19/2045 •	67	60

GreenPoint MTA Trust
4.732% due 06/25/2045 •	569	452

HarborView Mortgage Loan Trust
4.728% due 06/19/2035 •	74	72
4.728% due 01/19/2036 •	8	8
4.728% due 03/19/2036 •	595	551
4.748% due 01/19/2036 •	1,104	717
4.868% due 11/19/2035 •	56	36
4.908% due 09/19/2035 •	7	4
4.930% due 06/20/2035 •	26	25

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.350% due 10/25/2035 ~	7	7

RALI Trust
4.692% due 04/25/2046 •	117	29

Sequoia Mortgage Trust
4.950% due 07/20/2033 •	122	122
4.979% due 10/20/2034 •	95	86

Sequoia Mortgage Trust 5
4.948% due 10/19/2026 •	1	1

Structured Asset Mortgage Investments II Trust
4.828% due 07/19/2034 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
4.812% due 03/25/2044 •	$17	$17

WaMu Mortgage Pass-Through Certificates Trust
3.949% due 12/25/2046 •	48	43
4.198% due 02/27/2034 •	1	1
4.852% due 10/25/2045 •	6	6
4.892% due 01/25/2045 •	3	3
4.912% due 01/25/2045 •	4	4
4.912% due 07/25/2045 •	4	4
5.353% due 11/25/2042 •	1	1
5.553% due 08/25/2042 •	2	2
5.653% due 10/25/2046 •	14	13
5.653% due 11/25/2046 •	199	178

		8,089

U.S. GOVERNMENT AGENCIES 0.1%

Federal Home Loan Mortgage Corp.
6.500% due 10/01/2036 •	7	7

Federal Home Loan Mortgage Corp. REMICS
6.500% due 07/15/2028	24	24

Federal Home Loan Mortgage Corp. Securities REMICS Trust
4.587% due 09/25/2035 •	436	427

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.751% due 09/25/2031 •	4	4
5.353% due 10/25/2044 - 02/25/2045 •	32	30
5.553% due 07/25/2044 •	6	6

Federal National Mortgage Association
6.007% due 12/01/2034 •	1	1
6.526% due 11/01/2034 •	4	4
6.633% due 12/01/2030 •	0	1

Federal National Mortgage Association REMICS
4.583% due 03/25/2034 •	1	1

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	6	7

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	12	12

Government National Mortgage Association
5.625% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~	1	1
5.625% due 04/20/2030 - 06/20/2030 •	70	69

Government National Mortgage Association REMICS
6.000% due 08/20/2034	120	121

		715

Total United States (Cost $17,833)		12,209

	SHARES
SHORT-TERM INSTRUMENTS 11.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (c)	638,863	639

REPURCHASE AGREEMENTS (d) 10.5%
		55,600

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.5%
4.178% due 10/02/2025 - 01/20/2026 (a)(b)(g)	$2,824	2,813

Total Short-Term Instruments (Cost $59,052)		59,052

Total Investments in Securities (Cost $331,234)		320,953

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 35.0%

SHORT-TERM INSTRUMENTS 35.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.0%

PIMCO Short-Term Floating NAV Portfolio III	18,972,484	$184,773

Total Short-Term Instruments (Cost $184,634)		184,773

Total Investments in Affiliates (Cost $184,634)		184,773

Total Investments 95.7% (Cost $515,868)		$505,726

Financial Derivative Instruments (e)(f) 0.2% (Cost or Premiums, net $(8,067))		1,152

Other Assets and Liabilities, net 4.1%		21,415

Net Assets 100.0%		$528,293

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$26,500	U.S. Treasury Notes 1.500% - 4.500% due 01/31/2027 - 05/15/2027	$(27,039)	$26,500	$26,503
	4.450	09/30/2025	10/01/2025	25,000	U.S. Treasury Notes 3.875% due 05/31/2027	(25,509)	25,000	25,003
BPS	4.250	09/30/2025	10/01/2025	4,100	U.S. Treasury Inflation-Indexed Notes 2.125% due 04/15/2029	(4,186)	4,100	4,100

Total Repurchase Agreements						$(56,734)	$55,600	$55,606

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$51,506	$0	$0	$51,506	$(52,548)	$(1,042)
BPS	4,100	0	0	4,100	(4,186)	(86)

Total Borrowings and Other Financing Transactions	$55,606	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	183

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	169	$ 12,676	$(103)	$87	$0
Canada Government 10-Year Bond December Futures	12/2025	1,262	111,047	2,304	499	0
Euro-Bobl December Futures	12/2025	21	2,905	1	4	0
Long Guilt December Futures	12/2025	365	44,592	76	191	(24)

				$2,278	$781	$(24)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2025	666	$ (100,531)	$(332)	$24	$(266)

Total Futures Contracts				$1,946	$805	$(290)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/17/2027	GBP	61,300	$(370)	$(61)	$(431)	$18	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		28,300	(147)	(17)	(164)	39	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,400	(41)	17	(24)	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		3,540	167	(60)	107	0	(28)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030	JPY	160,000	1	9	10	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		17,200,000	(3,156)	3,253	97	146	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		80,000	5	8	13	1	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	3,206	2,207	58	0
Pay	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	31,900	(9)	(48)	(57)	29	0
Receive	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030		1,900	(14)	5	(9)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		50,600	(941)	1,853	912	133	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		25,400	(412)	848	436	72	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		81,700	477	849	1,326	249	0
Receive	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		4,100	(65)	2	(63)	0	(14)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,900	27	0	27	7	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,700	10	(3)	7	2	0
Pay(1)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	138,400	(498)	(159)	(657)	59	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		32,200	0	159	159	0	(34)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		4,200	(6)	(38)	(44)	0	(5)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		5,900	(12)	(4)	(16)	0	(8)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		5,300	(10)	7	(3)	0	(7)
Receive(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		10,400	(25)	(6)	(31)	0	(18)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		3,300	(9)	(26)	(35)	10	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		4,000	(10)	(24)	(34)	12	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		4,100	(11)	(8)	(19)	12	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		3,900	(11)	53	42	12	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		4,000	(14)	69	55	0	(13)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		5,000	(20)	77	57	0	(16)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		3,900	(13)	91	78	0	(12)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		147,360	(64)	270	206	494	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		55,660	(794)	(229)	(1,023)	0	(435)
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030	CAD	1,500	26	(1)	25	2	0
Receive	CAONREPO	2.750	Semi-Annual	09/17/2030		1,500	1	(13)	(12)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		82,700	(666)	(2,584)	(3,250)	0	(158)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		15,600	130	(234)	(104)	0	(32)

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	11,100	$(44)	$(59)	$(103)	$0	$(23)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	15,700	(13)	(215)	(228)	0	(32)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	10,900	(664)	71	(593)	0	(24)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	41,100	67	(566)	(499)	0	(92)
Pay	CAONREPO	3.250	Semi-Annual	06/18/2035	2,500	54	9	63	7	0
Receive	CAONREPO	3.000	Semi-Annual	09/17/2035	800	6	(13)	(7)	0	(2)

Total Swap Agreements						$(8,067)	$6,488	$(1,579)	$1,367	$(957)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$805	$1,367	$2,172	$0	$(290)	$(957)	$(1,247)

Cash of $14,537 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	29,318		$34,196	$0	$(226)
	10/2025	NZD	1,264		740	7	0
	10/2025		$53,113	CAD	73,891	0	(17)
	11/2025	CAD	73,774		$53,113	17	0
	11/2025		$741	NZD	1,264	0	(7)
BOA	10/2025	JPY	232,651		$1,585	13	0
	10/2025	NZD	888		512	0	(4)
	10/2025		$13,754	JPY	2,059,159	170	0
	11/2025	JPY	1,965,132		$13,166	0	(169)
	11/2025		$512	NZD	888	4	0
BPS	10/2025	CAD	27,788		$20,005	37	0
	10/2025	NZD	875		513	5	0
	10/2025		$22,288	JPY	3,311,611	105	0
	11/2025	JPY	3,300,110		$22,289	0	(105)
	11/2025		$514	NZD	875	0	(5)
BRC	10/2025		20,098	EUR	17,144	30	0
	10/2025		542	NZD	906	0	(16)
	11/2025	AUD	2,019		$1,335	0	(2)
	11/2025	EUR	17,144		20,138	0	(30)
BSH	10/2025	NZD	260		151	0	0
	11/2025		$151	NZD	261	0	0
CBK	10/2025	AUD	3,724		$2,440	0	(24)
	10/2025		$20,402	CAD	28,423	30	(7)
	10/2025		10	CNH	72	0	0
	10/2025		50	DKK	322	0	0
	10/2025		448	EUR	384	3	0
	10/2025		926	GBP	685	0	(4)
	11/2025	CAD	27,661		$19,879	0	(30)
FAR	10/2025	AUD	25,131		16,301	0	(328)
	10/2025	JPY	3,836,672		26,097	155	0
	10/2025	NZD	618		361	3	0
	10/2025		$16,799	AUD	25,730	226	0
	10/2025		19,726	GBP	14,668	1	0
	11/2025	AUD	25,730		$16,807	0	(226)
	11/2025	GBP	14,668		19,730	0	(1)
	11/2025		$362	NZD	618	0	(3)
	12/2025	MXN	4,198		$222	0	(6)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	185

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	10/2025	DKK	350		55	$0	$0
	11/2025		$55	DKK	349	0	0
JPM	10/2025	CAD	87,727		$63,481	442	0
	10/2025	DKK	243		38	0	0
	11/2025		$38	DKK	242	0	0
MBC	10/2025	CAD	525		$382	5	0
	10/2025	CNH	8		1	0	0
	10/2025	EUR	17,144		20,022	0	(106)
	10/2025	GBP	15,561		20,796	0	(132)
	10/2025	JPY	165,256		1,128	10	0
	10/2025		$308	EUR	264	2	0
	10/2025		18,224	JPY	2,710,340	104	(1)
	11/2025	JPY	4,495,143		$30,397	0	(105)
	11/2025		$1	CNH	8	0	0
SCX	10/2025	JPY	4,455,546		$30,306	178	0
	10/2025		$42	DKK	271	0	0
	10/2025		36,726	GBP	27,457	200	0
	11/2025	GBP	27,457		$36,732	0	(200)
	11/2025	JPY	21,647		147	0	0
SOG	10/2025		5,331,766		36,255	202	0
	10/2025		$33,716	EUR	28,670	0	(56)
	10/2025		27,120	JPY	4,035,558	168	0
	10/2025		1,748	NZD	3,000	0	(9)
	11/2025	EUR	28,670		$33,784	56	0
	11/2025	JPY	4,021,602		27,120	0	(168)
SSB	10/2025	GBP	27,249		36,729	82	0
	10/2025		$9,962	CAD	13,807	0	(41)
	11/2025	JPY	128		$1	0	0
UAG	10/2025	CAD	80		58	0	0
	10/2025		$732	AUD	1,106	0	0

Total Forward Foreign Currency Contracts						$2,255	$(2,028)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$24	$0	$0	$24	$(250)	$0	$0	$(250)	$(226)	$403	$177
BOA	187	0	0	187	(173)	0	0	(173)	14	0	14
BPS	147	0	0	147	(110)	0	0	(110)	37	0	37
BRC	30	0	0	30	(48)	0	0	(48)	(18)	0	(18)
CBK	33	0	0	33	(65)	0	0	(65)	(32)	0	(32)
FAR	385	0	0	385	(564)	0	0	(564)	(179)	(6)	(185)
JPM	442	0	0	442	0	0	0	0	442	(370)	72
MBC	121	0	0	121	(344)	0	0	(344)	(223)	0	(223)
SCX	378	0	0	378	(200)	0	0	(200)	178	(330)	(152)
SOG	426	0	0	426	(233)	0	0	(233)	193	(400)	(207)
SSB	82	0	0	82	(41)	0	0	(41)	41	(330)	(289)

Total Over the Counter	$2,255	$0	$0	$2,255	$(2,028)	$0	$0	$(2,028)

(g)

Securities with an aggregate market value of $697 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

186	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$805	$805
Swap Agreements	0	0	0	0	1,367	1,367

	$0	$0	$0	$0	$2,172	$2,172

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,255	$0	$2,255

	$0	$0	$0	$2,255	$2,172	$4,427

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$290	$290
Swap Agreements	0	0	0	0	957	957

	$0	$0	$0	$0	$1,247	$1,247

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,028	$0	$2,028

	$0	$0	$0	$2,028	$1,247	$3,275

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$45	$45
Futures	0	0	0	0	353	353
Swap Agreements	0	0	0	0	7,933	7,933

	$0	$0	$0	$0	$8,331	$8,331

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,512)	$0	$(11,512)
Written Options	0	0	0	0	277	277

	$0	$0	$0	$(11,512)	$277	$(11,235)

	$0	$0	$0	$(11,512)	$8,608	$(2,904)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,417)	$(1,417)
Swap Agreements	0	0	0	0	4,650	4,650

	$0	$0	$0	$0	$3,233	$3,233

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,310	$0	$5,310
Written Options	0	0	0	0	(105)	(105)

	$0	$0	$0	$5,310	$(105)	$5,205

	$0	$0	$0	$5,310	$3,128	$8,438

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	187

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$18,245	$0	$18,245
Canada
Sovereign Issues	0	66,397	0	66,397
Japan
Sovereign Issues	0	90,173	0	90,173
Supranational
Corporate Bonds & Notes	0	4,551	0	4,551
Sovereign Issues	0	33,791	0	33,791
United Kingdom
Sovereign Issues	0	36,535	0	36,535
United States
Asset-Backed Securities	0	3,405	0	3,405
Non-Agency Mortgage-Backed Securities	0	8,089	0	8,089
U.S. Government Agencies	0	715	0	715
Short-Term Instruments
Mutual Funds	0	639	0	639
Repurchase Agreements	0	55,600	0	55,600
U.S. Treasury Bills	0	2,813	0	2,813

	$0	$320,953	$0	$320,953

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$184,773	$0	$0	$184,773

Total Investments	$184,773	$320,953	$0	$505,726

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	805	1,367	0	2,172
Over the counter	0	2,255	0	2,255

	$805	$3,622	$0	$4,427

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(290)	(957)	0	(1,247)
Over the counter	0	(2,028)	0	(2,028)
	$(290)	$(2,985)	$0	$(3,275)

Total Financial Derivative Instruments	$515	$637	$0	$1,152

Totals	$185,288	$321,590	$0	$506,878

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

188	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

CORPORATE BONDS & NOTES 51.6%

BANKING & FINANCE 33.3%

ABN AMRO Bank NV
5.211% (SOFRINDX + 1.000%) due 12/03/2028 ~		$30,925	$31,000
5.939% due 09/18/2027 •		4,200	4,246
6.575% due 10/13/2026 •		32,400	32,419

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026		10,534	10,449
2.450% due 10/29/2026		14,104	13,861
4.450% due 10/01/2025		1,616	1,616

Air Lease Corp.
1.875% due 08/15/2026		7,000	6,856
2.875% due 01/15/2026		900	896
3.750% due 06/01/2026		1,346	1,339

American Express Co.
4.932% (SOFRINDX + 0.650%) due 11/04/2026 ~		1,300	1,304
5.268% (SOFRINDX + 0.970%) due 07/28/2027 ~		3,336	3,351
5.645% due 04/23/2027 •		6,600	6,652

American Honda Finance Corp.
4.927% due 03/08/2027 •		2,400	2,405
4.985% due 08/13/2027 •		21,700	21,745
5.139% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,110	1,110
5.202% (SOFRRATE + 0.870%) due 07/09/2027 ~		37,100	37,268

American Tower Corp.
1.450% due 09/15/2026		920	898
1.600% due 04/15/2026		2,242	2,212
2.750% due 01/15/2027		2,801	2,753
3.375% due 10/15/2026		5,302	5,265
4.400% due 02/15/2026		1,610	1,610

Aon Global Ltd.
3.875% due 12/15/2025		2,790	2,786

Aozora Bank Ltd.
5.900% due 09/08/2026		1,000	1,012

Athene Global Funding
1.608% due 06/29/2026		901	884
5.068% due 07/16/2026 •		42,000	42,103
5.117% (SOFRINDX + 0.850%) due 05/08/2026 ~		3,152	3,161
5.159% due 09/18/2028 •		13,600	13,639
5.174% (SOFRINDX + 0.830%) due 01/07/2027 ~		8,700	8,721
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~		22,040	22,160
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~		199	201

Australia & New Zealand Banking Group Ltd.
4.989% (SOFRRATE + 0.640%) due 10/03/2025 ~		6,200	6,200

Aviation Capital Group LLC
1.950% due 01/30/2026		6,764	6,705
1.950% due 09/20/2026		14,690	14,360
4.875% due 10/01/2025		3,494	3,494

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		11,626	11,508
2.528% due 11/18/2027		1,493	1,436
5.500% due 01/15/2026		9,087	9,100

Banco Santander SA
1.722% due 09/14/2027 •		11,746	11,464

Bank of America Corp.
1.197% due 10/24/2026 •		14,780	14,752
1.734% due 07/22/2027 •		41,866	41,034

Bank of Montreal
5.065% (SOFRINDX + 0.880%) due 09/10/2027 ~		10,600	10,642

Bank of Nova Scotia
4.601% (BBSW3M + 0.900%) due 10/27/2025 ~	AUD	29,000	19,196
4.759% (SOFRINDX + 0.545%) due 03/02/2026 ~		$2,375	2,378

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Queensland Ltd.
4.806% (BBSW3M + 1.100%) due 10/29/2025 ~	AUD	5,500	$3,642

Banque Federative du Credit Mutuel SA
4.625% (BBSW3M + 1.070%) due 05/24/2027 ~		2,000	1,328
5.308% (SOFRRATE + 0.990%) due 10/16/2028 ~		$19,300	19,368
5.319% (SOFRINDX + 1.070%) due 02/16/2028 ~		5,800	5,849
5.433% (SOFRRATE + 1.130%) due 01/23/2027 ~		3,700	3,722
5.728% (SOFRINDX + 1.400%) due 07/13/2026 ~		6,500	6,554
5.896% due 07/13/2026		7,700	7,808

Barclays PLC
4.375% due 01/12/2026		26,055	26,057
5.829% due 05/09/2027 •		15,000	15,134
7.325% due 11/02/2026 •		15,028	15,063

BNP Paribas SA
1.323% due 01/13/2027 •		22,073	21,874

BPCE SA
1.652% due 10/06/2026 •		39,966	39,950
5.975% due 01/18/2027 •		13,050	13,100

Brighthouse Financial Global Funding
1.550% due 05/24/2026		3,000	2,942
5.550% due 04/09/2027		1,657	1,686

Canadian Imperial Bank of Commerce
4.482% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	24,490	16,249
4.876% due 01/14/2030		$20,000	20,719
5.048% (SOFRRATE + 0.720%) due 01/13/2028 ~		1,600	1,602
5.572% (SOFRRATE + 1.220%) due 10/02/2026 ~		1,000	1,008

Citibank NA
4.879% (SOFRINDX + 0.590%) due 04/30/2026 ~		400	401

Citigroup Global Markets Holdings, Inc.
4.610% (SOFRRATE + 0.480%) due 01/20/2026 ~		19,000	18,987

Citigroup, Inc.
1.122% due 01/28/2027 •		10,900	10,788

Citizens Financial Group, Inc.
4.300% due 12/03/2025		540	540

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,913	8,799
1.980% due 12/15/2027 •		4,100	3,990
4.840% (SOFRINDX + 0.620%) due 08/28/2026 ~		4,700	4,712
4.910% (SOFRINDX + 0.710%) due 03/05/2027 ~		2,640	2,653
5.043% (SOFRINDX + 0.710%) due 01/09/2026 ~		41,500	41,557

Corebridge Global Funding
5.453% due 09/25/2026 •		208	210
5.750% due 07/02/2026		8,000	8,097

Credit Agricole SA
1.247% due 01/26/2027 •		20,102	19,892
5.052% (SOFRRATE + 0.870%) due 03/11/2027 ~		2,220	2,230
5.635% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,000	1,007

Crown Castle, Inc.
1.050% due 07/15/2026		6,200	6,047
4.450% due 02/15/2026		2,678	2,677

DBS Group Holdings Ltd.
4.789% (SOFRRATE + 0.600%) due 03/21/2028 ~		20,400	20,475

Deutsche Bank AG
2.129% due 11/24/2026 •		51,052	50,867
4.100% due 01/13/2026		1,924	1,922
7.146% due 07/13/2027 •		7,885	8,054

DNB Bank ASA
5.896% due 10/09/2026 •		1,700	1,700

Equitable America Global Funding
4.886% (SOFRRATE + 0.710%) due 09/15/2027 ~		14,200	14,229

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equitable Financial Life Global Funding
4.600% due 04/01/2027		$9,500	$9,564
4.875% due 11/19/2027		6,100	6,195

F&G Global Funding
1.750% due 06/30/2026		1,000	981
5.875% due 01/16/2030		2,600	2,704

Federation des Caisses Desjardins du Quebec
4.930% (SOFRRATE + 0.630%) due 01/27/2027 ~		25,000	25,014

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		9,037	8,893
4.271% due 01/09/2027		16,100	15,974
4.389% due 01/08/2026		2,650	2,649
4.542% due 08/01/2026		4,371	4,368
5.125% due 11/05/2026		11,500	11,542
5.727% (SOFRRATE + 1.450%) due 11/05/2026 ~		6,600	6,593
5.800% due 03/05/2027		7,800	7,881
6.950% due 03/06/2026		4,046	4,079

GA Global Funding Trust
1.625% due 01/15/2026		7,466	7,406
4.400% due 09/23/2027		17,800	17,843

General Motors Financial Co., Inc.
5.376% (SOFRINDX + 1.050%) due 07/15/2027 ~		8,100	8,103
5.400% due 04/06/2026		10,050	10,107

Goldman Sachs Bank USA
4.929% (SOFRRATE + 0.770%) due 03/18/2027 ~		3,200	3,208
4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~		5,400	5,420

Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •		3,000	2,981
1.431% due 03/09/2027 •		10,092	9,963
1.542% due 09/10/2027 •		3,416	3,332
1.948% due 10/21/2027 •		2,000	1,953
4.984% due 12/09/2026 •		1,000	1,001
5.004% due 03/09/2027 •		1,457	1,459
5.005% (SOFRRATE + 0.820%) due 09/10/2027 ~		12,040	12,075
5.231% (SOFRRATE + 0.920%) due 10/21/2027 ~		1,000	1,003
5.353% (SOFRRATE + 1.120%) due 02/24/2028 ~		4,000	4,029
5.593% (SOFRRATE + 1.290%) due 04/23/2028 ~		992	1,001
6.026% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,305	3,363
6.325% (US0003M + 1.750%) due 10/28/2027 ~		463	470

Hanover Insurance Group, Inc.
4.500% due 04/15/2026		2,756	2,758

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		440	436

HSBC Holdings PLC
5.836% (SOFRRATE + 1.570%) due 08/14/2027 ~		5,700	5,750
5.887% due 08/14/2027 •		4,159	4,215

ING Bank Australia Ltd.
4.555% (BBSW3M + 0.980%) due 12/08/2025 ~	AUD	25,350	16,797

ING Groep NV
5.163% due 04/01/2027 •		$8,000	8,019

Intesa Sanpaolo SpA
7.000% due 11/21/2025		2,000	2,007

Jackson National Life Global Funding
4.900% due 01/13/2027		7,550	7,616
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~		9,900	9,945
5.500% due 01/09/2026		8,400	8,421
5.600% due 04/10/2026		7,000	7,052

John Deere Capital Corp.
4.796% due 10/22/2025 •		600	600

JPMorgan Chase & Co.
1.045% due 11/19/2026 •		3,400	3,385
1.578% due 04/22/2027 •		12,913	12,730

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	189

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.960% due 01/29/2027 •		$12,254	$12,241
5.226% (SOFRRATE + 0.920%) due 04/22/2028 ~		36,822	37,038

Lloyds Banking Group PLC
4.650% due 03/24/2026		6,210	6,215
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~		20,900	21,019
5.937% (SOFRINDX + 1.580%) due 01/05/2028 ~		6,600	6,672

Metropolitan Life Global Funding I
4.074% due 12/01/2025 •	AUD	40,420	26,752

Mirae Asset Securities Co. Ltd.
6.875% due 07/26/2026		$3,616	3,688

Mizuho Bank Ltd.
4.415% (BBSW3M + 0.860%) due 02/23/2026 ~	AUD	22,600	14,987
4.430% (BBSW3M + 0.850%) due 09/14/2026 ~		2,200	1,462

Mizuho Financial Group, Inc.
5.361% (SOFRRATE + 1.080%) due 05/13/2031 ~		$7,500	7,513

Morgan Stanley
5.050% due 01/28/2027 •		11,000	11,024

Morgan Stanley Bank NA
5.011% (SOFRRATE + 0.685%) due 10/15/2027 ~		46,850	46,968
5.016% due 01/12/2029 •		7,000	7,127

Morgan Stanley Private Bank NA
5.099% (SOFRRATE + 0.770%) due 07/06/2028 ~		2,700	2,710

MUFG Bank Ltd.
4.460% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	39,200	25,997

National Bank of Canada
5.053% due 03/25/2027 •		$9,325	9,339

Nationwide Building Society
5.539% (SOFRRATE + 1.290%) due 02/16/2028 ~		3,950	3,982

NatWest Markets PLC
4.912% (SOFRRATE + 0.760%) due 09/29/2026 ~		6,087	6,104

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		2,000	2,002

New York Life Global Funding
4.687% (SOFRRATE + 0.410%) due 02/05/2027 ~		10,000	10,011
5.002% (SOFRINDX + 0.700%) due 10/24/2025 ~		15,000	15,004

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		26,510	25,575
2.000% due 03/09/2026		4,000	3,939

Nomura Holdings, Inc.
1.653% due 07/14/2026		4,400	4,317
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		650	655
5.709% due 01/09/2026		20,523	20,603

Nordea Bank Abp
4.863% (SOFRRATE + 0.700%) due 03/17/2028 ~		250	251
4.896% (SOFRRATE + 0.740%) due 03/19/2027 ~		10,600	10,654

Oversea-Chinese Banking Corp. Ltd.
4.370% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	19,000	12,607

Pacific Life Global Funding II
4.823% (SOFRRATE + 0.620%) due 06/04/2026 ~		$1,600	1,605
4.898% (SOFRRATE + 0.600%) due 01/27/2028 ~		29,000	29,100
5.500% due 08/28/2026		2,320	2,352

PNC Bank NA
4.826% (SOFRRATE + 0.500%) due 01/15/2027 ~		9,755	9,759
5.036% (SOFRRATE + 0.730%) due 07/21/2028 ~		10,700	10,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RGA Global Funding
2.000% due 11/30/2026		$4,000	$3,902

Royal Bank of Canada
4.743% (SOFRINDX + 0.460%) due 08/03/2026 ~		9,500	9,516
4.873% (SOFRINDX + 0.590%) due 11/02/2026 ~		600	602
4.972% (SOFRINDX + 0.820%) due 03/27/2028 ~		18,457	18,528
5.021% (SOFRINDX + 0.710%) due 01/21/2027 ~		9,130	9,167
5.033% (SOFRINDX + 0.720%) due 10/18/2027 ~		16,900	16,946
5.093% (SOFRINDX + 0.790%) due 07/23/2027 ~		8,000	8,018
5.132% (SOFRINDX + 0.830%) due 01/24/2029 ~		8,700	8,715
5.173% (SOFRINDX + 0.860%) due 10/18/2028 ~		2,292	2,300

Sammons Financial Group Global Funding
5.064% due 09/02/2027 •		10,200	10,212

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		5,000	5,059

SBA Tower Trust
1.840% due 04/15/2027		4,500	4,300

Shinhan Bank Co. Ltd.
5.540% (BBSW3M + 1.950%) due 11/16/2025 ~	AUD	23,780	15,764

Skandinaviska Enskilda Banken AB
5.090% (SOFRRATE + 0.890%) due 03/05/2027 ~		$18,866	19,004
5.271% (SOFRRATE + 1.060%) due 09/03/2030 ~		11,800	11,829

Societe Generale SA
1.488% due 12/14/2026 •		21,000	20,871

Standard Chartered PLC
1.456% due 01/14/2027 •		16,736	16,587
6.103% (SOFRRATE + 1.930%) due 07/06/2027 ~		1,100	1,111
6.170% due 01/09/2027 •		6,302	6,330

Sumitomo Mitsui Banking Corp.
4.423% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	33,500	22,215
4.751% (BBSW3M + 1.050%) due 07/28/2026 ~		5,000	3,328

Sumitomo Mitsui Financial Group, Inc.
5.217% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,520
5.637% (SOFRRATE + 1.300%) due 07/13/2026 ~		5,160	5,198
5.767% (SOFRRATE + 1.430%) due 01/13/2026 ~		15,113	15,166

Sumitomo Mitsui Trust Bank Ltd.
5.345% (SOFRRATE + 1.120%) due 03/09/2026 ~		2,655	2,666
5.350% (SOFRRATE + 1.150%) due 09/14/2026 ~		9,350	9,424
5.355% (SOFRRATE + 1.150%) due 09/14/2026 ~		6,300	6,350
5.650% due 09/14/2026		4,892	4,966

Svenska Handelsbanken AB
4.033% (BBSW3M + 0.450%) due 03/04/2026 ~	AUD	5,200	3,442

Swedbank AB
5.337% due 09/20/2027		$34,955	35,812
6.136% due 09/12/2026		14,400	14,674

Toronto-Dominion Bank
4.208% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	2,500	1,655
4.260% (BBSW3M + 0.700%) due 03/16/2026 ~		7,500	4,972
4.811% (SOFRRATE + 0.480%) due 10/10/2025 ~		$4,000	4,000

Toyota Motor Credit Corp.
5.138% (SOFRINDX + 0.890%) due 05/18/2026 ~		3,500	3,514

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS AG
4.048% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	7,000	$4,634
4.934% (BBSW3M + 1.300%) due 05/12/2026 ~		23,800	15,842

UBS Group AG
1.305% due 02/02/2027 •		$33,200	32,871
1.364% due 01/30/2027 •		2,000	1,980
5.711% due 01/12/2027 •		1,500	1,505

United Overseas Bank Ltd.
4.290% (BBSW3M + 0.730%) due 03/16/2026 ~	AUD	10,500	6,962
4.945% (SOFRINDX + 0.580%) due 04/02/2028 ~		$21,200	21,284

Ventas Realty LP
4.125% due 01/15/2026		1,600	1,597

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		2,815	2,785
4.250% due 12/01/2026		6,323	6,301
4.500% due 09/01/2026		1,700	1,700

Wells Fargo & Co.
3.196% due 06/17/2027 •		23,600	23,436
5.082% (SOFRRATE + 0.780%) due 01/24/2028 ~		8,000	8,018
5.376% (SOFRRATE + 1.070%) due 04/22/2028 ~		5,911	5,950

Weyerhaeuser Co.
4.750% due 05/15/2026		8,067	8,090

			2,080,176

INDUSTRIALS 14.9%

7-Eleven, Inc.
0.950% due 02/10/2026		17,945	17,720

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		15,125	15,237

AutoZone, Inc.
3.125% due 04/21/2026		581	578

BAT International Finance PLC
1.668% due 03/25/2026		23,474	23,193

Baxter International, Inc.
2.600% due 08/15/2026		6,956	6,862

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		61,531	61,481
4.375% due 12/15/2028		1,500	1,495

Berry Global, Inc.
1.570% due 01/15/2026		32,324	32,049
4.875% due 07/15/2026		28,670	28,675

BMW U.S. Capital LLC
4.936% (SOFRINDX + 0.780%) due 03/19/2027 ~		3,200	3,215
4.975% (SOFRRATE + 0.710%) due 08/11/2027 ~		47,800	48,024
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~		8,300	8,349

Boeing Co.
2.196% due 02/04/2026		48,103	47,745
2.250% due 06/15/2026		983	969
2.600% due 10/30/2025		10,404	10,388
2.750% due 02/01/2026		20,000	19,888

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875% due 01/15/2027		7,879	7,876

Broadcom, Inc.
3.150% due 11/15/2025		3,000	2,996

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		3,900	3,989

Cigna Group
4.500% due 02/25/2026		1,700	1,700

Conagra Brands, Inc.
4.600% due 11/01/2025		16,418	16,413
4.850% due 11/01/2028		1,000	1,011

Cox Communications, Inc.
3.350% due 09/15/2026		3,814	3,787

Cox Enterprises, Inc.
7.375% due 07/15/2027		2,000	2,087

190	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dell International LLC/EMC Corp.
4.900% due 10/01/2026		$9,582	$9,638
6.020% due 06/15/2026		655	660

DR Horton, Inc.
1.300% due 10/15/2026		6,000	5,835

Elevance Health, Inc.
4.750% due 02/15/2030		5,200	5,290

Energy Transfer LP
4.750% due 01/15/2026		1,000	1,000
6.050% due 12/01/2026		5,105	5,202

ERAC USA Finance LLC
3.800% due 11/01/2025		1,000	999

Fiserv, Inc.
4.550% due 02/15/2031		11,700	11,749

Flex Ltd.
3.750% due 02/01/2026		32,673	32,553

Fox Corp.
4.709% due 01/25/2029		10,000	10,131

Gilead Sciences, Inc.
1.200% due 10/01/2027		2,000	1,897

Glencore Funding LLC
5.405% (SOFRINDX + 1.060%) due 04/04/2027 ~		1,700	1,709

HCA, Inc.
5.085% (SOFRRATE + 0.870%) due 03/01/2028 ~		3,000	3,022
5.250% due 06/15/2026		8,837	8,855
5.875% due 02/15/2026		12,500	12,516

Home Depot, Inc.
4.486% (SOFRRATE + 0.330%) due 12/24/2025 ~		200	200

Hyundai Capital America
3.500% due 11/02/2026		2,471	2,450
5.143% (SOFRRATE + 0.990%) due 03/25/2027 ~		9,500	9,541
5.193% (SOFRRATE + 1.040%) due 06/24/2027 ~		300	302
5.196% (SOFRRATE + 1.040%) due 03/19/2027 ~		320	321
5.250% due 01/08/2027		4,821	4,874
5.264% (SOFRRATE + 0.920%) due 01/07/2028 ~		3,540	3,544
5.603% (SOFRRATE + 1.320%) due 11/03/2025 ~		1,150	1,151
5.836% (SOFRRATE + 1.500%) due 01/08/2027 ~		10,400	10,507

Illumina, Inc.
5.800% due 12/12/2025		13,832	13,851

Imperial Brands Finance PLC
3.500% due 07/26/2026		1,300	1,291
4.500% due 06/30/2028		6,000	6,040

Keurig Dr. Pepper, Inc.
4.831% (SOFRRATE + 0.580%) due 11/15/2026 ~		13,820	13,822
5.100% due 03/15/2027		4,000	4,041

Kraft Heinz Foods Co.
3.000% due 06/01/2026		4,339	4,304

Las Vegas Sands Corp.
3.500% due 08/18/2026		10,617	10,535

Lonsdale Finance Pty. Ltd.
3.900% due 10/15/2025	AUD	10,330	6,835

Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026		$1,000	989
4.928% (SOFRRATE + 0.630%) due 07/31/2026 ~		17,575	17,624
5.017% (SOFRRATE + 0.670%) due 01/09/2026 ~		34,710	34,749

Mitsubishi Corp.
4.942% (SOFRRATE + 0.700%) due 09/09/2028 ~		6,700	6,714

Molson Coors Beverage Co.
3.000% due 07/15/2026		14,658	14,532

MPLX LP
1.750% due 03/01/2026		13,071	12,936

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NTT Finance Corp.
1.162% due 04/03/2026		$16,000	$15,752
4.567% due 07/16/2027		4,700	4,735
5.413% (SOFRRATE + 1.080%) due 07/16/2028 ~		8,365	8,456

NXP BV/NXP Funding LLC
5.350% due 03/01/2026		11,295	11,315

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026		12,800	12,770

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200% due 11/15/2025		6,000	5,975
1.700% due 06/15/2026		2,229	2,188

Philip Morris International, Inc.
2.750% due 02/25/2026		541	538

QatarEnergy
1.375% due 09/12/2026		3,900	3,800

Renesas Electronics Corp.
2.170% due 11/25/2026		500	487

Rogers Communications, Inc.
3.200% due 03/15/2027		13,041	12,860

Rolls-Royce PLC
3.625% due 10/14/2025		8,100	8,097

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027		7,800	7,870
5.500% due 08/31/2026		23,577	23,679
5.500% due 04/01/2028		27,260	27,796
7.500% due 10/15/2027		2,000	2,117

Saudi Arabian Oil Co.
1.625% due 11/24/2025		500	498

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		31,100	30,962

Synopsys, Inc.
4.650% due 04/01/2028		13,000	13,148

T-Mobile USA, Inc.
2.250% due 02/15/2026		2,384	2,366

Take-Two Interactive Software, Inc.
5.000% due 03/28/2026		3,065	3,076

Toyota Finance Australia Ltd.
4.581% (BBSW3M + 1.000%) due 04/06/2026 ~	AUD	2,050	1,360

TR Finance LLC
3.350% due 05/15/2026		$5,795	5,755

UnitedHealth Group, Inc.
4.826% (SOFRRATE + 0.500%) due 07/15/2026 ~		1,566	1,568

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025		12,548	12,489
4.625% due 11/13/2025		515	515
4.900% due 08/14/2026		5,583	5,610
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~		24,700	24,747
5.213% (SOFRRATE + 1.060%) due 03/25/2027 ~		5,150	5,171
5.313% (SOFRRATE + 1.060%) due 08/14/2026 ~		3,215	3,228
5.400% due 03/20/2026		6,234	6,267

Woodside Finance Ltd.
3.700% due 09/15/2026		6,742	6,700

			929,831

UTILITIES 3.4%

American Electric Power Co., Inc.
1.000% due 11/01/2025		6,233	6,214

AT&T, Inc.
4.000% due 11/25/2025 (e)	CAD	10,000	7,191

Black Hills Corp.
3.950% due 01/15/2026		$11,741	11,720

Brooklyn Union Gas Co.
3.407% due 03/10/2026		6,500	6,476

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.150% due 08/15/2026		1,295	1,293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Columbia Pipelines Holding Co. LLC
6.055% due 08/15/2026	$834	$845

Dominion Energy, Inc.
2.850% due 08/15/2026	6,800	6,730
3.900% due 10/01/2025	940	940

Emera U.S. Finance LP
3.550% due 06/15/2026	2,200	2,188

Enel Finance International NV
1.625% due 07/12/2026	7,480	7,333
7.050% due 10/14/2025	8,387	8,394

Eversource Energy
1.400% due 08/15/2026	2,000	1,952

Fortis, Inc.
3.055% due 10/04/2026	10,400	10,283

Israel Electric Corp. Ltd.
7.750% due 12/15/2027	600	637

NextEra Energy Capital Holdings, Inc.
5.054% (SOFRINDX + 0.760%) due 01/29/2026 ~	14,750	14,777

ONEOK, Inc.
4.250% due 09/24/2027	8,300	8,313
5.000% due 03/01/2026	4,403	4,406
5.850% due 01/15/2026	14,491	14,531

Pacific Gas & Electric Co.
2.950% due 03/01/2026	1,646	1,635
3.150% due 01/01/2026	30,102	30,009

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~	4,388	4,402

Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/2026	3,005	3,011
4.650% due 10/15/2025	3,560	3,560

SA Global Sukuk Ltd.
1.602% due 06/17/2026	3,500	3,430

Southern California Edison Co.
1.200% due 02/01/2026	14,292	14,128
4.400% due 09/06/2026	9,191	9,209
4.700% due 06/01/2027	900	904
4.900% due 06/01/2026	13,757	13,803
5.350% due 03/01/2026	12,600	12,651

Southern California Gas Co.
2.600% due 06/15/2026	1,195	1,182

WEC Energy Group, Inc.
5.600% due 09/12/2026	1,954	1,980

		214,127

Total Corporate Bonds & Notes (Cost $3,208,278)		3,224,134

U.S. GOVERNMENT AGENCIES 17.4%

Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032	12,058	11,678
4.500% due 07/09/2027	9,400	9,402

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.745% due 01/25/2026	4,435	4,411
3.208% due 02/25/2026	3,342	3,328

Federal Home Loan Mortgage Corp. REMICS
1.000% due 02/25/2042 - 09/15/2044	36,852	32,508
1.500% due 03/15/2041 - 12/15/2042	4,183	3,802
2.500% due 10/25/2048	1,700	1,568
2.750% due 12/15/2041 - 03/15/2045	2,552	2,529
3.000% due 09/15/2032 - 10/15/2040	1,228	1,219
4.780% due 05/15/2038 •	1,655	1,613
4.790% due 05/15/2041 •	1,441	1,423
4.800% due 06/15/2040 •	1,471	1,436
4.810% due 12/15/2036 - 09/15/2044 •	55,845	55,146
4.860% due 01/15/2037 - 01/15/2040 •	1,579	1,558
4.887% due 06/15/2035 - 12/15/2046 •	8,081	7,961

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	191

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 11/15/2042 •	$792	$787
4.910% due 12/15/2037 - 05/15/2038 •	1,753	1,719
4.917% due 06/15/2036 •	573	570
4.937% due 09/15/2048 - 08/15/2049 •	3,363	3,276
5.245% due 12/15/2050 •	9,238	9,207
5.250% due 10/25/2055 •	6,074	6,083
5.296% due 11/25/2054 •	77,499	77,632
5.306% due 10/25/2054 - 09/25/2055 •	77,566	77,658
5.356% due 10/25/2052 - 08/25/2055 •	78,717	78,600
5.456% due 01/25/2055 - 07/25/2055 •	30,562	30,639
5.506% due 01/25/2055 - 08/25/2055 •	43,706	43,878
5.556% due 12/25/2054 - 08/25/2055 •	27,582	27,726

Federal Home Loan Mortgage Corp. STRIPS
4.810% due 02/15/2038 •	22,291	22,036
5.506% due 05/25/2054 •	21,809	21,898

Federal National Mortgage Association
2.500% due 02/01/2035	9,209	8,917
5.810% due 06/01/2031	5,600	5,830

Federal National Mortgage Association REMICS
1.250% due 05/25/2043	3,959	3,648
1.375% due 12/25/2027	2,649	2,592
1.500% due 07/25/2032	1,633	1,604
1.750% due 06/25/2027	1,715	1,683
2.500% due 01/25/2026 - 03/25/2044	20	20
2.750% due 02/25/2044	44	43
3.000% due 06/25/2033 - 02/25/2044	416	414
3.500% due 06/25/2048	3,640	3,498
4.760% due 03/25/2048 - 06/25/2048 •	5,861	5,796
4.771% due 01/25/2048 •	1,220	1,201
4.780% due 01/25/2045 •	1,813	1,773
4.810% due 10/25/2044 - 05/25/2058 •	28,443	28,165
4.813% due 12/25/2048 •	7,272	7,186
4.860% due 07/25/2044 - 09/25/2049 •	9,708	9,616
4.871% due 09/25/2043 - 07/25/2050 •	11,802	11,466
4.880% due 11/25/2046 •	1,147	1,125
4.900% due 12/25/2046 •	900	893
4.910% due 07/25/2046 •	10,301	10,246
4.921% due 07/25/2049 - 08/25/2049 •	17,639	17,205
4.971% due 12/25/2049 - 01/25/2050 •	6,623	6,467
5.145% due 01/25/2051 •	4,975	4,987
5.256% due 09/25/2054 •	82,270	82,384
5.266% due 03/25/2055 •	10,128	10,127
5.289% due 08/25/2055 •	6,300	6,311
5.306% due 01/25/2055 - 03/25/2055 •	11,290	11,324
5.356% due 05/25/2055 •	8,849	8,898
5.400% due 10/25/2055 •	5,600	5,613
5.406% due 05/25/2055 •	5,883	5,926
5.456% due 12/25/2054 - 07/25/2055 •	15,198	15,212
5.506% due 01/25/2055 - 03/25/2055 •	42,872	43,048
5.516% due 03/25/2055 •	16,745	16,813
5.536% due 08/25/2055 •	21,108	21,211
5.556% due 12/25/2053 •	7,002	7,039
5.606% due 11/25/2053 - 02/25/2055 •	23,617	23,761

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,898	2,599
4.000% due 07/20/2049 •	997	920
4.550% due 03/20/2037 •	741	733
4.560% due 04/20/2037 •	513	508
4.700% due 04/20/2049 •	4,308	4,220
4.795% due 02/20/2043 •	13,127	13,025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.920% due 10/01/2055 «		$9,650	$9,650
4.936% due 06/20/2067 •		109	109
4.966% due 04/20/2061 •		115	115
5.150% due 07/20/2065 «		9,650	9,644
5.166% due 04/20/2070 •		10,823	10,795
5.210% due 08/20/2062 ~		215	216
5.216% due 08/20/2067 •		673	676
5.227% due 06/20/2067 •		1,334	1,351
5.289% due 06/20/2055 - 07/20/2074 •		56,609	56,813
5.339% due 01/20/2054 - 05/20/2055 •		8,488	8,530
5.389% due 06/20/2055 •		11,953	12,002
5.489% due 05/20/2073 •		3,161	3,210
5.539% due 06/20/2055 - 07/20/2055 •		12,487	12,534
5.577% due 09/20/2067 •		3,113	3,162
5.581% due 07/20/2067 •		2,600	2,639
5.592% due 04/20/2067 •		1,430	1,447
5.656% due 11/20/2067 •		586	594

Total U.S. Government Agencies (Cost $1,095,914)			1,088,825

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2026 (h)(j)		102,421	102,071
2.125% due 04/15/2029 (h)(j)		19,112	19,732

Total U.S. Treasury Obligations (Cost $121,203)			121,803

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%

Ashford Hospitality Trust
5.223% due 04/15/2035 •		1,673	1,672

Avon Finance
4.886% due 12/28/2049 •	GBP	16,683	22,488

BBCCRE Trust
3.966% due 08/10/2033		$2,000	1,849

BSREP Commercial Mortgage Trust
5.215% due 08/15/2038 •		3,749	3,567

BX Commercial Mortgage Trust
4.994% due 10/15/2036 •		5,385	5,381

BX Trust
5.164% due 10/15/2036 •		37,600	37,575

Citigroup Mortgage Loan Trust, Inc.
5.856% due 06/25/2055 •		4,941	4,988

CSWF Corp.
5.332% due 06/15/2034 •		1,231	1,196

Extended Stay America Trust
5.344% due 07/15/2038 •		48,488	48,526

Finsbury Square Green PLC
4.636% due 12/16/2067 •	GBP	873	1,175

JP Morgan Chase Commercial Mortgage Securities Trust
5.275% due 06/15/2038 •		$9,000	8,741
5.315% due 04/15/2038 •		7,447	7,448

Lehman XS Trust
4.812% due 12/25/2035 •		284	267

MFA Trust
1.131% due 07/25/2060 ~		14,114	12,958
1.381% due 04/25/2065 ~		2,057	2,015

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		2,014	1,959

OBX Trust
5.988% due 01/25/2064 þ		4,248	4,293

Polaris PLC
4.773% due 10/23/2059 •	GBP	2,488	3,349

PRET Trust
4.000% due 03/25/2065 «þ		$20,000	19,464

RCKT Mortgage Trust
5.582% due 12/25/2044 þ		8,778	8,878

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		480	468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Taurus U.K. DAC
4.836% due 05/17/2031 •	GBP	15,784	$21,218

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$8,174	7,901
2.900% due 10/25/2059 ~		3,529	3,396

Tower Bridge Funding PLC
4.777% due 12/20/2066 •	GBP	587	791

UWM Mortgage Trust
5.000% due 12/25/2051 •		$10,035	9,376

VASA Trust
5.165% due 07/15/2039 •		14,500	14,205

Verus Securitization Trust
1.262% due 10/25/2063 ~		100	97
5.712% due 01/25/2069 þ		5,962	6,006

Total Non-Agency Mortgage-Backed Securities (Cost $264,321)			261,247

ASSET-BACKED SECURITIES 17.2%

AUTOMOBILE ABS OTHER 1.9%

Cars Alliance Auto Loans Germany V
2.429% due 01/18/2036 •	EUR	28,625	33,665

GM Financial Automobile Leasing Trust
4.739% due 10/20/2027 •		$9,000	9,006

Hyundai Auto Receivables Trust
0.000% (SOFR30A + 0.350%) due 07/17/2028 ~		25,000	25,018

M&T Bank Auto Receivables Trust
4.872% due 05/15/2028 •		7,960	7,970

MBarc Credit Canada, Inc.
5.299% due 10/15/2026	CAD	2,510	1,805

Toyota Lease Owner Trust
0.000% due 05/22/2028 •		$15,000	15,005
4.829% due 02/22/2027 •		4,428	4,431

Volkswagen Auto Lease Trust
0.000% due 04/20/2028 •		20,000	20,018
4.859% due 12/21/2026 •		3,754	3,757

			120,675

AUTOMOBILE SEQUENTIAL 4.0%

CarMax Auto Owner Trust
4.590% due 07/17/2028		4,100	4,119

Carvana Auto Receivables Trust
4.550% due 05/10/2030		3,000	3,025
4.640% due 01/10/2030		2,000	2,014
5.500% due 08/10/2027		28	28

Chase Auto Owner Trust
4.400% due 11/26/2027		81	81
4.940% due 07/25/2029		5,300	5,359
5.250% due 09/27/2027		1,189	1,192
5.680% due 01/25/2029		1,689	1,709

Enterprise Fleet Financing LLC
4.690% due 07/20/2027		8,854	8,887
5.760% due 10/22/2029		1,054	1,059

Ford Credit Auto Owner Trust
3.880% due 06/15/2028		8,700	8,702
5.400% due 04/15/2027		6,946	6,964

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		22,835	22,896

Gm Financial Automobile Leasing Trust
4.550% due 07/20/2027		21,000	21,083

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		3,000	3,021
5.100% due 03/16/2029		7,000	7,066
5.450% due 06/16/2028		2,594	2,616

GM Financial Revolving Receivables Trust
4.980% due 12/11/2036		5,000	5,137

Harley-Davidson Motorcycle Trust
4.710% due 07/17/2028		13,400	13,450

Hertz Vehicle Financing III LLC
6.150% due 03/25/2030		5,000	5,234

Huntington Auto Trust
5.230% due 01/16/2029		5,235	5,294

192	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/15/2027		$325	$325

Hyundai Auto Lease Securitization Trust
4.370% due 01/18/2028		14,500	14,573
4.770% due 03/15/2027		8,858	8,882

Hyundai Auto Receivables Trust
4.990% due 02/15/2029		5,100	5,152

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		4,940	5,005
5.590% due 02/17/2032		2,116	2,119

Mercedes-Benz Auto Lease Trust
4.570% due 12/15/2026		981	982

Nissan Auto Lease Trust
4.920% due 11/15/2027		5,000	5,060

PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030		3,500	3,498

SBNA Auto Lease Trust
5.560% due 11/22/2027		11,300	11,377

SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028		2,910	2,915
5.470% due 10/20/2028		2,829	2,850

Toyota Auto Receivables Owner Trust
4.460% due 03/15/2028		9,300	9,325

Toyota Lease Owner Trust
4.210% due 09/20/2027		5,000	5,014
4.580% due 07/20/2027		33,582	33,708

World Omni Auto Receivables Trust
4.430% due 12/17/2029		5,000	5,029
4.780% due 01/18/2028		1,014	1,016
5.150% due 11/15/2028		3,016	3,034

			248,800

CMBS OTHER 0.2%

BXMT Ltd.
6.157% due 11/15/2037 •		8,256	8,248

GPMT Ltd.
5.600% due 12/15/2036 •		1,869	1,831

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •		102	102

MF1 Ltd.
5.957% due 12/15/2035 •		3,831	3,837

			14,018

CREDIT CARD BULLET 0.7%

American Express Credit Account Master Trust
5.230% due 09/15/2028		3,100	3,141

BA Credit Card Trust
4.930% due 05/15/2029		11,000	11,192

CARDS II Trust
4.630% due 03/15/2031		10,700	10,809

Master Credit Card Trust II
4.700% due 06/21/2027		6,400	6,407

Synchrony Card Funding LLC
5.040% due 03/15/2030		10,600	10,761

			42,310

OTHER ABS 10.4%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		6,200	6,207

522 Funding CLO Ltd.
5.519% due 10/23/2034 •		1,600	1,603
5.627% due 10/20/2031 •		8,060	8,070

AlbaCore Euro CLO IV DAC
3.269% due 07/15/2035 •	EUR	1,500	1,763

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		$6,400	6,412

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •		2,100	2,103

ARES European CLO X DAC
2.806% due 10/15/2031 •	EUR	7,313	8,585

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		$20,600	20,626

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		$19,500	$19,532

Atlantic Avenue Ltd.
5.585% due 01/20/2035 •		22,000	22,027

Bain Capital Credit CLO Ltd.
5.355% due 10/21/2034 •		1,000	1,001
5.565% due 07/19/2034 •		700	701

Black Diamond CLO DAC
2.884% due 01/20/2032 •	EUR	11	13

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		17,683	20,776

Cairn CLO X DAC
3.059% due 10/15/2031 •		15,029	17,657

Canyon CLO Ltd.
5.418% due 10/15/2034 •		$3,100	3,100

Carlyle Euro CLO DAC
2.926% due 08/15/2032 •	EUR	4,267	5,015

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		$19,100	19,111

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •	EUR	7,381	8,670

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		$2,805	2,808

CCG Receivables Trust
4.480% due 10/14/2032		9,200	9,255

Commonbond Student Loan Trust
2.550% due 05/25/2041		108	103

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		9,100	9,135

Cumulus Static CLO DAC
3.236% due 11/15/2033 •	EUR	5,680	6,672

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •		14,540	17,038

Dryden 52 Euro CLO DAC
2.896% due 05/15/2034 •		10,983	12,876

ECMC Group Student Loan Trust
5.221% due 02/27/2068 •		$9,334	9,304

Elevation CLO Ltd.
5.618% due 01/25/2035 •		4,700	4,717

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		6,579	6,584

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •		12,783	12,798

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		10,500	10,536

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		2,300	2,312

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •		780	782

Harvest CLO XXI DAC
1.040% due 07/15/2031	EUR	169	195
2.786% due 07/15/2031 •		11,523	13,538

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •		$8,685	8,685

Invesco CLO Ltd.
5.441% due 07/20/2035 •		13,000	13,053

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		7,000	6,999

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		12,800	12,814

Jubilee CLO DAC
2.676% due 04/15/2031 •	EUR	7,005	8,230

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		$18,300	18,300

LCM 30 Ltd.
5.667% due 04/20/2031 •		4,833	4,841

LCM 35 Ltd.
5.398% due 10/15/2034 •		5,600	5,607

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		10,000	10,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		$19,150	$19,178

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		12,700	12,721

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		4,500	4,504

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		5,161	4,887
1.580% due 04/15/2070		6,474	5,859
1.690% due 05/15/2069		2,912	2,740
5.265% due 04/15/2069 •		2,633	2,622

Nelnet Student Loan Trust
4.670% due 06/22/2065		29,600	29,527
4.840% due 05/17/2055		16,000	16,136
5.171% due 09/27/2038 •		6,614	6,594
5.321% due 02/25/2066 •		4,449	4,455

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		1,205	1,206

Oak Hill European Credit Partners VII DAC
2.764% due 10/20/2031 •	EUR	6,553	7,695

Ocean Trails CLO XI
5.355% due 07/20/2034 •		$20,100	20,116

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(a)	EUR	12,500	14,676
3.170% due 10/15/2034 •		16,050	18,835

PFS Financing Corp.
5.520% due 10/15/2028		$8,000	8,120

Post Road Equipment Finance LLC
4.900% due 05/15/2031		2,300	2,319

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		1,207	1,210

SLM Student Loan Trust
4.921% due 06/25/2043 •		10,621	10,472
5.121% due 06/26/2028 •		6,037	6,039
5.121% due 12/27/2038 •		5,439	5,406

SMB Private Education Loan Trust
1.290% due 07/15/2053		5,323	5,083
5.240% due 03/15/2056		3,198	3,271
5.365% due 07/15/2053 •		651	652
5.380% due 07/15/2053		4,458	4,580
5.670% due 11/15/2052		4,423	4,549
6.022% due 09/15/2053 •		2,935	2,990
Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(a)		5,400	5,400

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		2,500	2,500

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •		2,627	2,630

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •		5,300	5,309

Verizon Master Trust
4.170% due 08/20/2030		9,200	9,250

Voya CLO Ltd.
5.385% due 04/20/2034 •		8,000	8,010

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •		7,150	7,166
			646,871

Total Asset-Backed Securities (Cost $1,071,430)			1,072,674

SOVEREIGN ISSUES 0.6%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		34,600	35,147

Korea National Oil Corp.
4.951% (SOFRRATE + 0.770%) due 03/31/2028 ~		3,000	3,012

Total Sovereign Issues (Cost $37,899)			38,159

SHORT-TERM INSTRUMENTS 6.8%

COMMERCIAL PAPER 4.9%

Air Lease Corp.
4.550% due 10/02/2025		7,000	6,998

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	193

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.570% due 10/10/2025	$26,100	$26,067
4.570% due 10/14/2025	39,000	38,931

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	37,300	37,197

Crown Castle, Inc.
4.610% due 10/21/2025 (a)	3,300	3,291
4.610% due 10/23/2025	27,000	26,920
4.620% due 10/21/2025	7,000	6,981
4.620% due 10/23/2025	5,300	5,284
4.800% due 10/07/2025	35,450	35,418

Dominion Energy, Inc.
4.480% due 10/03/2025	22,600	22,592

Glencore Funding LLC
4.360% due 10/16/2025	300	300

HCA, Inc.
4.600% due 10/22/2025	46,600	46,468

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.650% due 10/20/2025	$12,200	$12,169
4.650% due 10/21/2025	20,000	19,946

Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025	4,600	4,600

Targa Resources Corp.
4.380% due 10/17/2025	11,500	11,475

		304,637

REPURCHASE AGREEMENTS (f) 1.7%
		103,984

U.S. TREASURY BILLS 0.2%
4.300% due 10/02/2025 - 11/28/2025 (b)(c)(h)(j)	12,233	12,185

MARKET VALUE (000S)
Total Short-Term Instruments (Cost $420,906)	$420,806

Total Investments in Securities (Cost $6,219,951)	6,227,648

Total Investments 99.7% (Cost $6,219,951)	$6,227,648

Financial Derivative Instruments (g)(i) (0.0)% (Cost or Premiums, net $(2,947))	(2,562)

Other Assets and Liabilities, net 0.3%	22,887

Net Assets 100.0%	$6,247,973

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$ 7,505	$7,191	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.320%	09/30/2025	10/01/2025	$	4,000	U.S. Treasury Notes 3.500% due 09/30/2027	$(4,079)	$4,000	$4,000
BUS	2.520	09/29/2025	10/14/2025	CAD	30,000	Province of Ontario 2.800% due 06/02/2048	(22,552)	21,557	21,559
CEW	2.520	10/01/2025	10/15/2025		30,000	Province of Quebec 2.850% due 12/01/2053	(22,148)	21,556	21,556
MEI	2.510	09/23/2025	10/01/2025		20,000	Canada Government Bond 2.750% due 03/01/2030	(14,692)	14,371	14,379
SAL	4.230	09/30/2025	10/01/2025	$	42,500	U.S. Treasury Notes 4.500% due 07/15/2026	(43,362)	42,500	42,505

Total Repurchase Agreements							$(106,833)	$103,984	$103,999

194	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$4,000	$0	$0	$4,000	$(4,079)	$(79)
BUS	21,559	0	0	21,559	(22,552)	(993)
CEW	21,556	0	0	21,556	(22,148)	(592)
MEI	14,379	0	0	14,379	(14,692)	(313)
SAL	42,505	0	0	42,505	(43,362)	(857)

Total Borrowings and Other Financing Transactions	$103,999	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(53,235) at a weighted average interest rate of 4.514%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract September Futures	12/2025	5,285	$	1,267,838	$(22)	$99	$0
Australia Government 3-Year Bond December Futures	12/2025	3,038		214,776	(788)	295	(59)
Canada Government 5-Year Bond December Futures	12/2025	2,571		213,040	2,700	517	0
U.S. Treasury 5-Year Note December Futures	12/2025	21,931		2,394,762	2,501	857	0

					$4,391	$1,768	$(59)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	11,244	$	(2,343,232)	$(522)	$0	$(1,230)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	699		(83,924)	(2,209)	393	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	429		(49,369)	(246)	27	0

					$(2,977)	$420	$(1,230)

Total Futures Contracts					$1,414	$2,188	$(1,289)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	103,200	$(501)	$(95)	$(596)	$142	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$	912,700	1,132	222	1,354	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		145,200	0	(1,947)	(1,947)	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		195,900	(718)	(1,244)	(1,962)	0	(109)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		341,381	(137)	533	396	0	(172)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		1,114,028	(6,766)	6,967	201	0	(564)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		53,400	76	393	469	0	(24)

Total Swap Agreements							$(6,914)	$4,829	$(2,085)	$142	$(1,018)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	195

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,188	$142	$2,330	$0	$(1,289)	$(1,018)	$(2,307)

(h)

Securities with an aggregate market value of $20,730 and cash of $62,679 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	354,452		$229,328	$0	$(5,142)
	10/2025	EUR	155,692		181,591	0	(1,207)
	10/2025		$11,400	CAD	15,860	0	(5)
	11/2025	CAD	15,835		$11,400	5	0
	11/2025		$1,131	AUD	1,721	8	0

BOA	10/2025	JPY	546		$4	0	0
	10/2025		$497	ILS	1,670	7	0
	10/2025		63	JPY	9,357	1	0
	11/2025	JPY	9,325		$63	0	(1)

BPS	10/2025		$73	JPY	10,841	0	0
	11/2025	JPY	10,803		$73	0	0
	11/2025		$3,082	AUD	4,661	3	0
	12/2025		103	HUF	34,298	0	0

CBK	10/2025	CAD	20,029		$14,498	108	0
	10/2025		$4,169	AUD	6,382	53	0
	11/2025		13	CAD	18	0	0

FAR	10/2025	CAD	30,305		$21,799	11	0
	10/2025	JPY	26,443		180	1	0
	10/2025		$230,298	AUD	352,731	3,033	0
	10/2025		182,392	EUR	156,111	900	(3)
	11/2025	AUD	352,731		$230,411	0	(3,030)
	11/2025	EUR	155,237		181,728	0	(901)

MBC	10/2025	CAD	52,037		37,544	174	(30)
	10/2025	EUR	419		496	4	0
	10/2025	GBP	2,505		3,395	27	0
	10/2025	JPY	388		3	0	0
	10/2025		$5,533	CAD	7,625	0	(54)
	10/2025		36	JPY	5,373	0	0
	11/2025	JPY	9,186		$62	0	0
	11/2025		$1,924	GBP	1,431	0	0
	11/2025		280	ILS	938	3	0

MYI	10/2025	JPY	2,415		$16	0	0
	10/2025		$1,071	CAD	1,478	0	(9)
	10/2025		85	JPY	12,692	1	0
	11/2025	JPY	12,648		$85	0	(1)

SCX	10/2025	CAD	5,632		4,086	39	0
	10/2025	JPY	12,364		84	1	0
	10/2025		$2,151	CAD	2,969	0	(18)
	10/2025		52,167	GBP	39,000	271	0
	11/2025	GBP	39,000		$52,176	0	(271)
	11/2025	JPY	44		0	0	0

SSB	10/2025	GBP	36,495		49,192	123	0

Total Forward Foreign Currency Contracts						$4,773	$(10,672)

196	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	02/13/2026	1,868,100	$1,244	$479
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	898,300	903	975
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,713,400	1,820	1,860

Total Purchased Options							$3,967	$3,314

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$13	$0	$0	$13	$(6,354)	$0	$0	$(6,354)	$(6,341)	$4,866	$(1,475)
BOA	8	0	0	8	(1)	0	0	(1)	7	0	7
BPS	3	0	0	3	0	0	0	0	3	0	3
CBK	161	479	0	640	0	0	0	0	640	(630)	10
FAR	3,945	0	0	3,945	(3,934)	0	0	(3,934)	11	0	11
MBC	208	0	0	208	(84)	0	0	(84)	124	(170)	(46)
MYC	0	975	0	975	0	0	0	0	975	(1,110)	(135)
MYI	1	0	0	1	(10)	0	0	(10)	(9)	0	(9)
NGF	0	1,860	0	1,860	0	0	0	0	1,860	(2,100)	(240)
SCX	311	0	0	311	(289)	0	0	(289)	22	(30)	(8)
SSB	123	0	0	123	0	0	0	0	123	(270)	(147)

Total Over the Counter	$4,773	$3,314	$0	$8,087	$(10,672)	$0	$0	$(10,672)

(j)

Securities with an aggregate market value of $4,866 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,188	$2,188
Swap Agreements	0	0	0	0	142	142

	$0	$0	$0	$0	$2,330	$2,330

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,773	$0	$4,773
Purchased Options	0	0	0	0	3,314	3,314

	$0	$0	$0	$4,773	$3,314	$8,087

	$0	$0	$0	$4,773	$5,644	$10,417

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	197

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)	September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,289	$1,289
Swap Agreements	0	0	0	0	1,018	1,018

	$0	$0	$0	$0	$2,307	$2,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,672	$0	$10,672

	$0	$0	$0	$10,672	$2,307	$12,979

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27,197	$27,197
Swap Agreements	0	0	0	0	(25,465)	(25,465)

	$0	$0	$0	$0	$1,732	$1,732

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,026)	$0	$(31,026)
Purchased Options	0	0	0	0	(2,447)	(2,447)
Written Options	0	202	0	0	0	202

	$0	$202	$0	$(31,026)	$(2,447)	$(33,271)

	$0	$202	$0	$(31,026)	$(715)	$(31,539)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(11,007)	$(11,007)
Swap Agreements	0	0	0	0	16,019	16,019

	$0	$0	$0	$0	$5,012	$5,012

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,377)	$0	$(6,377)
Purchased Options	0	0	0	0	(1,438)	(1,438)

	$0	$0	$0	$(6,377)	$(1,438)	$(7,815)

	$0	$0	$0	$(6,377)	$3,574	$(2,803)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,080,176	$0	$2,080,176
Industrials	0	929,831	0	929,831
Utilities	0	214,127	0	214,127
U.S. Government Agencies	0	1,069,531	19,294	1,088,825
U.S. Treasury Obligations	0	121,803	0	121,803
Non-Agency Mortgage-Backed Securities	0	241,783	19,464	261,247
Asset-Backed Securities
Automobile ABS Other	0	120,675	0	120,675
Automobile Sequential	0	248,800	0	248,800
CMBS Other	0	14,018	0	14,018
Credit Card Bullet	0	42,310	0	42,310
Other ABS	5,400	626,795	14,676	646,871
Sovereign Issues	0	38,159	0	38,159
Short-Term Instruments
Commercial Paper	0	304,637	0	304,637
Repurchase Agreements	0	103,984	0	103,984
U.S. Treasury Bills	0	12,185	0	12,185

Total Investments	$5,400	$6,168,814	$53,434	$6,227,648

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$812	$1,518	$0	$2,330
Over the counter	0	8,087	0	8,087

	$812	$9,605	$0	$10,417

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(59)	(2,248)	0	(2,307)
Over the counter	0	(10,672)	0	(10,672)

	$(59)	$(12,920)	$0	$(12,979)

Total Financial Derivative Instruments	$753	$(3,315)	$0	$(2,562)

Totals	$6,153	$6,165,499	$53,434	$6,225,086

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

198	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.7%

CORPORATE BONDS & NOTES 7.9%

BANKING & FINANCE 5.0%

ABN AMRO Bank NV
1.542% due 06/16/2027 •		$15,989	$15,678
4.800% due 04/18/2026		400	401

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		62,356	61,281

Allstate Corp.
0.750% due 12/15/2025		1,020	1,013

American Express Co.
4.932% (SOFRINDX + 0.650%) due 11/04/2026 ~		3,100	3,109
5.639% (SOFRINDX + 1.350%) due 10/30/2026 ~		2,768	2,771

American Honda Finance Corp.
4.806% due 12/11/2026 •		1,500	1,502
4.828% due 01/12/2026 •		1,300	1,301
4.831% (SOFRRATE + 0.500%) due 10/10/2025 ~		21,300	21,302
4.880% due 10/06/2026 •		7,200	7,213
5.043% (SOFRRATE + 0.710%) due 01/09/2026 ~		28,658	28,691
5.139% (SOFRINDX + 0.790%) due 10/03/2025 ~		29,261	29,262
5.248% (SOFRRATE + 0.920%) due 01/12/2026 ~		2,312	2,316
American Tower Corp.
4.400% due 02/15/2026		717	717

Asian Development Bank
5.182% (SOFRINDX + 1.000%) due 06/16/2026 ~		17,400	17,503

Athene Global Funding
1.450% due 01/08/2026		8,721	8,652
5.068% due 07/16/2026 •		7,900	7,919
5.174% (SOFRINDX + 0.830%) due 01/07/2027 ~		74	74
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~		36,335	36,532
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~		1,192	1,202
5.620% due 05/08/2026		777	784
5.684% due 02/23/2026		29,801	29,940

Australia & New Zealand Banking Group Ltd.
4.667% (SOFRRATE + 0.470%) due 12/16/2026 ~		5,000	5,011
4.989% (SOFRRATE + 0.640%) due 10/03/2025 ~		1,000	1,000

Bank of America Corp.
1.658% due 03/11/2027 •		1,350	1,335
5.080% due 01/20/2027 •		67,841	67,972

Bank of America NA
5.268% (SOFRRATE + 1.020%) due 08/18/2026 ~		1,500	1,509

Bank of Montreal
4.796% (SOFRINDX + 0.620%) due 09/15/2026 ~		3,000	3,006
5.530% (SOFRINDX + 1.330%) due 06/05/2026 ~		4,504	4,537

Bank of Nova Scotia
4.601% (BBSW3M + 0.900%) due 10/27/2025 ~	AUD	12,800	8,473
4.759% (SOFRINDX + 0.545%) due 03/02/2026 ~		$2,482	2,485

Barclays PLC
4.375% due 01/12/2026		24,299	24,301
5.829% due 05/09/2027 •		66,457	67,052
7.325% due 11/02/2026 •		3,500	3,508

BPCE SA
1.000% due 01/20/2026		500	495
5.100% due 01/26/2026		3,140	3,148
5.975% due 01/18/2027 •		33,023	33,149

Canadian Imperial Bank of Commerce
1.250% due 06/22/2026		800	784

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One NA
4.250% due 03/13/2026		$1,650	$1,649

Caterpillar Financial Services Corp.
4.682% due 02/27/2026 •		1,744	1,746
5.008% due 10/16/2026 •		825	829

Charles Schwab Corp.
4.776% (SOFRINDX + 0.520%) due 05/13/2026 ~		7,300	7,309

Citibank NA
4.879% (SOFRINDX + 0.590%) due 04/30/2026 ~		6,825	6,834
4.980% (SOFRRATE + 0.708%) due 08/06/2026 ~		33,500	33,600
5.263% (SOFRINDX + 1.060%) due 12/04/2026 ~		500	504

Citigroup Global Markets Holdings, Inc.
4.610% (SOFRRATE + 0.480%) due 01/20/2026 ~		45,100	45,070

Citigroup, Inc.
1.122% due 01/28/2027 •		45,478	45,012

Commonwealth Bank of Australia
4.701% (SOFRRATE + 0.460%) due 11/27/2026 ~		41,134	41,224
4.720% (SOFRRATE + 0.520%) due 06/15/2026 ~		6,200	6,211
4.950% (SOFRRATE + 0.750%) due 03/13/2026 ~		566	567

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		3,000	2,962
5.043% (SOFRINDX + 0.710%) due 01/09/2026 ~		49,800	49,868
5.245% (SOFRINDX + 0.900%) due 10/05/2026 ~		550	553

Corebridge Global Funding
5.350% due 06/24/2026		5,647	5,696

Crown Castle, Inc.
1.050% due 07/15/2026		22,455	21,901
3.700% due 06/15/2026		735	732
4.450% due 02/15/2026		4,820	4,818

Deutsche Bank AG
1.686% due 03/19/2026		1,620	1,602

DNB Bank ASA
5.896% due 10/09/2026 •		2,450	2,451

European Bank for Reconstruction & Development
4.518% (SOFRINDX + 0.190%) due 04/14/2026 ~		51,270	51,261

Federation des Caisses Desjardins du Quebec
4.850% due 10/14/2025		8,900	8,902

GA Global Funding Trust
1.625% due 01/15/2026		2,420	2,401

General Motors Financial Co., Inc.
6.050% due 10/10/2025		3,612	3,613

Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •		12,090	12,015
4.984% due 12/09/2026 •		1,696	1,698

HSBC Holdings PLC
7.336% due 11/03/2026 •		5,950	5,964

ING Bank Australia Ltd.
3.981% (BBSW3M + 0.400%) due 08/19/2026 ~	AUD	17,250	11,423
4.555% (BBSW3M + 0.980%) due 12/08/2025 ~		44,100	29,221

International Bank for Reconstruction & Development
4.519% (SOFRINDX + 0.280%) due 02/23/2027 ~		$6,500	6,506
4.705% due 01/12/2027 •		27,930	27,974

Intesa Sanpaolo SpA
7.000% due 11/21/2025		2,000	2,007

Jackson National Life Global Funding
3.050% due 04/29/2026		373	370
5.500% due 01/09/2026		2,005	2,010
5.600% due 04/10/2026		7,655	7,712

John Deere Capital Corp.
4.651% (SOFRRATE + 0.440%) due 03/06/2026 ~		1,850	1,852

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.790% (SOFRRATE + 0.570%) due 03/03/2026 ~		$9,730	$9,745
4.925% due 04/19/2027 •		1,277	1,282
5.012% (SOFRRATE + 0.680%) due 07/15/2027 ~		3,619	3,644

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		6,500	6,429
1.578% due 04/22/2027 •		10,432	10,284
3.300% due 04/01/2026		110	110
3.960% due 01/29/2027 •		63,168	63,099
5.191% (SOFRRATE + 0.885%) due 04/22/2027 ~		11,500	11,539

KeyBank NA
4.700% due 01/26/2026		250	250

Kreditanstalt fuer Wiederaufbau
5.300% (SOFRINDX + 1.000%) due 10/30/2026 ~		25,000	25,223

Landeskreditbank Baden-Wuerttemberg Foerderbank
5.277% (SOFRINDX + 1.000%) due 05/08/2026 ~		34,800	34,968

Morgan Stanley
5.050% due 01/28/2027 •		51,683	51,797

MUFG Bank Ltd.
4.460% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	19,700	13,065

National Australia Bank Ltd.
4.853% (SOFRRATE + 0.550%) due 01/29/2026 ~		$1,000	1,001
4.858% (SOFRRATE + 0.650%) due 12/10/2025 ~		768	768

NatWest Group PLC
7.472% due 11/10/2026 •		19,581	19,643

New York Life Global Funding
4.800% (SOFRRATE + 0.580%) due 08/28/2026 ~		12,950	12,983
4.898% due 01/16/2026 •		13,000	13,015
5.282% (SOFRINDX + 0.930%) due 04/02/2026 ~		500	502

Nomura Holdings, Inc.
1.653% due 07/14/2026		17,135	16,811

Nordea Bank Abp
1.500% due 09/30/2026		3,800	3,707

Pacific Life Global Funding II
4.752% due 03/27/2026 •		325	326
4.823% (SOFRRATE + 0.620%) due 06/04/2026 ~		700	702

PNC Bank NA
4.826% (SOFRRATE + 0.500%) due 01/15/2027 ~		68,350	68,376

Protective Life Global Funding
4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~		43,800	43,833

Royal Bank of Canada
4.838% (SOFRRATE + 0.525%) due 01/20/2026 ~		21,778	21,803
4.870% (SOFRINDX + 0.570%) due 04/27/2026 ~		5,138	5,149

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		15,243	15,289

Standard Chartered PLC
4.050% due 04/12/2026		2,850	2,847

Sumitomo Mitsui Banking Corp.
4.423% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	88,470	58,669
4.590% (BBSW3M + 0.900%) due 10/23/2026 ~		4,200	2,793
4.791% (BBSW3M + 1.100%) due 11/07/2025 ~		20,200	13,379

Sumitomo Mitsui Financial Group, Inc.
2.632% due 07/14/2026		$13,238	13,096
3.784% due 03/09/2026		29,200	29,164

Sumitomo Mitsui Trust Bank Ltd.
5.340% (SOFRRATE + 1.120%) due 03/09/2026 ~		1,350	1,356
5.650% due 03/09/2026		4,101	4,128

Toronto-Dominion Bank
1.200% due 06/03/2026		10,778	10,581

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	199

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.775% (SOFRRATE + 0.590%) due 09/10/2026 ~		$419	$420
4.783% (SOFRRATE + 0.620%) due 12/17/2026 ~		6,011	6,031
4.811% (SOFRRATE + 0.480%) due 10/10/2025 ~		7,900	7,901
5.103% due 01/09/2026		876	878
5.396% (SOFRRATE + 1.080%) due 07/17/2026 ~		15,656	15,758

Toyota Motor Credit Corp.
4.781% (SOFRINDX + 0.450%) due 04/10/2026 ~		33,012	33,049

UBS AG
4.048% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	19,100	12,645
4.934% (BBSW3M + 1.300%) due 05/12/2026 ~		3,100	2,063

UBS Group AG
1.364% due 01/30/2027 •		$2,670	2,643
5.711% due 01/12/2027 •		1,300	1,305

United Overseas Bank Ltd.
3.946% (BBSW3M + 0.410%) due 08/27/2026 ~	AUD	5,000	3,310

Wells Fargo & Co.
3.000% due 04/22/2026		$30,282	30,110
4.100% due 06/03/2026		614	614

Wells Fargo Bank NA
5.036% (SOFRRATE + 0.710%) due 01/15/2026 ~		7,270	7,278

Westpac Banking Corp.
4.853% (SOFRRATE + 0.550%) due 01/29/2026 ~		1,035	1,036
4.984% (SOFRRATE + 0.720%) due 11/17/2025 ~		6,292	6,297

Weyerhaeuser Co.
4.750% due 05/15/2026		4,341	4,353

			1,690,042

INDUSTRIALS 2.2%

Altria Group, Inc.
4.400% due 02/14/2026		15,692	15,681

BAE Systems Holdings, Inc.
3.850% due 12/15/2025		603	602

BAT International Finance PLC
1.668% due 03/25/2026		128,176	126,644

Baxter International, Inc.
2.600% due 08/15/2026		3,095	3,053

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		3,800	3,797

BMW U.S. Capital LLC
4.902% (SOFRINDX + 0.550%) due 04/02/2026 ~		3,125	3,130
5.056% (SOFRINDX + 0.800%) due 08/13/2026 ~		655	657

Boeing Co.
2.196% due 02/04/2026		28,960	28,744
2.600% due 10/30/2025		2,000	1,997
3.100% due 05/01/2026		19,376	19,250

Bristol-Myers Squibb Co.
4.728% (SOFRRATE + 0.490%) due 02/20/2026 ~		52	52

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875% due 01/15/2027		2,656	2,655

Campbell’s Co.
5.300% due 03/20/2026		6,427	6,451

Canadian National Railway Co.
2.750% due 03/01/2026		3,518	3,498

Cigna Group
1.250% due 03/15/2026		1,786	1,761

Conagra Brands, Inc.
4.600% due 11/01/2025		577	577

Dell International LLC/EMC Corp.
6.020% due 06/15/2026		19,818	19,981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DuPont de Nemours, Inc.
4.493% due 11/15/2025	$955	$955

Energy Transfer LP
4.750% due 01/15/2026	7,764	7,766

General Electric Co.
4.963% (US0003M + 0.380%) due 05/05/2026 ~	175	175

GlaxoSmithKline Capital PLC
4.679% (SOFRRATE + 0.500%) due 03/12/2027 ~	387	388

Global Payments, Inc.
1.200% due 03/01/2026	13,700	13,521

Halliburton Co.
3.800% due 11/15/2025	541	540

HCA, Inc.
5.250% due 06/15/2026	700	701
5.375% due 09/01/2026	13,684	13,745
5.875% due 02/15/2026	3,000	3,004

Home Depot, Inc.
4.486% (SOFRRATE + 0.330%) due 12/24/2025 ~	354	354

Hyundai Capital America
1.300% due 01/08/2026	950	942
5.603% (SOFRRATE + 1.320%) due 11/03/2025 ~	195	195
6.250% due 11/03/2025	7,146	7,157

Marvell Technology, Inc.
1.650% due 04/15/2026	4,013	3,955

Mitsubishi Corp.
1.125% due 07/15/2026	350	342

Molson Coors Beverage Co.
3.000% due 07/15/2026	4,811	4,770

MPLX LP
1.750% due 03/01/2026	20,610	20,397

NTT Finance Corp.
1.162% due 04/03/2026	2,891	2,846

Oracle Corp.
1.650% due 03/25/2026	140,423	138,786
2.650% due 07/15/2026	108,985	107,733

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200% due 11/15/2025	1,401	1,395
5.750% due 05/24/2026	660	665

PepsiCo, Inc.
4.656% (SOFRINDX + 0.400%) due 02/13/2026 ~	2,757	2,759

Philip Morris International, Inc.
4.875% due 02/13/2026	5,800	5,813

Rogers Communications, Inc.
3.625% due 12/15/2025	5,145	5,136

RTX Corp.
5.000% due 02/27/2026	846	848

Schlumberger Holdings Corp.
4.000% due 12/21/2025	380	380

Starbucks Corp.
2.450% due 06/15/2026	1,800	1,781
4.750% due 02/15/2026	2,432	2,438

Sysco Corp.
3.300% due 07/15/2026	139	138

T-Mobile USA, Inc.
2.250% due 02/15/2026	8,653	8,586
2.625% due 04/15/2026	21,073	20,905

Take-Two Interactive Software, Inc.
5.000% due 03/28/2026	5,100	5,119

UnitedHealth Group, Inc.
4.826% (SOFRRATE + 0.500%) due 07/15/2026 ~	10,125	10,138

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	6,990	6,957
4.625% due 11/13/2025	8,250	8,248
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~	2,000	2,004
5.400% due 03/20/2026	72,650	73,039

Zimmer Biomet Holdings, Inc.
3.050% due 01/15/2026	34,396	34,257

		757,408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.7%

American Electric Power Co., Inc.
1.000% due 11/01/2025		$2,177	$2,170

Dominion Energy, Inc.
3.900% due 10/01/2025		632	632

Georgia Power Co.
4.456% (SOFRINDX + 0.280%) due 09/15/2026 ~		13,075	13,079

National Rural Utilities Cooperative Finance Corp.
4.611% (SOFRRATE + 0.400%) due 12/03/2025 ~		955	955
4.809% (SOFRRATE + 0.580%) due 11/22/2026 ~		19,850	19,931

NBN Co. Ltd.
1.000% due 12/03/2025	AUD	10,000	6,584

NextEra Energy Capital Holdings, Inc.
5.054% (SOFRINDX + 0.760%) due 01/29/2026 ~		$9,464	9,481

ONEOK, Inc.
4.850% due 07/15/2026		14,500	14,552

Pacific Gas & Electric Co.
2.950% due 03/01/2026		18,452	18,327
3.150% due 01/01/2026		118,326	117,958

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~		1,056	1,059

Southwestern Electric Power Co.
1.650% due 03/15/2026		29,194	28,855

WEC Energy Group, Inc.
4.750% due 01/09/2026		4,350	4,355

			237,938

Total Corporate Bonds & Notes (Cost $2,675,388)			2,685,388

U.S. GOVERNMENT AGENCIES 1.1%

Federal Home Loan Banks
4.330% due 10/05/2027 •(a)		363,600	363,636

Total U.S. Government Agencies (Cost $363,600)			363,636

U.S. TREASURY OBLIGATIONS 6.5%

U.S. Treasury Floating Rate Notes
4.057% due 07/31/2027 •		272,200	272,009

U.S. Treasury Notes
0.875% due 09/30/2026		225,000	218,804
3.750% due 08/15/2027		1,064,530	1,066,879
4.125% due 01/31/2027		550,000	553,040
4.250% due 11/30/2026		100,000	100,606

Total U.S. Treasury Obligations (Cost $2,208,181)			2,211,338

ASSET-BACKED SECURITIES 0.2%

AUTOMOBILE SEQUENTIAL 0.2%

American Heritage Auto Receivables Issuer Trust
4.453% due 09/15/2026		5,494	5,497

Enterprise Fleet Financing LLC
4.536% due 02/20/2026		446	446
4.555% due 05/20/2026		7,967	7,973

GM Financial Automobile Leasing Trust
4.359% due 08/20/2026		2,358	2,360

Stellantis Financial Underwritten Enhanced Lease Trust
4.390% due 08/20/2026		20,131	20,150

World Omni Auto Receivables Trust
4.359% due 08/17/2026		21,645	21,658

Total Asset-Backed Securities (Cost $58,042)			58,084

SOVEREIGN ISSUES 0.9%

BNG Bank NV
5.286% (SOFRINDX + 1.000%) due 08/05/2026 ~		27,900	28,072

200	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CPPIB Capital, Inc.
4.805% (SOFRRATE + 0.500%) due 07/27/2026 ~	$4,000	$4,010

Export Development Canada
4.314% (FEDL01 + 0.224%) due 08/13/2026 ~	144,000	143,944

Kommunalbanken AS
5.179% (SOFRINDX + 1.000%) due 06/17/2026 ~	3,200	3,217

Kommunekredit
5.305% (SOFRRATE + 1.000%) due 07/27/2026 ~	14,500	14,598

Svensk Exportkredit AB
5.286% (SOFRRATE + 1.000%) due 05/05/2027 ~	125,200	126,493

Total Sovereign Issues (Cost $320,490)		320,334

SHORT-TERM INSTRUMENTS 91.1%

CERTIFICATES OF DEPOSIT 0.2%

MUFG Bank Ltd.
4.410% (SOFRRATE + 0.250%) due 12/03/2025 ~	26,600	26,608
4.600% due 02/04/2026 ~	10,300	10,304

Sumitomo Mitsui Banking Corp.
4.350% (SOFRRATE + 0.230%) due 04/07/2026 ~	25,200	25,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.410% (SOFRRATE + 0.250%) due 12/05/2025 ~	$15,400	$15,404

		77,516

COMMERCIAL PAPER 0.4%

HCA, Inc.
4.580% due 10/15/2025	14,400	14,373

NextEra Energy Capital Holdings, Inc.
4.580% due 10/06/2025	3,300	3,298

Oracle Corp.
4.330% due 11/19/2025	103,600	102,992

		120,663

REPURCHASE AGREEMENTS (e) 90.1%
		30,519,692

SHORT-TERM NOTES 0.3%

ARI Fleet Lease Trust
4.559% due 05/15/2026	14,499	14,510

CarMax Auto Owner Trust
4.474% due 07/15/2026	29,311	29,328

Chase Auto Owner Trust
4.467% due 07/27/2026	11,311	11,317

Enterprise Fleet Financing LLC
4.551% due 07/20/2026	5,508	5,515

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank Discount Notes
3.940% due 12/12/2025 (c)(d)	$13,100	$12,998
4.060% due 10/29/2025 (c)(d)	2,600	2,592
4.210% due 10/22/2025 (c)(d)	8,000	7,980

PenFed Auto Receivables Owner Trust
4.178% due 09/15/2026	3,200	3,201

		87,441

U.S. TREASURY BILLS 0.1%
4.170% due 10/02/2025 - 12/04/2025 (b)(c)(g)	19,900	19,812

Total Short-Term Instruments (Cost $30,828,111)		30,825,124

Total Investments in Securities (Cost $36,453,812)		36,463,904

Total Investments 107.7% (Cost $36,453,812)		$36,463,904

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $0)		973

Other Assets and Liabilities, net (7.7)%		(2,600,803)

Net Assets 100.0%		$33,864,074

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	4.240%	10/01/2025	10/02/2025	$	1,250,000	U.S. Treasury Bonds 4.625% due 05/15/2054	$(1,270,150)	$1,250,000	$1,250,000
	4.350	09/30/2025	10/01/2025		1,250,000	U.S. Treasury Bonds 4.625% due 05/15/2054	(1,271,893)	1,250,000	1,250,151
BOS	4.170	10/01/2025	10/31/2025		500,000	U.S. Treasury Notes 1.125% - 4.125% due 02/28/2027	(510,075)	500,000	500,000
	4.190	09/18/2025	10/07/2025		1,750,000	U.S. Treasury Notes 3.750% - 3.875% due 05/31/2027 - 06/30/2027	(1,989,704)	1,950,000	1,951,438
	4.190	09/19/2025	10/16/2025		650,000	U.S. Treasury Bonds 3.875% due 05/15/2043	(663,130)	650,000	650,908
	4.190	09/19/2025	10/17/2025		150,000	U.S. Treasury Notes 4.000% due 07/31/2029	(152,887)	150,000	150,209
	4.200	09/19/2025	10/15/2025		350,000	U.S. Treasury Notes 4.250% due 02/15/2028	(356,904)	350,000	350,490
	4.200	09/18/2025	10/27/2025		1,450,000	U.S. Treasury Notes 0.375% - 2.750% due 07/31/2027 - 02/15/2028	(1,479,267)	1,450,000	1,452,199
	4.200	09/29/2025	10/27/2025		250,000	U.S. Treasury Notes 4.125% due 01/31/2027	(255,354)	250,000	250,058
	4.210	09/19/2025	10/07/2025		800,000	U.S. Treasury Notes 3.750% due 06/30/2027	(816,223)	800,000	801,123
	4.220	09/30/2025	10/01/2025		150,000	U.S. Treasury Notes 4.375% due 12/31/2029	(153,082)	150,000	150,018
	4.220	09/23/2025	10/09/2025		1,300,000	U.S. Treasury Notes 0.375% - 4.375% due 07/15/2027 - 03/15/2028	(1,326,981)	1,300,000	1,301,219
	4.220	09/16/2025	10/14/2025		250,000	U.S. Treasury Notes 4.250% due 11/30/2026	(255,404)	250,000	250,440

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	201

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount			Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	4.220%	09/16/2025	10/15/2025	$		350,000	U.S. Treasury Notes 3.750% due 04/30/2027 - 06/30/2027	$(357,321)	$350,000	$350,615
	4.240	09/12/2025	10/16/2025			150,000	U.S. Treasury Notes 4.250% due 06/30/2029	(152,711)	150,000	150,336
	4.240	09/12/2025	10/20/2025			200,000	U.S. Treasury Notes 4.250% due 06/30/2029	(203,615)	200,000	200,448
	4.250	09/25/2025	10/06/2025			800,000	U.S. Treasury Notes 4.250% due 02/15/2028	(816,801)	800,000	800,567
	4.250	09/30/2025	10/06/2025			1,600,000	U.S. Treasury Notes 0.625% - 4.375% due 11/30/2027 - 08/31/2028	(1,634,292)	1,600,000	1,600,189
	4.250	09/12/2025	10/15/2025			1,550,000	U.S. Treasury Notes 2.875% - 4.375% due 08/15/2028 - 08/31/2029	(1,578,522)	1,550,000	1,553,477
	4.260	09/24/2025	10/06/2025			1,200,000	U.S. Treasury Notes 2.875% - 3.625% due 05/15/2028 - 08/15/2028	(1,224,091)	1,200,000	1,200,994
	4.260	09/12/2025	10/08/2025			400,000	U.S. Treasury Notes 3.625% due 03/31/2028	(400,705)	400,000	400,899
	4.260	09/12/2025	10/14/2025			800,000	U.S. Treasury Notes 1.125% - 2.875% due 08/15/2028 - 08/31/2028	(815,213)	800,000	801,799
	4.270	09/15/2025	10/02/2025			400,000	U.S. Treasury Notes 1.125% due 02/28/2027	(408,432)	400,000	400,759
	4.270	09/11/2025	10/06/2025			1,750,000	U.S. Treasury Notes 1.250% - 3.875% due 06/15/2028 - 06/30/2028	(1,783,879)	1,750,000	1,754,151
	4.270	09/12/2025	10/09/2025			1,100,000	U.S. Treasury Notes 3.875% due 06/15/2028	(1,121,327)	1,100,000	1,102,479
	4.280	09/25/2025	10/02/2025			400,000	U.S. Treasury Notes 3.625% due 08/15/2028	(408,019)	400,000	400,285
	4.280	09/30/2025	10/02/2025			1,100,000	U.S. Treasury Notes 1.000% due 07/31/2028	(1,122,962)	1,100,000	1,100,131
	4.280	09/25/2025	10/03/2025			400,000	U.S. Treasury Notes 3.625% due 08/15/2028	(408,019)	400,000	400,285
	4.280	09/11/2025	10/10/2025			400,000	U.S. Treasury Notes 3.875% due 07/15/2028	(407,454)	400,000	400,951
	4.290	09/15/2025	10/01/2025			750,000	U.S. Treasury Notes 1.625% - 4.250% due 09/30/2026 - 11/30/2026	(761,507)	750,000	751,430
	4.290	09/30/2025	10/01/2025			3,889,000	U.S. Treasury Notes 0.875% - 4.250% due 06/30/2026 - 06/30/2029	(3,968,323)	3,889,000	3,892,607
	4.310	09/09/2025	10/01/2025			200,000	U.S. Treasury Notes 2.250% - 4.125% due 01/31/2027 - 02/15/2027	(204,260)	200,000	200,527
	4.320	09/30/2025	10/01/2025			109,000	U.S. Treasury Notes 3.500% due 09/30/2027	(111,142)	109,000	109,013
	4.450	09/30/2025	10/01/2025			1,250,000	U.S. Treasury Notes 3.875% - 4.000% due 05/31/2027 - 07/31/2032	(1,274,336)	1,250,000	1,250,154
BPS	4.080	09/25/2025	10/02/2025		GBP	500,000	United Kingdom Gilt 1.500% - 4.375% due 01/22/2044 - 07/31/2054	(684,575)	672,450	672,899
	4.250	09/30/2025	10/01/2025		$	800	U.S. Treasury Inflation-Indexed Notes 2.125% due 04/15/2029	(816)	800	800
BUS	2.520	09/26/2025	10/10/2025		CAD	590,000	Province of Quebec 3.100% due 12/01/2051	(439,398)	423,942	424,088
FICC STR	4.200	09/30/2025	10/01/2025		$	75,000	U.S. Treasury Bonds 1.625% due 11/15/2050	(76,500)	75,000	75,009
JPS	4.250	09/30/2025	10/01/2025			1,000	U.S. Treasury Notes 4.500% due 05/31/2029	(1,020)	1,000	1,000
SAL	4.230	09/30/2025	10/01/2025			224,500	U.S. Treasury Notes 4.625% due 03/15/2026	(229,174)	224,500	224,526
	4.290	09/30/2025	10/01/2025			24,000	U.S. Treasury Bills 0.000% due 03/26/2026	(24,482)	24,000	24,003

Total Repurchase Agreements								$(31,119,950)	$30,519,692	$30,552,674

202	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$2,500,151	$0	$0	$2,500,151	$(2,542,043)	$(41,892)
BOO	0	0	0	0	(60,293)	(60,293)
BOS	26,630,198	0	0	26,630,198	(27,121,942)	(491,744)
BPS	673,699	0	0	673,699	(683,750)	(10,051)
BUS	424,088	0	0	424,088	(438,832)	(14,744)
FICC STR	75,009	0	0	75,009	(76,500)	(1491)
JPS	1,000	0	0	1,000	(1,020)	(20)
SAL	248,529	0	0	248,529	(253,656)	(5,127)

Total Borrowings and Other Financing Transactions	$30,552,674	$0	$0

Cash of $2,206 has been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	231,259		$149,624	$0	$(3,354)
	10/2025	CAD	248		178	0	0
	11/2025		$806	AUD	1,227	6	0
	11/2025		178	CAD	248	0	0

BOA	10/2025	JPY	72,896		$487	0	(6)
	10/2025		$1,011	JPY	148,724	2	(7)
	11/2025	JPY	19,071		$128	0	(2)
	11/2025		$472	JPY	70,453	6	0

BPS	10/2025	GBP	500,000		$675,859	3,584	0
	10/2025	JPY	117,794		793	0	(4)
	10/2025		$149	JPY	22,172	1	0
	11/2025	JPY	22,095		$149	0	(1)
	11/2025		$793	JPY	117,385	4	0

BRC	10/2025	CAD	36,908		$26,708	190	0
	10/2025		$29,781	CAD	40,979	0	(337)
	10/2025		2,674	JPY	392,637	0	(19)
	11/2025		2,197	AUD	3,323	3	0
	11/2025		884	JPY	130,254	0	(1)

CBK	10/2025	AUD	16,796		$11,188	78	0
	10/2025	CAD	1,904		1,378	10	0
	10/2025		$2,972	AUD	4,550	38	0
	10/2025		4,848	DKK	31,041	35	0

DUB	10/2025	KRW	43,826		$32	0	0

FAR	10/2025	CAD	590,570		423,908	0	(582)
	10/2025	JPY	873,370		5,941	36	0
	10/2025		$157,107	AUD	240,630	2,069	0
	10/2025		954	JPY	140,255	0	(6)
	11/2025	AUD	240,630		$157,184	0	(2,067)

IND	10/2025	DKK	33,766		5,280	0	(31)
	10/2025		$4,050	AUD	6,198	50	0
	11/2025		5,280	DKK	33,688	31	0

JPM	10/2025	DKK	23,415		$3,678	0	(5)
	10/2025	KRW	75,856		55	1	0
	10/2025		$502	CAD	693	0	(4)
	11/2025		3,678	DKK	23,361	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	203

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2025	CAD	1,094		$794	$8	$0
	10/2025	DKK	30		5	0	0
	10/2025	JPY	128,275		863	0	(5)
	10/2025	KRW	60,244		43	0	0
	10/2025		$1,685	CAD	2,330	0	(11)
	10/2025		1,584	JPY	232,290	0	(14)
	11/2025	JPY	18,787		$127	0	0
	11/2025		$1,480	JPY	218,889	5	0

MYI	10/2025	JPY	77,213		$518	0	(4)
	10/2025		$3,225	JPY	480,720	26	(1)
	11/2025	JPY	417,751		$2,808	0	(26)
	11/2025		$1,486	JPY	219,731	5	0

NGF	10/2025	KRW	100,473		$72	1	0

SCX	10/2025	JPY	49,772		338	2	0
	10/2025		$4,074	DKK	26,168	42	0
	10/2025		1,387	JPY	203,969	0	(8)
	11/2025	CAD	417		$300	0	0
	11/2025	JPY	91		1	0	0
	11/2025		$1,480	JPY	218,365	2	0

SOG	10/2025	JPY	602,734		$4,087	18	(6)
	10/2025		$7,474	JPY	1,109,827	37	(8)
	11/2025	JPY	909,758		$6,135	0	(37)
	11/2025		$988	JPY	146,473	6	0

SSB	10/2025	CAD	2,340		$1,700	18	0
	11/2025		$1,489	JPY	219,464	0	0

UAG	10/2025	CAD	1,508		$1,100	17	0

Total Forward Foreign Currency Contracts						$6,336	$(6,546)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.250	Maturity	10/06/2025	$	100,000	$0	$18	$18	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.250	Maturity	10/07/2025		425,000	0	1,076	1,076	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.250	Maturity	10/09/2025		350,000	0	(151)	0	(151)
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.310	Maturity	10/01/2025		400,000	0	90	90	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.210	Maturity	10/16/2025		464,530	0	339	339	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.250	Maturity	10/24/2025		200,000	0	(189)	0	(189)

Total Swap Agreements									$0	$1,183	$1,523	$(340)

204	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$6	$0	$0	$6	$(3,354)	$0	$0	$(3,354)	$(3,348)	$2,475	$(873)
BOA	8	0	0	8	(15)	0	0	(15)	(7)	0	(7)
BPS	3,589	0	0	3,589	(5)	0	0	(5)	3,584	(4,940)	(1,356)
BRC	193	0	0	193	(357)	0	0	(357)	(164)	0	(164)
CBK	161	0	0	161	0	0	0	0	161	0	161
FAR	2,105	0	0	2,105	(2,655)	0	0	(2,655)	(550)	624	74
IND	81	0	0	81	(31)	0	0	(31)	50	0	50
JPM	6	0	0	6	(9)	0	0	(9)	(3)	0	(3)
MBC	13	0	0	13	(30)	0	0	(30)	(17)	0	(17)
MYC	0	0	1,094	1,094	0	0	(151)	(151)	943	(270)	673
MYI	31	0	0	31	(31)	0	0	(31)	0	0	0
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	46	0	0	46	(8)	0	0	(8)	38	0	38
SOG	61	0	429	490	(51)	0	(189)	(240)	250	(670)	(420)
SSB	18	0	0	18	0	0	0	0	18	0	18
UAG	17	0	0	17	0	0	0	0	17	(10)	7

Total Over the Counter	$6,336	$0	$1,523	$7,859	$(6,546)	$0	$(340)	$(6,886)

(g)

Securities with an aggregate market value of $3,099 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,336	$0	$6,336
Swap Agreements	0	0	0	0	1,523	1,523

	$0	$0	$0	$6,336	$1,523	$7,859

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,546	$0	$6,546
Swap Agreements	0	0	0	0	340	340

	$0	$0	$0	$6,546	$340	$6,886

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	205

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)	September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(37,992)	$0	$(37,992)
Swap Agreements	0	0	0	0	3,886	3,886

	$0	$0	$0	$(37,992)	$3,886	$(34,106)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(22,635)	$0	$(22,635)
Swap Agreements	0	0	0	0	(3,641)	(3,641)

	$0	$0	$0	$(22,635)	$(3,641)	$(26,276)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,690,042	$0	$1,690,042
Industrials	0	757,408	0	757,408
Utilities	0	237,938	0	237,938
U.S. Government Agencies	0	363,636	0	363,636
U.S. Treasury Obligations	0	2,211,338	0	2,211,338
Asset-Backed Securities
Automobile Sequential	0	58,084	0	58,084
Sovereign Issues	0	320,334	0	320,334
Short-Term Instruments
Certificates of Deposit	0	77,516	0	77,516
Commercial Paper	0	120,663	0	120,663
Repurchase Agreements	0	30,519,692	0	30,519,692
Short-Term Notes	0	87,441	0	87,441
U.S. Treasury Bills	0	19,812	0	19,812

Total Investments	$0	$36,463,904	$0	$36,463,904

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Over the counter	$0	$7,859	$0	$7,859

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6,886)	$0	$(6,886)

Total Financial Derivative Instruments	$0	$973	$0	$973

Totals	$0	$36,464,877	$0	$36,464,877

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

206	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each, a “Portfolio” and collectively, the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III have respectively organized the PIMCO International Portfolio Subsidiary LLC, PIMCO Short Asset Portfolio Subsidiary LLC and PIMCO ST Floating NAV III Subsidiary LLC, each a wholly-owned subsidiary organized under the laws of the state of Delaware (each, a “Subsidiary” and collectively, the “Subsidiaries”). See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding each Subsidiary.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

Each Portfolio has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent offering memorandum supplement, act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolios as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its offering memorandum, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Portfolio’s comparative benchmarks and to make resource allocation decisions for each Portfolio’s single segment, is consistent with that presented within the Portfolios’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are

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recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Portfolio invests. These foreign taxes, if any, are paid by a Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency

Portfolio Name	Declared	Distributed

PIMCO ABS and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO EM Bond and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO High Yield and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Investment Grade Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Long Duration Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Low Duration Portfolio	Quarterly	Quarterly

PIMCO Moderate Duration Portfolio	Quarterly	Quarterly

PIMCO Mortgage and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Municipal Portfolio	Quarterly	Quarterly

PIMCO Real Return Portfolio	Quarterly	Quarterly

PIMCO Sector Fund Series - AM	Quarterly	Quarterly

PIMCO Sector Fund Series - H	Quarterly	Quarterly

PIMCO Sector Fund Series - I	Quarterly	Quarterly

PIMCO Short-Term Portfolio	Quarterly	Quarterly

PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly

PIMCO U.S. Government and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO International Portfolio	Quarterly	Quarterly

PIMCO Short Asset Portfolio	Daily	Monthly

PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than annually. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

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Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that

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day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable

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foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s offering memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

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(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-

backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule

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Notes to Financial Statements	(Cont.)

of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO ABS and Short-Term Investments Portfolio	$681,147	$2,019,792	$(1,579,100)	$(81)	$501	$1,122,259	$22,442	$0

PIMCO EM Bond and Short-Term Investments Portfolio	19,287	159,971	(149,800)	5	10	29,473	769	0

PIMCO High Yield and Short-Term Investments Portfolio	2,263	27,126	(27,100)	(1)	1	2,289	26	0

PIMCO Investment Grade Credit Bond Portfolio	19,998	508,345	(439,400)	27	30	89,000	1,937	0

PIMCO Long Duration Credit Bond Portfolio	50,798	9,540,817	(9,555,600)	69	3	36,087	1,929	0

PIMCO Mortgage and Short-Term Investments Portfolio	3,546	396,700	(375,100)	8	1	25,155	297	0

PIMCO Municipal Portfolio	2,744	12,551	(14,300)	0	0	995	51	0

PIMCO Real Return Portfolio	19,005	137,452	(155,600)	(6)	0	851	52	0

PIMCO Sector Fund Series - AM	775	9,126	(7,800)	1	1	2,103	26	0

PIMCO Sector Fund Series - H	2,089	22,276	(9,700)	1	0	14,666	74	0

PIMCO Sector Fund Series - I	1,128	852,700	(844,500)	(51)	0	9,277	201	0

PIMCO Short-Term Portfolio	8,881	37,666	(33,900)	0	6	12,653	265	0

PIMCO U.S. Government and Short-Term Investments Portfolio	1,649	162,477	(123,200)	2	5	40,933	271	0

PIMCO International Portfolio	173,246	389,590	(378,100)	(35)	72	184,773	3,291	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2025 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income	Shares Held at 09/30/2025

Xfit Brands, Inc.	$193	$0	$0	$0	$7	$200	$0	$68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Bank Obligations in which a Portfolio may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in

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a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of September 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and

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others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

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Notes to Financial Statements	(Cont.)

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Portfolios of the Trust may participate in a

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joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market

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to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, a Portfolio will value the

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credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and

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other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked

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return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

New Portfolio	—	—	—	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset- Backed Securities	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X	X	X

Extension	X	X	X	X	X	X	X	X	X

Prepayment	X	X	X	X	X	X	X	X	X

Privately Issued Mortgage-Related Securities	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

AMT Bonds	X	X	X	X	X	X	X	X	X

California State-Specific	—	—	—	—	—	—	—	—	X

New York State-Specific	—	—	—	—	—	—	—	—	X

Municipal Project-Specific	—	—	—	—	—	—	—	—	X

Subsidiary	—	—	—	—	—	—	—	—	—

Short Exposure	X	X	X	X	X	X	X	X	X

Preferred Securities	—	—	—	—	—	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—

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Risks	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H	PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

New Portfolio	—	X	X	X	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	—	—

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield	X	—	X	—	X	X	X	X	—	—

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	—	—

Mortgage-Related and Other Asset- Backed Securities	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	—	—	—	X	X	X	X	X	—

Extension	X	X	X	X	X	X	X	X	—	—

Prepayment	X	X	X	X	X	X	X	X	—	—

Privately Issued Mortgage- Related Securities	X	X	X	X	X	X	X	X	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	—

Issuer Non-Diversification	—	X	X	—	—	—	—	X	—	—

Leveraging	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

AMT Bonds	X	—	—	—	X	X	X	X	—	—

California State-Specific	—	—	—	—	—	—	—	—	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	—	X

Preferred Securities	—	X	X	X	—	—	—	—	—	—

Capital Securities	—	X	X	X	—	—	—	—	—	—

Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

New Portfolio Risk is the risk that a new portfolio’s performance may not represent how the portfolio is expected to or may perform in the long term. In addition, new portfolios have limited operating histories for investors to evaluate and new portfolios may not attract sufficient assets to achieve investment and trading efficiencies.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size.

Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a

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derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income portfolios may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to a Portfolio, a reduction in a Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

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Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

California State-Specific Risk is the risk that by concentrating its investments in California municipal bonds, the Portfolio may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York municipal bonds, the Portfolio may be

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affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Subsidiary Risk is the risk that, by investing in a Subsidiary, a Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Portfolio.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited or no voting rights, liquidity constraints, interest rate changes, regulatory or tax changes and special redemption or call rights.

Capital Securities Risk is the risk that the value of capital securities, which may be in the form of debt, equity, or a hybrid thereof, issued by U.S. and non-U.S. financial institutions to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income instruments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to a Portfolio. Changes to regulatory capital requirements or related supervisory guidance may affect the value, ranking, or terms of capital securities. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, a Portfolio will be more susceptible to these risks than a portfolio that does not invest in capital securities to the same extent as a Portfolio.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Portfolio’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government

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Notes to Financial Statements	(Cont.)

regulation and intervention. Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of

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collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at the annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee

PIMCO ABS and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO EM Bond and Short-Term Investments Portfolio	0.02%		0.10%

PIMCO High Yield and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Investment Grade Credit Bond Portfolio	0.02%		0.03%

PIMCO Long Duration Credit Bond Portfolio	0.02%		0.03%

PIMCO Low Duration Portfolio	0.02%		0.03%

PIMCO Moderate Duration Portfolio	0.02%		0.03%

PIMCO Mortgage and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Municipal Portfolio	0.02%		0.03%

PIMCO Real Return Portfolio	0.02%		0.03%

PIMCO Sector Fund Series - AM	0.02%		0.03%

PIMCO Sector Fund Series - H	0.02%		0.03%

PIMCO Sector Fund Series - I	0.02%		0.03%

PIMCO Short-Term Portfolio	0.02%		0.03%

PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%

PIMCO U.S. Government and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO International Portfolio	0.02%		0.10%

PIMCO Short Asset Portfolio	0.00%	(1)	0.00%

PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolios, and any other expenses which are capitalized in accordance with generally accepted accounting principles (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Portfolio’s Supervisory and Administrative Fee (except the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III), or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.00049% (the “Expense Limit”). The Expense

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Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Pursuant to an Advisory Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive the advisory fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.02% of the average daily net assets of the applicable Portfolio. This Advisory Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive the supervisory and administrative fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.03% of the average daily net assets of the applicable Portfolio. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Advisory Fee Waiver Agreement and Supervisory and Administrative Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the Portfolios below waived and/or reimbursed the following fees (amounts in thousands†):

Portfolio Name	Waived Fees

PIMCO Sector Fund Series - AM	$13

PIMCO Sector Fund Series - H	11

PIMCO Sector Fund Series - I	720

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Portfolio (except the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III) of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of September 30, 2025 were as follows (amounts in thousands†):

	Expiring within

Portfolio Name	12 months	13 - 24 months	25 - 36 months	Total

PIMCO ABS and Short-Term Investments Portfolio	$0	$0	$39	$39

PIMCO EM Bond and Short-Term Investments Portfolio	1	3	3	7

PIMCO High Yield and Short-Term Investments Portfolio	2	1	1	4

PIMCO Investment Grade Credit Bond Portfolio	0	10	19	29

PIMCO Long Duration Credit Bond Portfolio	0	97	164	261

PIMCO Low Duration Portfolio	0	0	14	14

PIMCO Moderate Duration Portfolio	0	6	21	27

PIMCO Mortgage and Short-Term Investments Portfolio	4	8	8	20

PIMCO Municipal Portfolio	0	1	1	2

PIMCO Real Return Portfolio	0	0	2	2

PIMCO Short-Term Portfolio	2	1	1	4

PIMCO Short-Term Floating NAV Portfolio II	0	16	53	69

PIMCO U.S. Government and Short-Term Investments Portfolio	2	11	9	22

PIMCO International Portfolio	0	4	3	7

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements	(Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended September 30, 2025 were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Low Duration Portfolio	$2,371	$0	$0

PIMCO Moderate Duration Portfolio	644	0	0

PIMCO Municipal Portfolio	3,496	3,653	(311)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Portfolio. Frequent and active trading of a Portfolio’s holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

PIMCO ABS and Short-Term Investments Portfolio	$33,806,350	$33,515,860	$1,409,539	$334,931

PIMCO EM Bond and Short-Term Investments Portfolio	0	0	87,532	100,987

PIMCO High Yield and Short-Term Investments Portfolio	0	0	45,886	46,146

PIMCO Investment Grade Credit Bond Portfolio	2,013,240	2,227,930	356,969	412,871

PIMCO Long Duration Credit Bond Portfolio	39,932,710	43,118,242	1,454,784	2,246,331

PIMCO Low Duration Portfolio	771,213	582,917	134,245	53,952

PIMCO Moderate Duration Portfolio	4,402,225	4,366,493	203,393	135,626

PIMCO Mortgage and Short-Term Investments Portfolio	25,742,362	25,835,760	0	19,714

PIMCO Municipal Portfolio	0	0	14,665	13,225

PIMCO Real Return Portfolio	75,765	68,080	0	0

PIMCO Sector Fund Series - AM	503,382	507,351	906	0

PIMCO Sector Fund Series - H	0	0	56,552	8,508

PIMCO Sector Fund Series - I	1,690,872	1,672,455	712,419	585,619

232	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

PIMCO Short-Term Portfolio	$861,181	$859,376	$25,513	$6,052

PIMCO Short-Term Floating NAV Portfolio II	202,858	55,400	373,444	483,254

PIMCO U.S. Government and Short-Term Investments Portfolio	127,701	88,300	0	17,100

PIMCO International Portfolio	0	0	80,999	59,357

PIMCO Short Asset Portfolio	296,307	21,600	1,328,250	1,071,224

PIMCO Short-Term Floating NAV Portfolio III	5,616,196	4,238,156	966,907	1,078,272

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO ABS and Short-Term Investments Portfolio				PIMCO EM Bond and Short-Term Investments Portfolio

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	88,391	$1,049,250	172,226	$2,025,164	1,621	$15,216	2,091	$18,944
Issued as reinvestment of distributions	17,260	204,477	33,175	386,614	2,267	21,147	516	4,887
Cost of shares redeemed	(35,695)	(422,969)	(62,077)	(731,602)	(1,745)	(16,278)	(10,355)	(94,280)

Net increase (decrease) resulting from Portfolio share transactions	69,956	$830,758	143,324	$1,680,176	2,143	$20,085	(7,748)	$(70,449)

	PIMCO High Yield and Short-Term Investments Portfolio				PIMCO Investment Grade Credit Bond Portfolio

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	522	$3,766	657	$4,632	11,804	$107,256	26,141	$234,138
Issued as reinvestment of distributions	986	7,076	1,109	7,817	5,615	51,354	15,944	142,885
Cost of shares redeemed	(1,423)	(10,151)	(4,018)	(28,526)	(22,344)	(201,030)	(159,398)	(1,444,636)

Net increase (decrease) resulting from Portfolio share transactions	85	$691	(2,252)	$(16,077)	(4,925)	$(42,420)	(117,313)	$(1,067,613)

	PIMCO Long Duration Credit Bond Portfolio				PIMCO Low Duration Portfolio

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	289,569	$2,723,823	864,471	$8,201,041	15,089	$144,779	26,318	$252,108
Issued as reinvestment of distributions	69,107	657,538	139,527	1,321,504	3,426	33,002	11,470	109,228
Cost of shares redeemed	(345,351)	(3,237,634)	(902,438)	(8,645,510)	(7,349)	(70,769)	(25,844)	(247,200)

Net increase (decrease) resulting from Portfolio share transactions	13,325	$143,727	101,560	$877,035	11,166	$107,012	11,944	$114,136

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage and Short-Term Investments Portfolio

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	24,184	$219,128	44,749	$404,006	5,624	$43,841	8,454	$66,711
Issued as reinvestment of distributions	7,770	71,005	16,230	145,851	3,179	25,394	7,524	58,450
Cost of shares redeemed	(13,733)	(125,372)	(39,593)	(357,025)	(6,448)	(49,670)	(50,939)	(406,550)

Net increase (decrease) resulting from Portfolio share transactions	18,221	$164,761	21,386	$192,832	2,355	$19,565	(34,961)	$(281,389)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	233

Notes to Financial Statements	(Cont.)

	PIMCO Municipal Portfolio				PIMCO Real Return Portfolio

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	639	$3,708	809	$4,923	1,439	$17,379	13,984	$166,841
Issued as reinvestment of distributions	458	2,682	579	3,513	1,207	14,623	1,227	14,628
Cost of shares redeemed	(1,062)	(6,127)	(4,119)	(25,133)	(1,604)	(19,348)	(8,075)	(96,703)

Net increase (decrease) resulting from Portfolio share transactions	35	$263	(2,731)	$(16,697)	1,042	$12,654	7,136	$84,766

	PIMCO Sector Fund Series -AM				Sector Funds: PIMCO Sector Fund Series – H

	Six Months Ended 09/30/2025 (Unaudited)		Inception date through 03/31/2025(a)		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	0	$0	10,479	$106,020	5,825	$61,309	0	$0
Issued as reinvestment of distributions	129	1,300	218	2,163	134	1,400	228	2,310
Cost of shares redeemed	0	0	(5,625)	(56,533)	(248)	(2,570)	0	0

Net increase (decrease) resulting from Portfolio share transactions	129	$1,300	5,072	$51,650	5,711	$60,139	228	$2,310

	PIMCO Sector Fund Series – I				PIMCO Short-Term Portfolio

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	51,293	$519,714	201,042	$2,004,675	0	$0	0	$0
Issued as reinvestment of distributions	6,418	64,801	10,927	108,350	668	6,000	1,329	11,872
Cost of shares redeemed	(41,953)	(423,319)	(54,809)	(549,237)	(27)	(246)	(4,410)	(39,518)

Net increase (decrease) resulting from Portfolio share transactions	15,758	$161,196	157,160	$1,563,788	641	$5,754	(3,081)	$(27,646)

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government and Short-Term Investments Portfolio

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,359,992	$33,655,090	5,946,206	$59,560,768	10,196	$63,657	12,654	$78,895
Issued as reinvestment of distributions	22,782	228,200	40,938	410,058	2,741	17,311	7,781	48,263
Cost of shares redeemed	(3,175,759)	(31,810,030)	(5,886,375)	(58,961,337)	(7,804)	(48,359)	(121,607)	(790,740)

Net increase (decrease) resulting from Portfolio share transactions	207,015	$2,073,260	100,769	$1,009,489	5,133	$32,609	(101,172)	$(663,582)
	PIMCO International Portfolio (Consolidated)				PIMCO Short Asset Portfolio (Consolidated)

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,404	$21,538	4,076	$25,653	95,700	$938,128	133,295	$1,303,168
Issued as reinvestment of distributions	5,127	32,114	2,247	14,217	14,525	142,323	29,629	289,531
Cost of shares redeemed	(4,049)	(25,913)	(19,652)	(124,116)	(90,976)	(890,094)	(82,920)	(810,108)

Net increase (decrease) resulting from Portfolio share transactions	4,482	$27,739	(13,329)	$(84,246)	19,249	$190,357	80,004	$782,591

234	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

	PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold	11,045,116	$107,540,700	23,442,607	$228,171,700
Issued as reinvestment of distributions	65,855	641,203	80,439	782,927
Cost of shares redeemed	(9,493,503)	(92,431,673)	(23,167,043)	(225,485,918)
Net increase (decrease) resulting from Portfolio share transactions	1,617,468	$15,750,230	356,003	$3,468,709

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Portfolio was July 19, 2024.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Portfolio Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO EM Bond and Short-Term Investments Portfolio	1	0	18%	0%

PIMCO High Yield and Short-Term Investments Portfolio	2	0	26%	0%

PIMCO Investment Grade Credit Bond Portfolio	1	0	18%	0%

PIMCO Mortgage and Short-Term Investments Portfolio	1	0	20%	0%

PIMCO Municipal Portfolio	1	0	20%	0%

PIMCO Real Return Portfolio	1	0	20%	0%

PIMCO Sector Fund Series - AM	3	0	100%	0%

PIMCO Sector Fund Series - H	2	0	89%	0%

PIMCO Sector Fund Series - I	1	0	31%	0%

PIMCO Short-Term Portfolio	2	0	27%	0%

PIMCO Short-Term Floating NAV Portfolio II	1	0	10%	0%

PIMCO U.S. Government and Short-Term Investments Portfolio	1	0	20%	0%

PIMCO International Portfolio	2	0	32%	0%

PIMCO Short Asset Portfolio	0	3	0%	63%

PIMCO Short-Term Floating NAV Portfolio III	0	1	0%	68%

14. BASIS FOR CONSOLIDATION

The Subsidiaries, each a Delaware limited liability company, were incorporated as wholly-owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III, respectively (each, a “Consolidated Portfolio”), in order to effect certain investments for each Consolidated Portfolio consistent with each Consolidated Portfolio’s investment objectives and policies as specified in each Portfolio’s offering memorandum and offering memorandum supplement. Each Consolidated Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Portfolio and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Portfolio and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the respective Subsidiary, with the intent that each Consolidated Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	235

Notes to Financial Statements	(Cont.)

participate in the profits or assets of the respective Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

Portfolio name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Portfolio Net Assets
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary LLC	03/20/2014	23.1%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO ST Floating NAV III Subsidiary LLC	03/20/2014	0.0%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2025, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO ABS and Short-Term Investments Portfolio	$187,722	$17,095

PIMCO EM Bond and Short-Term Investments Portfolio	8,747	486

PIMCO High Yield and Short-Term Investments Portfolio	0	37,450

PIMCO Investment Grade Credit Bond Portfolio	57,729	187,695

PIMCO Long Duration Credit Bond Portfolio	809,181	1,176,749

PIMCO Low Duration Portfolio	56,754	18,940

PIMCO Moderate Duration Portfolio	278,938	114,002

PIMCO Mortgage and Short-Term Investments Portfolio	262,688	54,681

PIMCO Municipal Portfolio	1,257	6,521

PIMCO Real Return Portfolio*	16,637	26,351

PIMCO Sector Fund Series - AM	0	0

PIMCO Sector Fund Series - H	0	0

PIMCO Sector Fund Series - I	0	0

PIMCO Short-Term Portfolio*	25,267	65,848

PIMCO Short-Term Floating NAV Portfolio II	0	0

PIMCO U.S. Government and Short-Term Investments Portfolio	237,722	277,893

PIMCO International Portfolio	49,949	19,670

236	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

	Short-Term	Long-Term

PIMCO Short Asset Portfolio	$58,971	$103,155

PIMCO Short-Term Floating NAV Portfolio III	1,520	26,824

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

PIMCO ABS and Short-Term Investments Portfolio	$13,101,095	$298,297	$(368,971)	$(70,674)

PIMCO EM Bond and Short-Term Investments Portfolio	441,948	31,572	(28,398)	3,174

PIMCO High Yield and Short-Term Investments Portfolio	152,113	4,983	(8,418)	(3,435)

PIMCO Investment Grade Credit Bond Portfolio	2,717,064	73,915	(59,896)	14,019

PIMCO Long Duration Credit Bond Portfolio	36,361,517	757,919	(3,119,602)	(2,361,683)

PIMCO Low Duration Portfolio	2,561,738	25,857	(10,782)	15,075

PIMCO Moderate Duration Portfolio	4,510,894	65,460	(49,236)	16,224

PIMCO Mortgage and Short-Term Investments Portfolio	2,966,510	38,305	(138,775)	(100,470)

PIMCO Municipal Portfolio	101,162	804	(2,689)	(1,885)

PIMCO Real Return Portfolio	845,666	11,487	(13,504)	(2,017)

PIMCO Sector Fund Series - AM	96,130	643	(330)	313

PIMCO Sector Fund Series - H	97,953	1,357	(198)	1,159

PIMCO Sector Fund Series - I	3,749,885	87,597	(16,095)	71,502

PIMCO Short-Term Portfolio	286,566	5,335	(14,021)	(8,686)

PIMCO Short-Term Floating NAV Portfolio II	11,740,809	1,537	(109)	1,428

PIMCO U.S. Government and Short-Term Investments Portfolio	1,557,002	60,480	(377,538)	(317,058)

PIMCO International Portfolio	507,801	22,504	(23,985)	(1,481)

PIMCO Short Asset Portfolio	6,217,004	47,293	(39,905)	7,388

PIMCO Short-Term Floating NAV Portfolio III	36,453,812	22,160	(11,095)	11,065

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	237

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NGF	Nomura Global Financial Products, Inc.

BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	NXN	Natixis New York

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CBK	Citibank N.A.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

CEW	Canadian Imperial Bank of Commerce World Markets	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona

CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar

CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TRY	Turkish New Lira

CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRINDESX	Secured Overnight Financing Rate Index

BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SOFR30A	Secured Overnight Financing Rate 30-Day Average

Bobl	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR6M	Term SOFR 6-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

CMBX	Commercial Mortgage-Backed Index

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation

238	PRIVATE ACCOUNT PORTFOLIO SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO ABS and Short-Term Investments Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1579	$0.0000	$0.0000	$0.1579

September 2025	$0.1609	$0.0000	$0.0000	$0.1609
PIMCO EM Bond and Short-Term Investments Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3011	$0.0000	$0.0000	$0.3011

September 2025	$0.1893	$0.0000	$0.0000	$0.1893
PIMCO High Yield and Short-Term Investments Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1900	$0.0000	$0.0000	$0.1900

September 2025	$0.1797	$0.0000	$0.0000	$0.1797
PIMCO Investment Grade Credit Bond Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0923	$0.0000	$0.0000	$0.0923

September 2025	$0.1078	$0.0000	$0.0000	$0.1078
PIMCO Long Duration Credit Bond Portfolio

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1173	$0.0000	$0.0000	$0.1173

September 2025	$0.1226	$0.0000	$0.0000	$0.1226
PIMCO Low Duration Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0717	$0.0000	$0.0000	$0.0717

September 2025	$0.0660	$0.0000	$0.0000	$0.0660

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	239

Distribution Information	(Cont.)

PIMCO Moderate Duration Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0929	$0.0000	$0.0000	$0.0929

September 2025	$0.0887	$0.0000	$0.0000	$0.0887
PIMCO Mortgage and Short-Term Investments Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0863	$0.0000	$0.0000	$0.0863

September 2025	$0.1008	$0.0000	$0.0000	$0.1008
PIMCO Municipal Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0768	$0.0000	$0.0000	$0.0768

September 2025	$0.0907	$0.0000	$0.0000	$0.0907
PIMCO Real Return Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2067	$0.0000	$0.0000	$0.2067

September 2025	$0.1980	$0.0000	$0.0000	$0.1980
PIMCO Sector Fund Series – AM

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1282	$0.0000	$0.0000	$0.1282

September 2025	$0.1265	$0.0000	$0.0000	$0.1265
PIMCO Sector Fund Series – H

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1573	$0.0000	$0.0000	$0.1573

September 2025	$0.0972	$0.0000	$0.0000	$0.0972
PIMCO Sector Fund Series - I

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1196	$0.0000	$0.0000	$0.1196

September 2025	$0.1062	$0.0000	$0.0000	$0.1062
PIMCO Short-Term Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1560	$0.0000	$0.0000	$0.1560

September 2025	$0.1535	$0.0000	$0.0000	$0.1535

240	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

PIMCO Short-Term Floating NAV Portfolio II

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0365	$0.0000	$0.0000	$0.0365

May 2025	$0.0387	$0.0000	$0.0000	$0.0387

June 2025	$0.0350	$0.0000	$0.0000	$0.0350

July 2025	$0.0375	$0.0000	$0.0000	$0.0375

August 2025	$0.0387	$0.0000	$0.0000	$0.0387

September 2025	$0.0346	$0.0000	$0.0000	$0.0346
PIMCO U.S. Government and Short-Term Investments Portfolio

	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0503	$0.0000	$0.0000	$0.0503

September 2025	$0.0467	$0.0000	$0.0000	$0.0467
PIMCO International Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2326	$0.0000	$0.0000	$0.2326

September 2025	$0.1829	$0.0000	$0.0000	$0.1829
PIMCO Short Asset Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0395	$0.0000	$0.0008	$0.0403

May 2025	$0.0412	$0.0000	$0.0011	$0.0423

June 2025	$0.0373	$0.0000	$0.0014	$0.0387

July 2025	$0.0389	$0.0000	$0.0017	$0.0406

August 2025	$0.0399	$0.0000	$0.0019	$0.0418

September 2025	$0.0371	$0.0000	$0.0013	$0.0384
PIMCO Short-Term Floating NAV Portfolio III

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0359	$0.0000	$0.0000	$0.0359

May 2025	$0.0380	$0.0000	$0.0000	$0.0380

June 2025	$0.0343	$0.0000	$0.0000	$0.0343

July 2025	$0.0364	$0.0000	$0.0000	$0.0364

August 2025	$0.0375	$0.0000	$0.0004	$0.0379

September 2025	$0.0333	$0.0000	$0.0005	$0.0338

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a portfolio’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	241

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

242	PRIVATE ACCOUNT PORTFOLIO SERIES

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	243

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements. With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

244	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective performance indexes on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective performance indexes on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. PIMCO reported to the Board regarding actions that have been taken by PIMCO throughout the year to attempt to address underperformance and PIMCO’s plans to monitor performance going forward.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	245

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Portfolios (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only clients of PIMCO (including separately managed accounts, registered investment companies, and other funds managed by PIMCO) are eligible to invest in the Portfolios and, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, only certain registered investment companies managed by PIMCO are eligible to invest in those two Portfolios. The Board also noted that currently only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund and PAPS All Asset: Multi-RAE PLUS Fund. In addition, the Board noted that currently only the PIMCO All Asset All Authority Fund is eligible to invest in the PAPS All Authority: Multi-RAE PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO in accordance with Rule 12d1-4 under the Investment Company Act of 1940. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

246	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for investment management services it provides to clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	247

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

PAPSFUNDSFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Private Account Portfolio Series

PIMCO All Asset: Multi-RAE PLUS Fund

PIMCO All Authority: Multi-RAE PLUS Fund

PIMCO All Asset: Multi-Real Fund

(1)	Consolidated Schedule of Investments

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Authority: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Real Fund (each, a “Fund” and collectively, the “Funds”).

Shares of the PIMCO All Asset: Multi-Real Fund and PIMCO All Asset: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and the PIMCO All Asset Portfolio, a series of PIMCO Variable Insurance Trust. Shares of the PIMCO All Authority: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset All Authority Fund, a series of PIMCO Funds. The PIMCO All Asset: Multi-Real Fund may invest directly or indirectly (through investment in a wholly-owed subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s offering memorandum and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities

2	PRIVATE ACCOUNT PORTFOLIO SERIES

and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO All Asset: Multi-Real Fund	09/22/20	Diversified
PIMCO All Authority: Multi-RAE PLUS Fund	08/23/22	Non-diversified
PIMCO All Asset: Multi-RAE PLUS Fund	10/06/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s offering memorandum nor offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Daily updates on the net asset value of a Fund may be obtained by calling (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset: Multi-RAE PLUS Fund

04/01/2025 - 09/30/2025+	$10.20	$0.26	$1.74	$2.00	$(0.35)	$0.00	$0.00	$(0.35)

03/31/2025	10.49	0.46	0.29	0.75	(1.04)	0.00	0.00	(1.04)

03/31/2024	9.64	0.42	0.93	1.35	(0.50)	0.00	0.00	(0.50)

03/31/2023	10.38	0.23	(0.97)	(0.74)	0.00	0.00	0.00	0.00

03/31/2022	11.60	0.00	(0.36)	(0.36)	(0.80)	(0.06)	0.00	(0.86)

10/06/2020 - 03/31/2021	10.00	(0.01)	2.94	2.93	(1.32)	(0.01)	0.00	(1.33)

PIMCO All Authority: Multi-RAE PLUS Fund

04/01/2025 - 09/30/2025+	$9.53	$0.26	$1.74	$2.00	$0.00	$0.00	$0.00	$0.00

03/31/2025	9.04	0.46	0.03	0.49	0.00	0.00	0.00	0.00

03/31/2024	9.76	0.45	(0.57)	(0.12)	(0.60)	0.00	0.00	(0.60)

08/23/2022 - 03/31/2023	10.00	0.18	0.04	0.22	(0.46)	0.00	0.00	(0.46)

PIMCO All Asset: Multi-Real Fund (Consolidated)

04/01/2025 - 09/30/2025+	$9.13	$0.20	$0.12	$0.32	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2025	9.12	0.33	0.38	0.71	(0.70)	0.00	0.00	(0.70)

03/31/2024	8.85	0.22	0.29	0.51	(0.24)	0.00	0.00	(0.24)

03/31/2023	14.26	0.57	(3.35)	(2.78)	(2.52)	(0.11)	0.00	(2.63)

03/31/2022	12.30	0.68	4.60	5.28	(3.21)	(0.11)	0.00	(3.32)

09/22/2020 - 03/31/2021	10.00	0.04	2.64	2.68	(0.38)	0.00	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ offering memorandum and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ offering memorandum and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.85	19.80%	$1,983,819	1.05	%*	1.05	%*	0.93	%*	0.93	%*	4.60	%*	410%

10.20	7.56	2,099,500	0.97		0.97		0.89		0.89		4.44		485

10.49	14.32	2,555,455	1.11		1.11		0.89		0.89		4.25		332

9.64	(7.13)	2,909,688	0.96		0.96		0.89		0.89		2.45		52

10.38	(3.70)	3,949,906	0.89		0.89		0.89		0.89		(0.04)		57

11.60	29.59	3,218,304	0.90	*	0.90	*	0.89	*	0.89	*	(0.15	)*	100

$11.53	20.99%	$195,936	1.03	%*	1.03	%*	0.93	%*	0.93	%*	4.92	%*	412%

9.53	5.48	173,830	1.02		1.02		0.89		0.89		5.02		465

9.04	(1.22)	266,083	1.07		1.07		0.89		0.89		4.77		342

9.76	2.16	447,188	0.98	*	1.00	*	0.89	*	0.91	*	3.11	*	11

$9.12	3.66%	$1,765,167	4.11	%*	4.19	%*	0.74	%*	0.82	%*	4.55	%*	78%

9.13	8.18	1,896,642	4.02		4.09		0.74		0.81		3.65		200

9.12	5.90	2,515,828	3.79		3.86		0.74		0.81		2.59		161

8.85	(20.93)	2,489,847	2.70		2.84		0.74		0.88		5.43		117

14.26	46.22	3,042,029	0.79		0.88		0.74		0.83		4.88		96

12.30	26.87	1,621,140	0.81	*	0.88	*	0.75	*	0.82	*	0.70	*	87

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Assets:

Investments, at value
Investments in securities*	$3,806,171	$322,445
Investments in Affiliates	9,906	8,062
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,980	139
Over the counter	75,259	6,926
Deposits with counterparty	36,596	3,714
Foreign currency, at value	6,655	760
Receivable for investments sold	39,957	4,446
Receivable for TBA investments sold	2,257,838	150,850
Interest and/or dividends receivable	8,540	732
Dividends receivable from Affiliates	35	50
Total Assets	6,242,937	498,124

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$214,727	$20,125
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,373	97
Over the counter	21,006	2,077
Payable for investments purchased	208,514	2,508
Payable for investments in Affiliates purchased	37	51
Payable for investments purchased on a delayed-delivery basis	50,157	4,641
Payable for TBA investments purchased	3,654,960	269,008
Deposits from counterparty	46,875	3,256
Payable for Fund shares redeemed	59,890	0
Overdraft due to custodian	6	280
Accrued investment advisory fees	1,104	101
Accrued supervisory and administrative fees	431	40
Accrued taxes payable	5	0
Accrued reimbursement to PIMCO	0	1
Foreign capital gains tax payable	33	3
Total Liabilities	4,259,118	302,188

Commitments and Contingent Liabilities^

Net Assets	$1,983,819	$195,936

Net Assets Consist of:

Paid in capital	1,742,247	157,204
Distributable earnings (accumulated loss)	241,572	38,732

Net Assets	$1,983,819	$195,936

Shares Issued and Outstanding:	167,407	17,001

Net Asset Value Per Share Outstanding:(a)	11.85	11.53

Cost of investments in securities	$3,858,469	$319,272
Cost of investments in Affiliates	$9,905	$8,045
Cost of foreign currency held	$6,867	$761
Proceeds received on short sales	$214,503	$20,074
Cost or premiums of financial derivative instruments, net	$59,215	$7,299

* Includes repurchase agreements of:	$423,700	$45,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	September 30, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi- Real Fund

Assets:

Investments, at value
Investments in securities*	$3,343,044
Investments in Affiliates	1,566
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,599
Over the counter	7,723
Cash	2,099
Deposits with counterparty	17,586
Foreign currency, at value	4,249
Receivable for investments sold	770,412
Receivable for investments sold on a delayed-delivery basis	1,360
Receivable for TBA investments sold	243,441
Interest and/or dividends receivable	9,413
Dividends receivable from Affiliates	26
Reimbursement receivable from PIMCO	139
Total Assets	4,403,657

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,159,925
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,153
Over the counter	12,288
Payable for investments purchased	50,966
Payable for investments in Affiliates purchased	27
Payable for TBA investments purchased	400,933
Deposits from counterparty	10,966
Accrued investment advisory fees	822
Accrued supervisory and administrative fees	410
Total Liabilities	2,638,490

Commitments and Contingent Liabilities^

Net Assets	$1,765,167

Net Assets Consist of:

Paid in capital	2,030,819
Distributable earnings (accumulated loss)	(265,652)

Net Assets	$1,765,167

Shares Issued and Outstanding:	193,625

Net Asset Value Per Share Outstanding:(a)	9.12

Cost of investments in securities	$3,244,407
Cost of investments in Affiliates	$1,566
Cost of foreign currency held	$4,263
Cost or premiums of financial derivative instruments, net	$1,079

* Includes repurchase agreements of:	$139,540

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)

(Amounts in thousands†)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Investment Income:

Interest, net of foreign taxes*	$59,860	$5,442
Dividends	51	26
Dividends from Investments in Affiliates	1,493	197
Total Income	61,404	5,665

Expenses:

Investment advisory fees	6,951	608
Supervisory and administrative fees	2,715	238
Trustee fees	5	0
Interest expense	1,333	100
Miscellaneous expense	395	39
Total Expenses	11,399	985

Net Investment Income (Loss)	50,005	4,680

Net Realized Gain (Loss):

Investments in securities	16,648	1,861
Investments in Affiliates	367	18
Exchange-traded or centrally cleared financial derivative instruments	4,095	955
Over the counter financial derivative instruments	306,456	27,573
Short sales	16	0
Foreign currency	846	(1)

Net Realized Gain (Loss)	328,428	30,406

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	27,174	1,178
Investments in Affiliates	1	13
Exchange-traded or centrally cleared financial derivative instruments	(11,490)	(564)
Over the counter financial derivative instruments	456	(141)
Foreign currency assets and liabilities	13	(1)

Net Change in Unrealized Appreciation (Depreciation)	16,154	485

Net Increase (Decrease) in Net Assets Resulting from Operations	$394,587	$35,571

* Foreign tax withholdings	$84	$7

** Foreign capital gains tax	$(5)	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

†A zero balance may reflect actual amounts rounding to less than one thousand.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2025 (Unaudited)

(Amounts in thousands†)	PIMCO All Asset: Multi- Real Fund

Investment Income:

Interest	$68,875
Dividends	10,921
Dividends from Investments in Affiliates	273
Total Income	80,069

Expenses:

Investment advisory fees	5,081
Supervisory and administrative fees	2,536
Trustee fees	4
Interest expense	31,171
Total Expenses	38,792
Waiver and/or Reimbursement by PIMCO	(773)
Net Expenses	38,019

Net Investment Income (Loss)	42,050

Net Realized Gain (Loss):

Investments in securities	(14,061)
Investments in Affiliates	(54)
Exchange-traded or centrally cleared financial derivative instruments	(6,852)
Over the counter financial derivative instruments	18,627
Foreign currency	720

Net Realized Gain (Loss)	(1,620)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	52,397
Exchange-traded or centrally cleared financial derivative instruments	6,733
Over the counter financial derivative instruments	(6,975)
Foreign currency assets and liabilities	227

Net Change in Unrealized Appreciation (Depreciation)	52,382

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,812

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Statements of Changes in Net Assets

	PIMCO All Asset: Multi-RAE PLUS Fund		PIMCO All Authority: Multi-RAE PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$50,005	$104,093	$4,680	$10,681
Net realized gain (loss)	328,428	83,089	30,406	6,250
Net change in unrealized appreciation (depreciation)	16,154	(10,351)	485	(4,903)

Net Increase (Decrease) in Net Assets Resulting from Operations	394,587	176,831	35,571	12,028

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(66,252)	(229,004)	0	(97)

Total Distributions(a)	(66,252)	(229,004)	0	(97)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(444,016)	(403,782)	(13,465)	(104,184)

Total Increase (Decrease) in Net Assets	(115,681)	(455,955)	22,106	(92,253)

Net Assets:

Beginning of period	2,099,500	2,555,455	173,830	266,083
End of period	$1,983,819	$2,099,500	$195,936	$173,830

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$42,050	$82,579
Net realized gain (loss)	(1,620)	(65,691)
Net change in unrealized appreciation (depreciation)	52,382	166,566

Net Increase (Decrease) in Net Assets Resulting from Operations	92,812	183,454

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(67,902)	(154,922)

Total Distributions(a)	(67,902)	(154,922)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(156,385)	(647,718)

Total Increase (Decrease) in Net Assets	(131,475)	(619,186)

Net Assets:

Beginning of period	1,896,642	2,515,828
End of period	$1,765,167	$1,896,642

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset: Multi-Real Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$92,812

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(2,530,522)
Proceeds from sales of long-term securities	2,706,632
(Purchases) Proceeds from sales of short-term portfolio investments, net	(17,861)
(Increase) decrease in deposits with counterparty	1,488
(Increase) decrease in receivable for investments sold	598,112
(Increase) decrease in interest and/or dividends receivable	188
(Increase) decrease in dividends receivable from Affiliates	210
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(868)
Proceeds from (Payments on) over the counter financial derivative instruments	16,820
(Increase) decrease in reimbursement receivable from PIMCO	(20)
Increase (decrease) in payable for investments purchased	(155,686)
Increase (decrease) in deposits from counterparty	2,988
Increase (decrease) in accrued investment advisory fees	(51)
Increase (decrease) in accrued supervisory and administrative fees	(27)
Proceeds from short sales transactions	212,695
Payments on short sales transactions	(212,695)
Proceeds from (Payments on) foreign currency transactions	936
Net Realized (Gain) Loss
Investments in securities	14,061
Investments in Affiliates	54
Exchange-traded or centrally cleared financial derivative instruments	6,852
Over the counter financial derivative instruments	(18,627)
Foreign currency	(720)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(52,397)
Exchange-traded or centrally cleared financial derivative instruments	(6,733)
Over the counter financial derivative instruments	6,975
Foreign currency assets and liabilities	(227)
Net amortization (accretion) on investments	(9,924)

Net Cash Provided by (Used for) Operating Activities	654,465

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	747,591
Payments on shares redeemed	(971,878)
Cash distributions paid*	0
Proceeds from reverse repurchase agreements	123,708,781
Payments on reverse repurchase agreements	(124,139,851)
Proceeds from sale-buyback transactions	858,748
Payments on sale-buyback transactions	(858,748)

Net Cash Received from (Used for) Financing Activities	(655,357)

Net Increase (Decrease) in Cash and Foreign Currency	(892)

Cash and Foreign Currency:

Beginning of period	7,240
End of period	$6,348

* Reinvestment of distributions	$67,902

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$30,703

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 191.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Bank of Industry Ltd.
3.803% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	$3,623

Panama Government International Bonds
4.804% (EUR006M + 2.450%) due 04/01/2027 «~		$2,000	2,366

Total Loan Participations and Assignments (Cost $5,416)			5,989

CORPORATE BONDS & NOTES 6.6%

BANKING & FINANCE 4.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		$2,000	1,843

American Express Co.
5.442% due 01/30/2036 •		3,900	4,058

ARES Strategic Income Fund
5.450% due 09/09/2028		5,700	5,746

Athene Global Funding
5.033% due 07/17/2030		8,800	8,945

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,210	1,164

Bank of America Corp.
5.202% due 04/25/2029 •		1,200	1,230

Bank of Nova Scotia
5.450% due 08/01/2029		8,400	8,771

Barclays PLC
6.224% due 05/09/2034 •		500	538
7.437% due 11/02/2033 •		2,800	3,214

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,600	488

Credit Suisse AG AT1 Claim		$14,166	1,842

Deutsche Bank AG
3.547% due 09/18/2031 •		4,633	4,393

Equinix, Inc.
1.550% due 03/15/2028		222	209

F&G Global Funding
5.875% due 01/16/2030		500	520

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,303	2,698

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,298
5.303% due 09/06/2029		1,800	1,796
5.800% due 03/08/2029		700	711
5.918% due 03/20/2028		1,900	1,933
7.350% due 11/04/2027		700	730

GA Global Funding Trust
5.500% due 04/01/2032		400	411
5.900% due 01/13/2035		900	935

GSPA Monetization Trust
6.422% due 10/09/2029		134	135

Healthcare Realty Holdings LP
2.400% due 03/15/2030		241	218

Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	2,015

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,500	1,526

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	390
2.848% due 06/04/2031 •		300	279

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		500	502
5.350% due 01/13/2030		200	207

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,174

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		$300	300

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •		3,000	3,036

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
2.679% due 07/16/2030		$409	$376

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		3,900	2,939

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		991	898
4.660% due 07/08/2031 •		4,400	4,452

UBS Group AG
3.091% due 05/14/2032 •		1,700	1,573
4.194% due 04/01/2031 •		250	247

VICI Properties LP
4.750% due 02/15/2028		1,650	1,664

Vitality Re XVI Ltd.
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251

Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR	2,100	2,541
5.150% due 04/23/2031 •		$7,400	7,634

			85,830

INDUSTRIALS 1.8%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		4,300	4,162

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		400	399

Bayer U.S. Finance LLC
6.375% due 11/21/2030		400	428
6.500% due 11/21/2033		200	216

Beignet
6.850% due 06/01/2049 «(c)		21,000	21,000

Conagra Brands, Inc.
5.750% due 08/01/2035		1,100	1,120

CVS Pass-Through Trust
6.943% due 01/10/2030		22	22

DAE Funding LLC
3.375% due 03/20/2028		1,800	1,744

Hyatt Hotels Corp.
5.750% due 03/30/2032		200	209

Mars, Inc.
5.200% due 03/01/2035		600	613

Nakilat, Inc.
6.067% due 12/31/2033		363	386

NPC Ukrenergo
6.875% due 11/09/2028		400	319

NTT Finance Corp.
4.876% due 07/16/2030		400	406

Petroleos del Peru SA
5.625% due 06/19/2047		3,300	2,443

Petroleos Mexicanos
6.350% due 02/12/2048		1,500	1,192

Viper Energy Partners LLC
5.700% due 08/01/2035		500	509

			35,168

UTILITIES 0.5%

Pacific Gas & Electric Co.
2.500% due 02/01/2031		582	519
3.000% due 06/15/2028		2,300	2,218
6.150% due 03/01/2055		600	604

Southern California Edison Co.
4.650% due 10/01/2043		1,500	1,279
5.150% due 06/01/2029		3,600	3,664
5.350% due 03/01/2026		1,100	1,104

			9,388

Total Corporate Bonds & Notes (Cost $127,211)			130,386

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		35	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	$1,065	$953

		992

ILLINOIS 0.0%

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	110	115

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	50	53
6.725% due 04/01/2035	100	106
7.350% due 07/01/2035	71	78

		352

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	20	22

OHIO 0.0%

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	57

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	5	5

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	605	645

Total Municipal Bonds & Notes (Cost $2,344)		2,073

U.S. GOVERNMENT AGENCIES 101.5%

Federal Home Loan Mortgage Corp.
3.000% due 11/01/2032	2,307	2,249
3.500% due 05/01/2049	176	163
3.650% due 11/01/2043	10,357	8,666
4.000% due 07/01/2047 - 03/01/2049	501	482
5.000% due 01/01/2028 - 01/01/2039	46	46
5.500% due 01/01/2035 - 09/01/2055	34,699	35,414
6.000% due 08/01/2027 - 06/01/2054	7,962	8,169
6.500% due 01/01/2029 - 03/01/2055	9,913	10,471

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	6,431	6,120

Federal Home Loan Mortgage Corp. REMICS
1.140% due 09/15/2041 •	134	130
1.887% due 02/15/2040 •	25	23
1.983% due 07/15/2036 •(a)	57	6
2.083% due 09/15/2036 •(a)	33	3
2.213% due 04/15/2036 •(a)	5	0
3.500% due 07/15/2042	576	542
4.787% due 05/15/2037 •	1	1
4.867% due 03/15/2037 •	12	12
4.887% due 11/15/2043 •	15	15
5.000% due 04/15/2041	390	400
5.037% due 07/15/2041 •	20	20
5.187% due 08/15/2037 •	56	56
5.197% due 10/15/2037 •	8	8
5.207% due 05/15/2037 - 09/15/2037 •	59	60
5.296% due 11/25/2054 •	8,196	8,210
5.306% due 09/25/2055 •	48,182	48,608

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.456% due 07/25/2055 - 09/25/2055 •	$28,924	$28,998
5.500% due 03/15/2034	37	38
5.506% due 09/25/2055 •	6,630	6,654
5.556% due 02/25/2055 - 08/25/2055 •	11,878	11,940

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.553% due 07/25/2044 •	2	2

Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	3,351	3,254
3.500% due 02/01/2043 - 09/01/2048	1,887	1,757
4.000% due 06/01/2026 - 10/01/2030	1	1
4.202% due 10/01/2029 ~	11,100	11,160
4.300% due 12/01/2029	7,717	7,788
4.500% due 04/01/2028 - 12/01/2054	16,226	15,958
4.540% due 07/01/2030	2,600	2,640
4.705% due 09/01/2031 ~	20,400	20,801
4.720% due 10/01/2028 - 08/01/2030	7,270	7,421
4.770% due 10/01/2028	3,100	3,168
4.850% due 05/01/2029	1,900	1,940
4.860% due 08/01/2030	3,500	3,619
4.930% due 06/01/2029	5,000	5,136
5.000% due 11/01/2025 - 12/01/2029	11	10
5.060% due 10/01/2033	7,025	7,260
5.210% due 04/01/2035	2,136	2,231
5.300% due 11/01/2030	10,000	10,486
5.500% due 11/01/2025 - 11/01/2054	16,820	17,163
5.820% due 08/01/2035 •	2	2
6.000% due 10/01/2026 - 06/01/2054	5,516	5,675
6.203% due 03/01/2034 •	4	4
6.426% due 12/01/2034 •	15	16
6.500% due 09/01/2036 - 11/01/2054	7,729	8,132
6.534% due 10/01/2035 •	1	1

Federal National Mortgage Association - MHP
1.000% due 10/01/2035 «~	3,760	3,850

Federal National Mortgage Association - Crain Fl
4.070% due 10/01/2032 «~	5,184	5,093

Federal National Mortgage Association - Field Te
4.640% due 10/01/2032 «	6,007	6,089

Federal National Mortgage Association - Kennedy
4.410% due 10/01/2032 «~	3,353	3,364

Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(e)	67	59
0.000% due 11/25/2040 •	1	1
1.379% due 03/25/2041 •(a)	102	10
1.579% due 03/25/2037 •(a)	29	3
1.629% due 04/25/2037 •(a)	104	10
1.679% due 11/25/2039 •(a)	16	2
1.909% due 03/25/2037 •(a)	37	4
1.929% due 05/25/2037 •(a)	95	8
2.229% due 03/25/2036 •(a)	27	2
2.319% due 04/25/2037 •(a)	177	24
2.729% due 02/25/2037 •(a)	16	2
3.179% due 07/25/2033 •(a)	10	1
4.500% due 09/25/2040	452	446
4.593% due 03/25/2036 •	1	1
4.801% due 04/25/2037 •	1	1
4.821% due 07/25/2037 •	4	4
4.851% due 07/25/2037 •	7	7
4.871% due 09/25/2035 •	11	11
4.881% due 09/25/2035 •	9	9
4.991% due 10/25/2040 •	4	4
5.191% due 06/25/2037 •	46	46
5.256% due 09/25/2055 •	8,560	8,583
5.306% due 11/25/2054 •	7,030	7,032
5.456% due 07/25/2055 •	950	952
5.506% due 09/25/2055 •	7,358	7,384
5.556% due 08/25/2055 •	22,626	22,744
8.678% due 12/25/2036 •	1	2

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	2	2

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	780	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association
3.500% due 02/15/2045 - 03/15/2045	$47	$45
4.000% due 09/20/2055	399	375
4.500% due 06/20/2055	690	670
4.750% due 11/20/2044 •	96	98
5.000% due 08/15/2033 - 03/15/2042	575	586
6.000% due 07/15/2037 - 08/15/2037	2	2

Government National Mortgage Association REMICS
4.745% due 08/20/2047 •	140	136
4.977% due 04/20/2068 •	366	370
5.539% due 07/20/2055 •	16,787	16,834
5.739% due 07/20/2055 •	4,678	4,698

Government National Mortgage Association, TBA
4.000% due 10/01/2055 - 11/01/2055	77,441	72,812
4.500% due 11/01/2055	48,470	46,985
5.000% due 11/01/2055	60,750	60,357
5.500% due 10/01/2055 - 11/01/2055	33,150	33,381
6.000% due 10/01/2055 - 11/01/2055	32,710	33,269

U.S. Small Business Administration
4.430% due 05/01/2029	2	2
5.490% due 03/01/2028	2	2
6.020% due 08/01/2028	14	15

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	2,650	2,328
4.000% due 11/01/2055	67,950	64,034
4.500% due 10/01/2055 - 11/01/2055	61,430	59,582
5.000% due 11/01/2055	235,600	233,524
5.500% due 11/01/2055	43,460	43,793
6.000% due 10/01/2055 - 11/01/2055	403,950	412,624
6.500% due 10/01/2055 - 11/01/2055	529,760	547,814

Total U.S. Government Agencies (Cost $2,013,307)		2,013,260

U.S. TREASURY OBLIGATIONS 9.6%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	4,100	2,677
2.250% due 08/15/2049 (m)	146	93
3.000% due 08/15/2048 (m)	473	356
3.000% due 02/15/2049 (k)(m)	17,298	12,956
3.125% due 05/15/2048	124	96
4.125% due 08/15/2053 (m)	100	90
4.625% due 02/15/2040 (k)	3,734	3,802
4.625% due 05/15/2044 (m)	27,300	27,107

U.S. Treasury Inflation Protected Securities (g)
1.000% due 02/15/2046 (k)	2,047	1,580
1.000% due 02/15/2048 (k)	193	145
1.375% due 07/15/2033 (k)	6,169	6,076
1.750% due 01/15/2034 (k)	1,786	1,796
1.875% due 07/15/2034	80,402	81,603
2.125% due 04/15/2029 (k)	27,362	28,250

U.S. Treasury Notes
2.375% due 05/15/2029 (k)(m)	2,075	1,985
3.875% due 07/31/2030	21,600	21,734

Total U.S. Treasury Obligations (Cost $203,212)		190,346

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%

Adjustable Rate Mortgage Trust
5.131% due 01/25/2036 ~	409	307

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •	7	6
4.462% due 10/25/2046 •	30	15
5.073% due 11/25/2046 •	10,503	2,567
6.750% due 11/25/2046 þ	153	138

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	23	15

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	19	18

Banc of America Funding Trust
4.358% due 06/20/2037 ~	8	7

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.630% due 10/20/2036 •	$5	$4
4.670% due 04/20/2047 •	2	2
4.710% due 02/20/2047 •	283	266
4.835% due 09/20/2046 ~	294	266
4.985% due 02/20/2035 ~	6	5
6.000% due 08/25/2036	5	5

Banc of America Mortgage Trust
5.333% due 06/25/2035 ~	3	2
5.697% due 06/25/2034 ~	3	3
5.864% due 02/25/2034 ~	4	4
6.012% due 01/25/2035 ~	4	4

BCAP LLC Trust
4.632% due 03/25/2037 •	1,365	1,243

Bear Stearns ALT-A Trust
4.480% due 11/25/2035 ~	38	35
4.592% due 08/25/2036 •	274	243
4.592% due 01/25/2047 •	28	24
4.612% due 12/25/2046 •	3	3
4.772% due 01/25/2036 •	4	3
5.166% due 07/25/2035 ~	42	26
5.232% due 10/25/2035 ~	32	27
5.425% due 05/25/2035 ~	9	9

Bear Stearns ARM Trust
4.475% due 02/25/2036 ~	37	34
4.839% due 07/25/2034 ~	4	4
5.391% due 11/25/2034 ~	1	1
6.242% due 01/25/2033 ~	21	21
6.331% due 04/25/2033 ~	1	1
6.375% due 08/25/2033 ~	2	2
6.530% due 02/25/2036 •	3	3

BX Trust
5.561% due 10/15/2036 •	16,000	15,996

Chase Mortgage Finance Trust
4.469% due 09/25/2036 ~	81	69
4.739% due 12/25/2035 ~	1	1
4.848% due 01/25/2036 ~	4	4

ChaseFlex Trust
4.872% due 07/25/2037 •	2,251	1,999

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.502% due 05/25/2036 •	52	50

CHL Mortgage Pass-Through Trust
4.732% due 05/25/2035 •	11	10
4.852% due 04/25/2035 •	614	588
4.872% due 05/25/2035 •	29	26
4.912% due 03/25/2035 •	1	1
4.932% due 02/25/2035 •	5	4
5.097% due 11/25/2034 ~	8	8
5.750% due 05/25/2037	3	2
6.000% due 07/25/2036	234	112
6.000% due 01/25/2037	158	73
6.000% due 02/25/2037	156	69
6.248% due 02/20/2036 •	2	2
6.500% due 12/25/2037	361	143
6.589% due 10/20/2034 ~	9	9

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	22	21

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~	101	93
4.592% due 01/25/2037 •	70	61
6.300% due 03/25/2036 •	12	13
6.480% due 10/25/2035 •	6	6
6.560% due 10/25/2035 •	7	7
9.170% due 09/25/2062 þ	13,817	13,861

CitiMortgage Alternative Loan Trust
4.872% due 04/25/2037 •	102	85
6.000% due 12/25/2036	31	28
6.000% due 06/25/2037	43	38

Countrywide Alternative Loan Trust
3.147% due 08/25/2035 ~	863	740
4.440% due 09/20/2046 •	1,338	1,381
4.460% due 09/20/2046 •	11	10
4.472% due 04/25/2047 •	990	981
4.482% due 04/25/2047 •	1,433	1,266
4.512% due 12/25/2046 •	4,821	4,349
4.572% due 06/25/2035 •	767	486
4.612% due 05/25/2047 •	150	135
4.652% due 09/25/2046 •	38	38
4.670% due 03/20/2046 •	10	10
4.670% due 07/20/2046 •	6	5
4.672% due 05/25/2036 •	56	49
4.672% due 08/25/2037 •	9	5
4.710% due 05/20/2046 •	3	3

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.772% due 11/25/2036 •		$10,526	$9,099
4.792% due 12/25/2035 •		4	4
4.822% due 05/25/2035 •		21	16
4.832% due 02/25/2037 •		226	192
4.850% due 11/20/2035 •		25	23
4.872% due 08/25/2035 •		144	139
4.890% due 12/20/2035 •		33	31
4.912% due 11/25/2035 •		172	158
5.153% due 12/25/2035 •		5	4
5.500% due 05/25/2035		82	65
5.500% due 06/25/2035		139	111
5.500% due 11/25/2035		59	32
5.553% due 08/25/2035 •		15	15
5.633% due 01/25/2036 •		59	56
5.750% due 03/25/2037		75	38
6.000% due 12/25/2035		184	131
6.000% due 05/25/2036		32	15
6.000% due 08/25/2036 •		38	21
6.000% due 05/25/2037		107	45
6.203% due 10/20/2035 •		4	3
6.250% due 08/25/2036		548	287
7.000% due 10/25/2037		69	23

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035		162	125

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,261	193

CSMC Mortgage-Backed Trust
5.750% due 08/25/2036		7	6
5.750% due 03/25/2037		15	8
6.421% due 10/25/2037 ~		199	116

CSMC Trust
3.359% due 11/30/2037 ~		11,763	10,828
3.559% due 12/27/2037 ~		4,757	4,201
4.136% due 12/27/2060 ~		2,979	2,969
4.209% due 07/27/2061 ~		5,848	5,825
4.838% due 06/25/2050 ~		379	345

CSMC Trust Capital Certificates
4.572% due 01/27/2037 •		19	12

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.652% due 02/25/2037 •		4,100	3,573
4.772% due 02/25/2035 •		65	64
4.932% due 02/25/2036 •		102	101
5.772% due 10/25/2047 •		155	120

DSLA Mortgage Loan Trust
4.388% due 04/19/2047 •		491	405
4.438% due 10/19/2036 •		109	99
4.988% due 08/19/2045 •		3	3
5.068% due 09/19/2044 •		17	16

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •	GBP	3	4

First Horizon Alternative Mortgage Securities Trust
4.640% due 03/25/2035 ~		$1	0
5.120% due 06/25/2036 ~		197	156
5.361% due 12/25/2035 ~		15	11

First Horizon Mortgage Pass-Through Trust
4.747% due 10/25/2035 ~		44	40

GreenPoint Mortgage Funding Trust
4.632% due 01/25/2037 •		106	98

GSMSC Pass-Through Trust
4.887% due 12/26/2036 •		61	44

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		9	8
4.977% due 11/25/2035 ~		3	3
5.010% due 07/25/2035 ~		1	1
5.381% due 09/25/2035 ~		9	9
5.500% due 01/25/2037		5	10
5.880% due 04/25/2032 •		5	5
6.000% due 02/25/2036		218	79
6.000% due 07/25/2037		53	34
6.363% due 09/25/2035 ~		1	1

HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~		54	28
4.468% due 07/19/2047 •		119	117
4.588% due 12/19/2036 •		4	4
4.658% due 12/19/2036 •		228	181
4.688% due 05/19/2035 •		149	144
4.728% due 06/19/2035 •		940	921
4.728% due 12/19/2036 •		94	89
4.748% due 01/19/2036 •		411	267
4.930% due 06/20/2035 •		76	73
6.153% due 10/19/2035 •		265	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HomeBanc Mortgage Trust
4.892% due 03/25/2035 •	$89	$73

Impac CMB Trust
4.912% due 03/25/2035 •	124	121

Impac Secured Assets CMN Owner Trust
6.314% due 07/25/2035 ~	16	15

Impac Secured Assets Trust
4.812% due 02/25/2037 •	10,003	9,231

IndyMac INDX Mortgage Loan Trust
4.037% due 06/25/2036 ~	91	81
4.200% due 05/25/2035 ~	137	91
4.572% due 06/25/2037 •	4	2
4.632% due 02/25/2037 •	59	55
4.652% due 09/25/2046 •	46	42
4.672% due 11/25/2046 •	403	385
4.692% due 05/25/2046 •	3,859	3,534
4.752% due 07/25/2035 •	116	107
4.792% due 06/25/2035 •	25	20
4.912% due 07/25/2045 •	2	2

JP Morgan Alternative Loan Trust
4.244% due 05/25/2036 ~	51	28
6.000% due 12/27/2036	51	25
6.500% due 03/25/2036	1,665	837

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •	133	133

JP Morgan Mortgage Trust
4.063% due 07/27/2037 ~	43	40
4.274% due 10/25/2036 ~	23	16
4.341% due 10/25/2036 ~	3	2
4.835% due 04/25/2036 ~	476	420
5.106% due 08/25/2035 ~	14	12
5.464% due 04/25/2037 ~	3	2
5.743% due 07/25/2035 ~	47	45

Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ	2,285	2,287
5.750% due 04/25/2061 þ	2,916	2,916
5.750% due 07/25/2061 þ	4,694	4,697
5.892% due 10/25/2066 þ	2,698	2,700

Lehman Mortgage Trust
4.922% due 11/25/2036 •	405	185

Lehman XS Trust
4.672% due 03/25/2047 •	4,231	3,888
4.722% due 08/25/2046 •	532	547
4.772% due 08/25/2037 •	35	35
5.972% due 09/25/2047 •	38	34

Luminent Mortgage Trust
4.488% due 04/25/2036 ~	1,697	1,118
4.992% due 04/25/2036 •	23	20

MASTR Adjustable Rate Mortgages Trust
3.188% due 07/25/2035 ~	7	6
4.916% due 10/25/2033 ~	28	25
4.953% due 12/25/2046 •	9,880	8,162
5.578% due 11/21/2034 ~	119	115

MASTR Asset Securitization Trust
6.000% due 06/25/2036	74	40

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.125% due 08/15/2032 •	8	8

Merrill Lynch Alternative Note Asset Trust
4.492% due 03/25/2037 •	120	28
4.672% due 03/25/2037 •	1,861	437
4.692% due 04/25/2037 •	13,647	2,303
4.872% due 03/25/2037 •	76	18
6.000% due 03/25/2037	37	12

Merrill Lynch Mortgage Investors Trust
4.890% due 09/25/2035 ~	40	32
5.087% due 04/25/2035 ~	5	4
5.207% due 05/25/2036 ~	27	25
5.850% due 05/25/2033 ~	2	2
5.945% due 02/25/2033 •	5	5

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	29	28

Morgan Stanley Mortgage Loan Trust
3.582% due 07/25/2035 ~	52	47
6.000% due 08/25/2036	57	23
6.035% due 06/25/2036 ~	2	2
6.815% due 06/25/2036 þ	786	199

Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~	50	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •		$30	$27

MortgageIT Trust
4.792% due 12/25/2035 •		95	94

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		587	568
2.750% due 11/25/2059 ~		766	738
3.500% due 12/25/2057 ~		411	400

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.462% due 06/25/2037 •		2,912	2,424
5.476% due 05/25/2035 þ		18	9
5.769% due 06/25/2036 ~		10,129	2,621

NovaStar Mortgage Funding Trust
0.398% due 09/25/2046 •		1,294	464

PHH Alternative Mortgage Trust
4.592% due 02/25/2037 •		113	83

RALI Trust
4.168% due 11/25/2037 ~		108	90
4.572% due 02/25/2037 •		45	40
4.572% due 02/25/2047 •		1,321	1,205
4.592% due 01/25/2037 •		835	755
4.612% due 01/25/2037 •		1,882	1,669
4.632% due 07/25/2036 •		194	63
4.632% due 09/25/2036 •		210	195
4.642% due 08/25/2036 •		83	75
4.652% due 07/25/2036 •		72	66
4.652% due 09/25/2036 •		116	107
4.772% due 08/25/2035 •		367	251
4.953% due 09/25/2046 •		5,770	4,836
5.000% due 09/25/2036		3	2
5.139% due 10/25/2037 ~		191	153
6.000% due 08/25/2036		10	8
6.000% due 01/25/2037		19	16
6.000% due 03/25/2037		78	66
6.500% due 08/25/2036		873	716
6.876% due 09/25/2034 ~		30	30

Residential Asset Securitization Trust
5.500% due 09/25/2035		75	32
6.000% due 03/25/2037		809	247

RFMSI Trust
5.696% due 04/25/2037 ~		94	82

Sequoia Mortgage Trust
3.573% due 09/20/2046 ~		49	33
4.810% due 07/20/2034 •		52	52

STARM Mortgage Loan Trust
6.711% due 01/25/2037 ~		29	17

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		43	42

Stratton Mortgage Funding PLC
5.137% due 06/20/2060 •	GBP	1,613	2,173

Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/2035 ~		$7	7
3.937% due 11/25/2035 ~		29	27
4.572% due 08/25/2036 •		28	22
4.932% due 08/25/2035 ~		17	9
5.216% due 03/25/2036 ~		20	16
5.553% due 01/25/2035 •		2	2
6.572% due 12/25/2037 •		335	286

Structured Asset Mortgage Investments II Trust
4.392% due 08/25/2036 •		109	96
4.652% due 07/25/2046 •		38	30
4.692% due 04/25/2036 •		11	10
4.712% due 05/25/2046 •		9	3
4.732% due 02/25/2036 •		30	28
4.832% due 02/25/2036 •		2	2
4.948% due 02/19/2035 •		1	1
6.226% due 02/25/2036 •		9	8

Thornburg Mortgage Securities Trust
2.854% due 03/25/2044 ~		21	21
5.506% due 12/25/2044 ~		34	33
5.583% due 06/25/2047 •		96	92

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	4,470	6,027

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$3,093	3,014
2.900% due 10/25/2059 ~		469	451
3.000% due 01/25/2058 ~		36	36
3.292% due 10/25/2057 ~		1,031	873
5.272% due 05/25/2058 •		19	20
5.272% due 10/25/2059 •		27	27

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	2,146	$2,893

WaMu Mortgage Pass-Through Certificates Trust
3.509% due 01/25/2037 ~		$36	31
3.943% due 12/25/2046 •		11	10
3.949% due 12/25/2046 •		10	9
4.009% due 06/25/2037 ~		67	59
4.108% due 02/25/2037 ~		13	11
4.181% due 02/25/2037 ~		96	90
4.206% due 12/25/2036 ~		21	19
4.402% due 06/25/2037 ~		208	188
4.546% due 10/25/2035 ~		11	10
4.812% due 12/25/2045 •		4,206	3,878
4.832% due 11/25/2045 •		3	3
4.852% due 10/25/2045 •		7	7
4.852% due 12/25/2045 •		200	184
4.853% due 03/25/2047 •		1,757	1,558
4.903% due 06/25/2047 •		1,442	1,212
4.963% due 07/25/2047 •		26	22
5.033% due 10/25/2046 •		284	249
5.052% due 01/25/2045 •		315	305
5.055% due 12/25/2035 ~		99	94
5.072% due 12/25/2045 •		723	708
5.153% due 02/25/2046 •		130	120
5.223% due 01/25/2046 •		873	782
5.232% due 01/25/2035 ~		23	22
5.432% due 11/25/2045 •		1,295	1,228
5.527% due 08/25/2035 ~		12	12
5.653% due 10/25/2046 •		428	406
5.653% due 11/25/2046 •		394	353
6.381% due 06/25/2033 ~		9	9

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.792% due 09/25/2036 •		322	83
3.918% due 09/25/2036 þ		616	162
4.772% due 02/25/2036 •		302	255
4.903% due 02/25/2047 •		563	522
4.983% due 11/25/2046 •		48	41
5.003% due 10/25/2046 •		77	67
5.093% due 04/25/2046 •		37	34

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		70	61
6.443% due 07/25/2037 ~		2	2

Wells Fargo Mortgage-Backed Securities Trust
6.175% due 09/25/2036 ~		2	2
6.814% due 12/25/2036 ~		13	12

Total Non-Agency Mortgage-Backed Securities (Cost $195,723)			182,710

ASSET-BACKED SECURITIES 30.8%

AUTOMOBILE SEQUENTIAL 2.0%

Avis Budget Rental Car Funding AESOP LLC
6.120% due 04/20/2027		7,800	7,849

Bridgecrest Lending Auto Securitization Trust
5.530% due 01/18/2028		79	79

FCCU Auto Receivables Trust
5.540% due 04/16/2029		1,600	1,621
5.760% due 11/15/2027		116	117

FHF Issuer Trust
5.690% due 02/15/2030		2,171	2,191
5.890% due 06/15/2030		778	785

FHF Trust
6.570% due 06/15/2028		1,984	1,999

Flagship Credit Auto Trust
5.640% due 03/15/2028		822	825

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		1,122	1,127

GLS Auto Select Receivables Trust
5.240% due 03/15/2030		319	321

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		10,400	10,624
5.490% due 06/25/2027		1,900	1,912

Lendbuzz Securitization Trust
7.500% due 12/15/2028		8,517	8,674

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		919	910

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		701	706

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust VII
5.380% due 11/25/2030	$406	$406

SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	450	453

		40,599

CMBS OTHER 3.4%

BSPRT Issuer Ltd.
6.446% due 07/15/2039 •	2,842	2,849

M360 Ltd.
6.500% due 11/22/2038 •	6,463	6,356

MF1 LLC
5.586% due 02/18/2043 •	7,100	7,114
5.708% due 02/18/2040 •	11,200	11,178
5.871% due 03/19/2039 •	1,000	1,005

MF1 Ltd.
5.700% due 10/16/2036 •	12,800	12,744
5.884% due 02/19/2037 •	12,500	12,504
6.000% due 10/16/2036 •	12,800	12,744

		66,494

HOME EQUITY OTHER 14.6%

Aames Mortgage Investment Trust
6.297% due 01/25/2035 •	15	14

ABFC Trust
5.007% due 03/25/2035 •	4,108	3,940

Accredited Mortgage Loan Trust
4.532% due 09/25/2036 •	123	123

ACE Securities Corp. Home Equity Loan Trust
4.552% due 07/25/2036 •	1,768	1,745
4.592% due 03/25/2037 •	27,719	11,901
4.712% due 11/25/2036 •	3,486	1,434
4.752% due 06/25/2036 •	1,590	1,174
4.752% due 12/25/2036 •	282	149
4.887% due 12/25/2035 •	877	836
5.217% due 05/25/2035 •	4,760	4,408

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.977% due 10/25/2035 •	627	607

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.086% due 11/25/2034 •	847	795
5.142% due 11/25/2035 •	1,300	1,222
5.247% due 07/25/2035 •	2,000	1,913
5.397% due 11/25/2034 •	84	82

Argent Mortgage Loan Trust
4.752% due 05/25/2035 •	47	43

Argent Securities Trust
4.382% due 09/25/2036 •	65	21
4.572% due 07/25/2036 •	412	373
4.632% due 04/25/2036 •	15,655	4,907
4.652% due 03/25/2036 •	719	667
4.752% due 06/25/2036 •	8,504	2,319

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.354% due 01/25/2034 •	175	169

Asset-Backed Securities Corp. Home Equity Loan Trust
5.082% due 06/25/2034 •	484	499
5.367% due 02/25/2035 •	8	8

Bear Stearns Asset-Backed Securities I Trust
4.592% due 08/25/2036 •	611	594
4.622% due 05/25/2037 •	13,644	11,613
5.322% due 08/25/2037 •	346	314
5.383% due 12/25/2034 •	3,678	3,693

Bear Stearns Asset-Backed Securities Trust
4.947% due 08/25/2036 •	4	4
5.247% due 02/25/2034 •	1,057	1,079
5.472% due 08/25/2034 •	215	216

Carrington Mortgage Loan Trust
4.532% due 02/25/2037 •	247	239
5.022% due 10/25/2035 •	975	958

Centex Home Equity Loan Trust
4.917% due 03/25/2034 •	144	143

Chase Funding Trust
4.912% due 08/25/2032 •	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	$5,447	$5,516

Citigroup Mortgage Loan Trust, Inc.
4.462% due 05/25/2037 •	1,313	887
4.472% due 05/25/2037 •	2,028	1,376
4.572% due 12/25/2036 •	283	107
4.592% due 09/25/2036 •	32	25
4.632% due 01/25/2037 •	3,786	2,791
4.752% due 08/25/2036 •	3,282	3,079
4.792% due 03/25/2036 •	676	620
4.872% due 10/25/2036 •	84	49
5.172% due 09/25/2035 •	4,930	4,803

Countrywide Asset-Backed Certificates
4.552% due 03/25/2037 •	1,599	1,472
4.672% due 02/25/2037 •	81	77
4.752% due 04/25/2037 •	173	155

Countrywide Asset-Backed Certificates Trust
4.197% due 05/25/2036 •	1,877	1,864
4.412% due 07/25/2037 •	217	204
4.472% due 06/25/2047 •	55	49
4.522% due 06/25/2047 •	1,477	1,436
4.552% due 06/25/2035 •	71	65
4.552% due 03/25/2037 •	60	59
4.552% due 12/25/2046 •	1,538	1,473
4.552% due 04/25/2047 •	36	35
4.562% due 10/25/2047 •	7,600	6,641
4.632% due 11/25/2047 •	27	26
4.692% due 05/25/2047 •	84	78
4.712% due 09/25/2037 •	90	96
4.732% due 05/25/2037 •	1,512	1,474
4.812% due 03/25/2036 •	204	184
5.012% due 08/25/2047 •	153	150
5.232% due 02/25/2036 •	1,241	1,215
5.307% due 12/25/2035 •	145	144
6.222% due 08/25/2035 •	3,000	2,848
6.867% due 09/25/2046 þ	1,756	1,265

Countrywide Partnership Trust
5.172% due 02/25/2035 •	826	821

Ellington Loan Acquisition Trust
5.372% due 05/25/2037 •	2,007	1,975

EMC Mortgage Loan Trust
5.572% due 02/25/2041 •	3	3

Fieldstone Mortgage Investment Trust
4.652% due 05/25/2036 •	86	65
4.812% due 05/25/2036 •	1,971	1,461

Fremont Home Loan Trust
4.542% due 10/25/2036 •	359	328
4.552% due 11/25/2036 •	2,189	1,297
4.572% due 10/25/2036 •	691	277
4.592% due 08/25/2036 •	9,476	2,959
4.612% due 02/25/2037 •	4,464	1,378
5.007% due 01/25/2035 •	24	24
5.322% due 11/25/2034 •	772	739

GE-WMC Asset-Backed Pass-Through Certificates
4.912% due 12/25/2035 •	6,547	6,372

GSAA Home Equity Trust
3.936% due 03/25/2036 ~	153	19
4.372% due 05/25/2037 •	171	60
4.412% due 03/25/2036 •	129	41
4.512% due 06/25/2036 •	56	10
4.672% due 03/25/2037 •	1,293	351
4.912% due 04/25/2047 •	243	105
6.795% due 06/25/2036 þ	234	52

GSAA Trust
5.337% due 06/25/2035 •	29	29
5.995% due 03/25/2046 ~	1,207	428

GSAMP Trust
4.362% due 01/25/2037 •	951	584
4.372% due 12/25/2046 •	125	62
4.412% due 12/25/2036 •	2,195	1,175
4.442% due 12/25/2036 •	258	128
4.452% due 11/25/2035 •	1	0
4.472% due 12/25/2046 •	91	45
4.532% due 12/25/2046 •	4,750	2,524
4.572% due 09/25/2036 •	3,608	1,248
4.572% due 12/25/2046 •	451	224
4.672% due 01/25/2047 •	1,366	695
4.732% due 01/25/2037 •	3,394	2,956
4.752% due 03/25/2046 •	23	23
4.772% due 05/25/2046 •	343	332
6.072% due 06/25/2035 •	166	162

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Asset Trust
4.947% due 02/25/2036 •	$123	$121

Home Equity Loan Trust
4.502% due 04/25/2037 •	3,155	3,086
4.612% due 04/25/2037 •	314	282

HSI Asset Securitization Corp. Trust
4.472% due 07/25/2036 •	105	45
4.492% due 12/25/2036 •	772	192
4.632% due 04/25/2037 •	714	471
4.752% due 11/25/2035 •	398	376

IXIS Real Estate Capital Trust
4.672% due 03/25/2036 •	163	85
4.732% due 01/25/2037 •	10,840	3,627

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	36	36
4.572% due 07/25/2036 •	53	25
4.872% due 07/25/2036 •	1,874	1,819

Long Beach Mortgage Loan Trust
4.572% due 05/25/2036 •	46	24
4.592% due 12/25/2036 •	328	224
4.612% due 12/25/2036 •	248	85
4.712% due 02/25/2036 •	203	201
4.792% due 08/25/2045 •	16	16
4.812% due 05/25/2046 •	311	92
4.872% due 01/25/2036 •	6,348	5,742
5.187% due 08/25/2035 •	5,466	5,004
5.247% due 04/25/2035 •	13	13

MASTR Asset-Backed Securities Trust
4.372% due 01/25/2037 •	1,154	325
4.472% due 10/25/2036 •	7,630	3,654
4.492% due 11/25/2036 •	467	138
4.592% due 10/25/2036 •	240	115
4.692% due 05/25/2037 •	903	878
4.752% due 03/25/2036 •	34	21
5.022% due 10/25/2035 •	6,520	6,360
6.972% due 07/25/2034 •	140	132

MASTR Specialized Loan Trust
5.397% due 11/25/2035 •	414	397

Merrill Lynch Mortgage Investors Trust
4.480% due 03/25/2037 •	60,019	14,582
4.492% due 07/25/2037 •	344	133
4.492% due 08/25/2037 •	2,214	1,090
4.772% due 07/25/2037 •	176	37
4.792% due 02/25/2037 •	620	175

Morgan Stanley ABS Capital I, Inc. Trust
4.352% due 11/25/2036 •	346	204
4.362% due 01/25/2037 •	254	117
4.382% due 12/25/2036 •	6,000	3,013
4.382% due 03/25/2037 •	515	219
4.402% due 10/25/2036 •	17	15
4.402% due 01/25/2037 •	200	92
4.402% due 02/25/2037 •	2,463	1,769
4.407% due 11/25/2036 •	339	215
4.452% due 03/25/2037 •	826	352
4.482% due 01/25/2037 •	183	84
4.487% due 03/25/2037 •	2,542	993
4.502% due 10/25/2036 •	527	275
4.502% due 11/25/2036 •	1,396	824
4.552% due 08/25/2036 •	339	170
4.592% due 09/25/2036 •	569	245
4.632% due 02/25/2037 •	15,036	4,765
4.772% due 04/25/2036 •	1,801	1,730
4.977% due 12/25/2034 •	18	18
5.127% due 03/25/2034 •	585	605
5.202% due 07/25/2035 •	354	347
8.072% due 02/25/2047 •	79	66

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.252% due 02/25/2033 •	23	23

Morgan Stanley Home Equity Loan Trust
4.372% due 12/25/2036 •	890	427

Morgan Stanley Mortgage Loan Trust
4.452% due 12/25/2036 •	3,406	1,162
4.612% due 11/25/2036 •	28	8

Nationstar Home Equity Loan Trust
4.812% due 09/25/2036 •	4,993	4,954

New Century Home Equity Loan Trust
5.052% due 03/25/2035 •	299	299

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.932% due 10/25/2036 •	136	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.532% due 10/25/2036 þ	$168	$29

NovaStar Mortgage Funding Trust
4.472% due 09/25/2037 •	196	194
4.592% due 10/25/2036 •	185	86

Option One Mortgage Loan Trust
4.372% due 07/25/2036 •	3,464	1,580
4.402% due 07/25/2037 •	4,894	3,201
4.412% due 03/25/2037 •	1,551	1,426
4.492% due 04/25/2037 •	473	338
4.492% due 05/25/2037 •	363	219
4.552% due 01/25/2037 •	4,054	2,382
4.812% due 01/25/2036 •	1,462	1,384
5.052% due 02/25/2035 •	176	168

Ownit Mortgage Loan Trust
5.097% due 08/25/2036 •	9,769	8,867
5.172% due 10/25/2036 •	21	21

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.322% due 10/25/2034 •	14	13
5.997% due 02/25/2035 •	7,592	7,020
6.072% due 12/25/2034 •	15	15
6.147% due 12/25/2034 •	4,101	3,900

Popular ABS Mortgage Pass-Through Trust
4.767% due 07/25/2036 •	205	198
5.142% due 02/25/2036 •	3,154	3,011

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •	158	64
5.586% due 11/25/2036 þ	2,157	688
5.612% due 04/25/2037 þ	368	94

Residential Asset Mortgage Products Trust
4.712% due 12/25/2035 •	13	12
4.962% due 10/25/2035 •	5	5

Residential Asset Securities Corporation Trust
4.542% due 08/25/2036 •	219	218
4.562% due 06/25/2033 •	40	38
4.932% due 12/25/2035 •	2,356	2,324
5.157% due 12/25/2035 •	17,408	15,992
5.517% due 02/25/2035 •	4,966	4,870

Saxon Asset Securities Trust
4.722% due 09/25/2036 •	8,365	7,083

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •	716	283
4.917% due 10/25/2035 •	1,898	1,559
4.992% due 10/25/2035 •	1,317	1,156

SG Mortgage Securities Trust
4.552% due 10/25/2036 •	85	79
5.157% due 10/25/2035 •	5,879	4,966

Soundview Home Loan Trust
4.352% due 06/25/2037 •	45	30
4.442% due 07/25/2037 •	185	165
4.442% due 08/25/2037 •	609	528
4.472% due 06/25/2037 •	700	482
4.632% due 02/25/2037 •	2,039	546
4.737% due 02/25/2036 •	670	636
4.792% due 02/25/2037 •	117	31
5.172% due 10/25/2037 •	3,492	2,720
5.572% due 10/25/2037 •	1,005	779

Structured Asset Investment Loan Trust
4.422% due 09/25/2036 •	1	1
4.452% due 09/25/2036 •	5,874	3,631
4.532% due 07/25/2036 •	23	17
4.892% due 01/25/2036 •	52	49
5.052% due 02/25/2035 •	356	352
5.202% due 06/25/2035 •	182	176
5.222% due 08/25/2033 •	106	105
7.422% due 08/25/2033 •	120	109

Structured Asset Securities Corp. Mortgage Loan Trust
4.432% due 03/25/2036 •	6	6
4.582% due 08/25/2046 •	2,608	2,408
4.692% due 02/25/2037 •	212	210

WaMu Asset-Backed Certificates WaMu Trust
4.497% due 05/25/2037 •	81	76
4.512% due 05/25/2037 •	351	312

Washington Mutual Asset-Backed Certificates WMABS Trust
4.392% due 11/25/2036 •	678	212
4.582% due 08/25/2036 •	1,482	1,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Home Equity Asset-Backed Securities Trust
5.022% due 12/25/2035 •	$153	$152

		288,702

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •	30	8

Structured Asset Securities Corp. Mortgage Loan Trust
4.612% due 12/25/2036 •	2	2

		10

WHOLE LOAN COLLATERAL 3.1%

Bear Stearns Asset-Backed Securities Trust
6.147% due 10/25/2036 ~	2	2

Citigroup Mortgage Loan Trust, Inc.
4.692% due 08/25/2036 •	2,516	2,492
4.722% due 10/25/2036 •	19	19
7.250% due 05/25/2036 þ	306	152

First Franklin Mortgage Loan Trust
4.377% due 10/25/2036 •	10,533	9,728
4.432% due 11/25/2036 •	11	11
4.582% due 09/25/2036 •	5,629	5,261
4.752% due 04/25/2036 •	2,757	2,529
4.772% due 06/25/2036 •	3,500	3,261
4.992% due 11/25/2035 •	283	268

GSRPM Mortgage Loan Trust
5.622% due 03/25/2035 •	911	997

Lehman XS Trust
4.592% due 05/25/2036 •	53	47

PRET LLC
5.487% due 10/25/2051 ~	778	779
5.744% due 07/25/2051 þ	2,220	2,220
5.843% due 09/25/2051 þ	6,728	6,735
6.721% due 07/25/2051 þ	6,896	6,906

RAAC Trust
4.977% due 02/25/2036 •	5,323	5,154

Residential Asset Mortgage Products Trust
4.872% due 03/25/2036 •	71	71
5.352% due 08/25/2034 •	2,178	2,197
5.522% due 10/25/2034 •	860	820

Securitized Asset-Backed Receivables LLC Trust
4.372% due 10/25/2036 •	22,486	7,515
4.432% due 08/25/2036 •	2,062	674
4.612% due 08/25/2036 •	16	5
4.932% due 08/25/2035 •	30	23
5.232% due 01/25/2036 •	186	179
5.322% due 03/25/2035 •	30	30

Specialty Underwriting & Residential Finance Trust
4.412% due 11/25/2037 •	2,084	1,138
4.570% due 12/25/2036 •	152	151
4.572% due 06/25/2037 •	35	21
4.572% due 09/25/2037 •	241	168
4.622% due 04/25/2037 •	2,554	1,882

		61,435

OTHER ABS 7.7%

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037	1,103	1,092

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	1,200	1,166

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	500	481

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040	600	574

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038	600	591

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039	500	484

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039	700	673

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037	322	321

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		$444	$442

Ascent Education Funding Trust
6.140% due 10/25/2050		716	735

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •		2,500	2,502

BHG Securitization Trust
5.260% due 04/17/2036		2,961	2,995

Black Diamond CLO DAC
3.016% due 05/15/2032 •	EUR	3,984	4,682

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		2,382	2,799

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •		$3,394	3,400

Cairn CLO VII DAC
2.696% due 01/31/2030 •	EUR	478	561

Cairn CLO X DAC
3.059% due 10/15/2031 •		1,689	1,985

Carlyle Euro CLO DAC
2.926% due 08/15/2032 •		6,129	7,204

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		$600	579

CRB Securitization Trust
6.960% due 10/20/2033		175	176

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •	EUR	1,813	2,126

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •		5,100	5,998

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •		$5,000	5,024

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •	EUR	3,136	3,683

Harvest CLO XVI DAC
2.666% due 10/15/2031 •		1,252	1,472

Invesco Euro CLO I DAC
2.676% due 07/15/2031 •		704	827

Jubilee CLO DAC
2.676% due 04/15/2031 •		5,396	6,339

KKR CLO 21 Ltd.
5.979% due 04/15/2031 •		$3,850	3,856

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •	EUR	2,084	2,450

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		$4	4

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		5,300	5,305

Navient Private Education Refi Loan Trust
3.480% due 04/15/2060		2,881	2,703

Nelnet Student Loan Trust
4.712% due 09/27/2066 •		116	116
6.589% due 02/20/2041 •		716	731
6.640% due 02/20/2041		653	677

OCP Euro CLO DAC
3.300% due 10/20/2039 •	EUR	2,500	2,944

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		$1,737	1,738

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		2,200	2,204

Oportun Issuance Trust
5.860% due 02/09/2032		473	474

OZLM XXIV Ltd.
6.037% due 07/20/2032 •		6,650	6,682
6.287% due 07/20/2032 •		4,050	4,057

Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		5,099	5,127
5.628% due 07/15/2032		5,650	5,715

Pagaya AI Debt Trust
5.373% due 01/17/2033		1,800	1,815
6.258% due 10/15/2031		785	790
6.660% due 07/15/2031		583	587
7.573% due 08/15/2031		2,318	2,341

Pikes Peak CLO 2
5.549% due 10/11/2034 •		3,400	3,404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reach ABS Trust
5.340% due 08/16/2032		$1,000	$1,015
6.300% due 02/18/2031		30	30

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		500	473

Sculptor European CLO VI DAC
3.076% due 10/15/2034 •	EUR	11,010	12,943

SLM Student Loan Trust
2.339% due 10/25/2039 •		585	643

SMB Private Education Loan Trust
1.310% due 07/17/2051		$3,765	3,540
4.550% due 02/16/2055		8,813	8,676
5.924% due 11/15/2052 •		957	968

SoFi Professional Loan Program LLC
2.540% due 05/15/2046		391	379

Upstart Pass-Through Trust
3.800% due 04/20/2030		188	188

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		675	675

Vibrant CLO XI Ltd.
6.287% due 07/20/2032 •		9,125	9,141

Wellfleet CLO Ltd.
5.505% due 04/20/2034 •		1,900	1,903

			153,205

Total Asset-Backed Securities (Cost $655,866)			610,445

SOVEREIGN ISSUES 12.2%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	5,825,000	5,904
5.000% due 10/01/2028		4,440,000	4,612

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	247,000	43,354

Colombia Government International Bonds
8.375% due 11/07/2054		$4,600	4,879

Colombia TES
6.000% due 04/28/2028	COP	29,655,000	6,928
11.000% due 08/22/2029		41,126,900	10,595

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	4,000	3,034

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$11,200	11,377

Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		3,100	2,394

Egypt Government Bonds
21.954% due 03/04/2028	EGP	169,400	3,539

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	3,600	3,627

Mexico Bonos
8.500% due 03/01/2029	MXN	166,300	9,215

Mexico Udibonos
2.750% due 11/27/2031 (g)		4,275	212
3.000% due 12/03/2026 (g)		6,841	371
4.000% due 11/30/2028 (g)		4,104	224
4.000% due 08/24/2034 (g)		28,046	1,467

Peru Government Bonds
6.850% due 08/12/2035	PEN	700	213
7.300% due 08/12/2033		36,200	11,628

Peru Government International Bonds
5.400% due 08/12/2034		41,300	11,522
6.150% due 08/12/2032		153,400	46,837
6.950% due 08/12/2031		4,641	1,481

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	352,430	16,199
7.000% due 02/28/2031		184,200	10,117
8.000% due 01/31/2030		73,400	4,266
8.250% due 03/31/2032		33,700	1,926
8.500% due 01/31/2037		44,000	2,348
8.875% due 02/28/2035		195,200	11,104

Romania Government International Bonds
6.750% due 07/11/2039	EUR	4,700	5,630

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Government International Bonds
5.625% due 01/13/2035		$3,800	$4,054

Turkiye Government Bonds
42.493% (BISTREFI) due 05/20/2026 ~	TRY	800	19
42.493% (BISTREFI) due 08/19/2026 ~		700	17
42.493% (BISTREFI) due 05/17/2028 ~		104,700	2,478

Total Sovereign Issues (Cost $226,224)			241,571

SHORT-TERM INSTRUMENTS 21.6%

COMMERCIAL PAPER 0.1%

Alimentation Couche-Tard, Inc.
4.560% due 10/01/2025		$1,020	1,020

		SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (h)		599,479	599

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 21.4%
			423,700

NIGERIA TREASURY BILLS 0.1%
30.968% due 06/26/2026 - 06/29/2026 ~(d)(e)	NGN	4,219,813	2,483

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (e)(f)	ZAR	13,600	753

U.S. TREASURY BILLS 0.0%
4.104% due 10/14/2025 - 01/27/2026 (d)(e)(m)		$841	836

Total Short-Term Instruments (Cost $429,166)			429,391

Total Investments in Securities (Cost $3,858,469)			3,806,171

		SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III		1,017,109	9,906

Total Short-Term Instruments (Cost $9,905)			9,906

Total Investments in Affiliates (Cost $9,905)			9,906

Total Investments 192.4% (Cost $3,868,374)			$3,816,077

Financial Derivative Instruments (j)(l) 2.8% (Cost or Premiums, net $59,215)			54,860

Other Assets and Liabilities, net (95.2)%			(1,887,118)

Net Assets 100.0%			$1,983,819

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.210%	10/01/2025	10/02/2025	$168,400	U.S. Treasury Notes 1.625% due 10/31/2026	$(171,891)	$168,400	$168,400
	4.290	09/30/2025	10/01/2025	246,800	U.S. Treasury Notes 1.125% - 4.125% due 02/28/2027 - 03/31/2029	(251,988)	246,800	246,829
	4.320	09/30/2025	10/01/2025	8,500	U.S. Treasury Notes 3.500% due 09/30/2027	(8,667)	8,500	8,501

Total Repurchase Agreements						$(432,546)	$423,700	$423,730

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$45,460	$(36,638)	$(36,653)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	40,960	(33,863)	(34,515)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	25,000	(21,042)	(21,070)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	134,090	(122,960)	(122,489)

Total Short Sales (10.8)%				$(214,503)	$(214,727)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$423,730	$0	$0	$423,730	$(432,546)	$(8,816)

Total Borrowings and Other Financing Transactions	$423,730	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(805) at a weighted average interest rate of 4.129%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$113.500	10/24/2025	1,261	$1,261	$(432)	$(270)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	1,261	$1,261	$(156)	$(141)

Total Written Options					$(588)	$(411)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	489	$196,507	$3	$4	$(1)
Canada Government 10-Year Bond December Futures	12/2025	374	32,909	111	148	0
Euro-Bund December Futures	12/2025	1	151	1	0	0
Euro-Buxl 30-Year Bond December Futures	12/2025	1	134	3	1	0
U.S. Treasury 2-Year Note December Futures	12/2025	675	140,669	50	74	0
U.S. Treasury 5-Year Note December Futures	12/2025	4,154	453,597	(682)	162	0
U.S. Treasury Long-Term Bond December Futures	12/2025	273	31,830	618	0	(68)

				$104	$389	$(69)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	781	$(87,863)	$67	$12	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	643	(77,200)	(697)	362	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	197	(22,670)	(193)	12	0

				$(823)	$386	$0

Total Futures Contracts				$(719)	$775	$(69)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%		$5,000	$37	$(27)	$10	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		5,700	74	(26)	48	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	1,900	11	(7)	4	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170		800	5	(3)	2	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.024		3,100	(61)	57	(4)	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		$5,100	34	1	35	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079		500	6	0	6	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		600	2	(1)	1	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		1,300	8	(1)	7	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.090	EUR	200	1	0	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.270		13,300	160	(131)	29	1	0

							$277	$(138)	$139	$1	$(2)

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$111,230	$(2,538)	$(30)	$(2,568)	$0	$(13)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	143,990	(2,389)	(922)	(3,311)	0	(11)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	230,800	(5,092)	(212)	(5,304)	0	(26)

					$(10,019)	$(1,164)	$(11,183)	$0	$(50)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	160,400	$(706)	$(221)	$(927)	$221	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		800	(4)	23	19	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	21	19	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		20,200	(593)	249	(344)	65	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		10,250	484	(175)	309	0	(80)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055	JPY	1,310,000	17	(867)	(850)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		$108,810	489	(1,295)	(806)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		137,320	(316)	248	(68)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		119,600	0	(47)	(47)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	(464)	625	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		136,730	0	1,731	1,731	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,200	(6)	(46)	(52)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		94,750	1,270	659	1,929	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		24,830	(345)	(59)	(404)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		65,390	802	7,450	8,252	0	(16)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		91,400	(1,499)	(87)	(1,586)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	(617)	271	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		30,700	89	(443)	(354)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		32,290	(505)	2	(503)	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		83,400	(2,209)	872	(1,337)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		121,830	7,706	(2,798)	4,908	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		4,600	(16)	(47)	(63)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		77,250	(478)	102	(376)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		800	(3)	26	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,700	(5)	41	36	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,400	(4)	23	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		800	(2)	13	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		1,100	(3)	23	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		1,500	(4)	31	27	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,500	(4)	32	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		1,900	(5)	52	47	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		2,900	(8)	105	97	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	31	29	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,700	(5)	65	60	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		1,300	(5)	(31)	(36)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		750	(3)	(11)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,400	(5)	(23)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		600	(2)	(8)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,800	(6)	(24)	(30)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,500	(5)	(24)	(29)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,500	(4)	(25)	(29)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,200	(6)	(50)	(56)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,600	(8)	(49)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,800	(5)	(27)	(32)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,600	(13)	31	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		97,070	(15)	(757)	(772)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		20,900	(408)	255	(153)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		43,400	718	(240)	478	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/18/2040		8,000	360	(4)	356	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		24,400	381	337	718	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		22,900	349	702	1,051	45	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		15,650	0	242	242	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		16,280	0	272	272	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	4,080	5,504	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		24,890	(558)	2,541	1,983	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		67,460	1,045	4,646	5,691	204	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		34,600	(4,593)	298	(4,295)	0	(105)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055		$50,570	$(4,335)	$492	$(3,843)	$0	$(148)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	9,400	0	(8)	(8)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		81,800	0	(73)	(73)	0	(15)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		27,000	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		187,200	0	36	36	21	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		65,600	(1)	(19)	(20)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		5,200	0	(1)	(1)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	26,233,300	0	171	171	4	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029		38,842,100	0	6	6	10	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	25,800	0	17	17	15	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		26,100	0	(213)	(213)	0	(16)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	121,100	0	(34)	(34)	0	(8)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	61,000	34	1,065	1,099	160	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		22,800	434	(83)	351	79	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028	CLP	4,200,700	0	7	7	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030		5,825,000	0	(56)	(56)	3	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,500	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	1,300	(3)	(1)	(4)	0	(2)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		2,500	(5)	4	(1)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		6,200	27	(8)	19	10	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		600	(3)	(47)	(50)	0	(2)
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		600	(3)	(49)	(52)	0	(2)
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		900	(4)	(58)	(62)	0	(3)
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(54)	(57)	0	(3)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(45)	(48)	0	(3)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		700	(2)	(3)	(5)	0	(2)
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		1,000	(3)	(6)	(9)	0	(3)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		400	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		800	(2)	4	2	0	(2)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,100	(3)	7	4	0	(3)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		900	(2)	10	8	0	(3)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		900	(2)	(8)	(10)	3	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,100	(3)	(28)	(31)	3	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,000	(3)	13	10	0	(3)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		1,300	(3)	(8)	(11)	4	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(2)	(4)	3	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,000	(3)	14	11	3	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		900	(2)	3	1	3	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		700	(2)	(12)	(14)	2	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		900	(3)	15	12	0	(3)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,000	(4)	17	13	0	(3)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		800	(3)	11	8	0	(3)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		900	(3)	21	18	0	(3)
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	31,300	0	(6)	(6)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		42,900	0	(12)	(12)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		3,900	0	4	4	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		165,200	(339)	(174)	(513)	0	(6)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		42,900	0	(222)	(222)	0	(2)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		31,300	0	(159)	(159)	0	(1)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		83,800	77	98	175	3	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		$990	0	6	6	0	0
Receive	CPURNSA	2.522	Maturity	03/27/2030		38,600	0	184	184	4	0

							$577	$17,564	$18,141	$1,204	$(841)

Total Swap Agreements							$(9,165)	$16,262	$7,097	$1,205	$(893)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$775	$1,205	$1,980	$ (411)	$ (69)	$ (893)	$(1,373)

(k)

Securities with an aggregate market value of $51,562 and cash of $36,596 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	178,910		$208,672	$0	$(1,378)
	10/2025		$25,902	CAD	36,035	0	(8)
	11/2025	CAD	35,978		$25,902	8	0

BOA	10/2025	CHF	883		1,103	0	(6)
	10/2025	CNH	5,741		807	1	0
	10/2025	JPY	381,451		2,574	1	(6)
	10/2025		$8,104	EUR	6,926	28	0
	10/2025		631	ILS	2,122	10	0
	10/2025		1,540	INR	136,242	0	(8)
	10/2025		1,876	JPY	279,200	12	0
	10/2025		1,345	KRW	1,861,650	0	(18)
	10/2025		1,189	NZD	2,064	8	0
	10/2025		877	PEN	3,239	55	0
	10/2025		363	PLN	1,306	0	(3)
	11/2025	ILS	4,348		$1,288	0	(24)
	11/2025	NZD	2,064		1,190	0	(8)
	11/2025		$408	ILS	1,364	4	0
	11/2025		55	JPY	8,241	1	0
	11/2025	ZAR	34,763		$1,994	0	(13)
	12/2025	PEN	12,035		3,308	0	(153)
	12/2025		$22	COP	88,635	0	0
	12/2025		1,226	MXN	23,068	24	0

BPS	10/2025	BRL	45,320		$8,008	3	(510)
	10/2025	CNH	32,935		4,624	2	0
	10/2025	IDR	101,559,812		6,139	59	(9)
	10/2025	INR	143,495		1,629	15	0
	10/2025	JPY	9,581		64	0	0
	10/2025	TRY	1,163		27	0	0
	10/2025	TWD	238,853		7,942	107	(11)
	10/2025		$7,817	BRL	45,320	698	0
	10/2025		2,332	CNH	16,568	0	(6)
	10/2025		5,251	IDR	86,706,009	0	(55)
	10/2025		6,361	KRW	8,792,184	0	(96)
	10/2025		1,687	PLN	6,141	2	(1)
	11/2025	IDR	16,042,913		$960	0	(1)
	11/2025	INR	97,020		1,090	0	0
	11/2025	KRW	841,090		600	0	0
	11/2025		$37	BRL	200	0	0
	11/2025		1,301	ILS	4,373	19	0
	11/2025		64	JPY	9,547	0	0
	12/2025	TWD	32,912		$1,097	10	0
	12/2025		$65	HUF	21,467	0	0
	12/2025		1,580	IDR	26,579,758	10	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$2,232	MXN	42,313	$60	$0
	04/2026	BRL	5,800		$1,015	0	(28)

BRC	10/2025	CHF	18,799		23,443	0	(173)
	10/2025	GBP	39,492		53,100	0	(13)
	10/2025	IDR	720,323		44	1	0
	10/2025	TRY	213		5	0	0
	10/2025		$20,216	CHF	16,135	53	0
	10/2025		1,284	GBP	951	0	(5)
	10/2025		58	MXN	1,088	1	0
	10/2025		23	NOK	231	0	0
	10/2025		1,889	PLN	6,908	11	0
	10/2025		331	TRY	14,196	7	0
	10/2025		2,706	TWD	81,662	0	(23)
	11/2025	CHF	14,019		$17,634	0	(48)
	11/2025	NOK	231		23	0	0
	11/2025		$1,980	TRY	86,216	29	0
	11/2025	ZAR	98,055		$5,569	0	(89)
	12/2025	PEN	17,209		4,810	0	(138)
	12/2025		$112	MXN	2,063	0	0
	12/2025		6,445	TRY	283,812	38	0

BSH	10/2025	BRL	10,200		$1,918	1	0
	10/2025		$1,876	BRL	10,200	41	0
	10/2025		351	NZD	605	0	0
	11/2025	NZD	605		$351	0	0
	11/2025	PEN	6,557		1,784	0	(101)
	12/2025		4,075		1,147	0	(25)
	12/2025		$12,672	BRL	70,313	351	0
	12/2025		151	PEN	539	4	0
	02/2026	PEN	17,724		$5,069	0	(17)
	03/2026		204		58	0	0
	04/2026	BRL	10,900		1,919	0	(42)
	05/2026	PEN	17,078		4,805	0	(82)

CBK	10/2025	AUD	3,212		2,098	0	(28)
	10/2025	BRL	17,837		3,354	2	0
	10/2025	CAD	41		30	0	0
	10/2025	CNH	628		88	0	0
	10/2025	DKK	24,005		3,749	0	(27)
	10/2025	EUR	1,560		1,823	0	(9)
	10/2025	HKD	50,718		6,523	3	0
	10/2025	IDR	64,406,755		3,893	40	(7)
	10/2025	INR	213,467		2,404	3	0
	10/2025	JPY	492,000		3,323	0	(4)
	10/2025	KRW	6,419,487		4,639	63	0
	10/2025	NOK	1,800		178	0	(2)
	10/2025	PEN	7,315		1,970	0	(136)
	10/2025	SGD	15,946		12,431	70	0
	10/2025	THB	36,404		1,128	3	0
	10/2025	TWD	256,720		8,663	228	0
	10/2025		$3,350	BRL	17,837	2	0
	10/2025		22	COP	87,840	1	0
	10/2025		5,328	EUR	4,551	17	(1)
	10/2025		5,991	GBP	4,440	1	(21)
	10/2025		9,251	IDR	151,641,379	0	(162)
	10/2025		6,243	INR	548,440	0	(74)
	10/2025		5,732	JPY	846,700	0	(7)
	10/2025		2,287	NOK	22,816	0	(1)
	10/2025		3,391	PEN	11,901	36	0
	10/2025		1,385	SEK	13,140	11	0
	10/2025		2,941	SGD	3,771	0	(18)
	10/2025		3,714	TWD	113,056	2	(3)
	10/2025	ZAR	24,322		$1,404	0	(4)
	11/2025	CNH	153		22	0	0
	11/2025	COP	41,909,681		10,352	0	(294)
	11/2025	NOK	22,811		2,287	1	0
	11/2025		$2,385	AUD	3,609	4	0
	11/2025		30	CAD	41	0	0
	11/2025		945	ILS	3,167	11	0
	11/2025		2,404	INR	213,886	0	(3)
	11/2025		1,417	ZAR	24,765	12	0
	11/2025	ZAR	32,319		$1,864	0	(1)

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025	BRL	18,092		$3,350	$0	$(1)
	12/2025	PEN	63,255		17,334	0	(851)
	12/2025	TWD	392,187		13,126	181	(1)
	12/2025		$1,634	IDR	27,450,235	8	0
	12/2025		5,867	PEN	20,516	31	0
	01/2026	TWD	53,006		$1,757	1	0
	02/2026	PEN	17,703		5,006	0	(74)
	03/2026	CLP	13,675		14	0	0
	08/2026		$1,421	ZAR	25,306	7	0

DUB	10/2025	CNH	70,574		$9,926	20	0
	10/2025	IDR	37,942,339		2,315	41	0
	10/2025	INR	346,550		3,901	3	0
	10/2025	KRW	2,714,153		1,958	23	0
	10/2025		$3,329	ILS	11,376	105	0
	10/2025		3,268	INR	288,951	0	(18)
	10/2025		7,237	PLN	26,360	13	0
	11/2025	ILS	11,370		$3,329	0	(103)
	11/2025	INR	312,113		3,522	19	0
	11/2025		$3,901	INR	347,239	0	(3)
	11/2025	ZAR	236,780		$13,527	0	(137)
	01/2026	PEN	38,033		10,620	0	(301)

FAR	10/2025	AUD	69,970		45,386	0	(913)
	10/2025	CNH	30,770		4,334	15	0
	10/2025	EUR	2,624		3,066	0	(15)
	10/2025	JPY	3,846,485		26,164	155	0
	10/2025	SGD	5,713		4,454	26	0
	10/2025		$44,711	AUD	68,480	603	0
	10/2025		3,166	CHF	2,522	3	0
	10/2025		6,001	INR	529,330	0	(47)
	10/2025		8,842	PEN	30,847	41	0
	10/2025		3,078	PLN	11,242	15	0
	10/2025		35,901	SGD	46,237	0	(57)
	11/2025	AUD	68,480		$44,733	0	(602)
	11/2025	CHF	2,512		3,166	0	(3)
	11/2025	PEN	11,291		3,084	0	(164)
	11/2025	SGD	46,120		35,901	54	0
	11/2025		$3,072	EUR	2,624	15	0
	12/2025	MXN	152,619		$8,052	0	(215)
	02/2026	PEN	30,963		8,842	0	(41)

GLM	10/2025	BRL	36,900		6,068	0	(865)
	10/2025	CHF	287		359	0	(2)
	10/2025	CNH	2,426		341	1	0
	10/2025	IDR	26,959,491		1,617	1	0
	10/2025	KRW	18,896		13	0	0
	10/2025	SGD	461		360	2	0
	10/2025		$6,856	BRL	36,900	80	(3)
	10/2025		1,346	GBP	986	0	(19)
	10/2025		1,509	IDR	24,946,406	0	(14)
	10/2025		1,623	INR	142,429	0	(21)
	10/2025		13	KRW	18,896	0	0
	10/2025		65	MXN	1,214	1	0
	11/2025		241	ILS	802	2	0
	12/2025	IDR	523,580		$31	0	0
	12/2025	MXN	1,676		88	0	(3)
	12/2025	PEN	7,317		1,990	0	(114)
	12/2025		$1,576	IDR	26,358,244	0	0
	04/2026	BRL	54,000		$9,312	1	(402)

JPM	10/2025		124		23	0	(1)
	10/2025	CAD	35,942		26,008	181	0
	10/2025	CLP	4,525,133		4,710	3	0
	10/2025	IDR	75,082,690		4,497	0	(3)
	10/2025	KRW	4,697,628		3,389	40	0
	10/2025	SGD	2,182		1,697	6	0
	10/2025	TWD	37,131		1,209	0	(11)
	10/2025		$23	BRL	124	0	0
	10/2025		6,949	DKK	44,245	9	0
	10/2025		1,632	EUR	1,387	0	(4)
	10/2025		6,233	IDR	103,656,291	3	(21)
	10/2025		666	ILS	2,237	9	0
	10/2025		1,245	PLN	4,575	14	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$331	TWD	10,049	$0	$(1)
	11/2025	DKK	44,143		$6,949	0	(10)
	11/2025		$6,088	TRY	265,950	99	0
	11/2025	ZAR	209,676		$11,962	0	(137)
	12/2025		$814	MXN	15,243	11	0
	04/2026	BRL	176,300		$29,863	0	(1,849)
	06/2026	ZAR	13,600		767	0	(4)

MBC	10/2025	CAD	19		14	0	0
	10/2025	CHF	258		323	0	(1)
	10/2025	CNH	35,914		5,053	12	0
	10/2025	EUR	364		432	4	0
	10/2025	IDR	3,725,223		226	3	0
	10/2025	JPY	11,632		79	0	0
	10/2025	KRW	8,935,379		6,406	39	0
	10/2025	SEK	132,894		13,862	0	(254)
	10/2025	SGD	25,294		19,738	129	0
	10/2025	THB	27,346		849	4	0
	10/2025		$3,102	AUD	4,702	9	0
	10/2025		1,996	CHF	1,572	0	(21)
	10/2025		4,114	CNH	29,304	0	(1)
	10/2025		3,720	EUR	3,143	0	(30)
	10/2025		1,982	JPY	291,600	0	(10)
	10/2025		4,947	KRW	6,905,426	0	(25)
	10/2025		24	NOK	236	0	0
	10/2025		3,036	SEK	28,720	23	(9)
	10/2025		960	THB	31,080	1	0
	11/2025	CNH	29,237		$4,114	1	0
	11/2025	NOK	236		24	0	0
	11/2025		$245	ILS	814	1	0
	11/2025		55	JPY	8,118	0	0
	12/2025		1,761	MXN	32,925	22	0

MYI	10/2025	BRL	17,737		$3,318	0	(15)
	10/2025	CNH	36,258		5,095	7	0
	10/2025	IDR	15,084,262		916	12	0
	10/2025	JPY	42,814		290	1	0
	10/2025		$3,335	BRL	17,737	0	(2)
	10/2025		11,796	JPY	1,761,099	112	0
	10/2025		179	MXN	3,288	0	0
	10/2025		1	NOK	7	0	0
	10/2025		920	PLN	3,330	0	(4)
	10/2025		1,726	TWD	51,989	0	(17)
	11/2025	JPY	1,755,002		$11,796	0	(112)
	11/2025	NOK	7		1	0	0
	12/2025	CZK	2,838		$138	1	0
	12/2025	TWD	51,651		1,726	21	0
	12/2025		$1,073	MXN	20,249	23	0

RBC	10/2025	KRW	16,404		$12	0	0
	12/2025		$231	MXN	4,314	3	0

SCX	10/2025	CNH	26,369		3,711	10	0
	10/2025	DKK	20,237		3,150	0	(33)
	10/2025	IDR	33,016,314		1,977	0	(2)
	10/2025	INR	246,453		2,772	0	0
	10/2025	JPY	219,203		1,491	8	0
	10/2025	PEN	73,256		20,730	0	(365)
	10/2025	SGD	424		332	4	0
	10/2025	TWD	152,124		5,134	135	0
	10/2025		$44,295	GBP	33,115	242	0
	10/2025		1,619	IDR	26,617,123	0	(23)
	10/2025		3,185	INR	281,200	0	(22)
	11/2025	GBP	33,115		$44,303	0	(242)
	11/2025		$2,474	INR	220,374	0	0
	11/2025		0	JPY	39	0	0
	12/2025	CZK	654		$32	0	0
	12/2025		$1,977	IDR	33,099,759	2	0

SOG	10/2025	BRL	14,236		$2,667	0	(7)
	10/2025	JPY	2,007,222		13,649	76	0
	10/2025	NZD	2,670		1,555	8	0
	10/2025		$2,677	BRL	14,236	0	(2)
	10/2025		196,923	EUR	167,451	0	(326)
	10/2025		25,774	JPY	3,835,230	160	0

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$77	NOK	772	$0	$0
	10/2025		9,698	SEK	91,578	29	0
	11/2025	COP	28,867,871		$7,081	0	(244)
	11/2025	EUR	167,451		197,318	328	0
	11/2025	JPY	3,821,966		25,774	0	(160)
	11/2025	NOK	772		77	0	0
	11/2025	SEK	91,385		9,698	0	(30)
	11/2025		$17,594	BRL	98,004	672	0
	12/2025		2,667		14,438	7	0
	03/2026	CLP	5,579,406		$5,757	0	(42)

UAG	10/2025	CAD	32		23	0	0
	10/2025	ILS	16,878		5,059	0	(36)
	10/2025	NOK	22,261		2,188	0	(43)
	10/2025		$334	ILS	1,142	11	0
	10/2025		13,681	INR	1,207,595	0	(99)
	10/2025		1,124	PLN	4,073	0	(4)
	10/2025		960	THB	31,068	0	0
	10/2025		1,408	ZAR	24,321	1	0
	10/2025	ZAR	24,332		$1,408	0	(1)
	11/2025	ILS	1,142		334	0	(11)
	11/2025	ZAR	106,659		6,050	0	(104)
	12/2025	TRY	18,029		384	0	(24)
	12/2025		$46	HUF	15,246	0	0

Total Forward Foreign Currency Contracts						$6,147	$(13,251)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	41,500	$62	$42
	Call - OTC USD versus HKD		7.800	08/24/2026	59,300	82	60
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,560	507	623

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	6,850	116	210
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	10,100	13	10

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	20,400	27	21
	Call - OTC USD versus HKD		7.800	08/24/2026	22,200	33	22

						$840	$988

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	24,000	$184	$192
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	6,500	32	14
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	12,000	95	91
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	2,500	22	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,300	17	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	2,600	22	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,300	17	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,800	21	21
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,400	17	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,800	22	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,400	17	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	7,200	634	601
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	7,200	634	601
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	7,200	623	655
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	7,200	623	562
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	10,900	939	1,005
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	10,900	939	842

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	21,000	1,695	1,923
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	27,400	2,211	1,859

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	45,400	11	0

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,576,700	7,919	6,872
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,576,700	7,919	7,681
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	30,700	2,659	2,763

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628%	08/21/2035	24,300	$2,101	$2,186

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	33,000	46	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	65,100	55	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	65,800	63	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	37,700	3,319	3,220
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	37,700	3,319	3,096
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	61,000	4,923	5,585
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	79,800	6,440	5,414

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	68,300	142	44
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	3,500	29	22
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,800	23	19
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,600	21	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,300	17	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,800	23	20
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,400	17	16
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	11,100	978	948
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	11,100	978	912

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	256,200	191	182
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	70,000	66	31
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	23,500	98	78
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	32,600	425	350
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	29,000	576	505
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	29,000	427	271
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,800	22	20
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,400	17	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	7,400	652	633
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	7,400	652	608

							$ 52,892	$50,031

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	98.063	10/07/2025	88,900	$108	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.547	11/06/2025	70,300	52	2

	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.969	12/04/2025	45,200	60	43

						$220	$45

Total Purchased Options						$53,952	$51,064

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	137,300	$(130)	$(58)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	41,500	$(23)	$(27)
	Call - OTC USD versus HKD		7.850	08/24/2026	59,300	(27)	(38)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	23,130	(490)	(599)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	6,850	(19)	(30)
	Call - OTC USD versus BRL		5.800	11/07/2025	6,850	(56)	(12)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	10,100	(5)	(7)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	20,400	(9)	(13)
	Call - OTC USD versus HKD		7.850	08/24/2026	22,200	(12)	(14)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	3,300	(108)	(25)

						$(749)	$(765)

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028%	12/04/2025	32,400	$(60)	$(67)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131	11/06/2025	46,900	(44)	(4)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	10/07/2025	53,200	(108)	0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	26,200	(98)	(122)

							$(310)	$(193)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	96.547	10/07/2025	28,100	$(51)	$(166)

Total Written Options						$(1,240)	$(1,182)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	%	$	1,529	$0	$19	$19	$0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—♦			647	0	8	8	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872			500	(4)	5	1	0

JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.157		EUR	1,600	370	(347)	23	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.016		$	6,600	44	(50)	0	(6)

									$410	$(365)	$51	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	8,408	$1,632	$110	$1,742	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		13,723	2,697	146	2,843	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		6,089	1,216	46	1,262	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		50,446	10,410	42	10,452	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	7,099	(109)	49	0	(60)

							$15,846	$393	$16,299	$(60)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RADMFENT Index	2,651	4.420% (SOFR plus a specified spread)	Monthly	11/05/2025	$6,015	$0	$(21)	$0	$(21)
	Receive	RADMFXNT Index	1,643	4.570% (FEDL01 plus a specified spread)	Monthly	11/05/2025	3,728	0	(13)	0	(13)
	Receive	RADMFENT Index	5,602	4.770% (FEDL01 plus a specified spread)	Monthly	02/04/2026	11,144	0	(40)	0	(40)
	Receive	RADMFENT Index	16,192	4.870% (SOFR plus a specified spread)	Monthly	03/04/2026	32,210	0	(120)	0	(120)
	Receive	RADMFENT Index	19,773	4.790% (SOFR plus a specified spread)	Monthly	04/15/2026	39,333	0	(145)	0	(145)
	Receive	RADMFENT Index	14,573	4.720% (SOFR plus a specified spread)	Monthly	05/20/2026	28,989	0	(105)	0	(105)

BRC	Receive	NDDUEAFE Index	7,426	4.470% (SOFR plus a specified spread)	Monthly	08/19/2026	75,102	0	(379)	0	(379)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

CBK	Receive	NDDUEAFE Index	6,773	4.460% (SOFR plus a specified spread)	Monthly	11/19/2025	$68,498	$0	$(42)	$0	$(42)

CIB	Receive	RU20INTR Index	3,557	4.520% (SOFR plus a specified spread)	Monthly	07/08/2026	47,354	0	(171)	0	(171)

GST	Receive	RU20INTR Index	964	4.430% (SOFR plus a specified spread)	Monthly	10/01/2025	12,446	0	342	342	0
	Receive	RU20INTR Index	3,212	4.470% (SOFR plus a specified spread)	Monthly	10/01/2025	41,471	0	1,139	1,139	0
	Receive	RU20INTR Index	965	4.520% (SOFR plus a specified spread)	Monthly	01/07/2026	12,847	0	(46)	0	(46)
	Receive	NDDUEAFE Index	105	4.500% (SOFR plus a specified spread)	Monthly	06/10/2026	1,062	0	(4)	0	(4)

JPM	Receive	ERAUSLT Index	14,968	4.510% (SOFR plus a specified spread)	Monthly	10/01/2025	118,323	0	217	217	0
	Receive	ERAUSLT Index	54,621	4.700% (SOFR plus a specified spread)	Monthly	11/05/2025	36,786	0	(128)	0	(128)
	Receive	RADMFXNT Index	22,327	4.490% (SOFR plus a specified spread)	Monthly	05/20/2026	50,658	0	(177)	0	(177)
	Receive	RADMFENT Index	63,463	4.500% (SOFR plus a specified spread)	Monthly	06/03/2026	143,991	0	(466)	0	(466)
	Receive	RADMFENT Index	84,113	4.880% (SOFR plus a specified spread)	Monthly	06/03/2026	167,321	0	(583)	0	(583)
	Receive	NDDUEAFE Index	13,553	4.475% (SOFR plus a specified spread)	Monthly	07/08/2026	137,067	0	(479)	0	(479)
	Receive	RADMFENT Index	10,191	4.180% (SOFR less a specified spread)	Monthly	07/08/2026	27,744	0	(93)	0	(93)
	Receive	RADMFENT Index	22,159	4.500% (SOFR plus a specified spread)	Monthly	07/08/2026	50,277	0	(176)	0	(176)
	Receive	RADMFENT Index	73,572	4.840% (SOFR plus a specified spread)	Monthly	07/08/2026	146,352	0	(544)	0	(544)
	Receive	RADMFENT Index	6,017	4.210% (SOFR plus a specified spread)	Monthly	07/15/2026	16,381	0	(55)	0	(55)
	Receive	ERAUSLT Index	35,220	4.800% (SOFR plus a specified spread)	Monthly	08/05/2026	23,720	0	(91)	0	(91)
	Receive	ERADXULN Index	828	4.590% (SOFR plus a specified spread)	Monthly	09/23/2026	1,928	0	0	0	0

MBC	Receive	ERAUSLT Index	493	4.600% (SOFR plus a specified spread)	Monthly	02/04/2026	3,919	0	(15)	0	(15)

MEI	Receive	ERAEMLN Index	92,374	4.830% (SOFR plus a specified spread)	Monthly	07/08/2026	230,169	0	(863)	0	(863)
	Receive	ERAEMLN Index	1,268	4.790% (SOFR plus a specified spread)	Monthly	08/05/2026	3,159	0	(12)	0	(12)
	Receive	ERADXULN Index	8,859	4.465% (SOFR plus a specified spread)	Monthly	08/19/2026	20,630	0	(106)	0	(106)

MYI	Receive	ERAUSLT Index	4,546	5.030% (FEDL01 plus a specified spread)	Monthly	01/07/2026	14,616	0	(58)	0	(58)
	Receive	RU20INTR Index	453	4.500% (SOFR plus a specified spread)	Monthly	02/04/2026	6,031	0	(22)	0	(22)
	Receive	ERAUSLT Index	10,193	4.650% (SOFR plus a specified spread)	Monthly	03/11/2026	81,021	0	(308)	0	(308)
	Receive	ERADXULT Index	10,783	5.155% (SOFR plus a specified spread)	Monthly	04/01/2026	34,668	0	(141)	0	(141)
	Receive	NDDUEAFE Index	954	4.480% (SOFR plus a specified spread)	Monthly	05/20/2026	9,648	0	(34)	0	(34)
	Receive	ERADXULN Index	49,127	4.420% (SOFR plus a specified spread)	Monthly	06/03/2026	114,401	0	(368)	0	(368)
	Receive	NDDUEAFE Index	5,495	4.490% (SOFR plus a specified spread)	Monthly	06/03/2026	55,573	0	(195)	0	(195)
	Receive	NDDUEAFE Index	3,758	4.440% (SOFR plus a specified spread)	Monthly	07/08/2026	38,006	0	(132)	0	(132)

UAG	Receive	NDDUEAFE Index	7,427	4.420% (SOFR plus a specified spread)	Monthly	11/19/2025	75,112	0	(375)	0	(375)

								$0	$(4,809)	$1,698	$(6,507)

Total Swap Agreements								$16,256	$(4,781)	$18,048	$(6,573)

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$8	$0	$0	$8	$(1,386)	$0	$0	$(1,386)	$(1,378)	$1,286	$(92)
BOA	144	5,422	1,742	7,308	(239)	(664)	0	(903)	6,405	(1,920)	4,485
BPS	985	0	2,843	3,828	(717)	0	(444)	(1,161)	2,667	(6,000)	(3,333)
BRC	140	3,782	0	3,922	(489)	0	(379)	(868)	3,054	182	3,236
BSH	397	0	0	397	(267)	0	0	(267)	130	220	350
CBK	738	0	0	738	(1,729)	0	(42)	(1,771)	(1,033)	1,044	11
CIB	0	0	0	0	0	0	(171)	(171)	(171)	(1,374)	(1,545)
DUB	224	19,502	27	19,753	(562)	(67)	0	(629)	19,124	1,360	20,484
FAR	927	0	0	927	(2,057)	0	0	(2,057)	(1,130)	754	(376)
GLM	88	17,563	0	17,651	(1,443)	(53)	0	(1,496)	16,155	1,626	17,781
GSC	0	45	0	45	0	(166)	0	(166)	(121)	262	141
GST	0	0	2,744	2,744	0	(58)	(50)	(108)	2,636	(2,980)	(344)
JPM	375	2,012	10,692	13,079	(2,041)	0	(2,798)	(4,839)	8,240	(23,828)	(15,588)
MBC	248	43	0	291	(351)	(27)	(15)	(393)	(102)	271	169
MEI	0	0	0	0	0	0	(981)	(981)	(981)	(4,700)	(5,681)
MYC	0	2,695	0	2,695	0	(122)	0	(122)	2,573	(1,200)	1,373
MYI	177	0	0	177	(150)	0	(1,258)	(1,408)	(1,231)	(1,636)	(2,867)
RBC	3	0	0	3	0	0	0	0	3	0	3
SAL	0	0	0	0	0	0	(60)	(60)	(60)	0	(60)
SCX	401	0	0	401	(687)	0	0	(687)	(286)	282	(4)
SOG	1,280	0	0	1,280	(811)	0	0	(811)	469	(470)	(1)
UAG	12	0	0	12	(322)	(25)	(375)	(722)	(710)	556	(154)

Total Over the Counter	$6,147	$51,064	$18,048	$75,259	$(13,251)	$(1,182)	$(6,573)	$(21,006)

(m)

Securities with an aggregate market value of $7,843 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$775	$775
Swap Agreements	0	1	0	0	1,204	1,205

	$0	$1	$0	$0	$1,979	$1,980

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,147	$0	$6,147
Purchased Options	0	0	0	988	50,076	51,064
Swap Agreements	0	16,350	1,698	0	0	18,048

	$0	$16,350	$1,698	$7,135	$50,076	$75,259

	$0	$16,351	$1,698	$7,135	$52,055	$77,239

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$411	$411
Futures	0	0	0	0	69	69
Swap Agreements	0	52	0	0	841	893

	$0	$52	$0	$0	$1,321	$1,373

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,251	$0	$13,251
Written Options	0	58	0	765	359	1,182
Swap Agreements	0	66	6,507	0	0	6,573

	$0	$124	$6,507	$14,016	$359	$21,006

	$0	$176	$6,507	$14,016	$1,680	$22,379

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5)	$(5)
Written Options	0	0	0	0	587	587
Futures	0	0	0	0	(1,252)	(1,252)
Swap Agreements	0	(3,945)	0	0	8,710	4,765

	$0	$(3,945)	$0	$0	$8,040	$4,095

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(43,372)	$0	$(43,372)
Purchased Options	0	0	0	0	(690)	(690)
Written Options	0	56	0	0	1,507	1,563
Swap Agreements	0	2,187	346,768	0	0	348,955

	$0	$2,243	$346,768	$(43,372)	$817	$306,456

	$0	$(1,702)	$346,768	$(43,372)	$8,857	$310,551

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$178	$178
Futures	0	0	0	0	(1,216)	(1,216)
Swap Agreements	0	(1,448)	0	0	(9,004)	(10,452)

	$0	$(1,448)	$0	$0	$(10,042)	$(11,490)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,452)	$0	$(1,452)
Purchased Options	0	0	0	148	(2,812)	(2,664)
Written Options	0	68	0	(17)	(419)	(368)
Swap Agreements	0	731	4,209	0	0	4,940

	$0	$799	$4,209	$(1,321)	$(3,231)	$456

	$0	$(649)	$4,209	$(1,321)	$(13,273)	$(11,034)

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,623	$2,366	$5,989
Corporate Bonds & Notes
Banking & Finance	0	84,656	1,174	85,830
Industrials	0	14,168	21,000	35,168
Utilities	0	9,388	0	9,388
Municipal Bonds & Notes
California	0	992	0	992
Illinois	0	352	0	352
Nebraska	0	22	0	22
Ohio	0	57	0	57
Pennsylvania	0	5	0	5
Washington	0	645	0	645
U.S. Government Agencies	0	1,994,864	18,396	2,013,260
U.S. Treasury Obligations	0	190,346	0	190,346
Non-Agency Mortgage-Backed Securities	0	182,710	0	182,710
Asset-Backed Securities
Automobile Sequential	0	40,599	0	40,599
CMBS Other	0	66,494	0	66,494
Home Equity Other	0	288,702	0	288,702
Home Equity Sequential	0	10	0	10
Whole Loan Collateral	0	61,435	0	61,435
Other ABS	0	153,205	0	153,205
Sovereign Issues	0	241,571	0	241,571
Short-Term Instruments
Commercial Paper	0	1,020	0	1,020
Mutual Funds	0	599	0	599
Repurchase Agreements	0	423,700	0	423,700
Nigeria Treasury Bills	0	2,483	0	2,483
South Africa Treasury Bills	0	753	0	753
U.S. Treasury Bills	0	836	0	836

	$0	$3,763,235	$42,936	$3,806,171

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,906	$0	$0	$9,906

Total Investments	$9,906	$3,763,235	$42,936	$3,816,077

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(214,727)	$0	$(214,727)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	149	1,831	0	1,980
Over the counter	0	75,232	27	75,259

	$149	$77,063	$27	$77,239

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,373)	0	(1,373)
Over the counter	0	(21,006)	0	(21,006)

	$0	$(22,379)	$0	$(22,379)

Total Financial Derivative Instruments	$149	$54,684	$27	$54,860

Totals	$10,055	$3,603,192	$42,963	$3,656,210

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$2,163	$0	$0	$0	$0	$203	$0	$0	$2,366	$203
Corporate Bonds & Notes
Banking & Finance	0	1,170	0	0	0	4	0	0	1,174	4
Industrials	0	21,000	0	0	0	0	0	0	21,000	0
U.S. Government Agencies	0	18,434	0	0	0	(38)	0	0	18,396	(38)

	$2,163	$40,604	$0	$0	$0	$169	$0	$0	$42,936	$169

Financial Derivative Instruments - Assets
Over the counter	$25	$0	$(5)	$0	$0	$7	$0	$0	$27	$8

Totals	$2,188	$40,604	$(5)	$0	$0	$176	$0	$0	$42,963	$177

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2,366	Discounted Cash Flow	Discount Rate	4.157	—
Corporate Bonds & Notes
Banking & Finance	1,174	Recent Transaction	Purchase Price	100.000	—
Industrials	21,000	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	18,396	Proxy Pricing	Base Price	98.375-102.625	100.733

Financial Derivative Instruments - Assets
Over the counter	27	Indicative Market Quotation	Broker Quote	0.939-0.978	0.951

Total	$42,963

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 164.6%

CORPORATE BONDS & NOTES 5.6%

BANKING & FINANCE 3.5%

ARES Strategic Income Fund
5.450% due 09/09/2028		$500	$504

Athene Global Funding
5.033% due 07/17/2030		700	712

Bank of Nova Scotia
5.450% due 08/01/2029		800	835

Barclays PLC
6.224% due 05/09/2034 •		1,000	1,076

Credit Suisse AG AT1 Claim		400	52

Equinix, Inc.
1.550% due 03/15/2028		100	94

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	150	176

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$400	404
7.350% due 11/04/2027		200	209

GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		100	101

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		800	794

Royal Bank of Canada
4.969% due 08/02/2030 •		400	409

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		300	304
5.558% due 07/09/2034		200	211

VICI Properties LP
4.750% due 02/15/2028		100	101

Wells Fargo & Co.
2.393% due 06/02/2028 •		100	97
5.150% due 04/23/2031 •		700	722

			6,801

INDUSTRIALS 1.4%

Bayer U.S. Finance LLC
6.500% due 11/21/2033		200	216

Beignet
6.850% due 06/01/2049 «(a)		2,000	2,000

CVS Pass-Through Trust
6.943% due 01/10/2030		45	47

Petroleos del Peru SA
5.625% due 06/19/2047		300	222

Petroleos Mexicanos
6.350% due 02/12/2048		100	79

United Airlines Pass-Through Trust
5.450% due 08/15/2038		97	100

Viper Energy Partners LLC
5.700% due 08/01/2035		100	102

			2,766

UTILITIES 0.7%

Pacific Gas & Electric Co.
4.500% due 07/01/2040		100	87
5.450% due 06/15/2027		100	102
6.150% due 03/01/2055		100	101
6.700% due 04/01/2053		500	535

Southern California Edison Co.
4.650% due 10/01/2043		100	85
5.150% due 06/01/2029		400	407

			1,317

Total Corporate Bonds & Notes (Cost $10,531)			10,884

MUNICIPAL BONDS & NOTES 0.2%

WASHINGTON 0.2%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		320	341

Total Municipal Bonds & Notes (Cost $338)			341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 84.9%

Federal Home Loan Mortgage Corp.
5.000% due 10/01/2053	$448	$446
5.500% due 04/01/2054 - 09/01/2055	2,535	2,581

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	594	565

Federal Home Loan Mortgage Corp. REMICS
4.867% due 03/15/2037 •	24	24
5.187% due 08/15/2037 •	61	61
5.197% due 10/15/2037 •	9	9
5.207% due 05/15/2037 - 09/15/2037 •	64	64
5.296% due 11/25/2054 •	729	730
5.306% due 09/25/2055 •	9,809	9,878
5.556% due 08/25/2055 •	2,569	2,583

Federal National Mortgage Association
4.202% due 10/01/2029 ~	900	905
4.300% due 12/01/2029	601	607
4.705% due 09/01/2031 ~	1,800	1,835
4.720% due 10/01/2028	500	510
4.770% due 10/01/2028	600	613
4.930% due 06/01/2029	400	411
5.300% due 11/01/2030	800	839
6.500% due 07/01/2026 - 12/01/2026	1	2

Federal National Mortgage Association REMICS
4.000% due 04/25/2041	356	345
4.821% due 07/25/2037 •	2	2
4.851% due 07/25/2037 •	5	5
4.871% due 09/25/2035 •	9	9
4.881% due 09/25/2035 •	19	19
5.191% due 06/25/2037 •	39	39

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	2	2

Government National Mortgage Association
4.500% due 06/20/2055	2,980	2,892
5.000% due 01/20/2055	421	419

Government National Mortgage Association REMICS
5.539% due 07/20/2055 •	1,653	1,657

Government National Mortgage Association, TBA
4.000% due 10/01/2055	6,700	6,301
4.500% due 10/01/2055	2,180	2,114
5.000% due 11/01/2055	4,910	4,878
5.500% due 10/01/2055	2,860	2,882
6.000% due 10/01/2055	2,820	2,868

U.S. Small Business Administration
4.430% due 05/01/2029	4	5

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	820	720
4.000% due 11/01/2055	6,310	5,946
4.500% due 11/01/2055	7,320	7,097
5.000% due 11/01/2055	10,720	10,626
5.500% due 11/01/2055	7,830	7,890
6.000% due 10/01/2055 - 11/01/2055	38,620	39,449
6.500% due 10/01/2055 - 11/01/2055	46,020	47,576

Total U.S. Government Agencies (Cost $166,457)		166,404

U.S. TREASURY OBLIGATIONS 2.7%

U.S. Treasury Bonds
4.625% due 05/15/2044 (i)(k)	2,700	2,681

U.S. Treasury Notes
0.500% due 10/31/2027 (k)	300	281
0.625% due 12/31/2027 (k)	100	94
3.875% due 07/31/2030	2,300	2,314

Total U.S. Treasury Obligations (Cost $5,379)		5,370

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.1%

Ashford Hospitality Trust
5.223% due 04/15/2035 •	230	230

Atrium Hotel Portfolio Trust
5.948% due 12/15/2036 •	5,000	4,915

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Trust
5.487% due 07/25/2035 ~	$12	$12

Bear Stearns ALT-A Trust
4.838% due 09/25/2035 ~	46	25
5.232% due 10/25/2035 ~	68	56

Bear Stearns ARM Trust
5.391% due 11/25/2034 ~	2	2

BX Commercial Mortgage Trust
5.140% due 01/17/2039 •	3,000	2,999

BX Trust
4.899% due 04/15/2039 •	644	644

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	601	546
5.606% due 05/25/2055 •	377	376

Chase Mortgage Finance Trust
4.469% due 09/25/2036 ~	15	13
4.739% due 12/25/2035 ~	3	3
6.000% due 12/25/2036	23	9

CHL Mortgage Pass-Through Trust
5.097% due 11/25/2034 ~	17	16

Citigroup Mortgage Loan Trust, Inc.
9.170% due 09/25/2062 þ	1,108	1,112

CLNY Trust
6.066% due 11/15/2038 •	2,900	2,832

Countrywide Alternative Loan Trust
4.652% due 09/25/2046 •	81	79
4.832% due 02/25/2037 •	29	25

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.932% due 02/25/2036 •	215	213

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	3,915	3,944

GSR Mortgage Loan Trust
4.480% due 11/25/2035 ~	24	20
6.000% due 02/25/2036	457	165
6.000% due 07/25/2037	111	71

HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~	113	58
4.588% due 12/19/2036 •	9	8
4.728% due 06/19/2035 •	55	54
4.728% due 12/19/2036 •	197	188

IndyMac INDX Mortgage Loan Trust
4.037% due 06/25/2036 ~	192	171
4.632% due 02/25/2037 •	124	115

JP Morgan Alternative Loan Trust
4.244% due 05/25/2036 ~	107	59

JP Morgan Chase Commercial Mortgage Securities Trust
5.248% due 02/15/2035 •	847	840

JP Morgan Mortgage Trust
4.274% due 10/25/2036 ~	48	34
4.341% due 10/25/2036 ~	6	3
4.625% due 07/25/2063 ~	854	840
5.250% due 11/25/2063 ~	689	693

Lehman Mortgage Trust
6.000% due 09/25/2037	55	54

MASTR Adjustable Rate Mortgages Trust
3.188% due 07/25/2035 ~	15	13

Merrill Lynch Alternative Note Asset Trust
4.872% due 03/25/2037 •	160	37

Merrill Lynch Mortgage Investors Trust
4.890% due 09/25/2035 ~	41	32
5.850% due 05/25/2033 ~	1	1

MFA Trust
5.750% due 11/25/2067 þ	3,557	3,554

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •	64	57

New Orleans Hotel Trust
5.187% due 04/15/2032 •	2,300	2,287

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	4	2

OBX Trust
6.120% due 11/25/2062 ~	1,565	1,564

PRKCM Trust
6.584% due 09/25/2058 þ	750	758

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RALI Trust
4.572% due 02/25/2037 •		$94	$83
4.612% due 01/25/2037 •		149	132
4.632% due 07/25/2036 •		408	131
4.642% due 08/25/2036 •		173	158
4.652% due 09/25/2036 •		242	224

Structured Adjustable Rate Mortgage Loan Trust
5.553% due 01/25/2035 •		2	1
6.336% due 02/25/2034 ~		1	1

Thornburg Mortgage Securities Trust
5.583% due 06/25/2047 •		37	33

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	505	680

Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		$1,243	1,213
3.750% due 05/25/2058 ~		565	557
3.750% due 09/25/2062		978	941

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	383	517

Visio Trust
6.598% due 10/25/2058 þ		$1,023	1,032

WaMu Mortgage Pass-Through Certificates Trust
4.108% due 02/25/2037 ~		27	23

Wells Fargo Mortgage-Backed Securities Trust
6.814% due 12/25/2036 ~		26	26

Total Non-Agency Mortgage-Backed Securities (Cost $34,876)			35,481

ASSET-BACKED SECURITIES 17.5%

AUTOMOBILE SEQUENTIAL 1.7%

Carvana Auto Receivables Trust
5.620% due 01/10/2029		255	257
5.710% due 07/10/2028		500	503

FHF Issuer Trust
5.890% due 06/15/2030		299	302

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		97	97

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		550	555

Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		1,000	1,022

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		130	131

Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		407	410

			3,277

CMBS OTHER 1.7%

MF1 LLC
5.586% due 02/18/2043 •		600	601

Starwood Ltd.
5.722% due 11/15/2038 •		1,185	1,183

TRTX Issuer Ltd.
5.793% due 02/15/2039 •		1,466	1,470

			3,254

HOME EQUITY OTHER 2.8%

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •		1	0

Citigroup Mortgage Loan Trust, Inc.
4.592% due 12/25/2036 •		708	399
4.632% due 01/25/2037 •		886	653

Countrywide Asset-Backed Certificates Trust
4.552% due 04/25/2047 •		75	74
4.812% due 03/25/2036 •		126	114

Fremont Home Loan Trust
4.592% due 08/25/2036 •		1,830	571

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
4.372% due 12/25/2046 •		$262	$130

Long Beach Mortgage Loan Trust
4.572% due 05/25/2036 •		96	51
4.812% due 05/25/2046 •		652	193

MASTR Asset-Backed Securities Trust
4.372% due 01/25/2037 •		2,421	682
4.692% due 05/25/2037 •		418	406

Merrill Lynch Mortgage Investors Trust
4.772% due 07/25/2037 •		370	78

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 02/25/2037 •		832	501
4.407% due 11/25/2036 •		712	450
4.482% due 01/25/2037 •		383	177

Morgan Stanley Home Equity Loan Trust
4.372% due 12/25/2036 •		395	190

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		748	239

Securitized Asset-Backed Receivables LLC Trust
4.752% due 07/25/2036 •		186	73

SG Mortgage Securities Trust
4.552% due 10/25/2036 •		179	165

Soundview Home Loan Trust
5.172% due 10/25/2037 •		525	409

			5,555

HOME EQUITY SEQUENTIAL 0.0%

Structured Asset Securities Corp. Mortgage Loan Trust
4.612% due 12/25/2036 •		2	2

WHOLE LOAN COLLATERAL 0.2%

First Franklin Mortgage Loan Trust
4.592% due 04/25/2036 •		12	11

PRET LLC
5.744% due 07/25/2051 þ		137	137

Securitized Asset-Backed Receivables LLC Trust
4.432% due 08/25/2036 •		349	114
5.232% due 01/25/2036 •		194	187

			449

OTHER ABS 11.1%

AlbaCore Euro CLO I DAC
3.101% due 10/18/2034 •	EUR	900	1,058

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		$300	287

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		300	296

BHG Securitization Trust
5.930% due 10/17/2035		779	782

Black Diamond CLO DAC
2.884% due 01/20/2032 •	EUR	36	42

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		$900	904

Contego CLO VIII DAC
2.969% due 01/25/2034 •	EUR	2,230	2,620

CVC Cordatus Loan Fund XXIV DAC
3.144% due 10/23/2034 •		494	580

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •		$1,000	1,005

Euro-Galaxy V CLO DAC
2.986% due 02/15/2034 •	EUR	2,498	2,933

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		$9	9

Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		391	389
5.715% due 07/16/2040 •		1,006	1,011

Nelnet Student Loan Trust
4.712% due 09/27/2066 •		14	14
4.990% due 04/20/2062 •		775	774
6.589% due 02/20/2041 •		176	180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.640% due 02/20/2041		$176	$182

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •		621	622

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		290	290

SLM Private Education Loan Trust
9.015% due 10/15/2041 •		1,676	1,759

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,054	963
3.500% due 12/16/2041		1,100	1,078
4.995% due 01/15/2053 •		1,167	1,157
5.122% due 09/15/2054 •		655	652
5.380% due 01/15/2053		492	503
5.474% due 07/15/2053 •		429	428
6.222% due 05/16/2050 •		372	378

St. Paul’s CLO VIII DAC
3.023% due 07/17/2030 •	EUR	711	834

			21,730

Total Asset-Backed Securities (Cost $33,323)			34,267

SOVEREIGN ISSUES 10.9%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	480,000	487
5.000% due 10/01/2028		450,000	468

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	22,700	3,984

Colombia Government International Bonds
8.375% due 11/07/2054		$400	424

Colombia TES
6.000% due 04/28/2028	COP	2,477,100	579
11.000% due 08/22/2029		3,807,500	981

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$1,000	1,016

Ecuador Government International Bonds
0.000% due 07/31/2030 (c)		300	232

Egypt Government Bonds
21.954% due 03/04/2028	EGP	13,900	290

Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR	300	302

Mexico Bonos
8.500% due 03/01/2029	MXN	14,600	809

Mexico Government International Bonds
5.850% due 07/02/2032		$200	207

Mexico Udibonos
3.000% due 12/03/2026 (e)	MXN	855	46
4.000% due 08/24/2034 (e)		2,565	134

Peru Government Bonds
6.850% due 08/12/2035	PEN	100	30
7.300% due 08/12/2033		2,900	932

Peru Government International Bonds
5.400% due 08/12/2034		3,500	976
6.150% due 08/12/2032		14,200	4,336
6.950% due 08/12/2031		401	128

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	31,270	1,437
7.000% due 02/28/2031		18,100	994
8.000% due 01/31/2030		7,100	413
8.250% due 03/31/2032		3,200	183
8.500% due 01/31/2037		4,400	235
8.875% due 02/28/2035		16,800	956

Romania Government International Bonds
6.750% due 07/11/2039	EUR	400	479

Turkiye Government Bonds
42.493% (BISTREFI) due 08/19/2026 ~	TRY	100	2
42.493% (BISTREFI) due 05/17/2028 ~		10,400	246

Total Sovereign Issues (Cost $19,977)			21,306

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 24.7%

COMMERCIAL PAPER 1.0%

AMETEK, Inc.
4.570% due 11/20/2025	$1,960	$1,948

	SHARES
MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)	982,018	982

REPURCHASE AGREEMENTS (g) 23.0%
		45,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (c)(d)	ZAR	1,200	$67

U.S. TREASURY BILLS 0.2%
3.943% due 12/11/2025 - 01/27/2026 (b)(c)(k)		$400	395

Total Short-Term Instruments (Cost $48,391)			48,392

Total Investments in Securities (Cost $319,272)			322,445

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short Asset Portfolio	821,716	$8,062

Total Short-Term Instruments (Cost $8,045)		8,062

Total Investments in Affiliates (Cost $8,045)		8,062

Total Investments 168.7% (Cost $327,317)		$330,507

Financial Derivative Instruments (h)(j) 2.5% (Cost or Premiums, net $7,299)		4,891

Other Assets and Liabilities, net (71.2)%		(139,462)

Net Assets 100.0%		$195,936

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$38,800	U.S. Treasury Notes 1.500% due 01/31/2027	$(39,589)	$38,800	$38,800
					U.S. Treasury Notes 4.125% due 03/31/2029	(6,328)	6,200	6,205

Total Repurchase Agreements						$(45,917)	$45,000	$45,005

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2055	$4,230	$(3,410)	$(3,410)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	5,700	(4,706)	(4,803)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	13,040	(11,958)	(11,912)

Total Short Sales (10.3)%				$(20,074)	$(20,125)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$45,005	$0	$0	$45,005	$(45,917)	$(912)

Total Borrowings and Other Financing Transactions	$45,005	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(21) at a weighted average interest rate of 4.510%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$	113.500	10/24/2025	113	$	113	$(39)	$(24)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.000	10/24/2025	113	$	113	$(14)	$(13)

Total Written Options							$(53)	$(37)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
30-Day Federal Fund February Futures	02/2026	47	$18,887	$(1)	$0	$0
Canada Government 10-Year Bond December Futures	12/2025	33	2,904	10	13	0
U.S. Treasury 2-Year Note December Futures	12/2025	91	18,964	(3)	10	0
U.S. Treasury 5-Year Note December Futures	12/2025	213	23,259	(11)	8	0
U.S. Treasury 10-Year Note December Futures	12/2025	233	26,213	53	0	(4)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	5	575	7	0	0

				$55	$31	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2025	1	$(117)	$(2)	$0	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	26	(3,122)	(12)	15	0

				$(14)	$15	$0

Total Futures Contracts				$41	$46	$(4)

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$	500	$4	$(3)	$1	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		500	7	(3)	4	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170	EUR	100	1	(1)	0	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.234		100	0	3	3	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240	$	700	4	0	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	300	2	2	4	0	0

							$18	$(2)	$16	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$	800	$61	$2	$63	$1	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		9,900	221	6	227	1	0

						$282	$8	$290	$2	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,500	$(74)	$(10)	$(84)	$20	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(2)	(2)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,700	(50)	21	(29)	6	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		880	41	(14)	27	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055	JPY	110,000	1	(72)	(71)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$	8,410	(6)	2	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		1,300	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		3,380	0	43	43	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		2,200	(31)	(5)	(36)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,750	(144)	(8)	(152)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,750	31	(11)	20	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,000	9	(44)	(35)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,140	(12)	(6)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		19,020	1,243	(477)	766	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	164	(138)	26	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		20	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,750	(55)	13	(42)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.975%	Annual	03/21/2035	$	200	$(1)	$(4)	$(5)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,070	41	(187)	(146)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,300	35	71	106	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	22	22	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	24	24	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,650	142	411	553	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,800	106	468	574	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		4,990	(428)	49	(379)	0	(15)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		9,000	0	(8)	(8)	0	(2)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		16,600	0	3	3	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,191,300	0	14	14	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029		3,596,000	0	1	1	1	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	2,200	0	2	2	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,200	0	(18)	(18)	0	(2)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	10,700	0	(3)	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	6,900	(2)	126	124	18	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	13	(2)	11	3	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028	CLP	425,700	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030		480,000	0	(5)	(5)	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		90	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		200	(1)	2	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	(1)	2	1	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	5,000	0	5	5	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		19,100	(31)	(28)	(59)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030	$	3,500	0	21	21	1	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		3,100	0	15	15	0	0
Receive	CPURNSA	2.544	Maturity	04/07/2030		2,200	(17)	24	7	1	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		6,400	(69)	97	28	2	0

							$887	$381	$1,268	$91	$(56)

Total Swap Agreements							$1,187	$387	$1,574	$93	$(56)

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$46	$93	$139	$(37)	$(4)	$(56)	$(97)

(i)

Securities with an aggregate market value of $993 and cash of $3,714 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2025	CHF	65		$81	$0	$0
	10/2025	JPY	1,172		8	0	0
	10/2025		$775	EUR	662	3	0
	10/2025		50	ILS	168	1	0
	10/2025		137	INR	12,086	0	(1)
	10/2025		66	JPY	9,937	1	0
	10/2025		120	KRW	166,715	0	(2)
	10/2025		109	NZD	190	1	0
	10/2025		33	PLN	120	0	0
	11/2025	ILS	374		$111	0	(2)
	11/2025	JPY	9,903		66	0	(1)
	11/2025	NZD	190		110	0	(1)
	11/2025		$40	ILS	133	0	0
	11/2025	ZAR	3,155		$181	0	(1)
	12/2025		$369	MXN	6,927	6	0

BPS	10/2025	BRL	5,713		$1,034	1	(40)
	10/2025	CNH	3,030		425	0	0
	10/2025	IDR	8,976,273		543	5	(1)
	10/2025	INR	13,642		155	1	0
	10/2025	TWD	21,522		716	10	(1)
	10/2025		$968	BRL	5,713	105	0
	10/2025		419	IDR	6,917,030	0	(4)
	10/2025		77	JPY	11,513	0	0
	10/2025		576	KRW	796,307	0	(9)
	10/2025		163	PLN	594	0	0
	11/2025	IDR	1,504,023		$90	0	0
	11/2025	INR	8,901		100	0	0
	11/2025	JPY	11,473		77	0	0
	11/2025	KRW	84,109		60	0	0
	11/2025		$110	ILS	370	2	0
	12/2025	TWD	3,047		$102	1	0
	12/2025		$141	IDR	2,380,194	1	0
	12/2025		133	MXN	2,534	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	BRL	400		$70	$0	$(2)

BRC	10/2025	CHF	2,152		2,683	0	(20)
	10/2025	TRY	452		11	0	0
	10/2025		$2,360	CHF	1,884	6	0
	10/2025		424	GBP	315	0	0
	10/2025		3	NOK	28	0	0
	10/2025		169	PLN	619	1	0
	10/2025		67	TRY	2,855	2	0
	11/2025	AUD	61		$40	0	0
	11/2025	CHF	1,705		2,145	0	(6)
	11/2025	NOK	28		3	0	0
	11/2025		$92	TRY	4,024	1	0
	11/2025	ZAR	9,059		$514	0	(8)
	12/2025	PEN	1,610		450	0	(13)
	12/2025		$583	TRY	25,668	4	0

BSH	10/2025	BRL	700		$132	0	0
	10/2025	EUR	19,277		22,397	0	(235)
	10/2025		$129	BRL	700	3	0
	10/2025		32	NZD	56	0	0
	11/2025	NZD	56		$32	0	0
	11/2025	PEN	546		149	0	(8)
	12/2025		4,987		1,401	0	(33)
	12/2025		$1,127	BRL	6,255	31	0
	04/2026	BRL	700		$123	0	(3)

CBK	10/2025	AUD	567		370	0	(5)
	10/2025	BRL	9,364		1,761	1	0
	10/2025	CAD	4		3	0	0
	10/2025	CNH	58		8	0	0
	10/2025	DKK	2,541		397	0	(3)
	10/2025	EUR	74		86	0	0
	10/2025	HKD	5,305		682	0	0
	10/2025	IDR	5,657,608		342	4	(1)
	10/2025	INR	18,872		212	0	0
	10/2025	JPY	52,300		353	0	(1)
	10/2025	KRW	567,239		410	6	0
	10/2025	NOK	220		22	0	0
	10/2025	SGD	1,429		1,114	6	0
	10/2025	THB	3,307		103	0	0
	10/2025	TWD	22,288		752	20	0
	10/2025		$220	AUD	331	0	(1)
	10/2025		1,699	BRL	9,364	60	0
	10/2025		2,053	CAD	2,862	3	0
	10/2025		103	CNH	736	0	0
	10/2025		370	GBP	274	0	(2)
	10/2025		807	IDR	13,220,981	0	(14)
	10/2025		551	INR	48,377	0	(7)
	10/2025		480	JPY	70,900	0	(1)
	10/2025		280	NOK	2,791	0	0
	10/2025		1,087	PEN	3,814	12	0
	10/2025		121	SEK	1,150	1	0
	10/2025		330	TWD	10,055	0	0
	10/2025	ZAR	2,247		$130	0	0
	11/2025	CAD	2,857		2,053	0	(3)
	11/2025	COP	3,872,610		957	0	(27)
	11/2025	NOK	2,790		280	0	0
	11/2025		$61	ILS	205	1	0
	11/2025		213	INR	18,909	0	0
	11/2025		128	ZAR	2,230	1	0
	11/2025	ZAR	3,551		$204	0	0
	12/2025	PEN	3,822		1,087	0	(12)
	12/2025	TWD	34,744		1,163	16	0
	12/2025		$146	IDR	2,458,145	1	0
	12/2025		336	PEN	1,175	2	0
	01/2026	BRL	833		$152	0	(1)
	01/2026	PEN	1,718		483	0	(11)
	01/2026	TWD	4,846		161	0	0
	03/2026	PEN	5,605		1,592	0	(15)
	08/2026		$128	ZAR	2,279	1	0

DUB	10/2025	CNH	6,493		$913	2	0
	10/2025	IDR	3,449,304		210	4	0

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	INR	30,652		345	$0	$0
	10/2025	KRW	128,682		93	1	0
	10/2025		$322	ILS	1,100	10	0
	10/2025		293	INR	25,932	0	(2)
	10/2025		610	PLN	2,222	1	0
	11/2025	ILS	1,100		$322	0	(10)
	11/2025	INR	12,894		145	0	0
	11/2025		$345	INR	30,712	0	0
	11/2025	ZAR	21,875		$1,250	0	(13)

FAR	10/2025	AUD	6,731		4,366	0	(88)
	10/2025	CNH	2,831		399	1	0
	10/2025	JPY	465,686		3,168	19	0
	10/2025	SGD	511		398	2	0
	10/2025		$4,509	AUD	6,906	61	0
	10/2025		385	CHF	307	0	0
	10/2025		530	INR	46,759	0	(4)
	10/2025		761	PEN	2,656	4	0
	10/2025		283	PLN	1,033	1	0
	10/2025		3,567	SGD	4,593	0	(6)
	11/2025	AUD	6,906		$4,511	0	(61)
	11/2025	CHF	306		385	0	0
	11/2025	PEN	957		261	0	(15)
	11/2025	SGD	4,582		3,567	5	0
	12/2025	MXN	14,945		788	0	(21)
	12/2025		$66	PEN	235	1	0
	02/2026	PEN	2,666		$761	0	(4)

GLM	10/2025	BRL	4,900		790	0	(131)
	10/2025	CAD	137		99	1	0
	10/2025	CHF	27		34	0	0
	10/2025	CNH	223		31	0	0
	10/2025	IDR	2,412,609		145	0	0
	10/2025	SGD	39		30	0	0
	10/2025		$914	BRL	4,900	7	0
	10/2025		114	IDR	1,888,234	0	(1)
	10/2025		142	INR	12,494	0	(2)
	11/2025		20	ILS	66	0	0
	12/2025	MXN	186		$10	0	0
	12/2025	PEN	620		169	0	(10)
	12/2025		$141	IDR	2,360,362	0	0
	04/2026	BRL	1,700		$299	0	(7)

JPM	10/2025	CAD	2,721		1,969	14	0
	10/2025	CLP	461,160		480	0	0
	10/2025	IDR	6,550,313		392	0	0
	10/2025	KRW	222,724		161	2	0
	10/2025	SGD	308		240	1	0
	10/2025	TWD	3,778		123	0	(1)
	10/2025		$736	DKK	4,684	1	0
	10/2025		100	EUR	85	0	0
	10/2025		215	GBP	160	0	0
	10/2025		532	IDR	8,842,469	0	(2)
	10/2025		60	ILS	201	1	0
	10/2025		112	PLN	410	1	0
	10/2025		29	TWD	887	0	0
	11/2025	DKK	4,673		$736	0	(1)
	11/2025	ZAR	19,371		1,105	0	(13)
	04/2026	BRL	19,900		3,376	0	(204)
	06/2026	ZAR	1,200		68	0	0

MBC	10/2025	CHF	25		31	0	0
	10/2025	CNH	3,304		465	1	0
	10/2025	EUR	84		100	1	0
	10/2025	IDR	325,197		20	0	0
	10/2025	KRW	804,379		577	4	0
	10/2025	SEK	14,018		1,462	0	(27)
	10/2025	SGD	2,267		1,769	12	0
	10/2025	THB	2,411		75	0	0
	10/2025		$100	CHF	79	0	(1)
	10/2025		318	CNH	2,267	0	0
	10/2025		38	JPY	5,706	0	0
	10/2025		449	KRW	627,281	0	(2)
	10/2025		3	NOK	29	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$268	SEK	2,530	$2	$(1)
	10/2025		90	THB	2,914	0	0
	11/2025	CNH	2,262		$318	0	0
	11/2025	JPY	9,755		66	0	0
	11/2025	NOK	29		3	0	0
	12/2025		$144	MXN	2,683	1	0

MYI	10/2025	CNH	3,336		$469	1	0
	10/2025	IDR	1,315,511		80	1	0
	10/2025	JPY	5,183		35	0	0
	10/2025		$1,458	JPY	217,670	14	0
	10/2025		89	PLN	322	0	0
	10/2025		152	TWD	4,571	0	(2)
	11/2025	JPY	216,917		$1,458	0	(14)
	12/2025	TWD	4,542		152	2	0
	12/2025		$134	MXN	2,531	3	0

NGF	10/2025	KRW	295,004		$212	2	0
	10/2025		$102	IDR	1,695,919	0	(1)
	11/2025		564	TRY	24,670	10	0

SCX	10/2025	CNH	2,426		$341	1	0
	10/2025	DKK	2,142		333	0	(3)
	10/2025	IDR	2,929,255		175	0	0
	10/2025	INR	22,096		249	0	0
	10/2025	JPY	26,539		180	1	0
	10/2025	PEN	6,467		1,830	0	(32)
	10/2025	SGD	41		32	0	0
	10/2025	TWD	13,176		445	12	0
	10/2025		$5,273	GBP	3,942	29	0
	10/2025		130	IDR	2,135,452	0	(2)
	10/2025		286	INR	25,245	0	(2)
	10/2025		99	TWD	3,009	0	0
	11/2025	GBP	3,942		$5,274	0	(29)
	11/2025	JPY	47		0	0	0
	11/2025		$219	INR	19,483	0	0
	12/2025		175	IDR	2,936,658	0	0

SOG	10/2025	BRL	10,676		$2,001	0	(5)
	10/2025	JPY	243,011		1,652	9	0
	10/2025	NZD	246		143	1	0
	10/2025		$2,007	BRL	10,676	0	(1)
	10/2025		21,977	EUR	18,688	0	(36)
	10/2025		3,186	JPY	474,031	20	0
	10/2025		1,101	SEK	10,399	3	0
	11/2025	COP	2,411,350		$591	0	(20)
	11/2025	EUR	18,688		22,021	37	0
	11/2025	JPY	472,391		3,186	0	(20)
	11/2025	SEK	10,377		1,101	0	(3)
	12/2025		$1,834	BRL	9,927	5	0
	03/2026	CLP	459,762		$474	0	(4)

SSB	10/2025	GBP	4,691		6,323	14	0
	10/2025		$82	PEN	302	5	0
	12/2025	PEN	1,658		448	0	(28)

UAG	10/2025	ILS	1,580		474	0	(3)
	10/2025	NOK	2,723		268	0	(5)
	10/2025		$32	ILS	110	1	0
	10/2025		1,214	INR	107,131	0	(9)
	10/2025		89	PLN	322	0	0
	10/2025		90	THB	2,913	0	0
	10/2025		130	ZAR	2,247	0	0
	10/2025	ZAR	2,248		$130	0	0
	11/2025	ILS	110		32	0	(1)
	11/2025	ZAR	9,854		559	0	(10)
	12/2025	TRY	1,643		35	0	(2)

Total Forward Foreign Currency Contracts						$657	$(1,354)

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,500	$5	$4
	Call - OTC USD versus HKD		7.800	08/24/2026	5,300	7	5
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	1,020	45	55

GLM	Put - OTC USD versus BRL	BRL	5.500	11/07/2025	610	10	19
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,000	1	1

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	1,800	3	2
	Call - OTC USD versus HKD		7.800	08/24/2026	2,000	3	2

						$74	$88

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230%	03/30/2026	2,300	$18	$18
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.160	12/04/2025	600	3	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,200	9	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	1	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	1	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	50
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	55
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	47
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	1,000	86	92
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	1,000	86	77

BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,900	153	174
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,400	194	163

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	139,900	703	610
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	139,900	703	682
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,700	234	243
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,200	190	198

GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	2,900	4	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.008	11/06/2025	5,800	5	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.010	11/07/2025	5,800	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	137
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,600	141	131
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,400	436	494
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,100	573	482

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	6,000	12	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,600	229	222
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,600	229	214

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,600	18	18
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.907	11/07/2025	6,200	6	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.177	12/24/2025	2,100	9	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,800	36	30
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,500	50	44
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,500	37	23
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	51
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	49

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,300	114	113
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,300	114	106

							$4,874	$4,616

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	$	99.547	11/06/2025	6,200	$5	$0

Total Purchased Options						$4,953	$4,704

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.700%	12/17/2025	12,100	$ (11)	$ (5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,500	$(2)	$(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	5,300	(2)	(4)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	2,050	(43)	(53)

GLM	Put - OTC USD versus BRL	BRL	5.250	11/07/2025	610	(2)	(3)
	Call - OTC USD versus BRL		5.800	11/07/2025	610	(5)	(1)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,000	(1)	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	1,800	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,000	(1)	(1)

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	(10)	(2)

						$(67)	$(68)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.131%	11/06/2025	4,100	$(4)	$0

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.677	12/24/2025	2,400	(9)	(11)

							$(13)	$(11)

Total Written Options							$(91)	$(84)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	0.872%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR 773	$150	$10	$160	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,160	228	12	240	0

GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	483	96	4	100	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	4,059	839	2	841	0

SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$600	(9)	4	0	(5)

						$1,304	$32	$1,341	$(5)

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	196	4.875% (SOFR plus a specified spread)	Monthly	02/04/2026	$2,906	$0	$12	$12	$0

BPS	Receive	NDDUEAFE Index	93	4.380% (SOFR plus a specified spread)	Monthly	10/15/2025	941	0	(3)	0	(3)
	Receive	RADMFENT Index	481	4.42% (SOFR plus a specified spread)	Monthly	11/05/2025	1,091	0	(4)	0	(4)
	Receive	RADMFENT Index	272	4.830% (FEDL01 plus a specified spread)	Monthly	11/05/2025	541	0	(2)	0	(2)
	Receive	RADMFXNT Index	780	4.570% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,770	0	(6)	0	(6)
	Receive	RADMFXNT Index	1,031	4.620% (FEDL01 plus a specified spread)	Monthly	11/05/2025	2,339	0	(9)	0	(9)
	Receive	RADMFENT Index	503	4.770% (FEDL01 plus a specified spread)	Monthly	02/04/2026	1,001	0	(4)	0	(4)
	Receive	RADMFENT Index	1,268	4.870% (SOFR plus a specified spread)	Monthly	03/04/2026	2,522	0	(9)	0	(9)
	Receive	RADMFENT Index	1,492	4.790% (SOFR plus a specified spread)	Monthly	04/15/2026	2,968	0	(11)	0	(11)
	Receive	RADMFENT Index	4,296	4.720% (SOFR plus a specified spread)	Monthly	05/20/2026	8,546	0	(31)	0	(31)

CBK	Receive	NDDUEAFE Index	70	4.460% (SOFR plus a specified spread)	Monthly	11/19/2025	708	0	0	0	0

CIB	Receive	RU20INTR Index	241	4.520% (SOFR plus a specified spread)	Monthly	07/08/2026	3,208	0	(12)	0	(12)

FAR	Pay	S&P 500 Total Return Index	443	4.910% (FEDL01 plus a specified spread)	Monthly	01/07/2026	6,568	0	26	26	0

GST	Receive	RU20INTR Index	404	4.470% (SOFR plus a specified spread)	Monthly	10/01/2025	5,216	0	143	143	0
	Receive	RADMFENT Index	707	4.780% (FEDL01 plus a specified spread)	Monthly	11/05/2025	1,406	0	(5)	0	(5)

JPM	Receive	ERAUSLT Index	1,757	4.510% (SOFR plus a specified spread)	Monthly	10/01/2025	13,889	0	27	27	0
	Pay	S&P 500 Total Return Index	36	4.870% (FEDL01 plus a specified spread)	Monthly	02/04/2026	534	0	2	2	0
	Pay	S&P 500 Total Return Index	251	4.810% (SOFR plus a specified spread)	Monthly	04/01/2026	3,722	0	14	14	0
	Receive	RADMFXNT Index	200	4.490% (SOFR plus a specified spread)	Monthly	05/20/2026	454	0	(2)	0	(2)
	Receive	RADMFENT Index	724	4.500% (SOFR plus a specified spread)	Monthly	06/03/2026	1,643	0	(5)	0	(5)
	Receive	RADMFENT Index	4,988	4.880% (SOFR plus a specified spread)	Monthly	06/03/2026	9,922	0	(35)	0	(35)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	2,251	4.475% (SOFR plus a specified spread)	Monthly	07/08/2026	$22,765	$0	$(80)	$0	$(80)
	Receive	RADMFENT Index	4,074	4.500% (SOFR plus a specified spread)	Monthly	07/08/2026	9,243	0	(32)	0	(32)
	Receive	RADMFENT Index	8,516	4.840% (SOFR plus a specified spread)	Monthly	07/08/2026	16,941	0	(63)	0	(63)
	Receive	RADMFENT Index	37	4.210% (SOFR plus a specified spread)	Monthly	07/15/2026	101	0	0	0	0
	Receive	RADMFENT Index	5,916	4.490% (SOFR plus a specified spread)	Monthly	07/15/2026	13,423	0	(47)	0	(47)
	Receive	ERADXULN Index	682	4.590% (SOFR plus a specified spread)	Monthly	09/23/2026	1,588	0	0	0	0

MEI	Receive	ERAEMLT Index	837	5.405% (SOFR plus a specified spread)	Monthly	03/04/2026	4,854	0	(20)	0	(20)
	Receive	ERAEMLN Index	6,487	4.830% (SOFR plus a specified spread)	Monthly	07/08/2026	16,164	0	(61)	0	(61)
	Receive	ERAEMLN Index	1,203	4.790% (SOFR plus a specified spread)	Monthly	08/05/2026	2,997	0	(11)	0	(11)
	Receive	ERADXULN Index	1,173	4.465% (SOFR plus a specified spread)	Monthly	08/19/2026	2,732	0	(14)	0	(14)

MYI	Receive	ERADXULT Index	2,766	5.155% (SOFR plus a specified spread)	Monthly	04/01/2026	8,893	0	(36)	0	(36)
	Receive	NDDUEAFE Index	568	4.480% (SOFR plus a specified spread)	Monthly	05/20/2026	5,744	0	(20)	0	(20)
	Receive	ERADXULN Index	3,775	4.420% (SOFR plus a specified spread)	Monthly	06/03/2026	8,791	0	(28)	0	(28)

	Receive	NDDUEAFE Index	2,370	4.490% (SOFR plus a specified spread)	Monthly	06/03/2026	23,969	0	(84)	0	(84)

								$0	$(410)	$224	$(634)

Total Swap Agreements								$1,303	$(377)	$1,565	$(639)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$12	$473	$172	$657	$(8)	$(59)	$0	$(67)	$590	$0	$590
BPS	130	0	240	370	(57)	0	(79)	(136)	234	(650)	(416)
BRC	14	337	0	351	(47)	0	0	(47)	304	31	335
BSH	34	0	0	34	(279)	0	0	(279)	(245)	329	84
CBK	135	0	0	135	(104)	0	0	(104)	31	0	31
CIB	0	0	0	0	0	0	(12)	(12)	(12)	0	(12)
DUB	18	1,733	0	1,751	(25)	0	0	(25)	1,726	0	1,726
FAR	94	0	26	120	(199)	0	0	(199)	(79)	356	277
GLM	8	1,266	0	1,274	(151)	(5)	0	(156)	1,118	0	1,118
GST	0	0	243	243	0	(5)	(5)	(10)	233	(220)	13
JPM	20	444	884	1,348	(221)	0	(264)	(485)	863	(1,710)	(847)
MBC	21	4	0	25	(31)	(2)	0	(33)	(8)	0	(8)

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
MEI	$0	$0	$0	$0	$0	$0	$(106)	$(106)	$(106)	$(220)	$(326)
MYC	0	228	0	228	0	(11)	0	(11)	217	0	217
MYI	21	0	0	21	(16)	0	(168)	(184)	(163)	(280)	(443)
NGF	12	219	0	231	(1)	0	0	(1)	230	0	230
SAL	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
SCX	43	0	0	43	(68)	0	0	(68)	(25)	0	(25)
SOG	75	0	0	75	(89)	0	0	(89)	(14)	0	(14)
SSB	19	0	0	19	(28)	0	0	(28)	(9)	0	(9)
UAG	1	0	0	1	(30)	(2)	0	(32)	(31)	0	(31)

Total Over the Counter	$657	$4,704	$1,565	$6,926	$(1,354)	$(84)	$(639)	$(2,077)

(k)

Securities with an aggregate market value of $716 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$46	$46
Swap Agreements	0	2	0	0	91	93

	$0	$2	$0	$0	$137	$139

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$657	$0	$657
Purchased Options	0	0	0	88	4,616	4,704
Swap Agreements	0	1,341	224	0	0	1,565

	$0	$1,341	$224	$745	$4,616	$6,926

	$0	$1,343	$224	$745	$4,753	$7,065

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	4	4
Swap Agreements	0	0	0	0	56	56

	$0	$0	$0	$0	$97	$97

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,354	$0	$1,354
Written Options	0	5	0	68	11	84
Swap Agreements	0	5	634	0	0	639

	$0	$10	$634	$1,422	$11	$2,077

	$0	$10	$634	$1,422	$108	$2,174

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$52	$52
Futures	0	0	0	0	386	386
Swap Agreements	0	51	0	0	466	517

	$0	$51	$0	$0	$904	$955

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,069)	$0	$(4,069)
Purchased Options	0	0	0	0	(48)	(48)
Written Options	0	4	0	0	110	114
Swap Agreements	0	170	31,406	0	0	31,576

	$0	$174	$31,406	$(4,069)	$62	$27,573

	$0	$225	$31,406	$(4,069)	$966	$28,528

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Futures	0	0	0	0	(145)	(145)
Swap Agreements	0	28	0	0	(463)	(435)

	$0	$28	$0	$0	$(592)	$(564)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(78)	$0	$(78)
Purchased Options	0	0	0	13	(245)	(232)
Written Options	0	6	0	(1)	(34)	(29)
Swap Agreements	0	67	131	0	0	198

	$0	$73	$131	$(66)	$(279)	$(141)

	$0	$101	$131	$(66)	$(871)	$(705)

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,801	$0	$6,801
Industrials	0	766	2,000	2,766
Utilities	0	1,317	0	1,317
Municipal Bonds & Notes
Washington	0	341	0	341
U.S. Government Agencies	0	166,404	0	166,404
U.S. Treasury Obligations	0	5,370	0	5,370
Non-Agency Mortgage-Backed Securities	0	35,481	0	35,481
Asset-Backed Securities
Automobile Sequential	0	3,277	0	3,277
CMBS Other	0	3,254	0	3,254
Home Equity Other	0	5,555	0	5,555
Home Equity Sequential	0	2	0	2
Whole Loan Collateral	0	449	0	449
Other ABS	0	21,730	0	21,730
Sovereign Issues	0	21,306	0	21,306
Short-Term Instruments
Commercial Paper	0	1,948	0	1,948
Mutual Funds	0	982	0	982
Repurchase Agreements	0	45,000	0	45,000
South Africa Treasury Bills	0	67	0	67
U.S. Treasury Bills	0	395	0	395

	$0	$320,445	$2,000	$322,445

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,062	$0	$0	$8,062

Total Investments	$8,062	$320,445	$2,000	$330,507

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,125)	$0	$(20,125)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	126	0	139
Over the counter	0	6,926	0	6,926

	$13	$7,052	$0	$7,065

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(97)	0	(97)
Over the counter	0	(2,077)	0	(2,077)

	$0	$(2,174)	$0	$(2,174)

Total Financial Derivative Instruments	$13	$4,878	$0	$4,891

Totals	$8,075	$305,198	$2,000	$315,273

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,000	$0	$0	$0	$0	$0	$0	$2,000	$0

Totals	$0	$2,000	$0	$0	$0	$0	$0	$0	$2,000	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$2,000	Recent Transaction	Purchase Price	100.000	—

Total	$2,000

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 189.4%

CORPORATE BONDS & NOTES 1.1%

BANKING & FINANCE 0.6%

Ally Financial, Inc.
8.000% due 11/01/2031		$176	$201

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		21	20

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,100	336

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	274	356

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	65	8
1.000% due 10/01/2050		2,862	354
1.500% due 10/01/2053		2,307	287
2.000% due 10/01/2053		3,940	521

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		3,924	473

Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
2.000% due 10/01/2053		11	1

Realkredit Danmark AS
1.500% due 10/01/2053		46,952	6,017
2.000% due 10/01/2053		1,758	211
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		9,844	1,469

UBS Group AG
1.000% due 06/24/2027 •	EUR	100	116
2.125% due 11/15/2029 •	GBP	100	125
2.875% due 04/02/2032 •	EUR	100	115
7.750% due 03/01/2029 •		200	262

			10,873

INDUSTRIALS 0.5%

Beignet
6.850% due 06/01/2049 «(b)		$9,000	9,000

VMware LLC
3.900% due 08/21/2027		39	39

			9,039

UTILITIES 0.0%

Verizon Communications, Inc.
2.355% due 03/15/2032		46	40
5.401% due 07/02/2037		282	287

			327

Total Corporate Bonds & Notes (Cost $21,637)			20,239

U.S. GOVERNMENT AGENCIES 20.2%

Federal Home Loan Mortgage Corp.
4.000% due 04/01/2050 - 01/01/2053		442	418
4.500% due 07/01/2052 - 08/01/2052		309	301
5.500% due 08/01/2054		34,496	34,835
6.000% due 02/01/2054		89	91
6.195% due 09/01/2036 •		1	1
6.417% due 07/01/2036 •		4	4
6.460% due 10/01/2036 •		1	1
6.500% due 10/01/2053 - 02/01/2054		366	378

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920% due 01/25/2026		706	702

Federal Home Loan Mortgage Corp. REMICS
4.867% due 07/15/2036 •		12	12
4.937% due 05/15/2032 •		76	76
5.087% due 12/15/2037 •		17	16
5.107% due 10/15/2037 •		32	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.296% due 11/25/2054 •	$9,835	$9,852
5.306% due 10/25/2054 - 03/25/2055 •	3,221	3,216
5.506% due 03/25/2055 •	4,159	4,176

Federal Home Loan Mortgage Corp. STRIPS
4.937% due 09/15/2042 •	1	1

Federal National Mortgage Association
3.500% due 02/01/2045 - 05/01/2052	321	294
4.000% due 09/01/2048 - 08/01/2052	1,756	1,661
4.500% due 09/01/2052	555	541
5.421% due 09/01/2044 - 10/01/2044 •	1	2
6.000% due 03/01/2054	17,235	17,655
6.618% due 05/01/2038 •	148	154

Federal National Mortgage Association REMICS
4.721% due 06/25/2048 •	2,746	2,692
4.901% due 10/25/2036 •	1	1
4.921% due 08/25/2037 •	32	32
5.386% due 06/25/2055 •	1,746	1,758
5.506% due 03/25/2055 •	2,080	2,089
5.516% due 03/25/2055 •	1,850	1,858

Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	71	0
3.500% due 06/20/2052 - 04/20/2055	63,321	57,922

Government National Mortgage Association REMICS
4.650% due 02/20/2049 •	314	307
4.695% due 10/20/2043 •	192	186
4.927% due 08/20/2068 •	533	535
5.150% due 07/20/2065 «	18,100	18,089
5.289% due 07/20/2073 •	18,182	18,288
5.489% due 05/20/2073 •	383	389
5.510% due 09/20/2055 •	19,600	19,643

U.S. Small Business Administration
5.160% due 02/01/2028	1	1
5.310% due 05/01/2027	1	1
5.510% due 11/01/2027	1	1
5.820% due 06/01/2026	1	1
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	1	1

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055	51,700	50,141
6.000% due 11/01/2055	51,500	52,606
6.500% due 11/01/2055	54,000	55,843

Total U.S. Government Agencies (Cost $355,316)		356,803

U.S. TREASURY OBLIGATIONS 106.9%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	17,259	9,584
0.125% due 02/15/2052 (j)(n)	15,202	8,248
0.250% due 02/15/2050	22,491	13,320
0.625% due 02/15/2043	23,374	17,771
0.750% due 02/15/2042	28,121	22,323
0.750% due 02/15/2045	34,706	25,906
0.875% due 02/15/2047	19,010	14,053
1.000% due 02/15/2046	19,086	14,733
1.000% due 02/15/2048	15,065	11,300
1.000% due 02/15/2049 (j)(n)	9,195	6,792
1.375% due 02/15/2044	29,605	25,341
1.500% due 02/15/2053	32,167	25,772
1.750% due 01/15/2028 (l)	18,460	18,769
2.000% due 01/15/2026 (j)(l)(n)	14,396	14,409
2.125% due 02/15/2040 (n)	7,404	7,467
2.125% due 02/15/2041	18,716	18,715
2.125% due 02/15/2054	25,472	23,538
2.375% due 01/15/2027	25,149	25,602
2.375% due 02/15/2055 (j)	21,396	20,910
2.500% due 01/15/2029	14,143	14,782
3.375% due 04/15/2032 (n)	133	149
3.875% due 04/15/2029 (l)(n)	918	1,004
0.125% due 04/15/2026 (l)	5,506	5,477
0.125% due 07/15/2026	37,392	37,264
0.125% due 10/15/2026 (j)	55,797	55,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 04/15/2027 (l)(n)		$30,776	$30,356
0.125% due 01/15/2030 (j)		65,100	62,172
0.125% due 07/15/2030 (j)		60,728	57,758
0.125% due 01/15/2031 (j)		64,565	60,647
0.125% due 07/15/2031 (j)		64,493	60,248
0.125% due 01/15/2032 (j)		70,036	64,511
0.250% due 07/15/2029 (j)		45,968	44,606
0.375% due 01/15/2027 (j)		44,799	44,460
0.375% due 07/15/2027 (j)		43,809	43,520
0.500% due 01/15/2028 (j)		44,518	44,011
0.625% due 07/15/2032 (j)		71,489	67,687
0.750% due 07/15/2028		38,478	38,308
0.875% due 01/15/2029		35,299	35,039
1.125% due 01/15/2033 (j)		73,417	71,181
1.250% due 04/15/2028 (j)		70,217	70,499
1.375% due 07/15/2033 (j)		79,028	77,840
1.625% due 10/15/2027 (j)		58,995	59,953
1.625% due 10/15/2029 (j)		77,715	79,276
1.625% due 04/15/2030 (j)		65,148	66,168
1.750% due 01/15/2034 (j)		75,348	75,731
1.875% due 07/15/2034 (j)		68,974	70,005
1.875% due 07/15/2035 (j)		35,814	36,116
2.125% due 04/15/2029 (j)		60,156	62,108
2.125% due 01/15/2035 (j)		72,675	74,840
2.375% due 10/15/2028 (j)		49,885	51,971

Total U.S. Treasury Obligations (Cost $1,874,496)			1,887,734

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Alliance Bancorp Trust
4.752% due 07/25/2037 •		1,205	1,060

Banc of America Funding Trust
4.602% due 05/20/2036 ~		19	17

Bear Stearns ALT-A Trust
4.888% due 07/25/2035 ~		49	33

Bear Stearns ARM Trust
4.225% due 07/25/2036 ~		9	8
4.475% due 02/25/2036 ~		21	20
5.824% due 01/25/2035 ~		4	4
6.841% due 01/25/2035 ~		6	6

BX Trust
4.899% due 04/15/2039 •		2,788	2,785

Chase Mortgage Finance Trust
5.769% due 02/25/2037 ~		6	6
6.522% due 02/25/2037 ~		3	3

CHL Mortgage Pass-Through Trust
4.615% due 08/20/2035 ~		76	71
4.819% due 11/20/2034 ~		10	9
5.500% due 01/25/2035		14	14
6.000% due 04/25/2036		39	18

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •		3	3

Citigroup Mortgage Loan Trust, Inc.
6.310% due 11/25/2035 •		2	2
6.751% due 03/25/2034 ~		4	4

Countrywide Alternative Loan Trust
5.500% due 04/25/2035		915	747
5.500% due 11/25/2035		7	6
6.000% due 03/25/2037		654	217
6.500% due 09/25/2037		164	58

CSFB Mortgage-Backed Pass-Through Certificates
4.972% due 10/25/2035 •		36	16

CSMC Trust
4.886% due 10/26/2036 ~		2	2

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.923% due 04/25/2047 •		113	103

Eurosail-U.K. PLC
5.055% due 06/13/2045 •	GBP	38	51

First Horizon Alternative Mortgage Securities Trust
5.032% due 04/25/2035 ~		$11	11
6.000% due 02/25/2037		57	21

GSR Mortgage Loan Trust
4.668% due 01/25/2036 ~		5	5
4.977% due 11/25/2035 ~		4	4

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HarborView Mortgage Loan Trust
4.508% due 03/19/2037 •	$55	$51
4.658% due 12/19/2036 •	755	598
4.688% due 05/19/2035 •	36	35
4.868% due 11/19/2035 •	22	14
4.930% due 06/20/2035 •	28	27

IndyMac INDA Mortgage Loan Trust
3.199% due 11/25/2035 ~	12	9

IndyMac INDX Mortgage Loan Trust
4.692% due 07/25/2036 •	69	67
4.832% due 07/25/2035 •	312	228

JP Morgan Alternative Loan Trust
4.672% due 06/25/2037 •	810	298
6.810% due 08/25/2036 þ	78	77

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~	6	6

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.005% due 09/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
4.681% due 06/25/2035 ~	9	9
5.341% due 12/25/2034 ~	3	3

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	348	337

OPEN Trust
7.239% due 11/15/2040 •	241	241

RALI Trust
6.000% due 09/25/2036	47	38

Residential Asset Securitization Trust
4.672% due 05/25/2035 •	132	79
5.750% due 03/25/2037	51	15
6.500% due 09/25/2036	887	264

Structured Adjustable Rate Mortgage Loan Trust
5.216% due 03/25/2036 ~	16	13
5.345% due 11/25/2034 •	44	41

Structured Asset Mortgage Investments II Trust
4.692% due 05/25/2036 •	6	4
4.928% due 05/19/2035 •	2	2

Thornburg Mortgage Securities Trust
5.633% due 03/25/2037 •	142	100

WaMu Mortgage Pass-Through Certificates Trust
4.341% due 08/25/2036 ~	1	1
5.012% due 11/25/2034 •	11	11
5.012% due 01/25/2045 •	15	15
5.072% due 01/25/2045 •	15	15
5.232% due 01/25/2035 ~	2	2
5.375% due 06/25/2034 ~	2	2
5.999% due 10/25/2034 ~	2	2

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.500% due 08/25/2035	9	7

Wells Fargo Mortgage-Backed Securities Trust
6.085% due 04/25/2036 ~	11	11

Total Non-Agency Mortgage-Backed Securities (Cost $9,035)		7,927

ASSET-BACKED SECURITIES 9.1%

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.335% due 08/15/2034 •	652	653
5.615% due 11/15/2036 •	2,353	2,359

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	66	65

MF1 Ltd.
5.330% due 10/16/2036 •	4,222	4,225

Starwood Ltd.
5.450% due 04/18/2038 •	3,045	3,055

		10,357

HOME EQUITY OTHER 1.6%

ACE Securities Corp. Home Equity Loan Trust
5.172% due 12/25/2034 •	38	35
5.397% due 04/25/2035 •	2,000	1,810

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Argent Mortgage Loan Trust
4.752% due 05/25/2035 •	$59	$54

Asset-Backed Securities Corp. Home Equity Loan Trust
4.732% due 11/25/2036 •	324	318

Bear Stearns Asset-Backed Securities I Trust
5.059% due 02/25/2036 •	510	508

BNC Mortgage Loan Trust
4.592% due 11/25/2036 •	341	335

Citigroup Mortgage Loan Trust, Inc.
4.677% due 05/25/2037 •	2,400	2,294

Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	81	80

Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •	58	54
4.462% due 11/25/2037 •	2,046	1,958
4.552% due 05/25/2035 •	204	197
4.672% due 09/25/2037 •	15	14
4.752% due 05/25/2036 •	664	573
5.052% due 11/25/2034 •	19	18
5.307% due 12/25/2035 •	286	285
5.805% due 04/25/2036 ~	51	48
5.997% due 11/25/2034 •	2,920	2,646

Fremont Home Loan Trust
4.412% due 01/25/2037 •	169	87
4.542% due 10/25/2036 •	88	80
4.752% due 10/25/2036 •	624	250
5.112% due 03/25/2035 •	1,701	1,409

GSAMP Trust
4.672% due 11/25/2036 •	80	38
5.007% due 09/25/2035 •	4	4
5.247% due 03/25/2035 •	90	86

Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	79	62
4.654% due 11/25/2034 •	13	13

HSI Asset Securitization Corp. Trust
4.812% due 02/25/2036 •	23	23

Long Beach Mortgage Loan Trust
4.512% due 08/25/2036 •	68	27

MASTR Asset-Backed Securities Trust
4.612% due 06/25/2036 •	181	168

Merrill Lynch Mortgage Investors Trust
4.692% due 02/25/2037 •	1,273	359
4.992% due 10/25/2035 •	1,223	1,212

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 10/25/2036 •	480	429
5.172% due 05/25/2034 •	1,202	1,164
5.307% due 07/25/2035 •	351	345

Option One Mortgage Loan Trust
4.512% due 04/25/2037 •	2,617	1,284
4.552% due 01/25/2037 •	179	116
4.552% due 03/25/2037 •	142	95

Ownit Mortgage Loan Trust
4.552% due 09/25/2037 •	3,801	3,412

Renaissance Home Equity Loan Trust
5.132% due 06/25/2033 •	1,239	1,123
5.294% due 01/25/2037 þ	7,262	2,178
5.372% due 09/25/2037 •	734	296

Residential Asset Securities Corporation Trust
4.552% due 09/25/2036 •	891	884
4.752% due 08/25/2036 •	256	228

Saxon Asset Securities Trust
4.582% due 09/25/2037 •	42	40

Securitized Asset-Backed Receivables LLC Trust
4.947% due 10/25/2035 •	1,230	1,196

Soundview Home Loan Trust
4.472% due 06/25/2037 •	638	439
5.222% due 10/25/2037 •	81	63

Structured Asset Securities Corp. Mortgage Loan Trust
4.842% due 10/25/2036 •	125	125

Wells Fargo Home Equity Asset-Backed Securities Trust
6.672% due 12/25/2034 •	81	81

		28,543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MANUFACTURING HOUSE ABS OTHER 0.0%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		$751	$716

WHOLE LOAN COLLATERAL 0.7%

Bear Stearns Asset-Backed Securities Trust
5.272% due 09/25/2046 •		24	21

Citigroup Mortgage Loan Trust, Inc.
4.767% due 10/25/2036 •		254	250
4.977% due 03/25/2037 •		4,100	3,979

First Franklin Mortgage Loan Trust
4.977% due 11/25/2036 •		359	353
5.142% due 09/25/2035 •		98	98

IndyMac INDB Mortgage Loan Trust
4.412% due 07/25/2036 •		827	261

Lehman XS Trust
4.379% due 06/25/2036 þ		138	136

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.032% due 12/25/2035 •		295	291

Securitized Asset-Backed Receivables LLC Trust
4.772% due 05/25/2036 •		797	431

Specialty Underwriting & Residential Finance Trust
4.472% due 04/25/2037 •		2,562	1,886
4.592% due 09/25/2037 •		9,652	4,713

			12,419

OTHER ABS 6.2%

522 Funding CLO Ltd.
5.627% due 10/20/2031 •		266	266

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		3,000	3,006

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		2,800	2,803

Arbour CLO DAC
3.366% due 05/15/2038 •	EUR	3,500	4,130

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		$6,700	6,724

Bain Capital Euro CLO DAC
2.764% due 01/20/2032 •	EUR	858	1,008
3.267% due 01/22/2038 •		1,400	1,649

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		847	995

BlueMountain Fuji EUR CLO V DAC
2.936% due 01/15/2033 •		1,653	1,942

Cairn CLO X DAC
3.059% due 10/15/2031 •		1,340	1,574

Capital Four CLO X DAC
3.279% due 10/25/2038 •		2,000	2,352

Capital Street Master Trust
5.724% due 10/16/2028 •		$1,000	1,003

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •	EUR	1,503	1,762

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		$5,700	5,703

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •	EUR	1,235	1,451

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		$1,900	1,907

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •		517	518

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •	EUR	566	664

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		481	565

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •		1,074	1,259

Dryden 52 Euro CLO DAC
2.896% due 05/15/2034 •		1,206	1,414

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •		299	351

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		$3,400	$3,402

Harvest CLO XVI DAC
2.666% due 10/15/2031 •	EUR	1,503	1,766

Hayfin Emerald CLO V DAC
3.244% due 11/17/2037 •		1,100	1,293

Hayfin Emerald CLO X DAC
0.000% due 10/18/2039 •(b)		4,600	5,409
3.371% due 07/18/2038 •		4,600	5,401

Henley CLO VI DAC
2.939% due 06/10/2034 •		1,900	2,234

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		$4,500	4,500

Jubilee CLO DAC
2.676% due 04/15/2031 •	EUR	757	890

KKR CLO 11 Ltd.
5.759% due 01/15/2031 •		$392	392

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		49	49

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		1,200	1,201

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •	EUR	715	840

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		$18	18

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		1,500	1,503

Palmer Square European CLO DAC
2.956% due 04/15/2035 •	EUR	800	941

Palmer Square European Loan Funding DAC
3.170% due 10/15/2034 •		1,300	1,526

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •		1,100	1,296

Romark CLO Ltd.
5.611% due 10/23/2030 •		$149	149

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •		840	841

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •		2,700	2,701

Sculptor European CLO IV DAC
3.148% due 04/27/2038 •	EUR	4,800	5,651

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •		$3,760	3,766

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •		3,100	3,103

Trysail CLO Ltd.
5.564% due 10/20/2033 •		1,100	1,102

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •		110	110

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		537	537

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •		594	594

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		1,664	1,665

Voya CLO Ltd.
5.579% due 10/15/2030 •		168	168

Voya Euro CLO IV DAC
2.996% due 10/15/2034 •	EUR	10,770	12,660

			108,754

Total Asset-Backed Securities (Cost $163,281)			160,789

SOVEREIGN ISSUES 5.5%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	296,100	51,972

Canada Government Real Return Bonds
4.250% due 12/01/2026 (f)	CAD	1,250	936

French Republic Government Bonds OAT
0.100% due 07/25/2031 (f)(j)	EUR	5,386	5,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)	EUR	2,482	$2,837
1.800% due 05/15/2036 (f)		934	1,091

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	1,515,502	10,422
0.100% due 03/10/2029 (f)		3,240,089	22,370

Mexico Government International Bonds
5.850% due 07/02/2032		$400	413
6.625% due 01/29/2038		400	421

Mexico Udibonos
4.000% due 08/24/2034 (f)	MXN	701	37

Total Sovereign Issues (Cost $101,067)			96,494

		SHARES
COMMON STOCKS 0.2%

REAL ESTATE 0.2%

CBRE Group, Inc. Class A (c)		4,136	652

Cushman & Wakefield PLC (c)		41,365	658

Jones Lang LaSalle, Inc. (c)		2,152	642

Newmark Group, Inc. Class A		34,308	640

Total Common Stocks (Cost $2,457)			2,592

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(g)		223,000	226

Total Preferred Securities (Cost $230)			226

REAL ESTATE INVESTMENT TRUSTS 31.2%

REAL ESTATE 31.2%

Acadia Realty Trust		66,674	1,344

Agree Realty Corp.		56,712	4,029

Alexander & Baldwin, Inc.		36,665	667

Alexandria Real Estate Equities, Inc.		78,995	6,583

American Assets Trust, Inc.		24,151	491

American Healthcare REIT, Inc.		117,242	4,925

American Homes 4 Rent		164,279	5,462

Americold Realty Trust, Inc.		18,931	232

Apartment Investment & Management Co.		11,946	95

Apple Hospitality REIT, Inc.		112,632	1,353

AvalonBay Communities, Inc.		76,898	14,854

Brandywine Realty Trust		87,258	364

Brixmor Property Group, Inc.		156,261	4,325

Broadstone Net Lease, Inc.		205,310	3,669

BXP, Inc.		74,681	5,552

Camden Property Trust		54,701	5,841

CareTrust REIT, Inc.		131,913	4,575

Centerspace		8,615	507

Community Healthcare Trust, Inc.		1,512	23

COPT Defense Properties		57,421	1,669

Cousins Properties, Inc.		85,878	2,485

CubeSmart		23,709	964

Curbline Properties Corp.		11,150	249

DiamondRock Hospitality Co.		105,460	839

Digital Realty Trust, Inc.		161,791	27,970

Diversified Healthcare Trust		110,932	489

Douglas Emmett, Inc.		86,005	1,339

Easterly Government Properties, Inc.		22,030	505

	SHARES	MARKET VALUE (000S)

EastGroup Properties, Inc.	27,501	$4,655

Elme Communities	44,577	752

Empire State Realty Trust, Inc.	14,300	110

EPR Properties	38,940	2,259

Equinix, Inc.	49,975	39,142

Equity LifeStyle Properties, Inc.	98,075	5,953

Equity Residential	186,984	12,104

Essential Properties Realty Trust, Inc.	101,753	3,028

Essex Property Trust, Inc.	33,152	8,873

Extra Space Storage, Inc.	64,853	9,140

Federal Realty Investment Trust	40,111	4,064

First Industrial Realty Trust, Inc.	67,670	3,483

Four Corners Property Trust, Inc.	9,120	223

Getty Realty Corp.	3,587	96

Gladstone Commercial Corp.	2,815	35

Global Medical REIT, Inc.	6,421	216

Global Net Lease, Inc.	101,885	828

Healthcare Realty Trust, Inc.	180,336	3,251

Healthpeak Properties, Inc.	357,366	6,844

Highwoods Properties, Inc.	55,429	1,764

Host Hotels & Resorts, Inc.	442,181	7,526

Hudson Pacific Properties, Inc.	196,250	542

Independence Realty Trust, Inc.	66,687	1,093

Innovative Industrial Properties, Inc.	14,332	768

Invitation Homes, Inc.	286,504	8,403

JBG SMITH Properties	31,190	694

Kilroy Realty Corp.	54,901	2,320

Kimco Realty Corp.	346,012	7,560

Kite Realty Group Trust	112,257	2,503

LXP Industrial Trust	150,210	1,346

Macerich Co.	136,619	2,486

Medical Properties Trust, Inc.	248,897	1,262

Mid-America Apartment Communities, Inc.	49,666	6,940

Millrose Properties, Inc.	88,042	2,959

National Health Investors, Inc.	32,245	2,564

National Storage Affiliates Trust	5,765	174

NET Lease Office Properties	1,696	50

NETSTREIT Corp.	42,342	765

NexPoint Residential Trust, Inc.	10,961	353

NNN REIT, Inc.	96,879	4,124

Omega Healthcare Investors, Inc.	212,956	8,991

Paramount Group, Inc.	94,158	616

Park Hotels & Resorts, Inc.	104,083	1,153

Pebblebrook Hotel Trust	60,952	694

Phillips Edison & Co., Inc.	64,194	2,204

Piedmont Realty Trust, Inc.	63,590	572

Plymouth Industrial REIT, Inc.	22,844	510

Prologis, Inc.	472,021	54,056

Public Storage	80,782	23,334

Realty Income Corp.	468,151	28,459

Regency Centers Corp.	83,009	6,051

Rexford Industrial Realty, Inc.	120,416	4,950

RLJ Lodging Trust	12,545	90

Ryman Hospitality Properties, Inc.	32,325	2,896

Sabra Health Care REIT, Inc.	138,509	2,582

Service Properties Trust	17,567	48

Sila Realty Trust, Inc.	5,712	143

Simon Property Group, Inc.	166,516	31,250

SITE Centers Corp.	27,100	244

SL Green Realty Corp.	28,779	1,721

STAG Industrial, Inc.	96,237	3,396

Summit Hotel Properties, Inc.	54,447	299

Sun Communities, Inc.	60,134	7,757

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)

Sunstone Hotel Investors, Inc.	98,776	$926

Tanger, Inc.	58,421	1,977

Terreno Realty Corp.	36,187	2,054

UDR, Inc.	154,953	5,774

UMH Properties, Inc.	8,857	132

Universal Health Realty Income Trust	6,363	249

Urban Edge Properties	63,672	1,303

Ventas, Inc.	233,592	16,349

Veris Residential, Inc.	40,689	618

Vornado Realty Trust	70,799	2,870

Welltower, Inc.	365,419	65,096

WP Carey, Inc.	113,076	7,641

Xenia Hotels & Resorts, Inc.	49,044	673

Total Real Estate Investment Trusts (Cost $489,262)		550,330

	OUNCES
COMMODITIES 6.5%
Gold Warehouse Receipts	30,055	115,052

Total Commodities (Cost $82,249)		115,052

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.2%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (h)	543,219	$543

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (i) 7.9%
		139,540

U.S. TREASURY BILLS 0.3%
3.981% due 11/18/2025 - 01/13/2026 (d)(e)	$4,818	4,775

Total Short-Term Instruments (Cost $145,377)		144,858

Total Investments in Securities (Cost $3,244,407)		3,343,044

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	160,809	$1,566

Total Short-Term Instruments (Cost $1,566)		1,566

Total Investments in Affiliates (Cost $1,566)		1,566

Total Investments 189.5% (Cost $3,245,973)		$3,344,610

Financial Derivative Instruments (k)(m) (0.2)% (Cost or Premiums, net $1,079)		(4,119)

Other Assets and Liabilities, net (89.3)%		(1,575,324)

Net Assets 100.0%		$1,765,167

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025		$5,400	U.S. Treasury Notes 3.500% due 09/30/2029	$(5,508)	$5,400	$5,401
	4.290	09/30/2025	10/01/2025		55,100	U.S. Treasury Notes 1.250% due 11/30/2026	(56,263)	55,100	55,106
MEI	2.510	09/23/2025	10/01/2025	CAD	30,000	Canada Government Bonds 2.750% due 09/01/2030	(22,049)	21,556	21,568
	2.510	10/01/2025	10/15/2025		20,000	Canada Government Bonds 3.250% due 12/01/2034	(14,764)	14,371	14,371
	2.530	09/25/2025	10/03/2025		60,000	Canada Government Bonds 4.000% due 05/01/2026	(44,347)	43,113	43,131

Total Repurchase Agreements							$(142,931)	$139,540	$139,577

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOO	4.140%	09/22/2025	10/06/2025		$(7,251)	$(7,259)
	4.150	09/22/2025	10/06/2025		(29,106)	(29,136)
CIB	4.270	09/18/2025	10/09/2025		(133,392)	(133,598)
	4.270	09/23/2025	10/09/2025		(21,318)	(21,338)
NOM	4.280	09/18/2025	10/16/2025		(448,900)	(449,594)
SOG	2.040	09/10/2025	10/06/2025	EUR	(5,114)	(6,011)
STR	4.270	10/01/2025	10/02/2025		$(757,585)	(757,585)
	4.370	09/30/2025	10/01/2025		(755,312)	(755,404)

Total Reverse Repurchase Agreements						$(2,159,925)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOO	$0	$(36,395)	$0	$(36,395)	$36,276	$(119)
BOS	60,507	0	0	60,507	(61,771)	(1,264)
CIB	0	(154,936)	0	(154,936)	154,625	(311)
MEI	79,070	0	0	79,070	(81,160)	(2,090)
NOM	0	(449,594)	0	(449,594)	448,295	(1,299)
SOG	0	(6,011)	0	(6,011)	5,995	(16)
STR	0	(1,512,989)	0	(1,512,989)	767,858	(745,131)

Total Borrowings and Other Financing Transactions	$139,577	$(2,159,925)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(10,925)	$0	$0	$(10,925)
U.S. Treasury Obligations	(755,404)	(630,000)	0	0	(1,385,404)
Sovereign Issues	0	(6,011)	0	0	(6,011)

Total Borrowings	$(755,404)	$(646,936)	$0	$0	$(1,402,340)

Payable for reverse repurchase agreements(4)					$(1,402,340)

(j)	Securities with an aggregate market value of $1,412,889 and cash of $160 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(1,361,619) at a weighted average interest rate of 4.402%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(757,585) is outstanding at period end.

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude December Futures	10/2025	88	$5,811	$21	$0	$(93)
California Carbon Allowance December Futures	12/2025	399	12,405	98	44	0
California Carbon Allowance Vintage December Futures	12/2026	2,148	70,476	2,511	236	0
Carbon Emissions December Futures	12/2025	43	3,823	169	42	(54)
Euro-Bobl December Futures	12/2025	196	27,110	8	37	0
Euro-BTP Future December Futures	12/2025	230	32,361	297	103	0
Euro-Buxl 30-Year Bond December Futures	12/2025	26	3,495	79	32	(7)
Euro-Schatz December Futures	12/2025	303	38,057	(36)	7	0
Hard Red Winter Wheat December Futures	12/2025	684	17,023	(1,581)	0	(359)
Iron Ore January Futures	01/2026	512	5,168	(70)	23	0
Iron Ore November Futures	11/2025	125	1,295	(13)	7	0
Japan Government 10-Year Bond December Futures	12/2025	1	918	(9)	1	(1)
Natural Gas December Futures	11/2025	4	155	(2)	0	0
Natural Gas November Futures	10/2025	5	165	4	2	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,147	129,038	2	0	(18)
U.S. Treasury Long-Term Bond December Futures	12/2025	268	31,247	604	0	(67)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	172	20,651	(107)	0	(97)
WTI Crude December Futures	11/2025	92	5,700	(711)	0	(96)

				$1,264	$534	$(792)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2025	327	$(49,360)	$(4)	$81	$(4)
Euro-Oat December Futures	12/2025	545	(77,647)	(596)	0	(186)
Gas Oil December Futures	12/2025	71	(4,782)	(254)	39	0
Gas Oil November Futures	11/2025	36	(2,473)	7	9	(4)
Gas Oil October Futures	10/2025	12	(833)	(52)	7	0
Gold 100 oz. December Futures	12/2025	309	(119,682)	(9,757)	0	(556)
Hard Red Winter Wheat March Futures	03/2026	1	(26)	1	1	0
Silver December Futures	12/2025	30	(6,996)	(288)	56	0
U.S. Treasury 2-Year Note December Futures	12/2025	316	(65,854)	143	0	(35)
U.S. Treasury 5-Year Note December Futures	12/2025	1,952	(213,149)	99	9	(63)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	425	(48,908)	(139)	26	0
Wheat December Futures	12/2025	678	(17,221)	1,249	390	0
WTI Crude December Futures	11/2025	92	(5,700)	591	97	0

				$(9,000)	$715	$(848)

Total Futures Contracts				$(7,736)	$1,249	$(1,640)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	74,800	$(363)	$(69)	$(432)	$103	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	2,480,000	(65)	313	248	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,165,000	275	387	662	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/22/2026	$	1,670	0	(4)	(4)	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		20,753	(237)	107	(130)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		48,075	(1,208)	(54)	(1,262)	139	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	4,216	2,576	6,792	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		14,600	389	774	1,163	43	0
Receive	6-Month EUR-EURIBOR	2.740	Annual	09/10/2035	EUR	8,700	(219)	163	(56)	0	(28)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		131,580	(57)	241	184	441	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		37,510	(535)	(155)	(690)	0	(293)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		8,400	(1)	(19)	(20)	0	(9)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		25,200	0	118	118	0	(35)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,900	106	(70)	36	0	(12)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,240	0	(43)	(43)	0	(12)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPTFEMU	2.034%	Maturity	09/15/2034	EUR	13,100	$(53)	$(93)	$(146)	$0	$(48)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		500	(33)	57	24	4	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(119)	217	98	14	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	(95)	167	72	10	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	246	499	745	33	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,300	247	365	612	25	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		1,500	73	163	236	10	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		2,400	161	261	422	16	0
Pay	CPURNSA	2.380	Maturity	10/15/2025	$	2,100	0	(9)	(9)	0	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		7,000	0	(29)	(29)	0	(1)
Pay	CPURNSA	2.702	Maturity	01/14/2026		8,600	0	(35)	(35)	0	(1)
Receive	CPURNSA	2.418	Maturity	03/05/2026		4,400	414	119	533	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	231	91	322	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	167	62	229	0	(1)
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	304	115	419	0	(1)
Pay	CPURNSA	0.000	Maturity	08/01/2026		8,500	0	11	11	4	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	278	148	426	0	(1)
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	152	91	243	0	0
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	(1,072)	(297)	(1,369)	0	(1)
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP	8,800	0	(9)	(9)	0	(12)
Pay	UKRPI	3.500	Maturity	08/15/2034		10,100	57	135	192	37	0
Pay	UKRPI	3.466	Maturity	09/15/2034		4,200	0	59	59	12	0

Total Swap Agreements							$3,259	$6,353	$9,612	$1,010	$(458)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,589	$1,010	$2,599	$0	$(1,695)	$(458)	$ (2,153)

(l)

Securities with an aggregate market value of $17,883 and cash of $17,431 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $340 and liability of $(55) for closed futures is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	CAD	152		$109	$0	$0
	10/2025	EUR	49,577		57,825	0	(382)
	10/2025	NZD	25		15	0	0
	10/2025		$16,064	CAD	22,349	0	(5)
	11/2025	CAD	22,313		$16,064	5	0
	11/2025		$109	CAD	152	0	0
	11/2025		15	NZD	25	0	0

BOA	10/2025	CAD	60,058		$43,550	391	0
	10/2025	JPY	7,811		53	0	0
	10/2025	NZD	18		10	0	0
	10/2025		$591	ILS	1,987	9	0
	10/2025		1,581	INR	139,860	0	(8)
	10/2025		454	JPY	67,998	6	0
	10/2025		903	KRW	1,250,362	0	(12)
	10/2025		251	PLN	902	0	(3)
	11/2025	JPY	67,763		$454	0	(6)
	11/2025		$279	ILS	932	3	0
	11/2025		10	NZD	18	0	0

BPS	10/2025	BRL	75,622		$12,805	3	(1,407)
	10/2025	CNH	22,615		3,175	1	0

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	EUR	1,756		$2,068	$6	$0
	10/2025	IDR	68,399,379		4,136	41	(6)
	10/2025	INR	100,325		1,139	10	0
	10/2025	NZD	18		10	0	0
	10/2025	TWD	182,977		6,091	88	(8)
	10/2025		$14,020	BRL	75,622	194	(5)
	10/2025		5,674	IDR	93,686,185	0	(59)
	10/2025		530	JPY	78,779	2	0
	10/2025		4,340	KRW	5,998,909	0	(66)
	10/2025		3,601	PLN	13,106	5	(1)
	10/2025		1,012	TWD	30,751	0	(2)
	11/2025	IDR	11,029,503		$660	0	(1)
	11/2025	INR	66,757		750	0	0
	11/2025	JPY	78,506		530	0	(2)
	11/2025	KRW	574,744		410	0	0
	11/2025		$224	BRL	1,199	0	0
	11/2025		881	ILS	2,960	13	0
	11/2025		10	NZD	18	0	0
	12/2025	TWD	21,941		$731	7	0
	12/2025		$1,018	IDR	17,129,492	6	0
	12/2025		166	MXN	3,073	1	0
	12/2025		161	THB	5,077	0	(3)
	04/2026	BRL	29,800		$5,216	0	(144)

BRC	10/2025	CHF	3,681		4,612	0	(12)
	10/2025	EUR	914		1,071	0	(2)
	10/2025	GBP	2,013		2,719	11	0
	10/2025	IDR	480,216		29	0	0
	10/2025		$5,816	CHF	4,664	43	0
	10/2025		5,137	GBP	3,820	1	0
	10/2025		1	NOK	5	0	0
	10/2025		731	PLN	2,674	4	0
	10/2025		2,201	ZAR	38,820	44	0
	11/2025	NOK	5		$1	0	0
	11/2025		$4,572	CHF	3,635	12	0
	11/2025		1,073	EUR	914	2	0
	11/2025		2,719	GBP	2,013	0	(11)
	11/2025	ZAR	6,742		$383	0	(6)

BSH	10/2025	BRL	52,800		9,927	7	0
	10/2025	EUR	2,314		2,689	0	(28)
	10/2025		$9,709	BRL	52,800	211	0
	10/2025		726	EUR	625	8	0
	02/2026	PEN	1,106		$316	0	(1)
	04/2026	BRL	56,500		9,948	0	(215)

CBK	10/2025	AUD	2,145		1,401	0	(18)
	10/2025	BRL	8,736		1,643	1	0
	10/2025	CAD	32,020		23,172	164	0
	10/2025	DKK	32,373		5,056	0	(36)
	10/2025	EUR	733		862	2	0
	10/2025	GBP	608		821	3	0
	10/2025	IDR	42,329,870		2,559	27	(5)
	10/2025	INR	136,395		1,536	2	0
	10/2025	SGD	9,022		7,020	27	0
	10/2025	THB	13,872		430	1	0
	10/2025	TWD	239,178		8,071	212	0
	10/2025		$1,633	BRL	8,736	9	0
	10/2025		1,540	CNH	10,974	2	(2)
	10/2025		155	EUR	133	1	0
	10/2025		1,688	IDR	27,769,570	0	(24)
	10/2025		6,733	INR	591,455	0	(81)
	10/2025		52	NOK	521	0	0
	10/2025		1,849	SEK	17,540	14	0
	10/2025		3,444	TWD	104,803	3	(4)
	10/2025	ZAR	3,298		$190	0	(1)
	11/2025	NOK	521		52	0	0
	11/2025		$18	CAD	26	0	0
	11/2025		632	ILS	2,117	8	0
	11/2025		1,536	INR	136,662	0	(2)
	11/2025		1,157	SGD	1,490	0	0
	12/2025	TWD	67,990		$2,249	5	(1)
	12/2025		$1,053	IDR	17,690,467	5	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	BRL	8,925		$1,633	$0	$(7)
	01/2026	TWD	36,044		1,195	1	0

DUB	10/2025	CNH	48,460		6,815	14	0
	10/2025	IDR	25,294,893		1,543	27	0
	10/2025	INR	221,500		2,493	2	0
	10/2025	KRW	3,075,344		2,218	26	0
	10/2025		$2,007	ILS	6,857	63	0
	10/2025		3,257	INR	287,980	0	(18)
	11/2025	ILS	6,853		$2,007	0	(62)
	11/2025	INR	18,575		209	0	0
	11/2025		$2,493	INR	221,940	0	(2)
	11/2025	ZAR	7,666		$436	0	(7)

FAR	10/2025	AUD	21,104		13,689	0	(275)
	10/2025	CHF	654		821	0	(1)
	10/2025	CNH	21,129		2,976	10	0
	10/2025	JPY	3,103,171		21,108	125	0
	10/2025	NZD	12		7	0	0
	10/2025		$15,179	AUD	23,249	205	0
	10/2025		6,393	INR	563,870	0	(51)
	10/2025		2,894	PLN	10,560	11	0
	10/2025		22,245	SGD	28,649	0	(35)
	11/2025	AUD	23,249		$15,187	0	(204)
	11/2025	SGD	28,576		22,245	34	0
	11/2025		$19,326	BRL	107,979	800	0
	11/2025		821	CHF	651	1	0
	11/2025		7	NZD	12	0	0
	12/2025	MXN	5,848		$307	0	(10)
	12/2025		$3,734	MXN	70,762	99	0

GLM	10/2025	BRL	121,200		$19,899	0	(2,873)
	10/2025	CHF	161		201	0	(1)
	10/2025	CNH	1,666		234	1	0
	10/2025	IDR	17,397,989		1,043	1	0
	10/2025	SGD	308		240	2	0
	10/2025		$22,364	BRL	121,200	413	(5)
	10/2025		1,716	IDR	28,372,273	0	(16)
	10/2025		1,831	INR	160,685	0	(24)
	11/2025		160	ILS	535	1	0
	12/2025	IDR	356,161		$21	0	0
	12/2025	MXN	1,869		98	0	(3)
	12/2025		$1,016	IDR	16,986,734	0	0
	04/2026	BRL	152,500		$26,648	3	(786)

JPM	10/2025		3,232		595	0	(13)
	10/2025	CAD	22,168		16,041	112	0
	10/2025	IDR	51,092,455		3,060	0	(2)
	10/2025	INR	22,846		259	2	0
	10/2025	KRW	5,322,776		3,839	46	0
	10/2025	SGD	1,485		1,155	4	0
	10/2025	TWD	103,411		3,476	78	0
	10/2025		$608	BRL	3,232	0	0
	10/2025		107	CAD	148	0	(1)
	10/2025		9,372	DKK	59,667	13	0
	10/2025		4,881	IDR	81,082,144	2	(22)
	10/2025		648	ILS	2,175	9	0
	10/2025		482	PLN	1,771	5	0
	10/2025		311	TWD	9,458	0	(1)
	10/2025		495	ZAR	8,752	11	0
	11/2025	DKK	59,530		$9,372	0	(13)
	11/2025	ZAR	21,400		1,223	0	(11)
	04/2026	BRL	57,300		9,668	0	(639)

MBC	10/2025	CAD	526		382	4	0
	10/2025	CHF	169		212	0	0
	10/2025	CNH	24,660		3,469	8	0
	10/2025	GBP	2,465		3,323	9	(1)
	10/2025	IDR	2,536,405		154	2	0
	10/2025	JPY	5,554		38	0	0
	10/2025	KRW	7,044,231		5,053	34	0
	10/2025	SEK	18,217		1,900	0	(35)
	10/2025	SGD	19,334		15,087	99	0
	10/2025	THB	32,738		1,017	5	0

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	TWD	31,768		$1,038	$0	$(6)
	10/2025		$664	CAD	913	0	(7)
	10/2025		2,286	CNH	16,282	0	0
	10/2025		8,357	EUR	7,093	0	(29)
	10/2025		2,864	GBP	2,121	0	(11)
	10/2025		142	IDR	2,338,452	0	(2)
	10/2025		262	JPY	39,044	2	0
	10/2025		3,399	KRW	4,745,186	0	(17)
	10/2025		1	NOK	5	0	0
	10/2025		1,042	NZD	1,777	0	(12)
	10/2025		1,164	SGD	1,499	0	(2)
	10/2025		640	THB	20,720	0	0
	11/2025	CNH	16,243		$2,286	0	0
	11/2025	INR	78,271		879	0	0
	11/2025	JPY	66,751		451	0	(2)
	11/2025	NOK	5		1	0	0
	11/2025		$3,323	GBP	2,465	1	(9)
	11/2025		169	ILS	563	1	0

MYI	10/2025	BRL	2,700		$441	0	(67)
	10/2025	CNH	24,896		3,499	4	0
	10/2025	IDR	10,260,797		623	8	0
	10/2025	JPY	34,540		234	1	0
	10/2025	NOK	1,045		105	1	0
	10/2025		$508	BRL	2,700	0	0
	10/2025		9,977	JPY	1,489,464	95	0
	10/2025		1,963	PLN	7,107	0	(8)
	10/2025		1,941	TWD	58,493	0	(20)
	11/2025	JPY	1,484,310		$9,977	0	(95)
	12/2025	MXN	3,299		176	0	(2)
	12/2025	TWD	58,113		1,941	23	0

SCX	10/2025	BRL	3,898		733	0	0
	10/2025	CAD	383		277	2	0
	10/2025	CNH	18,106		2,548	7	0
	10/2025	DKK	27,291		4,248	0	(44)
	10/2025	GBP	856		1,145	0	(6)
	10/2025	IDR	21,704,297		1,300	0	(1)
	10/2025	INR	159,090		1,790	0	0
	10/2025	JPY	176,843		1,203	7	0
	10/2025	TWD	141,652		4,780	126	0
	10/2025		$733	BRL	3,898	0	(1)
	10/2025		1,340	CAD	1,843	0	(15)
	10/2025		1,698	IDR	27,923,486	0	(25)
	10/2025		3,172	INR	280,017	0	(22)
	11/2025	JPY	322		$2	0	0
	11/2025		$1,145	GBP	856	6	0
	11/2025		1,581	INR	140,808	0	0
	12/2025		733	BRL	3,954	0	0
	12/2025		1,300	IDR	21,759,152	1	0

SOG	10/2025	BRL	1,905		$357	0	(1)
	10/2025	JPY	1,619,336		11,011	61	0
	10/2025	NZD	1,698		990	5	0
	10/2025		$358	BRL	1,905	0	0
	10/2025		55,794	EUR	47,444	0	(92)
	10/2025		21,799	JPY	3,243,678	135	0
	10/2025		1,282	TWD	38,577	0	(14)
	11/2025	EUR	47,443		$55,906	93	0
	11/2025	JPY	3,232,461		21,799	0	(135)
	12/2025		$357	BRL	1,932	1	0

UAG	10/2025	CAD	20,039		$14,414	5	0
	10/2025	ILS	11,708		3,510	0	(25)
	10/2025	PLN	1,468		402	0	(2)
	10/2025		$201	ILS	688	7	0
	10/2025		74	INR	6,494	0	(1)
	10/2025		49	NOK	495	1	0
	10/2025		2,100	PLN	7,619	0	(5)
	10/2025		640	THB	20,712	0	0
	10/2025		191	ZAR	3,298	0	0
	10/2025	ZAR	3,299		$191	0	0
	11/2025	ILS	688		201	0	(7)
	11/2025	ZAR	7,333		416	0	(7)

Total Forward Foreign Currency Contracts						$4,495	$(8,379)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	7,500	$ (67)	$(47)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	7,500	(67)	(33)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	35,300	(426)	(233)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	35,300	(426)	(3)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	22,700	(206)	(121)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	22,700	(206)	(122)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	42,700	(391)	(310)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	42,700	(391)	(172)

Total Written Options							$(2,180)	$(1,041)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	Alerian Midstream Energy Total Return Index	81,838	4.760% (SOFR plus a specified spread)	Monthly	11/05/2025	$99,539	$0	$(353)	$0	$(353)
	Receive	MLPIREIL Index(5)	1,071,746	4.740% (FEDL01 plus a specified spread)	Monthly	06/10/2026	104,195	0	(82)	0	(82)
	Pay	MLPIREIS Index(6)	933,379	4.590% (FEDL01 plus a specified spread)	Monthly	06/10/2026	92,349	0	80	80	0

BPS	Receive	BCOMF1NTC Index	50,338	0.120%	Monthly	03/16/2026	6,410	0	(2)	0	(2)

CBK	Receive	DWRTFT Index	10,164	4.690% (SOFR plus a specified spread)	Monthly	05/06/2026	144,215	0	(550)	0	(550)
	Receive	DWRTFT Index	7,350	4.720% (SOFR plus a specified spread)	Monthly	07/15/2026	104,287	0	(400)	0	(400)
	Receive	DWRTFT Index	8,207	4.750% (SOFR plus a specified spread	Monthly	08/05/2026	116,447	0	(450)	0	(450)

CIB	Receive	PIMCODB Index(7)	455,284	0.000%	Monthly	06/15/2026	97,218	0	645	645	0

GST	Receive	BCOMF1NTC Index	14,108	4.060% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	5,078	0	(8)	0	(8)
	Receive	PIMCODB Index(8)	1,076,712	0.000%	Monthly	04/15/2026	119,444	0	825	825	0

JPM	Receive	AMZX Index	30,942	4.450% (SOFR plus a specified spread)	Monthly	11/05/2025	76,794	0	(292)	0	(292)
	Receive	DWRTFT Index	10,109	4.755% (SOFR plus a specified spread)	Monthly	11/05/2025	143,434	0	(489)	0	(489)
	Receive	AMZX Index	9,144	4.550% (SOFR plus a specified spread)	Monthly	07/08/2026	22,694	0	(88)	0	(88)
	Receive	JMABNIC5 Index(9)	618,271	0.000%	Monthly	07/15/2026	116,418	0	(2)	0	(2)

MAC	Receive	PIMCODB Index(10)	597,158	0.000%	Monthly	08/17/2026	122,128	0	834	834	0

MYI	Receive	DWRTFT Index	2,827	4.650% (SOFR plus a specified spread)	Monthly	02/04/2026	40,112	0	(152)	0	(152)

								$0	$(484)	$2,384	$(2,868)

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(3)	4.203%	Maturity	10/22/2025	$67,785	$0	$844	$844	$0

Total Swap Agreements							$0	$360	$3,228	$(2,868)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$5	$0	$0	$5	$(387)	$0	$0	$(387)	$(382)	$464	$82
BOA	409	0	80	489	(29)	0	(435)	(464)	25	(3,708)	(3,683)
BPS	377	0	0	377	(1,704)	0	(2)	(1,706)	(1,329)	1,170	(159)
BRC	117	0	0	117	(31)	(80)	0	(111)	6	21	27
BSH	226	0	0	226	(244)	0	0	(244)	(18)	0	(18)
CBK	487	0	0	487	(181)	0	(1,400)	(1,581)	(1,094)	(354)	(1,448)
CIB	0	0	645	645	0	0	0	0	645	(1,040)	(395)
DUB	132	0	0	132	(89)	0	0	(89)	43	0	43
FAR	1,285	0	0	1,285	(576)	0	0	(576)	709	(750)	(41)
GLM	421	0	0	421	(3,708)	(961)	0	(4,669)	(4,248)	2,992	(1,256)
GST	0	0	825	825	0	0	(8)	(8)	817	(1,120)	(303)
JPM	282	0	844	1,126	(702)	0	(871)	(1,573)	(447)	1,337	890
MAC	0	0	834	834	0	0	0	0	834	(1,230)	(396)
MBC	165	0	0	165	(133)	0	0	(133)	32	0	32
MYI	132	0	0	132	(192)	0	(152)	(344)	(212)	41	(171)
SCX	149	0	0	149	(114)	0	0	(114)	35	0	35
SOG	295	0	0	295	(242)	0	0	(242)	53	0	53
UAG	13	0	0	13	(47)	0	0	(47)	(34)	0	(34)

Total Over the Counter	$4,495	$0	$3,228	$7,723	$(8,379)	$(1,041)	$(2,868)	$(12,288)

(n)

Securities with an aggregate market value of $7,527 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	The following table represents the top 50 individual positions and related values within the total return basket swap as of September 30, 2025:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	0.8%	$834
American Tower Corp.	5.7	5,938
Apple Hospitality REIT, Inc.	4.8	5,001
AvalonBay Communities, Inc.	1.5	1,563
Crown Castle International Corp.	5.8	6,043
Cubesmart	0.8	834
DiamondRock Hospitality Company	1.6	1,667
Digital Realty Trust, Inc.	2.9	3,022
Equinix, Inc.	2.0	2,084
Equity Lifestyle Properties, Inc.	4.8	5,001
Equity Residential	2.1	2,188
Extra Space Storage, Inc.	0.1	104
Federal Realty Investment Trust	0.6	625
First Industrial Realty Trust, Inc.	3.3	3,438
Gaming and Leisure Properties, Inc.	5.4	5,627
Healthcare Realty Trust Incorporated	2.5	2,605
Healthpeak Properties, Inc.	6.5	6,773
Host Hotels & Resorts, Inc.	2.5	2,605

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Referenced Entity	% of Index	Value
Invitation Homes, Inc.	4.1%	$4,272
Kimco Realty Corporation	4.0	4,168
Kite Realty Group Trust	5.7	5,939
Macerich Co.	5.5	5,731
NNN REIT, Inc.	2.1	2,188
Park Hotels & Resorts, Inc.	1.0	1,042
Public Storage	0.5	521
Realty Income Corp.	0.1	104
Ryman Hospitality Properties, Inc.	2.6	2,709
Sabra Health Care REIT, Inc.	0.5	521
SBA Communications Corporation	5.6	5,835
Simon Property Group, Inc.	5.9	6,148
Sun Communities, Inc.	2.8	2,917
UDR, Inc.	1.9	1,980
VICI Properties, Inc.	4.0	4,168

Total Real Estate		$104,195

Total Value		$104,195

(6)	The following table represents the top 50 individual positions and related values within the total return basket swap as of September 30, 2025:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.2%	$1,108
Agree Realty Corporation	4.9	4,525
American Assets Trust, Inc.	1.4	1,293
Boston Properties Inc	4.6	4,248
Brandywine Realty Trust	1.8	1,662
Brixmor Property Group, Inc.	2.5	2,309
Camden Property Trust	0.4	369
Copt Defense Properties	5.5	5,079
Cousins Properties Incorporated	5.4	4,987
Curbline Properties Corp.	2.4	2,216
Douglas Emmett, Inc.	4.7	4,340
Eastgroup Properties, Inc.	2.0	1,847
Elme Communities	2.6	2,401
EPR Properties	0.2	185
Essential Properties Realty Trust, Inc.	1.5	1,386
Essex Property Trust, Inc.	0.1	92
Highwoods Properties, Inc.	6.6	6,095
Independence Realty Trust, Inc.	2.9	2,678
JBG Smith Properties	4.7	4,340
Kilroy Realty Corporation	6.8	6,280
LXP Industrial Trust	0.4	369
Mid-America Apartment Communities, Inc.	2.1	1,939
National Storage Affiliates Trust	0.5	462
Omega Healthcare Investors, Inc.	2.8	2,586
Pebblebrook Hotel Trust	1.4	1,293
Phillips Edison & Company, Inc.	0.1	92
Prologis, Inc.	0.5	462
Regency Centers Corp.	1.6	1,479
Rexford Industrial Realty, Inc.	1.0	923
Stag Industrial, Inc.	0.4	369
Sunstone Hotel Investors, Inc.	1.2	1,108
Tanger, Inc.	0.7	646
Terreno Realty Corporation	3.1	2,863
Urban Edge Properties	0.7	646
Ventas, Inc.	6.9	6,372
Veries Residential, Inc.	1.5	1,386
Vornado Realty Trust	3.3	3,048
Welltower, Inc.	8.2	7,573
WP Carey, Inc.	1.4	1,293

Total Real Estate		$92,349

Total Value		$92,349

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

(7)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.2%	$4,035
Aluminum November 2025 Futures	1.0	992
Arabica Coffee March 2026 Futures	3.5	3,451
Brent Crude March 2026 Futures	2.6	2,508
Cocoa March 2026 Futures	1.8	1,798
Copper December 2025 Futures	1.4	1,400
Corn March 2026 Futures	0.2	175
Gas Oil March 2026 Futures	4.9	4,803
Gold 100 oz. December 2025 Futures	14.2	13,785
Gold 100 oz. February 2026 Futures	6.3	6,096
Lead November 2025 Futures	0.2	204
Live Cattle December 2025 Futures	5.6	5,473
Live Cattle February 2026 Futures	5.2	5,026
New York Harbor ULSD March 2026 Futures	7.2	7,019
Nickel March 2026 Futures	4.2	4,073
Nickel November 2025 Futures	0.6	535
RBOB Gasoline March 2026 Futures	8.6	8,322
Silver December 2025 Futures	6.9	6,727
Silver March 2026 Futures	3.5	3,364
Soybean Oil March 2026 Futures	0.4	350
WTI Crude March 2026 Futures	2.4	2,314
Zinc March 2026 Futures	3.8	3,714
Zinc November 2025 Futures	3.8	3,733

Total Long Futures Contracts		$89,897

Cash	7.5%	$7,321

Total Notional Amount		$97,218

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum February 2026 Futures	4.2%	$4,969
Aluminum November 2025 Futures	1.0	1,218
Arabica Coffee March 2026 Futures	3.6	4,288
Brent Crude March 2026 Futures	2.5	3,034
Cocoa March 2026 Futures	1.8	2,138
Copper December 2025 Futures	1.4	1,708
Corn March 2026 Futures	0.2	203
Gas Oil February 2026 Futures	4.9	5,865
Gold 100 oz. December 2025 Futures	14.3	17,056
Gold 100 oz. February 2026 Futures	6.3	7,537
Lead November 2025 Futures	0.2	251
Live Cattle December 2025 Futures	5.6	6,760
Live Cattle February 2026 Futures	5.2	6,211
New York Harbor ULSD February 2026 Futures	7.2	8,552
Nickel February 2026 Futures	4.2	4,981
Nickel November 2025 Futures	0.5	645
RBOB Gasoline February 2026 Futures	8.5	10,141
Silver December 2025 Futures	6.9	8,218
Silver March 2026 Futures	3.4	4,109
Soybean Oil March 2026 Futures	0.4	430
WTI Crude February 2026 Futures	2.3	2,807
Zinc February 2026 Futures	3.9	4,599
Zinc November 2025 Futures	3.9	4,634

Total Long Futures Contracts		$110,354

Cash	7.6%	$9,090

Total Notional Amount		$119,444

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

(9)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2026 Futures	15.0%	$17,473
Cotton No. 02 December 2025 Futures	1.6	1,867
Gas Oil February 2026 Futures	2.9	3,402
Gold 100 oz. December 2025 Futures	21.6	25,133
Live Cattle December 2025 Futures	6.5	7,622
LME - Copper November 2025 Futures	7.5	8,769
New York Harbor ULSD February 2026 Futures	4.0	4,680
Nickel November 2025 Futures	3.6	4,176
RBOB Gasoline February 2026 Futures	3.9	4,492
Silver December 2025 Futures	7.1	8,262
Soybean Meal December 2025 Futures	10.3	12,024
Soybeans November 2025 Futures	13.2	15,423
Sugar No. 11 March 2026 Futures	2.7	3,094

Total Long Futures Contracts		$116,417

Cash	0.1%	$1

Total Notional Amount		$116,418

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum December 2025 Futures	1.0%	$1,243
Aluminum March 2026 Futures	4.2	5,076
Arabica Coffee March 2026 Futures	3.6	4,385
Brent Crude May 2026 Futures	2.5	3,106
Cocoa March 2026 Futures	1.8	2,188
Copper December 2025 Futures	1.4	1,748
Corn March 2026 Futures	0.2	211
Gas Oil May 2026 Futures	4.9	5,998
Gold 100 oz. April 2026 Futures	6.3	7,707
Gold 100 oz. December 2025 Futures	14.3	17,430
Lead December 2025 Futures	0.2	262
Live Cattle April 2026 Futures	5.2	6,354
Live Cattle December 2025 Futures	5.7	6,911
New York Harbor ULSD May 2026 Futures	7.2	8,745
Nickel December 2025 Futures	0.5	665
Nickel March 2026 Futures	4.2	5,093
RBOB Gasoline May 2026 Futures	8.5	10,371
Silver December 2025 Futures	6.9	8,396
Silver March 2026 Futures	3.4	4,197
Soybean Oil March 2026 Futures	0.4	438
WTI Crude May 2026 Futures	2.3	2,871
Zinc December 2025 Futures	3.9	4,730
Zinc March 2026 Futures	3.8	4,699

Total Long Futures Contracts		$112,824

Cash	7.6%	$9,304

Total Notional Amount		$122,128

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$1,281	$0	$0	$0	$308	$1,589
Swap Agreements	0	0	0	0	1,010	1,010

	$1,281	$0	$0	$0	$1,318	$2,599

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,495	$0	$4,495
Swap Agreements	3,148	0	80	0	0	3,228

	$3,148	$0	$80	$4,495	$0	$7,723

	$4,429	$0	$80	$4,495	$1,318	$10,322

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$1,216	$0	$0	$0	$479	$1,695
Swap Agreements	0	0	0	0	458	458

	$1,216	$0	$0	$0	$937	$2,153

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,379	$0	$8,379
Written Options	0	0	0	0	1,041	1,041
Swap Agreements	12	0	2,856	0	0	2,868

	$12	$0	$2,856	$8,379	$1,041	$12,288

	$1,228	$0	$2,856	$8,379	$1,978	$14,441

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$428	$0	$0	$0	$0	$428
Written Options	478	0	0	0	0	478
Futures	(18,466)	0	1,244	0	1,831	(15,391)
Swap Agreements	0	0	0	0	7,633	7,633

	$(17,560)	$0	$1,244	$0	$9,464	$(6,852)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,307)	$0	$(15,307)
Written Options	0	0	0	0	417	417
Swap Agreements	29,512	0	4,005	0	0	33,517

	$29,512	$0	$4,005	$(15,307)	$417	$18,627

	$11,952	$0	$5,249	$(15,307)	$9,881	$11,775

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$147	$0	$0	$0	$0	$147
Written Options	(160)	0	0	0	0	(160)
Futures	6,122	0	0	0	753	6,875
Swap Agreements	0	0	0	0	(129)	(129)

	$6,109	$0	$0	$0	$624	$6,733

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,016)	$0	$(2,016)
Written Options	0	0	0	0	405	405
Swap Agreements	(5,533)	0	169	0	0	(5,364)

	$(5,533)	$0	$169	$(2,016)	$405	$(6,975)

	$576	$0	$169	$(2,016)	$1,029	$(242)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,873	$0	$10,873
Industrials	0	39	9,000	9,039
Utilities	0	327	0	327
U.S. Government Agencies	0	338,714	18,089	356,803
U.S. Treasury Obligations	0	1,887,734	0	1,887,734
Non-Agency Mortgage-Backed Securities	0	7,927	0	7,927
Asset-Backed Securities
CMBS Other	0	10,357	0	10,357
Home Equity Other	0	28,543	0	28,543
Manufacturing House ABS Other	0	716	0	716
Whole Loan Collateral	0	12,419	0	12,419
Other ABS	0	108,754	0	108,754
Sovereign Issues	0	96,494	0	96,494
Common Stocks
Real Estate	2,592	0	0	2,592
Preferred Securities
Banking & Finance	0	226	0	226
Real Estate Investment Trusts
Real Estate	550,330	0	0	550,330
Commodities	0	115,052	0	115,052
Short-Term Instruments
Mutual Funds	0	543	0	543
Repurchase Agreements	0	139,540	0	139,540
U.S. Treasury Bills	0	4,775	0	4,775

	$552,922	$2,763,033	$27,089	$3,343,044

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,566	$0	$0	$1,566

Total Investments	$554,488	$2,763,033	$27,089	$3,344,610

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,214	1,045	0	2,259
Over the counter	0	7,723	0	7,723

	$1,214	$8,768	$0	$9,982

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,360)	(738)	0	(2,098)
Over the counter	0	(12,288)	0	(12,288)

	$(1,360)	$(13,026)	$0	$(14,386)

Total Financial Derivative Instruments	$(146)	$(4,258)	$0	$(4,404)

Totals	$554,342	$2,758,775	$27,089	$3,340,206

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$9,000	$0	$0	$0	$0	$0	$0	$9,000	$0
U.S. Government Agencies	0	18,089	0	0	0	0	0	0	18,089	0

Totals	$0	$27,089	$0	$0	$0	$0	$0	$0	$27,089	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$9,000	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	18,089	Recent Transaction	Purchase Price	99.938	—

Total	$27,089

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

Shares of the Funds have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Fund issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

The PIMCO All Asset: Multi-Real Fund has established PIMCO All Asset: Multi-Real Fund (Cayman) Ltd., a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent offering memorandum supplement, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its offering memorandum, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of

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Notes to Financial Statements	(Cont.)

Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the

U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Authority: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Asset: Multi-Real Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices

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under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5

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Notes to Financial Statements	(Cont.)

under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time

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of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s offering memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-

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Notes to Financial Statements	(Cont.)

backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$0	$165,985	$(166,352)	$367	$0	$0	$1,421	$0

PIMCO All Authority: Multi-RAE PLUS Fund	4,200	25,571	(21,740)	18	13	8,062	197	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$31	$10,774	$(900)	$0	$1	$9,906	$72	$0

PIMCO All Asset: Multi-Real Fund	13,351	897,269	(909,000)	(54)	0	1,566	273	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed- delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s offering memorandum and

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offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative

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seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO All Asset: Multi-Real Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not

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entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to

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hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument.

When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

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Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an

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Notes to Financial Statements	(Cont.)

active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments

84	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund	PIMCO All Asset: Multi-Real Fund

Small Fund	X	X	X

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	X

Equity	X	X	X

Model	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

Collateralized Loan Obligations	X	X	X

Extension	X	X	X

Commodity	—	—	X

MLP	—	—	X

Prepayment	X	X	X

Privately Issued Mortgage-Related Securities	X	X	X

Real Estate	—	—	X

Foreign (Non-U.S.) Investment	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Issuer Non-Diversification	—	X	—

Leveraging	X	X	X

Management	X	X	X

Subsidiary	—	—	X

Tax	—	—	X

Short Exposure	X	X	X

Convertibles Securities	X	X	X

Inflation-Indexed Security	—	—	X

Please see “Description of Principal Risks” in a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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September 30, 2025	(Unaudited)

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose a Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the

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Notes to Financial Statements	(Cont.)

extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

MLP Risk is the risk that investments in derivatives or other instruments related to master limited partnerships and limited liability companies that are treated as partnerships for U.S. federal income tax purposes (“MLPs”) may trade infrequently and in limited volume, and these MLP units may be subject to abrupt or erratic price movements.

MLPs that concentrate in the energy sector are subject to risks associated with the energy sector. Equity securities issued by MLPs are subject to the risks associated with all equity investments, including the risk that the value of such equity securities will decline due to general market or economic conditions, perceptions regarding MLPs or the energy sector, changes in interest rates, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. Debt securities issued by MLPs are subject to the risks associated with all debt investments, including interest rate risk, prepayment risk, credit risk, and, as applicable, high yield securities risk.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITS that are privately held or not traded on a national securities exchange may subject the Fund to liquidity and valuation risk.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

88	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from

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Notes to Financial Statements	(Cont.)

actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique

90	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Notes to Financial Statements	(Cont.)

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Fund is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Fund’s respective average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for each Fund are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s respective average daily net assets attributable to each Fund):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO All Asset: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Authority: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Asset: Multi-Real Fund	0.49%	0.25%

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

As of September 30, 2025, the Fund below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Authority: Multi-RAE PLUS Fund	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally

92	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of September 30, 2025 were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13 - 24 months	25 - 36 months	Total

PIMCO All Authority: Multi-RAE PLUS Fund	38	2	1	41

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(g) Acquired Fund Fees and Expenses The Subsidiary, has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid by the Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $773,262. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset: Multi-RAE PLUS Fund	$11,918,956	$11,153,323	$317,160	$281,709

PIMCO All Authority: Multi-RAE PLUS Fund	964,415	911,226	24,599	23,922

PIMCO All Asset: Multi-Real Fund	2,311,033	2,473,492	182,916	199,026

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset: Multi-RAE PLUS Fund				PIMCO All Authority: Multi-RAE PLUS Fund

	Six Months Ended 09/30/2025 (Unaudited)		03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,743	$19,605	13,563	$141,439	1,480	$15,415	2,480	$22,705
Issued as reinvestment of distributions	5,845	66,253	22,446	229,003	0	0	11	97
Cost of shares redeemed	(46,100)	(529,874)	(73,700)	(774,224)	(2,715)	(28,880)	(13,693)	(126,986)

Net increase (decrease) resulting from Fund share transactions	(38,512)	$(444,016)	(37,691)	$(403,782)	(1,235)	$(13,465)	(11,202)	(104,184)

	PIMCO All Asset: Multi-Real Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold	88,751	$747,591	99,167	$888,279
Issued as reinvestment of distributions	7,590	67,902	17,312	154,922
Cost of shares redeemed	(110,468)	(971,878)	(184,484)	(1,690,919)

Net increase (decrease) resulting from Fund share transactions	(14,127)	$(156,385)	(68,005)	$(647,718)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset: Multi-RAE PLUS Fund	0	1	0%	98%

PIMCO All Authority: Multi-RAE PLUS Fund	0	1	0%	100%

PIMCO All Asset: Multi-Real Fund	0	1	0%	96%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on June 17, 2020, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO All Asset: Multi-Real Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its offering memorandum and offering memorandum supplement. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 14.7% of the Fund’s consolidated net assets.

94	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2025	(Unaudited)

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Funds may also gain exposure indirectly to commodity markets by investing in the PIMCO All Asset Multi Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes and through investments in the Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Notes to Financial Statements	(Cont.)	September 30, 2025	(Unaudited)

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset: Multi-RAE PLUS Fund	$37,783	$61,481

PIMCO All Authority: Multi-RAE PLUS Fund	0	0

PIMCO All Asset: Multi-Real Fund	169,627	164,724

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$3,713,086	$70,847	$(122,363)	$(51,516)

PIMCO All Authority: Multi-RAE PLUS Fund	314,542	7,497	(5,230)	2,267

PIMCO All Asset: Multi-Real Fund	3,247,052	156,348	(61,479)	94,869

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

96	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.

BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MEI	Merrill Lynch International	STR	State Street FICC Repo

CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty

CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona

CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

COP	Colombian Peso	JPY	Japanese Yen	TRY	Turkish New Lira

CZK	Czech Koruna	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

AMZX	Alerian MLP Total Return Index	ERADXULT	eRAFI International Large Strategy Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	MUTKCALM	Tokyo Overnight Average Rate

BISTREFI	Turkish Lira Overnight Reference Rate	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDDUEAFE	MSCI EAFE Index

Bobl	Bundesobligation, the German word for federal government bond	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket

Brent	Brent Crude	EUR003M	3 Month EUR Swap Rate	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

CDX.HY	Credit Derivatives Index - High Yield	EUR006M	6 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index

CDX.IG	Credit Derivatives Index - Investment Grade	FEDL01	Federal funds effective rate	RU20INTR	Russell 2000 Total Return Index

CMBX	Commercial Mortgage-Backed Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor’s 500 Index

CPTFEMU	Eurozone HICP ex-Tobacco Index	IBR	Indicador Bancario de Referencia	SOFR	Secured Overnight Financing Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

DWRTFT	Dow Jones Wilshire REIT Total Return Index	MLPIREIL	Merrill Lynch Custom Equity Index	UKRPI	United Kingdom Retail Prices Index

ERADXULN	RAE Fundamental International Large Net Total Return Index	MLPIREIS	Merrill Lynch Custom Equity Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

BABs	Build America Bonds	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Oat	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	WTI	West Texas Intermediate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset: Multi-RAE PLUS Fund
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.2135	$0.0000	$0.0000	$0.2135

September 2025	$0.1383	$0.0000	$0.0000	$0.1383
PIMCO All Authority: Multi-RAE PLUS Fund
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0000	$0.0000	$0.0000	$0.0000
PIMCO All Asset: Multi-Real Fund
	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1607	$0.0000	$0.0000	$0.1607

September 2025	$0.1736	$0.0000	$0.0000	$0.1736

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

98	PRIVATE ACCOUNT PORTFOLIO SERIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

100	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements. With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Portfolios. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreement are likely to continue to benefit the Portfolios and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective performance indexes on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective performance indexes on a net-of-fees basis over certain short- and long-term periods. With respect to the Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. PIMCO reported to the Board regarding actions that have been taken by PIMCO throughout the year to attempt to address underperformance and PIMCO’s plans to monitor performance going forward.

102	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Portfolios (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only clients of PIMCO (including separately managed accounts, registered investment companies, and other funds managed by PIMCO) are eligible to invest in the Portfolios and, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, only certain registered investment companies managed by PIMCO are eligible to invest in those two Portfolios. The Board also noted that currently only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund and PAPS All Asset: Multi-RAE PLUS Fund. In addition, the Board noted that currently only the PIMCO All Asset All Authority Fund is eligible to invest in the PAPS All Authority: Multi-RAE PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO in accordance with Rule 12d1-4 under the Investment Company Act of 1940. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for investment management services it provides to clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreement on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

104	PRIVATE ACCOUNT PORTFOLIO SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PAPSALLAFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Real Return Strategy Funds

PIMCO Long-Term Real Return Fund

PIMCO Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO Inflation Response Multi-Asset Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term Real Return Fund, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund® are each intended for long-term investors and an investment in the Funds should be no more than a small part of a typical diversified portfolio. Each Fund’s share price is expected to be more volatile than that of other funds. Each Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject each Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as, for PIMCO CommoditiesPLUS® Strategy Fund, the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). The cost of investing in the PIMCO Inflation Response Multi-Asset Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets

2	PIMCO REAL RETURN STRATEGY FUNDS

have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional,

European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Long-Term Real Return Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	—	Diversified
PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/27/18	04/28/00	01/29/97	01/29/97	12/31/02	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	04/27/18	—	10/30/03	10/30/03	—	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	04/27/18	—	05/28/10	05/28/10	—	Diversified
PIMCO CommodityRealReturn Strategy Fund®	06/28/02	06/28/02	04/30/08	04/27/18	02/14/03	11/29/02	11/29/02	03/12/10	Diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	09/15/22	—	08/31/11	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names

4	PIMCO REAL RETURN STRATEGY FUNDS

Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Real Return Fund
Institutional Class

04/01/2025 - 09/30/2025+	$12.13	$0.37	$(0.34)	$0.03	$(0.35)	$0.00	$0.00	$(0.35)

03/31/2025	12.40	0.65	(0.30)	0.35	(0.62)	0.00	0.00	(0.62)

03/31/2024	13.87	0.64	(1.52)	(0.88)	(0.43)	0.00	(0.16)	(0.59)

03/31/2023(e)	19.83	0.88	(5.08)	(4.20)	(1.32)	(0.44)	0.00	(1.76)

03/31/2022(e)	21.84	1.47	0.21	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021(e)	28.23	0.36	2.40	2.76	(0.81)	(8.34)	0.00	(9.15)
I-2

04/01/2025 - 09/30/2025+	12.13	0.36	(0.33)	0.03	(0.35)	0.00	0.00	(0.35)

03/31/2025	12.40	0.67	(0.33)	0.34	(0.61)	0.00	0.00	(0.61)

03/31/2024	13.87	0.59	(1.49)	(0.90)	(0.41)	0.00	(0.16)	(0.57)

03/31/2023(e)	19.83	1.36	(5.57)	(4.21)	(1.31)	(0.44)	0.00	(1.75)

03/31/2022(e)	21.84	1.50	0.18	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021(e)	28.20	0.54	2.22	2.76	(0.78)	(8.34)	0.00	(9.12)

PIMCO Real Return Fund
Institutional Class

04/01/2025 - 09/30/2025+	$10.36	$0.22	$0.09	$0.31	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2025	10.03	0.36	0.33	0.69	(0.35)	0.00	(0.01)	(0.36)

03/31/2024	10.25	0.33	(0.23)	0.10	(0.25)	0.00	(0.07)	(0.32)

03/31/2023	11.78	0.66	(1.40)	(0.74)	(0.75)	(0.04)	0.00	(0.79)

03/31/2022	12.06	0.75	(0.28)	0.47	(0.75)	0.00	0.00	(0.75)

03/31/2021	11.29	0.17	0.93	1.10	(0.33)	0.00	0.00	(0.33)
I-2

04/01/2025 - 09/30/2025+	10.36	0.21	0.09	0.30	(0.21)	0.00	0.00	(0.21)

03/31/2025	10.03	0.35	0.33	0.68	(0.34)	0.00	(0.01)	(0.35)

03/31/2024	10.25	0.33	(0.24)	0.09	(0.24)	0.00	(0.07)	(0.31)

03/31/2023	11.78	0.70	(1.45)	(0.75)	(0.74)	(0.04)	0.00	(0.78)

03/31/2022	12.06	0.74	(0.28)	0.46	(0.74)	0.00	0.00	(0.74)

03/31/2021	11.29	0.16	0.93	1.09	(0.32)	0.00	0.00	(0.32)
I-3

04/01/2025 - 09/30/2025+	10.36	0.20	0.10	0.30	(0.21)	0.00	0.00	(0.21)

03/31/2025	10.03	0.35	0.33	0.68	(0.34)	0.00	(0.01)	(0.35)

03/31/2024	10.25	0.31	(0.23)	0.08	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	11.78	0.67	(1.43)	(0.76)	(0.73)	(0.04)	0.00	(0.77)

03/31/2022	12.06	0.72	(0.27)	0.45	(0.73)	0.00	0.00	(0.73)

03/31/2021	11.29	0.18	0.90	1.08	(0.31)	0.00	0.00	(0.31)
Administrative Class

04/01/2025 - 09/30/2025+	10.36	0.20	0.10	0.30	(0.21)	0.00	0.00	(0.21)

03/31/2025	10.03	0.33	0.34	0.67	(0.33)	0.00	(0.01)	(0.34)

03/31/2024	10.25	0.29	(0.22)	0.07	(0.22)	0.00	(0.07)	(0.29)

03/31/2023	11.78	0.65	(1.42)	(0.77)	(0.72)	(0.04)	0.00	(0.76)

03/31/2022	12.06	0.77	(0.33)	0.44	(0.72)	0.00	0.00	(0.72)

03/31/2021	11.29	0.15	0.92	1.07	(0.30)	0.00	0.00	(0.30)
Class A

04/01/2025 - 09/30/2025+	10.36	0.20	0.09	0.29	(0.20)	0.00	0.00	(0.20)

03/31/2025	10.03	0.32	0.33	0.65	(0.31)	0.00	(0.01)	(0.32)

03/31/2024	10.25	0.29	(0.23)	0.06	(0.21)	0.00	(0.07)	(0.28)

03/31/2023	11.78	0.64	(1.43)	(0.79)	(0.70)	(0.04)	0.00	(0.74)

03/31/2022	12.06	0.70	(0.28)	0.42	(0.70)	0.00	0.00	(0.70)

03/31/2021	11.29	0.12	0.93	1.05	(0.28)	0.00	0.00	(0.28)
Class C

04/01/2025 - 09/30/2025+	10.36	0.17	0.09	0.26	(0.17)	0.00	0.00	(0.17)

03/31/2025	10.03	0.28	0.32	0.60	(0.26)	0.00	(0.01)	(0.27)

03/31/2024	10.25	0.25	(0.24)	0.01	(0.16)	0.00	(0.07)	(0.23)

03/31/2023	11.78	0.59	(1.43)	(0.84)	(0.65)	(0.04)	0.00	(0.69)

03/31/2022	12.06	0.64	(0.28)	0.36	(0.64)	0.00	0.00	(0.64)

03/31/2021	11.29	0.03	0.96	0.99	(0.22)	0.00	0.00	(0.22)

6	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.81	0.38%	$358,171	2.14	%*	2.14	%*	0.50	%*	0.50	%*	6.36	%*	64%

12.13	2.99	403,632	2.33		2.33		0.50		0.50		5.33		188

12.40	(6.36)	386,532	2.28		2.28		0.50		0.50		5.06		141

13.87	(21.71)	705,990	1.48		1.48		0.50		0.50		6.10		103

19.83	6.84	406,108	0.54		0.54		0.50		0.50		6.53		127

21.84	7.40	583,525	0.60		0.60		0.50		0.50		1.28		271

11.81	0.33	6,007	2.24	*	2.24	*	0.60	*	0.60	*	6.25	*	64

12.13	2.89	6,667	2.43		2.43		0.60		0.60		5.56		188

12.40	(6.45)	9,121	2.38		2.38		0.60		0.60		4.72		141

13.87	(21.79)	11,424	1.58		1.58		0.60		0.60		8.94		103

19.83	6.73	18,022	0.64		0.64		0.60		0.60		6.70		127

21.84	7.41	29,244	0.70		0.70		0.60		0.60		1.97		271

$10.45	3.03%	$5,617,096	0.70	%*	0.70	%*	0.45	%*	0.45	%*	4.22	%*	93%

10.36	7.06	5,551,497	0.55		0.55		0.45		0.45		3.56		227

10.03	1.05	5,652,426	0.50		0.50		0.45		0.45		3.33		134

10.25	(6.38)	6,773,169	0.67		0.67		0.45		0.45		6.24		71

11.78	3.86	7,725,995	0.47		0.47		0.45		0.45		6.18		104

12.06	9.75	7,164,153	0.47		0.47		0.45		0.45		1.42		225

10.45	2.98	620,704	0.80	*	0.80	*	0.55	*	0.55	*	4.11	*	93

10.36	6.96	598,105	0.65		0.65		0.55		0.55		3.45		227

10.03	0.95	679,467	0.60		0.60		0.55		0.55		3.31		134

10.25	(6.48)	1,085,452	0.77		0.77		0.55		0.55		6.59		71

11.78	3.75	1,693,296	0.57		0.57		0.55		0.55		6.03		104

12.06	9.64	1,202,563	0.57		0.57		0.55		0.55		1.34		225

10.45	2.95	41,117	0.80	*(h)	0.85	*(h)	0.60	*(h)	0.65	*(h)	3.83	*	93

10.36	6.90	17,736	0.70		0.75		0.60		0.65		3.52		227

10.03	0.90	23,312	0.65		0.70		0.60		0.65		3.15		134

10.25	(6.52)	36,048	0.82		0.87		0.60		0.65		6.32		71

11.78	3.70	47,216	0.62		0.67		0.60		0.65		5.90		104

12.06	9.58	27,902	0.62		0.67		0.60		0.65		1.47		225

10.45	2.90	307,201	0.95	*	0.95	*	0.70	*	0.70	*	3.97	*	93

10.36	6.80	311,446	0.80		0.80		0.70		0.70		3.32		227

10.03	0.80	366,693	0.75		0.75		0.70		0.70		2.89		134

10.25	(6.62)	316,258	0.92		0.92		0.70		0.70		6.17		71

11.78	3.60	382,874	0.72		0.72		0.70		0.70		6.29		104

12.06	9.47	836,823	0.72		0.72		0.70		0.70		1.24		225

10.45	2.83	976,897	1.10	*	1.10	*	0.85	*	0.85	*	3.82	*	93

10.36	6.64	997,486	0.95		0.95		0.85		0.85		3.17		227

10.03	0.65	1,116,152	0.90		0.90		0.85		0.85		2.94		134

10.25	(6.76)	1,424,744	1.07		1.07		0.85		0.85		6.09		71

11.78	3.44	1,825,061	0.87		0.87		0.85		0.85		5.76		104

12.06	9.31	1,794,767	0.87		0.87		0.85		0.85		0.97		225

10.45	2.57	31,800	1.60	*	1.60	*	1.35	*	1.35	*	3.34	*	93

10.36	6.11	35,415	1.45		1.45		1.35		1.35		2.76		227

10.03	0.15	53,255	1.40		1.40		1.35		1.35		2.57		134

10.25	(7.23)	94,406	1.57		1.57		1.35		1.35		5.61		71

11.78	2.93	123,275	1.37		1.37		1.35		1.35		5.22		104

12.06	8.75	74,017	1.37		1.37		1.35		1.35		0.21		225

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Real Return Fund (Cont.)
Class R

04/01/2025 - 09/30/2025+	$10.36	$0.18	$0.10	$0.28	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2025	10.03	0.29	0.34	0.63	(0.29)	0.00	(0.01)	(0.30)

03/31/2024	10.25	0.26	(0.22)	0.04	(0.19)	0.00	(0.07)	(0.26)

03/31/2023	11.78	0.60	(1.41)	(0.81)	(0.68)	(0.04)	0.00	(0.72)

03/31/2022	12.06	0.67	(0.28)	0.39	(0.67)	0.00	0.00	(0.67)

03/31/2021	11.29	0.09	0.93	1.02	(0.25)	0.00	0.00	(0.25)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class

04/01/2025 - 09/30/2025+	$26.63	$0.56	$0.40	$0.96	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2025	24.88	0.70	1.65	2.35	(0.60)	0.00	0.00	(0.60)

03/31/2024	23.18	0.47	1.23	1.70	0.00	0.00	0.00	0.00

03/31/2023(f)	34.08	1.72	(9.37)	(7.65)	(1.64)	(1.61)	0.00	(3.25)

03/31/2022(f)	35.40	2.24	8.56	10.80	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	27.12	0.44	11.60	12.04	(2.56)	(1.20)	0.00	(3.76)
I-2

04/01/2025 - 09/30/2025+	25.46	0.53	0.38	0.91	(0.14)	0.00	0.00	(0.14)

03/31/2025	23.82	0.59	1.63	2.22	(0.58)	0.00	0.00	(0.58)

03/31/2024	22.22	0.44	1.16	1.60	0.00	0.00	0.00	0.00

03/31/2023(f)	32.84	1.80	(9.19)	(7.39)	(1.62)	(1.61)	0.00	(3.23)

03/31/2022(f)	34.44	2.16	8.36	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	26.48	0.40	11.32	11.72	(2.56)	(1.20)	0.00	(3.76)
I-3

04/01/2025 - 09/30/2025+	25.66	0.53	0.36	0.89	(0.13)	0.00	0.00	(0.13)

03/31/2025	23.98	0.62	1.62	2.24	(0.56)	0.00	0.00	(0.56)

03/31/2024	22.39	0.44	1.15	1.59	0.00	0.00	0.00	0.00

03/31/2023(f)	33.04	2.12	(9.56)	(7.44)	(1.60)	(1.61)	0.00	(3.21)

03/31/2022(f)	34.64	1.80	8.72	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021(f)	26.56	0.56	11.24	11.80	(2.52)	(1.20)	0.00	(3.72)
Class A

04/01/2025 - 09/30/2025+	21.30	0.41	0.31	0.72	(0.12)	0.00	0.00	(0.12)

03/31/2025	20.02	0.47	1.33	1.80	(0.52)	0.00	0.00	(0.52)

03/31/2024	18.73	0.29	1.00	1.29	0.00	0.00	0.00	0.00

03/31/2023(f)	28.36	1.32	(7.76)	(6.44)	(1.58)	(1.61)	0.00	(3.19)

03/31/2022(f)	31.08	1.84	7.48	9.32	(9.48)	(2.56)	0.00	(12.04)

03/31/2021(f)	24.20	0.28	10.28	10.56	(2.48)	(1.20)	0.00	(3.68)
Class C

04/01/2025 - 09/30/2025+	14.51	0.22	0.21	0.43	(0.08)	0.00	0.00	(0.08)

03/31/2025	13.83	0.21	0.92	1.13	(0.45)	0.00	0.00	(0.45)

03/31/2024	13.04	0.13	0.66	0.79	0.00	0.00	0.00	0.00

03/31/2023(f)	21.04	0.94	(5.82)	(4.88)	(1.51)	(1.61)	0.00	(3.12)

03/31/2022(f)	25.56	1.24	6.16	7.40	(9.36)	(2.56)	0.00	(11.92)

03/31/2021(f)	20.40	0.04	8.56	8.60	(2.24)	(1.20)	0.00	(3.44)

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class

04/01/2025 - 09/30/2025+	$6.84	$0.11	$(0.06)	$0.05	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2025	7.11	0.25	0.03	0.28	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.60	0.26	0.42	0.68	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.27	0.18	(0.61)	(0.43)	(2.23)	(0.01)	0.00	(2.24)

03/31/2022	11.26	0.01	4.55	4.56	(6.55)	0.00	0.00	(6.55)

03/31/2021(g)	6.58	0.01	4.71	4.72	(0.04)	0.00	0.00	(0.04)
I-2

04/01/2025 - 09/30/2025+	6.72	0.11	(0.06)	0.05	(0.09)	0.00	0.00	(0.09)

03/31/2025	7.00	0.24	0.03	0.27	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.50	0.25	0.41	0.66	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.16	0.16	(0.59)	(0.43)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.19	0.00	4.51	4.51	(6.54)	0.00	0.00	(6.54)

03/31/2021(g)	6.54	(0.01)	4.70	4.69	(0.04)	0.00	0.00	(0.04)

8	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.45	2.70%	$163,228	1.35	%*	1.35	%*	1.10	%*	1.10	%*	3.58	%*	93%

10.36	6.37	172,903	1.20		1.20		1.10		1.10		2.90		227

10.03	0.40	178,173	1.15		1.15		1.10		1.10		2.67		134

10.25	(6.99)	211,686	1.32		1.32		1.10		1.10		5.71		71

11.78	3.19	247,703	1.12		1.12		1.10		1.10		5.51		104

12.06	9.04	241,998	1.12		1.12		1.10		1.10		0.73		225

$27.44	3.62%	$415,869	4.32	%*	4.32	%*	0.74	%*	0.74	%*	4.21	%*	58%

26.63	9.49	390,808	5.49		5.49		0.74		0.74		2.70		165

24.88	7.33	403,131	6.09		6.09		0.74		0.74		2.05		112

23.18	(22.64)	518,027	3.11		3.11		0.74		0.74		6.41		84

34.08	31.78	984,649	0.79		0.79		0.74		0.74		6.05		148

35.40	46.42	1,117,020	0.85		0.85		0.74		0.74		1.35		264

26.23	3.57	11,198	4.42	*	4.42	*	0.84	*	0.84	*	4.19	*	58

25.46	9.38	14,552	5.59		5.59		0.84		0.84		2.37		165

23.82	7.20	17,019	6.14	(h)	6.14	(h)	0.84	(h)	0.84	(h)	2.02		112

22.22	(22.71)	47,894	3.14	(h)	3.14	(h)	0.84	(h)	0.84	(h)	6.90		84

32.84	31.80	75,810	0.89		0.89		0.84		0.84		5.97		148

34.44	46.22	33,838	0.95		0.95		0.84		0.84		1.28		264

26.42	3.48	873	4.47	*	4.52	*	0.89	*	0.94	*	4.16	*	58

25.66	9.39	1,127	5.64		5.69		0.89		0.94		2.46		165

23.98	7.10	1,596	6.19	(g)(h)	6.24	(h)	0.89	(h)	0.94	(h)	2.00		112

22.39	(22.73)	3,198	2.88	(g)(h)	2.93	(h)	0.89	(h)	0.94	(h)	7.88		84

33.04	31.63	10,131	0.94		0.99		0.89		0.94		5.17		148

34.64	46.37	628	1.00		1.05		0.89		0.94		1.81		264

21.90	3.38	88,802	4.72	*	4.72	*	1.14	*	1.14	*	3.85	*	58

21.30	9.08	90,568	5.89		5.89		1.14		1.14		2.22		165

20.02	6.89	103,478	6.49		6.49		1.14		1.14		1.58		112

18.73	(22.94)	129,480	3.63	(h)	3.63	(h)	1.14	(h)	1.14	(h)	5.98		84

28.36	31.30	196,578	1.19		1.19		1.14		1.14		5.77		148

31.08	45.77	141,312	1.25		1.25		1.14		1.14		0.98		264

14.86	2.97	2,619	5.47	*	5.47	*	1.89	*	1.89	*	3.12	*	58

14.51	8.28	3,227	6.64		6.64		1.89		1.89		1.47		165

13.83	6.06	4,962	7.24		7.24		1.89		1.89		1.04		112

13.04	(23.53)	9,171	4.19	(h)	4.19	(h)	1.89	(h)	1.89	(h)	5.78		84

21.04	30.36	20,310	1.94		1.94		1.89		1.89		4.95		148

25.56	44.54	14,835	2.00		2.00		1.89		1.89		0.10		264

$6.80	0.77%	$2,014,631	0.79	%*	0.97	%*	0.74	%*	0.92	%*	3.36	%*	93%

6.84	4.47	2,074,925	0.82		0.98		0.74		0.90		3.69		201

7.11	10.39	2,169,504	0.83		1.00		0.74		0.91		3.88		224

6.60	(6.32)	2,084,477	0.81		0.98		0.74		0.91		2.32		247

9.27	61.83	1,795,422	0.73		0.94		0.73		0.94		0.09		556

11.26	71.97	1,394,694	0.74		0.97		0.74		0.97		0.08		560

6.68	0.74	2,585,732	0.89	*	1.07	*	0.84	*	1.02	*	3.26	*	93

6.72	4.31	2,437,546	0.92		1.08		0.84		1.00		3.58		201

7.00	10.30	2,056,782	0.93		1.10		0.84		1.01		3.79		224

6.50	(6.39)	1,678,525	0.91		1.08		0.84		1.01		2.08		247

9.16	61.76	2,148,453	0.83		1.04		0.83		1.04		(0.01)		556

11.19	71.87	1,125,181	0.84		1.07		0.84		1.07		(0.06)		560

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated) (Cont.)
I-3

04/01/2025 - 09/30/2025+	$6.69	$0.10	$(0.05)	$0.05	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2025	6.97	0.24	0.03	0.27	(0.55)	0.00	0.00	(0.55)

03/31/2024	6.48	0.25	0.40	0.65	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.13	0.15	(0.57)	(0.42)	(2.22)	(0.01)	0.00	(2.23)

03/31/2022	11.17	0.00	4.50	4.50	(6.54)	0.00	0.00	(6.54)

03/31/2021(g)	6.54	(0.01)	4.67	4.66	(0.03)	0.00	0.00	(0.03)
Class A

04/01/2025 - 09/30/2025+	6.46	0.09	(0.05)	0.04	(0.08)	0.00	0.00	(0.08)

03/31/2025	6.75	0.21	0.03	0.24	(0.53)	0.00	0.00	(0.53)

03/31/2024	6.28	0.22	0.39	0.61	(0.14)	0.00	0.00	(0.14)

03/31/2023	8.92	0.14	(0.57)	(0.43)	(2.20)	(0.01)	0.00	(2.21)

03/31/2022	11.06	(0.03)	4.41	4.38	(6.52)	0.00	0.00	(6.52)

03/31/2021(g)	6.48	(0.04)	4.64	4.60	(0.02)	0.00	0.00	(0.02)
Class C

04/01/2025 - 09/30/2025+	5.38	0.06	(0.05)	0.01	(0.06)	0.00	0.00	(0.06)

03/31/2025	5.72	0.14	0.01	0.15	(0.49)	0.00	0.00	(0.49)

03/31/2024	5.34	0.15	0.34	0.49	(0.11)	0.00	0.00	(0.11)

03/31/2023	7.93	0.07	(0.49)	(0.42)	(2.16)	(0.01)	0.00	(2.17)

03/31/2022	10.48	(0.08)	4.03	3.95	(6.50)	0.00	0.00	(6.50)

03/31/2021(g)	6.16	(0.09)	4.41	4.32	0.00	0.00	0.00	0.00

PIMCO CommodityRealReturn Strategy Fund® (Consolidated)
Institutional Class

04/01/2025 - 09/30/2025+	$14.48	$0.33	$(0.01)	$0.32	$(0.74)	$0.00	$0.00	$(0.74)

03/31/2025	13.16	0.60	1.11	1.71	(0.39)	0.00	0.00	(0.39)

03/31/2024	13.43	0.37	(0.53)	(0.16)	(0.11)	0.00	0.00	(0.11)

03/31/2023(e)	22.26	0.91	(3.79)	(2.88)	(5.95)	0.00	0.00	(5.95)

03/31/2022(e)	19.26	0.90	7.89	8.79	(5.79)	0.00	0.00	(5.79)

03/31/2021(e)	12.78	0.18	6.51	6.69	(0.21)	0.00	0.00	(0.21)
I-2

04/01/2025 - 09/30/2025+	14.35	0.32	(0.01)	0.31	(0.73)	0.00	0.00	(0.73)

03/31/2025	13.05	0.55	1.13	1.68	(0.38)	0.00	0.00	(0.38)

03/31/2024	13.32	0.36	(0.53)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.93	(3.81)	(2.88)	(5.94)	0.00	0.00	(5.94)

03/31/2022(e)	19.17	0.87	7.86	8.73	(5.76)	0.00	0.00	(5.76)

03/31/2021(e)	12.75	0.18	6.45	6.63	(0.21)	0.00	0.00	(0.21)
I-3

04/01/2025 - 09/30/2025+	14.36	0.32	(0.02)	0.30	(0.73)	0.00	0.00	(0.73)

03/31/2025	13.05	0.53	1.15	1.68	(0.37)	0.00	0.00	(0.37)

03/31/2024	13.32	0.35	(0.52)	(0.17)	(0.10)	0.00	0.00	(0.10)

03/31/2023(e)	22.14	0.91	(3.80)	(2.89)	(5.93)	0.00	0.00	(5.93)

03/31/2022(e)	19.20	0.96	7.74	8.70	(5.76)	0.00	0.00	(5.76)

03/31/2021(e)	12.75	0.18	6.48	6.66	(0.21)	0.00	0.00	(0.21)
Administrative Class

04/01/2025 - 09/30/2025+	13.81	0.30	(0.02)	0.28	(0.72)	0.00	0.00	(0.72)

03/31/2025	12.57	0.50	1.10	1.60	(0.36)	0.00	0.00	(0.36)

03/31/2024	12.84	0.31	(0.49)	(0.18)	(0.09)	0.00	0.00	(0.09)

03/31/2023(e)	21.57	0.77	(3.58)	(2.81)	(5.92)	0.00	0.00	(5.92)

03/31/2022(e)	18.81	0.90	7.59	8.49	(5.73)	0.00	0.00	(5.73)

03/31/2021(e)	12.51	0.15	6.36	6.51	(0.21)	0.00	0.00	(0.21)
Class A

04/01/2025 - 09/30/2025+	13.63	0.28	(0.02)	0.26	(0.71)	0.00	0.00	(0.71)

03/31/2025	12.41	0.48	1.08	1.56	(0.34)	0.00	0.00	(0.34)

03/31/2024	12.69	0.29	(0.49)	(0.20)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	21.39	0.79	(3.61)	(2.82)	(5.88)	0.00	0.00	(5.88)

03/31/2022(e)	18.72	0.78	7.59	8.37	(5.70)	0.00	0.00	(5.70)

03/31/2021(e)	12.42	0.09	6.39	6.48	(0.18)	0.00	0.00	(0.18)

10	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.65	0.73%	$47,119	0.94	%*	1.17	%*	0.89	%*	1.12	%*	3.22	%*	93%

6.69	4.28	29,920	0.97		1.18		0.89		1.10		3.51		201

6.97	10.16	20,718	0.98		1.20		0.89		1.11		3.77		224

6.48	(6.37)	12,368	0.96		1.18		0.89		1.11		1.90		247

9.13	61.64	34,626	0.88		1.14		0.88		1.14		(0.04)		556

11.17	71.47	22,592	0.89		1.17		0.89		1.17		(0.10)		560

6.42	0.60	107,023	1.23	*(j)	1.41	*(j)	1.18	*(j)	1.36	*(j)	2.92	*	93

6.46	3.96	130,549	1.27		1.43		1.19		1.35		3.25		201

6.75	9.84	121,855	1.28		1.45		1.19		1.36		3.42		224

6.28	(6.61)	122,821	1.26		1.43		1.19		1.36		1.80		247

8.92	60.97	131,570	1.18		1.39		1.18		1.39		(0.36)		556

11.06	71.06	92,269	1.19		1.42		1.19		1.42		(0.40)		560

5.33	0.26	9,362	1.98	*(j)	2.16	*(j)	1.93	*(j)	2.11	*(j)	2.17	*	93

5.38	3.14	11,209	2.02		2.18		1.94		2.10		2.50		201

5.72	9.25	12,851	2.03		2.20		1.94		2.11		2.67		224

5.34	(7.44)	14,296	2.01		2.18		1.94		2.11		1.04		247

7.93	59.80	15,780	1.93		2.14		1.93		2.14		(1.09)		556

10.48	70.23	4,976	1.94		2.17		1.94		2.17		(1.14)		560

$14.06	2.36%	$1,906,344	0.87	%*	0.97	%*	0.74	%*	0.84	%*	4.77	%*	92%

14.48	13.27	2,192,325	0.90		0.98		0.74		0.82		4.47		268

13.16	(1.16)	3,606,301	1.00		1.07		0.74		0.81		2.80		172

13.43	(16.05)	4,165,112	0.99		1.05		0.74		0.80		5.09		77

22.26	52.80	6,756,668	0.75		0.87		0.73		0.85		4.48		120

19.26	52.89	2,361,604	0.82		0.99		0.74		0.91		1.16		260

13.93	2.34	1,071,327	0.97	*	1.07	*	0.84	*	0.94	*	4.65	*	92

14.35	13.15	1,091,523	1.00		1.08		0.84		0.92		4.09		268

13.05	(1.28)	1,002,812	1.10		1.17		0.84		0.91		2.75		172

13.32	(16.17)	1,285,827	1.09		1.15		0.84		0.90		5.20		77

22.14	52.78	2,363,782	0.85		0.97		0.83		0.95		4.47		120

19.17	52.47	1,526,009	0.92		1.09		0.84		1.01		1.03		260

13.93	2.25	47,443	1.02	*	1.17	*	0.89	*	1.04	*	4.60	*	92

14.36	13.17	49,180	1.05		1.18		0.89		1.02		3.97		268

13.05	(1.30)	44,250	1.15		1.27		0.89		1.01		2.68		172

13.32	(16.24)	53,447	1.14		1.25		0.89		1.00		5.09		77

22.14	52.53	90,359	0.90		1.07		0.88		1.05		4.77		120

19.20	52.67	21,505	0.97		1.19		0.89		1.11		1.08		260

13.37	2.23	133,288	1.12	*	1.22	*	0.99	*	1.09	*	4.49	*	92

13.81	13.04	129,900	1.15		1.23		0.99		1.07		3.93		268

12.57	(1.39)	105,029	1.25		1.32		0.99		1.06		2.51		172

12.84	(16.31)	108,233	1.24		1.30		0.99		1.05		4.56		77

21.57	52.42	119,491	1.00		1.12		0.98		1.10		4.67		120

18.81	52.42	143,402	1.07		1.24		0.99		1.16		0.82		260

13.18	2.09	209,250	1.31	*(j)	1.41	*(j)	1.18	*(j)	1.28	*(j)	4.31	*	92

13.63	12.81	222,318	1.35		1.43		1.19		1.27		3.77		268

12.41	(1.57)	254,986	1.45		1.52		1.19		1.26		2.38		172

12.69	(16.47)	326,255	1.44		1.50		1.19		1.25		4.63		77

21.39	51.98	500,794	1.20		1.32		1.18		1.30		4.10		120

18.72	52.49	263,343	1.27		1.44		1.19		1.36		0.64		260

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO CommodityRealReturn Strategy Fund® (Consolidated) (Cont.)
Class C

04/01/2025 - 09/30/2025+	$11.94	$0.20	$(0.01)	$0.19	$(0.68)	$0.00	$0.00	$(0.68)

03/31/2025	10.92	0.34	0.94	1.28	(0.26)	0.00	0.00	(0.26)

03/31/2024	11.25	0.19	(0.46)	(0.27)	(0.06)	0.00	0.00	(0.06)

03/31/2023(e)	19.68	0.59	(3.24)	(2.65)	(5.78)	0.00	0.00	(5.78)

03/31/2022(e)	17.61	0.60	7.08	7.68	(5.61)	0.00	0.00	(5.61)

03/31/2021(e)	11.76	(0.03)	5.97	5.94	(0.09)	0.00	0.00	(0.09)
Class R

04/01/2025 - 09/30/2025+	12.89	0.25	(0.02)	0.23	(0.70)	0.00	0.00	(0.70)

03/31/2025	11.76	0.42	1.02	1.44	(0.31)	0.00	0.00	(0.31)

03/31/2024	12.05	0.26	(0.47)	(0.21)	(0.08)	0.00	0.00	(0.08)

03/31/2023(e)	20.64	0.67	(3.41)	(2.74)	(5.85)	0.00	0.00	(5.85)

03/31/2022(e)	18.24	0.72	7.35	8.07	(5.67)	0.00	0.00	(5.67)

03/31/2021(e)	12.12	0.06	6.21	6.27	(0.15)	0.00	0.00	(0.15)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class

04/01/2025 - 09/30/2025+	$8.66	$0.15	$0.47	$0.62	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2025	8.20	0.22	0.55	0.77	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.65	0.17	0.40	0.57	(0.02)	0.00	0.00	(0.02)

03/31/2023	9.17	0.34	(0.94)	(0.60)	(0.88)	(0.04)	0.00	(0.92)

03/31/2022	8.98	0.32	1.03	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.10	1.68	1.78	(0.07)	0.00	0.00	(0.07)
I-2

04/01/2025 - 09/30/2025+	8.65	0.14	0.48	0.62	(0.13)	0.00	0.00	(0.13)

03/31/2025	8.19	0.22	0.54	0.76	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.63	0.18	0.38	0.56	0.00	0.00	0.00	0.00

03/31/2023	9.16	0.35	(0.97)	(0.62)	(0.87)	(0.04)	0.00	(0.91)

03/31/2022	8.97	0.31	1.04	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.09	1.68	1.77	(0.07)	0.00	0.00	(0.07)
I-3

04/01/2025 - 09/30/2025+	8.64	0.14	0.46	0.60	(0.12)	0.00	0.00	(0.12)

03/31/2025	8.18	0.20	0.56	0.76	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.64	0.11	0.45	0.56	(0.02)	0.00	0.00	(0.02)

09/15/2022 - 03/31/2023	7.99	0.11	(0.01)	0.10	(0.41)	(0.04)	0.00	(0.45)
Class A

04/01/2025 - 09/30/2025+	8.45	0.13	0.46	0.59	(0.11)	0.00	0.00	(0.11)

03/31/2025	8.01	0.19	0.52	0.71	(0.27)	0.00	0.00	(0.27)

03/31/2024	7.49	0.15	0.37	0.52	0.00	0.00	0.00	0.00

03/31/2023	9.01	0.31	(0.95)	(0.64)	(0.84)	(0.04)	0.00	(0.88)

03/31/2022	8.85	0.27	1.03	1.30	(1.14)	0.00	0.00	(1.14)

03/31/2021	7.18	0.07	1.65	1.72	(0.05)	0.00	0.00	(0.05)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(f)	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
(g)	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(h)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(i)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(j)	Effective September 2, 2025, the Fund’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.

12	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(i)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.45	1.74%	$25,700	2.06	%*(j)	2.16	%*(j)	1.93	%*(j)	2.03	%*(j)	3.58	%*	92%

11.94	11.98	29,572	2.10		2.18		1.94		2.02		3.07		268

10.92	(2.35)	35,836	2.20		2.27		1.94		2.01		1.70		172

11.25	(17.10)	57,276	2.19		2.25		1.94		2.00		3.85		77

19.68	51.10	82,601	1.95		2.07		1.93		2.05		3.36		120

17.61	50.90	24,089	2.02		2.19		1.94		2.11		(0.13)		260

12.42	1.96	30,472	1.56	*(j)	1.66	*(j)	1.43	*(j)	1.53	*(j)	4.06	*	92

12.89	12.52	31,133	1.60		1.68		1.44		1.52		3.53		268

11.76	(1.77)	32,975	1.70		1.77		1.44		1.51		2.18		172

12.05	(16.70)	46,419	1.69		1.75		1.44		1.50		4.19		77

20.64	51.58	54,428	1.45		1.57		1.43		1.55		3.89		120

18.24	52.07	28,868	1.52		1.69		1.44		1.61		0.39		260

$9.15	7.22%	$1,906,502	2.18	%*	2.47	%*	0.61	%*	0.90	%*	3.40	%*	109%

8.66	9.65	1,724,056	1.84		2.10		0.63		0.89		2.64		322

8.20	7.39	1,672,893	1.89		2.11		0.64		0.86		2.24		219

7.65	(6.62)	1,799,484	0.78		0.94		0.66		0.82		4.11		130

9.17	15.64	2,253,027	0.65		0.82		0.64		0.81		3.48		211

8.98	24.55	1,376,552	0.66		0.86		0.62		0.82		1.17		394

9.14	7.18	65,316	2.28	*	2.57	*	0.71	*	1.00	*	3.28	*	109

8.65	9.53	51,849	1.94		2.20		0.73		0.99		2.70		322

8.19	7.38	79,872	1.93	(h)	2.15	(h)	0.74	(h)	0.96	(h)	2.37		219

7.63	(6.84)	188,597	0.88		1.04		0.76		0.92		4.27		130

9.16	15.63	300,570	0.75		0.92		0.74		0.91		3.38		211

8.97	24.37	43,100	0.76		0.96		0.72		0.92		1.06		394

9.12	7.05	20,311	2.33	*	2.67	*	0.76	*	1.10	*	3.25	*	109

8.64	9.55	16,701	1.99		2.30		0.78		1.09		2.36		322

8.18	7.31	7,087	2.18	(h)	2.45	(h)	0.79	(h)	1.06	(h)	1.35		219

7.64	1.32	399	1.20	(h)*	1.41	(h)*	0.81	(h)*	1.02	(h)*	2.76	*	130

8.93	7.07	30,871	2.62	*(j)	2.91	*(j)	1.05	*(j)	1.34	*(j)	2.95	*	109

8.45	9.14	27,222	2.29		2.55		1.08		1.34		2.28		322

8.01	6.94	37,440	2.34		2.56		1.09		1.31		1.92		219

7.49	(7.13)	66,937	1.23		1.39		1.11		1.27		3.84		130

9.01	15.21	92,252	1.10		1.27		1.09		1.26		3.02		211

8.85	23.96	10,686	1.11		1.31		1.07		1.27		0.79		394

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:

Investments, at value
Investments in securities	$516,144	$8,642,363	$960,000
Investments in Affiliates	5,525	21,244	76
Financial Derivative Instruments
Exchange-traded or centrally cleared	343	7,307	616
Over the counter	648	15,104	1,068
Deposits with counterparty	1,293	6,807	3,778
Foreign currency, at value	1,090	5,099	1,270
Receivable for investments sold	0	8,995	103,976
Receivable for investments sold on a delayed-delivery basis	845	7,755	821
Receivable for TBA investments sold	37,752	935,767	63,378
Receivable for Fund shares sold	25	4,880	547
Interest and/or dividends receivable	1,017	29,540	3,965
Dividends receivable from Affiliates	9	161	6
Reimbursement receivable from PIMCO	0	2	0
Total Assets	564,691	9,685,024	1,139,501

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$116,759	$59,921	$487,207
Financial Derivative Instruments
Exchange-traded or centrally cleared	307	6,694	637
Over the counter	854	24,214	2,304
Payable for investments purchased	1,800	47,479	2,718
Payable for investments in Affiliates purchased	10	166	7
Payable for TBA investments purchased	79,702	1,753,907	116,704
Deposits from counterparty	869	22,141	4,456
Payable for Fund shares redeemed	66	8,047	5,767
Distributions payable	0	1,100	0
Overdraft due to custodian	0	2	0
Accrued investment advisory fees	73	1,541	205
Accrued supervisory and administrative fees	73	1,428	116
Accrued distribution fees	0	107	1
Accrued servicing fees	0	234	18
Total Liabilities	200,513	1,926,981	620,140

Commitments and Contingent Liabilities^

Net Assets	$364,178	$7,758,043	$519,361

Net Assets Consist of:

Paid in capital	$602,093	$8,954,884	$557,636
Distributable earnings (accumulated loss)	(237,915)	(1,196,841)	(38,275)

Net Assets	$364,178	$7,758,043	$519,361

Cost of investments in securities	$560,449	$9,129,796	$936,226
Cost of investments in Affiliates	$5,525	$21,239	$76
Cost of foreign currency held	$1,089	$5,148	$1,277
Cost or premiums of financial derivative instruments, net	$(175)	$(4,680)	$(198)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:

Institutional Class	$358,171	$5,617,096	$415,869
I-2	6,007	620,704	11,198
I-3	N/A	41,117	873
Administrative Class	N/A	307,201	N/A
Class A	N/A	976,897	88,802
Class C	N/A	31,800	2,619
Class R	N/A	163,228	N/A

Shares Issued and Outstanding:

Institutional Class	30,337	537,593	15,157
I-2	509	59,406	427
I-3	N/A	3,935	33
Administrative Class	N/A	29,401	N/A
Class A	N/A	93,495	4,055
Class C	N/A	3,043	176
Class R	N/A	15,622	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.81	$10.45	$27.44
I-2	11.81	10.45	26.23
I-3	N/A	10.45	26.42
Administrative Class	N/A	10.45	N/A
Class A	N/A	10.45	21.90
Class C	N/A	10.45	14.86
Class R	N/A	10.45	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Assets:

Investments, at value
Investments in securities*	$5,787,531	$4,406,930	$3,022,409
Investments in Affiliates	273,508	43,507	194,338
Financial Derivative Instruments
Exchange-traded or centrally cleared	15,315	8,710	4,771
Over the counter	20,318	30,887	7,417
Cash	0	798	555
Deposits with counterparty	50,159	6,407	4,558
Foreign currency, at value	2,678	6,508	7,007
Receivable for investments sold	1,757	13,249	98,550
Receivable for investments sold on a delayed-delivery basis	1,248	4,270	2,576
Receivable for TBA investments sold	558,964	543,293	352,364
Receivable for Fund shares sold	3,110	8,866	1,390
Interest and/or dividends receivable	19,225	13,019	5,875
Dividends receivable from Affiliates	873	269	821
Reimbursement receivable from PIMCO	697	321	446
Total Assets	6,735,383	5,087,034	3,703,077

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$420	$495,901	$654,839
Payable for short sales	131,040	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	25,312	8,201	4,310
Over the counter	48,440	29,712	11,506
Payable for investments purchased	1,018,907	88,886	336,774
Payable for investments in Affiliates purchased	40,102	276	851
Payable for investments purchased on a delayed-delivery basis	227	104	0
Payable for TBA investments purchased	652,587	993,881	659,659
Deposits from counterparty	43,798	39,182	9,630
Payable for Fund shares redeemed	3,622	4,517	1,075
Overdraft due to custodian	3,321	0	0
Accrued investment advisory fees	2,341	1,555	926
Accrued supervisory and administrative fees	1,370	894	501
Accrued distribution fees	6	48	0
Accrued servicing fees	23	53	6
Total Liabilities	1,971,516	1,663,210	1,680,077

Commitments and Contingent Liabilities^	0	0	0

Net Assets	$4,763,867	$3,423,824	$2,023,000

Net Assets Consist of:

Paid in capital	$4,587,068	$4,455,837	$1,901,261
Distributable earnings (accumulated loss)	176,799	(1,032,013)	121,739

Net Assets	$4,763,867	$3,423,824	$2,023,000

Cost of investments in securities	$5,367,737	$4,422,739	$2,918,405
Cost of investments in Affiliates	$273,971	$43,493	$206,024
Cost of foreign currency held	$2,631	$6,475	$6,993
Proceeds received on short sales	$131,247	$0	$0
Cost or premiums of financial derivative instruments, net	$584	$(4,225)	$(3,240)

* Includes repurchase agreements of:	$2,777,158	$557,756	$515,400

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Net Assets:

Institutional Class	$2,014,631	$1,906,344	$1,906,502
I-2	2,585,732	1,071,327	65,316
I-3	47,119	47,443	20,311
Administrative Class	N/A	133,288	N/A
Class A	107,023	209,250	30,871
Class C	9,362	25,700	N/A
Class R	N/A	30,472	N/A

Shares Issued and Outstanding:

Institutional Class	296,091	135,558	208,449
I-2	387,043	76,904	7,148
I-3	7,081	3,406	2,226
Administrative Class	N/A	9,969	N/A
Class A	16,667	15,870	3,458
Class C	1,757	2,244	N/A
Class R	N/A	2,453	N/A

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$6.80	$14.06	$9.15
I-2	6.68	13.93	9.14
I-3	6.65	13.93	9.12
Administrative Class	N/A	13.37	N/A
Class A	6.42	13.18	8.93
Class C	5.33	11.45	N/A
Class R	N/A	12.42	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:

Interest, net of foreign taxes*	$15,441	$185,427	$17,696
Dividends	21	76	4,120
Dividends from Investments in Affiliates	82	1,605	61
Total Income	15,544	187,108	21,877

Expenses:

Investment advisory fees	457	9,514	1,254
Supervisory and administrative fees	461	8,821	715
Distribution and/or servicing fees - Administrative Class	N/A	385	N/A
Distribution and/or servicing fees - Class A	N/A	1,226	109
Distribution and/or servicing fees - Class C	N/A	126	15
Distribution and/or servicing fees - Class R	N/A	417	N/A
Trustee fees	1	16	1
Interest expense	2,997	9,536	9,165
Total Expenses	3,916	30,041	11,259
Waiver and/or Reimbursement by PIMCO	0	(5)	0
Net Expenses	3,916	30,036	11,259

Net Investment Income (Loss)	11,628	157,072	10,618

Net Realized Gain (Loss):

Investments in securities	(7,843)	(35,024)	(2,430)
Investments in Affiliates	(5)	(49)	(6)
Exchange-traded or centrally cleared financial derivative instruments	(343)	3,556	(1,952)
Over the counter financial derivative instruments	(3,296)	(15,266)	(3,076)
Short sales	0	(160)	0
Foreign currency	(163)	(6,656)	(307)

Net Realized Gain (Loss)	(11,650)	(53,599)	(7,771)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(3,587)	94,994	10,373
Investments in Affiliates	1	5	0
Exchange-traded or centrally cleared financial derivative instruments	2,004	37,122	4,240
Over the counter financial derivative instruments	1,046	(10,173)	1,788
Short sales	0	193	0
Foreign currency assets and liabilities	4	(2,649)	(106)

Net Change in Unrealized Appreciation (Depreciation)	(532)	119,492	16,295

Net Increase (Decrease) in Net Assets Resulting from Operations	$(554)	$222,965	$19,142

* Foreign tax withholdings	$0	$2	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Investment Income:

Interest, net of foreign taxes*	$88,589	$96,937	$44,366
Dividends, net of foreign taxes*	107	31	1,801
Dividends from Investments in Affiliates	5,672	2,118	5,838
Total Income	94,368	99,086	52,005

Expenses:

Investment advisory fees	14,027	9,795	5,478
Supervisory and administrative fees	8,213	5,697	2,966
Distribution and/or servicing fees - Administrative Class	N/A	162	N/A
Distribution and/or servicing fees - Class A	140	261	37
Distribution and/or servicing fees - Class C	49	134	N/A
Distribution and/or servicing fees - Class R	N/A	76	N/A
Trustee fees	9	7	4
Interest expense	1,218	2,285	14,611
Total Expenses	23,656	18,417	23,096
Waiver and/or Reimbursement by PIMCO	(4,098)	(1,668)	(2,665)
Net Expenses	19,558	16,749	20,431

Net Investment Income (Loss)	74,810	82,337	31,574

Net Realized Gain (Loss):

Investments in securities	82,953	(10,532)	107,671
Investments in Affiliates	(2,053)	(17)	(14)
Exchange-traded or centrally cleared financial derivative instruments	(111,440)	(24,848)	(12,676)
Over the counter financial derivative instruments	21,041	(11,973)	(12,423)
Foreign currency	(2,402)	(37)	623

Net Realized Gain (Loss)	(11,901)	(47,407)	83,181

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	102,340	28,637	(19,043)
Investments in Affiliates	2,047	40	8,546
Exchange-traded or centrally cleared financial derivative instruments	(23,711)	51,331	28,051
Over the counter financial derivative instruments	(108,448)	(55,098)	54
Foreign currency assets and liabilities	(342)	6,976	22

Net Change in Unrealized Appreciation (Depreciation)	(28,114)	31,886	17,630

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,795	$66,816	$132,385

* Foreign tax withholdings	$0	$1	$1

* Foreign tax withholdings - Dividends	$7	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Statements of Changes in Net Assets

	PIMCO Long-Term Real Return Fund		PIMCO Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,628	$21,826	$157,072	$266,428	$10,618	$13,077
Net realized gain (loss)	(11,650)	(10,425)	(53,599)	(119,650)	(7,771)	29,607
Net change in unrealized appreciation (depreciation)	(532)	5,495	119,492	369,143	16,295	(927)

Net Increase (Decrease) in Net Assets Resulting from Operations	(554)	16,896	222,965	515,921	19,142	41,757

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(11,115)	(20,953)	(116,896)	(193,651)	(2,426)	(8,764)
I-2	(182)	(399)	(12,638)	(21,980)	(61)	(367)
I-3	N/A	N/A	(370)	(688)	(4)	(25)
Administrative Class	N/A	N/A	(6,167)	(11,106)	N/A	N/A
Class A	N/A	N/A	(18,949)	(32,862)	(494)	(2,240)
Class C	N/A	N/A	(567)	(1,198)	(15)	(104)
Class R	N/A	N/A	(3,025)	(5,017)	N/A	N/A

Tax basis return of capital
Institutional Class	N/A	N/A	N/A	(3,507)	N/A	N/A
I-2	N/A	N/A	N/A	(411)	N/A	N/A
I-3	N/A	N/A	N/A	(13)	N/A	N/A
Administrative Class	N/A	N/A	N/A	(216)	N/A	N/A
Class A	N/A	N/A	N/A	(669)	N/A	N/A
Class C	N/A	N/A	N/A	(28)	N/A	N/A
Class R	N/A	N/A	N/A	(111)	N/A	N/A

Total Distributions(a)	(11,297)	(21,352)	(158,612)	(271,457)	(3,000)	(11,500)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(34,270)	19,102	9,102	(629,354)	2,937	(60,161)

Total Increase (Decrease) in Net Assets	(46,121)	14,646	73,455	(384,890)	19,079	(29,904)

Net Assets:

Beginning of period	410,299	395,653	7,684,588	8,069,478	500,282	530,186
End of period	$364,178	$410,299	$7,758,043	$7,684,588	$519,361	$500,282

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund		PIMCO CommodityRealReturn Strategy Fund®		PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$74,810	$162,788	$82,337	$173,494	$31,574	$46,291
Net realized gain (loss)	(11,901)	(161,987)	(47,407)	52,970	83,181	(69,300)
Net change in unrealized appreciation (depreciation)	(28,114)	179,588	31,886	204,635	17,630	185,707

Net Increase (Decrease) in Net Assets Resulting from Operations	34,795	180,389	66,816	431,099	132,385	162,698

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(26,895)	(171,760)	(104,559)	(72,611)	(26,278)	(61,502)
I-2	(33,169)	(178,161)	(54,773)	(28,879)	(830)	(2,165)
I-3	(498)	(1,951)	(2,472)	(1,554)	(247)	(446)
Administrative Class	N/A	N/A	(7,075)	(3,091)	N/A	N/A
Class A	(1,326)	(9,612)	(11,192)	(6,317)	(396)	(943)
Class C	(115)	(1,025)	(1,541)	(754)	N/A	N/A
Class R	N/A	N/A	(1,692)	(806)	N/A	N/A

Total Distributions(a)	(62,003)	(362,509)	(183,304)	(114,012)	(27,751)	(65,056)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	106,926	484,559	(205,639)	(1,653,325)	98,538	(75,106)

Total Increase (Decrease) in Net Assets	79,718	302,439	(322,127)	(1,336,238)	203,172	22,536

Net Assets:

Beginning of period	4,684,149	4,381,710	3,745,951	5,082,189	1,819,828	1,797,292
End of period	$4,763,867	$4,684,149	$3,423,824	$3,745,951	$2,023,000	$1,819,828

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Statements of Cash Flows

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(554)	$19,142

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(347,597)	(564,980)
Proceeds from sales of long-term securities	406,533	566,545
(Purchases) Proceeds from sales of short-term portfolio investments, net	(5,316)	1,812
(Increase) decrease in deposits with counterparty	157	1,696
(Increase) decrease in receivable for investments sold	34,334	(10,587)
(Increase) decrease in interest and/or dividends receivable	134	(549)
(Increase) decrease in dividends receivable from Affiliates	(7)	23
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,598	2,227
Proceeds from (Payments on) over the counter financial derivative instruments	(3,483)	(3,315)
Increase (decrease) in payable for investments purchased	(34,893)	(47,354)
Increase (decrease) in deposits from counterparty	78	2,823
Increase (decrease) in accrued investment advisory fees	(6)	13
Increase (decrease) in accrued supervisory and administrative fees	(7)	5
Increase (decrease) in accrued distribution fees	0	(1)
Proceeds from short sales transactions	49,884	40,840
Payments on short sales transactions	(49,884)	(40,840)
Proceeds from (Payments on) foreign currency transactions	(159)	(413)
Net Realized (Gain) Loss
Investments in securities	7,843	2,430
Investments in Affiliates	5	6
Exchange-traded or centrally cleared financial derivative instruments	343	1,952
Over the counter financial derivative instruments	3,296	3,076
Foreign currency	163	307
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	3,587	(10,373)
Investments in Affiliates	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	(2,004)	(4,240)
Over the counter financial derivative instruments	(1,046)	(1,788)
Foreign currency assets and liabilities	(4)	106
Net amortization (accretion) on investments	(1,313)	(1,610)

Net Cash Provided by (Used for) Operating Activities	61,681	(43,047)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	28,405	126,528
Payments on shares redeemed	(74,857)	(122,332)
Cash distributions paid*	(4)	(41)
Proceeds from reverse repurchase agreements	2,826,693	8,891,362
Payments on reverse repurchase agreements	(2,842,569)	(8,853,048)
Proceeds from sale-buyback transactions	4,764	4,246
Payments on sale-buyback transactions	(4,764)	(4,246)

Net Cash Received from (Used for) Financing Activities	(62,332)	42,469

Net Increase (Decrease) in Cash and Foreign Currency	(651)	(578)

Cash and Foreign Currency:

Beginning of period	1,741	1,848
End of period	$1,090	$1,270

* Reinvestment of distributions	$11,294	$2,959

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$3,146	$9,721

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Cash Flows

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$66,816	$132,385

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(3,635,080)	(2,878,549)
Proceeds from sales of long-term securities	4,086,488	2,947,261
(Purchases) Proceeds from sales of short-term portfolio investments, net	72,322	(461,850)
(Increase) decrease in deposits with counterparty	2,866	4,569
(Increase) decrease in receivable for investments sold	207,442	248,495
(Increase) decrease in interest and/or dividends receivable	(721)	(1,165)
(Increase) decrease in dividends receivable from Affiliates	411	(105)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	26,293	13,653
Proceeds from (Payments on) over the counter financial derivative instruments	(14,776)	(15,200)
(Increase) decrease in reimbursement receivable from PIMCO	(65)	(46)
Increase (decrease) in payable for investments purchased	(312,608)	(18,189)
Increase (decrease) in deposits from counterparty	(12,102)	(2,551)
Increase (decrease) in accrued investment advisory fees	(56)	93
Increase (decrease) in accrued supervisory and administrative fees	(46)	51
Increase (decrease) in accrued distribution fees	(1)	0
Increase (decrease) in accrued servicing fees	(3)	1
Proceeds from short sales transactions	88,834	66,079
Payments on short sales transactions	(88,834)	(91,722)
Proceeds from (Payments on) foreign currency transactions	167	722
Increase (decrease) in other liabilities	(1)	0
Net Realized (Gain) Loss
Investments in securities	10,532	(107,671)
Investments in Affiliates	17	14
Exchange-traded or centrally cleared financial derivative instruments	24,848	12,676
Over the counter financial derivative instruments	11,973	12,423
Foreign currency	37	(623)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(28,637)	19,043
Investments in Affiliates	(40)	(8,546)
Exchange-traded or centrally cleared financial derivative instruments	(51,331)	(28,051)
Over the counter financial derivative instruments	55,098	(54)
Foreign currency assets and liabilities	(6,976)	(22)
Net amortization (accretion) on investments	(14,775)	(2,762)

Net Cash Provided by (Used for) Operating Activities	488,092	(159,641)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	388,971	284,636
Payments on shares redeemed	(758,102)	(211,240)
Cash distributions paid*	(27,314)	(478)
Proceeds from reverse repurchase agreements	2,198,412	13,349,274
Payments on reverse repurchase agreements	(2,292,280)	(13,025,758)
Proceeds from sale-buyback transactions	14,698	468,263
Payments on sale-buyback transactions	(14,698)	(707,742)

Net Cash Received from (Used for) Financing Activities	(490,313)	156,955

Net Increase (Decrease) in Cash and Foreign Currency	(2,221)	(2,686)

Cash and Foreign Currency:

Beginning of period	9,527	10,248
End of period	$7,306	$7,562

* Reinvestment of distributions	$155,990	$27,273

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$2,172	$13,645

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Schedule of Investments	PIMCO Long-Term Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.7%

CORPORATE BONDS & NOTES 0.5%

BANKING & FINANCE 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6	$6

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	235

			241

INDUSTRIALS 0.4%

Beignet
6.850% due 06/01/2049 «(a)		$1,800	1,800

Total Corporate Bonds & Notes (Cost $2,017)			2,041

U.S. GOVERNMENT AGENCIES 18.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920% due 01/25/2026		823	818

Federal Home Loan Mortgage Corp. REMICS
0.347% due 05/15/2035 •		22	22
4.837% due 01/15/2047 •		775	754

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.751% due 09/25/2031 •		6	6

Federal National Mortgage Association
4.000% due 07/01/2049		287	275
6.000% due 03/01/2054		3,459	3,544

Government National Mortgage Association
3.500% due 12/20/2052 - 10/20/2054		11,110	10,154

Government National Mortgage Association REMICS
4.927% due 08/20/2068 •		1,222	1,227
5.289% due 01/20/2073 •		6,759	6,800
5.549% due 11/20/2072 •		974	991

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055		16,100	15,616
5.500% due 11/01/2055		7,375	7,431
6.000% due 11/01/2055		9,500	9,704
6.500% due 11/01/2055		9,300	9,617

Total U.S. Government Agencies (Cost $66,707)			66,959

U.S. TREASURY OBLIGATIONS 106.2%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 02/15/2051		28,302	15,717
0.125% due 02/15/2052		26,922	14,608
0.250% due 02/15/2050		27,818	16,475
0.625% due 02/15/2043		31,964	24,302
0.750% due 02/15/2042		38,499	30,560
0.750% due 02/15/2045 (e)		47,793	35,675
0.875% due 02/15/2047		31,167	23,039
1.000% due 02/15/2046		25,699	19,837
1.000% due 02/15/2048		21,140	15,858
1.000% due 02/15/2049		19,371	14,308
1.375% due 02/15/2044 (e)		43,231	37,004
1.500% due 02/15/2053		36,188	28,993
2.125% due 02/15/2040		15,827	15,963
2.125% due 02/15/2041		23,787	23,786
2.125% due 02/15/2054 (e)		33,934	31,358
2.375% due 02/15/2055 (e)		22,112	21,610
0.250% due 07/15/2029		229	222
0.625% due 07/15/2032		3,224	3,053
1.375% due 07/15/2033		1,170	1,152
1.625% due 10/15/2029 (g)		7,700	7,854
1.625% due 04/15/2030 (i)		304	309
1.750% due 01/15/2034		2,627	2,641
1.875% due 07/15/2034		309	313
1.875% due 07/15/2035 (e)		1,408	1,420
2.125% due 01/15/2035 (e)		614	632

Total U.S. Treasury Obligations (Cost $426,816)			386,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%

Adjustable Rate Mortgage Trust
3.951% due 01/25/2036 ~	$7	$6

Alliance Bancorp Trust
4.752% due 07/25/2037 •	103	91

Banc of America Funding Trust
2.371% due 03/20/2036 ~	28	27
4.522% due 01/20/2047 ~	1,290	1,114
4.852% due 07/25/2037 •	543	522

Banc of America Mortgage Trust
5.533% due 11/25/2035 ~	5	4

BCAP LLC Trust
4.877% due 05/25/2047 •	122	112

Bear Stearns ALT-A Trust
4.838% due 09/25/2035 ~	123	67

Bear Stearns ALT-A Trust II
4.215% due 09/25/2047 ~	1,591	754

Bear Stearns ARM Trust
4.225% due 07/25/2036 ~	10	8
4.475% due 02/25/2036 ~	4	4

BX Trust
4.899% due 04/15/2039 •	2,109	2,106

CHL Mortgage Pass-Through Trust
6.000% due 03/25/2037	790	347
6.449% due 02/20/2036 •	26	25

CIM Trust
5.471% due 02/25/2049 •	12	12

Citigroup Mortgage Loan Trust, Inc.
4.244% due 12/25/2035 ~	127	78
4.629% due 03/25/2037 ~	100	84
5.840% due 09/25/2035 •	1	1
6.490% due 05/25/2035 •	3	3

Countrywide Alternative Loan Trust
4.753% due 02/25/2037 ~	45	39
5.153% due 12/25/2035 •	76	65

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	480	279

DSLA Mortgage Loan Trust
4.988% due 08/19/2045 •	38	34

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	24	9

GMACM Mortgage Loan Trust
3.763% due 11/19/2035 ~	24	21

IndyMac INDA Mortgage Loan Trust
4.029% due 12/25/2036 ~	401	307

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •	221	220

Merrill Lynch Mortgage Investors Trust
4.932% due 09/25/2029 •	5	5

MortgageIT Securities Corp. Mortgage Loan Trust
4.772% due 09/25/2037 •	279	212

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~	126	123

RALI Trust
4.632% due 06/25/2046 •	149	31
5.139% due 10/25/2037 ~	154	123

Residential Asset Securitization Trust
4.672% due 05/25/2035 •	153	92
5.750% due 02/25/2036	783	535
5.750% due 03/25/2037	106	31
6.500% due 06/25/2037	3,332	614

Structured Adjustable Rate Mortgage Loan Trust
4.652% due 07/25/2035 ~	35	31

Structured Asset Mortgage Investments II Trust
4.692% due 04/25/2036 •	2	2

Thornburg Mortgage Securities Trust
5.012% due 09/25/2034 •	40	38

Towd Point Mortgage Trust
5.272% due 05/25/2058 •	35	36

Wachovia Mortgage Loan Trust LLC
7.280% due 10/20/2035 ~	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates Trust
4.341% due 08/25/2036 ~	$25	$22
4.470% due 11/25/2036 ~	372	328
4.812% due 12/25/2045 •	30	28
5.677% due 09/25/2033 ~	15	15

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.000% due 06/25/2037	2,319	1,805
6.500% due 08/25/2035	9	8

Wells Fargo Mortgage-Backed Securities Trust
6.085% due 04/25/2036 ~	647	642
6.156% due 11/25/2037 ~	28	26

Total Non-Agency Mortgage-Backed Securities (Cost $14,206)		11,096

ASSET-BACKED SECURITIES 7.3%

CMBS OTHER 2.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.335% due 08/15/2034 •	380	381
5.615% due 11/15/2036 •	1,791	1,795

MF1 LLC
6.284% due 06/19/2037 •	2,489	2,489

MF1 Ltd.
5.330% due 10/16/2036 •	2,447	2,449

Starwood Ltd.
5.450% due 04/18/2038 •	1,523	1,527

		8,641

HOME EQUITY OTHER 3.1%

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •	21	8

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.826% due 06/25/2033 •	754	721

C-BASS Trust
4.392% due 11/25/2036 •	15	7

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	1,906	1,930

Citigroup Mortgage Loan Trust, Inc.
4.732% due 12/25/2036 •	65	45

Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	69	68

Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •	11	10
4.462% due 11/25/2037 •	698	668
4.522% due 02/25/2036 •	1,138	1,104
4.552% due 05/25/2035 •	9	9
5.012% due 08/25/2047 •	98	96

Credit-Based Asset Servicing & Securitization LLC
4.492% due 07/25/2037 •	399	266

Ellington Loan Acquisition Trust
5.372% due 05/25/2037 •	452	445

Fremont Home Loan Trust
4.542% due 10/25/2036 •	35	32

GSAA Trust
6.720% due 03/25/2046 þ	173	90

GSAMP Trust
5.247% due 03/25/2035 •	183	175

Home Equity Asset Trust
4.947% due 02/25/2036 •	1,029	1,012
5.127% due 08/25/2034 •	7	7

Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	67	53

JP Morgan Mortgage Acquisition Corp.
4.782% due 02/25/2036 •	447	444

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	7	7

Long Beach Mortgage Loan Trust
4.512% due 08/25/2036 •	82	33

MASTR Specialized Loan Trust
3.223% due 07/25/2035 •	765	885

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 10/25/2036 •		$71	$64

Morgan Stanley Mortgage Loan Trust
5.695% due 11/25/2036 •		589	216

Option One Mortgage Loan Trust
5.052% due 02/25/2035 •		195	187

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •		379	153

Saxon Asset Securities Trust
4.707% due 09/25/2036 •		2,175	2,079

Soundview Home Loan Trust
4.392% due 11/25/2036 •		253	68
4.452% due 07/25/2037 •		124	112
4.472% due 06/25/2037 •		292	201
4.832% due 05/25/2036 •		55	54

			11,249

WHOLE LOAN COLLATERAL 0.2%

Citigroup Mortgage Loan Trust, Inc.
4.767% due 10/25/2036 •		300	295

IndyMac INDB Mortgage Loan Trust
4.412% due 07/25/2036 •		89	28

Lehman XS Trust
4.379% due 06/25/2036 þ		35	35
6.572% due 12/25/2037 •		482	481

			839

OTHER ABS 1.6%

Avoca Static CLO I DAC
2.996% due 01/15/2035 •	EUR	1,608	1,886

LCM Loan Income Fund I Ltd.
5.617% due 04/20/2031 •		$258	258

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •	EUR	417	$490

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		$984	985

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	1,850	2,170

			5,789

Total Asset-Backed Securities (Cost $26,644)			26,518

SOVEREIGN ISSUES 6.2%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (b)	CAD	939	703

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)	EUR	248	284
0.650% due 05/15/2026 (b)		4,893	5,723
1.300% due 05/15/2028 (b)		5,379	6,399
1.800% due 05/15/2036 (b)		104	121

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (b)	JPY	195,848	1,347
0.100% due 03/10/2029 (b)		1,144,487	7,901

Mexico Udibonos
4.000% due 08/24/2034 (b)	MXN	188	10

Total Sovereign Issues (Cost $23,708)			22,488

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(c)		160,000	162

Total Preferred Securities (Cost $160)			162

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (d)	190,650	$191

Total Short-Term Instruments (Cost $191)		191

Total Investments in Securities (Cost $560,449)		516,144

INVESTMENTS IN AFFILIATES 1.5%

SHORT-TERM INSTRUMENTS 1.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%

PIMCO Short-Term Floating NAV Portfolio III	567,324	5,525

Total Short-Term Instruments (Cost $5,525)		5,525

Total Investments in Affiliates (Cost $5,525)		5,525

Total Investments 143.2% (Cost $565,974)		$521,669

Financial Derivative Instruments (f)(h) (0.0)% (Cost or Premiums, net $(175))		(170)

Other Assets and Liabilities, net (43.2)%		(157,321)

Net Assets 100.0%		$364,178

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	4.240%	09/25/2025	10/02/2025	$(1,428)	$(1,429)
BSN	4.380	09/25/2025	10/02/2025	(104,409)	(104,485)
NOM	4.280	09/18/2025	10/16/2025	(10,828)	(10,845)

Total Reverse Repurchase Agreements					$(116,759)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$(1,429)	$0	$(1,429)	$1,420	$(9)
BSN	0	(104,485)	0	(104,485)	104,098	(387)
NOM	0	(10,845)	0	(10,845)	10,637	(208)

Total Borrowings and Other Financing Transactions	$0	$(116,759)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(116,759)	$0	$0	$(116,759)

Total Borrowings	$0	$(116,759)	$0	$0	$(116,759)

Payable for reverse repurchase agreements					$(116,759)

(e)	Securities with an aggregate market value of $116,475 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(129,244) at a weighted average interest rate of 4.433%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Brent Crude June Futures	04/2026	1	$	65	$(2)	$0	$(1)
Cocoa December Futures	12/2025	1		67	(7)	0	(2)
Cocoa March Futures	03/2026	1		68	(5)	0	(2)
Copper December Futures	12/2025	1		121	10	0	(1)
Euro-Bobl December Futures	12/2025	46		6,362	2	9	0
Euro-BTP Future December Futures	12/2025	26		3,658	34	11	0
Euro-Buxl 30-Year Bond December Futures	12/2025	16		2,150	49	20	(4)
Gas Oil March Futures	03/2026	1		65	2	0	(1)
Iron Ore January Futures	01/2026	5		50	(1)	0	0
Iron Ore November Futures	11/2025	5		52	0	0	0
Japan Government 10-Year Bond December Futures	12/2025	1		918	(9)	1	(1)
Live Cattle December Futures	12/2025	3		282	1	1	0
LME Aluminum January Futures	01/2026	2		134	2	0	0
LME Aluminum November Futures	11/2025	3		201	1	0	0
LME Lead November Futures	11/2025	3		148	(1)	0	0
LME Nickel November Futures	11/2025	1		91	(1)	0	0
LME Zinc January Futures	01/2026	1		74	2	3	0
LME Zinc November Futures	11/2025	1		74	3	0	0
New York Harbor March Futures	02/2026	1		94	3	0	(1)
RBOB Gasoline March Futures	02/2026	2		157	0	0	(2)
Soybean January Futures	01/2026	2		102	(3)	0	(1)
Soybean Meal January Futures	01/2026	12		333	(10)	0	(2)
U.S. Treasury 5-Year Note December Futures	12/2025	61		6,661	6	1	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	137		16,449	320	0	(77)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	26		2,992	(16)	0	(1)
WTI Crude March Futures	02/2026	1		61	(2)	0	(1)

					$378	$46	$(99)

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Corn December Futures	12/2025	19	$	(395)	$4	$6	$0
Corn March Futures	03/2026	8		(173)	0	3	0
Cotton No. 2 December Futures	12/2025	1		(33)	1	0	0
Cotton No. 2 March Futures	03/2026	4		(135)	2	0	0
Euro-Bund December Futures	12/2025	73		(11,019)	(65)	3	(29)
Euro-Oat December Futures	12/2025	102		(14,532)	(130)	0	(35)
Gold 100 oz. December Futures	12/2025	3		(1,162)	(37)	0	(7)
Hard Red Winter Wheat December Futures	12/2025	3		(75)	5	2	0
Hard Red Winter Wheat March Futures	03/2026	2		(52)	4	1	0
Lean Hogs December Futures	12/2025	4		(142)	(3)	3	0
LME Aluminum January Futures	01/2026	3		(201)	(1)	0	0
LME Aluminum November Futures	11/2025	3		(201)	(7)	0	0
LME Lead January Futures	01/2026	3		(150)	1	1	0
LME Lead November Futures	11/2025	3		(148)	4	0	0
LME Nickel January Futures	01/2026	1		(92)	1	1	0
LME Nickel November Futures	11/2025	1		(91)	0	0	0
LME Zinc November Futures	11/2025	1		(74)	(2)	0	0
Long Guilt December Futures	12/2025	20		(2,443)	(12)	1	(11)
Natural Gas January Futures	12/2025	2		(84)	0	0	0
Natural Gas March Futures	02/2026	1		(36)	(1)	0	0
Soybean March Futures	03/2026	2		(104)	4	1	0
Soybean Meal March Futures	03/2026	2		(57)	3	0	0
Soybean Oil January Futures	01/2026	2		(60)	2	0	0
Sugar No. 11 March Futures	02/2026	9		(167)	2	0	(2)
U.S. Treasury 2-Year Note December Futures	12/2025	221		(46,056)	(54)	0	(19)
U.S. Treasury 10-Year Note December Futures	12/2025	69		(7,763)	(35)	1	0
U.S. Treasury Long-Term Bond December Futures	12/2025	156		(18,189)	(382)	39	0
Wheat December Futures	12/2025	6		(152)	13	3	0
Wheat December Futures	12/2025	4		(44)	3	1	0
Wheat March Futures	03/2026	6		(158)	5	3	0
White Sugar March Futures	02/2026	1		(23)	0	0	0

					$(675)	$69	$(103)

Total Futures Contracts					$(297)	$115	$(202)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	18,100	$(94)	$(11)	$(105)	$25	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		60,000	(1)	9	8	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		590,000	(7)	66	59	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		274,770	(15)	60	45	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		420,000	8	121	129	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	20,490	136	(117)	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,240	(16)	(29)	(45)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		9,100	(115)	(203)	(318)	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		2,100	0	2	2	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		4,200	(32)	33	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		11,692	(12)	(177)	(189)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		2,700	(25)	(92)	(117)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		2,000	139	(66)	73	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	265	328	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		5,263	(132)	(6)	(138)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,130	70	309	379	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	1,667	1,849	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	122	183	7	0
Receive	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027	EUR	3,500	0	3	3	0	(1)
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		5,500	0	4	4	0	(1)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		26,500	5	32	37	89	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	1,160	1,290	0	(10)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,348	1,349	0	(10)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	2,124	2,365	0	(17)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,180	(33)	(7)	(40)	0	(17)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(31)	(23)	0	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPTFEMU	1.380%	Maturity	03/15/2031	EUR	540	$(5)	$(110)	$(115)	$2	$0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		340	0	0	0	0	(1)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		2,600	(1)	(33)	(34)	0	(10)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,800	(6)	(14)	(20)	0	(7)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	14	14	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	53	46	7	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	1	1	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	103	103	6	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	125	130	6	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		600	3	108	111	5	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	47	47	2	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	66	70	3	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	$	4,110	1	419	420	0	(1)
Pay	CPURNSA	1.997	Maturity	07/25/2029		2,300	2	(364)	(362)	0	0
Pay	CPURNSA	1.882	Maturity	11/20/2029		9,400	10	(1,629)	(1,619)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	489	493	1	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	458	458	1	0
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP	1,700	0	(2)	(2)	0	(2)
Pay	UKRPI	3.500	Maturity	08/15/2034		1,900	11	25	36	7	0
Pay	UKRPI	3.466	Maturity	09/15/2034		800	0	11	11	2	0

Total Swap Agreements							$582	$6,360	$6,942	$224	$(89)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$119	$224	$343	$0	$(218)	$(89)	$(307)

(g)

Securities with an aggregate market value of $2,467 and cash of $1,293 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $4 and liability of $(16) for closed futures is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	14,083		$16,426	$0	$(109)
	10/2025		$3,535	CAD	4,917	0	(1)
	11/2025	CAD	4,910		$3,535	1	0

BOA	10/2025	JPY	2,174		15	0	0
	10/2025		$130	ILS	438	2	0
	10/2025		323	INR	28,535	0	(2)
	10/2025		126	JPY	18,927	2	0
	10/2025		171	KRW	236,179	0	(2)
	10/2025		55	NZD	95	0	0
	10/2025		40	PLN	143	0	0
	11/2025	JPY	18,861		$126	0	(2)
	11/2025	NZD	95		55	0	0
	11/2025		$60	ILS	200	1	0

BPS	10/2025	BRL	1,970		$370	0	0
	10/2025	CNH	4,301		604	0	0
	10/2025	IDR	13,024,366		788	8	(1)
	10/2025	INR	19,752		224	2	0
	10/2025	TWD	44,621		1,483	19	(1)
	10/2025		$360	BRL	1,970	10	0

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$954	IDR	15,757,130	$0	$(10)
	10/2025		148	JPY	21,928	1	0
	10/2025		837	KRW	1,156,302	0	(13)
	10/2025		103	PLN	374	0	0
	11/2025	IDR	2,339,592		$140	0	0
	11/2025	INR	14,241		160	0	0
	11/2025	JPY	21,851		148	0	(1)
	11/2025	KRW	126,163		90	0	0
	11/2025		$160	ILS	538	2	0
	12/2025	TWD	4,266		$142	1	0
	12/2025		$189	IDR	3,184,494	1	0

BRC	10/2025	CHF	848		$1,063	0	(3)
	10/2025	GBP	299		404	2	0
	10/2025		$1,133	CHF	909	8	0
	10/2025		1	NOK	5	0	0
	10/2025		704	PLN	2,575	4	0
	10/2025		490	ZAR	8,641	10	0
	11/2025	NOK	5		$0	0	0
	11/2025		$1,063	CHF	845	3	0
	11/2025		404	GBP	299	0	(2)
	11/2025	ZAR	1,143		$65	0	(1)

BSH	10/2025		$16	NZD	28	0	0
	11/2025	NZD	28		$16	0	0

CBK	10/2025	AUD	201		131	0	(2)
	10/2025	CNH	82		12	0	0
	10/2025	EUR	109		128	0	0
	10/2025	IDR	7,928,777		479	5	(1)
	10/2025	INR	26,717		301	0	0
	10/2025	SGD	1,506		1,173	6	0
	10/2025	THB	1,143		35	0	0
	10/2025	TWD	54,574		1,842	49	0
	10/2025		$284	IDR	4,670,574	0	(4)
	10/2025		1,271	INR	111,639	0	(15)
	10/2025		47	NOK	473	0	0
	10/2025		344	SEK	3,260	3	0
	10/2025		643	TWD	19,559	1	(1)
	10/2025	ZAR	2,955		$171	0	(1)
	11/2025	NOK	473		47	0	0
	11/2025		$86	ILS	289	1	0
	11/2025		301	INR	26,769	0	0
	12/2025	TWD	12,600		$417	1	0
	12/2025		$3,823	BRL	21,471	153	0
	12/2025		196	IDR	3,288,775	1	0
	01/2026	TWD	6,815		$226	0	0

DUB	10/2025	CNH	9,216		1,296	3	0
	10/2025	IDR	4,763,324		291	5	0
	10/2025	INR	43,382		488	0	0
	10/2025	KRW	307,414		222	3	0
	10/2025		$400	ILS	1,368	13	0
	10/2025		662	INR	58,504	0	(4)
	11/2025	ILS	1,367		$400	0	(13)
	11/2025	INR	3,538		40	0	0
	11/2025		$488	INR	43,469	0	0
	11/2025	ZAR	1,300		$74	0	(1)

FAR	10/2025	AUD	3,935		2,552	0	(51)
	10/2025	CHF	152		191	0	0
	10/2025	CNH	4,018		566	2	0
	10/2025	JPY	863,744		5,875	35	0
	10/2025		$2,832	AUD	4,337	38	0
	10/2025		1,206	INR	106,339	0	(10)
	10/2025		843	PLN	3,082	5	0
	10/2025		4,259	SGD	5,486	0	(7)
	11/2025	AUD	4,337		$2,833	0	(38)
	11/2025	SGD	5,472		4,259	6	0
	11/2025		$191	CHF	151	0	0
	12/2025	MXN	1,321		$69	0	(2)
	12/2025		$536	MXN	10,159	14	0

GLM	10/2025	CHF	29		$37	0	0
	10/2025	CNH	317		45	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	IDR	3,235,314		$194	$0	$0
	10/2025	SGD	64		50	0	0
	10/2025		$285	IDR	4,713,114	0	(3)
	10/2025		339	INR	29,702	0	(4)
	11/2025		30	ILS	100	0	0
	12/2025	MXN	374		$20	0	(1)
	12/2025		$189	IDR	3,157,957	0	0

IND	10/2025	AUD	201		$131	0	(2)

JPM	10/2025	BRL	98		18	0	(1)
	10/2025	CAD	4,912		3,554	25	0
	10/2025	IDR	9,579,588		574	0	0
	10/2025	KRW	532,072		384	5	0
	10/2025	SGD	279		217	1	0
	10/2025		$19	BRL	98	0	0
	10/2025		880	IDR	14,623,095	0	(4)
	10/2025		139	ILS	468	2	0
	10/2025		464	PLN	1,705	5	0
	10/2025		68	TWD	2,069	0	0
	10/2025		110	ZAR	1,948	3	0
	11/2025	ZAR	1,226		$69	0	(1)

MBC	10/2025	CHF	32		40	0	0
	10/2025	CNH	4,690		660	2	0
	10/2025	GBP	433		584	2	0
	10/2025	IDR	473,451		29	0	0
	10/2025	JPY	1,546		11	0	0
	10/2025	KRW	1,339,573		961	6	0
	10/2025	SEK	2,999		313	0	(6)
	10/2025	SGD	3,638		2,839	19	0
	10/2025	THB	2,699		84	0	0
	10/2025		$194	CHF	153	0	(2)
	10/2025		468	CNH	3,331	0	0
	10/2025		73	JPY	10,868	1	0
	10/2025		657	KRW	916,699	0	(3)
	10/2025		1	NOK	5	0	0
	10/2025		120	THB	3,885	0	0
	11/2025	CNH	3,323		$468	0	0
	11/2025	JPY	18,580		126	0	0
	11/2025	NOK	5		0	0	0
	11/2025		$584	GBP	433	0	(2)

MYI	10/2025	CNH	4,735		$665	1	0
	10/2025	IDR	1,929,412		117	2	0
	10/2025	JPY	9,614		65	0	0
	10/2025		$2,777	JPY	414,581	26	0
	10/2025		56	PLN	203	0	0
	10/2025		363	TWD	10,923	0	(4)
	11/2025	JPY	413,146		$2,777	0	(26)
	12/2025	TWD	10,852		363	4	0

NGF	10/2025	KRW	704,745		507	5	0
	10/2025		$256	IDR	4,233,120	0	(2)

SCX	10/2025	CNH	3,444		$485	1	0
	10/2025	GBP	150		201	0	(1)
	10/2025	IDR	4,047,787		242	0	0
	10/2025	INR	31,062		349	0	0
	10/2025	JPY	49,223		335	2	0
	10/2025	TWD	32,421		1,094	29	0
	10/2025		$286	IDR	4,696,466	0	(4)
	10/2025		644	INR	56,879	0	(5)
	11/2025	JPY	89		$1	0	0
	11/2025		$201	GBP	150	1	0
	11/2025		310	INR	27,581	0	0
	12/2025		242	IDR	4,058,017	0	0

SOG	10/2025	BRL	1,877		$352	0	(1)
	10/2025	JPY	450,730		3,065	17	0
	10/2025	NZD	123		71	0	0
	10/2025		$353	BRL	1,876	0	0
	10/2025		16,690	EUR	14,192	0	(28)
	10/2025		6,068	JPY	902,853	38	0
	11/2025	EUR	14,192		$16,724	28	0
	11/2025	JPY	899,731		6,068	0	(38)

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$352	BRL	1,903	$1	$0

SSB	10/2025		1,190	GBP	883	0	(3)

UAG	10/2025	ILS	2,411		723	0	(5)
	10/2025	NOK	499		49	0	(1)
	10/2025		$40	ILS	137	1	0
	10/2025		15	INR	1,325	0	0
	10/2025		56	PLN	203	0	0
	10/2025		120	THB	3,883	0	0
	10/2025		171	ZAR	2,955	0	0
	10/2025	ZAR	2,956		$171	0	0
	11/2025	ILS	137		40	0	(1)
	11/2025	ZAR	1,243		71	0	(1)

Total Forward Foreign Currency Contracts						$648	$(447)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(410)	$(200)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(9)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(6)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,600	(114)	(67)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,600	(114)	(68)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,100	(47)	(37)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,100	(47)	(20)

							$(347)	$(207)

Total Written Options							$(757)	$(407)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$1	$0	$0	$1	$(110)	$0	$0	$(110)	$(109)	$283	$174
BOA	5	0	0	5	(6)	0	0	(6)	(1)	0	(1)
BPS	44	0	0	44	(26)	0	0	(26)	18	0	18
BRC	27	0	0	27	(6)	(15)	0	(21)	6	0	6
CBK	220	0	0	220	(24)	0	0	(24)	196	0	196
DUB	24	0	0	24	(18)	0	0	(18)	6	0	6
FAR	100	0	0	100	(108)	0	0	(108)	(8)	0	(8)
GLM	0	0	0	0	(8)	(392)	0	(400)	(400)	(270)	(670)
IND	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
JPM	41	0	0	41	(6)	0	0	(6)	35	0	35
MBC	30	0	0	30	(13)	0	0	(13)	17	0	17
MYI	33	0	0	33	(30)	0	0	(30)	3	(38)	(35)
NGF	5	0	0	5	(2)	0	0	(2)	3	0	3
SCX	33	0	0	33	(10)	0	0	(10)	23	0	23
SOG	84	0	0	84	(67)	0	0	(67)	17	0	17
SSB	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
UAG	1	0	0	1	(8)	0	0	(8)	(7)	0	(7)

Total Over the Counter	$648	$0	$0	$648	$(447)	$(407)	$0	$(854)

(i)

Securities with an aggregate market value of $283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$34	$0	$0	$0	$85	$119
Swap Agreements	0	0	0	0	224	224

	$34	$0	$0	$0	$309	$343

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$648	$0	$648

	$34	$0	$0	$648	$309	$991

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$39	$0	$0	$0	$179	$218
Swap Agreements	0	0	0	0	89	89

	$39	$0	$0	$0	$268	$307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$447	$0	$447
Written Options	0	0	0	0	407	407

	$0	$0	$0	$447	$407	$854

	$39	$0	$0	$447	$675	$1,161

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$29	$0	$0	$0	$(7)	$22
Swap Agreements	0	0	0	0	(365)	(365)

	$29	$0	$0	$0	$(372)	$(343)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,362)	$0	$(3,362)
Written Options	0	0	0	0	66	66

	$0	$0	$0	$(3,362)	$66	$(3,296)

	$29	$0	$0	$(3,362)	$(306)	$(3,639)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$7	$0	$0	$0	$(104)	$(97)
Swap Agreements	0	0	0	0	2,101	2,101

	$7	$0	$0	$0	$1,997	$2,004

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$851	$0	$851
Written Options	0	0	0	0	195	195

	$0	$0	$0	$851	$195	$1,046

	$7	$0	$0	$851	$2,192	$3,050

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$241	$0	$241
Industrials	0	0	1,800	1,800
U.S. Government Agencies	0	66,959	0	66,959
U.S. Treasury Obligations	0	386,689	0	386,689
Non-Agency Mortgage-Backed Securities	0	11,096	0	11,096
Asset-Backed Securities
CMBS Other	0	8,641	0	8,641
Home Equity Other	0	11,249	0	11,249
Whole Loan Collateral	0	839	0	839
Other ABS	0	5,789	0	5,789
Sovereign Issues	0	22,488	0	22,488
Preferred Securities
Banking & Finance	0	162	0	162
Short-Term Instruments
Mutual Funds	0	191	0	191

	$0	$514,344	$1,800	$516,144

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,525	$0	$0	$5,525

Total Investments	$5,525	$514,344	$1,800	$521,669

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	74	265	0	339
Over the counter	0	648	0	648

	$74	$913	$0	$987

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(103)	(188)	0	(291)
Over the counter	0	(854)	0	(854)

	$(103)	$(1,042)	$0	$(1,145)

Total Financial Derivative Instruments	$(29)	$(129)	$0	$(158)

Totals	$5,496	$514,215	$1,800	$521,511

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.4%

CORPORATE BONDS & NOTES 0.9%

BANKING & FINANCE 0.4%

Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		$1,050	$1,120

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		63	61

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	4,500	1,374

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	326	43
1.000% due 10/01/2050		15,536	1,923
1.500% due 10/01/2053		97,636	12,129
2.500% due 10/01/2047		7	1

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		$550	550

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	181

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053	DKK	12	2
1.500% due 10/01/2053		19,291	2,210
2.000% due 10/01/2053		8,885	1,176
2.500% due 10/01/2047		3	0

Nykredit Realkredit AS
1.000% due 10/01/2053		33	4
1.500% due 10/01/2053		2,489	266
2.500% due 10/01/2047		18	3

Realkredit Danmark AS
1.000% due 10/01/2053		3	0
1.500% due 10/01/2053		18,038	2,312
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	600	688
1.000% due 06/24/2027 •		500	581
2.125% due 11/15/2029 •	GBP	100	125
2.875% due 04/02/2032 •	EUR	100	115
7.000% due 09/30/2027 •	GBP	300	414
7.750% due 03/01/2029 •	EUR	1,000	1,310

			26,589

INDUSTRIALS 0.5%

Beignet
6.850% due 06/01/2049 «(a)		$38,800	38,800

VMware LLC
3.900% due 08/21/2027		1,900	1,893

			40,693

Total Corporate Bonds & Notes (Cost $71,806)			67,282

U.S. GOVERNMENT AGENCIES 16.6%

Federal Home Loan Mortgage Corp.
4.000% due 03/01/2039 - 07/01/2049		22,583	21,717
4.500% due 07/01/2052 - 09/01/2052		1,362	1,329
6.195% due 09/01/2036 •		7	7
6.417% due 07/01/2036 •		22	22
6.460% due 10/01/2036 •		8	8
6.557% due 01/01/2034 •		93	95
6.727% due 06/01/2033 •		24	24
6.860% due 01/01/2034 •		25	26

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920% due 01/25/2026		259	257

Federal Home Loan Mortgage Corp. REMICS
4.837% due 01/15/2047 •		2,071	2,015
4.887% due 06/15/2047 - 08/15/2057 •		7,874	7,567
5.296% due 11/25/2054 •		41,300	41,370
5.356% due 08/25/2055 •		2,632	2,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.400% due 10/25/2055 •	$4,000	$4,009
5.506% due 02/25/2055 - 08/25/2055 •	12,283	12,332
5.556% due 02/25/2055 - 08/25/2055 •	7,433	7,473
5.656% due 09/25/2054 - 05/25/2055 •	27,129	27,122
7.000% due 10/15/2030	5	5

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	37	37
4.751% due 09/25/2031 •	73	73
5.353% due 02/25/2045 •	216	210
5.553% due 07/25/2044 •	41	40

Federal National Mortgage Association
4.000% due 08/01/2038 - 04/01/2050	4,626	4,446
4.500% due 09/01/2052 - 10/01/2052	2,069	2,018
4.840% due 11/01/2033 •	11	11
4.882% due 02/01/2034 •	3	3
4.891% due 12/01/2036 •	2	2
4.893% due 10/01/2033 •	2	2
5.420% due 06/01/2043 •	6	6
5.421% due 09/01/2044 - 10/01/2044 •	202	204
5.525% due 02/01/2032 •	3	3
5.613% due 09/01/2034 •	2	2
5.890% due 04/01/2032 •	2	2
6.191% due 04/01/2033 •	33	34

Federal National Mortgage Association REMICS
4.523% due 12/25/2036 - 07/25/2037 •	104	103
4.593% due 03/25/2036 •	33	33
4.821% due 07/25/2037 •	13	13
4.911% due 05/25/2036 •	16	16
4.916% due 02/25/2037 •	76	75
5.386% due 06/25/2055 •	36,448	36,696
5.450% due 10/25/2055 •	11,000	11,024
5.506% due 03/25/2055 •	1,719	1,726
5.536% due 08/25/2055 •	5,239	5,265
5.556% due 10/25/2053 - 07/25/2055 •	9,093	9,142
6.373% due 05/25/2035 ~	3	3

Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	2	2

Federal National Mortgage Association Trust
4.821% due 05/25/2042 •	40	40

Government National Mortgage Association
3.500% due 03/20/2052 - 06/20/2055	218,445	199,798
4.625% due 07/20/2035 •	4	4
4.750% due 12/20/2035 •	113	116

Government National Mortgage Association REMICS
4.839% due 01/20/2072 •	295	294
4.927% due 08/20/2068 •	8,310	8,344
5.166% due 08/20/2066 •	3	3
5.189% due 08/20/2072 •	277	278
5.249% due 01/20/2060 •	1,272	1,278
5.289% due 08/20/2072 - 07/20/2073 •	19,705	19,785
5.466% due 08/20/2069 •	1,075	1,086
5.489% due 05/20/2073 •	2,011	2,043
5.549% due 11/20/2072 •	4,381	4,459
5.739% due 07/20/2055 •	23,491	23,590

Government National Mortgage Association, TBA
3.500% due 11/01/2055	7,000	6,382

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2055	515,300	499,627
5.500% due 11/01/2055	64,300	64,792
6.000% due 11/01/2055	189,600	193,671
6.500% due 11/01/2055	63,600	65,770

Total U.S. Government Agencies (Cost $1,293,509)		1,290,577

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 80.4%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051	$62,417	$34,662
0.125% due 02/15/2052	56,745	30,790
0.250% due 02/15/2050	103,872	61,518
0.625% due 02/15/2043	80,393	61,121
0.750% due 02/15/2042	195,529	155,210
0.750% due 02/15/2045	166,947	124,615
0.875% due 02/15/2047	189,377	139,992
1.000% due 02/15/2046	187,546	144,765
1.000% due 02/15/2048	66,271	49,712
1.000% due 02/15/2049	45,521	33,623
1.375% due 02/15/2044	202,306	173,168
1.500% due 02/15/2053 (j)	13,693	10,970
1.750% due 01/15/2028	294,600	299,526
2.125% due 02/15/2040	86,774	87,517
2.125% due 02/15/2041	60,697	60,694
2.125% due 02/15/2054	63,258	58,455
2.375% due 01/15/2027 (h)	2,766	2,815
2.375% due 02/15/2055	79,849	78,037
2.500% due 01/15/2029 (h)	104,832	109,573
3.375% due 04/15/2032 (j)	14,195	15,895
3.625% due 04/15/2028	297,719	316,836
3.875% due 04/15/2029	281,185	307,515
0.125% due 07/15/2026 (h)	226,154	225,381
0.125% due 10/15/2026	168,693	167,776
0.125% due 04/15/2027	67,502	66,581
0.125% due 01/15/2030	60,455	57,736
0.125% due 07/15/2030	152,551	145,090
0.125% due 01/15/2031	330,477	310,424
0.125% due 07/15/2031	247,052	230,791
0.125% due 01/15/2032	140,597	129,504
0.250% due 07/15/2029	193,005	187,288
0.375% due 01/15/2027 (j)	461	458
0.375% due 07/15/2027 (h)	55,516	55,149
0.500% due 01/15/2028 (h)	56,669	56,023
0.625% due 07/15/2032	383,460	363,067
0.750% due 07/15/2028	63,602	63,321
0.875% due 01/15/2029	81,458	80,858
1.125% due 01/15/2033	97,926	94,943
1.250% due 04/15/2028	91,756	92,124
1.375% due 07/15/2033	325,045	320,161
1.625% due 10/15/2027 (h)	73,607	74,803
1.625% due 10/15/2029	49,791	50,791
1.625% due 04/15/2030	255,824	259,827
1.750% due 01/15/2034	66,311	66,648
1.875% due 07/15/2034	303,920	308,461
1.875% due 07/15/2035	150,501	151,766
2.125% due 04/15/2029	100,782	104,052
2.125% due 01/15/2035	186,703	192,266
2.375% due 10/15/2028 (h)	28,159	29,337

Total U.S. Treasury Obligations (Cost $6,691,363)		6,241,635

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Adjustable Rate Mortgage Trust
4.755% due 10/25/2035 ~	34	32
6.972% due 08/25/2035 ~	53	53

Alliance Bancorp Trust
4.752% due 07/25/2037 •	2,733	2,403

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •	186	165
4.482% due 10/25/2046 •	3,849	1,928

Banc of America Funding Trust
4.522% due 01/20/2047 ~	2,127	1,837
4.971% due 01/20/2047 ~	60	52
6.253% due 10/25/2036 þ	70	62
6.337% due 01/25/2037 þ	69	65
6.388% due 04/25/2037 þ	55	47

Banc of America Mortgage Trust
5.487% due 07/25/2035 ~	81	78
5.533% due 11/25/2035 ~	177	159

BCAP LLC Trust
4.563% due 04/26/2036 ~	1,003	908
4.612% due 01/25/2037 •	632	591

Bear Stearns ALT-A Trust
4.126% due 08/25/2036 ~	300	200

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.467% due 11/25/2036 ~	$489	$278
4.774% due 08/25/2036 ~	188	119
4.838% due 09/25/2035 ~	32	18
5.425% due 05/25/2035 ~	11	10

Bear Stearns ALT-A Trust II
4.215% due 09/25/2047 ~	2,565	1,216

Bear Stearns ARM Trust
4.208% due 05/25/2047 ~	313	282
4.225% due 07/25/2036 ~	374	321
4.475% due 02/25/2036 ~	63	58
4.812% due 11/25/2030 ~	20	20
5.777% due 02/25/2034 ~	154	145
5.912% due 11/25/2034 ~	18	17
5.923% due 01/25/2034 ~	63	60
6.142% due 10/25/2035 ~	129	129
6.513% due 01/25/2034 ~	189	189

Chase Mortgage Finance Trust
4.739% due 12/25/2035 ~	27	26
5.769% due 02/25/2037 ~	23	23
6.522% due 02/25/2037 ~	5	5

ChaseFlex Trust
4.772% due 06/25/2035 •	167	71

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.452% due 07/25/2036 •	108	102

CHL Mortgage Pass-Through Trust
4.228% due 03/25/2037 ~	68	59
4.327% due 02/25/2047 ~	86	79
4.462% due 11/25/2037 ~	814	772
4.747% due 10/20/2035 ~	7,291	6,898
4.852% due 04/25/2035 •	151	145
4.912% due 03/25/2035 •	4	4
5.097% due 11/25/2034 ~	3	3
5.500% due 11/25/2035	68	35
5.500% due 04/25/2038	60	61
6.000% due 04/25/2036	1,119	526
6.000% due 03/25/2037	3,353	1,473
6.866% due 01/20/2035 ~	5	5

CIM Trust
5.471% due 02/25/2049 •	67	65

Citigroup Global Markets Mortgage Securities VII, Inc.
6.500% due 09/25/2033	92	44

Citigroup Mortgage Loan Trust, Inc.
4.487% due 09/25/2037 ~	100	92
5.094% due 07/25/2046 ~	303	289
5.840% due 09/25/2035 •	7	7
6.490% due 05/25/2035 •	27	27
6.751% due 03/25/2034 ~	30	28

Countrywide Alternative Loan Trust
4.430% due 02/20/2047 •	36	29
4.445% due 12/20/2046 •	2,102	1,853
4.670% due 03/20/2046 •	83	78
4.670% due 07/20/2046 •	1,774	1,506
4.753% due 02/25/2037 ~	901	798
4.890% due 11/20/2035 •	148	141
4.972% due 10/25/2035 •	59	38
5.000% due 07/25/2035	69	37
5.153% due 12/25/2035 •	320	276
5.500% due 11/25/2035	13	11
5.750% due 05/25/2036	947	336
6.000% due 01/25/2037	2,823	1,397
6.000% due 02/25/2037	58	22
6.000% due 04/25/2037	1,010	848
6.500% due 08/25/2032	16	16

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	152	23

CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ	337	94

CSMC Trust
1.841% due 10/25/2066 ~	6,344	5,804

First Horizon Alternative Mortgage Securities Trust
5.099% due 09/25/2034 ~	18	18
5.856% due 06/25/2034 ~	113	113
6.000% due 02/25/2037	639	230
6.250% due 08/25/2037	139	47

First Horizon Mortgage Pass-Through Trust
6.002% due 08/25/2035 ~	170	114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GreenPoint MTA Trust
4.712% due 06/25/2045 •		$165	$150

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	51	58

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		$9	8
4.431% due 04/25/2035 ~		19	16
4.480% due 11/25/2035 ~		176	149
4.977% due 11/25/2035 ~		55	53
5.010% due 07/25/2035 ~		56	54

HarborView Mortgage Loan Trust
4.628% due 09/19/2037 •		110	96
4.688% due 05/19/2035 •		3	3
4.728% due 03/19/2036 •		309	286
4.748% due 01/19/2036 •		891	578
4.868% due 11/19/2035 •		207	134
4.868% due 08/19/2045 •		57	54
4.930% due 06/20/2035 •		108	104
5.149% due 01/19/2035 ~		88	83
5.932% due 04/19/2034 ~		40	37

HomeBanc Mortgage Trust
4.682% due 04/25/2037 ~		341	308

IndyMac INDA Mortgage Loan Trust
3.199% due 11/25/2035 ~		113	85
3.644% due 08/25/2036 ~		240	187
5.062% due 11/25/2035 ~		1	1

IndyMac INDB Mortgage Loan Trust
4.872% due 11/25/2035 •		105	60

IndyMac INDX Mortgage Loan Trust
3.369% due 01/25/2036 ~		21	19
3.462% due 06/25/2036 ~		134	116
3.656% due 10/25/2035 ~		81	65
3.686% due 08/25/2035 ~		153	113
4.512% due 07/25/2036 •		444	438
4.572% due 06/25/2037 •		252	86
4.580% due 12/25/2034 ~		28	26
4.672% due 06/25/2046 •		779	698
4.752% due 07/25/2035 •		174	161
4.832% due 07/25/2035 •		191	140
4.954% due 10/25/2034 ~		175	167

JP Morgan Alternative Loan Trust
4.732% due 03/25/2036 •		674	638
4.732% due 12/25/2036 •		8,793	7,827
6.000% due 12/27/2036		102	50

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •		1,681	1,676

JP Morgan Mortgage Trust
4.983% due 11/25/2035 ~		77	60
5.125% due 10/25/2035 ~		44	30
5.204% due 07/25/2035 ~		54	52
5.561% due 08/25/2035 ~		2	2
5.583% due 02/25/2035 ~		1	1
5.751% due 06/25/2036 ~		11	8
5.913% due 07/25/2035 ~		8	8
6.037% due 08/25/2035 ~		70	67
6.193% due 07/25/2035 ~		4	4

Lehman XS Trust
4.632% due 12/25/2036 •		624	616
4.772% due 08/25/2037 •		1,344	1,320

Luminent Mortgage Trust
4.632% due 12/25/2036 •		131	127

MASTR Adjustable Rate Mortgages Trust
4.247% due 12/25/2033 ~		1	1
4.482% due 04/25/2046 •		615	570
5.321% due 12/25/2033 ~		119	111
5.578% due 11/21/2034 ~		71	68

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •		915	83

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •		12	12
5.005% due 09/15/2030 •		3	2

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705% due 12/15/2030 •		21	20
4.745% due 06/15/2030 •		11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 08/15/2032 •	$30	$30
5.137% due 10/20/2029 •	11	11

Merrill Lynch Mortgage Investors Trust
4.772% due 11/25/2035 •	83	80
4.774% due 03/25/2030 •	8	7
4.890% due 09/25/2035 ~	51	40
4.974% due 11/25/2029 •	2	2
5.275% due 06/25/2037 ~	95	91
5.341% due 12/25/2034 ~	88	83
5.457% due 02/25/2035 ~	95	86
6.054% due 02/25/2033 ~	174	162
6.071% due 05/25/2036 ~	3	3
6.187% due 02/25/2034 ~	260	248

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	167	57

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	11,208	10,839
4.500% due 05/25/2058 ~	1,747	1,711

New York Mortgage Trust
4.805% due 05/25/2036 ~	40	33

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	4	0
6.320% due 03/25/2047 þ	147	139
6.638% due 03/25/2047 þ	136	129

RALI Trust
4.572% due 08/25/2035 •	35	24
4.632% due 06/25/2046 •	2,476	520
4.832% due 12/25/2045 •	625	381
5.139% due 10/25/2037 ~	2,599	2,081
5.513% due 09/25/2045 •	61	52

Residential Asset Securitization Trust
4.672% due 05/25/2035 •	3,812	2,291
4.672% due 01/25/2046 •	55	15
5.500% due 06/25/2033	32	32
6.500% due 06/25/2037	1,791	330

Sequoia Mortgage Trust
4.650% due 07/20/2036 •	308	267

Sequoia Mortgage Trust 10
5.010% due 10/20/2027 •	3	3
5.050% due 10/20/2027 •	4	4

Sequoia Mortgage Trust 11
5.150% due 12/20/2032 •	11	9

Sequoia Mortgage Trust 5
4.948% due 10/19/2026 •	5	5

Structured Adjustable Rate Mortgage Loan Trust
4.260% due 09/25/2036 ~	267	180
4.461% due 11/25/2035 ~	25	23
4.529% due 08/25/2035 ~	37	32
4.592% due 10/25/2035 •	217	209
4.944% due 09/25/2035 ~	105	94
5.553% due 01/25/2035 •	9	8
5.945% due 10/25/2037 •	129	118
6.336% due 02/25/2034 ~	46	45

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •	57	22
4.692% due 04/25/2036 •	139	127
4.692% due 05/25/2036 •	1,263	891
4.732% due 02/25/2036 •	116	95
4.748% due 07/19/2035 •	164	160
4.892% due 12/25/2035 •	89	76
4.908% due 10/19/2034 •	20	19
4.948% due 03/19/2034 •	41	39

Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •	16	15

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.494% due 01/25/2034 ~	1	1
6.555% due 06/25/2033 ~	9	9

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	1,230	31

WaMu Mortgage Pass-Through Certificates Trust
3.411% due 05/25/2037 ~	697	574
3.712% due 04/25/2037 ~	395	357
3.714% due 01/25/2037 ~	538	467
3.949% due 12/25/2046 •	865	749
4.108% due 02/25/2037 ~	150	129
4.198% due 02/27/2034 •	145	141

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.341% due 08/25/2036 ~	$61	$55
4.357% due 12/25/2036 ~	377	346
4.400% due 02/25/2037 ~	703	629
4.640% due 12/25/2035 ~	11	10
4.680% due 09/25/2035 ~	85	81
4.732% due 04/25/2045 •	3	3
4.852% due 07/25/2045 •	156	150
4.852% due 10/25/2045 •	70	70
4.853% due 03/25/2047 •	1,789	1,586
4.912% due 07/25/2045 •	6	6
4.923% due 05/25/2047 •	301	267
4.932% due 01/25/2045 •	33	33
4.952% due 01/25/2045 •	289	287
4.961% due 03/25/2035 ~	22	22
5.051% due 12/25/2035 ~	87	82
5.055% due 12/25/2035 ~	695	661
5.072% due 10/25/2044 •	94	90
5.133% due 06/25/2046 •	32	30
5.153% due 02/25/2046 •	250	230
5.353% due 11/25/2042 •	11	10
5.372% due 07/25/2044 •	355	347
5.553% due 06/25/2042 •	20	19
5.771% due 06/25/2033 ~	90	91
5.781% due 03/25/2033 ~	2	2
6.187% due 03/25/2034 ~	17	17

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
5.123% due 05/25/2046 •	647	573
6.000% due 06/25/2037	3,734	2,907
6.500% due 08/25/2035	145	124

Wells Fargo Mortgage-Backed Securities Trust
6.085% due 04/25/2036 ~	234	232
6.481% due 12/28/2037 ~	1,007	916
6.792% due 10/25/2036 ~	7	7

Total Non-Agency Mortgage-Backed Securities (Cost $100,551)		88,266

ASSET-BACKED SECURITIES 7.7%

CMBS OTHER 0.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •	3,017	3,023

BDS LLC
5.934% due 03/19/2039 •	3,566	3,573

LoanCore Issuer Ltd.
5.931% due 01/17/2037 •	7,238	7,258

M360 Ltd.
5.750% due 11/22/2038 •	112	110

MF1 LLC
6.284% due 06/19/2037 •	11,586	11,589

MF1 Ltd.
5.330% due 10/16/2036 •	771	771
5.350% due 07/16/2036 •	106	106

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	7,577	7,596

		34,026

HOME EQUITY OTHER 1.4%

ABFC Trust
4.972% due 06/25/2034 •	1,629	1,641
5.247% due 06/25/2033 •	105	105

ACE Securities Corp. Home Equity Loan Trust
5.052% due 04/25/2034 •	261	249
5.322% due 12/25/2033 •	419	421

Aegis Asset-Backed Securities Trust
4.917% due 12/25/2035 •	1,588	1,500

Argent Mortgage Loan Trust
4.752% due 05/25/2035 •	1,021	930

Argent Securities Trust
4.572% due 07/25/2036 •	2,308	2,090
4.592% due 05/25/2036 •	1,076	258

Bear Stearns Asset-Backed Securities Trust
5.247% due 06/25/2034 •	38	43

Carrington Mortgage Loan Trust
4.752% due 06/25/2036 •	2,828	2,723
4.872% due 01/25/2036 •	1,087	1,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	$8,190	$8,294

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.217% due 10/25/2034 •	69	68

Citigroup Mortgage Loan Trust, Inc.
4.732% due 12/25/2036 •	2,634	1,802

Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	3,550	3,514
5.472% due 10/25/2035 •	76	75

Countrywide Asset-Backed Certificates Trust
4.412% due 08/25/2037 •	140	128
4.462% due 11/25/2037 •	5,446	5,213
4.522% due 02/25/2036 •	387	376
5.012% due 08/25/2047 •	537	527
5.052% due 11/25/2034 •	255	247
5.805% due 04/25/2036 ~	264	247
5.997% due 11/25/2034 •	2,533	2,296

Credit-Based Asset Servicing & Securitization LLC
3.475% due 06/25/2035 •	330	322

Fremont Home Loan Trust
4.542% due 10/25/2036 •	1,648	1,506

GSAA Trust
6.720% due 03/25/2046 þ	1,053	551

GSAMP Trust
4.412% due 12/25/2036 •	1,583	847
4.642% due 03/25/2047 •	2,779	2,105
5.247% due 03/25/2035 •	2,046	1,963

Home Equity Asset Trust
4.887% due 04/25/2036 •	336	334
4.947% due 02/25/2036 •	5,596	5,506
5.127% due 08/25/2034 •	361	359

HSI Asset Securitization Corp. Trust
4.812% due 02/25/2036 •	540	534

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	54	54

Merrill Lynch Mortgage Investors Trust
4.107% due 11/25/2037 •	8,865	2,800
4.432% due 09/25/2037 •	68	13
4.512% due 02/25/2037 •	99	28

Morgan Stanley ABS Capital I, Inc. Trust
4.492% due 10/25/2036 •	1,432	630
4.502% due 10/25/2036 •	105	55
4.612% due 03/25/2037 •	397	169
4.932% due 01/25/2035 •	109	106
5.052% due 01/25/2035 •	152	154
5.187% due 07/25/2034 •	202	205
5.322% due 06/25/2035 •	6,500	6,067

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.622% due 02/25/2033 •	154	165

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	94	46
6.000% due 02/25/2037 ~	73	40

New Century Home Equity Loan Trust
5.037% due 02/25/2035 •	740	723
5.622% due 03/25/2033 •	346	335

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.707% due 03/25/2036 •	430	430

NovaStar Mortgage Funding Trust
4.612% due 11/25/2036 •	1,189	368

Option One Mortgage Loan Trust
4.512% due 04/25/2037 •	6,236	3,061

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.007% due 09/25/2035 •	868	854
5.202% due 05/25/2035 •	8,391	7,972
5.322% due 10/25/2034 •	1,301	1,288
5.997% due 02/25/2035 •	1,636	1,512

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •	29,734	11,977

Residential Asset Securities Corporation Trust
4.752% due 08/25/2036 •	3,241	2,881

Saxon Asset Securities Trust
0.000% due 05/25/2035 •	224	219

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.582% due 09/25/2037 •		$51	$49
4.707% due 09/25/2036 •		725	693
4.992% due 11/25/2037 •		1,915	1,659

Securitized Asset-Backed Receivables LLC Trust
4.592% due 07/25/2036 •		2,909	961

Soundview Home Loan Trust
4.452% due 07/25/2037 •		2,349	2,132

Structured Asset Investment Loan Trust
4.977% due 03/25/2034 •		98	103
4.992% due 04/25/2033 •		46	49

Structured Asset Securities Corp.
4.977% due 02/25/2035 •		248	248

Structured Asset Securities Corp. Mortgage Loan Trust
4.572% due 04/25/2036 •		17,258	14,535
4.842% due 10/25/2036 •		1,034	1,030

Wells Fargo Home Equity Asset-Backed Securities Trust
6.672% due 12/25/2034 •		237	237

			111,687

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		3,571	3,399

WHOLE LOAN COLLATERAL 0.6%

Citigroup Mortgage Loan Trust, Inc.
4.767% due 10/25/2036 •		17,188	16,936
4.947% due 03/25/2037 •		1,124	1,128

First Franklin Mortgage Loan Trust
4.377% due 10/25/2036 •		1,128	1,042
4.977% due 11/25/2036 •		9,455	9,282

IndyMac INDB Mortgage Loan Trust
4.412% due 07/25/2036 •		3,637	1,146

Lehman XS Trust
4.379% due 06/25/2036 þ		2,462	2,422
4.592% due 05/25/2036 •		2,029	1,779
6.572% due 12/25/2037 •		7,150	7,142

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.072% due 04/25/2035 •		1,000	991

			41,868

OTHER ABS 5.2%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		1,700	1,702

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		2,300	2,302

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		2,100	2,103

522 Funding CLO Ltd.
5.519% due 10/23/2034 •		1,750	1,753
5.627% due 10/20/2031 •		2,208	2,210

AlbaCore Euro CLO IV DAC
3.269% due 07/15/2035 •	EUR	1,000	1,175

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •		$500	501

Apidos CLO XXIV Ltd.
5.537% due 10/20/2030 •		522	523

Arbour CLO VI DAC
3.186% due 11/15/2037 •	EUR	800	941

Arbour CLO VII DAC
3.194% due 12/15/2038 •		4,200	4,938

ARES European CLO X DAC
2.806% due 10/15/2031 •		2,647	3,107

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •		$2,600	2,609

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		4,700	4,706

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		4,800	4,808

Atlantic Avenue Ltd.
5.585% due 01/20/2035 •		4,750	4,756

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund X Ltd.
5.669% due 01/15/2031 •		$31	$31

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •		1,891	1,894

Bain Capital Credit CLO Ltd.
5.469% due 10/23/2034 •		500	501
5.482% due 07/17/2035 •		1,600	1,606
5.525% due 10/20/2034 •		4,400	4,407
5.548% due 07/16/2034 •		2,900	2,904

Barings CLO Ltd.
5.577% due 01/20/2031 •		485	486

BBAM European CLO I DAC
2.865% due 07/22/2034 •	EUR	1,000	1,176

Black Diamond CLO DAC
2.884% due 01/20/2032 •		8	10

BlackRock European CLO III DAC
2.904% due 07/19/2035 •		1,000	1,172

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		4,924	5,785

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •		$1,932	1,935

BlueMountain CLO XXII Ltd.
5.659% due 07/15/2031 •		1,981	1,984

BlueMountain Fuji EUR CLO V DAC
2.936% due 01/15/2033 •	EUR	875	1,028

Bosphorus CLO V DAC
3.039% due 12/12/2032 •		1,233	1,450

Bosphorus CLO VI DAC
2.876% due 05/25/2034 •		21,600	25,349

Cairn CLO X DAC
3.059% due 10/15/2031 •		2,505	2,943

Canyon CLO Ltd.
5.398% due 07/15/2034 •		$1,000	1,001

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		5,800	5,826

Capital Street Master Trust
5.724% due 10/16/2028 •		4,500	4,515

Carlyle Global Market Strategies CLO Ltd.
5.545% due 07/20/2032 •		1,382	1,384

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •	EUR	2,110	2,478

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		$3,125	3,129

Catamaran CLO Ltd.
5.694% due 04/22/2030 •		725	726

Cedar Funding V CLO Ltd.
5.684% due 07/17/2031 •		1,294	1,296

CIFC European Funding CLO III DAC
3.076% due 01/15/2034 •	EUR	2,300	2,704

CIFC Funding Ltd.
5.530% due 10/24/2030 •		$3,298	3,303

Contego CLO IV DAC
2.611% due 01/23/2030 •	EUR	3,776	4,436

Cumulus Static CLO DAC
3.236% due 11/15/2033 •		2,860	3,360

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •		397	465

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		7,214	8,469

CVC Cordatus Loan Fund XXI DAC
2.989% due 09/22/2034 •		2,500	2,939

CVC Cordatus Opportunity Loan Fund-R DAC
2.876% due 08/15/2033 •		9,523	11,184

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •		10,601	12,422

Dryden 35 Euro CLO DAC
3.243% due 01/17/2033 •		755	886

Dryden 44 Euro CLO DAC
2.906% due 04/15/2034 •		900	1,057

Dryden 52 Euro CLO DAC
2.896% due 05/15/2034 •		6,095	7,145

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •		$1,432	$1,433

Dryden 60 CLO Ltd.
5.629% due 07/15/2031 •		575	576

Dryden 64 CLO Ltd.
5.561% due 04/18/2031 •		844	845

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		3,100	3,103

Elevation CLO Ltd.
5.448% due 07/25/2034 •		2,300	2,304

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •	EUR	1,593	1,870

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(a)		$2,100	2,100

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •		4,445	4,450

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •		1,000	1,002

GreenSky Home Improvement Issuer Trust
4.930% due 06/25/2060		698	701

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •		3,218	3,227

Harvest CLO XVI DAC
2.666% due 10/15/2031 •	EUR	751	883

Harvest CLO XXI DAC
2.786% due 07/15/2031 •		1,352	1,588

Hayfin Emerald CLO V DAC
3.244% due 11/17/2037 •		4,000	4,702

Hayfin Emerald CLO XIV DAC
3.205% due 01/22/2039 •		5,700	6,710

Henley CLO VI DAC
2.939% due 06/10/2034 •		3,100	3,645

Henley CLO VII DAC
2.929% due 04/25/2034 •		2,600	3,056

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •		$2,390	2,390
5.647% due 04/21/2031 •		43	43

Invesco Euro CLO I DAC
2.676% due 07/15/2031 •	EUR	704	827

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •		4,700	5,523

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		$3,800	3,804

Jubilee CLO DAC
2.676% due 04/15/2031 •	EUR	7,857	9,231

KKR CLO 11 Ltd.
5.759% due 01/15/2031 •		$636	637

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		4,700	4,700

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		346	347

LCM 35 Ltd.
5.398% due 10/15/2034 •		2,300	2,303

Madison Park Euro Funding IX DAC
2.906% due 07/15/2035 •	EUR	1,331	1,563

Madison Park Euro Funding VIII DAC
2.846% due 04/15/2032 •		11,843	13,920

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		$4,600	4,605

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		1,900	1,904

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •	EUR	2,561	3,010

Marathon CLO XIII Ltd.
5.518% due 04/15/2032 •		$1,127	1,129

Marble Point CLO XXII Ltd.
5.538% due 07/25/2034 •		2,200	2,203

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		3,400	3,406

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •		2,700	2,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		$3,200	$3,204

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •		3,000	3,000

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		1,232	1,233

Oak Hill European Credit Partners VII DAC
2.764% due 10/20/2031 •	EUR	3,740	4,391

Ocean Trails CLO 8
5.608% due 07/15/2034 •		$2,400	2,404

OCP Euro CLO DAC
3.264% due 07/20/2036 •	EUR	4,900	5,771

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		$2,800	2,805

OZLM XXIV Ltd.
5.747% due 07/20/2032 •		2,479	2,484

Palmer Square European CLO DAC
2.956% due 04/15/2035 •	EUR	2,800	3,292

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(a)		3,900	4,579
3.006% due 08/15/2033 •		3,653	4,284
3.026% due 05/15/2034 •		4,705	5,516
3.036% due 05/15/2034 •		2,104	2,466

Parallel Ltd.
5.428% due 07/15/2034 •		$1,600	1,601

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		2,200	2,201

Pikes Peak CLO 2
5.549% due 10/11/2034 •		4,200	4,205

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		557	558

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		3,200	3,212

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •	EUR	1,100	1,296

Romark CLO Ltd.
5.611% due 10/23/2030 •		$1,172	1,173

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		3,100	3,107

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •		323	324

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	2,773	3,258

Sound Point CLO IX Ltd.
5.797% due 07/20/2032 •		$5,496	5,498

Sounds Point CLO IV-R Ltd.
5.741% due 04/18/2031 •		1,000	1,001

St. Paul’s CLO II DAC
2.919% due 10/25/2035 •	EUR	900	1,056

St. Paul’s CLO IV DAC
2.769% due 04/25/2030 •		3,580	4,205

St. Paul’s CLO X DAC
2.795% due 04/22/2035 •		3,683	4,308

St. Pauls CLO
3.113% due 01/17/2032 •		3,691	4,338

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		$6,700	6,710

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		246	246

Tralee CLO V Ltd.
5.405% due 10/20/2034 •		2,000	2,002

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(a)		2,000	2,000

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		3,200	3,200

UPX HIL Issuer Trust
5.160% due 01/25/2047		2,885	2,899

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •		435	435

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •		2,500	2,504

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •		$730	$731

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		2,000	2,000

Voya CLO Ltd.
5.525% due 07/20/2032 •		425	425
5.559% due 06/07/2030 •		80	80
5.789% due 10/15/2030 •		228	228

Voya Euro CLO IV DAC
2.996% due 10/15/2034 •	EUR	2,500	2,939

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •		$2,700	2,706
5.900% due 04/25/2034 •		5,100	5,108

Wind River CLO Ltd.
5.122% due 07/20/2034 •		4,200	4,201

			403,147

Total Asset-Backed Securities (Cost $594,546)			594,127

SOVEREIGN ISSUES 4.5%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (d)	CAD	39,425	29,531

French Republic Government Bonds OAT
0.100% due 03/01/2026 (d)	EUR	83,842	98,071
0.100% due 07/25/2031 (d)		16,648	18,530
0.100% due 07/25/2038 (d)		120	114

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,615	23,560
1.800% due 05/15/2036 (d)		8,611	10,058

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (d)	JPY	10,091,159	69,396
0.100% due 03/10/2029 (d)		13,845,139	95,587

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bonds
5.850% due 07/02/2032		$1,800	$1,861
6.625% due 01/29/2038		1,700	1,791

Mexico Udibonos
4.000% due 08/24/2034 (d)	MXN	2,728	143

Total Sovereign Issues (Cost $366,262)			348,642

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		6,580,000	6,655

Total Preferred Securities (Cost $6,580)			6,655

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)		1,082,277	1,082

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
4.014% due 10/30/2025 - 01/27/2026 (b)(c)(j)		$4,132	4,097

Total Short-Term Instruments (Cost $5,179)			5,179

Total Investments in Securities (Cost $9,129,796)			8,642,363

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	2,181,306	$21,244

Total Short-Term Instruments (Cost $21,239)		21,244

Total Investments in Affiliates (Cost $21,239)		21,244

Total Investments 111.7% (Cost $9,151,035)		$8,663,607

Financial Derivative Instruments (g)(i) (0.1)% (Cost or Premiums, net $(4,680))		(8,497)

Other Assets and Liabilities, net (11.6)%		(897,067)

Net Assets 100.0%		$7,758,043

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	0.510%	08/01/2025	11/04/2025	JPY (8,853,836)	$(59,921)

Total Reverse Repurchase Agreements					$(59,921)

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$0	$(59,921)	$0	$(59,921)	$60,725	$804

Total Borrowings and Other Financing Transactions	$0	$(59,921)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$0	$(59,921)	$0	$(59,921)

Total Borrowings	$0	$0	$(59,921)	$0	$(59,921)

Payable for reverse repurchase agreements					$(59,921)

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(571,210) at a weighted average interest rate of 2.650%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee March Futures	03/2026	7	$	942	$205	$9	$0
Brent Crude June Futures	04/2026	19		1,235	(21)	0	(15)
Carbon Emissions December Futures	12/2025	14		1,245	(4)	12	(17)
Cocoa December Futures	12/2025	12		810	(95)	0	(30)
Cocoa March Futures	03/2026	15		1,019	(71)	0	(33)
Copper December Futures	12/2025	14		1,700	(221)	1	(11)
Euro-Bobl December Futures	12/2025	114		15,768	4	21	0
Euro-BTP Future December Futures	12/2025	927		130,427	1,166	414	0
Euro-Buxl 30-Year Bond December Futures	12/2025	320		43,010	961	398	(83)
Gas Oil March Futures	03/2026	30		1,959	51	0	(15)
Iron Ore January Futures	01/2026	187		1,888	(34)	9	0
Iron Ore November Futures	11/2025	45		(249)	(11)	0	(14)
Japan Government 10-Year Bond December Futures	12/2025	14		12,855	(125)	10	(10)
Live Cattle December Futures	12/2025	48		4,508	36	19	0
LME Aluminum January Futures	01/2026	2		134	2	0	(22)
LME Aluminum November Futures	11/2025	41		2,748	21	0	0
LME Lead November Futures	11/2025	53		2,612	(17)	0	0
LME Nickel January Futures	01/2026	1		92	0	0	0
LME Nickel November Futures	11/2025	9		818	(8)	0	0
LME Zinc January Futures	01/2026	33		2,443	43	46	(3)
LME Zinc November Futures	11/2025	33		2,455	154	34	0
New York Harbor March Futures	02/2026	29		2,733	18	0	(27)
Palladium December Futures	12/2025	4		515	7	0	(1)
Platinum January Futures	01/2026	12		963	152	0	(16)
RBOB Gasoline March Futures	02/2026	36		2,832	(18)	0	(31)
Silver December Futures	12/2025	11		2,565	366	0	(21)
Soybean January Futures	01/2026	33		1,683	(44)	0	(15)
Soybean Meal January Futures	01/2026	236		6,558	(178)	0	(42)
Soybean Oil March Futures	03/2026	1		30	(1)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	1,899		227,999	4,330	0	(1,068)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	5,343		614,862	4,020	0	(520)
WTI Crude March Futures	02/2026	11		675	(19)	0	(11)

					$10,669	$973	$(2,005)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee December Futures	12/2025	11	$	(1,546)	$(337)	$0	$(11)
Cocoa December Futures	12/2025	4		(254)	20	5	(1)
Corn December Futures	12/2025	380		(7,895)	162	114	0
Corn March Futures	03/2026	158		(3,413)	(8)	51	0
Cotton No. 2 December Futures	12/2025	27		(888)	23	0	(4)
Cotton No. 2 March Futures	03/2026	70		(2,365)	50	0	(4)
Euro-Bund December Futures	12/2025	1,139		(171,929)	(567)	40	(455)
Euro-Oat December Futures	12/2025	2,447		(348,627)	(2,093)	0	(833)
Gold 100 oz. December Futures	12/2025	43		(16,655)	(913)	0	(79)
Hard Red Winter Wheat December Futures	12/2025	62		(1,543)	206	33	0
Hard Red Winter Wheat March Futures	03/2026	49		(1,271)	110	25	0
Lean Hogs December Futures	12/2025	70		(2,484)	(129)	46	0
LME Aluminum January Futures	01/2026	19		(1,275)	(22)	0	0
LME Aluminum November Futures	11/2025	41		(2,748)	(78)	0	0
LME Lead January Futures	01/2026	47		(2,345)	14	15	(1)
LME Lead November Futures	11/2025	53		(2,612)	72	0	0
LME Nickel January Futures	01/2026	1		(92)	1	0	0
LME Nickel November Futures	11/2025	9		(818)	10	0	0
LME Zinc November Futures	11/2025	28		(2,083)	(52)	0	0
Natural Gas December Futures	11/2025	50		(1,392)	56	58	0
Natural Gas December Futures	11/2025	23		(801)	35	38	0
Natural Gas January Futures	12/2025	30		(1,253)	(4)	4	0
Natural Gas March Futures	02/2026	17		(616)	(6)	2	0
Natural Gas November Futures	10/2025	4		(130)	3	12	0
Robusta Coffee January Futures	01/2026	4		(167)	8	0	0
Soybean March Futures	03/2026	55		(2,848)	23	23	0
Soybean Meal March Futures	03/2026	44		(1,255)	56	7	0
Soybean Oil January Futures	01/2026	37		(1,106)	38	4	(1)
Sugar No. 11 March Futures	02/2026	189		(3,514)	30	0	(32)
U.S. Treasury 2-Year Note December Futures	12/2025	6,946		(1,447,536)	(1,039)	0	(760)
U.S. Treasury 5-Year Note December Futures	12/2025	78		(8,517)	8	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2025	562		(63,221)	57	53	(1)
U.S. Treasury Long-Term Bond December Futures	12/2025	4,352		(507,416)	(10,811)	1,088	0
Wheat December Futures	12/2025	119		(3,023)	306	68	0
Wheat December Futures	12/2025	89		(973)	93	17	0
Wheat March Futures	03/2026	96		(2,530)	198	52	0
White Sugar December Futures	11/2025	1		(23)	0	0	0
White Sugar March Futures	02/2026	20		(463)	(5)	0	(5)

					$(14,485)	$1,755	$(2,190)

Total Futures Contracts					$(3,816)	$2,728	$(4,195)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	344,000	$(2,118)	$130	$(1,988)	$473	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	397	145	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		10,280,000	(119)	1,148	1,029	33	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,225,400	(790)	1,153	363	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		8,842,000	164	2,540	2,704	68	0
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025	$	183,200	(721)	(247)	(968)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025		73,000	(287)	(100)	(387)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026		33,300	(155)	2	(153)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026		1,500	(7)	0	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.760	Annual	01/18/2026		49,370	(230)	(2)	(232)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		328,400	(4,335)	(7,628)	(11,963)	172	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		36,820	(464)	(821)	(1,285)	19	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		313,300	(1,680)	1,736	56	0	(159)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		368,632	(367)	(5,601)	(5,968)	0	(126)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		34,100	1,516	(540)	976	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		42,700	2,682	11,308	13,990	113	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		66,660	(1,675)	(75)	(1,750)	192	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		32,700	2,030	8,948	10,978	87	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		144,900	2,987	25,214	28,201	392	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		46,700	1,244	2,477	3,721	139	0

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.879%	Annual	08/15/2032	EUR	10,500	$0	$300	$300	$24	$0
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	3,513	3,513	255	0
Receive	6-Month EUR-EURIBOR	2.740	Annual	09/10/2035		28,800	(724)	537	(187)	0	(93)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		451,900	230	402	632	1,514	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	17,170	19,095	0	(140)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	20,877	20,898	0	(154)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	29,951	33,328	0	(245)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		79,830	(922)	(546)	(1,468)	0	(624)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	180	180	0	(31)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		102,400	0	478	478	0	(141)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		51,180	(295)	(10,566)	(10,861)	200	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		61,900	(25)	(788)	(813)	0	(235)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		30,600	(81)	(260)	(341)	0	(112)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		50	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	270	274	41	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	614	408	57	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	2	53	55	8	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	45	45	25	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	1,734	1,734	104	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	1,645	1,716	76	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,840	0	898	898	37	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	850	850	36	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	1,386	1,461	57	0
Pay	CPURNSA	2.208	Maturity	10/07/2025	$	78,479	0	(423)	(423)	0	(1)
Pay	CPURNSA	2.380	Maturity	10/15/2025		22,000	0	(93)	(93)	0	0
Pay	CPURNSA	2.341	Maturity	11/07/2025		29,900	0	(176)	(176)	2	0
Pay	CPURNSA	2.350	Maturity	11/07/2025		100,000	0	(579)	(579)	6	0
Pay	CPURNSA	2.702	Maturity	01/14/2026		62,400	0	(255)	(255)	0	(10)
Pay	CPURNSA	2.820	Maturity	02/05/2026		36,600	0	(120)	(120)	2	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		38,000	0	(120)	(120)	2	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		2,400	0	(3)	(3)	0	0
Receive	CPURNSA	2.313	Maturity	02/26/2026		67,600	0	8,585	8,585	0	(5)
Receive	CPURNSA	2.418	Maturity	03/05/2026		79,200	0	9,599	9,599	0	(20)
Pay	CPURNSA	3.323	Maturity	04/23/2026		22,100	0	59	59	4	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		45,200	0	4,529	4,529	0	(10)
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,835	1,835	0	(4)
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,310	5	2,072	2,077	0	(5)
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	2,084	2,084	0	(5)
Pay	CPURNSA	3.300	Maturity	06/04/2026		38,200	0	16	16	9	0
Pay	CPURNSA	0.000	Maturity	08/01/2026		76,400	0	96	96	33	0
Pay	CPURNSA	0.000	Maturity	08/27/2026		77,300	0	137	137	30	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,994)	(2,592)	6	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,632)	(1,676)	3	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	799	799	0	(1)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	997	997	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(5,736)	(4,670)	0	(4)
Pay	CPURNSA	1.997	Maturity	07/25/2029		9,100	155	(1,589)	(1,434)	0	(1)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(13,475)	(14,474)	0	(12)
Pay	CPURNSA	1.882	Maturity	11/20/2029		23,300	14	(4,027)	(4,013)	0	(2)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	4,569	4,599	12	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	200	52	(60)	(8)	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,205)	(813)	20	0
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP	30,800	0	(32)	(32)	0	(41)
Pay	UKRPI	3.500	Maturity	08/15/2034		35,000	198	466	664	128	0
Pay	UKRPI	3.466	Maturity	09/15/2034		13,800	0	192	192	40	0

Total Swap Agreements							$4,146	$110,298	$114,444	$4,432	$(2,201)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,875	$4,432	$7,307	$0	$(4,493)	$(2,201)	$(6,694)

(h)

Securities with an aggregate market value of $66,224 and cash of $6,807 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $147 and liability of $(298) for closed futures is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	301,539		$351,699	$0	$(2,323)
	10/2025	NZD	1,059		620	6	0
	10/2025		$90,888	CAD	126,444	0	(28)
	11/2025	CAD	126,244		$90,888	28	0
	11/2025		$621	NZD	1,059	0	(6)

BOA	10/2025	JPY	38,298		$261	2	0
	10/2025	NZD	744		429	0	(3)
	10/2025	SGD	10		8	0	0
	10/2025		$3,966	EUR	3,388	11	0
	10/2025		2,844	ILS	9,564	43	0
	10/2025		10,926	INR	965,761	0	(65)
	10/2025		2,281	JPY	341,697	29	0
	10/2025		3,612	KRW	5,001,448	0	(48)
	10/2025		930	PLN	3,343	0	(10)
	11/2025	JPY	340,514		$2,281	0	(29)
	11/2025		$1,164	ILS	3,893	11	0
	11/2025		429	NZD	744	3	0
	11/2025	ZAR	2,782		$159	0	(1)

BPS	10/2025	BRL	41,091		7,726	5	0
	10/2025	CNH	91,179		12,802	5	0
	10/2025	IDR	269,226,222		16,283	164	(21)
	10/2025	INR	405,778		4,606	42	0
	10/2025	NZD	733		430	5	0
	10/2025	TWD	936,479		31,135	401	(30)
	10/2025		$7,510	BRL	41,091	211	0
	10/2025		19,679	IDR	324,921,890	0	(204)
	10/2025		2,664	JPY	395,872	13	0
	10/2025		17,577	KRW	24,292,502	0	(267)
	10/2025		3,589	PLN	13,064	5	(1)
	11/2025	IDR	48,797,194		$2,920	0	(3)
	11/2025	INR	296,401		3,330	0	0
	11/2025	JPY	394,497		2,664	0	(12)
	11/2025	KRW	2,565,323		1,830	1	0
	11/2025		$3,503	ILS	11,772	52	0
	11/2025		430	NZD	733	0	(5)
	12/2025	TWD	87,156		$2,904	27	0
	12/2025		$3,759	IDR	63,241,464	23	0
	12/2025		415	MXN	7,682	2	0

BRC	10/2025	CHF	16,870		$21,135	0	(57)
	10/2025	GBP	8,041		10,860	46	0
	10/2025	IDR	1,927,103		117	2	0
	10/2025		$22,574	CHF	18,102	166	0
	10/2025		1,039	GBP	769	0	(4)
	10/2025		3	NOK	31	0	0
	10/2025		13,786	PLN	50,406	80	0
	10/2025		1	TRY	55	0	0
	10/2025		8,086	ZAR	142,637	163	0
	11/2025	NOK	31		$3	0	0
	11/2025		$21,135	CHF	16,803	57	0
	11/2025		10,862	GBP	8,041	0	(45)
	11/2025	ZAR	26,942		$1,530	0	(25)
	12/2025		$277	MXN	5,124	0	0

BSH	10/2025	NZD	218		$126	0	0
	11/2025		$127	NZD	218	0	0
	02/2026	PEN	4,525		$1,294	0	(4)

CBK	10/2025	AUD	4,309		2,812	0	(39)
	10/2025	BRL	504,021		93,894	0	(807)
	10/2025	CAD	145		104	0	0
	10/2025	CNH	1,726		243	1	0
	10/2025	DKK	69,704		10,886	0	(77)
	10/2025	IDR	164,206,259		9,933	108	(17)
	10/2025	INR	574,017		6,463	7	0
	10/2025	JPY	603,600		4,118	37	0
	10/2025	NOK	240		24	0	0
	10/2025	SGD	31,735		24,721	120	0

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	THB	32,122		$996	$3	$0
	10/2025	TWD	1,166,148		39,350	1,034	0
	10/2025		$94,766	BRL	504,021	0	(65)
	10/2025		5,702	EUR	4,845	6	(20)
	10/2025		1,596	GBP	1,181	0	(7)
	10/2025		5,855	IDR	96,310,294	0	(83)
	10/2025		26,594	INR	2,336,214	0	(318)
	10/2025		305	NOK	3,045	0	0
	10/2025		4,858	SEK	46,045	33	0
	10/2025		21	SGD	28	0	0
	10/2025		13,658	TWD	415,657	10	(15)
	10/2025	ZAR	6,683		$386	0	(1)
	11/2025	NOK	3,045		305	0	0
	11/2025	SGD	28		21	0	0
	11/2025		$104	CAD	145	0	0
	11/2025		2,517	ILS	8,436	30	0
	11/2025		6,463	INR	575,142	0	(8)
	12/2025	TWD	268,877		$8,893	21	(3)
	12/2025		$3,887	IDR	65,312,605	20	0
	01/2026	TWD	143,267		$4,749	2	0
	01/2026		$93,894	BRL	514,894	710	0
	05/2026	PEN	12,415		$3,501	0	(52)

DUB	10/2025	CNH	195,379		27,478	56	0
	10/2025	IDR	101,343,824		6,184	109	0
	10/2025	INR	931,931		10,490	9	0
	10/2025	KRW	6,541,728		4,718	56	0
	10/2025		$8,321	ILS	28,432	263	0
	10/2025		12,855	INR	1,136,665	0	(71)
	11/2025	ILS	28,417		$8,321	0	(259)
	11/2025	INR	72,533		815	1	0
	11/2025		$10,490	INR	933,783	0	(9)
	11/2025	ZAR	65,059		$3,717	0	(38)

FAR	10/2025	AUD	86,576		56,158	0	(1,130)
	10/2025	CHF	3,023		3,794	0	(3)
	10/2025	CNH	85,186		11,998	42	0
	10/2025	JPY	15,215,107		103,496	611	0
	10/2025	NZD	517		303	3	0
	10/2025	SGD	29		23	0	0
	10/2025		$62,147	AUD	95,185	838	0
	10/2025		25,252	INR	2,227,254	0	(202)
	10/2025		17,421	PLN	63,658	91	0
	10/2025		91,981	SGD	118,462	0	(146)
	11/2025	AUD	95,185		$62,177	0	(837)
	11/2025	SGD	118,162		91,981	139	0
	11/2025		$3,794	CHF	3,011	3	0
	11/2025		303	NZD	517	0	(3)
	12/2025	MXN	28,464		$1,494	0	(48)
	12/2025		$15,079	MXN	285,756	398	0

GLM	10/2025	CHF	643		$804	0	(4)
	10/2025	CNH	6,715		945	2	0
	10/2025	IDR	64,356,446		3,860	2	0
	10/2025	KRW	54,172		38	0	0
	10/2025	SGD	1,243		970	7	0
	10/2025		$5,965	IDR	98,600,062	0	(55)
	10/2025		7,233	INR	634,695	0	(95)
	10/2025		38	KRW	54,172	0	0
	11/2025		642	ILS	2,139	4	0
	12/2025	IDR	1,412,429		$84	0	(1)
	12/2025	MXN	7,664		404	0	(11)
	12/2025		$3,751	IDR	62,714,379	0	0

IND	10/2025	AUD	4,300		$2,810	0	(36)
	10/2025		$11,863	DKK	75,861	69	0
	11/2025	DKK	75,686		$11,863	0	(69)

JPM	10/2025	BRL	462,143		86,888	59	(4)
	10/2025	CAD	126,116		91,261	636	0
	10/2025	IDR	202,650,548		12,138	0	(8)
	10/2025	KRW	11,322,354		8,167	97	0
	10/2025	SGD	5,893		4,584	16	0
	10/2025		$84,493	BRL	462,143	2,339	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$8,263	DKK	52,607	$11	$0
	10/2025		2,612	GBP	1,943	1	0
	10/2025		18,453	IDR	306,648,035	7	(76)
	10/2025		3,051	ILS	10,242	42	0
	10/2025		59,109	JPY	8,853,836	760	0
	10/2025		9,085	PLN	33,384	99	0
	10/2025		1,479	TWD	44,924	0	(3)
	10/2025		1,818	ZAR	32,158	42	0
	11/2025	DKK	52,486		$8,263	0	(11)
	11/2025	ZAR	57,612		3,287	0	(38)
	12/2025		$98	MXN	1,840	1	0

MBC	10/2025	CAD	68		$49	1	0
	10/2025	CHF	685		859	0	(2)
	10/2025	CNH	99,425		13,988	34	0
	10/2025	EUR	2,505		2,967	26	0
	10/2025	GBP	11,647		15,702	44	(6)
	10/2025	IDR	10,062,357		611	8	0
	10/2025	JPY	27,229		186	2	0
	10/2025	KRW	28,232,713		20,251	133	0
	10/2025	SEK	95,192		9,929	0	(182)
	10/2025	SGD	78,359		61,146	400	0
	10/2025	THB	75,828		2,355	11	0
	10/2025		$3,962	CHF	3,116	0	(48)
	10/2025		9,913	CNH	70,615	0	(2)
	10/2025		3,428	EUR	2,915	0	(6)
	10/2025		1,319	JPY	196,199	8	0
	10/2025		13,777	KRW	19,234,002	0	(69)
	10/2025		3	NOK	32	0	0
	10/2025		1,268	NZD	2,163	0	(14)
	10/2025		3,681	SEK	35,245	63	0
	10/2025		2,570	THB	83,204	1	0
	11/2025	CNH	70,447		$9,913	2	0
	11/2025	JPY	335,428		2,268	0	(8)
	11/2025	NOK	32		3	0	0
	11/2025		$15,705	GBP	11,647	6	(44)
	11/2025		704	ILS	2,341	3	0
	12/2025		1,100	MXN	20,838	28	0

MYI	10/2025	CNH	100,377		$14,106	18	0
	10/2025	IDR	40,692,418		2,472	32	0
	10/2025	JPY	169,355		1,148	3	0
	10/2025		$50,135	JPY	7,484,693	476	0
	10/2025		0	NOK	1	0	0
	10/2025		1,957	PLN	7,084	0	(8)
	10/2025		7,706	TWD	232,178	0	(78)
	11/2025	JPY	7,458,792		$50,135	0	(477)
	11/2025	NOK	1		0	0	0
	12/2025	TWD	230,667		7,706	92	0

NGF	10/2025	KRW	14,996,836		10,783	94	0
	10/2025		$5,274	IDR	87,289,824	0	(42)

SCX	10/2025	CNH	73,001		$10,273	27	0
	10/2025	DKK	58,761		9,147	0	(95)
	10/2025	GBP	4,044		5,409	0	(29)
	10/2025	IDR	82,343,076		4,932	0	(4)
	10/2025	INR	663,892		7,468	1	0
	10/2025	JPY	9,720,913		65,070	33	(696)
	10/2025	SGD	1,221		957	11	0
	10/2025	TWD	691,265		23,327	615	0
	10/2025		$5,890	IDR	96,844,140	0	(85)
	10/2025		12,518	INR	1,105,212	0	(87)
	10/2025		1,270	NZD	2,164	0	(16)
	10/2025		1,152	SEK	10,845	0	0
	11/2025	JPY	1,616		$11	0	0
	11/2025		$5,410	GBP	4,044	30	0
	11/2025		6,652	INR	592,588	0	0
	11/2025		59,386	JPY	8,853,836	692	0
	12/2025		4,932	IDR	82,551,189	6	0

SOG	10/2025	JPY	7,939,740		$53,989	300	0
	10/2025	NZD	1,055		615	3	0
	10/2025		$344,445	EUR	292,896	0	(571)

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$109,542	JPY	16,299,776	$678	$0
	10/2025		10	NOK	103	0	0
	11/2025	EUR	292,896		$345,136	574	0
	11/2025	JPY	16,243,406		109,542	0	(679)
	11/2025	NOK	103		10	0	0

SSB	10/2025		$26,741	GBP	19,839	0	(60)

UAG	10/2025	CAD	114		83	1	0
	10/2025	ILS	51,095		15,316	0	(110)
	10/2025	NOK	2,971		292	0	(6)
	10/2025		$834	ILS	2,855	28	0
	10/2025		291	INR	25,651	0	(2)
	10/2025		2,549	PLN	9,232	0	(10)
	10/2025		2,570	THB	83,170	0	0
	10/2025		387	ZAR	6,683	0	0
	10/2025	ZAR	6,686		$387	0	0
	11/2025	ILS	2,853		834	0	(27)
	11/2025	ZAR	29,306		1,663	0	(29)

Total Forward Foreign Currency Contracts						$15,042	$(11,352)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,022)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	26,400	$(235)	$(164)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	26,400	(235)	(117)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	65,600	(791)	(434)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	65,600	(792)	(5)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	61,700	(560)	(331)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	61,700	(560)	(331)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	192,500	(1,765)	(1,397)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	192,500	(1,765)	(775)

							$(6,703)	$(3,554)

Total Written Options							$(8,800)	$(4,576)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$	12,300	$(26)	$88	$62	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.35	Maturity	10/10/2025	$	375,000	$0	$(1,278)	$0	$(1,278)

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.33	Maturity	10/09/2025		679,000	0	(3,814)	0	(3,814)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.27	Maturity	10/21/2025		700,000	0	(2,353)	0	(2,353)

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.35	Maturity	10/16/2025		425,000	0	(841)	0	(841)

									$0	$(8,286)	$0	$(8,286)

Total Swap Agreements									$(26)	$(8,198)	$62	$(8,286)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO Real Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$34	$0	$0	$34	$(2,357)	$0	$0	$(2,357)	$(2,323)	$2,113	$(210)
BOA	99	0	0	99	(156)	0	0	(156)	(57)	0	(57)
BPS	956	0	0	956	(543)	0	(1,278)	(1,821)	(865)	758	(107)
BRC	514	0	0	514	(131)	(281)	0	(412)	102	0	102
BSH	0	0	0	0	(4)	0	0	(4)	(4)	18	14
CBK	2,142	0	0	2,142	(1,512)	0	0	(1,512)	630	(830)	(200)
DUB	494	0	0	494	(377)	0	0	(377)	117	0	117
FAR	2,125	0	0	2,125	(2,369)	0	0	(2,369)	(244)	(590)	(834)
GLM	15	0	0	15	(166)	(4,295)	0	(4,461)	(4,446)	(2,930)	(7,376)
IND	69	0	0	69	(105)	0	0	(105)	(36)	0	(36)
JPM	4,110	0	0	4,110	(140)	0	0	(140)	3,970	(3,702)	268
MBC	770	0	0	770	(381)	0	0	(381)	389	(550)	(161)
MYC	0	0	0	0	0	0	(6,167)	(6,167)	(6,167)	6,249	82
MYI	621	0	0	621	(563)	0	0	(563)	58	(45)	13
NGF	94	0	0	94	(42)	0	0	(42)	52	0	52
SAL	0	0	62	62	0	0	0	0	62	0	62
SCX	1,415	0	0	1,415	(1,012)	0	0	(1,012)	403	(290)	113
SOG	1,555	0	0	1,555	(1,250)	0	(841)	(2,091)	(536)	360	(176)
SSB	0	0	0	0	(60)	0	0	(60)	(60)	282	222
UAG	29	0	0	29	(184)	0	0	(184)	(155)	0	(155)

Total Over the Counter	$15,042	$0	$62	$15,104	$(11,352)	$(4,576)	$(8,286)	$(24,214)

(j)

Securities with an aggregate market value of $9,780 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$812	$0	$25	$0	$2,038	$2,875
Swap Agreements	0	0	0	0	4,432	4,432

	$812	$0	$25	$0	$6,470	$7,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15,042	$0	$15,042
Swap Agreements	0	62	0	0	0	62

	$0	$62	$0	$15,042	$0	$15,104

	$812	$62	$25	$15,042	$6,470	$22,411

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$724	$0	$22	$0	$3,747	$4,493
Swap Agreements	0	0	0	0	2,201	2,201

	$724	$0	$22	$0	$5,948	$6,694

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,352	$0	$11,352
Written Options	0	0	0	0	4,576	4,576
Swap Agreements	0	0	0	0	8,286	8,286

	$0	$0	$0	$11,352	$12,862	$24,214

	$724	$0	$22	$11,352	$18,810	$30,908

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$158	$0	$0	$0	$4,130	$4,288
Swap Agreements	0	0	0	0	(732)	(732)

	$158	$0	$0	$0	$3,398	$3,556

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(56,130)	$0	$(56,130)
Written Options	0	0	0	0	1,385	1,385
Swap Agreements	0	31	0	0	39,448	39,479

	$0	$31	$0	$(56,130)	$40,833	$(15,266)

	$158	$31	$0	$(56,130)	$44,231	$(11,710)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$419	$0	$0	$0	$3,479	$3,898
Swap Agreements	0	0	0	0	33,224	33,224

	$419	$0	$0	$0	$36,703	$37,122

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,364	$0	$17,364
Written Options	0	0	0	0	1,713	1,713
Swap Agreements	0	76	0	0	(29,326)	(29,250)

	$0	$76	$0	$17,364	$(27,613)	$(10,173)

	$419	$76	$0	$17,364	$9,090	$26,949

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO Real Return Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$26,589	$0	$26,589
Industrials	0	1,893	38,800	40,693
U.S. Government Agencies	0	1,290,577	0	1,290,577
U.S. Treasury Obligations	0	6,241,635	0	6,241,635
Non-Agency Mortgage-Backed Securities	0	88,266	0	88,266
Asset-Backed Securities
CMBS Other	0	34,026	0	34,026
Home Equity Other	0	111,687	0	111,687
Manufacturing House ABS Other	0	3,399	0	3,399
Whole Loan Collateral	0	41,868	0	41,868
Other ABS	2,000	396,568	4,579	403,147
Sovereign Issues	0	348,642	0	348,642
Preferred Securities
Banking & Finance	0	6,655	0	6,655
Short-Term Instruments
Mutual Funds	0	1,082	0	1,082
U.S. Treasury Bills	0	4,097	0	4,097

	$2,000	$8,596,984	$43,379	$8,642,363

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,244	$0	$0	$21,244

Total Investments	$23,244	$8,596,984	$43,379	$8,663,607

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,587	5,573	0	7,160
Over the counter	0	15,104	0	15,104

	$1,587	$20,677	$0	$22,264

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,843)	(4,553)	0	(6,396)
Over the counter	0	(24,214)	0	(24,214)

	$(1,843)	$(28,767)	$0	$(30,610)

Total Financial Derivative Instruments	$(256)	$(8,090)	$0	$(8,346)

Totals	$22,988	$8,588,894	$43,379	$8,655,261

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.9%

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 1.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$30	$29

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,126	1,462

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	42	6
1.000% due 10/01/2053		386	45
1.500% due 10/01/2053		12,406	1,576
2.000% due 10/01/2053		5,023	665
2.500% due 10/01/2047		2	0

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		1,922	252
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		1,347	147

Nykredit Realkredit AS
1.000% due 10/01/2050		1	0
1.000% due 10/01/2053		74	9
2.500% due 10/01/2047		2	0

Realkredit Danmark AS
1.000% due 10/01/2050		3,327	411
1.000% due 10/01/2053		3,368	414
1.500% due 10/01/2053		9,490	1,201
2.500% due 04/01/2047		6	1

UBS Group AG
0.650% due 09/10/2029	EUR	200	216
7.750% due 03/01/2029 •		100	131

			6,565

INDUSTRIALS 0.5%

Beignet
6.850% due 06/01/2049 «(a)		$2,600	2,600

VMware LLC
3.900% due 08/21/2027		161	161

			2,761

Total Corporate Bonds & Notes (Cost $10,527)			9,326

U.S. GOVERNMENT AGENCIES 14.3%

Federal Home Loan Mortgage Corp.
5.500% due 05/01/2054 - 08/01/2054		2,321	2,345
6.195% due 09/01/2036 •		5	6
6.417% due 07/01/2036 •		17	17
6.460% due 10/01/2036 •		6	6

Federal Home Loan Mortgage Corp. REMICS
5.087% due 12/15/2037 •		26	26

Federal National Mortgage Association
4.000% due 09/01/2048 - 03/01/2049		58	55
5.421% due 09/01/2044 - 10/01/2044 •		5	5
6.000% due 03/01/2054		2,820	2,889

Government National Mortgage Association
3.500% due 05/20/2052 - 10/20/2054		14,948	13,678

Government National Mortgage Association REMICS
4.927% due 08/20/2068 •		1,049	1,053

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2055		40,200	38,977
6.000% due 11/01/2055		10,400	10,623
6.500% due 11/01/2055		4,300	4,447

Total U.S. Government Agencies (Cost $74,185)			74,127

U.S. TREASURY OBLIGATIONS 110.2%

U.S. Treasury Inflation Protected Securities (c)
0.250% due 02/15/2050		754	447
0.625% due 02/15/2043 (j)		483	367
0.750% due 02/15/2045		412	307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2046	$1,772	$1,368
1.375% due 02/15/2044	103	88
1.750% due 01/15/2028 (h)	13,130	13,349
2.125% due 02/15/2054 (j)	105	97
2.375% due 01/15/2027	13,632	13,877
3.875% due 04/15/2029	15,916	17,407
0.125% due 10/15/2026 (f)	27,071	26,924
0.125% due 04/15/2027 (f)	31,577	31,146
0.125% due 01/15/2030 (f)	29,003	27,699
0.125% due 01/15/2031	9,431	8,859
0.250% due 07/15/2029	27,025	26,225
0.375% due 01/15/2027 (f)	27,214	27,008
0.375% due 07/15/2027 (f)	28,396	28,208
0.500% due 01/15/2028 (f)	29,728	29,389
0.750% due 07/15/2028	26,124	26,008
0.875% due 01/15/2029	21,365	21,207
1.250% due 04/15/2028 (f)	32,416	32,546
1.625% due 10/15/2027 (f)	28,625	29,090
1.625% due 10/15/2029 (f)	56,567	57,703
1.625% due 04/15/2030 (f)	52,464	53,285
1.750% due 01/15/2034	3,153	3,169
1.875% due 07/15/2034 (f)	7,206	7,314
1.875% due 07/15/2035 (f)	1,006	1,015
2.125% due 04/15/2029 (f)	46,579	48,090
2.125% due 01/15/2035	102	105
2.375% due 10/15/2028 (f)	38,389	39,994

Total U.S. Treasury Obligations (Cost $563,872)		572,291

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Alliance Bancorp Trust
4.752% due 07/25/2037 •	1,193	1,050

BCAP LLC Trust
4.563% due 04/26/2036 ~	181	164

Bear Stearns ALT-A Trust
5.425% due 05/25/2035 ~	238	228

Bear Stearns ARM Trust
4.225% due 07/25/2036 ~	36	31
4.475% due 02/25/2036 ~	87	80
5.824% due 01/25/2035 ~	17	17

Chase Mortgage Finance Trust
4.739% due 12/25/2035 ~	1	1

CHL Mortgage Pass-Through Trust
5.500% due 01/25/2035	56	57
6.000% due 04/25/2036	159	75

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	11	11

Citigroup Mortgage Loan Trust, Inc.
6.490% due 05/25/2035 •	1	1
6.751% due 03/25/2034 ~	17	16

Countrywide Alternative Loan Trust
5.500% due 11/25/2035	29	24

CSFB Mortgage-Backed Pass-Through Certificates
4.972% due 10/25/2035 •	150	65

CSMC Trust
4.886% due 10/26/2036 ~	7	7

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	236	85

GSR Mortgage Loan Trust
4.668% due 01/25/2036 ~	22	20
6.363% due 09/25/2035 ~	1	1

HarborView Mortgage Loan Trust
4.688% due 05/19/2035 •	148	143

IndyMac INDX Mortgage Loan Trust
4.832% due 07/25/2035 •	1,280	938

Residential Asset Securitization Trust
4.672% due 05/25/2035 •	542	326
5.750% due 03/25/2037	208	61

Structured Adjustable Rate Mortgage Loan Trust
5.216% due 03/25/2036 ~	68	54

Structured Asset Mortgage Investments II Trust
4.692% due 04/25/2036 •	2	2

WaMu Mortgage Pass-Through Certificates Trust
4.341% due 08/25/2036 ~	4	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.500% due 08/25/2035	$35	$30

Wells Fargo Mortgage-Backed Securities Trust
6.792% due 10/25/2036 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $4,282)		3,491

ASSET-BACKED SECURITIES 13.1%

CMBS OTHER 0.2%

BDS LLC
5.934% due 03/19/2039 •	409	410

MF1 LLC
6.284% due 06/19/2037 •	687	687

		1,097

HOME EQUITY OTHER 4.6%

ACE Securities Corp. Home Equity Loan Trust
5.397% due 04/25/2035 •	1,144	1,036

Argent Mortgage Loan Trust
4.752% due 05/25/2035 •	242	221

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	272	276

Citigroup Mortgage Loan Trust, Inc.
4.677% due 05/25/2037 •	3,400	3,249
4.732% due 12/25/2036 •	33	22

Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	333	329

Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •	237	223
4.462% due 11/25/2037 •	3,122	2,989
4.552% due 05/25/2035 •	37	36
4.672% due 09/25/2037 •	63	58
4.752% due 05/25/2036 •	2,730	2,355
5.805% due 04/25/2036 ~	211	197

Fremont Home Loan Trust
4.542% due 10/25/2036 •	360	329

GSAMP Trust
5.007% due 09/25/2035 •	16	15
5.247% due 03/25/2035 •	367	352

Home Equity Asset Trust
4.385% due 10/25/2035 •	1,059	1,054

Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	325	254

HSI Asset Securitization Corp. Trust
4.812% due 02/25/2036 •	94	93

Long Beach Mortgage Loan Trust
4.512% due 08/25/2036 •	280	112

MASTR Asset-Backed Securities Trust
4.612% due 06/25/2036 •	742	691

Merrill Lynch Mortgage Investors Trust
4.692% due 02/25/2037 •	5,231	1,475

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •	3,015	1,215

Residential Asset Securities Corporation Trust
4.552% due 09/25/2036 •	1,427	1,416
4.752% due 08/25/2036 •	1,054	936

Securitized Asset-Backed Receivables LLC Trust
4.947% due 10/25/2035 •	2,355	2,289

Soundview Home Loan Trust
4.472% due 06/25/2037 •	2,623	1,805

Structured Asset Securities Corp. Mortgage Loan Trust
4.842% due 10/25/2036 •	515	513

Wells Fargo Home Equity Asset-Backed Securities Trust
6.672% due 12/25/2034 •	333	334

		23,874

MANUFACTURING HOUSE ABS OTHER 0.6%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	3,087	2,939

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 2.0%

Citigroup Mortgage Loan Trust, Inc.
4.767% due 10/25/2036 •		$1,046	$1,031

First Franklin Mortgage Loan Trust
4.492% due 12/25/2037 •		945	915
4.977% due 11/25/2036 •		1,475	1,448
5.142% due 09/25/2035 •		402	401

IndyMac INDB Mortgage Loan Trust
4.412% due 07/25/2036 •		3,396	1,071

Lehman XS Trust
4.379% due 06/25/2036 þ		565	556

Securitized Asset-Backed Receivables LLC Trust
4.772% due 05/25/2036 •		3,272	1,771

Specialty Underwriting & Residential Finance Trust
4.592% due 09/25/2037 •		6,085	2,971

			10,164

OTHER ABS 5.7%

Apidos CLO XXIV Ltd.
5.537% due 10/20/2030 •		631	632

Bain Capital Euro CLO DAC
2.764% due 01/20/2032 •	EUR	515	605

BlueMountain Fuji EUR CLO V DAC
2.936% due 01/15/2033 •		3,111	3,656

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •		158	186

CIFC European Funding CLO III DAC
3.076% due 01/15/2034 •		4,300	5,055

CVC Cordatus Loan Fund XXI DAC
2.989% due 09/22/2034 •		1,100	1,293

Dryden 35 Euro CLO DAC
3.243% due 01/17/2033 •		1,167	1,370

Dryden Euro CLO
3.342% due 10/18/2039 •		2,600	3,062

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •		$2,000	2,004

Harvest CLO XXI DAC
2.786% due 07/15/2031 •	EUR	541	635

Hayfin Emerald CLO V DAC
3.244% due 11/17/2037 •		1,100	1,293

KKR CLO 11 Ltd.
5.759% due 01/15/2031 •		$122	123

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		40	40

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		400	401

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		214	214

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		600	601

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •		1,698	1,700

Symphony CLO XXV Ltd.
5.567% due 04/19/2034 •		2,500	2,504

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •		1,300	1,305

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •		2,246	2,249

Voya CLO Ltd.
5.789% due 10/15/2030 •		50	50

Voya Euro CLO II DAC
2.986% due 07/15/2035 •	EUR	700	822

			29,800

Total Asset-Backed Securities (Cost $70,403)			67,874

SOVEREIGN ISSUES 4.1%

Canada Government Real Return Bonds
4.250% due 12/01/2026 (c)	CAD	5,133	3,845

French Republic Government Bonds OAT
0.100% due 07/25/2038 (c)	EUR	120	114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)	EUR	1,241	$1,418
1.800% due 05/15/2036 (c)		415	485

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (c)	JPY	725,996	4,993
0.100% due 03/10/2029 (c)		1,542,471	10,649

Mexico Udibonos
4.000% due 08/24/2034 (c)	MXN	188	10

Total Sovereign Issues (Cost $23,702)			21,514

		SHARES
COMMON STOCKS 0.2%

REAL ESTATE 0.2%

CBRE Group, Inc. Class A (b)		1,981	312

Cushman & Wakefield PLC (b)		19,816	315

Jones Lang LaSalle, Inc. (b)		1,031	308

Newmark Group, Inc. Class A		16,435	307

Total Common Stocks (Cost $1,182)			1,242

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Bank of America Corp.
5.875% due 03/15/2028 •(d)		917,000	927

Total Preferred Securities (Cost $917)			927

REAL ESTATE INVESTMENT TRUSTS 40.2%

REAL ESTATE 40.2%

Acadia Realty Trust		25,291	510

Agree Realty Corp.		21,511	1,528

Alexander & Baldwin, Inc.		13,908	253

Alexandria Real Estate Equities, Inc.		29,964	2,497

American Assets Trust, Inc.		9,159	186

American Healthcare REIT, Inc.		47,547	1,997

American Homes 4 Rent		62,316	2,072

Apple Hospitality REIT, Inc.		42,723	513

AvalonBay Communities, Inc.		29,502	5,699

Brandywine Realty Trust		33,101	138

Brixmor Property Group, Inc.		59,271	1,641

Broadstone Net Lease, Inc.		88,689	1,585

BXP, Inc.		28,328	2,106

Camden Property Trust		20,747	2,215

CareTrust REIT, Inc.		51,892	1,800

Centerspace		3,268	192

COPT Defense Properties		21,781	633

Cousins Properties, Inc.		32,574	943

Curbline Properties Corp.		394	9

DiamondRock Hospitality Co.		40,002	318

Digital Realty Trust, Inc.		61,373	10,610

Diversified Healthcare Trust		42,079	186

Douglas Emmett, Inc.		32,623	508

Easterly Government Properties, Inc.		8,356	192

EastGroup Properties, Inc.		10,432	1,766

Elme Communities		16,909	285

EPR Properties		14,771	857

Equinix, Inc.		18,956	14,847

Equity LifeStyle Properties, Inc.		37,202	2,258

Equity Residential		71,931	4,656

Essential Properties Realty Trust, Inc.		38,595	1,149

Essex Property Trust, Inc.		12,574	3,366

Extra Space Storage, Inc.		20,300	2,861

Federal Realty Investment Trust		15,215	1,541

	SHARES	MARKET VALUE (000S)

First Industrial Realty Trust, Inc.	25,668	$1,321

Global Medical REIT, Inc.	2,435	82

Global Net Lease, Inc.	38,645	314

Healthcare Realty Trust, Inc.	68,405	1,233

Healthpeak Properties, Inc.	135,550	2,596

Highwoods Properties, Inc.	21,024	669

Host Hotels & Resorts, Inc.	178,847	3,044

Hudson Pacific Properties, Inc.	74,443	205

Independence Realty Trust, Inc.	20,086	329

Innovative Industrial Properties, Inc.	5,436	291

Invitation Homes, Inc.	108,678	3,188

JBG SMITH Properties	11,831	263

Kilroy Realty Corp.	20,825	880

Kimco Realty Corp.	131,245	2,868

Kite Realty Group Trust	42,581	950

LXP Industrial Trust	56,976	510

Macerich Co.	51,821	943

Medical Properties Trust, Inc.	94,416	479

Mid-America Apartment Communities, Inc.	17,820	2,490

Millrose Properties, Inc.	42,190	1,418

National Health Investors, Inc.	13,039	1,037

NET Lease Office Properties	49	1

NETSTREIT Corp.	16,086	291

NexPoint Residential Trust, Inc.	4,158	134

NNN REIT, Inc.	36,747	1,564

Omega Healthcare Investors, Inc.	86,988	3,673

Paramount Group, Inc.	35,716	234

Park Hotels & Resorts, Inc.	39,476	437

Pebblebrook Hotel Trust	23,119	263

Phillips Edison & Co., Inc.	24,350	836

Piedmont Realty Trust, Inc.	24,121	217

Plymouth Industrial REIT, Inc.	8,665	193

Prologis, Inc.	179,053	20,505

Public Storage	30,641	8,851

Realty Income Corp.	177,574	10,795

Regency Centers Corp.	31,487	2,295

Rexford Industrial Realty, Inc.	45,675	1,878

Ryman Hospitality Properties, Inc.	12,261	1,098

Sabra Health Care REIT, Inc.	66,347	1,237

Service Properties Trust	387	1

Simon Property Group, Inc.	63,162	11,854

SITE Centers Corp.	10,274	93

SL Green Realty Corp.	10,192	610

STAG Industrial, Inc.	36,504	1,288

Summit Hotel Properties, Inc.	20,653	113

Sun Communities, Inc.	22,809	2,942

Sunstone Hotel Investors, Inc.	37,464	351

Tanger, Inc.	22,160	750

Terreno Realty Corp.	12,078	685

UDR, Inc.	58,773	2,190

UMH Properties, Inc.	142	2

Universal Health Realty Income Trust	2,414	95

Urban Edge Properties	24,152	494

Ventas, Inc.	88,602	6,201

Veris Residential, Inc.	15,435	235

Vornado Realty Trust	25,784	1,045

Welltower, Inc.	140,596	25,046

WP Carey, Inc.	42,890	2,898

Xenia Hotels & Resorts, Inc.	18,603	255

Total Real Estate Investment Trusts (Cost $186,625)		208,677

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (e)	530,636	$531

Total Short-Term Instruments (Cost $531)		531

Total Investments in Securities (Cost $936,226)		960,000

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	7,777	$76

Total Short-Term Instruments (Cost $76)		76

Total Investments in Affiliates (Cost $76)		76

MARKET VALUE (000S)
Total Investments 184.9% (Cost $936,302)	$960,076

Financial Derivative Instruments (g)(i) (0.2)% (Cost or Premiums, net $(198))	(1,257)

Other Assets and Liabilities, net (84.7)%	(439,458)

Net Assets 100.0%	$519,361

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BSN	4.380%	09/25/2025	10/02/2025	$(234,337)	$(234,508)
JPS	4.150	09/23/2025	10/07/2025	(1,020)	(1,021)
NOM	4.280	09/18/2025	10/16/2025	(57,758)	(57,847)
STR	4.270	10/01/2025	10/02/2025	(97,042)	(97,042)
	4.370	09/30/2025	10/01/2025	(96,777)	(96,789)

Total Reverse Repurchase Agreements					$(487,207)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BSN	$0	$(234,508)	$0	$(234,508)	$233,197	$(1,311)
JPS	0	(1,021)	0	(1,021)	1,015	(6)
NOM	0	(57,847)	0	(57,847)	57,524	(323)
STR	0	(193,831)	0	(193,831)	98,122	(95,709)

Total Borrowings and Other Financing Transactions	$0	$(487,207)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(96,789)	$(293,376)	$0	$0	$(390,165)

Total Borrowings	$(96,789)	$(293,376)	$0	$0	$(390,165)

Payable for reverse repurchase agreements(3)					$(390,165)

(f)	Securities with an aggregate market value of $389,858 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(397,859) at a weighted average interest rate of 4.437%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(97,042) is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2025	71	$	9,820	$3	$13	$0
Euro-BTP Future December Futures	12/2025	60		8,442	77	27	0
Euro-Buxl 30-Year Bond December Futures	12/2025	21		2,823	64	26	(5)
Euro-Schatz December Futures	12/2025	190		23,864	(22)	4	0
Japan Government 10-Year Bond December Futures	12/2025	1		918	(9)	1	(1)
U.S. Treasury 10-Year Note December Futures	12/2025	68		7,650	40	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	372		44,663	1,022	0	(209)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	125		14,385	37	0	(8)

					$1,212	$71	$(224)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund December Futures	12/2025	160	$	(24,152)	$(112)	$6	$(64)
Euro-Oat December Futures	12/2025	142		(20,231)	(159)	0	(48)
Gold 100 oz. December Futures	12/2025	4		(1,549)	(99)	0	(7)
U.S. Treasury 2-Year Note December Futures	12/2025	443		(92,321)	(74)	0	(49)
U.S. Treasury 5-Year Note December Futures	12/2025	111		(12,121)	13	2	(2)
U.S. Treasury Long-Term Bond December Futures	12/2025	579		(67,508)	(1,397)	144	0

					$(1,828)	$152	$(170)

Total Futures Contracts					$(616)	$223	$(394)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	16,800	$(87)	$(10)	$(97)	$23	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	28	24	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,250,000	(14)	139	125	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	133	100	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		319,000	6	92	98	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$	29,300	(157)	204	47	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025		4,800	(26)	34	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		57,600	101	(47)	54	0	(1)

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.840%	Semi-Annual	11/15/2028	$	10,600	$(1)	$549	$548	$0	$(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		42,500	(561)	(987)	(1,548)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,700	(1)	294	293	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		20,800	(262)	(464)	(726)	11	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		31,000	(6)	42	36	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		1,500	(7)	7	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		15,800	(16)	(240)	(256)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		1,400	(13)	(48)	(61)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(840)	(839)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		8,700	546	2,304	2,850	23	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053		7,969	(200)	(9)	(209)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(475)	(475)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		4,200	261	1,149	1,410	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		10,500	201	1,843	2,044	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,100	83	164	247	9	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	12,700	0	8	8	0	(3)
Receive	6-Month EUR-EURIBOR	2.740	Annual	09/10/2035		1,900	(48)	36	(12)	0	(6)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		40,900	1	56	57	137	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	2,043	2,272	0	(17)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	2,389	2,391	0	(18)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	4,788	5,330	0	(39)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,100	(32)	(7)	(39)	0	(16)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	10	10	0	(2)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		6,700	0	31	31	0	(9)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(55)	(40)	0	(6)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		4,900	(34)	(1,006)	(1,040)	19	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	(55)	(1)	0	(23)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(67)	(90)	0	(9)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		200	0	(1)	(1)	0	(1)
Pay	CPTFEMU	2.362	Maturity	11/15/2033		1,100	0	56	56	4	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,600	(2)	(45)	(47)	0	(14)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,400	(1)	(15)	(16)	0	(5)
Receive	CPTFEMU	2.487	Maturity	05/15/2037		540	14	(18)	(4)	0	(2)
Pay	CPTFEMU	1.242	Maturity	08/15/2039		930	0	(254)	(254)	3	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	5	5	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	39	26	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	32	33	5	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	4	4	2	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	115	115	7	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	138	139	6	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	93	97	4	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	183	186	8	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	47	47	2	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(42)	(42)	0	(2)
Pay	CPURNSA	2.380	Maturity	10/15/2025	$	2,200	0	(9)	(9)	0	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		4,200	0	(17)	(17)	0	(1)
Pay	CPURNSA	2.820	Maturity	02/05/2026		1,800	0	(6)	(6)	0	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		1,900	0	(6)	(6)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		1,900	0	(2)	(2)	0	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		500	0	1	1	0	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		3,000	0	301	301	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	205	205	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	441	442	0	(1)
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	10	10	0	0
Pay	CPURNSA	0.000	Maturity	08/01/2026		4,700	0	6	6	2	0
Pay	CPURNSA	0.000	Maturity	08/27/2026		5,300	0	9	9	2	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		8,900	0	1,611	1,611	0	(2)
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	765	765	0	(1)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(387)	(388)	1	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(1,102)	(1,102)	0	(2)
Pay	CPURNSA	1.997	Maturity	07/25/2029		6,900	5	(1,092)	(1,087)	0	(1)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,236)	(1,236)	0	(1)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	1,280	5	(55)	(50)	7	0
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP	2,100	0	(2)	(2)	0	(3)
Pay	UKRPI	3.500	Maturity	08/15/2034		2,300	13	31	44	8	0
Pay	UKRPI	3.466	Maturity	09/15/2034		1,000	0	14	14	3	0

Total Swap Agreements							$547	$11,850	$12,397	$387	$(226)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability(2)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$229	$387	$616	$0	$(411)	$(226)	$(637)

(h)

Securities with an aggregate market value of $1,389 and cash of $3,778 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $6 and liability of $(17) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	16,246		$18,948	$0	$(125)
	10/2025		$8,160	CAD	11,352	0	(3)
	11/2025	CAD	11,334		$8,160	3	0

BOA	10/2025	JPY	3,719		25	0	0
	10/2025		$200	ILS	673	3	0
	10/2025		436	INR	38,600	0	(2)
	10/2025		216	JPY	32,374	3	0
	10/2025		241	KRW	333,430	0	(3)
	10/2025		167	NZD	290	1	0
	10/2025		60	PLN	215	0	(1)
	11/2025	JPY	32,262		$216	0	(3)
	11/2025	NZD	290		167	0	(1)
	11/2025		$80	ILS	266	1	0

BPS	10/2025	BRL	2,790		$525	0	0
	10/2025	CNH	6,353		892	0	0
	10/2025	IDR	19,168,562		1,159	11	(2)
	10/2025	INR	27,967		317	3	0
	10/2025	TWD	55,529		1,850	28	(2)
	10/2025		$510	BRL	2,790	14	0
	10/2025		1,436	IDR	23,702,973	0	(15)
	10/2025		252	JPY	37,507	1	0
	10/2025		1,202	KRW	1,661,764	0	(18)
	10/2025		248	PLN	901	0	0
	11/2025	IDR	3,342,274		$200	0	0
	11/2025	INR	19,582		220	0	0
	11/2025	JPY	37,377		252	0	(1)
	11/2025	KRW	168,218		120	0	0
	11/2025		$240	ILS	807	4	0
	12/2025	TWD	6,095		$203	2	0
	12/2025		$296	IDR	4,977,825	2	0
	12/2025		34	THB	1,072	0	(1)

BRC	10/2025	CHF	1,205		$1,510	0	(4)
	10/2025	GBP	208		281	1	0
	10/2025		$1,569	CHF	1,258	12	0
	10/2025		2	NOK	19	0	0
	10/2025		856	PLN	3,130	5	0
	10/2025		762	ZAR	13,436	15	0
	11/2025	NOK	19		$2	0	0
	11/2025		$1,510	CHF	1,201	4	0
	11/2025		281	GBP	208	0	(1)
	11/2025	ZAR	2,342		$133	0	(2)

BSH	10/2025		$49	NZD	85	0	0
	11/2025	NZD	85		$49	0	0

CBK	10/2025	AUD	294		192	0	(3)
	10/2025	CNH	120		17	0	0

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	DKK	16,633		$2,598	$0	$(18)
	10/2025	EUR	198		232	0	(1)
	10/2025	IDR	11,859,778		717	7	(1)
	10/2025	INR	39,268		442	1	0
	10/2025	NOK	144		14	0	0
	10/2025	SGD	2,175		1,694	8	0
	10/2025	THB	3,604		112	0	0
	10/2025	TWD	81,600		2,753	72	0
	10/2025		$549	GBP	406	0	(3)
	10/2025		427	IDR	7,025,796	0	(6)
	10/2025		1,858	INR	163,238	0	(22)
	10/2025		183	NOK	1,829	0	0
	10/2025		505	SEK	4,790	4	0
	10/2025		943	TWD	28,689	1	(1)
	10/2025	ZAR	6,053		$350	0	(1)
	11/2025	NOK	1,829		183	0	0
	11/2025		$122	ILS	409	2	0
	11/2025		442	INR	39,345	0	(1)
	12/2025	TWD	18,787		$621	2	0
	12/2025		$5,667	BRL	31,827	227	0
	12/2025		306	IDR	5,140,849	2	0
	01/2026	TWD	9,693		$321	0	0

DUB	10/2025	CNH	13,612		1,914	4	0
	10/2025	IDR	6,898,607		421	8	0
	10/2025	INR	63,768		718	1	0
	10/2025	KRW	424,456		306	4	0
	10/2025		$603	ILS	2,059	19	0
	10/2025		901	INR	79,661	0	(5)
	11/2025	ILS	2,058		$603	0	(19)
	11/2025	INR	5,307		60	0	0
	11/2025		$718	INR	63,895	0	(1)
	11/2025	ZAR	2,663		$151	0	(2)

FAR	10/2025	AUD	5,922		3,842	0	(77)
	10/2025	CHF	216		271	0	0
	10/2025	CNH	5,935		836	3	0
	10/2025	JPY	1,477,429		10,050	59	0
	10/2025		$4,249	AUD	6,508	57	0
	10/2025		1,764	INR	155,625	0	(14)
	10/2025		1,096	PLN	4,005	6	0
	10/2025		6,294	SGD	8,107	0	(10)
	11/2025	AUD	6,508		$4,251	0	(57)
	11/2025	SGD	8,086		6,294	10	0
	11/2025		$271	CHF	215	0	0
	12/2025	MXN	2,075		$109	0	(3)
	12/2025		$910	MXN	17,254	24	0

GLM	10/2025	CHF	45		$56	0	0
	10/2025	CNH	468		66	0	0
	10/2025	IDR	5,048,099		303	0	0
	10/2025	SGD	90		70	1	0
	10/2025		$429	IDR	7,089,802	0	(4)
	10/2025		505	INR	44,348	0	(7)
	11/2025		173	ILS	576	1	0
	12/2025	MXN	560		$30	0	(1)
	12/2025		$295	IDR	4,936,329	0	0

IND	10/2025	AUD	292		$191	0	(2)
	10/2025		$2,831	DKK	18,102	16	0
	11/2025	DKK	18,061		$2,831	0	(16)

JPM	10/2025	BRL	1,114		209	0	(1)
	10/2025	CAD	11,329		8,198	57	0
	10/2025	IDR	13,918,900		834	0	(1)
	10/2025	KRW	734,647		530	6	0
	10/2025	SGD	406		316	1	0
	10/2025		$205	BRL	1,114	4	0
	10/2025		1,972	DKK	12,553	3	0
	10/2025		267	EUR	228	1	0
	10/2025		1,294	IDR	21,505,939	1	(6)
	10/2025		220	ILS	737	3	0
	10/2025		194	INR	17,112	0	(2)
	10/2025		564	PLN	2,073	6	0
	10/2025		107	TWD	3,251	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$171	ZAR	3,029	$4	$0
	11/2025	BRL	1,603		$299	0	0
	11/2025	DKK	12,524		1,972	0	(3)
	11/2025	ZAR	2,512		142	0	(3)

MBC	10/2025	CHF	48		60	0	0
	10/2025	CNH	6,927		975	2	0
	10/2025	GBP	301		406	1	0
	10/2025	IDR	686,727		42	1	0
	10/2025	JPY	2,644		18	0	0
	10/2025	KRW	1,907,366		1,368	9	0
	10/2025	SEK	5,304		553	0	(10)
	10/2025	SGD	5,438		4,243	28	0
	10/2025	THB	8,505		264	1	0
	10/2025		$325	CHF	256	0	(3)
	10/2025		691	CNH	4,920	0	0
	10/2025		125	JPY	18,589	1	0
	10/2025		948	KRW	1,323,465	0	(5)
	10/2025		2	NOK	19	0	0
	10/2025		170	THB	5,504	0	0
	11/2025	CNH	4,908		$691	0	0
	11/2025	JPY	31,780		215	0	(1)
	11/2025	NOK	19		2	0	0
	11/2025		$406	GBP	301	0	(1)
	12/2025		141	MXN	2,679	4	0

MYI	10/2025	CNH	6,993		$983	1	0
	10/2025	IDR	2,806,376		170	2	0
	10/2025	JPY	16,445		111	0	0
	10/2025		$4,750	JPY	709,138	45	0
	10/2025		135	PLN	489	0	(1)
	10/2025		503	TWD	15,153	0	(5)
	11/2025	JPY	706,684		$4,750	0	(45)
	12/2025	TWD	15,055		503	6	0

NGF	10/2025	KRW	973,064		700	6	0
	10/2025		$385	IDR	6,367,763	0	(3)

SCX	10/2025	CNH	5,086		$716	2	0
	10/2025	DKK	14,022		2,183	0	(23)
	10/2025	IDR	6,160,776		369	0	0
	10/2025	INR	45,761		515	0	0
	10/2025	JPY	84,196		573	3	0
	10/2025	TWD	48,296		1,630	43	0
	10/2025		$430	IDR	7,064,751	0	(6)
	10/2025		877	INR	77,463	0	(6)
	11/2025	JPY	153		$1	0	0
	11/2025		$455	INR	40,538	0	0
	12/2025		369	IDR	6,176,346	1	0

SOG	10/2025	BRL	3,768		$706	0	(2)
	10/2025	JPY	770,971		5,243	29	0
	10/2025	KRW	279,509		202	3	0
	10/2025	NZD	376		219	1	0
	10/2025	TWD	5,236		174	2	0
	10/2025		$709	BRL	3,768	0	(1)
	10/2025		19,069	EUR	16,216	0	(32)
	10/2025		10,379	JPY	1,544,325	64	0
	11/2025	EUR	16,216		$19,108	32	0
	11/2025	JPY	1,538,984		10,379	0	(64)
	12/2025		$706	BRL	3,822	2	0

SSB	10/2025		280	GBP	208	0	(1)

UAG	10/2025	CAD	10		7	0	0
	10/2025	ILS	3,676		1,102	0	(8)
	10/2025	NOK	1,785		175	0	(3)
	10/2025		$60	ILS	207	2	0
	10/2025		20	INR	1,792	0	0
	10/2025		328	PLN	1,194	1	0
	10/2025		170	THB	5,502	0	0
	10/2025		350	ZAR	6,053	0	0
	10/2025	ZAR	6,055		$350	0	0
	11/2025	ILS	207		60	0	(2)
	11/2025	ZAR	2,547		144	0	(3)

Total Forward Foreign Currency Contracts						$1,030	$(700)

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(286)	$(140)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,700	$(15)	$(11)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,700	(15)	(7)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	13,400	(122)	(72)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	13,400	(122)	(72)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	10,100	(92)	(73)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	10,100	(93)	(41)

							$(459)	$(276)

Total Written Options							$(745)	$(416)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	MLPIREIL Index(4)	501,637	4.740% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$48,769	$0	$(38)	$0	$(38)
	Pay	MLPIREIS Index(5)	436,874	4.590% (FEDL01 plus a specified spread)	Monthly	06/10/2026	43,224	0	38	38	0

CBK	Receive	DWRTFT Index	2,270	4.690% (SOFR plus a specified spread)	Monthly	05/06/2026	32,209	0	(123)	0	(123)
	Receive	DWRTFT Index	1,743	4.750% (SOFR plus a specified spread)	Monthly	08/05/2026	24,731	0	(95)	0	(95)

JPM	Receive	DWRTFT Index	12,317	4.755% (SOFR plus a specified spread)	Monthly	11/05/2025	174,763	0	(615)	0	(615)

MYI	Receive	DWRTFT Index	5,801	4.740% (SOFR plus a specified spread)	Monthly	06/03/2026	82,309	0	(317)	0	(317)

Total Swap Agreements								$0	$(1,150)	$38	$(1,188)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$3	$0	$0	$3	$(128)	$0	$0	$(128)	$(125)	$331	$206
BOA	8	0	38	46	(10)	0	(38)	(48)	(2)	(560)	(562)
BPS	65	0	0	65	(39)	0	0	(39)	26	0	26
BRC	37	0	0	37	(7)	(18)	0	(25)	12	0	12
CBK	326	0	0	326	(57)	0	(218)	(275)	51	(281)	(230)
DUB	36	0	0	36	(27)	0	0	(27)	9	0	9
FAR	159	0	0	159	(161)	0	0	(161)	(2)	0	(2)
GLM	2	0	0	2	(12)	(398)	0	(410)	(408)	(280)	(688)
IND	16	0	0	16	(18)	0	0	(18)	(2)	0	(2)
JPM	86	0	0	86	(16)	0	(615)	(631)	(545)	(2,509)	(3,054)
MBC	47	0	0	47	(20)	0	0	(20)	27	0	27
MYI	54	0	0	54	(51)	0	(317)	(368)	(314)	18	(296)
NGF	6	0	0	6	(3)	0	0	(3)	3	0	3
SCX	49	0	0	49	(35)	0	0	(35)	14	0	14
SOG	133	0	0	133	(99)	0	0	(99)	34	0	34
SSB	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	3	0	0	3	(16)	0	0	(16)	(13)	0	(13)

Total Over the Counter	$1,030	$0	$38	$1,068	$(700)	$(416)	$(1,188)	$(2,304)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

(j)

Securities with an aggregate market value of $349 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	The following table represents the top 50 individual positions and related values within the total return basket swap as of September 30, 2025:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	0.8%	$390
American Tower Corp.	5.7	2,779
Apple Hospitality REIT, Inc.	4.8	2,341
AvalonBay Communities, Inc.	1.5	732
Crown Castle International Corp.	5.8	2,829
Cubesmart	0.8	390
DiamondRock Hospitality Company	1.6	780
Digital Realty Trust, Inc.	2.9	1,414
Equinix, Inc.	2.0	975
Equity Lifestyle Properties, Inc.	4.8	2,341
Equity Residential	2.1	1,024
Extra Space Storage, Inc.	0.1	49
Federal Realty Investment Trust	0.6	293
First Industrial Realty Trust, Inc.	3.3	1,609
Gaming and Leisure Properties, Inc.	5.4	2,634
Healthcare Realty Trust Incorporated	2.5	1,219
Healthpeak Properties, Inc.	6.5	3,170
Host Hotels & Resorts, Inc.	2.5	1,219
Invitation Homes, Inc.	4.1	2,000
Kimco Realty Corporation	4.0	1,951
Kite Realty Group Trust	5.7	2,780
Macerich Co.	5.5	2,681
NNN REIT, Inc.	2.1	1,024
Park Hotels & Resorts, Inc.	1.0	488
Public Storage	0.5	244
Realty Income Corp.	0.1	49
Ryman Hospitality Properties, Inc.	2.6	1,268
Sabra Health Care REIT, Inc.	0.5	244
SBA Communications Corporation	5.6	2,731
Simon Property Group, Inc.	5.9	2,877
Sun Communities, Inc.	2.8	1,366
UDR, Inc.	1.9	927
VICI Properties, Inc.	4.0	1,951

Total Real Estate		$48,769

Total Value		$48,769

(5)	The following table represents the top 50 individual positions and related values within the total return basket swap as of September 30, 2025:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.2%	$519
Agree Realty Corporation	4.9	2,118
American Assets Trust, Inc.	1.4	605
Boston Properties Inc	4.6	1,988
Brandywine Realty Trust	1.8	778
Brixmor Property Group, Inc.	2.5	1,081
Camden Property Trust	0.4	173
Copt Defense Properties	5.5	2,377
Cousins Properties Incorporated	5.4	2,334
Curbline Properties Corp.	2.4	1,037
Douglas Emmett, Inc.	4.7	2,032
Eastgroup Properties, Inc.	2.0	864
Elme Communities	2.6	1,124
EPR Properties	0.2	86
Essential Properties Realty Trust, Inc.	1.5	649
Essex Property Trust, Inc.	0.1	43
Highwoods Properties, Inc.	6.6	2,853
Independence Realty Trust, Inc.	2.9	1,253

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Referenced Entity	% of Index	Value
JBG Smith Properties	4.7%	$2,032
Kilroy Realty Corporation	6.8	2,939
LXP Industrial Trust	0.4	173
Mid-America Apartment Communities, Inc.	2.1	908
National Storage Affiliates Trust	0.5	216
Omega Healthcare Investors, Inc.	2.8	1,210
Pebblebrook Hotel Trust	1.4	605
Phillips Edison & Company, Inc.	0.1	43
Prologis, Inc.	0.5	216
Regency Centers Corp.	1.6	693
Rexford Industrial Realty, Inc.	1.0	432
Stag Industrial, Inc.	0.4	173
Sunstone Hotel Investors, Inc.	1.2	519
Tanger, Inc.	0.7	303
Terreno Realty Corporation	3.1	1,340
Urban Edge Properties	0.7	303
Ventas, Inc.	6.9	2,982
Veries Residential, Inc.	1.5	648
Vornado Realty Trust	3.3	1,426
Welltower, Inc.	8.2	3,544
WP Carey, Inc.	1.4	605

Total Real Estate		$43,224

Total Value		$43,224

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$6	$0	$0	$0	$223	$229
Swap Agreements	0	0	0	0	387	387

	$6	$0	$0	$0	$610	$616

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,030	$0	$1,030
Swap Agreements	0	0	38	0	0	38

	$0	$0	$38	$1,030	$0	$1,068

	$6	$0	$38	$1,030	$610	$1,684

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$24	$0	$0	$0	$387	$411
Swap Agreements	0	0	0	0	226	226

	$24	$0	$0	$0	$613	$637

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$700	$0	$700
Written Options	0	0	0	0	416	416
Swap Agreements	0	0	1,188	0	0	1,188

	$0	$0	$1,188	$700	$416	$2,304

	$24	$0	$1,188	$700	$1,029	$2,941

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)	September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(122)	$0	$0	$0	$(400)	$(522)
Swap Agreements	0	0	0	0	(1,430)	(1,430)

	$(122)	$0	$0	$0	$(1,830)	$(1,952)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,609)	$0	$(5,609)
Written Options	0	0	0	0	97	97
Swap Agreements	0	0	2,436	0	0	2,436

	$0	$0	$2,436	$(5,609)	$97	$(3,076)

	$(122)	$0	$2,436	$(5,609)	$(1,733)	$(5,028)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(70)	$0	$0	$0	$5	$(65)
Swap Agreements	0	0	0	0	4,305	4,305

	$(70)	$0	$0	$0	$4,310	$4,240

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,654	$0	$1,654
Written Options	0	0	0	0	213	213
Swap Agreements	0	0	(79)	0	0	(79)

	$0	$0	$(79)	$1,654	$213	$1,788

	$(70)	$0	$(79)	$1,654	$4,523	$6,028

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,565	$0	$6,565
Industrials	0	161	2,600	2,761
U.S. Government Agencies	0	74,127	0	74,127
U.S. Treasury Obligations	0	572,291	0	572,291
Non-Agency Mortgage-Backed Securities	0	3,491	0	3,491
Asset-Backed Securities
CMBS Other	0	1,097	0	1,097
Home Equity Other	0	23,874	0	23,874
Manufacturing House ABS Other	0	2,939	0	2,939
Whole Loan Collateral	0	10,164	0	10,164
Other ABS	0	29,800	0	29,800
Sovereign Issues	0	21,514	0	21,514
Common Stocks
Real Estate	1,242	0	0	1,242
Preferred Securities
Banking & Finance	0	927	0	927
Real Estate Investment Trusts
Real Estate	208,677	0	0	208,677
Short-Term Instruments
Mutual Funds	0	531	0	531

	$209,919	$747,481	$2,600	$960,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$76	$0	$0	$76

Total Investments	$209,995	$747,481	$2,600	$960,076

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	77	533	0	610
Over the counter	0	1,068	0	1,068

	$77	$1,601	$0	$1,678

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(125)	(495)	0	(620)
Over the counter	0	(2,304)	0	(2,304)

	$(125)	$(2,799)	$0	$(2,924)

Total Financial Derivative Instruments	$(48)	$(1,198)	$0	$(1,246)

Totals	$209,947	$746,283	$2,600	$958,830

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.5%

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 6.7%

American Express Co.
5.645% due 04/23/2027 •		$24,900	$25,097

Athene Global Funding
4.950% due 01/07/2027		500	505
5.068% due 07/16/2026 •		8,000	8,020
5.620% due 05/08/2026		12,900	13,012

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		89	86

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	500	644

Bank of America Corp.
4.979% due 01/24/2029 •		$13,900	14,159
5.202% due 04/25/2029 •		200	205
5.933% due 09/15/2027 •		5,400	5,490

Bank of Montreal
5.065% (SOFRINDX + 0.880%) due 09/10/2027 ~		4,000	4,016

Bank of Nova Scotia
5.400% due 06/04/2027		15,700	16,068

Barclays PLC
4.837% due 09/10/2028 •		2,600	2,627
5.674% due 03/12/2028 •		400	408

Citibank NA
4.929% due 08/06/2026		11,700	11,789
5.438% due 04/30/2026		12,600	12,687
5.488% due 12/04/2026		6,100	6,199

Corebridge Global Funding
4.900% due 01/07/2028		1,000	1,017

Equitable Financial Life Global Funding
4.600% due 04/01/2027		15,800	15,906

Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	2,007
5.800% due 03/05/2027		2,800	2,829

Goldman Sachs Bank USA
5.283% due 03/18/2027 •		24,000	24,112
5.414% due 05/21/2027 •		1,400	1,411

Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		400	410

HPS Corporate Lending Fund
5.450% due 01/14/2028		11,900	12,011

Jackson National Life Global Funding
4.900% due 01/13/2027		1,400	1,412
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		1,300	1,305
5.600% due 04/10/2026		850	856

JPMorgan Chase & Co.
4.979% due 07/22/2028 •		800	812
6.070% due 10/22/2027 •		1,100	1,122

JPMorgan Chase Bank NA
5.110% due 12/08/2026		9,400	9,521

Morgan Stanley
2.475% due 01/21/2028 •		148	145
2.674% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	4,000	4,706
5.123% due 02/01/2029 •		$100	102
5.652% due 04/13/2028 •		800	818

Morgan Stanley Bank NA
4.447% due 10/15/2027 •		2,650	2,657
4.952% due 01/14/2028 •		2,100	2,121
4.968% due 07/14/2028 •		300	305
5.504% due 05/26/2028 •		6,500	6,645
5.882% due 10/30/2026		3,700	3,773

Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •		1,000	1,006

NatWest Markets PLC
4.789% due 03/21/2028		1,100	1,120

PNC Bank NA
4.429% due 07/21/2028 •		16,600	16,687

Protective Life Global Funding
4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~		11,900	11,909

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RGA Global Funding
5.250% due 01/09/2030	$2,100	$2,173

Royal Bank of Canada
4.965% due 01/24/2029 •	6,600	6,715
5.069% due 07/23/2027 •	16,000	16,122

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027	2,000	2,015

Toronto-Dominion Bank
4.861% due 01/31/2028	10,800	10,992

UBS Group AG
1.305% due 02/02/2027 •	850	842

VICI Properties LP
4.750% due 04/01/2028	350	354

Wells Fargo & Co.
4.900% due 01/24/2028 •	3,700	3,734
5.707% due 04/22/2028 •	400	409

Wells Fargo Bank NA
5.254% due 12/11/2026	28,200	28,615

		319,708

INDUSTRIALS 1.4%

BMW U.S. Capital LLC
4.750% due 03/21/2028	1,600	1,624

Boeing Co.
2.196% due 02/04/2026	400	397

Broadcom, Inc.
5.050% due 07/12/2027	14,700	14,957

Dell International LLC/EMC Corp.
4.750% due 04/01/2028	1,400	1,421

Hyatt Hotels Corp.
5.050% due 03/30/2028	400	407

Hyundai Capital America
5.450% due 06/24/2026	2,100	2,117

International Business Machines Corp.
4.650% due 02/10/2028	23,400	23,740

Mars, Inc.
4.600% due 03/01/2028	3,900	3,948

NTT Finance Corp.
4.620% due 07/16/2028	600	606

Occidental Petroleum Corp.
5.000% due 08/01/2027	13,400	13,557

Oracle Corp.
4.800% due 08/03/2028	2,100	2,136

Rio Tinto Finance USA PLC
4.500% due 03/14/2028	1,400	1,416

		66,326

UTILITIES 0.7%

DTE Energy Co.
4.950% due 07/01/2027	500	507

NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/2027	800	809
4.850% due 02/04/2028	11,600	11,808

NYSEG Storm Funding LLC
4.713% due 05/01/2029	13,400	13,514

Oncor Electric Delivery Co. LLC
4.500% due 03/20/2027	900	907

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~	400	401

Southern California Edison Co.
3.650% due 03/01/2028	500	492
4.400% due 09/06/2026	200	200
4.700% due 06/01/2027	1,400	1,406
4.875% due 02/01/2027	500	503
5.350% due 03/01/2026	1,120	1,125
5.650% due 10/01/2028	200	206
5.850% due 11/01/2027	1,327	1,362
5.950% due 11/01/2032	400	422

Southern California Gas Co.
2.600% due 06/15/2026	700	692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Communications, Inc.
2.355% due 03/15/2032	$379	$332

		34,686

Total Corporate Bonds & Notes (Cost $415,484)		420,720

U.S. GOVERNMENT AGENCIES 11.5%

Federal Home Loan Mortgage Corp.
3.000% due 10/01/2026 - 11/01/2032	7,683	7,506
5.500% due 08/01/2054 - 01/01/2055	108,253	109,276

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	9,301	8,850
4.905% due 08/25/2027 •	3,602	3,602

Federal Home Loan Mortgage Corp. REMICS
4.867% due 07/15/2036 •	100	99
4.937% due 05/15/2032 •	617	614
5.087% due 12/15/2037 •	83	82
5.107% due 10/15/2037 •	255	254
5.245% due 04/15/2049 - 12/15/2050 •	4,249	4,255
5.256% due 11/25/2054 •	2,153	2,156
5.296% due 11/25/2054 •	38,249	38,314
5.306% due 10/25/2054 - 03/25/2055 •	18,799	18,790
5.345% due 08/15/2048 •	2,018	2,032
5.456% due 11/25/2054 - 07/25/2055 •	20,485	20,492
5.506% due 01/25/2055 - 08/25/2055 •	7,481	7,511
5.556% due 02/25/2055 - 08/25/2055 •	11,765	11,828
5.606% due 05/25/2054 •	3,732	3,758

Federal Home Loan Mortgage Corp. STRIPS
4.937% due 09/15/2042 •	7	7

Federal National Mortgage Association
1.630% due 05/01/2027	21,800	21,026
3.000% due 12/01/2026	78	77
3.500% due 02/01/2045 - 03/01/2048	1,077	1,004
6.618% due 05/01/2038 •	1,195	1,240

Federal National Mortgage Association REMICS
4.901% due 10/25/2036 •	8	8
4.921% due 08/25/2037 •	259	258
5.145% due 01/25/2051 •	2,163	2,168
5.245% due 12/25/2050 •	1,857	1,853
5.256% due 09/25/2054 •	7,130	7,140
5.306% due 11/25/2053 - 03/25/2055 •	7,577	7,608
5.406% due 01/25/2055 •	3,428	3,433
5.456% due 07/25/2055 •	3,515	3,524
5.536% due 08/25/2055 •	4,886	4,910
5.556% due 10/25/2053 - 07/25/2055 •	9,276	9,327

Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	574	0
7.000% due 06/20/2055	4,488	4,550

Government National Mortgage Association REMICS
4.695% due 10/20/2043 •	1,554	1,506
4.927% due 08/20/2068 •	2,247	2,257
5.039% due 05/20/2074 •	964	964
5.216% due 10/20/2063 •	76	77
5.336% due 12/20/2069 •	4,149	4,189
5.366% due 09/20/2069 •	1,478	1,484

U.S. Small Business Administration
5.160% due 02/01/2028	6	6
5.310% due 05/01/2027	10	10
5.510% due 11/01/2027	6	6
5.820% due 06/01/2026	4	4
5.870% due 07/01/2028	4	4
6.020% due 08/01/2028	2	3
6.770% due 11/01/2028	12	12

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	242,700	228,711

Total U.S. Government Agencies (Cost $545,884)		546,785

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Bonds
3.000% due 05/15/2045 (h)(j)		$2,010	$1,565

U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2042		2,457	1,951
0.875% due 02/15/2047		2,227	1,646
1.000% due 02/15/2049		1,074	794
1.375% due 02/15/2044 (j)		4,241	3,630
1.375% due 02/15/2044		10,447	8,942
2.125% due 02/15/2040		1,556	1,569
2.125% due 02/15/2041		139	139
2.500% due 01/15/2029 (j)		39,645	41,438
3.375% due 04/15/2032		1,323	1,481
3.875% due 04/15/2029		2,769	3,028
0.125% due 07/15/2026		5,555	5,536
0.250% due 07/15/2029 (j)(l)		1,262	1,224
0.375% due 01/15/2027		201	199
0.500% due 01/15/2028		7,982	7,891
1.875% due 07/15/2035		40,543	40,884

U.S. Treasury Notes
1.625% due 05/15/2026		25,577	25,238

Total U.S. Treasury Obligations (Cost $152,009)			147,155

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Adjustable Rate Mortgage Trust
9.125% due 07/25/2035 ~		1	1

Ashford Hospitality Trust
5.223% due 04/15/2035 •		146	146

Atrium Hotel Portfolio Trust
5.378% due 12/15/2036 •		1,785	1,759

Avon Finance
4.886% due 12/28/2049 •	GBP	11,345	15,292

Banc of America Funding Trust
4.602% due 05/20/2036 ~		$158	139

BBCMS Trust
5.448% due 07/15/2037 •		4,300	4,202

Bear Stearns ALT-A Trust
4.888% due 07/25/2035 ~		395	265

Bear Stearns ARM Trust
6.841% due 01/25/2035 ~		49	50

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~		32	22

Chase Home Lending Mortgage Trust
5.606% due 05/25/2055 •		1,004	1,003

Chase Mortgage Finance Trust
5.769% due 02/25/2037 ~		51	51
6.522% due 02/25/2037 ~		25	25

ChaseFlex Trust
6.300% due 06/25/2036 ~		38	33

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.552% due 01/25/2035 •		1	1

CHL Mortgage Pass-Through Trust
4.615% due 08/20/2035 ~		610	576
4.819% due 11/20/2034 ~		79	76

Citigroup Mortgage Loan Trust, Inc.
5.706% due 07/25/2054 •		137	138
6.310% due 11/25/2035 •		18	18

CLNY Trust
5.717% due 11/15/2038 •		4,397	4,347

Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,280	1,750
6.500% due 09/25/2037		1,325	465

Eurosail-U.K. PLC
5.055% due 06/13/2045 •	GBP	307	413

First Horizon Alternative Mortgage Securities Trust
5.032% due 04/25/2035 ~		$91	89

GSR Mortgage Loan Trust
4.977% due 11/25/2035 ~		30	29
5.191% due 09/25/2035 ~		3	3

HarborView Mortgage Loan Trust
4.508% due 03/19/2037 •		444	413

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.658% due 12/19/2036 •		$6,096	$4,832
4.868% due 11/19/2035 •		179	116
4.930% due 06/20/2035 •		228	219

IndyMac INDA Mortgage Loan Trust
3.199% due 11/25/2035 ~		100	76

IndyMac INDX Mortgage Loan Trust
4.692% due 07/25/2036 •		556	538

JP Morgan Alternative Loan Trust
6.810% due 08/25/2036 þ		632	623

Kinbane 2 DAC
2.993% due 01/24/2063 ~	EUR	1,731	2,038

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~		$52	50

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.005% due 09/15/2030 •		8	6

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.745% due 06/15/2030 •		2	2

Merrill Lynch Mortgage Investors Trust
4.681% due 06/25/2035 ~		72	69
5.341% due 12/25/2034 ~		24	23

Merrion Square Residential DAC
3.008% due 03/24/2081 •	EUR	2,423	2,851

MFA Trust
4.112% due 12/25/2066 ~		$2,583	2,554

MRCD Mortgage Trust
2.718% due 12/15/2036		7,500	6,681

New Orleans Hotel Trust
5.187% due 04/15/2032 •		1,674	1,664

Oceanview Mortgage Trust
5.156% due 11/25/2054 •		369	370

RALI Trust
4.632% due 06/25/2046 •		99	21
6.000% due 09/25/2036		380	306

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		759	762
5.582% due 12/25/2044 þ		947	957

Residential Asset Securitization Trust
6.500% due 09/25/2036		7,165	2,132

Structured Adjustable Rate Mortgage Loan Trust
5.345% due 11/25/2034 •		356	334

Structured Asset Mortgage Investments II Trust
4.692% due 05/25/2036 •		45	32
4.928% due 05/19/2035 •		20	19

Thornburg Mortgage Securities Trust
5.633% due 03/25/2037 •		1,145	808

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	2,740	3,694

Trinity Square PLC
4.969% (SONIO/N + 0.900%) due 07/15/2059 ~		1,150	1,550

WaMu Mortgage Pass-Through Certificates Trust
5.012% due 11/25/2034 •		$90	88
5.012% due 01/25/2045 •		118	118
5.072% due 01/25/2045 •		124	123
5.232% due 01/25/2035 ~		19	18
5.375% due 06/25/2034 ~		16	15
5.999% due 10/25/2034 ~		13	13

Wells Fargo Mortgage-Backed Securities Trust
6.085% due 04/25/2036 ~		87	87

Total Non-Agency Mortgage-Backed Securities (Cost $71,319)			65,095

ASSET-BACKED SECURITIES 12.4%

AUTOMOBILE ABS OTHER 0.2%

Cars Alliance Auto Loans Germany V
2.429% due 01/18/2036 •	EUR	1,629	1,916

GLS Auto Select Receivables Trust
4.500% due 11/15/2030		$1,000	1,005

Nissan Auto Lease Trust
4.782% due 06/15/2027 •		990	991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Auto Receivables Owner Trust
4.722% due 03/15/2027 •		$1,512	$1,513

Westlake Automobile Receivables Trust
4.942% due 09/15/2027 •		1,452	1,453

			6,878

AUTOMOBILE SEQUENTIAL 4.6%

American Credit Acceptance Receivables Trust
4.810% due 03/13/2028		255	255

Arivo Acceptance Auto Loan Receivables Trust
3.930% due 05/15/2028		131	131

Bank of America Auto Trust
5.530% due 02/15/2028		3,072	3,097

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		455	457

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	333	241

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		$1,000	1,002
4.840% due 09/15/2027		331	331
5.340% due 04/17/2028		404	405

CarMax Auto Owner Trust
4.350% due 07/15/2030		10,700	10,796
4.750% due 10/15/2027		601	602
4.890% due 07/16/2029		500	506
5.340% due 08/16/2027		389	390

Carvana Auto Receivables Trust
4.530% due 01/10/2029		1,500	1,503
4.610% due 11/10/2027		193	193
4.640% due 01/10/2030		1,950	1,964
4.840% due 12/10/2027		514	515
5.330% due 07/10/2029		1,000	1,009
5.500% due 08/10/2027		2	2
5.630% due 11/10/2027		80	80
5.900% due 08/10/2027		64	64

Chase Auto Owner Trust
4.940% due 07/25/2029		10,000	10,111
5.250% due 09/27/2027		415	416

Citizens Auto Receivables Trust
5.540% due 11/16/2026		41	41
5.840% due 01/18/2028		3,865	3,892

CPS Auto Receivables Trust
4.910% due 06/15/2028		372	373
5.780% due 01/18/2028		2,196	2,199
5.880% due 02/15/2028		113	113

Drive Auto Receivables Trust
4.500% due 09/15/2028		1,000	1,002
4.940% due 12/15/2027		545	545

Enterprise Fleet Financing LLC
4.650% due 10/20/2027		1,000	1,005
4.820% due 02/20/2029		1,000	1,017

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		500	503

FCCU Auto Receivables Trust
4.870% due 01/16/2029		1,060	1,064
5.760% due 11/15/2027		116	117

FHF Issuer Trust
4.920% due 02/15/2031		931	930
5.890% due 06/15/2030		299	302

FHF Trust
4.430% due 01/18/2028		36	36

Flagship Credit Auto Trust
4.880% due 11/15/2028		536	538
5.640% due 03/15/2028		474	476

Ford Credit Auto Owner Trust
4.650% due 02/15/2028		524	525

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		1,000	1,004
4.760% due 10/15/2027		399	399
5.020% due 04/17/2028		1,000	1,003

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		733	736
4.460% due 10/15/2030		1,000	1,007
5.590% due 10/15/2029		328	333

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.960% due 10/16/2028	$5,373	$5,422

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	1,100	1,108
4.470% due 02/16/2028	1,083	1,085

Harley-Davidson Motorcycle Trust
5.650% due 02/16/2027	11	11

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027	8,290	8,341

Hyundai Auto Lease Securitization Trust
4.830% due 01/18/2028	12,100	12,241

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,800	1,815
4.990% due 02/15/2029	1,700	1,717
5.290% due 04/15/2027	278	278

LAD Auto Receivables Trust
4.690% due 07/16/2029	15,200	15,344

Lendbuzz Securitization Trust
5.100% due 10/15/2030	909	910

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	19,300	19,577

Prestige Auto Receivables Trust
4.720% due 02/15/2028	3,556	3,559

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	195	195

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032	242	244

Santander Drive Auto Receivables Trust
4.380% due 01/15/2030	16,900	17,011
4.620% due 11/15/2028	1,000	1,002
4.630% due 10/16/2028	1,700	1,706
4.670% due 08/15/2029	10,500	10,587
4.850% due 01/16/2029	2,300	2,308
5.410% due 07/15/2027	47	47
5.630% due 01/16/2029	652	655

SBNA Auto Lease Trust
5.670% due 11/20/2026	15	15

SCCU Auto Receivables Trust
4.570% due 01/15/2031	3,400	3,427
4.670% due 11/15/2028	1,500	1,506
4.680% due 09/15/2031	1,500	1,516
5.110% due 06/15/2029	500	504
5.450% due 12/15/2027	236	237

SFS Auto Receivables Securitization Trust
4.440% due 12/20/2030	24,200	24,416
4.520% due 11/20/2028	5,100	5,114
4.750% due 07/22/2030	19,050	19,281
5.710% due 10/20/2027	79	79

Tesla Electric Vehicle Trust
5.540% due 12/21/2026	738	739

Toyota Auto Receivables Owner Trust
4.630% due 09/15/2027	669	671

Veros Auto Receivables Trust
5.310% due 09/15/2028	362	363
6.280% due 11/15/2027	109	110

Volkswagen Auto Lease Trust
5.400% due 12/21/2026	922	924

Westlake Automobile Receivables Trust
4.820% due 09/15/2027	1,044	1,045
5.440% due 05/17/2027	403	404

World Omni Auto Receivables Trust
5.610% due 02/15/2028	1,513	1,519

World Omni Select Auto Trust
4.980% due 02/15/2030	500	503

		220,766

CMBS OTHER 0.3%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •	198	198

AREIT Trust
6.385% due 06/17/2039 •	2,777	2,782

BDS LLC
5.934% due 03/19/2039 •	1,403	1,406

BSPRT Issuer Ltd.
6.446% due 07/15/2039 •	568	570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS Rialto Issuer LLC
6.287% due 01/19/2039 •	$2,481	$2,480

GPMT Ltd.
5.750% due 07/16/2035 •	330	329

HGI CRE CLO Ltd.
6.074% due 04/20/2037 •	1,697	1,701

KREF Ltd.
5.584% due 02/17/2039 •	558	559

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	36	36
5.565% due 11/15/2038 •	259	259

M360 Ltd.
5.750% due 11/22/2038 •	59	58

MF1 LLC
6.284% due 06/19/2037 •	2,145	2,146

MF1 Ltd.
5.484% due 02/19/2037 •	719	720

Ready Capital Mortgage Financing LLC
5.472% due 11/25/2036 •	191	191

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	2,607	2,614

		16,049

CREDIT CARD BULLET 0.5%

Synchrony Card Funding LLC
4.930% due 07/15/2030	22,900	23,289

CREDIT CARD OTHER 0.2%

Golden Credit Card Trust
1.140% due 08/15/2028	4,500	4,394
1.970% due 01/15/2029	7,000	6,820

		11,214

HOME EQUITY OTHER 0.4%

ACE Securities Corp. Home Equity Loan Trust
5.172% due 12/25/2034 •	311	283

Asset-Backed Securities Corp. Home Equity Loan Trust
4.732% due 11/25/2036 •	2,620	2,568

Bear Stearns Asset-Backed Securities I Trust
5.059% due 02/25/2036 •	4,121	4,104

Countrywide Asset-Backed Certificates Trust
5.052% due 11/25/2034 •	150	146
5.307% due 12/25/2035 •	2,314	2,303
5.997% due 11/25/2034 •	2,519	2,283

Fremont Home Loan Trust
4.412% due 01/25/2037 •	1,362	704
4.752% due 10/25/2036 •	5,047	2,021

GSAMP Trust
4.672% due 11/25/2036 •	649	303

Home Equity Mortgage Loan Asset-Backed Trust
4.654% due 11/25/2034 •	105	104

Morgan Stanley ABS Capital I, Inc. Trust
5.307% due 07/25/2035 •	2,832	2,786

Option One Mortgage Loan Trust
4.552% due 01/25/2037 •	1,449	939
4.552% due 03/25/2037 •	1,144	765

Saxon Asset Securities Trust
4.582% due 09/25/2037 •	337	326

Soundview Home Loan Trust
5.222% due 10/25/2037 •	656	509

		20,144

WHOLE LOAN COLLATERAL 0.1%

Bear Stearns Asset-Backed Securities Trust
5.272% due 09/25/2046 •	195	174

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.032% due 12/25/2035 •	2,379	2,349

		2,523

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 6.1%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		$3,500	$3,504

ACHV ABS Trust
5.010% due 12/26/2031		473	477
5.070% due 10/27/2031		175	176
5.900% due 04/25/2031		85	86

Affirm Asset Securitization Trust
5.220% due 12/17/2029		240	241

Affirm Master Trust
4.670% due 07/15/2033		1,200	1,208

AlbaCore Euro CLO IV DAC
3.269% due 07/15/2035 •	EUR	1,000	1,175

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		$3,000	3,004

Arbour CLO VI DAC
3.186% due 11/15/2037 •	EUR	2,000	2,353

ARES European CLO XIV DAC
3.054% due 10/21/2034 •		970	1,141

Ascent Education Funding Trust
6.140% due 10/25/2050		$358	367

Atlas Senior Loan Fund X Ltd.
5.669% due 01/15/2031 •		11	11

Atlas Senior Loan Fund XIII
5.674% due 04/22/2031 •		161	162

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •		3,000	3,003

Atlas Static Senior Loan Fund I Ltd.
6.068% due 07/15/2030 •		107	107

Avoca Static CLO I DAC
2.996% due 01/15/2035 •	EUR	893	1,048

Bain Capital Credit CLO Ltd.
5.415% due 10/21/2034 •		$4,000	4,005
5.482% due 07/17/2035 •		1,650	1,656
5.529% due 10/23/2034 •		4,000	4,009
5.548% due 07/16/2034 •		4,000	4,005
5.565% due 07/19/2034 •		2,600	2,604

Bain Capital Euro CLO DAC
3.283% due 07/17/2034 •	EUR	3,900	4,581

Barings CLO Ltd.
5.577% due 01/20/2031 •		$148	148

BHG Securitization Trust
4.820% due 04/17/2036		757	765
4.840% due 09/17/2036		985	993
5.260% due 04/17/2036		987	999

Black Diamond CLO DAC
2.884% due 01/20/2032 •	EUR	72	84

BlackRock European CLO XI DAC
3.022% due 07/17/2034 •		11,304	13,278

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •		$522	523

BlueMountain CLO XXII Ltd.
5.659% due 07/15/2031 •		224	225

BNPP AM Euro CLO DAC
2.815% due 07/22/2032 •	EUR	6,390	7,509

Cairn CLO VIII DAC
2.876% due 10/30/2030 •		1,652	1,940

Capital Street Master Trust
5.724% due 10/16/2028 •		$1,500	1,505

Cedar Funding V CLO Ltd.
5.684% due 07/17/2031 •		448	449

College Avenue Student Loans LLC
6.256% due 05/25/2055 •		993	1,006

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	1,000	1,178

CRB Securitization Trust
6.960% due 10/20/2033		$30	30

DLLAA LLC
4.700% due 10/20/2027		6,063	6,087

Dryden 48 Euro CLO DAC
1.470% due 10/15/2032	EUR	2,785	3,205

Dryden 60 CLO Ltd.
5.629% due 07/15/2031 •		$623	624

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elevation CLO Ltd.
5.618% due 01/25/2035 •		$8,600	$8,630

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		1,719	1,720

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(b)		1,500	1,500

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		1,200	1,204

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		1,498	1,508
5.020% due 06/25/2060		1,500	1,522
5.150% due 10/27/2059		1,000	1,014
5.250% due 10/27/2059		278	278

GreenSky Home Improvement Trust
5.880% due 06/25/2059		93	93

Grosvenor Place CLO DAC
3.266% due 01/15/2039 •	EUR	2,000	2,354

Harvest CLO XXII DAC
2.876% due 01/15/2032 •		4,519	5,304

Hayfin Emerald CLO II DAC
2.867% due 05/27/2034 •		28,300	33,176

ICG Euro CLO DAC
3.076% due 10/15/2034 •		8,000	9,401

ICG U.S. CLO Ltd.
5.475% due 10/20/2034 •		$4,000	4,005

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		3,500	3,504

LCM 30 Ltd.
5.667% due 04/20/2031 •		312	312

LCM 31 Ltd.
5.605% due 07/20/2034 •		2,000	2,003

LCM 36 Ltd.
5.388% due 01/15/2034 •		3,000	3,010

LCM XIV LP
5.627% due 07/20/2031 •		19	19

LCM XVII LP
5.709% due 10/15/2031 •		144	144

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		187	186
4.000% due 05/15/2028		757	750

M&T Equipment Notes
4.990% due 08/18/2031		706	708

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		4,350	4,355

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		149	149

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		1,000	1,002

Navient Private Education Loan Trust
5.715% due 07/16/2040 •		965	970
5.965% due 11/15/2030 •		253	253

Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		5,441	4,977
1.170% due 09/16/2069		220	206
5.865% due 11/15/2068 •		844	851

Navient Student Loan Trust
5.245% due 12/15/2059 •		3,185	3,181

North Westerly VI ESG CLO DAC
2.998% due 07/05/2032 •	EUR	6,225	7,308

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		$1,607	1,608

Ocean Trails CLO X
5.618% due 10/15/2034 •		3,000	3,006

OFSI BSL X Ltd.
5.595% due 04/20/2034 •		4,000	4,004

OneMain Financial Issuance Trust
5.132% due 06/16/2036 •		1,200	1,203

Oportun Funding Trust
4.960% due 08/16/2032		484	485

Oportun Issuance Trust
5.010% due 02/08/2033		1,000	1,002
5.860% due 02/09/2032		175	175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Grantor Trust
4.684% due 08/17/2026		$1,200	$1,202
5.065% due 03/15/2032		163	163
5.092% due 07/15/2032		217	218
5.156% due 07/15/2032		673	679
5.183% due 06/15/2032		195	196
5.331% due 01/15/2032		151	151
6.278% due 10/15/2031		152	153

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		174	175

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		172	173

Pagaya AI Debt Trust
6.258% due 10/15/2031		145	146
6.660% due 07/15/2031		124	125

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)	EUR	1,500	1,761
2.746% due 10/15/2031 •		788	925
3.026% due 05/15/2034 •		1,298	1,522
3.170% due 10/15/2034 •		3,000	3,521

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		$1,000	1,008

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		752	753

Post Road Equipment Finance LLC
4.900% due 05/15/2031		1,000	1,008

Providus CLO II DAC
3.186% due 10/15/2038 •	EUR	1,000	1,177

Providus CLO V DAC
2.836% due 02/15/2035 •		5,300	6,229

Reach ABS Trust
4.930% due 08/18/2032		$448	450
4.960% due 08/16/2032		565	567
5.880% due 07/15/2031		155	156

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		700	703

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(b)		1,500	1,500

Romark CLO V Ltd.
5.476% due 01/15/2035 •		2,300	2,309

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		4,000	4,009

Shackleton CLO Ltd.
5.525% due 07/20/2034 •		850	851

SLM Private Education Loan Trust
9.015% due 10/15/2041 •		1,135	1,192

SMB Private Education Loan Trust
4.995% due 01/15/2053 •		1,362	1,350
5.065% due 02/15/2036 •		1,094	1,094
5.065% due 01/15/2053 •		9,981	9,903
5.090% due 10/16/2056		857	869
5.122% due 09/15/2054 •		158	157

SoFi Consumer Loan Program Trust
4.820% due 06/25/2034		2,233	2,245

Sounds Point CLO IV-R Ltd.
5.741% due 04/18/2031 •		612	613

St. Paul’s CLO XII DAC
2.946% due 04/15/2033 •	EUR	7,972	9,374

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •		$3,773	3,778

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		2,650	2,654

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		1,107	1,108

Tikehau CLO IX DAC
3.244% due 01/20/2037 •	EUR	1,000	1,177

Tikehau CLO V DAC
3.253% due 10/15/2038 •		2,000	2,346

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •		$2,900	2,903

TSTAT Ltd.
5.475% due 07/20/2037 •		127	128

Upstart Pass-Through Trust
3.800% due 04/20/2030		25	25

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Upstart Securitization Trust
5.220% due 06/20/2035		$1,400	$1,408

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		116	116

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		1,584	1,586

Voya CLO Ltd.
5.559% due 06/07/2030 •		80	80
5.789% due 10/15/2030 •		36	36

Voya Euro CLO III DAC
3.199% due 04/15/2033 •	EUR	10,908	12,823

Wind River CLO Ltd.
5.378% due 10/15/2034 •		$3,979	3,984

			289,330

Total Asset-Backed Securities (Cost $565,315)			590,193

SOVEREIGN ISSUES 2.6%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	584,200	102,539

Saudi Government International Bonds
5.125% due 01/13/2028		$21,900	22,382

Total Sovereign Issues (Cost $121,340)			124,921

		SHARES
COMMON STOCKS 0.0%

FINANCIALS 0.0%

Banca Monte dei Paschi di Siena SpA		46,500	412

Total Common Stocks (Cost $91)			412

		OUNCES
COMMODITIES 15.1%
Gold Warehouse Receipts		168	645,265
Silver Warehouse Receipts		1,644	75,781

Total Commodities (Cost $323,949)			721,046

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 66.6%

COMMERCIAL PAPER 6.0%

AES Corp.
4.500% due 10/07/2025		$22,600	22,580

Air Lease Corp.
4.550% due 10/02/2025		4,900	4,899
4.570% due 10/10/2025		11,700	11,685
4.570% due 10/14/2025		5,060	5,051

Alimentation Couche-Tard, Inc.
4.560% due 10/01/2025		3,360	3,360
4.560% due 10/02/2025		3,020	3,019
4.560% due 10/03/2025		2,000	1,999

AMETEK, Inc.
4.570% due 11/20/2025		11,450	11,381

AutoNation, Inc.
4.550% due 10/08/2025 (b)		8,300	8,291

Bacardi-Martini BV
4.780% due 10/16/2025		3,130	3,124
4.800% due 10/09/2025		1,200	1,199

Campbell’s Co.
4.550% due 10/09/2025		2,200	2,198

Canadian Natural Resources Ltd.
4.450% due 10/22/2025		16,500	16,455

Crown Castle, Inc.
4.610% due 10/21/2025 (b)		2,500	2,493
4.610% due 10/23/2025		16,460	16,411
4.620% due 10/21/2025		14,800	14,760
4.620% due 10/23/2025		7,740	7,717
4.800% due 10/07/2025		9,500	9,491

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominion Energy, Inc.
4.480% due 10/03/2025	$2,600	$2,599

Eversource Energy
4.500% due 10/07/2025	2,100	2,098
4.600% due 10/06/2025	1,200	1,199

Glencore Funding LLC
4.360% due 10/16/2025	5,500	5,489

HA Sustainable Infrastructure Capital, Inc.
4.620% due 10/01/2025	1,200	1,200
4.950% due 10/07/2025	4,900	4,895

Harley-Davidson Financial Services, Inc.
4.730% due 12/02/2025	1,200	1,191

HCA, Inc.
4.580% due 10/15/2025	5,400	5,390
4.600% due 10/23/2025	8,800	8,774
4.600% due 10/24/2025	24,520	24,444
4.650% due 10/17/2025	8,200	8,182
4.650% due 10/20/2025	5,500	5,486
4.650% due 10/21/2025	9,000	8,976
4.750% due 10/09/2025	9,700	9,689

International Flavors & Fragrances, Inc.
4.440% due 10/06/2025	280	280

Keurig Dr. Pepper, Inc.
4.450% due 10/15/2025	4,720	4,712

NextEra Energy Capital Holdings, Inc.
4.540% due 10/20/2025	2,600	2,594

Oracle Corp.
4.220% due 01/16/2026	9,410	9,294
4.330% due 11/19/2025	15,290	15,200

Targa Resources Corp.
4.380% due 10/17/2025	10,200	10,177

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VW Credit, Inc.
4.610% due 10/06/2025	$3,000	$2,998
4.610% due 10/14/2025	3,950	3,943

		284,923

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)	1,127,846	1,128

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 58.3%
		2,777,158

SHORT-TERM NOTES 0.1%

Pagaya AI Debt Grantor Trust
4.248% due 09/15/2026	$2,900	2,900

U.S. TREASURY BILLS 2.2%
3.997% due 10/07/2025 - 01/27/2026 (c)(d)(j)(l)	106,080	105,095

Total Short-Term Instruments (Cost $3,172,346)		3,171,204

Total Investments in Securities (Cost $5,367,737)		5,787,531

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short Asset Portfolio	9,370,252	$91,932

PIMCO Short-Term Floating NAV Portfolio III	18,644,230	181,576

Total Short-Term Instruments (Cost $273,971)		273,508

Total Investments in Affiliates (Cost $273,971)		273,508

Total Investments 127.2% (Cost $5,641,708)		$6,061,039

Financial Derivative Instruments (i)(k) (0.8)% (Cost or Premiums, net $584)		(38,119)

Other Assets and Liabilities, net (26.4)%		(1,259,053)

Net Assets 100.0%		$4,763,867

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.210%	10/01/2025	10/02/2025	$ 974,400	U.S. Treasury Notes 1.625% - 4.125% due 10/31/2026 - 02/15/2027	$(994,598)	$2,202,700	$2,202,846
					U.S. Treasury Notes 4.125% due 03/31/2029	(41,540)
					U.S. Treasury Notes 1.250% - 4.125% due 11/30/2026 - 10/31/2029	(1,212,575)
	4.320	09/30/2025	10/01/2025	6,600	U.S. Treasury Notes 3.500% due 09/30/2027	(6,730)	6,600	6,601
BUS	2.510	09/24/2025	10/08/2025	CAD 20,000	Province of Ontario Strip 0.000% due 06/02/2048	(15,241)	14,371	14,378
	2.520	09/26/2025	10/10/2025	190,000	Hydro-Quebec 4.000% due 02/15/2063	(93,066)	136,524	136,571
					Province of Quebec 3.100% due 12/01/2051	(48,408)
	2.520	09/29/2025	10/14/2025	120,000	Province of Ontario 2.900% due 06/02/2049	(89,983)	86,225	86,237

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	4.220%	07/30/2024	TBD	(2)	$ 165,473	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 - 05/15/2041	$(169,237)	$165,473	$174,496
TOR	2.520	10/01/2025	10/15/2025		CAD 40,000	Province of Manitoba 2.750% due 06/02/2029	(29,511)	28,742	28,742
	2.560	09/18/2025	10/03/2025		190,000	Province of Manitoba 2.550% due 06/02/2026	(77,516)	136,523	136,649
						Province of New Brunswick 3.950% due 08/14/2032	(62,586)

Total Repurchase Agreements							$(2,840,991)	$2,777,158	$2,786,520

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
DEU	4.250%	09/22/2025	10/17/2025	$(420)	$(420)

Total Reverse Repurchase Agreements					$(420)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2055	$14,500	$(13,297)	$(13,245)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	116,900	(117,950)	(117,795)

Total Short Sales (2.8)%				$(131,247)	$(131,040)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$2,209,447	$0	$0	$2,209,447	$(2,255,442)	$(45,995)
BUS	237,186	0	0	237,186	(246,332)	(9,146)
DEU	0	(420)	0	(420)	417	(3)
JPS	174,496	0	0	174,496	(177,608)	(3,112)
TOR	165,391	0	0	165,391	(169,614)	(4,223)

Total Borrowings and Other Financing Transactions	$2,786,520	$(420)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(420)	$0	$0	$(420)

Total Borrowings	$0	$(420)	$0	$0	$(420)

Payable for reverse repurchase agreements					$(420)

(h)	Securities with an aggregate market value of $417 and cash of $366 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(1,231) at a weighted average interest rate of 4.403%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Oil December 2025 Futures	$55.000	11/17/2025	187	$187	$179	$125
Put - NYMEX Crude Oil June 2026 Futures	58.000	05/14/2026	244	244	1,096	1,071

					$1,275	$1,196

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME California Carbon Allowances December 2025 Futures	$40.000	12/15/2025	266	$266	$131	$28
Call - CME California Carbon Allowances December 2025 Futures	60.000	12/31/2025	661	661	96	4

					$227	$32

Total Purchased Options					$1,502	$1,228

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Gold December 2025 Futures	$3,900.000	11/24/2025	60	$6	$(159)	$(568)
Call - CME Gold December 2025 Futures	4,200.000	11/24/2025	60	6	(82)	(127)
Call - CME Gold November 2025 Futures	3,500.000	10/28/2025	60	6	(208)	(2,253)
Call - CME Gold November 2025 Futures	3,600.000	10/28/2025	60	6	(124)	(1,677)
Call - CME Gold November 2025 Futures	3,650.000	10/28/2025	80	8	(143)	(1,870)
Call - CME Gold November 2025 Futures	3,700.000	10/28/2025	60	6	(94)	(1,145)
Call - CME Gold November 2025 Futures	3,800.000	10/28/2025	70	7	(241)	(820)
Call - NYMEX Crude Oil December 2025 Futures	68.000	11/17/2025	70	70	(90)	(65)
Call - NYMEX Crude Oil December 2025 Futures	69.000	11/17/2025	70	70	(72)	(55)
Call - NYMEX Crude Oil December 2025 Futures	70.000	11/17/2025	70	70	(76)	(47)
Call - NYMEX Crude Oil December 2025 Futures	71.000	11/17/2025	60	60	(45)	(35)
Call - NYMEX Crude Oil December 2025 Futures	72.000	11/17/2025	257	257	(212)	(129)
Call - NYMEX Crude Oil June 2026 Futures	66.000	05/14/2026	244	244	(970)	(905)
Call - NYMEX Crude Oil November 2025 Futures	68.000	10/16/2025	40	40	(41)	(12)
Call - NYMEX Crude Oil November 2025 Futures	69.000	10/16/2025	52	52	(47)	(14)
Call - NYMEX Crude Oil November 2025 Futures	70.000	10/16/2025	132	132	(138)	(28)
Call - NYMEX Crude Oil November 2025 Futures	71.000	10/16/2025	50	50	(39)	(9)
Call - NYMEX Crude Oil November 2025 Futures	72.000	10/16/2025	40	40	(30)	(6)
Call - NYMEX Crude Oil November 2025 Futures	77.000	10/16/2025	50	50	(37)	(4)

					$(2,848)	$(9,769)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Gold December 2025 Futures		$4,250.000	11/24/2025	80	$8	$(123)	$(130)
Call - EUREX Natural Gas February 2026 Futures	EUR	45.000	01/27/2026	36	24	(41)	(22)
Call - EUREX Natural Gas January 2026 Futures		40.000	12/24/2025	27	20	(39)	(17)
Call - EUREX Natural Gas March 2026 Futures		45.000	02/24/2026	35	26	(45)	(29)
Call - ICE Crude Oil December 2025 Futures		$72.000	10/28/2025	90	90	(98)	(42)
Call - ICE Crude Oil December 2025 Futures		73.000	10/28/2025	50	50	(52)	(19)
Call - ICE Crude Oil December 2025 Futures		74.000	10/28/2025	90	90	(86)	(29)
Call - ICE Crude Oil December 2025 Futures		75.000	10/28/2025	100	100	(78)	(27)
Call - ICE Crude Oil December 2025 Futures		76.000	10/28/2025	40	40	(25)	(10)
Call - ICE Crude Oil January 2026 Futures		72.000	11/25/2025	115	115	(113)	(113)
Call - ICE Crude Oil January 2026 Futures		73.000	11/25/2025	80	80	(68)	(67)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Crude Oil January 2026 Futures	$75.000	11/25/2025	40	$40	$(25)	$(25)

					$(793)	$(530)

Total Written Options					$(3,641)	$(10,299)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee March Futures	03/2026	40	$	5,384	$260	$51	$0
Brent Crude April Futures	02/2026	1,996		129,860	(2,724)	0	(1,976)
Brent Crude December Futures	10/2026	1,086		70,416	893	0	(825)
Brent Crude January Futures	11/2025	51		3,347	(87)	0	(54)
Brent Crude June Futures	04/2026	1,444		93,846	(1,339)	0	(1,352)
Brent Crude March Futures	01/2026	381		24,818	(529)	0	(355)
California Carbon Allowance December Futures	12/2025	1,000		31,090	2,787	110	0
California Carbon Allowance Vintage December Futures	12/2026	3,787		124,251	4,016	417	0
Carbon Emissions December Futures	12/2025	145		12,890	180	137	(181)
Cocoa December Futures	12/2025	188		11,959	(2,204)	78	(303)
Cocoa March Futures	03/2026	24		1,631	(121)	0	(56)
Copper December Futures	12/2025	61		7,406	(1,181)	0	(54)
Gas Oil February Futures	02/2026	570		37,563	(1,112)	0	(299)
Gas Oil March Futures	03/2026	89		5,812	121	1	(43)
Hard Red Winter Wheat December Futures	12/2025	2,276		56,644	(4,108)	0	(1,194)
Henry Hub Natural Gas April Futures	03/2031	71		531	(68)	0	(4)
Henry Hub Natural Gas August Futures	07/2031	74		610	(14)	0	(5)
Henry Hub Natural Gas December Futures	11/2031	74		731	106	0	(5)
Henry Hub Natural Gas February Futures	01/2031	66		673	116	3	0
Henry Hub Natural Gas January Futures	12/2030	74		807	183	3	0
Henry Hub Natural Gas July Futures	06/2031	74		603	(21)	0	(4)
Henry Hub Natural Gas June Futures	05/2031	71		555	(45)	0	(4)
Henry Hub Natural Gas March Futures	02/2031	74		636	12	3	0
Henry Hub Natural Gas May Futures	04/2031	74		555	(70)	0	(4)
Henry Hub Natural Gas November Futures	10/2031	71		624	25	0	(4)
Henry Hub Natural Gas October Futures	09/2031	74		612	(12)	0	(4)
Henry Hub Natural Gas September Futures	08/2031	71		578	(21)	0	(4)
Iron Ore January Futures	01/2026	1,879		18,967	(313)	85	0
Iron Ore November Futures	11/2025	1,290		13,362	(23)	72	0
Iron Ore October Futures	10/2025	290		3,007	(3)	16	0
Live Cattle December Futures	12/2025	174		16,340	140	67	0
LME Aluminum January Futures	01/2026	5		335	(5)	0	(38)
LME Aluminum November Futures	11/2025	84		5,630	40	0	0
LME Lead November Futures	11/2025	102		5,027	(34)	0	0
LME Nickel January Futures	01/2026	57		5,227	(22)	6	(28)
LME Nickel November Futures	11/2025	58		5,274	(54)	0	0
LME Zinc January Futures	01/2026	104		7,698	138	147	(9)
LME Zinc November Futures	11/2025	117		8,706	499	79	0
Long Guilt December Futures	12/2025	1		122	1	1	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	76		882	(59)	0	(4)
Mont Belvieu Ethane (OPIS) January Futures	01/2026	76		870	(71)	0	(1)
Mont Belvieu Ethane (OPIS) March Futures	03/2026	65		710	(102)	0	0
Natural Gas April Futures	03/2026	9		233	(39)	0	(10)
Natural Gas April Futures	03/2027	366		12,719	386	15	0
Natural Gas August Futures	07/2026	9		240	(44)	0	(9)
Natural Gas December Futures	11/2025	322		12,494	(127)	0	(23)
Natural Gas December Futures	11/2026	9		252	(31)	0	(8)
Natural Gas February Futures	01/2026	7		178	(21)	0	(9)
Natural Gas January Futures	12/2025	7		196	(24)	0	(10)
Natural Gas July Futures	06/2026	9		239	(45)	0	(9)
Natural Gas June Futures	05/2026	9		231	(40)	0	(9)
Natural Gas March Futures	02/2026	7		194	(27)	0	(10)
Natural Gas March Futures	02/2027	59		2,289	(26)	1	0
Natural Gas May Futures	04/2026	9		238	(41)	0	(9)
Natural Gas November Futures	10/2025	754		24,905	(4,293)	256	(5)
Natural Gas November Futures	10/2026	9		241	(33)	0	(8)
Natural Gas October Futures	09/2026	9		243	(40)	0	(8)
Natural Gas September Futures	08/2026	9		234	(40)	0	(9)
New York Harbor March Futures	02/2026	74		6,974	22	0	(70)
Palladium December Futures	12/2025	25		3,219	44	7	(8)

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Platinum January Futures	01/2026	59	$	4,737	$757	$0	$(79)
RBOB Gasoline December Futures	11/2025	121		9,527	(34)	25	(18)
RBOB Gasoline March Futures	02/2026	36		2,832	(37)	0	(27)
RBOB Gasoline September Futures	08/2026	69		5,724	(78)	0	(55)
Soybean January Futures	01/2026	392		19,997	(586)	0	(186)
Soybean Meal January Futures	01/2026	1,322		36,738	(1,012)	0	(236)
Soybean Oil March Futures	03/2026	8		241	(11)	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	345		37,672	40	13	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	96		11,048	106	0	(6)
Wheat July Futures	07/2026	285		7,862	(151)	0	(128)
WTI Crude April Futures	03/2026	852		52,219	(3,532)	0	(844)
WTI Crude December Futures	11/2025	620		38,415	(1,107)	0	(651)
WTI Crude December Futures	11/2026	970		59,189	(3,203)	0	(718)
WTI Crude June Futures	05/2026	247		15,121	(76)	0	(76)
WTI Crude March Futures	02/2026	796		48,843	(924)	14	(573)
WTI Crude May Futures	04/2026	536		32,835	(297)	0	(509)

					$(19,389)	$1,607	$(11,131)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee December Futures	12/2025	40	$	(5,623)	$(1,193)	$0	$(40)
Brent Crude August Futures	06/2026	586		(38,026)	584	516	0
Brent Crude December Futures	10/2025	708		(46,749)	873	732	0
Brent Crude December Futures	10/2027	1,036		(67,837)	(320)	487	0
Brent Crude February Futures	12/2025	209		(13,652)	426	215	0
Brent Crude July Futures	05/2026	591		(38,380)	563	536	0
Brent Crude October Futures	08/2026	209		(13,547)	322	171	0
Cocoa December Futures	12/2025	124		(8,369)	2,144	306	0
Corn December Futures	12/2025	810		(16,828)	(94)	226	0
Corn December Futures	12/2026	1,224		(28,091)	58	138	0
Corn March Futures	03/2026	536		(11,578)	7	174	0
Cotton No. 2 March Futures	03/2026	122		(4,122)	61	0	(8)
Gas Oil December Futures	12/2025	627		(42,228)	(1,610)	345	0
Gas Oil May Futures	05/2026	285		(18,283)	469	128	0
Gas Oil November Futures	11/2025	460		(31,602)	781	199	(19)
Gas Oil October Futures	10/2025	55		(3,820)	(96)	32	0
Gold 100 oz. December Futures	12/2025	1,443		(558,903)	(42,631)	0	(2,602)
Hard Red Winter Wheat March Futures	03/2026	509		(13,202)	818	261	0
Hard Red Winter Wheat May Futures	05/2026	105		(2,802)	119	49	0
Henry Hub Natural Gas February Futures	01/2026	85		(846)	108	2	0
Henry Hub Natural Gas January Futures	12/2025	95		(992)	86	3	0
Henry Hub Natural Gas March Futures	02/2026	81		(734)	167	2	0
Lean Hogs December Futures	12/2025	372		(13,202)	(676)	242	0
LME Aluminum January Futures	01/2026	48		(3,220)	(45)	0	0
LME Aluminum November Futures	11/2025	84		(5,630)	(160)	0	0
LME Lead January Futures	01/2026	112		(5,588)	22	25	(2)
LME Lead November Futures	11/2025	102		(5,027)	128	0	0
LME Nickel November Futures	11/2025	58		(5,274)	23	0	0
LME Zinc November Futures	11/2025	101		(7,515)	(218)	0	0
Natural Gas December Futures	11/2025	288		(8,019)	319	340	0
Natural Gas December Futures	11/2025	134		(4,665)	209	230	0
Natural Gas January Futures	12/2025	1,146		(47,868)	7,703	152	0
Natural Gas January Futures	12/2026	425		(20,341)	513	42	0
Natural Gas March Futures	02/2026	101		(3,659)	(62)	10	0
Natural Gas November Futures	10/2025	2		(53)	3	31	0
Natural Gas November Futures	10/2025	15		(487)	15	42	0
New York Harbor December Futures	11/2025	121		(11,690)	62	21	(23)
RBOB Gasoline October Futures	09/2026	69		(5,311)	102	55	0
Rotterdam Coal Febuary Futures	02/2026	7		(685)	45	3	0
Rotterdam Coal January Futures	01/2026	7		(680)	50	2	0
Rotterdam Coal March Futures	03/2026	7		(690)	40	3	0
Silver December Futures	12/2025	388		(90,482)	(11,813)	728	(2)
SNG KEROS vs. SNG GA April Futures	04/2026	31		26	11	2	0
SNG KEROS vs. SNG GA December Futures	12/2026	27		9	3	2	0
SNG KEROS vs. SNG GA February Futures	02/2026	80		48	17	4	0
SNG KEROS vs. SNG GA January Futures	01/2026	80		38	7	0	(3)
SNG KEROS vs. SNG GA June Futures	06/2026	31		27	11	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
SNG KEROS vs. SNG GA March Futures	03/2026	80	$	50	$19	$0	$(1)
SNG KEROS vs. SNG GA May Futures	05/2026	31		28	12	2	0
SNG KEROS vs. SNG GA November Futures	11/2025	52		42	(15)	0	(3)
SNG KEROS vs. SNG GA November Futures	11/2026	27		12	5	2	0
SNG KEROS vs. SNG GA October Futures	10/2026	27		15	8	2	0
Soybean March Futures	03/2026	134		(6,940)	79	44	0
Soybean Meal March Futures	03/2026	272		(7,757)	351	40	0
Soybean November Futures	11/2026	77		(4,058)	40	37	0
Soybean Oil January Futures	01/2026	112		(3,349)	107	11	(2)
Sugar No. 11 March Futures	02/2026	500		(9,296)	147	0	(84)
U.S. Treasury 10-Year Note December Futures	12/2025	596		(67,050)	(299)	9	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	262		(31,456)	(940)	147	0
Wheat December Futures	12/2025	2,349		(59,665)	5,192	1,351	0
Wheat March Futures	03/2026	301		(7,931)	481	162	0
WTI Crude August Futures	07/2026	426		(26,029)	1,589	366	0
WTI Crude December Futures	11/2026	66		(4,027)	(106)	49	0
WTI Crude December Futures	11/2027	1,130		(69,619)	(815)	520	0
WTI Crude February Futures	01/2026	365		(22,440)	161	376	0
WTI Crude January Futures	12/2025	268		(16,530)	83	279	0
WTI Crude July Futures	06/2026	408		(24,953)	520	363	0
WTI Crude June Futures	05/2026	524		(32,079)	23	482	0
WTI Crude November Futures	10/2025	366		(22,827)	84	379	0
WTI Crude October Futures	09/2026	364		(22,208)	390	291	0
WTI Crude September Futures	08/2026	268		(16,361)	181	222	0

					$(34,752)	$11,592	$(2,789)

Total Futures Contracts					$(54,141)	$13,199	$(13,920)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.222%	$ 1,100	$8	$(6)	$2	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326	4,200	55	(20)	35	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR 3,200	19	(11)	8	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170	500	3	(2)	1	0	0

						$85	$(39)	$46	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$2	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		$15,700	1,198	(865)	333	0	(3)
Pay	CPURNSA	2.242	Maturity	11/21/2026		39,000	2,166	(7,334)	(5,168)	16	0

							$3,364	$(8,197)	$(4,833)	$16	$(3)

Total Swap Agreements							$3,449	$(8,236)	$(4,787)	$16	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1,228	$14,071	$16	$15,315	$(10,299)	$(15,010)	$(3)	$(25,312)

(j)

Securities with an aggregate market value of $70,190 and cash of $45,873 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(1)	Future styled option variation margin asset of $101 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $872 and liability of $(1,090) for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	93,943		$109,571	$0	$(724)
	10/2025		$37,027	CAD	51,512	0	(11)
	11/2025	CAD	51,429		$37,027	11	0

BOA	10/2025		$83	NZD	145	1	0
	11/2025	NZD	145		$83	0	(1)

BPS	10/2025	BRL	152,200		26,068	4	(2,533)
	10/2025	GBP	188		253	1	0
	10/2025		$25,427	BRL	152,200	3,170	0
	11/2025		205		1,099	0	0
	04/2026	BRL	27,700		$4,849	0	(133)

BRC	10/2025	CAD	4,440		3,215	25	0
	10/2025	GBP	5,845		7,893	33	0
	10/2025		$703	EUR	599	0	0
	11/2025		7,895	GBP	5,845	0	(33)

BSH	10/2025	BRL	49,100		$9,232	6	0
	10/2025		$9,029	BRL	49,100	197	0
	10/2025		25	NZD	42	0	0
	11/2025	NZD	42		$25	0	0
	04/2026	BRL	52,600		9,261	0	(201)

CBK	10/2025	CAD	2,208		1,597	11	0
	10/2025	EUR	745		870	0	(5)
	10/2025	GBP	247		336	4	0
	10/2025		$62	DKK	396	0	0
	11/2025		41	CAD	58	0	0

FAR	10/2025	CAD	440,441		$318,036	1,665	(202)
	12/2025		$151	MXN	2,854	4	0

GLM	10/2025	BRL	178,300		$29,269	0	(4,232)
	10/2025		$33,129	BRL	178,300	385	(13)
	04/2026	BRL	108,500		$19,129	2	(390)

IND	10/2025	DKK	431		67	0	0
	11/2025		$67	DKK	430	0	0

JPM	10/2025	BRL	8,700		$1,595	0	(40)
	10/2025	CAD	50,084		36,242	253	0
	10/2025	DKK	299		47	0	0
	10/2025	EUR	18,704		21,875	0	(85)
	10/2025		$1,636	BRL	8,700	0	(1)
	10/2025		4,087	CAD	5,655	0	(24)
	11/2025		47	DKK	298	0	0
	04/2026	BRL	395,400		$67,079	0	(4,045)

MBC	10/2025	CAD	120,151		86,258	0	(130)
	10/2025	GBP	8,748		11,794	33	(4)
	10/2025		$1,267	NZD	2,154	0	(18)
	11/2025		12,956	GBP	9,612	5	(32)

MYI	10/2025	BRL	5,100		$832	0	(126)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$959	BRL	5,100	$0	$(1)

SCX	10/2025	GBP	2,751		$3,680	0	(20)
	10/2025		$1,572	CAD	2,169	0	(13)
	10/2025		52	DKK	334	1	0
	10/2025		40,770	GBP	30,480	223	0
	11/2025	GBP	30,480		$40,777	0	(223)
	11/2025		$3,681	GBP	2,751	20	0

SOG	10/2025	BRL	13,437		$2,526	2	0
	10/2025	NZD	2,341		1,364	7	0
	10/2025		$2,518	BRL	13,437	7	0
	10/2025		132,644	EUR	112,793	0	(220)
	11/2025	EUR	112,793		$132,911	220	0
	12/2025	BRL	13,628		2,518	0	(6)

SSB	10/2025	CAD	1,790		1,300	14	0
	10/2025	GBP	30,480		41,084	92	0
	10/2025		$23,965	GBP	17,779	0	(54)

UAG	10/2025	CAD	785		$573	8	0

Total Forward Foreign Currency Contracts						$6,404	$(13,520)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(242)

Total Written Options						$(496)	$(242)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	EUROBOBCO	$5.050	Maturity	12/31/2025	45,000	$0	$348	$348	$0
	Receive	EUROBOBCO	7.800	Maturity	12/31/2025	60,000	0	395	395	0
	Pay	EUROBOBCO	6.550	Maturity	12/31/2025	30,000	0	(188)	0	(188)
	Pay	NAPGASFO Index	13.871	Maturity	10/31/2025	45,000	0	155	155	0
	Receive	NAPGASFO Index	5.880	Maturity	12/31/2025	165,000	(19)	607	588	0
	Receive	NAPGASFO Index	7.860	Maturity	12/31/2025	135,000	(1)	285	284	0

JPM	Receive	EUROBOBCO	7.600	Maturity	12/31/2025	15,000	0	102	102	0

							$(20)	$1,704	$1,872	$(188)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$	49	$(2)	$2	$0	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive(5)	BACVWSAV Index(8)«	352,732	0.000%	Monthly	03/31/2026	$61,307	$0	$0	$0	$0

BPS	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	03/16/2026	34,603	0	(12)	0	(12)
	Receive	CSIXTR Index	81,666	4.050% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	597,772	0	(4,713)	0	(4,713)

CIB	Receive	CSIXTR Index	21,394	4.050% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	156,598	0	(1,235)	0	(1,235)

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	PIMCODB Index(9)	404,359	0.000%	Monthly	06/15/2026	$86,344	$0	$573	$573	$0

GST	Pay	SPGCINP Index	60,852	(0.070)%	Monthly	01/15/2026	13,263	0	2	2	0
	Receive	BCOMF1NTC Index(10)	198,480	4.060% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	71,447	0	(117)	0	(117)
	Receive	BCOMF1TC Index	44,060	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	18,368	0	(17)	0	(17)
	Receive	CMDSKEWLS Index(11)	111,625	0.250%	Monthly	04/15/2026	48,260	0	2,862	2,862	0
	Receive	CSIXTR Index	66,217	4.030% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	484,695	0	(3,817)	0	(3,817)

JPM	Pay	BCOMTR Index	2,100,289	3.780% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	547,565	0	285	285	0
	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	01/30/2026	9,438	0	0	0	0
	Receive	BCOMF1TC Index(12)	2,442,024	4.010% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	532,457	0	(492)	0	(492)
	Receive	CSIXTR Index	45,214	4.040% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	330,957	0	(2,608)	0	(2,608)
	Receive	JMABNIC5 Index(13)	710,270	0.000%	Monthly	07/15/2026	133,739	0	(2)	0	(2)

MAC	Receive	PIMCODBU Index	4,500	0.190%	Monthly	12/15/2025	803	0	5	5	0
	Receive	CSIXTR Index	11,113	4.040% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	81,346	0	(641)	0	(641)
	Receive	PIMCODB Index(14)	1,238,131	0.000%	Monthly	08/17/2026	253,218	0	1,730	1,730	0

MEI	Receive	CSIXTR Index	149,229	4.010% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	1,092,319	0	(8,552)	0	(8,552)

RBC	Receive	CSIXTR Index	58,058	4.020% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	424,973	0	(3,345)	0	(3,345)

SOG	Receive	CSIXTR Index	70,571	4.040% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	516,564	(208)	(3,862)	0	(4,070)

UAG	Receive	CSIXTR Index	83,502	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	611,212	0	(4,806)	0	(4,806)

								$(208)	$(28,762)	$5,457	$(34,427)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(6)	4.080%	Maturity	10/16/2025	$70,058	$0	$807	$807	$0
	Pay	GOLDLNPM Index(6)	4.203	Maturity	10/22/2025	13,557	0	169	169	0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	5,609	5,609	0
	Pay	London Gold Market Fixing Ltd. PM(6)	3.285	Maturity	09/16/2026	29,000	0	(45)	0	(45)
	Pay	London Gold Market Fixing Ltd. PM(6)	3.349	Maturity	09/25/2026	14,580	0	(18)	0	(18)

							$0	$6,522	$6,585	$(63)

Total Swap Agreements							$(230)	$(20,534)	$13,914	$(34,678)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$11	$0	$0	$11	$(735)	$0	$0	$(735)	$(724)	$650	$(74)
BOA	1	0	0	1	(1)	0	0	(1)	0	0	0
BPS	3,175	0	1,770	4,945	(2,666)	0	(4,913)	(7,579)	(2,634)	(3,897)	(6,531)
BRC	58	0	0	58	(33)	0	0	(33)	25	0	25
BSH	203	0	0	203	(201)	0	0	(201)	2	0	2
CBK	15	0	0	15	(5)	0	0	(5)	10	0	10
CIB	0	0	573	573	0	0	(1,235)	(1,235)	(662)	(2,880)	(3,542)
FAR	1,669	0	0	1,669	(202)	0	0	(202)	1,467	(1,410)	57
GLM	387	0	0	387	(4,635)	(242)	0	(4,877)	(4,490)	3,668	(822)
GST	0	0	2,864	2,864	0	0	(3,951)	(3,951)	(1,087)	(3,577)	(4,664)
JPM	253	0	6,972	7,225	(4,195)	0	(3,165)	(7,360)	(135)	(4,367)	(4,502)
MAC	0	0	1,735	1,735	0	0	(641)	(641)	1,094	(2,360)	(1,266)
MBC	38	0	0	38	(184)	0	0	(184)	(146)	0	(146)
MEI	0	0	0	0	0	0	(8,552)	(8,552)	(8,552)	(1,530)	(10,082)
MYI	0	0	0	0	(127)	0	0	(127)	(127)	31	(96)
RBC	0	0	0	0	0	0	(3,345)	(3,345)	(3,345)	(4,520)	(7,865)
SCX	244	0	0	244	(256)	0	0	(256)	(12)	0	(12)
SOG	236	0	0	236	(226)	0	(4,070)	(4,296)	(4,060)	(670)	(4,730)
SSB	106	0	0	106	(54)	0	0	(54)	52	(140)	(88)
UAG	8	0	0	8	0	0	(4,806)	(4,806)	(4,798)	(870)	(5,668)

Total Over the Counter	$6,404	$0	$13,914	$20,318	$(13,520)	$(242)	$(34,678)	$(48,440)

(l)

Securities with an aggregate market value of $8,168 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(8)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
WTI Crude December 2025 Futures	13.9%	$8,501	WTI Crude February 2026 Futures	(8.1)%	$(4,961)
WTI Crude December 2025 Futures Call @ 62	2.4	1,488	WTI Crude January 2026 Futures	(25.2)	(15,444)
WTI Crude December 2025 Futures Call @ 63	3.5	2,130
WTI Crude December 2025 Futures Call @ 64	4.7	2,916
WTI Crude December 2025 Futures Call @ 65	1.0	619
WTI Crude December 2025 Futures Call @ 67	1.1	675
WTI Crude December 2025 Futures Put @ 62	1.8	1,130
WTI Crude December 2025 Futures Put @ 63	3.5	2,135
WTI Crude December 2025 Futures Put @ 64	6.3	3,856
WTI Crude December 2025 Futures Put @ 65	1.8	1,080
WTI Crude December 2025 Futures Put @ 67	3.3	2,011
WTI Crude February 2026 Futures Call @ 63	1.6	969
WTI Crude February 2026 Futures Call @ 64	2.6	1,616
WTI Crude February 2026 Futures Put @ 63	1.8	1,111
WTI Crude February 2026 Futures Put @ 64	2.4	1,467
WTI Crude January 2026 Futures Call @ 61	4.1	2,530
WTI Crude January 2026 Futures Call @ 62	8.2	5,002
WTI Crude January 2026 Futures Call @ 63	5.6	3,414
WTI Crude January 2026 Futures Call @ 64	1.4	850
WTI Crude January 2026 Futures Put @ 61	2.7	1,683
WTI Crude January 2026 Futures Put @ 62	6.9	4,235
WTI Crude January 2026 Futures Put @ 63	6.0	3,670
WTI Crude January 2026 Futures Put @ 64	1.9	1,159
WTI Crude November 2025 Futures	21.8	13,369
WTI Crude November 2025 Futures Call @ 62	4.8	2,974
WTI Crude November 2025 Futures Call @ 63	0.6	356
WTI Crude November 2025 Futures Call @ 64	2.4	1,456
WTI Crude November 2025 Futures Call @ 65	0.8	480
WTI Crude November 2025 Futures Call @ 66	0.3	192
WTI Crude November 2025 Futures Call @ 67	0.5	313
WTI Crude November 2025 Futures Call @ 69	0.1	81
WTI Crude November 2025 Futures Put @ 62	2.9	1,756
WTI Crude November 2025 Futures Put @ 63	0.5	301
WTI Crude November 2025 Futures Put @ 64	2.9	1,771
WTI Crude November 2025 Futures Put @ 65	1.4	835
WTI Crude November 2025 Futures Put @ 66	0.8	472
WTI Crude November 2025 Futures Put @ 67	1.7	1,078
WTI Crude November 2025 Futures Put @ 69	3.3	2,031

Total Long Futures Contracts		$81,712	Total Short Futures Contracts		$(20,405)

Total Notional Amount					$61,307

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.1%	$3,583
Aluminum November 2025 Futures	1.0	881
Arabica Coffee March 2026 Futures	3.5	3,065
Brent Crude March 2026 Futures	2.6	2,229
Cocoa March 2026 Futures	1.8	1,597
Copper December 2025 Futures	1.4	1,243
Corn March 2026 Futures	0.2	155
Gas Oil March 2026 Futures	5.0	4,265
Gold 100 oz. December 2025 Futures	14.2	12,244
Gold 100 oz. February 2026 Futures	6.3	5,414
Lead November 2025 Futures	0.2	181
Live Cattle December 2025 Futures	5.6	4,861
Live Cattle February 2026 Futures	5.2	4,464
New York Harbor ULSD March 2026 Futures	7.2	6,234
Nickel March 2026 Futures	4.2	3,618
Nickel November 2025 Futures	0.6	475
RBOB Gasoline March 2026 Futures	8.6	7,391
Silver December 2025 Futures	6.9	5,975
Silver March 2026 Futures	3.5	2,987
Soybean Oil March 2026 Futures	0.4	311
WTI Crude March 2026 Futures	2.4	2,055

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Zinc March 2026 Futures	3.8%	$3,298
Zinc November 2025 Futures	3.8	3,316

Total Long Futures Contracts		$79,842

Cash	7.5%	$6,502

Total Notional Amount		$86,344

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Aluminum January 2026 Futures	20.0%	$14,297	Aluminum November 2024 Futures	(20.4)%	$(14,590)
Gas Oil January 2026 Futures	12.3	8,774	Arabica Coffee December 2024 Futures	(0.3)	(243)
Lead January 2026 Futures	4.3	3,044	Brent Crude January 2025 Futures	(0.7)	(472)
New York Harbor ULSD January 2026 Futures	9.7	6,916	Copper December 2024 Futures	(0.6)	(429)
Nickel January 2026 Futures	10.8	7,709	Corn December 2024 Futures	(0.5)	(350)
NYMEX — Natural Gas January 2026 Futures	48.4	34,552	Cotton No. 02 December 2024 Futures	(0.1)	(107)
RBOB Gasoline January 2026 Futures	8.8	6,309	Gas Oil November 2024 Futures	(13.0)	(9,267)
Soybean Meal January 2026 Futures	14.6	10,424	Gold 100 oz. December 2024 Futures	(2.0)	(1,422)
Soybean Oil January 2026 Futures	18.4	13,118	Hard Red Winter Wheat December 2024 Futures	(0.2)	(114)
Soybeans January 2026 Futures	27.6	19,691	Lead November 2024 Futures	(4.3)	(3,072)
WTI Crude January 2026 Futures	26.4	18,848	Lean Hogs December 2024 Futures	(0.2)	(136)
Zinc January 2026 Futures	10.5	7,538	Live Cattle December 2024 Futures	(0.4)	(293)
			New York Harbor ULSD November 2024 Futures	(10.1)	(7,188)
			Nickel November 2024 Futures	(10.9)	(7,809)
			NYMEX — Natural Gas November 2024 Futures	(39.1)	(27,907)
			RBOB Gasoline November 2024 Futures	(9.4)	(6,695)
			Silver December 2024 Futures	(0.7)	(472)
			Soybean Meal December 2024 Futures	(14.7)	(10,474)
			Soybean Oil December 2024 Futures	(18.6)	(13,303)
			Soybeans November 2024 Futures	(27.6)	(19,748)
			Sugar No. 11 March 2025 Futures	(0.3)	(179)
			Wheat December 2024 Futures	(0.3)	(179)
			WTI Crude November 2024 Futures	(27.2)	(19,462)
			Zinc November 2024 Futures	(10.8)	(7,738)

Total Long Futures Contracts		$151,220	Total Short Futures Contracts		$(151,649)

U.S. Treasury Bills	100.0%	71,447
Cash	0.6	429

		$223,096

Total Notional Amount					$71,447

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Gold 100 oz. December 2025 Futures	45.3%	$21,876	Aluminum November 2025 Futures	(15.0)%	$(7,253)
Live Cattle December 2025 Futures	14.5	7,012	Arabica Coffee December 2025 Futures	(4.6)	(2,205)
New York Harbor ULSD November 2025 Futures	7.4	3,571	Corn December 2025 Futures	(6.6)	(3,200)
RBOB Gasoline November 2025 Futures	14.7	7,070	Cotton No. 02 December 2025 Futures	(9.3)	(4,488)
Silver December 2025 Futures	17.7	8,537	Hard Red Winter Wheat December 2025 Futures	(2.1)	(1,033)
			Soybean Meal December 2025 Futures	(4.1)	(1,993)
			Soybean Oil December 2025 Futures	(5.2)	(2,534)
			Soybeans November 2025 Futures	(22.4)	(10,820)
			Sugar No. 11 March 2026 Futures	(10.9)	(5,270)
			Wheat December 2025 Futures	(17.9)	(8,619)

Total Long Futures Contracts		$48,066	Total Short Futures Contracts		$(47,415)

Cash	98.5%	$47,609

		$95,675

Total Notional Amount					$48,260

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(12)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2026 Futures	4.0%	$21,292
Arabica Coffee December 2025 Futures	3.2	16,902
Brent Crude January 2026 Futures	6.2	32,883
Copper December 2025 Futures	5.6	29,900
Corn December 2025 Futures	4.6	24,521
Cotton No. 02 December 2025 Futures	1.4	7,415
Gas Oil January 2026 Futures	2.4	13,073
Gold 100 oz. December 2025 Futures	18.7	99,802
Hard Red Winter Wheat December 2025 Futures	1.5	7,930
Lead January 2026 Futures	0.8	4,535
Lean Hogs December 2025 Futures	1.7	9,337
Live Cattle December 2025 Futures	3.9	20,722
New York Harbor ULSD January 2026 Futures	1.9	10,296
Nickel January 2026 Futures	2.2	11,480
NYMEX — Natural Gas January 2026 Futures	9.7	51,466
RBOB Gasoline January 2026 Futures	1.8	9,398
Silver December 2025 Futures	6.2	32,808
Soybean Meal January 2026 Futures	2.9	15,530
Soybean Oil January 2026 Futures	3.7	19,536
Soybeans January 2026 Futures	5.5	29,334
Sugar No. 11 March 2026 Futures	2.3	12,287
Wheat December 2025 Futures	2.4	12,714
WTI Crude January 2026 Futures	5.3	28,068
Zinc January 2026 Futures	2.1	11,228

Total Long Futures Contracts		$532,457

Total Notional Amount		$532,457

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2026 Futures	15.0%	$20,072
Cotton No. 02 December 2025 Futures	1.6	2,145
Gas Oil February 2026 Futures	2.9	3,909
Gold 100 oz. December 2025 Futures	21.6	28,872
Live Cattle December 2025 Futures	6.5	8,756
LME — Copper November 2025 Futures	7.5	10,074
New York Harbor ULSD February 2026 Futures	4.0	5,376
Nickel November 2025 Futures	3.6	4,798
RBOB Gasoline February 2026 Futures	3.9	5,160
Silver December 2025 Futures	7.1	9,491
Soybean Meal December 2025 Futures	10.3	13,813
Soybeans November 2025 Futures	13.2	17,717
Sugar No. 11 March 2026 Futures	2.7	3,555

Total Long Futures Contracts		$133,738

Cash	0.1%	$1

Total Notional Amount		$133,739

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(14)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum December 2025 Futures	1.0%	$2,578
Aluminum March 2026 Futures	4.2	10,524
Arabica Coffee March 2026 Futures	3.6	9,091
Brent Crude May 2026 Futures	2.5	6,439
Cocoa March 2026 Futures	1.8	4,536
Copper December 2025 Futures	1.4	3,624
Corn March 2026 Futures	0.2	438
Gas Oil May 2026 Futures	4.9	12,436
Gold 100 oz. April 2026 Futures	6.3	15,979
Gold 100 oz. December 2025 Futures	14.3	36,140
Lead December 2025 Futures	0.2	543
Live Cattle April 2026 Futures	5.2	13,174
Live Cattle December 2025 Futures	5.7	14,330
New York Harbor ULSD May 2026 Futures	7.2	18,132

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

Consolidated Schedule of Investments	PIMCO CommoditiesPLUS® Strategy Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Nickel December 2025 Futures	0.5%	$1,380
Nickel March 2026 Futures	4.2	10,560
RBOB Gasoline May 2026 Futures	8.5	21,503
Silver December 2025 Futures	6.9	17,407
Silver March 2026 Futures	3.4	8,701
Soybean Oil March 2026 Futures	0.4	908
WTI Crude May 2026 Futures	2.3	5,953
Zinc December 2025 Futures	3.9	9,808
Zinc March 2026 Futures	3.8	9,743

Total Long Futures Contracts		$233,927

Cash	7.6%	$19,291

Total Notional Amount		$253,218

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$1,228	$0	$0	$0	$0	$1,228
Futures	13,901	0	0	0	170	14,071
Swap Agreements	0	0	0	0	16	16

	$15,129	$0	$0	$0	$186	$15,315

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,404	$0	$6,404
Swap Agreements	13,914	0	0	0	0	13,914

	$13,914	$0	$0	$6,404	$0	$20,318

	$29,043	$0	$0	$6,404	$186	$35,633

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$10,299	$0	$0	$0	$0	$10,299
Futures	15,004	0	0	0	6	15,010
Swap Agreements	0	0	0	0	3	3

	$25,303	$0	$0	$0	$9	$25,312

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,520	$0	$13,520
Written Options	0	0	0	0	242	242
Swap Agreements	34,678	0	0	0	0	34,678

	$34,678	$0	$0	$13,520	$242	$48,440

	$59,981	$0	$0	$13,520	$251	$73,752

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$443	$0	$0	$0	$0	$443
Written Options	5,035	0	0	0	0	5,035
Futures	(119,580)	0	0	0	2,380	(117,200)
Swap Agreements	0	50	0	0	232	282

	$(114,102)	$50	$0	$0	$2,612	$(111,440)

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(23,588)	$0	$(23,588)
Swap Agreements	44,629	0	0	0	0	44,629

	$44,629	$0	$0	$(23,588)	$0	$21,041

	$(69,473)	$50	$0	$(23,588)	$2,612	$(90,399)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(125)	$0	$0	$0	$0	$(125)
Written Options	(3,977)	0	0	0	0	(3,977)
Futures	(17,753)	0	0	0	(1,634)	(19,387)
Swap Agreements	0	(24)	0	0	(198)	(222)

	$(21,855)	$(24)	$0	$0	$(1,832)	$(23,711)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,255)	$0	$(7,255)
Written Options	0	0	0	0	83	83
Swap Agreements	(101,110)	0	0	0	(166)	(101,276)

	$(101,110)	$0	$0	$(7,255)	$(83)	$(108,448)

	$(122,965)	$(24)	$0	$(7,255)	$(1,915)	$(132,159)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$319,708	$0	$319,708
Industrials	0	66,326	0	66,326
Utilities	0	34,686	0	34,686
U.S. Government Agencies	0	546,785	0	546,785
U.S. Treasury Obligations	0	147,155	0	147,155
Non-Agency Mortgage-Backed Securities	0	65,095	0	65,095
Asset-Backed Securities
Automobile ABS Other	0	6,878	0	6,878
Automobile Sequential	0	220,766	0	220,766
CMBS Other	0	16,049	0	16,049
Credit Card Bullet	0	23,289	0	23,289
Credit Card Other	0	11,214	0	11,214
Home Equity Other	0	20,144	0	20,144
Whole Loan Collateral	0	2,523	0	2,523
Other ABS	0	287,569	1,761	289,330
Sovereign Issues	0	124,921	0	124,921
Common Stocks
Financials	412	0	0	412
Commodities	0	721,046	0	721,046
Short-Term Instruments
Commercial Paper	0	284,923	0	284,923
Mutual Funds	0	1,128	0	1,128
Repurchase Agreements	0	2,777,158	0	2,777,158
Short-Term Notes	0	2,900	0	2,900
U.S. Treasury Bills	0	105,095	0	105,095

	$412	$5,785,358	$1,761	$5,787,531

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$273,508	$0	$0	$273,508

Total Investments	$273,920	$5,785,358	$1,761	$6,061,039

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(131,040)	$0	$(131,040)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14,258	185	0	14,443
Over the counter	0	20,318	0	20,318

	$14,258	$20,503	$0	$34,761

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24,213)	(9)	0	(24,222)
Over the counter	0	(48,440)	0	(48,440)

	$(24,213)	$(48,449)	$0	$(72,662)

Total Financial Derivative Instruments	$(9,955)	$(27,946)	$0	$(37,901)

Totals	$263,965	$5,626,372	$1,761	$5,892,098

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	79

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.7%

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$234	$225

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,200	672

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5	1
1.500% due 10/01/2053		4,280	532
2.000% due 10/01/2053		10,244	1,355
2.500% due 10/01/2047		10	1

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		78	10
1.500% due 10/01/2053		17,190	2,121
2.000% due 10/01/2053		5,091	674
2.500% due 10/01/2047		2	0

Nykredit Realkredit AS
1.000% due 10/01/2053		19	2
1.500% due 10/01/2053		1,494	160
2.000% due 10/01/2053		19	3
2.500% due 10/01/2047		8	1

Realkredit Danmark AS
2.000% due 10/01/2053		4,284	515
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	400	459
7.750% due 03/01/2029 •		400	524

			7,256

INDUSTRIALS 0.5%

Beignet
6.850% due 06/01/2049 «(a)		$16,900	16,900

VMware LLC
3.900% due 08/21/2027		900	897

			17,797

Total Corporate Bonds & Notes (Cost $25,927)			25,053

U.S. GOVERNMENT AGENCIES 16.5%

Federal Home Loan Mortgage Corp.
6.727% due 06/01/2033 •		24	24
6.860% due 01/01/2034 •		25	26

Federal Home Loan Mortgage Corp. REMICS
5.296% due 11/25/2054 •		4,553	4,561
5.456% due 07/25/2055 •		10,254	10,280

Federal National Mortgage Association
4.500% due 09/01/2052 - 11/01/2052		854	832

Federal National Mortgage Association REMICS
4.593% due 03/25/2036 •		28	27
4.916% due 02/25/2037 •		192	190
5.356% due 10/25/2054 - 02/25/2055 •		14,525	14,609
5.386% due 06/25/2055 •		2,522	2,539
5.400% due 10/25/2055 •		10,000	10,023

Government National Mortgage Association
3.500% due 05/20/2052 - 10/20/2052		59,941	54,912

Government National Mortgage Association REMICS
4.927% due 08/20/2068 •		4,359	4,377
5.539% due 06/20/2055 •		4,948	4,968

Government National Mortgage Association, TBA
3.500% due 11/01/2055		14,000	12,764

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055		260,000	252,109
5.500% due 11/01/2055		21,700	21,866
6.000% due 11/01/2055		128,300	131,055
6.500% due 11/01/2055		38,300	39,607

Total U.S. Government Agencies (Cost $565,440)			564,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 72.7%

U.S. Treasury Inflation Protected Securities (d)
0.250% due 02/15/2050 (l)	$628	$372
0.625% due 02/15/2043 (l)	590	449
0.750% due 02/15/2042	7,577	6,014
0.750% due 02/15/2045 (l)	1,372	1,024
0.875% due 02/15/2047 (l)	669	495
1.000% due 02/15/2046 (l)	4,772	3,683
1.375% due 02/15/2044 (l)	4,851	4,152
1.375% due 02/15/2044	3,022	2,586
1.750% due 01/15/2028 (j)	61,568	62,598
2.125% due 02/15/2040	5,530	5,577
2.500% due 01/15/2029 (j)	55,684	58,202
3.875% due 04/15/2029 (j)(l)	16,017	17,517
0.125% due 10/15/2026	106,329	105,751
0.125% due 04/15/2027 (j)	6,178	6,094
0.125% due 01/15/2030 (j)	24,107	23,022
0.125% due 07/15/2030	84,604	80,466
0.125% due 01/15/2031	79,791	74,949
0.125% due 07/15/2031	56,623	52,896
0.250% due 07/15/2029	71,373	69,259
0.375% due 01/15/2027 (h)	272,270	270,210
0.375% due 07/15/2027	66,028	65,592
0.500% due 01/15/2028	53,693	53,082
0.750% due 07/15/2028 (h)	172,031	171,271
0.875% due 01/15/2029 (h)(j)	218,636	217,024
1.125% due 01/15/2033	19,303	18,715
1.250% due 04/15/2028	185,128	185,871
1.375% due 07/15/2033	34,674	34,153
1.625% due 10/15/2027	118,099	120,017
1.625% due 10/15/2029	209,122	213,321
1.625% due 04/15/2030	150,795	153,154
1.875% due 07/15/2034	46,223	46,914
1.875% due 07/15/2035	8,149	8,217
2.125% due 04/15/2029 (h)	253,260	261,478
2.125% due 01/15/2035	18,118	18,657
2.375% due 10/15/2028	74,458	77,572

Total U.S. Treasury Obligations (Cost $2,464,324)		2,490,354

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Adjustable Rate Mortgage Trust
4.755% due 10/25/2035 ~	39	37
5.450% due 09/25/2035 ~	186	164

Alliance Bancorp Trust
4.752% due 07/25/2037 •	1,283	1,129

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •	68	61
5.073% due 11/25/2046 •	4,592	1,122

Banc of America Funding Trust
4.522% due 01/20/2047 ~	2,611	2,255
4.753% due 05/20/2036 ~	75	66
4.830% due 05/20/2035 •	49	46
4.971% due 01/20/2047 ~	53	46
5.334% due 05/25/2035 ~	7	7

Banc of America Mortgage Trust
5.487% due 07/25/2035 ~	87	83
5.533% due 11/25/2035 ~	95	85

BCAP LLC Trust
4.563% due 04/26/2036 ~	461	418
4.612% due 01/25/2037 •	464	434

Bear Stearns ALT-A Trust
4.592% due 02/25/2034 •	158	150
4.838% due 09/25/2035 ~	134	73
6.300% due 09/25/2034 ~	60	60

Bear Stearns ALT-A Trust II
4.215% due 09/25/2047 ~	2,485	1,178

Bear Stearns ARM Trust
4.225% due 07/25/2036 ~	224	192
4.475% due 02/25/2036 ~	80	74
6.142% due 10/25/2035 ~	129	129
6.643% due 05/25/2033 ~	7	7
7.250% due 07/25/2034 ~	18	18

Chase Mortgage Finance Trust
4.469% due 09/25/2036 ~	257	219
4.619% due 03/25/2037 ~	360	335
4.739% due 12/25/2035 ~	36	34

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CHL Mortgage Pass-Through Trust
4.593% due 09/25/2047 ~	$189	$170
4.912% due 03/25/2035 •	21	21
5.500% due 11/25/2035	51	26
5.500% due 04/25/2038	60	61
6.000% due 04/25/2036	264	124

CIM Trust
1.951% due 06/25/2057 ~	1,915	1,783
5.471% due 02/25/2049 •	57	55

Citigroup Mortgage Loan Trust, Inc.
4.244% due 12/25/2035 ~	171	105
5.840% due 09/25/2035 •	4	4
6.300% due 03/25/2036 •	12	12
6.490% due 05/25/2035 •	21	21

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	119	104

Countrywide Alternative Loan Trust
4.430% due 02/20/2047 •	2,057	1,664
4.445% due 12/20/2046 •	161	142
4.632% due 05/25/2047 •	663	616
4.692% due 07/25/2046 •	59	54
4.856% due 11/25/2035 ~	116	108
5.000% due 07/25/2035	595	322
5.153% due 12/25/2035 •	151	130
5.500% due 07/25/2035	84	61
5.750% due 03/25/2037 •	174	89
6.000% due 03/25/2037	179	59
6.500% due 08/25/2032	16	16

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	1,241	720

CSMC Trust
4.422% due 09/29/2036 •	147	146
4.886% due 10/26/2036 ~	241	219

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	171	145

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.372% due 10/25/2036 •	42	35

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	1,563	563

GSR Mortgage Loan Trust
4.480% due 11/25/2035 ~	327	277
4.977% due 11/25/2035 ~	63	61
5.232% due 11/25/2035 ~	152	70

HarborView Mortgage Loan Trust
4.628% due 09/19/2037 •	40	35
4.688% due 05/19/2035 •	233	225
4.748% due 01/19/2036 •	891	578
5.509% due 08/19/2036 ~	17	17

IndyMac IMSC Mortgage Loan Trust
4.632% due 07/25/2047 •	1,020	669

IndyMac INDX Mortgage Loan Trust
4.049% due 09/25/2035 ~	126	104
4.567% due 06/25/2035 ~	47	45
4.652% due 09/25/2046 •	1,855	1,701
4.672% due 11/25/2046 •	199	190
4.832% due 07/25/2035 •	152	111
4.954% due 10/25/2034 ~	175	167

JP Morgan Alternative Loan Trust
4.732% due 12/25/2036 •	1,986	1,768

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •	276	275

JP Morgan Mortgage Trust
4.063% due 07/27/2037 ~	123	116
4.863% due 08/25/2036 ~	57	44
4.983% due 11/25/2035 ~	77	60
5.751% due 06/25/2036 ~	302	206
5.792% due 07/25/2035 ~	29	29
6.049% due 06/25/2035 ~	8	8

Luminent Mortgage Trust
4.672% due 10/25/2046 •	300	275

MASTR Adjustable Rate Mortgages Trust
4.752% due 05/25/2037 •	227	89

Merrill Lynch Alternative Note Asset Trust
4.582% due 06/25/2037 ~	200	90
4.872% due 03/25/2037 •	597	140

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
4.278% due 05/25/2034 ~	$72	$64
4.681% due 06/25/2035 ~	82	79
4.890% due 09/25/2035 ~	58	45
6.071% due 05/25/2036 ~	5	5

Merrill Lynch Mortgage-Backed Securities Trust
4.360% due 04/25/2037 ~	560	491

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	377	365
4.500% due 05/25/2058 ~	50	49

RALI Trust
4.104% due 08/25/2035 ~	389	135
4.572% due 08/25/2035 •	386	269
4.652% due 12/25/2036 •	555	504
5.818% due 02/25/2036 ~	200	171

Residential Asset Securitization Trust
4.672% due 05/25/2035 •	687	413
6.500% due 09/25/2036	641	191
6.500% due 06/25/2037	11,799	2,176

RFMSI Trust
5.534% due 09/25/2035 ~	790	496
6.000% due 06/25/2037	409	327
6.500% due 03/25/2032	108	109

Sequoia Mortgage Trust
4.699% due 01/20/2047 ~	207	147

Sequoia Mortgage Trust 5
4.948% due 10/19/2026 •	5	5

Structured Adjustable Rate Mortgage Loan Trust
4.592% due 10/25/2035 •	305	295
4.792% due 02/25/2036 ~	186	97

Structured Asset Mortgage Investments II Trust
4.652% due 06/25/2036 •	52	52
4.692% due 04/25/2036 •	5	4
4.712% due 05/25/2046 •	2,431	832
4.748% due 07/19/2035 •	248	244

Towd Point Mortgage Trust
5.272% due 05/25/2058 •	2,347	2,401

Wachovia Mortgage Loan Trust LLC
3.920% due 08/20/2035 ~	61	56

WaMu Mortgage Pass-Through Certificates Trust
3.949% due 12/25/2046 •	388	342
4.108% due 02/25/2037 ~	70	60
4.341% due 08/25/2036 ~	50	45
4.498% due 09/25/2036 ~	503	441
4.893% due 01/25/2047 •	820	756
5.133% due 06/25/2046 •	64	60
5.153% due 08/25/2046 •	155	143
5.353% due 11/25/2042 •	37	36
5.653% due 11/25/2046 •	435	389
5.706% due 09/25/2033 ~	15	15

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.500% due 08/25/2035	97	83

Wells Fargo Mortgage-Backed Securities Trust
6.085% due 04/25/2036 ~	138	137
6.792% due 10/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $46,735)		35,879

ASSET-BACKED SECURITIES 9.3%

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •	10,017	10,037

LoanCore Issuer Ltd.
5.931% due 01/17/2037 •	4,680	4,692

MF1 Ltd.
5.957% due 12/15/2035 •	568	569

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	5,132	5,146

		20,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 2.7%

ABFC Trust
4.552% due 10/25/2036 •	$2,739	$2,546

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •	17	7

Argent Securities Trust
4.572% due 07/25/2036 •	3,719	3,367
4.592% due 05/25/2036 •	2,300	552

Bear Stearns Asset-Backed Securities I Trust
5.222% due 10/25/2037 •	1,236	1,219

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	2,996	3,034

Citigroup Mortgage Loan Trust, Inc.
4.432% due 01/25/2037 •	36	26
4.452% due 03/25/2037 •	8,238	7,231
4.622% due 03/25/2037 •	5,141	4,512
4.732% due 12/25/2036 •	883	604

Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	1,964	1,944

Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •	2,296	2,158
4.672% due 09/25/2037 •	1,200	1,108
5.997% due 11/25/2034 •	7,502	6,799

Fremont Home Loan Trust
4.542% due 10/25/2036 •	400	366

GSAA Home Equity Trust
4.872% due 03/25/2037 •	477	188

GSAMP Trust
4.642% due 03/25/2047 •	2,315	1,754
4.792% due 02/25/2046 •	1,367	1,284
5.247% due 03/25/2035 •	975	935

Home Equity Asset Trust
4.947% due 02/25/2036 •	1,522	1,498

Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	1,431	1,117

HSI Asset Securitization Corp. Trust
4.572% due 07/25/2036 •	6,708	2,917
4.812% due 02/25/2036 •	559	553

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	27	27
4.552% due 06/25/2037 •	4,500	3,998
4.572% due 07/25/2036 •	11,681	5,423

MASTR Asset-Backed Securities Trust
4.572% due 10/25/2036 •	1,424	466

MASTR Specialized Loan Trust
5.012% due 01/25/2037 •	17,170	6,710

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 05/25/2037 •	310	283

Morgan Stanley Mortgage Loan Trust
6.410% due 11/25/2036 þ	1,451	315

New Century Home Equity Loan Trust
5.037% due 02/25/2035 •	1,069	1,045

NovaStar Mortgage Funding Trust
4.612% due 11/25/2036 •	7,612	2,357

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.297% due 12/25/2034 •	3,100	3,022

Popular ABS Mortgage Pass-Through Trust
4.582% due 06/25/2047 •	1,702	1,594
5.142% due 02/25/2036 •	3,690	3,523

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •	13,085	5,270

Residential Asset Securities Corporation Trust
4.572% due 09/25/2036 •	8,703	8,074
4.752% due 08/25/2036 •	552	490

Securitized Asset-Backed Receivables LLC Trust
4.532% due 12/25/2036 •	1,401	1,312

Soundview Home Loan Trust
4.392% due 11/25/2036 •	412	111

Structured Asset Investment Loan Trust
4.992% due 04/25/2033 •	414	450

Wells Fargo Home Equity Asset-Backed Securities Trust
6.672% due 12/25/2034 •	865	866

		91,055

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •		$559	$147

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		2,025	1,928

WHOLE LOAN COLLATERAL 0.9%

Citigroup Mortgage Loan Trust, Inc.
4.767% due 10/25/2036 •		7,400	7,291
4.972% due 11/25/2046 •		11,000	9,240
4.977% due 03/25/2037 •		3,200	3,106

IndyMac INDB Mortgage Loan Trust
4.412% due 07/25/2036 •		3,735	1,177

Lehman XS Trust
4.379% due 06/25/2036 þ		2,110	2,076
4.592% due 05/25/2036 •		952	835

Securitized Asset-Backed Receivables LLC Trust
4.712% due 10/25/2036 •		17,622	5,889
4.772% due 05/25/2036 •		3,572	1,933

			31,547

OTHER ABS 5.0%

522 Funding CLO Ltd.
5.627% due 10/20/2031 •		1,064	1,065

AGL CLO 14 Ltd.
5.455% due 12/02/2034 •		2,800	2,803

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		3,500	3,505

ARES European CLO X DAC
2.806% due 10/15/2031 •	EUR	942	1,106

ARES European CLO XII DAC
2.874% due 04/20/2032 •		4,553	5,351

Atlas Senior Loan Fund X Ltd.
5.669% due 01/15/2031 •		$11	11

Atlas Senior Loan Fund XIII
5.674% due 04/22/2031 •		597	598

Bain Capital Euro CLO DAC
2.764% due 01/20/2032 •	EUR	2,876	3,378
3.267% due 01/22/2038 •		5,000	5,889

BlueMountain Fuji EUR CLO III DAC
2.746% due 01/15/2031 •		4,420	5,188

Cairn CLO X DAC
3.059% due 10/15/2031 •		1,806	2,122

Carbone CLO Ltd.
5.727% due 01/20/2031 •		$779	781

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •	EUR	4,508	5,286
3.221% due 08/15/2038 •		7,000	8,242

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •		1,932	2,270

Cedar Funding V CLO Ltd.
5.684% due 07/17/2031 •		$1,195	1,197

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •	EUR	1,756	2,059

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •		4,184	4,912

Dryden 59 Euro CLO DAC
2.786% due 05/15/2032 •		1,392	1,632

Dryden XXVI Senior Loan Fund
5.479% due 04/15/2029 •		$945	946

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •	EUR	5,923	6,956

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •		$2,488	2,491

Harvest CLO XII DAC
2.904% due 11/18/2030 •	EUR	1,488	1,748

Harvest CLO XVI DAC
2.666% due 10/15/2031 •		4,058	4,768

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	81

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jubilee CLO DAC
2.676% due 04/15/2031 •	EUR	757	$890

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		$129	129

LCM 26 Ltd.
5.657% due 01/20/2031 •		12	12

LCM 29 Ltd.
5.649% due 04/15/2031 •		848	850

LCM XVII LP
5.709% due 10/15/2031 •		722	722

Madison Park Euro Funding XIII DAC
2.776% due 01/15/2032 •	EUR	4,440	5,216

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		$1,600	1,603

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		1,100	1,101

Madison Park Funding XXIII Ltd.
5.545% due 07/27/2031 •		1,166	1,167

Madison Park Funding XXXV Ltd.
5.577% due 04/20/2032 •		1,631	1,634

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •	EUR	1,578	1,855

Mountain View CLO IX Ltd.
5.699% due 07/15/2031 •		$455	455

Oak Hill European Credit Partners VII DAC
2.764% due 10/20/2031 •	EUR	1,389	1,631

Ocean Trails CLO XI
5.355% due 07/20/2034 •		$4,700	4,704

OCP Euro CLO DAC
3.300% due 10/20/2039 •	EUR	8,300	9,775

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		$700	701

OZLM XXIV Ltd.
5.747% due 07/20/2032 •		1,994	1,998

Palmer Square CLO Ltd.
5.265% due 05/21/2034 •		8,400	8,409

Palmer Square European CLO DAC
2.956% due 04/15/2035 •	EUR	1,400	1,646

Palmer Square European Loan Funding DAC
2.746% due 10/15/2031 •		2,458	2,888
3.006% due 08/15/2033 •		1,096	1,285

Rad CLO 10 Ltd.
5.751% due 04/23/2034 •		$4,000	4,007

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •	EUR	2,200	2,591

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •		$603	604

Sound Point CLO XVIII Ltd.
5.707% due 01/21/2031 •		451	452

St. Paul’s CLO II DAC
2.919% due 10/25/2035 •	EUR	700	822

Symphony CLO XXV Ltd.
5.567% due 04/19/2034 •		$9,500	9,514

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •		$3,290	$3,295

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	1,300	1,525

Toro European CLO 6 DAC
2.921% due 01/12/2032 •		4,254	5,000

Trinitas CLO VII Ltd.
5.378% due 01/25/2035 •		$2,600	2,609

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •		1,236	1,238

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		5,400	5,412

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •		379	379

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		491	491

Voya CLO Ltd.
5.491% due 04/17/2030 •		199	199
5.559% due 06/07/2030 •		98	98
5.579% due 10/15/2030 •		938	939
5.682% due 07/14/2031 •		644	645
5.789% due 10/15/2030 •		619	619

Voya Euro CLO IV DAC
2.996% due 10/15/2034 •	EUR	2,800	3,291

Wellfleet CLO Ltd.
5.505% due 04/20/2034 •		$1,200	1,202

Wind River CLO Ltd.
5.378% due 10/15/2034 •		3,876	3,882

			171,789

Total Asset-Backed Securities (Cost $331,583)			316,910

SOVEREIGN ISSUES 9.4%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	539,800	94,747

Canada Government Real Return Bonds
4.250% due 12/01/2026 (d)	CAD	21,027	15,750

French Republic Government Bonds OAT
0.100% due 03/01/2026 (d)	EUR	26,399	30,880
0.100% due 07/25/2031 (d)		52,881	58,861
0.100% due 07/25/2038 (d)		361	343

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		11,046	12,624
1.800% due 05/15/2036 (d)		4,150	4,847

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (d)	JPY	3,830,585	26,343
0.100% due 03/10/2029 (d)		11,094,099	76,594

Mexico Government International Bonds
5.850% due 07/02/2032		$900	930
6.625% due 01/29/2038		900	948

Mexico Udibonos
4.000% due 08/24/2034 (d)	MXN	1,325	69

Total Sovereign Issues (Cost $336,239)			322,936

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)	3,840,000	$3,884

Total Preferred Securities (Cost $3,840)		3,884

SHORT-TERM INSTRUMENTS 18.9%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)	1,093,046	1,093

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 16.3%
		557,756

U.S. TREASURY BILLS 2.6%
4.126% due 10/02/2025 - 01/27/2026 (b)(c)(j)(l)	$88,803	88,296

Total Short-Term Instruments (Cost $648,651)		647,145

Total Investments in Securities (Cost $4,422,739)		4,406,930

	SHARES
INVESTMENTS IN AFFILIATES 1.3%

SHORT-TERM INSTRUMENTS 1.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%

PIMCO Short-Term Floating NAV Portfolio III	4,467,288	43,507

Total Short-Term Instruments (Cost $43,493)		43,507

Total Investments in Affiliates (Cost $43,493)		43,507

Total Investments 130.0% (Cost $4,466,232)		$4,450,437

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(4,225))		1,684

Other Assets and Liabilities, net (30.0)%		(1,028,297)

Net Assets 100.0%		$3,423,824

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOM	2.530%	09/19/2025	10/10/2025	CAD 60,000	Province of Ontario 3.750% due 12/02/2053	$(44,486)	$43,113	$43,149
	2.540	09/25/2025	10/16/2025	80,000	Province of Ontario 4.150% due 12/02/2054	(59,952)	57,484	57,508
BOS	4.290	09/30/2025	10/01/2025	$ 91,000	U.S. Treasury Notes 4.125% due 10/31/2029	(92,873)	91,000	91,011
BOS	4.450	09/30/2025	10/01/2025	50,000	U.S. Treasury Notes 4.000% due 07/31/2032	(50,954)	50,000	50,006
BUS	2.520	09/26/2025	10/10/2025	CAD 50,000	Province of British Columbia 4.600% due 06/18/2057	(37,197)	35,927	35,939
	2.520	09/29/2025	10/14/2025	90,000	Province of Ontario 2.800% due 06/02/2048	(67,664)	64,669	64,678
	2.530	09/19/2025	10/03/2025	200,000	Province of Alberta 3.050% due 12/01/2048	(44,316)	143,709	143,829
					Province of Manitoba 3.200% due 03/05/2050	(103,270)
MEI	2.510	10/01/2025	10/15/2025	100,000	Canada Government Bond 3.250% due 12/01/2034	(73,813)	71,854	71,855

Total Repurchase Agreements						$(574,525)	$557,756	$557,975

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.510%	08/01/2025	11/04/2025	JPY (53,968,357)	$(365,359)
	0.510	08/06/2025	11/04/2025	(19,288,820)	(130,542)

Total Reverse Repurchase Agreements					$(495,901)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$100,657	$0	$0	$100,657	$(103,916)	$(3,259)
BOS	141,017	0	0	141,017	(143,827)	(2,810)
BPS	0	(495,901)	0	(495,901)	501,659	5,758
BUS	244,446	0	0	244,446	(253,849)	(9,403)
MEI	71,855	0	0	71,855	(73,814)	(1,959)

Total Borrowings and Other Financing Transactions	$557,975	$(495,901)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$0	$(495,901)	$0	$(495,901)

Total Borrowings	$0	$0	$(495,901)	$0	$(495,901)

Payable for reverse repurchase agreements					$(495,901)

(h)	Securities with an aggregate market value of $503,136 and cash of $522 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(534,842) at a weighted average interest rate of 0.513%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	83

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Oil December 2025 Futures	$55.000	11/17/2025	76	$76	$71	$51
Put - NYMEX Crude Oil June 2026 Futures	58.000	05/14/2026	178	178	800	781

					$871	$832

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME California Carbon Allowances December 2025 Futures	$40.000	12/15/2025	207	$207	$103	$22

Total Purchased Options					$974	$854

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME Gold December 2025 Futures	$4,200.000	11/24/2025	20	$2	$(27)	$(42)
Call - CME Gold November 2025 Futures	3,600.000	10/28/2025	20	2	(41)	(559)
Call - CME Gold November 2025 Futures	3,700.000	10/28/2025	20	2	(32)	(381)
Call - NYMEX Crude Oil December 2025 Futures	68.000	11/17/2025	10	10	(13)	(9)
Call - NYMEX Crude Oil December 2025 Futures	69.000	11/17/2025	10	10	(10)	(8)
Call - NYMEX Crude Oil December 2025 Futures	70.000	11/17/2025	10	10	(11)	(7)
Call - NYMEX Crude Oil December 2025 Futures	72.000	11/17/2025	86	86	(63)	(43)
Call - NYMEX Crude Oil June 2026 Futures	66.000	05/14/2026	178	178	(708)	(660)
Call - NYMEX Crude Oil November 2025 Futures	69.000	10/16/2025	7	7	(6)	(2)
Call - NYMEX Crude Oil November 2025 Futures	70.000	10/16/2025	13	13	(14)	(3)
Call - NYMEX Crude Oil November 2025 Futures	71.000	10/16/2025	10	10	(8)	(2)
Call - NYMEX Crude Oil November 2025 Futures	77.000	10/16/2025	10	10	(8)	(1)

					$(941)	$(1,717)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Natural Gas February 2026 Futures	EUR 45.000	01/27/2026	4	$3	$(4)	$(2)
Call - EUREX Natural Gas January 2026 Futures	40.000	12/24/2025	3	2	(4)	(2)
Call - EUREX Natural Gas March 2026 Futures	45.000	02/24/2026	4	3	(5)	(3)
Call - ICE Crude Oil December 2025 Futures	$ 72.000	10/28/2025	10	10	(11)	(5)
Call - ICE Crude Oil December 2025 Futures	73.000	10/28/2025	10	10	(10)	(4)
Call - ICE Crude Oil December 2025 Futures	74.000	10/28/2025	10	10	(10)	(3)
Call - ICE Crude Oil December 2025 Futures	75.000	10/28/2025	10	10	(8)	(3)
Call - ICE Crude Oil January 2026 Futures	72.000	11/25/2025	8	8	(8)	(8)
Call - ICE Crude Oil January 2026 Futures	73.000	11/25/2025	20	20	(17)	(17)

					$(77)	$(47)

Total Written Options					$(1,018)	$(1,764)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee March Futures	03/2026	36	$	4,846	$483	$46	$0
Brent Crude April Futures	02/2026	306		19,908	(419)	0	(303)
Brent Crude December Futures	10/2026	149		9,661	144	0	(113)
Brent Crude January Futures	11/2025	7		459	(8)	0	(7)
Brent Crude June Futures	04/2026	229		14,883	(246)	0	(207)
Brent Crude March Futures	01/2026	100		6,514	(126)	0	(96)
California Carbon Allowance December Futures	12/2025	390		12,125	(492)	43	0

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
California Carbon Allowance Vintage December Futures	12/2026	3,373	$	110,668	$3,835	$371	$0
Carbon Emissions December Futures	12/2025	83		7,379	136	78	(104)
Cocoa December Futures	12/2025	6		405	(39)	0	(15)
Cocoa December Futures	12/2025	24		1,527	(280)	10	(39)
Cocoa March Futures	03/2026	40		2,718	(189)	0	(92)
Copper December Futures	12/2025	35		4,249	(515)	2	(25)
Euro-Bobl December Futures	12/2025	159		21,992	6	30	0
Euro-BTP Future December Futures	12/2025	423		59,515	545	189	0
Euro-Buxl 30-Year Bond December Futures	12/2025	234		31,451	703	291	(60)
Euro-Schatz December Futures	12/2025	1,588		199,453	(188)	37	0
Gas Oil February Futures	02/2026	79		5,206	(154)	0	(41)
Gas Oil March Futures	03/2026	107		6,987	173	0	(52)
Gold 100 oz. April Futures	04/2026	11		4,325	143	21	0
Gold 100 oz. December Futures	12/2025	81		31,373	1,676	146	0
Hard Red Winter Wheat December Futures	12/2025	396		9,855	(752)	0	(207)
Henry Hub Natural Gas April Futures	03/2031	11		82	(11)	0	(1)
Henry Hub Natural Gas August Futures	07/2031	11		91	(2)	0	(1)
Henry Hub Natural Gas December Futures	11/2031	11		109	16	0	(1)
Henry Hub Natural Gas February Futures	01/2031	10		102	18	0	0
Henry Hub Natural Gas January Futures	12/2030	11		120	27	1	0
Henry Hub Natural Gas July Futures	06/2031	11		90	(3)	0	(1)
Henry Hub Natural Gas June Futures	05/2031	11		86	(7)	0	(1)
Henry Hub Natural Gas March Futures	02/2031	11		95	2	1	0
Henry Hub Natural Gas May Futures	04/2031	11		83	(10)	0	(1)
Henry Hub Natural Gas November Futures	10/2031	11		97	4	0	(1)
Henry Hub Natural Gas October Futures	09/2031	11		91	(2)	0	(1)
Henry Hub Natural Gas September Futures	08/2031	11		90	(3)	0	(1)
Iron Ore January Futures	01/2026	963		9,721	(156)	43	0
Iron Ore November Futures	11/2025	873		9,043	(3)	49	0
Iron Ore October Futures	10/2025	223		2,313	(2)	12	0
Japan Government 10-Year Bond December Futures	12/2025	17		15,610	(152)	13	(13)
Live Cattle April Futures	04/2026	55		5,239	(7)	26	0
Live Cattle December Futures	12/2025	122		11,457	112	47	0
LME Aluminum January Futures	01/2026	43		2,885	9	21	(11)
LME Aluminum March Futures	03/2026	42		2,825	71	75	(4)
LME Nickel January Futures	01/2026	27		2,476	(8)	2	(10)
LME Nickel March Futures	03/2026	30		2,770	(9)	8	(17)
LME Zinc January Futures	01/2026	122		9,031	150	160	(9)
LME Zinc March Futures	03/2026	35		2,580	116	116	0
LME Zinc November Futures	11/2025	18		1,339	82	82	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	10		116	(9)	0	(1)
Mont Belvieu Ethane (OPIS) January Futures	01/2026	10		114	(10)	0	0
Mont Belvieu Ethane (OPIS) March Futures	03/2026	10		109	(16)	0	0
Natural Gas April Futures	03/2026	1		26	(6)	0	(1)
Natural Gas April Futures	03/2027	51		1,772	54	2	0
Natural Gas August Futures	07/2026	1		27	(7)	0	(1)
Natural Gas December Futures	11/2025	542		21,030	(4,266)	0	(23)
Natural Gas December Futures	11/2026	1		28	(5)	0	(1)
Natural Gas February Futures	01/2026	1		25	(4)	0	(1)
Natural Gas January Futures	12/2025	1		28	(4)	0	(1)
Natural Gas July Futures	06/2026	1		27	(7)	0	(1)
Natural Gas June Futures	05/2026	1		26	(6)	0	(1)
Natural Gas March Futures	02/2026	1		28	(4)	0	(1)
Natural Gas March Futures	02/2027	6		233	0	0	0
Natural Gas May Futures	04/2026	1		26	(7)	0	(1)
Natural Gas November Futures	10/2025	104		3,435	44	30	(2)
Natural Gas November Futures	10/2026	1		27	(5)	0	(1)
Natural Gas October Futures	09/2026	1		27	(6)	0	(1)
Natural Gas September Futures	08/2026	1		26	(6)	0	(1)
New York Harbor December Futures	11/2025	10		966	29	1	(8)
New York Harbor March Futures	02/2026	102		9,613	41	0	(96)
Palladium December Futures	12/2025	11		1,416	21	2	(4)
Platinum January Futures	01/2026	27		2,168	346	0	(36)
RBOB Gasoline December Futures	11/2025	47		3,701	(11)	3	(29)
RBOB Gasoline March Futures	02/2026	103		8,103	(62)	0	(83)
RBOB Gasoline September Futures	08/2026	10		830	(11)	0	(8)
Silver March Futures	03/2026	10		2,360	396	0	(19)
Soybean January Futures	01/2026	182		9,284	(308)	0	(86)
Soybean Meal January Futures	01/2026	615		17,091	(471)	0	(110)
Soybean Oil March Futures	03/2026	11		332	(17)	0	(2)
U.S. Treasury 5-Year Note December Futures	12/2025	3,702		404,241	488	145	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	1,724		206,988	4,429	0	(970)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	85

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,114	$	128,197	$758	$0	$(70)
Wheat July Futures	07/2026	36		993	(19)	0	(16)
WTI Crude April Futures	03/2026	108		6,619	(448)	0	(107)
WTI Crude December Futures	11/2026	133		8,116	(551)	0	(98)
WTI Crude June Futures	05/2026	31		1,898	(10)	0	(9)
WTI Crude March Futures	02/2026	141		8,652	(164)	2	(112)
WTI Crude May Futures	04/2026	68		4,166	(37)	0	(65)

					$4,797	$2,105	$(3,400)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee December Futures	12/2025	7	$	(984)	$(209)	$0	$(7)
Brent Crude August Futures	06/2026	89		(5,775)	89	78	0
Brent Crude December Futures	10/2025	122		(8,056)	160	121	0
Brent Crude December Futures	10/2027	144		(9,429)	(96)	68	0
Brent Crude February Futures	12/2025	25		(1,633)	51	26	0
Brent Crude July Futures	05/2026	92		(5,974)	91	84	0
Brent Crude October Futures	08/2026	25		(1,621)	39	21	0
Corn December Futures	12/2025	732		(15,207)	68	218	0
Corn December Futures	12/2026	155		(3,557)	7	17	0
Corn March Futures	03/2026	251		(5,422)	6	82	0
Cotton No. 2 March Futures	03/2026	67		(2,264)	33	0	(4)
Euro-Bund December Futures	12/2025	938		(141,589)	(467)	33	(375)
Euro-Oat December Futures	12/2025	1,270		(180,938)	(1,355)	0	(432)
Gas Oil December Futures	12/2025	39		(2,627)	(47)	21	0
Gas Oil May Futures	05/2026	39		(2,502)	65	18	0
Gas Oil November Futures	11/2025	64		(4,397)	108	28	(3)
Gas Oil October Futures	10/2025	8		(556)	(14)	5	0
Hard Red Winter Wheat March Futures	03/2026	164		(4,254)	325	84	0
Hard Red Winter Wheat May Futures	05/2026	17		(454)	19	8	0
Henry Hub Natural Gas February Futures	01/2026	11		(109)	14	0	0
Henry Hub Natural Gas January Futures	12/2025	12		(125)	10	0	0
Henry Hub Natural Gas March Futures	02/2026	12		(109)	26	0	0
Lean Hogs December Futures	12/2025	173		(6,140)	(307)	112	0
LME Lead January Futures	01/2026	56		(2,794)	12	13	(1)
Natural Gas December Futures	11/2025	134		(3,731)	148	153	0
Natural Gas December Futures	11/2025	63		(2,193)	98	106	0
Natural Gas January Futures	12/2025	700		(29,239)	5,136	93	0
Natural Gas January Futures	12/2026	57		(2,728)	67	6	0
Natural Gas March Futures	02/2026	45		(1,630)	(22)	5	0
Natural Gas November Futures	10/2025	1		(27)	2	15	0
Natural Gas November Futures	10/2025	6		(195)	6	17	0
RBOB Gasoline October Futures	09/2026	10		(770)	14	8	0
Rotterdam Coal Febuary Futures	02/2026	5		(489)	0	0	0
Rotterdam Coal January Futures	01/2026	5		(486)	3	3	0
Rotterdam Coal March Futures	03/2026	5		(493)	(4)	0	(4)
Silver December Futures	12/2025	24		(5,597)	(172)	45	0
SNG KEROS vs. SNG GA April Futures	04/2026	4		3	1	0	0
SNG KEROS vs. SNG GA December Futures	12/2026	4		1	0	0	0
SNG KEROS vs. SNG GA February Futures	02/2026	10		6	2	1	0
SNG KEROS vs. SNG GA January Futures	01/2026	10		5	1	0	0
SNG KEROS vs. SNG GA June Futures	06/2026	4		3	2	0	0
SNG KEROS vs. SNG GA March Futures	03/2026	10		6	3	0	0
SNG KEROS vs. SNG GA May Futures	05/2026	4		4	2	0	0
SNG KEROS vs. SNG GA November Futures	11/2025	7		6	(2)	0	0
SNG KEROS vs. SNG GA November Futures	11/2026	4		2	1	0	0
SNG KEROS vs. SNG GA October Futures	10/2026	4		2	1	0	0
Soybean March Futures	03/2026	67		(3,470)	38	24	0
Soybean Meal March Futures	03/2026	121		(3,451)	152	18	0
Soybean November Futures	11/2026	10		(527)	5	5	0
Soybean Oil January Futures	01/2026	52		(1,555)	41	5	(1)
Sugar No. 11 March Futures	02/2026	231		(4,295)	50	0	(39)
U.S. Treasury 2-Year Note December Futures	12/2025	3,958		(824,841)	(628)	0	(433)
U.S. Treasury 10-Year Note December Futures	12/2025	1,650		(185,625)	(608)	26	0
U.S. Treasury Long-Term Bond December Futures	12/2025	2,537		(295,798)	(6,302)	634	0
Wheat December Futures	12/2025	394		(10,008)	818	227	0
Wheat March Futures	03/2026	145		(3,821)	238	78	0

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Crude August Futures	07/2026	54	$	(3,299)	$202	$46	$0
WTI Crude December Futures	11/2025	11		(682)	(20)	6	(1)
WTI Crude December Futures	11/2026	9		(549)	(14)	7	0
WTI Crude December Futures	11/2027	155		(9,550)	(118)	71	0
WTI Crude February Futures	01/2026	45		(2,767)	17	46	0
WTI Crude January Futures	12/2025	34		(2,097)	11	35	0
WTI Crude July Futures	06/2026	54		(3,303)	69	48	0
WTI Crude June Futures	05/2026	62		(3,796)	4	57	0
WTI Crude November Futures	10/2025	50		(3,119)	107	52	0
WTI Crude October Futures	09/2026	48		(2,928)	51	38	0
WTI Crude September Futures	08/2026	34		(2,076)	23	28	0

					$(1,949)	$2,940	$(1,300)

Total Futures Contracts					$2,848	$5,045	$(4,700)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP 158,000	$(718)	$(195)	$(913)	$217	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY 2,495,000	(45)	280	235	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	568,470	(11)	83	72	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	9,360,000	(108)	1,045	937	30	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	4,681,000	92	1,340	1,432	36	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$ 56,320	372	(319)	53	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	201,300	(2,657)	(4,676)	(7,333)	105	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	22,580	(285)	(503)	(788)	12	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	129,900	(840)	863	23	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	205,057	(204)	(3,116)	(3,320)	0	(70)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	23,280	(220)	(791)	(1,011)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	26,200	1,645	6,939	8,584	69	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053	23,468	(590)	(26)	(616)	68	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	20,100	1,248	5,500	6,748	53	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	88,500	1,835	15,389	17,224	240	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	29,500	786	1,564	2,350	88	0
Receive	6-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR 62,900	0	468	468	0	(15)
Receive	6-Month EUR-EURIBOR	2.740	Annual	09/10/2035	13,800	(347)	258	(89)	0	(44)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	285,800	145	254	399	958	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	8,600	532	4,750	5,282	0	(39)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	8,950	6	5,481	5,487	0	(40)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	17,500	1,090	9,631	10,721	0	(79)
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	71,800	(1,024)	(296)	(1,320)	0	(562)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	21,840	(164)	(4,471)	(4,635)	85	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032	2,800	2	(2)	0	0	(9)
Receive	CPTFEMU	2.570	Maturity	06/15/2032	45,400	0	(774)	(774)	0	(165)
Receive	CPTFEMU	2.049	Maturity	08/15/2034	67,600	(28)	(860)	(888)	0	(257)
Receive	CPTFEMU	2.034	Maturity	09/15/2034	8,000	(8)	(81)	(89)	0	(29)
Pay	CPTFEMU	2.488	Maturity	05/15/2037	120	0	1	1	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048	2,020	7	(299)	(292)	15	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052	4,100	2	195	197	29	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052	4,730	(123)	367	244	34	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052	3,000	4	140	144	20	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052	3,330	0	34	34	19	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052	9,000	0	1,033	1,033	62	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053	11,200	9	1,727	1,736	80	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053	5,100	34	792	826	37	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053	10,700	29	1,956	1,985	81	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053	3,400	0	535	535	23	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053	5,500	50	918	968	37	0
Pay	CPURNSA	2.341	Maturity	11/07/2025	$ 85,600	0	(503)	(503)	5	0
Pay	CPURNSA	2.702	Maturity	01/14/2026	29,000	0	(119)	(119)	0	(5)
Pay	CPURNSA	2.820	Maturity	02/05/2026	17,700	0	(58)	(58)	1	0
Pay	CPURNSA	2.842	Maturity	02/13/2026	18,600	0	(58)	(58)	1	0
Pay	CPURNSA	3.042	Maturity	02/21/2026	19,000	0	(22)	(22)	4	0
Receive	CPURNSA	2.418	Maturity	03/05/2026	8,100	0	982	982	0	(2)
Pay	CPURNSA	3.323	Maturity	04/23/2026	3,400	0	9	9	1	0
Receive	CPURNSA	2.767	Maturity	05/13/2026	10,000	0	1,002	1,002	0	(2)
Receive	CPURNSA	2.813	Maturity	05/14/2026	9,800	0	956	956	0	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	87

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	CPURNSA	2.703%	Maturity	05/25/2026	$ 9,590	$2	$979	$981	$0	$(2)
Receive	CPURNSA	2.690	Maturity	06/01/2026	10,400	0	1,062	1,062	0	(3)
Pay	CPURNSA	3.300	Maturity	06/04/2026	17,400	0	7	7	4	0
Pay	CPURNSA	0.000	Maturity	08/01/2026	35,900	0	45	45	16	0
Pay	CPURNSA	0.000	Maturity	08/27/2026	34,000	0	60	60	13	0
Receive	CPURNSA	1.793	Maturity	08/24/2027	90,200	0	16,363	16,363	0	(25)
Receive	CPURNSA	1.797	Maturity	08/25/2027	21,700	0	3,927	3,927	0	(6)
Receive	CPURNSA	1.890	Maturity	08/27/2027	40,100	0	6,974	6,974	0	(10)
Pay	CPURNSA	2.335	Maturity	02/05/2028	32,120	70	(3,957)	(3,887)	24	0
Pay	CPURNSA	2.352	Maturity	05/09/2028	10,270	0	(1,196)	(1,196)	3	0
Pay	CPURNSA	2.360	Maturity	05/09/2028	15,460	0	(1,787)	(1,787)	4	0
Pay	CPURNSA	2.364	Maturity	05/10/2028	15,760	0	(1,816)	(1,816)	4	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	14,300	0	(2,061)	(2,061)	0	(2)
Pay	CPURNSA	1.997	Maturity	07/25/2029	22,400	18	(3,548)	(3,530)	0	(3)
Receive	CPURNSA	2.311	Maturity	02/24/2031	12,100	0	1,613	1,613	4	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR 5,600	16	(235)	(219)	32	0
Receive	UKRPI	0.000	Maturity	09/15/2027	GBP 14,200	0	(15)	(15)	0	(19)
Pay	UKRPI	3.500	Maturity	08/15/2034	15,800	90	210	300	58	0
Pay	UKRPI	3.466	Maturity	09/15/2034	6,600	0	92	92	19	0

Total Swap Agreements						$712	$64,040	$64,752	$2,600	$(1,457)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)		Total	Market Value	Variation Margin Liability(3)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$854	$5,256	$2,600	$8,710	$(1,764)	$(4,980)	$(1,457)	$(8,201)

(j)

Securities with an aggregate market value of $62,238 and cash of $6,407 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	Future styled option variation margin asset of $12 is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $211 and liability of $(280) for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	CAD	4,704		$3,381	$1	$0
	10/2025	EUR	161,803		188,718	0	(1,246)
	10/2025		$46,141	CAD	64,191	0	(14)
	11/2025	CAD	64,090		$46,141	14	0
	11/2025		$3,381	CAD	4,696	0	(1)

BOA	10/2025	CAD	200,194		$145,167	1,305	0
	10/2025	JPY	24,815		169	1	0
	10/2025		$2,585	EUR	2,208	7	0
	10/2025		1,332	ILS	4,480	20	0
	10/2025		2,795	INR	247,257	0	(14)
	10/2025		1,442	JPY	216,023	18	0
	10/2025		1,585	KRW	2,195,080	0	(21)
	10/2025		6	NZD	10	0	0
	10/2025		400	PLN	1,437	0	(4)
	11/2025	JPY	215,275		$1,442	0	(19)
	11/2025	NZD	10		6	0	0
	11/2025		$517	ILS	1,730	5	0
	12/2025		125	MXN	2,346	2	0

BPS	10/2025	BRL	133,800		$22,334	0	(2,806)
	10/2025	CNH	40,161		5,639	2	0
	10/2025	IDR	120,730,563		7,300	72	(10)

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	INR	180,355		$2,047	$18	$0
	10/2025	THB	23,108		712	0	(2)
	10/2025	TWD	363,129		12,099	183	(13)
	10/2025		$24,783	BRL	133,800	365	(8)
	10/2025		8,929	IDR	147,422,182	0	(93)
	10/2025		1,684	JPY	250,273	8	0
	10/2025		7,764	KRW	10,730,285	0	(118)
	10/2025		1,115	PLN	4,057	2	0
	11/2025	CAD	71		$51	0	0
	11/2025	IDR	21,557,664		1,290	0	(1)
	11/2025	INR	130,843		1,470	0	0
	11/2025	JPY	249,404		1,684	0	(8)
	11/2025	KRW	1,135,471		810	0	0
	11/2025		$448	BRL	2,399	0	(1)
	11/2025		1,551	ILS	5,214	23	0
	12/2025	TWD	38,397		$1,279	12	0
	12/2025		$1,758	IDR	29,572,203	11	0
	12/2025		187	MXN	3,474	1	0
	04/2026	BRL	57,600		$10,084	0	(278)

BRC	10/2025	CAD	4,410		3,194	25	0
	10/2025	CHF	7,620		9,547	0	(26)
	10/2025	GBP	3,493		4,716	19	0
	10/2025	IDR	848,186		52	1	0
	10/2025		$7,068	CAD	9,731	0	(75)
	10/2025		10,246	CHF	8,217	76	0
	10/2025		1,074	GBP	795	0	(4)
	10/2025		2	NOK	25	0	0
	10/2025		6,308	PLN	23,065	37	0
	10/2025		3,690	ZAR	65,088	74	0
	11/2025	NOK	25		$2	0	0
	11/2025		$9,547	CHF	7,590	26	0
	11/2025		4,718	GBP	3,493	0	(19)
	11/2025	ZAR	11,938		$678	0	(11)
	12/2025		$123	MXN	2,269	0	0

BSH	10/2025	BRL	102,100		$19,197	13	0
	10/2025	EUR	4,175		4,851	0	(51)
	10/2025		$18,775	BRL	102,100	409	0
	02/2026	PEN	2,212		$633	0	(2)
	04/2026	BRL	109,300		19,244	0	(416)

CBK	10/2025	AUD	1,900		1,240	0	(17)
	10/2025	CAD	1,484		1,073	7	0
	10/2025	CNH	765		108	0	0
	10/2025	DKK	17,948		2,803	0	(20)
	10/2025	EUR	1,670		1,949	0	(12)
	10/2025	IDR	74,061,608		4,478	47	(8)
	10/2025	INR	243,963		2,747	3	0
	10/2025	NOK	192		19	0	0
	10/2025	SGD	14,040		10,937	53	0
	10/2025	THB	14,706		456	1	0
	10/2025	TWD	543,072		18,325	482	0
	10/2025		$2,657	IDR	43,697,484	0	(38)
	10/2025		11,903	INR	1,045,629	0	(143)
	10/2025		244	NOK	2,436	0	0
	10/2025		2,656	SEK	25,155	16	0
	10/2025		6,114	TWD	186,061	5	(7)
	10/2025	ZAR	2,961		$171	0	0
	11/2025	NOK	2,436		244	0	0
	11/2025		$53	CAD	74	0	0
	11/2025		1,112	ILS	3,726	13	0
	11/2025		2,747	INR	244,441	0	(3)
	12/2025	TWD	121,243		$4,010	9	(1)
	12/2025		$1,817	IDR	30,540,683	9	0
	01/2026	TWD	63,456		$2,103	1	0

DUB	10/2025	CNH	86,057		12,103	25	0
	10/2025	IDR	44,676,694		2,726	48	0
	10/2025	INR	396,164		4,459	4	0
	10/2025	KRW	2,952,447		2,129	25	0
	10/2025		$3,764	ILS	12,862	119	0
	10/2025		5,757	INR	509,006	0	(32)
	10/2025		1,060	TWD	31,724	0	(18)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	ILS	12,855		$3,764	$0	$(117)
	11/2025	INR	32,728		368	0	0
	11/2025		$4,459	INR	396,952	0	(4)
	11/2025	ZAR	28,826		$1,647	0	(17)

FAR	10/2025	AUD	37,531		24,344	0	(490)
	10/2025	CAD	233,870		168,246	147	(53)
	10/2025	CHF	1,366		1,714	0	(2)
	10/2025	CNH	37,521		5,285	18	0
	10/2025	JPY	9,858,447		67,059	396	0
	10/2025	SGD	8		6	0	0
	10/2025		$26,982	AUD	41,327	364	0
	10/2025		11,302	INR	996,861	0	(91)
	10/2025		7,667	PLN	28,018	40	0
	10/2025		40,336	SGD	51,949	0	(64)
	11/2025	AUD	41,327		$26,995	0	(363)
	11/2025	SGD	51,818		40,336	61	0
	11/2025		$1,714	CHF	1,360	2	0
	12/2025	MXN	13,394		$703	0	(23)
	12/2025		$34,212	BRL	191,878	1,326	0
	12/2025		6,101	MXN	115,606	161	0

GLM	10/2025	BRL	212,400		$34,867	0	(5,041)
	10/2025	CAD	60,087		43,617	423	0
	10/2025	CHF	292		365	0	(2)
	10/2025	CNH	2,958		416	1	0
	10/2025	IDR	30,049,285		1,802	1	0
	10/2025	KRW	23,869		17	0	0
	10/2025	SGD	551		430	3	0
	10/2025		$39,116	BRL	212,400	798	(7)
	10/2025		2,705	IDR	44,721,106	0	(25)
	10/2025		3,237	INR	284,073	0	(42)
	10/2025		17	KRW	23,869	0	0
	11/2025		281	ILS	936	2	0
	12/2025	IDR	625,554		$37	0	0
	12/2025	MXN	3,551		187	0	(5)
	12/2025		$1,754	IDR	29,325,743	0	0
	04/2026	BRL	281,900		$49,321	5	(1,392)

IND	10/2025	AUD	1,896		1,239	0	(16)
	10/2025		$3,055	DKK	19,533	18	0
	11/2025	DKK	19,488		$3,055	0	(18)

JPM	10/2025	BRL	10,259		1,927	1	(2)
	10/2025	CAD	64,025		46,330	323	0
	10/2025	EUR	6,524		7,630	0	(29)
	10/2025	IDR	89,821,936		5,380	0	(4)
	10/2025	KRW	5,110,065		3,686	44	0
	10/2025	SGD	2,613		2,033	7	0
	10/2025		$1,867	BRL	10,259	61	0
	10/2025		3,031	CAD	4,189	0	(21)
	10/2025		2,128	DKK	13,546	3	0
	10/2025		1,133	GBP	843	1	0
	10/2025		8,245	IDR	137,008,265	3	(34)
	10/2025		1,436	ILS	4,820	20	0
	10/2025		491,354	JPY	73,598,670	6,321	0
	10/2025		4,157	PLN	15,276	45	0
	10/2025		691	TWD	20,984	0	(2)
	10/2025		830	ZAR	14,674	19	0
	11/2025	CAD	385		$277	0	0
	11/2025	DKK	13,514		2,128	0	(3)
	11/2025	ZAR	25,527		1,456	0	(17)
	04/2026	BRL	91,000		15,355	0	(1,014)

MBC	10/2025	CAD	90,127		64,704	0	(98)
	10/2025	CHF	306		384	0	(1)
	10/2025	CNH	43,793		6,161	15	0
	10/2025	GBP	5,059		6,819	19	(3)
	10/2025	IDR	4,465,459		271	3	0
	10/2025	JPY	17,643		120	1	0
	10/2025	KRW	12,565,221		9,013	59	0
	10/2025	SEK	38,722		4,039	0	(74)
	10/2025	SGD	34,213		26,698	175	0
	10/2025	THB	34,715		1,078	5	0
	10/2025	TWD	57,263		1,871	0	(10)

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$3,148	CAD	4,343	$0	$(27)
	10/2025		1,734	CHF	1,366	0	(19)
	10/2025		4,366	CNH	31,104	0	(1)
	10/2025		834	JPY	124,038	5	0
	10/2025		6,091	KRW	8,503,927	0	(30)
	10/2025		3	NOK	25	0	0
	10/2025		1,387	NZD	2,366	0	(16)
	10/2025		1,620	SEK	15,515	28	0
	10/2025		1,130	THB	36,584	1	0
	11/2025	CNH	31,030		$4,366	1	0
	11/2025	JPY	212,060		1,434	0	(5)
	11/2025	NOK	25		3	0	0
	11/2025		$6,821	GBP	5,059	3	(19)
	11/2025		312	ILS	1,039	1	0
	12/2025		414	MXN	7,851	12	0

MYI	10/2025	BRL	22,300		$3,662	0	(528)
	10/2025	CNH	44,212		6,213	8	0
	10/2025	IDR	18,022,170		1,095	14	0
	10/2025	JPY	109,731		744	2	0
	10/2025		$4,193	BRL	22,300	0	(3)
	10/2025		31,696	JPY	4,731,871	301	0
	10/2025		608	PLN	2,200	0	(3)
	10/2025		3,464	TWD	104,378	0	(35)
	11/2025	JPY	4,715,497		$31,696	0	(301)
	12/2025	TWD	103,699		3,464	41	0

NGF	10/2025	KRW	6,768,452		4,867	43	0
	10/2025		$2,393	IDR	39,604,753	0	(19)

RBC	10/2025	CAD	553		$400	2	0

SCX	10/2025	BRL	7,457		1,402	1	0
	10/2025	CNH	32,154		4,525	12	0
	10/2025	DKK	15,130		2,355	0	(24)
	10/2025	GBP	1,014		1,356	0	(7)
	10/2025	IDR	37,725,102		2,259	0	(2)
	10/2025	INR	284,060		3,195	1	0
	10/2025	JPY	74,160,482		495,711	22	(5,785)
	10/2025	SGD	536		420	5	0
	10/2025	TWD	321,881		10,862	286	0
	10/2025		$1,402	BRL	7,457	0	(1)
	10/2025		2,672	IDR	43,939,708	0	(39)
	10/2025		5,606	INR	494,928	0	(39)
	11/2025	CAD	139		$100	0	0
	11/2025	JPY	1,021		7	0	0
	11/2025		$1,356	GBP	1,014	7	0
	11/2025		2,827	INR	251,856	0	0
	11/2025		493,653	JPY	73,598,670	5,753	0
	12/2025		1,402	BRL	7,564	0	(1)
	12/2025		2,259	IDR	37,820,448	3	0

SOG	10/2025	BRL	18,033		$3,379	0	(9)
	10/2025	JPY	5,144,460		34,982	195	0
	10/2025	NZD	2,379		1,386	7	0
	10/2025		$3,391	BRL	18,033	0	(2)
	10/2025		202,229	EUR	171,964	0	(335)
	10/2025		69,253	JPY	10,304,823	428	0
	11/2025	EUR	171,964		$202,635	337	0
	11/2025	JPY	10,269,186		69,253	0	(429)
	12/2025		$3,379	BRL	18,290	9	0

SSB	10/2025	CAD	1,514		$1,100	12	0
	10/2025		$11,685	GBP	8,669	0	(26)
	11/2025	CAD	587		$422	0	0

UAG	10/2025	CAD	2,126		1,542	14	0
	10/2025	ILS	23,454		7,030	0	(51)
	10/2025	NOK	2,377		234	0	(5)
	10/2025		$377	ILS	1,291	13	0
	10/2025		130	INR	11,481	0	(1)
	10/2025		869	PLN	3,146	0	(4)
	10/2025		1,130	THB	36,569	0	0
	10/2025		171	ZAR	2,961	0	0
	10/2025	ZAR	2,962		$171	0	0
	11/2025	ILS	1,291		377	0	(12)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$404	ILS	1,374	$10	$0
	11/2025	ZAR	12,985		$737	0	(13)

Total Forward Foreign Currency Contracts						$22,085	$(22,435)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,428)	$(696)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	12,900	$(115)	$(80)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	12,900	(115)	(57)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	42,400	(511)	(280)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	42,400	(512)	(3)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	34,200	(310)	(183)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	34,200	(310)	(184)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	86,900	(797)	(631)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	86,900	(797)	(350)

							$(3,467)	$(1,768)

Total Written Options							$(4,895)	$(2,464)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	EUROBOBCO	$5.050	Maturity	12/31/2025	6,000	$0	$46	$46	$0
	Receive	EUROBOBCO	7.800	Maturity	12/31/2025	6,000	0	40	40	0
	Pay	EUROBOBCO	6.550	Maturity	12/31/2025	3,000	0	(19)	0	(19)
	Pay	NAPGASFO Index	13.871	Maturity	10/31/2025	6,000	0	21	21	0
	Receive	NAPGASFO Index	5.880	Maturity	12/31/2025	21,000	(3)	78	75	0
	Receive	NAPGASFO Index	7.860	Maturity	12/31/2025	18,000	0	38	38	0

JPM	Receive	EUROBOBCO	7.600	Maturity	12/31/2025	3,000	0	20	20	0

							$(3)	$224	$240	$(19)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	BACVWSAV Index(5)«	282,661	0.000%	Monthly	03/31/2026	$49,128	$0	$0	$0	$0
	Receive	BCOMTR2 Index(6)	1,351,922	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	266,144	0	(53)	0	(53)

BPS	Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	03/16/2026	20,263	0	(7)	0	(7)
	Receive	BCOMF1TC Index(7)	3,714,201	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	417,914	0	(384)	0	(384)
	Receive	BCOMTR Index	532,325	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	138,782	0	(84)	0	(84)
	Receive	BCOMTR1 Index(8)	581,388	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	57,611	0	(35)	0	(35)

CBK	Receive	CIXBSTR3 Index(9)	529,485	4.010% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	151,717	0	(57)	0	(57)

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CIB	Receive	PIMCODB Index(10)	648,093	0.000%	Monthly	06/15/2026	$138,389	$0	$919	$919	$0

GST	Pay	BCOMTR Index	1,451,904	3.990% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	378,525	0	230	230	0
	Pay	SPGCINP Index	47,036	-0.070%	Monthly	01/15/2026	10,252	0	2	2	0
	Receive	BCOMF1NTC Index	12,344	4.060% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	4,443	0	(7)	0	(7)
	Receive	BCOMF1TC Index(11)	307,379	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	128,143	0	(118)	0	(118)
	Receive	BCOMTR1 Index(12)	374,091	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	108,817	0	(67)	0	(67)
	Receive	BCOMTR2 Index(13)	302,690	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	80,543	0	(63)	0	(63)
	Receive	BCOMF1TC Index(14)	705,858	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	294,265	0	(270)	0	(270)
	Receive	BCOMTR Index	1,709,269	3.990% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	445,622	0	(271)	0	(271)
	Receive	BCOMTR1 Index(15)	708,060	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	205,963	0	(126)	0	(126)
	Receive	BCOMTR2 Index(16)	572,918	4.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	152,448	0	(62)	0	(62)
	Receive	CMDSKEWLS Index(17)	124,170	0.250%	Monthly	08/16/2032	53,684	0	3,183	3,183	0

JPM	Pay	BCOMTR Index	196,500	3.780% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	51,229	0	26	26	0
	Receive	JMABNIC5 Index	5,678	0.000%	Monthly	07/15/2026	1,067	0	0	0	0
	Receive	BCOMTR Index	467,972	3.990% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	122,004	0	(74)	0	(74)
	Receive	JMABNIC5 Index(18)	582,573	0.000%	Monthly	08/17/2026	109,696	0	(2)	0	(2)

MAC	Receive	PIMCODB Index(19)	422,144	0.000%	Monthly	08/17/2026	86,335	0	590	590	0

MEI	Receive	BCOMTR Index	285,866	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	74,528	0	(45)	0	(45)
	Receive	BCOMTR1 Index(20)	655,068	3.980% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	140,174	0	(76)	0	(76)

MYC	Pay	BCOMTR Index	78,213	3.750% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	20,391	0	8	8	0
	Receive	BCOMTR1 Index(21)	305,679	4.010% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	231,495	0	(143)	0	(143)

RBC	Receive	RBCAEC0T Index(22)	838,405	3.960% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	74,358	0	(47)	0	(47)
	Receive	RBCAECR1 Index(23)	303,641	3.970% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	38,340	0	(18)	0	(18)
	Receive	RBCAECT0 Index	3,202,387	3.960% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	278,335	0	(176)	0	(176)

SOG	Receive	BCOMTR Index	22,491	3.960% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	5,864	5	(9)	0	(4)

UAG	Receive	BCOMTR Index	36,914	3.990% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	9,624	0	(6)	0	(6)

								$5	$2,758	$4,958	$(2,195)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.350	Maturity	10/10/2025	$625,000	$0	$(1,852)	$0	$(1,852)

SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.350	Maturity	10/16/2025	450,000	0	(702)	0	(702)

								$0	$(2,554)	$0	$(2,554)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(3)	4.080%	Maturity	10/16/2025	$93,889	$0	$1,081	$1,081	$0
	Pay	GOLDLNPM Index(3)	4.203	Maturity	10/22/2025	16,933	0	211	211	0
	Pay	GOLDLNPM Index(3)	6.325	Maturity	04/10/2026	66,938	0	2,312	2,312	0
	Pay	London Gold Market Fixing Ltd. PM(3)	3.285	Maturity	09/16/2026	20,800	0	(33)	0	(33)
	Pay	London Gold Market Fixing Ltd. PM(3)	3.349	Maturity	09/25/2026	10,340	0	(12)	0	(12)

							$0	$3,559	$3,604	$(45)

Total Swap Agreements							$2	$3,987	$8,802	$(4,813)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$15	$0	$0	$15	$(1,261)	$0	$0	$(1,261)	$(1,246)	$1,655	$409
BOA	1,358	0	0	1,358	(58)	0	(53)	(111)	1,247	(2,110)	(863)
BPS	697	0	220	917	(3,338)	0	(2,381)	(5,719)	(4,802)	1,624	(3,178)
BRC	258	0	0	258	(135)	(137)	0	(272)	(14)	0	(14)
BSH	422	0	0	422	(469)	0	0	(469)	(47)	0	(47)
CBK	646	0	0	646	(249)	0	(57)	(306)	340	(743)	(403)
CIB	0	0	919	919	0	0	0	0	919	(1,480)	(561)
DUB	221	0	0	221	(188)	0	0	(188)	33	0	33
FAR	2,515	0	0	2,515	(1,086)	0	0	(1,086)	1,429	(2,070)	(641)
GLM	1,233	0	0	1,233	(6,514)	(2,327)	0	(8,841)	(7,608)	3,373	(4,235)
GST	0	0	3,415	3,415	0	0	(984)	(984)	2,431	(6,510)	(4,079)
IND	18	0	0	18	(34)	0	0	(34)	(16)	0	(16)
JPM	6,848	0	3,650	10,498	(1,126)	0	(121)	(1,247)	9,251	(7,591)	1,660
MAC	0	0	590	590	0	0	0	0	590	(870)	(280)
MBC	328	0	0	328	(303)	0	0	(303)	25	0	25
MEI	0	0	0	0	0	0	(121)	(121)	(121)	(850)	(971)
MYC	0	0	8	8	0	0	(143)	(143)	(135)	(764)	(899)
MYI	366	0	0	366	(870)	0	0	(870)	(504)	591	87
NGF	43	0	0	43	(19)	0	0	(19)	24	0	24
RBC	2	0	0	2	0	0	(241)	(241)	(239)	(1,510)	(1,749)
SCX	6,090	0	0	6,090	(5,898)	0	0	(5,898)	192	(280)	(88)
SOG	976	0	0	976	(775)	0	(706)	(1,481)	(505)	391	(114)
SSB	12	0	0	12	(26)	0	0	(26)	(14)	0	(14)
UAG	37	0	0	37	(86)	0	(6)	(92)	(55)	0	(55)

Total Over the Counter	$22,085	$0	$8,802	$30,887	$(22,435)	$(2,464)	$(4,813)	$(29,712)

(l)

Securities with an aggregate market value of $10,635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)	Variance Swap.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(5)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
WTI Crude December 2025 Futures	13.9%	$6,812	WTI Crude February 2026 Futures	(8.1)%	$(3,975)
WTI Crude December 2025 Futures Call @ 62	2.4	1,193	WTI Crude January 2026 Futures	(25.2)	(12,376)
WTI Crude December 2025 Futures Call @ 63	3.5	1,707
WTI Crude December 2025 Futures Call @ 64	4.7	2,336
WTI Crude December 2025 Futures Call @ 65	1.0	496
WTI Crude December 2025 Futures Call @ 67	1.1	541
WTI Crude December 2025 Futures Put @ 62	1.8	905
WTI Crude December 2025 Futures Put @ 63	3.5	1,711
WTI Crude December 2025 Futures Put @ 64	6.3	3,090
WTI Crude December 2025 Futures Put @ 65	1.8	866
WTI Crude December 2025 Futures Put @ 67	3.3	1,611
WTI Crude February 2026 Futures Call @ 63	1.6	776
WTI Crude February 2026 Futures Call @ 64	2.6	1,295
WTI Crude February 2026 Futures Put @ 63	1.8	891
WTI Crude February 2026 Futures Put @ 64	2.4	1,175
WTI Crude January 2026 Futures Call @ 61	4.1	2,027
WTI Crude January 2026 Futures Call @ 62	8.2	4,008
WTI Crude January 2026 Futures Call @ 63	5.6	2,736
WTI Crude January 2026 Futures Call @ 64	1.4	681
WTI Crude January 2026 Futures Put @ 61	2.7	1,349
WTI Crude January 2026 Futures Put @ 62	6.9	3,394
WTI Crude January 2026 Futures Put @ 63	6.0	2,941
WTI Crude January 2026 Futures Put @ 64	1.9	929
WTI Crude November 2025 Futures	21.8	10,714
WTI Crude November 2025 Futures Call @ 62	4.8	2,383
WTI Crude November 2025 Futures Call @ 63	0.6	285
WTI Crude November 2025 Futures Call @ 64	2.4	1,167
WTI Crude November 2025 Futures Call @ 65	0.8	384
WTI Crude November 2025 Futures Call @ 66	0.3	154
WTI Crude November 2025 Futures Call @ 67	0.5	251
WTI Crude November 2025 Futures Call @ 69	0.1	65
WTI Crude November 2025 Futures Put @ 62	2.9	1,407
WTI Crude November 2025 Futures Put @ 63	0.5	241
WTI Crude November 2025 Futures Put @ 64	2.9	1,419
WTI Crude November 2025 Futures Put @ 65	1.4	669
WTI Crude November 2025 Futures Put @ 66	0.8	378
WTI Crude November 2025 Futures Put @ 67	1.7	864
WTI Crude November 2025 Futures Put @ 69	3.3	1,628

Total Long Futures Contracts		$65,479	Total Short Futures Contracts		$(16,351)

Total Notional Amount					$49,128

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(6)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$10,848
Arabica Coffee December 2025 Futures	3.2	8,618
Brent Crude January 2026 Futures	6.3	16,767
Copper December 2025 Futures	5.7	15,247
Corn December 2025 Futures	4.7	12,503
Cotton No. 02 December 2025 Futures	1.4	3,781
Gas Oil November 2025 Futures	2.6	6,889
Gold 100 oz. December 2025 Futures	19.1	50,890
Hard Red Winter Wheat December 2025 Futures	1.5	4,043
Lead November 2025 Futures	0.9	2,284
Lean Hogs December 2025 Futures	1.8	4,761
Live Cattle December 2025 Futures	4.0	10,566
New York Harbor ULSD November 2025 Futures	2.0	5,344
Nickel November 2025 Futures	2.2	5,805
NYMEX — Natural Gas November 2025 Futures	7.8	20,752
RBOB Gasoline November 2025 Futures	1.9	4,977
Silver December 2025 Futures	6.3	16,729
Soybean Meal December 2025 Futures	2.9	7,788
Soybean Oil December 2025 Futures	3.7	9,891
Soybeans November 2025 Futures	5.5	14,686
Sugar No. 11 March 2026 Futures	2.4	6,265
Wheat December 2025 Futures	2.4	6,483
WTI Crude November 2025 Futures	5.4	14,472

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Zinc November 2025 Futures	2.2%	$5,755

Total Long Futures Contracts		$266,144

Total Notional Amount		$266,144

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(7)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2026 Futures	4.0%	$16,712
Arabica Coffee December 2025 Futures	3.2	13,266
Brent Crude January 2026 Futures	6.2	25,809
Copper December 2025 Futures	5.6	23,468
Corn December 2025 Futures	4.6	19,246
Cotton No. 02 December 2025 Futures	1.4	5,820
Gas Oil January 2026 Futures	2.4	10,261
Gold 100 oz. December 2025 Futures	18.7	78,333
Hard Red Winter Wheat December 2025 Futures	1.5	6,224
Lead January 2026 Futures	0.8	3,559
Lean Hogs December 2025 Futures	1.7	7,328
Live Cattle December 2025 Futures	3.9	16,264
New York Harbor ULSD January 2026 Futures	1.9	8,081
Nickel January 2026 Futures	2.2	9,011
NYMEX — Natural Gas January 2026 Futures	9.7	40,394
RBOB Gasoline January 2026 Futures	1.8	7,377
Silver December 2025 Futures	6.2	25,750
Soybean Meal January 2026 Futures	2.9	12,189
Soybean Oil January 2026 Futures	3.7	15,333
Soybeans January 2026 Futures	5.5	23,023
Sugar No. 11 March 2026 Futures	2.3	9,644
Wheat December 2025 Futures	2.4	9,979
WTI Crude January 2026 Futures	5.3	22,030
Zinc January 2026 Futures	2.1	8,813

Total Long Futures Contracts		$417,914

Total Notional Amount		$417,914

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$2,348
Arabica Coffee December 2025 Futures	3.2	1,866
Brent Crude January 2026 Futures	6.3	3,630
Copper December 2025 Futures	5.7	3,300
Corn December 2025 Futures	4.7	2,707
Cotton No. 02 December 2025 Futures	1.4	818
Gas Oil November 2025 Futures	2.6	1,491
Gold 100 oz. December 2025 Futures	19.1	11,016
Hard Red Winter Wheat December 2025 Futures	1.5	875
Lead November 2025 Futures	0.9	494
Lean Hogs December 2025 Futures	1.8	1,031
Live Cattle December 2025 Futures	4.0	2,287
New York Harbor ULSD November 2025 Futures	2.0	1,157
Nickel November 2025 Futures	2.2	1,257
NYMEX — Natural Gas November 2025 Futures	7.8	4,492
RBOB Gasoline November 2025 Futures	1.9	1,077
Silver December 2025 Futures	6.3	3,621
Soybean Meal December 2025 Futures	2.9	1,686
Soybean Oil December 2025 Futures	3.7	2,141
Soybeans November 2025 Futures	5.5	3,179
Sugar No. 11 March 2026 Futures	2.4	1,356
Wheat December 2025 Futures	2.4	1,403
WTI Crude November 2025 Futures	5.4	3,133
Zinc November 2025 Futures	2.2	1,246

Total Long Futures Contracts		$57,611

Total Notional Amount		$57,611

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(9)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$6,184
Arabica Coffee December 2025 Futures	3.2	4,913
Brent Crude January 2026 Futures	6.3	9,558
Copper December 2025 Futures	5.7	8,691
Corn December 2025 Futures	4.7	7,128
Cotton No. 02 December 2025 Futures	1.4	2,155
Gas Oil November 2025 Futures	2.6	3,927
Gold 100 oz. December 2025 Futures	19.1	29,010
Hard Red Winter Wheat December 2025 Futures	1.5	2,305
Lead November 2025 Futures	0.9	1,302
Lean Hogs December 2025 Futures	1.8	2,714
Live Cattle December 2025 Futures	4.0	6,023
New York Harbor ULSD November 2025 Futures	2.0	3,047
Nickel November 2025 Futures	2.2	3,309
NYMEX — Natural Gas November 2025 Futures	7.8	11,830
RBOB Gasoline November 2025 Futures	1.9	2,837
Silver December 2025 Futures	6.3	9,536
Soybean Meal December 2025 Futures	2.9	4,439
Soybean Oil December 2025 Futures	3.7	5,639
Soybeans November 2025 Futures	5.5	8,372
Sugar No. 11 March 2026 Futures	2.4	3,572
Wheat December 2025 Futures	2.4	3,696
WTI Crude November 2025 Futures	5.4	8,250
Zinc November 2025 Futures	2.2	3,281

Total Long Futures Contracts		$151,718

Total Notional Amount		$151,718

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(10)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum March 2026 Futures	4.1%	$5,743
Aluminum November 2025 Futures	1.0	1,412
Arabica Coffee March 2026 Futures	3.6	4,913
Brent Crude March 2026 Futures	2.6	3,571
Cocoa March 2026 Futures	1.8	2,560
Copper December 2025 Futures	1.4	1,993
Corn March 2026 Futures	0.2	249
Gas Oil March 2026 Futures	5.0	6,836
Gold 100 oz. December 2025 Futures	14.2	19,623
Gold 100 oz. February 2026 Futures	6.3	8,677
Lead November 2025 Futures	0.2	291
Live Cattle December 2025 Futures	5.6	7,791
Live Cattle February 2026 Futures	5.2	7,155
New York Harbor ULSD March 2026 Futures	7.2	9,992
Nickel March 2026 Futures	4.2	5,798
Nickel November 2025 Futures	0.5	761
RBOB Gasoline March 2026 Futures	8.6	11,846
Silver December 2025 Futures	6.9	9,577
Silver March 2026 Futures	3.5	4,788
Soybean Oil March 2026 Futures	0.4	498
WTI Crude March 2026 Futures	2.4	3,294
Zinc March 2026 Futures	3.8	5,286
Zinc November 2025 Futures	3.8	5,314

Total Long Futures Contracts		$127,968

Cash	7.5%	$10,421

Total Notional Amount		$138,389

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(11)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2026 Futures	4.0%	$5,124
Arabica Coffee December 2025 Futures	3.2	4,068
Brent Crude January 2026 Futures	6.2	7,914
Copper December 2025 Futures	5.6	7,196
Corn December 2025 Futures	4.6	5,901
Cotton No. 02 December 2025 Futures	1.4	1,784
Gas Oil January 2026 Futures	2.4	3,146
Gold 100 oz. December 2025 Futures	18.7	24,019
Hard Red Winter Wheat December 2025 Futures	1.5	1,908
Lead January 2026 Futures	0.9	1,091
Lean Hogs December 2025 Futures	1.7	2,247
Live Cattle December 2025 Futures	3.9	4,987
New York Harbor ULSD January 2026 Futures	1.9	2,478
Nickel January 2026 Futures	2.1	2,763
NYMEX — Natural Gas January 2026 Futures	9.7	12,386
RBOB Gasoline January 2026 Futures	1.8	2,262
Silver December 2025 Futures	6.2	7,896
Soybean Meal January 2026 Futures	2.9	3,737
Soybean Oil January 2026 Futures	3.7	4,702
Soybeans January 2026 Futures	5.5	7,060
Sugar No. 11 March 2026 Futures	2.3	2,957
Wheat December 2025 Futures	2.4	3,060
WTI Crude January 2026 Futures	5.3	6,755
Zinc January 2026 Futures	2.1	2,702

Total Long Futures Contracts		$128,143

Total Notional Amount		$128,143

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(12)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$4,435
Arabica Coffee December 2025 Futures	3.2	3,524
Brent Crude January 2026 Futures	6.3	6,855
Copper December 2025 Futures	5.7	6,234
Corn December 2025 Futures	4.7	5,112
Cotton No. 02 December 2025 Futures	1.4	1,546
Gas Oil November 2025 Futures	2.6	2,817
Gold 100 oz. December 2025 Futures	19.1	20,807
Hard Red Winter Wheat December 2025 Futures	1.5	1,653
Lead November 2025 Futures	0.9	934
Lean Hogs December 2025 Futures	1.8	1,947
Live Cattle December 2025 Futures	4.0	4,320
New York Harbor ULSD November 2025 Futures	2.0	2,185
Nickel November 2025 Futures	2.2	2,373
NYMEX — Natural Gas November 2025 Futures	7.8	8,484
RBOB Gasoline November 2025 Futures	1.9	2,035
Silver December 2025 Futures	6.3	6,840
Soybean Meal December 2025 Futures	2.9	3,184
Soybean Oil December 2025 Futures	3.7	4,044
Soybeans November 2025 Futures	5.5	6,005
Sugar No. 11 March 2026 Futures	2.4	2,562
Wheat December 2025 Futures	2.4	2,651
WTI Crude November 2025 Futures	5.4	5,917
Zinc November 2025 Futures	2.2	2,353

Total Long Futures Contracts		$108,817

Total Notional Amount		$108,817

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(13)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$3,283
Arabica Coffee December 2025 Futures	3.2	2,608
Brent Crude January 2026 Futures	6.3	5,074
Copper December 2025 Futures	5.7	4,614
Corn December 2025 Futures	4.7	3,784
Cotton No. 02 December 2025 Futures	1.4	1,144
Gas Oil November 2025 Futures	2.6	2,085
Gold 100 oz. December 2025 Futures	19.1	15,401
Hard Red Winter Wheat December 2025 Futures	1.5	1,224
Lead November 2025 Futures	0.9	691
Lean Hogs December 2025 Futures	1.8	1,441
Live Cattle December 2025 Futures	4.0	3,198
New York Harbor ULSD November 2025 Futures	2.0	1,617
Nickel November 2025 Futures	2.2	1,757
NYMEX — Natural Gas November 2025 Futures	7.8	6,280
RBOB Gasoline November 2025 Futures	1.9	1,506
Silver December 2025 Futures	6.3	5,063
Soybean Meal December 2025 Futures	2.9	2,357
Soybean Oil December 2025 Futures	3.7	2,993
Soybeans November 2025 Futures	5.5	4,444
Sugar No. 11 March 2026 Futures	2.4	1,896
Wheat December 2025 Futures	2.4	1,962
WTI Crude November 2025 Futures	5.4	4,379
Zinc November 2025 Futures	2.2	1,742

Total Long Futures Contracts		$80,543

Total Notional Amount		$80,543

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(14)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2026 Futures	4.0%	$11,767
Arabica Coffee December 2025 Futures	3.2	9,341
Brent Crude January 2026 Futures	6.2	18,173
Copper December 2025 Futures	5.6	16,525
Corn December 2025 Futures	4.6	13,552
Cotton No. 02 December 2025 Futures	1.4	4,098
Gas Oil January 2026 Futures	2.4	7,225
Gold 100 oz. December 2025 Futures	18.7	55,156
Hard Red Winter Wheat December 2025 Futures	1.5	4,382
Lead January 2026 Futures	0.9	2,506
Lean Hogs December 2025 Futures	1.7	5,160
Live Cattle December 2025 Futures	3.9	11,452
New York Harbor ULSD January 2026 Futures	1.9	5,690
Nickel January 2026 Futures	2.1	6,345
NYMEX — Natural Gas January 2026 Futures	9.7	28,443
RBOB Gasoline January 2026 Futures	1.8	5,194
Silver December 2025 Futures	6.2	18,131
Soybean Meal January 2026 Futures	2.9	8,583
Soybean Oil January 2026 Futures	3.7	10,796
Soybeans January 2026 Futures	5.5	16,211
Sugar No. 11 March 2026 Futures	2.3	6,791
Wheat December 2025 Futures	2.4	7,026
WTI Crude January 2026 Futures	5.3	15,512
Zinc January 2026 Futures	2.1	6,206

Total Long Futures Contracts		$294,265

Total Notional Amount		$294,265

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(15)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$8,395
Arabica Coffee December 2025 Futures	3.2	6,669
Brent Crude January 2026 Futures	6.3	12,976
Copper December 2025 Futures	5.7	11,799
Corn December 2025 Futures	4.7	9,676
Cotton No. 02 December 2025 Futures	1.4	2,926
Gas Oil November 2025 Futures	2.6	5,331
Gold 100 oz. December 2025 Futures	19.1	39,383
Hard Red Winter Wheat December 2025 Futures	1.5	3,129
Lead November 2025 Futures	0.9	1,767
Lean Hogs December 2025 Futures	1.8	3,684
Live Cattle December 2025 Futures	4.0	8,177
New York Harbor ULSD November 2025 Futures	2.0	4,136
Nickel November 2025 Futures	2.2	4,492
NYMEX — Natural Gas November 2025 Futures	7.8	16,059
RBOB Gasoline November 2025 Futures	1.9	3,851
Silver December 2025 Futures	6.3	12,946
Soybean Meal December 2025 Futures	2.9	6,027
Soybean Oil December 2025 Futures	3.7	7,655
Soybeans November 2025 Futures	5.5	11,365
Sugar No. 11 March 2026 Futures	2.4	4,849
Wheat December 2025 Futures	2.4	5,017
WTI Crude November 2025 Futures	5.4	11,200
Zinc November 2025 Futures	2.2	4,454

Total Long Futures Contracts		$205,963

Total Notional Amount		$205,963

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(16)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$6,213
Arabica Coffee December 2025 Futures	3.2	4,937
Brent Crude January 2026 Futures	6.3	9,604
Copper December 2025 Futures	5.7	8,733
Corn December 2025 Futures	4.7	7,162
Cotton No. 02 December 2025 Futures	1.4	2,166
Gas Oil November 2025 Futures	2.6	3,946
Gold 100 oz. December 2025 Futures	19.1	29,150
Hard Red Winter Wheat December 2025 Futures	1.5	2,316
Lead November 2025 Futures	0.9	1,308
Lean Hogs December 2025 Futures	1.8	2,727
Live Cattle December 2025 Futures	4.0	6,052
New York Harbor ULSD November 2025 Futures	2.0	3,061
Nickel November 2025 Futures	2.2	3,325
NYMEX — Natural Gas November 2025 Futures	7.8	11,887
RBOB Gasoline November 2025 Futures	1.9	2,851
Silver December 2025 Futures	6.3	9,582
Soybean Meal December 2025 Futures	2.9	4,461
Soybean Oil December 2025 Futures	3.7	5,666
Soybeans November 2025 Futures	5.5	8,412
Sugar No. 11 March 2026 Futures	2.4	3,589
Wheat December 2025 Futures	2.4	3,713
WTI Crude November 2025 Futures	5.4	8,290
Zinc November 2025 Futures	2.2	3,297

Total Long Futures Contracts		$152,448

Total Notional Amount		$152,448

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(17)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*	Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount*
Gold 100 oz. December 2025 Futures	45.3%	$24,335	Aluminum November 2025 Futures	(15.0)%	$(8,069)
Live Cattle December 2025 Futures	14.5	7,800	Arabica Coffee December 2025 Futures	(4.6)	(2,453)
New York Harbor ULSD November 2025 Futures	7.4	3,972	Corn December 2025 Futures	(6.6)	(3,559)
RBOB Gasoline November 2025 Futures	14.7	7,865	Cotton No. 02 December 2025 Futures	(9.3)	(4,993)
Silver December 2025 Futures	17.7	9,497	Hard Red Winter Wheat December 2025 Futures	(2.1)	(1,149)
			Soybean Meal December 2025 Futures	(4.1)	(2,217)
			Soybean Oil December 2025 Futures	(5.2)	(2,818)
			Soybeans November 2025 Futures	(22.4)	(12,036)
			Sugar No. 11 March 2026 Futures	(10.9)	(5,862)
			Wheat December 2025 Futures	(17.9)	(9,588)

Total Long Futures Contracts		$53,469	Total Short Futures Contracts		$ (52,744)

Cash	98.5%	$52,959

		$106,428

Total Notional Amount					$53,684

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(18)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2026 Futures	15.0%	$16,464
Cotton No. 02 December 2025 Futures	1.6	1,759
Gas Oil February 2026 Futures	2.9	3,206
Gold 100 oz. December 2025 Futures	21.6	23,681
Live Cattle December 2025 Futures	6.5	7,182
LME — Copper November 2025 Futures	7.5	8,263
New York Harbor ULSD February 2026 Futures	4.0	4,409
Nickel November 2025 Futures	3.6	3,935
RBOB Gasoline February 2026 Futures	3.9	4,233
Silver December 2025 Futures	7.1	7,785
Soybean Meal December 2025 Futures	10.3	11,330
Soybeans November 2025 Futures	13.2	14,532
Sugar No. 11 March 2026 Futures	2.7	2,916

Total Long Futures Contracts		$109,695

Cash	0.1%	$1

Total Notional Amount		$109,696

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(19)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum December 2025 Futures	1.0%	$879
Aluminum March 2026 Futures	4.2	3,588
Arabica Coffee March 2026 Futures	3.6	3,100
Brent Crude May 2026 Futures	2.5	2,195
Cocoa March 2026 Futures	1.8	1,547
Copper December 2025 Futures	1.4	1,235
Corn March 2026 Futures	0.2	149
Gas Oil May 2026 Futures	4.9	4,240
Gold 100 oz. April 2026 Futures	6.3	5,448
Gold 100 oz. December 2025 Futures	14.3	12,322
Lead December 2025 Futures	0.2	185
Live Cattle April 2026 Futures	5.2	4,492
Live Cattle December 2025 Futures	5.7	4,886
New York Harbor ULSD May 2026 Futures	7.2	6,182
Nickel December 2025 Futures	0.5	470
Nickel March 2026 Futures	4.2	3,600
RBOB Gasoline May 2026 Futures	8.5	7,332
Silver December 2025 Futures	6.9	5,935
Silver March 2026 Futures	3.4	2,967
Soybean Oil March 2026 Futures	0.4	310
WTI Crude May 2026 Futures	2.3	2,030
Zinc December 2025 Futures	3.9	3,344
Zinc March 2026 Futures	3.8	3,322

Total Long Futures Contracts		$79,758

Cash	7.6%	$6,577

Total Notional Amount		$86,335

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

(20)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$5,713
Arabica Coffee December 2025 Futures	3.2	4,539
Brent Crude January 2026 Futures	6.3	8,831
Copper December 2025 Futures	5.7	8,030
Corn December 2025 Futures	4.7	6,585
Cotton No. 02 December 2025 Futures	1.4	1,991
Gas Oil November 2025 Futures	2.6	3,628
Gold 100 oz. December 2025 Futures	19.1	26,803
Hard Red Winter Wheat December 2025 Futures	1.5	2,130
Lead November 2025 Futures	0.9	1,203
Lean Hogs December 2025 Futures	1.8	2,508
Live Cattle December 2025 Futures	4.0	5,565
New York Harbor ULSD November 2025 Futures	2.0	2,815
Nickel November 2025 Futures	2.2	3,057
NYMEX — Natural Gas November 2025 Futures	7.8	10,930
RBOB Gasoline November 2025 Futures	1.9	2,621
Silver December 2025 Futures	6.3	8,811
Soybean Meal December 2025 Futures	2.9	4,102
Soybean Oil December 2025 Futures	3.7	5,210
Soybeans November 2025 Futures	5.5	7,735
Sugar No. 11 March 2026 Futures	2.4	3,300
Wheat December 2025 Futures	2.4	3,414
WTI Crude November 2025 Futures	5.4	7,622
Zinc November 2025 Futures	2.2	3,031

Total Long Futures Contracts		$140,174

Total Notional Amount		$140,174

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(21)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$9,435
Arabica Coffee December 2025 Futures	3.2	7,496
Brent Crude January 2026 Futures	6.3	14,584
Copper December 2025 Futures	5.7	13,261
Corn December 2025 Futures	4.7	10,876
Cotton No. 02 December 2025 Futures	1.4	3,289
Gas Oil November 2025 Futures	2.6	5,992
Gold 100 oz. December 2025 Futures	19.1	44,264
Hard Red Winter Wheat December 2025 Futures	1.5	3,517
Lead November 2025 Futures	0.9	1,987
Lean Hogs December 2025 Futures	1.8	4,141
Live Cattle December 2025 Futures	4.0	9,191
New York Harbor ULSD November 2025 Futures	2.0	4,648
Nickel November 2025 Futures	2.2	5,049
NYMEX — Natural Gas November 2025 Futures	7.8	18,050
RBOB Gasoline November 2025 Futures	1.9	4,329
Silver December 2025 Futures	6.3	14,551
Soybean Meal December 2025 Futures	2.9	6,774
Soybean Oil December 2025 Futures	3.7	8,604
Soybeans November 2025 Futures	5.5	12,774
Sugar No. 11 March 2026 Futures	2.4	5,450
Wheat December 2025 Futures	2.4	5,639
WTI Crude November 2025 Futures	5.4	12,588
Zinc November 2025 Futures	2.2	5,006

Total Long Futures Contracts		$231,495

Total Notional Amount		$231,495

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

102	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(22)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum November 2025 Futures	4.1%	$3,031
Arabica Coffee December 2025 Futures	3.2	2,408
Brent Crude January 2026 Futures	6.3	4,685
Copper December 2025 Futures	5.7	4,260
Corn December 2025 Futures	4.7	3,493
Cotton No. 02 December 2025 Futures	1.4	1,056
Gas Oil November 2025 Futures	2.6	1,925
Gold 100 oz. December 2025 Futures	19.1	14,218
Hard Red Winter Wheat December 2025 Futures	1.5	1,130
Lead November 2025 Futures	0.9	638
Lean Hogs December 2025 Futures	1.8	1,330
Live Cattle December 2025 Futures	4.0	2,952
New York Harbor ULSD November 2025 Futures	2.0	1,493
Nickel November 2025 Futures	2.2	1,622
NYMEX — Natural Gas November 2025 Futures	7.8	5,798
RBOB Gasoline November 2025 Futures	1.9	1,390
Silver December 2025 Futures	6.3	4,674
Soybean Meal December 2025 Futures	2.9	2,176
Soybean Oil December 2025 Futures	3.7	2,764
Soybeans November 2025 Futures	5.5	4,103
Sugar No. 11 March 2026 Futures	2.4	1,750
Wheat December 2025 Futures	2.4	1,811
WTI Crude November 2025 Futures	5.4	4,043
Zinc November 2025 Futures	2.2	1,608

Total Long Futures Contracts		$74,358

Total Notional Amount		$74,358

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(23)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum January 2026 Futures	4.0%	$1,525
Arabica Coffee March 2026 Futures	3.0	1,159
Brent Crude March 2026 Futures	6.1	2,337
Copper March 2026 Futures	5.7	2,169
Corn March 2026 Futures	4.8	1,826
Cotton No. 02 March 2026 Futures	1.4	545
Gas Oil January 2026 Futures	2.4	936
Gold 100 oz. February 2026 Futures	18.8	7,204
Hard Red Winter Wheat March 2026 Futures	1.5	592
Lead January 2026 Futures	0.8	325
Lean Hogs February 2026 Futures	1.8	680
Live Cattle February 2026 Futures	3.9	1,499
New York Harbor ULSD January 2026 Futures	1.9	737
Nickel January 2026 Futures	2.1	822
NYMEX — Natural Gas January 2026 Futures	9.6	3,685
RBOB Gasoline January 2026 Futures	1.8	673
Silver March 2026 Futures	6.2	2,377
Soybean Meal January 2026 Futures	2.9	1,112
Soybean Oil January 2026 Futures	3.7	1,399
Soybeans January 2026 Futures	5.5	2,100
Sugar No. 11 March 2026 Futures	2.3	880
Wheat March 2026 Futures	2.5	944
WTI Crude January 2026 Futures	5.2	2,010
Zinc January 2026 Futures	2.1	804

Total Long Futures Contracts		$38,340

Total Notional Amount		$38,340

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Consolidated Schedule of Investments	PIMCO CommodityRealReturn Strategy Fund®	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$854	$0	$0	$0	$0	$854
Futures	3,834	0	24	0	1,398	5,256

Swap Agreements	0	0	0	0	2,600	2,600

	$4,688	$0	$24	$0	$3,998	$8,710

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,085	$0	$22,085

Swap Agreements	8,802	0	0	0	0	8,802

	$8,802	$0	$0	$22,085	$0	$30,887

	$13,490	$0	$24	$22,085	$3,998	$39,597

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,764	$0	$0	$0	$0	$1,764
Futures	2,605	0	22	0	2,353	4,980

Swap Agreements	0	0	0	0	1,457	1,457

	$4,369	$0	$22	$0	$3,810	$8,201

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,435	$0	$22,435
Written Options	0	0	0	0	2,464	2,464
Swap Agreements	2,259	0	0	0	2,554	4,813

	$2,259	$0	$0	$22,435	$5,018	$29,712

	$6,628	$0	$22	$22,435	$8,828	$37,913

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$625	$0	$0	$0	$0	$625
Written Options	1,278	0	0	0	0	1,278
Futures	(15,947)	0	0	0	2,075	(13,872)
Swap Agreements	0	0	0	0	(12,879)	(12,879)

	$(14,044)	$0	$0	$0	$(10,804)	$(24,848)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,511)	$0	$(20,511)
Written Options	0	0	0	0	647	647
Swap Agreements	(9,833)	0	0	0	17,724	7,891

	$(9,833)	$0	$0	$(20,511)	$18,371	$(11,973)

	$(23,877)	$0	$0	$(20,511)	$7,567	$(36,821)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$87	$0	$0	$0	$0	$87
Written Options	(578)	0	0	0	0	(578)
Futures	24,038	0	0	0	(1,947)	22,091
Swap Agreements	0	0	0	0	29,731	29,731

	$23,547	$0	$0	$0	$27,784	$51,331

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,662)	$0	$(4,662)
Written Options	0	0	0	0	832	832
Swap Agreements	(35,510)	0	0	0	(15,758)	(51,268)

	$(35,510)	$0	$0	$(4,662)	$(14,926)	$(55,098)

	$(11,963)	$0	$0	$(4,662)	$12,858	$(3,767)

104	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,256	$0	$7,256
Industrials	0	897	16,900	17,797
U.S. Government Agencies	0	564,769	0	564,769
U.S. Treasury Obligations	0	2,490,354	0	2,490,354
Non-Agency Mortgage-Backed Securities	0	35,879	0	35,879
Asset-Backed Securities
CMBS Other	0	20,444	0	20,444
Home Equity Other	0	91,055	0	91,055
Home Equity Sequential	0	147	0	147
Manufacturing House ABS Other	0	1,928	0	1,928
Whole Loan Collateral	0	31,547	0	31,547
Other ABS	0	171,789	0	171,789
Sovereign Issues	0	322,936	0	322,936
Preferred Securities
Banking & Finance	0	3,884	0	3,884
Short-Term Instruments
Mutual Funds	0	1,093	0	1,093
Repurchase Agreements	0	557,756	0	557,756
U.S. Treasury Bills	0	88,296	0	88,296

	$0	$4,390,030	$16,900	$4,406,930

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,507	$0	$0	$43,507

Total Investments	$43,507	$4,390,030	$16,900	$4,450,437

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,094	3,405	0	8,499
Over the counter	0	30,887	0	30,887

	$5,094	$34,292	$0	$39,386

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,991)	(2,930)	0	(7,921)
Over the counter	0	(29,712)	0	(29,712)

	$(4,991)	$(32,642)	$0	$(37,633)

Total Financial Derivative Instruments	$103	$1,650	$0	$1,753

Totals	$43,610	$4,391,680	$16,900	$4,452,190

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.4%

CORPORATE BONDS & NOTES 2.4%

BANKING & FINANCE 1.4%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)		$28	$35

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,300	702

Jyske Realkredit AS
1.500% due 10/01/2050	DKK	75,125	9,566
1.500% due 10/01/2053		26,439	3,284
2.000% due 10/01/2053		788	104
2.500% due 10/01/2047		1	0

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		1,341	169
1.500% due 10/01/2053		5,570	633
2.000% due 10/01/2053		2,995	396

Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		896	96
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		27,837	4,159

Realkredit Danmark AS
1.500% due 10/01/2053		30,547	3,915
2.000% due 10/01/2053		508	63
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		37,798	5,639

UBS Group AG
7.750% due 03/01/2029 •	EUR	100	131

			28,894

INDUSTRIALS 1.0%

Beignet
6.850% due 06/01/2049 «(a)		$19,900	19,900

VMware LLC
3.900% due 08/21/2027		200	199

			20,099

UTILITIES 0.0%

Petrobras Global Finance BV
7.250% due 03/17/2044		424	440

Total Corporate Bonds & Notes (Cost $52,954)			49,433

U.S. GOVERNMENT AGENCIES 30.1%

Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		692	675
5.500% due 08/01/2054		27,143	27,410
6.000% due 03/01/2054 - 08/01/2054		88,731	90,769

Federal Home Loan Mortgage Corp. REMICS
5.145% due 03/15/2050 •		2,091	2,060
5.296% due 11/25/2054 •		8,014	8,028
5.306% due 08/25/2055 •		10,907	10,915
5.356% due 02/25/2055 •		1,104	1,107
5.506% due 03/25/2055 •		1,747	1,754
5.606% due 06/25/2055 •		17,002	17,119

Federal National Mortgage Association
4.000% due 08/01/2052		871	824
4.500% due 09/01/2052 - 11/01/2052		1,879	1,832

Federal National Mortgage Association REMICS
5.306% due 11/25/2053 - 03/25/2055 •		4,297	4,315
5.386% due 06/25/2055 •		8,729	8,788
5.506% due 03/25/2055 •		2,080	2,089
5.516% due 03/25/2055 •		3,053	3,065

Government National Mortgage Association
3.500% due 06/20/2052 - 04/20/2055		90,931	83,277

Government National Mortgage Association REMICS
4.920% due 10/01/2055 «		7,816	7,816

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.927% due 08/20/2068 •	$815	$818
5.039% due 02/20/2074 •	659	659
5.150% due 07/20/2065 «	12,186	12,178
5.510% due 09/20/2055 •	8,800	8,819

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2055	261,800	253,837
6.000% due 11/01/2055	32,000	32,687
6.500% due 10/01/2055 - 11/01/2055	26,400	27,286

Total U.S. Government Agencies (Cost $607,856)		608,127

U.S. TREASURY OBLIGATIONS 58.6%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051 (j)(n)	6,179	3,431
0.250% due 02/15/2050	7,664	4,539
0.625% due 02/15/2043	9,807	7,456
0.750% due 02/15/2042	16,240	12,891
0.750% due 02/15/2045	27,930	20,848
0.875% due 02/15/2047	20,929	15,472
1.000% due 02/15/2046	15,760	12,165
1.000% due 02/15/2048	14,543	10,909
1.000% due 02/15/2049	10,141	7,491
1.375% due 02/15/2044	26,127	22,364
2.125% due 02/15/2040	5,336	5,381
2.125% due 02/15/2041	11,506	11,505
2.125% due 02/15/2054	11,157	10,310
2.375% due 02/15/2055 (j)	13,308	13,006
2.500% due 01/15/2029 (l)(n)	6,229	6,511
2.500% due 01/15/2029 (l)	4,890	5,111
3.375% due 04/15/2032 (n)	55	61
0.125% due 07/15/2026 (l)(n)	9,258	9,227
0.125% due 07/15/2026 (l)	9,110	9,079
0.125% due 10/15/2026	12,767	12,698
0.125% due 04/15/2027	11,899	11,736
0.125% due 01/15/2030 (l)(n)	25,112	23,982
0.125% due 07/15/2030	27,102	25,777
0.125% due 01/15/2031 (n)	31,073	29,187
0.125% due 07/15/2031 (j)	129,143	120,642
0.125% due 01/15/2032	31,231	28,767
0.250% due 07/15/2029	22,212	21,554
0.375% due 01/15/2027 (l)	15,218	15,103
0.375% due 07/15/2027	17,933	17,815
0.500% due 01/15/2028 (j)	51,598	51,010
0.625% due 01/15/2026 (l)	51,919	51,774
0.625% due 07/15/2032 (j)	54,145	51,265
0.750% due 07/15/2028 (j)	38,555	38,385
0.875% due 01/15/2029	21,576	21,417
1.125% due 01/15/2033 (j)(n)	41,426	40,164
1.250% due 04/15/2028	35,001	35,141
1.375% due 07/15/2033 (j)	42,864	42,220
1.625% due 10/15/2027 (l)	24,536	24,934
1.625% due 10/15/2029 (j)	79,974	81,580
1.625% due 04/15/2030	30,951	31,435
1.750% due 01/15/2034	21,543	21,653
1.875% due 07/15/2034 (j)	56,003	56,840
1.875% due 07/15/2035 (j)	33,098	33,377
2.125% due 04/15/2029 (l)	27,362	28,250
2.125% due 01/15/2035 (j)	42,786	44,061
2.375% due 10/15/2028	34,803	36,259

Total U.S. Treasury Obligations (Cost $1,228,114)		1,184,783

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

Alliance Bancorp Trust
4.752% due 07/25/2037 •	398	350

Banc of America Alternative Loan Trust
4.922% due 12/25/2035 •	288	245
6.000% due 06/25/2046	216	189

Banc of America Mortgage Trust
5.242% due 08/25/2035 ~	37	36
5.333% due 06/25/2035 ~	25	23
5.533% due 11/25/2035 ~	36	32

BCAP LLC Trust
4.563% due 04/26/2036 ~	181	164

Bear Stearns ARM Trust
4.225% due 07/25/2036 ~	74	63

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CHL Mortgage Pass-Through Trust
4.852% due 04/25/2035 •		$129	$124
6.000% due 03/25/2037		460	202
6.000% due 05/25/2037		325	132
6.000% due 07/25/2037		943	409

Citigroup Mortgage Loan Trust, Inc.
5.500% due 08/25/2034		602	597

Countrywide Alternative Loan Trust
4.445% due 12/20/2046 •		115	102
4.625% due 10/25/2035 ~		7	5
5.500% due 11/25/2035		20	17
5.500% due 01/25/2036		134	73
6.000% due 08/25/2036 •		72	40
6.000% due 04/25/2037		717	517
6.250% due 11/25/2036		58	42

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		322	76

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.572% due 04/25/2037 •		313	222
6.800% due 07/25/2036 þ		135	118

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		49	18

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	113	128

GSR Mortgage Loan Trust
5.191% due 09/25/2035 ~		$5	5
6.000% due 11/25/2035		313	107

IndyMac IMSC Mortgage Loan Trust
4.632% due 07/25/2047 •		301	197

Lehman Mortgage Trust
5.033% due 01/25/2036 ~		88	85

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •		414	37

Morgan Stanley Mortgage Loan Trust
6.126% due 06/25/2036 ~		19	19

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		1,412	1,383

New York Mortgage Trust
4.805% due 05/25/2036 ~		32	26

Residential Asset Securitization Trust
4.672% due 05/25/2035 •		313	188
4.672% due 01/25/2046 •		878	236
5.750% due 02/25/2036		172	57
6.250% due 11/25/2036		168	59
6.500% due 06/25/2037		11,538	2,128

Sequoia Mortgage Trust
4.650% due 07/20/2036 •		407	352

Structured Asset Mortgage Investments II Trust
4.692% due 05/25/2036 •		173	122
4.712% due 05/25/2036 •		237	196
4.832% due 02/25/2036 •		185	156

Towd Point Mortgage Trust
2.750% due 10/25/2057 ~		798	787

WaMu Mortgage Pass-Through Certificates Trust
4.108% due 02/25/2037 ~		30	26
4.208% due 11/25/2036 ~		191	173
4.546% due 10/25/2035 ~		422	388
5.706% due 09/25/2033 ~		2	2

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
6.000% due 07/25/2036		237	170

Total Non-Agency Mortgage-Backed Securities (Cost $16,689)			10,823

ASSET-BACKED SECURITIES 7.0%

CMBS OTHER 0.6%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •		2,473	2,478

BDS LLC
5.934% due 03/19/2039 •		4,267	4,275

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •		58	58
5.931% due 01/17/2037 •		1,373	1,377

106	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 LLC
6.284% due 06/19/2037 •	$2,145	$2,146

TRTX Issuer Ltd.
5.793% due 02/15/2039 •	1,385	1,389

		11,723

HOME EQUITY OTHER 1.1%

Argent Securities Trust
4.592% due 05/25/2036 •	1,399	336

Citigroup Mortgage Loan Trust, Inc.
4.432% due 01/25/2037 •	200	147

Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	758	750
5.472% due 10/25/2035 •	683	679

Countrywide Asset-Backed Certificates Trust
4.412% due 07/25/2037 •	210	198
4.672% due 09/25/2037 •	56	51
4.732% due 05/25/2037 •	734	680
5.805% due 04/25/2036 ~	29	27

Fremont Home Loan Trust
4.542% due 10/25/2036 •	153	140
4.572% due 10/25/2036 •	3,988	1,597
4.752% due 10/25/2036 •	2,192	878

Home Equity Asset Trust
4.947% due 02/25/2036 •	2,016	1,984

Home Equity Mortgage Loan Asset-Backed Trust
4.492% due 04/25/2037 •	253	197

HSI Asset Securitization Corp. Trust
4.572% due 07/25/2036 •	4,683	2,036

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	14	14

Long Beach Mortgage Loan Trust
4.872% due 01/25/2036 •	1,000	905

MASTR Asset-Backed Securities Trust
4.752% due 06/25/2036 •	198	67
4.842% due 01/25/2036 •	1,289	1,292

Morgan Stanley ABS Capital I, Inc. Trust
4.342% due 10/25/2036 •	1,401	616
4.382% due 10/25/2036 •	16	8
4.402% due 10/25/2036 •	725	648
4.492% due 10/25/2036 •	1,728	760
4.572% due 06/25/2036 •	1,082	543

Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ	174	46

NovaStar Mortgage Funding Trust
4.612% due 11/25/2036 •	143	44

Renaissance Home Equity Loan Trust
5.372% due 09/25/2037 •	5,018	2,021

Residential Asset Securities Corporation Trust
4.522% due 11/25/2036 •	2,898	2,535
4.752% due 08/25/2036 •	414	368

Securitized Asset-Backed Receivables LLC Trust
4.592% due 07/25/2036 •	1,872	618

Soundview Home Loan Trust
4.392% due 11/25/2036 •	114	31
4.677% due 12/25/2036 •	942	941
4.832% due 05/25/2036 •	137	135

Structured Asset Investment Loan Trust
4.992% due 10/25/2035 •	993	976

		22,268

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.732% due 02/25/2037 •	143	28

WHOLE LOAN COLLATERAL 0.6%

Citigroup Mortgage Loan Trust, Inc.
4.767% due 10/25/2036 •	2,300	2,266

First Franklin Mortgage Loan Trust
4.977% due 11/25/2036 •	1,644	1,614

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDB Mortgage Loan Trust
4.412% due 07/25/2036 •		$709	$224

Lehman XS Trust
4.379% due 06/25/2036 þ		422	415
4.592% due 05/25/2036 •		524	460

Securitized Asset-Backed Receivables LLC Trust
4.712% due 10/25/2036 •		9,823	3,283
4.772% due 05/25/2036 •		678	367

Specialty Underwriting & Residential Finance Trust
4.592% due 09/25/2037 •		7,948	3,881

			12,510

OTHER ABS 4.7%

522 Funding CLO Ltd.
5.627% due 10/20/2031 •		133	133

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		800	801

Atlas Senior Loan Fund X Ltd.
5.669% due 01/15/2031 •		18	18

Bain Capital Credit CLO Ltd.
5.415% due 10/21/2034 •		1,800	1,802

Bain Capital Euro CLO DAC
3.095% due 01/24/2033 •	EUR	311	365

Barings CLO Ltd.
5.577% due 01/20/2031 •		$283	283

Canyon CLO Ltd.
5.398% due 07/15/2034 •		1,000	1,001

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		1,200	1,205

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •	EUR	380	447

Cedar Funding V CLO Ltd.
5.684% due 07/17/2031 •		$448	449

CIFC Funding Ltd.
5.530% due 10/24/2030 •		79	79

Contego CLO IV DAC
2.611% due 01/23/2030 •	EUR	1,192	1,401

CVC Cordatus Loan Fund XXI DAC
2.989% due 09/22/2034 •		2,300	2,704

Dryden 35 Euro CLO DAC
3.243% due 01/17/2033 •		686	806

Dryden 64 CLO Ltd.
5.561% due 04/18/2031 •		$222	222

Dryden 69 Euro CLO DAC
3.001% due 10/18/2034 •	EUR	6,800	7,982

Dryden Euro CLO
3.342% due 10/18/2039 •		1,500	1,767

Dunedin Park CLO DAC
3.008% due 11/20/2034 •		700	822

Harvest CLO XII DAC
2.904% due 11/18/2030 •		435	511

Hayfin Emerald CLO X DAC
0.000% due 10/18/2039 •(a)		1,900	2,234
3.371% due 07/18/2038 •		1,900	2,231

ICG U.S. CLO Ltd.
5.475% due 10/20/2034 •		$4,700	4,705

Invesco CLO Ltd.
5.441% due 07/20/2035 •		2,050	2,058

KKR CLO 11 Ltd.
5.759% due 01/15/2031 •		392	392

LCM XIV LP
5.627% due 07/20/2031 •		19	19

Madison Park Euro Funding XIV DAC
2.826% due 07/15/2032 •	EUR	5,572	6,548

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		$1,100	1,102

Mountain View CLO IX Ltd.
5.699% due 07/15/2031 •		105	105

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		4,300	4,304

OCP Euro CLO DAC
3.300% due 10/20/2039 •	EUR	1,400	1,649

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Octagon Investment Partners 18-R Ltd.
5.539% due 04/16/2031 •		$322	$322

Palmer Square European Loan Funding DAC
3.026% due 05/15/2034 •	EUR	3,001	3,519

Providus CLO II DAC
3.186% due 10/15/2038 •		1,500	1,766

Providus CLO IV DAC
2.844% due 04/20/2034 •		3,300	3,878

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •		2,700	3,180

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(a)		$1,300	1,300

Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,200	1,203

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •		1,300	1,305

Sounds Point CLO IV-R Ltd.
5.741% due 04/18/2031 •		699	700

St. Paul’s CLO X DAC
2.795% due 04/22/2035 •	EUR	798	934

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •		$800	803

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •		1,500	1,506

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	600	704

Toro European CLO 6 DAC
2.921% due 01/12/2032 •		3,299	3,878

Toro European CLO 7 DAC
2.846% due 02/15/2034 •		5,224	6,139

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(a)		$1,700	1,700

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		1,800	1,800

Trysail CLO Ltd.
5.564% due 10/20/2033 •		600	601

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		1,400	1,400

Voya CLO Ltd.
5.385% due 04/20/2034 •		6,300	6,308
5.525% due 07/20/2032 •		425	425
5.559% due 06/07/2030 •		110	110
5.682% due 07/14/2031 •		180	181
5.789% due 10/15/2030 •		164	164

Voya Euro CLO II DAC
2.986% due 07/15/2035 •	EUR	2,800	3,290

			95,261

Total Asset-Backed Securities (Cost $145,571)			141,790

SOVEREIGN ISSUES 7.6%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	213,100	37,404

French Republic Government Bonds OAT
0.100% due 03/01/2026 (e)(j)	EUR	20,411	23,874
0.100% due 07/25/2031 (e)(j)		13,955	15,533
0.100% due 07/25/2038 (e)		120	114

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		3,351	3,830
1.800% due 05/15/2036 (e)		1,245	1,454

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	2,098,858	14,434
0.100% due 03/10/2029 (e)		7,869,750	54,333

Mexico Government International Bonds
5.850% due 07/02/2032		$900	930
6.625% due 01/29/2038		900	948

Mexico Udibonos
4.000% due 08/24/2034 (e)	MXN	1,009	53

Peru Government Bonds
6.150% due 08/12/2032	PEN	1,000	305

Total Sovereign Issues (Cost $160,999)			153,212

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.3%

COMMUNICATION SERVICES 0.0%

Frontier Communications Parent, Inc. (b)	11,500	$430

TEGNA, Inc.	12,100	246

Vimeo, Inc. (b)	10,000	77

		753

CONSUMER DISCRETIONARY 0.0%

Soho House & Co., Inc. (b)	6,800	60

CONSUMER STAPLES 0.1%

JDE Peet’s NV	11,740	430

Kellanova	5,700	468

		898

FINANCIALS 0.0%

Mr. Cooper Group, Inc.	2,800	590

HEALTH CARE 0.1%

Merus NV (b)	2,500	235

STAAR Surgical Co. (b)	2,100	57

Verona Pharma PLC ADR (b)	4,500	480

		772

INDUSTRIALS 0.1%

Norfolk Southern Corp.	1,700	511

Steelcase, Inc. Class A	8,300	143

WNS Holdings Ltd. (b)	3,200	244

		898

INFORMATION TECHNOLOGY 0.0%

CyberArk Software Ltd. (b)	1,100	531

PROS Holdings, Inc. (b)	3,300	76

		607

REAL ESTATE 0.0%

CBRE Group, Inc. Class A (b)	749	118

Cushman & Wakefield PLC (b)	7,489	119

Jones Lang LaSalle, Inc. (b)	390	116

Newmark Group, Inc. Class A	6,211	116

		469

Total Common Stocks (Cost $4,627)		5,047

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(f)	670,000	678

Total Preferred Securities (Cost $670)		678

REAL ESTATE INVESTMENT TRUSTS 4.3%

REAL ESTATE 4.3%

Acadia Realty Trust	10,598	214

Agree Realty Corp.	9,013	640

Alexander & Baldwin, Inc.	5,828	106

Alexandria Real Estate Equities, Inc.	12,555	1,046

American Assets Trust, Inc.	3,838	78

American Healthcare REIT, Inc.	19,313	811

American Homes 4 Rent	26,115	868

	SHARES	MARKET VALUE (000S)

Americold Realty Trust, Inc.	214	$3

Apartment Investment & Management Co.	679	5

Apple Hospitality REIT, Inc.	17,901	215

AvalonBay Communities, Inc.	12,294	2,375

Brandywine Realty Trust	13,874	58

Brixmor Property Group, Inc.	24,835	687

Broadstone Net Lease, Inc.	35,029	626

BXP, Inc.	11,871	882

Camden Property Trust	8,693	928

CareTrust REIT, Inc.	21,372	741

Centerspace	1,369	81

COPT Defense Properties	9,127	265

Cousins Properties, Inc.	13,649	395

CubeSmart	1,696	69

Curbline Properties Corp.	922	21

DiamondRock Hospitality Co.	16,760	133

Digital Realty Trust, Inc.	25,721	4,447

Diversified Healthcare Trust	17,635	78

Douglas Emmett, Inc.	13,669	213

Easterly Government Properties, Inc.	3,501	80

EastGroup Properties, Inc.	4,371	740

Elme Communities	7,086	119

Empire State Realty Trust, Inc.	1,024	8

EPR Properties	6,190	359

Equinix, Inc.	7,943	6,221

Equity LifeStyle Properties, Inc.	15,590	946

Equity Residential	29,944	1,938

Essential Properties Realty Trust, Inc.	16,171	481

Essex Property Trust, Inc.	5,268	1,410

Extra Space Storage, Inc.	9,355	1,319

Federal Realty Investment Trust	6,375	646

First Industrial Realty Trust, Inc.	10,755	554

Four Corners Property Trust, Inc.	474	12

Getty Realty Corp.	70	2

Global Medical REIT, Inc.	1,021	34

Global Net Lease, Inc.	16,193	132

Healthcare Realty Trust, Inc.	28,661	517

Healthpeak Properties, Inc.	56,792	1,088

Highwoods Properties, Inc.	8,809	280

Host Hotels & Resorts, Inc.	72,734	1,238

Hudson Pacific Properties, Inc.	31,197	86

Independence Realty Trust, Inc.	9,444	155

Innovative Industrial Properties, Inc.	2,278	122

Invitation Homes, Inc.	45,542	1,336

JBG SMITH Properties	4,957	110

Kilroy Realty Corp.	8,727	369

Kimco Realty Corp.	54,993	1,202

Kite Realty Group Trust	17,843	398

LXP Industrial Trust	23,874	214

Macerich Co.	21,696	395

Medical Properties Trust, Inc.	39,571	201

Mid-America Apartment Communities, Inc.	7,667	1,071

Millrose Properties, Inc.	15,948	536

National Health Investors, Inc.	5,304	422

National Storage Affiliates Trust	253	8

NET Lease Office Properties	138	4

NETSTREIT Corp.	6,729	122

NexPoint Residential Trust, Inc.	1,742	56

NNN REIT, Inc.	15,397	655

Omega Healthcare Investors, Inc.	35,222	1,487

Paramount Group, Inc.	14,966	98

Park Hotels & Resorts, Inc.	16,540	183

Pebblebrook Hotel Trust	9,687	110

	SHARES	MARKET VALUE (000S)

Phillips Edison & Co., Inc.	10,203	$350

Piedmont Realty Trust, Inc.	10,116	91

Plymouth Industrial REIT, Inc.	3,631	81

Prologis, Inc.	75,039	8,593

Public Storage	12,838	3,708

Realty Income Corp.	74,405	4,523

Regency Centers Corp.	13,195	962

Rexford Industrial Realty, Inc.	19,139	787

RLJ Lodging Trust	582	4

Ryman Hospitality Properties, Inc.	5,138	460

Sabra Health Care REIT, Inc.	25,074	467

Service Properties Trust	1,404	4

Sila Realty Trust, Inc.	413	10

Simon Property Group, Inc.	26,467	4,967

SITE Centers Corp.	4,306	39

SL Green Realty Corp.	4,414	264

STAG Industrial, Inc.	15,294	540

Summit Hotel Properties, Inc.	8,653	48

Sun Communities, Inc.	9,557	1,233

Sunstone Hotel Investors, Inc.	15,694	147

Tanger, Inc.	9,285	314

Terreno Realty Corp.	5,386	306

UDR, Inc.	24,625	918

UMH Properties, Inc.	695	10

Universal Health Realty Income Trust	1,012	40

Urban Edge Properties	10,122	207

Ventas, Inc.	37,121	2,598

Veris Residential, Inc.	6,469	98

Vornado Realty Trust	11,017	447

Welltower, Inc.	58,511	10,423

WP Carey, Inc.	17,970	1,214

Xenia Hotels & Resorts, Inc.	7,795	107

Total Real Estate Investment Trusts (Cost $69,566)		87,409

	OUNCES
COMMODITIES 13.1%

Gold Warehouse Receipts	115,087	264,835

Total Commodities (Cost $115,087)		264,835

	SHARES
SHORT-TERM INSTRUMENTS 25.5%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (h)	578,241	578

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (i) 25.5%
		515,400

U.S. TREASURY BILLS 0.0%
3.934% due 10/30/2025 - 01/13/2026 (c)(d)(n)	$297	294

Total Short-Term Instruments (Cost $516,272)		516,272

Total Investments in Securities (Cost $2,918,405)		3,022,409

108	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.6%

MUTUAL FUNDS 9.5%

PIMCO Commodity Strategy Active Exchange-Traded Fund	2,245,036	$61,514

PIMCO Emerging Markets Currency and Short-Term Investments Fund (g)	17,081,389	130,160

Total Mutual Funds (Cost $203,360)		191,674

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	273,531	2,664

Total Short-Term Instruments (Cost $2,664)		2,664

Total Investments in Affiliates (Cost $206,024)		194,338

Total Investments 159.0% (Cost $3,124,429)		$3,216,747

Financial Derivative Instruments (k)(m) (0.2)% (Cost or Premiums, net $(3,240))		(3,628)

Other Assets and Liabilities, net (58.8)%		(1,190,119)

Net Assets 100.0%		$2,023,000

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.210%	10/01/2025	10/02/2025	$237,100	U.S. Treasury Notes 1.625% - 4.125% due 10/31/2026 - 02/15/2027	$(241,873)	$237,100	$237,100
	4.290	09/30/2025	10/01/2025	278,300	U.S. Treasury Notes 1.250% - 4.125% due 11/15/2026 - 03/31/2029	(284,154)	278,300	278,333

Total Repurchase Agreements						$(526,027)	$515,400	$515,433

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025		$(24,928)	$(24,951)
BOO	4.310	09/30/2025	10/01/2025		(1,282)	(1,283)
BPS	2.050	09/09/2025	10/06/2025	EUR	(33,551)	(39,440)
BSN	4.380	09/25/2025	10/02/2025		$(272,682)	(272,881)
DEU	4.150	09/22/2025	10/06/2025		(16,136)	(16,153)
JPS	4.130	09/22/2025	10/06/2025		(17,463)	(17,481)
NOM	4.280	09/18/2025	10/16/2025		(86,947)	(87,082)
STR	4.270	10/01/2025	10/02/2025		(96,646)	(96,646)
	4.370	09/30/2025	10/01/2025		(98,910)	(98,922)

Total Reverse Repurchase Agreements						$(654,839)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(24,951)	$0	$(24,951)	$24,715	$(236)
BOO	0	(1,283)	0	(1,283)	1,281	(2)
BOS	515,433	0	0	515,433	(526,026)	(10,593)
BPS	0	(39,440)	0	(39,440)	39,407	(33)
BSN	0	(272,881)	0	(272,881)	272,230	(651)
DEU	0	(16,153)	0	(16,153)	16,029	(124)
JPS	0	(17,481)	0	(17,481)	17,348	(133)
NOM	0	(87,082)	0	(87,082)	86,860	(222)
STR	0	(195,568)	0	(195,568)	100,699	(94,869)

Total Borrowings and Other Financing Transactions	$515,433	$(654,839)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(100,205)	$(418,548)	$0	$0	$(518,753)
Sovereign Issues	0	(39,440)	0	0	(39,440)

Total Borrowings	$(100,205)	$(457,988)	$0	$0	$(558,193)

Payable for reverse repurchase agreements(4)					$(558,193)

(j)	Securities with an aggregate market value of $558,568 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(625,968) at a weighted average interest rate of 4.418%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(96,646) is outstanding at period end.

110	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee December Futures	12/2025	27	$	3,795	$(61)	$27	$0
Arabica Coffee March Futures	03/2026	39		5,250	513	50	0
Brent Crude December Futures	10/2025	89		5,877	(16)	0	(91)
Brent Crude June Futures	04/2026	236		15,338	(244)	0	(187)
Brent Crude March Futures	01/2026	79		5,146	(49)	0	(80)
California Carbon Allowance December Futures	12/2025	288		8,954	(203)	32	0
California Carbon Allowance Vintage December Futures	12/2026	1,546		50,724	1,686	170	0
Carbon Emissions December Futures	12/2025	74		6,579	259	69	(92)
Cocoa March Futures	03/2026	58		3,942	(279)	0	(132)
Copper December Futures	12/2025	53		6,435	(424)	4	(33)
Corn March Futures	03/2026	12		259	(5)	0	(4)
Cotton No. 2 December Futures	12/2025	28		921	(27)	4	0
Euro-BTP Future December Futures	12/2025	501		70,490	646	224	0
Euro-Bund December Futures	12/2025	620		93,588	196	481	(22)
Euro-Schatz December Futures	12/2025	248		31,149	(29)	6	0
Gas Oil December Futures	12/2025	5		337	2	0	(3)
Gas Oil March Futures	03/2026	165		10,775	191	1	(81)
Gold 100 oz. April Futures	04/2026	23		9,044	319	43	0
Hard Red Winter Wheat December Futures	12/2025	368		9,159	(904)	0	(193)
Henry Hub Natural Gas April Futures	03/2031	3		22	(3)	0	0
Henry Hub Natural Gas August Futures	07/2031	3		25	0	0	0
Henry Hub Natural Gas December Futures	11/2031	3		30	5	0	0
Henry Hub Natural Gas February Futures	01/2031	3		31	6	0	0
Henry Hub Natural Gas January Futures	12/2030	3		33	8	0	0
Henry Hub Natural Gas July Futures	06/2031	3		24	(1)	0	0
Henry Hub Natural Gas June Futures	05/2031	3		23	(2)	0	0
Henry Hub Natural Gas March Futures	02/2031	3		26	1	0	0
Henry Hub Natural Gas May Futures	04/2031	3		23	(3)	0	0
Henry Hub Natural Gas November Futures	10/2031	3		26	1	0	0
Henry Hub Natural Gas October Futures	09/2031	3		25	0	0	0
Henry Hub Natural Gas September Futures	08/2031	3		24	(1)	0	0
Iron Ore January Futures	01/2026	688		6,945	(102)	31	0
Iron Ore November Futures	11/2025	167		1,730	13	9	0
Japan Government 10-Year Bond December Futures	12/2025	8		7,346	(72)	6	(6)
Live Cattle April Futures	04/2026	120		11,431	(12)	57	0
Live Cattle December Futures	12/2025	129		12,114	90	51	0
LME Aluminum January Futures	01/2026	229		15,363	265	89	(21)
LME Aluminum March Futures	03/2026	93		6,256	143	149	(14)
LME Aluminum November Futures	11/2025	121		8,111	244	0	0
LME Lead January Futures	01/2026	6		299	0	0	0
LME Nickel January Futures	01/2026	80		7,336	(62)	1	(12)
LME Nickel March Futures	03/2026	68		6,279	(11)	20	(32)
LME Nickel November Futures	11/2025	121		11,002	(270)	0	0
LME Zinc January Futures	01/2026	212		15,693	341	187	(13)
LME Zinc March Futures	03/2026	78		5,750	261	253	0
LME Zinc November Futures	11/2025	97		7,218	461	81	0
Natural Gas December Futures	11/2025	10		388	(8)	0	(1)
Natural Gas November Futures	10/2025	14		462	14	5	0
New York Harbor December Futures	11/2025	54		5,217	137	0	(54)
New York Harbor March Futures	02/2026	169		15,927	147	0	(160)
RBOB Gasoline December Futures	11/2025	69		5,433	(2)	0	(58)
RBOB Gasoline March Futures	02/2026	210		16,522	(56)	0	(175)
Silver December Futures	12/2025	27		6,296	587	2	(49)
Silver March Futures	03/2026	21		4,956	838	0	(40)
Soybean January Futures	01/2026	151		7,703	(299)	0	(72)
Soybean Meal January Futures	01/2026	217		6,030	(167)	0	(39)
Soybean Oil March Futures	03/2026	17		513	(24)	0	(3)
Sugar No. 11 March Futures	02/2026	84		1,562	(41)	14	0
U.S. Treasury 5-Year Note December Futures	12/2025	851		92,925	(294)	33	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	788		94,609	2,547	0	(443)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	462		53,166	(47)	1	(23)
WTI Crude December Futures	11/2025	165		10,223	(113)	0	(172)
WTI Crude June Futures	05/2026	4		245	(1)	0	(1)
WTI Crude March Futures	02/2026	84		5,154	(98)	0	(79)

					$5,991	$2,100	$(2,385)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	111

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bobl December Futures	12/2025	117	$	(16,183)	$10	$0	$(22)
Euro-Buxl 30-Year Bond December Futures	12/2025	328		(44,085)	(1,002)	85	(408)
Euro-Oat December Futures	12/2025	1,158		(164,981)	(1,269)	0	(394)
Gas Oil November Futures	11/2025	36		(2,473)	7	9	(4)
Gas Oil October Futures	10/2025	12		(833)	(52)	7	0
Gold 100 oz. December Futures	12/2025	49		(18,979)	(253)	0	(103)
Hard Red Winter Wheat March Futures	03/2026	23		(597)	29	12	0
Hard Red Winter Wheat May Futures	05/2026	12		(320)	14	6	0
LME Aluminum January Futures	01/2026	92		(6,172)	(178)	0	0
LME Aluminum March Futures	03/2026	3		(202)	(2)	0	0
LME Aluminum November Futures	11/2025	121		(8,111)	(173)	0	0
LME Nickel January Futures	01/2026	48		(4,401)	9	0	0
LME Nickel March Futures	03/2026	2		(185)	1	0	0
LME Nickel November Futures	11/2025	121		(11,002)	18	0	0
LME Zinc January Futures	01/2026	56		(4,145)	(223)	0	0
LME Zinc March Futures	03/2026	2		(147)	(1)	0	0
LME Zinc November Futures	11/2025	75		(5,581)	(224)	0	0
U.S. Treasury 2-Year Note December Futures	12/2025	1,047		(218,193)	(83)	0	(115)
U.S. Treasury 10-Year Note December Futures	12/2025	344		(38,697)	(4)	0	(6)
U.S. Treasury Long-Term Bond December Futures	12/2025	710		(82,782)	(1,781)	178	0
Wheat December Futures	12/2025	192		(4,877)	552	110	0
WTI Crude December Futures	11/2025	88		(5,452)	163	92	0
WTI Crude June Futures	05/2026	19		(1,163)	0	17	0

					$(4,442)	$516	$(1,052)

Total Futures Contracts					$1,549	$2,616	$(3,437)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030		GBP	158,600	$(721)	$(195)	$(916)	$218	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		JPY	13,680	(4)	6	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028			6,260,000	(72)	699	627	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029			385,260	(147)	210	63	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031			2,933,000	56	841	897	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$		218,380	1,246	(1,040)	206	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028			110,100	(1,453)	(2,558)	(4,011)	58	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028			12,450	(157)	(278)	(435)	6	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030			288,100	(1,547)	1,599	52	0	(146)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032			6,312	(6)	(96)	(102)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034			30	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034			13,000	579	(207)	372	0	(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035			8,488	(97)	44	(53)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053			14,330	900	3,795	4,695	38	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2053			76,986	(1,934)	(87)	(2,021)	222	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053			11,000	683	3,010	3,693	29	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054			50,900	1,074	8,832	9,906	138	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054			19,200	511	1,019	1,530	57	0
Receive	6-Month EUR-EURIBOR	2.740	Annual	09/10/2035		EUR	13,300	(335)	249	(86)	0	(43)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036			149,370	(65)	274	209	501	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052			3,600	223	1,988	2,211	0	(16)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052			3,700	2	2,266	2,268	0	(17)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052			7,000	436	3,852	4,288	0	(32)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056			26,000	(371)	(107)	(478)	0	(203)
Receive	CPTFEMU	2.965	Maturity	05/15/2027			11,300	0	248	248	0	(22)
Receive	CPTFEMU	3.000	Maturity	05/15/2027			10,000	5	192	197	0	(19)
Receive	CPTFEMU	3.130	Maturity	05/15/2027			4,100	0	46	46	0	(8)
Receive	CPTFEMU	1.636	Maturity	06/15/2027			37,600	0	176	176	0	(52)
Pay	CPTFEMU	1.380	Maturity	03/15/2031			9,810	(89)	(1,993)	(2,082)	38	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034			18,500	(7)	(236)	(243)	0	(70)
Receive	CPTFEMU	2.034	Maturity	09/15/2034			13,600	(33)	(119)	(152)	0	(50)
Receive	CPTFEMU	2.487	Maturity	05/15/2037			50	1	(1)	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052			1,600	1	76	77	12	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052			2,300	(60)	179	119	17	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052			900	1	42	43	6	0

112	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	CPTFEMU	2.421%	Maturity	05/15/2052		EUR	950	$0	$10	$10	$5	$0
Pay	CPTFEMU	2.590	Maturity	12/15/2052			2,900	0	333	333	20	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053			4,200	4	647	651	30	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053			3,700	25	574	599	27	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053			6,600	18	1,207	1,225	50	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053			2,100	0	330	330	14	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053			3,400	31	567	598	23	0
Pay	CPURNSA	2.380	Maturity	10/15/2025	$		200	0	(1)	(1)	0	0
Pay	CPURNSA	2.341	Maturity	11/07/2025			2,600	0	(15)	(15)	0	0
Pay	CPURNSA	2.700	Maturity	01/14/2026			3,100	0	(13)	(13)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026			7,600	0	(9)	(9)	1	0
Receive	CPURNSA	2.313	Maturity	02/26/2026			13,700	0	1,740	1,740	0	(1)
Receive	CPURNSA	2.418	Maturity	03/05/2026			15,300	0	1,854	1,854	0	(4)
Receive	CPURNSA	2.767	Maturity	05/13/2026			11,500	0	1,152	1,152	0	(3)
Receive	CPURNSA	2.813	Maturity	05/14/2026			5,500	0	537	537	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026			10,230	0	1,046	1,046	0	(2)
Receive	CPURNSA	2.690	Maturity	06/01/2026			600	0	61	61	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028			4,720	405	(976)	(571)	4	0
Pay	CPURNSA	2.352	Maturity	05/09/2028			1,820	167	(379)	(212)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028			2,740	253	(570)	(317)	1	0
Pay	CPURNSA	2.364	Maturity	05/10/2028			5,590	519	(1,163)	(644)	1	0
Receive	CPURNSA	2.573	Maturity	08/26/2028			1,200	0	104	104	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029			7,000	455	(1,464)	(1,009)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029			1,300	55	(269)	(214)	0	0
Pay	CPURNSA	1.280	Maturity	05/19/2030			4,500	(153)	(897)	(1,050)	0	(1)
Receive	UKRPI	0.000	Maturity	09/15/2027		GBP	17,700	0	(18)	(18)	0	(24)
Pay	UKRPI	3.500	Maturity	08/15/2034			15,600	88	208	296	57	0
Pay	UKRPI	3.466	Maturity	09/15/2034			12,800	(2)	180	178	37	0

Total Swap Agreements								$485	$27,501	$27,986	$1,654	$(722)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,117	$1,654	$4,771	$0	$(3,588)	$(722)	$(4,310)

(l)

Securities with an aggregate market value of $49,661 and cash of $4,558 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $501 and liability of $(151) for closed futures is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	77,051		$89,868	$0	$(594)
	10/2025	NZD	114		67	1	0
	10/2025		$31,851	CAD	44,311	0	(10)
	11/2025	CAD	44,241		$31,851	10	0
	11/2025		$67	NZD	114	0	(1)

BOA	10/2025	JPY	16,518		$113	1	0
	10/2025	NZD	80		46	0	0
	10/2025		$1,330	CHF	1,051	0	(10)
	10/2025		1,402	ILS	4,714	21	0
	10/2025		4,487	INR	396,876	0	(23)
	10/2025		960	JPY	143,798	12	0
	10/2025		1,786	KRW	2,472,938	0	(24)
	10/2025		500	PLN	1,797	0	(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	113

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	JPY	143,300		$960	$0	$(12)
	11/2025		$597	ILS	1,997	6	0
	11/2025		46	NZD	80	0	0
	12/2025		1,295	MXN	24,362	24	0

BPS	10/2025	BRL	50,374		$8,500	1	(965)
	10/2025	CNH	46,627		6,547	3	0
	10/2025	IDR	158,609,987		9,573	83	(18)
	10/2025	INR	206,014		2,339	21	0
	10/2025	NZD	79		46	1	0
	10/2025	TRY	813		19	0	0
	10/2025	TWD	423,498		14,070	173	(15)
	10/2025		$9,209	BRL	50,374	256	0
	10/2025		14,693	IDR	242,840,588	0	(138)
	10/2025		1,121	JPY	166,597	5	0
	10/2025		8,881	KRW	12,273,866	0	(135)
	10/2025		4,651	PLN	16,929	7	(2)
	11/2025	CNY	168		$24	0	0
	11/2025	IDR	25,401,279		1,520	0	(2)
	11/2025	INR	153,986		1,730	0	0
	11/2025	JPY	166,018		1,121	0	(5)
	11/2025	KRW	1,331,725		950	0	0
	11/2025		$168	BRL	899	0	0
	11/2025		1,189	DKK	7,540	0	(1)
	11/2025		1,761	ILS	5,920	26	0
	11/2025		46	NZD	79	0	0
	12/2025	TWD	43,273		$1,442	13	0
	12/2025		$1,949	HUF	647,283	0	(9)
	12/2025		3,250	IDR	54,671,174	20	0
	12/2025		217	MXN	4,024	1	0
	04/2026	BRL	20,700		$3,624	0	(100)

BRC	10/2025	CHF	9,007		11,284	0	(30)
	10/2025	GBP	4,646		6,274	26	0
	10/2025	IDR	951,087		58	1	0
	10/2025	TRY	31,932		767	0	(1)
	10/2025		$11,090	CHF	8,893	82	0
	10/2025		39,275	EUR	33,457	5	0
	10/2025		1	NOK	6	0	0
	10/2025		7,516	PLN	27,482	44	0
	10/2025		5,462	TRY	234,513	107	0
	10/2025		6,381	ZAR	112,553	128	0
	11/2025	NOK	6		$1	0	0
	11/2025		$11,284	CHF	8,971	31	0
	11/2025		6,275	GBP	4,646	0	(26)
	11/2025	ZAR	13,406		$761	0	(12)
	12/2025		$239	MXN	4,426	0	0
	12/2025		8,231	MYR	34,521	0	(10)
	12/2025		1,540	TRY	67,763	3	0

BSH	10/2025	BRL	36,600		$6,882	5	0
	10/2025	NZD	24		14	0	0
	10/2025		$6,730	BRL	36,600	146	0
	10/2025		121	EUR	105	1	0
	11/2025		14	NZD	24	0	0
	12/2025		46,388	BRL	257,394	1,284	0
	02/2026	PEN	2,313		$661	0	(2)
	04/2026	BRL	39,200		6,902	0	(149)

CBK	10/2025	AUD	3,863		2,525	0	(32)
	10/2025	CAD	51		37	0	0
	10/2025	CNH	12,253		1,727	7	0
	10/2025	DKK	97,942		15,296	0	(109)
	10/2025	EUR	2,723		3,178	0	(19)
	10/2025	IDR	105,199,887		6,344	53	(15)
	10/2025	INR	382,528		4,307	5	0
	10/2025	SGD	15,863		12,357	60	0
	10/2025	TWD	430,458		14,524	380	0
	10/2025		$2,153	EUR	1,827	2	(10)
	10/2025		3,966	IDR	65,238,755	0	(56)
	10/2025		17,866	INR	1,569,592	0	(213)
	10/2025		58	NOK	583	0	0
	10/2025		2,998	SEK	28,395	18	0

114	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1,483	THB	47,855	$0	$(4)
	10/2025		5,624	TWD	171,182	4	(6)
	10/2025	ZAR	3,325		$192	0	(1)
	11/2025	NOK	583		58	0	0
	11/2025		$37	CAD	51	0	0
	11/2025		1,422	COP	5,922,137	82	0
	11/2025		1,264	ILS	4,235	15	0
	11/2025		4,307	INR	383,277	0	(5)
	12/2025	TWD	97,936		$3,239	8	(1)
	12/2025		$3,360	IDR	56,461,641	17	0
	01/2026	TWD	71,937		$2,385	1	0

DUB	10/2025	CNH	99,912		14,052	29	0
	10/2025	IDR	50,425,533		3,077	54	0
	10/2025	INR	620,513		6,985	6	0
	10/2025		$2,295	ILS	7,842	72	0
	10/2025		9,057	INR	800,787	0	(51)
	10/2025		61	KRW	85,069	0	(1)
	11/2025	ILS	7,838		$2,295	0	(71)
	11/2025	INR	36,266		408	0	0
	11/2025		$6,985	INR	621,746	0	(6)
	11/2025	ZAR	32,373		$1,849	0	(19)

FAR	10/2025	AUD	42,584		27,622	0	(556)
	10/2025	CHF	1,614		2,026	0	(2)
	10/2025	CNH	43,562		6,135	21	0
	10/2025	JPY	6,562,379		44,638	264	0
	10/2025	NZD	56		33	0	0
	10/2025		$31,714	AUD	48,573	427	0
	10/2025		2,413	GBP	1,794	0	0
	10/2025		16,953	INR	1,495,268	0	(136)
	10/2025		11,054	PLN	40,382	54	0
	10/2025		32,036	SGD	41,259	0	(51)
	11/2025	AUD	48,573		$31,729	0	(427)
	11/2025	GBP	1,794		2,413	0	0
	11/2025	SGD	41,154		32,036	48	0
	11/2025		$2,026	CHF	1,608	2	0
	11/2025		33	NZD	56	0	0
	12/2025	MXN	14,277		$750	0	(24)
	12/2025		$21,378	MXN	405,109	565	0

GLM	10/2025	BRL	84,100		$13,807	0	(1,995)
	10/2025	CHF	314		392	0	(2)
	10/2025	CNH	3,434		483	1	0
	10/2025	IDR	54,983,804		3,297	2	0
	10/2025	KRW	27,818		20	0	0
	10/2025	SGD	2,274		1,772	9	0
	10/2025	THB	12		0	0	0
	10/2025		$15,519	BRL	84,100	286	(3)
	10/2025		3,741	IDR	61,847,156	0	(35)
	10/2025		4,773	INR	418,869	0	(62)
	10/2025		20	KRW	27,818	0	0
	10/2025		1,452	RON	6,330	9	0
	11/2025		321	ILS	1,069	2	0
	12/2025	IDR	707,735		$42	0	0
	12/2025	MXN	3,738		197	0	(6)
	12/2025		$3,243	IDR	54,215,536	0	0
	04/2026	BRL	108,500		$18,942	2	(577)

IND	10/2025	AUD	2,126		1,389	0	(18)
	10/2025		$16,661	DKK	106,547	97	0
	11/2025	DKK	106,301		$16,661	0	(97)

JPM	10/2025	BRL	454		83	0	(2)
	10/2025	CAD	41,334		29,910	208	0
	10/2025	IDR	101,612,510		6,086	0	(4)
	10/2025	SGD	2,956		2,300	8	0
	10/2025		$85	BRL	454	0	0
	10/2025		11,618	DKK	73,966	16	0
	10/2025		1,304	GBP	970	1	0
	10/2025		10,364	IDR	172,076,045	4	(51)
	10/2025		1,487	ILS	4,993	20	0
	10/2025		1,178	INR	104,086	0	(7)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	115

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$106	KRW	147,238	$0	$(1)
	10/2025		4,953	PLN	18,202	54	0
	10/2025		730	TWD	22,166	0	(2)
	10/2025		1,435	ZAR	25,376	33	0
	11/2025	DKK	73,715		$11,605	0	(16)
	11/2025		$1,701	CNY	12,074	0	0
	11/2025	ZAR	28,668		$1,636	0	(19)
	04/2026	BRL	44,700		7,542	0	(498)

MBC	10/2025	CAD	1,473		1,071	12	0
	10/2025	CHF	338		424	0	(1)
	10/2025	CNH	50,844		7,153	17	0
	10/2025	EUR	1,364		1,615	14	0
	10/2025	GBP	8,523		11,469	26	(19)
	10/2025	IDR	5,050,764		307	4	0
	10/2025	JPY	11,744		80	1	0
	10/2025	KRW	9,767,940		6,994	34	0
	10/2025	NOK	45		4	0	0
	10/2025	SEK	43,517		4,539	0	(83)
	10/2025	SGD	22,817		17,806	117	0
	10/2025	THB	22		1	0	0
	10/2025		$1,685	CHF	1,327	0	(18)
	10/2025		5,242	CNH	37,340	0	(1)
	10/2025		4,352	EUR	3,704	8	(11)
	10/2025		4,017	GBP	2,971	0	(21)
	10/2025		555	JPY	82,567	3	0
	10/2025		7,078	KRW	9,881,672	0	(36)
	10/2025		1	NOK	6	0	0
	10/2025		1,278	NZD	2,180	0	(15)
	10/2025		1,820	SEK	17,430	31	0
	10/2025		2,561	SGD	3,269	0	(27)
	10/2025		4,776	THB	154,017	1	(17)
	11/2025	CNH	37,252		$5,242	1	0
	11/2025	JPY	141,160		955	0	(3)
	11/2025	NOK	6		1	0	0
	11/2025		$14,636	CNY	103,935	7	0
	11/2025		9,073	GBP	6,729	4	(26)
	11/2025		361	ILS	1,202	2	0
	11/2025		2,841	INR	253,051	0	(1)
	12/2025		473	MXN	8,973	13	0

MYI	10/2025	BRL	2,000		$326	0	(49)
	10/2025	CNH	51,330		7,214	9	0
	10/2025	IDR	20,390,064		1,239	16	0
	10/2025	JPY	73,044		495	1	0
	10/2025		$376	BRL	2,000	0	0
	10/2025		21,099	JPY	3,149,820	200	0
	10/2025		2,536	PLN	9,180	0	(11)
	10/2025		2,840	TWD	85,570	0	(29)
	11/2025	CNY	146		$21	0	0
	11/2025	JPY	3,138,920		21,099	0	(201)
	12/2025	TWD	85,013		2,840	34	0
	12/2025		$4,308	CZK	88,825	0	(16)
	12/2025		1,231	MXN	23,225	27	0

NGF	10/2025		3,318	IDR	54,912,836	0	(26)
	10/2025		140	KRW	195,019	0	(1)

SCX	10/2025	CAD	1,415		$1,028	12	0
	10/2025	CNH	37,331		5,254	14	0
	10/2025	DKK	82,566		12,853	0	(133)
	10/2025	GBP	2,336		3,125	0	(17)
	10/2025	IDR	59,577,100		3,568	0	(3)
	10/2025	INR	430,365		4,841	1	0
	10/2025	JPY	373,976		2,543	14	0
	10/2025	SGD	627		492	6	0
	10/2025	TWD	245,386		8,281	219	0
	10/2025		$420	GBP	314	2	0
	10/2025		3,990	IDR	65,600,368	0	(58)
	10/2025		8,815	INR	778,180	0	(63)
	11/2025	GBP	314		$420	0	(2)
	11/2025	JPY	680		5	0	0
	11/2025		$3,126	GBP	2,336	17	0

116	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$4,433	INR	394,904	$0	$0
	12/2025		998	CZK	20,467	0	(9)
	12/2025		3,568	IDR	59,727,675	4	0

SOG	10/2025	BRL	27,095		$5,077	0	(14)
	10/2025	EUR	390		458	1	0
	10/2025	JPY	3,424,464		23,286	130	0
	10/2025	NZD	1,827		1,065	5	0
	10/2025		$5,094	BRL	27,095	0	(3)
	10/2025		49,904	EUR	42,435	0	(83)
	10/2025		46,099	JPY	6,859,514	285	0
	10/2025		1,360	RON	5,924	7	0
	11/2025	EUR	42,435		$50,004	83	0
	11/2025	JPY	6,835,791		46,099	0	(286)
	11/2025		$459	EUR	390	0	(1)
	12/2025		5,077	BRL	27,480	13	0
	03/2026		3,184	CLP	3,086,246	23	0

SSB	10/2025	GBP	314		$423	1	0
	10/2025		$13,169	GBP	9,770	0	(29)

UAG	10/2025	CAD	38		27	0	0
	10/2025	ILS	18,337		5,497	0	(39)
	10/2025	NOK	569		56	0	(1)
	10/2025		$230	ILS	787	8	0
	10/2025		209	INR	18,428	0	(1)
	10/2025		2,835	PLN	10,279	0	(7)
	10/2025		1,280	THB	41,423	0	0
	10/2025		192	ZAR	3,325	0	0
	10/2025	ZAR	3,327		$192	0	0
	11/2025	ILS	787		230	0	(8)
	11/2025	ZAR	14,583		827	0	(14)
	12/2025		$1,389	HUF	459,692	0	(11)
	12/2025		3,122	PHP	179,230	0	(56)

Total Forward Foreign Currency Contracts						$6,921	$(8,959)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(42)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	6,200	$(55)	$(39)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	6,200	(55)	(27)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	26,800	(324)	(177)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	26,800	(323)	(2)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	33,700	(306)	(180)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	33,700	(306)	(181)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	85,100	(780)	(618)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	85,100	(780)	(343)

							$(2,929)	$(1,567)

Total Written Options							$(3,015)	$(1,609)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	117

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	3,200	$(95)	$106	$11	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		41	(2)	2	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		358	(22)	22	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		13,300	(440)	483	43	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,200	(151)	168	17	0

							$(710)	$781	$71	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$	1,900	$0	$(346)	$0	$(346)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		900	0	(164)	0	(164)

								$0	$(510)	$0	$(510)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	MLPIREIL Index	191,835	0.000	Monthly	06/10/2026	$18,620	$0	$30	$30	$0
	Pay	MLPIREIS Index	171,574	0.000	Monthly	06/10/2026	17,033	0	59	59	0

CBK	Receive	DWRTFT Index	1,075	4.690% (SOFR plus a specified spread)	Monthly	05/06/2026	15,253	0	(58)	0	(58)
	Receive	DWRTFT Index	688	4.720% (SOFR plus a specified spread)	Monthly	07/15/2026	9,762	0	(38)	0	(38)
	Receive	DWRTFT Index	1,075	4.750% (SOFR plus a specified spread)	Monthly	08/05/2026	15,253	0	(59)	0	(59)

CIB	Receive	PIMCODB Index	55,773	0.000	Monthly	06/15/2026	11,909	0	79	79	0

MAC	Receive	PIMCODB Index(7)	182,427	0.000	Monthly	08/17/2026	37,309	0	255	255	0

MYI	Receive	DWRTFT Index	1,924	4.680% (FEDL01 plus a specified spread)	Monthly	02/18/2026	27,299	0	(105)	0	(105)
	Receive	DWRTFT Index	1,761	4.740% (SOFR plus a specified spread)	Monthly	06/03/2026	24,986	0	(96)	0	(96)
	Receive	DWRTFT Index	1,273	4.690% (SOFR plus a specified spread)	Monthly	07/08/2026	18,062	0	(69)	0	(69)

								$0	$(2)	$423	$(425)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Pay	Rocket Companies, Inc.	30,800	(4.800)% (SOFR less a specified spread)	Monthly	03/11/2026	$	597	$0	$(2)	$0	$(2)

FAR	Pay	HNI Corp.	1,819	4.200% (SOFR plus a specified spread)	Monthly	02/05/2026		85	0	0	0	0

RBC	Pay	Palo Alto Networks,Inc.	2,421	4.525% (SOFR plus a specified spread)	Monthly	03/25/2026		493	0	2	2	0
	Pay	Union Pacific Corp.	1,700	4.550% (SOFR plus a specified spread)	Monthly	03/25/2026		402	0	(1)	0	(1)

									$0	$(1)	$2	$(3)

Total Swap Agreements									$(710)	$268	$496	$(938)

118	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$11	$0	$0	$11	$(605)	$0	$0	$(605)	$(594)	$787	$193
BOA	64	0	89	153	(74)	0	(2)	(76)	77	0	77
BPS	610	0	0	610	(1,390)	0	0	(1,390)	(780)	596	(184)
BRC	427	0	0	427	(79)	(66)	0	(145)	282	0	282
BSH	1,436	0	0	1,436	(151)	0	0	(151)	1,285	0	1,285
BSS	0	0	0	0	0	0	0	0	0	(1,100)	(1,100)
CBK	652	0	0	652	(471)	0	(155)	(626)	26	(290)	(264)
CIB	0	0	79	79	0	0	0	0	79	0	79
DUB	161	0	0	161	(148)	0	0	(148)	13	0	13
FAR	1,381	0	0	1,381	(1,196)	0	0	(1,196)	185	(770)	(585)
GLM	311	0	0	311	(2,680)	(1,543)	0	(4,223)	(3,912)	1,291	(2,621)
GST	0	0	11	11	0	0	0	0	11	0	11
IND	97	0	0	97	(115)	0	0	(115)	(18)	0	(18)
JPM	344	0	0	344	(600)	0	0	(600)	(256)	288	32
MAC	0	0	255	255	0	0	0	0	255	(380)	(125)
MBC	295	0	0	295	(279)	0	0	(279)	16	0	16
MYC	0	0	43	43	0	0	(510)	(510)	(467)	475	8
MYI	287	0	0	287	(306)	0	(270)	(576)	(289)	27	(262)
NGF	0	0	0	0	(27)	0	0	(27)	(27)	0	(27)
RBC	0	0	2	2	0	0	(1)	(1)	1	0	1
SCX	289	0	0	289	(285)	0	0	(285)	4	0	4
SOG	547	0	0	547	(387)	0	0	(387)	160	(320)	(160)
SSB	1	0	0	1	(29)	0	0	(29)	(28)	0	(28)
UAG	8	0	17	25	(137)	0	0	(137)	(112)	0	(112)

Total Over the Counter	$6,921	$0	$496	$7,417	$(8,959)	$(1,609)	$(938)	$(11,506)

(n)

Securities with an aggregate market value of $3,464 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	The following table represents the individual positions within the total return swap as of September 30, 2025:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum December 2025 Futures	1.0%	$380
Aluminum March 2026 Futures	4.2	1,551
Arabica Coffee March 2026 Futures	3.6	1,339
Brent Crude May 2026 Futures	2.5	949
Cocoa March 2026 Futures	1.8	668
Copper December 2025 Futures	1.4	534
Corn March 2026 Futures	0.2	65
Gas Oil May 2026 Futures	4.9	1,832
Gold 100 oz. April 2026 Futures	6.3	2,354
Gold 100 oz. December 2025 Futures	14.3	5,325
Lead December 2025 Futures	0.2	80

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	119

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Live Cattle April 2026 Futures	5.2%	$1,941
Live Cattle December 2025 Futures	5.7	2,111
New York Harbor ULSD May 2026 Futures	7.2	2,672
Nickel December 2025 Futures	0.5	203
Nickel March 2026 Futures	4.2	1,556
RBOB Gasoline May 2026 Futures	8.5	3,168
Silver December 2025 Futures	6.9	2,565
Silver March 2026 Futures	3.4	1,282
Soybean Oil March 2026 Futures	0.4	134
WTI Crude May 2026 Futures	2.3	877
Zinc December 2025 Futures	3.9	1,445
Zinc March 2026 Futures	3.8	1,436

Total Long Futures Contracts		$34,467

Cash	7.6%	$2,842

Total Notional Amount		$37,309

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$1,786	$0	$0	$0	$1,331	$3,117
Swap Agreements	0	0	0	0	1,654	1,654

	$1,786	$0	$0	$0	$2,985	$4,771

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,921	$0	$6,921
Swap Agreements	334	71	91	0	0	496

	$334	$71	$91	$6,921	$0	$7,417

	$2,120	$71	$91	$6,921	$2,985	$12,188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$2,070	$0	$0	$0	$1,518	$3,588
Swap Agreements	0	0	0	0	722	722

	$2,070	$0	$0	$0	$2,240	$4,310

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,959	$0	$8,959
Written Options	0	0	0	0	1,609	1,609
Swap Agreements	0	0	428	0	510	938

	$0	$0	$428	$8,959	$2,119	$11,506

	$2,070	$0	$428	$8,959	$4,359	$15,816

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$332	$0	$0	$0	$0	$332
Written Options	318	0	0	0	0	318
Futures	(18,372)	0	1,150	0	5,459	(11,763)
Swap Agreements	0	0	0	0	(1,563)	(1,563)

	$(17,722)	$0	$1,150	$0	$3,896	$(12,676)

120	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,887)	$0	$(12,887)
Written Options	0	0	0	0	645	645
Swap Agreements	(264)	177	(94)	0	0	(181)

	$(264)	$177	$(94)	$(12,887)	$645	$(12,423)

	$(17,986)	$177	$1,056	$(12,887)	$4,541	$(25,099)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$114	$0	$0	$0	$0	$114
Written Options	(129)	0	0	0	0	(129)
Futures	15,829	0	0	0	383	16,212
Swap Agreements	0	0	0	0	11,854	11,854

	$15,814	$0	$0	$0	$12,237	$28,051

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$299	$0	$299
Written Options	0	0	0	0	629	629
Swap Agreements	(1,450)	(64)	640	0	0	(874)

	$(1,450)	$(64)	$640	$299	$629	$54

	$14,364	$(64)	$640	$299	$12,866	$28,105

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,894	$0	$28,894
Industrials	0	199	19,900	20,099
Utilities	0	440	0	440
U.S. Government Agencies	0	588,133	19,994	608,127
U.S. Treasury Obligations	0	1,184,783	0	1,184,783
Non-Agency Mortgage-Backed Securities	0	10,823	0	10,823
Asset-Backed Securities
CMBS Other	0	11,723	0	11,723
Home Equity Other	0	22,268	0	22,268
Home Equity Sequential	0	28	0	28
Whole Loan Collateral	0	12,510	0	12,510
Other ABS	1,700	93,561	0	95,261
Sovereign Issues	0	153,212	0	153,212
Common Stocks
Communication Services	753	0	0	753
Consumer Discretionary	60	0	0	60
Consumer Staples	898	0	0	898
Financials	590	0	0	590
Health Care	772	0	0	772
Industrials	898	0	0	898
Information Technology	607	0	0	607
Real Estate	469	0	0	469
Preferred Securities
Banking & Finance	0	678	0	678
Real Estate Investment Trusts
Real Estate	87,409	0	0	87,409
Commodities	0	264,835	0	264,835
Short-Term Instruments
Mutual Funds	0	578	0	578
Repurchase Agreements	0	515,400	0	515,400

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
U.S. Treasury Bills	$0	$294	$0	$294

	$94,156	$2,888,359	$39,894	$3,022,409

Investments in Affiliates, at Value
Mutual Funds	191,674	0	0	191,674
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,664	0	0	2,664

	$194,338	$0	$0	$194,338

Total Investments	$288,494	$2,888,359	$39,894	$3,216,747

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,404	1,866	0	4,270
Over the counter	0	7,417	0	7,417

	$2,404	$9,283	$0	$11,687

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,850)	(1,309)	0	(4,159)
Over the counter	0	(11,506)	0	(11,506)

	$(2,850)	$(12,815)	$0	$(15,665)

Total Financial Derivative Instruments	$(446)	$(3,532)	$0	$(3,978)

Totals	$288,048	$2,884,827	$39,894	$3,212,769

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	121

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$19,900	$0	$0	$0	$0	$0	$0	$19,900	$0
U.S. Government Agencies	0	19,994	0	0	0	0	0	0	19,994	0

Totals	$0	$39,894	$0	$0	$0	$0	$0	$0	$39,894	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$19,900	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	19,994	Recent Transaction	Purchase Price	99.938-100.000	99.962

Total	$39,894

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

122	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund have respectively established the PIMCO Cayman Commodity Fund III Ltd, PIMCO Cayman Commodity Fund I Ltd and PIMCO Cayman Commodity Fund VII Ltd, each a Cayman Islands exempted company (each, a “ Commodity Subsidiary” and collectively, the “Commodity Subsidiaries”), which is wholly-owned and controlled by each respective Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiaries.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM.

Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	123

Notes to Financial Statements	(Cont.)

reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in

Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Long-Term Real Return Fund	Daily	Monthly

PIMCO Real Return Fund	Daily	Monthly

PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

PIMCO CommoditiesPLUS® Strategy Fund	Quarterly	Quarterly

PIMCO CommodityRealReturn Strategy Fund®	Quarterly	Quarterly

PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S.

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GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV

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Notes to Financial Statements	(Cont.)

determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

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Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation

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Notes to Financial Statements	(Cont.)

adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost

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valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2025 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Commodity Strategy Active Exchange-Traded Fund	$60,100	$0	$0	$0	$1,414	$61,514	$921	$0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	118,250	4,778	0	0	7,132	130,160	4,771	0

PIMCO Short-Term Floating NAV Portfolio III	1,934	387,244	(386,500)	(14)	0	2,664	146	0

Totals	$180,284	$392,022	$(386,500)	$(14)	$8,546	$194,338	$5,838	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO CommoditiesPLUS® Strategy Fund	$172,697	$2,384	$(83,115)	$(2,023)	$1,989	$91,932	$2,396	$0

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Notes to Financial Statements	(Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long-Term Real Return Fund	$47	$121,982	$(116,500)	$(5)	$1	$5,525	$82	$0

PIMCO Real Return Fund	11,409	2,212,779	(2,202,900)	(49)	5	21,244	1,605	0

PIMCO RealEstateRealReturn Strategy Fund	2,022	178,760	(180,700)	(6)	0	76	61	0

PIMCO CommoditiesPLUS® Strategy Fund	75,163	555,685	(449,300)	(30)	58	181,576	3,276	0

PIMCO CommodityRealReturn Strategy Fund®	302,588	917,496	(1,176,600)	(17)	40	43,507	2,118	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income

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securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely

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payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Inflation Response Multi-Asset Fund and the PIMCO CommoditiesPLUS® Strategy Fund each may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest

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income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the

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Notes to Financial Statements	(Cont.)

amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

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Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of

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Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date,

(v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would

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owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Long-Term Real Return Fund	PIMCO Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO CommodityRealReturn Strategy Fund®	PIMCO Inflation Response Multi-Asset Fund

Allocation	—	—	—	—	—	X

Acquired Fund	—	—	—	—	—	X

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	X	X	—

High Yield and Distressed Company	—	—	—	—	—	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X

Model	—	—	X	X	X	X

Commodity	X	—	—	X	X	X

Equity	X	X	X	—	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X

Real Estate	—	—	X	—	—	X

Emerging Markets	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X

Currency	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Inflation-Indexed Security	X	X	X	—	X	X

Tax	—	—	—	X	X	X

Subsidiary	—	—	—	X	X	X

Value Investing	—	—	—	—	—	X

Arbitrage	—	—	—	—	—	X

Convertible Securities	—	—	—	—	—	X

Small-Cap and Mid-Cap Company	—	—	—	—	—	X

Gold-Related	—	—	—	—	X	X

Oil-Related	—	—	—	X	X	—

Exchange-Traded Fund	—	—	—	—	—	X

Collateralized Loan Obligations	—	X	X	—	X	—

Turnover	X	X	X	X	X	X

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Allocation Risk is the risk that the Fund could experience losses as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the

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protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the

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use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in a Fund’s subsidiary, a Fund is indirectly exposed to the risks associated with a Fund’s subsidiary’s investments. Fund subsidiaries are not registered under the

Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected. In addition, disruptions in market conditions or limitations on the Fund’s ability to access certain markets or securities may reduce the effectiveness of arbitrage strategies.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may fluctuate, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Gold-Related Risk is the risk that investments in, or tied to the price of, gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates, inflation expectations, currency values or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Oil-Related Risk is the risk that investments in, or tied to the price of, oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political developments, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries. Supply and demand dynamics, technological changes in energy production and market speculation may also affect the volatility of a Fund’s oil-related investments.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may

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fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and

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information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

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Notes to Financial Statements	(Cont.)

counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class		Class A		Class C		Class R
PIMCO Long-Term Real Return Fund	0.25%	0.25%	0.35%	N/A		0.25%	*	N/A		N/A		N/A
PIMCO Real Return Fund	0.25%	0.20%	0.30%	0.40%	(1)	0.20%		0.35%		0.35%		0.35%
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%		0.40%		N/A
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	N/A		0.40%	(2)	0.40%	(3)	N/A
PIMCO CommodityRealReturn Strategy Fund®	0.49%	0.25%	0.35%	0.45%	(1)	0.25%		0.40%	(2)	0.40%	(3)	0.40%	(4)
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%	(2)	N/A		N/A

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
(2)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class A was reduced by 0.05% to 0.40% per annum.

144	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2025	(Unaudited)

(3)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class C was reduced by 0.05% to 0.40% per annum.
(4)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class R was reduced by 0.05% to 0.40% per annum.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Real Return Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%) and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Real Return Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	145

Notes to Financial Statements	(Cont.)

Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Inflation Response Multi-Asset Fund, PIMCO Real Return Fund and PIMCO RealEstateRealReturn Strategy Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by

PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Real Return Fund	$5

PIMCO RealEstateRealReturn Strategy Fund	0

PIMCO CommoditiesPLUS® Strategy Fund	9

PIMCO CommodityRealReturn Strategy Fund®	12

PIMCO Inflation Response Multi-Asset Fund	4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2026, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds up to a maximum waived amount that is equal to the IRMA Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $721,887.

PIMCO Cayman Commodity Fund III Ltd. (the “Commodity Subsidiary III”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary III’s portfolio pursuant to which the Commodity Subsidiary III pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommoditiesPLUS® Strategy Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary III to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary III is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the

146	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2025	(Unaudited)

period ended September 30, 2025, the amount waived and/or reimbursed was $4,088,972. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary III.

PIMCO Cayman Commodity Fund I Ltd. (the “Commodity Subsidiary I”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary I’s portfolio pursuant to which the Commodity Subsidiary I pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the PIMCO CommodityRealReturn Strategy Fund®’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary I to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary I is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $1,656,371. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary I.

PIMCO Cayman Commodity Fund VII Ltd. (the “Commodity Subsidiary VII”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary VII’s portfolio pursuant to which the Commodity Subsidiary VII pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the IRMA Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary VII to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary VII is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $1,938,816. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary VII.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	147

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Long-Term Real Return Fund	$334,425	$380,732	$4,040	$16,532

PIMCO Real Return Fund	8,165,584	8,645,905	108,154	368,971

PIMCO RealEstateRealReturn Strategy Fund	487,740	478,369	67,179	96,956

PIMCO CommoditiesPLUS® Strategy Fund	2,187,315	2,141,972	120,698	496,677

PIMCO CommodityRealReturn Strategy Fund®	3,535,288	3,913,811	48,806	138,146

PIMCO Inflation Response Multi-Asset Fund	2,761,025	2,651,817	95,391	301,965

†	A zero balance may reflect actual amounts rounding to less than one thousand.

148	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2025	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Long-Term Real Return Fund				PIMCO Real Return Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,403	$27,569	11,469	$136,297	52,827	$543,154	117,432	$1,184,562

I-2	70	818	376	4,602	7,669	78,654	18,586	187,030

I-3	N/A	N/A	N/A	N/A	2,886	29,926	186	1,873

Administrative Class	N/A	N/A	N/A	N/A	3,254	33,480	8,681	87,703

Class A	N/A	N/A	N/A	N/A	6,992	71,815	12,338	124,729

Class C	N/A	N/A	N/A	N/A	118	1,209	164	1,649

Class R	N/A	N/A	N/A	N/A	1,152	11,847	2,604	26,326
Issued as reinvestment of distributions

Institutional Class	961	11,112	1,740	20,949	10,796	111,375	18,686	187,845

I-2	16	182	33	399	977	10,078	1,739	17,484

I-3	N/A	N/A	N/A	N/A	36	369	70	701

Administrative Class	N/A	N/A	N/A	N/A	594	6,128	1,113	11,178

Class A	N/A	N/A	N/A	N/A	1,541	15,898	2,809	28,205

Class C	N/A	N/A	N/A	N/A	48	500	107	1,070

Class R	N/A	N/A	N/A	N/A	293	3,018	510	5,117
Cost of shares redeemed

Institutional Class	(6,304)	(72,480)	(11,092)	(135,896)	(61,938)	(635,294)	(163,857)	(1,648,619)

I-2	(127)	(1,471)	(594)	(7,249)	(6,978)	(71,682)	(30,341)	(306,159)

I-3	N/A	N/A	N/A	N/A	(699)	(7,141)	(869)	(8,751)

Administrative Class	N/A	N/A	N/A	N/A	(4,512)	(46,415)	(16,295)	(163,756)

Class A	N/A	N/A	N/A	N/A	(11,329)	(116,445)	(30,156)	(303,493)

Class C	N/A	N/A	N/A	N/A	(542)	(5,562)	(2,162)	(21,772)

Class R	N/A	N/A	N/A	N/A	(2,514)	(25,810)	(4,190)	(42,276)

Net increase (decrease) resulting from Fund share transactions	(2,981)	$(34,270)	1,932	$19,102	671	$9,102	(62,845)	$(629,354)

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Notes to Financial Statements	(Cont.)

PIMCO RealEstateRealReturn Strategy Fund				PIMCO CommoditiesPLUS® Strategy Fund

Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,758	$123,579	5,499	$147,419	27,537	$181,569	95,206	$655,248

20	491	508	12,675	86,704	557,010	122,153	824,188

0	6	1	35	3,193	20,715	2,363	15,834

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

139	2,927	201	4,189	3,096	19,050	9,879	64,093

4	48	8	119	137	710	605	3,266

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

87	2,409	333	8,703	3,668	24,520	23,726	158,006

2	60	14	362	4,861	31,921	25,951	169,531

0	4	1	25	76	498	300	1,951

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

21	471	102	2,137	153	968	1,184	7,466

1	15	7	104	17	90	151	800

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(4,362)	(114,417)	(7,362)	(191,021)	(38,621)	(253,789)	(120,440)	(816,528)

(167)	(4,162)	(665)	(16,768)	(67,516)	(427,843)	(79,034)	(529,149)

(11)	(284)	(25)	(609)	(660)	(4,261)	(1,162)	(7,774)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(357)	(7,483)	(1,219)	(25,357)	(6,798)	(41,756)	(8,895)	(57,375)

(51)	(727)	(152)	(2,174)	(482)	(2,476)	(919)	(4,998)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

84	$2,937	(2,749)	$(60,161)	15,365	$106,926	71,068	$484,559

150	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2025	(Unaudited)

	PIMCO CommodityRealReturn Strategy Fund®				PIMCO Inflation Response Multi-Asset Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	15,339	$212,041	38,187	$512,856	28,553	$250,589	40,629	$339,187

I-2	9,734	133,864	26,563	353,800	1,988	17,489	2,221	18,469

I-3	334	4,589	2,081	27,684	793	6,945	1,711	14,172

Administrative Class	1,657	21,913	3,114	39,960	N/A	N/A	N/A	N/A

Class A	1,430	18,590	3,462	43,671	746	6,269	542	4,433

Class C	47	538	223	2,475	N/A	N/A	N/A	N/A

Class R	309	3,800	322	3,863	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	6,241	85,986	4,607	61,428	2,955	26,174	7,461	61,316

I-2	3,465	47,293	1,891	24,954	54	478	158	1,296

I-3	181	2,472	118	1,554	28	247	54	446

Administrative Class	539	7,065	243	3,087	N/A	N/A	N/A	N/A

Class A	783	10,125	435	5,454	43	374	111	889

Class C	121	1,358	60	660	N/A	N/A	N/A	N/A

Class R	139	1,691	68	806	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(37,406)	(515,185)	(165,480)	(2,165,030)	(22,232)	(193,082)	(52,984)	(441,350)

I-2	(12,335)	(168,761)	(29,262)	(388,587)	(888)	(7,711)	(6,139)	(51,189)

I-3	(535)	(7,339)	(2,164)	(28,601)	(529)	(4,558)	(697)	(5,797)

Administrative Class	(1,634)	(21,537)	(2,305)	(29,499)	N/A	N/A	N/A	N/A

Class A	(2,655)	(34,528)	(8,132)	(102,645)	(551)	(4,676)	(2,105)	(16,978)

Class C	(401)	(4,564)	(1,086)	(11,934)	N/A	N/A	N/A	N/A

Class R	(411)	(5,050)	(779)	(9,281)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(15,058)	$(205,639)	(127,834)	$(1,653,325)	10,960	$98,538	(9,038)	$(75,106)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Long-Term Real Return Fund	0	4	0%	64%

PIMCO Real Return Fund	2	0	36%	0%

PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	49%

PIMCO CommoditiesPLUS® Strategy Fund	2	0	76%	0%

PIMCO CommodityRealReturn Strategy Fund®	3	0	43%	0%

PIMCO Inflation Response Multi-Asset Fund	1	0	54%	0%

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	151

Notes to Financial Statements	(Cont.)

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiaries, each a Cayman Islands exempted company, were incorporated as wholly-owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® and PIMCO Inflation Response Multi-Asset Fund, respectively (each, a “Fund” and collectively, the “Funds”) in order to effect certain investments for each Fund consistent with each Fund’s investment objectives and policies as specified in each Fund’s prospectus and statement of additional information. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of each Fund and its respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Funds and the Commodity Subsidiaries, comprising the entire issued share capital of the respective Commodity Subsidiary, with the intent that each Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by the each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Fund.

Fund Name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III Ltd.	04/14/2010	26.4%

PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I Ltd.	07/21/2006	18.1%

PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII Ltd.	08/01/2011	30.2%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income.

Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. Each Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with a Commodity Subsidiary will be required to include in gross income for U.S. federal income tax

152	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2025	(Unaudited)

purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Funds’ recognition of its Commodity Subsidiary’s “subpart F income” will increase the Funds’ tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Funds’ tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by a Fund as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Funds’ income from in the subsidiary is derived with respect to the Funds’ business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of a Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If a Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of a Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term Real Return Fund*	$88,725	$97,308

PIMCO Real Return Fund	452,394	264,270

PIMCO RealEstateRealReturn Strategy Fund	54,896	0

PIMCO CommoditiesPLUS® Strategy Fund*	68,036	75,050

PIMCO CommodityRealReturn Strategy Fund®	435,237	632,085

PIMCO Inflation Response Multi-Asset Fund	81,408	9,904

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Long-Term Real Return Fund	$565,799	$12,294	$(49,985)	$(37,691)

PIMCO Real Return Fund	9,146,355	284,058	(665,263)	(381,205)

PIMCO RealEstateRealReturn Strategy Fund	936,104	62,619	(28,102)	34,517

PIMCO CommoditiesPLUS® Strategy Fund*	5,511,058	498,173	(175,340)	322,833

PIMCO CommodityRealReturn Strategy Fund®	4,462,017	200,242	(143,947)	56,295

PIMCO Inflation Response Multi-Asset Fund	3,121,189	252,099	(131,095)	121,004

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	153

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BOM	Bank of Montreal	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

BOO	BoA Securities, Inc (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo

BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira

CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar

DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

EUREX	Eurex Exchange	LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	NAPGASFO	Naphtha Fuel Oil Spread

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	OPIS	Oil Price Information Service

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CSIXTR	Credit Suisse Commodity Benchmark Total Return Index	PIMCODB	PIMCO Custom Commodity Basket

BCOMTR	Bloomberg Commodity Index Total Return	DWRTFT	Dow Jones Wilshire REIT Total Return Index	PIMCODBU	PIMCO Custom Commodity Basket

BCOMTR1	Bloomberg Custom Commodity Index	EUR003M	3 Month EUR Swap Rate	RBCAEC0T	Custom Commodity Forward Index

BCOMTR2	Bloomberg Custom Commodity Index	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RBCAECR1	Custom Commodity Forward Index

Bobl	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	RBCAECT0	Custom Commodity Forward Index

Brent	Brent Crude	FRCPXTOB	France Consumer Price ex-Tobacco Index	SNG GA	Singapore Gasoil (Platts)

CAONINDX	Bloomberg CORRA Compounded Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	SNG KEROS	Singapore Jet Kerosene (Platts)

CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate

CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	MLPIREIL	Merrill Lynch Custom Equity Index	SPGCINP	S&P GSCI Industrial Metals ER

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MLPIREIS	Merrill Lynch Custom Equity Index	UKRPI	United Kingdom Retail Prices Index

CPI	Consumer Price Index	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

ALT	Alternate Loan Trust	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	oz.	Ounce	WTI	West Texas Intermediate

CMBS	Collateralized Mortgage-Backed Security	RBOB	Reformulated Blendstock for Oxygenate Blending

154	PIMCO REAL RETURN STRATEGY FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term Real Return Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0862	$0.0000	$0.0000	$0.0862

May 2025	$0.0541	$0.0000	$0.0000	$0.0541

June 2025	$0.0617	$0.0000	$0.0000	$0.0617

July 2025	$0.0471	$0.0000	$0.0000	$0.0471

August 2025	$0.0696	$0.0000	$0.0000	$0.0696

September 2025	$0.0357	$0.0000	$0.0000	$0.0357

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0852	$0.0000	$0.0000	$0.0852

May 2025	$0.0532	$0.0000	$0.0000	$0.0532

June 2025	$0.0608	$0.0000	$0.0000	$0.0608

July 2025	$0.0462	$0.0000	$0.0000	$0.0462

August 2025	$0.0685	$0.0000	$0.0000	$0.0685

September 2025	$0.0348	$0.0000	$0.0000	$0.0348

PIMCO Real Return Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0578	$0.0000	$0.0000	$0.0578

May 2025	$0.0321	$0.0000	$0.0000	$0.0321

June 2025	$0.0375	$0.0000	$0.0000	$0.0375

July 2025	$0.0296	$0.0000	$0.0000	$0.0296

August 2025	$0.0404	$0.0000	$0.0000	$0.0404

September 2025	$0.0219	$0.0000	$0.0000	$0.0219

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0569	$0.0000	$0.0000	$0.0569

May 2025	$0.0312	$0.0000	$0.0000	$0.0312

June 2025	$0.0366	$0.0000	$0.0000	$0.0366

July 2025	$0.0287	$0.0000	$0.0000	$0.0287

August 2025	$0.0395	$0.0000	$0.0000	$0.0395

September 2025	$0.0211	$0.0000	$0.0000	$0.0211

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	155

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0565	$0.0000	$0.0000	$0.0565

May 2025	$0.0308	$0.0000	$0.0000	$0.0308

June 2025	$0.0362	$0.0000	$0.0000	$0.0362

July 2025	$0.0283	$0.0000	$0.0000	$0.0283

August 2025	$0.0391	$0.0000	$0.0000	$0.0391

September 2025	$0.0207	$0.0000	$0.0000	$0.0207

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0557	$0.0000	$0.0000	$0.0557

May 2025	$0.0299	$0.0000	$0.0000	$0.0299

June 2025	$0.0354	$0.0000	$0.0000	$0.0354

July 2025	$0.0274	$0.0000	$0.0000	$0.0274

August 2025	$0.0381	$0.0000	$0.0000	$0.0381

September 2025	$0.0199	$0.0000	$0.0000	$0.0199

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0544	$0.0000	$0.0000	$0.0544

May 2025	$0.0285	$0.0000	$0.0000	$0.0285

June 2025	$0.0342	$0.0000	$0.0000	$0.0342

July 2025	$0.0261	$0.0000	$0.0000	$0.0261

August 2025	$0.0367	$0.0000	$0.0000	$0.0367

September 2025	$0.0186	$0.0000	$0.0000	$0.0186

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0502	$0.0000	$0.0000	$0.0502

May 2025	$0.0241	$0.0000	$0.0000	$0.0241

June 2025	$0.0302	$0.0000	$0.0000	$0.0302

July 2025	$0.0217	$0.0000	$0.0000	$0.0217

August 2025	$0.0322	$0.0000	$0.0000	$0.0322

September 2025	$0.0144	$0.0000	$0.0000	$0.0144

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0523	$0.0000	$0.0000	$0.0523

May 2025	$0.0263	$0.0000	$0.0000	$0.0263

June 2025	$0.0322	$0.0000	$0.0000	$0.0322

July 2025	$0.0239	$0.0000	$0.0000	$0.0239

August 2025	$0.0345	$0.0000	$0.0000	$0.0345

September 2025	$0.0165	$0.0000	$0.0000	$0.0165

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.1550	$0.0000	$0.0000	$0.1550

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.1404	$0.0000	$0.0000	$0.1404

156	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.1345	$0.0000	$0.0000	$0.1345

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.1218	$0.0000	$0.0000	$0.1218

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0820	$0.0000	$0.0000	$0.0820

PIMCO CommoditiesPLUS® Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0479	$0.0000	$0.0000	$0.0479

September 2025	$0.0427	$0.0000	$0.0000	$0.0427

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0469	$0.0000	$0.0000	$0.0469

September 2025	$0.0412	$0.0000	$0.0000	$0.0412

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0462	$0.0000	$0.0000	$0.0462

September 2025	$0.0410	$0.0000	$0.0000	$0.0410

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0420	$0.0000	$0.0000	$0.0420

September 2025	$0.0355	$0.0000	$0.0000	$0.0355

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0359	$0.0000	$0.0000	$0.0359

September 2025	$0.0266	$0.0000	$0.0000	$0.0266

PIMCO CommodityRealReturn Strategy Fund®
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3662	$0.0000	$0.0000	$0.3662

September 2025	$0.3705	$0.0000	$0.0000	$0.3705

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3636	$0.0000	$0.0000	$0.3636

September 2025	$0.3678	$0.0000	$0.0000	$0.3678

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	157

Distribution Information	(Cont.)	(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3622	$0.0000	$0.0000	$0.3622

September 2025	$0.3658	$0.0000	$0.0000	$0.3658

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3602	$0.0000	$0.0000	$0.3602

September 2025	$0.3630	$0.0000	$0.0000	$0.3630

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3548	$0.0000	$0.0000	$0.3548

September 2025	$0.3567	$0.0000	$0.0000	$0.3567

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3397	$0.0000	$0.0000	$0.3397

September 2025	$0.3367	$0.0000	$0.0000	$0.3367

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.3496	$0.0000	$0.0000	$0.3496

September 2025	$0.3498	$0.0000	$0.0000	$0.3498

PIMCO Inflation Response Multi-Asset Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0714	$0.0000	$0.0000	$0.0714

September 2025	$0.0589	$0.0000	$0.0000	$0.0589

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0698	$0.0000	$0.0000	$0.0698

September 2025	$0.0570	$0.0000	$0.0000	$0.0570

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0691	$0.0000	$0.0000	$0.0691

September 2025	$0.0559	$0.0000	$0.0000	$0.0559

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0642	$0.0000	$0.0000	$0.0642

September 2025	$0.0490	$0.0000	$0.0000	$0.0490

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

158	PIMCO REAL RETURN STRATEGY FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

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Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

160	PIMCO REAL RETURN STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

162	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in

164	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group,

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

166	PIMCO REAL RETURN STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSREALRTNFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”). Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO SHORT DURATION STRATEGY FUNDS

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	—	05/13/16	05/14/09	05/14/09	—	—	Diversified
PIMCO Low Duration Fund	05/11/87	05/11/87	—	04/30/08	04/27/18	01/03/95	01/13/97	01/13/97	10/21/20	12/31/02	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	—	02/02/98	—	—	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	—	—	—	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	04/27/18	05/31/12	05/31/12	—	—	—	Diversified
PIMCO Short-Term Fund	10/07/87	10/07/87	—	04/30/08	04/27/18	02/01/96	01/20/97	01/20/97	—	12/31/02	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds, other than the PIMCO Government Money Market Fund, file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’, other than the PIMCO Government Money Market Fund, complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. The PIMCO Government Money Market Fund files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. The PIMCO Government Money Market Fund’s complete schedule of portfolio holdings as of the end of each month will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO SHORT DURATION STRATEGY FUNDS

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class

04/01/2025 - 09/30/2025+	$1.00	$0.02	$0.00	$0.02	$(0.02)	$0.00	$0.00	$(0.02)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class M

04/01/2025 - 09/30/2025+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
I-2

04/01/2025 - 09/30/2025+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class

04/01/2025 - 09/30/2025+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A

04/01/2025 - 09/30/2025+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.03	(0.01)	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C

04/01/2025 - 09/30/2025+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2025	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2024	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00	(0.05)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

PIMCO Low Duration Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.31	$0.20	$0.04	$0.24	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2025	9.16	0.40	0.14	0.54	(0.38)	0.00	(0.01)	(0.39)

03/31/2024	9.15	0.40	(0.02)	0.38	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.50	0.24	(0.33)	(0.09)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.93	0.07	(0.42)	(0.35)	(0.05)	0.00	(0.03)	(0.08)

03/31/2021	9.73	0.10	0.24	0.34	(0.14)	0.00	0.00	(0.14)
I-2

04/01/2025 - 09/30/2025+	9.31	0.20	0.03	0.23	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.16	0.39	0.14	0.53	(0.37)	0.00	(0.01)	(0.38)

03/31/2024	9.15	0.39	(0.02)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.09	0.24	0.33	(0.13)	0.00	0.00	(0.13)

6	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$1.00	2.15%	$1,515,076	0.18	%*	0.18	%*	0.18	%*	0.18	%*	4.24	%*	N/A

1.00	4.95	1,370,681	0.18		0.18		0.18		0.18		4.85		N/A

1.00	5.26	618,619	0.18		0.18		0.18		0.18		5.16		N/A

1.00	2.59	808,072	0.19		0.19		0.19		0.19		2.68		N/A

1.00	0.01	468,163	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	600,787	0.14		0.18		0.14		0.18		0.00		N/A

1.00	2.15	650,374	0.18	*	0.18	*	0.18	*	0.18	*	4.24	*	N/A

1.00	4.95	341,747	0.18		0.18		0.18		0.18		4.98		N/A

1.00	5.26	452,897	0.18		0.18		0.18		0.18		5.18		N/A

1.00	2.59	263,410	0.19		0.19		0.19		0.19		2.45		N/A

1.00	0.01	245,324	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	319,831	0.15		0.18		0.15		0.18		0.00		N/A

1.00	2.10	10,606	0.28	*	0.28	*	0.28	*	0.28	*	4.15	*	N/A

1.00	4.85	17,751	0.28		0.28		0.28		0.28		4.75		N/A

1.00	5.15	18,995	0.28		0.28		0.28		0.28		5.09		N/A

1.00	2.49	14,995	0.29		0.29		0.29		0.29		2.36		N/A

1.00	0.01	13,610	0.07		0.28		0.07		0.28		0.00		N/A

1.00	0.02	13,508	0.15		0.28		0.15		0.28		0.00		N/A

1.00	2.15	41,752	0.18	*	0.18	*	0.18	*	0.18	*	4.25	*	N/A

1.00	4.95	84,382	0.18		0.18		0.18		0.18		4.65		N/A

1.00	5.26	32,276	0.18		0.18		0.18		0.18		5.02		N/A

1.00	2.59	192,735	0.19		0.19		0.19		0.19		2.35		N/A

1.00	0.01	72,795	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	35,062	0.15		0.18		0.15		0.18		0.00		N/A

1.00	2.07	2,821,829	0.33	*	0.33	*	0.33	*	0.33	*	4.10	*	N/A

1.00	4.80	2,589,956	0.33		0.33		0.33		0.33		4.63		N/A

1.00	5.10	1,490,557	0.33		0.33		0.33		0.33		5.05		N/A

1.00	2.44	765,348	0.34		0.34		0.34		0.34		2.59		N/A

1.00	0.01	470,297	0.07		0.33		0.07		0.33		0.00		N/A

1.00	0.02	592,346	0.15		0.33		0.15		0.33		0.00		N/A

1.00	2.07	50,977	0.33	*	0.33	*	0.33	*	0.33	*	4.10	*	N/A

1.00	4.80	58,110	0.33		0.33		0.33		0.33		4.67		N/A

1.00	5.10	61,216	0.33		0.33		0.33		0.33		5.04		N/A

1.00	2.44	33,380	0.34		0.34		0.34		0.34		2.45		N/A

1.00	0.01	30,409	0.07		0.33		0.07		0.33		0.00		N/A

1.00	0.02	109,750	0.14		0.33		0.14		0.33		0.00		N/A

$9.35	2.60%	$4,651,803	0.47	%*	0.47	%*	0.46	%*	0.46	%*	4.29	%*	224%

9.31	5.98	5,424,052	0.48		0.48		0.46		0.46		4.32		497

9.16	4.27	4,619,872	0.50		0.50		0.46		0.46		4.40		360

9.15	(0.89)	4,937,764	0.48		0.48		0.46		0.46		2.56		259

9.50	(3.50)	5,661,777	0.46		0.46		0.46		0.46		0.76		421

9.93	3.49	5,058,709	0.46		0.46		0.46		0.46		0.99		486

9.35	2.55	558,229	0.57	*	0.57	*	0.56	*	0.56	*	4.19	*	224

9.31	5.88	550,513	0.58		0.58		0.56		0.56		4.23		497

9.16	4.17	623,372	0.60		0.60		0.56		0.56		4.29		360

9.15	(0.99)	710,362	0.58		0.58		0.56		0.56		2.11		259

9.50	(3.60)	2,160,225	0.56		0.56		0.56		0.56		0.66		421

9.93	3.39	2,030,455	0.56		0.56		0.56		0.56		0.90		486

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Fund (Cont.)
I-3

04/01/2025 - 09/30/2025+	$9.31	$0.19	$0.04	$0.23	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2025	9.16	0.39	0.13	0.52	(0.36)	0.00	(0.01)	(0.37)

03/31/2024	9.15	0.38	(0.01)	0.37	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.08	0.24	0.32	(0.12)	0.00	0.00	(0.12)
Administrative Class

04/01/2025 - 09/30/2025+	9.31	0.19	0.04	0.23	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.16	0.38	0.13	0.51	(0.35)	0.00	(0.01)	(0.36)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.22	(0.33)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.08	0.23	0.31	(0.11)	0.00	0.00	(0.11)
Class A

04/01/2025 - 09/30/2025+	9.31	0.19	0.04	0.23	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.16	0.37	0.14	0.51	(0.35)	0.00	(0.01)	(0.36)

03/31/2024	9.15	0.37	(0.01)	0.36	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.50	0.21	(0.32)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.07	0.24	0.31	(0.11)	0.00	0.00	(0.11)
Class C

04/01/2025 - 09/30/2025+	9.31	0.17	0.04	0.21	(0.17)	0.00	0.00	(0.17)

03/31/2025	9.16	0.34	0.14	0.48	(0.32)	0.00	(0.01)	(0.33)

03/31/2024	9.15	0.34	(0.02)	0.32	(0.31)	0.00	0.00	(0.31)

03/31/2023	9.50	0.17	(0.32)	(0.15)	(0.20)	0.00	0.00	(0.20)

03/31/2022	9.93	0.01	(0.42)	(0.41)	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	9.73	0.04	0.23	0.27	(0.07)	0.00	0.00	(0.07)
Class C-2

04/01/2025 - 09/30/2025	9.31	0.16	0.04	0.20	(0.16)	0.00	0.00	(0.16)

03/31/2025	9.16	0.32	0.14	0.46	(0.30)	0.00	(0.01)	(0.31)

03/31/2024	9.15	0.32	(0.01)	0.31	(0.30)	0.00	0.00	(0.30)

03/31/2023	9.50	0.18	(0.34)	(0.16)	(0.19)	0.00	0.00	(0.19)

03/31/2022	9.93	(0.01)	(0.42)	(0.43)	0.00	0.00	0.00	0.00

10/21/2020 - 03/31/2021	9.93	0.00	0.01	0.01	(0.01)	0.00	0.00	(0.01)
Class R

04/01/2025 - 09/30/2025+	9.31	0.17	0.04	0.21	(0.17)	0.00	0.00	(0.17)

03/31/2025	9.16	0.35	0.13	0.48	(0.32)	0.00	(0.01)	(0.33)

03/31/2024	9.15	0.34	(0.01)	0.33	(0.32)	0.00	0.00	(0.32)

03/31/2023	9.50	0.17	(0.31)	(0.14)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.93	0.02	(0.42)	(0.40)	(0.02)	0.00	(0.01)	(0.03)

03/31/2021	9.73	0.04	0.24	0.28	(0.08)	0.00	0.00	(0.08)

PIMCO Low Duration Fund II
Institutional Class

04/01/2025 - 09/30/2025+	$9.31	$0.18	$0.05	$0.23	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2025	9.17	0.36	0.14	0.50	(0.36)	0.00	0.00	(0.36)

03/31/2024	9.22	0.37	(0.05)	0.32	(0.37)	0.00	0.00	(0.37)

03/31/2023	9.49	0.22	(0.26)	(0.04)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.87	0.02	(0.38)	(0.36)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.75	0.06	0.14	0.20	(0.08)	0.00	0.00	(0.08)
Administrative Class

04/01/2025 - 09/30/2025+	9.31	0.17	0.05	0.22	(0.17)	0.00	0.00	(0.17)

03/31/2025	9.17	0.34	0.14	0.48	(0.34)	0.00	0.00	(0.34)

03/31/2024	9.22	0.35	(0.05)	0.30	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.49	0.20	(0.26)	(0.06)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.87	(0.01)	(0.37)	(0.38)	0.00	0.00	0.00	0.00

03/31/2021	9.75	0.03	0.15	0.18	(0.06)	0.00	0.00	(0.06)

8	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.35	2.53%	$29,102	0.62	%*	0.67	%*	0.61	%*	0.66	%*	4.14	%*	224%

9.31	5.83	28,176	0.63		0.68		0.61		0.66		4.19		497

9.16	4.12	30,048	0.65		0.70		0.61		0.66		4.24		360

9.15	(1.04)	34,342	0.63		0.68		0.61		0.66		2.17		259

9.50	(3.65)	67,416	0.61		0.66		0.61		0.66		0.61		421

9.93	3.34	48,024	0.61		0.66		0.61		0.66		0.86		486

9.35	2.47	18,267	0.72	*	0.72	*	0.71	*	0.71	*	4.04	*	224

9.31	5.72	19,489	0.73		0.73		0.71		0.71		4.07		497

9.16	4.01	19,618	0.75		0.75		0.71		0.71		4.14		360

9.15	(1.14)	26,326	0.73		0.73		0.71		0.71		2.37		259

9.50	(3.74)	28,891	0.71		0.71		0.71		0.71		0.50		421

9.93	3.23	41,296	0.71		0.71		0.71		0.71		0.76		486

9.35	2.45	501,867	0.76	*	0.76	*	0.75	*	0.75	*	4.00	*	224

9.31	5.68	514,395	0.77		0.77		0.75		0.75		4.04		497

9.16	3.97	568,065	0.79		0.79		0.75		0.75		4.11		360

9.15	(1.18)	649,202	0.77		0.77		0.75		0.75		2.23		259

9.50	(3.78)	858,919	0.75		0.75		0.75		0.75		0.46		421

9.93	3.19	1,080,190	0.75		0.75		0.75		0.75		0.70		486

9.35	2.27	18,450	1.11	*	1.11	*	1.10	*	1.10	*	3.65	*	224

9.31	5.31	19,556	1.12		1.12		1.10		1.10		3.69		497

9.16	3.61	23,899	1.14		1.14		1.10		1.10		3.75		360

9.15	(1.52)	34,741	1.12		1.12		1.10		1.10		1.87		259

9.50	(4.12)	49,234	1.10		1.10		1.10		1.10		0.10		421

9.93	2.83	71,439	1.10		1.10		1.10		1.10		0.40		486

9.35	2.17	996	1.31	*	1.31	*	1.30	*	1.30	*	3.45	*	224

9.31	5.10	1,104	1.32		1.32		1.30		1.30		3.48		497

9.16	3.40	855	1.34		1.34		1.30		1.30		3.57		360

9.15	(1.72)	736	1.32		1.32		1.30		1.30		1.91		259

9.50	(4.31)	491	1.30		1.30		1.30		1.30		(0.08)		421

9.93	0.07	329	1.30	*	1.30	*	1.30	*	1.30	*	(0.07	)*	486

9.35	2.30	74,052	1.06	*	1.06	*	1.05	*	1.05	*	3.70	*	224

9.31	5.36	75,797	1.07		1.07		1.05		1.05		3.74		497

9.16	3.66	82,231	1.09		1.09		1.05		1.05		3.81		360

9.15	(1.47)	89,948	1.07		1.07		1.05		1.05		1.88		259

9.50	(4.07)	116,879	1.05		1.05		1.05		1.05		0.17		421

9.93	2.88	111,872	1.05		1.05		1.05		1.05		0.41		486

$9.36	2.48%	$277,189	0.52	%*	0.52	%*	0.50	%*	0.50	%*	3.81	%*	203%

9.31	5.61	263,477	0.51		0.51		0.50		0.50		3.94		322

9.17	3.54	312,375	0.52		0.52		0.50		0.50		4.12		270

9.22	(0.37)	300,041	0.51		0.51		0.50		0.50		2.38		353

9.49	(3.62)	338,497	0.50		0.50		0.50		0.50		0.17		500

9.87	2.09	431,289	0.50		0.50		0.50		0.50		0.56		524

9.36	2.35	10,197	0.77	*	0.77	*	0.75	*	0.75	*	3.56	*	203

9.31	5.35	10,118	0.76		0.76		0.75		0.75		3.68		322

9.17	3.28	9,444	0.77		0.77		0.75		0.75		3.87		270

9.22	(0.65)	9,171	0.76		0.76		0.75		0.75		2.15		353

9.49	(3.82)	9,468	0.75		0.75		0.75		0.75		(0.08)		500

9.87	1.84	10,077	0.75		0.75		0.75		0.75		0.31		524

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration ESG Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.19	$0.17	$0.05	$0.22	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2025	8.98	0.34	0.19	0.53	(0.32)	0.00	0.00	(0.32)

03/31/2024	8.92	0.31	0.04	0.35	(0.26)	0.00	(0.03)	(0.29)

03/31/2023	9.24	0.19	(0.26)	(0.07)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.69	0.08	(0.45)	(0.37)	(0.06)	0.00	(0.02)	(0.08)

03/31/2021	9.51	0.08	0.20	0.28	(0.10)	0.00	0.00	(0.10)
I-2

04/01/2025 - 09/30/2025+	9.19	0.17	0.04	0.21	(0.16)	0.00	0.00	(0.16)

03/31/2025	8.98	0.33	0.19	0.52	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.92	0.31	0.03	0.34	(0.25)	0.00	(0.03)	(0.28)

03/31/2023	9.24	0.19	(0.27)	(0.08)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.69	0.07	(0.45)	(0.38)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.51	0.07	0.20	0.27	(0.09)	0.00	0.00	(0.09)

PIMCO Short Asset Investment Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.95	$0.21	$0.03	$0.24	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2025	9.93	0.49	0.03	0.52	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.24	(0.02)	0.22	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)
Class M

04/01/2025 - 09/30/2025+	9.95	0.21	0.03	0.24	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.93	0.49	0.03	0.52	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.84	0.51	0.09	0.60	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.88	0.22	(0.03)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)
I-2

04/01/2025 - 09/30/2025+	9.95	0.21	0.03	0.24	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.93	0.48	0.03	0.51	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.24	(0.03)	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.03	(0.11)	(0.08)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.76	0.06	0.24	0.30	(0.06)	0.00	0.00	(0.06)
I-3

04/01/2025 - 09/30/2025+	9.95	0.21	0.02	0.23	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.93	0.48	0.02	0.50	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.84	0.50	0.09	0.59	(0.50)	0.00	0.00	(0.50)

03/31/2023	9.88	0.21	0.00	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.04	(0.13)	(0.09)	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.76	0.04	0.26	0.30	(0.06)	0.00	0.00	(0.06)
Administrative Class

04/01/2025 - 09/30/2025+	9.95	0.20	0.03	0.23	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.93	0.47	0.02	0.49	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.84	0.48	0.09	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.20	(0.01)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.02	(0.12)	(0.10)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.76	0.09	0.20	0.29	(0.05)	0.00	0.00	(0.05)
Class A

04/01/2025 - 09/30/2025+	9.95	0.20	0.02	0.22	(0.20)	0.00	0.00	(0.20)

03/31/2025	9.93	0.46	0.02	0.48	(0.46)	0.00	0.00	(0.46)

03/31/2024	9.84	0.47	0.10	0.57	(0.48)	0.00	0.00	(0.48)

03/31/2023	9.88	0.21	(0.02)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.01	(0.12)	(0.11)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.76	0.03	0.25	0.28	(0.04)	0.00	0.00	(0.04)

10	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.24	2.39%	$272,726	0.51	%*	0.51	%*	0.50	%*	0.50	%*	3.72	%*	52%

9.19	6.04	248,914	0.52		0.52		0.50		0.50		3.76		80

8.98	4.01	250,416	0.61		0.61		0.50		0.50		3.56		245

8.92	(0.70)	298,401	0.52		0.52		0.50		0.50		2.15		322

9.24	(3.81)	322,801	0.50		0.50		0.50		0.50		0.84		219

9.69	2.92	338,942	0.50		0.50		0.50		0.50		0.80		387

9.24	2.34	66,805	0.61	*	0.61	*	0.60	*	0.60	*	3.62	*	52

9.19	5.93	61,944	0.62		0.62		0.60		0.60		3.66		80

8.98	3.91	72,819	0.71		0.71		0.60		0.60		3.46		245

8.92	(0.80)	106,520	0.62		0.62		0.60		0.60		2.06		322

9.24	(3.91)	118,436	0.60		0.60		0.60		0.60		0.74		219

9.69	2.82	103,531	0.60		0.60		0.60		0.60		0.74		387

$9.97	2.46%	$1,899,442	0.38	%*	0.38	%*	0.34	%*	0.34	%*	4.26	%*	35%

9.95	5.32	1,685,475	0.39		0.39		0.34		0.34		4.98		86

9.93	6.28	2,163,183	0.36		0.36		0.34		0.34		5.18		77

9.84	2.27	2,476,229	0.36		0.36		0.35		0.35		2.42		95

9.88	(0.73)	2,772,603	0.35		0.35		0.35		0.35		0.42		112

10.00	3.20	4,275,170	0.34		0.34		0.34		0.34		0.66		89

9.97	2.47	11	0.38	*	0.38	*	0.34	*	0.34	*	4.28	*	35

9.95	5.33	11	0.39		0.39		0.34		0.34		4.95		86

9.93	6.27	11	0.36		0.36		0.34		0.34		5.18		77

9.84	1.98	10	0.36		0.36		0.35		0.35		2.18		95

9.88	(0.73)	7,718	0.35		0.35		0.35		0.35		0.44		112

10.00	3.20	7,777	0.34		0.34		0.34		0.34		0.70		89

9.97	2.40	173,353	0.48	*	0.48	*	0.44	*	0.44	*	4.17	*	35

9.95	5.22	228,603	0.49		0.49		0.44		0.44		4.82		86

9.93	6.18	161,856	0.46		0.46		0.44		0.44		5.08		77

9.84	2.16	181,277	0.46		0.46		0.45		0.45		2.44		95

9.88	(0.83)	224,354	0.45		0.45		0.45		0.45		0.32		112

10.00	3.09	352,285	0.44		0.44		0.44		0.44		0.61		89

9.97	2.38	24,979	0.53	*	0.58	*	0.49	*	0.54	*	4.13	*	35

9.95	5.17	19,957	0.54		0.59		0.49		0.54		4.79		86

9.93	6.13	15,184	0.51		0.56		0.49		0.54		5.09		77

9.84	2.11	22,656	0.51		0.56		0.50		0.55		2.13		95

9.88	(0.88)	19,500	0.50		0.55		0.50		0.55		0.42		112

10.00	3.04	1,129	0.49		0.54		0.49		0.54		0.42		89

9.97	2.33	554	0.63	*	0.63	*	0.59	*	0.59	*	4.01	*	35

9.95	5.06	550	0.64		0.64		0.59		0.59		4.69		86

9.93	5.97	474	0.61		0.61		0.59		0.59		4.92		77

9.84	1.99	505	0.61		0.61		0.60		0.60		2.01		95

9.88	(0.98)	1,492	0.60		0.60		0.60		0.60		0.17		112

10.00	2.94	2,406	0.59		0.59		0.59		0.59		0.87		89

9.97	2.28	103,749	0.73	*	0.73	*	0.69	*	0.69	*	3.91	*	35

9.95	4.95	101,369	0.74		0.74		0.69		0.69		4.61		86

9.93	5.93	105,584	0.69		0.71		0.67		0.69		4.82		77

9.84	1.94	155,144	0.71		0.71		0.70		0.70		2.08		95

9.88	(1.08)	240,291	0.70		0.70		0.70		0.70		0.07		112

10.00	2.84	461,899	0.69		0.69		0.69		0.69		0.34		89

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.67	$0.23	$0.01	$0.24	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2025	9.63	0.48	0.05	0.53	(0.44)	0.00	(0.05)	(0.49)

03/31/2024	9.46	0.48	0.16	0.64	(0.44)	0.00	(0.03)	(0.47)

03/31/2023	9.64	0.23	(0.03)	0.20	(0.38)	0.00	0.00	(0.38)

03/31/2022	9.84	0.08	(0.22)	(0.14)	(0.06)	0.00	0.00	(0.06)

03/31/2021	9.49	0.11	0.38	0.49	(0.14)	0.00	0.00	(0.14)
I-2

04/01/2025 - 09/30/2025+	9.67	0.23	0.01	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2025	9.63	0.47	0.05	0.52	(0.43)	0.00	(0.05)	(0.48)

03/31/2024	9.46	0.47	0.16	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.22	(0.03)	0.19	(0.37)	0.00	0.00	(0.37)

03/31/2022	9.84	0.07	(0.22)	(0.15)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.49	0.11	0.37	0.48	(0.13)	0.00	0.00	(0.13)
I-3

04/01/2025 - 09/30/2025+	9.67	0.22	0.02	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2025	9.63	0.47	0.05	0.52	(0.43)	0.00	(0.05)	(0.48)

03/31/2024	9.46	0.46	0.17	0.63	(0.43)	0.00	(0.03)	(0.46)

03/31/2023	9.64	0.24	(0.06)	0.18	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.84	0.06	(0.21)	(0.15)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.49	0.10	0.38	0.48	(0.13)	0.00	0.00	(0.13)
Administrative Class

04/01/2025 - 09/30/2025+	9.67	0.22	0.01	0.23	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.63	0.46	0.05	0.51	(0.42)	0.00	(0.05)	(0.47)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.49	0.13	0.34	0.47	(0.12)	0.00	0.00	(0.12)
Class A

04/01/2025 - 09/30/2025+	9.67	0.22	0.01	0.23	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.63	0.46	0.05	0.51	(0.42)	0.00	(0.05)	(0.47)

03/31/2024	9.46	0.45	0.17	0.62	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.49	0.09	0.38	0.47	(0.12)	0.00	0.00	(0.12)
Class C

04/01/2025 - 09/30/2025+	9.67	0.20	0.02	0.22	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.63	0.43	0.05	0.48	(0.39)	0.00	(0.05)	(0.44)

03/31/2024	9.46	0.42	0.17	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.18	(0.04)	0.14	(0.32)	0.00	0.00	(0.32)

03/31/2022	9.84	0.02	(0.21)	(0.19)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.49	0.06	0.38	0.44	(0.09)	0.00	0.00	(0.09)
Class R

04/01/2025 - 09/30/2025+	9.67	0.21	0.01	0.22	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.63	0.44	0.04	0.48	(0.39)	0.00	(0.05)	(0.44)

03/31/2024	9.46	0.43	0.16	0.59	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	9.64	0.20	(0.05)	0.15	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.84	0.03	(0.22)	(0.19)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.49	0.07	0.37	0.44	(0.09)	0.00	0.00	(0.09)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

12	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.68	2.56%	$6,512,800	0.57	%*	0.57	%*	0.45	%*	0.45	%*	4.76	%*	50%

9.67	5.65	6,784,844	0.49		0.49		0.45		0.45		5.02		108

9.63	6.93	7,488,965	0.48		0.48		0.45		0.45		5.01		78

9.46	2.09	7,946,218	0.47		0.47		0.45		0.45		2.42		62

9.64	(1.41)	12,139,504	0.45		0.45		0.45		0.45		0.78		93

9.84	5.21	10,965,709	0.47		0.47		0.45		0.45		1.14		94

9.68	2.51	2,039,884	0.67	*	0.67	*	0.55	*	0.55	*	4.66	*	50

9.67	5.55	2,010,990	0.59		0.59		0.55		0.55		4.92		108

9.63	6.82	2,099,340	0.58		0.58		0.55		0.55		4.91		78

9.46	1.99	2,392,831	0.57		0.57		0.55		0.55		2.34		62

9.64	(1.51)	2,915,639	0.55		0.55		0.55		0.55		0.67		93

9.84	5.10	3,150,987	0.57		0.57		0.55		0.55		1.07		94

9.68	2.49	87,919	0.72	*	0.77	*	0.60	*	0.65	*	4.61	*	50

9.67	5.51	87,240	0.64		0.69		0.60		0.65		4.86		108

9.63	6.78	63,136	0.63		0.68		0.60		0.65		4.86		78

9.46	1.94	74,739	0.62		0.67		0.60		0.65		2.50		62

9.64	(1.56)	44,897	0.60		0.65		0.60		0.65		0.62		93

9.84	5.05	50,189	0.62		0.67		0.60		0.65		1.01		94

9.68	2.43	14,824	0.82	*	0.82	*	0.70	*	0.70	*	4.51	*	50

9.67	5.39	15,515	0.74		0.74		0.70		0.70		4.78		108

9.63	6.66	17,564	0.73		0.73		0.70		0.70		4.75		78

9.46	1.84	21,559	0.72		0.72		0.70		0.70		2.21		62

9.64	(1.66)	23,672	0.70		0.70		0.70		0.70		0.52		93

9.84	4.94	28,626	0.72		0.72		0.70		0.70		1.38		94

9.68	2.43	699,132	0.82	*	0.82	*	0.70	*	0.70	*	4.51	*	50

9.67	5.39	736,386	0.74		0.74		0.70		0.70		4.77		108

9.63	6.66	771,094	0.73		0.73		0.70		0.70		4.75		78

9.46	1.84	962,000	0.72		0.72		0.70		0.70		2.15		62

9.64	(1.66)	1,436,600	0.70		0.70		0.70		0.70		0.52		93

9.84	4.94	1,681,053	0.72		0.72		0.70		0.70		0.92		94

9.68	2.28	59,484	1.12	*	1.12	*	1.00	*	1.00	*	4.21	*	50

9.67	5.08	56,397	1.04		1.04		1.00		1.00		4.46		108

9.63	6.34	52,946	1.03		1.03		1.00		1.00		4.45		78

9.46	1.53	64,350	1.02		1.02		1.00		1.00		1.92		62

9.64	(1.95)	76,762	1.00		1.00		1.00		1.00		0.21		93

9.84	4.63	102,373	1.02		1.02		1.00		1.00		0.66		94

9.68	2.30	94,413	1.07	*	1.07	*	0.95	*	0.95	*	4.26	*	50

9.67	5.13	98,254	0.99		0.99		0.95		0.95		4.53		108

9.63	6.40	121,168	0.98		0.98		0.95		0.95		4.49		78

9.46	1.58	158,601	0.97		0.97		0.95		0.95		2.06		62

9.64	(1.90)	140,966	0.95		0.95		0.95		0.95		0.28		93

9.84	4.68	110,040	0.97		0.97		0.95		0.95		0.69		94

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Assets:

Investments, at value
Investments in securities*	$7,324,000	$6,740,682	$331,513	$433,297	$2,100,575	$10,962,548
Investments in Affiliates	0	817,683	43,164	0	153,607	287,370
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	3,694	152	219	275	3,822
Over the counter	0	5,694	31	78	0	11,606
Cash	10,889	0	0	996	131	3
Deposits with counterparty	0	20,473	3,173	3,003	19,935	85,899
Foreign currency, at value	0	9,142	0	754	0	7,162
Receivable for investments sold	0	1,047	21	60	111	30,206
Receivable for investments sold on a delayed-delivery basis	0	45	0	2	0	0
Receivable for TBA investments sold	0	3,325,086	122,784	55,185	0	382,352
Receivable for Fund shares sold	78,278	18,934	11	139	2,362	7,787
Interest and/or dividends receivable	598	25,378	1,067	1,810	11,067	50,649
Dividends receivable from Affiliates	0	2,824	164	0	578	1,041
Reimbursement receivable from PIMCO	2	1	0	0	1	4
Total Assets	7,413,767	10,970,683	502,080	495,543	2,288,642	11,830,449

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$1,344
Payable for short sales	0	529,080	21,691	13,675	0	99,810
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	379	15	18	464	3,672
Over the counter	0	21,436	4	194	0	27,290
Payable for investments purchased	2,300,000	776,322	54,952	89,500	79,694	1,356,867
Payable for investments in Affiliates purchased	0	70,623	170	0	599	1,079
Payable for TBA investments purchased	0	3,700,948	137,554	51,955	0	798,744
Deposits from counterparty	4,760	5,964	0	0	0	9,152
Payable for Fund shares redeemed	16,345	9,250	134	457	5,105	18,390
Distributions payable	1,051	884	54	77	85	1,840
Overdraft due to custodian	0	605	4	0	0	0
Accrued investment advisory fees	436	1,203	57	65	330	1,901
Accrued supervisory and administrative fees	561	1,081	57	71	256	1,697
Accrued distribution fees	0	23	2	0	0	36
Accrued servicing fees	0	119	0	0	21	171
Total Liabilities	2,323,153	5,117,917	214,694	156,012	86,554	2,321,993

Commitments and Contingent Liabilities^

Net Assets	$5,090,614	$5,852,766	$287,386	$339,531	$2,202,088	$9,508,456

Net Assets Consist of:
Paid in capital	$5,090,669	$6,704,283	$311,376	$361,890	$2,267,329	$9,948,231
Distributable earnings (accumulated loss)	(55)	(851,517)	(23,990)	(22,359)	(65,241)	(439,775)

Net Assets	$5,090,614	$5,852,766	$287,386	$339,531	$2,202,088	$9,508,456

Cost of investments in securities	$7,324,000	$6,793,663	$334,352	$435,214	$2,107,262	$10,950,739
Cost of investments in Affiliates	$0	$814,362	$42,693	$0	$153,397	$287,181
Cost of foreign currency held	$0	$9,124	$0	$757	$0	$7,412
Proceeds received on short sales	$0	$533,832	$21,867	$13,807	$0	$100,111
Cost or premiums of financial derivative instruments, net	$0	$2,346	$641	$880	$(520)	$(4,653)

* Includes repurchase agreements of:	$7,324,000	$1,628,200	$112,000	$190,100	$96,400	$220,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Net Assets:

Institutional Class	$1,515,076	$4,651,803	$277,189	$272,726	$1,899,442	$6,512,800
Class M	650,374	N/A	N/A	N/A	11	N/A
I-2	10,606	558,229	N/A	66,805	173,353	2,039,884
I-3	N/A	29,102	N/A	N/A	24,979	87,919
Administrative Class	41,752	18,267	10,197	N/A	554	14,824
Class A	2,821,829	501,867	N/A	N/A	103,749	699,132
Class C	50,977	18,450	N/A	N/A	N/A	59,484
Class C-2	N/A	996	N/A	N/A	N/A	N/A
Class R	N/A	74,052	N/A	N/A	N/A	94,413

Shares Issued and Outstanding:

Institutional Class	1,515,102	497,719	29,607	29,521	190,428	673,144
Class M	650,374	N/A	N/A	N/A	1	N/A
I-2	10,606	59,727	N/A	7,231	17,379	210,837
I-3	N/A	3,114	N/A	N/A	2,505	9,087
Administrative Class	41,755	1,954	1,089	N/A	56	1,532
Class A	2,821,858	53,697	N/A	N/A	10,401	72,261
Class C	50,980	1,974	N/A	N/A	N/A	6,148
Class C-2	N/A	107	N/A	N/A	N/A	N/A
Class R	N/A	7,923	N/A	N/A	N/A	9,758

Net Asset Value Per Share Outstanding(a):
Institutional Class	$1.00	$9.35	$9.36	$9.24	$9.97	$9.68
Class M	1.00	N/A	N/A	N/A	9.97	N/A
I-2	1.00	9.35	N/A	9.24	9.97	9.68
I-3	N/A	9.35	N/A	N/A	9.97	9.68
Administrative Class	1.00	9.35	9.36	N/A	9.97	9.68
Class A	1.00	9.35	N/A	N/A	9.97	9.68
Class C	1.00	9.35	N/A	N/A	N/A	9.68
Class C-2	N/A	9.35	N/A	N/A	N/A	N/A
Class R	N/A	9.35	N/A	N/A	N/A	9.68

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Investment Income:

Interest, net of foreign taxes*	$95,246	$132,079	$4,903	$6,663	$42,765	$254,560
Dividends	0	64	17	0	0	230
Dividends from Investments in Affiliates	0	20,918	1,025	0	2,632	1,876
Total Income	95,246	153,061	5,945	6,663	45,397	256,666

Expenses:
Investment advisory fees	2,584	8,048	343	393	1,952	12,049
Supervisory and administrative fees	3,359	7,209	343	425	1,533	10,738
Distribution and/or servicing fees - Administrative Class	0	24	12	N/A	1	19
Distribution and/or servicing fees - Class A	0	634	N/A	N/A	131	905
Distribution and/or servicing fees - Class C	0	52	N/A	N/A	N/A	162
Distribution and/or servicing fees - C-2	N/A	4	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class R	N/A	186	N/A	N/A	N/A	241
Trustee fees	8	13	1	1	5	21
Interest expense	0	364	22	21	431	5,579
Total Expenses	5,951	16,534	721	840	4,053	29,714
Waiver and/or Reimbursement by PIMCO	(2)	(7)	0	0	(6)	(22)
Net Expenses	5,949	16,527	721	840	4,047	29,692

Net Investment Income (Loss)	89,297	136,534	5,224	5,823	41,350	226,974

Net Realized Gain (Loss):

Investments in securities	14	16,583	156	(364)	447	8,556
Investments in Affiliates	0	8	0	0	(1)	0
Exchange-traded or centrally cleared financial derivative instruments	0	25,343	894	828	(215)	2,341
Over the counter financial derivative instruments	0	(4,314)	63	(1,384)	(1,003)	(36,243)
Short sales	0	0	0	0	0	(11,012)
Foreign currency	0	979	0	45	0	5,517

Net Realized Gain (Loss)	14	38,599	1,113	(875)	(772)	(30,841)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	0	30,067	1,294	3,409	4,637	48,225
Investments in Affiliates	0	1,633	82	0	223	136
Exchange-traded or centrally cleared financial derivative instruments	0	(27,140)	(968)	(1,067)	3,284	6,897
Over the counter financial derivative instruments	0	(19,454)	6	55	(297)	(19,111)
Short sales	0	0	0	0	0	1,726
Foreign currency assets and liabilities	0	(187)	0	8	0	(113)

Net Change in Unrealized Appreciation(Depreciation)	0	(15,081)	414	2,405	7,847	37,760

Net Increase (Decrease) in Net Assets Resulting from Operations	$89,311	$160,052	$6,751	$7,353	$48,425	$233,893

* Foreign tax withholdings	$0	$0	$0	$0	$0	$260

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$89,297	$165,584	$136,534	$253,955
Net realized gain (loss)	14	64	38,599	1,905
Net change in unrealized appreciation (depreciation)	0	0	(15,081)	86,777

Net Increase (Decrease) in Net Assets Resulting from Operations	89,311	165,648	160,052	342,637

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(23,372)	(40,510)	(111,709)	(192,616)
Class M	(7,748)	(25,919)	N/A	N/A
I-2	(314)	(933)	(11,559)	(23,545)
I-3	N/A	N/A	(570)	(1,482)
Administrative Class	(1,553)	(2,315)	(380)	(806)
Class A	(55,198)	(93,272)	(10,104)	(20,863)
Class C	(1,099)	(2,715)	(344)	(757)
Class C-2	N/A	N/A	(18)	(36)
Class R	N/A	N/A	(1,371)	(2,732)

Tax basis return of capital
Institutional Class	0	0	0	(2,852)
Class M	0	0	N/A	N/A
I-2	0	0	0	(357)
I-3	N/A	N/A	0	(23)
Administrative Class	0	0	0	(13)
Class A	0	0	0	(332)
Class C	0	0	0	(13)
Class C-2	N/A	N/A	0	(1)
Class R	N/A	N/A	0	(47)

Total Distributions(a)	(89,284)	(165,664)	(136,055)	(246,475)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	627,960	1,788,083	(804,313)	568,960

Total Increase (Decrease) in Net Assets	627,987	1,788,067	(780,316)	665,122

Net Assets:

Beginning of period	4,462,627	2,674,560	6,633,082	5,967,960
End of period	$5,090,614	$4,462,627	$5,852,766	$6,633,082

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

PIMCO Low Duration Fund II		PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund		PIMCO Short-Term Fund

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$5,224	$11,520	$5,823	$11,823	$41,350	$124,475	$226,974	$503,863
1,113	(512)	(875)	244	(772)	1,488	(30,841)	(8,203)
414	5,007	2,405	6,379	7,847	3,554	37,760	55,641

6,751	16,015	7,353	18,446	48,425	129,517	233,893	551,301

(5,066)	(11,210)	(4,561)	(8,851)	(36,558)	(111,925)	(160,540)	(322,658)
N/A	N/A	N/A	N/A	0	(1)	N/A	N/A
N/A	N/A	(1,133)	(2,341)	(3,938)	(8,094)	(47,981)	(93,936)
N/A	N/A	N/A	N/A	(522)	(724)	(2,026)	(3,380)
(181)	(362)	N/A	N/A	(12)	(25)	(349)	(716)
N/A	N/A	N/A	N/A	(2,148)	(4,652)	(16,600)	(30,912)
N/A	N/A	N/A	N/A	N/A	N/A	(1,263)	(2,117)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	(2,088)	(4,456)

0	0	0	0	0	0	0	(37,356)
N/A	N/A	N/A	N/A	0	0	N/A	N/A
N/A	N/A	0	0	0	0	0	(11,135)
N/A	N/A	N/A	N/A	0	0	0	(406)
0	0	N/A	N/A	0	0	0	(88)
0	0	N/A	N/A	0	0	0	(3,791)
N/A	N/A	N/A	N/A	N/A	N/A	0	(279)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	0	(578)

(5,247)	(11,572)	(5,694)	(11,192)	(43,178)	(125,421)	(230,847)	(511,808)

12,287	(52,667)	27,014	(19,631)	160,876	(414,423)	(284,216)	(864,080)

13,791	(48,224)	28,673	(12,377)	166,123	(410,327)	(281,170)	(824,587)

273,595	321,819	310,858	323,235	2,035,965	2,446,292	9,789,626	10,614,213
$287,386	$273,595	$339,531	$310,858	$2,202,088	$2,035,965	$9,508,456	$9,789,626

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Schedule of Investments	PIMCO Government Money Market Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.9%

SHORT-TERM INSTRUMENTS 143.9%

REPURCHASE AGREEMENTS (a) 143.9%
	$	7,324,000

Total Short-Term Instruments (Cost $7,324,000)		7,324,000

Total Investments in Securities (Cost $7,324,000)		7,324,000

Total Investments 143.9% (Cost $7,324,000)	$	7,324,000

Other Assets and Liabilities, net (43.9)%		(2,233,386)

Net Assets 100.0%	$	5,090,614

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	4.200%	10/01/2025	10/02/2025	$350,000	U.S. Treasury Notes 1.625% - 4.125% due 09/30/2026 - 11/30/2031	$(356,715)	$350,000	$350,000
	4.270	09/30/2025	10/01/2025	350,000	U.S. Treasury Notes 1.625% - 4.125% due 09/30/2026 - 11/30/2031	(357,090)	350,000	350,042
BOS	4.240	10/01/2025	10/02/2025	500,000	U.S. Treasury Notes 3.750% due 04/30/2027	(509,873)	500,000	500,000
	4.250	09/30/2025	10/01/2025	1,450,000	U.S. Treasury Notes 3.500% - 4.375% due 09/30/2029 - 01/31/2030	(1,479,608)	1,450,000	1,450,171
	4.320	09/30/2025	10/01/2025	509,300	U.S. Treasury Notes 1.125% - 3.500% due 10/31/2026 - 09/30/2027	(519,927)	509,300	509,361
BPS	4.240	10/01/2025	10/02/2025	500,000	U.S. Treasury Notes 4.125% due 10/31/2031	(510,283)	500,000	500,000
	4.250	09/30/2025	10/01/2025	164,700	U.S. Treasury Notes 4.125% due 11/30/2031	(167,885)	164,700	164,720
	4.320	09/30/2025	10/01/2025	500,000	U.S. Treasury Notes 4.250% due 06/30/2031	(509,992)	500,000	500,060
BRC	4.240	10/01/2025	10/02/2025	500,000	U.S. Treasury Inflation-Indexed Notes 0.125% due 01/15/2032	(510,070)	500,000	500,000
	4.350	09/30/2025	10/01/2025	500,000	U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/2026	(510,310)	500,000	500,060
FICC STR	4.200	09/30/2025	10/01/2025	300,000	U.S. Treasury Bonds 1.625% - 4.625% due 11/15/2050 - 05/15/2054	(306,000)	300,000	300,035
JPS	4.240	10/01/2025	10/02/2025	350,000	U.S. Treasury Notes 4.500% due 05/31/2029	(357,136)	350,000	350,000
	4.320	09/30/2025	10/01/2025	350,000	U.S. Treasury Notes 1.875% due 02/28/2027	(357,162)	350,000	350,042
SAL	4.290	09/30/2025	10/01/2025	800,000	U.S. Treasury Bills 0.000% due 03/26/2026	(816,391)	800,000	800,095
SCX	4.240	10/01/2025	10/02/2025	100,000	U.S. Treasury Inflation-Indexed Notes 0.625% due 07/15/2032	(102,096)	100,000	100,000
	4.320	09/30/2025	10/01/2025	100,000	U.S. Treasury Inflation-Indexed Notes 0.625% due 07/15/2032	(102,097)	100,000	100,012

Total Repurchase Agreements						$(7,472,635)	$7,324,000	$7,324,598

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
AZD	$700,042	$0	$0	$700,042	$(713,805)	$(13,763)
BOS	2,459,532	0	0	2,459,532	(2,509,408)	(49,876)
BPS	1,164,780	0	0	1,164,780	(1,188,160)	(23,380)
BRC	1,000,060	0	0	1,000,060	(1,020,380)	(20,320)
FICC STR	300,035	0	0	300,035	(306,000)	(5,965)
JPS	700,042	0	0	700,042	(714,298)	(14,256)
SAL	800,095	0	0	800,095	(816,391)	(16,296)
SCX	200,012	0	0	200,012	(204,193)	(4,181)

Total Borrowings and Other Financing Transactions	$7,324,598	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$7,324,000	$0	$7,324,000

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Schedule of Investments	PIMCO Low Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Project Nova
7.250% (PRIME) due 08/31/2026 «~		$1,400	$1,400

Total Loan Participations and Assignments (Cost $1,400)			1,400

CORPORATE BONDS & NOTES 12.1%

BANKING & FINANCE 7.4%

ABN AMRO Bank NV
4.718% due 01/22/2027		17,900	18,054
6.575% due 10/13/2026 •		5,400	5,403

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		3,900	4,060

American Honda Finance Corp.
4.985% due 08/13/2027 •		14,300	14,330

Athene Global Funding
3.026% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	8,200	9,685
5.068% due 07/16/2026 •		$16,500	16,540

Bank of America Corp.
4.623% due 05/09/2029 •		15,000	15,189

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		5,150	5,264

Barclays PLC
7.325% due 11/02/2026 •		13,400	13,431

BGC Group, Inc.
6.150% due 04/02/2030		3,200	3,283

BPCE SA
6.612% due 10/19/2027 •		20,200	20,662

Citibank NA
4.876% due 11/19/2027 •		6,550	6,602
4.929% due 08/06/2026		12,900	12,998
5.438% due 04/30/2026		14,050	14,147

Cooperatieve Rabobank UA
4.840% (SOFRINDX + 0.620%) due 08/28/2026 ~		6,800	6,818

Danske Bank AS
5.427% due 03/01/2028 •		8,000	8,139

Deutsche Bank AG
5.468% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	19,094

Extra Space Storage LP
3.500% due 07/01/2026		7,000	6,969

Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	2,007
5.800% due 03/05/2027		6,200	6,265
5.918% due 03/20/2028		3,500	3,561
6.800% due 05/12/2028		200	208
7.350% due 11/04/2027		300	313

General Motors Financial Co., Inc.
2.400% due 04/10/2028		350	334
5.050% due 04/04/2028		1,550	1,575
5.400% due 05/08/2027		14,700	14,956

Goldman Sachs Group, Inc.
4.937% due 04/23/2028 •		11,900	12,042

Hardwood Funding LLC
4.840% due 06/07/2028 «(f)		1,500	1,519

HSBC Holdings PLC
5.836% (SOFRRATE + 1.570%) due 08/14/2027 ~		3,200	3,228

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,632
4.918% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	19,178
5.226% (SOFRRATE + 0.920%) due 04/22/2028 ~		5,000	5,029
5.571% due 04/22/2028 •		2,800	2,862
6.070% due 10/22/2027 •		8,300	8,466

Morgan Stanley
5.338% (SOFRRATE + 1.020%) due 04/13/2028 ~		7,500	7,540

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Bank NA
4.968% due 07/14/2028 •		$800	$812
5.016% due 01/12/2029 •		1,600	1,629

NatWest Group PLC
5.475% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,400	2,417
5.583% due 03/01/2028 •		2,800	2,853
7.472% due 11/10/2026 •		5,600	5,618

Protective Life Global Funding
4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~		9,000	9,007

Royal Bank of Canada
4.743% (SOFRINDX + 0.460%) due 08/03/2026 ~		4,800	4,808

Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	3,070

Santander U.K. Group Holdings PLC
5.223% (SOFRINDX + 1.070%) due 09/22/2029 ~		7,500	7,512
6.833% due 11/21/2026 •		13,300	13,340

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028		2,000	2,027

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026		12,600	12,646

Swedbank AB
5.337% due 09/20/2027		20,000	20,491

Toyota Motor Credit Corp.
4.550% due 08/07/2026		4,900	4,928

UBS Group AG
4.550% due 04/17/2026		2,100	2,106
4.703% due 08/05/2027 •		5,000	5,017
6.327% due 12/22/2027 •		700	718

UBS Switzerland AG
3.390% due 12/05/2025	EUR	8,200	9,646

Wells Fargo & Co.
4.970% due 04/23/2029 •		$16,300	16,613
5.082% (SOFRRATE + 0.780%) due 01/24/2028 ~		15,000	15,034
5.707% due 04/22/2028 •		3,400	3,480

			436,155

INDUSTRIALS 4.0%

AbbVie, Inc.
4.800% due 03/15/2027		16,100	16,290

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		14,700	14,784

Bayer U.S. Finance LLC
6.125% due 11/21/2026		600	611

Beignet
6.850% due 06/01/2049 «(b)		29,300	29,300

BMW U.S. Capital LLC
4.750% due 03/21/2028		11,790	11,966
5.050% due 08/11/2028		9,996	10,241

Campbell’s Co.
5.300% due 03/20/2026		11,300	11,341

CommonSpirit Health
1.547% due 10/01/2025		15,500	15,500

Continental Resources, Inc.
2.268% due 11/15/2026		1,200	1,170

Global Payments, Inc.
1.200% due 03/01/2026		3,300	3,257

Hyundai Capital America
1.800% due 01/10/2028		200	189
4.875% due 06/23/2027		3,300	3,330
4.900% due 06/23/2028		3,300	3,348
5.836% (SOFRRATE + 1.500%) due 01/08/2027 ~		17,300	17,477

International Business Machines Corp.
4.650% due 02/10/2028		13,300	13,494

Las Vegas Sands Corp.
5.625% due 06/15/2028		9,300	9,510

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		11,850	12,027
4.900% due 11/15/2027		3,350	3,404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Football League
5.480% due 10/05/2028 «(f)	$2,400	$2,463

NTT Finance Corp.
4.620% due 07/16/2028	500	505
5.413% (SOFRRATE + 1.080%) due 07/16/2028 ~	1,100	1,112

Oracle Corp.
5.043% (SOFRRATE + 0.760%) due 08/03/2028 ~	3,400	3,420

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	11,100	10,897

Philip Morris International, Inc.
4.125% due 04/28/2028	15,000	15,031

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	23,145	23,451

		234,118

UTILITIES 0.7%

AES Corp.
1.375% due 01/15/2026	22,500	22,295

Enel Finance International NV
1.625% due 07/12/2026	3,200	3,137

FirstEnergy Corp.
3.900% due 07/15/2027	300	298

NextEra Energy Capital Holdings, Inc.
5.082% (SOFRINDX + 0.800%) due 02/04/2028 ~	5,750	5,801

Southern California Edison Co.
3.650% due 03/01/2028	700	688
4.700% due 06/01/2027	1,100	1,104
5.350% due 03/01/2026	4,900	4,920
5.650% due 10/01/2028	100	103
5.850% due 11/01/2027	600	616

Spire, Inc.
5.300% due 03/01/2026	1,500	1,507

		40,469

Total Corporate Bonds & Notes (Cost $703,530)		710,742

U.S. GOVERNMENT AGENCIES 43.7%

Federal Home Loan Mortgage Corp.
0.650% due 10/27/2025	62,200	62,051
0.800% due 10/28/2026 (i)	83,100	80,567
2.500% due 12/01/2032	1,507	1,460
3.000% due 01/01/2027 - 04/01/2052	23,737	20,920
3.500% due 02/01/2047 - 06/01/2047	5,789	5,421
4.000% due 12/01/2047	2,378	2,288
4.500% due 04/01/2053 - 09/01/2053	5,745	5,590
5.000% due 12/01/2049 - 08/01/2054	19,537	19,477
5.500% due 08/01/2053 - 12/01/2053	30,315	30,660
6.000% due 01/01/2053 - 04/01/2055	24,715	25,690
6.357% due 07/01/2027 •	1	1
6.500% due 08/01/2035 •	106	108
6.552% due 04/01/2035 •	146	148
6.738% due 03/01/2035 •	69	70
6.796% due 07/01/2035 •	2	2
6.835% due 05/01/2037 •	6	7
6.988% due 02/01/2037 •	1	1
7.000% due 01/01/2030 - 04/01/2032	3	3
7.125% due 10/01/2035 •	88	90

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	9,301	8,850
2.920% due 01/25/2026	1,682	1,672

Federal Home Loan Mortgage Corp. REMICS
1.250% due 10/15/2027	4,197	4,098
1.375% due 11/15/2027	3,138	3,066

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.983% due 07/15/2036 •(a)	$638	$66
2.500% due 10/25/2049	98	86
2.663% due 08/15/2036 •(a)	1,635	191
3.000% due 03/15/2027 - 05/15/2027 (a)	1,185	17
4.817% due 02/15/2037 •	16	16
4.827% due 02/15/2037 •	24	24
4.837% due 07/15/2043 •	3,280	3,231
4.937% due 11/15/2030 - 06/15/2042 •	4,001	3,959
5.007% due 05/15/2036 •	12	12
5.037% due 01/15/2042 •	9	9
5.145% due 02/15/2051 •	27,893	27,461
5.296% due 11/25/2054 •	17,349	17,378
5.306% due 02/25/2055 •	4,157	4,175
5.326% due 08/25/2054 •	8,257	8,296
5.336% due 08/25/2055 •	48,777	49,033
5.342% due 01/15/2038 •	1,162	1,170
5.356% due 02/25/2055 - 06/25/2055 •	18,976	19,046
5.500% due 07/15/2034	188	189
5.506% due 03/25/2055 - 08/25/2055 •	9,202	9,239
5.556% due 02/25/2055 - 08/25/2055 •	108,839	109,236
5.706% due 02/25/2054 •	38,533	38,775
6.000% due 12/15/2028 - 07/15/2029	7	7
6.500% due 03/15/2029 - 06/15/2032	327	339
7.500% due 07/15/2030	13	14

Federal Home Loan Mortgage Corp. STRIPS
1.463% due 08/15/2043 •(a)	14,981	1,621
2.502% due 08/15/2044 •	3,962	4,153
4.887% due 05/15/2037 •	5	5

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.532% due 08/25/2031 •	223	221
4.552% due 08/15/2032 ~	2	2
4.751% due 09/25/2031 •	308	307
5.553% due 07/25/2044 •	807	782
6.500% due 07/25/2043	5,119	5,328

Federal National Mortgage Association
2.080% due 10/01/2026	3,780	3,711
2.500% due 02/01/2035	1,279	1,238
2.770% due 04/01/2026	1,992	1,976
3.000% due 12/01/2026 - 04/01/2052	342,771	303,232
3.150% due 03/01/2026	11,350	11,286
3.500% due 02/01/2047 - 12/01/2047	135,463	125,280
3.590% due 12/01/2025	11,350	11,311
4.000% due 01/01/2046 - 06/01/2053	52,503	50,547
4.385% due 01/01/2028 •	1	1
4.500% due 11/01/2025 - 06/01/2053	6,021	5,880
4.599% due 03/01/2035 •	36	35
4.891% due 12/01/2036 •	2	1
5.000% due 12/01/2025 - 08/01/2054	73,873	73,646
5.421% due 07/01/2042 - 07/01/2044 •	87	87
5.471% due 09/01/2041 •	10	10
5.500% due 07/01/2053	5,094	5,158
5.613% due 09/01/2034 •	1	1
5.621% due 10/01/2030 - 11/01/2039 •	46	47
5.963% due 11/01/2034 •	53	53
6.000% due 03/01/2032 - 01/01/2039	1,366	1,434
6.047% due 03/01/2035 •	465	469
6.095% due 11/01/2027 •	2	2
6.125% due 08/01/2029 •	26	26
6.279% due 07/01/2035 •	96	98
6.315% due 05/01/2035 •	20	20
6.375% due 01/01/2035 - 08/01/2035 •	669	682
6.390% due 09/01/2035 •	80	81
6.425% due 03/01/2035 •	41	43

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.435% due 12/01/2033 •	$29	$30
6.472% due 08/01/2035 •	82	85
6.500% due 09/01/2033 - 03/01/2038	173	183
6.508% due 06/01/2035 •	74	75
6.537% due 11/01/2035 •	6	6
6.579% due 04/01/2034 •	75	77
6.703% due 07/01/2035 •	54	55
6.810% due 06/01/2035 •	22	23
7.000% due 04/01/2034	5	6
7.095% due 10/01/2035 •	110	112
7.122% due 09/01/2032 •	90	92
7.205% due 09/01/2035 •	5	5
8.000% due 04/01/2030 - 11/01/2031	89	94

Federal National Mortgage Association REMICS
1.000% due 01/25/2043	230	200
1.579% due 10/25/2042 •(a)	7,733	885
1.679% due 11/25/2042 •(a)	7,171	600
2.000% due 11/25/2046	11,919	11,151
2.179% due 01/25/2042 •(a)	762	114
2.500% due 05/25/2028 (a)	1,174	26
4.250% due 05/25/2033	77	77
4.523% due 12/25/2036 •	161	158
4.583% due 06/25/2034 •	24	23
4.656% due 11/25/2050 •	936	891
4.721% due 01/25/2037 •	2	2
4.771% due 03/25/2037 •	319	315
4.821% due 03/25/2037 - 07/25/2037 •	236	234
4.831% due 03/25/2037 •	14	13
4.851% due 07/25/2037 •	352	349
4.871% due 06/25/2032 - 10/25/2040 •	47	47
4.910% due 09/25/2046 •	1,856	1,843
4.921% due 12/25/2040 •	6	6
4.941% due 07/25/2037 •	428	426
4.971% due 08/25/2037 •	15	15
5.141% due 03/25/2038 •	14	14
5.145% due 01/25/2051 •	901	903
5.221% due 03/25/2038 - 01/25/2040 •	187	187
5.256% due 03/25/2055 •	8,723	8,737
5.306% due 11/25/2053 •	2,890	2,902
5.321% due 02/25/2040 •	108	109
5.406% due 01/25/2055 •	3,608	3,613
5.500% due 08/25/2034	250	252
5.506% due 03/25/2055 •	12,211	12,261
5.516% due 03/25/2055 •	13,646	13,701
5.556% due 07/25/2055 - 08/25/2055 •	121,070	121,708
5.856% due 12/25/2054 •	16,819	16,988
6.500% due 07/25/2031 - 04/25/2032	332	344

Federal National Mortgage Association REMICS Trust
4.721% due 12/25/2042 ~	461	463

Federal National Mortgage Association Trust
4.821% due 03/25/2044 •	16	16

Government National Mortgage Association
4.500% due 08/20/2048	685	678
4.625% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	2	2
4.625% due 07/20/2027 - 07/20/2034 •	27	27
5.000% due 12/20/2027 - 07/20/2030 •	16	16
5.500% due 11/20/2026 •	0	1
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 05/20/2026 ~	2	2
5.625% due 01/20/2027 - 02/20/2032 •	320	323

Government National Mortgage Association REMICS
4.689% due 09/20/2071 - 09/20/2073 •	2,852	2,834
4.766% due 05/20/2068 •	186	185
4.816% due 12/20/2062 •	58	58
4.866% due 12/20/2060 •	197	197
4.920% due 10/01/2055 «	15,000	15,000
4.966% due 08/20/2069 •	11,949	11,955

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.066% due 03/20/2065 - 07/20/2065 •	$3,187	$3,188
5.109% due 02/20/2060 •	366	367
5.116% due 10/20/2064 •	3,621	3,624
5.149% due 11/20/2074 •	969	967
5.189% due 04/20/2072 •	9,373	9,362
5.236% due 10/20/2066 •	167	167
5.239% due 05/20/2074 •	490	491
5.266% due 05/20/2066 •	836	838
5.289% due 08/20/2073 •	4,254	4,277
5.306% due 12/20/2066 •	3,315	3,344
5.339% due 09/20/2073 •	13,004	13,104
5.349% due 08/20/2073 •	12,151	12,259
5.366% due 04/20/2066 •	1,197	1,201
5.369% due 09/20/2073 •	4,321	4,365
5.489% due 05/20/2073 •	3,661	3,695
5.549% due 11/20/2072 •	73,308	74,610
5.559% due 11/20/2072 •	85,797	87,388
5.716% due 08/20/2070 •	17,107	17,409
5.872% due 05/20/2041 ~	117	116
5.889% due 08/20/2071 •	8,323	8,519

Seasoned Loans Structured Transaction Trust
3.250% due 10/25/2033	1,699	1,699

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	51,315	48,357
4.500% due 10/01/2040	50	50
5.000% due 11/01/2055	366,800	363,568
5.500% due 11/01/2055	5,000	5,038
6.000% due 11/01/2055	474,400	484,586

Vendee Mortgage Trust
6.500% due 05/15/2029	1,480	1,509

Total U.S. Government Agencies (Cost $2,613,288)		2,558,775

U.S. TREASURY OBLIGATIONS 13.5%

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	33,910	32,106
1.125% due 01/15/2033	54,114	52,466

U.S. Treasury Notes
3.625% due 05/15/2026	590,900	590,126
4.125% due 06/15/2026	50,000	50,119
4.375% due 11/30/2028 (i)(k)	31,200	31,880
4.875% due 04/30/2026 (k)	36,100	36,314

Total U.S. Treasury Obligations (Cost $790,640)		793,011

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	6,950	6,713

280 Park Avenue Mortgage Trust
5.398% due 09/15/2034 •	10,200	10,128

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	14	14

American Home Mortgage Assets Trust
4.812% due 11/25/2035 •	194	185

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	6,602	5,928
5.338% due 05/27/2069 þ	807	811

Ashford Hospitality Trust
5.223% due 04/15/2035 •	349	349

Atrium Hotel Portfolio Trust
5.378% due 12/15/2036 •	8,766	8,638

BAMLL Commercial Mortgage Securities Trust
5.315% due 09/15/2038 •	4,100	3,941

Banc of America Alternative Loan Trust
5.500% due 10/25/2033	1,489	1,504

Banc of America Funding Trust
5.334% due 05/25/2035 ~	43	40
5.500% due 09/25/2035	155	157
6.063% due 02/20/2036 ~	154	147

Banc of America Mortgage Trust
5.111% due 02/25/2035 ~	34	33
5.119% due 09/25/2035 ~	795	700

Bear Stearns ALT-A Trust
4.281% due 04/25/2035 ~	712	696

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.838% due 09/25/2035 ~		$839	$459
5.425% due 05/25/2035 ~		148	142
6.300% due 09/25/2034 ~		78	78

Bear Stearns ARM Trust
4.812% due 11/25/2030 ~		4	4
4.889% due 08/25/2035 ~		391	340
4.928% due 08/25/2035 ~		2,444	2,289
5.125% due 01/25/2035 ~		1	1
5.302% due 01/25/2035 ~		138	135
5.860% due 08/25/2033 ~		19	19
5.923% due 01/25/2034 ~		4	4
6.167% due 10/25/2036 ~		40	39
6.250% due 02/25/2033 ~		2	2
6.375% due 08/25/2033 ~		126	124
6.575% due 04/25/2033 ~		99	100

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~		1,223	867

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.552% due 01/25/2035 •		45	44

CHL Mortgage Pass-Through Trust
6.248% due 02/20/2036 •		3,438	3,213

Citigroup Mortgage Loan Trust, Inc.
5.411% due 03/25/2036 ~		439	430
6.000% due 09/25/2035 •		5	5
6.751% due 03/25/2034 ~		151	141

CLNY Trust
5.717% due 11/15/2038 •		7,259	7,176

COMM Mortgage Trust
5.198% due 06/15/2034 •		3,400	3,292
5.565% due 12/15/2038 •		19,379	19,129

Countrywide Alternative Loan Trust
4.672% due 06/25/2036 •		328	133

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		163	157

CRSNT Trust
5.094% due 04/15/2036 •		25,400	25,233

CSFB Mortgage-Backed Pass-Through Certificates
6.991% due 10/25/2033 ~		10	10

CSMC Trust
6.914% due 06/01/2050 ~		14,845	14,805

DBGS Mortgage Trust
5.660% due 10/15/2036 •		1,220	1,211

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.672% due 06/25/2037 •		5,496	4,865

DROP Mortgage Trust
5.414% due 10/15/2043 •		23,100	22,462

EMF-NL Prime BV
2.892% due 04/17/2041 •	EUR	3,000	3,326

Eurosail-U.K. PLC
5.055% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,446	1,946

Extended Stay America Trust
5.344% due 07/15/2038 •		$1,349	1,350

First Horizon Alternative Mortgage Securities Trust
5.099% due 09/25/2034 ~		16	16
5.149% due 09/25/2035 ~		94	83

GS Mortgage Securities Corp. Trust
5.220% due 12/15/2036 •		19,146	19,059
5.447% due 11/15/2032 •		4,418	4,394
5.520% due 12/15/2036 •		258	258

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		20,838	17,953

GSR Mortgage Loan Trust
5.191% due 09/25/2035 ~		117	113
5.381% due 09/25/2035 ~		10	10
6.000% due 03/25/2032		13	14
6.297% due 07/25/2035 ~		471	241
6.363% due 09/25/2035 ~		127	128

HarborView Mortgage Loan Trust
4.815% due 07/19/2035 ~		1,198	892

IndyMac INDX Mortgage Loan Trust
4.692% due 05/25/2046 •		783	717

JP Morgan Chase Commercial Mortgage Securities Trust
5.614% due 12/15/2036 •		7,000	3,465

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~		$98	$51
5.106% due 08/25/2035 ~		765	678
6.193% due 07/25/2035 ~		10	10

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~		31	30

Morgan Stanley Capital I Trust
5.215% due 12/15/2036 •		100	77
5.298% due 11/15/2034 •		4,456	4,417

Morgan Stanley Mortgage Loan Trust
4.171% due 08/25/2034 ~		40	38
4.532% due 04/25/2035 •		545	544
4.592% due 01/25/2035 •		137	130
5.500% due 11/25/2035		832	763

MortgageIT Trust
4.912% due 02/25/2035 •		71	73

Natixis Commercial Mortgage Securities Trust
5.365% due 08/15/2038 •		4,826	4,647

New Orleans Hotel Trust
5.187% due 04/15/2032 •		1,400	1,392

Newgate Funding PLC
2.614% due 12/15/2050 •	EUR	550	639

NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •		$4,700	4,688

OBX Trust
3.000% due 01/25/2052 ~		19,219	16,631
5.000% due 10/25/2051 •		4,979	4,648

One Market Plaza Trust
3.614% due 02/10/2032		6,282	6,092

ONE Mortgage Trust
4.964% due 03/15/2036 •		2,450	2,416

Prime Mortgage Trust
4.672% due 02/25/2034 •		81	77

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •		3,500	3,478

STARM Mortgage Loan Trust
6.711% due 01/25/2037 ~		399	235

Structured Adjustable Rate Mortgage Loan Trust
6.336% due 02/25/2034 ~		8	8

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •		34	13
4.832% due 02/25/2036 •		648	545

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		31	30
4.908% due 09/19/2032 •		103	98

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.555% due 06/25/2033 ~		6	6

Thornburg Mortgage Securities Trust
2.896% due 12/25/2045 •		385	345
6.822% due 10/25/2045 •		549	590

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		1,667	1,604
5.272% due 05/25/2058 •		2,356	2,410

UWM Mortgage Trust
5.000% due 12/25/2051 •		17,213	16,084

VASA Trust
5.165% due 07/15/2039 •		5,000	4,898

WaMu Mortgage Pass-Through Certificates Trust
4.852% due 10/25/2045 •		18	17
4.936% due 01/25/2036 ~		55	53
5.012% due 11/25/2034 •		978	952
5.153% due 08/25/2046 •		19	17
5.553% due 06/25/2042 •		126	119
6.000% due 06/25/2034		316	327

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
6.350% due 02/25/2033 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $291,514)			280,730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 6.0%

AUTOMOBILE SEQUENTIAL 0.5%

Chase Auto Owner Trust
5.680% due 01/25/2029	$1,689	$1,709

Chesapeake Funding II LLC
5.520% due 05/15/2036	704	713

Citizens Auto Receivables Trust
5.840% due 01/18/2028	497	500

GLS Auto Receivables Issuer Trust
4.750% due 03/15/2028	1,300	1,303

Oscar U.S. Funding XIV LLC
2.820% due 04/10/2029	15,003	14,847

Oscar U.S. Funding XVII LLC
4.630% due 12/10/2027	462	463

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	195	195

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	1,485	1,496
5.710% due 10/20/2027	179	179

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027	7,589	7,624

		29,029

CMBS OTHER 1.9%

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •	2,721	2,726

AREIT Trust
5.636% due 01/20/2037 •	12,564	12,572

BDS Ltd.
5.600% due 12/16/2036 •	10,548	10,562

BSPRT Issuer Ltd.
6.446% due 07/15/2039 •	6,253	6,268

GPMT Ltd.
5.600% due 12/15/2036 •	12,959	12,689
5.750% due 07/16/2035 •	3,130	3,124

LFT CRE Ltd.
5.435% due 06/15/2039 •	6,369	6,385

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	1,005	1,005

MF1 LLC
6.284% due 06/19/2037 •	19,309	19,316

MF1 Ltd.
5.484% due 02/19/2037 •	16,532	16,552

Ready Capital Mortgage Financing LLC
5.472% due 11/25/2036 •	478	478

TRTX Issuer Ltd.
5.457% due 03/15/2038 •	3,078	3,081
5.793% due 02/15/2039 •	18,738	18,786

		113,544

CREDIT CARD OTHER 0.3%

Synchrony Card Funding LLC
5.740% due 10/15/2029	17,600	17,931

HOME EQUITY OTHER 0.3%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.785% due 06/15/2031 •	4	4

Bear Stearns Asset-Backed Securities Trust
5.272% due 11/25/2042 •	99	99
6.072% due 03/25/2043 •	666	655

Centex Home Equity Loan Trust
5.202% due 09/25/2034 •	827	822

Countrywide Asset-Backed Certificates Trust
4.992% due 07/25/2034 •	114	121
5.022% due 03/25/2034 •	243	249

EquiFirst Mortgage Loan Trust
4.752% due 01/25/2034 •	126	124

Fremont Home Loan Trust
4.332% due 01/25/2037 •	163	75

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
4.342% due 12/25/2036 •		$1,256	$622

Home Equity Asset Trust
4.832% due 08/25/2036 •		3,418	3,395

HSI Asset Securitization Corp. Trust
4.372% due 10/25/2036 •		28	10

Morgan Stanley ABS Capital I, Inc. Trust
4.522% due 05/25/2037 •		2,659	2,420
4.977% due 12/25/2034 •		317	312

Morgan Stanley IXIS Real Estate Capital Trust
4.322% due 11/25/2036 •		13	4

New Century Home Equity Loan Trust
4.992% due 03/25/2035 •		1,697	1,708

NovaStar Mortgage Funding Trust
4.592% due 05/25/2036 •		611	607

RAAC Trust
4.972% due 03/25/2034 •		41	41

Renaissance Home Equity Loan Trust
4.972% due 08/25/2032 •		40	38

Saxon Asset Securities Trust
4.579% due 03/25/2035 •		150	133

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •		2,748	588
4.532% due 05/25/2037 •		314	244

Soundview Home Loan Trust
4.392% due 11/25/2036 •		1,071	289

Structured Asset Investment Loan Trust
4.977% due 03/25/2034 •		1,393	1,463
5.172% due 09/25/2034 •		67	64

			14,087

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Mid-State Trust XI
4.864% due 07/15/2038		30	31

WHOLE LOAN COLLATERAL 0.1%

First Franklin Mortgage Loan Trust
5.097% due 05/25/2034 •		673	658

GSAMP Trust
3.393% due 11/25/2034 •		757	733

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.832% due 12/25/2035 •		1,331	1,315

			2,706

OTHER ABS 2.9%

AGL CLO 14 Ltd.
5.455% due 12/02/2034 •		1,000	1,001

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		1,300	1,303

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		1,100	1,101

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		1,000	1,001

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •		500	502

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		2,600	2,603

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		3,900	3,906

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		1,800	1,807

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		2,100	2,107
5.482% due 07/17/2035 •		1,700	1,706

Black Diamond CLO DAC
2.884% due 01/20/2032 •	EUR	35	41

BNPP AM Euro CLO DAC
2.626% due 04/15/2031 •		299	352

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canyon Capital CLO Ltd.
5.328% due 10/15/2034 •		$1,000	$1,001

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	1,000	1,176

Capital Street Master Trust
0.000% due 08/16/2029 •		$1,000	1,001

Carlyle Euro CLO DAC
2.926% due 08/15/2032 •	EUR	6,905	8,116

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		$2,800	2,802

Carlyle Global Market Strategies Euro CLO Ltd.
2.786% due 11/15/2031 •	EUR	79	93

Catamaran CLO Ltd.
5.694% due 04/22/2030 •		$448	448

CIFC Funding Ltd.
5.530% due 10/24/2030 •		5,497	5,504

DataBank Issuer II LLC
5.180% due 09/27/2055		4,800	4,814

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		1,100	1,101

Elevation CLO Ltd.
5.448% due 07/25/2034 •		3,300	3,306

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •		829	830

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		1,500	1,505

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		1,000	1,001

ICG U.S. CLO Ltd.
5.475% due 10/20/2034 •		3,100	3,104

Invesco CLO Ltd.
5.441% due 07/20/2035 •		1,400	1,406

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		1,200	1,200

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •		1,300	1,300

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •		1,100	1,100

LCM 35 Ltd.
5.398% due 10/15/2034 •		1,000	1,001

Madison Park Euro Funding XIV DAC
2.826% due 07/15/2032 •	EUR	4,975	5,847

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		$1,000	1,002

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		2,100	2,102

Madison Park Funding XXIII Ltd.
5.545% due 07/27/2031 •		3,092	3,094

Marble Point CLO XXII Ltd.
5.538% due 07/25/2034 •		3,500	3,505

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		510	512

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		1,700	1,702

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •		800	800

Ocean Trails CLO XI
5.355% due 07/20/2034 •		3,400	3,403

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		1,700	1,703

Pagaya AI Debt Grantor Trust
5.065% due 03/15/2032		228	228
5.108% due 03/15/2033		500	504

Pagaya AI Debt Trust
6.660% due 07/15/2031		74	74

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)	EUR	600	704
3.006% due 08/15/2033 •		731	857
3.170% due 10/15/2034 •		1,100	1,291
3.203% due 02/15/2035 •		2,200	2,583

Parallel Ltd.
5.428% due 07/15/2034 •		$1,200	1,201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		$700	$700

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		1,450	1,461

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		1,200	1,205

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(b)		1,200	1,200

Romark CLO V Ltd.
5.476% due 01/15/2035 •		1,500	1,506

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •		800	800

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •		1,200	1,205

SLM Student Loan Trust
2.564% due 12/15/2033 •	EUR	385	428

SMB Private Education Loan Trust
3.940% due 02/16/2055		$11,331	11,090
5.380% due 07/15/2053		2,143	2,202
5.670% due 11/15/2052		8,451	8,690
5.822% due 02/16/2055 •		11,331	11,446

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •		1,200	1,200

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •		2,400	2,410

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		2,400	2,404

Tikehau CLO IX DAC
3.244% due 01/20/2037 •	EUR	4,900	5,768

Tikehau CLO V DAC
3.253% due 10/15/2038 •		2,500	2,932

Trinitas CLO XVII Ltd.
5.310% due 10/20/2034 •		$1,900	1,900

Trinitas CLO XX Ltd.
5.365% due 07/20/2035 •		2,000	2,002

Trysail CLO Ltd.
5.564% due 10/20/2033 •		1,000	1,001

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		13,199	13,230

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		1,150	1,150

Voya CLO Ltd.
5.385% due 04/20/2034 •		2,300	2,303

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •		900	902
5.505% due 04/20/2034 •		700	701

Wind River CLO Ltd.
5.122% due 07/20/2034 •		1,700	1,700

			171,887

Total Asset-Backed Securities (Cost $350,016)			349,215

SOVEREIGN ISSUES 3.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	801,500	140,681

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,300	11,933

Israel Government International Bonds
5.375% due 02/19/2030		6,300	6,506

Saudi Government International Bonds
5.125% due 01/13/2028		16,100	16,454

Total Sovereign Issues (Cost $172,095)			175,574

SHORT-TERM INSTRUMENTS 32.0%

COMMERCIAL PAPER 1.6%

Air Lease Corp.
4.560% due 10/07/2025		2,500	2,498
4.570% due 10/14/2025		8,150	8,135

Alimentation Couche-Tard, Inc.
4.560% due 10/01/2025		3,950	3,950
4.560% due 10/02/2025		2,950	2,949

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AutoNation, Inc.
4.550% due 10/08/2025 (b)	$4,050	$4,046

Bacardi-Martini BV
4.780% due 10/16/2025	2,150	2,146
4.800% due 10/09/2025	300	300

Campbell’s Co.
4.550% due 10/09/2025	550	549

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	6,050	6,033

Crown Castle, Inc.
4.610% due 10/21/2025 (b)	450	449
4.610% due 10/23/2025	5,300	5,284
4.620% due 10/21/2025	4,500	4,488
4.620% due 10/23/2025	4,900	4,886
4.800% due 10/07/2025	5,050	5,045
4.800% due 10/09/2025	700	699

Edison International
4.520% due 10/09/2025	350	350

Eversource Energy
4.500% due 10/07/2025	250	250

Glencore Funding LLC
4.360% due 10/16/2025	2,000	1,996

HCA, Inc.
4.600% due 10/23/2025	15,100	15,055
4.650% due 10/17/2025	2,400	2,395
4.650% due 10/20/2025	4,700	4,688
4.650% due 10/21/2025	1,400	1,396
4.750% due 10/09/2025	5,150	5,144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Flavors & Fragrances, Inc.
4.440% due 10/06/2025	$600	$600

Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025	1,050	1,050
4.450% due 10/15/2025	1,100	1,098

NextEra Energy Capital Holdings, Inc.
4.540% due 10/20/2025	900	898

Oracle Corp.
4.220% due 01/16/2026	3,400	3,358

Targa Resources Corp.
4.380% due 10/17/2025	3,400	3,392

		93,127

REPURCHASE AGREEMENTS (g) 27.8%
		1,628,200

U.S. TREASURY BILLS 2.6%
4.123% due 12/30/2025 - 01/27/2026 (c)(d)(i)(k)	151,361	149,908

Total Short-Term Instruments (Cost $1,871,180)		1,871,235

Total Investments in Securities (Cost $6,793,663)		6,740,682

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 14.0%

SHORT-TERM INSTRUMENTS 14.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%

PIMCO Short Asset Portfolio	76,443,102	$749,983

PIMCO Short-Term Floating NAV Portfolio III	6,951,432	67,700

Total Short-Term Instruments (Cost $814,362)		817,683

Total Investments in Affiliates (Cost $814,362)		817,683

Total Investments 129.1% (Cost $7,608,025)		$7,558,365

Financial Derivative Instruments (h)(j) (0.2)% (Cost or Premiums, net $2,346)		(12,427)

Other Assets and Liabilities, net (28.9)%		(1,693,172)

Net Assets 100.0%		$5,852,766

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.840%	06/07/2028	03/11/2025	$ 1,500	$1,519	0.03%
National Football League	5.480	10/05/2028	03/14/2024	2,400	2,463	0.04

				$ 3,900	$3,982	0.07%

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$447,000	U.S. Treasury Notes 1.250% - 4.125% due 11/15/2026 - 10/31/2029	$(456,276)	$447,000	$447,053
	4.320	09/30/2025	10/01/2025	5,600	U.S. Treasury Notes 3.500% due 09/30/2027	(5,710)	5,600	5,601
	4.450	09/30/2025	10/01/2025	450,000	U.S. Treasury Notes 4.625% due 09/30/2028	(449,008)	450,000	450,056
SAL	4.180	10/01/2025	10/02/2025	725,500	U.S. Treasury Notes 2.750% due 04/30/2027	(740,594)	725,500	725,500
	4.210	10/01/2025	10/02/2025	100	U.S. Treasury Notes 4.625% due 06/15/2027	(102)	100	100

Total Repurchase Agreements						$(1,651,690)	$1,628,200	$1,628,310

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.0)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2055	$418,700	$(371,983)	$(367,850)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	176,500	(161,849)	(161,230)

Total Short Sales (9.0)%				$(533,832)	$(529,080)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$902,710	$0	$0	$902,710	$(910,995)	$(8,285)
SAL	725,600	0	0	725,600	(740,696)	(15,096)

Total Borrowings and Other Financing Transactions	$1,628,310	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures		$111.500	10/24/2025	209	$209	$(38)	$(43)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	188	188	(43)	(40)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	59	59	(22)	(13)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	17	17	(4)	(5)
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	42	42	(19)	(4)

						$(126)	$(105)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures		$111.000	10/24/2025	97	$97	$(18)	$(11)
Call - CBOT U.S. Treasury 10-Year Note November Futures		114.000	10/24/2025	118	118	(29)	(16)

						$(47)	$(27)

Total Written Options						$(173)	$(132)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	34	$4,703	$1	$6	$0
Euro-Bund December Futures	12/2025	14	2,113	13	6	(1)
U.S. Treasury 2-Year Note December Futures	12/2025	22,611	4,712,097	3,851	2,411	(1)
U.S. Treasury 5-Year Note December Futures	12/2025	7,347	802,258	1,004	287	0

				$4,869	$2,710	$(2)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	227	$(25,538)	$(114)	$4	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	4,674	(537,875)	(5,597)	292	0

				$(5,711)	$296	$0

Total Futures Contracts				$(842)	$3,006	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	3,800	$22	$(14)	$8	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		$2,350	15	(2)	13	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		8,850	23	(6)	17	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		8,400	53	(5)	48	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		4,900	107	(5)	102	0	(5)

							$220	$(32)	$188	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$2,200	$49	$2	$51	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	82,800	$(341)	$(137)	$(478)	$114	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		1,400	(4)	(28)	(32)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$	94,980	646	167	813	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		150,400	(572)	(3,623)	(4,195)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		64,400	143	(783)	(640)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		9,900	(19)	(142)	(161)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		24,690	0	32	32	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		18,500	0	21	21	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		12,900	0	(38)	(38)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		8,500	0	(45)	(45)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,900	0	(41)	(41)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,200	0	(14)	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		26,300	0	(175)	(175)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		19,400	0	(131)	(131)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		25,400	0	(222)	(222)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,900	0	(27)	(27)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,300	0	(88)	(88)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		13,700	0	(137)	(137)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		283,600	27	(4,619)	(4,592)	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		34,710	3,582	419	4,001	0	(5)

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.880%	Annual	07/10/2034	$	1,160	$(4)	$(20)	$(24)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		2,200	(8)	(33)	(41)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		700	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,700	(10)	21	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		2,700	(10)	19	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		2,500	(9)	27	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,200	(9)	43	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		2,500	(10)	48	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,500	(7)	49	42	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,500	(11)	74	63	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	29	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	33	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,390	(5)	43	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	(12)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,250	(5)	(18)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		3,700	(13)	(60)	(73)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,300	(5)	(16)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		5,600	(20)	(74)	(94)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,500	(12)	(55)	(67)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,500	(7)	(42)	(49)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		5,400	(15)	(123)	(138)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,700	(17)	(107)	(124)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,700	(11)	(55)	(66)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		57,100	1,217	832	2,049	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	151,550	2,584	(249)	2,335	525	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	2,400	(3)	(35)	(38)	0	(3)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		3,500	(7)	(49)	(56)	0	(4)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,700	(3)	(2)	(5)	0	(2)
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,030	(3)	7	4	0	(3)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		800	(2)	10	8	0	(3)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,100	(4)	18	14	0	(4)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		700	(2)	16	14	0	(2)

							$7,035	$(9,273)	$(2,238)	$687	$(240)

Total Swap Agreements							$7,304	$(9,303)	$(1,999)	$688	$(245)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,006	$688	$3,694	$(132)	$(2)	$(245)	$(379)

(i)

Securities with an aggregate market value of $48,257 and cash of $20,473 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $8 and liability of $(2) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	55,556		$64,798	$0	$(428)
	10/2025		$2,374	CAD	3,303	0	(1)
	11/2025	CAD	3,297		$2,374	1	0

BOA	10/2025	JPY	30,170		201	0	(3)
	10/2025		$50	INR	4,415	0	0
	10/2025		24	JPY	3,466	0	0
	10/2025		2,306	NZD	4,005	16	0
	11/2025	NZD	4,005		$2,309	0	(16)
	11/2025		$201	JPY	30,066	3	0

BPS	10/2025	BRL	169,071		$28,103	0	(3,664)
	10/2025	CNH	62		9	0	0
	10/2025	EUR	907		1,068	3	0
	10/2025	IDR	3,995,275		242	2	0
	10/2025	JPY	34,954		235	0	(1)
	10/2025	TWD	5,383		181	4	0
	10/2025		$31,254	BRL	169,071	521	(8)
	10/2025		101	IDR	1,691,910	1	0
	10/2025		973	PLN	3,541	1	0
	11/2025		858	BRL	4,597	0	(1)
	11/2025		235	JPY	34,833	1	0
	12/2025	IDR	1,696,776		$101	0	(1)
	04/2026	BRL	110,200		19,292	0	(531)

BRC	10/2025	CHF	1,740		2,170	0	(16)
	10/2025		$1,849	CHF	1,476	5	0
	10/2025		2	NOK	20	0	0
	10/2025		5,612	ZAR	98,995	113	0
	11/2025	AUD	1,573		$1,040	0	(1)
	11/2025	CHF	1,470		1,849	0	(5)
	11/2025	EUR	1,405		1,654	1	0
	11/2025	NOK	20		2	0	0

BSH	10/2025	BRL	195,600		36,777	25	0
	10/2025		$35,969	BRL	195,600	782	0
	10/2025		680	NZD	1,174	1	0
	11/2025	NZD	1,174		$681	0	(1)
	04/2026	BRL	209,300		36,851	0	(798)

CBK	10/2025	AUD	1,573		1,033	0	(8)
	10/2025	BRL	40,197		7,273	0	(280)
	10/2025	CAD	5		4	0	0
	10/2025	CNH	56		8	0	0
	10/2025	IDR	1,184,240		72	1	0
	10/2025	INR	4,384		49	0	0
	10/2025	NOK	155		15	0	0
	10/2025	TWD	17,857		603	16	0
	10/2025		$7,558	BRL	40,197	0	(5)
	10/2025		523	DKK	3,351	4	0
	10/2025		13,842	EUR	11,756	0	(40)
	10/2025		104	IDR	1,747,386	0	0
	10/2025		213	INR	18,669	0	(2)
	10/2025		197	NOK	1,968	0	0
	10/2025		150	THB	4,856	0	0
	10/2025		141	TWD	4,275	0	0
	11/2025	NOK	1,967		$197	0	0
	11/2025		$49	INR	4,393	0	0
	12/2025	IDR	1,752,340		$104	0	(1)
	12/2025	TWD	4,250		141	0	0

DUB	10/2025	CNH	133		19	0	0
	10/2025	ILS	2,689		787	0	(25)
	10/2025	INR	7,093		80	0	0
	10/2025	KRW	224,461		162	2	0

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$96	INR	8,505	$0	$(1)
	11/2025		787	ILS	2,687	24	0
	11/2025		80	INR	7,107	0	0

FAR	10/2025	AUD	116		$75	0	(1)
	10/2025	CNH	58		8	0	0
	10/2025	SGD	243		189	0	0
	10/2025		$1,338	AUD	2,050	18	0
	10/2025		332	CHF	265	0	0
	10/2025		202	INR	17,798	0	(2)
	10/2025		9,366	JPY	1,376,867	0	(55)
	10/2025		562	PLN	2,049	2	0
	11/2025	AUD	2,050		$1,339	0	(18)
	11/2025	CHF	263		332	0	0
	11/2025		$189	SGD	243	0	0
	12/2025	MXN	8,619		$455	0	(12)

GLM	10/2025	BRL	517,928		84,766	0	(12,548)
	10/2025	IDR	1,195,021		72	1	0
	10/2025		$95,813	BRL	517,928	1,528	(27)
	10/2025		101	IDR	1,678,608	0	0
	10/2025		58	INR	5,072	0	(1)
	12/2025	IDR	1,682,634		$101	0	0
	04/2026	BRL	430,000		75,810	9	(1,547)

IND	10/2025	DKK	3,647		570	0	(3)
	11/2025		$570	DKK	3,639	3	0

JPM	10/2025	BRL	121		$23	0	0
	10/2025	CAD	3,294		2,383	17	0
	10/2025	DKK	2,529		397	0	(1)
	10/2025	IDR	1,279,999		78	1	0
	10/2025	KRW	388,496		280	3	0
	10/2025		$22	BRL	121	1	0
	10/2025		1,262	ZAR	22,319	29	0
	11/2025		397	DKK	2,523	1	0
	04/2026	BRL	52,000		$8,822	0	(532)

MBC	10/2025	AUD	1,934		1,274	0	(5)
	10/2025	CNH	68		10	0	0
	10/2025	JPY	17,324		116	0	(1)
	10/2025	KRW	308,545		222	2	0
	10/2025		$7	CNH	48	0	0
	10/2025		17	JPY	2,464	0	0
	10/2025		2	NOK	20	0	0
	10/2025		190	SGD	243	0	(1)
	10/2025		356	THB	11,457	0	(2)
	11/2025	CNH	48		$7	0	0
	11/2025	NOK	20		2	0	0
	11/2025		$200	JPY	29,617	1	0

MYI	10/2025	BRL	18,539		$3,049	0	(435)
	10/2025	CNH	68		10	0	0
	10/2025	JPY	660,871		4,427	0	(42)
	10/2025		$3,486	BRL	18,539	0	(2)
	10/2025		104	JPY	15,325	0	0
	10/2025		530	PLN	1,920	0	(2)
	10/2025		114	TWD	3,428	0	(1)
	11/2025		4,427	JPY	658,584	42	0
	12/2025	TWD	3,406		$114	1	0

NGF	10/2025	IDR	1,073,314		65	1	0
	10/2025	KRW	514,572		370	3	0

SCX	10/2025	BRL	14,477		2,721	1	0
	10/2025	IDR	1,190,802		72	1	0
	10/2025	INR	4,517		51	0	0
	10/2025	TWD	10,839		366	10	0
	10/2025		$2,722	BRL	14,477	0	(2)
	10/2025		440	DKK	2,825	5	0
	10/2025		5,214	GBP	3,898	28	0
	10/2025		81	IDR	1,351,522	0	0
	10/2025		94	INR	8,253	0	(1)
	10/2025		534	JPY	78,465	0	(3)
	11/2025	GBP	3,898		$5,215	0	(28)
	11/2025		$51	INR	4,526	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$1	JPY	143	$0	$0
	12/2025	IDR	1,354,938		$81	0	0
	12/2025		$2,721	BRL	14,684	0	(2)

SOG	10/2025	BRL	59,077		$11,108	8	0
	10/2025	JPY	1,439,210		9,672	0	(60)
	10/2025	NZD	5,179		3,018	15	0
	10/2025		$11,069	BRL	59,077	31	0
	10/2025		52,576	EUR	44,707	0	(87)
	10/2025		4,886	JPY	718,494	0	(27)
	11/2025	EUR	44,707		$52,681	88	0
	11/2025		$9,672	JPY	1,434,233	60	0
	12/2025	BRL	59,918		$11,069	0	(28)

SSB	10/2025	GBP	3,898		5,254	12	0

UAG	10/2025	ILS	270		79	0	(3)
	10/2025	NOK	1,920		189	0	(4)
	10/2025		$887	ILS	2,959	6	0
	10/2025		529	PLN	1,919	0	(1)
	11/2025		79	ILS	270	3	0

Total Forward Foreign Currency Contracts						$3,458	$(21,321)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	383,000	$313	$339

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	328,500	253	291

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	1,800	1	2

Total Purchased Options							$567	$632

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	5,400	$(16)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	3,600	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	5,300	(14)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	3,600	(10)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	5,300	(14)	(21)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	2,300	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	2,300	(6)	(9)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	2,400	(6)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	2,400	(6)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	700	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	700	(2)	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	4,400	(13)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	4,400	(13)	(15)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	5,300	(18)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	5,300	(18)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	2,100	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	2,100	(7)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	3,700	(10)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	3,700	(10)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	1,800	(5)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	1,800	(5)	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	1,900	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	1,900	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	2,700	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	2,700	(8)	(9)

Total Written Options							$(225)	$(111)

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.394%	$38,000	$(1,834)	$2,120	$286	$0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	3,000	(144)	148	4	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	600	(53)	52	0	(1)

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	1,800	(88)	93	5	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766	7,200	(352)	374	22	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	1,800	(65)	67	2	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	9,200	(444)	513	69	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	1,100	(40)	42	2	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	600	(53)	53	0	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.638	11,400	1,594	(748)	846	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	1,600	(14)	16	2	0

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933	9,400	(424)	437	13	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025	10,800	(963)	960	0	(3)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394	46,800	(2,247)	2,600	353	0

Total Swap Agreements							$(5,127)	$6,727	$1,604	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$(429)	$0	$0	$(429)	$(428)	$516	$88
BOA	19	0	286	305	(19)	(46)	0	(65)	240	(260)	(20)
BPS	533	0	4	537	(4,206)	(10)	(1)	(4,217)	(3,680)	3,635	(45)
BRC	119	0	5	124	(22)	(1)	0	(23)	101	0	101
BSH	808	0	0	808	(799)	0	0	(799)	9	0	9
CBK	21	0	93	114	(336)	(16)	0	(352)	(238)	0	(238)
DUB	26	339	0	365	(26)	(3)	0	(29)	336	(310)	26
FAR	20	0	0	20	(88)	0	0	(88)	(68)	0	(68)
GLM	1,538	0	0	1,538	(14,123)	(23)	0	(14,146)	(12,608)	12,588	(20)
GST	0	0	850	850	0	0	0	0	850	(860)	(10)
IND	3	0	0	3	(3)	0	0	(3)	0	0	0
JPM	52	0	0	52	(533)	0	0	(533)	(481)	373	(108)
MBC	3	0	0	3	(9)	0	0	(9)	(6)	0	(6)
MYC	0	291	366	657	0	0	(3)	(3)	654	(640)	14
MYI	43	0	0	43	(482)	0	0	(482)	(439)	264	(175)
NGF	4	2	0	6	0	0	0	0	6	0	6
SCX	45	0	0	45	(36)	0	0	(36)	9	0	9
SOG	202	0	0	202	(202)	0	0	(202)	0	0	0
SSB	12	0	0	12	0	0	0	0	12	0	12
UAG	9	0	0	9	(8)	(12)	0	(20)	(11)	0	(11)

Total Over the Counter	$3,458	$632	$1,604	$5,694	$(21,321)	$(111)	$(4)	$(21,436)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO Low Duration Fund	(Cont.)

(k)

Securities with an aggregate market value of $17,376 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,006	$3,006
Swap Agreements	0	1	0	0	687	688

	$0	$1	$0	$0	$3,693	$3,694

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,458	$0	$3,458
Purchased Options	0	0	0	0	632	632
Swap Agreements	0	1,604	0	0	0	1,604

	$0	$1,604	$0	$3,458	$632	$5,694

	$0	$1,605	$0	$3,458	$4,325	$9,388

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$132	$132
Futures	0	0	0	0	2	2
Swap Agreements	0	5	0	0	240	245

	$0	$5	$0	$0	$374	$379

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,321	$0	$21,321
Written Options	0	0	0	0	111	111
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$21,321	$111	$21,436

	$0	$9	$0	$21,321	$485	$21,815

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$535	$535
Futures	0	0	0	0	27,509	27,509
Swap Agreements	0	94	0	0	(2,795)	(2,701)

	$0	$94	$0	$0	$25,249	$25,343

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,251)	$0	$(7,251)
Purchased Options	0	0	0	0	(4,961)	(4,961)
Written Options	0	38	0	0	6,884	6,922
Swap Agreements	0	976	0	0	0	976

	$0	$1,014	$0	$(7,251)	$1,923	$(4,314)

	$0	$1,108	$0	$(7,251)	$27,172	$21,029

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$40	$40
Futures	0	0	0	0	(26,288)	(26,288)
Swap Agreements	0	(29)	0	0	(863)	(892)

	$0	$(29)	$0	$0	$(27,111)	$(27,140)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,227)	$0	$(20,227)
Purchased Options	0	0	0	0	3,293	3,293
Written Options	0	0	0	0	(3,322)	(3,322)
Swap Agreements	0	802	0	0	0	802

	$0	$802	$0	$(20,227)	$(29)	$(19,454)

	$0	$773	$0	$(20,227)	$(27,140)	$(46,594)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,400	$1,400
Corporate Bonds & Notes
Banking & Finance	0	434,636	1,519	436,155
Industrials	0	202,355	31,763	234,118
Utilities	0	40,469	0	40,469
U.S. Government Agencies	0	2,543,775	15,000	2,558,775
U.S. Treasury Obligations	0	793,011	0	793,011
Non-Agency Mortgage-Backed Securities	0	280,730	0	280,730
Asset-Backed Securities
Automobile Sequential	0	29,029	0	29,029
CMBS Other	0	113,544	0	113,544
Credit Card Other	0	17,931	0	17,931
Home Equity Other	0	14,087	0	14,087
Manufacturing House Sequential	0	31	0	31
Whole Loan Collateral	0	2,706	0	2,706
Other ABS	0	171,183	704	171,887
Sovereign Issues	0	175,574	0	175,574
Short-Term Instruments
Commercial Paper	0	93,127	0	93,127
Repurchase Agreements	0	1,628,200	0	1,628,200
U.S. Treasury Bills	0	149,908	0	149,908

	$0	$6,690,296	$50,386	$6,740,682

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$817,683	$0	$0	$817,683

Total Investments	$817,683	$6,690,296	$50,386	$7,558,365

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(529,080)	$0	$(529,080)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	3,682	0	3,694
Over the counter	0	5,694	0	5,694

	$12	$9,376	$0	$9,388

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(356)	0	(379)
Over the counter	0	(21,436)	0	(21,436)

	$(23)	$(21,792)	$0	$(21,815)

Total Financial Derivative Instruments	$(11)	$(12,416)	$0	$(12,427)

Totals	$817,672	$6,148,800	$50,386	$7,016,858

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO Low Duration Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.4%

CORPORATE BONDS & NOTES 6.4%

BANKING & FINANCE 2.6%

American Honda Finance Corp.
4.985% due 08/13/2027 •	$600	$601

Athene Global Funding
5.068% due 07/16/2026 •	700	702

Bank of America Corp.
4.623% due 05/09/2029 •	600	608

Citibank NA
4.876% due 11/19/2027 •	300	302
5.438% due 04/30/2026	900	906

JPMorgan Chase & Co.
4.918% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,004
5.236% (SOFRRATE + 0.930%) due 07/22/2028 ~	600	604

Morgan Stanley Bank NA
4.968% due 07/14/2028 •	300	304

Protective Life Global Funding
4.806% (SOFRRATE + 0.500%) due 07/22/2026 ~	400	400

Toyota Motor Credit Corp.
4.550% due 08/07/2026	300	302

Wells Fargo & Co.
4.970% due 04/23/2029 •	200	204
5.707% due 04/22/2028 •	800	819

Wells Fargo Bank NA
5.254% due 12/11/2026	800	812

		7,568

INDUSTRIALS 3.0%

AbbVie, Inc.
4.800% due 03/15/2027	1,000	1,012

American Airlines Pass-Through Trust
3.575% due 07/15/2029	858	842

Beignet
6.850% due 06/01/2049 «(c)	1,400	1,400

BMW U.S. Capital LLC
4.750% due 03/21/2028	500	507
5.050% due 08/11/2028	400	410

Hyundai Capital America
1.800% due 01/10/2028	100	95
4.875% due 06/23/2027	300	303
5.300% due 03/19/2027	1,000	1,014

International Business Machines Corp.
4.650% due 02/10/2028	600	609

Mars, Inc.
4.450% due 03/01/2027	200	201

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	450	457
4.900% due 11/15/2027	150	152

Philip Morris International, Inc.
4.125% due 04/28/2028	600	601

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	500	504
5.050% due 03/27/2028	400	405

		8,512

UTILITIES 0.8%

NextEra Energy Capital Holdings, Inc.
5.082% (SOFRINDX + 0.800%) due 02/04/2028 ~	200	202

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	1,100	1,101

Southern California Edison Co.
5.350% due 03/01/2026	900	904

		2,207

Total Corporate Bonds & Notes (Cost $18,248)		18,287

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 41.0%

Federal Home Loan Mortgage Corp.
0.650% due 10/22/2025 - 10/27/2025	$10,600	$10,577
0.800% due 10/28/2026	2,600	2,521
2.500% due 12/01/2032	377	365
3.000% due 01/01/2027 - 05/01/2029	31	30
3.500% due 05/01/2032	190	187
4.000% due 08/01/2048 - 08/01/2052	8,544	8,095
5.000% due 07/01/2053 - 08/01/2053	3,526	3,512
6.000% due 04/01/2055	776	806
6.796% due 07/01/2035 •	9	9

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920% due 01/25/2026	59	58
4.905% due 08/25/2027 •	340	340

Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2037 (b)(d)	31	28
1.963% due 04/15/2037 •(a)	441	48
4.810% due 07/15/2044 •	185	182
4.860% due 12/15/2042 •	238	236
5.037% due 07/15/2041 •	216	215
5.145% due 03/15/2050 •	418	412
5.207% due 05/15/2037 •	94	94
5.245% due 12/15/2050 •	296	295
5.296% due 11/25/2054 •	455	456
5.306% due 03/25/2055 •	446	444
5.326% due 08/25/2054 •	562	565
5.336% due 08/25/2055 •	1,961	1,971
5.456% due 07/25/2055 •	484	485
5.500% due 01/25/2047	235	235
5.506% due 03/25/2055 - 08/25/2055 •	906	910
5.556% due 08/25/2055 •	6,127	6,151
5.756% due 03/25/2055 •	424	427

Federal Home Loan Mortgage Corp. STRIPS
2.502% due 08/15/2044 •	195	205

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 02/25/2045 •	157	153
6.500% due 07/25/2043	227	237

Federal National Mortgage Association
2.080% due 10/01/2026	200	196
2.500% due 11/01/2027 - 06/01/2028	396	389
3.000% due 12/01/2026 - 04/01/2052	13,887	12,320
3.150% due 03/01/2026	600	597
3.500% due 09/01/2035 - 11/01/2047	4,682	4,370
3.590% due 12/01/2025	600	598
4.000% due 08/01/2048	280	271
4.410% due 09/01/2028 •	3	3
4.430% due 08/01/2028	500	507
4.500% due 08/01/2033 - 01/01/2036	797	794
5.000% due 06/01/2053	385	383
5.421% due 07/01/2042 •	15	15
5.471% due 09/01/2041 •	48	49
5.621% due 08/01/2030 •	22	22
6.375% due 01/01/2035 •	12	12
6.526% due 11/01/2034 •	46	48
6.618% due 05/01/2038 •	73	76
6.703% due 07/01/2035 •	2	2
6.810% due 06/01/2035 •	46	47

Federal National Mortgage Association REMICS
1.779% due 01/25/2040 •(a)	504	51
2.000% due 06/25/2042 - 11/25/2046	1,219	1,149
4.000% due 01/25/2033	1	1
4.860% due 03/25/2049 •	421	418
4.921% due 10/25/2030 •	5	5
5.145% due 01/25/2051 •	361	361
5.256% due 03/25/2055 •	472	472
5.516% due 03/25/2055 •	463	464
5.556% due 08/25/2055 •	2,717	2,731
5.856% due 12/25/2054 •	773	781

Federal National Mortgage Association REMICS Trust
4.721% due 12/25/2042 ~	24	24

Government National Mortgage Association
3.000% due 03/20/2030 - 06/20/2030	115	113
4.500% due 08/20/2048	808	799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 07/20/2030 •	$9	$9
5.625% due 04/20/2027 - 05/20/2027 •	6	6

Government National Mortgage Association REMICS
4.902% due 06/20/2065 •	42	42
4.966% due 07/20/2067 •	226	226
5.039% due 02/20/2074 •	330	329
5.066% due 03/20/2065 •	454	454
5.096% due 03/20/2065 •	295	295
5.150% due 07/20/2065 «	1,749	1,749
5.189% due 04/20/2072 •	494	493
5.236% due 10/20/2066 •	217	218
5.266% due 05/20/2066 - 07/20/2066 •	219	220
5.289% due 01/20/2073 - 08/20/2073 •	1,552	1,559
5.316% due 04/20/2066 •	324	325
5.366% due 04/20/2066 - 09/20/2069 •	745	748
5.389% due 05/20/2073 •	931	941
5.489% due 05/20/2073 •	1,025	1,041
5.539% due 05/20/2073 •	754	763
5.549% due 11/20/2072 •	487	495
5.559% due 11/20/2072 •	591	602
5.577% due 09/20/2067 •	819	832
5.716% due 08/20/2070 •	1,142	1,162
5.889% due 08/20/2071 •	490	501

Seasoned Loans Structured Transaction Trust
3.250% due 10/25/2033	92	92

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2055	900	759
5.000% due 11/01/2055	19,900	19,725
5.500% due 11/01/2055	2,000	2,015
6.000% due 11/01/2055	13,600	13,892

Total U.S. Government Agencies (Cost $119,511)		117,810

U.S. TREASURY OBLIGATIONS 16.1%

U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032	1,557	1,474
1.125% due 01/15/2033	2,711	2,628
		4,102

U.S. Treasury Notes
3.625% due 05/15/2026	40,200	40,148
4.875% due 04/30/2026	1,900	1,911

Total U.S. Treasury Obligations (Cost $46,093)		46,161

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%

280 Park Avenue Mortgage Trust
5.398% due 09/15/2034 •	900	894

Atrium Hotel Portfolio Trust
5.378% due 12/15/2036 •	793	782

BAMLL Commercial Mortgage Securities Trust
5.315% due 09/15/2038 •	900	865

Banc of America Funding Trust
5.334% due 05/25/2035 ~	85	80

BBCMS Mortgage Trust
3.662% due 04/15/2055 ~	1,700	1,582

BBCMS Trust
5.448% due 07/15/2037 •	900	880

Bear Stearns ALT-A Trust
5.425% due 05/25/2035 ~	61	58

Bear Stearns ARM Trust
4.604% due 02/25/2036 ~	1	1
5.923% due 01/25/2034 ~	17	16

BX Trust
4.899% due 04/15/2039 •	293	293

CHL Mortgage Pass-Through Trust
5.097% due 11/25/2034 ~	22	21
5.388% due 02/20/2035 ~	3	3
6.248% due 02/20/2036 •	146	136

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
6.000% due 09/25/2035 •	$9	$9
6.190% due 09/25/2035 •	5	5

CLNY Trust
5.717% due 11/15/2038 •	628	621

COMM Mortgage Trust
5.198% due 06/15/2034 •	900	872
5.565% due 12/15/2038 •	740	730

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~	10	9

CRSNT Trust
5.094% due 04/15/2036 •	1,300	1,291

CSMC Trust
5.665% due 07/15/2038 •	100	91

DROP Mortgage Trust
5.414% due 10/15/2043 •	1,100	1,070

Extended Stay America Trust
5.344% due 07/15/2038 •	759	760

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	737	612
3.000% due 09/25/2052 ~	820	707

GSR Mortgage Loan Trust
4.844% due 06/25/2034 ~	127	124
5.191% due 09/25/2035 ~	73	71

Impac CMB Trust
4.972% due 02/25/2036 •	217	208

JP Morgan Chase Commercial Mortgage Securities Trust
5.614% due 12/15/2036 •	900	445

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~	122	117

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.125% due 08/15/2032 •	201	200

Merrill Lynch Mortgage Investors Trust
5.457% due 02/25/2035 ~	40	38

New Orleans Hotel Trust
5.187% due 04/15/2032 •	900	895

OBX Trust
3.000% due 01/25/2052 ~	692	599
5.000% due 10/25/2051 •	773	721

One Market Plaza Trust
3.614% due 02/10/2032	1,315	1,275

Prime Mortgage Trust
4.672% due 02/25/2034 •	4	4

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •	1,900	1,888

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •	94	36
4.748% due 07/19/2035 •	17	17
5.008% due 05/19/2035 •	214	211

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	19
4.908% due 09/19/2032 •	6	5

UWM Mortgage Trust
5.000% due 12/25/2051 •	772	721

WaMu Mortgage Pass-Through Certificates Trust
4.812% due 07/25/2045 •	22	21
4.812% due 12/25/2045 •	21	21
4.852% due 10/25/2045 •	14	14
5.223% due 01/25/2046 •	116	111
5.553% due 06/25/2042 •	5	5

Wells Fargo Mortgage-Backed Securities Trust
3.920% due 11/25/2048 ~	478	456

Total Non-Agency Mortgage-Backed Securities (Cost $21,705)		20,610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.9%

AUTOMOBILE ABS OTHER 0.2%

Chesapeake Funding II LLC
5.142% due 05/15/2036 •	$469	$469

AUTOMOBILE SEQUENTIAL 0.7%

CarMax Auto Owner Trust
3.490% due 02/16/2027	49	49

Carvana Auto Receivables Trust
5.420% due 04/10/2028	451	453

Chesapeake Funding II LLC
5.520% due 05/15/2036	469	476

FCCU Auto Receivables Trust
5.760% due 11/15/2027	163	163

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	509

LAD Auto Receivables Trust
5.210% due 06/15/2027	10	10

M&T Bank Auto Receivables Trust
5.590% due 02/17/2032	102	102

Santander Drive Auto Receivables Trust
5.410% due 07/15/2027	44	44

SFS Auto Receivables Securitization Trust
5.710% due 10/20/2027	99	100

		1,906

CMBS OTHER 0.8%

BDS LLC
5.934% due 03/19/2039 •	994	995

FS Rialto Issuer LLC
6.287% due 01/19/2039 •	369	369

MF1 LLC
6.284% due 06/19/2037 •	772	773

Ready Capital Mortgage Financing LLC
5.472% due 11/25/2036 •	172	172

		2,309

CREDIT CARD OTHER 0.3%

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,000	1,019

HOME EQUITY OTHER 0.0%

Asset-Backed Securities Corp. Home Equity Loan Trust
5.915% due 03/15/2032 •	13	14

C-BASS Trust
4.392% due 11/25/2036 •	11	5

Fremont Home Loan Trust
4.332% due 01/25/2037 •	6	3

GSAMP Trust
4.342% due 12/25/2036 •	40	20

HSI Asset Loan Obligation Trust
4.392% due 12/25/2036 •	68	19

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •	78	17

		78

OTHER ABS 0.9%

Mosaic Solar Loan Trust
2.640% due 01/20/2053	589	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Private Education Loan Trust
5.715% due 07/16/2040 •	$267	$268

Pagaya AI Debt Trust
6.258% due 10/15/2031	203	205

SMB Private Education Loan Trust
3.940% due 02/16/2055	457	448
5.670% due 11/15/2052	495	509
5.822% due 02/16/2055 •	457	462

Stonepeak ABS
2.301% due 02/28/2033	299	289

		2,689

Total Asset-Backed Securities (Cost $8,623)		8,470

	SHARES
SHORT-TERM INSTRUMENTS 41.8%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (g)	747,349	747

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (h) 39.0%
		112,000

U.S. TREASURY BILLS 2.6%
4.123% due 12/30/2025 (d)(e)	$7,500	7,428

Total Short-Term Instruments (Cost $120,172)		120,175

Total Investments in Securities (Cost $334,352)		331,513

	SHARES
INVESTMENTS IN AFFILIATES 15.0%

SHORT-TERM INSTRUMENTS 15.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.0%

PIMCO Short Asset Portfolio	3,872,549	37,994

PIMCO Short-Term Floating NAV Portfolio III	530,892	5,170

Total Short-Term Instruments (Cost $42,693)		43,164

Total Investments in Affiliates (Cost $42,693)		43,164

Total Investments 130.4% (Cost $377,045)		$374,677

Financial Derivative Instruments (i)(j) 0.1% (Cost or Premiums, net $641)		164

Other Assets and Liabilities, net (30.5)%		(87,455)

Net Assets 100.0%		$287,386

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	4.220%	09/30/2025	10/01/2025	$8,700	U.S. Treasury Notes 3.500% due 09/30/2029	$(8,874)	$8,700	$8,701
BOS	4.290	09/30/2025	10/01/2025	51,500	U.S. Treasury Notes 1.500% - 4.500% due 01/31/2027 - 05/15/2027	(52,547)	51,500	51,506
SAL	4.180	10/01/2025	10/02/2025	100	U.S. Treasury Notes 1.750% due 12/31/2026	(102)	100	100
	4.240	10/01/2025	10/02/2025	51,700	U.S. Treasury Notes 3.625% due 08/15/2028	(52,737)	51,700	51,700

Total Repurchase Agreements						$(114,260)	$112,000	$112,007

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (7.5)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2055	$15,100	$(13,416)	$(13,266)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	5,200	(4,768)	(4,750)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	3,900	(3,683)	(3,675)

Total Short Sales (7.5)%				$(21,867)	$(21,691)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$60,207	$0	$0	$60,207	$(61,421)	$(1,214)
SAL	51,800	0	0	51,800	(52,839)	(1,039)

Total Borrowings and Other Financing Transactions	$112,007	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(5) at a weighted average interest rate of 4.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	14	$14	$(3)	$(3)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	8	8	(2)	(1)

					$(5)	$(4)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	6	$6	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	12	12	(3)	(1)

					$(4)	$(2)

Total Written Options					$(9)	$(6)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	1,142	$237,991	$126	$120	$0
U.S. Treasury 5-Year Note December Futures	12/2025	334	36,471	39	13	0
U.S. Treasury 10-Year Note December Futures	12/2025	29	3,263	(6)	0	(1)

				$159	$133	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	220	$(25,317)	$(241)	$14	$0

Total Futures Contracts				$(82)	$147	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.271%	$100	$1	$0	$1	$0	$0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227	350	1	0	1	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240	350	2	(1)	1	0	0

						$4	$(1)	$3	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	5.000%	Annual	10/15/2025	$6,600	$81	$(46)	$35	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025	3,700	40	(28)	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026	19,000	355	(148)	207	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(187)	17	(170)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	500	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	1,690	(30)	29	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	500	(10)	8	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	300	(7)	5	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	300	(7)	5	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	1,200	(28)	20	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	500	(12)	9	(3)	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.722%	Annual	10/31/2030	$1,100	$(28)	$19	$(9)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	800	(21)	14	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	400	(10)	6	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	11,600	(2)	(186)	(188)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	4,380	408	97	505	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	(5)	3	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	(4)	2	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(4)	3	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	70	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	1	2	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	2	4	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	1	2	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	300	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	5,000	107	72	179	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	100	0	1	1	0	0

						$626	$(106)	$520	$5	$(8)

Total Swap Agreements						$630	$(107)	$523	$5	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$147	$5	$152		$(6)		$(1)		$(8)	$(15)

Cash of $3,173 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	18,700	$15	$17
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	16,100	13	14
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

Total Purchased Options							$28	$31

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	200	$(1)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	300	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	100	0	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	200	(1)	(1)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	300	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	100	0	0

Total Written Options							$(8)	$(4)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(2)	$0	$(2)	$(2)	$0	$(2)
BPS	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
CBK	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
DUB	0	17	0	17	0	0	0	0	17	0	17
MYC	0	14	0	14	0	0	0	0	14	0	14

Total Over the Counter	$0	$31	$0	$31	$0	$(4)	$0	$(4)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$147	$147
Swap Agreements	0	0	0	0	5	5

	$0	$0	$0	$0	$152	$152

Over the counter
Purchased Options	$0	$0	$0	$0	$31	$31

	$0	$0	$0	$0	$183	$183

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	1	1
Swap Agreements	0	0	0	0	8	8

	$0	$0	$0	$0	$15	$15

Over the counter
Written Options	$0	$0	$0	$0	$4	$4

	$0	$0	$0	$0	$19	$19

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$21	$21
Futures	0	0	0	0	1,103	1,103
Swap Agreements	0	1	0	0	(231)	(230)

	$0	$1	$0	$0	$893	$894

Over the counter
Purchased Options	$0	$0	$0	$0	$(256)	$(256)
Written Options	0	0	0	0	319	319

	$0	$0	$0	$0	$63	$63

	$0	$1	$0	$0	$956	$957

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	(1,005)	(1,005)
Swap Agreements	0	0	0	0	35	35

	$0	$0	$0	$0	$(968)	$(968)

Over the counter
Purchased Options	$0	$0	$0	$0	$173	$173
Written Options	0	0	0	0	(167)	(167)

	$0	$0	$0	$0	$6	$6

	$0	$0	$0	$0	$(962)	$(962)

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,568	$0	$7,568
Industrials	0	7,112	1,400	8,512
Utilities	0	2,207	0	2,207
U.S. Government Agencies	0	116,061	1,749	117,810
U.S. Treasury Obligations	0	46,161	0	46,161
Non-Agency Mortgage-Backed Securities	0	20,610	0	20,610
Asset-Backed Securities
Automobile ABS Other	0	469	0	469
Automobile Sequential	0	1,906	0	1,906
CMBS Other	0	2,309	0	2,309
Credit Card Other	0	1,019	0	1,019
Home Equity Other	0	78	0	78
Other ABS	0	2,689	0	2,689
Short-Term Instruments
Mutual Funds	0	747	0	747
Repurchase Agreements	0	112,000	0	112,000
U.S. Treasury Bills	0	7,428	0	7,428

	$0	$328,364	$3,149	$331,513

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$43,164	$0	$0	$43,164

Total Investments	$43,164	$328,364	$3,149	$374,677

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,691)	$0	$(21,691)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	152	0	152
Over the counter	0	31	0	31

	$0	$183	$0	$183

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(15)	0	(15)
Over the counter	0	(4)	0	(4)

	$0	$(19)	$0	$(19)

Total Financial Derivative Instruments	$0	$164	$0	$164

Totals	$43,164	$306,837	$3,149	$353,150

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$0	$1,400	$0	$0	$0	$0	$0	$0	$1,400	$0
U.S. Government Agencies	0	1,749	0	0	0	0	0	0	1,749	0

Totals	$0	$3,149	$0	$0	$0	$0	$0	$0	$3,149	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average%
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$1,400	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	1,749	Recent Transaction	Purchase Price	99.938	—

Total	$3,149

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO Low Duration ESG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.6%

CORPORATE BONDS & NOTES 13.6%

BANKING & FINANCE 9.9%

American Express Co.
5.645% due 04/23/2027 •		$1,000	$1,008

Asian Development Bank
6.000% due 02/05/2026	BRL	11,000	2,004

Athene Global Funding
3.026% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	600	709

Bank of America Corp.
4.623% due 05/09/2029 •		$700	709

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		400	409

Barclays PLC
7.325% due 11/02/2026 •		800	802

BPCE SA
5.975% due 01/18/2027 •		400	402
6.612% due 10/19/2027 •		800	818

Citibank NA
4.876% due 11/19/2027 •		600	605

Cooperatieve Rabobank UA
4.840% (SOFRINDX + 0.620%) due 08/28/2026 ~		500	501

CTP NV
0.625% due 09/27/2026	EUR	1,100	1,268

Deutsche Bank AG
4.999% due 09/11/2030 •		$600	609

Equitable Financial Life Global Funding
1.300% due 07/12/2026		1,700	1,664

Goldman Sachs Bank USA
4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~		800	803

Goldman Sachs Group, Inc.
4.937% due 04/23/2028 •		800	810

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		183	181

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	26,000	1,499

JPMorgan Chase & Co.
5.571% due 04/22/2028 •		$1,300	1,329
6.070% due 10/22/2027 •		1,000	1,020

KEB Hana Bank
5.375% due 04/23/2027		1,500	1,530

Morgan Stanley
5.338% (SOFRRATE + 1.020%) due 04/13/2028 ~		800	804
6.138% due 10/16/2026 •		1,600	1,601

Morgan Stanley Bank NA
5.016% due 01/12/2029 •		800	815

Norinchukin Bank
1.284% due 09/22/2026		2,200	2,139
5.094% due 10/16/2029		500	512
5.430% due 03/09/2028		600	614

Pacific Life Global Funding II
1.375% due 04/14/2026		1,900	1,873

Santander U.K. Group Holdings PLC
5.223% (SOFRINDX + 1.070%) due 09/22/2029 ~		300	300
6.833% due 11/21/2026 •		1,200	1,204

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026		1,200	1,204

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		400	413

Toronto-Dominion Bank
5.264% due 12/11/2026		1,200	1,217

Toyota Motor Credit Corp.
4.550% due 08/07/2026		200	201

UBS Group AG
5.711% due 01/12/2027 •		1,300	1,305
7.750% due 03/01/2029 •	EUR	600	786

			33,668

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (00S)
INDUSTRIALS 2.5%

Beignet
6.850% due 06/01/2049 «(b)		$1,700	$1,700

BMW U.S. Capital LLC
4.750% due 03/21/2028		430	436
5.050% due 08/11/2028		670	686

Denso Corp.
4.420% due 09/11/2029		500	503

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		781	741

NTT Finance Corp.
4.567% due 07/16/2027		200	202

Smurfit Kappa Treasury ULC
1.500% due 09/15/2027	EUR	800	923

Snam SpA
5.000% due 05/28/2030		$700	710

Weir Group PLC
2.200% due 05/13/2026		2,500	2,461

			8,362

UTILITIES 1.2%

AES Corp.
5.450% due 06/01/2028		1,000	1,024

Electricite de France SA
3.625% due 10/13/2025		500	500

Enel Finance International NV
1.625% due 07/12/2026		1,500	1,471

NBN Co. Ltd.
4.000% due 10/01/2027		300	299

Southern Power Co.
0.900% due 01/15/2026		1,000	990

			4,284

Total Corporate Bonds & Notes (Cost $46,209)			46,314

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%

California Health Facilities Financing Authority Revenue Notes, Series 2020
1.168% due 06/01/2026		1,000	982

NEW YORK 0.3%

New York City, New York Housing Development Corp. Revenue Notes, Series 2021
0.923% due 11/01/2025		250	249
1.023% due 05/01/2026		650	640
1.123% due 11/01/2026		250	243

			1,132

Total Municipal Bonds & Notes (Cost $2,150)			2,114

U.S. GOVERNMENT AGENCIES 29.2%

Federal Home Loan Mortgage Corp.
0.650% due 10/22/2025 - 10/27/2025		8,200	8,182
0.800% due 10/28/2026		1,700	1,648
2.500% due 07/01/2050		1,462	1,245
3.000% due 01/01/2027		5	5
4.000% due 06/01/2048 - 10/01/2053		4,338	4,101
4.500% due 07/01/2053 - 10/01/2053		9,775	9,500
5.000% due 10/01/2033 - 10/01/2053		8,529	8,503
5.500% due 08/01/2053		775	785
6.360% due 08/01/2035 •		3	4
6.508% due 06/01/2035 •		7	8
6.796% due 07/01/2035 •		2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Multiclass Certificates
0.826% due 02/25/2031	$2,170	$1,957

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.242% due 09/25/2030 ~(a)	13,664	606
2.875% due 04/25/2026	1,900	1,889
2.939% due 04/25/2029	1,900	1,829

Federal Home Loan Mortgage Corp. REMICS
4.860% due 12/15/2042 •	275	273
5.197% due 10/15/2037 •	17	17

Federal Home Loan Mortgage Corp. STRIPS
2.502% due 08/15/2044 •	92	96

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 02/25/2045 •	9	9
6.500% due 07/25/2043	28	29

Federal National Mortgage Association
3.000% due 12/01/2026 - 04/01/2052	12,574	11,170
4.000% due 08/01/2047 - 07/01/2053	1,933	1,833
4.414% due 08/01/2029 •	1	1
4.500% due 07/01/2053	5,527	5,381
5.000% due 04/01/2053 - 11/01/2053	17,886	17,806
5.421% due 07/01/2042 •	3	3
5.471% due 09/01/2041 •	9	9
5.919% due 02/01/2031 •	1	1
5.950% due 11/01/2035 •	2	2
5.963% due 11/01/2034 •	1	2
6.315% due 05/01/2035 •	1	1
6.472% due 08/01/2035 •	13	13
6.697% due 11/01/2035 •	2	2

Federal National Mortgage Association REMICS
1.000% due 01/25/2043	3	3
3.500% due 02/25/2043 (a)	117	4
5.000% due 01/25/2040 - 07/25/2040	73	74
5.750% due 10/25/2035	2	2

Federal National Mortgage Association REMICS Trust
4.721% due 12/25/2042 ~	2	2

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	20	20

Government National Mortgage Association
3.500% due 05/20/2049 - 08/20/2049	1,434	1,323
4.000% due 06/20/2048	500	473
5.625% due 06/20/2027 - 02/20/2032 •	6	7

Government National Mortgage Association REMICS
4.695% due 10/20/2043 •	213	206
4.892% due 04/20/2065 •	19	19
4.902% due 06/20/2065 •	21	21
4.926% due 02/20/2067 •	80	80
4.966% due 07/20/2067 •	107	107
5.046% due 05/20/2066 •	2	2
5.066% due 04/20/2065 •	148	148
5.096% due 03/20/2065 •	282	282
5.116% due 11/20/2065 •	22	22
5.186% due 02/20/2066 •	18	18
5.227% due 06/20/2067 •	413	418
5.236% due 10/20/2066 •	167	168
5.349% due 08/20/2073 •	649	654
5.549% due 11/20/2072 •	3,602	3,666
5.559% due 11/20/2072 •	4,108	4,185

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	4,100	3,864
5.500% due 11/01/2055	1,800	1,814
6.000% due 11/01/2055	4,500	4,597

Total U.S. Government Agencies (Cost $99,280)		99,091

U.S. TREASURY OBLIGATIONS 13.0%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	2,335	2,211

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.125% due 01/15/2033		$2,169	$2,103
1.625% due 04/15/2030		710	721

U.S. Treasury Notes
3.625% due 05/15/2026		37,300	37,251
4.875% due 04/30/2026 (g)		2,000	2,012

Total U.S. Treasury Obligations (Cost $44,225)			44,298

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

Banc of America Funding Trust
5.334% due 05/25/2035 ~		38	36

Banc of America Mortgage Trust
5.641% due 08/25/2034 ~		9	9
5.726% due 03/25/2033 ~		54	52

BBCCRE Trust
3.966% due 08/10/2033		2,200	2,034

Bear Stearns ALT-A Trust
4.838% due 09/25/2035 ~		5	3
5.425% due 05/25/2035 ~		11	10

Bear Stearns ARM Trust
5.923% due 01/25/2034 ~		3	3

Beast Mortgage Trust
5.315% due 03/15/2036 •		1,500	1,272

BSREP Commercial Mortgage Trust
5.215% due 08/15/2038 •		3,153	2,999

CHL Mortgage Pass-Through Trust
5.097% due 11/25/2034 ~		8	8
5.388% due 02/20/2035 ~		1	1
6.248% due 02/20/2036 •		23	22

Citigroup Mortgage Loan Trust, Inc.
4.342% due 01/25/2037 •		18	16
6.480% due 10/25/2035 •		1	1
6.490% due 05/25/2035 •		1	1

DROP Mortgage Trust
5.414% due 10/15/2043 •		2,200	2,139

Eurosail-U.K. PLC
5.055% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	235	316

First Horizon Alternative Mortgage Securities Trust
5.586% due 01/25/2035 ~		$42	42

Gemgarto PLC
4.871% due 12/16/2067 •	GBP	90	121

GMACM Mortgage Loan Trust
3.685% due 11/19/2035 ~		$3	3

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~		12	11
4.844% due 06/25/2034 ~		4	4
5.191% due 09/25/2035 ~		11	11

JP Morgan Chase Commercial Mortgage Securities Trust
5.275% due 06/15/2038 •		2,200	2,137

JP Morgan Mortgage Trust
5.750% due 01/25/2036		21	9

Morgan Stanley Capital I Trust
5.434% due 12/15/2038 •		1,100	1,059

One New York Plaza Trust
5.215% due 01/15/2036 •		2,200	2,166

Structured Adjustable Rate Mortgage Loan Trust
5.553% due 01/25/2035 •		20	18
6.336% due 02/25/2034 ~		7	7

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •		34	13
4.748% due 07/19/2035 •		2	2
4.832% due 02/25/2036 •		6	5

SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,622
2.850% due 02/12/2041		300	258

VASA Trust
5.165% due 07/15/2039 •		2,900	2,841

WaMu Mortgage Pass-Through Certificates Trust
4.812% due 12/25/2045 •		4	4
4.852% due 10/25/2045 •		23	23
5.012% due 11/25/2034 •		14	14
5.553% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $20,515)			19,294

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 8.8%

AUTOMOBILE SEQUENTIAL 0.9%

FHF Issuer Trust
5.690% due 02/15/2030		$434	$438

FHF Trust
4.430% due 01/18/2028		157	158
6.570% due 06/15/2028		223	225

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		1,000	1,006
5.570% due 09/25/2029		1,000	1,031

			2,858

CMBS OTHER 0.4%

Arbor Realty Commercial Real Estate Notes Ltd.
5.615% due 11/15/2036 •		767	769

MF1 Ltd.
5.330% due 10/16/2036 •		586	587

			1,356

HOME EQUITY OTHER 0.4%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.382% due 03/25/2035 •		654	652

Countrywide Asset-Backed Certificates Trust
5.012% due 12/25/2034 •		679	664

GE-WMC Mortgage Securities Trust
4.352% due 08/25/2036 •		2	1

Morgan Stanley ABS Capital I, Inc. Trust
4.372% due 07/25/2036 •		8	3

NovaStar Mortgage Funding Trust
4.592% due 05/25/2036 •		40	39

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •		39	8

Structured Asset Investment Loan Trust
4.977% due 03/25/2034 •		32	34

			1,401

WHOLE LOAN COLLATERAL 0.0%

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.832% due 12/25/2035 •		16	16

OTHER ABS 7.1%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		1,000	1,001

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		1,000	1,001

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		1,500	1,502

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		700	701

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •		1,000	1,001

Arbour CLO VII DAC
3.194% due 12/15/2038 •	EUR	900	1,058

ARES European CLO XIV DAC
3.054% due 10/21/2034 •		388	456

Avoca Static CLO I DAC
2.996% due 01/15/2035 •		447	524

College Avenue Student Loans LLC
5.472% due 12/26/2047 •		$1,404	1,406

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		1,518	1,215

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		1,100	1,106

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •		488	489

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		$710	$579

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		4	4

Mosaic Solar Loan Trust
2.640% due 01/20/2053		1,441	1,243

Ocean Trails CLO 8
5.608% due 07/15/2034 •		1,500	1,502

Ocean Trails CLO X
5.618% due 10/15/2034 •		1,000	1,002

Palmer Square European Loan Funding DAC
3.006% due 08/15/2033 •	EUR	731	857

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		$929	931

Service Experts Issuer LLC
2.670% due 02/02/2032		368	361

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		1,970	1,672

Sunnova Sol V Issuer LLC
5.400% due 04/30/2058		472	458

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		2,494	2,247

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		783	789

Trinitas CLO XIX Ltd.
5.435% due 10/20/2033 •		1,087	1,089

			24,194

Total Asset-Backed Securities (Cost $30,534)			29,825

SOVEREIGN ISSUES 0.7%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		1,000	1,056

Development Bank of Japan, Inc.
0.875% due 10/10/2025	EUR	680	798

Korea Housing Finance Corp.
4.875% due 08/27/2027		$400	407

Total Sovereign Issues (Cost $2,201)			2,261

SHORT-TERM INSTRUMENTS 56.0%

REPURCHASE AGREEMENTS (d) 56.0%

			190,100

Total Short-Term Instruments (Cost $190,100)			190,100

Total Investments in Securities (Cost $435,214)			433,297

Total Investments 127.6% (Cost $435,214)			$433,297

Financial Derivative Instruments (e)(f) 0.0% (Cost or Premiums, net $880)			85

Other Assets and Liabilities, net (27.6)%			(93,851)

Net Assets 100.0%			$339,531

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$11,300	U.S. Treasury Notes 3.500% due 09/30/2029	$(11,526)	$11,300	$11,301
	4.290	09/30/2025	10/01/2025	66,000	U.S. Treasury Notes 1.250% due 11/30/2026	(67,393)	66,000	66,008
	4.450	09/30/2025	10/01/2025	25,000	U.S. Treasury Notes 4.625% due 09/30/2028	(24,945)	25,000	25,003
SAL	4.180	10/01/2025	10/02/2025	87,800	U.S. Treasury Notes 3.750% due 08/15/2027	(89,533)	87,800	87,800

Total Repurchase Agreements						$(193,397)	$190,100	$190,112

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.0)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2055	$600	$(495)	$(506)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	14,200	(12,617)	(12,475)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2055	700	(695)	(694)

Total Short Sales (4.0)%				$(13,807)	$(13,675)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$102,312	$0	$0	$102,312	$(103,863)	$(1,551)
SAL	87,800	0	0	87,800	(89,533)	(1,733)

Total Borrowings and Other Financing Transactions	$190,112	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(51) at a weighted average interest rate of 4.353%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.500	10/24/2025	13	$13	$(3)	$(3)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	10	10	(2)	(2)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	3	3	(1)	(1)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	1	1	0	0
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	2	2	(1)	0

						$(7)	$(6)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	5	$5	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	8	8	(2)	(1)

					$(3)	$(1)

Total Written Options					$(10)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	2	$277	$0	$0	$0
Euro-Bund December Futures	12/2025	1	151	1	1	0
U.S. Treasury 2-Year Note December Futures	12/2025	1,283	267,375	193	140	0
U.S. Treasury 5-Year Note December Futures	12/2025	423	46,190	44	16	0

				$238	$157	$0

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	150	$(16,875)	$(76)	$2	$0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	272	(31,301)	(245)	17	0

				$(321)	$19	$0

Total Futures Contracts				$(83)	$176	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	200	$1	$(1)	$0	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271	$	100	1	0	1	0	0

							$2	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$100	$2	$0	$2	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	5,500	$(25)	$(7)	$(32)	$8	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$	3,960	27	7	34	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		7,100	(27)	(171)	(198)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,700	8	(45)	(37)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		400	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		300	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		800	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		300	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		740	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		400	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		13,400	(3)	(214)	(217)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		7,140	737	86	823	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		140	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		120	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		300	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		300	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(3)	(4)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	9,600	162	(14)	148	33	0
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		90	0	1	1	0	0

							$866	$(401)	$465	$43	$(11)

Total Swap Agreements							$870	$(402)	$468	$43	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$176	$43	$219	$(7)	$0	$(11)	$(18)

Cash of $3,003 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	6,418		$7,486	$0	$(50)
	10/2025		$405	CAD	564	0	0
	11/2025	CAD	563		$405	0	0

BOA	10/2025	JPY	1,574		11	0	0
	10/2025		$1	JPY	181	0	0
	10/2025		345	NZD	599	3	0
	11/2025	NZD	599		$345	0	(2)
	11/2025		$11	JPY	1,568	0	0

BPS	10/2025	JPY	1,823		$12	0	0
	10/2025		$2	IDR	30,449	0	0
	10/2025		75	PLN	275	0	0
	10/2025		198	TWD	6,019	0	0
	11/2025		12	JPY	1,817	0	0
BRC	10/2025	CHF	63		$79	0	(1)
	10/2025		$67	CHF	53	0	0
	11/2025	AUD	95		$63	0	0
	11/2025	CHF	53		67	0	0
	11/2025	ZAR	2,335		133	0	(2)

BSH	10/2025		$344	GBP	255	0	(1)
	10/2025		102	NZD	176	0	0
	11/2025	NZD	176		$102	0	0

CBK	10/2025	AUD	95		62	0	(1)
	10/2025	BRL	11,582		2,096	0	(81)

	10/2025	CNH	171		24	0	0
	10/2025		$2,178	BRL	11,582	0	(2)
	10/2025		2	IDR	31,054	0	0
	10/2025		19	THB	618	0	0
	10/2025	ZAR	579		$33	0	0

DUB	10/2025	KRW	20,072		14	0	0
	11/2025	ZAR	5,638		322	0	(3)

FAR	10/2025	AUD	147		95	0	(2)
	10/2025	SGD	116		90	0	0
	10/2025		$174	AUD	267	3	0
	10/2025		12	CHF	10	0	0
	10/2025		489	JPY	71,904	0	(3)
	10/2025		44	PLN	159	0	0
	11/2025	AUD	267		$174	0	(2)
	11/2025	CHF	10		12	0	0
	11/2025		$90	SGD	115	0	0

	12/2025	MXN	1,794		$95	0	(3)

GLM	10/2025		$2	IDR	31,336	0	0

JPM	10/2025	CAD	563		$407	3	0
	10/2025	KRW	34,743		25	0	0
	11/2025	ZAR	4,992		285	0	(3)

MBC	10/2025	AUD	120		79	0	0
	10/2025	JPY	904		6	0	0

	10/2025	KRW	27,593		20	0	0
	10/2025		$90	SGD	116	0	(1)
	10/2025		45	THB	1,457	0	0
	11/2025		6	JPY	901	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2025	JPY	34,474		$231	$0	$(2)
	10/2025		$5	JPY	800	0	0
	10/2025		41	PLN	149	0	0
	11/2025		231	JPY	34,354	2	0

NGF	10/2025	KRW	46,017		$33	0	0
	10/2025		$2	IDR	28,139	0	0

SCX	10/2025		520	GBP	389	3	0
	10/2025		2	IDR	31,225	0	0
	10/2025		28	JPY	4,098	0	0
	11/2025	GBP	389		$520	0	(3)

SOG	10/2025	BRL	11,614		2,184	2	0
	10/2025	JPY	75,075		505	0	(3)
	10/2025	NZD	775		452	2	0
	10/2025		$2,176	BRL	11,614	6	0
	10/2025		7,548	EUR	6,418	0	(13)
	10/2025		255	JPY	37,522	0	(1)
	11/2025	EUR	6,418		$7,563	13	0
	11/2025		$505	JPY	74,815	3	0
	12/2025	BRL	11,779		$2,176	0	(6)

SSB	10/2025	GBP	644		868	2	0

UAG	10/2025		$41	PLN	149	0	0
	10/2025		34	ZAR	579	0	0
	10/2025	ZAR	579		$34	0	0
	11/2025		2,540		144	0	(3)

Total Forward Foreign Currency Contracts						$42	$(188)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	22,000	$18	$19

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	18,800	14	17

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

Total Purchased Options							$32	$36

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	300	$(1)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	300	(1)	(1)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	100	0	(1)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	100	0	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	400	(1)	(1)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	300	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	200	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	100	0	0

Total Written Options							$(12)	$(6)

50	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(50)	$0	$0	$(50)	$(50)	$0	$(50)
BOA	3	0	0	3	(2)	(2)	0	(4)	(1)	11	10
BPS	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
BRC	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
BSH	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	0	0	0	0	(84)	(1)	0	(85)	(85)	0	(85)
DUB	0	19	0	19	(3)	0	0	(3)	16	0	16
FAR	3	0	0	3	(10)	0	0	(10)	(7)	0	(7)
GLM	0	0	0	0	0	(2)	0	(2)	(2)	13	11
JPM	3	0	0	3	(3)	0	0	(3)	0	0	0
MBC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
MYC	0	17	0	17	0	0	0	0	17	0	17
MYI	2	0	0	2	(2)	0	0	(2)	0	0	0
SCX	3	0	0	3	(3)	0	0	(3)	0	0	0
SOG	26	0	0	26	(23)	0	0	(23)	3	0	3
SSB	2	0	0	2	0	0	0	0	2	0	2
UAG	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)

Total Over the Counter	$42	$36	$0	$78	$(188)	$(6)	$0	$(194)

(g)

Securities with an aggregate market value of $24 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$176	$176
Swap Agreements	0	0	0	0	43	43

	$0	$0	$0	$0	$219	$219

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$42	$0	$42
Purchased Options	0	0	0	0	36	36

	$0	$0	$0	$42	$36	$78

	$0	$0	$0	$42	$255	$297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Swap Agreements	0	0	0	0	11	11

	$0	$0	$0	$0	$18	$18

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$188	$0	$188
Written Options	0	0	0	0	6	6

	$0	$0	$0	$188	$6	$194

	$0	$0	$0	$188	$24	$212

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)	September 30, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$26	$26
Futures	0	0	0	0	964	964
Swap Agreements	0	3	0	0	(165)	(162)

	$0	$3	$0	$0	$825	$828

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,471)	$0	$(1,471)
Purchased Options	0	0	0	0	(267)	(267)
Written Options	0	2	0	0	352	354

	$0	$2	$0	$(1,471)	$85	$(1,384)

	$0	$5	$0	$(1,471)	$910	$(556)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	(1,019)	(1,019)
Swap Agreements	0	(1)	0	0	(49)	(50)

	$0	$(1)	$0	$0	$(1,066)	$(1,067)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$53	$0	$53
Purchased Options	0	0	0	0	179	179
Written Options	0	0	0	0	(177)	(177)

	$0	$0	$0	$53	$2	$55

	$0	$(1)	$0	$53	$(1,064)	$(1,012)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,668	$0	$33,668
Industrials	0	6,662	1,700	8,362
Utilities	0	4,284	0	4,284
Municipal Bonds & Notes
California	0	982	0	982
New York	0	1,132	0	1,132
U.S. Government Agencies	0	99,091	0	99,091
U.S. Treasury Obligations	0	44,298	0	44,298
Non-Agency Mortgage-Backed Securities	0	19,294	0	19,294
Asset-Backed Securities
Automobile Sequential	0	2,858	0	2,858
CMBS Other	0	1,356	0	1,356
Home Equity Other	0	1,401	0	1,401
Whole Loan Collateral	0	16	0	16
Other ABS	0	24,194	0	24,194
Sovereign Issues	0	2,261	0	2,261
Short-Term Instruments
Repurchase Agreements	0	190,100	0	190,100

Total Investments	$0	$431,597	$1,700	$433,297

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,675)	$0	$(13,675)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	218	0	219
Over the counter	0	78	0	78

	$1	$296	$0	$297

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(17)	0	(18)
Over the counter	0	(194)	0	(194)

	$(1)	$(211)	$0	$(212)

Total Financial Derivative Instruments	$0	$85	$0	$85

Totals	$0	$418,007	$1,700	$419,707

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

52	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short Asset Investment Fund	September 30, 2025	(Unaudited)

Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4%

CORPORATE BONDS & NOTES 50.2%

BANKING & FINANCE 31.5%

ABN AMRO Bank NV
6.575% due 10/13/2026 •	$23,300	$23,314

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026	8,994	8,922
4.450% due 10/01/2025	2,100	2,100

Air Lease Corp.
2.875% due 01/15/2026	3,284	3,270
3.750% due 06/01/2026	1,430	1,423

American Express Co.
4.932% (SOFRINDX + 0.650%) due 11/04/2026 ~	12,000	12,035
5.016% (SOFRRATE + 0.760%) due 02/13/2026 ~	476	477
5.268% (SOFRINDX + 0.970%) due 07/28/2027 ~	250	251

American Honda Finance Corp.
4.806% due 12/11/2026 •	6,000	6,006
4.831% (SOFRRATE + 0.500%) due 10/10/2025 ~	1,500	1,500
4.880% due 10/06/2026 •	2,800	2,805
4.891% due 05/20/2026 •	9,585	9,606
4.927% due 03/08/2027 •	1,500	1,503
4.991% due 07/15/2026 •	7,000	7,010
5.248% (SOFRRATE + 0.920%) due 01/12/2026 ~	882	884

American Tower Corp.
1.450% due 09/15/2026	1,300	1,269
1.600% due 04/15/2026	4,203	4,147
4.400% due 02/15/2026	4,665	4,665

Athene Global Funding
5.068% due 07/16/2026 •	11,100	11,127
5.174% (SOFRINDX + 0.830%) due 01/07/2027 ~	16,600	16,640

Australia & New Zealand Banking Group Ltd.
4.745% (SOFRRATE + 0.560%) due 03/18/2026 ~	2,671	2,675

Aviation Capital Group LLC
1.950% due 01/30/2026	2,000	1,982

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	481	476
5.500% due 01/15/2026	5,200	5,207

Banco Santander SA
1.849% due 03/25/2026	1,600	1,582

Bank of America Corp.
1.197% due 10/24/2026 •	8,950	8,933
1.734% due 07/22/2027 •	6,600	6,469
5.513% (SOFRRATE + 1.350%) due 09/15/2027 ~	1,176	1,186

Bank of Montreal
4.796% (SOFRINDX + 0.620%) due 09/15/2026 ~	5,550	5,562
5.065% (SOFRINDX + 0.880%) due 09/10/2027 ~	1,000	1,004

Bank of Nova Scotia
4.759% (SOFRINDX + 0.545%) due 03/02/2026 ~	287	287

Banque Federative du Credit Mutuel SA
5.728% (SOFRINDX + 1.400%) due 07/13/2026 ~	7,657	7,721

Barclays PLC
4.375% due 01/12/2026	24,000	24,002

BNP Paribas SA
1.323% due 01/13/2027 •	6,600	6,540

BPCE SA
1.652% due 10/06/2026 •	12,912	12,907
5.975% due 01/18/2027 •	700	703

Canadian Imperial Bank of Commerce
5.572% (SOFRRATE + 1.220%) due 10/02/2026 ~	5,100	5,141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Global Markets Holdings, Inc.
4.610% (SOFRRATE + 0.480%) due 01/20/2026 ~	$22,500	$22,485

CNA Financial Corp.
4.500% due 03/01/2026	700	700

Cooperatieve Rabobank UA
5.043% (SOFRINDX + 0.710%) due 01/09/2026 ~	28,550	28,589

Credit Agricole SA
5.635% (SOFRRATE + 1.290%) due 07/05/2026 ~	2,035	2,049

CubeSmart LP
3.125% due 09/01/2026	3,002	2,975

Deutsche Bank AG
2.129% due 11/24/2026 •	16,775	16,714
7.146% due 07/13/2027 •	3,725	3,805

Equitable America Global Funding
4.886% (SOFRRATE + 0.710%) due 09/15/2027 ~	3,300	3,307

Equitable Financial Life Global Funding
4.806% (SOFRRATE + 0.470%) due 02/04/2026 ~	3,300	3,302

F&G Global Funding
1.750% due 06/30/2026	12,630	12,386

Federation des Caisses Desjardins du Quebec
4.930% (SOFRRATE + 0.630%) due 01/27/2027 ~	12,000	12,007

Ford Motor Credit Co. LLC
3.375% due 11/13/2025	2,756	2,751

GA Global Funding Trust
1.625% due 01/15/2026	19,847	19,689

General Motors Financial Co., Inc.
1.500% due 06/10/2026	517	507
6.050% due 10/10/2025	4,747	4,749

Goldman Sachs Group, Inc.
1.093% due 12/09/2026 •	3,000	2,981
1.431% due 03/09/2027 •	8,765	8,653
4.984% due 12/09/2026 •	500	501
5.004% due 03/09/2027 •	2,835	2,839
5.005% (SOFRRATE + 0.820%) due 09/10/2027 ~	5,000	5,014
6.325% (US0003M + 1.750%) due 10/28/2027 ~	61	62

Intesa Sanpaolo SpA
7.000% due 11/21/2025	8,243	8,273

Jackson National Life Global Funding
3.050% due 04/29/2026	3,844	3,818
5.500% due 01/09/2026	11,500	11,529
5.600% due 04/10/2026	970	977

John Deere Capital Corp.
4.651% (SOFRRATE + 0.440%) due 03/06/2026 ~	450	450
4.796% due 10/22/2025 •	3,900	3,901
5.001% due 06/08/2026 •	171	172

JPMorgan Chase & Co.
1.040% due 02/04/2027 •	15,380	15,212
5.191% (SOFRRATE + 0.885%) due 04/22/2027 ~	3,500	3,512

KeyBank NA
4.700% due 01/26/2026	10,965	10,973

Lloyds Banking Group PLC
5.985% due 08/07/2027 •	7,400	7,507

Manufacturers & Traders Trust Co.
5.400% due 11/21/2025	1,000	1,001

Morgan Stanley
5.050% due 01/28/2027 •	31,931	32,001

Morgan Stanley Bank NA
5.455% (SOFRRATE + 1.165%) due 10/30/2026 ~	2,573	2,598

National Bank of Canada
4.702% due 03/05/2027 •	12,700	12,719

New York Life Global Funding
4.732% (SOFRRATE + 0.550%) due 06/11/2027 ~	12,300	12,342

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Holdings, Inc.
1.653% due 07/14/2026	$2,279	$2,236
5.709% due 01/09/2026	2,900	2,911

Pacific Life Global Funding II
4.762% (SOFRRATE + 0.480%) due 02/04/2027 ~	2,000	2,004
4.898% (SOFRRATE + 0.600%) due 01/27/2028 ~	10,000	10,035

PNC Bank NA
4.826% (SOFRRATE + 0.500%) due 01/15/2027 ~	11,400	11,404

Protective Life Global Funding
5.366% due 01/06/2026	500	501

Reliance Standard Life Global Funding II
5.243% due 02/02/2026	15,700	15,736

Royal Bank of Canada
4.743% (SOFRINDX + 0.460%) due 08/03/2026 ~	22,000	22,036
4.870% (SOFRINDX + 0.570%) due 04/27/2026 ~	3,311	3,318

Sammons Financial Group Global Funding
5.064% due 09/02/2027 •	3,400	3,404

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	8,609	8,450
6.833% due 11/21/2026 •	12,861	12,900

Societe Generale SA
1.488% due 12/14/2026 •	8,200	8,150

Standard Chartered PLC
1.456% due 01/14/2027 •	10,000	9,911
6.170% due 01/09/2027 •	3,000	3,014

Sumitomo Mitsui Financial Group, Inc.
5.637% (SOFRRATE + 1.300%) due 07/13/2026 ~	795	801
5.767% (SOFRRATE + 1.430%) due 01/13/2026 ~	19,260	19,327

Sumitomo Mitsui Trust Bank Ltd.
5.345% (SOFRRATE + 1.120%) due 03/09/2026 ~	5,822	5,846
5.350% (SOFRRATE + 1.150%) due 09/14/2026 ~	270	272
5.650% due 03/09/2026	850	856

Svenska Handelsbanken AB
5.426% due 06/15/2026 •	8,450	8,510

Swedbank AB
5.556% due 06/15/2026 •	2,450	2,469

Toyota Motor Credit Corp.
4.701% (SOFRRATE + 0.450%) due 05/15/2026 ~	192	192
4.995% (SOFRRATE + 0.650%) due 01/05/2026 ~	2,000	2,003

U.S. Bancorp
5.727% due 10/21/2026 •	479	479

UBS Group AG
1.305% due 02/02/2027 •	6,900	6,832
4.125% due 04/15/2026	11,152	11,154

Voya Financial, Inc.
3.650% due 06/15/2026	6,158	6,135

Wells Fargo Bank NA
5.036% (SOFRRATE + 0.710%) due 01/15/2026 ~	17,100	17,118
5.330% (SOFRRATE + 1.060%) due 08/07/2026 ~	405	407

Weyerhaeuser Co.
4.750% due 05/15/2026	60	60

		692,852

INDUSTRIALS 13.8%

7-Eleven, Inc.
0.950% due 02/10/2026	3,050	3,012

Altria Group, Inc.
4.400% due 02/14/2026	5,167	5,164

BAT International Finance PLC
1.668% due 03/25/2026	10,377	10,253

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance II LLC
4.250% due 12/15/2025	$16,007	$15,994

Berry Global, Inc.
1.570% due 01/15/2026	9,100	9,022

BMW U.S. Capital LLC
4.902% (SOFRINDX + 0.550%) due 04/02/2026 ~	400	401

Boeing Co.
2.196% due 02/04/2026	24,907	24,722

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875% due 01/15/2027	16,800	16,794

Campbell’s Co.
5.300% due 03/20/2026	13,205	13,253

Cigna Group
1.250% due 03/15/2026	18,663	18,407
4.500% due 02/25/2026	1,837	1,837

Conagra Brands, Inc.
4.600% due 11/01/2025	2,460	2,459
5.300% due 10/01/2026	3,000	3,031

Constellation Brands, Inc.
3.700% due 12/06/2026	7,446	7,409

Cox Communications, Inc.
3.350% due 09/15/2026	7,721	7,666

Diageo Capital PLC
5.200% due 10/24/2025	600	600

Element Fleet Management Corp.
6.271% due 06/26/2026	4,308	4,364

Energy Transfer LP
3.900% due 07/15/2026	6,100	6,089
4.750% due 01/15/2026	1,231	1,231
6.050% due 12/01/2026	1,000	1,019

ERAC USA Finance LLC
3.300% due 12/01/2026	1,617	1,602

FedEx Corp.
3.250% due 04/01/2026	709	706

Flex Ltd.
3.750% due 02/01/2026	1,508	1,502

General Electric Co.
4.963% (US0003M + 0.380%) due 05/05/2026 ~	159	159

Georgia-Pacific LLC
0.950% due 05/15/2026	315	309

Global Payments, Inc.
1.200% due 03/01/2026	9,806	9,678

HCA, Inc.
5.250% due 06/15/2026	2,311	2,316
5.875% due 02/15/2026	109	109

Home Depot, Inc.
4.486% (SOFRRATE + 0.330%) due 12/24/2025 ~	250	250

Hyundai Capital America
5.193% (SOFRRATE + 1.040%) due 06/24/2027 ~	5,593	5,623
5.196% (SOFRRATE + 1.040%) due 03/19/2027 ~	889	893
5.500% due 03/30/2026	4,017	4,038
5.603% (SOFRRATE + 1.320%) due 11/03/2025 ~	2,700	2,702
5.650% due 06/26/2026	735	742
5.836% (SOFRRATE + 1.500%) due 01/08/2027 ~	1,307	1,320

Illumina, Inc.
4.650% due 09/09/2026	4,000	4,020

Keurig Dr. Pepper, Inc.
4.831% (SOFRRATE + 0.580%) due 11/15/2026 ~	5,000	5,001

Kia Corp.
3.250% due 04/21/2026	1,350	1,343

Kraft Heinz Foods Co.
3.000% due 06/01/2026	7,323	7,264

Marvell Technology, Inc.
1.650% due 04/15/2026	1,500	1,478

Mercedes-Benz Finance North America LLC
5.017% (SOFRRATE + 0.670%) due 01/09/2026 ~	7,932	7,941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Molson Coors Beverage Co.
3.000% due 07/15/2026	$11,627	$11,527

Northwest Pipeline LLC
7.125% due 12/01/2025	1,933	1,942

NTT Finance Corp.
1.162% due 04/03/2026	20,752	20,430

NXP BV/NXP Funding LLC
5.350% due 03/01/2026	4,300	4,308

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026	3,120	3,113

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.200% due 11/15/2025	11,471	11,424

Roche Holdings, Inc.
3.000% due 11/10/2025	800	799

Rogers Communications, Inc.
3.625% due 12/15/2025	1,422	1,419

Schlumberger Holdings Corp.
4.000% due 12/21/2025	813	812

Spectra Energy Partners LP
3.375% due 10/15/2026	250	248

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	2,300	2,290

T-Mobile USA, Inc.
1.500% due 02/15/2026	1,759	1,741
2.250% due 02/15/2026	7,085	7,030

Take-Two Interactive Software, Inc.
5.000% due 03/28/2026	460	462

Tyco Electronics Group SA
3.700% due 02/15/2026	980	977

UnitedHealth Group, Inc.
4.826% (SOFRRATE + 0.500%) due 07/15/2026 ~	2,445	2,448

VMware LLC
1.400% due 08/15/2026	3,300	3,227

Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	12,500	12,441
4.625% due 11/13/2025	3,000	2,999
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~	1,455	1,458
5.400% due 03/20/2026	1,960	1,970

		304,788

UTILITIES 4.9%

AES Corp.
1.375% due 01/15/2026	3,798	3,763

American Electric Power Co., Inc.
1.000% due 11/01/2025	4,033	4,021

Brooklyn Union Gas Co.
3.407% due 03/10/2026	2,100	2,092

Dominion Energy, Inc.
3.900% due 10/01/2025	10,049	10,049

Emera U.S. Finance LP
3.550% due 06/15/2026	700	696

Enel Finance International NV
1.625% due 07/12/2026	300	294
7.050% due 10/14/2025	5,485	5,490

Entergy Corp.
2.950% due 09/01/2026	5,661	5,602

Georgia Power Co.
4.456% (SOFRINDX + 0.280%) due 09/15/2026 ~	923	923

National Rural Utilities Cooperative Finance Corp.
4.611% (SOFRRATE + 0.400%) due 12/03/2025 ~	1,039	1,040
4.809% (SOFRRATE + 0.580%) due 11/22/2026 ~	8,000	8,033

NextEra Energy Capital Holdings, Inc.
5.054% (SOFRINDX + 0.760%) due 01/29/2026 ~	10,509	10,528

ONEOK, Inc.
5.850% due 01/15/2026	5,710	5,726

Pacific Gas & Electric Co.
2.950% due 03/01/2026	1,200	1,192

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 01/01/2026	$3,115	$3,105

Plains All American Pipeline LP/PAA Finance Corp.
4.650% due 10/15/2025	2,743	2,743

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	3,010	2,985

Southern California Edison Co.
1.200% due 02/01/2026	3,500	3,460
4.400% due 09/06/2026	1,100	1,102
4.900% due 06/01/2026	17,400	17,458
5.350% due 03/01/2026	935	939

Southern Power Co.
0.900% due 01/15/2026	189	187

Southwestern Electric Power Co.
1.650% due 03/15/2026	16,606	16,413

		107,841

Total Corporate Bonds & Notes (Cost $1,103,868)		1,105,481

U.S. GOVERNMENT AGENCIES 10.2%

Federal Home Loan Mortgage Corp.
4.500% due 07/09/2027	10,000	10,002

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.905% due 08/25/2027 •	6,797	6,797

Federal Home Loan Mortgage Corp. REMICS
1.000% due 09/15/2044 - 11/25/2050	18,362	15,956
4.780% due 05/15/2038 •	371	362
4.787% due 04/15/2037 •	140	138
4.790% due 05/15/2041 •	355	351
4.800% due 06/15/2040 •	811	792
4.810% due 10/15/2037 •	4,185	4,128
4.817% due 07/15/2037 •	144	143
4.887% due 03/15/2040 - 11/15/2043 •	225	222
4.937% due 06/15/2049 •	1,838	1,789
4.987% due 08/15/2041 •	7	7
5.007% due 12/15/2041 •	191	190
5.037% due 09/15/2037 - 11/15/2041 •	335	334
5.067% due 07/15/2037 •	292	292
5.087% due 11/15/2037 •	36	36
5.326% due 08/25/2054 •	8,692	8,733
5.336% due 02/25/2055 •	4,713	4,736
5.356% due 09/25/2054 - 02/25/2055 •	21,500	21,561
5.437% due 01/15/2032 •	81	81
5.456% due 11/25/2054 •	17,669	17,612
5.487% due 01/15/2039 •	21	21
5.970% due 05/15/2033 •	71	73

Federal National Mortgage Association
6.618% due 05/01/2038 •	1,661	1,725

Federal National Mortgage Association REMICS
4.442% due 08/25/2050 •	1,580	1,507
4.771% due 04/25/2036 - 06/25/2042 •	664	656
4.810% due 11/25/2044 - 09/25/2055 •	9,596	9,513
4.821% due 07/25/2036 - 06/25/2043 •	119	118
4.860% due 09/25/2049 •	3,397	3,324
4.871% due 02/25/2042 •	215	213
4.921% due 08/25/2049 •	225	219
4.971% due 02/25/2042 •	171	169
4.991% due 03/25/2042 •	24	24
5.011% due 07/25/2037 •	31	30
5.021% due 10/25/2041 •	53	53
5.260% due 05/25/2050 •	4,162	4,149
5.326% due 08/25/2054 •	7,104	7,138

Government National Mortgage Association
6.610% due 06/20/2071 •	3,027	3,089

Government National Mortgage Association REMICS
4.560% due 04/20/2037 •	317	313
4.677% due 06/20/2068 •	4,409	4,433
4.700% due 06/20/2049 •	3,757	3,673
4.710% due 05/20/2049 •	1,232	1,225

54	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.815% due 07/20/2043 •	$274	$271
4.866% due 01/20/2068 •	49	49
4.936% due 08/20/2065 •	220	220
4.961% due 01/16/2040 •	530	531
4.966% due 12/20/2060 - 07/20/2064 •	280	280
4.990% due 02/20/2040 •	423	424
4.996% due 01/20/2070 •	4,717	4,722
5.000% due 03/20/2040 •	1,305	1,309
5.020% due 04/20/2040 •	971	975
5.036% due 04/20/2062 •	69	69
5.039% due 02/20/2074 •	5,543	5,541
5.050% due 03/20/2040 •	1,016	1,021
5.099% due 01/20/2068 •	3,746	3,767
5.146% due 08/20/2061 •	20	20
5.150% due 09/20/2075 •	45,000	45,056
5.166% due 10/20/2065 •	1	1
5.216% due 08/20/2067 •	396	397
5.236% due 02/20/2066 •	3	3
5.339% due 01/20/2055 •	398	399
5.449% due 01/20/2067 •	1,608	1,624
5.539% due 08/20/2055 •	20,245	20,336
5.577% due 09/20/2067 •	557	566
7.149% due 09/20/2066 ~	1,046	1,063

Total U.S. Government Agencies (Cost $227,632)		224,571

U.S. TREASURY OBLIGATIONS 1.5%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2026	33,152	33,039

Total U.S. Treasury Obligations (Cost $33,041)		33,039

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	2,394	2,170

BX Commercial Mortgage Trust
4.994% due 10/15/2036 •	5,653	5,649

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	10,347	8,888

COMM Mortgage Trust
5.198% due 06/15/2034 •	2,700	2,615

CRSNT Trust
5.094% due 04/15/2036 •	15,000	14,901

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	90	90

GS Mortgage-Backed Securities Trust
5.000% due 01/25/2052 •	703	658

JP Morgan Chase Commercial Mortgage Securities Trust
5.530% due 11/15/2038 •	12,400	12,393

JP Morgan Mortgage Trust
5.706% due 02/25/2055 •	1,769	1,774

MFA Trust
1.381% due 04/25/2065 ~	1,150	1,126

OBX Trust
1.957% due 10/25/2061 ~	9,622	8,269
2.305% due 11/25/2061 ~	8,907	8,086
2.783% due 01/25/2062 þ	9,542	9,235

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	3,535	3,338
3.750% due 05/25/2058 ~	6,731	6,631
5.272% due 05/25/2058 •	471	482

Total Non-Agency Mortgage-Backed Securities (Cost $91,512)		86,305

ASSET-BACKED SECURITIES 14.8%

AUTOMOBILE ABS OTHER 5.4%

BMW Vehicle Lease Trust
4.776% due 01/25/2027 •	3,746	3,749

CarMax Auto Owner Trust
4.802% due 03/15/2028 •	9,417	9,420
5.062% due 07/17/2028 •	10,000	10,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Lease Trust
4.772% due 02/15/2027 •	$3,695	$3,696

Ford Credit Auto Owner Trust
0.000% due 06/15/2028 •	15,000	15,000
4.772% due 04/15/2027 •	6,946	6,947

GM Financial Automobile Leasing Trust
4.859% due 01/20/2027 •	8,424	8,432

Hyundai Auto Lease Securitization Trust
4.762% due 01/18/2028 •	8,200	8,210
4.772% due 06/15/2027 •	10,441	10,445
5.072% due 09/15/2027 •	5,000	5,014

Nissan Auto Lease Trust
4.782% due 06/15/2027 •	7,074	7,080

Toyota Auto Receivables Owner Trust
4.912% due 03/15/2028 •	10,000	10,016

Toyota Lease Owner Trust
4.799% due 07/20/2027 •	18,567	18,579

Volkswagen Auto Lease Trust
4.859% due 12/21/2026 •	1,186	1,186

World Omni Automobile Lease Securitization Trust
4.802% due 02/16/2027 •	555	555

		118,362

AUTOMOBILE SEQUENTIAL 4.7%

Ally Auto Receivables Trust
4.460% due 07/15/2027	690	690

ARI Fleet Lease Trust
5.540% due 04/15/2033	6,212	6,263

Bank of America Auto Trust
5.530% due 02/15/2028	2,458	2,478

BMW Vehicle Owner Trust
5.470% due 02/25/2028	1,216	1,224

CarMax Auto Owner Trust
4.750% due 10/15/2027	401	402
4.920% due 10/16/2028	9,195	9,263
5.280% due 05/15/2028	2,502	2,521
5.340% due 08/16/2027	6,026	6,049
5.650% due 05/17/2027	299	299

Carvana Auto Receivables Trust
4.070% due 02/12/2029	5,000	5,002
5.500% due 08/10/2027	18	18

Chase Auto Owner Trust
4.400% due 11/26/2027	773	774
4.400% due 07/25/2028	14,700	14,757
5.660% due 05/26/2027	285	286

Citizens Auto Receivables Trust
5.330% due 08/15/2028	4,000	4,033
5.830% due 02/15/2028	1,245	1,255

Fifth Third Auto Trust
5.530% due 08/15/2028	2,317	2,339

Harley-Davidson Motorcycle Trust
4.620% due 08/16/2027	4,125	4,128
5.650% due 02/16/2027	145	145

Hyundai Auto Lease Securitization Trust
5.020% due 03/15/2027	8,157	8,181

Mercedes-Benz Auto Receivables Trust
4.510% due 11/15/2027	1,261	1,264

SBNA Auto Lease Trust
4.680% due 04/20/2027	2,476	2,480
4.940% due 11/20/2026	198	198
5.560% due 11/22/2027	11,000	11,075

SCCU Auto Receivables Trust
5.450% due 12/15/2027	1,391	1,393

SFS Auto Receivables Securitization Trust
5.330% due 11/20/2029	8,300	8,401
5.710% due 10/20/2027	764	765

Stellantis Financial Underwritten Enhanced Lease Trust
4.630% due 07/20/2027	3,748	3,765

USAA Auto Owner Trust
5.250% due 03/15/2027	2,150	2,152

World Omni Auto Receivables Trust
4.660% due 05/15/2028	2,312	2,317

		103,917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 0.1%

MF1 Ltd.
5.330% due 10/16/2036 •	$1,340	$1,341

CREDIT CARD BULLET 0.9%

Master Credit Card Trust II
5.131% due 01/21/2028 •	20,000	20,033

CREDIT CARD OTHER 0.5%

Golden Credit Card Trust
1.140% due 08/15/2028	12,000	11,716

OTHER ABS 3.2%

Catamaran CLO Ltd.
5.694% due 04/22/2030 •	1,180	1,182

CIFC Funding Ltd.
5.530% due 10/24/2030 •	131	131

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •	2,769	2,772

DLLAA LLC
4.700% due 10/20/2027	11,194	11,238

DLLAD LLC
4.790% due 01/20/2028	1,833	1,843
5.500% due 08/20/2027	2,631	2,645

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •	1,336	1,337

Kubota Credit Owner Trust
5.450% due 04/15/2027	5,765	5,793

LCM 30 Ltd.
5.667% due 04/20/2031 •	891	892

Madison Park Funding XLVIII Ltd.
5.737% due 04/19/2033 •	4,996	5,008

MMAF Equipment Finance LLC
5.790% due 11/13/2026	692	693

Navient Private Education Loan Trust
4.985% due 12/15/2059 •	488	488

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	3,047	2,885
1.580% due 04/15/2070	6,311	5,711
1.690% due 05/15/2069	1,218	1,159
2.230% due 07/15/2070	940	859
3.130% due 02/15/2068	335	332

Nelnet Student Loan Trust
1.420% due 04/20/2062	1,289	1,220

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •	4,036	4,043

PHEAA Student Loan Trust
5.421% due 11/25/2065 •	1,527	1,529

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •	302	302

SLM Private Credit Student Loan Trust
4.609% due 12/15/2038 •	880	868

Sound Point CLO XXVIII Ltd.
5.598% due 01/25/2032 •	5,088	5,097

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •	418	418

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •	2,066	2,070

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •	297	297

Verizon Master Trust
5.059% due 08/20/2030 •	10,000	10,058

		70,870

Total Asset-Backed Securities (Cost $326,282)		326,239

SOVEREIGN ISSUES 2.1%

Kommunalbanken AS
4.473% (SOFRINDX + 0.320%) due 06/25/2027 ~	40,000	40,012

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Korea National Oil Corp.
3.250% due 10/01/2025	$1,950	$1,950
5.358% (SOFRRATE + 1.080%) due 11/14/2026 ~	3,623	3,663

Kuntarahoitus OYJ
5.332% due 07/15/2026 •	1,000	1,005

Total Sovereign Issues (Cost $46,605)		46,630

SHORT-TERM INSTRUMENTS 12.7%

COMMERCIAL PAPER 7.8%

AES Corp.
4.500% due 10/07/2025	20,900	20,882

Air Lease Corp.
4.550% due 10/02/2025	1,300	1,300
4.570% due 10/10/2025	5,300	5,293
4.570% due 10/14/2025	15,400	15,373

Alimentation Couche-Tard, Inc.
4.560% due 10/02/2025	3,800	3,799

AutoNation, Inc.
4.550% due 10/08/2025 (a)	2,400	2,397

Bacardi-Martini BV
4.800% due 10/09/2025	8,900	8,890

Crown Castle, Inc.
4.610% due 10/21/2025 (a)	1,600	1,596
4.610% due 10/23/2025	12,900	12,862
4.620% due 10/21/2025	8,000	7,978
4.620% due 10/23/2025	6,100	6,082

HA Sustainable Infrastructure Capital, Inc.
4.620% due 10/01/2025	7,700	7,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
4.600% due 10/22/2025	$21,500	$21,439
4.650% due 10/17/2025	3,600	3,592
4.650% due 10/20/2025	1,100	1,097
4.650% due 10/21/2025	1,900	1,895
4.750% due 10/09/2025	1,200	1,199

Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025	2,300	2,300
4.450% due 10/15/2025	4,200	4,192

Oracle Corp.
4.220% due 01/16/2026	22,200	21,926

Targa Resources Corp.
4.380% due 10/17/2025	20,500	20,454

		172,245

REPURCHASE AGREEMENTS (c) 4.4%
		96,400

SHORT-TERM NOTES 0.5%

ARI Fleet Lease Trust
4.559% due 05/15/2026	6,343	6,348

SCCU Auto Receivables Trust
4.552% due 07/15/2026	3,315	3,317

		9,665

Total Short-Term Instruments (Cost $278,322)		278,310

Total Investments in Securities (Cost $2,107,262)		2,100,575

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.0%

SHORT-TERM INSTRUMENTS 7.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%

PIMCO Short Asset Portfolio	15,656,576	$153,607

Total Short-Term Instruments (Cost $153,397)		153,607

Total Investments in Affiliates (Cost $153,397)		153,607

Total Investments 102.4% (Cost $2,260,659)		$2,254,182

Financial Derivative Instruments (d) (0.0)% (Cost or Premiums, net $(520))		(189)

Other Assets and Liabilities, net (2.4)%		(51,905)

Net Assets 100.0%		$2,202,088

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$90,100	U.S. Treasury Notes 3.500% due 09/30/2029	$(91,900)	$90,100	$90,110
	4.320	09/30/2025	10/01/2025	6,300	U.S. Treasury Notes 3.500% due 09/30/2027	(6,424)	6,300	6,301

Total Repurchase Agreements						$(98,324)	$96,400	$96,411

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$96,411	$0	$0	$96,411	$(98,324)	$(1,913)

Total Borrowings and Other Financing Transactions	$96,411	$0	$0

(1)	Includes accrued interest.

56	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(15,696) at a weighted average interest rate of 4.504%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2026	1,009	$243,964	$87	$76	$0
3-Month SOFR Active Contract September Futures	12/2025	152	36,464	(1)	3	0
U.S. Treasury 5-Year Note December Futures	12/2025	4,459	486,902	782	174	0

				$868	$253	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	2,508	$(522,663)	$(499)	$0	$(274)
U.S. Treasury 10-Year Note December Futures	12/2025	86	(9,675)	(43)	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	15	(1,801)	(44)	8	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	200	(23,016)	(219)	13	0

				$(805)	$22	$(274)

Total Futures Contracts				$63	$275	$(274)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$418,800	$519	$102	$621	$0	$(26)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030	57,678	(23)	90	67	0	(29)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	188,222	(1,143)	1,177	34	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	89,700	127	661	788	0	(40)

Total Swap Agreements						$(520)	$2,030	$1,510	$0	$(190)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$275	$0	$275	$0	$(274)	$(190)	$(464)

Cash of $19,935 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$275	$275

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$274	$274
Swap Agreements	0	0	0	0	190	190

	$0	$0	$0	$0	$464	$464

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,292	$4,292
Swap Agreements	0	0	0	0	(4,507)	(4,507)

	$0	$0	$0	$0	$(215)	$(215)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,003)	$(1,003)

	$0	$0	$0	$0	$(1,218)	$(1,218)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(706)	$(706)
Swap Agreements	0	0	0	0	3,990	3,990

	$0	$0	$0	$0	$3,284	$3,284

Over the counter
Purchased Options	$0	$0	$0	$0	$(297)	$(297)

	$0	$0	$0	$0	$2,987	$2,987

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$692,852	$0	$692,852
Industrials	0	304,788	0	304,788
Utilities	0	107,841	0	107,841
U.S. Government Agencies	45,056	179,515	0	224,571
U.S. Treasury Obligations	0	33,039	0	33,039
Non-Agency Mortgage-Backed Securities	0	86,305	0	86,305
Asset-Backed Securities
Automobile ABS Other	0	118,362	0	118,362
Automobile Sequential	0	103,917	0	103,917

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
CMBS Other	$0	$1,341	$0	$1,341
Credit Card Bullet	0	20,033	0	20,033
Credit Card Other	0	11,716	0	11,716
Other ABS	0	70,870	0	70,870
Sovereign Issues	0	46,630	0	46,630
Short-Term Instruments
Commercial Paper	0	172,245	0	172,245
Repurchase Agreements	0	96,400	0	96,400
Short-Term Notes	0	9,665	0	9,665

	$45,056	$2,055,519	$0	$2,100,575

58	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$153,607	$0	$0	$153,607

Total Investments	$198,663	$2,055,519	$0	$2,254,182

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$275	$0	$275

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(464)	$0	$(464)

Total Financial Derivative Instruments	$0	$(189)	$0	$(189)

Totals	$198,663	$2,055,330	$0	$2,253,993

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO Short-Term Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.3%

CORPORATE BONDS & NOTES 48.2%

BANKING & FINANCE 31.4%

ABN AMRO Bank NV
5.211% (SOFRINDX + 1.000%) due 12/03/2028 ~		$95,195	$95,425
5.939% due 09/18/2027 •		5,500	5,561
6.575% due 10/13/2026 •		15,600	15,609

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026		8,380	8,313
2.450% due 10/29/2026		22,064	21,684
3.650% due 07/21/2027		4,550	4,510
6.100% due 01/15/2027		1,415	1,446

Air Lease Corp.
5.300% due 06/25/2026		10,400	10,471

Aircastle Ltd.
4.250% due 06/15/2026		6,294	6,289

American Express Co.
5.645% due 04/23/2027 •		17,200	17,336

American Honda Finance Corp.
4.927% due 03/08/2027 •		23,300	23,348
4.985% due 08/13/2027 •		35,500	35,574
5.139% (SOFRINDX + 0.790%) due 10/03/2025 ~		32,335	32,336
5.202% (SOFRRATE + 0.870%) due 07/09/2027 ~		33,700	33,853

Aozora Bank Ltd.
5.900% due 09/08/2026		1,900	1,923

Athene Global Funding
4.950% due 01/07/2027		10,000	10,090
5.068% due 07/16/2026 •		24,400	24,460
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~		9,755	9,808
5.363% (SOFRINDX + 1.210%) due 03/25/2027 ~		98,345	99,158

Aviation Capital Group LLC
1.950% due 01/30/2026		13,641	13,522
1.950% due 09/20/2026		19,293	18,859
4.875% due 10/01/2025		7,954	7,954

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		7,672	7,594
3.250% due 02/15/2027		931	916
4.375% due 05/01/2026		5,645	5,642
5.500% due 01/15/2026		28,881	28,921

Banco Santander SA
4.800% due 07/19/2027	AUD	1,600	1,062
5.452% (SOFRRATE + 1.120%) due 07/15/2028 ~		$32,800	33,015

Bank of America Corp.
1.734% due 07/22/2027 •		39,000	38,225
5.272% (SOFRRATE + 0.970%) due 07/22/2027 ~		915	918

Bank of America NA
5.268% (SOFRRATE + 1.020%) due 08/18/2026 ~		700	704

Bank of Montreal
5.065% (SOFRINDX + 0.880%) due 09/10/2027 ~		20,716	20,798

Bank of Nova Scotia
4.983% (SOFRINDX + 0.780%) due 06/04/2027 ~		3,707	3,725

Bank of Queensland Ltd.
4.232% (BBSW3M + 0.650%) due 12/09/2025 ~	AUD	41,300	27,344
4.806% (BBSW3M + 1.100%) due 10/29/2025 ~		18,000	11,919

Banque Federative du Credit Mutuel SA
4.625% (BBSW3M + 1.070%) due 05/24/2027 ~		1,750	1,162
5.319% (SOFRINDX + 1.070%) due 02/16/2028 ~		$37,289	37,606
5.433% (SOFRRATE + 1.130%) due 01/23/2027 ~		20,700	20,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.728% (SOFRINDX + 1.400%) due 07/13/2026 ~		$13,360	$13,471
5.790% due 07/13/2028		9,000	9,375

Barclays Bank PLC
5.124% due 11/26/2027 •		9,000	9,033

Barclays PLC
4.375% due 01/12/2026		20,490	20,492
5.669% (SOFRRATE + 1.490%) due 03/12/2028 ~		10,300	10,410
6.056% (SOFRRATE + 1.880%) due 09/13/2027 ~		160	162
7.325% due 11/02/2026 •		10,893	10,918

BGC Group, Inc.
4.375% due 12/15/2025		772	771

BNP Paribas SA
1.323% due 01/13/2027 •		67,950	67,338

BPCE SA
1.652% due 10/06/2026 •		46,432	46,414
5.975% due 01/18/2027 •		55,051	55,262

Brighthouse Financial Global Funding
1.550% due 05/24/2026		7,753	7,603
5.550% due 04/09/2027		17,622	17,927

Brown & Brown, Inc.
4.600% due 12/23/2026		2,500	2,514

Canadian Imperial Bank of Commerce
4.997% (SOFRRATE + 0.800%) due 09/08/2028 ~		51,400	51,489
5.048% (SOFRRATE + 0.720%) due 01/13/2028 ~		26,319	26,344
5.092% (SOFRRATE + 0.940%) due 06/28/2027 ~		1,450	1,463
5.112% (SOFRINDX + 0.930%) due 09/11/2027 ~		6,815	6,840
5.572% (SOFRRATE + 1.220%) due 10/02/2026 ~		16,400	16,531

Cantor Fitzgerald LP
4.500% due 04/14/2027		4,673	4,638

Caterpillar Financial Services Corp.
5.008% due 10/16/2026 •		12,800	12,862

Citibank NA
4.980% (SOFRRATE + 0.708%) due 08/06/2026 ~		29,550	29,638
5.263% (SOFRINDX + 1.060%) due 12/04/2026 ~		12,500	12,599

Citigroup, Inc.
1.122% due 01/28/2027 •		2,500	2,474

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		9,100	8,984
1.980% due 12/15/2027 •		14,600	14,207
4.840% (SOFRINDX + 0.620%) due 08/28/2026 ~		19,330	19,381
4.911% (SOFRRATE + 0.600%) due 01/21/2028 ~		2,000	2,003

Corebridge Global Funding
5.094% (SOFRRATE + 0.750%) due 01/07/2028 ~		33,500	33,533

Credit Agricole SA
1.247% due 01/26/2027 •		29,555	29,246
4.400% due 07/06/2027	AUD	4,300	2,829
5.052% (SOFRRATE + 0.870%) due 03/11/2027 ~		$8,483	8,521
5.392% (SOFRRATE + 1.210%) due 09/11/2028 ~		9,690	9,760
5.635% (SOFRRATE + 1.290%) due 07/05/2026 ~		16,500	16,616

Crown Castle, Inc.
1.050% due 07/15/2026		14,269	13,917
3.700% due 06/15/2026		13,501	13,448

CubeSmart LP
3.125% due 09/01/2026		13,607	13,484

Deutsche Bank AG
2.129% due 11/24/2026 •		22,500	22,419
4.100% due 01/13/2026		17,699	17,681
5.468% (SOFRRATE + 1.219%) due 11/16/2027 ~		15,561	15,638
7.146% due 07/13/2027 •		7,695	7,860

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DNB Bank ASA
5.896% due 10/09/2026 •		$15,234	$15,238

Equitable America Global Funding
4.886% (SOFRRATE + 0.710%) due 09/15/2027 ~		5,100	5,110

F&G Global Funding
1.750% due 06/30/2026		1,281	1,256

Federation des Caisses Desjardins du Quebec
4.930% (SOFRRATE + 0.630%) due 01/27/2027 ~		24,900	24,914

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		4,892	4,883
4.271% due 01/09/2027		24,230	24,040
4.389% due 01/08/2026		6,031	6,029
4.542% due 08/01/2026		10,300	10,294
5.125% due 11/05/2026		18,036	18,101
6.950% due 03/06/2026		6,416	6,468
6.950% due 06/10/2026		12,506	12,671
7.147% (SOFRRATE + 2.950%) due 03/06/2026 ~		5,162	5,202

FS KKR Capital Corp.
3.400% due 01/15/2026		10,022	9,978

GA Global Funding Trust
2.250% due 01/06/2027		1,575	1,537
4.400% due 09/23/2027		4,666	4,677

General Motors Financial Co., Inc.
5.250% due 03/01/2026		3,245	3,250
5.400% due 04/06/2026		14,880	14,964
5.617% (SOFRINDX + 1.350%) due 05/08/2027 ~		16,600	16,691

Goldman Sachs Bank USA
4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~		32,083	32,200

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		15,501	15,303
1.948% due 10/21/2027 •		2,000	1,953
4.497% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,121
4.984% due 12/09/2026 •		$15,800	15,817
5.004% due 03/09/2027 •		2,923	2,927
5.005% (SOFRRATE + 0.820%) due 09/10/2027 ~		7,549	7,571
5.231% (SOFRRATE + 0.920%) due 10/21/2027 ~		350	351
5.353% (SOFRRATE + 1.120%) due 02/24/2028 ~		12,739	12,830
5.593% (SOFRRATE + 1.290%) due 04/23/2028 ~		2,730	2,755

Hanover Insurance Group, Inc.
4.500% due 04/15/2026		6,000	6,004

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		2,326	2,304

HSBC Holdings PLC
5.288% (SOFRRATE + 1.040%) due 11/19/2028 ~		2,103	2,113
5.836% (SOFRRATE + 1.570%) due 08/14/2027 ~		19,101	19,268
5.887% due 08/14/2027 •		7,300	7,399
7.336% due 11/03/2026 •		4,525	4,536

ING Groep NV
5.163% due 04/01/2027 •		36,069	36,153
5.742% (SOFRINDX + 1.560%) due 09/11/2027 ~		400	404

Jackson National Life Global Funding
5.129% (SOFRRATE + 0.950%) due 09/12/2028 ~		45,600	45,809
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		13,500	13,555

John Deere Capital Corp.
5.012% (SOFRRATE + 0.680%) due 07/15/2027 ~		19,405	19,541

JPMorgan Chase & Co.
1.045% due 11/19/2026 •		2,000	1,991
1.578% due 04/22/2027 •		8,700	8,576
4.918% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,500	24,600

60	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.226% (SOFRRATE + 0.920%) due 04/22/2028 ~		$29,196	$29,367
5.236% (SOFRRATE + 0.930%) due 07/22/2028 ~		2,400	2,417
5.413% (SOFRRATE + 1.180%) due 02/24/2028 ~		11,085	11,192
5.503% (SOFRRATE + 1.200%) due 01/23/2028 ~		18,000	18,147

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	1,800	1,153

Lloyds Banking Group PLC
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~		$20,994	21,114
5.842% (SOFRINDX + 1.560%) due 08/07/2027 ~		7,557	7,621
5.937% (SOFRINDX + 1.580%) due 01/05/2028 ~		15,300	15,467
5.985% due 08/07/2027 •		15,000	15,217

Metropolitan Life Global Funding I
4.074% due 12/01/2025 •	AUD	3,000	1,986

Mizuho Bank Ltd.
4.415% (BBSW3M + 0.860%) due 02/23/2026 ~		29,900	19,828
4.430% (BBSW3M + 0.850%) due 09/14/2026 ~		19,700	13,094

Mizuho Financial Group, Inc.
5.361% (SOFRRATE + 1.080%) due 05/13/2031 ~		$20,336	20,371

Morgan Stanley Bank NA
5.011% (SOFRRATE + 0.685%) due 10/15/2027 ~		74,868	75,056
5.085% (SOFRRATE + 0.865%) due 05/26/2028 ~		19,200	19,276
5.398% (SOFRRATE + 1.080%) due 01/14/2028 ~		21,100	21,213

MUFG Bank Ltd.
4.460% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	41,060	27,231

National Bank of Canada
5.053% due 03/25/2027 •		$35,950	36,005
5.382% (SOFRINDX + 1.030%) due 07/02/2027 ~		75,590	75,846

Nationwide Building Society
5.539% (SOFRRATE + 1.290%) due 02/16/2028 ~		5,385	5,428

NatWest Group PLC
5.475% (SOFRRATE + 1.250%) due 03/01/2028 ~		11,277	11,357
7.472% due 11/10/2026 •		13,322	13,364

NatWest Markets PLC
4.912% (SOFRRATE + 0.760%) due 09/29/2026 ~		3,410	3,419
4.935% (SOFRRATE + 0.760%) due 09/29/2026 ~		4,200	4,212
5.103% (SOFRRATE + 0.950%) due 03/21/2028 ~		14,300	14,364
5.149% (SOFRRATE + 0.900%) due 05/17/2027 ~		1,500	1,509
5.162% (SOFRRATE + 0.900%) due 05/17/2027 ~		13,913	13,993

New York Life Global Funding
4.800% (SOFRRATE + 0.580%) due 08/28/2026 ~		249	250

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		43,594	42,055
2.000% due 03/09/2026		23,951	23,585
6.950% due 09/15/2026		1,540	1,561

Nomura Holdings, Inc.
1.653% due 07/14/2026		14,000	13,736
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		19,232	19,393
5.709% due 01/09/2026		13,886	13,940

Oversea-Chinese Banking Corp. Ltd.
4.370% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	5,500	3,649

Pacific Life Global Funding II
4.823% (SOFRRATE + 0.620%) due 06/04/2026 ~		$2,322	2,329

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PNC Bank NA
5.036% (SOFRRATE + 0.730%) due 07/21/2028 ~		$6,000	$6,012

Reliance Standard Life Global Funding II
5.243% due 02/02/2026		5,494	5,507

RGA Global Funding
2.000% due 11/30/2026		6,247	6,094

Royal Bank of Canada
4.972% (SOFRINDX + 0.820%) due 03/27/2028 ~		36,767	36,909
5.033% (SOFRINDX + 0.720%) due 10/18/2027 ~		16,664	16,709
5.093% (SOFRINDX + 0.790%) due 07/23/2027 ~		31,900	31,970
5.173% (SOFRINDX + 0.860%) due 10/18/2028 ~		6,611	6,633

Sammons Financial Group Global Funding
5.064% due 09/02/2027 •		13,500	13,516

Sammons Financial Group, Inc.
4.450% due 05/12/2027		2,475	2,475

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		54,492	54,655

SBA Tower Trust
1.840% due 04/15/2027		7,100	6,785
1.884% due 07/15/2050		13,675	13,572

Shinhan Bank Co. Ltd.
5.540% (BBSW3M + 1.950%) due 11/16/2025 ~	AUD	6,430	4,263

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	5,100	5,921

Skandinaviska Enskilda Banken AB
5.090% (SOFRRATE + 0.890%) due 03/05/2027 ~		$1,432	1,442

Societe Generale SA
1.488% due 12/14/2026 •		44,580	44,306

Standard Chartered PLC
1.456% due 01/14/2027 •		18,200	18,038
5.423% (SOFRRATE + 1.170%) due 05/14/2028 ~		7,100	7,150
6.103% (SOFRRATE + 1.930%) due 07/06/2027 ~		13,100	13,233
6.275% (SOFRRATE + 1.930%) due 07/06/2027 ~		296	299

Stellantis Finance U.S., Inc.
5.350% due 03/17/2028		8,900	9,019

Sumitomo Mitsui Banking Corp.
4.423% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	25,400	16,844
4.751% (BBSW3M + 1.050%) due 07/28/2026 ~		28,310	18,841

Sumitomo Mitsui Financial Group, Inc.
5.637% (SOFRRATE + 1.300%) due 07/13/2026 ~		$2,495	2,513
5.767% (SOFRRATE + 1.430%) due 01/13/2026 ~		1,513	1,518

Sumitomo Mitsui Trust Bank Ltd.
4.969% (SOFRRATE + 0.750%) due 09/11/2028 ~		700	703
5.340% (SOFRRATE + 1.120%) due 03/09/2026 ~		5,000	5,020
5.345% (SOFRRATE + 1.120%) due 03/09/2026 ~		3,025	3,037
5.350% (SOFRRATE + 1.150%) due 09/14/2026 ~		4,000	4,031
5.355% (SOFRRATE + 1.150%) due 09/14/2026 ~		3,255	3,281

Svenska Handelsbanken AB
4.880% (SOFRRATE + 0.660%) due 05/28/2027 ~		12,235	12,297

Swedbank AB
5.337% due 09/20/2027		19,598	20,079

Toronto-Dominion Bank
4.208% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	8,400	5,561
4.260% (BBSW3M + 0.700%) due 03/16/2026 ~		2,500	1,657

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026		$7,518	$7,492
4.500% due 09/01/2026		7,508	7,510

Wells Fargo & Co.
1.500% due 05/24/2027	EUR	7,526	8,705
5.082% (SOFRRATE + 0.780%) due 01/24/2028 ~		$25,847	25,905
5.376% (SOFRRATE + 1.070%) due 04/22/2028 ~		7,854	7,906

Western Union Co.
1.350% due 03/15/2026		8,624	8,502

			2,981,037

INDUSTRIALS 13.3%

7-Eleven, Inc.
0.950% due 02/10/2026		26,815	26,479

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		34,171	34,424

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		4,588	4,594

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		103,581	103,497
4.375% due 12/15/2028		3,323	3,312

Berry Global, Inc.
1.570% due 01/15/2026		58,586	58,087
4.875% due 07/15/2026		39,536	39,543

BMW U.S. Capital LLC
4.902% (SOFRINDX + 0.550%) due 04/02/2026 ~		1,561	1,563
4.936% (SOFRINDX + 0.780%) due 03/19/2027 ~		23,650	23,761
5.056% (SOFRINDX + 0.800%) due 08/13/2026 ~		30,342	30,445
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~		31,270	31,453
5.176% (SOFRINDX + 0.920%) due 08/13/2027 ~		881	886

Boeing Co.
2.196% due 02/04/2026		115,212	114,354
2.250% due 06/15/2026		600	592
2.600% due 10/30/2025		4,481	4,474

Broadcom, Inc.
3.150% due 11/15/2025		1,594	1,592

Cigna Group
4.500% due 02/25/2026		3,199	3,200

Daimler Truck Finance North America LLC
5.113% (SOFRRATE + 0.960%) due 09/25/2027 ~		1,175	1,179
5.168% (SOFRRATE + 0.840%) due 01/13/2028 ~		225	225

Dyno Nobel Ltd.
4.300% due 03/18/2026	AUD	22,740	15,049

Expand Energy Corp.
6.750% due 04/15/2029		$2,584	2,611

Flex Ltd.
3.750% due 02/01/2026		2,000	1,993

Ford Motor Co.
7.500% due 08/01/2026		4,400	4,481

Glencore Funding LLC
4.901% (SOFRINDX + 0.750%) due 10/01/2026 ~		31,000	31,072

Global Payments, Inc.
1.200% due 03/01/2026		700	691

Harbour Energy PLC
5.500% due 10/15/2026		7,708	7,635

HCA, Inc.
4.500% due 02/15/2027		2,071	2,075
5.085% (SOFRRATE + 0.870%) due 03/01/2028 ~		1,385	1,395
5.375% due 09/01/2026		4,100	4,118
5.875% due 02/15/2026		3,616	3,621

Hyundai Capital America
4.300% due 09/24/2027		3,155	3,155
5.143% (SOFRRATE + 0.990%) due 03/25/2027 ~		33,450	33,597

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.183% (SOFRRATE + 1.030%) due 09/24/2027 ~		$18,278	$18,381
5.193% (SOFRRATE + 1.040%) due 06/24/2027 ~		7,000	7,037
5.196% (SOFRRATE + 1.040%) due 03/19/2027 ~		400	401
5.273% (SOFRRATE + 1.120%) due 06/23/2027 ~		4,000	4,028
5.603% (SOFRRATE + 1.320%) due 11/03/2025 ~		1,499	1,500
5.836% (SOFRRATE + 1.500%) due 01/08/2027 ~		22,400	22,629

Illumina, Inc.
4.650% due 09/09/2026		17,200	17,285
5.800% due 12/12/2025		2,252	2,255

Imperial Brands Finance PLC
3.500% due 07/26/2026		2,831	2,812

Keurig Dr. Pepper, Inc.
4.831% (SOFRRATE + 0.580%) due 11/15/2026 ~		1,600	1,600
5.056% (SOFRINDX + 0.880%) due 03/15/2027 ~		25,868	25,921

Las Vegas Sands Corp.
3.500% due 08/18/2026		8,700	8,633
5.900% due 06/01/2027		7,600	7,757

Marvell Technology, Inc.
1.650% due 04/15/2026		2,429	2,394

Mattel, Inc.
3.375% due 04/01/2026		1,150	1,142

Mercedes-Benz Finance North America LLC
4.928% (SOFRRATE + 0.630%) due 07/31/2026 ~		31,400	31,487
4.931% (SOFRRATE + 0.780%) due 04/01/2027 ~		12,997	13,044
4.937% (SOFRRATE + 0.630%) due 07/31/2026 ~		550	552
5.083% (SOFRRATE + 0.930%) due 03/31/2028 ~		12,200	12,258
5.101% (SOFRRATE + 0.850%) due 11/15/2027 ~		780	783
5.105% (SOFRRATE + 0.930%) due 03/31/2028 ~		700	703

Mitsubishi Corp.
4.942% (SOFRRATE + 0.700%) due 09/09/2028 ~		10,300	10,322

MPLX LP
1.750% due 03/01/2026		24,714	24,458

NTT Finance Corp.
5.413% (SOFRRATE + 1.080%) due 07/16/2028 ~		19,400	19,611

Rogers Communications, Inc.
3.200% due 03/15/2027		9,300	9,171
3.625% due 12/15/2025		10,437	10,418

Rolls-Royce PLC
3.625% due 10/14/2025		17,790	17,782

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		6,626	6,622
5.375% due 07/15/2027		28,920	29,180
5.500% due 08/31/2026		34,106	34,253
5.500% due 04/01/2028		20,402	20,803
7.500% due 10/15/2027		1,189	1,259

SK Hynix, Inc.
1.500% due 01/19/2026		1,263	1,252
5.500% due 01/16/2027		7,400	7,522
6.250% due 01/17/2026		10,700	10,756

Skyworks Solutions, Inc.
1.800% due 06/01/2026		5,787	5,692

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		1,841	1,833

Synopsys, Inc.
4.650% due 04/01/2028		14,000	14,159

Toyota Finance Australia Ltd.
4.580% (BBSW3M + 1.000%) due 09/15/2026 ~	AUD	3,050	2,026

Uber Technologies, Inc.
4.500% due 08/15/2029		$22,409	22,387

United Airlines Pass-Through Trust
4.000% due 10/11/2027		1,424	1,422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines, Inc.
4.375% due 04/15/2026		$51,670	$51,635

Volkswagen Group of America Finance LLC
4.983% (SOFRRATE + 0.830%) due 03/20/2026 ~		65,396	65,518
5.213% (SOFRRATE + 1.060%) due 03/25/2027 ~		27,600	27,715
5.313% (SOFRRATE + 1.060%) due 08/14/2026 ~		42,875	43,050

Whitbread Group PLC
3.375% due 10/16/2025	GBP	24,383	32,780

Williams Cos., Inc.
5.400% due 03/02/2026		$17,679	17,761

			1,267,142

UTILITIES 3.5%

AES Corp.
1.375% due 01/15/2026		28,821	28,558

Electricite de France SA
3.625% due 10/13/2025		799	799

Enel Finance International NV
4.625% due 06/15/2027		11,858	11,943
7.050% due 10/14/2025		12,298	12,309

FirstEnergy Corp.
1.600% due 01/15/2026		8,799	8,723

Fortis, Inc.
3.055% due 10/04/2026		16,100	15,919

Israel Electric Corp. Ltd.
7.875% due 12/15/2026		1,683	1,749

Jersey Central Power & Light Co.
4.300% due 01/15/2026		800	800

New York State Electric & Gas Corp.
3.250% due 12/01/2026		6,400	6,323

NextEra Energy Capital Holdings, Inc.
5.054% (SOFRINDX + 0.760%) due 01/29/2026 ~		22,786	22,828
5.082% (SOFRINDX + 0.800%) due 02/04/2028 ~		4,657	4,698

ONEOK, Inc.
4.250% due 09/24/2027		15,400	15,423
5.550% due 11/01/2026		2,346	2,376
5.850% due 01/15/2026		14,600	14,640

Pacific Gas & Electric Co.
2.950% due 03/01/2026		600	596
3.150% due 01/01/2026		62,006	61,813
5.000% due 06/04/2028		2,512	2,548

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~		16,600	16,652

Southern California Edison Co.
1.200% due 02/01/2026		57,532	56,873
4.400% due 09/06/2026		15,589	15,620
4.700% due 06/01/2027		3,130	3,143
4.875% due 02/01/2027		1,600	1,610
4.900% due 06/01/2026		4,000	4,013
5.350% due 03/01/2026		12,812	12,863
5.850% due 11/01/2027		1,100	1,129

Victoria Power Networks Finance Pty. Ltd.
4.482% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	9,800	6,487

Vistra Operations Co. LLC
5.050% due 12/30/2026		$1,600	1,610

			332,045

Total Corporate Bonds & Notes (Cost $4,557,256)			4,580,224

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
4.773% (US0003M + 0.300%) due 02/15/2036 ~		32,155	29,956

Total Municipal Bonds & Notes (Cost $30,347)			29,956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 20.2%

Federal Home Loan Mortgage Corp.
4.000% due 04/01/2048 - 09/01/2049	$1,253	$1,203
6.419% due 07/01/2033 •	4	4
6.430% due 08/01/2035 •	1	1
6.477% due 09/01/2035 •	11	11
6.481% due 08/01/2035 •	3	3
6.637% due 08/01/2034 •	7	7
6.955% due 05/01/2034 •	5	5

Federal Home Loan Mortgage Corp. REMICS
1.815% due 01/15/2038 ~(a)	3,634	187
2.500% due 10/25/2048	4,070	3,754
4.737% due 07/15/2034 •	3	3
4.887% due 06/15/2031 •	11	11
4.937% due 12/15/2031 - 09/15/2041 •	223	221
4.967% due 11/15/2036 •	9	8
4.987% due 07/15/2039 - 02/15/2041 •	523	521
5.000% due 08/15/2035	350	357
5.037% due 06/15/2031 •	27	27
5.087% due 06/15/2031 - 12/15/2037 •	45	45
5.187% due 03/15/2032 •	37	37
5.256% due 09/25/2054 •	54,377	54,521
5.296% due 11/25/2054 •	131,138	131,363
5.306% due 10/25/2054 - 09/25/2055 •	119,216	119,324
5.356% due 10/25/2052 - 06/25/2055 •	122,004	121,494
5.376% due 06/25/2055 •	46,679	46,980
5.456% due 11/25/2054 - 07/25/2055 •	109,755	109,634
5.487% due 11/15/2033 - 10/15/2049 •	54	55
5.506% due 12/25/2054 - 08/25/2055 •	95,687	96,072
5.556% due 12/25/2054 - 08/25/2055 •	26,725	26,863

Federal Home Loan Mortgage Corp. STRIPS
4.837% due 07/15/2036 •	89	88
5.506% due 05/25/2054 •	47,335	47,529

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 - 02/25/2045 •	1,000	933
6.500% due 07/25/2043	84	87

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 12/25/2046	2,146	1,865
3.500% due 12/25/2046	4,737	4,206

Federal National Mortgage Association
4.437% due 05/01/2036 •	90	89
4.473% due 07/01/2028 •	1	1
4.617% due 05/01/2036 •	2	2
5.420% due 06/01/2043 •	81	81
5.421% due 03/01/2044 - 10/01/2044 •	504	510
5.965% due 06/01/2033 •	6	6
6.040% due 06/01/2035 •	7	7
6.090% due 01/01/2036 •	4	4
6.158% due 07/01/2034 •	1	1
6.163% due 10/01/2035 - 01/01/2036 •	6	6
6.288% due 08/01/2035 •	3	3
6.300% due 09/01/2034 •	4	5
6.319% due 12/01/2040 •	4	4
6.395% due 07/01/2029 •	6	6
6.405% due 11/01/2035 •	6	5
6.425% due 01/01/2036 •	11	12
6.440% due 08/01/2029 •	12	12
6.460% due 05/01/2035 •	6	6
6.485% due 09/01/2034 •	3	3
6.487% due 09/01/2035 •	4	4
6.526% due 11/01/2034 •	16	17
6.529% due 07/01/2035 •	4	4
6.557% due 02/01/2034 •	5	5
6.582% due 05/01/2035 •	34	35
6.583% due 11/01/2035 •	24	24

62	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.584% due 12/01/2036 •	$1	$1
6.618% due 05/01/2038 •	379	393
6.635% due 05/01/2034 •	1	1
6.701% due 12/01/2036 •	2	2
6.748% due 03/01/2036 •	12	12
6.810% due 06/01/2035 •	12	12
6.839% due 09/01/2034 •	3	3
6.925% due 09/01/2034 •	28	28

Federal National Mortgage Association REMICS
3.000% due 05/25/2028 - 06/25/2028 (a)	2,127	32
4.523% due 12/25/2036 - 07/25/2037 •	81	79
4.583% due 03/25/2034 •	2	2
4.593% due 03/25/2036 •	9	9
4.613% due 08/25/2034 •	9	9
4.671% due 02/25/2037 •	188	185
4.791% due 06/25/2036 •	28	28
4.811% due 11/25/2036 •	30	30
4.821% due 04/25/2036 - 09/25/2036 •	26	26
4.841% due 03/25/2036 •	14	14
4.860% due 03/25/2049 •	337	334
4.871% due 06/25/2032 - 09/25/2032 •	7	8
4.896% due 03/17/2032 •	6	6
4.901% due 05/18/2032 - 07/25/2036 •	16	16
4.921% due 10/25/2030 - 09/25/2037 •	41	41
4.971% due 04/25/2042 •	70	70
5.001% due 07/18/2027 - 05/18/2032 •	8	8
5.011% due 07/25/2037 •	56	56
5.101% due 04/25/2031 •	19	18
5.125% due 12/25/2047 •	5,602	5,605
5.241% due 06/25/2037 •	42	42
5.245% due 12/25/2050 •	4,402	4,392
5.256% due 09/25/2054 - 03/25/2055 •	198,891	199,181
5.266% due 03/25/2055 •	844	844
5.306% due 11/25/2053 - 03/25/2055 •	21,118	21,206
5.321% due 07/25/2038 •	0	1
5.356% due 05/25/2055 •	15,183	15,268
5.371% due 04/25/2032 - 11/25/2049 •	6	5
5.406% due 01/25/2055 - 05/25/2055 •	22,207	22,299
5.456% due 06/25/2054 - 07/25/2055 •	64,653	64,775
5.471% due 11/25/2049 •	4	4
5.506% due 01/25/2055 - 03/25/2055 •	67,020	67,294
5.516% due 03/25/2055 •	29,974	30,096
5.536% due 08/25/2055 •	2,638	2,651
5.556% due 10/25/2053 - 07/25/2055 •	99,390	99,933
5.606% due 11/25/2053 - 02/25/2055 •	45,878	46,156
5.691% due 10/25/2038 •	10	11

Federal National Mortgage Association REMICS Trust
5.089% due 10/25/2042 ~	79	80

Federal National Mortgage Association Trust
4.821% due 05/25/2042 - 03/25/2044 •	142	142
4.871% due 09/25/2032 •	1	1

Government National Mortgage Association
4.625% due 08/20/2027 - 08/20/2031 •	81	81
4.750% due 11/20/2026 - 12/20/2033 •	40	40
5.000% due 08/20/2027 - 09/20/2027 •	5	4
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 06/20/2026 ~	1	1
5.625% due 06/20/2027 - 05/20/2032 •	196	199
6.599% due 05/20/2071 •	5,921	6,073

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049		$2,926	$2,624
4.966% due 11/20/2069 •		396	396
5.089% due 02/20/2074 •		2,228	2,221
5.116% due 02/20/2070 •		271	271
5.179% due 04/20/2074 •		6,114	6,116
5.199% due 12/20/2068 •		9,610	9,652
5.236% due 10/20/2066 •		568	569
5.239% due 05/20/2074 •		3,920	3,930
5.261% due 08/16/2039 •		84	85
5.266% due 01/20/2066 •		1,243	1,246
5.289% due 06/20/2055 - 07/20/2074 •		49,871	50,071
5.316% due 04/20/2066 - 11/20/2066 •		2,854	2,866
5.339% due 01/20/2054 - 10/20/2073 •		17,524	17,646
5.369% due 09/20/2073 •		8,918	9,008
5.389% due 06/20/2055 - 05/20/2073 •		25,289	25,542
5.416% due 12/20/2066 •		659	662
5.466% due 03/20/2066 •		2,924	2,939
5.489% due 05/20/2073 - 11/20/2073 •		9,104	9,245
5.539% due 07/20/2055 •		496	498
5.581% due 07/20/2067 •		1,429	1,450
5.592% due 04/20/2067 •		1,317	1,335
5.656% due 11/20/2067 •		782	792

U.S. Small Business Administration
5.370% due 04/01/2028		10	10
5.490% due 03/01/2028		5	5

Uniform Mortgage-Backed Security, TBA
5.500% due 11/01/2055		228,300	230,047
6.000% due 11/01/2055		185,500	189,483

Total U.S. Government Agencies (Cost $1,924,735)			1,924,787

U.S. TREASURY OBLIGATIONS 2.0%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2026 (h)(j)(l)		157,135	156,598
2.125% due 04/15/2029 (j)(l)		30,736	31,733

Total U.S. Treasury Obligations (Cost $187,366)			188,331

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%

Adjustable Rate Mortgage Trust
5.610% due 02/25/2035 ~		26	26

AG Trust
6.166% due 07/15/2041 •		3,041	3,056

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •		541	480
4.652% due 09/25/2046 •		242	231

Ashford Hospitality Trust
5.223% due 04/15/2035 •		2,566	2,565

Avon Finance
4.886% due 12/28/2049 •	GBP	36,236	48,844

BAMLL Commercial Mortgage Securities Trust
5.315% due 09/15/2038 •		$4,200	4,037

Banc of America Funding Trust
6.063% due 02/20/2036 ~		150	143

Banc of America Mortgage Trust
5.046% due 02/25/2036 ~		16	15

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~		1	1

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		16,632	16,765

Bear Stearns ALT-A Trust
4.467% due 11/25/2036 ~		913	519
4.592% due 02/25/2034 •		135	128
4.838% due 09/25/2035 ~		849	464
5.170% due 01/25/2036 ~		291	277
5.425% due 05/25/2035 ~		33	31

Bear Stearns ARM Trust
4.005% due 11/25/2034 ~		2,696	2,390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.208% due 05/25/2047 ~		$239	$215
4.737% due 08/25/2033 ~		288	268
4.812% due 11/25/2030 ~		10	10
4.947% due 07/25/2033 ~		308	288
5.302% due 01/25/2035 ~		11	11
5.923% due 01/25/2034 ~		13	12
6.341% due 11/25/2034 ~		85	81
6.513% due 01/25/2034 ~		44	44

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~		1,035	827
4.972% due 01/26/2036 ~		1,353	959

Beast Mortgage Trust
5.315% due 03/15/2036 •		5,200	4,410

BIG Commercial Mortgage Trust
5.492% due 02/15/2039 •		11,009	10,981

BWAY Mortgage Trust
5.515% due 09/15/2036 •		9,200	8,920

BX Trust
4.964% due 01/15/2034 •		8,231	8,229

Chase Home Lending Mortgage Trust
5.606% due 09/25/2055 •		8,407	8,399

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.522% due 08/25/2035 •		31	30

CHL Mortgage Pass-Through Trust
4.593% due 09/25/2047 ~		46	41
4.732% due 05/25/2035 •		70	62
4.852% due 04/25/2035 •		1	1
6.250% due 07/19/2031 ~		1	1

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •		480	464
4.757% due 01/25/2034 ~		5	4

Citigroup Mortgage Loan Trust, Inc.
3.250% due 03/25/2061 ~		677	667
4.342% due 01/25/2037 •		80	71
4.487% due 09/25/2037 ~		470	435
5.000% due 05/25/2051 •		10,629	9,873
5.094% due 07/25/2046 ~		73	70
5.482% due 08/25/2035 ~		82	79
5.840% due 09/25/2035 •		1	1
5.856% due 06/25/2055 •		8,783	8,867
6.490% due 05/25/2035 •		20	20
6.560% due 10/25/2035 •		15	14
6.751% due 03/25/2034 ~		12	11

CLNY Trust
5.717% due 11/15/2038 •		9,702	9,591

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		18,204	18,360

Countrywide Alternative Loan Trust
4.430% due 02/20/2047 •		1,371	1,109
4.445% due 12/20/2046 •		923	814
4.592% due 02/25/2047 •		48	47
4.632% due 05/25/2047 •		850	790
4.652% due 09/25/2046 •		244	239
4.670% due 07/20/2046 •		429	364
4.692% due 07/25/2046 •		89	81
4.753% due 02/25/2037 ~		228	202
5.153% due 12/25/2035 •		144	124
5.153% due 02/25/2036 •		106	98
6.000% due 04/25/2037		102	42
6.250% due 12/25/2033		42	45

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		12	11
5.071% due 11/25/2034 ~		80	77
6.495% due 11/25/2033 ~		28	28

CSMC Trust
3.904% due 04/25/2062 ~		2,479	2,393
4.136% due 12/27/2060 ~		8,586	8,558
5.000% due 07/25/2056 •		9,875	9,190
5.194% due 07/15/2032 •		1,454	1,452

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		34	34
5.655% due 02/25/2060 þ		2,670	2,699
5.726% due 01/25/2060 þ		3,289	3,331

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •	GBP	106	142

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Extended Stay America Trust
5.344% due 07/15/2038 •		$84,581	$84,646

First Horizon Mortgage Pass-Through Trust
6.002% due 08/25/2035 ~		80	53

FirstKey Master Funding
3.000% due 05/27/2036 ~		1,447	1,359

GCAT Trust
1.091% due 05/25/2066 ~		10,303	8,968
1.348% due 05/25/2066 ~		1,035	908
2.650% due 10/25/2068 ~		607	592
2.885% due 12/27/2066 ~		20,358	19,220

Gemgarto PLC
4.871% due 12/16/2067 •	GBP	440	593

GMACM Mortgage Loan Trust
0.000% due 08/19/2034 ~		$169	157

GreenPoint Mortgage Funding Trust
4.812% due 11/25/2045 •		100	95

GreenPoint MTA Trust
4.712% due 06/25/2045 •		47	43
4.732% due 06/25/2045 •		37	29

GS Mortgage Securities Corp. Trust
5.520% due 12/15/2036 •		7,146	7,140

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		8,572	7,962
5.000% due 02/25/2052 •		22,543	20,935
5.698% due 11/25/2054 •		18,163	18,211

GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		55	54

GSR Mortgage Loan Trust
4.292% due 04/25/2036 ~		95	57
4.668% due 01/25/2036 ~		74	70
5.191% due 09/25/2035 ~		224	216

HarborView Mortgage Loan Trust
4.508% due 03/19/2037 •		284	264
4.688% due 05/19/2035 •		312	302
4.728% due 03/19/2036 •		935	866
5.509% due 08/19/2036 ~		4	4
5.932% due 04/19/2034 ~		5	5

Impac CMB Trust
4.912% due 03/25/2035 •		733	714

IndyMac IMSC Mortgage Loan Trust
4.632% due 07/25/2047 •		247	162

IndyMac INDX Mortgage Loan Trust
4.580% due 12/25/2034 ~		6	6
4.652% due 09/25/2046 •		448	411
4.672% due 06/25/2046 •		188	169
4.692% due 05/25/2046 •		64	59
4.752% due 07/25/2035 •		47	43

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		308	303
4.128% due 07/05/2031		5,000	4,586
5.407% due 06/15/2035 •		4,555	3,912
5.648% due 12/15/2031 •		4,190	4,175

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,287	1,163
3.500% due 08/25/2050 ~		238	214
3.946% due 04/25/2035 ~		505	419
5.000% due 02/25/2052 •		9,090	8,442

Kinbane 1 DAC
3.870% due 09/25/2062 ~	EUR	12,284	14,705

Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ		$5,274	5,277
5.750% due 07/25/2061 þ		2,583	2,584

Luminent Mortgage Trust
4.612% due 12/25/2036 •		272	239
4.632% due 12/25/2036 •		32	31
4.672% due 10/25/2046 •		72	67

MA Money Pinnacle Residential Securitisation Trust
4.343% due 04/15/2066 •	AUD	5,142	3,403

MASTR Adjustable Rate Mortgages Trust
4.482% due 04/25/2046 •		$149	138
5.578% due 11/21/2034 ~		128	123

MASTR Alternative Loan Trust
6.000% due 08/25/2033		140	142

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •		$89	$87

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705% due 12/15/2030 •		87	85
5.125% due 08/15/2032 •		7	7
5.137% due 10/20/2029 •		80	78

Merrill Lynch Mortgage Investors Trust
4.692% due 02/25/2036 •		639	629
4.772% due 11/25/2035 •		68	65
5.945% due 12/25/2032 •		1	1

Merrill Lynch Mortgage-Backed Securities Trust
4.360% due 04/25/2037 ~		135	119

MFA Trust
1.131% due 07/25/2060 ~		1,089	1,000
2.479% due 03/25/2065 ~		623	606

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		5,975	5,746
2.750% due 08/25/2059 ~		6,127	5,966

Morgan Stanley Capital I Trust
5.265% due 05/15/2036 •		11,400	1,681

Morgan Stanley Mortgage Loan Trust
4.712% due 02/25/2047 •		631	159
6.035% due 06/25/2036 ~		19	18

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		10,304	9,573

MortgageIT Trust
5.012% due 12/25/2034 •		102	102

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,218	1,167
2.464% due 01/26/2060 ~		748	705
3.500% due 12/25/2057 ~		1,254	1,220
3.500% due 10/25/2059 ~		1,140	1,077
4.500% due 05/25/2058 ~		5,104	4,998

NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •		55,900	55,753

OBX Trust
4.922% due 06/25/2057 •		442	434
5.000% due 10/25/2051 •		5,255	4,906
5.988% due 01/25/2064 þ		8,750	8,843
6.067% due 01/25/2064 þ		10,237	10,352
6.129% due 12/25/2063 þ		17,914	18,141
6.447% due 02/25/2064 þ		11,753	11,946

Oceanview Mortgage Trust
5.298% due 05/25/2055 •		13,510	13,547

One New York Plaza Trust
5.215% due 01/15/2036 •		20,000	19,689

PRKCM Trust
6.333% due 03/25/2059 þ		3,193	3,233

Progress Trust
4.535% due 01/21/2051 •	AUD	14,822	9,813

PRPM Trust
5.674% due 12/26/2069 þ		$2,944	2,970
6.265% due 12/25/2068 þ		2,916	2,951
6.327% due 06/25/2069 þ		3,738	3,825

RALI Trust
4.572% due 08/25/2035 •		252	176
4.692% due 04/25/2046 •		136	34
4.772% due 08/25/2037 •		85	82
5.513% due 09/25/2045 •		130	111

RCKT Mortgage Trust
5.553% due 03/25/2055 þ		6,766	6,851
5.653% due 01/25/2045 þ		6,837	6,922

Residential Asset Securitization Trust
5.574% due 12/25/2034 ~		569	533
5.750% due 02/25/2036		80	26

RFMSI Trust
6.500% due 03/25/2032		5	5

Sequoia Mortgage Trust
4.442% due 11/25/2063 ~		10,914	10,996
4.650% due 05/20/2035 •		579	534
4.699% due 01/20/2047 ~		50	36
6.741% due 04/20/2035 ~		15	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust 10
5.010% due 10/20/2027 •		$15	$15

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 08/25/2035 ~		131	113
5.553% due 01/25/2035 •		18	16
6.336% due 02/25/2034 ~		9	9

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •		213	81
4.652% due 07/25/2046 •		766	540
4.712% due 05/25/2036 •		1,767	1,459
4.712% due 05/25/2046 •		588	201
4.732% due 05/25/2045 •		98	94
4.748% due 07/19/2035 •		24	23
4.828% due 07/19/2034 •		2	2
4.832% due 02/25/2036 •		6	5
4.948% due 03/19/2034 •		42	40
4.948% due 04/19/2035 •		249	243

Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •		2	2

Thornburg Mortgage Securities Trust
5.693% due 04/25/2045 ~		18	17

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	6,921	9,332

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$7,842	7,642
2.710% due 01/25/2060 ~		8,197	7,923
3.750% due 05/25/2058 ~		8,996	8,862
5.272% due 05/25/2058 •		4,025	4,117
5.272% due 10/25/2059 •		2,699	2,703

Triton Bond Trust
4.256% due 02/09/2053 •	AUD	8,485	5,612

Verus Securitization Trust
5.402% due 05/25/2065 þ		$6,164	6,221
5.712% due 01/25/2069 þ		13,105	13,201
5.811% due 05/25/2068 þ		3,784	3,798
5.850% due 12/25/2067 þ		4,070	4,069
5.999% due 02/25/2068 þ		1,205	1,206
6.218% due 06/25/2069 þ		5,984	6,070
6.338% due 04/25/2069 þ		2,412	2,447
6.443% due 08/25/2068 þ		2,579	2,602
6.476% due 06/25/2068 þ		7,340	7,395

WaMu Mortgage Pass-Through Certificates Trust
3.411% due 05/25/2037 ~		169	139
3.712% due 04/25/2037 ~		95	86
3.714% due 01/25/2037 ~		130	113
3.943% due 12/25/2046 •		321	292
3.949% due 12/25/2046 •		634	556
4.198% due 02/27/2034 •		7	7
4.200% due 02/25/2037 ~		490	442
4.357% due 12/25/2036 ~		91	84
4.387% due 02/25/2037 ~		188	175
4.400% due 02/25/2037 ~		170	152
4.498% due 09/25/2036 ~		124	109
4.792% due 11/25/2045 •		30	29
4.812% due 12/25/2045 •		31	31
4.852% due 10/25/2045 •		192	190
4.853% due 02/25/2047 •		169	156
4.883% due 01/25/2047 •		96	92
4.892% due 01/25/2045 •		18	18
4.893% due 01/25/2047 •		198	183
4.913% due 04/25/2047 •		316	290
4.992% due 10/25/2045 •		319	314
5.052% due 01/25/2045 •		616	596
5.153% due 02/25/2046 •		576	530
5.153% due 08/25/2046 •		2,153	1,981
5.201% due 07/25/2046 •		83	75
5.201% due 08/25/2046 •		1,029	896
5.353% due 11/25/2042 •		53	51
5.375% due 06/25/2034 ~		222	211
5.403% due 01/25/2047 •		71	66
5.553% due 06/25/2042 •		45	43
5.553% due 08/25/2042 •		61	60
5.653% due 09/25/2046 •		143	139
5.653% due 11/25/2046 •		62	56
5.677% due 09/25/2033 ~		251	250
5.706% due 09/25/2033 ~		40	40
5.781% due 03/25/2033 ~		11	11

64	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warwick Finance Residential Mortgages Number Four PLC
5.455% due 03/21/2042 •	GBP	1,560	$2,121

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
5.123% due 05/25/2046 •		$156	139

Wells Fargo Commercial Mortgage Trust
5.793% due 07/15/2037 •		7,100	7,127
5.807% due 01/15/2059 •		3,500	3,501

Total Non-Agency Mortgage-Backed Securities (Cost $787,870)			773,618

ASSET-BACKED SECURITIES 17.9%

AUTOMOBILE ABS OTHER 0.7%

CarMax Auto Owner Trust
4.992% due 03/15/2027 •		1,461	1,461

Chesapeake Funding II LLC
5.142% due 05/15/2036 •		4,695	4,692
5.622% due 05/15/2035 •		4,352	4,370

Ford Credit Floorplan Master Owner Trust A
5.142% due 09/15/2029 •		29,000	29,175

GM Financial Automobile Leasing Trust
4.799% due 05/20/2027 •		18,451	18,462

Toyota Lease Owner Trust
4.829% due 02/22/2027 •		8,428	8,433

			66,593

AUTOMOBILE SEQUENTIAL 1.6%

Ally Auto Receivables Trust
5.080% due 12/15/2028		1,963	1,976

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	2,131	1,544

BMW Vehicle Lease Trust
5.990% due 09/25/2026		$1,812	1,816

CarMax Auto Owner Trust
5.300% due 03/15/2027		1,068	1,069

Carvana Auto Receivables Trust
0.800% due 01/10/2027		329	329

Chesapeake Funding II LLC
5.520% due 05/15/2036		6,690	6,776

Citizens Auto Receivables Trust
5.540% due 11/16/2026		771	771
5.840% due 01/18/2028		6,406	6,450

CPS Auto Receivables Trust
4.910% due 06/15/2028		2,417	2,421

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,296	1,297
5.740% due 12/20/2026		10,385	10,437
5.760% due 10/22/2029		6,360	6,391
6.400% due 03/20/2030		19,224	19,517

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		5,740	5,780

GMF Canada Leasing Trust
4.883% due 12/21/2026	CAD	3,647	2,633

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		$38,400	38,637

Hyundai Auto Receivables Trust
4.530% due 09/15/2027		3,553	3,559
5.290% due 04/15/2027		2,085	2,088

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027		10,062	10,122

PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030		5,300	5,297

SBNA Auto Lease Trust
5.560% due 11/22/2027		21,400	21,546

World Omni Auto Receivables Trust
5.790% due 02/15/2029		1,474	1,490

			151,946

CMBS OTHER 0.8%

ACREC LLC
6.380% due 02/19/2038 •		2,631	2,639

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AREIT Trust
6.385% due 06/17/2039 •	$19,741	$19,776

BDS LLC
5.415% due 10/21/2042 •	6,800	6,813

BRSP Ltd.
5.398% due 08/19/2038 •	5,677	5,663

BXMT Ltd.
6.157% due 11/15/2037 •	1,024	1,023

GPMT Ltd.
5.600% due 12/15/2036 •	8,763	8,581

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	364	364

M360 Ltd.
5.750% due 11/22/2038 •	1,321	1,302

MF1 Ltd.
5.330% due 10/16/2036 •	17,423	17,435
5.957% due 12/15/2035 •	6,162	6,172

PFP Ltd.
6.050% due 09/17/2039 •	6,101	6,115

Ready Capital Mortgage Financing LLC
6.532% due 10/25/2039 •	41	42

		75,925

CREDIT CARD BULLET 0.5%

Master Credit Card Trust II
5.131% due 01/21/2028 •	50,700	50,784

CREDIT CARD OTHER 1.1%

Golden Credit Card Trust
1.970% due 01/15/2029	35,000	34,101

Synchrony Card Funding LLC
5.740% due 10/15/2029	5,000	5,094

Trillium Credit Card Trust II
4.892% due 12/26/2028 •	61,000	61,078

		100,273

HOME EQUITY OTHER 1.0%

ABFC Trust
4.972% due 06/25/2034 •	191	192
5.247% due 06/25/2033 •	353	354

Accredited Mortgage Loan Trust
4.532% due 09/25/2036 •	649	647

ACE Securities Corp. Home Equity Loan Trust
4.392% due 10/25/2036 •	8	3
5.052% due 04/25/2034 •	10,166	9,678
5.307% due 10/25/2034 •	1,385	1,357

Amortizing Residential Collateral Trust
4.972% due 10/25/2031 •	61	61

AMRESCO Residential Securities Corp. Mortgage Loan Trust
5.212% due 06/25/2029 •	67	69

Asset-Backed Securities Corp. Home Equity Loan Trust
2.777% due 07/25/2036 •	325	322
4.352% due 05/25/2037 •	16	12

Bear Stearns Asset-Backed Securities I Trust
5.522% due 08/25/2037 •	29	28

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/27/2032 •	4	4
5.272% due 11/25/2042 •	5	5

C-BASS Trust
4.392% due 11/25/2036 •	32	14

Chase Funding Trust
4.912% due 08/25/2032 •	16	16

Citigroup Mortgage Loan Trust, Inc.
4.332% due 07/25/2045 •	175	123

Countrywide Asset-Backed Certificates
4.562% due 05/25/2047 •	118	114

Countrywide Asset-Backed Certificates Trust
4.812% due 12/25/2034 •	2,673	2,607
5.072% due 10/25/2047 •	1,013	954
5.097% due 03/25/2034 •	26	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.172% due 05/25/2036 •	$132	$130
5.772% due 10/25/2034 •	192	191

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	1	1

Credit-Based Asset Servicing & Securitization LLC
4.392% due 07/25/2037 •	175	116

CWHEQ Revolving Home Equity Loan Trust
4.405% due 01/15/2037 •	3	3

Delta Funding Home Equity Loan Trust
5.085% due 09/15/2029 •	12	12

EMC Mortgage Loan Trust
5.012% due 05/25/2040 •	14	13

Finance America Mortgage Loan Trust
5.097% due 08/25/2034 •	4,402	4,235

First NLC Trust
4.342% due 08/25/2037 •	299	151

Fremont Home Loan Trust
5.007% due 01/25/2035 •	147	145

GSAA Home Equity Trust
4.812% due 07/25/2037 •	148	144

GSAMP Trust
4.342% due 12/25/2036 •	238	118
4.792% due 06/25/2036 •	2,220	2,166

Home Equity Asset Trust
4.857% due 07/25/2036 •	252	252
5.192% due 02/25/2033 •	1	1
5.217% due 06/25/2034 •	982	983

HSI Asset Loan Obligation Trust
4.392% due 12/25/2036 •	79	22

HSI Asset Securitization Corp. Trust
4.767% due 02/25/2036 •	1,432	1,388

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	618	617
4.677% due 07/25/2036 •	1,069	1,060

Lehman ABS Mortgage Loan Trust
4.362% due 06/25/2037 •	204	136

Long Beach Mortgage Loan Trust
4.832% due 10/25/2034 •	310	307
4.972% due 03/25/2032 •	16	16
5.247% due 04/25/2035 •	1,625	1,620

MASTR Asset-Backed Securities Trust
4.372% due 11/25/2036 •	44	13
4.372% due 01/25/2037 •	243	69
4.972% due 09/25/2034 •	4,953	4,571
5.052% due 02/25/2034 •	665	692

Merrill Lynch Mortgage Investors Trust
4.432% due 09/25/2037 •	3	1
4.512% due 02/25/2037 •	239	67

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 05/25/2037 •	71	65
4.472% due 09/25/2036 •	16	6
4.892% due 12/25/2035 •	209	206
5.172% due 05/25/2034 •	9,672	10,286

Morgan Stanley Home Equity Loan Trust
5.262% due 05/25/2035 •	304	301

Morgan Stanley IXIS Real Estate Capital Trust
4.322% due 11/25/2036 •	7	2

New Century Home Equity Loan Trust
4.632% due 05/25/2036 •	61	61
5.202% due 11/25/2034 •	1,440	1,469

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.572% due 07/25/2036 •	1,922	1,807

RAAC Trust
4.822% due 01/25/2046 •	1,205	1,204

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	5,167	5,223

Renaissance Home Equity Loan Trust
3.434% due 08/25/2033 •	215	197
4.992% due 11/25/2034 •	96	85

Residential Asset Mortgage Products Trust
4.962% due 10/25/2035 •	3	3

Securitized Asset-Backed Receivables LLC Trust
4.942% due 08/25/2034 •	3,243	3,062
4.947% due 01/25/2035 •	374	347

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
4.832% due 05/25/2036 •		$5,282	$5,185

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ		9,501	9,562
5.348% due 07/25/2065 þ		4,988	5,024
5.848% due 01/25/2064 ~		4,943	4,981
6.125% due 02/25/2064 ~		1,046	1,058
6.290% due 05/25/2064 ~		5,231	5,301

Washington Mutual Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •		42	15

			91,292

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities Trust
5.500% due 09/25/2033 þ		3,419	3,088

First Franklin Mortgage Loan Trust
4.432% due 11/25/2036 •		87	90

GSAMP Trust
5.022% due 01/25/2034 •		711	727

GSRPM Mortgage Loan Trust
5.022% due 03/25/2035 •		135	168

Residential Asset Mortgage Products Trust
5.052% due 07/25/2035 •		27	27

Specialty Underwriting & Residential Finance Trust
5.247% due 12/25/2035 •		187	186

			4,286

OTHER ABS 12.2%

AGL CLO 14 Ltd.
5.455% due 12/02/2034 •		7,900	7,907

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		17,500	17,517

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		11,900	11,918

ARES LIX CLO Ltd.
5.610% due 04/25/2034 •		600	601

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •		4,300	4,315

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		10,900	10,941

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		6,600	6,623
5.379% due 07/24/2034 •		13,050	13,068
5.415% due 10/21/2034 •		4,300	4,306
5.529% due 10/23/2034 •		5,550	5,563
5.548% due 07/16/2034 •		11,100	11,115

Bain Capital Euro CLO DAC
2.764% due 01/20/2032 •	EUR	6,396	7,513
3.267% due 01/22/2038 •		24,400	28,738

Black Diamond CLO DAC
2.884% due 01/20/2032 •		7	8

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •		$5,586	5,596

Canyon Capital CLO Ltd.
5.328% due 10/15/2034 •		12,100	12,108

Canyon CLO Ltd.
5.398% due 07/15/2034 •		4,200	4,204

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •	EUR	6,011	7,048

CarVal CLO III Ltd.
5.315% due 07/20/2032 •		$11,545	11,556

CCG Receivables Trust
4.480% due 10/14/2032		15,600	15,693

CIFC Funding Ltd.
5.530% due 10/24/2030 •		8,611	8,624

College Avenue Student Loans LLC
5.922% due 11/26/2046 •		795	803

Commonbond Student Loan Trust
2.550% due 05/25/2041		587	563
3.560% due 09/25/2045		602	578

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund VII DAC
2.644% due 09/15/2031 •	EUR	11,045	$12,954

Dell Equipment Finance Trust
4.690% due 08/22/2030		$11,633	11,658

Dryden 27 R Euro CLO DAC
2.686% due 04/15/2033 •	EUR	6,733	7,889

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •		$2,829	2,830

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		1,400	1,401

ECMC Group Student Loan Trust
5.221% due 02/27/2068 •		11,696	11,658
5.471% due 07/25/2069 •		6,135	6,157
5.521% due 05/25/2067 •		826	830

Elevation CLO Ltd.
5.448% due 07/25/2034 •		19,200	19,232

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		18,098	16,228

Euro-Galaxy III CLO DAC
2.564% due 04/24/2034 •	EUR	3,733	4,384

Flatiron CLO 19 Ltd.
5.365% due 11/16/2034 •		$5,555	5,564

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(b)		4,800	4,800

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •		10,871	10,883

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		5,400	5,403

Harvest CLO XXI DAC
2.786% due 07/15/2031 •	EUR	6,421	7,543

ICG U.S. CLO Ltd.
5.475% due 10/20/2034 •		$17,200	17,220

Invesco Euro CLO I DAC
2.676% due 07/15/2031 •	EUR	1,761	2,069

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		$9,500	9,499

KKR CLO 42 Ltd.
5.349% due 07/20/2034 •		5,900	5,900

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		614	614

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		7,500	7,512

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		17,300	17,318

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •		147	148

MMAF Equipment Finance LLC
5.200% due 09/13/2027		5,274	5,292
5.790% due 11/13/2026		2,537	2,543

Navient Education Loan Trust
5.020% due 07/15/2055		6,666	6,739

Navient Private Education Loan Trust
2.460% due 11/15/2068		926	896
5.165% due 11/15/2068 •		1,339	1,336
5.715% due 07/16/2040 •		2,383	2,393

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		431	393
1.170% due 09/16/2069		4,125	3,875
1.330% due 04/15/2069		4,983	4,622
1.690% due 05/15/2069		7,257	6,826
5.265% due 04/15/2069 •		5,199	5,178
5.865% due 11/15/2068 •		439	442

Navient Student Loan Trust
5.271% due 07/26/2066 •		7,715	7,743
6.072% due 03/15/2072 •		14,849	14,985

Nelnet Student Loan Trust
0.000% due 05/17/2055 •		36,600	36,871
0.000% due 06/22/2065 •		40,600	40,658
4.712% due 09/27/2066 •		187	187
5.071% due 02/27/2051 •		1,000	1,000
5.072% due 08/25/2067 •		12,415	12,429
5.171% due 09/27/2038 •		1,764	1,758
5.271% due 09/25/2065 •		1,010	1,011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.321% due 02/25/2066 •		$1,394	$1,396
5.371% due 06/27/2067 •		25,133	25,176

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •		3,300	3,304

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		3,100	3,104

Oak Hill European Credit Partners VII DAC
2.764% due 10/20/2031 •	EUR	12,822	15,055

Octagon 64 Ltd.
5.585% due 07/21/2035 •		$25,500	25,603

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		4,111	4,114

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		19,150	19,184

Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033		10,900	10,908

Pagaya AI Debt Trust
6.660% due 07/15/2031		886	892

Parallel Ltd.
5.428% due 07/15/2034 •		15,100	15,112

Park Avenue Institutional Advisers CLO Ltd.
5.342% due 01/20/2034 •		6,200	6,203

Pikes Peak CLO 2
5.549% due 10/11/2034 •		17,300	17,321

Pikes Peak CLO 4
5.528% due 07/15/2034 •		6,100	6,110

Progress Residential Trust
1.692% due 08/17/2040		8,019	7,485
2.013% due 11/17/2040		4,337	4,062

Recette CLO Ltd.
5.667% due 04/20/2034 •		7,400	7,411

Residential Asset Mortgage Products Trust
5.292% due 01/25/2034 •		438	450

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		8,300	8,332

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •	EUR	8,000	9,423

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(b)		$11,450	11,450

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		11,300	11,325

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •		711	712

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •		9,450	9,454

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •		1,250	1,255

SLM Student Loan Trust
4.921% due 06/25/2043 •		5,609	5,530
5.121% due 12/27/2038 •		981	975
5.171% due 01/25/2029 •		2,299	2,237
5.352% due 04/25/2049 •		41	41
6.302% due 01/27/2026 •		1,183	1,188

SMB Private Education Loan Trust
1.340% due 03/17/2053		6,253	5,894
1.600% due 09/15/2054		5,247	4,955
4.995% due 01/15/2053 •		4,772	4,730
5.090% due 10/16/2056		2,914	2,955
5.122% due 09/15/2054 •		19,230	19,153
5.474% due 06/17/2052 •		1,836	1,836
5.474% due 07/15/2053 •		15,175	15,148
5.500% due 06/17/2052		4,256	4,386
5.572% due 03/17/2053 •		4,598	4,618
5.722% due 10/16/2056 •		4,898	4,941
5.822% due 04/15/2054 •		20,180	20,441
5.822% due 02/16/2055 •		9,782	9,881
5.822% due 03/15/2056 •		4,510	4,566
5.924% due 11/15/2052 •		8,649	8,744
6.022% due 09/15/2053 •		2,915	2,969
6.172% due 10/16/2056 •		4,710	4,811
6.222% due 05/16/2050 •		3,083	3,131

SoFi Consumer Loan Program Trust
4.800% due 02/27/2034		1,599	1,607
4.820% due 06/25/2034		17,784	17,881

66	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program LLC
1.950% due 02/15/2046		$6,580	$6,182

Sound Point CLO XXVIII Ltd.
5.598% due 01/25/2032 •		8,310	8,325

Stonepeak ABS
2.301% due 02/28/2033		3,260	3,152

Symphony CLO XIX Ltd.
5.539% due 04/16/2031 •		1,594	1,595

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •		5,471	5,479

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •		10,300	10,300

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •		5,450	5,472

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035 •		7,250	7,280

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •		23,189	23,222

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		23,000	23,035

Toro European CLO 6 DAC
2.921% due 01/12/2032 •	EUR	7,467	8,776

Towd Point Asset Trust
4.950% due 11/20/2061 •		$6,505	6,492

Tralee CLO V Ltd.
5.405% due 10/20/2034 •		4,300	4,305

Trinitas CLO VII Ltd.
5.378% due 01/25/2035 •		5,300	5,318

Trinitas CLO XIX Ltd.
5.435% due 10/20/2033 •		19,368	19,409

UPX HIL Issuer Trust
5.160% due 01/25/2047		1,539	1,546

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •		3,146	3,149

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		10,019	10,043

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •		2,686	2,690

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		7,843	7,849

Verizon Master Trust
5.031% due 12/20/2028 •		17,200	17,215

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		7,100	7,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volvo Financial Equipment LLC
4.560% due 05/17/2027		$12,340	$12,360

Voya CLO Ltd.
5.385% due 04/20/2034 •		7,900	7,910
5.579% due 10/15/2030 •		352	352

Wind River CLO Ltd.
5.122% due 07/20/2034 •		18,300	18,302
5.378% due 10/15/2034 •		7,460	7,471

			1,155,565

Total Asset-Backed Securities (Cost $1,697,105)			1,696,664

SOVEREIGN ISSUES 2.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	671,100	117,793

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$57,650	58,561

Israel Government Bonds - Fixed
0.500% due 02/27/2026	ILS	30,800	9,168

Korea Housing Finance Corp.
4.475% due 04/06/2026	AUD	1,000	663

Korea National Oil Corp.
4.951% (SOFRRATE + 0.770%) due 03/31/2028 ~		$5,200	5,220

Total Sovereign Issues (Cost $188,390)			191,405

SHORT-TERM INSTRUMENTS 16.6%

COMMERCIAL PAPER 0.7%

Alimentation Couche-Tard, Inc.
4.560% due 10/03/2025		12,600	12,595

Crown Castle, Inc.
4.610% due 10/21/2025 (b)		1,400	1,396
4.610% due 10/23/2025		11,800	11,765

Eversource Energy
4.600% due 10/06/2025		6,700	6,695

HCA, Inc.
4.750% due 10/09/2025		33,650	33,612

			66,063

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)	555,856	$556

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (g) 2.3%
		220,875

U.S. TREASURY BILLS 13.6%
3.954% due 10/30/2025 - 01/27/2026 (c)(d)(j)(l)	$1,303,003	1,290,069

Total Short-Term Instruments (Cost $1,577,670)		1,577,563

Total Investments in Securities (Cost $10,950,739)		10,962,548

	SHARES
INVESTMENTS IN AFFILIATES 3.0%

SHORT-TERM INSTRUMENTS 3.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%

PIMCO Short Asset Portfolio	29,289,635	287,360

PIMCO Short-Term Floating NAV Portfolio III	993	10

Total Short-Term Instruments (Cost $287,181)		287,370

Total Investments in Affiliates (Cost $287,181)		287,370

Total Investments 118.3% (Cost $11,237,920)		$11,249,918

Financial Derivative Instruments (i)(k) (0.2)% (Cost or Premiums, net $(4,653))		(15,534)

Other Assets and Liabilities, net (18.1)%		(1,725,928)

Net Assets 100.0%		$9,508,456

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	4.100%	09/30/2025	10/01/2025	$99,875	U.S. Treasury Notes 3.625% due 08/31/2030	$(99,810)	$99,875	$99,887
SAL	4.230	09/30/2025	10/01/2025	121,000	U.S. Treasury Notes 4.625% due 02/28/2026	(123,525)	121,000	121,014

Total Repurchase Agreements						$(223,335)	$220,875	$220,901

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	4.400%	09/30/2025	10/01/2025	$(1,344)	$(1,344)

Total Reverse Repurchase Agreements					$(1,344)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.0)%
U.S. Treasury Notes	3.625%	08/31/2030	$100,000	$(100,111)	$(99,810)

Total Short Sales (1.0)%				$(100,111)	$(99,810)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$0	$(1,344)	$0	$0	$(1,344)	$1,343	$(1)
JPS	99,887	0	0	0	99,887	(99,810)	77
SAL	121,014	0	0	0	121,014	(123,525)	(2,511)

Master Securities Forward Transaction Agreement
SAL	0	0	0	(99,810)	(99,810)	0	(99,810)

Total Borrowings and Other Financing Transactions	$220,901	$(1,344)	$0	$(99,810)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,344)	$0	$0	$0	$(1,344)

Total Borrowings	$(1,344)	$0	$0	$0	$(1,344)

Payable for reverse repurchase agreements					$(1,344)

(h)	Securities with an aggregate market value of $1,343 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(236,529) at a weighted average interest rate of 4.515%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $(310) of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

68	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2025	9,108	$2,184,952	$(40)	$171	$0
Australia Government 3-Year Bond December Futures	12/2025	4,674	330,435	(1,212)	454	(91)
Canada Government 5-Year Bond December Futures	12/2025	4,215	349,266	4,423	848	0
U.S. Treasury 5-Year Note December Futures	12/2025	37,234	4,065,778	4,811	1,454	0

				$7,982	$2,927	$(91)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	17,041	$(3,551,318)	$(1,180)	$17	$(1,821)
U.S. Treasury 10-Year Note December Futures	12/2025	1,986	(223,425)	(1,002)	31	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	948	(113,819)	(2,930)	533	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	744	(85,618)	(392)	47	0

				$(5,504)	$628	$(1,821)

Total Futures Contracts				$2,478	$3,555	$(1,912)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	16,100	$94	$(57)	$37	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	165,700	$(753)	$(205)	$(958)	$228	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$	1,746,200	2,170	417	2,587	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	3.920	Annual	02/27/2026		11,200	0	24	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		256,100	0	(3,434)	(3,434)	0	(162)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		332,700	(685)	(2,646)	(3,331)	0	(185)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		573,709	(230)	896	666	0	(290)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		1,872,173	(11,371)	11,708	337	0	(948)

							$(10,869)	$6,760	$(4,109)	$228	$(1,698)

Total Swap Agreements							$(10,775)	$6,703	$(4,072)	$229	$(1,698)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,593	$229	$3,822	$0	$ (1,974)	$ (1,698)	$ (3,672)

(j)

Securities with an aggregate market value of $65,073 and cash of $85,899 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $38 and liability of $(62) for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	320,124		$207,108	$0	$(4,718)
	10/2025	EUR	91,150		106,313	0	(702)
	10/2025		$8,437	CAD	11,737	0	(3)
	11/2025	CAD	11,719		$8,437	3	0
	11/2025		$368	AUD	561	3	0

BOA	10/2025		1,085		1,642	2	0

BPS	10/2025	BRL	186,413		$31,097	0	(3,929)
	10/2025		$34,571	BRL	186,413	467	(12)
	11/2025		765		4,098	0	(1)
	04/2026	BRL	98,600		$17,261	0	(475)

BRC	10/2025	CHF	186		233	0	(1)
	10/2025		$273	CHF	219	2	0
	11/2025		1,004	AUD	1,518	1	0
	11/2025		232	CHF	185	1	0

BSH	10/2025	BRL	175,100		$32,922	22	0
	10/2025	EUR	24,358		28,300	0	(297)
	10/2025		$32,199	BRL	175,100	701	0
	04/2026	BRL	187,300		$32,977	0	(714)

CBK	10/2025	CAD	6,713		4,854	30	0
	10/2025	EUR	7,707		8,995	0	(53)
	10/2025		$1,358	AUD	2,079	18	0
	10/2025		10,422	GBP	7,718	0	(42)

DUB	10/2025	ILS	3,065		$897	0	(28)
	11/2025		$897	ILS	3,064	28	0

FAR	10/2025	CHF	33		$42	0	0
	10/2025		$206,543	AUD	316,347	2,784	0
	11/2025	AUD	316,347		$206,644	0	(2,781)
	11/2025		$42	CHF	33	0	0
	12/2025		113	MXN	2,145	3	0
GLM	10/2025	BRL	424,600		$69,885	0	(9,894)
	10/2025		$78,428	BRL	424,600	1,369	(19)
	04/2026	BRL	385,200		$67,912	8	(1,386)

JPM	10/2025		1,999		366	0	(9)
	10/2025	CAD	10,493		7,593	53	0
	10/2025		$376	BRL	1,999	0	0
	10/2025		1,034	CAD	1,434	0	(3)
	10/2025		2,418	EUR	2,054	0	(7)
MBC	10/2025	EUR	402		$476	4	0
	10/2025		$1,050	AUD	1,574	0	(8)
	11/2025		3,294	GBP	2,450	2	0

	02/2026	ILS	30,954		$8,466	0	(889)
MYI	10/2025	BRL	20,800		3,421	0	(488)
	10/2025		$3,911	BRL	20,800	0	(3)
	10/2025		1,761	CAD	2,431	0	(14)
SCX	10/2025	BRL	12,864		$2,418	1	0
	10/2025		$2,419	BRL	12,864	0	(2)

	10/2025		1,179	CAD	1,627	0	(10)
	10/2025		101,226	GBP	75,678	552	0

70	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	GBP	75,678		$101,244	$0	$(552)
	12/2025		$2,418	BRL	13,048	0	(1)
SOG	10/2025	BRL	18,864		$3,547	2	0
	10/2025		$3,535	BRL	18,864	10	0
	10/2025		142,958	EUR	121,563	0	(237)

	11/2025	EUR	121,563		$143,245	238	0
	12/2025	BRL	19,132		3,535	0	(9)
SSB	10/2025	GBP	83,396		112,410	251	0

UAG	10/2025	CAD	10		7	0	0
	10/2025	ILS	308		90	0	(3)
	10/2025		$1,011	ILS	3,373	7	0
	11/2025		90		308	3	0

Total Forward Foreign Currency Contracts						$6,565	$(27,290)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	02/13/2026	2,980,000	$1,984	$765

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	2,071,000	2,162	2,247

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	181,500	183	197

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,687,800	1,793	1,832

Total Purchased Options							$6,122	$5,041

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$6	$0	$0	$6	$(5,423)	$0	$0	$(5,423)	$(5,417)	$4,063	$(1,354)
BOA	2	0	0	2	0	0	0	0	2	0	2
BPS	467	0	0	467	(4,417)	0	0	(4,417)	(3,950)	3,873	(77)
BRC	4	0	0	4	(1)	0	0	(1)	3	0	3
BSH	723	0	0	723	(1,011)	0	0	(1,011)	(288)	373	85
CBK	48	765	0	813	(95)	0	0	(95)	718	(692)	26
DUB	28	2,247	0	2,275	(28)	0	0	(28)	2,247	(2,540)	(293)
FAR	2,787	0	0	2,787	(2,781)	0	0	(2,781)	6	0	6
GLM	1,377	0	0	1,377	(11,299)	0	0	(11,299)	(9,922)	9,988	66
JPM	53	0	0	53	(19)	0	0	(19)	34	0	34
MBC	6	0	0	6	(897)	0	0	(897)	(891)	807	(84)
MYC	0	197	0	197	0	0	0	0	197	0	197
MYI	0	0	0	0	(505)	0	0	(505)	(505)	266	(239)
NGF	0	1,832	0	1,832	0	0	0	0	1,832	(2,070)	(238)
SCX	553	0	0	553	(565)	0	0	(565)	(12)	0	(12)
SOG	250	0	0	250	(246)	0	0	(246)	4	0	4
SSB	251	0	0	251	0	0	0	0	251	(610)	(359)
UAG	10	0	0	10	(3)	0	0	(3)	7	0	7

Total Over the Counter	$6,565	$5,041	$0	$11,606	$(27,290)	$0	$0	$(27,290)

(l)

Securities with an aggregate market value of $19,370 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Schedule of Investments	PIMCO Short-Term Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$38	$0	$3,555	$3,593
Swap Agreements	0	1	0	0	228	229

	$0	$1	$38	$0	$3,783	$3,822

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,565	$0	$6,565
Purchased Options	0	0	0	0	5,041	5,041

	$0	$0	$0	$6,565	$5,041	$11,606

	$0	$1	$38	$6,565	$8,824	$15,428

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$62	$0	$1,912	$1,974
Swap Agreements	0	0	0	0	1,698	1,698

	$0	$0	$62	$0	$3,610	$3,672

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,290	$0	$27,290

	$0	$0	$62	$27,290	$3,610	$30,962

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$45,117	$45,117
Swap Agreements	0	103	0	0	(42,879)	(42,776)

	$0	$103	$0	$0	$2,238	$2,341

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(32,298)	$0	$(32,298)
Purchased Options	0	0	0	0	(4,255)	(4,255)
Written Options	0	310	0	0	0	310

	$0	$310	$0	$(32,298)	$(4,255)	$(36,243)

	$0	$413	$0	$(32,298)	$(2,017)	$(33,902)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(19,629)	$(19,629)
Swap Agreements	0	(31)	0	0	26,557	26,526

	$0	$(31)	$0	$0	$6,928	$6,897

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,752)	$0	$(16,752)
Purchased Options	0	0	0	0	(2,359)	(2,359)

	$0	$0	$0	$(16,752)	$(2,359)	$(19,111)

	$0	$(31)	$0	$(16,752)	$4,569	$(12,214)

72	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,033	$2,972,004	$0	$2,981,037
Industrials	0	1,267,142	0	1,267,142
Utilities	0	332,045	0	332,045
Municipal Bonds & Notes
Louisiana	0	29,956	0	29,956
U.S. Government Agencies	0	1,924,787	0	1,924,787
U.S. Treasury Obligations	0	188,331	0	188,331
Non-Agency Mortgage-Backed Securities	0	773,618	0	773,618
Asset-Backed Securities
Automobile ABS Other	0	66,593	0	66,593
Automobile Sequential	0	151,946	0	151,946
CMBS Other	0	75,925	0	75,925
Credit Card Bullet	0	50,784	0	50,784
Credit Card Other	0	100,273	0	100,273
Home Equity Other	0	91,292	0	91,292
Whole Loan Collateral	0	4,286	0	4,286
Other ABS	0	1,155,565	0	1,155,565
Sovereign Issues	0	191,405	0	191,405
Short-Term Instruments
Commercial Paper	0	66,063	0	66,063
Mutual Funds	0	556	0	556
Repurchase Agreements	0	220,875	0	220,875
U.S. Treasury Bills	0	1,290,069	0	1,290,069

	$9,033	$10,953,515	$0	$10,962,548

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$287,370	$0	$0	$287,370

Total Investments	$296,403	$10,953,515	$0	$11,249,918

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(99,810)	$0	$(99,810)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,302	2,482	0	3,784
Over the counter	0	11,606	0	11,606

	$1,302	$14,088	$0	$15,390

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(91)	(3,519)	0	(3,610)
Over the counter	0	(27,290)	0	(27,290)

	$(91)	$(30,809)	$0	$(30,900)

Total Financial Derivative Instruments	$1,211	$(16,721)	$0	$(15,510)

Totals	$297,614	$10,836,984	$0	$11,134,598

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or

74	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2025	(Unaudited)

non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Government Money Market Fund	Daily	Monthly

PIMCO Low Duration Fund	Daily	Monthly

PIMCO Low Duration Fund II	Daily	Monthly

PIMCO Low Duration ESG Fund	Daily	Monthly

PIMCO Short Asset Investment Fund	Daily	Monthly

PIMCO Short-Term Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Notes to Financial Statements	(Cont.)

distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11,

2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

Except for the PIMCO Government Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported

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sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that

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Notes to Financial Statements	(Cont.)

the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based

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upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and

Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Low Duration ESG Fund may invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$730,147	$18,246	$0	$0	$1590	$749,983	$18,246	$0

PIMCO Low Duration Fund II	36,989	924	0	0	81	37,994	924	0

PIMCO Short Asset Investment Fund	86,520	211,854	(144,766)	(1)	0	153,607	2,554	0

PIMCO Short-Term Fund	8,316	278,908	0	0	136	287,360	1,872	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund	$173,012	$396,929	$(502,292)	$8	$43	$67,700	$2,672	$0

PIMCO Low Duration Fund II	5,468	66,701	(67,000)	0	1	5,170	101	0

PIMCO Short Asset Investment Fund	92	(315)	0	0	223	0	78	0

PIMCO Short-Term Fund	106	2,904	(3000)	0	0	10	4	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not

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provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of

Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral

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Notes to Financial Statements	(Cont.)

securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the

Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

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Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities.

Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

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Notes to Financial Statements	(Cont.)

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the

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securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to

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Notes to Financial Statements	(Cont.)

compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of

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allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund	PIMCO Short-Term Fund

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	—	X	—	X	—	X

Market	X	X	X	X	X	X

Issuer	—	X	X	X	X	X

Liquidity	—	X	X	X	X	X

Derivatives	—	X	X	X	X	X

Equity	—	X	X	X	—	X

Mortgage-Related and Other Asset-Backed Securities	—	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	X

Foreign (Non-U.S.) Investment	—	X	—	X	X	X

Emerging Markets	—	X	—	X	X	—

Sovereign Debt	—	X	—	X	—	—

Currency	—	X	—	X	—	X

Leveraging	—	X	X	X	X	X

Management	X	X	X	X	X	X

Reverse Repurchase Agreements and Other Borrowings	X	—	—	—	—	—

Short Exposure	—	X	X	X	X	X

Environmental, Social and Governance	—	—	—	X	—	—

Turnover	—	X	X	—	—	—

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants

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to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Notes to Financial Statements	(Cont.)

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Reverse Repurchase Agreements and Other Borrowings Risk is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective.

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Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

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Notes to Financial Statements	(Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

92	PIMCO SHORT DURATION STRATEGY FUNDS

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class M	I-2	I-3		Administrative Class	Class A	Class C	Class C-2	Class R
PIMCO Government Money Market Fund	0.12%	0.06%	0.06%	0.16%	N/A		0.06%	0.21%	0.21%	N/A	N/A
PIMCO Low Duration Fund	0.25%	0.21%	N/A	0.31%	0.41%	(1)	0.21%	0.25%	0.30%	0.30%	0.30%
PIMCO Low Duration Fund II	0.25%	0.25%	N/A	N/A	N/A		0.25%	N/A	N/A	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%	0.25%	N/A	0.35%	0.45%	*(1)	N/A	N/A	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	0.14%	0.14%	0.24%	0.34%	(1)	0.14%	0.24%	N/A	N/A	N/A
PIMCO Short-Term Fund	0.25%	0.20%	N/A	0.30%	0.40%	(1)	0.20%	0.20%	0.20%	N/A	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Fund Class C shares and PIMCO Short-Term Fund Class C shares, the Distributor received distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares of the Funds (except for the PIMCO Government Money Market Fund), and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares of the Funds (except for the PIMCO Government Money Market Fund) (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares of the Funds (except for the PIMCO Government Money Market Fund).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

PIMCO Government Money Market Fund	—	0.10%	(1)

All other Funds	—	0.25%
Class C

PIMCO Government Money Market Fund	—	0.10%	(1)

PIMCO Low Duration Fund and PIMCO Short-Term Fund	0.30%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Fund	0.50%	0.25%
Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO Government Money Market Fund	0.10%(1)

All other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

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Notes to Financial Statements	(Cont.)

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Low Duration Fund, PIMCO Low Duration ESG Fund, PIMCO Short Asset Investment Fund and PIMCO Short-Term Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Distributor have entered into the Fee and Expense Limitation Agreement, pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any distribution and/or service (12b-1) fees applicable to a class of such Fund, or the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee and Expense Limitation Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro

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rata Trustee Fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; ii) exceed the total Reimbursement Amount; iii) include any amounts previously reimbursed to PIMCO; or iv) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee and Expense Limitation Agreement) as of September 30, 2025 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Government Money Market Fund	$2	$14	$18	$34

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Government Money Market Fund	$2

PIMCO Low Duration Fund	7

PIMCO Short Asset Investment Fund	6

PIMCO Short-Term Fund	22

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Low Duration ESG Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Fund and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Government Money Market Fund	$0	$0	$0	$0

PIMCO Low Duration Fund	11,305,553	11,492,447	213,398	383,321

PIMCO Low Duration Fund II	459,359	465,000	5,539	11,457

PIMCO Low Duration ESG Fund	133,430	145,180	6,511	35,339

PIMCO Short Asset Investment Fund	75,746	0	472,770	417,972

PIMCO Short-Term Fund	2,530,825	2,150,998	1,709,179	2,299,190

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,619,154	$2,619,155	4,719,768	$4,719,767	148,378	$1,381,014	327,095	$3,026,301

Class M	4,440,051	4,440,051	7,812,072	7,812,073	N/A	N/A	N/A	N/A

I-2	6,806	6,807	23,159	23,158	8,362	77,922	20,206	186,551

I-3	N/A	N/A	N/A	N/A	754	7,013	3,163	28,996

Administrative Class	61,318	61,318	131,413	131,414	230	2,149	587	5,417

Class A	1,608,124	1,608,125	3,031,462	3,031,461	5,039	46,964	9,492	87,561

Class C	13,850	13,849	49,250	49,250	137	1,277	280	2,590

Class C-2	N/A	N/A	N/A	N/A	2	10	60	551

Class R	N/A	N/A	N/A	N/A	657	6,120	1,022	9,449
Issued as reinvestment of distributions

Institutional Class	16,829	16,829	30,616	30,616	11,595	108,112	20,268	187,318

Class M	6,770	6,770	20,722	20,722	N/A	N/A	N/A	N/A

I-2	274	274	854	854	1,138	10,608	2,343	21,643

I-3	N/A	N/A	N/A	N/A	61	570	163	1,505

Administrative Class	1,551	1,551	2,313	2,313	40	374	84	776

Class A	54,988	54,988	92,608	92,608	982	9,161	2,071	19,135

Class C	1,086	1,086	2,662	2,662	37	342	83	763

Class C-2	N/A	N/A	N/A	N/A	2	18	4	37

Class R	N/A	N/A	N/A	N/A	147	1,370	301	2,777
Cost of shares redeemed

Institutional Class	(2,491,594)	(2,491,594)	(3,998,317)	(3,998,317)	(244,744)	(2,281,012)	(269,265)	(2,484,257)

Class M	(4,138,197)	(4,138,197)	(7,943,949)	(7,943,949)	N/A	N/A	N/A	N/A

I-2	(14,225)	(14,225)	(25,257)	(25,257)	(8,892)	(82,851)	(31,490)	(290,795)

I-3	N/A	N/A	N/A	N/A	(727)	(6,756)	(3,581)	(33,071)

Administrative Class	(105,499)	(105,499)	(81,620)	(81,620)	(409)	(3,804)	(720)	(6,651)

Class A	(1,431,259)	(1,431,259)	(2,024,655)	(2,024,655)	(7,565)	(70,490)	(18,343)	(169,304)

Class C	(22,069)	(22,069)	(55,017)	(55,017)	(300)	(2,789)	(872)	(8,057)

Class C-2	N/A	N/A	N/A	N/A	(15)	(140)	(39)	(357)

Class R	N/A	N/A	N/A	N/A	(1,021)	(9,495)	(2,161)	(19,918)

Net increase (decrease) resulting from Fund share transactions	627,958	$627,960	1,788,084	$1,788,083	(86,112)	$(804,313)	60,751	$568,960

96	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2025	(Unaudited)

	PIMCO Low Duration Fund II				PIMCO Low Duration ESG Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,353	$31,300	3,204	$29,567	4,618	$42,638	6,206	$56,300

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	1,079	9,925	1,618	14,684

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	0	3	28	255	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	506	4,720	1,125	10,388	459	4,225	905	8,231

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	112	1,029	238	2,165

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	19	181	39	362	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(2,550)	(23,755)	(10,097)	(93,149)	(2,648)	(24,346)	(7,902)	(71,734)

Class M	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	(702)	(6,457)	(3,222)	(29,277)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	(17)	(162)	(10)	(90)	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	1,311	$12,287	(5,711)	$(52,667)	2,918	$27,014	(2,157)	$(19,631)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Notes to Financial Statements	(Cont.)

PIMCO Short Asset Investment Fund				PIMCO Short-Term Fund
Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

70,494	$702,461	138,733	$1,379,495	144,890	$1,399,893	347,850	$3,358,732
0	0	0	0	N/A	N/A	N/A	N/A
7,648	76,140	20,821	207,128	38,562	372,614	89,514	864,423
2,375	23,614	1,980	19,694	2,477	23,938	6,238	60,233
1	0	9	85	59	570	124	1,197
1,595	15,886	2,896	28,807	10,544	101,864	26,892	259,605
N/A	N/A	N/A	N/A	1,069	10,331	2,107	20,348
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	516	4,989	1,584	15,280

3,604	35,906	11,127	110,675	15,897	153,645	35,628	344,016
0	0	0	1	N/A	N/A	N/A	N/A
394	3,924	799	7,946	4,479	43,294	9,856	95,171
52	522	73	724	210	2,026	392	3,785
1	12	2	25	36	349	83	803
215	2,141	466	4,636	1,634	15,788	3,395	32,786
N/A	N/A	N/A	N/A	130	1,256	246	2,378
N/A	N/A	N/A	N/A		N/A	N/A	N/A
N/A	N/A	N/A	N/A	216	2,088	520	5,018

(53,102)	(528,790)	(198,209)	(1,971,571)	(189,177)	(1,827,336)	(459,353)	(4,434,306)
0	0	0	0	N/A	N/A	N/A	N/A
(13,643)	(135,825)	(14,935)	(148,550)	(40,144)	(387,927)	(109,359)	(1,056,142)
(1,928)	(19,186)	(1,575)	(15,666)	(2,620)	(25,312)	(4,164)	(40,193)
(1)	(9)	(4)	(35)	(167)	(1,617)	(426)	(4,114)
(1,598)	(15,920)	(3,803)	(37,817)	(16,059)	(155,178)	(34,191)	(329,977)
N/A	N/A	N/A	N/A	(883)	(8,535)	(2,017)	(19,475)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	(1,134)	(10,956)	(4,522)	(43,648)

16,107	$160,876	(41,620)	$(414,423)	(29,465)	$(284,216)	(89,603)	$(864,080)

† A	zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Government Money Market Fund	3	0	54%	0%

PIMCO Low Duration Fund	1	1	19%	13%

PIMCO Low Duration Fund II	4	0	79%	0%

PIMCO Low Duration ESG Fund	3	0	71%	0%

PIMCO Short Asset Investment Fund	2	0	53%	0%

PIMCO Short-Term Fund	2	0	33%	0%

98	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2025	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Government Money Market Fund	$111	$0

PIMCO Low Duration Fund	400,355	384,359

PIMCO Low Duration Fund II	10,739	11,001

PIMCO Low Duration ESG Fund	9,480	8,736

PIMCO Short Asset Investment Fund	16,050	41,548

PIMCO Short-Term Fund	122,614	255,996

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Government Money Market Fund	$7,324,000	$0	$0	$0

PIMCO Low Duration Fund	7,076,539	57,662	(123,631)	(65,969)

PIMCO Low Duration Fund II	355,819	2,026	(4,397)	(2,371)

PIMCO Low Duration ESG Fund	422,287	3,548	(5,951)	(2,403)

PIMCO Short Asset Investment Fund	2,260,139	6,018	(10,402)	(4,384)

PIMCO Short-Term Fund	11,133,156	82,126	(82,452)	(326)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar

CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SOFRINDEX	Secured Overnight Financing Rate Index

Bobl	Bundesobligation, the German word for federal government bond	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	DAC	Designated Activity Company	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate

100	PIMCO SHORT DURATION STRATEGY FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Government Money Market Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0035	$0.0000	$0.0000	$0.0035

May 2025	$0.0037	$0.0000	$0.0000	$0.0037

June 2025	$0.0034	$0.0000	$0.0000	$0.0034

July 2025	$0.0036	$0.0000	$0.0000	$0.0036

August 2025	$0.0037	$0.0000	$0.0000	$0.0037

September 2025	$0.0034	$0.0000	$0.0000	$0.0034

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0035	$0.0000	$0.0000	$0.0035

May 2025	$0.0037	$0.0000	$0.0000	$0.0037

June 2025	$0.0034	$0.0000	$0.0000	$0.0034

July 2025	$0.0036	$0.0000	$0.0000	$0.0036

August 2025	$0.0037	$0.0000	$0.0000	$0.0037

September 2025	$0.0034	$0.0000	$0.0000	$0.0034

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0034	$0.0000	$0.0000	$0.0034

May 2025	$0.0036	$0.0000	$0.0000	$0.0036

June 2025	$0.0033	$0.0000	$0.0000	$0.0033

July 2025	$0.0035	$0.0000	$0.0000	$0.0035

August 2025	$0.0036	$0.0000	$0.0000	$0.0036

September 2025	$0.0033	$0.0000	$0.0000	$0.0033

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0035	$0.0000	$0.0000	$0.0035

May 2025	$0.0037	$0.0000	$0.0000	$0.0037

June 2025	$0.0034	$0.0000	$0.0000	$0.0034

July 2025	$0.0036	$0.0000	$0.0000	$0.0036

August 2025	$0.0037	$0.0000	$0.0000	$0.0037

September 2025	$0.0034	$0.0000	$0.0000	$0.0034

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0034	$0.0000	$0.0000	$0.0034

May 2025	$0.0036	$0.0000	$0.0000	$0.0036

June 2025	$0.0032	$0.0000	$0.0000	$0.0032

July 2025	$0.0035	$0.0000	$0.0000	$0.0035

August 2025	$0.0036	$0.0000	$0.0000	$0.0036

September 2025	$0.0032	$0.0000	$0.0000	$0.0032

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Distribution Information	(Cont.)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0034	$0.0000	$0.0000	$0.0034

May 2025	$0.0036	$0.0000	$0.0000	$0.0036

June 2025	$0.0032	$0.0000	$0.0000	$0.0032

July 2025	$0.0035	$0.0000	$0.0000	$0.0035

August 2025	$0.0036	$0.0000	$0.0000	$0.0036

September 2025	$0.0032	$0.0000	$0.0000	$0.0032

PIMCO Low Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0332	$0.0000	$0.0000	$0.0332

May 2025	$0.0341	$0.0000	$0.0000	$0.0341

June 2025	$0.0314	$0.0000	$0.0000	$0.0314

July 2025	$0.0332	$0.0000	$0.0000	$0.0332

August 2025	$0.0351	$0.0000	$0.0000	$0.0351

September 2025	$0.0325	$0.0000	$0.0000	$0.0325

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0324	$0.0000	$0.0000	$0.0324

May 2025	$0.0332	$0.0000	$0.0000	$0.0332

June 2025	$0.0307	$0.0000	$0.0000	$0.0307

July 2025	$0.0324	$0.0000	$0.0000	$0.0324

August 2025	$0.0343	$0.0000	$0.0000	$0.0343

September 2025	$0.0318	$0.0000	$0.0000	$0.0318

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0320	$0.0000	$0.0000	$0.0320

May 2025	$0.0328	$0.0000	$0.0000	$0.0328

June 2025	$0.0303	$0.0000	$0.0000	$0.0303

July 2025	$0.0320	$0.0000	$0.0000	$0.0320

August 2025	$0.0339	$0.0000	$0.0000	$0.0339

September 2025	$0.0314	$0.0000	$0.0000	$0.0314

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0313	$0.0000	$0.0000	$0.0313

May 2025	$0.0320	$0.0000	$0.0000	$0.0320

June 2025	$0.0296	$0.0000	$0.0000	$0.0296

July 2025	$0.0312	$0.0000	$0.0000	$0.0312

August 2025	$0.0331	$0.0000	$0.0000	$0.0331

September 2025	$0.0307	$0.0000	$0.0000	$0.0307

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0310	$0.0000	$0.0000	$0.0310

May 2025	$0.0317	$0.0000	$0.0000	$0.0317

June 2025	$0.0293	$0.0000	$0.0000	$0.0293

July 2025	$0.0309	$0.0000	$0.0000	$0.0309

August 2025	$0.0327	$0.0000	$0.0000	$0.0327

September 2025	$0.0304	$0.0000	$0.0000	$0.0304

102	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0283	$0.0000	$0.0000	$0.0283

May 2025	$0.0288	$0.0000	$0.0000	$0.0288

June 2025	$0.0267	$0.0000	$0.0000	$0.0267

July 2025	$0.0281	$0.0000	$0.0000	$0.0281

August 2025	$0.0299	$0.0000	$0.0000	$0.0299

September 2025	$0.0278	$0.0000	$0.0000	$0.0278

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0268	$0.0000	$0.0000	$0.0268

May 2025	$0.0272	$0.0000	$0.0000	$0.0272

June 2025	$0.0252	$0.0000	$0.0000	$0.0252

July 2025	$0.0265	$0.0000	$0.0000	$0.0265

August 2025	$0.0282	$0.0000	$0.0000	$0.0282

September 2025	$0.0263	$0.0000	$0.0000	$0.0263

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0286	$0.0000	$0.0000	$0.0287

May 2025	$0.0292	$0.0000	$0.0000	$0.0292

June 2025	$0.0271	$0.0000	$0.0000	$0.0271

July 2025	$0.0285	$0.0000	$0.0000	$0.0285

August 2025	$0.0303	$0.0000	$0.0000	$0.0303

September 2025	$0.0281	$0.0000	$0.0000	$0.0281

PIMCO Low Duration Fund II

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0297	$0.0000	$0.0000	$0.0297

May 2025	$0.0302	$0.0000	$0.0000	$0.0302

June 2025	$0.0281	$0.0000	$0.0000	$0.0281

July 2025	$0.0298	$0.0000	$0.0000	$0.0298

August 2025	$0.0319	$0.0000	$0.0000	$0.0319

September 2025	$0.0294	$0.0000	$0.0000	$0.0294

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0278	$0.0000	$0.0000	$0.0278

May 2025	$0.0282	$0.0000	$0.0000	$0.0282

June 2025	$0.0262	$0.0000	$0.0000	$0.0262

July 2025	$0.0278	$0.0000	$0.0000	$0.0278

August 2025	$0.0298	$0.0000	$0.0000	$0.0298

September 2025	$0.0275	$0.0000	$0.0000	$0.0275

PIMCO Low Duration ESG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0273	$0.0000	$0.0000	$0.0273

May 2025	$0.0284	$0.0000	$0.0000	$0.0284

June 2025	$0.0262	$0.0000	$0.0000	$0.0262

July 2025	$0.0276	$0.0000	$0.0000	$0.0276

August 2025	$0.0303	$0.0000	$0.0000	$0.0303

September 2025	$0.0279	$0.0000	$0.0000	$0.0279

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Distribution Information	(Cont.)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0266	$0.0000	$0.0000	$0.0266

May 2025	$0.0276	$0.0000	$0.0000	$0.0276

June 2025	$0.0255	$0.0000	$0.0000	$0.0255

July 2025	$0.0268	$0.0000	$0.0000	$0.0268

August 2025	$0.0294	$0.0000	$0.0000	$0.0294

September 2025	$0.0271	$0.0000	$0.0000	$0.0271

PIMCO Short Asset Investment Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0371	$0.0000	$0.0000	$0.0371

May 2025	$0.0387	$0.0000	$0.0000	$0.0387

June 2025	$0.0355	$0.0000	$0.0000	$0.0355

July 2025	$0.0378	$0.0000	$0.0000	$0.0378

August 2025	$0.0380	$0.0000	$0.0000	$0.0380

September 2025	$0.0352	$0.0000	$0.0000	$0.0352

Class M	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0373	$0.0000	$0.0000	$0.0373

May 2025	$0.0388	$0.0000	$0.0000	$0.0388

June 2025	$0.0357	$0.0000	$0.0000	$0.0357

July 2025	$0.0379	$0.0000	$0.0000	$0.0379

August 2025	$0.0381	$0.0000	$0.0000	$0.0381

September 2025	$0.0353	$0.0000	$0.0000	$0.0353

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0363	$0.0000	$0.0000	$0.0363

May 2025	$0.0378	$0.0000	$0.0000	$0.0378

June 2025	$0.0347	$0.0000	$0.0000	$0.0347

July 2025	$0.0369	$0.0000	$0.0000	$0.0369

August 2025	$0.0371	$0.0000	$0.0000	$0.0371

September 2025	$0.0344	$0.0000	$0.0000	$0.0344

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0359	$0.0000	$0.0000	$0.0359

May 2025	$0.0373	$0.0000	$0.0000	$0.0373

June 2025	$0.0343	$0.0000	$0.0000	$0.0343

July 2025	$0.0365	$0.0000	$0.0000	$0.0365

August 2025	$0.0366	$0.0000	$0.0000	$0.0366

September 2025	$0.0340	$0.0000	$0.0000	$0.0340

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0351	$0.0000	$0.0000	$0.0351

May 2025	$0.0365	$0.0000	$0.0000	$0.0365

June 2025	$0.0335	$0.0000	$0.0000	$0.0335

July 2025	$0.0356	$0.0000	$0.0000	$0.0356

August 2025	$0.0358	$0.0000	$0.0000	$0.0358

September 2025	$0.0332	$0.0000	$0.0000	$0.0332

104	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0342	$0.0000	$0.0000	$0.0342

May 2025	$0.0356	$0.0000	$0.0000	$0.0356

June 2025	$0.0328	$0.0000	$0.0000	$0.0328

July 2025	$0.0348	$0.0000	$0.0000	$0.0348

August 2025	$0.0349	$0.0000	$0.0000	$0.0349

September 2025	$0.0324	$0.0000	$0.0000	$0.0324

PIMCO Short-Term Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0392	$0.0000	$0.0000	$0.0392

May 2025	$0.0408	$0.0000	$0.0000	$0.0408

June 2025	$0.0374	$0.0000	$0.0000	$0.0374

July 2025	$0.0393	$0.0000	$0.0000	$0.0393

August 2025	$0.0407	$0.0000	$0.0000	$0.0407

September 2025	$0.0371	$0.0000	$0.0000	$0.0371

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0384	$0.0000	$0.0000	$0.0384

May 2025	$0.0399	$0.0000	$0.0000	$0.0399

June 2025	$0.0367	$0.0000	$0.0000	$0.0367

July 2025	$0.0385	$0.0000	$0.0000	$0.0385

August 2025	$0.0398	$0.0000	$0.0000	$0.0398

September 2025	$0.0363	$0.0000	$0.0000	$0.0363

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0380	$0.0000	$0.0000	$0.0380

May 2025	$0.0395	$0.0000	$0.0000	$0.0395

June 2025	$0.0363	$0.0000	$0.0000	$0.0363

July 2025	$0.0381	$0.0000	$0.0000	$0.0381

August 2025	$0.0394	$0.0000	$0.0000	$0.0394

September 2025	$0.0359	$0.0000	$0.0000	$0.0359

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0372	$0.0000	$0.0000	$0.0372

May 2025	$0.0387	$0.0000	$0.0000	$0.0387

June 2025	$0.0355	$0.0000	$0.0000	$0.0355

July 2025	$0.0373	$0.0000	$0.0000	$0.0373

August 2025	$0.0385	$0.0000	$0.0000	$0.0385

September 2025	$0.0352	$0.0000	$0.0000	$0.0352

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0372	$0.0000	$0.0000	$0.0372

May 2025	$0.0387	$0.0000	$0.0000	$0.0387

June 2025	$0.0355	$0.0000	$0.0000	$0.0355

July 2025	$0.0373	$0.0000	$0.0000	$0.0373

August 2025	$0.0385	$0.0000	$0.0000	$0.0385

September 2025	$0.0352	$0.0000	$0.0000	$0.0352

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0349	$0.0000	$0.0000	$0.0349

May 2025	$0.0361	$0.0000	$0.0000	$0.0361

June 2025	$0.0332	$0.0000	$0.0000	$0.0332

July 2025	$0.0348	$0.0000	$0.0000	$0.0348

August 2025	$0.0360	$0.0000	$0.0000	$0.0360

September 2025	$0.0329	$0.0000	$0.0000	$0.0329

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0352	$0.0000	$0.0000	$0.0352

May 2025	$0.0366	$0.0000	$0.0000	$0.0366

June 2025	$0.0336	$0.0000	$0.0000	$0.0336

July 2025	$0.0352	$0.0000	$0.0000	$0.0352

August 2025	$0.0364	$0.0000	$0.0000	$0.0364

September 2025	$0.0333	$0.0000	$0.0000	$0.0333

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

106	PIMCO SHORT DURATION STRATEGY FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

108	PIMCO SHORT DURATION STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

110	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in

112	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group,

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)	(Unaudited)

S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

114	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSSHDURFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class C-2	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	10/19/99	08/31/09	—	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	—	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/30/21	07/31/06	12/29/06	—	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	07/30/21	04/01/98	04/01/98	—	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	07/30/21	10/19/99	08/31/09	—	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	07/30/21	03/28/02	03/28/02	10/21/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11,

2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.26	$0.16	$0.10	$0.26	$(0.16)	$0.00	$(0.16)

03/31/2025	9.41	0.32	(0.15)	0.17	(0.32)	0.00	(0.32)

03/31/2024	9.33	0.28	0.08	0.36	(0.28)	0.00	(0.28)

03/31/2023	9.48	0.24	(0.15)	0.09	(0.24)	0.00	(0.24)

03/31/2022	10.10	0.15	(0.61)	(0.46)	(0.16)	0.00	(0.16)

03/31/2021	9.85	0.21	0.25	0.46	(0.21)	0.00	(0.21)
I-2

04/01/2025 - 09/30/2025+	9.26	0.16	0.10	0.26	(0.16)	0.00	(0.16)

03/31/2025	9.41	0.31	(0.15)	0.16	(0.31)	0.00	(0.31)

03/31/2024	9.33	0.28	0.07	0.35	(0.27)	0.00	(0.27)

03/31/2023	9.48	0.23	(0.15)	0.08	(0.23)	0.00	(0.23)

03/31/2022	10.10	0.14	(0.61)	(0.47)	(0.15)	0.00	(0.15)

03/31/2021	9.85	0.20	0.25	0.45	(0.20)	0.00	(0.20)
Class A

04/01/2025 - 09/30/2025+	9.26	0.15	0.10	0.25	(0.15)	0.00	(0.15)

03/31/2025	9.41	0.29	(0.15)	0.14	(0.29)	0.00	(0.29)

03/31/2024	9.33	0.25	0.08	0.33	(0.25)	0.00	(0.25)

03/31/2023	9.48	0.21	(0.15)	0.06	(0.21)	0.00	(0.21)

03/31/2022	10.10	0.12	(0.62)	(0.50)	(0.12)	0.00	(0.12)

03/31/2021	9.85	0.18	0.25	0.43	(0.18)	0.00	(0.18)
Class C

04/01/2025 - 09/30/2025+	9.26	0.11	0.10	0.21	(0.11)	0.00	(0.11)

03/31/2025	9.41	0.22	(0.15)	0.07	(0.22)	0.00	(0.22)

03/31/2024	9.33	0.18	0.08	0.26	(0.18)	0.00	(0.18)

03/31/2023	9.48	0.14	(0.15)	(0.01)	(0.14)	0.00	(0.14)

03/31/2022	10.10	0.05	(0.62)	(0.57)	(0.05)	0.00	(0.05)

03/31/2021	9.85	0.10	0.25	0.35	(0.10)	0.00	(0.10)

PIMCO California Municipal Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$10.56	$0.19	$0.08	$0.27	$(0.19)	$0.00	$(0.19)

03/31/2025	10.74	0.39	(0.18)	0.21	(0.39)	0.00	(0.39)

03/31/2024	10.51	0.39	0.22	0.61	(0.38)	0.00	(0.38)

03/31/2023	10.98	0.32	(0.47)	(0.15)	(0.32)	0.00	(0.32)

03/31/2022	11.65	0.22	(0.68)	(0.46)	(0.21)	0.00	(0.21)

03/31/2021	11.17	0.22	0.48	0.70	(0.22)	0.00	(0.22)
I-2

04/01/2025 - 09/30/2025+	10.56	0.19	0.08	0.27	(0.19)	0.00	(0.19)

03/31/2025	10.74	0.38	(0.18)	0.20	(0.38)	0.00	(0.38)

03/31/2024	10.51	0.38	0.22	0.60	(0.37)	0.00	(0.37)

03/31/2023	10.98	0.31	(0.47)	(0.16)	(0.31)	0.00	(0.31)

03/31/2022	11.65	0.20	(0.68)	(0.48)	(0.19)	0.00	(0.19)

03/31/2021	11.17	0.20	0.49	0.69	(0.21)	0.00	(0.21)
Class A

04/01/2025 - 09/30/2025+	10.56	0.18	0.08	0.26	(0.18)	0.00	(0.18)

03/31/2025	10.74	0.35	(0.18)	0.17	(0.35)	0.00	(0.35)

03/31/2024	10.51	0.35	0.23	0.58	(0.35)	0.00	(0.35)

03/31/2023	10.98	0.28	(0.47)	(0.19)	(0.28)	0.00	(0.28)

03/31/2022	11.65	0.18	(0.69)	(0.51)	(0.16)	0.00	(0.16)

03/31/2021	11.17	0.18	0.48	0.66	(0.18)	0.00	(0.18)
Class C

04/01/2025 - 09/30/2025+	10.56	0.14	0.08	0.22	(0.14)	0.00	(0.14)

03/31/2025	10.74	0.27	(0.18)	0.09	(0.27)	0.00	(0.27)

03/31/2024	10.51	0.27	0.23	0.50	(0.27)	0.00	(0.27)

03/31/2023	10.98	0.20	(0.47)	(0.27)	(0.20)	0.00	(0.20)

03/31/2022	11.65	0.09	(0.68)	(0.59)	(0.08)	0.00	(0.08)

03/31/2021	11.17	0.09	0.49	0.58	(0.10)	0.00	(0.10)

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.36	2.89%	$146,302	0.445	%*	0.445	%*	0.445	%*	0.445	%*	3.55	%*	20%

9.26	1.81	121,901	0.445		0.445		0.445		0.445		3.42		58

9.41	3.97	126,420	0.445		0.445		0.445		0.445		3.09		25

9.33	0.98	84,144	0.455		0.455		0.445		0.445		2.57		69

9.48	(4.66)	142,651	0.445		0.445		0.445		0.445		1.52		36

10.10	4.70	119,694	0.445		0.445		0.445		0.445		2.07		22

9.36	2.84	49,744	0.545	*	0.545	*	0.545	*	0.545	*	3.45	*	20

9.26	1.71	25,420	0.545		0.545		0.545		0.545		3.32		58

9.41	3.86	21,662	0.545		0.545		0.545		0.545		3.00		25

9.33	0.87	13,596	0.555		0.555		0.545		0.545		2.46		69

9.48	(4.75)	18,742	0.545		0.545		0.545		0.545		1.43		36

10.10	4.59	20,571	0.545		0.545		0.545		0.545		1.98		22

9.36	2.72	62,535	0.775	*	0.775	*	0.775	*	0.775	*	3.22	*	20

9.26	1.47	47,751	0.775		0.775		0.775		0.775		3.09		58

9.41	3.63	40,582	0.775		0.775		0.775		0.775		2.75		25

9.33	0.64	42,848	0.785		0.785		0.775		0.775		2.22		69

9.48	(4.97)	55,743	0.775		0.775		0.775		0.775		1.20		36

10.10	4.35	77,522	0.775		0.775		0.775		0.775		1.75		22

9.36	2.33	1,597	1.525	*	1.525	*	1.525	*	1.525	*	2.47	*	20

9.26	0.72	2,801	1.525		1.525		1.525		1.525		2.34		58

9.41	2.86	2,678	1.525		1.525		1.525		1.525		1.99		25

9.33	(0.11)	3,839	1.535		1.535		1.525		1.525		1.50		69

9.48	(5.69)	3,771	1.525		1.525		1.525		1.525		0.45		36

10.10	3.57	5,612	1.525		1.525		1.525		1.525		1.00		22

$10.64	2.65%	$192,283	0.44	%*	0.44	%*	0.44	%*	0.44	%*	3.73	%*	12%

10.56	1.95	148,837	0.44		0.44		0.44		0.44		3.59		24

10.74	6.00	55,833	0.44		0.44		0.44		0.44		3.72		37

10.51	(1.30)	47,877	0.45		0.45		0.44		0.44		3.05		78

10.98	(4.08)	45,274	0.44		0.44		0.44		0.44		1.85		31

11.65	6.34	43,961	0.44		0.44		0.44		0.44		1.87		27

10.64	2.60	123,426	0.54	*	0.54	*	0.54	*	0.54	*	3.63	*	12

10.56	1.85	74,147	0.54		0.54		0.54		0.54		3.52		24

10.74	5.90	51,383	0.54		0.54		0.54		0.54		3.65		37

10.51	(1.40)	27,685	0.55		0.55		0.54		0.54		2.98		78

10.98	(4.18)	22,215	0.54		0.54		0.54		0.54		1.75		31

11.65	6.24	21,952	0.54		0.54		0.54		0.54		1.73		27

10.64	2.47	129,827	0.79	*	0.79	*	0.79	*	0.79	*	3.38	*	12

10.56	1.60	110,269	0.79		0.79		0.79		0.79		3.26		24

10.74	5.63	61,640	0.79		0.79		0.79		0.79		3.38		37

10.51	(1.65)	45,226	0.80		0.80		0.79		0.79		2.70		78

10.98	(4.42)	44,434	0.79		0.79		0.79		0.79		1.50		31

11.65	5.97	47,504	0.79		0.79		0.79		0.79		1.54		27

10.64	2.08	2,560	1.54	*	1.54	*	1.54	*	1.54	*	2.63	*	12

10.56	0.84	2,427	1.54		1.54		1.54		1.54		2.53		24

10.74	4.85	2,702	1.54		1.54		1.54		1.54		2.63		37

10.51	(2.39)	2,104	1.55		1.55		1.54		1.54		1.90		78

10.98	(5.14)	2,895	1.54		1.54		1.54		1.54		0.76		31

11.65	5.18	2,797	1.54		1.54		1.54		1.54		0.79		27

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Short Duration Municipal Income Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.62	$0.14	$0.11	$0.25	$(0.14)	$0.00	$(0.14)

03/31/2025	9.63	0.28	(0.01)	0.27	(0.28)	0.00	(0.28)

03/31/2024	9.61	0.25	0.02	0.27	(0.25)	0.00	(0.25)

03/31/2023	9.65	0.18	(0.04)	0.14	(0.18)	0.00	(0.18)

03/31/2022	9.96	0.10	(0.31)	(0.21)	(0.10)	0.00	(0.10)

03/31/2021	9.84	0.11	0.12	0.23	(0.11)	0.00	(0.11)
I-2

04/01/2025 - 09/30/2025+	9.62	0.14	0.11	0.25	(0.14)	0.00	(0.14)

03/31/2025	9.63	0.27	(0.01)	0.26	(0.27)	0.00	(0.27)

03/31/2024	9.61	0.24	0.02	0.26	(0.24)	0.00	(0.24)

03/31/2023	9.65	0.17	(0.04)	0.13	(0.17)	0.00	(0.17)

03/31/2022	9.96	0.09	(0.31)	(0.22)	(0.09)	0.00	(0.09)

03/31/2021	9.84	0.10	0.12	0.22	(0.10)	0.00	(0.10)
Class A

04/01/2025 - 09/30/2025+	9.62	0.12	0.11	0.23	(0.12)	0.00	(0.12)

03/31/2025	9.63	0.24	(0.01)	0.23	(0.24)	0.00	(0.24)

03/31/2024	9.61	0.21	0.02	0.23	(0.21)	0.00	(0.21)

03/31/2023	9.65	0.13	(0.03)	0.10	(0.14)	0.00	(0.14)

03/31/2022	9.96	0.06	(0.31)	(0.25)	(0.06)	0.00	(0.06)

03/31/2021	9.84	0.07	0.12	0.19	(0.07)	0.00	(0.07)

PIMCO High Yield Municipal Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.40	$0.19	$(0.01)	$0.18	$(0.19)	$0.00	$(0.19)

03/31/2025	8.50	0.38	(0.10)	0.28	(0.38)	0.00	(0.38)

03/31/2024	8.29	0.40	0.21	0.61	(0.40)	0.00	(0.40)

03/31/2023	9.07	0.38	(0.77)	(0.39)	(0.38)	(0.01)	(0.39)

03/31/2022	9.67	0.32	(0.53)	(0.21)	(0.31)	(0.08)	(0.39)

03/31/2021	9.03	0.28	0.69	0.97	(0.28)	(0.05)	(0.33)
I-2

04/01/2025 - 09/30/2025+	8.40	0.19	(0.02)	0.17	(0.18)	0.00	(0.18)

03/31/2025	8.50	0.37	(0.10)	0.27	(0.37)	0.00	(0.37)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.37	(0.77)	(0.40)	(0.37)	(0.01)	(0.38)

03/31/2022	9.67	0.31	(0.53)	(0.22)	(0.30)	(0.08)	(0.38)

03/31/2021	9.03	0.27	0.69	0.96	(0.27)	(0.05)	(0.32)
I-3

04/01/2025 - 09/30/2025+	8.40	0.18	(0.01)	0.17	(0.18)	0.00	(0.18)

03/31/2025	8.50	0.37	(0.10)	0.27	(0.37)	0.00	(0.37)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.38	(0.78)	(0.40)	(0.37)	(0.01)	(0.38)

07/30/2021 - 03/31/2022	10.05	0.25	(0.95)	(0.70)	(0.20)	(0.08)	(0.28)
Class A

04/01/2025 - 09/30/2025+	8.40	0.18	(0.02)	0.16	(0.17)	0.00	(0.17)

03/31/2025	8.50	0.36	(0.11)	0.25	(0.35)	0.00	(0.35)

03/31/2024	8.29	0.38	0.20	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.07	0.35	(0.77)	(0.42)	(0.35)	(0.01)	(0.36)

03/31/2022	9.67	0.29	(0.53)	(0.24)	(0.28)	(0.08)	(0.36)

03/31/2021	9.03	0.25	0.69	0.94	(0.25)	(0.05)	(0.30)
Class C

04/01/2025 - 09/30/2025+	8.40	0.15	(0.02)	0.13	(0.14)	0.00	(0.14)

03/31/2025	8.50	0.29	(0.10)	0.19	(0.29)	0.00	(0.29)

03/31/2024	8.29	0.31	0.21	0.52	(0.31)	0.00	(0.31)

03/31/2023	9.07	0.29	(0.77)	(0.48)	(0.29)	(0.01)	(0.30)

03/31/2022	9.67	0.22	(0.54)	(0.32)	(0.20)	(0.08)	(0.28)

03/31/2021	9.03	0.18	0.69	0.87	(0.18)	(0.05)	(0.23)

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.73	2.65%	$159,031	0.33	%*	0.33	%*	0.33	%*	0.33	%*	2.95	%*	20%

9.62	2.83	102,684	0.33		0.33		0.33		0.33		2.90		47

9.63	2.87	83,368	0.33		0.33		0.33		0.33		2.60		23

9.61	1.44	129,990	0.33		0.33		0.33		0.33		1.85		57

9.65	(2.09)	102,037	0.33		0.33		0.33		0.33		0.98		53

9.96	2.39	106,925	0.33		0.33		0.33		0.33		1.13		44

9.73	2.60	24,409	0.43	*	0.43	*	0.43	*	0.43	*	2.85	*	20

9.62	2.73	20,131	0.43		0.43		0.43		0.43		2.81		47

9.63	2.77	19,955	0.43		0.43		0.43		0.43		2.50		23

9.61	1.34	31,976	0.43		0.43		0.43		0.43		1.74		57

9.65	(2.18)	27,684	0.43		0.43		0.43		0.43		0.89		53

9.96	2.28	17,686	0.43		0.43		0.43		0.43		1.03		44

9.73	2.45	18,457	0.73	*	0.73	*	0.73	*	0.73	*	2.55	*	20

9.62	2.42	17,091	0.73		0.73		0.73		0.73		2.51		47

9.63	2.47	19,310	0.73		0.73		0.73		0.73		2.22		23

9.61	1.03	20,070	0.73		0.73		0.73		0.73		1.40		57

9.65	(2.48)	24,755	0.73		0.73		0.73		0.73		0.59		53

9.96	1.98	37,831	0.73		0.73		0.73		0.73		0.73		44

$8.39	2.17%	$2,675,960	0.55	%*	0.55	%*	0.55	%*	0.55	%*	4.62	%*	42%

8.40	3.31	2,517,725	0.55		0.55		0.55		0.55		4.48		21

8.50	7.59	1,916,467	0.56		0.56		0.55		0.55		4.86		34

8.29	(4.22)	1,298,587	0.60		0.60		0.55		0.55		4.51		72

9.07	(2.39)	1,290,792	0.57		0.57		0.55		0.55		3.28		34

9.67	10.90	1,490,516	0.57		0.57		0.55		0.55		2.92		39

8.39	2.12	1,610,780	0.65	*	0.65	*	0.65	*	0.65	*	4.52	*	42

8.40	3.21	1,530,534	0.65		0.65		0.65		0.65		4.39		21

8.50	7.48	1,204,853	0.66		0.66		0.65		0.65		4.76		34

8.29	(4.32)	594,074	0.70		0.70		0.65		0.65		4.38		72

9.07	(2.49)	601,652	0.67		0.67		0.65		0.65		3.20		34

9.67	10.79	610,083	0.67		0.67		0.65		0.65		2.86		39

8.39	2.10	56,048	0.70	*	0.75	*	0.70	*	0.75	*	4.45	*	42

8.40	3.16	74,339	0.70		0.75		0.70		0.75		4.32		21

8.50	7.43	46,414	0.71		0.76		0.70		0.75		4.72		34

8.29	(4.36)	16,569	0.75		0.80		0.70		0.75		4.56		72

9.07	(7.06)	905	0.72	*	0.77	*	0.70	*	0.75	*	3.99	*	34

8.39	2.02	1,364,619	0.85	*	0.85	*	0.85	*	0.85	*	4.32	*	42

8.40	3.00	1,384,873	0.85		0.85		0.85		0.85		4.18		21

8.50	7.27	983,868	0.86		0.86		0.85		0.85		4.56		34

8.29	(4.51)	736,046	0.90		0.90		0.85		0.85		4.17		72

9.07	(2.69)	838,154	0.87		0.87		0.85		0.85		2.99		34

9.67	10.57	912,461	0.87		0.87		0.85		0.85		2.69		39

8.39	1.64	56,065	1.60	*	1.60	*	1.60	*	1.60	*	3.56	*	42

8.40	2.24	60,176	1.60		1.60		1.60		1.60		3.45		21

8.50	6.48	57,503	1.61		1.61		1.60		1.60		3.81		34

8.29	(5.23)	49,975	1.65		1.65		1.60		1.60		3.41		72

9.07	(3.42)	59,579	1.62		1.62		1.60		1.60		2.23		34

9.67	9.75	69,741	1.62		1.62		1.60		1.60		1.97		39

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Municipal Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.30	$0.19	$0.08	$0.27	$(0.19)	$0.00	$(0.19)

03/31/2025	9.47	0.38	(0.18)	0.20	(0.37)	0.00	(0.37)

03/31/2024	9.26	0.37	0.21	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.76	0.31	(0.50)	(0.19)	(0.31)	0.00	(0.31)

03/31/2022	10.38	0.23	(0.63)	(0.40)	(0.22)	0.00	(0.22)

03/31/2021	9.95	0.24	0.43	0.67	(0.24)	0.00	(0.24)
I-2

04/01/2025 - 09/30/2025+	9.30	0.18	0.08	0.26	(0.18)	0.00	(0.18)

03/31/2025	9.47	0.37	(0.18)	0.19	(0.36)	0.00	(0.36)

03/31/2024	9.26	0.36	0.21	0.57	(0.36)	0.00	(0.36)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

03/31/2022	10.38	0.22	(0.63)	(0.41)	(0.21)	0.00	(0.21)

03/31/2021	9.95	0.23	0.43	0.66	(0.23)	0.00	(0.23)
I-3

04/01/2025 - 09/30/2025+	9.30	0.18	0.08	0.26	(0.18)	0.00	(0.18)

03/31/2025	9.47	0.36	(0.17)	0.19	(0.36)	0.00	(0.36)

03/31/2024	9.26	0.37	0.19	0.56	(0.35)	0.00	(0.35)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

07/30/2021 - 03/31/2022	10.64	0.16	(0.90)	(0.74)	(0.14)	0.00	(0.14)
Class A

04/01/2025 - 09/30/2025+	9.30	0.17	0.08	0.25	(0.17)	0.00	(0.17)

03/31/2025	9.47	0.35	(0.18)	0.17	(0.34)	0.00	(0.34)

03/31/2024	9.26	0.34	0.21	0.55	(0.34)	0.00	(0.34)

03/31/2023	9.76	0.28	(0.50)	(0.22)	(0.28)	0.00	(0.28)

03/31/2022	10.38	0.19	(0.62)	(0.43)	(0.19)	0.00	(0.19)

03/31/2021	9.95	0.20	0.44	0.64	(0.21)	0.00	(0.21)
Class C

04/01/2025 - 09/30/2025+	9.30	0.15	0.08	0.23	(0.15)	0.00	(0.15)

03/31/2025	9.47	0.30	(0.17)	0.13	(0.30)	0.00	(0.30)

03/31/2024	9.26	0.29	0.21	0.50	(0.29)	0.00	(0.29)

03/31/2023	9.76	0.24	(0.51)	(0.27)	(0.23)	0.00	(0.23)

03/31/2022	10.38	0.14	(0.62)	(0.48)	(0.14)	0.00	(0.14)

03/31/2021	9.95	0.16	0.43	0.59	(0.16)	0.00	(0.16)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$10.22	$0.19	$0.16	$0.35	$(0.19)	$0.00	$(0.19)

03/31/2025	10.40	0.38	(0.18)	0.20	(0.38)	0.00	(0.38)

03/31/2024	10.27	0.36	0.13	0.49	(0.36)	0.00	(0.36)

03/31/2023	10.36	0.29	(0.11)	0.18	(0.27)	0.00	(0.27)

03/31/2022	11.01	0.21	(0.65)	(0.44)	(0.21)	0.00	(0.21)

03/31/2021	10.61	0.22	0.40	0.62	(0.22)	0.00	(0.22)
I-2

04/01/2025 - 09/30/2025+	10.22	0.18	0.16	0.34	(0.18)	0.00	(0.18)

03/31/2025	10.40	0.36	(0.17)	0.19	(0.37)	0.00	(0.37)

03/31/2024	10.27	0.36	0.12	0.48	(0.35)	0.00	(0.35)

03/31/2023	10.36	0.26	(0.09)	0.17	(0.26)	0.00	(0.26)

03/31/2022	11.01	0.20	(0.65)	(0.45)	(0.20)	0.00	(0.20)

03/31/2021	10.61	0.21	0.40	0.61	(0.21)	0.00	(0.21)
Class A

04/01/2025 - 09/30/2025+	10.22	0.17	0.16	0.33	(0.17)	0.00	(0.17)

03/31/2025	10.40	0.34	(0.18)	0.16	(0.34)	0.00	(0.34)

03/31/2024	10.27	0.33	0.13	0.46	(0.33)	0.00	(0.33)

03/31/2023	10.36	0.24	(0.10)	0.14	(0.23)	0.00	(0.23)

03/31/2022	11.01	0.17	(0.65)	(0.48)	(0.17)	0.00	(0.17)

03/31/2021	10.61	0.18	0.40	0.58	(0.18)	0.00	(0.18)

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.38	2.93%	$1,771,728	0.44	%*	0.44	%*	0.44	%*	0.44	%*	4.07	%*	42%

9.30	2.15	1,416,452	0.44		0.44		0.44		0.44		3.97		25

9.47	6.38	1,095,605	0.44		0.44		0.44		0.44		4.00		59

9.26	(1.88)	659,435	0.47		0.47		0.44		0.44		3.35		85

9.76	(3.93)	736,281	0.45		0.45		0.44		0.44		2.17		41

10.38	6.78	537,075	0.46		0.46		0.44		0.44		2.31		37

9.38	2.88	1,581,028	0.54	*	0.54	*	0.54	*	0.54	*	3.97	*	42

9.30	2.05	1,556,885	0.54		0.54		0.54		0.54		3.86		25

9.47	6.27	833,426	0.54		0.54		0.54		0.54		3.89		59

9.26	(1.98)	695,029	0.57		0.57		0.54		0.54		3.29		85

9.76	(4.02)	516,234	0.55		0.55		0.54		0.54		2.07		41

10.38	6.68	492,831	0.56		0.56		0.54		0.54		2.21		37

9.38	2.85	34,901	0.59	*	0.64	*	0.59	*	0.64	*	3.92	*	42

9.30	2.00	26,800	0.59		0.64		0.59		0.64		3.79		25

9.47	6.22	9,865	0.59		0.64		0.59		0.64		3.94		59

9.26	(2.03)	1,643	0.62		0.67		0.59		0.64		3.37		85

9.76	(7.00)	535	0.60	*	0.65	*	0.59	*	0.64	*	2.47	*	41

9.38	2.77	822,000	0.75	*	0.75	*	0.75	*	0.75	*	3.76	*	42

9.30	1.83	785,436	0.75		0.75		0.75		0.75		3.66		25

9.47	6.05	645,072	0.75		0.75		0.75		0.75		3.67		59

9.26	(2.19)	541,571	0.78		0.78		0.75		0.75		3.04		85

9.76	(4.23)	637,217	0.76		0.76		0.75		0.75		1.84		41

10.38	6.45	913,874	0.77		0.77		0.75		0.75		1.98		37

9.38	2.51	30,522	1.25	*	1.25	*	1.25	*	1.25	*	3.26	*	42

9.30	1.33	31,606	1.25		1.25		1.25		1.25		3.17		25

9.47	5.53	29,913	1.25		1.25		1.25		1.25		3.17		59

9.26	(2.68)	30,867	1.28		1.28		1.25		1.25		2.53		85

9.76	(4.70)	37,528	1.26		1.26		1.25		1.25		1.35		41

10.38	5.92	46,906	1.27		1.27		1.25		1.25		1.52		37

$10.38	3.42%	$750,480	0.45	%*	0.45	%*	0.45	%*	0.45	%*	3.63	%*	23%

10.22	1.90	628,265	0.45		0.45		0.45		0.45		3.63		20

10.40	4.91	441,816	0.45		0.45		0.45		0.45		3.57		47

10.27	1.81	332,824	0.45		0.45		0.45		0.45		2.89		68

10.36	(4.06)	89,322	0.45		0.45		0.45		0.45		1.91		27

11.01	5.89	88,749	0.45		0.45		0.45		0.45		2.03		18

10.38	3.37	258,929	0.55	*	0.55	*	0.55	*	0.55	*	3.53	*	23

10.22	1.80	176,827	0.55		0.55		0.55		0.55		3.51		20

10.40	4.81	99,845	0.55		0.55		0.55		0.55		3.49		47

10.27	1.70	48,769	0.55		0.55		0.55		0.55		2.58		68

10.36	(4.16)	40,567	0.55		0.55		0.55		0.55		1.81		27

11.01	5.78	49,769	0.55		0.55		0.55		0.55		1.92		18

10.38	3.24	134,166	0.80	*	0.80	*	0.80	*	0.80	*	3.28	*	23

10.22	1.55	118,602	0.80		0.80		0.80		0.80		3.28		20

10.40	4.55	92,710	0.80		0.80		0.80		0.80		3.22		47

10.27	1.45	64,286	0.80		0.80		0.80		0.80		2.35		68

10.36	(4.40)	51,778	0.80		0.80		0.80		0.80		1.57		27

11.01	5.52	47,294	0.80		0.80		0.80		0.80		1.68		18

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO National Intermediate Municipal Bond Fund (Cont.)
Class C

04/01/2025 - 09/30/2025+	$10.22	$0.14	$0.16	$0.30	$(0.14)	$0.00	$(0.14)

03/31/2025	10.40	0.29	(0.18)	0.11	(0.29)	0.00	(0.29)

03/31/2024	10.27	0.28	0.13	0.41	(0.28)	0.00	(0.28)

03/31/2023	10.36	0.19	(0.10)	0.09	(0.18)	0.00	(0.18)

03/31/2022	11.01	0.12	(0.65)	(0.53)	(0.12)	0.00	(0.12)

03/31/2021	10.61	0.13	0.40	0.53	(0.13)	0.00	(0.13)

PIMCO New York Municipal Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$10.61	$0.20	$0.05	$0.25	$(0.20)	$0.00	$(0.20)

03/31/2025	10.85	0.39	(0.24)	0.15	(0.39)	0.00	(0.39)

03/31/2024	10.69	0.39	0.16	0.55	(0.39)	0.00	(0.39)

03/31/2023	11.11	0.32	(0.42)	(0.10)	(0.32)	0.00	(0.32)

03/31/2022	11.75	0.23	(0.64)	(0.41)	(0.23)	0.00	(0.23)

03/31/2021	11.41	0.23	0.34	0.57	(0.23)	0.00	(0.23)
I-2

04/01/2025 - 09/30/2025+	10.61	0.19	0.05	0.24	(0.19)	0.00	(0.19)

03/31/2025	10.85	0.38	(0.24)	0.14	(0.38)	0.00	(0.38)

03/31/2024	10.69	0.38	0.16	0.54	(0.38)	0.00	(0.38)

03/31/2023	11.11	0.32	(0.43)	(0.11)	(0.31)	0.00	(0.31)

03/31/2022	11.75	0.22	(0.65)	(0.43)	(0.21)	0.00	(0.21)

03/31/2021	11.41	0.22	0.34	0.56	(0.22)	0.00	(0.22)
I-3

04/01/2025 - 09/30/2025+	10.61	0.19	0.05	0.24	(0.19)	0.00	(0.19)

03/31/2025	10.85	0.37	(0.24)	0.13	(0.37)	0.00	(0.37)

03/31/2024	10.69	0.38	0.15	0.53	(0.37)	0.00	(0.37)

03/31/2023	11.11	0.34	(0.45)	(0.11)	(0.31)	0.00	(0.31)

07/30/2021 - 03/31/2022	12.03	0.16	(0.94)	(0.78)	(0.14)	0.00	(0.14)
Class A

04/01/2025 - 09/30/2025+	10.61	0.18	0.05	0.23	(0.18)	0.00	(0.18)

03/31/2025	10.85	0.35	(0.24)	0.11	(0.35)	0.00	(0.35)

03/31/2024	10.69	0.35	0.16	0.51	(0.35)	0.00	(0.35)

03/31/2023	11.11	0.29	(0.42)	(0.13)	(0.29)	0.00	(0.29)

03/31/2022	11.75	0.19	(0.64)	(0.45)	(0.19)	0.00	(0.19)

03/31/2021	11.41	0.20	0.34	0.54	(0.20)	0.00	(0.20)
Class C

04/01/2025 - 09/30/2025+	10.61	0.14	0.05	0.19	(0.14)	0.00	(0.14)

03/31/2025	10.85	0.27	(0.24)	0.03	(0.27)	0.00	(0.27)

03/31/2024	10.69	0.27	0.16	0.43	(0.27)	0.00	(0.27)

03/31/2023	11.11	0.21	(0.42)	(0.21)	(0.21)	0.00	(0.21)

03/31/2022	11.75	0.10	(0.64)	(0.54)	(0.10)	0.00	(0.10)

03/31/2021	11.41	0.11	0.34	0.45	(0.11)	0.00	(0.11)

PIMCO Short Duration Municipal Income Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.29	$0.14	$0.09	$0.23	$(0.14)	$0.00	$(0.14)

03/31/2025	8.30	0.28	(0.01)	0.27	(0.28)	0.00	(0.28)

03/31/2024	8.27	0.26	0.03	0.29	(0.26)	0.00	(0.26)

03/31/2023	8.33	0.17	(0.06)	0.11	(0.17)	0.00	(0.17)

03/31/2022	8.58	0.09	(0.25)	(0.16)	(0.09)	0.00	(0.09)

03/31/2021	8.41	0.11	0.17	0.28	(0.11)	0.00	(0.11)
I-2

04/01/2025 - 09/30/2025+	8.29	0.13	0.09	0.22	(0.13)	0.00	(0.13)

03/31/2025	8.30	0.27	(0.01)	0.26	(0.27)	0.00	(0.27)

03/31/2024	8.27	0.25	0.03	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.16	(0.06)	0.10	(0.16)	0.00	(0.16)

03/31/2022	8.58	0.08	(0.25)	(0.17)	(0.08)	0.00	(0.08)

03/31/2021	8.41	0.10	0.17	0.27	(0.10)	0.00	(0.10)

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.38	2.99%	$4,642	1.30	% *	1.30	% *	1.30	% *	1.30	% *	2.78	% *	23%

10.22	1.04	4,773	1.30		1.30		1.30		1.30		2.79		20

10.40	4.03	5,009	1.30		1.30		1.30		1.30		2.74		47

10.27	0.94	2,656	1.30		1.30		1.30		1.30		1.87		68

10.36	(4.87)	2,237	1.30		1.30		1.30		1.30		1.06		27

11.01	4.99	2,369	1.30		1.30		1.30		1.30		1.19		18

$10.66	2.36%	$297,555	0.445	%*	0.445	%*	0.445	%*	0.445	%*	3.73	%*	33%

10.61	1.34	290,696	0.445		0.445		0.445		0.445		3.57		14

10.85	5.25	235,716	0.445		0.445		0.445		0.445		3.69		18

10.69	(0.78)	142,333	0.455		0.455		0.445		0.445		3.03		64

11.11	(3.62)	190,751	0.445		0.445		0.445		0.445		1.95		23

11.75	5.08	181,033	0.445		0.445		0.445		0.445		2.01		31

10.66	2.31	162,113	0.545	*	0.545	*	0.545	*	0.545	*	3.63	*	33

10.61	1.24	149,839	0.545		0.545		0.545		0.545		3.47		14

10.85	5.14	108,170	0.545		0.545		0.545		0.545		3.59		18

10.69	(0.88)	69,923	0.555		0.555		0.545		0.545		2.97		64

11.11	(3.71)	72,230	0.545		0.545		0.545		0.545		1.84		23

11.75	4.97	73,929	0.545		0.545		0.545		0.545		1.91		31

10.66	2.29	1,795	0.595	*	0.645	*	0.595	*	0.645	*	3.58	*	33

10.61	1.19	1,554	0.595		0.645		0.595		0.645		3.41		14

10.85	5.09	1,183	0.595		0.645		0.595		0.645		3.54		18

10.69	(0.93)	577	0.605		0.655		0.595		0.645		3.15		64

11.11	(6.54)	117	0.595	*	0.645	*	0.595	*	0.645	*	2.10	*	23

10.66	2.19	425,269	0.775	*	0.775	*	0.775	*	0.775	*	3.40	*	33

10.61	1.01	423,243	0.775		0.775		0.775		0.775		3.23		14

10.85	4.90	303,563	0.775		0.775		0.775		0.775		3.34		18

10.69	(1.11)	254,890	0.785		0.785		0.775		0.775		2.72		64

11.11	(3.94)	321,595	0.775		0.775		0.775		0.775		1.61		23

11.75	4.73	395,441	0.775		0.775		0.775		0.775		1.68		31

10.66	1.81	7,677	1.525	*	1.525	*	1.525	*	1.525	*	2.64	*	33

10.61	0.26	10,132	1.525		1.525		1.525		1.525		2.50		14

10.85	4.12	11,961	1.525		1.525		1.525		1.525		2.58		18

10.69	(1.85)	15,638	1.535		1.535		1.525		1.525		1.98		64

11.11	(4.66)	18,104	1.525		1.525		1.525		1.525		0.86		23

11.75	3.95	22,314	1.525		1.525		1.525		1.525		0.93		31

$8.38	2.77%	$194,158	0.33	%*	0.33	%*	0.33	%*	0.33	%*	3.31	%*	20%

8.29	3.25	178,878	0.33		0.33		0.33		0.33		3.33		41

8.30	3.55	221,663	0.33		0.33		0.33		0.33		3.15		49

8.27	1.35	194,899	0.33		0.33		0.33		0.33		2.01		73

8.33	(1.90)	189,441	0.33		0.33		0.33		0.33		1.02		51

8.58	3.34	175,556	0.33		0.33		0.33		0.33		1.24		37

8.38	2.72	168,865	0.43	*	0.43	*	0.43	*	0.43	*	3.20	*	20

8.29	3.15	114,994	0.43		0.43		0.43		0.43		3.22		41

8.30	3.44	99,771	0.43		0.43		0.43		0.43		3.02		49

8.27	1.24	113,751	0.43		0.43		0.43		0.43		1.91		73

8.33	(2.00)	109,765	0.43		0.43		0.43		0.43		0.92		51

8.58	3.24	87,070	0.43		0.43		0.43		0.43		1.12		37

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Short Duration Municipal Income Fund (Cont.)
I-3

04/01/2025 - 09/30/2025+	$8.29	$0.13	$0.09	$0.22	$(0.13)	$0.00	$(0.13)

03/31/2025	8.30	0.26	(0.01)	0.25	(0.26)	0.00	(0.26)

03/31/2024	8.27	0.26	0.02	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.17	(0.07)	0.10	(0.16)	0.00	(0.16)

07/30/2021 - 03/31/2022	8.61	0.05	(0.28)	(0.23)	(0.05)	0.00	(0.05)
Class A

04/01/2025 - 09/30/2025+	8.29	0.12	0.09	0.21	(0.12)	0.00	(0.12)

03/31/2025	8.30	0.24	(0.01)	0.23	(0.24)	0.00	(0.24)

03/31/2024	8.27	0.22	0.03	0.25	(0.22)	0.00	(0.22)

03/31/2023	8.33	0.13	(0.05)	0.08	(0.14)	0.00	(0.14)

03/31/2022	8.58	0.05	(0.25)	(0.20)	(0.05)	0.00	(0.05)

03/31/2021	8.41	0.07	0.18	0.25	(0.08)	0.00	(0.08)
Class C

04/01/2025 - 09/30/2025+	8.29	0.11	0.09	0.20	(0.11)	0.00	(0.11)

03/31/2025	8.30	0.22	(0.01)	0.21	(0.22)	0.00	(0.22)

03/31/2024	8.27	0.20	0.03	0.23	(0.20)	0.00	(0.20)

03/31/2023	8.33	0.11	(0.06)	0.05	(0.11)	0.00	(0.11)

03/31/2022	8.58	0.03	(0.25)	(0.22)	(0.03)	0.00	(0.03)

03/31/2021	8.41	0.05	0.17	0.22	(0.05)	0.00	(0.05)
Class C-2

04/01/2025 - 09/30/2025+	8.29	0.10	0.09	0.19	(0.10)	0.00	(0.10)

03/31/2025	8.30	0.20	(0.01)	0.19	(0.20)	0.00	(0.20)

03/31/2024	8.27	0.18	0.03	0.21	(0.18)	0.00	(0.18)

03/31/2023	8.33	0.09	(0.05)	0.04	(0.10)	0.00	(0.10)

03/31/2022	8.58	0.01	(0.25)	(0.24)	(0.01)	0.00	(0.01)

10/21/2020 - 03/31/2021	8.55	0.01	0.03	0.04	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.38	2.69%	$13,015	0.48	% *	0.53	% *	0.48	% *	0.53	% *	3.15	% *	20%

8.29	3.10	12,352	0.48		0.53		0.48		0.53		3.17		41

8.30	3.40	9,511	0.48		0.53		0.48		0.53		3.16		49

8.27	1.18	32	0.48		0.53		0.48		0.53		2.11		73

8.33	(2.69)	10	0.48	*	0.53	*	0.48	*	0.53	*	0.85	*	51

8.38	2.56	124,899	0.73	*	0.73	*	0.73	*	0.73	*	2.90	*	20

8.29	2.84	111,551	0.73		0.73		0.73		0.73		2.92		41

8.30	3.14	100,557	0.73		0.73		0.73		0.73		2.72		49

8.27	0.94	140,520	0.73		0.73		0.73		0.73		1.60		73

8.33	(2.29)	191,066	0.73		0.73		0.73		0.73		0.62		51

8.58	2.93	245,184	0.73		0.73		0.73		0.73		0.81		37

8.38	2.41	2,128	1.03	*	1.03	*	1.03	*	1.03	*	2.60	*	20

8.29	2.53	2,299	1.03		1.03		1.03		1.03		2.63		41

8.30	2.83	3,530	1.03		1.03		1.03		1.03		2.43		49

8.27	0.64	4,088	1.03		1.03		1.03		1.03		1.33		73

8.33	(2.59)	4,649	1.03		1.03		1.03		1.03		0.33		51

8.58	2.62	4,756	1.03		1.03		1.03		1.03		0.60		37

8.38	2.31	235	1.23	*	1.23	*	1.23	*	1.23	*	2.40	*	20

8.29	2.33	286	1.23		1.23		1.23		1.23		2.43		41

8.30	2.62	154	1.23		1.23		1.23		1.23		2.23		49

8.27	0.44	114	1.23		1.23		1.23		1.23		1.06		73

8.33	(2.78)	167	1.23		1.23		1.23		1.23		0.13		51

8.58	0.42	35	1.23	*	1.23	*	1.23	*	1.23	*	0.19	*	37

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:

Investments, at value
Investments in securities	$236,203	$427,268	$176,235	$5,465,245
Investments in Affiliates	23,895	15,748	24,352	261,572
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	20	0	0
Cash	2	554	1	1
Deposits with counterparty	0	615	0	0
Receivable for investments sold	0	0	0	26,452
Receivable for Fund shares sold	1,096	980	22	8,169
Interest and/or dividends receivable	2,345	4,482	1,669	66,956
Dividends receivable from Affiliates	75	43	89	1,203
Reimbursement receivable from PIMCO	0	0	0	2
Total Assets	263,616	449,710	202,368	5,829,600

Liabilities:

Payable for investments purchased	$2,928	$856	$0	$42,876
Payable for investments in Affiliates purchased	78	45	92	1,236
Deposits from counterparty	0	0	0	3,048
Payable for Fund shares redeemed	161	507	278	14,130
Distributions payable	163	7	41	1,866
Overdraft due to custodian	0	0	0	0
Accrued investment advisory fees	45	72	28	1,348
Accrued supervisory and administrative fees	51	99	28	1,313
Accrued distribution fees	1	2	0	33
Accrued servicing fees	11	26	4	278
Total Liabilities	3,438	1,614	471	66,128

Commitments and Contingent Liabilities^

Net Assets	$260,178	$448,096	$201,897	$5,763,472

Net Assets Consist of:

Paid in capital	$267,629	$453,873	$207,552	$6,002,310
Distributable earnings (accumulated loss)	(7,451)	(5,777)	(5,655)	(238,838)

Net Assets	$260,178	$448,096	$201,897	$5,763,472

Cost of investments in securities	$232,308	$423,491	$174,834	$5,491,462
Cost of investments in Affiliates	$23,890	$15,745	$24,341	$261,440
Cost or premiums of financial derivative instruments, net	$0	$641	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$4,055,677	$1,066,110	$866,461	$463,474
173,057	80,291	17,131	46,930

191	0	42	0
0	504	0	0
8,476	0	1,866	0
0	0	0	0
10,258	7,439	1,959	656
48,008	11,960	9,952	5,335
518	151	59	149
2	0	0	1
4,296,187	1,166,455	897,470	516,545

$44,583	$16,273	$0	$4,812
541	161	62	154
0	0	0	0
8,027	1,262	2,528	8,076
1,023	82	29	13
30	0	0	0
661	196	158	72
963	235	194	91
12	2	5	1
168	27	85	26
56,008	18,238	3,061	13,245

$4,240,179	$1,148,217	$894,409	$503,300

$4,342,357	$1,138,476	$932,870	$516,330
(102,178)	9,741	(38,461)	(13,030)

$4,240,179	$1,148,217	$894,409	$503,300

$3,972,593	$1,041,640	$864,540	$456,919
$172,976	$80,274	$17,129	$46,918
$6,248	$0	$1,382	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Statements of Assets and Liabilities	(Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:

Institutional Class	$146,302	$192,283	$159,031	$2,675,960
I-2	49,744	123,426	24,409	1,610,780
I-3	N/A	N/A	N/A	56,048
Class A	62,535	129,827	18,457	1,364,619
Class C	1,597	2,560	N/A	56,065
Class C-2	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	15,636	18,075	16,343	319,136
I-2	5,316	11,602	2,509	192,102
I-3	N/A	N/A	N/A	6,684
Class A	6,683	12,204	1,897	162,745
Class C	171	241	N/A	6,686
Class C-2	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.36	$10.64	$9.73	$8.39
I-2	9.36	10.64	9.73	8.39
I-3	N/A	N/A	N/A	8.39
Class A	9.36	10.64	9.73	8.39
Class C	9.36	10.64	N/A	8.39
Class C-2	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$1,771,728	$750,480	$297,555	$194,158
1,581,028	258,929	162,113	168,865
34,901	N/A	1,795	13,015
822,000	134,166	425,269	124,899
30,522	4,642	7,677	2,128
N/A	N/A	N/A	235

188,969	72,320	27,912	23,160
168,631	24,952	15,207	20,143
3,723	N/A	168	1,552
87,673	12,929	39,892	14,898
3,255	448	720	254
N/A	N/A	N/A	28

$9.38	$10.38	$10.66	$8.38
9.38	10.38	10.66	8.38
9.38	N/A	10.66	8.38
9.38	10.38	10.66	8.38
9.38	10.38	10.66	8.38
N/A	N/A	N/A	8.38

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:

Interest	$4,057	$7,875	$2,359	$133,012
Dividends	11	0	12	35
Dividends from Investments in Affiliates	276	310	458	7,848
Total Income	4,344	8,185	2,829	140,895

Expenses:

Investment advisory fees	244	411	155	8,175
Supervisory and administrative fees	278	562	154	8,005
Distribution and/or servicing fees - Class A	63	149	23	1,671
Distribution and/or servicing fees - Class C	10	12	0	281
Distribution and/or servicing fees - Class C-2	N/A	N/A	N/A	N/A
Trustee fees	1	1	1	11
Interest expense	0	5	2	0
Miscellaneous expense	0	0	0	21
Total Expenses	596	1,140	335	18,164
Waiver and/or Reimbursement by PIMCO	0	0	0	(18)
Net Expenses	596	1,140	335	18,146

Net Investment Income (Loss)	3,748	7,045	2,494	122,749

Net Realized Gain (Loss):

Investments in securities	(654)	(727)	22	(63,076)
Investments in Affiliates	(2)	4	0	57
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	(330)

Net Realized Gain (Loss)	(656)	(723)	22	(63,349)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	3,683	5,410	2,208	49,446
Investments in Affiliates	5	0	9	123
Exchange-traded or centrally cleared financial derivative instruments	0	(147)	0	140

Net Change in Unrealized Appreciation (Depreciation)	3,688	5,263	2,217	49,709

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,780	$11,585	$4,733	$109,109

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$87,630	$20,247	$17,924	$7,953
16	0	15	13
3,375	827	316	560
91,021	21,074	18,255	8,526

4,029	1,135	983	421
5,916	1,362	1,210	532
989	157	520	152
117	17	44	6
N/A	N/A	N/A	1
7	2	2	1
68	0	12	2
0	0	0	0
11,126	2,673	2,771	1,115
(8)	0	0	(3)
11,118	2,673	2,771	1,112

79,903	18,401	15,484	7,414

(40,249)	(3,119)	(5,882)	(5)
127	8	18	5
(246)	(6)	0	0

(40,368)	(3,117)	(5,864)	0

78,826	20,954	10,644	5,483
34	10	(11)	9
(1,350)	21	(318)	0

77,510	20,985	10,315	5,492

$117,045	$36,269	$19,935	$12,906

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,748	$6,216	$7,045	$9,132	$2,494	$3,662	$122,749	$219,241
Net realized gain (loss)	(656)	(279)	(723)	(377)	22	(81)	(63,349)	2,676
Net change in unrealized appreciation (depreciation)	3,688	(3,026)	5,263	(5,409)	2,217	(172)	49,709	(76,986)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,780	2,911	11,585	3,346	4,733	3,409	109,109	144,931

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,255)	(4,003)	(3,136)	(3,716)	(1,947)	(2,605)	(55,376)	(101,146)
I-2	(646)	(787)	(1,838)	(2,129)	(315)	(575)	(34,329)	(61,878)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(1,578)	(2,582)
Class A	(816)	(1,332)	(2,015)	(3,195)	(239)	(475)	(28,316)	(49,150)
Class C	(24)	(61)	(32)	(70)	N/A	N/A	(980)	(2,032)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(3,741)	(6,183)	(7,021)	(9,110)	(2,501)	(3,655)	(120,579)	(216,788)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	59,266	9,803	107,852	169,886	59,759	17,519	207,295	1,430,399

Total Increase (Decrease) in Net Assets	62,305	6,531	112,416	164,122	61,991	17,273	195,825	1,358,542

Net Assets:

Beginning of period	197,873	191,342	335,680	171,558	139,906	122,633	5,567,647	4,209,105
End of period	$260,178	$197,873	$448,096	$335,680	$201,897	$139,906	$5,763,472	$5,567,647

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$79,903	$119,841	$18,401	$27,624	$15,484	$26,134	$7,414	$12,985
(40,368)	(1,292)	(3,117)	(1,619)	(5,864)	(896)	0	(212)
77,510	(64,236)	20,985	(13,228)	10,315	(18,866)	5,492	(193)

117,045	54,313	36,269	12,777	19,935	6,372	12,906	12,580

(32,063)	(50,024)	(12,342)	(19,393)	(5,446)	(9,489)	(3,013)	(6,354)
(31,704)	(40,515)	(3,928)	(4,639)	(2,816)	(4,604)	(2,393)	(3,184)
(640)	(689)	N/A	N/A	(30)	(47)	(201)	(359)
(14,847)	(26,391)	(2,065)	(3,409)	(7,076)	(11,691)	(1,771)	(2,996)
(507)	(961)	(64)	(138)	(117)	(281)	(29)	(75)
N/A	N/A	N/A	N/A	N/A	N/A	(3)	(4)

(79,761)	(118,580)	(18,399)	(27,579)	(15,485)	(26,112)	(7,410)	(12,972)

385,716	1,267,565	201,880	303,889	14,495	234,611	77,444	(14,434)

423,000	1,203,298	219,750	289,087	18,945	214,871	82,940	(14,826)

3,817,179	2,613,881	928,467	639,380	875,464	660,593	420,360	435,186
$4,240,179	$3,817,179	$1,148,217	$928,467	$894,409	$875,464	$503,300	$420,360

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.8%

MUNICIPAL BONDS & NOTES 86.4%

ALABAMA 0.9%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$1,500	$1,551

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	800	885

		2,436

ARIZONA 0.3%

Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2041	725	778

CALIFORNIA 75.4%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.300% due 10/01/2047 (c)	2,000	1,166

Alameda County, California Joint Powers Authority Revenue Notes, Series 2023
5.000% due 12/01/2032	1,000	1,169

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,150	695
0.000% due 08/01/2038 (b)	1,755	995
0.000% due 08/01/2039 (b)	1,750	932

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.340% (MUNIPSA) due 04/01/2056 ~	1,200	1,194

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.000% due 04/01/2055	3,400	3,400
3.300% due 04/01/2055	2,500	2,500

Bay Area Toll Authority, California Revenue Bonds, Series 2024
3.300% due 04/01/2059	2,000	2,000

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.250% due 07/01/2043	2,000	1,905

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	2,051

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,800	4,090
5.250% due 01/01/2054	1,000	1,067
5.250% due 11/01/2054	1,750	1,898

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,082
5.000% due 02/01/2055	3,300	3,609

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,000	2,153
5.000% due 01/01/2056	4,365	4,678
5.000% due 03/01/2056	2,000	2,195

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2038	1,000	1,130

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,506

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,493

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	1,110	1,110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	$1,650	$1,669

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2032	1,000	1,077

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2040	2,500	2,656

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	2,000	2,405
5.000% due 12/01/2035	1,000	1,102

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021
3.750% due 03/25/2035	1,888	1,902

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	2,000	2,022

California Housing Finance Agency Revenue Bonds, Series 2021
3.500% due 11/20/2035	3,395	3,317

California Housing Finance Agency Revenue Bonds, Series 2025
3.250% due 06/01/2055	2,000	2,013

California Housing Finance Agency Revenue Notes, Series 2024
2.000% due 12/01/2027	1,900	1,900

California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019
2.350% due 12/01/2035	2,484	2,168

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,745
6.000% due 03/01/2053	2,000	2,041

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2036	1,100	1,182

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	1,250	1,239

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 07/01/2041	1,200	1,236

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	1,800	1,818

California Municipal Finance Authority Revenue Bonds, Series 2009
3.300% due 02/01/2039	2,000	1,997

California Municipal Finance Authority Revenue Bonds, Series 2020
3.800% due 10/01/2045	1,200	1,200

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,000	940
4.000% due 09/01/2040 (e)	1,500	1,342

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,000	1,047

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	500	511

California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	1,993	1,731

California Municipal Finance Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	270	279

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2044	625	635

California Municipal Finance Authority Special Tax Notes, Series 2025
4.625% due 09/01/2035	500	505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	$1,000	$999

California Pollution Control Financing Authority Revenue Bonds, Series 2017
3.850% due 11/01/2042	3,000	3,000

California Pollution Control Financing Authority Revenue Bonds, Series 2019
3.850% due 11/01/2042	1,000	1,000

California Pollution Control Financing Authority Revenue Notes, Series 2019
5.000% due 07/01/2029	855	887

California Public Finance Authority Revenue Bonds, Series 2022
4.000% due 07/15/2038	1,500	1,532

California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	120	120

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,500	1,500

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2034	1,800	1,807

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,000	975

California State University Revenue Bonds, Series 2025
5.000% due 11/01/2042	500	554
5.250% due 11/01/2050	500	544

California Statewide Communities Development Authority Revenue Bonds, (FNMA Insured), Series 2025
4.250% due 09/01/2067	1,750	1,793

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	1,000	1,013
5.000% due 05/15/2032	500	506
5.250% due 12/01/2056	1,100	1,062

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.500% due 12/01/2058	975	973

California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2026	1,000	1,012

California Statewide Communities Development Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	2,100	2,413

California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2044	1,175	1,209

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2040 (b)	3,475	1,825

Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019
0.000% due 06/01/2037 (b)	3,515	2,169

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2035	100	107

Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2032	135	146
5.000% due 09/01/2033	155	168
5.000% due 09/01/2034	100	108

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,000	974

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	1,000	852
3.714% due 06/01/2041	1,000	785
3.850% due 06/01/2050	930	848

Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007
0.000% due 09/01/2032 (b)	1,565	1,281

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Irvine Unified School District, California Special Tax Notes, (BAM Insured),Series 2024
5.000% due 09/01/2033	$500	$583

Irvine, California Special Assessment Bonds, Series 2004
2.600% due 09/02/2029	2,000	2,000

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (b)	1,750	1,061

Long Beach, California Harbor Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,036

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2036	1,000	1,112

Los Angeles County, California Development Authority Revenue Bonds, Series 2025
3.350% due 09/01/2059	900	912

Los Angeles County, California Housing Development Authority, Revenue Bonds, (HUD Insured), Series 2023
3.375% due 01/01/2046	1,000	1,000

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,500	1,588

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	1,000	1,003

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2031	1,500	1,599

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2041	2,000	1,910

Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,015

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 07/01/2046	1,200	1,175

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2038	1,000	1,135

Los Angeles Unified School District, California General Obligation Notes, Series 2022
5.000% due 07/01/2031	1,410	1,630

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2026	1,500	1,531

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2044	1,000	982

Mountain House Community Facilities District, California Special Tax Notes, Series 2025
4.250% due 09/01/2035	400	401

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
4.000% due 09/01/2039	1,000	1,024

Napa Valley Unified School District, California General Obligation Bonds, Series 2025
4.500% due 08/01/2055	1,000	1,000

Northern California Gas Authority, Revenue Bonds, Series 2007
3.770% (TSFR3M) due 07/01/2027 ~	615	615

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2035	500	571

Port of Los Angeles, California Revenue Notes, Series 2024
5.000% due 08/01/2031	1,000	1,116

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
3.100% due 05/15/2045	3,255	3,255

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

River Islands Public Financing Authority, California Special Tax Bonds, (AGM Insured), Series 2022
5.000% due 09/01/2034	$500	$549

River Islands Public Financing Authority, California Special Tax Notes, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	593

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	328
5.000% due 09/01/2044	480	489

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,001

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2049	2,500	2,627

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	2,750	2,963

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2039	1,500	1,603

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,130	1,174

San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,480	2,466

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,661
4.000% due 08/01/2045	1,375	1,341

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2025
5.000% due 10/15/2036 (a)	2,500	2,944

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2041	2,000	2,230

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,097
5.000% due 05/01/2049	1,040	1,046

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024
5.000% due 05/01/2032	1,000	1,107

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2035	1,560	1,742

San Francisco, California City & County Certificates of Participation Bonds, Series 2021
4.000% due 04/01/2034	1,000	1,036

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,250	1,307

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	995

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	3,300	3,790

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	1,800

San Marcos Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2041	700	779

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026 (b)	380	372

Santa Clara Valley Water District, California Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	$1,500	$1,475

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	2,500	2,475

Southwestern Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,845	1,803

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2040	500	548

Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2029	1,000	1,077

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	500	523

University of California Revenue Bonds, Series 2013
3.250% due 05/15/2048	3,000	3,000

Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025
5.000% due 05/01/2033	500	580

		196,198

COLORADO 1.0%

Colorado State Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2049	2,500	2,613

FLORIDA 0.6%

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2019
4.000% due 10/01/2035	1,100	1,097

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2034 (b)	650	460

		1,557

GEORGIA 0.3%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	700	755

MICHIGAN 1.6%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.650% (TSFR3M) due 07/01/2032 ~	1,500	1,488

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	2,500	2,511

		3,999

MULTI-STATE 1.6%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,461	1,235
4.033% due 12/25/2036	1,265	1,269

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
3.541% due 11/25/2038	1,781	1,680

		4,184

NEW HAMPSHIRE 0.6%

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
3.925% due 07/20/2039	1,590	1,527

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 1.0%

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2049	$2,500	$2,600

OHIO 0.5%

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	200	208

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	1,000	1,043

		1,251

PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2037	1,000	1,079

PUERTO RICO 1.8%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	525	505

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	2,000	1,639

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 07/01/2046 (b)	$1,300	$444
5.000% due 07/01/2058	1,250	1,208

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	1,000	978

		4,774

TEXAS 0.4%

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,000	1,093

Total Municipal Bonds & Notes (Cost $221,211)		224,844

U.S. GOVERNMENT AGENCIES 4.2%

Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040	1,966	1,804
3.660% due 01/01/2039	1,949	1,841
3.720% due 01/01/2041	1,968	1,832
3.850% due 02/01/2038 - 07/01/2041	4,547	4,292
4.850% due 08/01/2038	979	1,022

Total U.S. Government Agencies (Cost $10,529)		10,791

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class

4.200% (d)	567,843	$568

Total Short-Term Instruments (Cost $568)		568

Total Investments in Securities (Cost $232,308)		236,203

INVESTMENTS IN AFFILIATES 9.2%

SHORT-TERM INSTRUMENTS 9.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%

PIMCO Short-Term Floating NAV Portfolio III	2,453,513	23,895

Total Short-Term Instruments (Cost $23,890)		23,895

Total Investments in Affiliates (Cost $23,890)		23,895

Total Investments 100.0% (Cost $256,198)		$260,098

Other Assets and Liabilities, net 0.0%		80

Net Assets 100.0%		$260,178

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$1,361	$1,342	0.52%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,436	$0	$2,436
Arizona	0	778	0	778
California	0	196,198	0	196,198
Colorado	0	2,613	0	2,613
Florida	0	1,557	0	1,557
Georgia	0	755	0	755
Michigan	0	3,999	0	3,999
Multi-State	0	4,184	0	4,184
New Hampshire	0	1,527	0	1,527
New York	0	2,600	0	2,600
Ohio	0	1,251	0	1,251
Pennsylvania	0	1,079	0	1,079

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Puerto Rico	$0	$4,774	$0	$4,774
Texas	0	1,093	0	1,093
U.S. Government Agencies	0	10,791	0	10,791
Short-Term Instruments
Mutual Funds	0	568	0	568

	$0	$236,203	$0	$236,203

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,895	$0	$0	$23,895

Total Investments	$23,895	$236,203	$0	$260,098

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Bonnie Brae
7.095% due 06/02/2059 «	$2,800	$2,874

Total Loan Participations and Assignments (Cost $2,800)		2,874

MUNICIPAL BONDS & NOTES 91.0%

ARIZONA 0.4%

Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2042	750	797
5.000% due 07/01/2044	1,100	1,155

		1,952

CALIFORNIA 84.6%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.000% due 10/01/2053 (c)	3,800	993

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.400% due 10/01/2050 (d)	3,000	1,725

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,061

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024
3.150% due 10/01/2054	3,500	3,500

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2047	4,000	4,017

Antelope Valley Union High School, California General Obligation Bonds, Series 2025
5.000% due 08/01/2054	4,000	4,235

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	100
5.000% due 04/01/2056	250	260

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.300% due 04/01/2055	6,000	6,000

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	2,000	1,909

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	2,051

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	600	646
5.250% due 01/01/2054	750	801
5.250% due 11/01/2054	1,500	1,627
5.500% due 10/01/2054	995	1,090

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	5,000	5,407
5.000% due 01/01/2055	4,000	4,238
5.000% due 02/01/2055	5,500	6,015

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	4,000	4,305
5.000% due 01/01/2056	4,120	4,416

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,500	738

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	193

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	$1,000	$856
5.000% due 06/01/2050	1,020	950

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	301

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2039	1,500	1,677
5.000% due 04/01/2041	760	832
5.000% due 10/01/2055	1,500	1,577

California Enterprise Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2049	4,700	4,910

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	200

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,255
4.000% due 10/01/2036	1,000	1,000
4.000% due 11/15/2041	100	96

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	2,500	2,488

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	963

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2033	1,000	1,064

California Health Facilities Financing Authority Revenue Bonds, Series 2023
3.000% due 03/01/2041	2,500	2,500

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 11/15/2044	1,500	1,597

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	4,000	4,459
5.250% due 08/15/2050	2,500	2,702

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024
4.100% due 07/01/2040	1,900	1,857

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.250% due 08/01/2041	2,980	2,945

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	1,750	1,769

California Housing Finance Agency Revenue Bonds, Series 2021
3.500% due 11/20/2035	4,362	4,262

California Housing Finance Agency Revenue Bonds, Series 2025
3.250% due 06/01/2055	4,000	4,026

California Housing Finance Agency Revenue Notes, Series 2024
2.000% due 12/01/2027	3,000	3,000

California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019
2.350% due 12/01/2035	226	197

California Housing Finance Revenue Bonds, Series 2019
4.000% due 03/20/2033	644	657

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,745
6.000% due 03/01/2053	1,500	1,531

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	4,000	364
4.000% due 07/01/2050	1,000	943
4.125% due 01/01/2035	430	411
5.000% due 01/01/2055	480	411

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	$2,500	$2,794
5.125% due 07/01/2054	1,000	916

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
5.000% due 05/15/2042	2,240	2,438

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2035	1,175	1,273

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	300	280

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	2,000	1,982

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 07/01/2041	2,300	2,369

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	1,900	1,919

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	1,751

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	301
5.000% due 12/31/2043	1,000	1,002

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,495	1,405
4.000% due 09/01/2040 (e)	2,610	2,336
4.000% due 09/01/2050 (e)	1,110	917

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	2,000	2,043
6.000% due 01/01/2039	1,000	1,027

California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	3,488	3,030
5.125% due 11/01/2040	1,350	1,383

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	405
5.125% due 09/01/2054	500	503

California Municipal Finance Authority Special Tax Bonds, Series 2025
5.375% due 09/01/2050	920	947
5.375% due 09/01/2055	3,680	3,771

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	127

California Pollution Control Financing Authority Revenue Bonds, Series 2019
3.850% due 11/01/2042	4,000	4,000

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,750	1,798

California Public Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2054	2,000	1,978

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(b)	250	150
5.000% due 06/01/2046	300	277
5.000% due 08/01/2046	1,825	1,747

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,104

California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2064	1,000	955

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,000	1,000

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2034	$2,905	$2,916

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	275	262

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	500	495

California State General Obligation Bonds, Series 2025
5.000% due 03/01/2049	3,800	4,038

California State Public Works Board Revenue Bonds, Series 2025
5.000% due 04/01/2046	3,000	3,187

California State University Revenue Bonds, Series 2025
5.250% due 11/01/2050	6,000	6,529

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	700	721

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	2,250	2,071

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2025
5.000% due 07/01/2050	2,965	3,069

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	2,000	2,193

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2033	1,500	1,516
5.000% due 06/01/2046	100	95
5.000% due 12/01/2046	550	521
5.250% due 12/01/2056	1,000	965

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,107
5.000% due 12/01/2057	100	101
5.500% due 12/01/2058	1,000	998

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,460	1,266

California Statewide Communities Development Authority Revenue Bonds, Series 2024
5.250% due 12/01/2044	2,000	2,138

California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2044	2,000	2,058

California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.500% due 09/02/2045	1,050	1,022
4.750% due 09/02/2040	1,285	1,305

Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2025
5.250% due 08/01/2054	2,100	2,198

Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (c)	265	195

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	1,000	1,065

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,200	1,116

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	1,000	1,026

Citrus Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,000	3,167

Clovis Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2041	600	643

Clovis Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	4,000	4,195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	$435	$392

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,235	1,071

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	529

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	339
3.400% due 10/01/2046	495	385
4.000% due 02/01/2057	500	368

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	1,000	640

Dublin Unified School District, California General Obligation Bonds, Series 2023
4.125% due 08/01/2049	3,965	3,857

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2025
5.000% due 06/01/2045	1,000	1,091

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2027	3,500	3,674

Eastern Municipal Water District, California Revenue Bonds, Series 2018
3.150% due 07/01/2046	2,500	2,500

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,002

Fontana Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2045	1,750	1,895

Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,575	1,465

Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 04/01/2049	2,500	2,586

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	880	810

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	215

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	7,500	799
2.746% due 06/01/2034	1,000	888
3.487% due 06/01/2036	1,625	1,384
3.714% due 06/01/2041	1,500	1,178
3.850% due 06/01/2050	435	397
4.214% due 06/01/2050	200	148

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,000	987

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (c)	500	415

Golden Valley Unified School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,000	3,185

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	250	244

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	350	330
5.000% due 07/01/2061	1,500	1,336

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022
4.500% due 11/01/2052	$750	$758

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	235	226

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,000	906

Irvine Unified School District, California General Obligation Bonds, Series 2018
4.000% due 09/01/2045	250	241

Irvine, California Special Assessment Bonds, Series 2004
2.600% due 09/02/2029	3,500	3,500

Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	101

Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,528

Lawndale Elementary School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2048	1,000	1,011

Lompoc Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	825	893
5.250% due 08/01/2054	1,050	1,132

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	1,500	1,419

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	131

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (c)	1,620	983

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	201

Los Angeles Community College District, California General Obligation Notes, Series 2024
5.000% due 08/01/2032	2,000	2,357

Los Angeles County, California Development Authority Revenue Bonds, Series 2025
3.350% due 09/01/2059	1,700	1,722

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	1,385	1,287

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	250	242

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	750	753

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	690	738

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2048	1,000	940
5.500% due 05/15/2035	2,000	2,229

Los Angeles Department of Airports, California Revenue Bonds, Series 2025
5.000% due 05/15/2036	2,000	2,233
5.000% due 05/15/2050	3,500	3,683

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 07/01/2046	1,800	1,763

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2041	1,000	1,090

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2035	2,500	2,973

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	$1,015	$1,121

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2034	1,500	1,793

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	40	42
7.000% due 11/01/2034	200	243

Marin Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	250	256

Menifee Union School District, California General Obligation Bonds, Series 2023
4.000% due 08/01/2046	1,000	969

Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,233

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2045	1,355	1,325

Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,000	931

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2041	1,000	982

Mount Diablo Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2042	750	825

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,550	2,355

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	196

Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
5.000% due 09/01/2055	2,000	1,990

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
5.000% due 09/01/2034	200	224

Napa Valley Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2032	250	251

Napa Valley Unified School District, California General Obligation Bonds, Series 2025
4.500% due 08/01/2055	2,000	2,001

Norris School District, California General Obligation Bonds, Series 2012
5.200% due 11/01/2040	250	257

Northern California Gas Authority, Revenue Bonds, Series 2007
3.770% (TSFR3M) due 07/01/2027 ~	135	135

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,046
4.000% due 05/15/2051	1,500	1,386

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2047	1,090	1,112

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,000	953

Rancho Cordova, California Special Tax Bonds, Series 2025
5.000% due 09/01/2050 (a)	850	855

Redondo Beach Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	2,250	2,379

Rio Hondo Community College District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2055	2,250	2,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

River Islands Public Financing Authority, California Special Tax Bonds, (AGM Insured), Series 2022
4.250% due 09/01/2047	$1,000	$975

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	1,500	1,492

Riverside County Transportation Commission Sales Tax Revenue Bonds, Series 2017
5.000% due 06/01/2035	215	225

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	730	739

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	250	252

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	500	514

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2040	1,600	1,759
5.000% due 07/01/2041	500	545

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,005

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
3.520% (US0003M + 0.550%) due 06/01/2034 ~	480	469

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	606
4.000% due 09/01/2050	750	644

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2048	1,500	1,574

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	945
5.000% due 07/01/2056	3,100	3,125

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	1,700	1,760

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,500	1,559

San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024
4.200% due 06/01/2040	2,480	2,466

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	1,625	1,585

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (c)	550	397
4.000% due 07/01/2047	400	376

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	1,000	1,055

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,500	2,344
5.000% due 07/01/2041	1,000	1,108

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2042	3,505	3,875

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
1.650% due 05/01/2058	3,000	3,000

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	960	966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2040	$2,000	$2,199

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024
5.000% due 05/01/2034	2,000	2,223

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2035	3,000	3,349

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,000	1,046

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	107

San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025
5.000% due 02/01/2046	3,000	3,090

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	995

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,000	1,032

San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021
4.000% due 09/01/2031	150	154

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	5,100	5,857

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	200

San Marcos Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2038	500	502

San Marcos Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2044	650	704
5.000% due 08/01/2045	885	954

San Mateo County, California Transportation Authority Revenue Bonds, Series 2020
3.150% due 06/01/2049	3,350	3,350

San Rafael City Elementary School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2047	615	590

Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	199

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,910	1,878

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	953

Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	370	387
5.000% due 09/01/2049	525	535

Temple City Unified School District, California General Obligation Bonds, Series 2013
6.170% due 08/01/2036	200	217

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	8,720	1,342

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	4,000	812

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	238

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	$265	$259

University of California Revenue Bonds, Series 2025
5.000% due 05/15/2039	3,100	3,525

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	226

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	1,575	1,508

		379,145

GEORGIA 0.1%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	647

IOWA 0.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	250	272

MULTI-STATE 1.4%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,461	1,235
4.033% due 12/25/2036	973	976
4.553% due 08/25/2040	1,185	1,206

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
3.541% due 11/25/2038	2,770	2,613

		6,030

NEW HAMPSHIRE 0.5%

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
3.925% due 07/20/2039	2,484	2,385

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	$200	$204

PUERTO RICO 2.9%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	868	575
0.000% due 11/01/2051	1,339	905

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	4,250	3,810

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	90	87

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,500	3,244
0.000% due 07/01/2051 (c)	12,000	3,018

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,437

		13,076

TENNESSEE 0.2%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,000	1,076

TEXAS 0.7%

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2041	1,450	1,545

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	930
5.000% due 10/15/2058	600	622

		3,097

Total Municipal Bonds & Notes (Cost $404,650)		407,884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.7%

Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040	$1,966	$1,804
3.660% due 01/01/2039	1,462	1,380
3.720% due 01/01/2041	1,476	1,374
3.750% due 07/01/2042	4,394	4,298
3.850% due 02/01/2038 - 07/01/2041	5,936	5,586
4.850% due 08/01/2038	979	1,022
5.210% due 08/01/2040	691	746

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.955% due 07/15/2040 •	293	300

Total U.S. Government Agencies (Cost $16,041)		16,510

Total Investments in Securities (Cost $423,491)		427,268

	SHARES
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short-Term Floating NAV Portfolio III	1,617,044	15,748

Total Short-Term Instruments (Cost $15,745)		15,748

Total Investments in Affiliates (Cost $15,745)		15,748

Total Investments 98.9% (Cost $439,236)		$443,016

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $641)		20

Other Assets and Liabilities, net 1.1%		5,060

Net Assets 100.0%		$448,096

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$ 2,369	$2,336	0.52%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2050	11/22/2022	899	917	0.21

				$ 3,268	$3,253	0.73%

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$6,400	$641	$(147)	$494	$20	$0

Total Swap Agreements						$641	$(147)	$494	$20	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$20	$20	$0	$0	$0	$0

Cash of $615 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$20	$20

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(147)	$(147)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,874	$2,874
Municipal Bonds & Notes
Arizona	0	1,952	0	1,952
California	0	379,145	0	379,145
Georgia	0	647	0	647
Iowa	0	272	0	272
Multi-State	0	6,030	0	6,030

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
New Hampshire	$0	$2,385	$0	$2,385
New York	0	204	0	204
Puerto Rico	0	13,076	0	13,076
Tennessee	0	1,076	0	1,076
Texas	0	3,097	0	3,097
U.S. Government Agencies	0	16,510	0	16,510

	$0	$424,394	$2,874	$427,268

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,748	$0	$0	$15,748

Total Investments	$15,748	$424,394	$2,874	$443,016

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$20	$0	$20

Total Financial Derivative Instruments	$0	$20	$0	$20

Totals	$15,748	$424,414	$2,874	$443,036

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.3%

MUNICIPAL BONDS & NOTES 81.1%

ALABAMA 0.6%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$600	$664

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	600	642

		1,306

CALIFORNIA 76.2%

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024
3.150% due 10/01/2054	1,500	1,500

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2034 (a)	600	439

Antelope Valley-East Kern Water Agency Financing Authority, California Revenue Bonds, Series 2025
5.000% due 04/01/2055	3,500	3,631

Bay Area Toll Authority, California Revenue Bonds, Series 2001
4.140% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	994

Bay Area Toll Authority, California Revenue Bonds, Series 2018
2.625% due 04/01/2045	680	679

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.300% (MUNIPSA) due 04/01/2056 ~	500	484
3.340% (MUNIPSA) due 04/01/2056 ~	1,000	995

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.300% due 04/01/2055	3,000	3,000

Bay Area Toll Authority, California Revenue Bonds, Series 2024
3.300% due 04/01/2059	4,500	4,500

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,350	2,410
4.000% due 10/01/2052	2,000	2,046

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	700	753
5.250% due 01/01/2054	1,150	1,227
5.500% due 10/01/2054	995	1,090

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,081
5.000% due 01/01/2055	1,000	1,060
5.000% due 02/01/2055	2,700	2,956

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,500	1,608
5.000% due 03/01/2056	1,700	1,866

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	267
5.000% due 06/01/2032	300	318

California Health Facilities Financing Authority Revenue Bonds, Series 1998
2.600% due 09/01/2028	800	800

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	3,500	3,500

California Health Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 03/01/2040	605	631

California Health Facilities Financing Authority Revenue Bonds, Series 2023
3.000% due 03/01/2041	1,500	1,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	$1,700	$1,859

California Health Facilities Financing Authority Revenue Notes, Series 2021
5.000% due 11/01/2031	550	632

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2031	2,000	2,179
5.000% due 08/15/2033	1,500	1,781

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021
3.750% due 03/25/2035	1,888	1,902

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	1,250	1,264

California Housing Finance Agency Revenue Bonds, Series 2021
3.500% due 11/20/2035	2,283	2,231

California Housing Finance Agency Revenue Bonds, Series 2025
3.250% due 06/01/2055	1,500	1,510

California Housing Finance Agency Revenue Notes, Series 2024
2.000% due 12/01/2027	1,320	1,320

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,000	997

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.590% (MUNIPSA) due 12/01/2050 ~	1,000	996

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	1,000	1,118

California Infrastructure & Economic Development Bank Revenue Notes, Series 2018
5.000% due 10/01/2025	2,500	2,500

California Municipal Finance Authority Revenue Bonds, Series 2009
3.300% due 02/01/2039	1,500	1,497

California Municipal Finance Authority Revenue Bonds, Series 2020
3.800% due 10/01/2045	1,175	1,175

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 06/01/2056	1,125	1,195

California Municipal Finance Authority Revenue Bonds, Series 2025
3.375% due 09/01/2050	1,500	1,492
3.536% due 02/20/2041	498	433

California Pollution Control Financing Authority Revenue Bonds, Series 2017
3.850% due 11/01/2042	4,000	4,000

California Pollution Control Financing Authority Revenue Bonds, Series 2023
3.800% due 07/01/2043	4,000	3,997

California Public Finance Authority Revenue Bonds, Series 2022
3.050% due 07/15/2062	2,500	2,500

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	2,500	2,896

California State General Obligation Bonds, Series 2016
5.000% due 09/01/2031	3,000	3,065

California State General Obligation Notes, Series 2020
5.000% due 11/01/2027	1,500	1,584

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	1,820	1,873

California State Public Works Board Revenue Bonds, Series 2015
5.000% due 05/01/2028	1,500	1,503

California State Public Works Board Revenue Notes, Series 2024
5.000% due 09/01/2031	1,000	1,144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, (FNMA Insured), Series 2025
4.250% due 09/01/2067	$1,750	$1,793

California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	1,000	953

California Statewide Communities Development Authority Revenue Bonds, Series 2008
2.600% due 08/15/2047	2,245	2,245

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	1,000	1,097

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	507

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2025
5.000% due 07/01/2028	370	395
5.000% due 07/01/2029	430	471

California Statewide Communities Development Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	1,800	2,068

Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2029	25	27
5.000% due 09/01/2030	50	54
5.000% due 09/01/2031	115	125

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2028	2,000	2,159

East County, California Advanced Water Purification Joint Powers Authority Revenue Notes, Series 2024
5.000% due 09/01/2026	1,000	1,017

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	470	428

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.687% due 06/01/2030	1,500	1,381

Irvine, California Special Assessment Bonds, Series 2004
2.600% due 09/02/2029	1,500	1,500

Long Beach, California Harbor Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,036

Los Angeles Community College District, California General Obligation Notes, Series 2024
5.000% due 08/01/2031	1,500	1,744

Los Angeles County, California Development Authority Revenue Bonds, Series 2025
3.350% due 09/01/2059	500	506

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
5.000% due 12/01/2051	2,630	2,851

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2034	1,000	1,035

Los Angeles Housing Authority, California Revenue Notes, Series 2024
3.250% due 02/01/2029	1,750	1,768

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2035	1,100	1,308

Los Angeles Unified School District, California General Obligation Notes, Series 2022
5.000% due 07/01/2028	1,000	1,080

Los Angeles Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2027	1,000	1,051

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2026	1,000	1,021

Mount Diablo Unified School District, California General Obligation Notes, Series 2025
5.000% due 08/01/2029	1,000	1,110

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
5.000% due 11/01/2029	$1,730	$1,777

Napa Valley Unified School District, California General Obligation Notes, Series 2025
5.000% due 08/01/2026	1,000	1,023

Port of Los Angeles, California Revenue Notes, Series 2024
5.000% due 08/01/2028	1,000	1,062

Rialto Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2024
5.000% due 09/01/2031	250	283

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	965	991

Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2033	1,120	1,165

Sacramento County, California Airport System Revenue Notes, Series 2024
5.000% due 07/01/2032	1,750	2,013

Sacramento County, California Special Tax Notes, Series 2022
5.000% due 09/01/2029	1,000	1,065

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
3.520% (US0003M + 0.550%) due 06/01/2034 ~	955	932

San Diego County, California Regional Airport Authority Revenue Notes, Series 2023
5.000% due 07/01/2033	1,000	1,124

San Diego Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2028	1,000	1,080

San Diego Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2034	1,050	1,260

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
1.650% due 05/01/2058	2,500	2,500

San Francisco, California City & County General Obligation Notes, Series 2024
5.000% due 06/15/2027	1,300	1,366

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	995

San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2030 (a)	2,520	2,252

Santa Clara Valley Water District, California Revenue Bonds, Series 2024
5.000% due 06/01/2039	500	564

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,000	983

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	3,000	2,970

South Placer Wastewater Authority, California Revenue Notes, Series 2020
5.000% due 11/01/2029	250	276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2026	$1,000	$1,014
5.000% due 06/01/2029	500	536

Union Sanitary District Financing Authority, California Revenue Notes, Series 2025
5.000% due 03/15/2030	1,500	1,693

University of California Revenue Bonds, Series 2013
3.250% due 05/15/2048	3,000	3,000

Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025
5.000% due 05/01/2027	650	676

Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004
0.000% due 08/01/2026 (a)	1,000	980

West Contra Costa Unified School District, California General Obligation Notes, Series 2025
5.000% due 08/01/2029	1,500	1,643

		153,931

DISTRICT OF COLUMBIA 0.8%

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	1,500	1,564

GEORGIA 0.3%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	647

MICHIGAN 0.2%

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	500	476

MISSOURI 0.6%

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	1,000	1,112

OHIO 0.6%

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	1,100	1,147

OREGON 0.2%

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2027	300	310

PUERTO RICO 1.6%

Puerto Rico Housing Finance Authority Revenue Notes, (HUD Insured), Series 2023
5.000% due 03/01/2027	1,000	1,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	$2,223	$2,223

		3,231

Total Municipal Bonds & Notes (Cost $162,371)		163,724

	SHARES
SHORT-TERM INSTRUMENTS 6.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class

4.200% (b)	270,406	270

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 6.1%

California School Cash Reserve Program Authority Revenue Notes, Series 2025
5.000% due 06/30/2026	$3,500	3,566

Los Angeles County, California Revenue Notes, Series 2025
5.000% due 06/25/2026	1,500	1,529
5.000% due 06/30/2026	2,000	2,042

Riverside County, California Revenue Notes, Series 2025
5.000% due 06/30/2026	1,500	1,533

San Diego County, California Revenue Notes, Series 2025
5.000% due 06/30/2026	3,500	3,571

Total Municipal Bonds & Notes (Cost $12,193)		12,241

Total Short-Term Instruments (Cost $12,463)		12,511

Total Investments in Securities (Cost $174,834)		176,235

	SHARES
INVESTMENTS IN AFFILIATES 12.1%

SHORT-TERM INSTRUMENTS 12.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%

PIMCO Short-Term Floating NAV Portfolio III	2,500,411	24,352

Total Short-Term Instruments (Cost $24,341)		24,352

Total Investments in Affiliates (Cost $24,341)		24,352

Total Investments 99.4% (Cost $199,175)		$200,587

Other Assets and Liabilities, net 0.6%		1,310

Net Assets 100.0%		$201,897

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a 7-Day Yield.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,306	$0	$1,306
California	0	153,931	0	153,931
District of Columbia	0	1,564	0	1,564
Georgia	0	647	0	647
Michigan	0	476	0	476
Missouri	0	1,112	0	1,112
Ohio	0	1,147	0	1,147
Oregon	0	310	0	310
Puerto Rico	0	3,231	0	3,231

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Mutual Funds	$0	$270	$0	$270
Municipal Bonds & Notes	0	12,241	0	12,241

	$0	$176,235	$0	$176,235

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,352	$0	$0	$24,352

Total Investments	$24,352	$176,235	$0	$200,587

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO High Yield Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%

Bluehouse Commons Apartments
4.120% due 12/01/2042 «(g)	$13,030	$11,546

Bonnie Brae
7.095% due 06/01/2059 «	12,600	12,946
7.095% due 06/02/2059 «	43,300	44,443

City of Salinas
4.020% due 09/01/2033 «(g)	7,142	6,712

Gladieux Metals Recycling LLC
14.107% (TSFR3M + 10.000%) due 10/19/2025 «~(g)	29,441	14,495

Groves Seniors Apartments 2
4.000% due 07/01/2038 «(g)	1,286	1,223
4.170% due 06/01/2041 «(g)	7,971	7,210

Mangini Place Apartments
3.910% due 11/01/2042 «(g)	19,081	16,686

Northlake Senior Apartments
3.990% due 10/01/2041 «(g)	20,311	17,971

Pine Grove Powers Avenue
5.000% due 10/01/2042 «(g)	17,809	17,376

Successor Agency Redevelopment of West Sacramento
4.310% due 09/01/2035 «	8,564	8,219

Valencia Garden
4.020% due 11/01/2041 «(g)	11,995	10,648

Total Loan Participations and Assignments (Cost $170,185)		169,475

CORPORATE BONDS & NOTES 0.7%

BANKING & FINANCE 0.3%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	18,000	13,553

VM Fund I LLC
8.625% due 02/28/2031 «	3,750	3,819

		17,372

INDUSTRIALS 0.4%

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	15,168	12,760

Toll Road Investors Partnership II LP
0.000% due 02/15/2043 (d)	21,987	7,671

Wild Rivers Water Park
8.500% due 11/01/2051	7,500	4,664

		25,095

Total Corporate Bonds & Notes (Cost $48,588)		42,467

MUNICIPAL BONDS & NOTES 87.9%

ALABAMA 3.8%

Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	729

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	6,000	6,018
5.000% due 06/01/2055	21,000	21,497

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	5,785	5,983

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	13,600	15,046

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	22,300	24,334

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	20,150	21,734

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	$3,600	$4,035

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	14,000	15,348

Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,500	1,516

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	21,860	21,053

Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(c)	4,030	1,209
5.000% due 03/01/2029 ^(c)	4,570	1,371

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	12,500	13,559

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	6,015	6,167

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	3,500	3,673

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	26,700	28,165

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	20,500	21,659
5.250% due 11/01/2055	5,000	5,557

		218,653

ALASKA 0.2%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	8,795	9,039

ARIZONA 0.6%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(c)	4,030	123

Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	535

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (e)	7,130	3,889
5.125% due 01/01/2059	19,174	17,018
6.750% due 12/01/2055	3,750	3,812

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	1,874

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2049 ^(c)	3,500	2,800

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	6,000	6,401

		36,452

ARKANSAS 0.9%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	30,310	29,079

Arkansas Development Finance Authority Revenue Bonds, Series 2020
4.750% due 09/01/2049	2,800	2,708

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	17,500	18,990

		50,777

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 6.1%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.350% due 10/01/2048 (e)	$3,000	$1,740

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	340	341

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	8,000	8,204

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.500% due 10/01/2054	4,775	5,231

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	18,800	20,332

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	14,700	15,821

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	22,300	10,967

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	2,900	2,234

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	250	250

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (d)	10,445	1,949
5.000% due 06/01/2049	130	129

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2041	2,750	2,896

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	7,310	8,150
5.250% due 10/01/2050	3,935	4,432

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	15,500	15,669

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	25,919
6.000% due 03/01/2053	33,650	34,345
7.000% due 03/01/2053	9,100	8,896

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	1,255	742
4.125% due 01/01/2035	430	411
5.000% due 01/01/2055	960	823

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	42,665	3,619
4.000% due 05/01/2051	5,000	4,469
5.000% due 01/01/2056	2,200	1,880

California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	946

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	4,500	4,507

California Municipal Finance Authority Revenue Bonds, Series 2020
5.000% due 07/01/2052	1,070	928

California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	181
5.000% due 12/01/2054	1,000	937

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	15,500	15,916

California Municipal Finance Authority Revenue Bonds, Series 2025
5.375% due 01/01/2055	4,000	3,851
5.500% due 01/01/2060	2,850	2,771

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	$3,415	$3,098
5.000% due 12/01/2030	105	112

California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 01/01/2032	1,320	1,386
5.000% due 01/01/2033	1,385	1,448
5.000% due 01/01/2034	1,455	1,513
5.000% due 01/01/2035	750	775

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	999

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(c)	5,883	0

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(c)	750	450
5.000% due 06/01/2046	1,265	1,168
5.000% due 06/01/2046 ^(c)	1,325	795
5.000% due 06/01/2051 ^(c)	1,000	600

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,797
5.250% due 12/01/2056	4,600	4,440

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.500% due 12/01/2058	2,200	2,195

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	7,535	6,532

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	3,760	3,842

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	6,185	5,365

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,545
4.000% due 02/01/2057	1,000	735

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (e)	23,500	15,043
5.000% due 09/01/2037	3,100	3,122

Firebaugh, California Revenue Bonds, Series 2019
4.000% due 08/01/2039	1,210	1,046

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	237,215	25,265
3.714% due 06/01/2041	12,550	9,858
3.850% due 06/01/2050	3,590	3,273
4.214% due 06/01/2050	3,700	2,746

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	3,000	2,961

Grossmont Union High School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2044 (d)	4,295	1,726

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	6,000	5,653
5.000% due 07/01/2061	5,010	4,461

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,840

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (d)	4,500	1,552

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	5,900	5,928

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2050	1,000	859

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (d)	$5,000	$2,767

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	69,995	10,776

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	16,635	3,377

		350,534

COLORADO 3.7%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	8,500	8,325
5.750% due 12/01/2054	14,250	14,080

Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021
5.750% due 12/01/2051	6,000	5,673

Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024
6.750% due 12/15/2054	1,500	1,522

Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	1,300	1,381
5.000% due 11/01/2044	1,300	1,376

Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/15/2054	2,000	2,011

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	4,050	4,050

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025
5.250% due 12/01/2054	12,500	13,231

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	6,300	5,958

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	8,935	8,165
4.000% due 08/01/2049	5,960	5,093
5.000% due 08/01/2044	7,000	7,064

Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2050	5,000	5,023

Colorado Housing and Finance Authority Revenue Notes, Series 2024
6.000% due 06/01/2028	12,300	12,455

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (e)	4,955	4,025

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	3,500	3,598

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	10,515	9,827

Colorado State Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2049	3,865	4,040

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	2,000	1,929

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	41,600	42,264

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	2,700	2,781

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	2,913	2,935

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2050	$2,500	$2,233

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	3,000	2,880

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	1,840	1,926

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	1,000	952

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	4,650	4,361

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	1,750	1,744
6.125% due 12/01/2039	550	569
6.500% due 12/01/2054	1,250	1,286

Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024
5.625% due 12/01/2043	2,929	2,964

Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2051	2,000	1,526

Vail Home Partners Corp. Colorado Revenue Bonds, Series 2025
6.000% due 10/01/2064	6,250	6,330

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
6.000% due 12/01/2050 (e)	11,100	9,455

Village Metropolitan District, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2049	1,200	1,198

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,751	4,734
5.000% due 12/01/2049	6,375	5,876

		214,840

DELAWARE 0.7%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	30,500
7.120% due 10/01/2038	6,075	5,772

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	2,500	2,500

		38,772

DISTRICT OF COLUMBIA 1.4%

District of Columbia General Obligation Bonds, Series 2021
4.000% due 02/01/2046	4,660	4,432

District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2044	11,510	12,254

District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	911

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,389

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.250% due 10/01/2049	10,000	10,398

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2048	27,000	27,987

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2050	8,675	9,199

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 07/15/2055	$9,870	$10,416

		79,986

FLORIDA 6.3%

Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025
6.300% due 07/01/2055	3,250	3,344

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	1,000	1,009

Avenir Community Development District, Florida Special Assessment Bonds, Series 2021
3.200% due 05/01/2041	4,510	3,673

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.375% due 05/01/2043	3,640	3,683
5.625% due 05/01/2054	5,445	5,500

Avenir Community Development District, Florida Special Assessment Notes, Series 2023
4.500% due 05/01/2030	1,845	1,895

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	1,370	1,348
5.250% due 05/01/2055	2,000	1,979

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	1,500	1,528

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	915	898

Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2054	1,000	965

Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021
5.000% due 01/01/2056	5,200	4,350

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052 ^(c)	4,365	53

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	1,500	345
5.000% due 07/01/2043 ^(c)	950	21
5.250% due 07/01/2048 ^(c)	900	20
7.500% due 07/01/2053 ^(c)	1,000	23

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
0.000% due 01/01/2060 (d)	22,070	1,911

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.250% due 06/15/2053	4,250	4,315

Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,250	1,202
5.250% due 07/01/2055	500	478
5.375% due 07/01/2065	4,250	4,076

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,094

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2025
5.875% due 10/01/2045	1,750	1,805
6.125% due 10/01/2055	6,550	6,759

Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2054	1,250	1,258

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	484
5.500% due 05/01/2054	2,500	2,393

Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	4,500	4,648

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	$4,000	$3,768
4.000% due 07/01/2054	12,500	11,706

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	9,800	9,648
5.250% due 07/01/2053	24,600	24,060

Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,300	5,179

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	5,250	5,367

Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.250% due 07/01/2055	19,300	19,192

Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.750% due 11/15/2055	2,165	2,231
6.875% due 11/15/2064	6,335	6,540

Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2057	2,400	2,432

GIR East Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2055	1,750	1,688

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	2,000
6.000% due 05/01/2055	4,000	4,029

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	3,625	3,624

Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	1,000	1,001

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	875	881
6.150% due 05/01/2054	1,000	1,011

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	1,000	1,005
5.750% due 05/01/2055	1,000	1,002

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	3,600	3,735

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2044	1,000	978
5.450% due 05/01/2055	750	726

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	397	5

Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2055	2,500	2,536

Hyde Park Community Development District No 1, Florida Special Assessment Notes, Series 2024
5.250% due 05/01/2034	1,700	1,735

Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 06/15/2055	800	814

Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	400	398
5.700% due 05/01/2055	765	755

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2055	685	671

Lakes of Sarasota Community Development District, Florida Special Assessment Notes, Series 2024
5.250% due 05/01/2034	2,325	2,372

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2055	765	761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025
5.900% due 05/01/2055	$1,000	$1,021
6.000% due 05/01/2056	7,230	7,381

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2044	4,500	4,690
5.250% due 10/01/2049	10,000	10,297

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	530	517
5.650% due 05/01/2054	1,250	1,221
5.750% due 05/01/2044	1,140	1,148
6.050% due 05/01/2054	1,365	1,376

LTC Ranch West Residential Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031	435	444

Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2055	1,000	990

Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2046	13,000	11,815

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019
5.000% due 10/01/2049	4,275	4,286

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2036	7,500	8,200

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	11,600	12,997

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	3,100	3,097

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022
5.000% due 07/01/2051	7,000	7,191

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	6,785	6,213

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	2,075	1,941

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2050	10,000	8,590

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	1,490	1,491

Newfield Community Development District, Florida Special Assessment Bonds, Series 2025
5.900% due 05/01/2056	2,920	2,964

Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	2,535	2,423

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	1,500	1,451
5.550% due 05/01/2054	1,750	1,678

North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	810	822
6.000% due 05/01/2054	1,300	1,320

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	4,915	5,013

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	2,110	2,010

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 08/01/2047	1,240	1,210

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025
4.500% due 10/01/2056	$10,000	$9,421

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2031 (d)	1,330	1,054

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	695	694
5.800% due 05/01/2054	1,850	1,848

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.050% due 05/01/2044	1,000	970
5.375% due 05/01/2055	1,275	1,232

Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	980	927

Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020
5.875% due 01/01/2033 ^(c)	9,040	4,972

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	8,750	7,045

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	7,100

Reflection Bay Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 05/01/2055	1,200	1,212

Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2056	1,000	1,022

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2055	1,500	1,434

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	6,500	5,181

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,710	4,350

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	437
0.000% due 09/01/2045 (d)	1,000	362

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	4,800	4,638

Tradition Community Development District No 9, Florida Special Assessment Bonds, Series 2025
5.400% due 05/01/2045	710	702
5.650% due 05/01/2056	880	871

Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	1,000	1,016

V-Dana Community Development District, Florida Special Assessment Bonds, Series 2025
5.375% due 05/01/2045	900	895
5.550% due 05/01/2055	1,250	1,236

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.550% due 05/01/2044	1,000	952

Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,190	1,204
6.000% due 05/01/2054	1,590	1,612

Westview South Community Development District, Florida Special Assessment Bonds, Series 2025
6.200% due 05/01/2055	3,000	3,091

		365,182

GEORGIA 2.2%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040 ^(c)	1,600	912

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
6.500% due 12/15/2048 (e)	16,100	14,142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024
5.000% due 04/01/2034	$1,950	$1,978

Augusta Development Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2053	6,500	6,649

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	6,000	5,404

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	7,500	8,038

Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 03/01/2047 ^(c)	1,500	750

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2055	2,900	3,172

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	28,900	31,408

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2019
5.000% due 01/01/2049	3,790	3,799

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041	1,150	1,248
5.250% due 01/01/2044	1,100	1,167

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,900	10,886
5.000% due 01/01/2056	10,000	9,994
5.000% due 01/01/2059	7,600	7,583
5.000% due 01/01/2063	3,340	3,332

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	878
5.000% due 01/01/2056	1,100	1,102

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,770

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.250% due 07/01/2064	7,000	7,215

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2042	1,200	1,249
5.000% due 01/01/2043	1,050	1,083

		126,759

GUAM 0.0%

Guam Department of Education Certificates of Participation Bonds, Series 2020
5.000% due 02/01/2040	1,500	1,496

HAWAII 0.3%

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017
4.000% due 03/01/2037	6,520	6,318

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,234
3.500% due 10/01/2049	2,000	1,574

Hawaii Department of Budget & Finance State Revenue Notes, Series 2017
3.100% due 05/01/2026	6,990	6,927

		18,053

IDAHO 0.5%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.250% due 03/01/2053	4,800	4,941

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.650% due 01/01/2054	$4,175	$4,152

Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022
5.000% due 03/01/2052	2,750	2,800

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	17,549	16,470

		28,363

ILLINOIS 4.9%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
4.000% due 12/01/2035	8,360	7,850

Chicago Board of Education, Illinois General Obligation Bonds, Series 2016
7.000% due 12/01/2044	6,250	6,252

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.750% due 12/01/2050	34,300	33,746

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2042	1,470	1,560

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2052	1,000	1,002

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	3,000	2,776
5.000% due 01/01/2048	9,000	9,076

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,026

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,000	1,100
5.000% due 01/01/2037	2,500	2,703
5.000% due 01/01/2038	2,250	2,427
5.250% due 01/01/2040	1,500	1,626
5.250% due 01/01/2042	2,450	2,591
5.250% due 01/01/2043	2,625	2,760

Chicago, Illinois General Obligation Bonds, Series 2023
5.500% due 01/01/2039	8,200	8,400

Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025
5.000% due 01/15/2039	9,590	10,523

Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate Bonds, Series 2020
4.000% due 12/01/2036	680	683

Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018
6.000% due 03/01/2048	7,827	7,602

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	6,500	6,677

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,543

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,426	25
5.125% due 02/15/2045 ^(c)	2,675	28
5.250% due 05/15/2054	5,655	4,191
5.500% due 05/15/2054	11,100	8,563

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2049 ^(c)	4,900	3,393

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	3,375	3,128

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,404
4.000% due 05/01/2040	2,830	2,617

Illinois Finance Authority Revenue Bonds, Series 2022
3.400% due 08/15/2057	5,100	5,100

Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2033	2,785	2,627

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois Sales Tax State Revenue Bonds, Series 2025
5.000% due 06/15/2038	$4,000	$4,394

Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,004

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,018

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	4,052

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	1,996

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2036	2,250	2,403

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2046	17,500	17,797

Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	9,500	8,705
5.000% due 02/01/2036	12,000	13,271
5.000% due 05/01/2039	5,000	5,338
5.250% due 05/01/2044	4,000	4,188

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2041	25,000	26,278
5.000% due 09/01/2042	19,100	19,899

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (d)	5,000	2,990

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	19,500	16,604

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	8,500	7,538

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,175	875

		283,349

INDIANA 1.8%

Evansville, Indiana Revenue Bonds, Series 2017
5.450% due 01/01/2038	7,975	7,436

Goshen, Indiana Revenue Bonds, Series 2021
5.000% due 08/01/2041	4,055	3,403

Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	20,440	20,949

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	27,720	1,386

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,000	992
5.250% due 07/01/2064	1,500	1,507

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057	7,000	7,832

Indiana Finance Authority Revenue Notes, Series 2021
1.400% due 08/01/2029	1,000	915

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	1,600	1,575
6.250% due 07/01/2056	9,660	9,200

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	7,786
6.000% due 03/01/2053	12,985	13,474

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	9,660	9,233

Mishawaka, Indiana Revenue Bonds, Series 2017
5.375% due 01/01/2038	5,590	5,356

Valparaiso, Indiana Revenue Bonds, Series 2021
5.375% due 12/01/2041	5,350	4,741

Valparaiso, Indiana Revenue Bonds, Series 2025
6.250% due 10/01/2050	1,750	1,758

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	5,000	5,335

		102,878

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.5%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	$6,200	$6,139

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,098
5.000% due 12/01/2050	6,680	7,696

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	9,500	8,241

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (d)	26,980	3,985

		29,159

KANSAS 0.2%

Colby, Kansas Revenue Notes, Series 2024
5.500% due 07/01/2026	9,700	9,714

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(c)	3,143	283

Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018
4.500% due 06/01/2040	725	709

		10,706

KENTUCKY 0.3%

Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2044	2,000	2,093

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,889
6.250% due 11/15/2046	1,150	821

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,323
5.125% due 07/01/2055	4,660	3,815

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	5,700	6,179

		18,120

LOUISIANA 0.7%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	6,608

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.250% due 07/01/2050	2,000	2,081

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2042	2,565	2,685

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2039	8,000	8,439
5.250% due 01/01/2044	22,000	23,018

		42,831

MAINE 0.1%

Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	3,000	2,957

MARYLAND 0.3%

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	11,500	11,880

Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	2,000	1,841

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	$3,205	$2,393

		16,114

MASSACHUSETTS 1.8%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,537
4.000% due 05/01/2041	9,305	9,061

Commonwealth of Massachusetts General Obligation Bonds, Series 2020
5.000% due 07/01/2048	15,300	15,759

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 11/01/2052	5,600	5,778

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	5,500	5,775

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	17,000	17,939

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	15,400	15,676

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2048	5,360	5,003

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	10,500	10,588

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,200	1,128
5.000% due 07/01/2060	1,100	1,019

Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2045	2,000	2,022
5.250% due 07/01/2050	2,000	2,006
5.250% due 07/01/2055	8,500	8,428

		103,719

MICHIGAN 1.9%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	32,007	25,217

Detroit, Michigan General Obligation Bonds, Series 2021
5.000% due 04/01/2050	1,600	1,599

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	1,300	1,461

Detroit, Michigan General Obligation Notes, Series 2023
6.844% due 05/01/2028	515	530

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.650% (TSFR3M) due 07/01/2032 ~	3,750	3,720

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	17,410	15,464
4.000% due 02/15/2050	4,540	3,944

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	15,000	4,126
0.000% due 06/01/2065 (d)	55,000	5,436
4.800% due 09/01/2040	235	197
5.000% due 06/01/2040	3,750	3,804
5.000% due 09/01/2050	380	294

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 05/01/2046	1,435	1,076

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Finance Authority Revenue Bonds, Series 2024
4.125% due 02/29/2044	$700	$663
4.375% due 02/28/2054	4,335	4,078
5.250% due 02/28/2043	1,375	1,448

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	100	95

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,000	1,014

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	5,500	6,069

Michigan Strategic Fund Revenue Bonds, Series 2018
5.000% due 12/31/2043	5,000	5,008

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	78,000	10,385
0.000% due 06/01/2058 (d)	145,250	3,591

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2047	2,000	2,119
5.500% due 06/01/2055	4,250	4,546

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2033	1,380	1,533

		107,417

MINNESOTA 0.3%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	5,000	5,032

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	754

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,788
5.000% due 01/01/2037	2,100	2,234

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	4,930	5,540

		15,348

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	463
4.000% due 10/01/2035	300	273

		736

MISSOURI 0.2%

Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	250
5.550% due 10/01/2036	45	44

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2044	2,200	2,015

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016
5.000% due 08/15/2051	1,450	1,208

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	7,000	7,389

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,195	2,124

		13,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONTANA 0.0%

Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	$830	$100

MULTI-STATE 2.2%

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.497% due 06/25/2042	7,400	7,493

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022
2.875% due 07/25/2036 (g)	2,319	2,157
3.125% due 09/25/2036	951	886

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	26,755	26,846
4.140% due 01/25/2040	21,508	21,137
4.553% due 08/25/2040	27,856	28,338

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(g)	20,185	20,552
4.685% due 10/25/2040	19,305	19,831

		127,240

NEBRASKA 0.2%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2021
4.000% due 02/01/2051	8,000	7,305

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2043	3,500	3,724

		11,029

NEVADA 0.2%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,540	3,464

Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037 ^(c)	1,754	0

Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038 ^(c)	3,695	0

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (d)	39,000	5,610

		9,074

NEW HAMPSHIRE 1.4%

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2051	2,250	1,783

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,464	12,840
3.875% due 01/20/2038	7,911	7,349
3.967% due 06/20/2034	9,976	9,658

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.596% due 08/20/2039 (a)	23,999	949

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	21,408	20,513
4.216% due 11/20/2042	24,081	22,866
5.625% due 06/01/2039	5,200	5,230

		81,188

NEW JERSEY 0.9%

Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	815	817

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	20,000	20,478

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	$5,000	$5,049
6.500% due 04/01/2028	2,523	2,602

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FHA Insured), Series 2024
5.250% due 12/20/2065	2,250	2,427

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	1,978

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.500% due 06/15/2050	3,500	4,161

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	10,500

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	940	919

Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021
8.500% due 06/01/2041	6,000	4,118

		53,049

NEW YORK 8.9%

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	8,905	7,576

Build NYC Resource Corp. New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,228
5.750% due 06/01/2062	3,250	3,138

Huntington Local Development Corp. New York Revenue Notes, Series 2021
4.000% due 07/01/2027	1,690	1,662

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	4,700	4,782

New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.650% due 11/01/2049	3,000	3,015

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.750% due 11/01/2052	4,000	3,471

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2025
5.000% due 06/15/2043	14,260	15,343

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	4,911
4.000% due 11/01/2043	4,000	3,820
4.000% due 05/01/2047	6,030	5,602

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	3,971
4.000% due 02/01/2049	4,000	3,708

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	11,000	11,564

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2049	1,000	1,041
5.000% due 05/01/2050	3,000	3,118
5.250% due 05/01/2048	15,000	15,952
5.250% due 02/01/2053	2,000	2,105

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2042	12,000	12,949

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (d)	43,000	9,047
0.000% due 06/01/2055 (d)	133,600	10,724
0.000% due 06/01/2060 (d)	210,000	8,490

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	$15,800	$16,894

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	19,260	19,260
5.150% due 11/15/2034	2,600	2,603
5.375% due 11/15/2040	6,500	6,501

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	7,300	6,827

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,181
5.125% due 11/15/2063	10,000	10,405

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	8,760	7,759

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	10,175	8,974

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	8,730	8,666

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2039	3,500	3,419
4.000% due 03/15/2054	14,250	13,027
5.000% due 03/15/2052	5,615	5,806

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,665	2,467

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	11,600	12,498
5.000% due 03/15/2055	11,800	12,237

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	14,500	14,983

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	33,100	33,746

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	12,000	12,012

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	14,800	15,314

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	6,800	7,014

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	2,280	2,351
5.000% due 01/01/2033	6,750	6,918
5.000% due 01/01/2036	1,500	1,524

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,290	7,640
5.000% due 10/01/2035	6,715	7,018
5.000% due 10/01/2040	3,560	3,599
5.250% due 08/01/2031	5,930	6,157

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	1,250	1,041

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,147
6.000% due 04/01/2035	17,550	19,302

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2043	3,560	3,643
5.250% due 06/30/2044	4,000	4,074
5.500% due 06/30/2060	2,500	2,524

New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2044	2,475	2,681
6.000% due 06/30/2059	17,750	18,809

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2028	$1,000	$1,035

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	2,029

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	842
5.375% due 08/01/2054	340	282

Port Authority of New York & New Jersey Revenue Bonds, Series 1994
6.125% due 06/01/2094	4,000	4,007

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.375% due 11/01/2054	4,000	3,195

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	67,080	5,830

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	8,370	8,152

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2042	2,000	2,140
5.000% due 12/01/2043	1,250	1,326
5.000% due 12/01/2044	2,000	2,109

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,500	3,956

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	819
5.250% due 09/15/2053	2,500	1,966

Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025
6.500% due 11/01/2055 (g)	4,000	4,500

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025
7.500% due 11/01/2055 (g)	11,000	11,776

		513,202

NORTH CAROLINA 0.1%

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	5,635	6,311

North Carolina Medical Care Commission Revenue Bonds, Series 2021
4.000% due 03/01/2051	1,500	1,212

North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	288
4.000% due 03/01/2031	290	292

		8,103

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(c)	7,940	0

OHIO 3.8%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	3,085	3,123

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	279,880	26,250
5.000% due 06/01/2055	112,600	96,247

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2037	6,500	7,029

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2024
4.000% due 12/01/2044	6,355	5,761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	$5,000	$4,550
5.500% due 02/15/2057	1,000	998

Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025
6.625% due 01/01/2045	4,300	4,423

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,183
5.000% due 12/01/2035	1,200	1,208

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	2,080	1,877

Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,369	30
6.250% due 04/01/2049 ^(c)	5,176	65

Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	1,075	1,070

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	33,960	31,121

Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	4,230	4,163

Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.250% due 01/01/2045	7,775	7,867
6.375% due 01/01/2045	2,115	2,158
6.500% due 01/01/2045	3,465	3,508

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,280	1,222

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025
6.500% due 01/01/2045	4,400	4,501

University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.250% due 06/01/2043	3,250	3,491
5.250% due 06/01/2044	3,350	3,583
5.250% due 06/01/2045	2,850	3,036

		218,464

OKLAHOMA 0.6%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	5,000	5,018

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,752
5.500% due 01/01/2053	2,750	2,913

Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	2
6.875% due 11/01/2046 ^(c)	1,081	5
7.000% due 11/01/2051 ^(c)	2,163	9

Tulsa Municipal Airport Trust Trustees, Oklahoma Revenue Bonds, Series 2025
6.250% due 12/01/2035	19,000	21,747

		35,446

OREGON 0.1%

Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	718
4.000% due 05/15/2057	1,000	765

University of Oregon Revenue Bonds, Series 2020
5.000% due 04/01/2050	5,705	5,798

		7,281

PENNSYLVANIA 3.2%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	12,355	12,622

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2025
6.000% due 05/01/2042	$1,800	$1,902

Beaver Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035	7,000	7,315

Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024
7.000% due 06/30/2039	18,807	15,537

Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	1,850	1,936
8.000% due 06/30/2034	3,693	3,648

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,500	7,052

Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,507

Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024
5.375% due 07/01/2039	2,575	2,793

Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,404

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	14,750	13,102

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,255

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	1,007
5.000% due 05/01/2049	750	740

Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020
6.125% due 10/01/2050	4,935	3,506

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	4,300	4,087

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	1,896

Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	21,300	20,274
6.125% due 07/01/2050	4,500	4,240

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	5,000	5,040

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.000% due 04/01/2039	3,000	2,610

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	7,674
6.000% due 06/30/2061	6,000	6,300

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,213
5.250% due 07/01/2049	2,000	1,994

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.450% due 01/01/2051	5,250	5,475

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 12/31/2032	3,070	3,373

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	12,200	12,386

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	6,260	6,811
6.250% due 10/01/2054	3,400	3,733

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2044	$6,000	$6,094

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,000	3,134

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	3,500	3,610

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2043	5,000	5,324

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	751

		186,345

PUERTO RICO 6.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (d)	194,500	7,823

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	43,493	28,814
0.000% due 11/01/2051	79,251	53,593

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	1,500	1,345
4.000% due 07/01/2046	13,434	11,611

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	41,134	40,001

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	6,715	6,464

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,694
6.250% due 07/01/2040 ^(c)	400	271

Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(c)	10	7

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
1.000% (US0003M) due 07/01/2031 ^~(c)	2,500	1,694
5.000% due 07/01/2026 ^(c)	4,525	3,055
5.000% due 07/01/2037 ^(c)	555	376

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.625% due 07/01/2026 ^(c)	35	24
4.750% due 07/01/2026 ^(c)	245	166
4.750% due 07/01/2027 ^(c)	50	34
5.000% due 07/01/2026 ^(c)	930	627
5.250% due 07/01/2026 ^(c)	695	471
5.250% due 07/01/2027 ^(c)	390	264
5.250% due 07/01/2030 ^(c)	1,625	1,101
5.250% due 07/01/2031 ^(c)	30	20
5.250% due 07/01/2040 ^(c)	23,175	15,701
5.400% due 07/01/2028 ^(c)	2,610	1,768
5.750% due 07/01/2036 ^(c)	23,620	16,002

Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042 ^(c)	3,125	2,117

Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2033 ^(c)	4,900	3,320
7.000% due 07/01/2040 ^(c)	20	13
7.000% due 07/01/2043 ^(c)	2,600	1,761

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	70,794	24,175
0.000% due 07/01/2051 (d)	244,313	61,456
4.750% due 07/01/2053	25,325	23,835
5.000% due 07/01/2058	45,177	43,668

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	$16,030	$15,355
4.550% due 07/01/2040	21,414	20,945

		389,571

RHODE ISLAND 0.4%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,071
5.000% due 05/15/2042	1,000	1,024
5.250% due 05/15/2049	3,650	3,695

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (d)	12,580	1,789

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,500
5.000% due 06/01/2050	14,280	14,021

		26,100

SOUTH CAROLINA 0.9%

County of Lancaster, Special Assessment Revenue Bonds, Series 2025
6.200% due 06/01/2055	1,500	1,529

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	7,700	8,408

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.250% due 11/01/2043	4,500	4,841

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	3,500	3,578
5.250% due 12/01/2049	4,500	4,703
5.500% due 12/01/2054	12,525	13,328

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2046	6,750	6,976

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	6,800	6,845

		50,208

TENNESSEE 1.1%

Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	1,772

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	577

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,538
5.000% due 07/01/2056	6,630	6,822

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	10,305	10,579

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,000	2,989

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,447

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	9,805	10,586

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	17,750	19,104

		61,414

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 9.6%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	$7,060	$710
12.000% due 12/01/2045 ^(c)	9,525	1,128

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.250% due 06/15/2059	850	793

Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,606

Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025
5.750% due 06/15/2055	3,500	3,521

Arlington Higher Education Finance Corp. Texas Revenue Bonds,Series 2025
5.875% due 06/15/2065	7,750	7,807

Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 03/01/2043	2,575	2,552

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	5,200	5,239

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
10.000% due 06/01/2042	4,687	1,078

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	7,904	1,818

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	7,000	6,800
6.500% due 07/01/2026	12,750	12,252

Celina, Texas Special Assessment Bonds, (AGC Insured), Series 2025
5.000% due 09/01/2039	750	792
5.000% due 09/01/2045	1,750	1,784

Celina, Texas Special Assessment Bonds, Series 2024
5.125% due 09/01/2044	1,800	1,735
5.375% due 09/01/2053	226	223
5.500% due 09/01/2054	1,000	1,000

Celina, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	300	299
5.625% due 09/01/2055	600	591

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	1,500	1,610
5.000% due 08/15/2041	1,500	1,598

City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025
6.000% due 09/15/2054	1,125	1,150

Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	650	637
5.375% due 09/01/2055	1,047	1,034

Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2050	7,000	7,319

Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	13,000	11,936

Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	540	526
5.500% due 09/15/2055	1,250	1,223

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,432

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	21,180	19,025

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	3,425	3,131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Denton County, Texas Special Assessment Bonds, Series 2025
4.500% due 12/31/2035	$1,000	$1,024
5.000% due 12/31/2035	1,000	1,024
5.375% due 12/31/2045	1,750	1,788
5.875% due 12/31/2045	1,500	1,530
6.125% due 12/31/2055	8,000	8,183

Denton County, Texas Special Assessment Notes, Series 2025
4.250% due 12/31/2030	700	707
4.750% due 12/31/2030	650	656

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	14,210	14,674

Dickinson Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.250% due 02/15/2053	8,075	7,630

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	4,640	4,355

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023
4.250% due 02/15/2053	2,000	1,927

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024
4.250% due 02/15/2053	6,940	6,550

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	14,235	12,700

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.000% due 10/01/2042	5,000	4,701

Harris County, Texas General Obligation Bonds, Series 2024
4.000% due 09/15/2049	5,000	4,693

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2049	6,500	5,975

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	14,500	15,936
5.500% due 07/15/2036	17,850	19,405
5.500% due 07/15/2037	22,500	24,308
5.500% due 07/15/2039	4,000	4,263

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	8,700	9,323

Humble Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2052	5,010	4,644

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.125% due 02/15/2054	6,000	5,536

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	9,000	8,249

Laredo, Texas Waterworks & Sewer Revenue Bonds, Series 2019
4.000% due 03/01/2044	3,480	3,274

Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2055	14,575	15,158

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	6,450	6,702

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,800	1,723

Lower Colorado River Authority, Texas Revenue Bonds, Series 2023
5.250% due 05/15/2048	3,000	3,131

Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/01/2049	5,000	4,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2026	$50	$39
4.000% due 07/01/2031 ^(c)	1,180	920
4.000% due 07/01/2036 ^	2,700	2,437
4.250% due 07/01/2031	670	605
4.250% due 07/01/2036 ^(c)	1,950	1,521
4.750% due 07/01/2051 ^	6,730	5,249
5.000% due 07/01/2031 ^(c)	905	817
5.000% due 07/01/2046 ^	19,400	15,853
5.000% due 07/01/2051 ^	9,370	8,456
5.250% due 07/01/2036 ^(c)	400	200
5.500% due 07/01/2046 ^(c)	2,520	1,260
5.750% due 07/01/2051 ^(c)	1,000	500
7.000% due 07/01/2051 ^(c)	1,450	290

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
5.000% due 01/01/2042	500	500
5.000% due 01/01/2047	1,500	1,444

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
5.000% due 12/01/2054	250	217

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	1,200	1,128
5.000% due 11/01/2060	2,800	2,594

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Notes, Series 2016
4.000% due 07/01/2026	25	19
6.000% due 07/01/2026 ^(c)	80	16

North Fort Bend Water Authority, Texas Revenue Bonds, Series 2019
4.000% due 12/15/2044	7,335	6,759

North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,700	2,864
5.000% due 09/01/2045	5,000	5,287
5.000% due 09/01/2046	4,505	4,744
5.000% due 09/01/2051	10,000	10,434

Northwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	7,225	6,673

Northwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	5,000	5,203

Pilot Point, Texas Special Assessment Bonds, Series 2025
6.375% due 09/15/2055	2,800	2,860
7.125% due 09/15/2055	2,142	2,189

Princeton, Texas Special Assessment Bonds, Series 2024
5.250% due 09/01/2054	750	738

Princeton, Texas Special Assessment Bonds, Series 2025
5.625% due 09/01/2055	700	704

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	100

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	2,100	2,174

San Antonio Water System, Texas Revenue Bonds, Series 2015
4.000% due 05/15/2045	6,845	6,420

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	16,215	17,142

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	6,000	5,850

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,020

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
6.875% due 11/15/2055	2,400	2,143

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	$10,000	$11,211

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, (BAM Insured), Series 2025
5.500% due 09/01/2055	3,000	3,179

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	7,450	7,328

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2044	3,000	3,151

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (d)	5,575	1,893
0.000% due 08/01/2051 (d)	3,450	939

Texas Water Development Board Revenue Bonds, Series 2017
4.000% due 10/15/2047	5,700	5,262

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	10,800	11,031

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	7,029
5.000% due 10/15/2058	4,500	4,668

Texas Water Development Board Revenue Bonds, Series 2024
4.250% due 10/15/2051	10,000	9,456
4.375% due 10/15/2054	12,250	11,786
4.375% due 10/15/2059	13,800	13,215

Texas Water Development Board Revenue Bonds, Series 2025
4.500% due 10/15/2045 (b)	15,830	16,003
4.750% due 10/15/2055 (b)	3,000	3,023

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	6,500	6,056

		553,370

UTAH 0.8%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2045	4,700	5,016

Mida Cormont Public Infrastructure District, Utah General Obligation Bonds, Series 2025
6.250% due 06/01/2055	1,700	1,773
6.750% due 06/01/2055 (e)	4,500	3,744

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.125% due 06/15/2054	5,940	5,728
6.000% due 06/15/2054	7,500	7,626

Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051	5,500	4,890

Salt Lake City, Utah Airport Revenue Bonds, Series 2018
5.000% due 07/01/2048	3,430	3,443

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2051	10,000	10,088

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	3,500	3,142

		45,450

VERMONT 0.0%

Vermont Economic Development Authority Revenue Bonds, Series 2022
4.375% due 06/01/2052	2,000	1,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 1.0%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	$4,025	$3,874

Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022
4.000% due 07/01/2057	13,000	11,879

Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2048	5,000	5,141

Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	164	113
6.050% due 03/01/2044	154	130
6.050% due 03/01/2054 ^(c)	584	263

Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,186

Virginia Beach Development Authority Revenue Bonds, Series 2023
7.000% due 09/01/2059	4,000	4,363

Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053	3,000	3,092

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	10,570
7.500% due 07/01/2052 ^(c)	5,569	3,341

Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,000	2,093
5.500% due 12/01/2054	2,500	2,539

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2044	2,500	2,567
5.000% due 06/15/2045	2,500	2,554
5.250% due 06/15/2055	4,000	4,138

		58,843

WASHINGTON 1.8%

Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2042	7,000	7,561

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2047	3,135	2,929

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035 (b)	18,400	20,669

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	13,685	13,463

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	2,925	2,062
5.000% due 07/01/2053	3,945	2,665

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	12,665	11,776

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.220% due 03/01/2050	14,466	13,918

Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.078% due 11/20/2041	25,381	23,832
6.000% due 07/01/2060	1,000	1,003
7.000% due 07/01/2064	2,200	2,260

		102,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.9%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (d)	$144,415	$13,497

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,471
4.875% due 06/01/2049	9,885	9,020

West Virginia Economic Development Authority Revenue Bonds, Series 2025
4.625% due 04/15/2055	9,000	9,103
5.450% due 01/01/2055	10,120	10,561

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	8,600	9,277

		53,929

WISCONSIN 3.3%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	20,000	15,400
7.000% due 11/01/2046 ^(c)	3,500	1,925
7.000% due 01/01/2050	4,750	4,932

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,194
6.375% due 01/01/2048 ^(c)	8,930	4,019

Public Finance Authority, Wisconsin Revenue Bonds, Series 2019
5.875% due 10/01/2054 ^(c)	5,230	3,235

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	3,480	2,029
0.000% due 01/01/2060 (d)	43,000	3,722
5.000% due 01/01/2055	3,500	2,938
5.250% due 03/01/2055	2,500	2,193

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	9,475	7,758
5.000% due 07/01/2037	500	509
5.000% due 07/01/2039	500	503
5.000% due 07/01/2041	500	491
5.625% due 06/01/2050	5,185	5,187
6.500% due 06/01/2045	1,400	1,254

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,743
5.000% due 10/01/2052	13,120	13,327

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 07/01/2062	1,360	1,024

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039	700	694
5.000% due 12/15/2044	400	376

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2042	750	767
5.250% due 06/01/2045	370	372
5.250% due 06/15/2055	1,000	1,016
5.250% due 11/15/2061	3,000	3,012
5.500% due 06/15/2045	725	716
5.500% due 06/01/2055	600	606
5.500% due 06/15/2055	750	763
5.750% due 06/15/2055	1,000	985
5.750% due 12/31/2065	46,000	47,332

Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,002

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (d)	1,835	1,385
6.125% due 12/15/2029	4,406	4,466

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Notes, Series 2025
5.000% due 06/01/2030	$750	$787
5.000% due 06/01/2035	1,175	1,245

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (d)	25,410	7,465

Wisconsin Health & Educational Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2048	10,000	10,367

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,095	1,917

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,500	3,192

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.500% due 07/01/2043	2,350	2,002

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2041	4,000	3,837

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	8,000	7,926

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.625% due 07/01/2060	4,800	4,964

		187,577

Total Municipal Bonds & Notes (Cost $5,089,910)		5,066,384

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.2%

Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040 - 06/01/2043	$15,042	$13,716
3.700% due 09/01/2038	10,446	9,878
3.720% due 01/01/2041	13,875	12,920
3.790% due 07/01/2040	3,902	3,664
3.800% due 12/01/2038 - 01/01/2040	15,162	14,403
3.850% due 04/01/2039	3,982	3,798
4.000% due 01/01/2039	3,500	3,413
4.100% due 05/01/2038	6,757	6,630
4.250% due 08/01/2038	4,951	4,926
4.400% due 11/01/2040	9,888	9,869
4.500% due 12/01/2040	10,000	10,010
4.600% due 03/01/2041	7,657	7,774
4.900% due 02/01/2040	5,925	6,214
5.210% due 08/01/2040	15,832	17,083
5.360% due 06/01/2039	7,518	8,192

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	8,062	7,040
3.260% due 01/25/2039 ~	24,503	16,430
3.541% due 01/25/2043 ~	12,177	8,188
4.300% due 05/25/2041 ~(g)	5,885	5,750
5.469% due 01/25/2042 ~	12,474	10,258

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.955% due 07/15/2040 •	4,888	5,006

Total U.S. Government Agencies (Cost $181,022)		185,162

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class

4.200% (f)	1,757,184	$1,757

Total Short-Term Instruments (Cost $1,757)		1,757

Total Investments in Securities (Cost $5,491,462)		5,465,245

INVESTMENTS IN AFFILIATES 4.6%

SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short-Term Floating NAV Portfolio III	26,858,150	261,572

Total Short-Term Instruments (Cost $261,440)		261,572

Total Investments in Affiliates (Cost $261,440)		261,572

Total Investments 99.4% (Cost $5,752,902)		$5,726,817

Other Assets and Liabilities, net 0.6%		36,655

Net Assets 100.0%		$5,763,472

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Security becomes interest bearing at a future date.

(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bluehouse Commons Apartments	4.120%	12/01/2042	01/09/2025	$ 11,152	$11,546	0.20%
City of Salinas	4.020	09/01/2033	07/26/2023	6,872	6,712	0.12
Federal Home Loan Mortgage Corp. Multifamily ML Certificates	4.300	05/25/2041	03/06/2025	5,818	5,750	0.10
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	2,059	2,157	0.04
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615	08/25/2041	03/19/2024	20,331	20,552	0.36
Gladieux Metals Recycling LLC	14.107	10/19/2025	08/20/2025 - 09/30/2025	19,476	14,495	0.25
Groves Seniors Apartments 2	4.000	07/01/2038	01/09/2025	1,175	1,223	0.02
Groves Seniors Apartments 2	4.170	06/01/2041	01/09/2025	6,941	7,210	0.13
Mangini Place Apartments	3.910	11/01/2042	01/09/2025	16,107	16,686	0.29
Northlake Senior Apartments	3.990	10/01/2041	01/09/2025	17,309	17,971	0.31
Pine Grove Powers Avenue	5.000	10/01/2042	01/09/2025	16,769	17,376	0.30
Valencia Garden	4.020	11/01/2041	01/09/2025	10,258	10,648	0.18
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025	6.500	11/01/2055	08/25/2025	4,000	4,500	0.08

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500%	11/01/2055	08/25/2025	$11,000	$11,776	0.20%

				$149,267	$148,602	2.58%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(330)	$(330)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$140	$140

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$169,475	$169,475
Corporate Bonds & Notes
Banking & Finance	0	0	17,372	17,372
Industrials	0	25,095	0	25,095
Municipal Bonds & Notes
Alabama	0	218,653	0	218,653
Alaska	0	9,039	0	9,039
Arizona	0	36,452	0	36,452
Arkansas	0	50,777	0	50,777
California	0	350,534	0	350,534
Colorado	0	214,840	0	214,840
Delaware	0	38,772	0	38,772
District of Columbia	0	79,986	0	79,986
Florida	0	365,182	0	365,182
Georgia	0	126,759	0	126,759
Guam	0	1,496	0	1,496
Hawaii	0	18,053	0	18,053
Idaho	0	28,363	0	28,363
Illinois	0	283,349	0	283,349
Indiana	0	102,878	0	102,878
Iowa	0	29,159	0	29,159
Kansas	0	10,706	0	10,706
Kentucky	0	18,120	0	18,120
Louisiana	0	42,831	0	42,831
Maine	0	2,957	0	2,957
Maryland	0	16,114	0	16,114
Massachusetts	0	103,719	0	103,719
Michigan	0	107,417	0	107,417
Minnesota	0	15,348	0	15,348
Mississippi	0	736	0	736
Missouri	0	13,030	0	13,030
Montana	0	100	0	100
Multi-State	0	127,240	0	127,240

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Nebraska	$0	$11,029	$0	$11,029
Nevada	0	9,074	0	9,074
New Hampshire	0	81,188	0	81,188
New Jersey	0	53,049	0	53,049
New York	0	513,202	0	513,202
North Carolina	0	8,103	0	8,103
Ohio	0	218,464	0	218,464
Oklahoma	0	35,446	0	35,446
Oregon	0	7,281	0	7,281
Pennsylvania	0	186,345	0	186,345
Puerto Rico	0	389,571	0	389,571
Rhode Island	0	26,100	0	26,100
South Carolina	0	50,208	0	50,208
Tennessee	0	61,414	0	61,414
Texas	0	553,370	0	553,370
Utah	0	45,450	0	45,450
Vermont	0	1,993	0	1,993
Virginia	0	58,843	0	58,843
Washington	0	102,138	0	102,138
West Virginia	0	53,929	0	53,929
Wisconsin	0	187,577	0	187,577
U.S. Government Agencies	0	185,162	0	185,162
Short-Term Instruments
Mutual Funds	0	1,757	0	1,757

	$0	$5,278,398	$186,847	$5,465,245

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$261,572	$0	$0	$261,572

Total Investments	$261,572	$5,278,398	$186,847	$5,726,817

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$98,439	$75,376	$(673)	$393	$87	$(4,147)	$0	$0	$169,475	$(4,125)
Corporate Bonds & Notes
Banking & Finance	18,237	0	0	4	0	(869)	0	0	17,372	(869)

Totals	$116,676	$75,376	$(673)	$397	$87	$(5,016)	$0	$0	$186,847	$(4,994)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$154,981	Discounted Cash Flow	Discount Rate	4.900-8.090	5.811
	14,494	Recent Transaction	Purchase Price	100.000	—
Corporate Bonds & Notes
Banking & Finance	17,372	Discounted Cash Flow	Discount Rate	7.160-22.288	18.963

Total	$186,847

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Bonnie Brae
7.095% due 06/02/2059 «	$31,400	$32,229

Total Loan Participations and Assignments (Cost $31,400)		32,229

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	4,800	3,614

Total Corporate Bonds & Notes (Cost $4,690)		3,614

MUNICIPAL BONDS & NOTES 91.8%

ALABAMA 4.0%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.000% due 09/15/2033	550	550

Alabama Housing Finances Authority, Revenue Notes, (HUD Insured), Series 2024
5.000% due 11/01/2027	2,750	2,809

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	4,400	4,413

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.240% (MUNIPSA) due 10/01/2052 ~	3,500	3,456

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	9,700	10,731

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	14,000	15,277

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	15,450	16,664

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,000	3,363

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	8,700	9,538

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	14,605	14,066

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	8,200	8,895

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	10,150	10,406

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,000	3,210

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	16,700	17,616
5.000% due 10/01/2055	1,250	1,364

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	12,700	13,418
5.250% due 03/01/2055	26,900	28,773
5.250% due 11/01/2055	3,700	4,112

		168,661

ALASKA 0.2%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	7,575	7,785

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARIZONA 1.1%

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059	$14,675	$13,581

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	14,200	14,501

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	5,000	4,670

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042	2,500	2,359

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,226

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2042	8,000	8,696

		45,033

ARKANSAS 0.2%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	3,200	3,070

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	5,000	5,426

		8,496

CALIFORNIA 6.0%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.350% due 10/01/2048 (e)	5,000	2,900

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	3,000	3,019

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.500% due 07/01/2054	5,500	5,233

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.500% due 10/01/2054	3,480	3,813

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	11,600	12,545

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	10,700	11,516

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	250	250

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	3,500	3,511

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,779

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	6,400	7,135

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	9,600	9,705

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	20,500	20,923

California Housing Finance Revenue Notes, Series 2024
5.870% due 04/01/2029	15,000	15,037

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,469
5.000% due 01/01/2056	1,250	1,068

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.875% due 11/01/2043	$2,000	$2,076

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	2,100	2,121

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	2,000	2,003

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	1,998

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,399

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	1,821

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	3,000	3,000

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	6,800	7,093

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	5,400	4,681

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	2,725	2,364

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2027	5,650	5,931

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	4,000	3,142
3.850% due 06/01/2050	2,815	2,566
4.214% due 06/01/2050	2,320	1,722

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	780	752

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.250% due 06/01/2047	2,000	2,045

Los Angeles Department of Airports, California Revenue Bonds, Series 2019
4.000% due 05/15/2049	4,430	3,985

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2039	5,000	5,422

Los Angeles Department of Airports, California Revenue Bonds, Series 2025
5.000% due 05/15/2037	20,000	22,105

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2030	3,425	3,744
5.000% due 05/15/2035	1,250	1,411

Merced City School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	2,500	2,613
5.000% due 08/01/2054	4,740	4,925

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2046 (d)	5,000	1,816

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	1,050	1,063

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2051	4,500	4,544

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	17,810	18,435

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	3,565	3,343

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco Unified School District, California General Obligation Bonds, Series 2025
5.000% due 06/15/2042	$2,675	$2,880
5.000% due 06/15/2043	1,855	1,985
5.000% due 06/15/2044	1,250	1,331

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2035	5,560	6,124

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2034	7,700	8,596

University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	13,000	13,555

		255,494

COLORADO 2.5%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2045	5,000	4,595

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025
5.250% due 12/01/2050	5,500	5,836

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	3,500	3,722

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,000	11,879
4.000% due 08/01/2044	4,915	4,391

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2040	3,925	4,103
5.250% due 11/01/2039	2,000	2,143

Colorado Housing and Finance Authority Revenue Bonds, Series 2024
6.350% due 06/01/2054	7,500	7,268

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	7,000	7,196

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	5,515	5,301

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	15,500	14,955

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2044	1,250	1,278

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000	1,010
6.000% due 12/01/2055	2,500	2,681

Denver, Colorado City & County Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 10/01/2042	2,000	2,073

Denver, Colorado Pledged Excise Tax City & County Revenue Bonds, Series 2016
4.000% due 08/01/2046	8,435	7,689

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	10,000	10,160

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,352

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	8,383

Regional Transportation District, Colorado Revenue Bonds, Series 2020
4.000% due 07/15/2040	1,300	1,230

		107,245

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.2%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	$3,500	$3,880

Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,886

Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,005

University of Connecticut Revenue Bonds, Series 2023
5.250% due 11/15/2048	1,710	1,834

		9,605

DELAWARE 0.2%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.301% due 12/01/2039	1,008	862
3.401% due 12/01/2039	8,000	6,848
7.120% due 12/01/2039	1,415	1,321
7.650% due 12/01/2039	180	175

		9,206

DISTRICT OF COLUMBIA 2.2%

District of Columbia General Obligation Bonds, Series 2016
4.000% due 06/01/2041	11,665	11,393

District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	5,000	5,443
5.000% due 06/01/2043	9,000	9,636
5.000% due 06/01/2045	10,000	10,610

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2043	8,300	8,370
5.000% due 10/01/2048	4,050	4,075

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039	2,500	2,648
5.250% due 10/01/2041	2,000	2,127
5.250% due 10/01/2045	4,375	4,568
5.250% due 10/01/2046	2,000	2,081

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,684
5.000% due 07/15/2048	5,025	5,209

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	14,900	15,355
5.000% due 07/15/2056	10,250	10,541

		93,740

FLORIDA 3.8%

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
4.500% due 01/01/2035	1,235	1,202

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,250	1,276

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,500	1,547

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	2,000	1,884

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	5,000	4,922
5.250% due 07/01/2053	18,650	18,241

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035	$1,850	$1,862

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	4,275	4,274

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,178
5.000% due 10/01/2036	5,235	5,585

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	2,000	2,075

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	7,000	7,825

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.650% due 11/15/2054	2,600	2,600
3.700% due 11/15/2054	7,950	7,950

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	5,000	5,341

Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018
5.000% due 07/01/2041	7,000	7,102

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2038	1,000	1,095

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	1,265	1,285

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024
5.000% due 10/01/2035	11,000	12,172

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	1,900	1,898

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022
5.000% due 07/01/2051	2,605	2,676

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,289

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	1,300	1,216

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,787

Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049	2,800	2,890

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2041	1,000	1,056
5.000% due 10/01/2053	4,000	4,079

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	1,650	1,572

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 10/01/2049	3,300	2,859

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2034	9,005	10,301

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (d)	1,200	996
0.000% due 10/01/2033 (d)	1,680	1,202

School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022
5.000% due 03/15/2052	5,000	5,182

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	24,700	24,202

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Miami Health Facilities Authority Inc, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2042	$2,040	$1,860

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (d)	750	505
0.000% due 09/01/2036 (d)	800	509
0.000% due 09/01/2038 (d)	1,000	565
0.000% due 09/01/2045 (d)	850	308
4.000% due 07/01/2039	1,200	1,154

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	2,250	2,174

		161,696

GEORGIA 2.2%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,270	1,293

Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, (FNMA Insured), Series 2024
4.370% due 05/01/2044	6,450	6,334

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,072
5.000% due 07/01/2037	500	529

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	1,000	901

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2048	10,000	10,291

DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2025
5.000% due 10/01/2055	7,800	8,109

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,329

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	3,700	4,007
5.000% due 12/01/2054	3,600	3,922
5.000% due 05/01/2055	1,800	1,969

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	17,500	19,019

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	6,000	5,986

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,000	9,987

Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,031

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,770

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2039	1,000	1,073
5.250% due 01/01/2049	5,000	5,204

		91,826

HAWAII 0.0%

Hawaii Airports System State Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,509

IDAHO 0.1%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2040	2,000	2,152

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 6.7%

Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 12/01/2036	$2,000	$1,921

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
6.250% due 12/01/2050	22,500	23,455

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037	3,500	3,733

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047	15,000	14,944

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2053	5,000	5,079

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2048	4,500	4,646
5.250% due 01/01/2041	1,000	1,073
5.250% due 01/01/2042	1,000	1,063
5.250% due 01/01/2048	1,470	1,527

Chicago O’Hare International Airport, Illinois Revenue Notes, Series 2024
5.000% due 01/01/2033	5,405	5,987

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024
5.000% due 12/01/2049	8,000	8,171

Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2035	1,610	1,671

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	1,530	1,589

Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025
5.000% due 01/15/2040	6,000	6,506

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	4,800	4,931

Illinois Finance Authority Revenue Bonds, Series 2014
4.000% due 08/01/2038	3,090	2,974

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,346
5.000% due 02/15/2029	4,500	4,635

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	7,600	7,665

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(c)	2,800	1,939
5.000% due 11/01/2049 ^(c)	2,500	1,731

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	5,000	4,634

Illinois Finance Authority Revenue Bonds, Series 2021
3.650% due 07/15/2055	10,300	10,300
4.000% due 05/01/2045	3,830	3,319

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2039	3,000	3,237
5.000% due 08/15/2040	2,000	2,139
5.000% due 08/15/2041	2,500	2,639
5.000% due 08/15/2043	6,500	7,020

Illinois Finance Authority Revenue Notes, Series 2024
5.000% due 11/15/2034	4,000	4,415

Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2033	1,000	943

Illinois Sales Tax State Revenue Bonds, Series 2025
5.000% due 06/15/2038	12,500	13,730

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2037	3,300	3,240

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	902
5.000% due 10/01/2033	1,610	1,689

Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,366
4.000% due 10/01/2035	8,000	7,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	$10,450	$10,765

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2035	6,000	6,674
5.000% due 05/01/2036	12,850	14,136
5.000% due 05/01/2037	2,900	3,156
5.000% due 02/01/2039	5,000	5,355
5.250% due 05/01/2042	12,000	12,727

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	14,800	15,419

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	4,280	4,282

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,340	2,415

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (d)	4,500	2,691

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	15,480	13,181

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,286

Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2039	3,200	3,522
5.000% due 06/01/2040	3,885	4,227

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	4,350	3,858
5.000% due 01/01/2037	1,150	1,183

Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020
5.000% due 01/01/2030	2,250	2,448

		284,460

INDIANA 1.7%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
6.028% due 07/01/2060	8,150	7,987

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	2,136

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,385	4,292
4.250% due 11/01/2030	15,835	16,229

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	5,595	280

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036	2,200	2,479

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2049	1,500	1,503

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063	6,500	7,245

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022
5.250% due 01/01/2048	2,150	2,238

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,299
6.000% due 03/01/2053	5,000	5,188

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,036

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,036

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	3,980	4,166

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	10,500	11,203

		71,317

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	$7,000	$7,610
5.000% due 12/01/2050	1,700	1,958

		9,568

KENTUCKY 0.9%

Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2049	5,000	5,187

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	8,350	9,212

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2050	1,670	1,367

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,600	3,903

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	3,200	3,433

Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,009

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025
5.000% due 05/15/2050	4,610	4,838

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	7,000	7,076

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2054	2,000	2,059

		38,084

LOUISIANA 0.9%

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	9,100	9,861

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2041	1,500	1,585

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.250% due 01/01/2041	7,500	8,000
5.250% due 01/01/2042	17,180	18,170

		37,616

MAINE 0.2%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,528
4.000% due 12/01/2034	1,580	1,548
4.000% due 12/01/2035	1,395	1,349
4.000% due 12/01/2036	1,460	1,393
4.250% due 12/01/2037	1,440	1,406

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2032	1,670	1,794

		9,018

MARYLAND 0.5%

Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021
4.000% due 08/01/2051	4,580	4,010

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	8,000	8,264

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	2,000	2,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2044	$3,500	$3,657
5.000% due 07/01/2045	2,545	2,648

		20,686

MASSACHUSETTS 2.1%

Commonwealth of Massachusetts General Obligation Bonds, Series 2017
4.000% due 02/01/2041	3,435	3,346

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000	1,976

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,157
5.000% due 11/01/2052	4,200	4,333

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 04/01/2046	2,010	2,134
5.000% due 04/01/2047	8,000	8,472
5.000% due 08/01/2048	12,900	13,613

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022
5.000% due 06/01/2050	15,000	15,424

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	11,600	11,808

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,412

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.490% (MUNIPSA) due 07/01/2049 ~	1,000	1,000

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	4,000	3,647

Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2055	4,000	3,962
5.500% due 07/01/2045	2,250	2,323

Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,465

University of Massachusetts Building Authority Revenue Bonds, Series 2017
5.000% due 11/01/2036	6,300	6,515

		87,587

MICHIGAN 1.8%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	12,628	9,949

Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2033	800	896

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.650% (TSFR3M) due 07/01/2032 ~	3,750	3,720

Ferris State University, Michigan Revenue Bonds, Series 2016
5.000% due 10/01/2041	1,420	1,437

Grand Rapids, Michigan General Obligation Bonds, Series 2025
5.000% due 04/01/2050	3,435	3,578

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	8,125	7,059

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (d)	26,500	2,619
5.000% due 06/01/2040	2,500	2,536

Michigan State Building Authority Revenue Bonds, Series 2022
5.000% due 10/15/2047	3,500	3,628

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Building Authority Revenue Bonds, Series 2023
4.000% due 10/15/2047	$2,185	$1,977

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	17,150	18,937

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	3,400	3,751

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2046	5,320	4,933

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035	1,625	1,814
5.250% due 12/01/2036	1,710	1,892

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,368
5.000% due 12/01/2032	1,405	1,560

Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.250% due 11/15/2049	1,000	1,057
5.250% due 11/15/2054	3,750	3,937

		76,648

MINNESOTA 1.0%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	4,600	4,630

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	4,000	4,315
5.000% due 07/01/2032	3,000	3,346

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2049	5,060	5,070

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2035	1,350	1,457

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022
5.000% due 01/01/2032	1,075	1,188

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,060	3,439
6.500% due 01/01/2055	9,875	11,172

Rochester, Minnesota Revenue Bonds, Series 2022
4.000% due 11/15/2039	5,440	5,487

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	3,700	3,743

		43,847

MISSISSIPPI 0.1%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2041	1,000	1,056
5.000% due 03/01/2042	1,000	1,051
5.000% due 03/01/2043	1,000	1,045
5.000% due 03/01/2044	1,000	1,040
5.000% due 03/01/2045	1,000	1,038

		5,230

MISSOURI 0.8%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	5,500	5,114

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,489
4.000% due 02/15/2049	1,000	878

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025
5.000% due 11/15/2041 (b)	800	849

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 11/15/2042 (b)	$700	$736
5.000% due 11/15/2043 (b)	820	856
5.000% due 11/15/2044 (b)	2,850	2,959

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2032	4,630	4,865
5.000% due 03/01/2054	7,000	6,913

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	3,000	3,166

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	3,500	3,934

		32,759

MULTI-STATE 2.7%

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024
4.375% due 04/01/2043	3,000	2,971

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.497% due 06/25/2042	5,300	5,367

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.869% due 01/25/2043	19,857	20,561

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022
2.875% due 07/25/2036 (g)	1,855	1,726

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	18,485	18,548
4.140% due 01/25/2040	9,776	9,608
4.553% due 08/25/2040	19,065	19,394

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(g)	17,997	18,325
4.685% due 10/25/2040	11,979	12,305
4.700% due 04/25/2042 ~	6,278	6,366

		115,171

NEBRASKA 0.1%

Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020
4.000% due 11/15/2050	1,000	880

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	2,250	2,302

		3,182

NEVADA 0.1%

Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022
4.000% due 06/01/2047	2,000	1,864

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	920

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,532

		5,316

NEW HAMPSHIRE 2.0%

New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024
4.150% due 10/20/2040	9,765	9,541

New Hampshire Business Finance Authority Revenue Bonds, Series 2022
4.375% due 09/20/2036	2,871	2,840

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,836	3,662
3.875% due 01/20/2038	9,743	9,051

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.596% due 08/20/2039 (a)	$14,776	$584

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	18,520	17,856
4.216% due 11/20/2042	18,085	17,173

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2036	3,255	3,646
5.000% due 08/01/2037	2,500	2,771
5.250% due 08/01/2055	5,000	5,194

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	9,880	11,192

		83,510

NEW JERSEY 0.8%

Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,021

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	300	302

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2041	1,000	956

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	4,600	5,215

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2032 (d)	4,550	3,614

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	1,985
4.000% due 06/15/2050	1,000	896

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021
4.000% due 06/15/2035	3,250	3,319

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2038	5,000	5,431

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018
5.000% due 12/15/2028	2,155	2,319

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019
5.000% due 12/15/2028	1,100	1,184

New Jersey Turnpike Authority Revenue Bonds, Series 2025
5.000% due 01/01/2043	3,000	3,226

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,463
5.000% due 06/01/2046	2,000	1,955

		35,886

NEW MEXICO 0.3%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	8,000	7,576

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	4,350	4,424

		12,000

NEW YORK 14.4%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	3,990

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	3,205	2,727

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
5.000% due 09/01/2037	$1,475	$1,566

Build NYC Resource Corp. New York Revenue Notes, Series 2024
5.000% due 09/01/2034	1,550	1,682

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	3,700	3,851

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	3,600	3,663

New York City, New York General Obligation Bonds, Series 2012
3.900% due 04/01/2042	5,000	5,000

New York City, New York General Obligation Bonds, Series 2015
3.850% due 06/01/2044	40	40

New York City, New York General Obligation Bonds, Series 2018
3.850% due 12/01/2047	15,000	15,000

New York City, New York General Obligation Bonds, Series 2021
4.000% due 08/01/2041	4,000	3,912

New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.750% due 11/01/2054	3,700	3,751

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	3,500	3,098

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	2,425	2,436

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
3.700% due 06/15/2044	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.450% due 06/15/2044	11,800	11,800
5.250% due 06/15/2052	1,250	1,310

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	5,425	5,748

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.250% due 06/15/2054	3,500	3,715

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021
4.000% due 07/15/2036	5,000	5,092

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.520% due 02/01/2044	10,000	10,000
3.850% due 11/01/2042	12,040	12,040

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
3.700% due 08/01/2045	13,900	13,900

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000	7,954

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	8,250	7,761

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
4.000% due 02/01/2051	2,435	2,257
5.000% due 02/01/2040	5,000	5,322

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 05/01/2053	11,900	12,245

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	$2,400	$2,642
5.250% due 05/01/2048	4,000	4,220
5.250% due 05/01/2050	2,000	2,103

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	6,800	6,519
5.000% due 05/01/2043	5,185	5,525
5.000% due 05/01/2044	3,220	3,408
5.000% due 05/01/2046	7,125	7,465
5.000% due 05/01/2047	5,000	5,214

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	15,000	17,082
5.000% due 11/01/2041	5,405	5,898
5.000% due 11/01/2042	3,000	3,237

New York City,New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.585% due 03/01/2026 ~	2,000	1,999

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	11,400	12,190

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	16,500	16,500
5.375% due 11/15/2040	8,005	8,006

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2048	7,500	7,811

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	6,600	6,191

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,895	2,940

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,031
4.000% due 02/15/2047	9,085	8,511
5.000% due 02/15/2048	3,300	3,364
5.000% due 07/01/2050	3,500	3,574

New York State Dormitory Authority Revenue Bonds, Series 2021
5.000% due 07/01/2051	1,440	1,470

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	2,003
4.000% due 05/01/2041	5,350	5,066

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	3,750	3,711
5.000% due 03/15/2055	20,950	21,616

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2043	3,190	3,296
5.000% due 07/01/2044	3,595	3,685
5.000% due 07/01/2045	3,000	3,062
5.250% due 07/01/2054	3,000	3,173

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	3,700	4,183

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (g)	2,600	2,437

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	5,000	5,128

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	8,400	9,050
5.000% due 03/15/2055	8,600	8,919
5.000% due 03/15/2059	30,090	31,107

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2047	6,100	5,667
5.000% due 03/15/2039	2,875	2,970

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	$7,300	$7,332
5.000% due 03/15/2044	2,500	2,577

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2043	10,000	10,579

New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	4,000	4,166

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	26,400	26,915

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2043	2,250	2,330

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	26,410	27,328

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	5,135	5,297

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,900	5,849

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	800	825

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	3,000	3,033

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	8,000	8,658

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	12,300	13,528

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.500% due 06/30/2060	2,000	2,020

New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2042	1,875	2,054
6.000% due 06/30/2059	16,500	17,484

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	8,495	8,618

Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,190	1,173

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
4.500% due 12/01/2050	11,000	10,964
5.250% due 12/01/2044	1,325	1,449
5.250% due 12/01/2045	1,150	1,253

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,369
5.000% due 12/01/2038	1,400	1,489

Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2042	2,500	2,725
5.000% due 01/15/2043	2,775	2,994
5.000% due 01/15/2050	7,000	7,328

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	3,020	2,924

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750	3,917

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	1,500	1,568

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,550	1,696

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 12/01/2041	$1,250	$1,353
5.000% due 12/01/2050	5,000	5,174

		609,802

NORTH CAROLINA 1.1%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
3.700% due 01/15/2037	10,000	10,000

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	3,625	3,684

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,560	3,987
6.250% due 07/01/2055	6,485	7,172

North Carolina State Revenue Bonds, Series 2021
4.000% due 03/01/2035	12,230	12,595

North Carolina State Revenue Bonds, Series 2025
5.000% due 03/01/2038	3,000	3,361
5.000% due 03/01/2039	3,500	3,884
5.000% due 03/01/2040	2,980	3,264

		47,947

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2053	2,250	2,281

OHIO 4.1%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2040	16,500	17,842
5.000% due 11/01/2041	6,250	6,687

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	63,000	5,909
4.000% due 06/01/2048	13,560	11,407
5.000% due 06/01/2036	2,000	2,084
5.000% due 06/01/2055	41,595	35,554

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2038	4,400	4,711
5.000% due 01/01/2039	9,000	9,543
5.500% due 01/01/2055	4,500	4,718

Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.820% due 11/01/2043	3,000	3,125

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	3,300	3,003

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	7,500	6,767

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	5,500	5,025

Montgomery County, Ohio Revenue Bonds, Series 2019
3.850% due 11/15/2045	15,735	15,735

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	4,715	4,495

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	14,275	13,082

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	17,995	19,869

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.150% due 09/01/2040	2,700	2,700

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	979

		173,235

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.4%

Oklahama Water Resources Board Revenue Bonds, Series 2025
5.250% due 04/01/2050	$3,400	$3,639

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,605	2,614

Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2036	1,750	1,681

Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	743
5.000% due 08/01/2029	755	793

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	6,300	6,673

		16,143

OREGON 0.2%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,351

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	960

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2036 (d)	1,500	978

Port of Portland, Oregon Airport Revenue Bonds, Series 2022
4.000% due 07/01/2047	4,290	3,863

		7,152

PENNSYLVANIA 3.5%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049	2,500	2,309
5.000% due 12/01/2043	1,000	1,059

Beaver Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035	6,000	6,270

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	435	472

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	11,200	11,003

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	11,205	11,295

Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019
4.000% due 07/01/2049	2,500	2,226

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.990% (MUNIPSA) due 08/15/2038 ~(g)	3,045	3,005

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 12/01/2039	2,250	2,080

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.850% due 04/01/2049	12,600	12,599

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,363
5.250% due 06/30/2053	500	503
5.500% due 06/30/2037	1,850	1,996
5.500% due 06/30/2038	2,000	2,133
5.500% due 06/30/2039	5,500	5,792
6.000% due 06/30/2061	7,000	7,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	$13,100	$14,469
5.450% due 01/01/2051	225	235

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2026	1,500	1,505

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 12/31/2032	2,500	2,747

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	6,900	6,159

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	7,000	7,757
5.250% due 11/01/2041	5,000	5,379
5.250% due 11/01/2044	3,000	3,147

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,875	4,216
6.250% due 10/01/2054	2,200	2,416

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,500	2,238

Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,500	2,282

Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2044	4,365	4,433

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	2,000	1,892
5.000% due 12/01/2046	11,000	11,325

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2047	1,275	1,338

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2042	3,000	3,182

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	1,000	1,075

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2030	700	743

		149,993

PUERTO RICO 2.6%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	19,007	12,592

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027	1,725	1,786

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	9,009	8,760

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	5,800	5,583

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	52,194	17,823
0.000% due 07/01/2051 (d)	84,762	21,322
4.500% due 07/01/2034	2,456	2,457
4.750% due 07/01/2053	11,570	10,889
5.000% due 07/01/2058	8,500	8,216

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	10,800	10,346
4.550% due 07/01/2040	10,167	9,944

		109,718

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.7%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.250% due 05/15/2054	$5,350	$5,404

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,003
5.000% due 06/01/2040	6,770	6,770
5.000% due 06/01/2050	13,800	13,549

		30,726

SOUTH CAROLINA 1.0%

Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.250% due 07/01/2054	3,750	3,860

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	652
4.250% due 02/01/2043	675	673

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	5,500	6,006

South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013
4.000% due 12/01/2049	1,000	921

South Carolina Public Service Authority Revenue Bonds, Series 2021
5.000% due 12/01/2051	3,500	3,550

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	6,500	6,644

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2044	4,000	4,165
5.000% due 12/01/2047	3,500	3,595

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	11,265	11,339

		41,405

SOUTH DAKOTA 0.1%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	6,600	6,600

TENNESSEE 1.3%

Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024
5.250% due 12/01/2049	7,000	7,294

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	150	140

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,080

Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022
4.000% due 01/01/2042	5,000	4,890

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (FHLMC Insured), Series 2024
5.150% due 08/01/2043	12,500	12,969

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	6,730	6,909

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	747

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022
5.250% due 07/01/2032	$1,205	$1,354

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	9,065	9,290

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,478

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,685	1,814

		53,965

TEXAS 10.2%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	1,000	101

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2044	3,420	3,228
4.125% due 08/15/2054	2,400	2,168

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	2,500	2,453

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	3,200	3,224

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024
5.000% due 11/15/2049	5,000	5,231

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	3,900	3,722

Bexar Management And Development Corp. Texas Revenue Bonds, Series 2024
3.020% due 05/10/2045	4,000	4,008

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,000	1,943

Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	780

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2039	3,500	3,786

City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2050	2,785	2,872
5.000% due 08/15/2055	5,170	5,318

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	3,675	3,670
5.250% due 02/15/2043	3,900	4,130
5.250% due 02/15/2045	1,925	2,025

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	8,855	8,370

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	6,000	6,430

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050 (b)	10,500	11,353

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	7,000	7,730

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	16,500	17,039

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040	7,450	8,031
5.000% due 02/15/2042	8,450	8,966

Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	8,000	7,399

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	$7,500	$7,598

Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 08/15/2038	5,000	5,387

Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2049	3,395	3,537

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	2,193	2,207

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	4,000	4,005

Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049	2,000	1,828

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2034	7,890	9,061

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2042	9,000	9,497

Houston, Texas Airport System Revenue Bonds, Series 2015
5.000% due 07/15/2030	5,000	5,001

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2036	22,500	24,460

Houston, Texas Airport System Revenue Bonds, Series 2025
5.500% due 07/01/2055	2,500	2,654

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2037	2,000	2,145

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,406

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	5,000	4,588

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	5,000	5,121

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	10,000	10,390

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,250	1,196

Love Field Airport Modernization Corp. Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,276

Lower Colorado River Authority, Texas Revenue Bonds, Series 2021
5.000% due 05/15/2051	6,000	6,071

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	7,900	8,681

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	5,000	5,043

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	8,250	8,302

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	3,170	3,013

Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	8,000	8,051

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	$3,000	$2,833
5.000% due 01/01/2047	2,000	1,925

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.250% due 08/15/2044	9,190	9,917

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 08/15/2060	3,780	3,945

Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	7,400	8,275

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	100

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	5,680	5,881

San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	7,700	7,165

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2044	8,750	9,177

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,035

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,101
5.000% due 11/15/2052	2,800	3,061

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	5,000	5,194
5.500% due 11/15/2052	4,200	4,523

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	13,000	14,574

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.331% (TSFR3M) due 12/15/2026 ~	4,000	4,001

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	7,970	7,839

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	1,875	1,828

Texas Water Development Board Revenue Bonds, Series 2021
4.000% due 10/15/2046	4,975	4,624

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	7,200	7,354

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	20,491
5.000% due 10/15/2058	4,000	4,149

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	13,900	13,217

Texas Water Development Board Revenue Bonds, Series 2025
4.500% due 10/15/2043 (b)	9,000	9,200
4.750% due 10/15/2055 (b)	4,000	4,031

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	2,000	2,004

Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2043	4,335	4,610
5.000% due 02/15/2044	2,200	2,330

		432,879

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 1.3%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2044	$4,000	$4,295

Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051	3,500	3,112

Salt Lake City, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,010
5.000% due 07/01/2047	6,750	6,751

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2043	1,000	1,039
5.250% due 07/01/2053	2,000	2,053

Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	2,500	2,314

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	2,750	2,587

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	6,845	7,727

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	7,400	8,495

Utah Transit Authority Revenue Bonds, Series 2023
5.000% due 12/15/2041	11,000	11,932

		53,315

VIRGINIA 0.8%

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.250% due 07/01/2043	3,500	3,688

Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,092

Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
4.000% due 07/01/2051	10,725	9,793

Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053	2,345	2,417

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,175
5.500% due 07/01/2049	2,500	2,012

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,250	2,904

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.250% due 06/15/2050	7,000	7,288

		35,369

WASHINGTON 2.0%

Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2043	6,250	6,695

Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021
4.000% due 09/01/2051	2,000	1,835

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,057

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035 (b)	13,300	14,940

Washington State General Obligation Bonds, Series 2023
5.000% due 08/01/2048	10,000	10,454

Washington State General Obligation Bonds, Series 2024
5.000% due 07/01/2035	1,360	1,575
5.000% due 07/01/2036	2,995	3,433

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2038	$1,500	$1,588
5.000% due 07/01/2039	1,500	1,576

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	9,818	9,129

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.220% due 03/01/2050	8,846	8,511

Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.078% due 11/20/2041	20,185	19,061

Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2033	1,000	1,097
5.000% due 07/01/2034	1,000	1,091

		83,042

WEST VIRGINIA 0.4%

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	8,525	8,897

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2048	6,300	6,838

West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024
5.000% due 08/01/2027	3,000	3,094

		18,829

WISCONSIN 2.0%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,195	2,136
5.250% due 03/01/2045	1,825	1,681

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	852
4.000% due 03/31/2056	4,690	3,753
4.500% due 06/01/2056	2,500	1,825

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052	9,000	9,142

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2040	500	522
5.000% due 11/15/2041	715	737
5.000% due 11/15/2045	1,150	1,156
5.250% due 06/15/2045	1,000	1,032
5.250% due 06/15/2050	500	510
5.250% due 11/15/2055	1,700	1,714
5.750% due 12/31/2065	34,600	35,602

Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,498

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)	3,200	1,964
0.000% due 12/15/2039 (d)	3,250	1,766
0.000% due 12/15/2050 (d)	15,000	4,407

Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054	5,000	4,752
5.250% due 02/15/2054	2,500	2,636

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	585	536

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.550% due 04/01/2048	5,100	5,100
4.000% due 10/15/2036	2,375	2,395

		85,716

Total Municipal Bonds & Notes (Cost $3,813,313)		3,892,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.7%

Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	$5,505	$5,001
3.660% due 01/01/2039	3,360	3,172
3.720% due 01/01/2041	8,214	7,649
3.790% due 07/01/2040	3,902	3,664
3.800% due 01/01/2040	9,849	9,284
3.850% due 02/01/2038 - 07/01/2039	5,916	5,593
4.000% due 01/01/2039	2,000	1,950
4.250% due 08/01/2038 - 06/01/2041	15,956	15,641
4.300% due 10/01/2038	10,088	10,077
4.370% due 03/01/2040	3,815	3,812
4.400% due 11/01/2040	4,798	4,788
4.600% due 03/01/2041	4,700	4,772
4.900% due 02/01/2040	4,064	4,263
5.210% due 08/01/2040	11,943	12,887
5.360% due 06/01/2039	7,412	8,076

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	8,554	7,469

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.955% due 07/15/2040 •	6,868	7,033

Total U.S. Government Agencies (Cost $111,161)		115,131

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Indiana Housing & Community Development Authority
4.600% due 01/01/2042	4,770	4,870

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	2,482	2,518
4.800% due 07/01/2045	4,200	4,288

Total Non-Agency Mortgage-Backed Securities (Cost $11,452)		11,676

	SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class

4.200% (f)	576,937	577

Total Short-Term Instruments (Cost $577)		577

Total Investments in Securities (Cost $3,972,593)		4,055,677

INVESTMENTS IN AFFILIATES 4.1%

SHORT-TERM INSTRUMENTS 4.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.1%

PIMCO Short-Term Floating NAV Portfolio III	17,769,487	173,057

Total Short-Term Instruments (Cost $172,976)		173,057

Total Investments in Affiliates (Cost $172,976)		173,057

Total Investments 99.7% (Cost $4,145,569)		$4,228,734

Financial Derivative Instruments (h) 0.0% (Cost or Premiums, net $6,248)		191

Other Assets and Liabilities, net 0.3%		11,254

Net Assets 100.0%		$4,240,179

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Security becomes interest bearing at a future date.

(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022	2.875%	07/25/2036	11/17/2022	$1,648	$1,726	0.04%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615	08/25/2041	03/19/2024 - 01/22/2025	18,039	18,325	0.43
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.990	08/15/2038	09/14/2021	3,085	3,005	0.07
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,413	2,437	0.06

				$ 25,185	$25,493	0.60%

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$62,400	$6,248	$(1,437)	$4,811	$191	$0

Total Swap Agreements						$6,248	$(1,437)	$4,811	$191	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$191	$191	$0	$0	$0	$0

Cash of $8,476 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$191	$191

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(245)	$(245)
Swap Agreements	0	0	0	0	(1)	(1)

	$0	$0	$0	$0	$(246)	$(246)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$87	$87
Swap Agreements	0	0	0	0	(1,437)	(1,437)

	$0	$0	$0	$0	$(1,350)	$(1,350)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$32,229	$32,229
Corporate Bonds & Notes
Banking & Finance	0	0	3,614	3,614
Municipal Bonds & Notes
Alabama	0	168,661	0	168,661
Alaska	0	7,785	0	7,785
Arizona	0	45,033	0	45,033
Arkansas	0	8,496	0	8,496
California	0	255,494	0	255,494
Colorado	0	107,245	0	107,245
Connecticut	0	9,605	0	9,605
Delaware	0	9,206	0	9,206
District of Columbia	0	93,740	0	93,740
Florida	0	161,696	0	161,696
Georgia	0	91,826	0	91,826
Hawaii	0	1,509	0	1,509
Idaho	0	2,152	0	2,152
Illinois	0	284,460	0	284,460
Indiana	0	71,317	0	71,317
Iowa	0	9,568	0	9,568
Kentucky	0	38,084	0	38,084
Louisiana	0	37,616	0	37,616
Maine	0	9,018	0	9,018
Maryland	0	20,686	0	20,686
Massachusetts	0	87,587	0	87,587
Michigan	0	76,648	0	76,648
Minnesota	0	43,847	0	43,847

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Mississippi	$0	$5,230	$0	$5,230
Missouri	0	32,759	0	32,759
Multi-State	0	115,171	0	115,171
Nebraska	0	3,182	0	3,182
Nevada	0	5,316	0	5,316
New Hampshire	0	83,510	0	83,510
New Jersey	0	35,886	0	35,886
New Mexico	0	12,000	0	12,000
New York	0	609,802	0	609,802
North Carolina	0	47,947	0	47,947
North Dakota	0	2,281	0	2,281
Ohio	0	173,235	0	173,235
Oklahoma	0	16,143	0	16,143
Oregon	0	7,152	0	7,152
Pennsylvania	0	149,993	0	149,993
Puerto Rico	0	109,718	0	109,718
Rhode Island	0	30,726	0	30,726
South Carolina	0	41,405	0	41,405
South Dakota	0	6,600	0	6,600
Tennessee	0	53,965	0	53,965
Texas	0	432,879	0	432,879
Utah	0	53,315	0	53,315
Virginia	0	35,369	0	35,369
Washington	0	83,042	0	83,042
West Virginia	0	18,829	0	18,829
Wisconsin	0	85,716	0	85,716
U.S. Government Agencies	0	115,131	0	115,131
Non-Agency Mortgage-Backed Securities	0	11,676	0	11,676

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Mutual Funds	$0	$577	$0	$577

	$0	$4,019,834	$35,843	$4,055,677

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$173,057	$0	$0	$173,057

Total Investments	$173,057	$4,019,834	$35,843	$4,228,734

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$191	$0	$191

Total Financial Derivative Instruments	$0	$191	$0	$191

Totals	$173,057	$4,020,025	$35,843	$4,228,925

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%

MUNICIPAL BONDS & NOTES 89.7%

ALABAMA 3.6%

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	$1,200	$1,204

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	2,000	2,068

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,544
5.500% due 10/01/2054	3,400	3,761

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	3,500	3,819
5.000% due 10/01/2055	2,300	2,488

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	1,700	1,834

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	800	897

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	2,100	2,302

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	900	906

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,900	2,061

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.500% due 01/01/2053	2,500	2,716

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,050	3,263

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	4,100	4,325
5.000% due 10/01/2055	300	327

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,200	1,297
5.000% due 01/01/2056	3,200	3,381
5.250% due 11/01/2055	1,000	1,111

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	1,800	1,833

		41,137

ARIZONA 2.0%

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	1,006

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	5,000	5,106

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
4.125% due 09/01/2032	2,500	2,509

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	311
5.000% due 07/01/2030	350	363

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	1,400	1,556

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	4,500	4,720

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022
5.000% due 01/01/2031	$2,505	$2,776

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,431

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2041	2,400	2,634

		23,412

CALIFORNIA 6.4%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.340% (MUNIPSA) due 04/01/2056 ~	1,000	995

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.000% due 07/01/2039	4,250	4,158

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,400	2,583

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	2,900	3,136
5.000% due 02/01/2055	3,900	4,250

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,800	3,014

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	4,300	4,794

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2035	3,800	4,188

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	5,500	5,614

California Housing Finance Revenue Notes, Series 2024
5.870% due 04/01/2029	3,500	3,509

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	500	505

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,250	1,308

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	4,000	4,107

California Pollution Control Financing Authority Revenue Bonds, Series 2019
3.850% due 11/01/2042	2,000	2,000

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,625	1,584

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	1,700	1,773

Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021
1.313% due 08/01/2028	4,000	3,726

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,815	1,655

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020
4.000% due 06/01/2036	1,700	1,762

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2037	3,520	3,609

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2033	3,000	3,370
5.000% due 05/15/2034	1,000	1,128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	$3,000	$3,312

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2039	3,500	3,741

San Diego County, California Regional Airport Authority Revenue Notes, Series 2023
5.000% due 07/01/2033	1,000	1,124

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	1,600	1,838

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	1,250	1,310

		74,093

COLORADO 3.3%

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.900% due 03/01/2055	10,000	10,000

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,000	1,826

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,385	1,184

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,120
5.250% due 11/01/2036	1,000	1,095

Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	2,060	2,312
5.000% due 05/15/2034	1,600	1,836

Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 12/01/2034	2,800	3,073

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	2,000	1,930

Colorado State Certificates of Participation Bonds, Series 2018
4.000% due 12/15/2036	1,700	1,720

Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,018

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2032	2,000	2,095

Denver, Colorado Airport System City & County Revenue Notes, Series 2023
5.000% due 11/15/2030	1,500	1,644

Denver, Colorado City & County Revenue Bonds, Series 2017
5.000% due 10/01/2032	1,000	1,000

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.537% (SOFRRATE) due 09/01/2039 ~	1,600	1,597

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	1,700	1,751

Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 01/15/2031	1,140	1,237

University of Colorado Hospital Authority Revenue Notes, Series 2024
5.000% due 11/15/2031	1,600	1,810

		38,248

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 0.2%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	$895	$934

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	1,000	1,072

		2,006

DISTRICT OF COLUMBIA 1.9%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2040	5,000	5,466

District of Columbia Revenue Bonds, Series 2025
5.000% due 04/01/2060	7,000	7,837

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2038	2,730	2,790

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2037	2,500	2,691

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021
5.000% due 10/01/2029	3,000	3,240

		22,024

FLORIDA 5.7%

Antillia Community Development District, Florida Special Assessment Notes, Series 2024
5.000% due 05/01/2031	220	225

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2021
2.875% due 05/01/2031	1,000	949

Bella Collina Community Development District, Florida Special Assessment Notes, Series 2024
4.250% due 05/01/2031	590	599

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,350	1,378

Capital Trust Authority, Florida Revenue Bonds, Series 2025
4.750% due 07/01/2040	1,250	1,233

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	5,000	4,922

Florida Development Finance Corp. Revenue Bonds, Series 2025
3.400% due 09/01/2050	9,000	9,000

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2026	1,450	1,464

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	1,000	1,012

Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	500

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	2,500	2,374

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
3.700% due 10/01/2042	7,520	7,520

Golden Gem Community Development District, Florida Special Assessment Notes, Series 2024
5.150% due 05/01/2031	535	551

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2040	1,000	1,000

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2034	2,400	2,597

Hammock Oaks Community Development District, Florida Special Assessment Notes, Series 2024
5.000% due 05/01/2031	300	307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hillsborough County, Florida Industrial Development Authority Revenue Notes, Series 2024
5.000% due 11/15/2034	$3,000	$3,447

Hobe-St Lucie Conservancy District, Florida Special Assessment Notes, Series 2024
4.750% due 05/01/2031	885	923

Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034	1,000	1,074

JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2035	2,000	2,294

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	1,150	1,169

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	3,800	4,258

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025
5.250% due 04/01/2038	3,000	3,375

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,707
5.000% due 10/01/2036	1,300	1,398

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	610	610

North AR-1 Pasco Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031	280	286

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	1,000	910

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (b)	1,000	752

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (b)	275	265

Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024
4.200% due 05/01/2031	360	363

Rookery Community Development District, Florida Special Assessment Notes, Series 2024
4.250% due 05/01/2031	300	303

Two Rivers West Community Development District, Florida Special Assessment Notes, Series 2024
4.800% due 05/01/2031	220	225

University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021
4.000% due 07/01/2035	2,000	2,055

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	990	1,011

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	700	703

Westside Haines City Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031	440	451

		65,210

GEORGIA 2.4%

Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019
4.000% due 07/01/2035	4,000	4,029
4.000% due 07/01/2036	2,000	2,005

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	1,000	901

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2041	3,125	3,307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	$250	$255

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	2,400	2,587

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	900	980
5.000% due 05/01/2055	1,600	1,750

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	8,200	8,912

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2034	500	524

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	1,000	954

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2037	1,340	1,474

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2028	175	182

		27,860

IDAHO 0.2%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2060	1,800	1,972

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	860	807

		2,779

ILLINOIS 4.4%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2036	4,100	4,068

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2041	1,945	2,080

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,900	1,923

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2035	715	772

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,800	1,981

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,721
5.000% due 06/01/2028	1,875	1,976

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	1,200	1,233

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	1,250	1,278

Illinois Finance Authority Revenue Bonds, Series 2020
5.000% due 08/15/2033	1,750	1,909

Illinois Finance Authority Revenue Bonds, Series 2022
3.400% due 08/15/2057	1,000	1,000

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2038	1,000	1,087

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2032	5,000	5,548

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	750	751

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2035	2,470	2,658

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	3,055	3,147

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2035	$4,850	$5,395

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	3,900	4,063

Illinois State General Obligation Notes, Series 2022
5.000% due 03/01/2026	1,000	1,010

Illinois State General Obligation Notes, Series 2024
5.000% due 02/01/2033	1,100	1,233

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	1,000	1,078

Sales Tax Securitization Corp. Illinois Revenue Bonds, (BAM Insured), Series 2020
5.000% due 01/01/2037	3,350	3,530

		50,441

INDIANA 1.7%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	3,000	2,937

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,900	1,860
4.250% due 11/01/2030	1,000	1,025

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2037	1,225	1,368

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057	1,500	1,678

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2023
5.000% due 03/01/2033	1,100	1,176

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,544

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,544

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	1,900	1,989

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	2,000	2,134

		19,255

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	978
5.000% due 12/01/2050	400	461

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,000	974

		2,413

KENTUCKY 1.0%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	2,300	2,538

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	900	976

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	800	858

Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,328
5.250% due 06/01/2039	1,250	1,354

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2039	1,000	1,069

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,600	1,617

		11,740

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.8%

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 01/01/2038	$1,000	$1,104

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	2,200	2,384

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2036	2,000	2,167

New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024
5.000% due 01/01/2035	3,200	3,501

		9,156

MAINE 0.2%

Finance Authority of Maine Revenue Bonds, Series 2015
5.000% due 08/01/2035	2,000	2,035

MARYLAND 0.3%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
5.000% due 06/01/2033	445	471

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,100	1,205

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	1,510	1,663

		3,339

MASSACHUSETTS 1.1%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2037	1,600	1,768

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2037	1,500	1,718
5.000% due 04/01/2041	5,000	5,487

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	3,000	3,054

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	530

		12,557

MICHIGAN 4.1%

Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028	300	316
5.250% due 05/01/2029	500	537
5.250% due 05/01/2030	700	764
5.250% due 05/01/2031	600	663
5.250% due 05/01/2032	600	668

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.650% (TSFR3M) due 07/01/2032 ~	1,000	992

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	1,360	1,418

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2035	1,190	1,324
5.000% due 02/28/2037	1,935	2,126

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2032	1,205	1,320
5.000% due 08/31/2033	1,950	2,147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Hospital Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	$2,400	$2,738

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	900	993

Michigan State Housing Development Authority Revenue Bonds, Series 2025
6.000% due 06/01/2056 (a)	10,100	11,268

Michigan Strategic Fund Revenue Bonds, Series 2001
4.125% due 08/01/2027	3,500	3,527

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,000	1,113

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2045	850	906

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2034	1,640	1,806

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,673
5.000% due 12/01/2032	1,470	1,633

Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.000% due 11/15/2035	800	913

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2032	1,600	1,817

		46,662

MINNESOTA 1.0%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	3,300	3,560
5.000% due 07/01/2031	2,000	2,217

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	2,000	2,049

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	1,000	1,057

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	990	1,113

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	1,000	1,012

		11,008

MISSISSIPPI 0.2%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	750	750

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2038	1,000	1,083

		1,833

MISSOURI 0.5%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	1,300	1,209

Missouri Development Finance Board Revenue Notes, Series 2022
5.000% due 05/01/2031	1,190	1,323

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	900	1,011

St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023
4.910% due 01/01/2042	1,935	2,011

		5,554

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 3.2%

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.497% due 06/25/2042	$1,400	$1,418

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.869% due 01/25/2043	10,377	10,745

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2019
3.400% due 01/25/2036	2,691	2,555

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	4,086	4,100
4.553% due 08/25/2040	4,445	4,522

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(c)	9,943	10,124
4.685% due 10/25/2040	2,970	3,051

		36,515

NEVADA 0.3%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	1,070	1,047

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	1,500	236

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,531

		3,814

NEW HAMPSHIRE 1.3%

New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024
4.150% due 10/20/2040	2,392	2,338

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	2,436	2,263

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	3,186	3,072
4.216% due 11/20/2042	4,796	4,554

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	2,475	2,803

		15,030

NEW JERSEY 1.8%

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.185% due 03/01/2030	1,000	1,034

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	1,200	1,360

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008
0.000% due 12/15/2037 (b)	2,250	1,393

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (b)	1,500	1,087

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2037 (b)	1,560	965

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,872
5.000% due 06/15/2037	4,000	4,381

South Jersey Port Corp. New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035	290	291

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,715
5.000% due 06/01/2046	1,760	1,720

		20,818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW MEXICO 0.7%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	$3,000	$2,841

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	3,000	3,051

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	1,700	1,625

		7,517

NEW YORK 7.8%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	2,500	2,520

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2042	2,375	2,525

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
3.850% due 11/15/2050	1,000	1,000

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	700	712

New York City, New York General Obligation Bonds, Series 2019
3.700% due 10/01/2046	3,500	3,500

New York City, New York General Obligation Bonds, Series 2023
5.000% due 08/01/2037	1,750	1,926

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.700% due 06/15/2048	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.700% due 06/15/2033	6,440	6,440

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,000	1,064

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2040	1,000	1,064

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2036	1,750	1,963

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,048

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2037	2,250	2,524

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	3,000	3,208

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,000
5.150% due 11/15/2034	2,500	2,503
5.375% due 11/15/2040	2,400	2,400

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	2,000	2,002

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2036	6,000	6,102

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,500	1,546

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	2,900	3,279

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
5.125% due 09/01/2050	$1,150	$1,199

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	2,200	2,370

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	2,200	2,466

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2016
4.000% due 07/01/2035	3,255	3,237

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2042	2,000	2,080

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 06/30/2039	1,400	1,496

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
6.000% due 06/30/2043	3,075	3,411

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	2,500	2,750

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	2,000	2,039

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	5,000	5,073

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.000% due 08/01/2039	1,500	1,572

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2036	1,500	1,624

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 12/01/2034	835	972

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	759
5.000% due 06/01/2027	750	773

		90,148

NORTH CAROLINA 0.3%

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,595	1,764

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	2,000	2,296

		4,060

NORTH DAKOTA 0.2%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	328
5.000% due 12/01/2039	225	238

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	1,300	1,440

		2,006

OHIO 2.6%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019
5.000% due 02/15/2031	320	343

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2034	1,000	1,057

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Columbus Regional Airport Authority, Ohio Revenue Notes, Series 2025
5.000% due 01/01/2035	$2,500	$2,743

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
3.375% due 08/01/2029	1,200	1,185
4.750% due 06/01/2033	4,400	4,587

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,291

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	5,285	5,396

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2040	1,250	1,358
5.000% due 02/01/2041	1,400	1,507

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	3,965	4,378

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	2,500	2,606

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	411
5.000% due 12/01/2043	435	451

University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.000% due 06/01/2040	1,150	1,249

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2030 (b)	700	595

		30,157

OKLAHOMA 0.6%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2037	2,090	2,323

Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 09/01/2056	3,495	4,002

Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025
5.000% due 09/01/2033	500	570

		6,895

OREGON 1.3%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038	5,195	5,434

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,300	1,463

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2030	600	644

Oregon State Lottery Revenue Bonds, Series 2025
5.000% due 04/01/2037	1,950	2,226

Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034	500	582

Port of Portland, Oregon Airport Revenue Bonds, Series 2023
5.000% due 07/01/2036	4,400	4,778

		15,127

PENNSYLVANIA 3.9%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.590% (MUNIPSA) due 11/15/2047 ~	4,350	4,314

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	$2,250	$2,211

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
3.720% (TSFR3M) due 06/01/2037 ~	2,000	1,871

Doylestown Hospital Authority, Pennsylvania Revenue Notes, Series 2024
5.000% due 07/01/2031	1,475	1,573

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	2,250	1,999

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	2,000	2,079

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
3.900% due 08/15/2054	8,350	8,350

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	1,000	1,008

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	860

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.850% due 04/01/2049	3,400	3,400

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2038	1,350	1,440

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
3.800% due 06/01/2049	4,000	3,999
5.000% due 03/15/2060	3,600	3,976

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 06/30/2032	2,770	3,038

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	500	549

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	1,000	1,093

Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	675

Philadelphia, Pennsylvania General Obligation Bonds, Series 2021
4.000% due 05/01/2037	1,415	1,427

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2037	700	665

		44,527

PUERTO RICO 2.1%

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027	2,928	3,031

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	1,954	1,900

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	250	241

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,378
0.000% due 07/01/2046 (b)	12,700	4,337
4.500% due 07/01/2034	1,500	1,500
5.000% due 07/01/2058	9,327	9,015

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	3,200	3,130

		24,532

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.7%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2036	$1,000	$1,088

Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024
5.000% due 05/15/2034	3,000	3,316

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,952
5.000% due 06/01/2040	1,205	1,205

		8,561

SOUTH CAROLINA 1.0%

Charleston County, South Carolina Airport District Revenue Notes, Series 2024
5.000% due 07/01/2034	810	929

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,528

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2049	4,000	4,449

South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023
4.000% due 04/01/2033	1,000	1,005

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2041	1,500	1,599
5.000% due 12/01/2043	1,500	1,571

		11,081

SOUTH DAKOTA 0.2%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	536

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	1,700	1,700

		2,236

TENNESSEE 1.1%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2037	715	797

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	1,785	1,833

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,050

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,159

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	5,000	5,381

		12,220

TEXAS 14.3%

Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2041	1,200	1,286

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	800	806

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2037	2,000	2,131

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Board of Regents of the University of Texas System Revenue Bonds, Series 2025
5.000% due 08/15/2036	$2,500	$2,885

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,750	1,891

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 02/15/2045	2,300	2,420

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2038	3,000	3,288

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050 (a)	3,000	3,244

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	8,000	8,835

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2036	3,000	3,369

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	7,400	7,496

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	12,250	12,570

Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2047	3,095	3,233

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	498	501

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018
5.000% due 10/01/2043	5,500	5,620

Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012
3.700% due 11/01/2041	8,000	8,000

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 10/01/2031	1,000	1,120
5.000% due 07/01/2034	2,200	2,527

Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040	3,500	3,800
5.000% due 09/15/2041	3,000	3,226

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,198
5.000% due 02/15/2038	1,265	1,369
5.000% due 02/15/2039	3,000	3,218

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,061

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	6,000	6,430

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
4.000% due 02/15/2039	1,750	1,764

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	2,545	2,827

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	8,500	8,674

Love Field Airport Modernization Corp. Texas Revenue Bonds, (AGM Insured), Series 2021
5.000% due 11/01/2032	2,000	2,186

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2040	1,250	1,337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	$2,100	$2,308

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	1,300	1,311

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	787
5.000% due 05/15/2037	950	1,052

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	145	154

Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	3,000	3,019

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2036	600	674

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	518

North Texas Tollway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	5,000	4,676

North Texas Tollway Authority Revenue Bonds, Series 2022
5.000% due 01/01/2036	1,250	1,369

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2031	2,500	2,793

San Antonio Water System, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2039	2,050	2,267

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,535
5.000% due 02/01/2040	3,500	3,758

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2048	4,965	4,997

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	3,300	3,674

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	3,000	3,363

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.331% (TSFR3M) due 12/15/2026 ~	750	750

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2044	3,500	3,708

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,838
5.000% due 10/15/2047	5,860	6,085

Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2030	500	532

Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2042	3,000	3,221

		163,701

UTAH 0.4%

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021
4.000% due 08/01/2028	1,120	1,129

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,485	1,676

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	1,900	2,182

		4,987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.9%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	$1,600	$1,747

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	2,000	2,265

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2037	500	549

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,420	1,422

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2060	3,500	3,852

		9,835

WASHINGTON 2.6%

King County, Washington General Obligation Bonds, Series 2024
5.000% due 12/01/2044	3,190	3,408

Pierce County, Washington School District No 403, Peninsula General Obligation Bonds, Series 2021
4.000% due 12/01/2040	4,000	4,019

Port of Seattle, Washington Revenue Bonds, Series 2019
4.000% due 04/01/2044	5,000	4,540

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030 (a)	1,600	1,755

Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037	1,500	1,500

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	2,000	2,011

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2036	1,160	1,250

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	2,100	2,066

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	2,798	2,602

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.220% due 03/01/2050	2,187	2,104

Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.078% due 11/20/2041	5,296	5,001

		30,256

WEST VIRGINIA 0.1%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	1,100	1,186

WISCONSIN 1.1%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,500	2,630

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2046	4,250	4,379

Public Finance Authority, Wisconsin Revenue Notes, Series 2024
5.000% due 12/15/2034	825	849

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2029 (b)	2,105	1,860

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	$2,000	$1,922

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2028	900	951

		12,591

Total Municipal Bonds & Notes (Cost $1,006,980)		1,030,562

U.S. GOVERNMENT AGENCIES 3.0%

Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	1,376	1,250
3.720% due 01/01/2041	1,771	1,649
3.800% due 01/01/2040	5,909	5,570
3.850% due 01/01/2040	1,300	1,230
4.250% due 06/01/2041	2,190	2,120
4.300% due 10/01/2038	2,972	2,968
4.370% due 03/01/2040	983	982
4.400% due 11/01/2040	4,944	4,934
4.600% due 03/01/2041	1,000	1,015
4.850% due 08/01/2038	2,224	2,322
4.900% due 02/01/2040	987	1,036
5.210% due 08/01/2040	2,665	2,876

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.360% due 06/01/2039	$2,471	$2,692

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.084% due 04/25/2043 ~	1,475	1,288

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.955% due 07/15/2040 •	1,955	2,002

Total U.S. Government Agencies (Cost $33,050)		33,934

SHORT-TERM INSTRUMENTS 0.1%

MUNICIPAL BONDS & NOTES 0.1%

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	1,600	1,614

Total Municipal Bonds & Notes (Cost $1,610)		1,614

Total Short-Term Instruments (Cost $1,610)		1,614

Total Investments in Securities (Cost $1,041,640)		1,066,110

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.0%

SHORT-TERM INSTRUMENTS 7.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%

PIMCO Short-Term Floating NAV Portfolio III	8,244,248	$80,291

Total Short-Term Instruments (Cost $80,274)		80,291

Total Investments in Affiliates (Cost $80,274)		80,291

Total Investments 99.8% (Cost $1,121,914)		$1,146,401

Other Assets and Liabilities, net 0.2%		1,816

Net Assets 100.0%		$1,148,217

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615%	08/25/2041	03/19/2024 - 01/22/2025	$9,903	$10,124	0.88%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6)	$(6)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$41,137	$0	$41,137
Arizona	0	23,412	0	23,412
California	0	74,093	0	74,093
Colorado	0	38,248	0	38,248
Connecticut	0	2,006	0	2,006
District of Columbia	0	22,024	0	22,024
Florida	0	65,210	0	65,210
Georgia	0	27,860	0	27,860
Idaho	0	2,779	0	2,779
Illinois	0	50,441	0	50,441
Indiana	0	19,255	0	19,255
Iowa	0	2,413	0	2,413
Kentucky	0	11,740	0	11,740
Louisiana	0	9,156	0	9,156
Maine	0	2,035	0	2,035
Maryland	0	3,339	0	3,339
Massachusetts	0	12,557	0	12,557
Michigan	0	46,662	0	46,662
Minnesota	0	11,008	0	11,008
Mississippi	0	1,833	0	1,833
Missouri	0	5,554	0	5,554
Multi-State	0	36,515	0	36,515
Nevada	0	3,814	0	3,814
New Hampshire	0	15,030	0	15,030
New Jersey	0	20,818	0	20,818
New Mexico	0	7,517	0	7,517
New York	0	90,148	0	90,148

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
North Carolina	$0	$4,060	$0	$4,060
North Dakota	0	2,006	0	2,006
Ohio	0	30,157	0	30,157
Oklahoma	0	6,895	0	6,895
Oregon	0	15,127	0	15,127
Pennsylvania	0	44,527	0	44,527
Puerto Rico	0	24,532	0	24,532
Rhode Island	0	8,561	0	8,561
South Carolina	0	11,081	0	11,081
South Dakota	0	2,236	0	2,236
Tennessee	0	12,220	0	12,220
Texas	0	163,701	0	163,701
Utah	0	4,987	0	4,987
Virginia	0	9,835	0	9,835
Washington	0	30,256	0	30,256
West Virginia	0	1,186	0	1,186
Wisconsin	0	12,591	0	12,591
U.S. Government Agencies	0	33,934	0	33,934
Short-Term Instruments
Municipal Bonds & Notes	0	1,614	0	1,614

	$0	$1,066,110	$0	$1,066,110

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$80,291	$0	$0	$80,291

Total Investments	$80,291	$1,066,110	$0	$1,146,401

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9%

MUNICIPAL BONDS & NOTES 93.7%

ALABAMA 1.7%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$2,400	$2,655

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	6,800	7,334

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000	2,170

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	3,100	3,275

		15,434

CALIFORNIA 0.3%

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,300	2,475

CONNECTICUT 0.3%

Norwalk, Connecticut Housing Authority Bonds, (FNMA Insured), Series 2024
4.400% due 09/01/2042	2,585	2,573

GEORGIA 2.1%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,132
5.000% due 12/01/2053	3,400	3,665

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	12,100	13,150

		18,947

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	1,400	1,522

MICHIGAN 0.3%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.650% (TSFR3M) due 07/01/2032 ~	2,500	2,480

MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	3,989	4,003
4.553% due 08/25/2040	4,643	4,723

		8,726

NEW HAMPSHIRE 0.3%

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	3,087	2,976

NEW JERSEY 0.2%

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	1,750	1,796

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 81.0%

Albany Capital Resource Corp. New York Revenue Bonds, Series 2024
5.000% due 06/01/2064	$2,600	$2,446

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	9,000	9,072

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	1,000	1,056

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,950	4,049

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,021
4.000% due 04/01/2050	1,000	891
5.000% due 04/01/2033	1,100	1,180

Build NYC Resource Corp. New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,440

Build NYC Resource Corp. New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	403
5.000% due 08/01/2036	500	502

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	4,765	4,054

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2040	1,700	1,632
5.000% due 09/01/2035	1,200	1,292
5.000% due 09/01/2036	1,660	1,774

Build NYC Resource Corp. New York Revenue Notes, Series 2024
5.000% due 09/01/2033	1,000	1,092

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2035	1,100	1,133

Hempstead Town Local Development Corp. New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,004

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	2,100	2,129

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2021
4.000% due 02/15/2039	3,250	3,272

Kingston City School District, New York General Obligation Notes, Series 2025
4.000% due 06/30/2026	4,100	4,140

Long Island Power Authority, New York Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2053	3,575	3,707

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	5,500	5,724

Madison County, New York Capital Resource Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2040	750	834
5.000% due 07/01/2043	550	591

Metropolitan Transportation Authority Dedicated Tax Fund, New York Revenue Bonds, Series 2024
4.000% due 11/15/2054	5,000	4,526
5.000% due 11/15/2045	4,650	4,903

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.587% (SOFRRATE) due 11/01/2032 ~	1,500	1,501

Metropolitan Transportation Authority, New York Revenue Bonds, (BAM Insured), Series 2016
5.000% due 11/15/2056	3,300	3,310

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
3.650% due 11/01/2031	6,000	6,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2046	$2,270	$2,340

Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	1,778

Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,240
4.000% due 12/01/2046	5,000	4,295
4.000% due 07/01/2050	5,000	4,546

Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,000	1,026

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	800	814

Nassau County, New York General Obligation Bonds, Series 2024
5.000% due 04/01/2045	3,195	3,379

Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	2,635

New York City, New York General Obligation Bonds, Series 2016
4.000% due 08/01/2031	2,775	2,792
4.000% due 12/01/2043	1,000	925

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2043	2,500	2,668

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	10,750	11,322

New York City, New York General Obligation Bonds, Series 2025
5.250% due 02/01/2046	5,000	5,362

New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.850% due 11/01/2059	2,750	2,777

New York City, New York Housing Development Corp. Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	963

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.750% due 11/01/2052	1,000	868

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.550% due 11/01/2054	5,000	4,934

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	4,000	4,073
4.750% due 11/01/2050	3,365	3,397
5.250% due 11/01/2055	750	775

New York City, New York Housing Development Corp. Revenue Notes, Series 2024
4.000% due 12/15/2031	1,250	1,293
4.375% due 12/15/2031	2,375	2,444

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2045	1,500	1,393

New York City, New York Industrial Development Agency Revenue Bonds, Series 2020
4.000% due 03/01/2045	5,600	5,077

New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,210
5.000% due 01/01/2029	1,250	1,341

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.700% due 06/15/2050	10,000	10,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2019
5.000% due 06/15/2049	4,645	4,732

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	$155	$143
5.000% due 06/15/2050	3,135	3,210

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,377
5.250% due 06/15/2053	2,400	2,532

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2048	5,000	5,250
5.000% due 06/15/2051	9,000	9,404
5.250% due 06/15/2053	6,140	6,535

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2025
5.000% due 06/15/2043	8,000	8,607
5.250% due 06/15/2055	1,100	1,172

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2030	3,360	3,756

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,815
5.000% due 07/15/2035	2,500	2,624

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.850% due 11/01/2042	10,000	10,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,017

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,415

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2037	2,500	2,601

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000	6,960

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	3,000	2,978

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 08/01/2040	10,000	10,846
5.250% due 11/01/2048	9,000	9,446

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 05/01/2053	2,645	2,722

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	2,000	2,102

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.000% due 11/01/2042	2,275	2,189
5.000% due 05/01/2044	5,480	5,800
5.000% due 05/01/2048	3,000	3,128

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2039	12,520	13,861
5.000% due 11/01/2050	3,200	3,331

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	464
5.000% due 11/15/2029	1,000	1,002
5.000% due 11/15/2045	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	$5,000	$1,052
0.000% due 06/01/2055 (a)	16,875	1,355

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	2,500	2,673

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	9,250	9,250
5.150% due 11/15/2034	2,000	2,002
5.375% due 11/15/2040	4,000	4,001

New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,964
2.800% due 09/15/2069	2,000	1,857

New York Liberty Development Corp. Revenue Notes, Series 2021
1.900% due 11/15/2031	2,000	1,772

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	2,550	2,550

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025
4.650% due 10/01/2050	3,000	2,970

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	10,900	10,225

New York Power Authority Revenue Bonds, Series 2024
4.000% due 11/15/2049	3,250	2,990

New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 10/01/2038	6,050	6,707

New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2038	2,220	2,404
5.000% due 10/01/2039	1,000	1,076

New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2043	1,380	1,324
5.000% due 07/01/2046	6,000	6,012

New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,111
5.000% due 02/15/2038	1,600	1,626
5.000% due 07/01/2038	1,000	1,026

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000	1,962
5.000% due 03/15/2044	2,625	2,677
5.000% due 07/01/2048	955	968
5.000% due 10/01/2048	1,500	1,661
5.250% due 03/15/2038	3,500	3,694

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	11,994
5.000% due 03/15/2043	3,275	3,364
5.000% due 03/15/2047	4,500	4,586
5.000% due 07/01/2049	4,085	4,136

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,092
4.000% due 03/15/2035	5,000	5,119
4.000% due 02/15/2039	1,635	1,637
4.000% due 03/15/2044	1,000	940
4.000% due 07/01/2050	3,500	3,103
4.000% due 07/01/2053	1,670	1,456
5.000% due 07/01/2050	5,000	5,105
5.000% due 07/01/2053	3,000	3,049

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000	4,547
4.000% due 07/01/2049	1,250	1,099
4.000% due 07/01/2051	13,000	11,888
5.000% due 07/01/2042	750	788
5.000% due 07/15/2042	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	$5,000	$5,326

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2042	5,050	5,395
5.000% due 03/15/2043	4,225	4,490
5.000% due 03/15/2049	8,000	8,318
5.000% due 03/15/2054	4,300	4,440
5.000% due 03/15/2055	1,300	1,341
5.250% due 10/01/2049	4,900	4,946
5.250% due 05/01/2054	5,000	5,153

New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	3,000	2,716
5.000% due 07/01/2037	1,765	1,940
5.000% due 07/01/2042	1,000	1,069
5.000% due 03/15/2052	6,000	6,219

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	5,000	5,653

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	4,006

New York State Environmental Facilities Corp. Revenue Bonds, Series 2012
3.850% due 05/01/2030	1,000	1,000

New York State Environmental Facilities Corp. Revenue Bonds, Series 2018
5.000% due 06/15/2043	2,500	2,558

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
4.250% due 09/01/2050	3,375	3,408

New York State Environmental Facilities Corp. Revenue Bonds, Series 2023
5.000% due 09/15/2048	3,250	3,378

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	3,000	2,812

New York State Housing Finance Agency Revenue Bonds, Series 2025
3.600% due 11/01/2064	4,400	4,448

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,004

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,000	4,885

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	3,000	3,077

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2055	13,000	13,482

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	3,100	2,925

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,845
5.000% due 03/15/2041	5,000	5,210

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	1,000	1,039
5.000% due 03/15/2053	3,000	3,100

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	10,500	10,705

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	5,000	5,005

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	4,900	5,070

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	$1,100	$1,135

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,010	4,967

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,491
5.000% due 10/01/2035	2,020	2,111
5.000% due 10/01/2040	1,885	1,906
5.250% due 08/01/2031	1,855	1,926
5.375% due 08/01/2036	1,500	1,560

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	3,000	2,498

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,376
5.000% due 12/01/2033	2,000	2,164

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2043	4,000	4,093

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,500	2,536

Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	670	660
5.250% due 05/15/2034	1,000	1,000

Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,000	1,799

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	842
5.375% due 08/01/2054	1,000	830

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
5.500% due 12/01/2056	3,250	3,544

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,000	1,861
4.000% due 12/01/2049	2,015	1,850
5.000% due 12/01/2043	1,500	1,554

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,633

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,172

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	3,150	3,392

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	4,800	4,986

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2037	2,000	2,146

Port Authority of New York & New Jersey Revenue Bonds, Series 2024
5.000% due 09/01/2040	2,000	2,094

Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2041	2,290	2,512
5.000% due 01/15/2044	3,000	3,207

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	1,379	1,403

Starpoint Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/26/2026	3,000	3,022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	$1,015	$878

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	27,290	2,372
4.000% due 06/01/2050	2,500	2,090

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,125	3,137

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	6,000	5,810

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	6,250	6,527

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,705
5.250% due 05/15/2058	4,000	4,196

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.250% due 05/15/2064	5,000	5,264

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	4,000	4,117

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020
5.000% due 11/15/2054	4,000	4,079

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
5.250% due 05/15/2052	2,500	2,614

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	2,000	2,113

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	8,000	8,476

Troy Capital Resource Corp. New York Revenue Bonds, Series 2020
5.000% due 09/01/2033	2,500	2,696

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2038	1,500	1,562

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	2,000	1,758

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	1,940	1,941

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	3,000	3,094

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	786

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015
5.000% due 12/15/2032	2,500	2,510

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2041	5,000	5,492

		724,627

OHIO 0.7%

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	2,000	2,185
5.000% due 01/01/2038	3,400	3,640

		5,825

PUERTO RICO 3.7%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	6,290	4,167

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2037	$5,500	$5,225
4.000% due 07/01/2041	3,400	3,048

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.571% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,430	1,377

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,400	1,844
0.000% due 07/01/2051 (a)	30,365	7,638
4.550% due 07/01/2040	1,000	978
4.750% due 07/01/2053	9,752	9,178

		33,455

TENNESSEE 0.6%

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,159

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,000	3,229

		5,388

TEXAS 0.5%

Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 03/01/2043	1,000	991

Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012
4.750% due 05/01/2038	3,500	3,500

		4,491

WASHINGTON 0.2%

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.220% due 03/01/2050	1,789	1,721

WISCONSIN 0.6%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.750% due 12/31/2065	5,200	5,351

Total Municipal Bonds & Notes (Cost $836,118)		837,787

U.S. GOVERNMENT AGENCIES 1.2%

Federal Home Loan Mortgage Corp.
4.600% due 03/01/2041	1,200	1,218
5.210% due 08/01/2040	2,665	2,876

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
4.300% due 05/25/2041 ~(c)	4,945	4,832

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.955% due 07/15/2040 •	1,955	2,002

Total U.S. Government Agencies (Cost $10,711)		10,928

	SHARES
SHORT-TERM INSTRUMENTS 2.0%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class

4.200% (b)	598,193	598

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 1.9%

Akron Central School District, New York General Obligation Notes, Series 2025
4.000% due 07/07/2026	$5,000	5,049

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chittenango Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	$9,000	$9,067

North Syracuse Central School District, New York General Obligation Notes, Series 2025
4.000% due 07/31/2026	3,000	3,032

Total Municipal Bonds & Notes (Cost $17,113)		17,148

Total Short-Term Instruments (Cost $17,711)		17,746

Total Investments in Securities (Cost $864,540)		866,461

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%

PIMCO Short-Term Floating NAV Portfolio III	1,759,034	$17,131

Total Short-Term Instruments (Cost $17,129)		17,131

Total Investments in Affiliates (Cost $17,129)		17,131

Total Investments 98.8% (Cost $881,669)		$883,592

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $1,382)		42

Other Assets and Liabilities, net 1.2%		10,775

Net Assets 100.0%		$894,409

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a 7-Day Yield.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Federal Home Loan Mortgage Corp. Multifamily ML Certificates	4.300%	05/25/2041	03/06/2025	$ 4,889	$4,832	0.54%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,784	2,812	0.31

				$ 7,673	$7,644	0.85%

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$	13,800	$1,382	$(318)	$1,064	$42	$0

Total Swap Agreements							$1,382	$(318)	1,064	$42	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$42	$42	$0	$0	$0	$0

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Cash of $1,866 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$42	$42

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$(318)	$(318)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$15,434	$0	$15,434
California	0	2,475	0	2,475
Connecticut	0	2,573	0	2,573
Georgia	0	18,947	0	18,947
Iowa	0	1,522	0	1,522
Michigan	0	2,480	0	2,480
Multi-State	0	8,726	0	8,726
New Hampshire	0	2,976	0	2,976
New Jersey	0	1,796	0	1,796
New York	0	724,627	0	724,627
Ohio	0	5,825	0	5,825
Puerto Rico	0	33,455	0	33,455
Tennessee	0	5,388	0	5,388
Texas	0	4,491	0	4,491
Washington	0	1,721	0	1,721
Wisconsin	0	5,351	0	5,351
U.S. Government Agencies	0	10,928	0	10,928

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Mutual Funds	$0	$598	$0	$598
Municipal Bonds & Notes	0	17,148	0	17,148

	$0	$866,461	$0	$866,461

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,131	$0	$0	$17,131

Total Investments	$17,131	$866,461	$0	$883,592

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$42	$0	$42

Total Financial Derivative Instruments	$0	$42	$0	$42

Totals	$17,131	$866,503	$0	$883,634

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Schedule of Investments	PIMCO Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.1%

MUNICIPAL BONDS & NOTES 90.8%

ALABAMA 3.4%

Alabama Housing Finance Authority Revenue Notes, Series 2024
5.000% due 02/01/2029	$500	$524

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.240% (MUNIPSA) due 10/01/2052 ~	2,000	1,975

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,286
5.500% due 10/01/2054	1,900	2,102

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 10/01/2055	1,100	1,190

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,121

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	2,500	2,788

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	500	503

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	1,400	1,469

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	1,900	2,033

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	2,000	2,110
5.000% due 10/01/2055	150	164

		17,265

ARIZONA 2.5%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
3.140% (MUNIPSA) due 01/01/2046 ~	1,125	1,119

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	1,006

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	3,000	3,064

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	600	667

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	3,000	3,089

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	2,000	2,040

Phoenix, Arizona General Obligation Refunding Notes, Series 2022
5.000% due 07/01/2026	1,360	1,386

		12,371

CALIFORNIA 5.9%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.300% (MUNIPSA) due 04/01/2056 ~	1,000	968
3.340% (MUNIPSA) due 04/01/2056 ~	2,500	2,487

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	$2,000	$2,153
5.250% due 11/01/2054	3,100	3,363
5.500% due 10/01/2054	995	1,090

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	1,400	1,531

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	1,500	1,516

California Housing Finance Agency Revenue Bonds, Series 2021
3.500% due 11/20/2035	1,023	1,000

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	2,900	2,891

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.590% (MUNIPSA) due 12/01/2050 ~	2,000	1,992

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	1,300	1,356

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,400	1,349

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2026	1,700	1,735

San Diego County, California Regional Airport Authority Revenue Notes, Series 2023
5.000% due 07/01/2033	3,250	3,653

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	2,500	2,475

		29,559

COLORADO 3.9%

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.900% due 03/01/2055	5,000	5,000

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.440% (MUNIPSA) due 05/15/2061 ~	4,000	3,976

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,060

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,000	2,224

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026	460	452

Denver, Colorado Airport System City & County Revenue Notes, Series 2023
5.000% due 11/15/2027	1,000	1,045

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.537% (SOFRRATE) due 09/01/2039 ~	2,100	2,096

University of Colorado Revenue Notes, Series 2024
5.000% due 10/01/2028	3,500	3,766

		19,619

CONNECTICUT 1.3%

Connecticut State General Obligation Notes, Series 2025
5.000% due 12/01/2032	5,500	6,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 2.2%

District of Columbia General Obligation Bonds, Series 2018
5.000% due 06/01/2030	$1,250	$1,333

District of Columbia Housing Finance Agency Revenue Bonds, Series 2022
2.950% due 09/01/2040	1,800	1,799

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	4,500	4,693

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2023
5.000% due 10/01/2025	1,750	1,750

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2024
5.000% due 10/01/2025	1,750	1,750

		11,325

FLORIDA 3.9%

Capital Projects Finance Authority, Florida Revenue Notes, Series 2020
5.000% due 10/01/2027	1,250	1,291

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2027	2,850	2,977

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
3.700% due 10/01/2042	4,000	4,000

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2028	2,500	2,656

Miami-Dade County, Florida Housing Finance Authority Revenue Notes, Series 2025
2.950% due 09/01/2029	2,700	2,697

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	3,000	3,000

Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025
5.000% due 10/01/2026	1,000	1,022

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2029	1,665	1,819

		19,462

GEORGIA 2.3%

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2028	1,400	1,480

College Park Housing Authority, Georgia Revenue Bonds, Series 2025
3.450% due 04/01/2044	1,800	1,819

Columbus County, Georgia Housing Authority Revenue Notes, (HUD Insured), Series 2025
5.000% due 04/01/2028	400	412

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	3,400	3,421

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	1,900	2,048

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2027	1,000	1,032
5.000% due 01/01/2028	800	843

Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024
5.000% due 02/01/2029	500	525

		11,580

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IDAHO 0.4%

Idaho Housing & Finance Association Revenue Bonds, Series 2025
3.350% due 06/10/2050	$1,900	$1,915

ILLINOIS 5.8%

Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2027	1,000	1,033

Chicago, Illinois Revenue Notes, Series 2025
3.200% due 10/01/2028	1,700	1,713

Illinois Finance Authority Revenue Bonds, Series 2015
5.000% due 11/15/2033	1,100	1,100

Illinois Finance Authority Revenue Bonds, Series 2021
3.590% (MUNIPSA) due 05/01/2042 ~	1,500	1,492

Illinois Finance Authority Revenue Bonds, Series 2023
4.600% due 10/01/2053	5,000	5,022

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2030	3,400	3,709

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	7,750	8,370

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2028	1,615	1,708
5.000% due 02/01/2032	3,000	3,345

Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020
5.000% due 01/01/2029	1,400	1,498

		28,990

INDIANA 2.6%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,350	3,194

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,800	2,741

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,110

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063	1,000	1,115

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,036

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,035

		13,231

KANSAS 1.2%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	4,500	4,518

Kansas Housing Development Finance Authority Revenue Notes, (HUD Insured), Series 2024
3.010% due 11/01/2027	1,600	1,602

		6,120

KENTUCKY 0.4%

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	450	488

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,400	1,415

		1,903

LOUISIANA 0.2%

Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024
5.000% due 04/01/2028	1,220	1,258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MAINE 0.2%

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	$1,000	$1,035

MASSACHUSETTS 2.3%

Commonwealth of Massachusetts General Obligation Notes, Series 2025
5.000% due 07/01/2034	3,000	3,506

Commonwealth of Massachusetts Special Obligation Revenue Bonds, (BAM Insured), Series 2005
5.500% due 01/01/2034	5,000	5,751

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.490% (MUNIPSA) due 07/01/2049 ~	2,500	2,500

		11,757

MICHIGAN 4.4%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.650% (TSFR3M) due 07/01/2032 ~	2,500	2,480

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.640% (MUNIPSA) due 04/15/2047 ~	2,500	2,493

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2028	535	559
5.000% due 02/28/2031	950	1,034

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	400	441

Michigan Strategic Fund Revenue Bonds, Series 2001
4.125% due 08/01/2027	2,500	2,520

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,149
5.000% due 12/01/2028	6,655	7,082

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2029	4,000	4,372

		22,130

MINNESOTA 0.4%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2030	650	673

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 07/01/2055	1,250	1,418

		2,091

MISSISSIPPI 0.2%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2039	1,000	1,074

MISSOURI 1.4%

Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025
3.150% due 04/01/2046	700	703

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	4,500	5,057

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 04/01/2034	1,000	1,114

		6,874

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 0.7%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.553% due 08/25/2040	$3,457	$3,517

NEBRASKA 0.3%

Nebraska Public Power District Revenue Notes, Series 2023
5.000% due 07/01/2028	1,500	1,583

NEVADA 0.5%

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,532

NEW JERSEY 1.5%

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.000% due 03/01/2028	2,000	2,117

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	600	680

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	4,525	4,652

		7,449

NEW MEXICO 0.4%

New Mexico Mortgage Finance Authority Revenue Bonds, (HUD Insured), Series 2023
2.970% due 02/01/2042	2,095	2,093

NEW YORK 10.1%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	2,500	2,520

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,500	2,533

Long Island Power Authority, New York Revenue Bonds, Series 2025
3.000% due 09/01/2055	2,100	2,090

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.587% (SOFRRATE) due 11/01/2032 ~	2,000	2,002

New York City, New York General Obligation Bonds, Series 2012
3.900% due 04/01/2042	4,000	4,000

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	2,100	2,139

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
3.700% due 06/15/2050	3,900	3,900

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2027	1,250	1,256

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	1,500	1,689

New York Power Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,300	1,377

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,546
5.000% due 03/15/2036	1,000	1,017

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500	2,504

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Housing Finance Agency Revenue Bonds, Series 2025
3.600% due 11/01/2064	$2,300	$2,325

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	4,000	4,078

Starpoint Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/26/2026	5,000	5,037

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	4,000	4,238
5.000% due 03/15/2029	5,000	5,453

		50,704

NORTH CAROLINA 3.3%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
3.700% due 01/15/2037	3,655	3,655

Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025
3.625% due 04/01/2029	1,250	1,271

Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	1,400	1,415
3.625% due 11/01/2058	3,700	3,749

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	815	901

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	900	1,033

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	2,000	2,213

Raleigh Housing Authority, North Carolina Revenue Bonds, Series 2025
2.950% due 09/01/2059	2,150	2,146

		16,383

NORTH DAKOTA 0.1%

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	600	664

OHIO 4.2%

Hamilton County, Ohio Revenue Bonds, Series 2021
3.950% due 08/15/2051	4,760	4,760

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	500	521

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	800	763

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	2,000	2,042

Ohio Air Quality Development Authority Revenue Notes, Series 2022
4.000% due 09/01/2030	2,900	2,958

Ohio State General Obligation Notes, Series 2025
5.000% due 11/01/2028	4,000	4,319

Ohio State Hospital Revenue Bonds, Series 2021
5.000% due 01/01/2033	2,415	2,704

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	2,000	2,085

Port of Greater Cincinnati Development Authority, Ohio Revenue Notes, (AGM Insured), Series 2024
5.000% due 12/01/2031	535	594

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2028 (b)	500	455

		21,201

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.1%

Oklahoma Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2025
3.200% due 10/01/2042	$500	$501

OREGON 0.1%

Multnomah County School District 40, Oregon General Obligation Notes, Series 2023
0.000% due 06/15/2026 (b)	275	269

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2025	450	450

		719

PENNSYLVANIA 5.9%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.590% (MUNIPSA) due 11/15/2047 ~	4,000	3,967

Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021
3.137% (SOFRRATE) due 01/01/2032 ~	4,480	4,478

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	3,500	3,639

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	860

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2017
3.875% due 08/01/2037	5,000	5,006

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.850% due 04/01/2034	5,000	5,000

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
3.800% due 06/01/2049	1,000	1,000

Pennsylvania Turnpike Commission Revenue Notes, Series 2024
5.000% due 06/01/2031	1,325	1,491

Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021
5.000% due 07/01/2027	4,000	4,143

		29,584

PUERTO RICO 1.3%

Puerto Rico Housing Finance Authority Revenue Notes, (HUD Insured), Series 2023
5.000% due 03/01/2027	2,000	2,016

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,751

		6,767

SOUTH CAROLINA 1.3%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,100	1,201

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	2,250	2,250

South Carolina Public Service Authority Revenue Notes, Series 2025
5.000% due 12/01/2028	1,650	1,776

South Carolina State Housing Finance & Development Authority Revenue Bonds, (HUD Insured), Series 2024
3.000% due 04/01/2043	1,300	1,302

		6,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.9%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025
5.000% due 10/01/2028	$500	$519

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,000	3,075

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,000	1,080

		4,674

TEXAS 10.9%

Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2026	1,750	1,800

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,000	1,080

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050 (a)	1,500	$1,622
5.250% due 11/01/2043 (a)	2,200	2,326

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	4,250	4,565

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	2,000	1,997

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	8,000	8,209

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,000	2,095

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,566

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,500	1,607

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2033	4,100	4,687

Harris County, Texas Toll Road Revenue Notes, Series 2024
5.000% due 08/15/2026	2,380	2,432

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	4,000	4,082

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,457

Mission Economic Development Corp., Texas Revenue Bonds, Series 2020
3.800% due 05/01/2046	1,000	1,000

Montgomery County, Texas General Obligation Bonds, Series 2018
5.000% due 03/01/2034	1,005	1,046

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,282

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,600	1,614

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	1,500	1,670

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	1,000	1,121

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.331% (TSFR3M) due 12/15/2026 ~	1,500	1,500

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

THF Public Facility Corp. Texas Revenue Bonds, Series 2025
3.340% due 02/01/2044	$800	$808

Williamson County, Texas General Obligation Notes, Series 2021
1.286% due 02/15/2029	4,700	4,329

		54,895

UTAH 0.2%

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	900	1,033

VIRGINIA 1.1%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,300	1,420

Virginia College Building Authority Revenue Notes, Series 2021
0.770% due 09/01/2026	3,000	2,920

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,100	1,101

		5,441

WASHINGTON 1.3%

Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015
3.090% (MUNIPSA) due 11/01/2045 ~	4,500	4,471

Energy Northwest, Washington Revenue Notes, Series 2024
5.000% due 07/01/2027	1,000	1,046

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030 (a)	800	878

		6,395

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.5%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	$2,250	$2,288

WISCONSIN 1.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,557

Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2026	550	558

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2025	290	290
4.000% due 10/01/2027	195	196

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
3.070% (MUNIPSA) due 08/15/2054 ~	2,500	2,485

		6,086

Total Municipal Bonds & Notes (Cost $450,417)		456,917

U.S. GOVERNMENT AGENCIES 0.4%

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.955% due 07/15/2040 •	1,955	2,002

Total U.S. Government Agencies (Cost $1,955)		2,002

	SHARES
SHORT-TERM INSTRUMENTS 0.9%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class

4.200% (c)	524,561	524

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.8%

Chittenango Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	$3,000	$3,022

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	1,000	1,009

Total Municipal Bonds & Notes (Cost $4,023)		4,031

Total Short-Term Instruments (Cost $4,547)		4,555

Total Investments in Securities (Cost $456,919)		463,474

INVESTMENTS IN AFFILIATES 9.3%

SHORT-TERM INSTRUMENTS 9.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%

PIMCO Short-Term Floating NAV Portfolio III	4,818,753	46,930

Total Short-Term Instruments (Cost $46,918)		46,930

Total Investments in Affiliates (Cost $46,918)		46,930

Total Investments 101.4% (Cost $503,837)		$510,404

Other Assets and Liabilities, net (1.4)%		(7,104)

Net Assets 100.0%		$503,300

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$17,265	$0	$17,265
Arizona	0	12,371	0	12,371
California	0	29,559	0	29,559
Colorado	0	19,619	0	19,619
Connecticut	0	6,320	0	6,320
District of Columbia	0	11,325	0	11,325
Florida	0	19,462	0	19,462
Georgia	0	11,580	0	11,580

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Idaho	$0	$1,915	$0	$1,915
Illinois	0	28,990	0	28,990
Indiana	0	13,231	0	13,231
Kansas	0	6,120	0	6,120
Kentucky	0	1,903	0	1,903
Louisiana	0	1,258	0	1,258
Maine	0	1,035	0	1,035
Massachusetts	0	11,757	0	11,757
Michigan	0	22,130	0	22,130
Minnesota	0	2,091	0	2,091

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)	September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Mississippi	$0	$1,074	$0	$1,074
Missouri	0	6,874	0	6,874
Multi-State	0	3,517	0	3,517
Nebraska	0	1,583	0	1,583
Nevada	0	2,532	0	2,532
New Jersey	0	7,449	0	7,449
New Mexico	0	2,093	0	2,093
New York	0	50,704	0	50,704
North Carolina	0	16,383	0	16,383
North Dakota	0	664	0	664
Ohio	0	21,201	0	21,201
Oklahoma	0	501	0	501
Oregon	0	719	0	719
Pennsylvania	0	29,584	0	29,584
Puerto Rico	0	6,767	0	6,767
South Carolina	0	6,529	0	6,529
Tennessee	0	4,674	0	4,674
Texas	0	54,895	0	54,895

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Utah	$0	$1,033	$0	$1,033
Virginia	0	5,441	0	5,441
Washington	0	6,395	0	6,395
West Virginia	0	2,288	0	2,288
Wisconsin	0	6,086	0	6,086
U.S. Government Agencies	0	2,002	0	2,002
Short-Term Instruments
Mutual Funds	0	524	0	524
Municipal Bonds & Notes	0	4,031	0	4,031

	$0	$463,474	$0	$463,474

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,930	$0	$0	$46,930

Total Investments	$46,930	$463,474	$0	$510,404

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014.The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class C-2 shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	79

Notes to Financial Statements	(Cont.)

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO California Municipal Bond Fund	Daily	Monthly

PIMCO California Short Duration Municipal Income Fund	Daily	Monthly

PIMCO High Yield Municipal Bond Fund	Daily	Monthly

PIMCO Municipal Bond Fund	Daily	Monthly

PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO New York Municipal Bond Fund	Daily	Monthly

PIMCO Short Duration Municipal Income Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2025	(Unaudited)

became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the

NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	81

Notes to Financial Statements	(Cont.)

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2025	(Unaudited)

reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Bond Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$4,014	$95,978	$(76,100)	$(2)	$5	$23,895	$276	$0

PIMCO California Municipal Bond Fund	10,834	148,410	(143,500)	4	0	15,748	310	0

PIMCO California Short Duration Municipal Income Fund	4,983	83,860	(64,500)	0	9	24,352	458	0

PIMCO High Yield Municipal Bond Fund	41,513	1,566,779	(1,346,900)	57	123	261,572	7,848	0

PIMCO Municipal Bond Fund	281,101	1,391,095	(1,499,300)	127	34	173,057	3,375	0

PIMCO National Intermediate Municipal Bond Fund	30,240	333,533	(283,500)	8	10	80,291	827	0

PIMCO New York Municipal Bond Fund	31,110	216,915	(230,901)	18	(11)	17,131	316	0

PIMCO Short Duration Municipal Income Fund	9,752	184,464	(147,300)	5	9	46,930	560	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes

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Notes to Financial Statements	(Cont.)

that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s share. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a

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Notes to Financial Statements	(Cont.)

Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

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Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	X

New York State-Specific	—	—	—	X	X	X	X	X

Puerto Rico-Specific	—	—	—	X	—	—	X	—

AMT Bonds	X	X	X	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate , sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared

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Notes to Financial Statements	(Cont.)

over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

California State-Specific Risk is the risk that by focusing its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by focusing its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

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Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result

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in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized

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appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class C-2
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A		0.30%	0.30%	N/A
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A		0.30%	N/A	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.45%	(1)	0.30%	0.30%	N/A
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.44%	(1)	0.30%	0.30%	N/A
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.42%	(1)	0.30%	0.30%	N/A
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.35%	(1)	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Municipal Bond Fund Class C shares and PIMCO National Intermediate Bond Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%; for PIMCO Short Duration Municipal Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%) and, up to 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A,

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Notes to Financial Statements	(Cont.)

Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%

PIMCO Short Duration Municipal Income Fund	0.30%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Short Duration Municipal Income Fund	0.50%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to

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I-3 shares of each of the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO High Yield Municipal Bond Fund	$18

PIMCO Municipal Bond Fund	8

PIMCO New York Municipal Bond Fund	0

PIMCO Short Duration Municipal Income Fund	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund to waive its Management fees in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. For the period ended September 30, 2025, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended September 30, 2025 were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO California Intermediate Municipal Bond Fund	$7,955	$7,100	$(433)

PIMCO California Municipal Bond Fund	4,212	4,519	(239)

PIMCO California Short Duration Municipal Income Fund	428	457	8

PIMCO High Yield Municipal Bond Fund	451,198	463,844	(27,371)

PIMCO Municipal Bond Fund	408,506	413,937	(21,025)

PIMCO National Intermediate Municipal Bond Fund	58,959	48,967	(2,374)

PIMCO New York Municipal Bond Fund	64,742	58,760	(2,999)

PIMCO Short Duration Municipal Income Fund	4,092	3,908	(116)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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Notes to Financial Statements	(Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Intermediate Municipal Bond Fund	$0	$0	$79,973	$41,421

PIMCO California Municipal Bond Fund	0	0	148,247	46,588

PIMCO California Short Duration Municipal Income Fund	0	0	71,803	31,140

PIMCO High Yield Municipal Bond Fund	0	17,566	2,189,368	2,190,730

PIMCO Municipal Bond Fund	25,525	10,293	1,952,843	1,628,348

PIMCO National Intermediate Municipal Bond Fund	11,947	547	367,988	231,556

PIMCO New York Municipal Bond Fund	6	0	285,764	278,963

PIMCO Short Duration Municipal Income Fund	0	0	142,021	87,453

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,788	$44,015	3,998	$37,427	7,792	$81,265	10,459	$112,499

I-2	3,189	29,269	1,145	10,726	6,861	71,203	4,087	43,795

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	2,032	18,849	1,608	15,107	3,609	37,556	7,066	75,870

Class C	27	251	70	656	37	386	88	946

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	133	1,222	191	1,788	301	3,134	346	3,711

I-2	70	645	84	786	176	1,838	199	2,129

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	86	790	137	1,283	190	1,981	290	3,113

Class C	3	24	7	61	3	29	6	68

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(2,456)	(22,498)	(4,457)	(41,717)	(4,106)	(42,646)	(1,917)	(20,545)

I-2	(690)	(6,336)	(785)	(7,337)	(2,453)	(25,438)	(2,053)	(21,937)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(594)	(5,481)	(900)	(8,428)	(2,033)	(21,156)	(2,659)	(28,513)

Class C	(162)	(1,484)	(59)	(549)	(29)	(300)	(116)	(1,250)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	6,426	$59,266	1,039	$9,803	10,348	$107,852	15,796	$169,886

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2025	(Unaudited)

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	6,982	$67,257	5,403	$52,173	101,153	$830,460	156,428	$1,335,678

I-2	864	8,321	984	9,487	70,440	579,611	87,561	746,828

I-3	N/A	N/A	N/A	N/A	2,732	22,487	5,675	48,493

Class A	615	5,901	671	6,475	20,906	171,904	75,410	644,819

Class C	N/A	N/A	N/A	N/A	615	5,057	2,344	20,011

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	184	1,773	246	2,372	6,518	53,625	11,407	97,239

I-2	33	315	60	574	3,388	27,864	5,856	49,923

I-3	N/A	N/A	N/A	N/A	192	1,578	303	2,581

Class A	23	220	46	439	3,095	25,460	5,142	43,834

Class C	N/A	N/A	N/A	N/A	113	930	223	1,904

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,496)	(14,407)	(3,630)	(35,012)	(88,170)	(722,834)	(93,797)	(798,798)

I-2	(480)	(4,629)	(1,023)	(9,869)	(63,876)	(523,343)	(53,096)	(452,679)

I-3	N/A	N/A	N/A	N/A	(5,087)	(41,752)	(2,595)	(22,123)

Class A	(518)	(4,992)	(944)	(9,120)	(26,072)	(213,854)	(31,553)	(268,766)

Class C	N/A	N/A	N/A	N/A	(1,204)	(9,898)	(2,174)	(18,545)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	6,207	$59,759	1,813	$17,519	24,743	$207,295	167,134	$1,430,399

	PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	92,074	$843,082	67,086	$634,465	18,724	$190,375	24,755	$256,091

I-2	62,237	571,223	117,716	1,106,677	11,054	112,398	11,123	115,195

I-3	2,309	21,250	2,751	25,953	N/A	N/A	N/A	N/A

Class A	15,517	142,514	32,067	303,728	2,917	29,642	4,618	47,844

Class C	402	3,693	1,204	11,398	90	920	85	882

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	3,331	30,644	5,080	47,994	1,174	11,984	1,858	19,202

I-2	3,078	28,294	3,673	34,701	380	3,876	447	4,614

I-3	70	640	73	688	N/A	N/A	N/A	N/A

Class A	1,500	13,799	2,562	24,207	200	2,041	327	3,376

Class C	50	455	91	855	6	63	13	137

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(58,745)	(536,631)	(35,488)	(335,450)	(9,029)	(91,685)	(7,643)	(78,888)

I-2	(64,096)	(587,078)	(41,938)	(396,053)	(3,778)	(38,342)	(3,874)	(40,016)

I-3	(1,538)	(14,085)	(983)	(9,286)	N/A	N/A	N/A	N/A

Class A	(13,802)	(126,610)	(18,253)	(172,351)	(1,788)	(18,213)	(2,259)	(23,377)

Class C	(595)	(5,474)	(1,054)	(9,961)	(115)	(1,179)	(113)	(1,171)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	41,792	$385,716	134,587	$21,267,565	19,835	$201,880	29,337	$303,889

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Notes to Financial Statements	(Cont.)

	PIMCO New York Municipal Bond Fund				PIMCO Short Duration Municipal Income Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	8,753	$91,463	10,216	$110,422	6,588	$54,885	8,978	$74,554

I-2	4,645	48,503	6,173	66,697	8,440	69,984	8,015	66,646

I-3	79	841	118	1,277	196	1,635	553	4,582

Class A	4,601	48,140	17,700	192,096	3,871	32,083	5,107	42,528

Class C	92	951	200	2,169	16	124	27	229

Class C-2	N/A	N/A	N/A	N/A	1	6	23	195
Issued as reinvestment of distributions

Institutional Class	496	5,187	819	8,849	357	2,972	722	5,994

I-2	269	2,811	426	4,596	287	2,392	383	3,181

I-3	3	30	4	47	24	201	43	359

Class A	671	7,021	1,072	11,583	209	1,738	354	2,941

Class C	11	117	26	281	3	28	9	73

Class C-2	N/A	N/A	N/A	N/A	N/A	3	1	4
Cost of shares redeemed

Institutional Class	(8,743)	(90,949)	(5,364)	(57,938)	(5,361)	(44,570)	(14,835)	(123,318)

I-2	(3,833)	(40,178)	(2,446)	(26,473)	(2,455)	(20,380)	(6,550)	(54,426)

I-3	(61)	(638)	(85)	(915)	(158)	(1,315)	(252)	(2,096)

Class A	(5,281)	(55,279)	(6,861)	(74,042)	(2,637)	(21,931)	(4,123)	(34,281)

Class C	(338)	(3,525)	(374)	(4,038)	(42)	(347)	(184)	(1,531)

Class C-2	N/A	N/A	N/A	N/A	(8)	(64)	(8)	(68)

Net increase (decrease) resulting from Fund share transactions	1,364	$14,495	21,624	$234,611	9,331	$77,444	(1,737)	$(14,434)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Intermediate Municipal Bond Fund	3	0	53%	0%

PIMCO California Municipal Bond Fund	4	0	66%	0%

PIMCO California Short Duration Municipal Income Fund	1	0	50%	0%

PIMCO High Yield Municipal Bond Fund	2	0	31%	0%

PIMCO Municipal Bond Fund	2	0	29%	0%

PIMCO National Intermediate Municipal Bond Fund	2	0	41%	0%

PIMCO New York Municipal Bond Fund	4	0	64%	0%

PIMCO Short Duration Municipal Income Fund	3	0	42%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

98	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2025	(Unaudited)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Intermediate Municipal Bond Fund	$6,860	$3,973

PIMCO California Municipal Bond Fund	4,808	3,935

PIMCO California Short Duration Municipal Income Fund	5,064	2,055

PIMCO High Yield Municipal Bond Fund	56,889	108,611

PIMCO Municipal Bond Fund	71,943	75,872

PIMCO National Intermediate Municipal Bond Fund	4,808	6,691

PIMCO New York Municipal Bond Fund	15,156	19,019

PIMCO Short Duration Municipal Income Fund	12,635	7,151

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO California Intermediate Municipal Bond Fund	$256,198	$5,203	$(1,303)	$3,900

PIMCO California Municipal Bond Fund	439,877	8,879	(5,247)	3,632

PIMCO California Short Duration Municipal Income Fund	199,175	2,278	(866)	1,412

PIMCO High Yield Municipal Bond Fund	5,752,902	203,190	(229,275)	(26,085)

PIMCO Municipal Bond Fund	4,151,817	112,027	(30,299)	81,728

PIMCO National Intermediate Municipal Bond Fund	1,121,914	26,106	(1,619)	24,487

PIMCO New York Municipal Bond Fund	883,051	15,464	(13,859)	1,605

PIMCO Short Duration Municipal Income Fund	503,837	7,377	(810)	6,567

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Index/Spread Abbreviations:

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	HUD	U.S. Department of Housing and Urban Development

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

CR	Custodial Receipts	GNMA	Government National Mortgage Association

Other Abbreviations:

BABs	Build America Bonds	OIS	Overnight Index Swap	TBA	To-Be-Announced

100	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Intermediate Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0273	$0.0000	$0.0000	$0.0273

May 2025	$0.0278	$0.0000	$0.0000	$0.0278

June 2025	$0.0260	$0.0000	$0.0000	$0.0260

July 2025	$0.0274	$0.0000	$0.0000	$0.0274

August 2025	$0.0288	$0.0000	$0.0000	$0.0288

September 2025	$0.0262	$0.0000	$0.0000	$0.0262

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0266	$0.0000	$0.0000	$0.0266

May 2025	$0.0270	$0.0000	$0.0000	$0.0270

June 2025	$0.0253	$0.0000	$0.0000	$0.0253

July 2025	$0.0266	$0.0000	$0.0000	$0.0266

August 2025	$0.0281	$0.0000	$0.0000	$0.0281

September 2025	$0.0255	$0.0000	$0.0000	$0.0255

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0248	$0.0000	$0.0000	$0.0248

May 2025	$0.0251	$0.0000	$0.0000	$0.0251

June 2025	$0.0236	$0.0000	$0.0000	$0.0236

July 2025	$0.0248	$0.0000	$0.0000	$0.0248

August 2025	$0.0262	$0.0000	$0.0000	$0.0262

September 2025	$0.0238	$0.0000	$0.0000	$0.0238

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0190	$0.0000	$0.0000	$0.0190

May 2025	$0.0191	$0.0000	$0.0000	$0.0191

June 2025	$0.0181	$0.0000	$0.0000	$0.0181

July 2025	$0.0190	$0.0000	$0.0000	$0.0190

August 2025	$0.0201	$0.0000	$0.0000	$0.0201

September 2025	$0.0182	$0.0000	$0.0000	$0.0182

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Distribution Information	(Cont.)

PIMCO California Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0322	$0.0000	$0.0000	$0.0322

May 2025	$0.0328	$0.0000	$0.0000	$0.0328

June 2025	$0.0312	$0.0000	$0.0000	$0.0312

July 2025	$0.0319	$0.0000	$0.0000	$0.0319

August 2025	$0.0338	$0.0000	$0.0000	$0.0338

September 2025	$0.0320	$0.0000	$0.0000	$0.0320

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0314	$0.0000	$0.0000	$0.0314

May 2025	$0.0319	$0.0000	$0.0000	$0.0319

June 2025	$0.0304	$0.0000	$0.0000	$0.0304

July 2025	$0.0310	$0.0000	$0.0000	$0.0310

August 2025	$0.0329	$0.0000	$0.0000	$0.0329

September 2025	$0.0311	$0.0000	$0.0000	$0.0311

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0292	$0.0000	$0.0000	$0.0292

May 2025	$0.0296	$0.0000	$0.0000	$0.0296

June 2025	$0.0283	$0.0000	$0.0000	$0.0283

July 2025	$0.0288	$0.0000	$0.0000	$0.0288

August 2025	$0.0307	$0.0000	$0.0000	$0.0307

September 2025	$0.0290	$0.0000	$0.0000	$0.0290

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0228	$0.0000	$0.0000	$0.0228

May 2025	$0.0228	$0.0000	$0.0000	$0.0228

June 2025	$0.0221	$0.0000	$0.0000	$0.0221

July 2025	$0.0222	$0.0000	$0.0000	$0.0222

August 2025	$0.0239	$0.0000	$0.0000	$0.0239

September 2025	$0.0228	$0.0000	$0.0000	$0.0228

PIMCO California Short Duration Municipal Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0239	$0.0000	$0.0000	$0.0239

May 2025	$0.0246	$0.0000	$0.0000	$0.0246

June 2025	$0.0231	$0.0000	$0.0000	$0.0231

July 2025	$0.0232	$0.0000	$0.0000	$0.0232

August 2025	$0.0249	$0.0000	$0.0000	$0.0249

September 2025	$0.0231	$0.0000	$0.0000	$0.0231

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0232	$0.0000	$0.0000	$0.0232

May 2025	$0.0237	$0.0000	$0.0000	$0.0237

June 2025	$0.0223	$0.0000	$0.0000	$0.0223

July 2025	$0.0224	$0.0000	$0.0000	$0.0224

August 2025	$0.0240	$0.0000	$0.0000	$0.0240

September 2025	$0.0224	$0.0000	$0.0000	$0.0224

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0208	$0.0000	$0.0000	$0.0208

May 2025	$0.0212	$0.0000	$0.0000	$0.0212

June 2025	$0.0201	$0.0000	$0.0000	$0.0201

July 2025	$0.0199	$0.0000	$0.0000	$0.0199

August 2025	$0.0215	$0.0000	$0.0000	$0.0215

September 2025	$0.0200	$0.0000	$0.0000	$0.0200

PIMCO High Yield Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0307	$0.0000	$0.0000	$0.0307

May 2025	$0.0322	$0.0000	$0.0000	$0.0322

June 2025	$0.0301	$0.0000	$0.0000	$0.0301

July 2025	$0.0313	$0.0000	$0.0000	$0.0313

August 2025	$0.0323	$0.0000	$0.0000	$0.0323

September 2025	$0.0305	$0.0000	$0.0000	$0.0305

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0300	$0.0000	$0.0000	$0.0300

May 2025	$0.0315	$0.0000	$0.0000	$0.0315

June 2025	$0.0294	$0.0000	$0.0000	$0.0294

July 2025	$0.0306	$0.0000	$0.0000	$0.0306

August 2025	$0.0316	$0.0000	$0.0000	$0.0316

September 2025	$0.0299	$0.0000	$0.0000	$0.0299

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0296	$0.0000	$0.0000	$0.0296

May 2025	$0.0311	$0.0000	$0.0000	$0.0311

June 2025	$0.0291	$0.0000	$0.0000	$0.0291

July 2025	$0.0302	$0.0000	$0.0000	$0.0302

August 2025	$0.0313	$0.0000	$0.0000	$0.0313

September 2025	$0.0294	$0.0000	$0.0000	$0.0294

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0286	$0.0000	$0.0000	$0.0286

May 2025	$0.0300	$0.0000	$0.0000	$0.0300

June 2025	$0.0281	$0.0000	$0.0000	$0.0281

July 2025	$0.0292	$0.0000	$0.0000	$0.0292

August 2025	$0.0302	$0.0000	$0.0000	$0.0302

September 2025	$0.0285	$0.0000	$0.0000	$0.0285

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Distribution Information	(Cont.)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0235	$0.0000	$0.0000	$0.0235

May 2025	$0.0246	$0.0000	$0.0000	$0.0246

June 2025	$0.0232	$0.0000	$0.0000	$0.0232

July 2025	$0.0240	$0.0000	$0.0000	$0.0240

August 2025	$0.0248	$0.0000	$0.0000	$0.0248

September 2025	$0.0236	$0.0000	$0.0000	$0.0236

PIMCO Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0300	$0.0000	$0.0000	$0.0300

May 2025	$0.0313	$0.0000	$0.0000	$0.0313

June 2025	$0.0302	$0.0000	$0.0000	$0.0302

July 2025	$0.0316	$0.0000	$0.0000	$0.0316

August 2025	$0.0331	$0.0000	$0.0000	$0.0331

September 2025	$0.0307	$0.0000	$0.0000	$0.0307

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0293	$0.0000	$0.0000	$0.0293

May 2025	$0.0305	$0.0000	$0.0000	$0.0305

June 2025	$0.0295	$0.0000	$0.0000	$0.0295

July 2025	$0.0308	$0.0000	$0.0000	$0.0308

August 2025	$0.0323	$0.0000	$0.0000	$0.0323

September 2025	$0.0300	$0.0000	$0.0000	$0.0300

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0289	$0.0000	$0.0000	$0.0289

May 2025	$0.0301	$0.0000	$0.0000	$0.0301

June 2025	$0.0291	$0.0000	$0.0000	$0.0291

July 2025	$0.0304	$0.0000	$0.0000	$0.0304

August 2025	$0.0319	$0.0000	$0.0000	$0.0319

September 2025	$0.0296	$0.0000	$0.0000	$0.0296

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0277	$0.0000	$0.0000	$0.0277

May 2025	$0.0288	$0.0000	$0.0000	$0.0288

June 2025	$0.0280	$0.0000	$0.0000	$0.0280

July 2025	$0.0292	$0.0000	$0.0000	$0.0292

August 2025	$0.0306	$0.0000	$0.0000	$0.0306

September 2025	$0.0284	$0.0000	$0.0000	$0.0284

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0239	$0.0000	$0.0000	$0.0239

May 2025	$0.0248	$0.0000	$0.0000	$0.0248

June 2025	$0.0243	$0.0000	$0.0000	$0.0243

July 2025	$0.0253	$0.0000	$0.0000	$0.0253

August 2025	$0.0266	$0.0000	$0.0000	$0.0266

September 2025	$0.0247	$0.0000	$0.0000	$0.0247

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

PIMCO National Intermediate Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0307	$0.0000	$0.0000	$0.0307

May 2025	$0.0310	$0.0000	$0.0000	$0.0310

June 2025	$0.0300	$0.0000	$0.0000	$0.0300

July 2025	$0.0311	$0.0000	$0.0000	$0.0311

August 2025	$0.0324	$0.0000	$0.0000	$0.0324

September 2025	$0.0302	$0.0000	$0.0000	$0.0302

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0299	$0.0000	$0.0000	$0.0299

May 2025	$0.0301	$0.0000	$0.0000	$0.0301

June 2025	$0.0292	$0.0000	$0.0000	$0.0292

July 2025	$0.0303	$0.0000	$0.0000	$0.0303

August 2025	$0.0315	$0.0000	$0.0000	$0.0315

September 2025	$0.0294	$0.0000	$0.0000	$0.0294

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0278	$0.0000	$0.0000	$0.0278

May 2025	$0.0279	$0.0000	$0.0000	$0.0279

June 2025	$0.0272	$0.0000	$0.0000	$0.0272

July 2025	$0.0281	$0.0000	$0.0000	$0.0281

August 2025	$0.0293	$0.0000	$0.0000	$0.0293

September 2025	$0.0273	$0.0000	$0.0000	$0.0273

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0236	$0.0000	$0.0000	$0.0236

May 2025	$0.0235	$0.0000	$0.0000	$0.0235

June 2025	$0.0231	$0.0000	$0.0000	$0.0231

July 2025	$0.0238	$0.0000	$0.0000	$0.0238

August 2025	$0.0248	$0.0000	$0.0000	$0.0248

September 2025	$0.0232	$0.0000	$0.0000	$0.0232

PIMCO New York Municipal Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0324	$0.0000	$0.0000	$0.0324

May 2025	$0.0326	$0.0000	$0.0000	$0.0326

June 2025	$0.0316	$0.0000	$0.0000	$0.0316

July 2025	$0.0321	$0.0000	$0.0000	$0.0321

August 2025	$0.0343	$0.0000	$0.0000	$0.0343

September 2025	$0.0327	$0.0000	$0.0000	$0.0327

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0315	$0.0000	$0.0000	$0.0315

May 2025	$0.0317	$0.0000	$0.0000	$0.0317

June 2025	$0.0307	$0.0000	$0.0000	$0.0307

July 2025	$0.0312	$0.0000	$0.0000	$0.0312

August 2025	$0.0334	$0.0000	$0.0000	$0.0334

September 2025	$0.0318	$0.0000	$0.0000	$0.0318

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0311	$0.0000	$0.0000	$0.0311

May 2025	$0.0312	$0.0000	$0.0000	$0.0312

June 2025	$0.0303	$0.0000	$0.0000	$0.0303

July 2025	$0.0307	$0.0000	$0.0000	$0.0307

August 2025	$0.0329	$0.0000	$0.0000	$0.0329

September 2025	$0.0314	$0.0000	$0.0000	$0.0314

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0295	$0.0000	$0.0000	$0.0295

May 2025	$0.0296	$0.0000	$0.0000	$0.0296

June 2025	$0.0288	$0.0000	$0.0000	$0.0288

July 2025	$0.0292	$0.0000	$0.0000	$0.0292

August 2025	$0.0313	$0.0000	$0.0000	$0.0313

September 2025	$0.0299	$0.0000	$0.0000	$0.0299

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0230	$0.0000	$0.0000	$0.0230

May 2025	$0.0227	$0.0000	$0.0000	$0.0227

June 2025	$0.0226	$0.0000	$0.0000	$0.0226

July 2025	$0.0225	$0.0000	$0.0000	$0.0225

August 2025	$0.0244	$0.0000	$0.0000	$0.0244

September 2025	$0.0235	$0.0000	$0.0000	$0.0235

PIMCO Short Duration Municipal Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0231	$0.0000	$0.0000	$0.0231

May 2025	$0.0229	$0.0000	$0.0000	$0.0229

June 2025	$0.0221	$0.0000	$0.0000	$0.0221

July 2025	$0.0229	$0.0000	$0.0000	$0.0229

August 2025	$0.0239	$0.0000	$0.0000	$0.0239

September 2025	$0.0227	$0.0000	$0.0000	$0.0227

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0225	$0.0000	$0.0000	$0.0225

May 2025	$0.0222	$0.0000	$0.0000	$0.0222

June 2025	$0.0215	$0.0000	$0.0000	$0.0215

July 2025	$0.0222	$0.0000	$0.0000	$0.0222

August 2025	$0.0232	$0.0000	$0.0000	$0.0232

September 2025	$0.0220	$0.0000	$0.0000	$0.0220

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0221	$0.0000	$0.0000	$0.0221

May 2025	$0.0219	$0.0000	$0.0000	$0.0219

June 2025	$0.0211	$0.0000	$0.0000	$0.0211

July 2025	$0.0218	$0.0000	$0.0000	$0.0218

August 2025	$0.0228	$0.0000	$0.0000	$0.0228

September 2025	$0.0217	$0.0000	$0.0000	$0.0217

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0204	$0.0000	$0.0000	$0.0204

May 2025	$0.0201	$0.0000	$0.0000	$0.0201

June 2025	$0.0195	$0.0000	$0.0000	$0.0195

July 2025	$0.0200	$0.0000	$0.0000	$0.0200

August 2025	$0.0210	$0.0000	$0.0000	$0.0210

September 2025	$0.0200	$0.0000	$0.0000	$0.0200

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0184	$0.0000	$0.0000	$0.0184

May 2025	$0.0179	$0.0000	$0.0000	$0.0179

June 2025	$0.0175	$0.0000	$0.0000	$0.0175

July 2025	$0.0179	$0.0000	$0.0000	$0.0179

August 2025	$0.0188	$0.0000	$0.0000	$0.0188

September 2025	$0.0180	$0.0000	$0.0000	$0.0180

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0170	$0.0000	$0.0000	$0.0170

May 2025	$0.0164	$0.0000	$0.0000	$0.0164

June 2025	$0.0162	$0.0000	$0.0000	$0.0162

July 2025	$0.0165	$0.0000	$0.0000	$0.0165

August 2025	$0.0173	$0.0000	$0.0000	$0.0173

September 2025	$0.0166	$0.0000	$0.0000	$0.0166

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	111

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary

Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	113

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies”

of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	115

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSTAXEFFSTMSAR_093025

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: December 4, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: December 4, 2025